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                                            hours per response. . . . . . . 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-4236
                                  ---------------------------------------------

                             One Group Mutual Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    1111 Polaris Parkway, Columbus, OH                         43271-1235
-------------------------------------------------------------------------------
 (Address of principal executive offices)                      (Zip code)

         One Group Administrative Services, Inc., 1111 Polaris Parkway,
                               Columbus, OH 43240
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   1-800-480-4111
                                                     ----------------

Date of fiscal year end:    June 30, 2004
                           ----------------

Date of reporting period:  July 1, 2003 through December 31, 2003
                          ----------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

 EQUITY INVESTING

                                                      [ONE GROUP MUTUAL FUNDS]


    One Group

        SEMI-ANNUAL REPORT

        Six Months Ended December 31, 2003


                 [LOGO] EQUITY FUNDS

                        Small Cap Growth Fund

                        Small Cap Value Fund

                        Mid Cap Growth Fund

                        Mid Cap Value Fund

                        Diversified Mid Cap Fund

                        Large Cap Growth Fund

                        Large Cap Value Fund

                        Equity Income Fund

                        Diversified Equity Fund

                        Balanced Fund Equity Index Fund

                        Market Expansion Index Fund

                        Technology Fund

                        Health Sciences Fund

                        Market Neutral Fund

                        International Equity Index Fund

                        Diversified International Fund









  NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE

  This material must be preceded or accompanied by a current prospectus.

ONE GROUP EQUITY FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................   82

Statements of Operations ...................................   85

Statements of Changes in Net Assets ........................   88

Schedules of Capital Stock Activity ........................   93

Financial Highlights .......................................   98

Notes to Financial Statements ..............................  122

Trustees ...................................................  129

Officers ...................................................  130

Schedule of Shareholder Expenses ...........................  131


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 2

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
COMMON STOCKS (93.0%):
Commercial Services (4.4%):
      34    Advo, Inc. ......................  $   1,077
     109    Arbitron, Inc. (b)...............      4,558
      11    Barra, Inc. .....................        394
      15    Charles River Associates, Inc.
              (b)............................        486
      14    Factset Research Systems,
              Inc. ..........................        537
      65    Fair Issac & Co., Inc. ..........      3,208
      46    FTI Consulting, Inc. (b).........      1,075
      34    G & K Services, Inc., Class A....      1,261
      55    John H. Harland Co. .............      1,499
      86    Kroll, Inc. (b)..................      2,246
     180    Labor Ready, Inc. (b)............      2,358
     116    Nautilus Group, Inc. ............      1,624
      46    New England Business
              Services, Inc. ................      1,363
     175    Sapient Corp. (b)................        980
     106    Startek, Inc. ...................      4,307
     104    Watson Wyatt & Co. (b)...........      2,504
                                               ---------
                                                  29,477
                                               ---------
Communications (0.1%):
     108    Boston Communications Group
              (b)............................        999
                                               ---------
Consumer Durables (5.9%):
     113    Clarcor, Inc. ...................      4,992
      17    Ethan Allen Interiors, Inc. .....        720
     159    Fossil, Inc. (b).................      4,462
      79    Harman International Industries,
              Inc. ..........................      5,807
      12    NVR, Inc. (b)....................      5,685
      45    Polaris Industries, Inc. ........      4,013
     240    Take-Two Interactive Software,
              Inc. (b).......................      6,918
      55    Thor Industries, Inc. ...........      3,070
      91    Toro Co. ........................      4,228
                                               ---------
                                                  39,895
                                               ---------
Consumer Non-Durables (2.0%):
      57    Hain Celestial Group, Inc. (b)...      1,316
     214    K Swiss, Inc., Class A...........      5,159
     186    NBTY, Inc. (b)...................      5,004
     125    Quiksilver, Inc. (b).............      2,216
                                               ---------
                                                  13,695
                                               ---------
Consumer Services (6.3%):
      59    Alliance Gaming Corp. (b)........      1,458
      82    Applebee's International,
              Inc. ..........................      3,232
      68    Bright Horizons Family Solutions,
              Inc. (b).......................      2,856
      25    CEC Entertainment, Inc. (b)......      1,185
      74    Corinthian Colleges, Inc. (b)....      4,095
      61    Emmis Communications Corp., Class
              A (b)..........................      1,661
     144    ITT Educational Services, Inc.
              (b)............................      6,750

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     400    Lions Gate Entertainment Corp.
              (b)............................  $   1,792
      50    Orbitz, Inc., Class A (b)........      1,160
      80    P.F. Chang's China Bistro, Inc.
              (b)............................      4,050
      95    Panera Bread Co. (b).............      3,749
      54    Prepaid Legal Services, Inc.
              (b)............................      1,413
      97    Rare Hospitality International,
              Inc. (b).......................      2,364
     104    Shuffle Master, Inc. (b).........      3,614
      90    Sinclair Broadcast Group Inc.,
              Class A (b)....................      1,349
      52    Sonic Corp. (b)..................      1,598
                                               ---------
                                                  42,326
                                               ---------
Distribution Services (2.7%):
      65    Performance Food Group Co. (b)...      2,333
     119    PolyMedica Corp. ................      3,131
     120    Priority Healthcare Corp., Class
              B (b)..........................      2,892
     198    SCP Pool Corp. (b)...............      6,468
     104    United Natural Foods, Inc. (b)...      3,738
                                               ---------
                                                  18,562
                                               ---------
Electronic Technology (16.5%):
      29    Alliant Techsystems, Inc. (b)....      1,661
      60    ATMI, Inc. (b)...................      1,395
     102    Avid Technology, Inc. (b)........      4,872
     152    CACI International, Inc. (b).....      7,385
     107    Cognex Corp. ....................      3,025
     172    Conexant Systems, Inc. (b).......        853
     298    Cray, Inc. (b)...................      2,959
      85    Cymer, Inc. (b)..................      3,903
      72    Dot Hill Systems Corp (b)........      1,089
      26    DSP Group, Inc. (b)..............        638
     120    Electronics for Imaging, Inc.
              (b)............................      3,112
     107    Engineered Support Systems,
              Inc. ..........................      5,890
     160    Entegris, Inc. (b)...............      2,055
     135    Exar Corp. (b)...................      2,309
     126    FLIR Systems, Inc. (b)...........      4,603
      18    FormFactor, Inc. (b).............        356
     110    Global Payments, Inc. ...........      5,176
      24    Helix Technology Corp. ..........        492
      65    Inter-Tel, Inc. .................      1,631
     112    Keithley Instruments, Inc. ......      2,051
     136    Kronos, Inc. (b).................      5,397
     116    Kulicke & Soffa Industries, Inc.
              (b)............................      1,662
     190    Mercury Computer Systems, Inc.
              (b)............................      4,738
     140    Micrel, Inc. (b).................      2,180
      63    Omnivision Technologies, Inc.
              (b)............................      3,470
     127    Perot Systems Corp. (b)..........      1,711
     116    Pinnacle Systems, Inc. (b).......        985
      55    Plantronics, Inc. (b)............      1,807

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     164    Power Integrations, Inc. (b).....  $   5,484
      85    RF Micro Devices, Inc. (b).......        858
      32    SBS Technologies, Inc. (b).......        474
      49    Semtech Corp. (b)................      1,109
     122    Tibco Software, Inc. (b).........        824
     219    Trimble Navigation Ltd. (b)......      8,140
      72    Ultratech, Inc. (b)..............      2,121
     144    Varian Semiconductor Equipment
              Assoc., Inc. (b)...............      6,300
     129    Webex Communications, Inc. (b)...      2,583
      98    Western Wireless Corp., Class A
              (b)............................      1,801
      65    Zebra Technologies Corp.,
              Class A (b)....................      4,301
                                               ---------
                                                 111,400
                                               ---------
Energy Minerals (3.3%):
     115    Cabot Oil & Gas Corp., Class A...      3,378
     202    Evergreen Resources, Inc. (b)....      6,574
      41    Frontier Oil Corp. ..............        711
     123    Patina Oil & Gas Corp. ..........      6,004
     180    Remington Oil & Gas Corp., Class
              B (b)..........................      3,536
      72    Swift Energy Co. (b).............      1,213
      34    Unit Corp. (b)...................        798
                                               ---------
                                                  22,214
                                               ---------
Finance (9.2%):
      34    Affiliated Managers Group, Inc.
              (b)............................      2,378
      98    Capital Automotive Real Estate
              Investment Trust...............      3,126
     136    Community First Bankshares,
              Inc. ..........................      3,942
     151    CompuCredit Corp. (b)............      3,213
      73    Cullen/Frost Bankers, Inc. ......      2,953
     111    East-West Bancorp, Inc. .........      5,962
      54    Essex Property Trust, Inc. ......      3,455
     112    First Bancorp Puerto Rico........      4,410
     134    First Midwest Bancorp, Inc. .....      4,358
      79    Hilb, Rogal & Hamilton Co. ......      2,540
     123    Hudson United Bancorp............      4,549
      11    Portfolio Recovery Associates,
              Inc. (b).......................        281
      62    ProAssurance Corp. (b)...........      1,977
     115    Southwest Bancorp of Texas.......      4,479
     178    UCBH Holdings, Inc. .............      6,945
      93    United Bankshares, Inc. .........      2,911
     108    Wintrust Financial Corp. ........      4,871
                                               ---------
                                                  62,350
                                               ---------
Health Services (6.8%):
     140    Accredo Health, Inc. (b).........      4,436
     106    Amerigroup Corp. (b).............      4,508

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Health Services, continued:
      50    Coventry Health Care, Inc. (b)...  $   3,225
      51    Dade Behring Holdings, Inc.
              (b)............................      1,808
     115    Dendrite International, Inc.
              (b)............................      1,808
      14    Martek Biosciences, Inc. (b).....        910
      43    Medicines Co. (b)................      1,255
      81    Mid Atlantic Medical Services,
              Inc. (b).......................      5,236
     238    Odyssey Healthcare, Inc. (b).....      6,953
      64    Pharmaceutical Product
              Development, Inc. (b)..........      1,734
      82    Renal Care Group, Inc. (b).......      3,378
     100    Sierra Health Services (b).......      2,745
      41    Stericycle, Inc. (b).............      1,915
     198    VCA Antech, Inc. (b).............      6,134
                                               ---------
                                                  46,045
                                               ---------
Health Technology (10.9%):
      87    Advanced Medical Optics (b)......      1,710
     120    Arthrocare Corp. (b).............      2,940
      87    Biosite, Inc. (b)................      2,524
      67    Cephalon, Inc. (b)...............      3,260
     127    Cooper Cos., Inc. ...............      6,005
      47    Diagnostic Products Corp. .......      2,139
      68    Gen-Probe, Inc. (b)..............      2,480
     109    IDEXX Laboratories, Inc. (b).....      5,045
     104    Inamed Corp. (b).................      4,974
     105    Integra Lifesciences Corp. (b)...      3,006
      45    Intermagnetics General Corp.
              (b)............................        997
      26    Invacare Corp. ..................      1,038
      81    Medicis Pharmaceuticals, Inc.,
              Class A........................      5,786
     203    Mentor Corp. ....................      4,879
      69    MGI Pharma, Inc. (b).............      2,825
     187    Noven Pharmaceuticals, Inc.
              (b)............................      2,840
      48    NPS Pharmaceuticals, Inc. (b)....      1,474
     101    OSI Pharmaceuticals, Inc. (b)....      3,263
     106    Resmed, Inc. (b).................      4,414
      90    Respironics, Inc. (b)............      4,061
      89    Sybron Dental Specialties, Inc.
              (b)............................      2,501
     143    Techne Corp. (b).................      5,406
                                               ---------
                                                  73,567
                                               ---------
Industrial Services (1.8%):
      42    Cal Dive International, Inc.
              (b)............................      1,017
      81    Carbo Ceramics, Inc. ............      4,167
     233    Tetra Tech, Inc. (b).............      5,793
      31    Waste Connections, Inc. (b)......      1,165
                                               ---------
                                                  12,142
                                               ---------
Non-Energy Minerals (0.9%):
     108    Florida Rock Industries, Inc. ...      5,907
                                               ---------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 4

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Process Industries (2.1%):
     156    Delta & Pine Land Co. ...........  $   3,965
      50    Ferro Corp. .....................      1,359
      48    Georgia Gulf Corp. ..............      1,393
     110    Hercules, Inc. (b)...............      1,346
     155    Macdermid, Inc. .................      5,317
      83    Wausau-Mosinee Paper Corp. ......      1,122
                                               ---------
                                                  14,502
                                               ---------
Producer Manufacturing (5.3%):
      80    Cuno, Inc. (b)...................      3,589
     107    Dionex Corp. (b).................      4,915
      75    Graco, Inc. .....................      3,008
      93    IDEX Corp. ......................      3,847
     102    Oshkosh Truck Corp. .............      5,195
      91    Roper Industries, Inc. ..........      4,497
     123    Simpson Manufacturing Co., Inc.
              (b)............................      6,256
     108    Varian, Inc. (b).................      4,490
                                               ---------
                                                  35,797
                                               ---------
Retail Trade (6.2%):
     134    Cost Plus, Inc. (b)..............      5,474
      14    Dick's Sporting Goods, Inc.
              (b)............................        676
     181    Fred's, Inc. ....................      5,617
     200    Hot Topic, Inc. (b)..............      5,906
      63    Lexar Media, Inc. (b)............      1,106
      69    O'Reilly Automotive, Inc. (b)....      2,628
     289    Pacific Sunwear of California,
              Inc. (b).......................      6,105
      66    Penn National Gaming, Inc. (b)...      1,534
     191    Regis Corp. .....................      7,539
      92    Tractor Supply Co. (b)...........      3,562
      47    Urban Outfitters, Inc. (b).......      1,741
                                               ---------
                                                  41,888
                                               ---------
Technology Services (4.8%):
      13    Altiris, Inc. (b)................        467
     143    Ansys, Inc. (b)..................      5,677
      35    Ascential Software Corp. (b).....        905
      45    Ask Jeeves, Inc. (b).............        821
     184    Filenet Corp. (b)................      4,985
     210    Hyperion Solutions Corp. (b).....      6,336
      35    Internet Security Systems, Inc.
              (b)............................        659
      89    Manhattan Associates, Inc. (b)...      2,460
     158    Serena Software, Inc. (b)........      2,901
      72    Sybase, Inc. (b).................      1,486

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ---------
COMMON STOCKS, CONTINUED:
Technology Services (4.3%):, continued:
      59    Transaction Systems Architects,
              Inc., Class A (b)..............  $   1,341
     242    United Online, Inc. (b)..........      4,068
                                               ---------
                                                  32,106
                                               ---------
Transportation (2.8%):
      44    Airtran Holdings, Inc. (b).......        521
     168    EGL, Inc. (b)....................      2,943
     134    Forward Air Corp. (b)............      3,682
     150    Heartland Express, Inc. .........      3,627
     172    Knight Transportation, Inc.
              (b)............................      4,403
      86    Landstar System, Inc. (b)........      3,256
      13    Overnite Corp. (b)...............        304
                                               ---------
                                                  18,736
                                               ---------
Utilities (1.0%):
      58    New Jersey Resources Corp. ......      2,222
      41    Piedmont Natural Gas Co.,
              Inc. ..........................      1,762
      55    Tekelec (b)......................        858
      58    UGI Corp. .......................      1,981
                                               ---------
                                                   6,823
                                               ---------
  Total Common Stocks                            628,431
                                               ---------
INVESTMENT COMPANIES (4.4%):
     425    iShares Russell 2000 Growth Index
              Fund...........................     25,160
      40    iShares Russell 2000 Index
              Fund...........................      4,432
                                               ---------
  Total Investment Companies                      29,592
                                               ---------
REPURCHASE AGREEMENTS (2.7%):
 $18,215    State Street Bank and Trust,
              0.65%, 1/2/04 (Proceeds at
              maturity $18,215,
              collateralized by various U.S.
              Government securities).........     18,215
                                               ---------
  Total Repurchase Agreements                     18,215
                                               ---------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (11.4%):
  77,070    Pool of various securities for
              One Group Equity
              Funds -- footnote 2 (Securities
              Lending).......................     77,070
                                               ---------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             77,070
                                               ---------
Total (Cost $566,888) (a)                      $ 753,308
                                               =========

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

------------
Percentages indicated are based on net assets of $675,555.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):


                   Unrealized appreciation......................  $ 191,012
                   Unrealized depreciation......................     (4,592)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 186,420
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 6

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (95.6%):
Commercial Services (2.6%):
     128    AAR Corp. (b).....................  $  1,913
     142    Bowne & Co., Inc. ................     1,923
      72    Copart, Inc. (b)..................     1,180
     129    Cornell Cos., Inc. (b)............     1,761
     132    G & K Services, Inc., Class A.....     4,835
     117    Kelly Services, Inc., Class A.....     3,333
     299    Unifirst Corp. ...................     7,086
      27    Volt Information Sciences, Inc.
              (b).............................       601
     138    Wackenhut Corrections Corp. (b)...     3,137
                                                --------
                                                  25,769
                                                --------
Consumer Durables (5.5%):
     207    Arctic Cat, Inc. .................     5,123
     124    Bassett Furniture Industries,
              Inc. ...........................     2,043
     199    Brunswick Corp. ..................     6,341
     353    Bush Industries, Inc. (b).........     1,478
      49    Callaway Golf Co. ................       829
     176    Coachmen Industries, Inc. ........     3,194
     499    Cooper Tire & Rubber Co. .........    10,668
     161    Furniture Brands International,
              Inc. ...........................     4,722
     112    Helen of Troy Ltd. (b)............     2,582
     113    Monaco Coach Corp. (b)............     2,695
     206    National R.V. Holdings, Inc.
              (b).............................     2,050
     393    Oneida Ltd. ......................     2,312
      58    Palm Harbor Homes, Inc. (b).......     1,043
     259    Stanley Works.....................     9,807
                                                --------
                                                  54,887
                                                --------
Consumer Non-Durables (1.5%):
      66    J & J Snack Foods Corp. (b).......     2,480
     132    Penford Corp. ....................     1,814
      31    Ralcorp Holdings, Inc. (b)........       964
     152    Russell Corp. ....................     2,678
     107    Smithfield Foods, Inc. (b)........     2,225
     293    Vans, Inc. (b)....................     3,342
      60    Wolverine World Wide, Inc. .......     1,230
                                                --------
                                                  14,733
                                                --------
Consumer Services (4.6%):
     190    Belo Corp., Class A...............     5,384
     187    Bob Evans Farms, Inc. ............     6,072
      65    Brinker International, Inc. (b)...     2,142
     163    CEC Entertainment, Inc. (b).......     7,744
     346    Jack in the Box, Inc. (b).........     7,391
     196    Landry's Seafood Restaurants,
              Inc. ...........................     5,033
      29    Marcus Corp. .....................       474
      83    Papa John's International, Inc.
              (b).............................     2,762
     563    Prime Hospitality Corp. (b).......     5,739
     189    The Steak n Shake Co. (b).........     3,365
                                                --------
                                                  46,106
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Distribution Services (0.8%):
     122    Applied Industrial Technologies,
              Inc. ...........................  $  2,913
      26    Lawson Products, Inc. ............       876
      62    United Stationers, Inc. (b).......     2,517
      88    Watsco, Inc. .....................     2,000
                                                --------
                                                   8,306
                                                --------
Electronic Technology (6.2%):
     129    Adaptec, Inc. (b).................     1,140
     507    Advanced Fibre Communication, Inc.
              (b).............................    10,223
     120    Alliance Semiconductor Corp.
              (b).............................       852
     187    Coherent, Inc. (b)................     4,440
      92    Cohu, Inc. .......................     1,756
     379    CTS Corp. ........................     4,356
     338    Cyberoptics Corp. (b).............     3,656
      76    Dupont Photomasks, Inc. (b).......     1,831
     113    Electronics for Imaging, Inc.
              (b).............................     2,944
      85    Interphase Corp. (b)..............     1,095
     375    KEMET Corp. (b)...................     5,130
     669    Lattice Semiconductor Corp. (b)...     6,476
     856    Optimal Robotics Corp. (b)........     6,838
     102    Park Electrochemical Corp. .......     2,709
     296    Parlex Corp. (b)..................     2,340
     226    Tellabs, Inc. (b).................     1,901
      43    Veeco Instruments, Inc. (b).......     1,211
     198    X-Rite, Inc. .....................     2,243
                                                --------
                                                  61,141
                                                --------
Energy Minerals (4.4%):
     497    Ashland, Inc. ....................    21,912
     102    Frontier Oil Corp. ...............     1,759
     111    Newfield Exploration Co. (b)......     4,947
     101    Premcor, Inc. (b).................     2,613
     157    Spinnaker Exploration Co. (b).....     5,066
     116    Valero Energy Corp. ..............     5,381
     106    Whiting Petroleum Corp. (b).......     1,942
                                                --------
                                                  43,620
                                                --------
Finance (25.1%):
     112    Affiliated Managers Group, Inc.
              (b).............................     7,774
     253    Alfa Corp. .......................     3,259
     160    American Medical Security Group,
              Inc. (b)........................     3,587
     175    Associated Banc Corp. ............     7,459
     142    Astoria Financial Corp. ..........     5,269
     233    Axis Capital Holdings Ltd. .......     6,832
     129    Boykin Lodging Co. ...............     1,181
      78    Brandywine Realty Trust...........     2,077
     279    Ceres Group, Inc. (b).............     1,628
     107    City National Corp. ..............     6,665
      70    Colonial BancGroup, Inc. .........     1,209

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
     131    Commerce Bancshares, Inc. ........  $  6,431
     111    Commerce Group, Inc. .............     4,380
      47    Community Bank System, Inc. ......     2,324
      83    Compass Bancshares, Inc. .........     3,275
      48    Corus Bankshares, Inc. ...........     1,500
     153    Delphi Financial Group, Class A...     5,506
     236    E*Trade Group, Inc. (b)...........     2,988
     190    Endurance Specialty Holdings
              Ltd. ...........................     6,360
     205    Equity Inns, Inc. ................     1,857
      75    FBL Financial Group, Inc., Class
              A...............................     1,933
     157    First Commonwealth Financial
              Corp. ..........................     2,242
      63    First Industrial Realty Trust.....     2,126
     285    FirstMerit Corp. .................     7,699
      88    Fulton Financial Corp. ...........     1,919
     210    Great Lakes REIT, Inc. ...........     3,291
     242    Highwoods Properties, Inc. .......     6,150
     523    Horace Mann Educators Corp. ......     7,313
      93    Humboldt Bancorp..................     1,627
     303    Janus Capital Group Inc. .........     4,970
      20    Lasalle Hotel Properties..........       378
      84    Mercantile Bank Corp. ............     3,052
      72    Mercantile Bankshares Corp. ......     3,279
     133    North Valley Bancorp..............     2,035
     130    Old Republic International
              Corp. ..........................     3,304
     853    PMI Group, Inc. ..................    31,775
      58    Prentiss Properties Trust.........     1,908
      98    ProAssurance Corp. (b)............     3,145
     157    PXRE Group Ltd. ..................     3,702
      73    Radian Group, Inc. ...............     3,582
      49    Raymond James Financial, Inc. ....     1,854
     228    Reinsurance Group of America,
              Inc. ...........................     8,812
     156    Ryder Systems, Inc. ..............     5,326
     157    Selective Insurance Group,
              Inc. ...........................     5,070
      88    Silicon Valley Bancshares (b).....     3,176
      24    Simmons First National Corp.,
              Class A.........................       677
     181    Sovereign Bancorp, Inc. ..........     4,292
      75    StanCorp Financial Group, Inc. ...     4,741
     129    State Auto Financial Corp. .......     3,024
      27    Stifel Financial Corp. (b)........       522
     237    Summit Properties, Inc. ..........     5,683
     103    Susquehanna Bancshares, Inc. .....     2,566
     172    UMB Financial Corp. ..............     8,183
     136    Universal American Financial Corp.
              (b).............................     1,343
      35    Washington Federal, Inc. .........       999
      78    Washington Trust Bancorp, Inc. ...     2,050
      60    Webster Financial Corp. ..........     2,763
     106    WesBanco, Inc. ...................     2,944
     118    Whitney Holding Corp. ............     4,839

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
     313    Winston Hotels, Inc. .............  $  3,188
                                                --------
                                                 249,043
                                                --------
Health Services (4.9%):
     282    Health Net, Inc., Class A (b).....     9,223
     134    Healthcare Service Group..........     2,584
     853    Humana, Inc. (b)..................    19,486
     251    Manor Care, Inc. .................     8,674
      72    PacifiCare Health Systems, Inc.
              (b).............................     4,887
     175    Rehabcare Group, Inc. (b).........     3,720
                                                --------
                                                  48,574
                                                --------
Health Technology (2.6%):
      17    Analogic Corp. ...................       690
      56    Datascope Corp. ..................     1,991
      43    Haemonetics Corp. (b).............     1,036
     200    Intermagnetics General Corp.
              (b).............................     4,443
     325    King Pharmaceuticals, Inc. (b)....     4,961
     476    Maxim Pharmaceuticals, Inc. (b)...     4,240
     151    Perrigo Co. ......................     2,375
      27    Vital Signs, Inc. ................       876
     110    West Pharmaceutical Services,
              Inc. ...........................     3,713
      45    Zoll Medical Corp. (b)............     1,613
                                                --------
                                                  25,938
                                                --------
Healthcare Services (0.5%):
     350    D & K Healthcare Resources,
              Inc. ...........................     4,751
                                                --------
Industrial Services (5.2%):
     244    Butler Manufacturing Co. .........     5,375
      34    Harsco Corp. .....................     1,476
      51    Lufkin Industries, Inc. ..........     1,461
     364    Offshore Logistics, Inc. (b)......     8,919
      76    Overseas Shipholding Group,
              Inc. ...........................     2,584
     416    Pride International, Inc. (b).....     7,763
     126    Seacor Smit, Inc. (b).............     5,311
     175    Teekay Shipping Corp. ............     9,978
     280    Tidewater, Inc. ..................     8,359
                                                --------
                                                  51,226
                                                --------
Non-Energy Minerals (3.0%):
     407    Brush Engineered Materials, Inc.
              (b).............................     6,236
     137    Centex Construction Products,
              Inc. ...........................     8,229
     304    Lafarge North America Corp. ......    12,316
      48    Texas Industries, Inc. ...........     1,758
      84    Worthington Industries, Inc. .....     1,516
                                                --------
                                                  30,055
                                                --------
Process Industries (3.1%):
      46    Albemarle Corp. ..................     1,372
     220    Boise Cascade Corp. ..............     7,219

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 8

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)


 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
     119    Glatfelter (P. H.) Co. ...........  $  1,478
     205    H.B. Fuller Co. ..................     6,110
      79    Hawkins, Inc. ....................     1,106
     124    Lubrizol Corp. ...................     4,034
      91    Myers Industries, Inc. ...........     1,098
     100    Stepan Co. .......................     2,567
      96    Temple-Inland, Inc. ..............     6,005
                                                --------
                                                  30,989
                                                --------
Producer Manufacturing (6.9%):
      29    Apogee Enterprises, Inc. .........       328
       7    Astec Industries, Inc. (b)........        85
      73    Belden, Inc. .....................     1,545
     250    CompX International, Inc. ........     1,601
      74    Cummins, Inc. ....................     3,602
     307    Griffon Corp. (b).................     6,224
     138    HON Industries, Inc. .............     5,957
     230    Interface, Inc. (b)...............     1,271
     355    Intermet Corp. ...................     1,926
      82    Kaman Corp., Class A..............     1,038
      27    Lincoln Electric Holdings,
              Inc. ...........................       658
     171    Mueller Industries, Inc. (b)......     5,875
      18    Nacco Industries, Inc., Class A...     1,590
     151    Patrick Industries, Inc. .........     1,248
     269    Paxar Corp. (b)...................     3,600
     128    Stewart & Stevenson Services,
              Inc. ...........................     1,794
      67    Tecumseh Products Co. ............     3,262
     119    Teleflex, Inc. ...................     5,734
      32    Tennant Co. ......................     1,389
      91    Thomas Industries, Inc. ..........     3,166
     401    Trinity Industries, Inc. .........    12,372
     282    Wolverine Tube, Inc. (b)..........     1,774
      69    York International Corp. .........     2,548
                                                --------
                                                  68,587
                                                --------
Retail Trade (7.6%):
     121    BJ's Wholesale Club, Inc. (b).....     2,786
     126    Bon-Ton Stores, Inc. .............     1,400
     400    Borders Group, Inc. (b)...........     8,770
      61    Building Material Holding Co. ....       947
     239    Dress Barn, Inc. (b)..............     3,581
     210    Footstar, Inc. (b)................       828
     333    Galyan's Trading Co. (b)..........     4,013
     170    Linens 'N Things, Inc. (b)........     5,100
      99    Nordstrom, Inc. ..................     3,389
     520    Payless Shoesource, Inc. (b)......     6,968
     388    REX Stores Corp. (b)..............     5,499


 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
     269    Ruddick Corp. ....................  $  4,808
     239    Shopko Stores, Inc. (b)...........     3,637
     538    Stein Mart, Inc. (b)..............     4,430
     884    Toys "R" Us, Inc. (b).............    11,179
      53    Weis Markets, Inc. ...............     1,930
     127    Zale Corp. (b)....................     6,771
                                                --------
                                                  76,036
                                                --------
Technology Services (5.2%):
     103    Agile Software Corp. (b)..........     1,016
     232    Agilysys, Inc. ...................     2,582
     398    American Management Systems, Inc.
              (b).............................     6,003
     417    American Power Conversion
              Corp. ..........................    10,193
     102    Analysts International Corp.
              (b).............................       345
     170    Ascential Software Corp. (b)......     4,406
     433    Braun Consulting, Inc. (b)........     1,278
     328    EPIQ Systems, Inc. (b)............     5,618
     114    Jack Henry & Assoc., Inc. ........     2,337
      71    Micros Systems, Inc. (b)..........     3,086
     220    Retek, Inc. (b)...................     2,044
      45    ScanSource, Inc. (b)..............     2,066
      32    Sybase, Inc. (b)..................       665
      30    Systems & Computer Technology
              Corp. (b).......................       488
     232    Tech Data Corp. (b)...............     9,218
                                                --------
                                                  51,345
                                                --------
Transportation (2.0%):
      92    Alaska Air Group, Inc. (b)........     2,513
      59    Alexander & Baldwin, Inc. ........     1,985
     115    CNF, Inc. ........................     3,889
      45    Kirby Corp. (b)...................     1,573
     157    Overnite Corp. (b)................     3,574
      91    SCS Transportation (b)............     1,595
     134    USF Corp. ........................     4,595
                                                --------
                                                  19,724
                                                --------
Utilities (3.9%):
      97    Atmos Energy Corp. ...............     2,361
     143    Black Hills Corp. ................     4,265
      36    Cascade Natural Gas Corp. ........       759
     122    MDU Resources Group, Inc. ........     2,912
     133    NUI Corp. ........................     2,152
     309    Oneok, Inc. ......................     6,823
     196    PNM Resources, Inc. ..............     5,518
     368    Puget Energy, Inc. ...............     8,744

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      56    TECO Energy, Inc. ................  $    802
     182    Vectren Corp. ....................     4,477
                                                --------
                                                  38,813
                                                --------
  Total Common Stocks                            949,643
                                                --------
WARRANTS
  (0.0%):
Electronic Technology (0.0%):
       4    Orbital Sciences Corp. ...........  $     30
                                                --------
  Total Warrants                                      30
                                                --------
INVESTMENT COMPANIES (3.7%):
      31    iShares Russell 2000 Value........     4,960
  31,937    One Group Prime Money Market Fund,
              Class I (c).....................    31,937
                                                --------
  Total Investment Companies                      36,897
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (9.0%):
 $89,748    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............  $ 89,748
                                                --------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             89,748
                                                --------
Total (Cost $774,764) (a)                       $986,570
                                                ========

------------
Percentages indicated are based on net assets of $993,576.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):


                   Unrealized appreciation......................  $237,549
                   Unrealized depreciation......................   (25,743)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $211,806
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 10

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS (95.3%):
Commercial Services (4.2%):
     425    Dun & Bradstreet Corp. (b).....  $   21,539
     351    Fair Issac & Co., Inc. ........      17,237
     700    Harte-Hanks, Inc. .............      15,235
     637    Manpower, Inc. ................      30,011
     321    RSA Security, Inc. (b).........       4,561
     342    SEI Investments Co. ...........      10,418
     244    Valassis Communications, Inc.
              (b)..........................       7,152
                                             ----------
                                                106,153
                                             ----------
Consumer Durables (1.4%):
     138    Centex Corp. ..................      14,813
     334    Electronic Arts, Inc. (b)......      15,940
      79    Harman International
              Industries, Inc. ............       5,875
                                             ----------
                                                 36,628
                                             ----------
Consumer Non-Durables (4.1%):
   1,093    Coach, Inc. (b)................      41,250
     533    Dean Foods Co. (b).............      17,526
     969    Dial Corp. ....................      27,593
     719    Hormel Foods Corp. ............      18,547
                                             ----------
                                                104,916
                                             ----------
Consumer Services (9.3%):
     551    Brinker International, Inc.
              (b)..........................      18,280
     510    Career Education Corp. (b).....      20,417
     269    Cheesecake Factory, Inc. (b)...      11,856
     302    Corinthian Colleges, Inc.
              (b)..........................      16,790
     561    Education Management Corp.
              (b)..........................      17,410
     489    GTECH Holdings Corp. ..........      24,177
      64    H & R Block, Inc. .............       3,536
     202    Hilton Hotels Corp. ...........       3,456
     279    International Speedway Corp.,
              Class A......................      12,461
     324    Krispy Kreme Doughnuts, Inc.
              (b)..........................      11,869
     313    Mandalay Resort Group..........      13,993
     525    Outback Steakhouse, Inc. ......      23,227
     218    Panera Bread Co. (b)...........       8,625
     341    Ruby Tuesday, Inc. ............       9,707
      34    Washington Post Co., Class B...      26,750
     448    Westwood One, Inc. (b).........      15,310
                                             ----------
                                                237,864
                                             ----------
Distribution Services (2.3%):
     262    AmerisourceBergen Corp. .......      14,700
     484    CDW Corp. .....................      27,961
     245    Patterson Dental Co. (b).......      15,701
                                             ----------
                                                 58,362
                                             ----------
Electronic Technology (14.2%):
     492    Adtran, Inc. ..................      15,264
     571    Altera Corp. (b)...............      12,965
      69    Amphenol Corp., Class A (b)....       4,383

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
      79    Avocent Corp. (b)..............  $    2,867
     148    Comverse Technology, Inc.
              (b)..........................       2,598
     679    Cree Research, Inc. (b)........      12,006
     340    Diebold, Inc. .................      18,307
     541    Fairchild Semiconductor
              International, Inc. (b)......      13,516
      54    Global Payments, Inc. .........       2,540
     101    Harris Corp. ..................       3,827
     401    Integrated Circuit Systems,
              Inc. (b).....................      11,436
     372    Intersil Corp., Class A........       9,232
     444    Jabil Circuit, Inc. (b)........      12,572
     332    Juniper Networks, Inc. (b).....       6,194
     212    KLA-Tencor Corp. (b)...........      12,412
     255    L-3 Communications Holdings,
              Inc. (b).....................      13,112
     772    Lam Research Corp. (b).........      24,925
     214    Lexmark International, Inc.,
              Class A (b)..................      16,842
     630    McData Corp., Class A (b)......       6,005
   1,007    Microchip Technology, Inc. ....      33,607
     192    Novellus Systems, Inc. (b).....       8,061
     183    Qlogic Corp. (b)...............       9,419
     174    SanDisk Corp. (b)..............      10,632
     523    Semtech Corp. (b)..............      11,895
     312    Silicon Laboratories, Inc.
              (b)..........................      13,492
     752    Storage Technology Corp. (b)...      19,368
     860    Synopsys, Inc. (b).............      29,042
     972    Titan Corp. (b)................      21,193
     129    Zebra Technologies Corp., Class
              A (b)........................       8,582
                                             ----------
                                                366,294
                                             ----------
Energy Minerals (3.0%):
     136    Apache Corp. ..................      10,989
     509    Murphy Oil Corp. ..............      33,222
   1,122    XTO Energy, Inc. ..............      31,752
                                             ----------
                                                 75,963
                                             ----------
Finance (9.1%):
     150    Affiliated Managers Group, Inc.
              (b)..........................      10,452
     500    Arthur J. Gallagher & Co. .....      16,231
     531    ChoicePoint, Inc. (b)..........      20,214
     435    Commerce Bancorp, Inc. ........      22,922
     264    Everest Re Group Ltd. .........      22,326
     458    Legg Mason, Inc. ..............      35,365
     189    Lehman Brothers Holdings,
              Inc. ........................      14,604
     288    M & T Bank Corp. ..............      28,286
   1,036    New York Community Bancorp,
              Inc. ........................      39,439

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finance, continued:
     318    Waddell & Reed Financial, Inc.,
              Class A......................  $    7,465
     289    Westamerica Bancorp............      14,349
                                             ----------
                                                231,653
                                             ----------
Health Services (7.1%):
     476    AdvancePCS (b).................      25,081
     265    Anthem, Inc. (b)...............      19,865
     411    Coventry Health Care, Inc.
              (b)..........................      26,485
     434    Express Scripts, Inc., Class A
              (b)..........................      28,818
     382    Health Net, Inc., Class A
              (b)..........................      12,478
     451    Lincare Holdings, Inc. (b).....      13,539
     374    Omnicare, Inc. ................      15,104
     197    Oxford Health Plans, Inc.
              (b)..........................       8,580
     564    Universal Health Services,
              Inc., Class B................      30,306
                                             ----------
                                                180,256
                                             ----------
Health Technology (10.5%):
     310    Barr Laboratories, Inc. (b)....      23,871
     346    Beckman Coulter, Inc. .........      17,582
     598    Biogen Idec, Inc. (b)..........      21,983
     124    Biomet, Inc. ..................       4,509
     274    Charles River Laboratories
              International, Inc. (b)......       9,416
     421    Dentsply International,
              Inc. ........................      19,012
     433    Edwards Lifesciences Corp.
              (b)..........................      13,037
     598    Gilead Sciences, Inc. (b)......      34,776
      86    Hillenbrand Industries,
              Inc. ........................       5,360
     469    MedImmune, Inc. (b)............      11,919
   1,139    Mylan Laboratories, Inc. ......      28,780
     287    Protein Design Labs, Inc.
              (b)..........................       5,139
     447    Sepracor, Inc. (b).............      10,697
     659    SICOR, Inc. (b)................      17,917
     229    Steris Corp. (b)...............       5,172
     287    Varian Medical Systems, Inc.
              (b)..........................      19,838
     419    Watson Pharmaceuticals, Inc.
              (b)..........................      19,265
                                             ----------
                                                268,273
                                             ----------
Industrial Services (3.1%):
      96    Dycom Industries, Inc. (b).....       2,577
     487    FMC Technologies, Inc. (b).....      11,348
     562    Jacobs Engineering Group, Inc.
              (b)..........................      27,002
     627    Smith International, Inc.
              (b)..........................      26,044
     472    Tetra Tech, Inc. (b)...........      11,724
                                             ----------
                                                 78,695
                                             ----------
Process Industries (1.9%):
      97    Donaldson Co., Inc. ...........       5,721
     174    Freeport-McMoRan Copper & Gold,
              Inc., Class B................       7,330

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
     410    Inco Ltd. (b)..................  $   16,314
      94    Scotts Co., Class A (b)........       5,537
     298    Valspar Corp. .................      14,736
                                             ----------
                                                 49,638
                                             ----------
Producer Manufacturing (3.0%):
     611    Energizer Holdings, Inc. (b)...      22,947
     172    Graco, Inc. ...................       6,890
     454    HON Industries, Inc. ..........      19,686
     416    Hubbell, Inc., Class B.........      18,328
     561    Integrated Device Technology,
              Inc. (b).....................       9,634
                                             ----------
                                                 77,485
                                             ----------
Retail Trade (9.2%):
     267    Abercrombie & Fitch Co., Class
              A (b)........................       6,592
     295    Bed Bath & Beyond, Inc. (b)....      12,783
     279    Carmax, Inc. (b)...............       8,627
     659    Chico's FAS, Inc. (b)..........      24,335
   1,068    Claire's Stores, Inc. .........      20,119
     376    Fastenal Co. ..................      18,758
     267    Michael's Stores, Inc. ........      11,820
     436    O'Reilly Automotive, Inc.
              (b)..........................      16,736
   1,064    Petsmart, Inc. ................      25,314
     791    Rent-A-Center, Inc. (b)........      23,628
   1,296    Ross Stores, Inc. .............      34,255
     486    Whole Foods Market, Inc. (b)...      32,595
                                             ----------
                                                235,562
                                             ----------
Technology Services (8.9%):
     520    Adobe Systems, Inc. ...........      20,432
     798    Affiliated Computer Services,
              Inc., Class A (b)............      43,461
     196    Ask Jeeves, Inc. (b)...........       3,550
     589    BMC Software, Inc. (b).........      10,990
     347    Certegy, Inc. .................      11,370
     148    Cognos, Inc. (b)...............       4,546
     574    Concord EFS, Inc. (b)..........       8,517
     601    DST Systems, Inc. (b)..........      25,082
     319    Fiserv, Inc. (b)...............      12,621
      66    Getty Images, Inc. (b).........       3,324
     230    Intuit, Inc. (b)...............      12,152
     414    Macromedia, Inc. (b)...........       7,393
     628    Macrovision Corp. (b)..........      14,191
     379    National Instruments Corp. ....      17,234
     307    SunGard Data Systems, Inc.
              (b)..........................       8,502
     240    Sybase, Inc. (b)...............       4,937

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 12

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
     395    Symantec Corp. (b).............  $   13,678
     368    Unisys Corp. (b)...............       5,465
                                             ----------
                                                227,445
                                             ----------
Transportation (3.1%):
     973    AMR Corp. (b)..................      12,603
     462    C.H. Robinson Worldwide,
              Inc. ........................      17,506
     510    Expeditors International of
              Washington, Inc. ............      19,224
     325    J.B. Hunt Transport Services,
              Inc. (b).....................       8,784
     279    JetBlue Airways Corp. (b)......       7,403
     635    Swift Transportation Co., Inc.
              (b)..........................      13,354
                                             ----------
                                                 78,874
                                             ----------
Utilities (0.9%):
     528    Equitable Resources, Inc. .....      22,653
                                             ----------
  Total Common Stocks                         2,436,714
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
INVESTMENT COMPANIES (4.6%):
     611    iShares Russell 2000 Growth
              Index Fund...................  $   36,148
     486    Mid-Cap 400 Depository
              Receipt......................      51,182
     166    Nasdaq-100 Index (b)...........       6,041
  24,557    One Group Prime Money Market
              Fund, Class I (c)............      24,557
                                             ----------
  Total Investment Companies                    117,928
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (9.0%):
$228,787    Pool of various securities for
              One Group Equity Funds --
              footnote 2 (Securities
              Lending).....................     228,787
                                             ----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending           228,787
                                             ----------
Total (Cost $2,204,238) (a)                  $2,783,429
                                             ==========

------------
Percentages indicated are based on net assets of $2,554,811.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $611,068
                   Unrealized depreciation......................   (31,877)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $579,191
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS (96.0%):
Commercial Services (1.6%):
     100    Banta Corp. ...................  $    4,042
     696    Copart, Inc. (b)...............      11,488
     359    Sylvan Learning Systems, Inc.
              (b)..........................      10,330
     240    Valassis Communications, Inc.
              (b)..........................       7,044
                                             ----------
                                                 32,904
                                             ----------
Communications (0.6%):
     177    Telephone & Data Systems,
              Inc. ........................      11,053
                                             ----------
Consumer Durables (4.3%):
     110    Centex Corp. ..................      11,820
     424    D.R. Horton, Inc. .............      18,338
     316    Lennar Corp. ..................      30,288
     113    Mohawk Industries, Inc. (b)....       7,999
     118    Pulte Corp. ...................      11,038
                                             ----------
                                                 79,483
                                             ----------
Consumer Non-Durables (4.7%):
     583    Constellation Brands, Inc.,
              Class A (b)..................      19,205
     476    Dean Foods Co. (b).............      15,638
     380    Loews Corp. -- Carolina
              Group........................       9,579
     911    PepsiAmericas, Inc. ...........      15,593
   1,963    Tyson Foods, Inc., Class A.....      25,983
                                             ----------
                                                 85,998
                                             ----------
Consumer Services (4.3%):
     632    Belo Corp., Class A............      17,911
     172    Brinker International, Inc.
              (b)..........................       5,704
     452    CBRL Group, Inc. ..............      17,294
     562    Emmis Communications Corp.,
              Class A (b)..................      15,194
     423    Mandalay Resort Group..........      18,893
     162    Station Casinos, Inc. .........       4,963
                                             ----------
                                                 79,959
                                             ----------
Distribution Services (1.6%):
     151    AmerisourceBergen Corp. .......       8,484
     895    Arrow Electronics, Inc. (b)....      20,718
                                             ----------
                                                 29,202
                                             ----------
Electronic Technology (7.1%):
   1,603    3Com Corp. (b).................      13,098
     538    Advanced Fibre Communication,
              Inc. (b).....................      10,843
     128    Diebold, Inc. .................       6,885
     487    Harris Corp. ..................      18,493
     305    International Rectifier Corp.
              (b)..........................      15,045
     305    Intersil Corp., Class A........       7,569
     526    L-3 Communications Holdings,
              Inc. (b).....................      27,036
     921    Lattice Semiconductor Corp.
              (b)..........................       8,910

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     457    Newport Corp. (b)..............  $    7,549
     825    Quantum Corp. (b)..............       2,573
     613    Titan Corp. (b)................      13,370
                                             ----------
                                                131,371
                                             ----------
Energy Minerals (3.9%):
     375    Arch Coal, Inc. ...............      11,689
     238    Devon Energy Corp. ............      13,612
     651    Pioneer Natural Resources Co.
              (b)..........................      20,770
     568    Valero Energy Corp. ...........      26,299
                                             ----------
                                                 72,370
                                             ----------
Finance (26.3%):
     306    AMB Property Corp. ............      10,051
     392    American Financial Group,
              Inc. ........................      10,362
     535    American Financial Realty
              Trust........................       9,122
     373    Associated Banc Corp. .........      15,921
     320    Axis Capital Holdings Ltd. ....       9,368
     685    Banknorth Group, Inc. .........      22,270
     589    Compass Bancshares, Inc. ......      23,158
     177    Cousins Properties, Inc. ......       5,428
   1,636    E*Trade Group, Inc. (b)........      20,698
     459    Everest Re Group Ltd. .........      38,856
     538    Fidelity National Financial,
              Inc. ........................      20,844
     124    First Tennessee National
              Corp. .......................       5,473
     481    HCC Insurance Holdings,
              Inc. ........................      15,286
   1,070    Hibernia Corp., Class A........      25,145
     232    Huntington Bancshares, Inc. ...       5,218
     271    Independence Community Bank
              Corp. .......................       9,733
     317    IndyMac Bancorp, Inc. .........       9,437
     508    Janus Capital Group Inc. ......       8,343
     680    LaBranche & Co., Inc. .........       7,937
     372    Liberty Property Trust.........      14,452
     252    MBIA, Inc. ....................      14,896
     439    Mercantile Bankshares Corp. ...      20,019
   1,044    National Commerce Financial
              Co. .........................      28,486
     163    NCO Group, Inc. (b)............       3,712
     983    Old Republic International
              Corp. .......................      24,928
     447    PMI Group, Inc. ...............      16,634
     274    Protective Life Corp. .........       9,272
     432    Radian Group, Inc. ............      21,080
   1,246    Sovereign Bancorp, Inc. .......      29,594
     215    StanCorp Financial Group,
              Inc. ........................      13,488
     412    United Dominion Realty Trust,
              Inc. ........................       7,916
     109    Zions Bancorp..................       6,710
                                             ----------
                                                483,837
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 14

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Services (2.7%):
     441    Omnicare, Inc. ................  $   17,808
     607    Triad Hospitals, Inc. (b)......      20,198
     213    Universal Health Services,
              Inc., Class B................      11,453
                                             ----------
                                                 49,459
                                             ----------
Health Technology (1.5%):
     424    King Pharmaceuticals, Inc.
              (b)..........................       6,470
     428    Millennium Pharmaceuticals,
              Inc. (b).....................       7,991
     787    Protein Design Labs, Inc.
              (b)..........................      14,093
                                             ----------
                                                 28,554
                                             ----------
Industrial Services (5.7%):
     875    ENSCO International, Inc. .....      23,763
     634    Grant Prideco, Inc. (b)........       8,251
     377    Helmerich & Payne, Inc. .......      10,532
     492    National-Oilwell, Inc. (b).....      11,001
     792    Republic Services, Inc. .......      20,302
     502    Tidewater, Inc. ...............      15,009
     829    Varco International, Inc.
              (b)..........................      17,100
                                             ----------
                                                105,958
                                             ----------
Non-Energy Minerals (0.5%):
   1,819    AK Steel Holding Corp. (b).....       9,277
                                             ----------
Process Industries (5.7%):
     360    Bowater, Inc. .................      16,667
     330    Cabot Corp. ...................      10,511
     451    Ferro Corp. ...................      12,261
     565    Lubrizol Corp. ................      18,381
     627    Lyondell Chemical Co. .........      10,634
     135    Minerals Technologies, Inc. ...       7,975
   1,045    RPM International, Inc. .......      17,194
     248    Valspar Corp. .................      12,271
                                             ----------
                                                105,894
                                             ----------
Producer Manufacturing (9.4%):
     619    ALLETE, Inc. ..................      18,954
     266    Borg Warner, Inc. .............      22,612
     232    Carlisle Cos., Inc. ...........      14,107
     192    HON Industries, Inc. ..........       8,296
     803    Integrated Device Technology,
              Inc. (b).....................      13,794
      60    ITT Industries, Inc. ..........       4,460
     403    Lear Corp. ....................      24,697
     276    Pentair, Inc. .................      12,622
     366    SPX Corp. (b)..................      21,495
     222    Teleflex, Inc. ................      10,705

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
     316    Trinity Industries, Inc. ......  $    9,742
     258    York International Corp. ......       9,487
                                             ----------
                                                170,971
                                             ----------
Retail Trade (1.0%):
     234    Borders Group, Inc. (b)........       5,118
     921    Saks, Inc. (b).................      13,852
                                             ----------
                                                 18,970
                                             ----------
Technology Services (4.4%):
     481    American Power Conversion
              Corp. .......................      11,748
     528    Ascential Software Corp. (b)...      13,691
     871    Ceridian Corp. (b).............      18,245
     353    Macromedia, Inc. (b)...........       6,296
     185    Reynolds & Reynolds Co., Class
              A............................       5,377
     770    Sybase, Inc. (b)...............      15,849
     659    Unisys Corp. (b)...............       9,779
                                             ----------
                                                 80,985
                                             ----------
Transportation (2.3%):
     102    Alaska Air Group, Inc. (b).....       2,776
     582    EGL, Inc. (b)..................      10,227
     685    J.B. Hunt Transport Services,
              Inc. (b).....................      18,491
     487    Swift Transportation Co., Inc.
              (b)..........................      10,230
                                             ----------
                                                 41,724
                                             ----------
Utilities (7.5%):
     488    Black Hills Corp. .............      14,548
     531    Energy East Corp. .............      11,901
     210    Equitable Resources, Inc. .....       8,996
     157    Hawaiian Electric Industries,
              Inc. ........................       7,438
     547    MDU Resources Group, Inc. .....      13,028
     256    NSTAR..........................      12,397
     780    Oneok, Inc. ...................      17,216
   1,164    Pepco Holdings, Inc. ..........      22,743
     667    Puget Energy, Inc. ............      15,864
     808    Wisconsin Energy Corp. ........      27,027
                                             ----------
                                                151,158
                                             ----------
  Total Common Stocks                         1,769,127
                                             ----------
WARRANTS (0.0%):
Finance (0.0%):
     424    Dime Bancorp, Inc. (b).........          72
                                             ----------
  Total Warrants                                     72
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
INVESTMENT COMPANIES (4.0%):
      44    iShares S&P 400 Value Index
              Fund.........................  $    4,817
     103    Mid-Cap 400 Depository
              Receipt......................      10,804
  58,793    One Group Prime Money Market
              Fund, Class I (c)............      58,793
                                             ----------
  Total Investment Companies                     74,414
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (9.0%):
$166,564    Pool of various securities for
              One Group Equity Funds --
              footnote 2 (Securities
              Lending).....................     166,564
                                             ----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending           166,564
                                             ----------
Total (Cost $1,562,168) (a)                  $2,010,177
                                             ==========

------------
Percentages indicated are based on net assets of $1,844,420.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 467,859
                   Unrealized depreciation......................    (19,850)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 448,009
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 16

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS (99.0%):
Commercial Services (1.0%):
     239    Manpower, Inc. .................  $   11,240
                                              ----------
Consumer Durables (2.9%):
     374    D.R. Horton, Inc. ..............      16,192
     289    Hasbro, Inc. ...................       6,152
     146    Mohawk Industries, Inc. (b).....      10,295
                                              ----------
                                                  32,639
                                              ----------
Consumer Non-Durables (2.9%):
     149    Cintas Corp. ...................       7,481
     261    Constellation Brands, Inc.,
              Class A (b)...................       8,586
     304    Liz Claiborne, Inc. ............      10,768
     466    Tyson Foods, Inc., Class A......       6,172
                                              ----------
                                                  33,007
                                              ----------
Consumer Services (5.3%):
     340    Cablevision Systems Corp., Class
              A (b).........................       7,962
     131    CBRL Group, Inc. ...............       5,026
     186    Corinthian Colleges, Inc. (b)...      10,312
     203    ITT Educational Services, Inc.
              (b)...........................       9,530
     171    Mandalay Resort Group...........       7,648
     160    Outback Steakhouse, Inc. .......       7,073
      98    University of Phoenix Online
              (b)...........................       6,721
     165    Yum! Brands, Inc. (b)...........       5,678
                                              ----------
                                                  59,950
                                              ----------
Distribution Services (2.3%):
     157    AmerisourceBergen Corp. ........       8,791
     249    Arrow Electronics, Inc. (b).....       5,762
     188    CDW Corp. ......................      10,839
                                              ----------
                                                  25,392
                                              ----------
Electronic Technology (9.6%):
     119    Amphenol Corp., Class A (b).....       7,636
     717    Cadence Design Systems, Inc.
              (b)...........................      12,901
     214    Diebold, Inc. ..................      11,524
     284    Integrated Circuit Systems, Inc.
              (b)...........................       8,104
     163    International Rectifier Corp.
              (b)...........................       8,051
     431    Intersil Corp., Class A.........      10,719
     224    L-3 Communications Holdings,
              Inc. (b)......................      11,503
     150    Microchip Technology, Inc. .....       4,988
     168    National Semiconductor Corp.
              (b)...........................       6,634
     208    Power Integrations, Inc. (b)....       6,949
      94    SanDisk Corp. (b)...............       5,763
     492    Western Digital Corp. (b).......       5,798
     107    Zebra Technologies Corp., Class
              A (b).........................       7,129
                                              ----------
                                                 107,699
                                              ----------
Energy Minerals (6.6%):
     136    Apache Corp. ...................      11,028
     413    Arch Coal, Inc. ................      12,879

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
     723    Massey Energy Co. ..............  $   15,029
     293    Murphy Oil Corp. ...............      19,155
      94    Patina Oil & Gas Corp. .........       4,599
     357    Pioneer Natural Resources Co.
              (b)...........................      11,415
                                              ----------
                                                  74,105
                                              ----------
Finance (16.9%):
     121    AMBAC Financial Group, Inc. ....       8,426
     374    AmSouth Bancorp.................       9,165
     259    Associated Banc Corp. ..........      11,043
     430    Axis Capital Holdings Ltd. .....      12,587
     552    Banknorth Group, Inc. ..........      17,951
     250    Catellus Development Corp. .....       6,037
     364    Compass Bancshares, Inc. .......      14,321
   1,135    E*Trade Group, Inc. (b).........      14,359
     224    Everest Re Group Ltd. ..........      18,974
      29    M & T Bank Corp. ...............       2,826
     214    North Fork Bancorp, Inc. .......       8,643
     439    Old Republic International
              Corp. ........................      11,138
     365    PMI Group, Inc. ................      13,585
     330    Radian Group, Inc. .............      16,104
     275    Southtrust Corp. ...............       9,000
     436    Sovereign Bancorp, Inc. ........      10,361
     108    StanCorp Financial Group,
              Inc. .........................       6,777
                                              ----------
                                                 191,297
                                              ----------
Health Services (3.5%):
     246    AdvancePCS (b)..................      12,968
     120    Coventry Health Care, Inc.
              (b)...........................       7,767
     351    Health Net, Inc., Class A (b)...      11,491
     179    Omnicare, Inc. .................       7,240
                                              ----------
                                                  39,466
                                              ----------
Health Technology (7.6%):
       0    Advanced Medical Optics (b).....           0
     362    Affymetrix, Inc. (b)............       8,906
      84    Angiotech Pharmaceuticals, Inc.
              (b)...........................       3,876
     323    Biogen Idec, Inc. (b)...........      11,883
     113    Dentsply International, Inc. ...       5,085
     223    Gilead Sciences, Inc. (b).......      12,955
     329    MedImmune, Inc. (b).............       8,349
     530    Mylan Laboratories, Inc. .......      13,397
     491    Protein Design Labs, Inc. (b)...       8,782
     445    SICOR, Inc. (b).................      12,105
                                              ----------
                                                  85,338
                                              ----------
Industrial Services (4.3%):
     206    BJ Services Co. (b).............       7,391
     593    Grant Prideco, Inc. (b).........       7,716
     286    Harsco Corp. ...................      12,524
     241    Jacobs Engineering Group, Inc.
              (b)...........................      11,566
     362    Republic Services, Inc. ........       9,285
                                              ----------
                                                  48,482
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Non-Energy Minerals (0.9%):
     248    Lafarge North America Corp. ....  $   10,059
                                              ----------
Process Industries (4.6%):
     164    Ball Corp. .....................       9,789
     166    Cabot Corp. ....................       5,295
     256    Engelhard Corp. ................       7,655
     218    Freeport-McMoRan Copper & Gold,
              Inc., Class B.................       9,185
     458    Hecla Mining Co. (b)............       3,801
     253    Praxair, Inc. ..................       9,650
     119    Valspar Corp. ..................       5,879
                                              ----------
                                                  51,254
                                              ----------
Producer Manufacturing (8.5%):
     432    AGCO Corp. (b)..................       8,704
     219    ALLETE, Inc. ...................       6,711
     318    AMETEK, Inc. ...................      15,351
     550    ASML Holding N.V. (b)...........      11,025
     176    Borg Warner, Inc. ..............      14,940
     162    Cummins, Inc. ..................       7,917
      95    ITT Industries, Inc. ...........       7,086
     260    Lear Corp. .....................      15,971
     119    Nordson Corp. ..................       4,105
     113    Smith (A.O.) Corp. .............       3,977
                                              ----------
                                                  95,787
                                              ----------
Retail Trade (4.8%):
     154    Hot Topic, Inc. (b).............       4,545
     466    Lexar Media, Inc. (b)...........       8,114
     462    Pacific Sunwear of California,
              Inc. (b)......................       9,763
     221    Regis Corp. ....................       8,752
     322    Rent-A-Center, Inc. (b).........       9,611
     112    Tractor Supply Co. (b)..........       4,374
     126    Whole Foods Market, Inc. (b)....       8,483
                                              ----------
                                                  53,642
                                              ----------
Technology Services (8.3%):
     204    Adobe Systems, Inc. ............       8,001
     123    Affiliated Computer Services,
              Inc., Class A (b).............       6,698
     724    ATI Technologies, Inc. (b)......      10,947
     291    Cognos, Inc. (b)................       8,925
     259    Fiserv, Inc. (b)................      10,222

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
     111    Intuit, Inc. (b)................  $    5,878
     513    Macromedia, Inc. (b)............       9,159
     162    Macrovision Corp. (b)...........       3,659
     192    SunGard Data Systems, Inc.
              (b)...........................       5,316
     304    Tech Data Corp. (b).............      12,052
     762    Verisign, Inc. (b)..............      12,415
                                              ----------
                                                  93,272
                                              ----------
Transportation (3.1%):
     164    C.H. Robinson Worldwide,
              Inc. .........................       6,221
     175    Expeditors International of
              Washington, Inc. .............       6,585
     475    J.B. Hunt Transport Services,
              Inc. (b)......................      12,817
     232    Landstar System, Inc. (b).......       8,843
                                              ----------
                                                  34,466
                                              ----------
Utilities (5.9%):
     243    Alliant Energy Corp. ...........       6,044
     250    Black Hills Corp. ..............       7,460
     193    Entergy Corp. ..................      11,023
     289    Equitable Resources, Inc. ......      12,382
     126    Kinder Morgan, Inc. ............       7,447
     271    MDU Resources Group, Inc. ......       6,461
     175    Scana Corp. ....................       5,991
     269    Wisconsin Energy Corp. .........       8,995
                                              ----------
                                                  65,803
                                              ----------
  Total Common Stocks                          1,112,898
                                              ----------
INVESTMENT COMPANIES (1.1%):
  12,817    One Group Prime Money Market
              Fund, Class I (c).............      12,817
                                              ----------
  Total Investment Companies                      12,817
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (7.6%):
 $85,227    Pool of various securities for
              One Group Equity Funds --
              footnote 2 (Securities
              Lending)......................      85,227
                                              ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               85,227
                                              ----------
Total (Cost $930,384) (a)                     $1,210,942
                                              ==========

------------
Percentages indicated are based on net assets of $1,124,372.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $297,755
                   Unrealized depreciation......................   (17,197)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $280,558
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 18

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS (96.8%):
Commercial Services (0.9%):
     202    Fair Issac & Co., Inc. .........  $    9,917
      63    Moody's Corp. ..................       3,828
      88    Omnicom Group, Inc. ............       7,647
                                              ----------
                                                  21,392
                                              ----------
Communications (0.3%):
     271    Nextel Communications, Inc.,
              Class A (b)...................       7,602
                                              ----------
Consumer Durables (1.8%):
     443    Electronic Arts, Inc. (b).......      21,152
     439    Harley-Davidson, Inc. ..........      20,860
                                              ----------
                                                  42,012
                                              ----------
Consumer Non-Durables (8.8%):
     136    Alberto-Culver Co., Class B.....       8,601
     208    Altria Group, Inc. .............      11,297
     476    Anheuser-Busch Co., Inc. .......      25,087
     777    Coca-Cola Co. ..................      39,455
     777    General Mills, Inc. ............      35,177
     809    PepsiCo, Inc. ..................      37,725
     443    Procter & Gamble Co. ...........      44,196
                                              ----------
                                                 201,538
                                              ----------
Consumer Services (4.2%):
     486    Clear Channel Communications,
              Inc. .........................      22,743
     596    Comcast Corp., Class A (b)......      19,595
     119    eBay, Inc. (b)..................       7,689
     105    EchoStar Communications Corp.,
              Class A (b)...................       3,568
     421    International Game
              Technologies..................      15,041
     181    Interpublic Group of Cos., Inc.
              (b)...........................       2,829
      20    Meredith Corp. .................         977
     163    Univision Communications, Inc.
              (b)...........................       6,485
     143    Wendy's International, Inc. ....       5,625
     333    Yum! Brands, Inc. (b)...........      11,467
                                              ----------
                                                  96,019
                                              ----------
Distribution Services (4.0%):
     690    AmerisourceBergen Corp. ........      38,755
     189    Cardinal Health, Inc. ..........      11,573
      26    Henry Schein, Inc. (b)..........       1,744
     604    McKesson Corp. .................      19,436
     505    Sysco Corp. ....................      18,803
                                              ----------
                                                  90,311
                                              ----------
Electronic Technology (13.3%):
     168    Agilent Technologies, Inc.
              (b)...........................       4,914
     187    Analog Devices, Inc. ...........       8,521
     805    Applied Materials, Inc. (b).....      18,064
     520    Boeing Co. .....................      21,916

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
   2,343    Cisco Systems, Inc. (b).........  $   56,902
     241    Comverse Technology, Inc. (b)...       4,243
     316    EMC Corp. (b)...................       4,082
     139    General Dynamics Corp. .........      12,565
     149    Harris Corp. ...................       5,652
   2,793    Intel Corp. ....................      89,923
     358    Jabil Circuit, Inc. (b).........      10,128
     206    Linear Technology Corp. ........       8,674
     160    Lockheed Martin Corp. ..........       8,235
      66    Maxim Integrated Products,
              Inc. .........................       3,308
     287    Motorola, Inc. .................       4,036
     290    Network Appliance, Inc. (b).....       5,957
     134    Qlogic Corp. (b)................       6,900
     896    Texas Instruments, Inc. ........      26,339
                                              ----------
                                                 300,359
                                              ----------
Energy Minerals (2.3%):
     358    Anadarko Petroleum Corp. .......      18,255
     287    Devon Energy Corp. .............      16,412
     328    Evergreen Resources, Inc. (b)...      10,663
     118    Murphy Oil Corp. ...............       7,695
                                              ----------
                                                  53,025
                                              ----------
Finance (5.8%):
     266    American Express Co. ...........      12,839
     662    American International Group,
              Inc. .........................      43,895
     271    Bank of New York Co., Inc. .....       8,979
     332    Everest Re Group Ltd. ..........      28,066
     289    Fannie Mae......................      21,694
     130    Morgan Stanley Dean Witter &
              Co. ..........................       7,496
     117    SLM Corp. ......................       4,397
     103    Wells Fargo & Co. ..............       6,085
                                              ----------
                                                 133,451
                                              ----------
Health Services (3.2%):
     131    Anthem, Inc. (b)................       9,857
     158    HCA-The Healthcare Corp. .......       6,787
     102    Health Management Associates,
              Inc., Class A.................       2,457
     184    Laboratory Corp. of America
              Holdings (b)..................       6,799
     507    Omnicare, Inc. .................      20,495
     247    UnitedHealth Group, Inc. .......      14,396
      66    Universal Health Services, Inc.,
              Class B.......................       3,535
      80    Wellpoint Health Networks, Inc.,
              Class A (b)...................       7,788
                                              ----------
                                                  72,114
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Technology (21.4%):
     666    Abbott Laboratories.............  $   31,035
     739    Amgen, Inc. (b).................      45,692
     232    Biogen Idec, Inc. (b)...........       8,515
     403    Boston Scientific Corp. (b).....      14,831
     116    Chiron Corp. (b)................       6,584
     407    Eli Lilly & Co. ................      28,628
     151    Forest Laboratories, Inc. (b)...       9,342
     222    Genzyme Corp. (b)...............      10,974
     156    Gilead Sciences, Inc. (b).......       9,051
   1,407    Johnson & Johnson...............      72,708
     665    MedImmune, Inc. (b).............      16,879
     501    Medtronic, Inc. ................      24,346
     627    Merck & Co., Inc. ..............      28,990
     423    Pall Corp. .....................      11,341
     983    PerkinElmer, Inc. ..............      16,778
   3,602    Pfizer, Inc. ...................     127,262
      77    St. Jude Medical, Inc. (b)......       4,706
     463    Wyeth...........................      19,633
                                              ----------
                                                 487,295
                                              ----------
Industrial Services (3.2%):
     468    BJ Services Co. (b).............      16,813
     519    Fluor Corp. ....................      20,569
     128    Noble Corp. (b).................       4,592
     104    Smith International, Inc. (b)...       4,305
     202    Weatherford International Ltd.
              (b)...........................       7,255
     409    Western Gas Resources, Inc. ....      19,347
                                              ----------
                                                  72,881
                                              ----------
Non-Energy Minerals (1.8%):
     366    Alcoa, Inc. ....................      13,894
     102    Newmont Mining Corp. ...........       4,946
     298    Phelps Dodge Corp. (b)..........      22,650
                                              ----------
                                                  41,490
                                              ----------
Process Industries (1.3%):
     264    Alcan Aluminum Ltd. ............      12,381
     450    Praxair, Inc. ..................      17,177
                                              ----------
                                                  29,558
                                              ----------
Producer Manufacturing (6.4%):
      62    Danaher Corp. ..................       5,644
     190    Flowserve Corp. (b).............       3,963
   2,200    General Electric Co. ...........      68,170
     510    Minnesota Mining & Manufacturing
              Co. ..........................      43,360
      92    Molex, Inc. ....................       3,205
     234    United Technologies Corp. ......      22,137
                                              ----------
                                                 146,479
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail Trade (7.8%):
      74    Amazon.Com, Inc. (b)............  $    3,912
     246    Bed Bath & Beyond, Inc. (b).....      10,668
     107    Best Buy Co., Inc. .............       5,615
     947    Home Depot, Inc. ...............      33,611
     126    Kohl's Corp. (b)................       5,679
     328    Lowe's Cos., Inc. ..............      18,144
     384    Target Corp. ...................      14,745
   1,314    Wal-Mart Stores, Inc. ..........      69,724
     439    Walgreen Co. ...................      15,957
                                              ----------
                                                 178,055
                                              ----------
Technology Services (9.3%):
     304    Affiliated Computer Services,
              Inc., Class A (b).............      16,577
     157    BMC Software, Inc. (b)..........       2,929
     394    Concord EFS, Inc. (b)...........       5,845
     829    Dell, Inc. (b)..................      28,147
     374    First Data Corp. ...............      15,374
     110    Fiserv, Inc. (b)................       4,345
     278    International Business Machines
              Corp..........................      25,804
      36    Intuit, Inc. (b)................       1,924
      76    Macromedia, Inc. (b)............       1,351
   3,318    Microsoft Corp. ................      91,387
     595    Oracle Corp. (b)................       7,854
     119    SunGard Data Systems, Inc.
              (b)...........................       3,304
     218    Symantec Corp. (b)..............       7,554
                                              ----------
                                                 212,395
                                              ----------
Transportation (1.0%):
     408    Southwest Airlines Co. .........       6,591
     224    United Parcel Service, Inc.,
              Class B.......................      16,677
                                              ----------
                                                  23,268
                                              ----------
  Total Common Stocks                          2,209,244
                                              ----------
INVESTMENT COMPANIES (3.7%):
  84,903    One Group Prime Money Market
              Fund, Class I (c).............      84,903
                                              ----------
  Total Investment Companies                      84,903
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (4.2%):
 $96,155    Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending)..........      96,155
                                              ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               96,155
                                              ----------
Total (Cost $1,774,821) (a)                   $2,390,302
                                              ==========

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 20

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

------------

Percentages indicated are based on net assets of $2,282,617.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $642,856
                   Unrealized depreciation......................   (27,375)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $615,481
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS (95.7%):
Communications (3.4%):
     128    Alltel Corp. ...................  $    5,962
     537    AT&T Wireless Services, Inc.
              (b)...........................       4,289
     611    BellSouth Corp. ................      17,277
     902    SBC Communications, Inc. .......      23,515
                                              ----------
                                                  51,043
                                              ----------
Consumer Durables (1.1%):
     167    Fortune Brands, Inc. ...........      11,970
     179    Hasbro, Inc. ...................       3,809
                                              ----------
                                                  15,779
                                              ----------
Consumer Non-Durables (4.7%):
     851    Altria Group, Inc. .............      46,304
     314    Coca-Cola Enterprises, Inc. ....       6,867
     186    Kimberly-Clark Corp. ...........      10,970
     459    Tyson Foods, Inc., Class A......       6,077
                                              ----------
                                                  70,218
                                              ----------
Consumer Services (7.6%):
     284    Cendant Corp. ..................       6,325
     167    Clear Channel Communications,
              Inc. .........................       7,821
     329    Comcast Corp., Class A (b)......      10,814
     156    Gannett Co., Inc. ..............      13,891
     424    Hilton Hotels Corp. ............       7,263
     175    Marriott International, Inc.,
              Class A.......................       8,085
     397    McDonald's Corp. ...............       9,858
     204    Tribune Co. ....................      10,522
     532    Viacom, Inc., Class B...........      23,603
     358    Walt Disney Co. ................       8,353
     198    Wendy's International, Inc. ....       7,750
                                              ----------
                                                 114,285
                                              ----------
Distribution Services (1.1%):
     286    AmerisourceBergen Corp. ........      16,043
                                              ----------
Electronic Technology (4.6%):
     153    General Dynamics Corp. .........      13,816
     941    Hewlett-Packard Co. ............      21,616
     262    Lockheed Martin Corp. ..........      13,460
     607    Motorola, Inc. .................       8,540
      92    Northrop Grumman Corp. .........       8,760
     108    Raytheon Co. ...................       3,257
                                              ----------
                                                  69,449
                                              ----------
Energy Minerals (12.6%):
     102    Apache Corp. ...................       8,260
     344    Ashland, Inc. ..................      15,174
     320    BP Amoco PLC....................      15,783
     139    Burlington Resources, Inc. .....       7,698
     369    ChevronTexaco Corp. ............      31,878
     370    ConocoPhillips..................      24,237

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
   1,739    Exxon Mobil Corp. ..............  $   71,288
      77    Murphy Oil Corp. ...............       5,029
      96    Occidental Petroleum Corp. .....       4,055
     174    Pioneer Natural Resources Co.
              (b)...........................       5,556
                                              ----------
                                                 188,958
                                              ----------
Finance (36.4%):
     428    ACE Ltd. .......................      17,717
     284    AFLAC, Inc. ....................      10,261
     634    Allstate Corp. .................      27,256
     750    American International Group,
              Inc. .........................      49,717
     208    Axis Capital Holdings Ltd. .....       6,095
     530    Bank of America Corp. ..........      42,608
     402    Bank of New York Co., Inc. .....      13,314
     350    Citigroup, Inc. ................      16,966
     155    Equity Office Properties
              Trust.........................       4,441
     593    Fannie Mae......................      44,525
     280    First Tennessee National
              Corp. ........................      12,338
     292    Freddie Mac.....................      17,043
     168    Goldman Sachs Group, Inc. ......      16,621
     302    Hartford Financial Services
              Group, Inc. ..................      17,811
     389    Janus Capital Group Inc. .......       6,389
     599    J.P. Morgan Chase & Co. ........      22,001
     112    Lincoln National Corp. .........       4,511
     310    MBIA, Inc. .....................      18,383
     451    MBNA Corp. .....................      11,207
     198    Merrill Lynch & Co., Inc. ......      11,613
     257    MetLife, Inc. ..................       8,653
     578    Morgan Stanley Dean Witter &
              Co............................      33,425
     225    National City Corp. ............       7,637
     212    Protective Life Corp. ..........       7,180
     429    Prudential Financial, Inc. .....      17,934
     451    Radian Group, Inc. .............      22,009
      75    Simon Property Group, Inc. .....       3,476
     212    Southtrust Corp. ...............       6,939
     387    Travelers Property Casualty
              Corp. Class B.................       6,567
     853    U.S. Bancorp....................      25,400
     591    Wells Fargo & Co. ..............      34,804
                                              ----------
                                                 544,841
                                              ----------
Health Services (1.6%):
     101    Aetna, Inc. ....................       6,826
     185    Anthem, Inc. (b)................      13,848
      40    Wellpoint Health Networks, Inc.,
              Class A (b)...................       3,880
                                              ----------
                                                  24,554
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 22

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Technology (2.8%):
     103    King Pharmaceuticals, Inc.
              (b)...........................  $    1,572
     859    Merck & Co., Inc. ..............      39,707
                                              ----------
                                                  41,279
                                              ----------
Non-Energy Minerals (1.3%):
     111    Alcoa, Inc. ....................       4,233
     184    Lafarge North America Corp. ....       7,448
     126    Newmont Mining Corp. ...........       6,125
      31    UST, Inc. ......................       1,113
                                              ----------
                                                  18,919
                                              ----------
Process Industries (3.6%):
     251    Dow Chemical Co. ...............      10,434
     311    Du Pont (EI) de Nemours &
              Co. ..........................      14,272
     171    Meadwestvaco Corp. .............       5,087
     452    Praxair, Inc. ..................      17,262
     103    Temple-Inland, Inc. ............       6,455
                                              ----------
                                                  53,510
                                              ----------
Producer Manufacturing (4.6%):
      86    Borg Warner, Inc. ..............       7,356
     200    Caterpillar, Inc. ..............      16,572
      55    Cummins, Inc. ..................       2,673
     153    ITT Industries, Inc. ...........      11,343
      72    Johnson Controls, Inc. .........       8,361
      58    Navistar International Corp.
              (b)...........................       2,790
     210    United Technologies Corp. ......      19,879
                                              ----------
                                                  68,974
                                              ----------
Retail Trade (2.1%):
     114    CVS Corp. ......................       4,118
     362    Home Depot, Inc. ...............      12,864
     378    Kroger Co. (b)..................       7,000
     130    Safeway, Inc. (b)...............       2,848
     116    Sherwin-Williams Co. ...........       4,030
                                              ----------
                                                  30,860
                                              ----------
Technology Services (1.4%):
     937    AT&T Corp. .....................      19,011
      76    SunGard Data Systems, Inc.
              (b)...........................       2,106
                                              ----------
                                                  21,117
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Transportation (1.7%):
     155    Canadian National Railway
              Co. ..........................  $    9,799
      73    FedEx Corp. ....................       4,928
     335    Norfolk Southern Corp. .........       7,928
     210    Southwest Airlines Co. .........       3,389
                                              ----------
                                                  26,044
                                              ----------
Utilities (5.1%):
      87    Ameren Corp. ...................       4,014
     241    Dominion Resources, Inc. .......      15,372
     193    Entergy Corp. ..................      11,037
     115    Equitable Resources, Inc. ......       4,936
     256    Exelon Corp. ...................      16,997
      74    FPL Group, Inc. ................       4,808
     651    NiSource, Inc. .................      14,293
     118    Progress Energy, Inc. ..........       5,341
                                              ----------
                                                  76,798
                                              ----------
  Total Common Stocks                          1,432,671
                                              ----------
INVESTMENT COMPANIES (4.0%):
  59,556    One Group Prime Money Market
              Fund, Class I (c).............      59,556
                                              ----------
  Total Investment Companies                      59,556
                                              ----------
REPURCHASE AGREEMENTS (1.1%):
 $15,772    State Street Bank and Trust,
              0.65%, 1/2/04 (Proceeds at
              maturity $15,772,
              collateralized by various U.S.
              Government securities)........      15,772
                                              ----------
  Total Repurchase Agreements                     15,772
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (3.4%):
  51,313    Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending)..........      51,313
                                              ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               51,313
                                              ----------
Total (Cost $1,291,135) (a)                   $1,559,312
                                              ==========

------------
Percentages indicated are based on net assets of $1,496,449.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $300,321
                   Unrealized depreciation......................   (32,144)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $268,177
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (95.0%):
Commercial Services (0.9%):
      60    McGraw-Hill Cos., Inc. ...........  $  4,195
                                                --------
Communications (2.9%):
      70    Alltel Corp. .....................     3,261
     175    SBC Communications, Inc. .........     4,562
     165    Verizon Communications............     5,788
                                                --------
                                                  13,611
                                                --------
Consumer Durables (1.0%):
      95    Black & Decker Corp. .............     4,685
                                                --------
Consumer Non-Durables (10.4%):
     100    Altria Group, Inc. ...............     5,442
     205    Coca-Cola Co. ....................    10,403
      50    Colgate Palmolive Co. ............     2,503
     150    ConAgra Foods, Inc. ..............     3,959
      80    Estee Lauder Cos., Class A........     3,141
     150    General Mills, Inc. ..............     6,795
      60    Kimberly-Clark Corp. .............     3,545
      40    Nike, Inc., Class B...............     2,738
     156    PepsiCo, Inc. ....................     7,273
      35    Procter & Gamble Co. .............     3,496
                                                --------
                                                  49,295
                                                --------
Consumer Services (2.9%):
      50    Gannett Co., Inc. ................     4,458
      85    Harrah's Entertainment, Inc. .....     4,230
     220    Walt Disney Co. ..................     5,133
                                                --------
                                                  13,821
                                                --------
Electronic Technology (3.6%):
      90    Boeing Co. .......................     3,793
      70    Diebold, Inc. ....................     3,771
     220    Hewlett-Packard Co. ..............     5,052
      75    Intel Corp. ......................     2,415
      75    Texas Instruments, Inc. ..........     2,204
                                                --------
                                                  17,235
                                                --------
Energy Minerals (6.1%):
      20    ChevronTexaco Corp. ..............     1,728
      65    ConocoPhillips....................     4,262
     400    Exxon Mobil Corp. ................    16,401
      75    Royal Dutch Petroleum Co. ........     3,929
      60    Valero Energy Corp. ..............     2,780
                                                --------
                                                  29,100
                                                --------
Finance (26.2%):
     140    ACE Ltd. .........................     5,799
      70    Allstate Corp. ...................     3,011
     100    American Express Co. .............     4,823
      70    Archstone-Smith Trust.............     1,959
     140    Bank of America Corp. ............    11,260
      65    Carramerica Realty Corp. .........     1,936

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
     365    Citigroup, Inc. ..................  $ 17,717
      60    Developers Diversified Realty
              Corp. ..........................     2,014
      65    Duke Realty Investments, Inc. ....     2,015
      60    Equity Residential Properties
              Trust...........................     1,771
     125    Fannie Mae........................     9,383
      65    First Tennessee National Corp. ...     2,867
     130    J.P. Morgan Chase & Co. ..........     4,775
     100    Marsh & McLennan Cos..............     4,789
     225    MBNA Corp. .......................     5,591
     100    Merrill Lynch & Co., Inc. ........     5,865
     110    Morgan Stanley Dean Witter &
              Co. ............................     6,366
      45    Public Storage, Inc. .............     1,953
      43    Simon Property Group, Inc. .......     1,969
     110    Southtrust Corp. .................     3,600
     225    U.S. Bancorp......................     6,701
      35    Vornado Realty Trust..............     1,916
     125    Washington Mutual, Inc. ..........     5,015
     200    Wells Fargo & Co. ................    11,778
                                                --------
                                                 124,873
                                                --------
Health Technology (12.4%):
     100    Abbott Laboratories...............     4,660
      30    Allergan, Inc. ...................     2,304
     165    Bristol-Myers Squibb Co. .........     4,719
      40    Eli Lilly & Co. ..................     2,813
     180    Johnson & Johnson.................     9,299
      70    Medtronic, Inc. ..................     3,403
     170    Merck & Co., Inc. ................     7,854
     500    Pfizer, Inc. .....................    17,665
     150    Wyeth.............................     6,368
                                                --------
                                                  59,085
                                                --------
Industrial Services (0.6%):
      50    Schlumberger Ltd. ................     2,736
                                                --------
Non-Energy Minerals (0.7%):
      85    Alcoa, Inc. ......................     3,230
                                                --------
Process Industries (2.2%):
      60    Air Products and Chemicals,
              Inc. ...........................     3,170
      60    Cabot Corp. ......................     1,910
     125    Dow Chemical Co. .................     5,196
                                                --------
                                                  10,276
                                                --------
Producer Manufacturing (11.9%):
      45    Caterpillar, Inc. ................     3,736
      70    Emerson Electric Co. .............     4,533
     475    General Electric Co. .............    14,715
      60    Illinois Tool Works, Inc. ........     5,035
      35    Johnson Controls, Inc. ...........     4,064
     130    Minnesota Mining & Manufacturing
              Co. ............................    11,053

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 24

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
     125    Pitney Bowes, Inc. ...............  $  5,078
      90    United Technologies Corp. ........     8,529
                                                --------
                                                  56,743
                                                --------
Retail Trade (6.3%):
     125    Home Depot, Inc. .................     4,436
     250    Limited Brands, Inc. .............     4,508
      90    Sherwin-Williams Co. .............     3,127
     250    Wal-Mart Stores, Inc. ............    13,262
     130    Walgreen Co. .....................     4,729
                                                --------
                                                  30,062
                                                --------
Technology Services (3.2%):
      75    Automatic Data Processing,
              Inc. ...........................     2,971
     130    International Business Machines
              Corp. ..........................    12,048
                                                --------
                                                  15,019
                                                --------
Transportation (1.1%):
      80    Canadian National Railway Co. ....     5,062
                                                --------
Utilities (2.6%):
      75    American Electric Power Co.,
              Inc. ...........................     2,288
      55    Dominion Resources, Inc. .........     3,511
      65    Entergy Corp. ....................     3,714
      70    Pinnacle West Capital Corp. ......     2,801
                                                --------
                                                  12,314
                                                --------
  Total Common Stocks                            451,342
                                                --------
PREFERRED STOCKS (0.6%):
Finance (0.6%):
      40    St. Paul Cos., Inc. ..............     2,921
                                                --------
  Total Preferred Stocks                           2,921
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
CONVERTIBLE BONDS (1.3%):
Consumer Services (1.3%):
 $ 3,000    Liberty Media Corp., Series A,
              3.25%, 3/15/31..................  $  3,135
      40    Tribune Co., 0.00%, 5/15/29.......     3,280
                                                --------
  Total Convertible Bonds                          6,415
                                                --------
CONVERTIBLE PREFERRED STOCKS (2.9%):
Commercial Services (0.4%):
      75    Electronic Data Systems, Inc.,
              7.63%...........................     1,720
Communications (0.4%):
      40    Alltel Corp., 7.75%...............     1,988
                                                --------
Electronic Technology (0.7%):
      75    Motorola, Inc., 7.00%.............     3,257
                                                --------
Finance (0.7%):
      50    Prudential Financial, Inc.,
              6.75%...........................     3,255
                                                --------
Process Industries (0.7%):
      65    Temple-Inland, Inc., 7.50%........     3,778
                                                --------
  Total Convertible Preferred Stocks              13,998
                                                --------
INVESTMENT COMPANIES (0.1%):
     446    One Group Prime Money Market Fund,
              Class I (b).....................       446
                                                --------
  Total Investment Companies                         446
                                                --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (5.5%):
 $26,145    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............    26,145
                                                --------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             26,145
                                                --------
Total (Cost $272,370) (a)                       $501,267
                                                ========

------------
Percentages indicated are based on net assets of $475,715.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $230,289
                   Unrealized depreciation......................    (1,392)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $228,897
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS (99.4%):
Commercial Services (0.9%):
     202    Omnicom Group, Inc. ............  $   17,601
                                              ----------
Communications (2.3%):
     258    CenturyTel, Inc. ...............       8,413
     835    SBC Communications, Inc. .......      21,767
     434    Verizon Communications..........      15,217
                                              ----------
                                                  45,397
                                              ----------
Consumer Durables (0.4%):
     170    Electronic Arts, Inc. (b).......       8,137
                                              ----------
Consumer Non-Durables (4.0%):
     733    Altria Group, Inc. .............      39,895
     264    Estee Lauder Cos., Class A......      10,355
     589    Jones Apparel Group, Inc. ......      20,744
     547    Tyson Foods, Inc., Class A......       7,236
                                              ----------
                                                  78,230
                                              ----------
Consumer Services (8.7%):
     522    Brinker International, Inc.
              (b)...........................      17,319
     261    Clear Channel Communications,
              Inc. .........................      12,235
     942    Comcast Corp., Class A (b)......      30,963
     431    H & R Block, Inc. ..............      23,850
   1,272    Time Warner, Inc. (b)...........      22,883
     677    Viacom, Inc., Class B...........      30,057
     480    Walt Disney Co. ................      11,198
     717    Yum! Brands, Inc. (b)...........      24,678
                                              ----------
                                                 173,183
                                              ----------
Distribution Services (3.0%):
     290    AmerisourceBergen Corp. ........      16,260
     419    Andrx Corp. (b).................      10,081
     450    McKesson Corp. .................      14,482
     472    Sysco Corp. ....................      17,558
                                              ----------
                                                  58,381
                                              ----------
Electronic Technology (7.9%):
   1,265    Cisco Systems, Inc. (b).........      30,731
     253    Cymer, Inc. (b).................      11,696
     173    Diebold, Inc. ..................       9,336
   1,595    Intel Corp. ....................      51,352
     243    Linear Technology Corp. ........      10,215
   1,401    Motorola, Inc. .................      19,711
      67    Northrop Grumman Corp. .........       6,413
     298    Qualcomm, Inc. .................      16,056
                                              ----------
                                                 155,510
                                              ----------
Energy Minerals (5.5%):
     119    Devon Energy Corp. .............       6,822
   1,481    Exxon Mobil Corp. ..............      60,742
     301    Murphy Oil Corp. ...............      19,627

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
     458    Suncor Energy, Inc. ............  $   11,470
     215    Valero Energy Corp. ............       9,948
                                              ----------
                                                 108,609
                                              ----------
Finance (21.8%):
     671    American International Group,
              Inc. .........................      44,495
     360    Charter One Financial, Inc. ....      12,433
   1,345    Citigroup, Inc. ................      65,300
     263    Fannie Mae......................      19,774
     777    Freddie Mac.....................      45,287
     281    Hartford Financial Services
              Group, Inc. ..................      16,591
     399    Marsh & McLennan Cos............      19,100
   1,360    MBNA Corp. .....................      33,793
     448    Morgan Stanley Dean Witter &
              Co. ..........................      25,950
     589    National City Corp. ............      19,986
     410    North Fork Bancorp, Inc. .......      16,588
     341    SunTrust Banks, Inc. ...........      24,407
   1,149    U.S. Bancorp....................      34,230
     655    Washington Mutual, Inc. ........      26,287
     478    Wells Fargo & Co. ..............      28,129
                                              ----------
                                                 432,350
                                              ----------
Health Services (0.9%):
     312    UnitedHealth Group, Inc. .......      18,160
                                              ----------
Health Technology (9.3%):
     365    Amgen, Inc. (b).................      22,582
     892    Bristol-Myers Squibb Co. .......      25,509
     215    Charles River Laboratories
              International, Inc. (b).......       7,383
     466    Medtronic, Inc. ................      22,638
     461    Merck & Co., Inc. ..............      21,321
   1,912    Pfizer, Inc. ...................      67,550
     463    Wyeth...........................      19,666
                                              ----------
                                                 186,649
                                              ----------
Industrial Services (0.8%):
     164    Cooper Cameron Corp. (b)........       7,638
     238    Weatherford International Ltd.
              (b)...........................       8,570
                                              ----------
                                                  16,208
                                              ----------
Non-Energy Minerals (1.2%):
     600    Alcoa, Inc. ....................      22,796
                                              ----------
Process Industries (1.5%):
     247    Cabot Corp. ....................       7,866
     245    Sigma-Aldrich Corp. ............      14,002
     116    Temple-Inland, Inc. ............       7,276
                                              ----------
                                                  29,144
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 26

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Producer Manufacturing (12.2%):
     347    Crane Co. ......................  $   10,682
     147    Danaher Corp. ..................      13,482
      92    Eaton Corp. ....................       9,922
   1,789    General Electric Co. ...........      55,419
     529    Honeywell International,
              Inc. .........................      17,690
     232    Johnson Controls, Inc. .........      26,945
     360    Lear Corp. .....................      22,070
     368    Minnesota Mining & Manufacturing
              Co. ..........................      31,258
     209    Pentair, Inc. ..................       9,540
     289    Pitney Bowes, Inc. .............      11,720
     172    SPX Corp. (b)...................      10,137
     905    Tyco International Ltd. ........      23,985
                                              ----------
                                                 242,850
                                              ----------
Retail Trade (6.7%):
     737    Albertson's, Inc. ..............      16,702
     557    Rent-A-Center, Inc. (b).........      16,641
     980    Safeway, Inc. (b)...............      21,481
     357    Target Corp. ...................      13,698
     847    Wal-Mart Stores, Inc. ..........      44,950
     519    Walgreen Co. ...................      18,867
                                              ----------
                                                 132,339
                                              ----------
Technology Services (8.0%):
     143    Affiliated Computer Services,
              Inc., Class A (b).............       7,809
     799    Dell, Inc. (b)..................      27,139
     347    International Business Machines
              Corp. ........................      32,189
   2,543    Microsoft Corp. ................      70,025

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
     413    Network Associates, Inc. (b)....  $    6,217
     382    Paychex, Inc. ..................      14,196
                                              ----------
                                                 157,575
                                              ----------
Transportation (1.5%):
     137    Canadian National Railway
              Co. ..........................       8,662
     270    United Parcel Service, Inc.,
              Class B.......................      20,139
                                              ----------
                                                  28,801
                                              ----------
Utilities (2.8%):
     327    FPL Group, Inc. ................      21,403
     230    Kinder Morgan, Inc. ............      13,612
     504    Pinnacle West Capital Corp. ....      20,154
                                              ----------
                                                  55,169
                                              ----------
  Total Common Stocks                          1,967,089
                                              ----------
INVESTMENT COMPANIES (0.8%):
  15,107    One Group Prime Money Market
              Fund, Class I (c).............      15,107
                                              ----------
  Total Investment Companies                      15,107
                                              ----------
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (4.3%):
 $84,841    Pool of various securities for
              One Group Equity
              Funds -- footnote 2
              (Securities Lending)..........      84,841
                                              ----------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             84,841
                                              ----------
Total (Cost $1,726,469) (a)                   $2,067,037
                                              ==========

------------
Percentages indicated are based on net assets of $1,978,460.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $443,891
                   Unrealized depreciation......................  (103,323)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $340,568
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
ASSET BACKED SECURITIES (1.0%):
 $   200    CNH Equipment Trust, Series 03-B,
              Class A4B, 3.38%, 2/15/11.......  $    201
     364    CS First Boston Mortgage
              Securities Corp., Series 02-HE4,
              Class AF, 5.51%, 8/25/32........       371
     153    EQCC Home Equity Loan Trust,
              Series 98-2, Class A6F, 6.16%,
              4/15/08.........................       155
     220    Fleetwood Credit Corp., Grantor
              Trust, Series 97-B, Class A,
              6.40%, 5/15/13..................       222
      80    Green Tree Recreational, Equipment
              and Consulting, Series 97-D,
              Class A1, 6.90%, 3/15/29........        81
     667    Harley-Davidson Eaglemark
              Motorcycle Trust, Series 00-1,
              Class A2, 7.14%, 3/15/06........       671
   1,387    Household Automotive Trust, Series
              00-1, Class A4, 7.48%,
              12/18/06........................     1,422
     300    WFS Financial Owner Trust, Series
              03-4, Class A4, 3.15%,
              5/20/11.........................       302
                                                --------
  Total Asset Backed Securities                    3,425
                                                --------
COLLATERIZED MORTGAGE OBLIGATIONS (0.4%):
     101    Residential Funding Mortgage
              Securities, Series 96-S3, Class
              A5, 7.25%, 1/25/26..............       101
     442    Vendee Mortgage Trust, Series
              03-1, Class B, 5.75%,
              12/15/20........................       460
     350    WFS Financial Owner Trust, Series
              03-1, Class A3, 2.03%,
              8/20/07.........................       352
     500    WFS Financial Owner Trust, Series
              03-2, Class A4, 2.41%,
              12/20/10........................       496
                                                --------
  Total Collaterized Mortgage Obligations          1,409
                                                --------
COMMON STOCKS (61.4%):
Commercial Services (0.5%):
      22    Omnicom Group, Inc. ..............     1,947
                                                --------
Communications (1.4%):
      29    CenturyTel, Inc. .................       931
      92    SBC Communications, Inc. .........     2,409
      48    Verizon Communications............     1,684
                                                --------
                                                   5,024
                                                --------
Consumer Durables (0.3%):
      19    Electronic Arts, Inc. (b).........       900
                                                --------
Consumer Non-Durables (2.4%):
      81    Altria Group, Inc. ...............  $  4,416
      29    Estee Lauder Cos., Class A........     1,146

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Non-Durables, continued:
      65    Jones Apparel Group, Inc. ........  $  2,296
      61    Tyson Foods, Inc., Class A........       801
                                                --------
                                                   8,659
                                                --------
Consumer Services (5.4%):
      58    Brinker International, Inc. (b)...     1,918
      29    Clear Channel Communications,
              Inc. ...........................     1,354
     104    Comcast Corp., Class A (b)........     3,427
      48    H & R Block, Inc. ................     2,640
     141    Time Warner, Inc. (b).............     2,533
      75    Viacom, Inc., Class B.............     3,327
      53    Walt Disney Co. ..................     1,239
      79    Yum! Brands, Inc. (b).............     2,732
                                                --------
                                                  19,170
                                                --------
Distribution Services (1.8%):
      32    AmerisourceBergen Corp. ..........     1,800
      46    Andrx Corp. (b)...................     1,116
      50    McKesson Corp. ...................     1,603
      52    Sysco Corp. ......................     1,944
                                                --------
                                                   6,463
                                                --------
Electronic Technology (4.9%):
     140    Cisco Systems, Inc. (b)...........     3,402
      28    Cymer, Inc. (b)...................     1,295
      19    Diebold, Inc. ....................     1,033
     177    Intel Corp. ......................     5,683
      27    Linear Technology Corp. ..........     1,131
     155    Motorola, Inc. ...................     2,182
       7    Northrop Grumman Corp. ...........       709
      33    Qualcomm, Inc. ...................     1,777
                                                --------
                                                  17,212
                                                --------
Energy Minerals (3.4%):
      13    Devon Energy Corp. ...............       755
     164    Exxon Mobil Corp. ................     6,724
      33    Murphy Oil Corp. .................     2,172
      51    Suncor Energy, Inc. ..............     1,268
      24    Valero Energy Corp. ..............     1,102
                                                --------
                                                  12,021
                                                --------
Finance (13.6%):
      74    American International Group,
              Inc. ...........................     4,924
      40    Charter One Financial, Inc. ......     1,376
     149    Citigroup, Inc. ..................     7,226
      29    Fannie Mae........................     2,189
      86    Freddie Mac.......................     5,013
      31    Hartford Financial Services Group,
              Inc. ...........................     1,836
      44    Marsh & McLennan Cos..............     2,113
     151    MBNA Corp. .......................     3,741
      50    Morgan Stanley Dean Witter &
              Co. ............................     2,872
      65    National City Corp. ..............     2,212

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 28

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
      45    North Fork Bancorp, Inc. .........  $  1,837
      38    SunTrust Banks, Inc. .............     2,701
     127    U.S. Bancorp......................     3,790
      73    Washington Mutual, Inc. ..........     2,910
      53    Wells Fargo & Co. ................     3,112
                                                --------
                                                  47,852
                                                --------
Health Services (0.6%):
      35    UnitedHealth Group, Inc. .........     2,010
                                                --------
Health Technology (5.8%):
      40    Amgen, Inc. (b)...................     2,499
      99    Bristol-Myers Squibb Co. .........     2,824
      24    Charles River Laboratories
              International, Inc. (b).........       818
      52    Medtronic, Inc. ..................     2,506
      51    Merck & Co., Inc. ................     2,360
     212    Pfizer, Inc. .....................     7,477
      51    Wyeth.............................     2,176
                                                --------
                                                  20,660
                                                --------
Industrial Services (0.5%):
      18    Cooper Cameron Corp. (b)..........       845
      26    Weatherford International Ltd.
              (b).............................       950
                                                --------
                                                   1,795
                                                --------
Non-Energy Minerals (0.7%):
      66    Alcoa, Inc. ......................     2,522
                                                --------
Process Industries (0.9%):
      27    Cabot Corp. ......................       871
      27    Sigma-Aldrich Corp. ..............     1,550
      13    Temple-Inland, Inc. ..............       805
                                                --------
                                                   3,226
                                                --------
Producer Manufacturing (7.6%):
      38    Crane Co. ........................     1,182
      16    Danaher Corp. ....................     1,492
      10    Eaton Corp. ......................     1,099
     198    General Electric Co. .............     6,134
      59    Honeywell International, Inc. ....     1,958
      26    Johnson Controls, Inc. ...........     2,984
      40    Lear Corp. .......................     2,443
      41    Minnesota Mining & Manufacturing
              Co. ............................     3,460
      23    Pentair, Inc. ....................     1,055
      32    Pitney Bowes, Inc. ...............     1,297
      19    SPX Corp. (b).....................     1,122
     100    Tyco International Ltd. ..........     2,656
                                                --------
                                                  26,882
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail Trade (4.1%):
      82    Albertson's, Inc. ................  $  1,849
      62    Rent-A-Center, Inc. (b)...........     1,842
     109    Safeway, Inc. (b).................     2,378
      39    Target Corp. .....................     1,516
      94    Wal-Mart Stores, Inc. ............     4,975
      57    Walgreen Co. .....................     2,088
                                                --------
                                                  14,648
                                                --------
Technology Services (4.9%):
      16    Affiliated Computer Services,
              Inc., Class A (b)...............       865
      88    Dell, Inc. (b)....................     3,004
      38    International Business Machines
              Corp. ..........................     3,562
     281    Microsoft Corp. ..................     7,751
      46    Network Associates, Inc. (b)......       688
      42    Paychex, Inc. ....................     1,571
                                                --------
                                                  17,441
                                                --------
Transportation (0.9%):
      15    Canadian National Railway Co. ....       959
      30    United Parcel Service, Inc., Class
              B...............................     2,229
                                                --------
                                                   3,188
                                                --------
Utilities (1.7%):
      36    FPL Group, Inc. ..................     2,370
      25    Kinder Morgan, Inc. ..............     1,506
      56    Pinnacle West Capital Corp. ......     2,232
                                                --------
                                                   6,108
                                                --------
  Total Common Stocks                            217,728
                                                --------
CORPORATE BONDS (11.3%):
Aerospace Defense (0.1%):
 $   350    General Dynamics Corp., 4.50%,
              8/15/10.........................  $    358
                                                --------
Banking (0.1%):
     300    Wells Fargo and Co., 6.38%,
              8/1/11..........................       335
                                                --------
Communications (0.1%):
     250    SBC Communications, 5.88%,
              2/1/12..........................       266
                                                --------
Consumer Durables (0.6%):
     700    DaimlerChrysler NA Holdings Corp.,
              7.20%, 9/1/09...................       783
   1,000    General Motors Corp., 7.20%,
              1/15/11.........................     1,100
     120    Hanson Australia Funding, 5.25%,
              3/15/13.........................       120
                                                --------
                                                   2,003
                                                --------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Consumer Services (0.8%):
 $   350    Allstate Corp., 6.13%, 2/15/12....  $    381
     120    Coca-Cola Enterprises, 6.13%,
              8/15/11.........................       133
     300    Comcast Cable Communications,
              8.38%, 5/1/07...................       348
     300    Cox Communications, Inc., 7.75%,
              11/1/10.........................       358
     150    Cox Communications, Inc., 4.63%,
              6/1/13..........................       145
     120    PHH Corp., 7.13%, 3/1/13..........       135
     100    Thomson Corp., 4.25%, 8/15/09.....       101
   1,050    Time Warner, Inc., 9.13%,
              1/15/13.........................     1,337
                                                --------
                                                   2,938
                                                --------
Energy Minerals (0.5%):
   1,250    Occidental Petroleum Corp., 9.25%,
              8/1/19..........................     1,731
                                                --------
Finance (5.5%):
     800    Bank of America Corp., 7.80%,
              2/15/10.........................       953
     200    Bear Stearns Co., Inc., 4.50%,
              10/28/10........................       201
     500    Boeing Capital Corp., 7.10%,
              9/27/05.........................       541
     150    Branch Banking & Trust, 4.88%,
              1/15/13.........................       150
   1,000    Capital One Auto Finance Trust,
              3.44%, 6/15/09..................     1,022
     400    Capital One Bank Co., 6.88%,
              2/1/06..........................       433
     450    Cit Group, Inc., 4.13%, 2/21/06...       466
     800    Citigroup, Inc., 7.25%, 10/1/10...       934
   1,600    Credit Suisse First Boston USA,
              Inc., 6.50%, 1/15/12............     1,783
     250    Dow Capital BV, 8.50%, 6/8/10,
              Putable 6/8/05 @ 100............       293
     440    Fleet Financial Group, 7.38%,
              12/1/09.........................       517
   1,800    Ford Motor Credit Co., 7.38%,
              2/1/11..........................     1,964
     500    General Electric Capital Corp.,
              8.63%, 6/15/08..................       601
     550    General Electric Capital Corp.,
              5.88%, 2/15/12..................       592
   1,000    GMAC, 7.25%, 3/2/11...............     1,099
     600    Goldman Sachs Group, Inc., 7.20%,
              3/1/07..........................       665
     375    Goldman Sachs Group, Inc., 4.75%,
              7/15/13.........................       366

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Finance, continued:
 $ 1,500    Household Finance Corp., 8.00%,
              7/15/10.........................  $  1,798
     580    J.P. Morgan & Co., 6.25%,
              1/15/09.........................       641
     450    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12..................       509
     250    Merrill Lynch & Co., 3.38%,
              9/14/07.........................       253
   1,300    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11.............     1,472
     750    National Rural Utilities, 6.00%,
              5/15/06.........................       809
     250    News America, Inc., 6.75%,
              1/9/38..........................       280
     600    Nynex Capital Funding, 8.23%,
              10/15/09........................       720
     100    Popular North America, Inc.,
              4.25%, 4/1/08...................       102
      50    Unionbancal Corp., 5.25%,
              12/16/13........................        51
                                                --------
                                                  19,215
                                                --------
Governments (Foreign) (0.1%):
     200    United Mexican States, 4.63%,
              10/8/08.........................       203
      90    United Mexican States, 6.38%,
              1/16/13.........................        94
                                                --------
                                                     297
                                                --------
Producer Manufacturing (0.0%):
     150    Pitney Bowes, Inc., 3.88%,
              6/15/13.........................       140
                                                --------
Retail Trade (0.5%):
     800    Albertson's, Inc., 6.95%,
              8/1/09..........................       892
     700    Kroger Co., 8.05%, 2/1/10.........       834
                                                --------
                                                   1,726
                                                --------
Telecommunications (0.4%):
     100    AT&T Broadband Corp., 8.38%,
              3/15/13.........................       123
     100    AT&T Corp., 8.75%, 11/15/31.......       117
     150    AT&T Wireless, 7.88%, 3/1/11......       174
     250    Bellsouth Corp., 6.00%,
              10/15/11........................       272
     180    British Telecom, 8.38%,
              12/15/10........................       219
     140    Deutsche Telekom, 8.50%, 6/15/10..       170
      60    France Telecom, 9.00%, 3/1/11.....        72
     350    Sprint Capital Corp., 6.00%,
              1/15/07.........................       374
                                                --------
                                                   1,521
                                                --------
Transportation (0.7%):
     130    Continental Airlines, Inc., 7.06%,
              9/15/09.........................       133
     350    Norfolk Southern Corp., 7.05%,
              5/1/37..........................       394

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 30

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Transportation, continued:
 $ 1,000    Union Pacific Corp., 6.65%,
              1/15/11.........................  $  1,117
     982    United Airlines, 7.19%, 4/1/11....       843
                                                --------
                                                   2,487
                                                --------
Utilities (1.9%):
     545    American Electric Power Co., Inc.,
              6.13%, 5/15/06..................       588
     100    Carolina Power and Light, 5.13%,
              9/15/13.........................       101
     375    Columbia Gas System, 6.80%,
              11/28/05........................       405
     200    Constellation Energy Group, 6.35%,
              4/1/07..........................       219
     350    Dominion Resources, Inc., 6.25%,
              6/30/12.........................       380
     400    DTE Energy Co., 6.65%, 4/15/09....       447
     500    Duke Energy, 4.20%, 10/1/08.......       503
   1,100    Exelon Corp., 6.75%, 5/1/11.......     1,231
   2,500    Hydro Quebec, 6.52%, 2/23/06......     2,725
     235    PSEG Power, 7.75%, 4/15/11........       277
                                                --------
                                                   6,876
                                                --------
  Total Corporate Bonds                           39,893
                                                --------
U.S. GOVERNMENT AGENCY SECURITIES (0.8%):
Fannie Mae (0.8%):
   1,000    7.13%, 6/15/10....................     1,177
   1,350    6.25%, 2/1/11.....................     1,495
                                                --------
  Total U.S. Government Agency Securities          2,672
                                                --------
U.S. GOVERNMENT AGENCY MORTGAGES (13.7%):
Fannie Mae (5.0%):
      72    8.15%, 4/25/06, Series 91-37,
              Class H.........................        75
   1,036    6.94%, 12/1/06, Pool #73798.......     1,131
      61    7.00%, 9/1/07, Pool #185265.......        65
     834    6.79%, 11/1/07, Pool #313832......       910
   1,224    6.53%, 12/1/07, Pool #375568......     1,345
     562    6.25%, 7/25/08, Series 93-135,
              Class PG........................       591
     396    8.30%, 10/25/08, Series 93-197,
              Class SC, IF*...................       413
     174    7.50%, 8/1/09, Pool #292020.......       186
     125    6.50%, 5/1/11, Pool #337195.......       133
   1,200    7.00%, 7/18/12, Series 97-42,
              Class PG........................     1,340
   1,000    5.00%, 9/25/12, Series 02-61,
              Class PC........................     1,009
     420    6.50%, 4/1/13, Pool #414513.......       445
     200    7.00%, 6/1/13, Pool #427488.......       214

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   942    6.50%, 6/25/13, Series 94-1, Class
              K...............................  $    982
     481    6.00%, 1/1/14, Pool #440777.......       506
     352    6.00%, 9/25/14, Series 01-71,
              Class QC........................       355
   1,388    5.50%, 3/15/15, Series 2368, Class
              OE..............................     1,440
     500    5.50%, 4/25/17, Series 02-18,
              Class PC........................       525
     300    6.00%, 4/25/17, Series 02-19,
              Class PE........................       320
     500    6.00%, 4/25/17, Series 02-24,
              Class AJ........................       534
     254    8.50%, 11/1/18, Pool #313280......       279
      94    8.50%, 1/25/20, Series 90-7, Class
              B...............................       102
   1,000    6.00%, 2/25/20, Series 02-7, Class
              QM..............................     1,043
      46    9.50%, 4/25/20, Series 90-35,
              Class E.........................        50
      94    7.00%, 7/25/20, Series 90-76,
              Class G.........................        96
     239    8.50%, 9/25/20, Series 90-106,
              Class J.........................       264
      49    8.00%, 7/25/21, Series 91-73,
              Class A.........................        54
     387    7.50%, 7/25/22, Series G92-35,
              Class E.........................       417
      99    7.50%, 10/25/22, Series 92-195,
              Class C.........................       107
     278    8.00%, 11/1/22, Pool #124555......       304
     550    5.00%, 6/25/23, Series 03-83,
              Class PG........................       537
     300    5.00%, 6/25/23, Series 03-55,
              Class CD........................       290
      47    8.00%, 6/1/24, Pool #270402.......        51
      31    8.00%, 6/1/24, Pool #250085.......        34
     109    9.00%, 8/1/24, Pool #250114.......       122
      33    7.00%, 7/1/25, Pool #317252.......        35
      90    6.50%, 2/1/26, Pool #337115.......        94
     123    7.00%, 3/1/26, Pool #365488.......       131
      94    7.00%, 5/1/26, Pool #346269.......       100
      47    7.50%, 5/1/26, Pool #344916.......        51
      55    7.50%, 11/1/26, Pool #363626......        59
     422    6.50%, 12/25/28, Series 98-66,
              Class B.........................       440
     650    5.75%, 6/25/33, Series 03-47,
              Class PE........................       619
                                                --------
                                                  17,798
                                                --------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac (7.2%):
 $     0    9.00%, 5/1/06, Pool #B0-0282......  $      0
      21    8.00%, 3/1/08, Pool #E45796.......        23
     500    6.00%, 3/15/09, Series 1708, Class
              E...............................       534
      35    9.00%, 8/1/09, Pool #279063.......        38
     251    8.00%, 10/1/10, Pool #G10518......       267
      83    7.00%, 1/1/12, Pool #E66116.......        88
     528    5.00%, 7/15/12, Series 2567, Class
              JM..............................       537
     179    6.50%, 3/1/13, Pool #E69466.......       189
     142    6.50%, 6/1/13, Pool #E00552.......       150
     152    7.00%, 6/1/13, Pool #E00554.......       163
   1,000    6.00%, 1/15/14, Series 2115, Class
              PE..............................     1,068
     644    6.00%, 4/1/14, Pool #E76469.......       676
     600    4.75%, 11/15/14, Series 2522,
              Class PB........................       611
     290    6.00%, 6/15/15, Series 2391, Class
              DK..............................       294
     638    5.00%, 1/15/16, Series 2501, Class
              AG..............................       651
     246    6.00%, 1/25/16, Series 02-31,
              Class PM........................       246
   1,000    6.00%, 12/15/16, Series 2394,
              Class MC........................     1,064
   1,000    6.00%, 1/15/17, Series 2405, Class
              JF..............................     1,063
     750    6.00%, 3/15/17, Series 2425, Class
              OB..............................       797
     474    4.00%, 5/15/18, Series 2643, Class
              KG..............................       485
     831    4.00%, 8/1/18, Pool #E01424
   1,000      6.00%, 8/15/19, Series 2388,           813
              Class AD........................     1,052
     243    6.00%, 1/15/20, Series 2423, Class
              KA..............................       247
     125    8.00%, 6/15/20, Series 50, Class
              I...............................       129
      60    8.50%, 6/15/21, Series 1087, Class
              I...............................        62
      54    6.00%, 9/15/21, Series 1136, Class
              H...............................        54
     339    8.00%, 4/15/22, Series 1254, Class
              N...............................       351
     489    6.50%, 11/1/22, Pool #G30234......       514
     692    6.50%, 11/15/22, Pool #1152.......       701
     823    7.15%, 1/15/23, Pool #1517-I......       842
     511    6.50%, 2/15/23, Series 1611, Class
              IA..............................       522

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    29    7.00%, 2/15/23, Series 1532, Class
              C...............................  $     30
     500    6.50%, 5/25/23, Series 32, Class
              PK..............................       523
     978    8.00%, 4/15/24, Series 1710, Class
              GH..............................     1,055
     460    8.00%, 4/25/24, Series 31, Class
              Z...............................       494
      44    8.00%, 4/1/25, Pool #C00401.......        48
      91    8.00%, 5/1/25, Pool #C80313.......        99
      35    6.50%, 2/1/26, Pool #D68616.......        37
     181    6.50%, 2/1/26, Pool #D68124.......       191
      55    7.00%, 2/1/26, Pool #D69343.......        59
      73    7.50%, 5/1/26, Pool #C00460.......        79
      55    8.50%, 7/1/26, Pool #C00472.......        60
     263    6.25%, 5/15/27, Series 2435, Class
              HC..............................       264
      59    7.50%, 8/1/27, Pool #C00542.......        63
     436    6.00%, 10/15/27, Series 2097,
              Class PX........................       446
     729    6.00%, 1/15/28, Series 2136, Class
              PE..............................       752
   1,117    6.50%, 10/15/28, Series 2438,
              Class NC........................     1,133
   1,592    8.00%, 11/15/28, Series 2097,
              Class PD........................     1,798
   1,083    6.50%, 7/15/30, Series 2388, Class
              BE..............................     1,106
     181    6.50%, 9/15/30, Series 2316, Class
              PB..............................       186
     325    6.50%, 1/15/31, Series 2456, Class
              CH..............................       337
     500    6.50%, 5/15/32, Series 2455, Class
              GK..............................       531
     300    6.50%, 6/15/32, Series 2457, Class
              PE..............................       313
     713    6.50%, 7/15/32, Series 02-31,
              Class JZ........................       739
     983    6.50%, 2/25/43, Series T-54, Class
              2A..............................     1,046
                                                --------
                                                  25,620
                                                --------
Government National Mortgage Assoc. (1.5%):
      18    7.50%, 8/15/07, Pool #329613......        20
      74    6.50%, 7/15/08, Pool #349693......        79
     427    7.00%, 7/15/08, Pool #348872......       459
      50    7.00%, 7/15/08, Pool #326444......        54
       9    6.50%, 3/15/09, Pool #367398......        10
     249    6.50%, 5/15/09, Pool #366779......       267

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 32

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   119    7.50%, 8/16/10, Series 00-13,
              Class VA........................  $    119
     150    5.50%, 4/20/11, Pool #2222........       157
       4    13.50%, 5/15/11, Pool #047241.....         4
     304    7.00%, 6/20/12, Series 99-24,
              Class VB........................       305
     616    6.50%, 9/15/13, Pool #468228......       656
       7    12.00%, 3/15/14, Pool #109220.....         8
       3    13.50%, 9/15/14, Pool #119582.....         4
     479    6.50%, 9/20/14, Series 99-24,
              Class VK........................       484
       7    8.00%, 4/15/17, Pool #192100......         8
      16    10.00%, 7/15/18, Pool #248404.....        18
       3    8.00%, 5/15/22, Pool #329176......         3
     195    8.50%, 6/15/22, Pool #323423......       215
     152    8.50%, 12/15/22, Pool #780708.....       169
      22    6.50%, 1/15/24, Pool #376656......        23
      55    7.00%, 4/15/24, Pool #355120......        59
      20    8.00%, 4/15/24, Pool #376038......        22
      40    8.00%, 8/15/24, Pool #394024......        44
      78    7.50%, 6/15/25, Pool #401860......        84
     169    7.00%, 8/15/25, Pool #413007......       181
     309    8.50%, 9/20/25, Pool #412336......       338
     276    5.00%, 10/20/25, Series 02-69,
              Class BH........................       278
     240    6.50%, 4/15/26, Pool #424185......       253
     133    6.50%, 4/15/26, Pool #416192......       141
     177    7.00%, 5/15/26, Pool #375344......       190
      34    7.50%, 5/15/26, Pool #375345......        36
      77    7.50%, 5/15/26, Pool #408313......        83
      23    8.00%, 5/15/26, Pool #426783......        25
      21    8.50%, 1/15/27, Pool #432266......        22
     111    8.00%, 9/15/27, Pool #451932......       121
     161    6.50%, 3/15/28, Pool #430634......       170
     130    8.00%, 7/20/28, Pool #2619........       140
                                                --------
                                                   5,249
                                                --------
  Total U.S. Government Agency Mortgages          48,667
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. TREASURY OBLIGATIONS (10.6%):
U.S. Treasury Bonds (3.1%):
 $ 4,000    10.38%, 11/15/12..................  $  5,105
   4,700    7.25%, 5/15/16....................     5,864
                                                --------
                                                  10,969
                                                --------
U.S. Treasury Inflation Protected Bonds (1.2%):
   3,200    3.88%, 1/15/09....................     4,077
                                                --------
U.S. Treasury Notes (3.9%):
  11,000    6.50%, 8/15/05....................    11,871
   2,000    6.50%, 2/15/10....................     2,325
                                                --------
                                                  14,196
                                                --------
U.S. Treasury STRIPS (2.4%):
   2,500    5/15/10...........................     1,964
  11,000    5/15/15...........................     6,393
                                                --------
                                                   8,357
                                                --------
  Total U.S. Treasury Obligations                 37,599
                                                --------
INVESTMENT COMPANIES (0.6%):
   2,205    One Group Prime Money Market Fund,
              Class I (d).....................     2,205
                                                --------
  Total Investment Companies                       2,205
                                                --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (12.6%):
 $44,554    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............    44,554
                                                --------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               44,554
                                                --------
Total (Cost $349,408) (a)                       $398,152
                                                ========

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

------------
Percentages indicated are based on net assets of $354,140.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $57,030
                   Unrealized depreciation......................   (8,286)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $48,744
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d) Investment in affiliate.

 * The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

Amounts shown as 0 rounded to less than 1,000.

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index. See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 34

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS (99.8%):
Commercial Services (0.6%):
      14    Deluxe Corp. ..................  $      583
      39    Equifax, Inc. .................         950
      53    McGraw-Hill Cos., Inc. ........       3,736
      31    Monster Worldwide, Inc. (b)....         691
      41    Moody's Corp. .................       2,513
      53    Omnicom Group, Inc. ...........       4,626
      32    R.R. Donnelley & Sons Co. .....         955
      48    Robert Half International, Inc.
              (b)..........................       1,114
      40    Sabre Group Holdings, Inc. ....         864
                                             ----------
                                                 16,032
                                             ----------
Communications (3.3%):
      87    Alltel Corp. ..................       4,054
     757    AT&T Wireless Services, Inc.
              (b)..........................       6,048
     515    BellSouth Corp. ...............      14,585
      40    CenturyTel, Inc. ..............       1,312
      79    Citizens Communications Co.
              (b)..........................         985
     307    Nextel Communications, Inc.,
              Class A (b)..................       8,604
     493    Qwest Communications
              International, Inc. (b)......       2,130
     923    SBC Communications, Inc. ......      24,069
     252    Sprint Corp., FON Group........       4,139
     289    Sprint Corp., PCS Group (b)....       1,622
     770    Verizon Communications.........      27,015
                                             ----------
                                                 94,563
                                             ----------
Consumer Durables (1.6%):
      22    Black & Decker Corp. ..........       1,069
      26    Brunswick Corp. ...............         812
      17    Centex Corp. ..................       1,866
      21    Cooper Tire & Rubber Co. ......         440
      80    Eastman Kodak Co. .............       2,051
      83    Electronic Arts, Inc. (b)......       3,969
     511    Ford Motor Co. ................       8,170
      41    Fortune Brands, Inc. ..........       2,908
     156    General Motors Corp. ..........       8,351
      49    Goodyear Tire & Rubber Co.
              (b)..........................         384
      84    Harley-Davidson, Inc. .........       4,016
      49    Hasbro, Inc. ..................       1,035
      13    KB Home........................         937
      54    Leggett & Platt, Inc. .........       1,158
     120    Mattel, Inc. ..................       2,310
      22    Maytag Corp. ..................         610
      77    Newell Rubbermaid, Inc. .......       1,742
      17    Pulte Corp. ...................       1,620
      16    Snap-On, Inc. .................         524
      23    Stanley Works..................         856

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Durables, continued:
      16    Tupperware Corp. ..............  $      283
      19    Whirlpool Corp. ...............       1,411
                                             ----------
                                                 46,522
                                             ----------
Consumer Non-Durables (7.8%):
      10    Adolph Coors Co., Class B......         569
      16    Alberto-Culver Co., Class B....       1,034
     566    Altria Group, Inc. ............      30,824
      19    American Greetings Corp., Class
              A (b)........................         405
     227    Anheuser-Busch Co., Inc. ......      11,969
      66    Avon Products, Inc. ...........       4,451
      17    Brown-Forman Corp., Class B....       1,581
     114    Campbell Soup Co. .............       3,067
      48    Cintas Corp. ..................       2,387
      59    Clorox Co. ....................       2,858
     684    Coca-Cola Co. (c)..............      34,694
     127    Coca-Cola Enterprises, Inc. ...       2,774
     150    Colgate Palmolive Co. .........       7,498
     150    ConAgra Foods, Inc. ...........       3,951
     104    General Mills, Inc. ...........       4,717
     282    Gillette Co. ..................      10,363
      98    H.J. Heinz Co. ................       3,575
      36    Hershey Foods Corp. ...........       2,794
      26    International Flavors &
              Fragrances, Inc. ............         912
      35    Jones Apparel Group, Inc. .....       1,241
     114    Kellogg Co. ...................       4,334
     141    Kimberly-Clark Corp. ..........       8,312
      30    Liz Claiborne, Inc. ...........       1,079
      39    McCormick & Co., Inc. .........       1,165
      73    Nike, Inc., Class B............       5,010
      73    Pepsi Bottling Group, Inc. ....       1,772
     479    PepsiCo, Inc. .................      22,319
     362    Procter & Gamble Co. ..........      36,118
      16    Reebok International Ltd. .....         646
      24    RJ Reynolds Tobacco Holdings,
              Inc. ........................       1,372
     220    Sara Lee Corp. ................       4,785
      30    V.F. Corp. ....................       1,303
      63    Wm. Wrigley Jr. Co. ...........       3,523
                                             ----------
                                                223,402
                                             ----------
Consumer Services (5.9%):
      49    Apollo Group, Inc., Class A
              (b)..........................       3,344
     176    Carnival Corp. ................       6,979
     283    Cendant Corp. .................       6,292
     172    Clear Channel Communications,
              Inc. ........................       8,039
     628    Comcast Corp., Class A (b).....      20,632

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
      46    Darden Restaurants, Inc. ......  $      967
      23    Dow Jones & Co., Inc. .........       1,134
     180    eBay, Inc. (b).................      11,635
      76    Gannett Co., Inc. .............       6,740
      50    H & R Block, Inc. .............       2,753
      31    Harrah's Entertainment,
              Inc. ........................       1,533
     106    Hilton Hotels Corp. ...........       1,812
      97    International Game
              Technologies.................       3,447
     116    Interpublic Group of Cos., Inc.
              (b)..........................       1,804
      22    Knight-Ridder, Inc. ...........       1,724
      64    Marriott International, Inc.,
              Class A......................       2,979
     354    McDonald's Corp. ..............       8,788
      14    Meredith Corp. ................         683
      42    New York Times Co., Class A....       1,985
     109    Starbucks Corp. (b)............       3,605
      56    Starwood Hotels & Resorts
              Worldwide, Inc. .............       2,029
   1,261    Time Warner, Inc. (b)..........      22,684
      87    Tribune Co. ...................       4,493
      90    Univision Communications, Inc.
              (b)..........................       3,569
     488    Viacom, Inc., Class B..........      21,648
     570    Walt Disney Co. ...............      13,307
      32    Wendy's International, Inc. ...       1,247
      82    Yum! Brands, Inc. (b)..........       2,822
                                             ----------
                                                168,674
                                             ----------
Distribution Services (0.8%):
      31    AmerisourceBergen Corp. .......       1,752
     121    Cardinal Health, Inc. .........       7,384
      49    Genuine Parts Co. .............       1,611
      81    McKesson Corp. ................       2,613
      37    SuperValu, Inc. ...............       1,069
     180    Sysco Corp. ...................       6,719
      25    W.W. Grainger, Inc. ...........       1,206
                                             ----------
                                                 22,354
                                             ----------
Electronic Technology (10.3%):
     224    ADC Telecommunications, Inc.
              (b)..........................         666
      97    Advanced Micro Devices, Inc.
              (b)..........................       1,448
     133    Agilent Technologies, Inc.
              (b)..........................       3,877
     106    Altera Corp. (b)...............       2,398
     102    Analog Devices, Inc. ..........       4,676
      43    Andrew Corp. (b)...............         493
     101    Apple Computer, Inc. (b).......       2,160
     464    Applied Materials, Inc. (b)....      10,412
      86    Applied Micro Circuits Corp.
              (b)..........................         512
     116    Avaya, Inc. (b)................       1,504

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
      33    B. F. Goodrich Co. ............  $      974
     235    Boeing Co. ....................       9,886
      84    Broadcom Corp., Class A (b)....       2,879
     132    CIENA Corp. (b)................         877
   1,925    Cisco Systems, Inc. (b)........      46,760
      54    Comverse Technology, Inc.
              (b)..........................         946
     371    Corning, Inc. (b)..............       3,868
     670    EMC Corp. (b)..................       8,658
      90    Gateway, Inc. (b)..............         416
      55    General Dynamics Corp. ........       4,984
     850    Hewlett-Packard Co. ...........      19,531
   1,822    Intel Corp. ...................      58,654
      56    Jabil Circuit, Inc. (b)........       1,576
     400    JDS Uniphase Corp. (b).........       1,461
      54    KLA-Tencor Corp. (b)...........       3,186
      36    Lexmark International, Inc.,
              Class A (b)..................       2,817
      87    Linear Technology Corp. .......       3,665
     126    Lockheed Martin Corp. .........       6,463
     106    LSI Logic Corp. (b)............         937
   1,169    Lucent Technologies, Inc.
              (b)..........................       3,321
      92    Maxim Integrated Products,
              Inc. ........................       4,563
     170    Micron Technology, Inc. (b)....       2,294
     649    Motorola, Inc. ................       9,133
      52    National Semiconductor Corp.
              (b)..........................       2,037
      26    NCR Corp. (b)..................       1,024
      96    Network Appliance, Inc. (b)....       1,975
      51    Northrop Grumman Corp. ........       4,882
      42    Novellus Systems, Inc. (b).....       1,786
      45    NVIDIA Corp. (b)...............       1,051
      48    PMC -- Sierra, Inc. (b)........         971
      26    Qlogic Corp. (b)...............       1,359
     223    Qualcomm, Inc. ................      12,032
     116    Raytheon Co. ..................       3,487
      49    Rockwell Collins...............       1,482
      52    Rockwell International
              Corp. .......................       1,851
     144    Sanmina Corp. (b)..............       1,819
      42    Scientific Atlanta, Inc. ......       1,156
     233    Solectron Corp. (b)............       1,378
     911    Sun Microsystems, Inc. (b).....       4,090
      64    Symbol Technologies, Inc. .....       1,086
      24    Tektronix, Inc. ...............         745
     116    Tellabs, Inc. (b)..............         981
      53    Teradyne, Inc. (b).............       1,358
     483    Texas Instruments, Inc. .......      14,179
      45    Thermo Electron Corp. (b)......       1,144
      34    Waters Corp. (b)...............       1,123
     221    Xerox Corp. (b)................       3,047

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 36

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
      95    Xilinx, Inc. (b)...............  $    3,698
                                             ----------
                                                295,736
                                             ----------
Energy Minerals (5.0%):
      25    Amerada Hess Corp. ............       1,333
      70    Anadarko Petroleum Corp. ......       3,569
      45    Apache Corp. ..................       3,665
      19    Ashland, Inc. .................         843
      55    Burlington Resources, Inc. ....       3,068
     298    ChevronTexaco Corp. (c)........      25,752
     190    ConocoPhillips.................      12,448
      65    Devon Energy Corp. ............       3,713
      32    EOG Resources, Inc. ...........       1,482
   1,843    Exxon Mobil Corp. (c)..........      75,571
      28    Kerr-McGee Corp. ..............       1,307
      87    Marathon Oil Corp. ............       2,863
     107    Occidental Petroleum Corp. ....       4,536
      22    Sunoco, Inc. ..................       1,102
      72    Unocal Corp. ..................       2,660
                                             ----------
                                                143,912
                                             ----------
Finance (20.5%):
      78    ACE Ltd. ......................       3,223
     143    AFLAC, Inc. ...................       5,174
     196    Allstate Corp. ................       8,440
      30    AMBAC Financial Group, Inc. ...       2,068
     359    American Express Co. ..........      17,300
     727    American International Group,
              Inc. ........................      48,202
      98    AmSouth Bancorp................       2,399
      87    Aon Corp. .....................       2,094
      26    Apartment Investment &
              Management Co. ..............         906
     414    Bank of America Corp. .........      33,325
     216    Bank of New York Co., Inc. ....       7,145
     312    Bank One Corp. (d).............      14,212
     152    BB&T Corp. ....................       5,890
      27    Bear Stearns Cos., Inc. .......       2,185
      64    Capital One Financial Corp. ...       3,947
     378    Charles Schwab Corp. ..........       4,479
      62    Charter One Financial, Inc. ...       2,145
      52    Chubb Corp. ...................       3,566
      45    Cincinnati Financial Corp. ....       1,874
   1,439    Citigroup, Inc. ...............      69,826
      49    Comerica, Inc. ................       2,741
      51    Countrywide Financial Corp. ...       3,894
     111    Equity Office Properties
              Trust........................       3,194
      77    Equity Residential Properties
              Trust........................       2,267
     271    Fannie Mae.....................      20,338
      30    Federated Investors, Inc. .....         890

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finance, continued:
     159    Fifth Third Bancorp............  $    9,378
      35    First Tennessee National
              Corp. .......................       1,543
     294    FleetBoston Financial Corp. ...      12,836
      70    Franklin Resources, Inc. ......       3,644
     194    Freddie Mac....................      11,314
      42    Golden West Financial Corp. ...       4,372
     132    Goldman Sachs Group, Inc. .....      13,036
      79    Hartford Financial Services
              Group, Inc. .................       4,657
      64    Huntington Bancshares, Inc. ...       1,436
      67    Janus Capital Group, Inc. .....       1,101
      39    Jefferson-Pilot Corp. .........       1,992
      81    John Hancock Financial
              Services, Inc. ..............       3,025
     569    J.P. Morgan Chase & Co. .......      20,898
     117    KeyCorp........................       3,427
      76    Lehman Brothers Holdings,
              Inc. ........................       5,847
      50    Lincoln National Corp. ........       2,004
      52    Loews Corp. ...................       2,557
     148    Marsh & McLennan Cos...........       7,081
      63    Marshall & Ilsley Corp. .......       2,415
      40    MBIA, Inc. ....................       2,381
     356    MBNA Corp. ....................       8,854
     120    Mellon Financial Corp. ........       3,852
     264    Merrill Lynch & Co., Inc. .....      15,461
     212    MetLife, Inc. .................       7,137
      27    MGIC Investment Corp. .........       1,563
     302    Morgan Stanley Dean Witter &
              Co. .........................      17,478
     170    National City Corp. ...........       5,754
      42    North Fork Bancorp, Inc. ......       1,712
      61    Northern Trust Corp. ..........       2,852
      51    Plum Creek Timber Co, Inc. ....       1,554
      77    PNC Financial Services Group...       4,232
      90    Principal Financial Group......       2,978
      60    Progressive Corp. .............       5,035
      50    ProLogis.......................       1,610
      81    Providian Financial Corp.
              (b)..........................         942
     151    Prudential Financial, Inc. ....       6,296
      62    Regions Financial Corp. .......       2,305
      18    Ryder Systems, Inc. ...........         611
      39    SAFECO Corp. ..................       1,504
      53    Simon Property Group, Inc. ....       2,472
     126    SLM Corp. .....................       4,737
      93    Southtrust Corp. ..............       3,029
      64    St. Paul Co., Inc. ............       2,523
      93    State Street Corp. ............       4,854
      79    SunTrust Banks, Inc. ..........       5,613
      84    Synovus Financial Corp. .......       2,434
      35    T. Rowe Price Group, Inc. .....       1,646

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finance, continued:
      32    Torchmark Corp. ...............  $    1,437
     280    Travelers Property Casualty
              Corp. Class B................       4,755
     538    U.S. Bancorp...................      16,017
      53    Union Planters Corp. ..........       1,656
      83    UnumProvident Corp. ...........       1,302
     369    Wachovia Corp. ................      17,198
     251    Washington Mutual, Inc. .......      10,062
     472    Wells Fargo & Co. .............      27,787
      38    XL Capital, Ltd., Class A......       2,969
      25    Zions Bancorp..................       1,537
                                             ----------
                                                590,426
                                             ----------
Health Services (1.3%):
      43    Aetna, Inc. ...................       2,875
      39    Anthem, Inc. (b)...............       2,892
      39    Cigna Corp. ...................       2,253
      22    Express Scripts, Inc., Class A
              (b)..........................       1,455
     138    HCA-The Healthcare Corp. ......       5,937
      67    Health Management Associates,
              Inc., Class A................       1,605
      45    Humana, Inc. (b)...............       1,026
      67    IMS Health, Inc. ..............       1,660
      25    Manor Care, Inc. ..............         859
      29    Quest Diagnostics, Inc. (b)....       2,119
     130    Tenet Healthcare Corp. (b).....       2,080
     164    UnitedHealth Group, Inc. ......       9,519
      42    Wellpoint Health Networks,
              Inc., Class A (b)............       4,109
                                             ----------
                                                 38,389
                                             ----------
Health Technology (11.6%):
     436    Abbott Laboratories............      20,316
      36    Allergan, Inc. ................       2,794
     360    Amgen, Inc. (b)................      22,231
      58    Applera Corp.- Applied
              Biosystems Group.............       1,201
      15    Bausch & Lomb, Inc. ...........         759
     170    Baxter International, Inc. ....       5,194
      71    Becton, Dickinson & Co. .......       2,913
      91    Biogen Idec, Inc. (b)..........       3,360
      71    Biomet, Inc. ..................       2,596
     228    Boston Scientific Corp. (b)....       8,397
     541    Bristol-Myers Squibb Co. ......      15,467
      14    C.R. Bard, Inc. ...............       1,175
      52    Chiron Corp. (b)...............       2,983
     313    Eli Lilly & Co. ...............      22,023
     102    Forest Laboratories, Inc.
              (b)..........................       6,301
      63    Genzyme Corp. (b)..............       3,084
      87    Guidant Corp. .................       5,221

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
     828    Johnson & Johnson..............  $   42,759
      67    King Pharmaceuticals, Inc.
              (b)..........................       1,026
      75    Medco Health Solutions, Inc.
              (b)..........................       2,562
      69    MedImmune, Inc. (b)............       1,753
     338    Medtronic, Inc. ...............      16,430
     620    Merck & Co., Inc. .............      28,665
      14    Millipore Corp. (b)............         586
      35    Pall Corp. ....................         935
      35    PerkinElmer, Inc. .............         604
   2,128    Pfizer, Inc. ..................      75,187
     410    Schering-Plough Corp. .........       7,126
      48    St. Jude Medical, Inc. (b).....       2,952
      56    Stryker Corp. .................       4,729
      30    Watson Pharmaceuticals, Inc.
              (b)..........................       1,385
     371    Wyeth..........................      15,765
      67    Zimmer Holdings, Inc. (b)......       4,747
                                             ----------
                                                333,226
                                             ----------
Industrial Services (1.1%):
      89    Allied Waste Industries, Inc.
              (b)..........................       1,239
      93    Baker Hughes, Inc. ............       3,003
      44    BJ Services Co. (b)............       1,585
     170    El Paso Corp. .................       1,389
      23    Fluor Corp. ...................         907
     122    Halliburton Co. ...............       3,176
      41    Nabors Industries Ltd. (b).....       1,696
      37    Noble Corp. (b)................       1,335
      26    Rowan Cos., Inc. (b)...........         608
     163    Schlumberger Ltd. .............       8,933
      89    Transocean Sedco Forex, Inc.
              (b)..........................       2,142
     162    Waste Management, Inc. ........       4,808
     145    Williams Cos., Inc. ...........       1,419
                                             ----------
                                                 32,240
                                             ----------
Non-Energy Minerals (1.0%):
     241    Alcoa, Inc. ...................       9,169
      22    Allegheny Technologies,
              Inc. ........................         297
      30    Louisiana-Pacific Corp. (b)....         528
     120    Newmont Mining Corp. ..........       5,857
      22    Nucor Corp. ...................       1,223
      25    Phelps Dodge Corp. (b).........       1,896
      29    United States Steel Corp. .....       1,009
      46    UST, Inc. .....................       1,651
      28    Vulcan Materials Co. ..........       1,349
      61    Weyerhaeuser Co. ..............       3,923
      24    Worthington Industries,
              Inc. ........................         433
                                             ----------
                                                 27,335
                                             ----------
Process Industries (2.2%):
      63    Air Products and Chemicals,
              Inc. ........................       3,348
     180    Archer-Daniels-Midland Co. ....       2,745

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 38

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
      16    Ball Corp. ....................  $      936
      15    Bemis Co., Inc. ...............         741
      24    Boise Cascade Corp. ...........         792
     257    Dow Chemical Co. ..............      10,671
     278    Du Pont (EI) de Nemours &
              Co. .........................      12,755
      22    Eastman Chemical Co. ..........         853
      72    Ecolab, Inc. ..................       1,967
      35    Engelhard Corp. ...............       1,048
      51    Freeport-McMoRan Copper & Gold,
              Inc., Class B................       2,144
      71    Georgia-Pacific Corp. .........       2,173
      14    Great Lakes Chemical Corp. ....         384
      31    Hercules, Inc. (b).............         377
     134    International Paper Co. .......       5,776
      56    Meadwestvaco Corp. ............       1,664
      73    Monsanto Co. ..................       2,103
      44    Pactiv Corp. (b)...............       1,048
      47    PPG Industries, Inc. ..........       3,034
      91    Praxair, Inc. .................       3,464
      62    Rohm & Haas Co. ...............       2,652
      24    Sealed Air Corp. (b)...........       1,283
      19    Sigma-Aldrich Corp. ...........       1,106
      15    Temple-Inland, Inc. ...........         948
                                             ----------
                                                 64,012
                                             ----------
Producer Manufacturing (7.3%):
      20    American Standard Cos., Inc.
              (b)..........................       2,044
      31    Avery Dennison Corp. ..........       1,726
      97    Caterpillar, Inc. .............       8,039
      26    Cooper Industries Ltd., Class
              A............................       1,508
      17    Crane Co. .....................         509
      12    Cummins, Inc. .................         577
      41    Dana Corp. ....................         760
      43    Danaher Corp. .................       3,929
      67    Deere & Co. ...................       4,354
     156    Delphi Automotive Systems
              Corp. .......................       1,595
      56    Dover Corp. ...................       2,245
      21    Eaton Corp. ...................       2,288
     117    Emerson Electric Co. ..........       7,598
   2,800    General Electric Co. (c).......      86,745
     240    Honeywell International,
              Inc. ........................       8,036
      86    Illinois Tool Works, Inc. .....       7,210
      48    Ingersoll-Rand Co. ............       3,284
      26    ITT Industries, Inc. ..........       1,909
      25    Johnson Controls, Inc. ........       2,925
     129    Masco Corp. ...................       3,540
     219    Minnesota Mining &
              Manufacturing Co. ...........      18,612
      53    Molex, Inc. ...................       1,852
      19    Navistar International Corp.
              (b)..........................         917

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
      33    Paccar, Inc. ..................  $    2,770
      33    Parker-Hannifin Corp. .........       1,967
      65    Pitney Bowes, Inc. ............       2,646
      23    Power-One, Inc. (b)............         251
      38    Textron, Inc. .................       2,164
      16    Thomas & Betts Corp. ..........         373
     557    Tyco International Ltd. .......      14,773
     131    United Technologies Corp. .....      12,436
      36    Visteon Corp. .................         380
                                             ----------
                                                209,962
                                             ----------
Retail Trade (6.7%):
     102    Albertson's, Inc. .............       2,318
      77    AutoNation, Inc. (b)...........       1,409
      25    AutoZone, Inc. (b).............       2,109
      83    Bed Bath & Beyond, Inc. (b)....       3,580
      90    Best Buy Co., Inc. ............       4,715
      33    Big Lots, Inc. (b).............         463
      58    Circuit City Stores, Inc. .....         592
     128    Costco Wholesale Corp. (b).....       4,746
     110    CVS Corp. .....................       3,978
      23    Dillard's, Inc., Class A.......         382
      94    Dollar General Corp. ..........       1,973
      48    Family Dollar Stores, Inc. ....       1,725
      50    Federated Department Stores,
              Inc. ........................       2,376
     250    Gap, Inc. .....................       5,798
     634    Home Depot, Inc. ..............      22,517
      76    J.C. Penney, Inc. .............       2,001
      95    Kohl's Corp. (b)...............       4,261
     208    Kroger Co. (b).................       3,846
     144    Limited Brands, Inc. ..........       2,598
     219    Lowe's Cos., Inc. .............      12,146
      80    May Department Stores Co. .....       2,339
      38    Nordstrom, Inc. ...............       1,315
      87    Office Depot, Inc. (b).........       1,459
      46    RadioShack Corp. ..............       1,404
     123    Safeway, Inc. (b)..............       2,702
      71    Sears Roebuck & Co. ...........       3,220
      41    Sherwin-Williams Co. ..........       1,412
     138    Staples, Inc. (b)..............       3,770
     254    Target Corp. ..................       9,760
      41    Tiffany & Co. .................       1,848
     140    TJX Cos., Inc. ................       3,095
      60    Toys "R" Us, Inc. (b)..........         752
   1,207    Wal-Mart Stores, Inc. .........      64,023
     286    Walgreen Co. ..................      10,401
      39    Winn-Dixie Stores, Inc. .......         393
                                             ----------
                                                191,426
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology Services (8.5%):
      65    Adobe Systems, Inc. ...........  $    2,565
      55    American Power Conversion
              Corp. .......................       1,354
     220    AT&T Corp. ....................       4,471
      31    Autodesk, Inc. ................         765
     166    Automatic Data Processing,
              Inc. ........................       6,566
      63    BMC Software, Inc. (b).........       1,177
      46    Citrix System, Inc. (b)........         971
     161    Computer Associates
              International, Inc. .........       4,415
      52    Computer Sciences Corp. (b)....       2,310
     107    Compuware Corp. (b)............         647
     130    Concord EFS, Inc. (b)..........       1,925
      40    Convergys Corp. (b)............         696
     714    Dell, Inc. (b).................      24,248
     134    Electronic Data Systems
              Corp. .......................       3,287
     203    First Data Corp. ..............       8,351
      54    Fiserv, Inc. (b)...............       2,135
     480    International Business Machines
              Corp. .......................      44,464
      55    Intuit, Inc. (b)...............       2,929
      25    Mercury Interactive Corp.
              (b)..........................       1,221
   3,015    Microsoft Corp. ...............      83,038
     104    Novell, Inc. (b)...............       1,095
   1,458    Oracle Corp. (b)...............      19,239
      74    Parametric Technology Corp.
              (b)..........................         293
     105    Paychex, Inc. .................       3,911
     105    PeopleSoft, Inc. (b)...........       2,384
     138    Siebel Systems, Inc. (b).......       1,918
      80    SunGard Data Systems, Inc.
              (b)..........................       2,220
      86    Symantec Corp. (b).............       2,977
      92    Unisys Corp. (b)...............       1,368
     119    Veritas Software Corp. (b).....       4,431
     183    Yahoo, Inc. (b)................       8,280
                                             ----------
                                                245,651
                                             ----------
Transportation (1.6%):
     104    Burlington Northern Santa Fe
              Corp. .......................       3,349
      60    CSX Corp. .....................       2,145
      34    Delta Airlines, Inc. ..........         407
      83    FedEx Corp. ...................       5,615
     109    Norfolk Southern Corp. ........       2,575
     220    Southwest Airlines Co. ........       3,543
      71    Union Pacific Corp. ...........       4,944
     314    United Parcel Service, Inc.,
              Class B......................      23,371
                                             ----------
                                                 45,949
                                             ----------
Utilities (2.7%):
     174    AES Corp. (b)..................       1,639

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      35    Allegheny Energy, Inc. (b).....  $      452
      45    Ameren Corp. ..................       2,083
     110    American Electric Power Co.,
              Inc. ........................       3,361
     115    Calpine Corp. (b)..............         554
      85    Centerpoint Energy, Inc. ......         827
      50    Cinergy Corp. .................       1,927
      45    CMS Energy Corp. (b)...........         383
      63    Consolidated Edison, Inc. .....       2,704
      47    Constellation Energy Group,
              Inc. ........................       1,827
      90    Dominion Resources, Inc. ......       5,774
      47    DTE Energy Co. ................       1,849
     253    Duke Energy Corp. .............       5,175
     105    Dynegy, Inc. (b)...............         450
      91    Edison International, Inc.
              (b)..........................       1,992
      64    Entergy Corp. .................       3,645
      91    Exelon Corp. ..................       6,053
      92    First Energy Corp. ............       3,238
      51    FPL Group, Inc. ...............       3,356
      44    Keyspan Corp. .................       1,632
      34    Kinder Morgan, Inc. ...........       2,031
      12    NICOR, Inc. ...................         418
      73    NiSource, Inc. ................       1,606
      10    Peoples Energy Corp. ..........         431
     116    PG&E Corp. (b).................       3,212
      25    Pinnacle West Capital Corp. ...       1,019
      49    PPL Corp. .....................       2,163
      68    Progress Energy, Inc. .........       3,093
      66    Public Service Enterprise
              Group, Inc. .................       2,872
      63    Sempra Energy..................       1,896
     204    Southern Co. ..................       6,178
      52    TECO Energy, Inc. .............         755
      90    TXU Corp. .....................       2,142
     111    XCEL Energy, Inc. .............       1,888
                                             ----------
                                                 78,625
                                             ----------
  Total Common Stocks                         2,868,436
                                             ----------
U.S. TREASURY OBLIGATIONS (0.0%):
U.S. Treasury Bills (0.0%):
$  1,400    1/22/04 (c)....................       1,399
                                             ----------
  Total U.S. Treasury Obligations                 1,399
                                             ----------
INVESTMENT COMPANIES (0.5%):
  13,569    One Group Prime Money Market
              Fund, Class I (d)............      13,569
                                             ----------
  Total Investment Companies                     13,569
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 40

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (6.6%):
$190,545    Pool of various securities for
              One Group Equity Funds --
              footnote 2 (Securities
              Lending).....................  $  190,545
                                             ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending             190,545
                                             ----------
Total (Cost $2,080,547) (a)                  $3,073,949
                                             ==========

------------
Percentages indicated are based on net assets of $2,875,907.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 1,230,756
                   Unrealized depreciation......................     (237,354)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $   993,402
                                                                  ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (97.1%):
Commercial Services (3.1%):
       5    AAR Corp. (b).....................  $     78
       7    ABM Industries, Inc. .............       129
       4    Administaff, Inc. (b).............        73
       6    Advent Software, Inc. (b).........        96
       4    Advo, Inc. .......................       137
       1    Angelica Corp. ...................        22
       4    Banta Corp. ......................       175
       3    Barra, Inc. ......................       101
       5    Bowne & Co., Inc. ................        68
       7    Brinks Co. .......................       169
       3    CDI Corp. ........................        95
       2    Consolidated Graphics, Inc. (b)...        67
       7    Copart, Inc. (b)..................       114
      10    Dun & Bradstreet Corp. (b)........       524
      15    Factset Research Systems, Inc. ...       569
      14    Fair Issac & Co., Inc. ...........       669
       3    G & K Services, Inc., Class A.....       115
       3    Global Imaging Systems, Inc.
              (b).............................        99
      19    Harte-Hanks, Inc. ................       417
       3    Heidrick & Struggles
              International, Inc. (b).........        63
       2    Insurance Auto Auctions, Inc.
              (b).............................        20
      14    John H. Harland Co. ..............       394
       6    Kelly Services, Inc., Class A.....       159
       6    Korn/Ferry International (b)......        76
      18    Kroll, Inc. (b)...................       470
       7    Labor Ready, Inc. (b).............        85
       1    Manpower, Inc. ...................        40
       3    Maximus, Inc. (b).................       105
       2    Memberworks, Inc. (b).............        50
       4    Metro One Telecommunications, Inc.
              (b).............................        10
       5    Nautilus Group, Inc. .............        72
       2    New England Business Services,
              Inc. ...........................        57
       4    On Assignment, Inc. (b)...........        22
      10    PRG-Schultz International, Inc.
              (b).............................        47
      11    SEI Investments Co. ..............       328
       3    SOURCECORP, Inc. (b)..............        67
       9    Spherion Corp. (b)................        87
       4    Standard Register Co. ............        71
       2    Startek, Inc. ....................        87
      17    Sylvan Learning Systems, Inc.
              (b).............................       485
       9    Triarc Cos., Inc. ................        99
      19    Valassis Communications, Inc.
              (b).............................       552
       2    Volt Information Sciences, Inc.
              (b).............................        52
       5    Watson Wyatt & Co. (b)............       127
                                                --------
                                                   7,342
                                                --------
Communications (0.5%):
       3    Boston Communications Group (b)...        29

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Communications, continued:
      38    Cincinnati Bell, Inc. (b).........  $    191
      10    General Communication, Inc. (b)...        90
       3    Intrado, Inc. (b).................        55
       9    Price Communications Corp. (b)....       123
       9    Telephone & Data Systems, Inc. ...       592
                                                --------
                                                   1,080
                                                --------
Consumer Durables (4.8%):
       3    Action Performance Cos., Inc. ....        52
       4    Applica, Inc. ....................        28
       4    Arctic Cat, Inc. .................        87
       3    Bandag, Inc. .....................       132
       3    Barnes Group, Inc. ...............        92
       2    Bassett Furniture Industries,
              Inc. ...........................        29
       9    Briggs & Stratton Corp. ..........       594
      10    Callaway Golf Co. ................       161
       7    Champion Enterprises, Inc. (b)....        52
       1    Clarcor, Inc. ....................        56
       2    Coachmen Industries, Inc. ........        44
       4    Concord Camera Corp. (b)..........        41
       2    Cross (A.T.) Co., Class A (b).....        14
      33    D.R. Horton, Inc. ................     1,439
       2    Department 56, Inc. (b)...........        26
       2    Enesco Group, Inc. (b)............        16
       4    Fedders Corp. ....................        29
       5    Fleetwood Enterprises, Inc. (b)...        55
      18    Furniture Brands International,
              Inc. ...........................       539
       9    Gentex Corp. .....................       388
       8    Harman International Industries,
              Inc. ...........................       574
       8    Hovnanian Enterprises Inc., Class
              A (b)...........................       671
       2    Huffy Corp. (b)...................         8
       4    Jakks Pacific, Inc. (b)...........        54
       4    K2, Inc. (b)......................        64
      13    Lennar Corp. .....................     1,280
       0    Lennar Corp., Class B.............         0
       2    Libbey, Inc. .....................        65
       9    MDC Holdings, Inc. ...............       562
       2    Meade Instruments Corp. (b).......         7
       8    Midway Games, Inc. (b)............        29
      16    Mohawk Industries, Inc. (b).......     1,143
       4    Monaco Coach Corp. (b)............        87
       1    National Presto Industries,
              Inc. ...........................        38
       0    NVR, Inc. (b).....................       143
       4    Polaris Industries, Inc. .........       368
       3    Russ Berrie & Co., Inc. ..........       104
       5    Ryland Group, Inc. ...............       409
       1    Salton, Inc. (b)..................        18
       1    Skyline Corp. ....................        44
       2    Standard Motor Products, Inc. ....        25

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 42

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Durables, continued:
      14    Standard Pacific Corp. ...........  $    671
       4    Sturm Ruger & Co., Inc. ..........        46
      19    Take-Two Interactive Software,
              Inc. (b)........................       538
       4    Thor Industries, Inc. ............       201
       4    Toro Co. .........................       191
       0    Winnebago Industries, Inc. .......         4
                                                --------
                                                  11,218
                                                --------
Consumer Non-Durables (4.0%):
      15    American Italian Pasta Co., Class
              A (b)...........................       624
       2    Ashworth, Inc. (b)................        16
       9    Blyth Industries, Inc. ...........       299
       3    Brown Shoe Co., Inc. .............       107
      17    Coach, Inc. (b)...................       632
      22    Constellation Brands, Inc., Class
              A (b)...........................       712
      34    Dean Foods Co. (b)................     1,115
      10    Dial Corp. .......................       281
       7    Dimon, Inc. ......................        46
       5    Flowers Foods, Inc. ..............       138
       1    Haggar Corp. .....................        14
       5    Hain Celestial Group, Inc. (b)....       111
       4    Hormel Foods Corp. ...............       102
       3    International Multifoods Corp.
              (b).............................        52
       5    Interstate Bakeries Corp. ........        73
       1    J & J Snack Foods Corp. (b).......        50
       5    JM Smuckers Co. ..................       208
      13    K Swiss, Inc., Class A............       320
      12    Kellwood Co. .....................       501
       6    Lancaster Colony Corp. ...........       275
       4    Lance, Inc. ......................        66
       3    Natures Sunshine Products,
              Inc. ...........................        22
       2    Oshkosh 'B' Gosh, Inc., Class A...        43
       2    Oxford Industries, Inc. ..........        78
       1    Penford Corp. ....................        12
      24    PepsiAmericas, Inc. ..............       410
       4    Phillips-Van Heusen Corp. ........        75
      13    Quiksilver, Inc. (b)..............       222
       5    Ralcorp Holdings, Inc. (b)........       157
       5    Russell Corp. ....................        85
       2    Schweitzer-Mauduit International,
              Inc. ...........................        67
      31    Smithfield Foods, Inc. (b)........       641
       4    Sola International, Inc. (b)......        70
       6    Stride Rite Corp. ................        72
       3    Timberland Co., Class A (b).......       172
       8    Tootsie Roll Industries...........       290
      90    Tyson Foods, Inc., Class A........     1,187
       4    Universal Corp. ..................       168
                                                --------
                                                   9,513
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services (5.8%):
       2    4Kids Entertainment, Inc. (b).....  $     43
       3    Advanced Marketing Services,
              Inc. ...........................        33
       6    Applebee's International, Inc. ...       243
      23    Argosy Gaming Co. (b).............       599
      17    Aztar Corp. (b)...................       391
       5    Bally Total Fitness Holding Corp.
              (b).............................        36
      20    Belo Corp., Class A...............       555
       6    Bob Evans Farms, Inc. ............       179
      11    Boyd Gaming Corp. ................       170
      11    Brinker International, Inc. (b)...       360
      16    Career Education Corp. (b)........       647
      17    CBRL Group, Inc. .................       650
       3    CEC Entertainment, Inc. (b).......       165
       5    Central Parking Corp. ............        81
       4    Coinstar, Inc. (b)................        65
      10    Corinthian Colleges, Inc. (b).....       583
       3    Cox Radio, Inc., Class A (b)......        69
       6    DeVry, Inc. (b)...................       157
      23    Emmis Communications Corp., Class
              A (b)...........................       623
       9    GTECH Holdings Corp. .............       435
       3    Information Holdings, Inc. (b)....        73
       5    International Speedway Corp.,
              Class A.........................       229
      13    Jack in the Box, Inc. (b).........       282
      17    Landry's Seafood Restaurants,
              Inc. ...........................       446
       3    Lone Star Steakhouse & Saloon,
              Inc. ...........................        80
      10    Mandalay Resort Group.............       456
       4    Marcus Corp. .....................        73
       5    Media General, Inc., Class A......       344
       2    Nelson (Thomas), Inc. ............        45
       3    O'Charleys, Inc. (b)..............        51
       8    Outback Steakhouse, Inc. .........       353
       3    Panera Bread Co. (b)..............       135
       3    Papa John's International, Inc.
              (b).............................       103
      59    Park Place Entertainment Corp.
              (b).............................       643
       4    Pinnacle Entertainment, Inc.
              (b).............................        38
       3    Prepaid Legal Services, Inc.
              (b).............................        79
       7    Prime Hospitality Corp. (b).......        69
      15    Rare Hospitality International,
              Inc. (b)........................       362
      21    Reader's Digest Association, Inc.,
              Class A.........................       302
       7    Rollins, Inc. ....................       165
       1    Roto Rooter, Inc. ................        69
      24    Ruby Tuesday, Inc. ...............       685
       7    Ryan's Family Steakhouses, Inc.
              (b).............................       104
      19    Scholastic Corp. (b)..............       634
       3    Shuffle Master, Inc. (b)..........        98
      16    Six Flags, Inc. (b)...............       118
      10    Sotheby's Holdings, Inc., Class A
              (b).............................       139

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
       4    The Steak n Shake Co. (b).........  $     75
       1    Washington Post Co., Class B......       649
      17    Westwood One, Inc. (b)............       594
                                                --------
                                                  13,577
                                                --------
Distribution Services (2.0%):
       5    Anixter International, Inc. (b)...       117
       3    Applied Industrial Technologies,
              Inc. ...........................        69
      33    Arrow Electronics, Inc. (b).......       752
      41    Avnet, Inc. (b)...................       885
       3    Bell Microproducts, Inc. (b)......        28
       2    Castle (A. M.) & Co. (b)..........        16
       5    CDW Corp. ........................       270
       4    Henry Schein, Inc. (b)............       274
      13    Hughes Supply, Inc. ..............       652
       3    Imagistics International, Inc.
              (b).............................       110
       1    Lawson Products, Inc. ............        48
       2    Nash Finch Co. ...................        40
      13    Owens & Minor, Inc. ..............       285
       9    Performance Food Group Co. (b)....       308
       4    PolyMedica Corp. .................       111
       2    School Specialty, Inc. (b)........        76
       4    SCP Pool Corp. (b)................       142
       3    TBC Corp. (b).....................        83
       6    United Stationers, Inc. (b).......       231
       4    Watsco, Inc. .....................        92
                                                --------
                                                   4,589
                                                --------
Electronic Technology (11.7%):
       3    Actel Corp. (b)...................        67
       7    Adaptec, Inc. (b).................        65
      25    Adtran, Inc. .....................       766
       3    Advanced Fibre Communication, Inc.
              (b).............................        58
      10    Aeroflex, Inc. (b)................       113
       6    Alliance Semiconductor Corp.
              (b).............................        43
      14    Alliant Techsystems, Inc. (b).....       796
       5    Armor Holdings, Inc. (b)..........       121
       6    Artesyn Technologies, Inc. (b)....        49
       4    ATMI, Inc. (b)....................        87
       4    Audiovox Corp., Class A (b).......        47
       3    Avid Technology, Inc. (b).........       145
      16    Avocent Corp. (b).................       567
       2    BEI Technologies, Inc. ...........        44
       2    Bel Fuse, Inc., Class B...........        56
      16    Benchmark Electronics, Inc. (b)...       552
       6    Brooks Automation, Inc. (b).......       157
       1    Brooktrout, Inc. (b)..............        19
       5    C-COR.net Corp. (b)...............        60
      12    CACI International, Inc. (b)......       578

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
       9    Cadence Design Systems, Inc.
              (b).............................  $    166
       4    Captaris, Inc. (b)................        20
       2    Catapult Communications Corp.
              (b).............................        29
       5    Checkpoint Systems, Inc. (b)......        91
      19    Cognex Corp. .....................       529
       4    Coherent, Inc. (b)................       104
       3    Cohu, Inc. .......................        60
       4    Commonwealth Telephone
              Enterprises, Inc. (b)...........       139
      29    Commscope, Inc. (b)...............       472
       2    Concerto Software, Inc. (b).......        19
       5    Cree Research, Inc. (b)...........        89
       5    CTS Corp. ........................        58
       3    Cubic Corp. ......................        78
       3    Curtiss-Wright Corp. .............       138
      33    Cypress Semiconductor Corp. (b)...       699
      11    Diebold, Inc. ....................       597
       3    Digi International, Inc. (b)......        26
       4    DRS Technologies, Inc. (b)........       119
      13    DSP Group, Inc. (b)...............       321
       3    Dupont Photomasks, Inc. (b).......        65
       3    EDO Corp. ........................        73
       4    Electro Scientific Industries,
              Inc. (b)........................        99
      17    Electronics Boutique Holdings
              Corp. (b).......................       392
       3    Engineered Support Systems,
              Inc. ...........................       154
       7    ESS Technology, Inc. (b)..........       113
       3    Esterline Technologies Corp.
              (b).............................        84
      24    Fairchild Semiconductor
              International, Inc. (b).........       590
       4    FEI Co. (b).......................        91
      21    Gartner, Inc., Class A (b)........       235
       7    Gencorp, Inc. ....................        70
       3    Gerber Scientific, Inc. (b).......        27
      11    Harmonic Lightwaves, Inc. (b).....        79
      20    Harris Corp. .....................       764
       4    Helix Technology Corp. ...........        80
      13    Hutchinson Technology, Inc. (b)...       401
       9    Imation Corp. ....................       299
      25    Integrated Circuit Systems, Inc.
              (b).............................       706
       3    Inter-Tel, Inc. ..................        70
      11    International Rectifier Corp.
              (b).............................       521
      20    Intersil Corp., Class A...........       507
       3    Invision Technologies, Inc. (b)...        89
       3    Itron, Inc. (b)...................        56
       2    Keithley Instruments, Inc. .......        44
      12    Kopin Corp. (b)...................        79
       3    Kronos, Inc. (b)..................       136
       6    Kulicke & Soffa Industries, Inc.
              (b).............................        86
      15    L-3 Communications Holdings, Inc.
              (b).............................       755

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 44

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
      16    Lam Research Corp. (b)............  $    521
      41    Lattice Semiconductor Corp. (b)...       401
      19    McData Corp., Class A (b).........       177
      31    Mentor Graphics Corp. (b).........       453
       3    Mercury Computer Systems, Inc.
              (b).............................        83
       5    Methode Electronics, Inc., Class
              A...............................        67
      28    Microchip Technology, Inc. .......       951
       3    Moog, Inc., Class A (b)...........       147
       3    Network Equipment Technologies,
              Inc. (b)........................        29
       4    Newport Corp. (b).................        70
       5    NYFIX, Inc. (b)...................        38
       3    Park Electrochemical Corp. .......        78
       2    PC-Tel, Inc. (b)..................        23
       4    Pericom Semiconductor Corp. (b)...        41
       2    Photon Dynamics, Inc. (b).........        87
      21    Photronics, Inc. (b)..............       425
      11    Pinnacle Systems, Inc. (b)........        92
       2    Planar Systems, Inc. (b)..........        50
       6    Plantronics, Inc. (b).............       184
       6    Plexus Corp. (b)..................        97
       9    Polycom, Inc. (b).................       171
      11    Powerwave Technologies, Inc.
              (b).............................        82
       9    Precision Castparts Corp. ........       416
      25    Quantum Corp. (b).................        78
       4    Radiant Systems, Inc. (b).........        37
       3    Radisys Corp. (b).................        45
       4    Rainbow Technologies, Inc. (b)....        45
      15    RF Micro Devices, Inc. (b)........       155
       2    Rudolph Technologies, Inc. (b)....        60
      12    SanDisk Corp. (b).................       731
       2    SBS Technologies, Inc. (b)........        26
       2    SCM Microsystems, Inc. (b)........        14
       2    Sequa Corp., Class A (b)..........        83
      17    Silicon Laboratories, Inc. (b)....       720
       2    Standard Microsystems Corp. (b)...        62
      33    Storage Technology Corp. (b)......       856
       2    Supertex, Inc. (b)................        36
       7    Symmetricom, Inc. (b).............        48
      39    Synopsys, Inc. (b)................     1,322
       6    Technitrol, Inc. (b)..............       128
       5    Teledyne Technologies, Inc. (b)...        91
       3    Three-Five Systems, Inc. (b)......        17
      14    Titan Corp. (b)...................       298
       2    Tollgrade Communications, Inc.
              (b).............................        36
      18    Trimble Navigation Ltd. (b).......       685
       2    Triumph Group, Inc. (b)...........        87
      17    Ultratech, Inc. (b)...............       509
      13    Varian Semiconductor Equipment
              Assoc., Inc. (b)................       581

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
      13    Veeco Instruments, Inc. (b).......  $    379
       4    ViaSat, Inc. (b)..................        75
       6    Vicor Corp. (b)...................        73
      18    Vishay Intertechnology, Inc.
              (b).............................       419
       6    Webex Communications, Inc. (b)....       115
       3    Wilson Greatbatch Technologies,
              Inc. (b)........................       142
       3    X-Rite, Inc. .....................        30
                                                --------
                                                  27,475
                                                --------
Energy Minerals (3.9%):
       3    Arch Coal, Inc. ..................       100
       2    Brown (Tom), Inc. (b).............        78
       2    Cabot Oil & Gas Corp., Class A....        56
       5    Cimarex Energy Co. (b)............       145
       3    Evergreen Resources, Inc. (b).....        96
      16    Forest Oil Corp. (b)..............       463
       4    Frontier Oil Corp. ...............        70
      39    Massey Energy Co. ................       811
       6    Murphy Oil Corp. .................       421
      19    Newfield Exploration Co. (b)......       838
       3    Nuevo Energy Co. (b)..............        74
       4    Patina Oil & Gas Corp. ...........       192
      18    Peabody Energy Corp. .............       752
      33    Pioneer Natural Resources Co.
              (b).............................     1,062
       4    Plains Resources, Inc. (b)........        57
      17    Pogo Producing Co. ...............       842
       2    Prima Energy Corp. (b)............        68
       4    Remington Oil & Gas Corp., Class B
              (b).............................        80
       5    St. Mary Land & Exploration
              Corp. ..........................       136
       8    Stone Energy Corp. (b)............       337
       9    Sunoco, Inc. .....................       470
       4    Swift Energy Co. (b)..............        70
      27    Valero Energy Corp. ..............     1,263
       9    Vintage Petroleum, Inc. ..........       104
      22    XTO Energy, Inc. .................       610
                                                --------
                                                   9,195
                                                --------
Finance (17.6%):
      21    A.G. Edwards, Inc. ...............       764
       5    Aaron Rents, Inc. ................       105
      14    AMB Property Corp. ...............       457
      23    American Financial Group, Inc. ...       622
       6    AmeriCredit Corp. (b).............        97
      16    AmerUs Group Co., Class A.........       560
       4    Anchor Bancorp Wisconsin, Inc. ...        94
       9    Arthur J. Gallagher & Co. ........       280
      24    Associated Banc Corp. ............     1,006
      11    Astoria Financial Corp. ..........       394

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
       7    Bank of Hawaii Corp. .............  $    280
      20    Banknorth Group, Inc. ............       641
       4    Bankunited Financial Corp. (b)....       102
       3    Boston Private Financial Holdings,
              Inc. ...........................        84
      23    Brown & Brown, Inc. ..............       735
       5    Capital Automotive Real Estate
              Investment Trust................       152
       5    Cash America International,
              Inc. ...........................        96
       6    Chittenden Corp. .................       209
       2    ChoicePoint, Inc. (b).............        66
      11    City National Corp. ..............       668
      45    Colonial BancGroup, Inc. .........       772
       4    Colonial Properties Trust.........       169
       9    Commerce Bancorp, Inc. ...........       494
      19    Commercial Federal Corp. .........       499
       7    Community First Bankshares,
              Inc. ...........................       198
      28    Compass Bancshares, Inc. .........     1,104
      11    Cullen/Frost Bankers, Inc. .......       428
      11    Delphi Financial Group, Class A...       390
       4    Dime Community Bancshares.........       126
       5    Downey Financial Corp. ...........       234
     100    E*Trade Group, Inc. (b)...........     1,265
       3    East-West Bancorp, Inc. ..........       145
       3    Essex Property Trust, Inc. .......       214
      13    Everest Re Group Ltd. ............     1,078
      22    Fidelity National Financial,
              Inc. ...........................       858
       3    Financial Federal Corp. (b).......        87
      30    First American Financial Corp. ...       881
       6    First Bancorp Puerto Rico.........       242
       7    First Midwest Bancorp, Inc. ......       234
       2    First Republic Bancorp, Inc. .....        74
       3    Firstfed Financial Corp. (b)......       114
      21    FirstMerit Corp. .................       563
      33    Flagstar Bancorp, Inc. ...........       709
      11    Fremont General Corp. ............       183
       4    Gables Residential Trust..........       131
       8    GATX Corp. .......................       215
       4    Glenborough Realty Trust, Inc. ...        88
       7    Gold Banc Corp, Inc. .............        93
      12    Greater Bay Bancorp...............       333
      24    GreenPoint Financial Corp. .......       851
      33    Hibernia Corp., Class A...........       782
       9    Highwoods Properties, Inc. .......       229
       4    Hilb, Rogal & Hamilton Co. .......       131
       6    Horace Mann Educators Corp. ......        89
      10    Hospitality Properties Trust......       415
       7    Hudson United Bancorp.............       255
       5    Independence Community Bank
              Corp. ..........................       190
      11    IndyMac Bancorp, Inc. ............       328

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
       6    Investment Technology Group, Inc.
              (b).............................  $     90
      21    Investors Financial Services
              Corp. ..........................       817
       4    Irwin Financial Corp. ............       135
       4    Jefferies Group, Inc. ............       139
       4    Kilroy Realty Corp. ..............       136
      10    LaBranche & Co., Inc. ............       118
       9    LandAmerica Financial Group,
              Inc. ...........................       457
       9    Legg Mason, Inc. .................       659
      12    Leucadia National Corp. ..........       555
       7    Lexington Corporate Properties
              Trust...........................       134
      13    Liberty Property Trust............       498
      14    M & T Bank Corp. .................     1,383
      10    Mack Cali Realty Corp. ...........       411
       6    MAF Bancorp, Inc. ................       237
       3    Mercantile Bankshares Corp. ......       123
       8    MONY Group, Inc. (b)..............       250
      13    National Commerce Financial
              Co. ............................       357
       4    NCO Group, Inc. (b)...............        89
      19    New Century Financial Corp. ......       746
      17    New Plan Excel Realty Trust.......       409
      41    New York Community Bancorp,
              Inc. ...........................     1,563
      26    Old Republic International
              Corp. ..........................       658
       3    Philadelphia Consolidated Holding
              Corp. (b).......................       156
       2    PMI Group, Inc. ..................        83
       4    Presidential Life Corp. ..........        59
      11    Protective Life Corp. ............       365
       4    Provident Bankshares Corp. .......       114
       8    Provident Financial Group,
              Inc. ...........................       269
       4    Radian Group, Inc. ...............       210
      17    Raymond James Financial, Inc. ....       634
      10    Republic Bancorp, Inc. ...........       136
       4    Rewards Network, Inc. (b).........        39
       4    Riggs National Corp. Washington
              D.C. ...........................        72
       3    RLI Corp. ........................       131
       1    Scpie Holdings, Inc. .............         9
       4    Seacoast Financial Services
              Corp. ..........................       105
       4    Selective Insurance Group,
              Inc. ...........................       126
       7    Shurgard Storage Centers, Class
              A...............................       262
       2    Silicon Valley Bancshares (b).....        82
       9    South Financial Group, Inc. ......       256
      45    Sovereign Bancorp, Inc. ..........     1,057
       6    StanCorp Financial Group, Inc. ...       391
      10    Staten Island Bancorp, Inc. ......       224
       6    Sterling Bancshares, Inc. ........        86
       3    Stewart Information Services
              Corp. ..........................       109
       6    Susquehanna Bancshares, Inc. .....       158
       3    SWS Group, Inc. ..................        46
       2    TCF Financial Corp. ..............        90

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 46

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
      11    TrustCo Bank Corp. ...............  $    143
       0    UCBH Holdings, Inc. ..............         5
       8    UICI (b)..........................       102
       5    Umpqua Holdings Corp. ............       104
       6    United Bankshares, Inc. ..........       201
      21    United Dominion Realty Trust,
              Inc. ...........................       412
      10    United Rentals, Inc. (b)..........       186
      11    Unitrin, Inc. ....................       472
      16    W.R. Berkley Corp. ...............       571
       4    Washington Federal, Inc. .........       121
       6    Waypoint Financial Corp. .........       137
      14    Webster Financial Corp. ..........       652
       5    Westamerica Bancorp...............       251
       6    Whitney Holding Corp. ............       251
       3    Wintrust Financial Corp. .........       121
       3    Zenith National Insurance
              Corp. ..........................        88
                                                --------
                                                  41,653
                                                --------
Health Services (5.0%):
      17    Accredo Health, Inc. (b)..........       526
      16    AdvancePCS (b)....................       850
       4    American Healthways, Inc. (b).....        94
       2    Amerigroup Corp. (b)..............       102
      11    Apria Healthcare Group, Inc.
              (b).............................       312
       3    Cerner Corp. (b)..................       127
      12    Community Health Systems, Inc.
              (b).............................       310
      12    Covance, Inc. (b).................       321
       9    Coventry Health Care, Inc. (b)....       574
       5    Cross Country Healthcare, Inc.
              (b).............................        79
       3    Cryolife, Inc. (b)................        17
       6    Dendrite International, Inc.
              (b).............................        94
      10    First Health Group Corp. (b)......       186
      14    Health Net, Inc., Class A (b).....       474
      10    Hooper Holmes, Inc. ..............        61
       2    LifePoint Hospitals, Inc. (b).....        67
      22    Lincare Holdings, Inc. (b)........       647
       8    Mid Atlantic Medical Services,
              Inc. (b)........................       497
       4    NDCHealth Corp. ..................       102
      22    Omnicare, Inc. ...................       891
       8    Orthodontic Centers of America,
              Inc. (b)........................        63
      19    Oxford Health Plans, Inc. (b).....       829
      12    PacifiCare Health Systems, Inc.
              (b).............................       811
       4    Parexel International Corp. (b)...        62
      13    Pediatrix Medical Group, Inc.
              (b).............................       711
       4    Pharmaceutical Product
              Development, Inc. (b)...........       115
       6    Province Healthcare Co. (b).......        89
       3    Rehabcare Group, Inc. (b).........        55

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Services, continued:
      20    Sierra Health Services (b)........  $    552
       4    Stericycle, Inc. (b)..............       198
      16    Sunrise Assisted Living, Inc.
              (b).............................       615
      15    Triad Hospitals, Inc. (b).........       505
       4    United Surgical Partners
              International, Inc. (b).........       147
       6    Universal Health Services, Inc.,
              Class B.........................       343
      14    US Oncology, Inc. (b).............       154
       4    VISX, Inc. (b)....................       103
                                                --------
                                                  11,683
                                                --------
Health Technology (6.9%):
       4    Advanced Medical Optics (b).......        81
      31    Alpharma, Inc., Class A...........       619
       4    American Medical Systems Holdings,
              Inc. (b)........................        84
       2    Analogic Corp. ...................        84
      22    Apogent Technologies, Inc. (b)....       496
       3    Arqule, Inc. (b)..................        12
       3    Arthrocare Corp. (b)..............        84
       8    Barr Laboratories, Inc. (b).......       638
      16    Beckman Coulter, Inc. ............       817
       3    Biosite, Inc. (b).................        84
       6    Cephalon, Inc. (b)................       308
      10    Charles River Laboratories
              International, Inc. (b).........       337
       2    Cima Labs, Inc. (b)...............        70
       4    Conmed Corp. (b)..................       102
      17    Cooper Cos., Inc. ................       787
      49    Cytyc Corp. (b)...................       679
       2    Datascope Corp. ..................        80
      11    Dentsply International, Inc. .....       490
       5    Diagnostic Products Corp. ........       222
       6    Edwards Lifesciences Corp. (b)....       195
       5    Enzo Biochem, Inc. (b)............        81
      23    Gilead Sciences, Inc. (b).........     1,351
       3    Haemonetics Corp. (b).............        80
      18    Hillenbrand Industries, Inc. .....     1,136
       3    Hologic, Inc. (b).................        50
       2    ICU Medical, Inc. (b).............        75
       6    IDEXX Laboratories, Inc. (b)......       255
       3    Inamed Corp. (b)..................       168
       3    Integra Lifesciences Corp. (b)....        94
       2    Intermagnetics General Corp.
              (b).............................        55
       5    Invacare Corp. ...................       209
      10    IVAX Corp. (b)....................       229
      48    Millennium Pharmaceuticals, Inc.
              (b).............................       892
      38    Mylan Laboratories, Inc. .........       968
       3    Noven Pharmaceuticals, Inc. (b)...        52

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
       3    Osteotech, Inc. (b)...............  $     23
      11    Perrigo Co. ......................       171
      10    Pharmaceutical Resources, Inc.
              (b).............................       647
       3    Possis Medical, Inc. (b)..........        53
       6    Protein Design Labs, Inc. (b).....       114
      24    Regeneron Pharmaceuticals, Inc.
              (b).............................       358
       2    Respironics, Inc. (b).............        73
       9    Savient Pharmaceuticals, Inc.
              (b).............................        41
      10    Sepracor, Inc. (b)................       244
      20    SICOR, Inc. (b)...................       550
      16    Steris Corp. (b)..................       368
       3    Surmodics, Inc. (b)...............        68
      13    Sybron Dental Specialties, Inc.
              (b).............................       362
       3    Techne Corp. (b)..................       108
       5    Theragenics Corp. (b).............        25
       8    Varian Medical Systems, Inc.
              (b).............................       522
      39    Vertex Pharmaceuticals, Inc.
              (b).............................       395
       4    Viasys Healthcare, Inc. (b).......        82
       2    Vital Signs, Inc. ................        64
                                                --------
                                                  16,232
                                                --------
Industrial Services (3.7%):
       2    Atwood Oceanics, Inc. (b).........        67
       1    Butler Manufacturing Co. .........        21
      21    Cal Dive International, Inc.
              (b).............................       496
       2    Carbo Ceramics, Inc. .............       117
       5    Cooper Cameron Corp. (b)..........       238
       3    Dril-Quip, Inc. (b)...............        43
       3    Dycom Industries, Inc. (b)........        69
       3    Emcor Group, Inc. (b).............       112
       6    ENSCO International, Inc. ........       159
      28    FMC Technologies, Inc. (b)........       644
      11    Granite Construction, Inc. .......       262
      44    Hanover Compressor Co. (b)........       486
       3    Harsco Corp. .....................       138
       4    Helmerich & Payne, Inc. ..........       112
       4    Hydril Co. (b)....................        84
       8    Input/Output, Inc. (b)............        35
       4    Insituform Technologies, Inc.
              (b).............................        66
       3    Ionics, Inc. (b)..................        85
       4    Lone Star Technologies, Inc.
              (b).............................        71
      19    Maverick Tube Corp. (b)...........       364
      22    National-Oilwell, Inc. (b)........       493
       3    Oceaneering International, Inc.
              (b).............................        91
       3    Offshore Logistics, Inc. (b)......        83
       5    Overseas Shipholding Group,
              Inc. ...........................       177
      11    Pride International, Inc. (b).....       209
      18    Quanta Services, Inc. (b).........       132
      29    Republic Services, Inc. ..........       741
       3    Seacor Smit, Inc. (b).............       112

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Industrial Services, continued:
       8    Shaw Group, Inc. (b)..............  $    115
      12    Smith International, Inc. (b).....       503
       7    Tetra Tech, Inc. (b)..............       162
       3    Tetra Technologies, Inc. (b)......        78
       5    URS Corp. (b).....................       124
      33    Varco International, Inc. (b).....       690
       5    Veritas DGC, Inc. (b).............        50
       4    W-H Energy Services, Inc. (b).....        66
      17    Waste Connections, Inc. (b).......       623
      15    Weatherford International Ltd.
              (b).............................       547
       3    Western Gas Resources, Inc. ......       123
                                                --------
                                                   8,788
                                                --------
Non-Energy Minerals (0.8%):
       2    Brush Engineered Materials, Inc.
              (b).............................        32
       3    Carpenter Technology Corp. .......        99
       3    Century Aluminum Co. (b)..........        59
       1    Cleveland Cliffs, Inc. (b)........        71
       2    Commonwealth Industries, Inc. ....        20
       2    Deltic Timber Corp. ..............        55
       3    Elkcorp...........................        78
       1    Florida Rock Industries, Inc. ....        56
       2    Imco Recycling, Inc. (b)..........        21
       3    Olin Corp. .......................        60
       2    Quanex Corp. .....................        96
       5    Rayonier, Inc. ...................       210
       5    Reliance Steel & Aluminum Co. ....       170
       4    Ryerson Tull, Inc. ...............        46
      23    Steel Dynamics, Inc. (b)..........       542
       3    Texas Industries, Inc. ...........       118
       3    Universal Forest Products,
              Inc. ...........................        95
                                                --------
                                                   1,828
                                                --------
Process Industries (3.4%):
       5    A. Schulman, Inc. ................       100
      25    Airgas, Inc. .....................       546
       5    Albany International Corp. .......       166
       2    Albemarle Corp. ..................        73
       6    AptarGroup, Inc. .................       243
       3    Arch Chemicals, Inc. .............        86
       3    Brady Corp., Class A..............       142
       5    Buckeye Technologies, Inc. (b)....        53
       7    Cabot Corp. ......................       212
       4    Cambrex Corp. ....................        89
       4    Caraustar Industries, Inc. (b)....        58
       2    Chesapeake Corp. .................        61
       2    Corn Products International,
              Inc. ...........................        79
      17    Crompton Corp. ...................       121
      18    Cytec Industries, Inc. (b)........       683
       6    Delta & Pine Land Co. ............       161

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 48

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
       6    Donaldson Co., Inc. ..............  $    355
      21    FMC Corp. (b).....................       709
       7    Glatfelter (P. H.) Co. ...........        81
       4    H.B. Fuller Co. ..................       118
       8    Longview Fibre Co. ...............       102
      14    Lubrizol Corp. ...................       443
       2    Lydall, Inc. (b)..................        21
       4    Macdermid, Inc. ..................       151
       2    Material Sciences Corp. ..........        17
       5    Minerals Technologies, Inc. ......       274
       2    Mobile Mini, Inc. (b).............        42
       5    Myers Industries, Inc. ...........        55
       5    OM Group, Inc. (b)................       121
       6    Omnova Solutions, Inc. (b)........        29
      14    Polyone Corp. (b).................        91
       3    Pope & Talbot, Inc. ..............        44
      15    Potlatch Corp. ...................       529
       1    Quaker Chemical Corp. ............        38
       4    Rock-Tenn Co., Class A............        72
       2    Rogers Corp. (b)..................       105
      45    RPM International, Inc. ..........       747
       8    Sensient Technologies Corp. ......       158
      12    Sonoco Products Co. ..............       296
       8    Unifi, Inc. (b)...................        53
       6    Valspar Corp. ....................       305
       8    Wausau-Mosinee Paper Corp. .......       113
       2    WD-40 Co. ........................        85
       5    Wellman, Inc. ....................        49
                                                --------
                                                   8,076
                                                --------
Producer Manufacturing (6.1%):
       6    Acuity Brands, Inc. ..............       162
      29    AGCO Corp. (b)....................       587
      11    ALLETE, Inc. .....................       330
       4    Apogee Enterprises, Inc. .........        49
      12    Arvinmeritor, Inc. ...............       295
       3    Astec Industries, Inc. (b)........        37
       5    Baldor Electric Co. ..............       117
       4    Belden, Inc. .....................        79
       7    Borg Warner, Inc. ................       625
       4    C&D Technologies, Inc. ...........        76
       7    Cable Design Technologies Corp.,
              Class A (b).....................        63
       2    Carlisle Cos., Inc. ..............       149
       4    Commercial Metals Co. ............       122
       3    Cuno, Inc. (b)....................       113
       3    Dionex Corp. (b)..................       149
      22    Energizer Holdings, Inc. (b)......       843
      22    Flowserve Corp. (b)...............       456
       2    Gardner Denver Machinery, Inc.
              (b).............................        57

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
       5    Graco, Inc. ......................  $    194
       5    Griffon Corp. (b).................       101
       6    Herman Miller, Inc. ..............       145
       5    HON Industries, Inc. .............       210
      15    Hubbell, Inc., Class B............       662
       4    IDEX Corp. .......................       172
      12    Integrated Device Technology, Inc.
              (b).............................       207
       8    Interface, Inc. (b)...............        43
       4    Intermet Corp. ...................        22
       6    JLG Industries, Inc. .............        98
       3    Kaman Corp., Class A..............        43
       4    Kaydon Corp. .....................        92
      18    Lear Corp. .......................     1,088
       9    Lennox International, Inc. .......       143
       2    Lindsay Manufacturing Co. ........        47
       4    Magnetek, Inc. (b)................        24
       3    Manitowoc Co., Inc. ..............       107
       5    Martin Marietta Materials,
              Inc. ...........................       227
       5    Milacron, Inc. ...................        21
       5    Modine Manufacturing Co. .........       145
       5    Mueller Industries, Inc. (b)......       183
       5    Nordson Corp. ....................       178
      14    Oshkosh Truck Corp. ..............       732
       6    Paxar Corp. (b)...................        84
      17    Pentair, Inc. ....................       790
       4    Regal Beloit Corp. ...............        82
       2    Robbins & Myers, Inc. ............        43
       3    RTI International Metals, Inc.
              (b).............................        46
       4    Simpson Manufacturing Co., Inc.
              (b).............................       187
       4    Smith (A.O.) Corp. ...............       156
      20    SPX Corp. (b).....................     1,173
       2    Standex International Corp. ......        55
       2    Steel Technologies, Inc. .........        29
       4    Stewart & Stevenson Services,
              Inc. ...........................        61
       3    Tecumseh Products Co. ............       136
       2    Teleflex, Inc. ...................       113
       2    Thomas Industries, Inc. ..........        81
      13    Timken Co. .......................       255
      10    Tower Automotive, Inc. (b)........        70
       6    Tredegar Industries Corp. ........        90
       8    Trinity Industries, Inc. .........       242
       4    Valmont Industries, Inc. .........        86
      16    Varian, Inc. (b)..................       652
       4    Wabash National Corp. (b).........       103
       5    Watts Industries, Inc., Class A...       110
       2    Wolverine Tube, Inc. (b)..........        10
       2    Woodward Governor Co. ............        98
      12    York International Corp. .........       429
                                                --------
                                                  14,374
                                                --------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail Trade (5.7%):
      26    Abercrombie & Fitch Co., Class A
              (b).............................  $    641
      15    American Eagle Outfitters, Inc.
              (b).............................       250
      13    Ann Taylor Stores Corp. (b).......       508
      21    Barnes & Noble, Inc. (b)..........       698
      29    BJ's Wholesale Club, Inc. (b).....       656
      25    Borders Group, Inc. (b)...........       554
       2    Building Material Holding Co. ....        31
       7    Burlington Coat Factory Warehouse
              Corp. ..........................       151
      12    Carmax, Inc. (b)..................       368
       8    Casey's General Stores, Inc. .....       133
       4    Cato Corp., Class A...............        78
      33    Claire's Stores, Inc. ............       621
       2    Cost Plus, Inc. (b)...............       102
       1    CPI Corp. ........................        26
      13    Dollar Tree Stores, Inc. (b)......       401
       5    Dress Barn, Inc. (b)..............        68
       4    Duane Reade, Inc. (b).............        66
       3    Genesco, Inc. (b).................        50
       5    Goody's Family Clothing, Inc. ....        46
       6    Great Atlantic & Pacific Tea, Inc.
              (b).............................        49
      12    Group 1 Automotive, Inc. (b)......       446
       4    Guitar Center, Inc. (b)...........       137
       4    Gymboree Corp. (b)................        67
       3    Hancock Fabrics, Inc. ............        42
       3    Haverty Furniture Cos., Inc. .....        68
       5    Hot Topic, Inc. (b)...............       160
       3    J. Jill Group, Inc. (b)...........        38
       3    Jo-Ann Stores, Inc. (b)...........        60
       3    Linens 'N Things, Inc. (b)........        94
      12    Longs Drug Stores, Inc. ..........       286
       5    Men's Wearhouse, Inc. (b).........       134
      16    Michael's Stores, Inc. ...........       686
       2    Midas, Inc. (b)...................        34
       6    Movie Gallery, Inc. (b)...........       103
      13    Neiman-Marcus Group, Inc., Class A
              (b).............................       715
       5    O'Reilly Automotive, Inc. (b).....       183
      25    Pacific Sunwear of California,
              Inc. (b)........................       532
      15    Payless Shoesource, Inc. (b)......       204
      14    Pier 1 Imports, Inc. .............       306
       8    Regis Corp. ......................       308
      22    Rent-A-Center, Inc. (b)...........       662
      18    Ross Stores, Inc. ................       463
       7    Ruddick Corp. ....................       129
      43    Saks, Inc. (b)....................       639
       4    Shopko Stores, Inc. (b)...........        67
       6    Stein Mart, Inc. (b)..............        52
       6    Too, Inc. (b).....................        98
       6    Tractor Supply Co. (b)............       230

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
       2    Ultimate Electronics, Inc. (b)....  $     17
       5    Wet Seal, Inc., Class A (b).......        45
       2    Whole Foods Market, Inc. (b)......       152
       4    Williams-Sonoma, Inc. (b).........       149
      10    Zale Corp. (b)....................       525
                                                --------
                                                  13,328
                                                --------
Technology Services (4.1%):
      27    Affiliated Computer Services,
              Inc., Class A (b)...............     1,477
       5    Agilysys, Inc. ...................        54
       6    American Management Systems, Inc.
              (b).............................        95
       2    Ansys, Inc. (b)...................        87
       8    Ascential Software Corp. (b)......       209
      15    BISYS Group, Inc. (b).............       223
       2    Black Box Corp. ..................       114
       4    Carreker Corp. (b)................        50
       4    Ceridian Corp. (b)................        77
       4    Certegy, Inc. ....................       137
      18    Checkfree Corp. (b)...............       499
      10    Ciber, Inc. (b)...................        84
       3    Concord Communications, Inc.
              (b).............................        51
       9    CSG Systems International, Inc.
              (b).............................       111
       2    Curative Health Services, Inc.
              (b).............................        26
      20    DST Systems, Inc. (b).............       847
       7    eFunds Corp. (b)..................       122
       3    EPIQ Systems, Inc. (b)............        51
       4    Hyperion Solutions Corp. (b)......       115
       5    Internet Security Systems, Inc.
              (b).............................        96
       4    j2 Global Communications, Inc.
              (b).............................        87
       5    Jack Henry & Assoc., Inc. ........       107
       4    JDA Software Group, Inc. (b)......        69
      16    Keane, Inc. (b)...................       230
      26    Macrovision Corp. (b).............       581
       5    Mantech International Corp., Class
              A (b)...........................       128
       2    MapInfo Corp. (b).................        18
       3    Micros Systems, Inc. (b)..........       115
       3    MRO Software, Inc. (b)............        47
       5    Netegrity, Inc. (b)...............        53
      54    Network Associates, Inc. (b)......       813
       4    Pegasus Solutions, Inc. (b).......        39
       4    Phoenix Technologies Ltd. (b).....        31
       5    Progress Software Corp. (b).......       100
       3    QRS Corp. (b).....................        20
       8    Retek, Inc. (b)...................        77
      24    Reynolds & Reynolds Co., Class
              A...............................       701
       3    Roxio, Inc. (b)...................        15
       5    Serena Software, Inc. (b).........        92

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 50

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
       3    SPSS, Inc. (b)....................  $     46
      34    Sybase, Inc. (b)..................       706
       5    Systems & Computer Technology
              Corp. (b).......................        82
       2    TALX Corp. .......................        50
      10    Tech Data Corp. (b)...............       404
       5    Transaction Systems Architects,
              Inc., Class A (b)...............       112
       5    Verity, Inc. (b)..................        80
       3    Websense, Inc. (b)................        97
      13    Wind River Systems, Inc. (b)......       110
       5    Zix Corp. (b).....................        39
                                                --------
                                                   9,574
                                                --------
Transportation (2.2%):
       3    Alaska Air Group, Inc. (b)........        86
       7    Alexander & Baldwin, Inc. ........       227
      16    Arkansas Best Corp. ..............       515
       7    Atlantic Coast Airlines, Inc.
              (b).............................        67
       3    C.H. Robinson Worldwide, Inc. ....        95
      20    CNF, Inc. ........................       664
      13    EGL, Inc. (b).....................       232
       5    Expeditors International of
              Washington, Inc. ...............       180
       3    Forward Air Corp. (b).............        90
       4    Frontier Airlines, Inc. (b).......        63
       8    Heartland Express, Inc. ..........       198
      15    J.B. Hunt Transport Services, Inc.
              (b).............................       398
      16    JetBlue Airways Corp. (b).........       411
       4    Kirby Corp. (b)...................       127
       6    Knight Transportation, Inc. (b)...       163
       4    Landstar System, Inc. (b).........       142
       5    Mesa Air Group, Inc. (b)..........        63
      31    Skywest, Inc. ....................       560
       7    Swift Transportation Co., Inc.
              (b).............................       142
       3    USF Corp. ........................       116
      17    Yellow Corp. (b)..................       610
                                                --------
                                                   5,149
                                                --------
Utilities (5.8%):
       6    AGL Resources, Inc. ..............       160
      34    Alliant Energy Corp. .............       834
       2    American States Water Co. ........        61
      12    Atmos Energy Corp. ...............       297
       7    Avista Corp. .....................       131
      14    Black Hills Corp. ................       405
       2    Cascade Natural Gas Corp. ........        33
       2    Central Vermont Public Services
              Corp. ..........................        36
       2    CH Energy Group, Inc. ............       116

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
       8    Cleco Corp. ......................  $    145
      14    DPL, Inc. ........................       291
       8    El Paso Electric Co. (b)..........       102
      16    Energen Corp. ....................       677
      25    Energy East Corp. ................       556
       7    Great Plains Energy, Inc. ........       227
       1    Green Mountain Power Corp. .......        19
       6    Idacorp, Inc. ....................       187
       3    Laclede Group, Inc. ..............        78
      30    MDU Resources Group, Inc. ........       716
      22    National Fuel Gas Co. ............       535
       4    New Jersey Resources Corp. .......       163
      38    Northeast Utilities...............       765
       4    Northwest Natural Gas Co. ........       118
       5    NSTAR.............................       242
       2    NUI Corp. ........................        38
      17    OGE Energy Corp. .................       419
      17    Oneok, Inc. ......................       381
      45    Pepco Holdings, Inc. .............       885
       5    PNM Resources, Inc. ..............       128
      14    Puget Energy, Inc. ...............       343
      12    Questar Corp. ....................       407
      16    Scana Corp. ......................       541
      71    Sierra Pacific Resources (b)......       521
      11    Southern Union Co. (b)............       194
       5    Southwest Gas Corp. ..............       111
      17    Southwestern Energy Co. (b).......       398
       9    UGI Corp. ........................       291
       2    UIL Holdings Corp. ...............        88
       5    Unisource Energy Corp. ...........       125
       9    Vectren Corp. ....................       224
      11    Westar Energy, Inc. ..............       222
      17    WGL Holdings, Inc. ...............       463
      20    Wisconsin Energy Corp. ...........       669
       6    WPS Resources Corp. ..............       283
                                                --------
                                                  13,625
                                                --------
  Total Common Stocks                            228,299
                                                --------
RIGHTS (0.0%):
Consumer Durables (0.0%):
       4    Fedders Corp. Rights..............         0
                                                --------
  Total Rights                                         0
                                                --------
INVESTMENT COMPANIES (2.9%):
      40    Mid-Cap 400 Depository Receipt....     4,247
   2,558    One Group Prime Money Market Fund,
              Class I (c).....................     2,558
                                                --------
  Total Investment Companies                       6,805
                                                --------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (10.2%):
 $23,883    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............  $ 23,883
                                                --------
  Total Short-Term Securities Held as
    Collateral for Securities Lending             23,883
                                                --------
Total (Cost $211,970) (a)                       $258,987
                                                ========

------------
Percentages indicated are based on net assets of $234,994.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $51,726
                   Unrealized depreciation......................   (4,709)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $47,017
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

Amounts shown as 0 rounded to less than 1000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 52

ONE GROUP TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
 COMMON STOCKS (97.8%):
Commercial Services (0.5%):
      4     Fair Issac & Co., Inc. .............  $   187
                                                  -------
Consumer Durables (1.2%):
     10     Electronic Arts, Inc. (b)...........      459
                                                  -------
Consumer Services (1.6%):
      9     Accenture Ltd. (b)..................      224
      6     eBay, Inc. (b)......................      368
                                                  -------
                                                      592
                                                  -------
Distribution Services (0.3%):
      4     Arrow Electronics, Inc. (b).........       95
                                                  -------
Electronic Technology (47.8%):
     24     3Com Corp. (b)......................      199
      5     Adtran, Inc. .......................      161
      5     Advanced Fibre Communication, Inc.
              (b)...............................      109
      6     Agilent Technologies, Inc. (b)......      170
      6     Altera Corp. (b)....................      143
      7     Analog Devices, Inc. ...............      315
     17     Apple Computer, Inc. (b)............      357
     33     Applied Materials, Inc. (b).........      745
      7     CACI International, Inc. (b)........      316
    134     Cisco Systems, Inc. (b).............    3,258
     14     Comverse Technology, Inc. (b).......      253
     34     EMC Corp. (b).......................      442
      5     Fairchild Semiconductor
              International, Inc. (b)...........      127
      4     Global Payments, Inc. ..............      170
      8     Harris Corp. .......................      300
     65     Hewlett-Packard Co. ................    1,495
      2     Imation Corp. ......................       81
     13     Informatica Corp. (b)...............      131
      3     Integrated Circuit Systems, Inc.
              (b)...............................       88
    108     Intel Corp. ........................    3,483
      5     Intersil Corp., Class A.............      117
     10     Jabil Circuit, Inc. (b).............      289
      4     KLA-Tencor Corp. (b)................      211
      2     Lexmark International, Inc., Class A
              (b)...............................      165
      8     Linear Technology Corp. ............      324
      7     Maxim Integrated Products, Inc. ....      359
     19     McData Corp., Class A (b)...........      181
      7     Microchip Technology, Inc. .........      217
     36     Motorola, Inc. .....................      509
      7     NetIQ Corp. (b).....................       89
      4     Novellus Systems, Inc. (b)..........      181
     12     Qualcomm, Inc. .....................      653
     14     STMicroelectronics ADR..............      378
      2     Storage Technology Corp. (b)........       59
     27     Sun Microsystems, Inc. (b)..........      122

 SHARES             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
      8     Synopsys, Inc. (b)..................  $   270
     34     Texas Instruments, Inc. ............      996
     20     Tibco Software, Inc. (b)............      135
      8     Xilinx, Inc. (b)....................      302
                                                  -------
                                                   17,900
                                                  -------
Producer Manufacturing (0.3%):
      7     Integrated Device Technology, Inc.
              (b)...............................      113
                                                  -------
Technology Services (45.7%):
      6     Adobe Systems, Inc. ................      252
      7     Affiliated Computer Services, Inc.,
              Class A (b).......................      359
      8     Ascential Software Corp. (b)........      207
      2     Autodesk, Inc. .....................       47
     17     Automatic Data Processing, Inc. ....      689
     13     BMC Software, Inc. (b)..............      233
     11     Ceridian Corp. (b)..................      239
      5     Cognos, Inc. (b)....................      156
      4     Computer Sciences Corp. (b).........      155
     21     Concord EFS, Inc. (b)...............      307
     53     Dell, Inc. (b)......................    1,783
     18     First Data Corp. ...................      731
      9     Fiserv, Inc. (b)....................      336
      6     Interactivecorp, Inc. (b)...........      190
     33     International Business Machines
              Corp. ............................    3,021
      4     Intuit, Inc. (b)....................      185
    153     Microsoft Corp. ....................    4,200
      2     National Instruments Corp. .........       91
    112     Oracle Corp. (b)....................    1,475
     26     Parametric Technology Corp. (b).....      104
     16     Paychex, Inc. ......................      588
      6     Reynolds & Reynolds Co., Class A....      186
     12     SunGard Data Systems, Inc. (b)......      319
     10     Sybase, Inc. (b)....................      196
      9     Symantec Corp. (b)..................      298
     23     Unisys Corp. (b)....................      342
     10     Veritas Software Corp. (b)..........      368
                                                  -------
                                                   17,057
                                                  -------
Utilities (0.4%):
      9     Tekelec (b).........................      137
                                                  -------
  Total Common Stocks                              36,540
                                                  -------
INVESTMENT COMPANIES (2.6%):
    972     One Group Prime Money Market Fund,
              Class I (c).......................      972
                                                  -------
  Total Investment Companies                          972
                                                  -------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
 AMOUNT             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
 SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
 SECURITIES LENDING (4.5%):
 $1,670     Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)..............  $ 1,670
                                                  -------
  Total Short-Term Securities Held as Collateral
    for Securities Lending                          1,670
                                                  -------
Total (Cost $42,601) (a)                          $39,182
                                                  =======

------------
Percentages indicated are based on net assets of $37,343.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):


                   Unrealized appreciation......................  $ 4,469
                   Unrealized depreciation......................   (7,888)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $(3,419)
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 54

ONE GROUP HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
 COMMON STOCKS (99.4%):
Distribution Services (6.1%):
     11     AmerisourceBergen Corp. ............  $   634
      4     Cardinal Health, Inc. ..............      214
     11     McKesson Corp. .....................      354
                                                  -------
                                                    1,202
                                                  -------
Health Services (12.6%):
      9     Anthem, Inc. (b)....................      638
     10     Express Scripts, Inc., Class A
              (b)...............................      638
     12     Omnicare, Inc. .....................      489
     12     UnitedHealth Group, Inc. ...........      709
                                                  -------
                                                    2,474
                                                  -------
Health Technology (80.7%):
      7     Abbott Laboratories.................      308
     27     Amgen, Inc. (b).....................    1,686
      9     Angiotech Pharmaceuticals, Inc.
              (b)...............................      405
      9     Biogen Idec, Inc. (b)...............      338
     22     Boston Scientific Corp. (b).........      809
     10     Edwards Lifesciences Corp. (b)......      301
     13     Eli Lilly & Co. ....................      900
      8     Forest Laboratories, Inc. (b).......      464
      9     Genentech, Inc. (b).................      842
     12     Genzyme Corp. (b)...................      572
     13     Gilead Sciences, Inc. (b)...........      783
     17     Johnson & Johnson...................      881
     20     MedImmune, Inc. (b).................      495

 SHARES
   OR
PRINCIPAL
 AMOUNT             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
     17     Medtronic, Inc. ....................  $   847
     29     Merck & Co., Inc. ..................    1,344
     52     Pfizer, Inc. .......................    1,829
     29     Protein Design Labs, Inc. (b).......      524
      9     St. Jude Medical, Inc. (b)..........      552
     12     Watson Pharmaceuticals, Inc. (b)....      561
     34     Wyeth...............................    1,440
                                                  -------
                                                   15,881
                                                  -------
  Total Common Stocks                              19,557
                                                  -------
INVESTMENT COMPANIES (1.0%):
    202     One Group Prime Money Market Fund,
              Class I (c).......................      202
                                                  -------
  Total Investment Companies                          202
                                                  -------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (6.2%):
 $1,219     Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)..............    1,219
                                                  -------
  Total Short-Term Securities Held as Collateral
    for Securities Lending                          1,219
                                                  -------
Total (Cost $18,374) (a)                          $20,978
                                                  =======

------------
Percentages indicated are based on net assets of $19,678.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):


                   Unrealized appreciation......................  $3,221
                   Unrealized depreciation......................    (617)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $2,604
                                                                  ======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 COMMON STOCKS (85.5%):
Commercial Services (1.7%):
     59     Advo, Inc. ........................  $  1,883
     82     Equifax, Inc. .....................     2,000
     89     FTI Consulting, Inc. (b)...........     2,073
    211     IKON Office Solutions, Inc. .......     2,501
     21     John H. Harland Co. ...............       568
    183     Service Corp. International (b)....       985
                                                 --------
                                                   10,010
                                                 --------
Communications (0.6%):
    305     Cincinnati Bell, Inc. (b)..........     1,539
    138     Sprint Corp., FON Group............     2,273
                                                 --------
                                                    3,812
                                                 --------
Consumer Durables (4.6%):
     19     Beazer Homes USA, Inc. ............     1,904
     47     Black & Decker Corp. ..............     2,319
     27     Briggs & Stratton Corp. ...........     1,837
     54     Brunswick Corp. ...................     1,716
     21     Camden Property Trust..............       919
     21     Centex Corp. ......................     2,286
     37     D.R. Horton, Inc. .................     1,608
    159     Ford Motor Co. ....................     2,544
     28     KB Home............................     2,016
     15     Lennar Corp. ......................     1,439
     22     MDC Holdings, Inc. ................     1,434
     10     Ryland Group, Inc. ................       869
     37     Standard Pacific Corp. ............     1,798
     70     Take-Two Interactive Software, Inc.
              (b)..............................     2,006
     41     WCI Communities, Inc. (b)..........       838
     26     Whirlpool Corp. ...................     1,887
                                                 --------
                                                   27,420
                                                 --------
Consumer Non-Durables (2.9%):
     32     Adolph Coors Co., Class B..........     1,774
     88     Coca-Cola Enterprises, Inc. .......     1,922
    222     Del Monte Foods Co. (b)............     2,314
     74     Dial Corp. ........................     2,102
     37     Flowers Foods, Inc. ...............       963
     50     H.J. Heinz Co. ....................     1,827
     80     K Swiss, Inc., Class A.............     1,934
     51     Kellwood Co. ......................     2,089
    175     Tyson Foods, Inc., Class A.........     2,322
                                                 --------
                                                   17,247
                                                 --------
Consumer Services (6.8%):
     76     Accenture Ltd. (b).................     1,993
     74     Argosy Gaming Co. (b)..............     1,935
     85     Aztar Corp. (b)....................     1,909
     65     Belo Corp., Class A................     1,842
    123     Blockbuster, Inc., Class A.........     2,207
     65     Career Education Corp. (b).........     2,601

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     52     CBRL Group, Inc. ..................  $  1,974
     36     CEC Entertainment, Inc. (b)........     1,717
    101     Cendant Corp. .....................     2,256
     36     GTECH Holdings Corp. ..............     1,782
     25     IHOP Corp. ........................       957
     71     Landry's Seafood Restaurants,
              Inc. ............................     1,821
     45     Mandalay Resort Group..............     2,019
     84     McDonald's Corp. ..................     2,078
     34     Media General, Inc., Class A.......     2,200
     39     Netflix, Inc. (b)..................     2,114
     65     Ruby Tuesday, Inc. ................     1,846
     54     Scholastic Corp. (b)...............     1,836
    965     Sirius Satellite Radio, Inc. (b)...     3,050
    116     Time Warner, Inc. (b)..............     2,085
                                                 --------
                                                   40,222
                                                 --------
Distribution Services (0.8%):
     49     Hughes Supply, Inc. ...............     2,435
     80     SuperValu, Inc. ...................     2,277
                                                 --------
                                                    4,712
                                                 --------
Electronic Technology (14.7%):
    203     Adaptec, Inc. (b)..................     1,794
    716     ADC Telecommunications, Inc. (b)...     2,128
    117     Advanced Micro Devices, Inc. (b)...     1,737
     34     Alliant Techsystems, Inc. (b)......     1,977
    107     Amkor Technology, Inc. (b).........     1,955
    252     Applied Micro Circuits Corp. (b)...     1,505
    409     Ariba, Inc. (b)....................     1,227
    153     Aspect Communications Corp. (b)....     2,415
    168     Avaya, Inc. (b)....................     2,171
     47     Avocent Corp. (b)..................     1,712
     62     Broadcom Corp., Class A (b)........     2,104
     99     Brooks Automation, Inc. (b)........     2,389
    303     Conexant Systems, Inc. (b).........     1,507
    100     Cree Research, Inc. (b)............     1,766
     83     Cypress Semiconductor Corp. (b)....     1,764
     26     General Dynamics Corp. ............     2,383
     51     Harris Corp. ......................     1,949
     84     Hewlett-Packard Co. ...............     1,927
     71     Hutchinson Technology, Inc. (b)....     2,176
    641     JDS Uniphase Corp. (b).............     2,340
     46     L-3 Communications Holdings, Inc.
              (b)..............................     2,366
    242     LSI Logic Corp. (b)................     2,142
     56     Marvell Technology Group Ltd.
              (b)..............................     2,141
    214     Maxtor Corp. (b)...................     2,377
    195     MEMC Electronic Materials, Inc.
              (b)..............................     1,878
    278     Micromuse, Inc. (b)................     1,916
    131     Motorola, Inc. ....................     1,843
     59     NCR Corp. (b)......................     2,300

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 56

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    399     Nortel Networks Corp. (b)..........  $  1,688
    100     NVIDIA Corp. (b)...................     2,330
     33     Omnivision Technologies, Inc.
              (b)..............................     1,827
    103     Photronics, Inc. (b)...............     2,048
    106     PMC -- Sierra, Inc. (b)............     2,141
     74     Scientific Atlanta, Inc. ..........     2,034
     87     Storage Technology Corp. (b).......     2,250
     70     Synopsys, Inc. (b).................     2,352
     64     Trimble Navigation Ltd. (b)........     2,391
     74     Ultratech, Inc. (b)................     2,164
    244     Vitesse Semiconductor Corp. (b)....     1,430
    191     Western Digital Corp. (b)..........     2,248
    114     Western Wireless Corp., Class A
              (b)..............................     2,094
     52     Wilson Greatbatch Technologies,
              Inc. (b).........................     2,201
    156     Xerox Corp. (b)....................     2,158
                                                 --------
                                                   87,245
                                                 --------
Energy Minerals (2.7%):
     41     Anadarko Petroleum Corp. ..........     2,072
    165     Chesapeake Energy Corp. ...........     2,240
     31     ConocoPhillips.....................     2,033
     35     Devon Energy Corp. ................     2,004
     31     Marathon Oil Corp. ................     1,040
     50     Occidental Petroleum Corp. ........     2,123
     37     Pogo Producing Co. ................     1,807
    207     Tesoro Petroleum Corp. (b).........     3,010
                                                 --------
                                                   16,329
                                                 --------
Finance (12.1%):
     49     ACE Ltd. ..........................     2,039
     73     Allmerica Financial Corp. (b)......     2,236
     79     American Financial Group, Inc. ....     2,091
     42     AmerUs Group Co., Class A..........     1,462
     17     Avalon Bay Communities, Inc. ......       821
     24     Bank of America Corp. .............     1,895
     27     Bear Stearns Cos., Inc. ...........     2,150
     36     Carramerica Realty Corp. ..........     1,083
     41     CIT Group, Inc. ...................     1,456
     37     Citigroup, Inc. ...................     1,815
     36     City National Corp. ...............     2,260
     40     Comerica, Inc. ....................     2,266
     28     Countrywide Financial Corp. .......     2,111
     49     Delphi Financial Group, Class A....     1,749
     33     Duke Realty Investments, Inc. .....     1,029
     23     Everest Re Group Ltd. .............     1,941
     11     Fannie Mae.........................       843
     56     Fidelity National Financial,
              Inc. ............................     2,157
     74     First American Financial Corp. ....     2,210
     46     First Tennessee National Corp. ....     2,037

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
     95     Flagstar Bancorp, Inc. ............  $  2,034
     38     General Growth Properties..........     1,056
     28     IndyMac Bancorp, Inc. .............       837
    125     Janus Capital Group Inc. ..........     2,056
     57     J.P. Morgan Chase & Co. ...........     2,099
     38     LandAmerica Financial Group,
              Inc. ............................     1,965
     27     Lehman Brothers Holdings, Inc. ....     2,103
     28     Liberty Property Trust.............     1,104
     44     Lincoln National Corp. ............     1,792
     22     Macerich Co. ......................       979
     29     MBIA, Inc. ........................     1,707
     31     Merrill Lynch & Co., Inc. .........     1,820
     60     MetLife, Inc. .....................     2,033
     61     Nationwide Financial Services,
              Inc., Class A....................     2,014
     67     NetBank, Inc. .....................       896
     67     New Century Financial Corp. .......     2,651
     33     PNC Financial Services Group.......     1,810
     15     Rouse Co. (The)....................       712
     64     Ryder Systems, Inc. ...............     2,176
     14     Simon Property Group, Inc. ........       641
     49     W.R. Berkley Corp. ................     1,726
     39     Wachovia Corp. ....................     1,811
                                                 --------
                                                   71,673
                                                 --------
Health Services (5.3%):
     34     Aetna, Inc. .......................     2,265
    292     Beverly Enterprises, Inc. (b)......     2,508
     40     Cigna Corp. .......................     2,293
     31     Coventry Health Care, Inc. (b).....     2,028
     58     Dade Behring Holdings, Inc. (b)....     2,072
      0     Genesis HealthCare Corp. (b).......         0
     51     Health Net, Inc., Class A (b)......     1,674
    113     Humana, Inc. (b)...................     2,590
     41     Kindred Healthcare, Inc. (b).......     2,140
     70     Lincare Holdings, Inc. (b).........     2,115
     33     NeighborCare, Inc. (b).............       651
     44     Oxford Health Plans, Inc. (b)......     1,903
     39     PacifiCare Health Systems, Inc.
              (b)..............................     2,624
     99     Sierra Health Services (b).........     2,731
     65     Sunrise Assisted Living, Inc.
              (b)..............................     2,516
     73     Therasense, Inc. (b)...............     1,483
                                                 --------
                                                   31,593
                                                 --------
Health Technology (5.6%):
     73     American Pharmaceutical Partners,
              Inc. (b).........................     2,445
     81     Apogent Technologies, Inc. (b).....     1,860
     37     Bausch & Lomb, Inc. ...............     1,910
     40     Beckman Coulter, Inc. .............     2,049

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
     70     Bristol-Myers Squibb Co. ..........  $  2,009
     21     Celgene Corp. (b)..................       957
     73     Edwards Lifesciences Corp. (b).....     2,198
    109     Endo Pharmaceuticals Holdings, Inc.
              (b)..............................     2,094
     30     Eon Labs, Inc. (b).................     1,523
     48     Genzyme Corp. (b)..................     2,356
     39     Hillenbrand Industries, Inc. ......     2,395
     92     Human Genome Sciences, Inc. (b)....     1,219
     33     Invitrogen Corp. (b)...............     2,313
     49     Kos Pharmaceuticals, Inc. (b)......     2,128
     65     Ligand Pharmaceuticals, Inc. (b)...       958
     77     Sybron Dental Specialties, Inc.
              (b)..............................     2,155
    102     Valeant Pharmaceuticals, Inc. .....     2,570
                                                 --------
                                                   33,139
                                                 --------
Industrial Services (1.9%):
     88     FMC Technologies, Inc. (b).........     2,056
    156     Hanover Compressor Co. (b).........     1,740
     92     Pride International, Inc. (b)......     1,723
     57     Tetra Tech, Inc. (b)...............     1,407
    108     Varco International, Inc. (b)......     2,230
    189     Williams Cos., Inc. ...............     1,853
                                                 --------
                                                   11,009
                                                 --------
Non-Energy Minerals (0.6%):
     99     Louisiana-Pacific Corp. (b)........     1,774
     84     Steel Dynamics, Inc. (b)...........     1,963
                                                 --------
                                                    3,737
                                                 --------
Process Industries (2.9%):
    152     Archer-Daniels-Midland Co. ........     2,309
     47     Cytec Industries, Inc. (b).........     1,823
     59     FMC Corp. (b)......................     2,010
     55     Freeport-McMoRan Copper & Gold,
              Inc., Class B....................     2,313
     76     Georgia-Pacific Corp. .............     2,324
    170     Hercules, Inc. (b).................     2,069
     80     Monsanto Co. ......................     2,290
     92     Pactiv Corp. (b)...................     2,204
                                                 --------
                                                   17,342
                                                 --------
Producer Manufacturing (3.2%):
     87     Flowserve Corp. (b)................     1,808
     32     Ingersoll-Rand Co. ................     2,165
     31     Lear Corp. ........................     1,871
     42     Oshkosh Truck Corp. ...............     2,125
     43     Pentair, Inc. .....................     1,975
     37     SPX Corp. (b)......................     2,166
     93     Terex Corp. (b)....................     2,651

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
     90     Tyco International Ltd. ...........  $  2,383
     53     York International Corp. ..........     1,940
                                                 --------
                                                   19,084
                                                 --------
Retail Trade (7.6%):
     23     Advance Auto Parts, Inc. (b).......     1,844
     74     Aeropostale, Inc. (b)..............     2,038
     23     AutoZone, Inc. (b).................     1,992
     59     Barnes & Noble, Inc. (b)...........     1,953
     32     Best Buy Co., Inc. ................     1,696
     94     BJ's Wholesale Club, Inc. (b)......     2,151
    106     Claire's Stores, Inc. .............     1,991
     37     Federated Department Stores,
              Inc. ............................     1,756
     57     Finish Line, Class A (b)...........     1,721
    107     Foot Locker, Inc. .................     2,501
     98     Gap, Inc. .........................     2,264
     51     Group 1 Automotive, Inc. (b).......     1,838
     81     Marvel Enterprises, Inc. (b).......     2,357
     79     Men's Wearhouse, Inc. (b)..........     1,976
     96     Pacific Sunwear of California, Inc.
              (b)..............................     2,030
     83     Penn National Gaming, Inc. (b).....     1,911
     75     RadioShack Corp. ..................     2,312
     57     Rent-A-Center, Inc. (b)............     1,712
     34     Sears Roebuck & Co. ...............     1,532
     61     Sherwin-Williams Co. ..............     2,108
     69     United Auto Group, Inc. ...........     2,168
     42     Urban Outfitters, Inc. (b).........     1,538
     74     Yankee Candle Co. (b)..............     2,013
                                                 --------
                                                   45,402
                                                 --------
Technology Services (4.4%):
     44     Affiliated Computer Services, Inc.,
              Class A (b)......................     2,386
     89     Amdocs Ltd. (b)....................     1,996
    124     Ask Jeeves, Inc. (b)...............     2,248
    131     BMC Software, Inc. (b).............     2,452
     50     Computer Sciences Corp. (b)........     2,193
     85     InfoSpace, Inc. (b)................     1,960
    149     Ingram Micro, Inc. (b).............     2,374
     76     Reynolds & Reynolds Co., Class A...     2,205
    103     Sybase, Inc. (b)...................     2,119
     83     Transaction Systems Architects,
              Inc., Class A (b)................     1,886
    136     Unisys Corp. (b)...................     2,026
    131     Verisign, Inc. (b).................     2,141
                                                 --------
                                                   25,986
                                                 --------
Transportation (2.4%):
    170     Airtran Holdings, Inc. (b).........     2,023
     69     Burlington Northern Santa Fe
              Corp. ...........................     2,228
     67     CNF, Inc. .........................     2,266

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 58

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Transportation, continued:
    130     ExpressJet Holdings, Inc. (b)......  $  1,954
    146     Northwest Airlines Corp. (b).......     1,836
     55     United Defense Industries, Inc.
              (b)..............................     1,744
     58     Yellow Corp. (b)...................     2,080
                                                 --------
                                                   14,131
                                                 --------
Utilities (4.7%):
    257     AES Corp. (b)......................     2,427
     85     Alliant Energy Corp. ..............     2,124
     72     Atmos Energy Corp. ................     1,757
    208     Centerpoint Energy, Inc. ..........     2,018
     53     Constellation Energy Group,
              Inc. ............................     2,060
    115     Duke Energy Corp. .................     2,349
     99     Edison International, Inc. (b).....     2,178
     48     Energen Corp. .....................     1,972
     94     Northeast Utilities................     1,897
     81     PG&E Corp. (b).....................     2,258
     46     Public Service Enterprise Group,
              Inc. ............................     1,996
     84     Sempra Energy......................     2,523
    125     XCEL Energy, Inc. .................     2,127
                                                 --------
                                                   27,686
                                                 --------
  Total Common Stocks                             507,778
                                                 --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES (10.3%):
 41,837     One Group Institutional Prime Money
              Market Fund, Class I (c).........  $ 41,837
 19,256     One Group Prime Money Market Fund,
              Class I (c)......................    19,256
                                                 --------
  Total Investment Companies                       61,093
                                                 --------
REPURCHASE AGREEMENTS (0.1%):
 $  692     Mortgage Backed Joint Repurchase
              Agreement, 1.03%, 1/2/04
              (Proceeds at maturity $692,
              collateralized by various U.S.
              Government Agency securities)....       692
                                                 --------
  Total Repurchase Agreements                         692
                                                 --------
Total (Cost $517,032) (a)                        $569,564
                                                 ========

------------
Percentages indicated are based on net assets of $593,826.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):


                   Unrealized appreciation......................  $57,498
                   Unrealized depreciation......................   (4,966)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $52,532
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 COMMON STOCKS (84.7%):
Commercial Services (2.4%):
   189      BearingPoint, Inc. (b).............  $  1,902
   164      Doubleclick, Inc. (b)..............     1,677
    69      Hewitt Associates, Inc., Class A
              (b)..............................     2,062
    53      Iron Mountain, Inc. (b)............     2,100
    89      Robert Half International, Inc.
              (b)..............................     2,078
    66      SEI Investments Co. ...............     2,006
    79      Valassis Communications, Inc.
              (b)..............................     2,328
                                                 --------
                                                   14,153
                                                 --------
Communications (1.1%):
   298      AT&T Wireless Services, Inc. (b)...     2,382
    90      SBC Communications, Inc. ..........     2,359
   306      Sprint Corp., PCS Group (b)........     1,717
                                                 --------
                                                    6,458
                                                 --------
Consumer Durables (3.6%):
    31      Clarcor, Inc. .....................     1,366
    48      Ethan Allen Interiors, Inc. .......     1,994
    41      Gentex Corp. ......................     1,797
   262      Goodyear Tire & Rubber Co. (b).....     2,058
    55      La-Z-Boy, Inc. ....................     1,146
   108      Leggett & Platt, Inc. .............     2,339
   128      Smurfit-Stone Container Corp.
              (b)..............................     2,370
    43      Superior Industries International,
              Inc..............................     1,883
   118      Tupperware Corp. ..................     2,042
    30      Winnebago Industries, Inc. ........     2,090
    86      WMS Industries, Inc. (b)...........     2,258
                                                 --------
                                                   21,343
                                                 --------
Consumer Non-Durables (3.5%):
    46      Cintas Corp. ......................     2,292
    39      Coca-Cola Co. .....................     1,997
    37      Colgate Palmolive Co. .............     1,842
    40      Columbia Sportswear Co. (b)........     2,158
    79      ConAgra Foods, Inc. ...............     2,095
    68      Hain Celestial Group, Inc. (b).....     1,588
    58      Kraft Foods, Inc. .................     1,859
    62      NBTY, Inc. (b).....................     1,673
    32      PepsiCo, Inc. .....................     1,483
    89      Sara Lee Corp. ....................     1,930
    35      Wm. Wrigley Jr. Co. ...............     1,984
                                                 --------
                                                   20,901
                                                 --------
Consumer Services (6.6%):
    38      Carnival Corp. ....................     1,512
    42      Cheesecake Factory, Inc. (b).......     1,851
    82      DeVry, Inc. (b)....................     2,064
    33      eBay, Inc. (b).....................     2,112
   113      Extended Stay America, Inc. .......     1,641
   126      Hilton Hotels Corp. ...............     2,161
   111      Hughes Electronics Corp. (b).......     1,837
   123      Interpublic Group of Cos., Inc.
              (b)..............................     1,914
    50      Krispy Kreme Doughnuts, Inc. (b)...     1,847
    59      Lamar Advertising Co., Class A
              (b)..............................     2,206

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    42      New York Times Co., Class A........  $  2,004
    12      News Corp. Ltd. ADR................       376
    44      Outback Steakhouse, Inc. ..........     1,938
   111      Reader's Digest Association,
              Inc.,............................     1,623
            Class A
    64      Sonic Corp. (b)....................     1,951
    48      Starbucks Corp. (b)................     1,582
    54      Univision Communications, Inc.
              (b)..............................     2,128
    56      Viacom, Inc., Class B..............     2,465
     3      Washington Post Co., Class B.......     2,172
    49      Weight Watchers Int'l, Inc. (b)....     1,889
    56      Westwood One, Inc. (b).............     1,926
                                                 --------
                                                   39,199
                                                 --------
Distribution Services (2.4%):
    23      AmerisourceBergen Corp. ...........     1,314
    31      Cardinal Health, Inc. .............     1,915
    32      CDW Corp. .........................     1,846
    28      Henry Schein, Inc. (b).............     1,912
    32      Patterson Dental Co. (b)...........     2,036
    76      Priority Healthcare Corp., Class B
              (b)..............................     1,841
    34      United Natural Foods, Inc. (b).....     1,234
    42      W.W. Grainger, Inc. ...............     1,997
                                                 --------
                                                   14,095
                                                 --------
Electronic Technology (12.3%):
   296      3Com Corp. (b).....................     2,415
    78      Advanced Energy Industries, Inc.
              (b)..............................     2,023
    83      Advanced Fibre Communication, Inc.
              (b)..............................     1,673
   125      Asyst Technologies, Inc. (b).......     2,169
    94      ATMI, Inc. (b).....................     2,183
    90      AVX Corp. .........................     1,503
   203      Axcelis Technologies, Inc. (b).....     2,078
    50      Boeing Co. ........................     2,115
   309      CIENA Corp. (b)....................     2,053
    36      Commonwealth Telephone.............     1,358
            Enterprises, Inc. (b)
   113      Commscope, Inc. (b)................     1,853
   135      Cray, Inc. (b).....................     1,343
    43      Cymer, Inc. (b)....................     1,986
    87      Entegris, Inc. (b).................     1,115
   454      Enterasys Networks, Inc. (b).......     1,704
    65      FLIR Systems, Inc. (b).............     2,361
   505      Gateway, Inc. (b)..................     2,325
   113      Juniper Networks, Inc. (b).........     2,117
   134      KEMET Corp. (b)....................     1,831
    38      KLA-Tencor Corp. (b)...............     2,221
    66      Lam Research Corp. (b).............     2,137
    83      Magma Design Automation, Inc.
              (b)..............................     1,932
   127      Micrel, Inc. (b)...................     1,975
    53      Microchip Technology, Inc. ........     1,781
    58      MKS Instruments, Inc. (b)..........     1,685
   102      Newport Corp. (b)..................     1,685

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 60

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    51      Novellus Systems, Inc. (b).........  $  2,153
    33      Pixar, Inc. (b)....................     2,252
    63      Power Integrations, Inc. (b).......     2,111
    37      Qualcomm, Inc. ....................     2,008
    67      Raytheon Co. ......................     2,010
   206      Silicon Storage Technology, Inc.
              (b)..............................     2,270
   261      Skyworks Solutions, Inc. (b).......     2,267
   449      Sun Microsystems, Inc. (b).........     2,014
   279      TriQuint Semiconductor, Inc. (b)...     1,970
    39      Veeco Instruments, Inc. (b)........     1,095
    53      Waters Corp. (b)...................     1,757
    35      Zebra Technologies Corp., Class
              A(b).............................     2,291
                                                 --------
                                                   73,819
                                                 --------
Energy Minerals (2.2%):
    45      Arch Coal, Inc. ...................     1,409
    67      Brown (Tom), Inc. (b)..............     2,167
    50      Exxon Mobil Corp. .................     2,036
    30      Murphy Oil Corp. ..................     1,976
    46      Noble Energy, Inc. ................     2,062
    69      Unit Corp. (b).....................     1,614
    47      Unocal Corp. ......................     1,726
                                                 --------
                                                   12,990
                                                 --------
Finance (11.7%):
    61      AFLAC, Inc. .......................     2,220
    38      American International Group,
              Inc. ............................     2,501
   183      AmeriCredit Corp. (b)..............     2,918
    46      BB&T Corp. ........................     1,771
    52      Brookline Bancorp, Inc. ...........       793
    63      Catellus Development Corp. ........     1,508
    20      Centerpoint Properties Corp. ......     1,465
   195      Charles Schwab Corp. ..............     2,309
     9      Chicago Mercantile Exchange........       680
    57      ChoicePoint, Inc. (b)..............     2,168
    47      Cincinnati Financial Corp. ........     1,960
    95      CNA Financial Corp. (b)............     2,279
    56      Eaton Vance Corp. .................     2,049
    35      Federal Realty Investment Trust....     1,344
    31      Fifth Third Bancorp................     1,808
    68      First Niagara Financial Group,
              Inc. ............................     1,014
    39      Hartford Financial Services Group,
              Inc. ............................     2,288
    38      Hudson City Bancorp, Inc. .........     1,469
    69      Jefferies Group, Inc. .............     2,269
     6      Markel Corp. (b)...................     1,557
    69      Mellon Financial Corp. ............     2,213
    42      Mercantile Bankshares Corp. .......     1,910
    35      MGIC Investment Corp. .............     2,016
    74      National Commerce Financial Co. ...     2,030
    59      New Plan Excel Realty Trust........     1,467
    51      North Fork Bancorp, Inc. ..........     2,047
    41      Northern Trust Corp. ..............     1,898

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finance, continued:
    29      PMI Group, Inc. ...................  $  1,089
    36      Post Properties, Inc. .............     1,005
    52      ProAssurance Corp. (b).............     1,656
    45      ProLogis...........................     1,431
    45      Provident Financial Services,
              Inc. ............................       854
    50      Southwest Bancorp of Texas.........     1,960
    16      Strayer Education, Inc. ...........     1,721
    52      T. Rowe Price Group, Inc. .........     2,446
    44      TCF Financial Corp. ...............     2,256
    82      Waddell & Reed Financial, Inc.,
              Class A..........................     1,921
    28      Wells Fargo & Co. .................     1,639
    46      Wilmington Trust Corp. ............     1,657
                                                 --------
                                                   69,586
                                                 --------
Health Services (3.9%):
    30      Alcon, Inc. .......................     1,790
   145      Alkermes, Inc. (b).................     1,958
    27      Amsurg Corp. (b)...................     1,038
    58      Centene Corp. (b)..................     1,621
    48      Cerner Corp. (b)...................     1,799
    74      Covance, Inc. (b)..................     1,975
    72      Cyberonics, Inc. (b)...............     2,302
    83      Health Management Associates, Inc.,
              Class A..........................     1,998
    18      Martek Biosciences, Inc. (b).......     1,172
    36      Medicines Co. (b)..................     1,068
    67      NDCHealth Corp. ...................     1,720
    64      Pharmaceutical Product Development,
              Inc. (b).........................     1,739
    35      Renal Care Group, Inc. (b).........     1,436
    45      Wright Medical Group, Inc. (b).....     1,378
                                                 --------
                                                   22,994
                                                 --------
Health Technology (5.4%):
    86      Applera Corp. Applied Biosystems
              Group............................     1,784
   125      CTI Molecular Imaging, Inc. (b)....     2,121
    27      Eli Lilly & Co. ...................     1,917
    89      Esperion Therapeutics, Inc. (b)....     3,076
    35      Forest Laboratories, Inc. (b)......     2,190
    38      Gilead Sciences, Inc. (b)..........     2,203
    92      IVAX Corp. (b).....................     2,197
    39      Medtronic, Inc. ...................     1,898
    42      Millipore Corp. (b)................     1,790
    37      NPS Pharmaceuticals, Inc. (b)......     1,128
    27      Onyx Pharmaceuticals, Inc. (b).....       768
    53      Pfizer, Inc. ......................     1,869
   114      Schering-Plough Corp. .............     1,977
    29      St. Jude Medical, Inc. (b).........     1,803
    28      Taro Pharmaceuticals Industries
              Ltd. (b).........................     1,801
    46      Vicuron Pharmaceuticals, Inc.
              (b)..............................       865

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
    34      Zimmer Holdings, Inc. (b)..........  $  2,426
                                                 --------
                                                   31,813
                                                 --------
Industrial Services (3.2%):
   104      Diamond Offshore Drilling, Inc. ...     2,124
   275      El Paso Corp. .....................     2,254
    72      ENSCO International, Inc. .........     1,969
    38      Jacobs Engineering Group, Inc.
              (b)..............................     1,837
   227      Key Energy Services, Inc. (b)......     2,339
    73      Patterson-UTI Energy, Inc. (b).....     2,397
    80      Rowan Cos., Inc. (b)...............     1,864
   109      Transocean Sedco Forex, Inc. (b)...     2,615
    64      Waste Management, Inc. ............     1,890
                                                 --------
                                                   19,289
                                                 --------
Non-Energy Minerals (1.2%):
    27      Florida Rock Industries, Inc. .....     1,486
    27      Newmont Mining Corp. ..............     1,322
    57      UST, Inc. .........................     2,021
   125      Worthington Industries, Inc. ......     2,245
                                                 --------
                                                    7,074
                                                 --------
Process Industries (3.0%):
    36      Air Products and Chemicals,
              Inc. ............................     1,913
    47      Albemarle Corp. ...................     1,410
    45      Bowater, Inc. .....................     2,078
    31      Cabot Microelectronics Corp. (b)...     1,536
    26      Donaldson Co., Inc. ...............     1,540
    33      Du Pont (EI) de Nemours & Co. .....     1,510
    52      Great Lakes Chemical Corp. ........     1,401
   169      IMC Global, Inc. ..................     1,681
   146      Lyondell Chemical Co. .............     2,474
    97      Packaging Corp. of America.........     2,131
                                                 --------
                                                   17,674
                                                 --------
Producer Manufacturing (4.5%):
    21      American Standard Cos., Inc. (b)...     2,098
    38      AMETEK, Inc. ......................     1,818
    35      Avery Dennison Corp. ..............     1,935
    43      Cummins, Inc. .....................     2,084
    25      Emerson Electric Co. ..............     1,633
    91      Federal Signal Corp. ..............     1,603
    69      General Electric Co. ..............     2,153
    67      Herman Miller, Inc. ...............     1,633
    67      Molex, Inc. .......................     2,333
    36      Parker-Hannifin Corp. .............     2,134
    40      Roper Industries, Inc. ............     1,980
   116      Timken Co. ........................     2,326
   262      Visteon Corp. .....................     2,731
                                                 --------
                                                   26,461
                                                 --------
Retail Trade (6.9%):
    83      99 Cents Only Stores (b)...........     2,259
    97      American Eagle Outfitters, Inc.
              (b)..............................     1,598

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
    63      Bebe Stores, Inc. (b)..............  $  1,632
    49      Bed Bath & Beyond, Inc. (b)........     2,136
    70      Carmax, Inc. (b)...................     2,158
   163      Circuit City Stores, Inc. .........     1,646
    44      Cost Plus, Inc. (b)................     1,819
    41      Dick's Sporting Goods, Inc. (b)....     2,014
    44      Fastenal Co. ......................     2,197
    68      Fred's, Inc. ......................     2,094
    46      Kohl's Corp. (b)...................     2,080
   104      Pep Boys-Manny, Moe & Jack.........     2,389
    80      Petsmart, Inc. ....................     1,907
    46      Target Corp. ......................     1,779
    51      Tiffany & Co. .....................     2,284
    71      Tuesday Morning Corp. (b)..........     2,152
    39      Wal-Mart Stores, Inc. .............     2,076
    58      Walgreen Co. ......................     2,095
    34      Whole Foods Market, Inc. (b).......     2,262
    65      Williams-Sonoma, Inc. (b)..........     2,271
                                                 --------
                                                   40,848
                                                 --------
Technology Services (5.4%):
   119      Acxiom Corp. (b)...................     2,203
    44      Adobe Systems, Inc. ...............     1,725
    58      Automatic Data Processing, Inc. ...     2,315
   184      BEA Systems, Inc. (b)..............     2,264
   200      Borland Software Corp. (b).........     1,942
    66      Cognos, Inc. (b)...................     2,007
    58      Leapfrog Enterprises, Inc. (b).....     1,530
    64      Manhattan Associates, Inc. (b).....     1,760
    39      Mercury Interactive Corp. (b)......     1,895
    83      Microsoft Corp. ...................     2,284
    42      National Instruments Corp. ........     1,921
   167      Oracle Corp. (b)...................     2,209
    54      Paychex, Inc. .....................     2,005
   138      Quest Software, Inc. (b)...........     1,962
   249      WebMD Corp. (b)....................     2,240
    42      Yahoo, Inc. (b)....................     1,914
                                                 --------
                                                   32,176
                                                 --------
Transportation (1.4%):
    54      EGL, Inc. (b)......................       947
    50      Expeditors International of
              Washington, Inc..................     1,897
   125      Kansas City Southern Industries,
              Inc. (b).........................     1,796
   106      Southwest Airlines Co. ............     1,708
    30      United Parcel Service, Inc., Class
              B................................     2,208
                                                 --------
                                                    8,556
                                                 --------
Utilities (4.0%):
    42      Ameren Corp. ......................     1,952
   475      Aquila, Inc. (b)...................     1,611

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 62

ONE GROUP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    45      Consolidated Edison, Inc. .........  $  1,916
    81      DPL, Inc. .........................     1,693
   110      Duquesne Light Holdings, Inc. .....     2,022
    43      Equitable Resources, Inc. .........     1,850
    42      Hawaiian Electric Industries,
              Inc. ............................     1,969
    49      NSTAR..............................     2,375
    61      Philadelphia Suburban Corp. .......     1,357
    36      Piedmont Natural Gas Co., Inc. ....     1,544

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    63      Southern Co. ......................  $  1,894
    95      Southern Union Co. (b).............     1,742
    77      Vectren Corp. .....................     1,886
                                                 --------
                                                   23,811
                                                 --------
  Total Common Stocks                             503,240
                                                 --------
Total (Cost $460,495) (a)                        $503,240
                                                 ========

------------
Percentages indicated are based on net assets of $593,826.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (92.7%):
Argentina (0.4%):
     112    Banco Frances Rio SA (b)..........  $    325
      36    Grupo Financiero Galicia SA (b)...       240
     482    PC Holdings SA (b)................       549
      16    Siderar SA, Class A...............        83
      44    Telecom Argentina SA (b)..........       385
     232    Tenaris SA........................       776
     125    Transportadora de Has Del Sur SA
              (b).............................       113
       8    YPF Sociedad Anonima..............       302
                                                --------
                                                   2,773
                                                --------
Australia (2.7%):
      78    Amcor Ltd. .......................       484
      39    AMP Ltd. .........................       147
      54    Australian Gas Light Co., Ltd. ...       456
      64    BHP Steel Ltd. ...................       271
      92    Boral Ltd. .......................       351
      99    Brambles Industries Ltd. .........       394
     261    Broken Hill Proprietary Co.,
              Ltd. ...........................     2,400
      92    Coca-Cola Amatil Ltd. ............       434
     120    Coles Myer Ltd. ..................       681
      86    Commonwealth Bank of Australia....     1,917
      44    Computershare Ltd. ...............       110
      14    CSL Ltd. .........................       189
      86    CSR Ltd. .........................       120
     189    Foster's Brewing Group Ltd. ......       641
     128    General Property Trust............       289
      39    HHG PLC (b).......................        28
      38    Iluka Resources Ltd. .............       131
      71    James Hardie Industries Ltd. .....       366
      16    Leighton Holdings Ltd. ...........       143
      46    Lend Lease Corp. .................       346
      92    National Australia Bank Ltd. .....     2,073
     119    News Corp., Ltd. .................     1,075
      46    Onesteel Ltd. ....................        70
      34    Origin Energy Ltd. ...............       121
      37    Pacific Dunlop Ltd. ..............       182
      22    Paperlinx Ltd. ...................        82
      62    QBE Insurance Group Ltd. .........       499
      86    Rinker Group Ltd. ................       425
      20    Rio Tinto Ltd. ...................       551
      50    Santos Ltd. ......................       258
      82    Southcorp Holdings Ltd. ..........       167
     129    Stockland Trust Group.............       509
      36    Tabcorp Holdings Ltd. ............       308
     170    Telstra Corp., Ltd. ..............       618
      15    Wesfarmers Ltd. ..................       299
     223    Westfield Trust...................       597
       8    Westfield Trust New Units.........        22
     146    Westpac Banking Corp., Ltd. ......     1,755
      54    WMC Ltd. .........................       270

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Australia, continued:
      84    WMC Resources Ltd. (b)............  $    358
       0    Woolworth Ltd. ...................         3
                                                --------
                                                  20,140
                                                --------
Austria (1.1%):
       6    Boehler Uddeholm AG...............       432
      11    BWT AG............................       205
      10    Ersete Bank Der Oesterreichischen
              Sparkassen AG...................     1,236
       9    Flughafen Wien AG.................       409
       6    Mayr-Melnhof Karton AG............       697
      14    OMV AG............................     2,107
       7    Osterreichische
              Elekrizitaitswirtschafts AG,
              Class A.........................       765
      11    Radex-Heraklith
              Industriebeteiligungs AG (b)....       218
     123    Telekom Austria AG (b)............     1,520
       9    VA Technologie AG (b).............       275
      29    Wienerberger Baustoffindustrie
              AG..............................       775
                                                --------
                                                   8,639
                                                --------
Belgium (1.6%):
      16    Agfa Gevaert NV...................       456
       4    Bekaert SA........................       255
       6    Colrayt SA........................       578
      30    Dexia SA..........................       517
       6    Electrabel SA.....................     1,956
     162    Fortis SA.........................     3,265
      19    Groupe Bruxelles Lambert SA.......     1,076
      25    Interbrew Co. ....................       667
      29    Kredietbank NV....................     1,357
       0    SA D'Ieteren NV...................        82
      13    Solvay SA.........................     1,165
      36    Suez Lyonnaise Des Eaux Strip.....         0
      12    Total Fina SA, Strip (b)..........         0
      19    UCB SA............................       705
       3    Union Miniere Group SA............       210
                                                --------
                                                  12,289
                                                --------
Brazil (0.3%):
  15,175    Centrais Electricas Brasileiras
              SA..............................       255
   9,188    Centrais Geradoras do Sul do
              Brasil SA.......................        26
     205    Companhia de Bebidas das Americas
              (AmBev) SA......................        45
      10    Petroleo Brasileiro SA ADR........       255
      23    Souza Cruz SA.....................       241
      29    Telefonica SA ADR.................     1,274
                                                --------
                                                   2,096
                                                --------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 64

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Chile (0.3%):
      17    Banco Santander Chile SA ADR......  $    406
       9    Cristalerias de Chile SA ADR......       240
      14    Embotelladora Andina SA ADR.......       155
      43    Enersis SA ADR....................       314
      14    Masisa SA ADR.....................       172
       6    Quimica y Minera Chile SA ADR.....       266
      55    Telecomunicaciones de Chile SA
              ADR.............................       819
       5    Vina Concho y Toro SA ADR.........       190
                                                --------
                                                   2,562
                                                --------
China (0.6%):
     420    Beijing Datang Power Generation
              Ltd. ...........................       300
     299    China Mobile Ltd. ................       919
      20    China Mobile Ltd. ADR.............       311
     176    Huaneng Power International,
              Inc. ...........................       305
   1,200    Petrochina Co., Ltd. .............       688
   1,000    Yanzhou Coal Mining Co. ..........     1,010
   1,000    Zhejiang Expressway Co., Ltd. ....       702
                                                --------
                                                   4,235
                                                --------
Denmark (1.0%):
       3    Carlsberg A/S, Class B............       154
       0    D/S Svendborg A/S, Class B........     1,841
       9    Danisco A/S.......................       378
      75    Danske Bank A/S...................     1,748
      12    Falck A/S.........................       246
       6    FLS Industries A/S, Class B (b)...        67
      41    GN Store Nord A/S (GN Great
              Nordic) (b).....................       263
       5    H. Lunbeck A/S....................        83
       7    ISS A/S...........................       330
      33    Novo Nordisk A/S..................     1,344
       9    Novozymes A/S, Class B............       336
      23    TDC A/S...........................       823
                                                --------
                                                   7,613
                                                --------
Finland (0.7%):
      14    Elisa Communications Oyj (b)......       187
      55    Nokia Corp. ADR...................       935
     141    Nokia Oyj, Class A................     2,438
      20    Outokumpu Oyj, Class A............       273
      28    Sampo Insurance Co. ..............       284
      28    Stora Enso Oyj, Class R...........       377
      10    Tieto Corp., Class B..............       274
      19    UPM-Kymmene Corp. ................       370
                                                --------
                                                   5,138
                                                --------
France (8.7%):
      18    Accor SA..........................       797
     100    Alcatel Alsthom SA (b)............     1,283

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
France, continued:
     148    Axa...............................  $  3,168
      80    Banque Nationale de Paris SA......     5,052
       7    BBVA Banco Frances SA (b).........        63
      17    Bouygues SA.......................       583
      10    Business Objects SA (b)...........       349
      11    Cap Gemini Sogeti SA (b)..........       483
      51    Carrefour SA......................     2,820
       6    Casino Guichard-Perrachon SA......       605
      30    Compagnie de Saint-Gobain.........     1,468
       6    Compagnie Francaise d'Etudes et de
              Construction Technip............       640
       7    Dassault Systems SA...............       337
       6    Essilor International SA..........       313
      15    European Aeronautic Defence &
              Space Co. ......................       357
      84    France Telecom SA (b).............     2,410
      12    Groupe Danone SA..................     1,958
       1    Imetal SA.........................       315
       7    L'Air Liquide SA..................     1,201
       8    L'Air Liquide SA, Registered
              Shares (b)......................     1,396
      32    L'Oreal SA........................     2,618
      10    Lafarge SA........................       927
      11    Lagardere S.C.A. .................       641
      25    LVMH (Louis Vuitton Moet Hennessy)
              SA..............................     1,823
      14    Michelin, Class B, Registered
              Shares..........................       626
       7    Pernod-Ricard SA..................       802
       8    Pinault Printemps Redoute SA......       725
      22    PSA Peugeot Citroen SA............     1,120
      10    Publicis Groupe SA................       324
      66    Rhone-Poulenc SA..................     4,382
       6    Sagem SA..........................       623
      40    Sanofi Synthelabo SA..............     2,982
      11    Schneider SA......................       720
       6    Societe BIC SA....................       289
      32    Societe Generale, Class A.........     2,800
      16    Sodexho Alliance SA...............       475
      52    STMicroelectronics NV.............     1,418
      96    Suez Lyonnaise Des Eaux SA........     1,924
      12    Thales SA.........................       388
      17    Thomson Multimedia SA.............       362
      63    Total SA, Class B.................    11,657
       6    Valeo SA..........................       249
       7    Vinci SA..........................       553
      80    Vivendi Universal SA (b)..........     1,950
      20    Wanadoo SA (b)....................       164
                                                --------
                                                  66,140
                                                --------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Germany (12.5%):
       8    Adidas AG.........................  $    866
      50    Allianz AG........................     6,352
      14    Altana AG.........................       846
       2    AMB Generali Holdings AG..........       185
     102    BASF AG...........................     5,765
     124    Bayer AG..........................     3,671
      77    Bayerische Vereinsbank AG (b).....     1,802
       8    Beiersdorf AG, Series ABC.........     1,024
       8    Carbon AG (b).....................       131
       3    CKAG Colonia Konzern AG...........       110
      20    Continental AG....................       751
     163    Daimler-Chrysler AG...............     7,608
     106    Deutsche Bank AG, Registered
              Shares..........................     8,833
      10    Deutsche Boerse AG................       549
      75    Deutsche Post AG..................     1,544
     447    Deutsche Telekom AG (b)...........     8,191
       5    Douglas Holding AG................       131
      25    Epcos AG (b)......................       567
       8    Fresenius Medical Care AG.........       570
       7    Heidelberger Zement AG (b)........       280
       8    Henkel KGaA.......................       626
      19    Hypo Real Estate Holding AG (b)...       478
      45    Infineon Technologies AG (b)......       629
      12    Karstadt Quelle AG................       288
      14    Linde AG..........................       773
      29    Lufthansa AG......................       478
      28    Man AG............................       862
      18    Merck KGaA........................       735
      27    Metro AG..........................     1,209
      18    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares..........................     2,160
      24    Preussag AG.......................       503
      69    RWE AG............................     2,754
      38    SAP AG............................     6,379
      35    Schering AG.......................     1,796
     150    Siemens AG........................    12,067
      68    Thyssen Krupp AG..................     1,355
     116    VEBA AG...........................     7,629
      62    Volkswagen AG.....................     3,483
                                                --------
                                                  93,980
                                                --------
Greece (0.8%):
      22    Alpha Credit Bank SA..............       653
      14    Bank of Piraeus SA................       171
      10    Commercial Bank of Greece SA......       245
      26    Eurobank..........................       502
       5    Folli-Follie SA, Registered
              Shares..........................       141
      19    Hellenic Bottling Co., SA.........       395
      23    Hellenic Petroleum SA.............       202
      10    Hellenic Technodomiki SA..........        63

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Greece, continued:
      58    Hellenic Telecommunication
              Organization....................  $    771
      18    Intracom SA.......................       123
      26    Lambrakis Press SA (b)............       145
      42    National Bank of Greece SA........     1,096
      24    Panafon Hellenic Telecom SA.......       187
      55    Public Power Corp. GDR (b)........     1,360
       8    Titan Cement Co. .................       328
                                                --------
                                                   6,382
                                                --------
Hong Kong (1.1%):
      74    Bank of East Asia Ltd. ...........       226
      80    BOC Hong Kong Holdings Ltd. ......       150
     148    Cathay Pacific Airways Ltd. ......       281
      30    Cheung Kong Holdings Ltd. ........       239
     145    Citic Pacific Ltd. ...............       370
     202    CLP Holdings Ltd. ................       964
     240    Denway Motors Ltd. ...............       255
      88    Hang Seng Bank Ltd. ..............     1,156
     447    Hong Kong & China Gas Co.,
              Ltd. ...........................       682
     210    Hutchison Whampoa Ltd. ...........     1,550
     226    Johnson Electric Holdings,
              Ltd. ...........................       288
     208    Legend Holdings Ltd. .............        89
      68    Li & Fung Ltd. ...................       116
     118    Pacific Century Cyberworks, Ltd.
              (b).............................        76
     104    Sino Land Co. ....................        59
      62    Sun Hung Kai Properties Ltd. .....       513
      45    Swire Pacific Ltd., Class A.......       278
     250    Tan Chong International Ltd. .....        47
      75    Television Broadcasts Ltd. .......       379
      60    Wharf Holdings Ltd. ..............       166
   2,000    Yizheng Chemical Fibre Co. .......       505
                                                --------
                                                   8,389
                                                --------
Hungary (0.5%):
       8    Gedeon Richter Rt.................       900
     270    Matav Rt..........................     1,030
      24    MOL Magyar Olaj-Es Gazipari Rt....       743
     113    OTP Bank Rt (b)...................     1,456
                                                --------
                                                   4,129
                                                --------
India (1.1%):
      74    Arvind Mills Ltd. GDR (b).........       108
      21    Bajaj Auto Ltd. GDR...............       510
      89    Century Textile & Industries Ltd.
              GDR.............................       274
      23    Grasim Industries Ltd. GDR........       513
      19    Great Eastern Shipping Co., Ltd.
              GDR.............................       312
      53    Gujarat Ambuja Cements Ltd. GDR...       354
      17    Hindalco Industries Ltd. GDR......       531
      28    ICICI Bank Ltd. ADR...............       484
      23    Indian Aluminum Co., Ltd. GDR
              (b).............................        81

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 66

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
India, continued:
      19    Indian Hotels Co., Ltd. GDR.......  $    186
      10    Indian Petrochemicals Corp., Ltd.
              GDR.............................       141
      41    Indian Rayon & Industries Ltd. GDR
              (b).............................       240
       8    Infosys Technologies Ltd. ........       727
      17    ITC Ltd. GDR......................       379
      28    Larsen & Toubro Ltd. GDR..........       651
      24    Mahanagar Telephone ADR...........       144
      32    Ranbaxy Laboratories Ltd. GDR.....       820
      49    Reliance Industries Ltd. GDR......     1,221
      13    State Bank of India GDR...........       411
      20    Steel Authority of India, Ltd. GDR
              (b).............................       335
      25    United Phosphorus Ltd. GDR........       261
                                                --------
                                                   8,683
                                                --------
Ireland (0.8%):
     110    Allied Irish Banks PLC............     1,761
      25    Allied Irish Banks PLC............       406
      50    Bank of Ireland PLC...............       682
      43    CRH PLC...........................       883
      17    CRH PLC...........................       356
      11    DCC PLC...........................       151
      34    Elan Corp., PLC (b)...............       237
      67    Independent Newspapers PLC........       160
      38    Irish Life & Permanent PLC........       621
      17    Kerry Group PLC, Class A..........       320
      37    Ryanair Holdings PLC (b)..........       307
                                                --------
                                                   5,884
                                                --------
Israel (0.4%):
       0    Africa-Israel Investments Ltd. ...        66
     129    Bank Hapoalim Ltd. ...............       317
      13    ECI Telecommunications Ltd. (b)...        76
       0    Elco Holdings Ltd. ...............         0
       7    IDB Holding Corp., Ltd. ..........       131
      53    Industrial Buildings Corp. .......        51
     233    Israel Chemicals Ltd. ............       330
       0    Koor Industries Ltd. (b)..........         0
       6    Koor Industries Ltd. ADR (b)......        47
      94    Makhteshim Agan Industries
              Ltd. ...........................       354
      26    Osem Investment Ltd. .............       279
      11    Super-Sol Ltd. ADR (b)............       127
      23    Teva Pharmaceutical Ltd. ADR......     1,294
                                                --------
                                                   3,072
                                                --------
Italy (6.6%):
      40    Alleanza Assicurazioni SpA........       438
     221    Assicurazioni Generali SpA........     5,853
      60    Banc Monte Dei Paschi Di Seina
              SpA.............................       190
     300    Banca Intesa SpA..................       859
     300    Banca Nazionale del Lavoro SpA
              (b).............................       717
      82    Banca Popolare di Milano SpA......       535

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Italy, continued:
     247    Bancario San Paolo di Torino
              SpA.............................  $  3,227
     914    Banco Ambrosiano Veneto SpA.......     3,573
      25    Benetton Group SpA................       285
     296    Bipop-Carire SpA (b)..............       209
      44    Bulgari SpA.......................       404
     152    Capitalia SpA (b).................       446
     411    Enel SpA..........................     2,797
     628    Eni SpA...........................    11,844
      20    Gruppo Editorale L'Espresso SpA...       125
      32    Italcementi SpA...................       397
      17    Luxottica Group SpA...............       294
      13    Marzotto (Gaetano) & Figli SpA....       149
     142    Mediaset SpA......................     1,692
     147    Mediobanca SpA....................     1,591
      39    Mondadori (Arnoldo) Editore SpA...       353
     378    Pirelli & C. SpA..................       384
      81    Riuniune Adriatici de Sicurta
              SpA.............................     1,385
     301    Seat Pagine Gialle SpA (b)........       149
      95    Sirti SpA (b).....................       200
     136    Snam Rete Gas SpA.................       575
      62    Snia SpA..........................       155
     770    Telecom Italia Mobile SpA di
              Risp............................     4,187
   1,439    Telecom Italia SpA (b)............     2,931
      35    Tiscali SpA (b)...................       247
     758    Unicredito Italiano SpA...........     4,094
                                                --------
                                                  50,285
                                                --------
Japan (25.8%):
      54    77th Bank Ltd. ...................       304
      14    Acom Co., Ltd. ...................       614
       3    Aiful Corp. ......................       219
      70    Ajinomoto Co., Inc. ..............       805
      28    Alps Electric Co., Ltd. ..........       410
      38    Amada Co., Ltd. ..................       198
      25    Amano Corp. ......................       181
       9    Aoyama Trading Co., Ltd. .........       178
      79    Asahi Breweries Ltd. .............       720
     166    Asahi Chemical Industry Co.,
              Ltd. ...........................       901
     124    Asahi Glass Co., Ltd. ............     1,018
       5    Autobacs Seven Co., Ltd. .........       124
     236    Bank of Yokohama Ltd. ............     1,097
      12    Benesse Corp. ....................       290
      70    Bridgestone Corp. ................       941
     124    Canon, Inc. ......................     5,774
      44    Casio Computer Co., Ltd. .........       466
       0    Central Japan Railway Co. ........     1,037
     113    Chichibu Onoda Cement Co.,
              Ltd. ...........................       319
      37    Chubu Electric Power Company,
              Inc. ...........................       772
      25    Chugai Pharmaceutical Co.,
              Ltd. ...........................       358
      53    Citizen Watch Co., Ltd. ..........       487

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      19    COMSYS Holdings Corp. (b).........  $    122
      24    Credit Saison Co., Ltd. ..........       540
      11    CSK Corp. ........................       397
      98    Dai Nippon Printing Co., Ltd. ....     1,376
      34    Dai-Ichi Pharmaceuticals Co.,
              Ltd. ...........................       613
      53    Daicel Chemical Industries
              Ltd. ...........................       219
      30    Daikin Industries Ltd. ...........       693
      37    Daimura, Inc. ....................       205
     103    Dainippon Ink & Chemicals,
              Inc. ...........................       196
      17    Daito Trust Construction Co.,
              Ltd. ...........................       516
      64    Daiwa House Industry Co., Ltd. ...       681
     161    Daiwa Securities Co., Ltd. .......     1,095
      86    Denki Kagaku Kogyo Kabushiki
              Kaisha Co., Ltd. ...............       277
      80    Denso Corp. ......................     1,577
      45    Dianippon Screen Manufacturing
              Co., Ltd. (b)...................       308
       0    East Japan Railway Co. ...........     2,281
      37    Ebara Corp. ......................       161
      33    Eisai Co., Ltd. ..................       890
      15    Fanuc Co., Ltd. ..................       911
       7    Fast Retailing Co., Ltd. .........       425
      42    Fuji Photo Film Co., Ltd. ........     1,356
       0    Fuji Television Network, Inc. ....       271
      48    Fujikura Ltd. ....................       283
      14    Fujisawa Pharmaceutical Co.,
              Ltd. ...........................       298
     217    Fujitsu Ltd. .....................     1,280
      42    Furukawa Electric Co., Ltd. ......       140
      81    Gunma Bank Ltd. ..................       362
      31    Gunze Ltd. .......................       140
      30    Hankyu Department Stores, Inc. ...       201
       5    Hirose Electric Co., Ltd. ........       562
     356    Hitachi Ltd. .....................     2,146
      81    Honda Motor Co., Ltd. ............     3,607
      15    House Foods Corp. ................       170
      16    Hoya Corp. .......................     1,478
      25    Isetan Co., Ltd. .................       275
      59    Ishihara Sangyo Kaisha Ltd. (b)...       118
      80    Ishikawajima-Harima Heavy
              Industries Co. Ltd. ............       114
      54    ITO-Yokado Co., Ltd. .............     1,698
     171    Itochu Corp. .....................       565
      84    Japan Airlines System Corp. ......       222
      62    JFE Holdings, Inc. ...............     1,703
      32    JGC Corp. ........................       334
      33    JUSCO Co., Ltd. ..................     1,105
     118    Kajima Corp. .....................       383
      31    Kamigumi Co., Ltd. ...............       219
      91    Kanebo Ltd. (b)...................        92
      43    Kaneka Corp. .....................       321

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      92    Kansai Electric Power Co.,
              Inc. ...........................  $  1,603
      75    Kao Corp. ........................     1,526
     177    Kawasaki Heavy Industries Ltd. ...       218
      97    Kawasaki Kisen Kaisha Ltd. .......       482
      95    Keihin Electric Express Railway
              Co., Ltd. ......................       557
       1    Keyence Corp. ....................       211
      24    Kikkoman Corp. ...................       171
      45    Kinden Corp. .....................       212
     197    Kinki Nippon Railway Co., Ltd.
              (b).............................       593
     109    Kirin Brewery Co., Ltd. ..........       930
      20    Kokuyo Co., Ltd. .................       217
     166    Komatsu Ltd. .....................     1,053
      10    Komori Corp. .....................       148
      16    Konami Co., Ltd. .................       472
      34    Konica Corp. .....................       457
      29    Koyo Seiko Co., Ltd. .............       298
     160    Kubota Corp. .....................       660
      46    Kuraray Co., Ltd. ................       388
      18    Kurita Water Industries Ltd. .....       217
       5    Kyocera Corp. ....................       300
      99    Kyowa Hakko Kogyo Co., Ltd. ......       630
       3    Lawson, Inc. .....................       102
       1    Mabuchi Motor Co. Ltd. ...........        77
      17    Makita Corp. .....................       170
      41    Marui Co., Ltd. ..................       516
     244    Matsushita Electric Industrial
              Co.,............................     3,374
            Ltd.
     200    Matsushita Electric Works,
              Ltd. ...........................     1,797
      42    Meiji Milk Products Co., Ltd. ....       180
      40    Meiji Seika Kaisha Ltd. ..........       161
       0    Millea Holdings, Inc. ............     2,939
      44    Minebea Co., Ltd. ................       223
     232    Mitsubishi Chemical Corp. ........       604
     162    Mitsubishi Corp. .................     1,717
     231    Mitsubishi Electric Corp. ........       959
     140    Mitsubishi Estate Co., Ltd. ......     1,327
      68    Mitsubishi Gas Chemical Co.,
              Inc. ...........................       232
     396    Mitsubishi Heavy Industries
              Ltd. ...........................     1,101
      30    Mitsubishi Logistics Corp. .......       249
     135    Mitsubishi Materials Corp. (b)....       208
     101    Mitsubishi Rayon Co., Ltd. .......       379
       0    Mitsubishi Tokyo Financial Group,
              Inc. ...........................     2,894
     182    Mitsui & Co., Ltd. ...............     1,466
      20    Mitsui Chemicals, Inc. ...........       117
     118    Mitsui Engineering & Shipbuilding
              Co., Ltd. ......................       195
     200    Mitsui Fudosan Co., Ltd. .........     1,806

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 68

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
     182    Mitsui Marine & Fire Insurance
              Co., Ltd. ......................  $  1,494
      68    Mitsui Mining & Smelting Co.,
              Ltd. ...........................       282
     170    Mitsui OSK Lines, Ltd. ...........       830
      59    Mitsukoshi, Ltd. (b)..............       240
      50    Mitsumi Electric Co., Ltd. .......       551
      11    Murata Manufacturing Co., Ltd. ...       583
       8    Namco Ltd. .......................       219
     133    NEC Corp. ........................       979
      25    NEC Electronics Corp. (b).........     1,829
      48    NGK Insulators Ltd. ..............       358
      31    NGK Spark Plug Co., Ltd. .........       251
      49    Nichirei Corp. ...................       159
       1    Nidec Corp. ......................        95
     172    Nikko Securities Co., Ltd. .......       958
      19    Nikon Corp. (b)...................       286
      13    Nintendo Co., Ltd. ...............     1,250
     123    Nippon Express Co., Ltd. .........       581
      14    Nippon Meat Packers, Inc. ........       137
      78    Nippon Minings Holdings, Inc. ....       270
     216    Nippon Oil Co., Ltd. .............     1,100
      67    Nippon Sheet Glass Co., Ltd. .....       196
      24    Nippon Shokubai K.K. Co., Ltd. ...       182
     777    Nippon Steel Co., Ltd. ...........     1,668
       1    Nippon Telegraph and Telephone
              Corp. ..........................     4,178
       0    Nippon Unipac Holding.............       537
     135    Nippon Yusen Kabushiki Kaisha.....       611
      39    Nishimatsu Construction Corp. ....       129
     298    Nissan Motor Co., Ltd. ...........     3,403
      42    Nisshinbo Industries, Inc. .......       234
      14    Nissin Food Products Co., Ltd. ...       349
      21    Nitto Denko Corp. ................     1,133
     285    Nomura Securities Co., Ltd. ......     4,853
      69    NSK Ltd. .........................       252
      63    NTN Corp. ........................       300
       0    NTT Data Corp. ...................       378
       3    NTT Docomo, Inc. .................     7,522
      81    Obayashi Corp. ...................       362
     106    Oji Paper Co., Ltd. ..............       687
      38    Okumura Corp. ....................       162
      29    Olympus Optical Co., Ltd. ........       629
      34    Omron Corp. ......................       690
      22    Onward Kashiyama Co., Ltd. .......       267
       3    Oracle Corp. Japan................       155
      11    Orix Corp. .......................       885
     290    Osaka Gas Co., Ltd. ..............       785
      14    Pioneer Electronic Corp. .........       387
      14    Promise Co., Ltd. ................       610
      94    Ricoh Co. Ltd. ...................     1,855

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      16    Rohm Co., Ltd. ...................  $  1,828
      22    Sanden Corp. .....................       135
      35    Sankyo Co., Ltd. .................       658
     329    Sanyo Electric Co., Ltd. .........     1,719
      36    Sapporo Breweries Ltd. ...........        99
      30    Secom Co., Ltd. ..................     1,120
      17    Sega Enterprises Ltd. (b).........       161
      27    Seino Transportation Co., Ltd. ...       223
      69    Sekisui Chemical Co., Ltd. .......       352
      61    Sekisui House Ltd. ...............       630
      52    Seven-Eleven Japan Ltd. ..........     1,577
     127    Sharp Corp. ......................     2,004
       7    Shimachu Co., Ltd. ...............       133
      16    Shimano, Inc. ....................       331
      77    Shimizu Corp. ....................       293
      46    Shin-Etsu Chemical Co. ...........     1,896
      53    Shionogi & Co., Ltd. .............       987
      48    Shisiedo Co., Ltd. ...............       584
     133    Showa Denko K.K...................       299
      14    Skylark Co., Ltd. ................       228
       8    SMC Corp. ........................       958
      29    Snow Brand Milk Products Co., Ltd.
              (b).............................        82
      11    Softbank Corp. ...................       337
      53    Sompo Japan Insurance, Inc. ......       436
     121    Sony Corp. .......................     4,178
       6    Stanley Electric Co., Ltd. .......       116
     177    Sumitomo Chemical Co. ............       730
     123    Sumitomo Corp. ...................       917
      85    Sumitomo Electric Industries
              Ltd. ...........................       760
     113    Sumitomo Heavy Industries Ltd.
              (b).............................       256
      73    Sumitomo Metal Mining Co.,
              Ltd. ...........................       542
       0    Sumitomo Mitsui Financial Group,
              Inc. ...........................     1,257
      59    Sumitomo Osaka Cement Co.,
              Ltd. ...........................       116
     150    Sumitomo Trust & Banking Co.,
              Ltd. ...........................       882
      35    Taisho Pharmaceutical Co.,
              Ltd. ...........................       626
      25    Takara Shuzo Co., Ltd. ...........       234
      39    Takashimaya Co., Ltd. ............       278
     110    Takeda Chemical Industries
              Ltd. ...........................     4,362
       3    Takefuji Corp. ...................       137
      14    Takuma Co., Ltd. .................        76
     105    Teijin Ltd. ......................       309
      76    Teikoku Oil Co., Ltd. ............       382
      10    Terumo Corp. .....................       190
      17    TKD Corp. ........................     1,225
     116    Tobu Railway Co., Ltd. ...........       415
      23    Toho Co. .........................       293
      90    Tohoku Electric Power Co.,
              Inc. ...........................     1,499
      17    Tokyo Broadcasting System,
              Inc. ...........................       271

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
     114    Tokyo Electric Power Co., Ltd. ...  $  2,495
      19    Tokyo Electron Ltd. ..............     1,451
     340    Tokyo Gas Co., Ltd. ..............     1,212
      14    Tokyo Style Co., Ltd. ............       151
      66    Tokyu Corp. ......................       339
      91    Toppan Printing Co., Ltd. ........       947
     171    Toray Industries, Inc. ...........       715
     176    Toshiba Corp. ....................       667
      77    Tosoh Corp. ......................       257
      44    Tostem Inax Holding Corp. ........       850
      48    Toto Ltd. ........................       402
      26    Toyo Seikan Kaisha Ltd. ..........       362
     118    Toyobo Ltd. ......................       258
       4    Toyoda Gosei......................       115
     328    Toyota Motor Corp. ...............    11,073
       3    Trans Cosmos, Inc. (b)............        82
       7    Trend Micro, Inc. (b).............       188
     116    Ube Industries Ltd. ..............       233
       0    UFJ Holdings, Inc. ...............     1,442
       9    Uni-Charm Corp. ..................       418
      22    UNY Co., Ltd. ....................       226
      18    Wacoal Corp. .....................       148
       0    West Japan Railway Co. ...........       275
       5    Yakult Honsha Co., Ltd. ..........        78
      22    Yamaha Corp. .....................       432
      29    Yamanouchi Pharmaceutical Co.,
              Ltd. ...........................       910
      50    Yamato Transport Co., Ltd. .......       589
      27    Yamazaki Baking Co., Ltd. ........       224
      49    Yokogawa Electric Corp. ..........       708
                                                --------
                                                 194,494
                                                --------
Luxembourg (0.1%):
      24    Arcelor...........................       422
                                                --------
Mexico (0.6%):
      32    Alfa SA de CV, Class A............        97
     578    America Movil SA de CV............       796
      13    Apasco SA de CV...................       107
      27    Cemex SA de CV, Series CPO........       143
     209    Cifra SA de CV, Series V..........       596
      21    Compania Cervezas Unidas SA ADR...       460
      39    Controladora Comercial Mexicana SA
              de CV -- UB (b).................         0
      25    Controladora Comercial Mexicana SA
              de CV -- UBC....................        25
      60    Empresas ICA Sociedad Controladora
              SA de CV (b)....................        14
      40    Fomento Economico Mexicano SA.....       148
      40    Grupo Carso SA de CV, Series
              A-1.............................       139
      33    Grupo Continental SA..............        56
       7    Grupo Elektra SA de CV............        37

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Mexico, continued:
     240    Grupo Financiero BBVA Bancomer SA
              de CV, Series B (b).............  $    205
      33    Grupo Mexico SA de CV, Class B
              (b).............................        85
      85    Grupo Modelo SA, Series C.........       203
     160    Grupo Televisa SA, Series CPO.....       319
      32    Industrias Penoles SA, Series
              CP..............................       142
      65    Kimberly-Clark de Mexico SA de CV,
              Class A.........................       167
     166    Telefonos de Mexico SA, Series
              A...............................       274
     328    Telefonos de Mexico SA, Series
              L...............................       543
      40    US Commercial Corp. SA de CV
              (b).............................        16
      30    Vitro SA..........................        29
                                                --------
                                                   4,601
                                                --------
Netherlands (2.5%):
      93    ABN AMRO Holding NV...............     2,182
      62    Aegon NV..........................       917
      15    Akzo Nobel NV.....................       564
      20    ASM Lithography Holding NV (b)....       397
      37    Elsevier NV.......................       453
      17    Heineken NV.......................       649
       2    IHC Caland NV.....................       108
     101    ING Groep NV......................     2,358
      15    Koninklijke Ahold NV (b)..........       116
      92    Koninklijke KPN NV (b)............       707
      68    Philips Electronics NV............     1,971
     110    Royal Dutch Petroleum Co. ........     5,786
      12    TNT Post Groep NV.................       293
      31    Unilever NV.......................     2,031
      10    Verenigde Nederalndse
              Uitgeversbedrijven NV...........       317
      18    Wolters Kluwer CVA................       279
                                                --------
                                                  19,128
                                                --------
New Zealand (0.4%):
     268    Carter Holt Harvey Ltd. ..........       331
     171    Fisher & Paykel Appliances &
              Holdings Ltd. ..................       430
      32    Fisher & Paykel Industries
              Ltd. ...........................       266
     104    Fletcher Building Ltd. ...........       290
      27    Fletcher Challenge Forestry Ltd.
              (b).............................        24
      73    Lion Nathan Ltd. .................       327
     434    Telecom Corp. of New Zealand
              Ltd. ...........................     1,531
                                                --------
                                                   3,199
                                                --------
Norway (1.2%):
       1    Aker Kvaerner ASA (b).............        22
     111    Den Norske Bank ASA...............       741
      25    Frontline Ltd. ...................       648
     140    Golar LNG Ltd. (b)................     2,011
      14    Hafslund ASA, Class A (b).........        75

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 70

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Norway, continued:
      43    Hafslund ASA, Class B (b).........  $    225
      25    Norsk Hydro ASA...................     1,544
      30    Norske Skogsindustrier ASA........       569
      51    Orkla ASA, Series A...............     1,143
      16    Schibsted ASA.....................       275
      13    Smedvig ASA, Class A..............        99
      80    Statoil ASA.......................       899
      62    Storebrand ASA (b)................       403
      77    Telenor ASA.......................       503
      43    Tomra Systems ASA.................       257
                                                --------
                                                   9,414
                                                --------
Philippines (0.3%):
   2,103    Ayala Land, Inc. .................       231
     250    Bank of Philippine Islands........       209
   1,526    Filinvest Land, Inc. (b)..........        28
     137    International Container Terminal
              Services, Inc. .................         8
      85    Manila Electric Co., Class B
              (b).............................        37
     444    Metropolitan Bank & Trust Co. ....       220
   1,928    Petron Corp. .....................        78
      37    Philippine Long Distance Telephone
              Co. (b).........................       646
     219    San Miguel Corp., Class B.........       253
   3,802    SM Prime Holdings, Inc. ..........       445
      35    Union Bank Philippines............        16
                                                --------
                                                   2,171
                                                --------
Portugal (0.6%):
     184    Banco Commercial Portuguese SA....       411
      22    Banco Espirito Santo e Commerical
              de Lisboa SA, Registered
              Shares..........................       353
     175    BPI-SGPS SA, Registered Shares....       643
      63    Brisa Auto-Estradas SA............       421
      78    Cimpor Cimentos de Portugal SA....       405
     232    Electricidade de Portugal SA......       612
      14    Estabelecimentos Jeronimo Martins
              & Filho SA (b)..................       186
     177    Portugal Telecom SA...............     1,783
     112    Sonae SGPS SA (b).................        93
                                                --------
                                                   4,907
                                                --------
Singapore (0.6%):
     106    Capitaland Ltd. ..................        97
      65    City Developments Ltd. ...........       232
       5    Creative Technology Ltd. .........        53
      13    Cycle & Carriage Ltd. ............        45
      75    DBS Group Holdings Ltd. ..........       648
      40    Haw Par Corp., Ltd. ..............       105

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Singapore, continued:
      86    Keppel Corp. .....................  $    309
     176    Neptune Orient Lines Ltd. (b).....       224
      63    Oversea Chinese Banking Corp.,
              Ltd. ...........................       446
      31    Oversea Chinese Banking Corp.,
              Ltd. (b)........................        19
     104    Parkway Holdings Ltd. ............        60
     150    Sembcorp Industries Ltd. .........       111
      70    Singapore Airlines Ltd. ..........       462
      44    Singapore Press Holdings Ltd. ....       494
     501    Singapore Telecommunications
              Ltd. ...........................       578
      65    United Overseas Bank Ltd. ........       506
      30    Venture Manufacturing Ltd. .......       353
                                                --------
                                                   4,742
                                                --------
South Africa (0.6%):
      48    African Oxygen Ltd. ..............       142
      32    Amalgamated Banks of South Africa
              Ltd. ...........................       200
       6    AngloGold Ltd. ...................       270
       8    Anglovaal Industries Ltd. ........        21
       2    Astral Foods Ltd. ................         9
      13    Barlow Ltd. ......................       140
     231    Dimension Date Holdings PLC (b)...       156
      24    Driefontein Consolidated Ltd. ....       348
       1    Edgars Consolidated Stores
              Ltd. ...........................        23
     342    Firstrand Ltd. ...................       457
      12    Imperial Holdings Ltd. ...........       123
       2    Investec Ltd. ....................        30
      14    Iscor Ltd. .......................        61
      14    Kumba Resources Ltd. .............        78
      15    Liberty Life Association of Africa
              Ltd. ...........................       124
      31    Murray & Roberts Holdings Ltd. ...        63
      19    Nampak Ltd. ......................        37
      13    Nedcor Ltd. ......................       120
      33    New Africa Capital Ltd. ..........        34
      13    Pepkor Ltd. ......................        22
      24    Rembrandt Group Ltd. .............        75
      24    Remgro Ltd. ......................       251
       7    Rustenburg Platinum Holdings
              Ltd. ...........................       284
      13    Sappi Ltd. .......................       170
      37    Sasol Ltd. .......................       529
      19    Shoprite Holdings Ltd. ...........        27
      33    South African Breweries Ltd. .....       340
      72    Sun International Ltd. ...........        32
       9    Tiger Oats Ltd. ..................       101
       5    Western Areas Gold Mining Ltd.
              (b).............................        29
                                                --------
                                                   4,296
                                                --------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
South Korea (0.7%):
       3    Cheil Communications, Inc. (b)....  $    363
      20    Daelim Industrial Co. (b).........       705
      30    Daewoo Shipbuilding & Marine
              Engineering Co., Ltd. (b).......       385
      12    Daishin Securities Co. ...........       171
      10    Hyundai Precision Industry Co.
              (b).............................       538
       7    LG Chem Ltd. (b)..................       323
       3    LG Electronics, Inc. (b)..........       148
       5    Pohang Iron & Steel Co., Ltd. ....       684
       3    Samsung Electronics Co. ..........       946
      10    Samsung Fire & Marine Insurance
              Co., Ltd. ......................       575
       1    Shinsegae Department Store Co.
              (b).............................       243
       2    SK Telecom Co., Ltd. .............       251
                                                --------
                                                   5,332
                                                --------
Spain (4.3%):
       8    Acerinox SA, Registered Shares....       396
      15    ACS (Actividades de Construccion y
              Servicios) SA...................       743
       5    Altadis SA........................       142
      16    Amadeus Global Travel Distribution
              SA, Class A.....................       104
       2    Antena 3 Television SA (b)........        75
      20    Avertis Infraestructurassa SA.....       302
     353    Banco Bilbao Vizcaya Argentina
              SA..............................     4,874
     526    Banco Santander Central Hispano
              Americano SA....................     6,227
      13    Corporacion Financiara Alba SA....       388
      34    Corporacion Mapfre SA.............       483
      55    Empresa Nacional de Electricidad
              SA (b)..........................       648
      99    Endesa SA.........................     1,906
      10    Fomento de Construcciones y
              Contratas SA....................       356
      33    Gas Natural SDG SA................       781
     109    Iberdrola SA......................     2,154
       6    Industria de Diseno Textil SA.....       122
       7    Inmobiliaria Metro SA.............       228
     134    Repsol SA.........................     2,603
      16    Sociedad General de Aquas de
              Barcelona SA....................       245
      34    Tabacalera SA.....................       956
     505    Telefonica SA.....................     7,408
      19    Telefonica SA.....................       279
      22    Telepizza SA (b)..................        34
      30    Union Electric Fenosa SA..........       564
      15    Vallehermoso SA...................       227
                                                --------
                                                  32,245
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Sweden (1.6%):
      11    Atlas Copco AB, Series A..........  $    399
      11    Drott AB..........................       213
      23    Electrolux AB, Series B...........       510
      25    Gambro AB, Class A................       207
      21    Hennes & Mauritz AB, Class B......       499
   1,150    LM Ericsson AB, Series B (b)......     2,061
     232    Nordea AB.........................     1,741
      39    Nordea AB.........................       291
      68    Nordic Baltic Holding AB..........       514
      14    Sandvik AB........................       483
      34    Securitas AB, Class B.............       461
      66    Skandiaviska Enskilda Banken AB,
              Class A.........................       969
      21    Skanska AB, Class B...............       185
       7    SKF AB, Series B..................       274
      19    Svenska Cellulosa AB, Series B....       776
      49    Svenska Handelsdanken AB, Class
              A...............................     1,005
     122    Telia AB..........................       636
       8    Trelleborg AB, Series B...........       129
      19    Volvo AB, Class B.................       576
                                                --------
                                                  11,929
                                                --------
Switzerland (1.8%):
       7    Adecco SA, Registered Shares......       419
       6    Converium Holding AG..............       319
      28    Credit Suisse Group...............     1,038
       0    Givaudan AG.......................       101
      10    Nestle SA.........................     2,473
      72    Novartis AG.......................     3,259
       3    Roche Holding AG..................       416
      18    Roche Holding AG..................     1,795
       0    Societe Generale de Surveillance
              Holdings SA.....................       257
       8    Swiss Reinsurance Corp.,
              Registered Shares...............       527
       1    Swisscom AG, Registered Shares....       333
       3    Syngenta AG.......................       227
      12    The Swatch Group AG, Registered
              Shares..........................       274
      32    UBS AG, Registered Shares.........     2,197
       2    Zurich Financial Services AG......       318
                                                --------
                                                  13,953
                                                --------
Taiwan (0.3%):
     338    Asustek Computer, Inc. ...........       746
   2,675    Far Eastern Textile Ltd. .........     1,315
     700    Taiwan Mask Corp. ................       357
                                                --------
                                                   2,418
                                                --------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 72

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Thailand (1.2%):
     242    Advance Agro PCL (b)..............  $    189
     100    Advanced Info Service PCL.........       213
     400    Bangkok Bank PCL (b)..............     1,161
     144    Electricity Generating PCL........       348
     139    Hana Microelectronics PCL.........       439
     570    I.C.C. International PCL..........       489
     127    Italian-Thai Development PCL
              (b).............................       441
     471    Nation Multimedia Group PCL,
              Foreign Registered Shares.......       216
     153    PTT Exploration & Production
              PCL.............................     1,035
      57    Serm Suk Co., Ltd. ...............        45
     742    Shin Corp., PCL...................       730
     210    Siam Cement PCL...................     1,464
   1,451    TelecomAsia Corp., PCL, Foreign
              Registered Shares (b)...........       264
     600    Thai Farmers Bank PCL (b).........     1,060
   1,761    Thai Rung Union Car PCL...........       658
      73    Tipco Asphalt PCL (b).............       101
     307    United Broadcasting Corp., PCL
              (b).............................       221
                                                --------
                                                   9,074
                                                --------
Turkey (0.9%):
  58,824    Akbank AS.........................       308
  45,270    Akcansa Cimento AS................       130
   4,679    Aksa Akrilik Kimya Sanayii AS.....        49
 226,667    Aksigorta AS......................       766
   4,880    Alarko Holding AS.................       130
  15,832    Anadolu Efes Biracilik ve Malt
              Sanayii AS......................       199
  44,303    Arcelik AS........................       246
  43,022    Aygaz AS (b)......................       119
 181,771    Cimsa Cimento Sanayii ve Ticaret
              AS..............................       443
  14,144    Eczacibasi Ilac Sanayii ve Ticaret
              AS (b)..........................        73
  10,971    Eregli Demir ve Celik Fabrikalari
              Sanayii ve Ticaret AS (b).......       324
   3,235    Goodyear Lastikleri Sanayii ve
              Ticaret AS (b)..................        32
  16,263    Migros Turk Sanayii ve Ticaret
              AS..............................       233
   1,525    Netas-Northern Elektrik
              Telekomunikasyon AS.............        43
  65,660    Otosan Otomobil Sanayii ve Ticaret
              AS (b)..........................       439
  64,967    Tofas Turk Otomobil Fabrikas
              Sanayii ve Ticaret AS (b).......       143
  50,662    Trakya Cam Sanayii AS.............       112
  14,000    Tupras Turkiye Petrol Rafinerileri
              AS..............................       117
  12,750    Turk Demir Dokum Fabrikalari
              Sanayii ve Ticaret AS...........        28

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Turkey, continued:
 214,099    Turkiye Garanti Bankasi Sanayii ve
              Ticaret AS (b)..................  $    625
 274,355    Turkiye Is Bankasi Sanayii ve
              Ticaret AS, Class C (b).........     1,113
 237,415    Vestel Elektronik Sanayii ve
              Ticaret AS (b)..................       997
 232,062    Yapi ve Kredi Bankasi Sanayii ve
              Ticaret AS (b)..................       479
                                                --------
                                                   7,148
                                                --------
United Kingdom (8.0%):
      24    3I Group PLC......................       262
     791    Amoco BP PLC......................     6,418
      51    Anglo American PLC................     1,084
      48    BAA PLC...........................       425
     103    BAE Systems PLC...................       309
     185    Barclays PLC......................     1,651
      20    Barratt Developments PLC..........       194
     146    BG Group PLC......................       751
      44    Boots Group PLC...................       541
      43    Brambles Industries PLC...........       158
      58    British American Tobacco PLC......       795
      29    British Land Co., PLC.............       303
      50    British Sky Broadcasting Group PLC
              (b).............................       631
     306    British Telecommunications Group
              PLC.............................     1,031
      85    Cadbury Schweppes PLC.............       621
      35    Canary Wharf Group PLC (b)........       167
       9    Carnival PLC......................       354
     144    Centrica PLC......................       544
      72    Commercial Union PLC..............       632
      68    Compass Group PLC.................       464
     120    Diageo PLC........................     1,583
      76    Dixons Group PLC..................       189
      29    Electrocomponents PLC.............       170
      54    EMI Group PLC.....................       152
     200    Energis PLC (b)...................         0
      43    GKN PLC...........................       207
     217    Glaxosmithkline PLC...............     4,979
     107    Granada Compass PLC...............       234
      41    Great Universal Stores PLC........       568
      47    Hanson PLC........................       348
     115    Hays PLC..........................       248
     142    HBOS PLC..........................     1,836
     343    HSBC Holdings PLC.................     5,388
      57    Imperial Chemical Industries
              PLC.............................       202
      10    Imperial Tobacco PLC..............       197
      30    Intercontinental Hotels Group
              PLC.............................       286
     175    Invensys PLC (b)..................        57
      81    J Sainsbury PLC...................       451

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
       9    Kesa Electricals PLC..............  $     41
     113    Kidde PLC.........................       215
      39    Kingfisher PLC....................       196
      69    Ladbroke Group PLC................       279
      18    Land Securites Group PLC..........       326
     189    Legal & General Group PLC.........       339
     174    Lloyds TSB Group PLC..............     1,394
      38    Logica PLC........................       175
      80    Marks & Spencer Group PLC.........       415
      57    Misys PLC.........................       215
      21    Mitchells & Butlers PLC...........        86
     161    MMO2 PLC (b)......................       222
     130    National Grid Group PLC...........       929
      50    National Power PLC (b)............       111
      29    Nycomed Amersham PLC..............       399
      36    Pearson PLC.......................       396
      45    Peninsular & Oriental Steam
              Navigation Co., PLC.............       184
      59    Pilkington PLC....................       101
      80    Prudential Corp., PLC.............       672
      38    Rank Group PLC....................       189
       6    Reckitt & Colman PLC..............       136
      52    Reed International PLC............       438
      97    Rentokil Initial PLC..............       331
      65    Reuters Group PLC.................       271
      32    Rexam PLC.........................       244
      43    Rio Tinto PLC.....................     1,174
      29    Rolls Royce Group PLC.............        92
      98    Royal Bank of Scotland Group
              PLC.............................     2,893
       5    Schroders PLC.....................        58
      56    Scottish Power PLC................       371
     150    Shell Transportation & Trading
              Co., PLC........................     1,116
      33    Smiths Industries PLC.............       390
      30    Taylor Woodrow PLC................       145
     295    Tesco PLC.........................     1,363
      63    The Sage Group PLC................       199
     100    Unilever PLC......................       929
   2,326    Vodafone Group PLC................     5,766
      47    Woolworths Group PLC..............        37
      49    WPP Group PLC.....................       482
      58    Zeneca PLC........................     2,786
                                                --------
                                                  60,535
                                                --------
United States (0.0%):
       4    Carnival Corp., Class A...........       162
                                                --------
  Total Common Stocks                            702,599
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
CORPORATE BONDS (0.0%):
United Kingdom (0.0%):
      19    BG Transco Holdings PLC, 7.06%,
              12/14/09........................  $     34
      19    BG Transco Holdings PLC, 4.19%,
              12/14/22........................        42
      19    BG Transco Holdings PLC, 7.00%,
              12/16/24........................        40
                                                --------
  Total Corporate Bonds                              116
                                                --------
CONVERTIBLE BONDS (0.0%):
Portugal (0.0%):
      11    Banco Comercial Portuguese........         1
                                                --------
  Total Convertible Bonds                              1
                                                --------
ISHARES (1.2%):
Germany (0.1%):
      68    MSCI Germany Index Fund...........     1,101
                                                --------
Hong Kong (0.1%):
      70    MSCI Hong Kong Index Fund.........       700
                                                --------
Japan (0.5%):
     380    MSCI Japan Index Fund.............     3,663
                                                --------
Singapore (0.0%):
      15    MSCI Singapore Index Fund.........        90
                                                --------
Taiwan (0.5%):
     330    MSCI Taiwan Index Fund............     3,706
                                                --------
  Total iShares                                    9,260
                                                --------
PREFERRED STOCKS (1.0%):
Australia (0.1%):
     119    News Corp., Ltd. .................       897
                                                --------
Brazil (0.7%):
   1,035    AmBev Cia Bebid SA................       265
      70    Aracruz Celulose SA...............       257
  69,398    Banco Bradesco SA.................       366
   8,230    Banco Itau Holding Financeira
              SA..............................       819
  55,695    Bradespar SA......................        24
   6,114    Companhia Brasileira de
              Distribuicao Grupo Pao de Acucar
              SA..............................       149
   3,835    Companhia Energetica de Minas
              Gerais SA.......................        70
       0    Companhia Paulista de Forca e Luz
              SA (b)..........................         0
      21    Companhia Vale do Rio Doce SA,
              Series A........................     1,054
      49    Petroleo Brasileiro SA............     1,307
   9,577    Tele Centro Sul Participacoes
              SA..............................        72
  13,410    Tele Norte Leste Participacoes
              SA..............................       211

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 74

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
PREFERRED STOCKS, CONTINUED:
Brazil, continued:
  27,580    Telesp Celular Participacoes SA
              (b).............................  $     72
   3,218    Uniao de Bancos Brasileir SA......        68
   3,000    Votorantim Celulose e Papel SA....       190
                                                --------
                                                   4,924
                                                --------
Germany (0.2%):
       1    Porsche AG........................       769
      11    RWE AG............................       374
      16    Volkswagen AG.....................       589
                                                --------
                                                   1,732
                                                --------
  Total Preferred Stocks                           7,553
                                                --------
RIGHTS (0.0%):
Brazil (0.0%):
      11    Vale Do Rio Doce Bond.............         0
                                                --------
  Total Rights                                         0
                                                --------
WARRANTS (0.0%):
Israel (0.0%):
       0    Israel Corp., Ltd. ...............         1
                                                --------
Mexico (0.0%):
       1    Cemex SA..........................         1
                                                --------
Thailand (0.0%):
     118    Nation Multimedia Group PLC.......        12
                                                --------
  Total Warrants                                      14
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. TREASURY OBLIGATIONS (0.4%):
U.S. Treasury Bills (0.4%):
 $ 3,315    0.00%, 1/8/04.....................  $  3,315
                                                --------
  Total U.S. Treasury Obligations                  3,315
                                                --------
INVESTMENT COMPANIES (3.9%):
  29,259    One Group Prime Money Market Fund,
              Class I (d).....................    29,259
                                                --------
  Total Investment Companies                      29,259
                                                --------
REPURCHASE AGREEMENT (0.2%):
 $ 1,360    State Street Bank and Trust,
              0.65%, 1/2/04 (Proceeds at
              maturity $1,360, collateralized
              by various U.S. Government
              securities).....................     1,360
                                                --------
  Total Repurchase Agreement                       1,360
                                                --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (15.3%):
 115,859    Pool of various securities for One
              Group Equity Funds -- footnote 2
              (Securities Lending)............   115,859
                                                --------
  Total Short-Term Securities Held as
  Collateral for Securities Lending              115,859
                                                --------
Total (Cost $721,066) (a)                       $869,336
                                                ========

------------

Percentages indicated are based on net assets of $757,733.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $753,479
                   Unrealized depreciation......................  (605,209)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $148,270
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) Investment in affiliate.

Amounts shown as 0 are either 0, or rounded to less than 1000.

* The interest rate for these variable rate securities, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

ADR  American Depository Receipt

GDR  Global Depository Receipt

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

The following represents the allocations by industry for common stocks, preferred stocks, and corporate bonds based on net assets:

                   Industry                                       Percentage
                   --------                                       ----------
                   Commercial Services..........................     1.12%
                   Communications...............................     8.80%
                   Consumer Durable.............................     7.16%
                   Consumer Non-Durable.........................     5.25%
                   Consumer Services............................     2.39%
                   Distribution Services........................     0.81%
                   Electronic Technology........................     6.48%
                   Energy Minerals..............................     7.34%
                   Finance......................................    23.64%
                   Health Services..............................     0.14%
                   Health Technology............................     5.89%
                   Industrial Services..........................     1.66%
                   Miscellaneous................................     1.31%
                   Non-Energy Minerals..........................     3.73%
                   Process Industries...........................     4.66%
                   Producer Manufacturing.......................     7.08%
                   Retail Trade.................................     2.98%
                   Technology Services..........................     1.55%
                   Transportation...............................     2.45%
                   Utilities....................................     5.56%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 76

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS (94.4%):
Argentina (0.0%):
      55    Impsat Fiber Networks, Inc.
              (b)..........................  $        0
                                             ----------
Australia (3.7%):
     219    Amcor Ltd. ....................       1,365
     398    Australia & New Zealand Banking
              Group Ltd. ..................       5,300
     191    Australian Gas Light Co.,
              Ltd. ........................       1,620
     233    Broken Hill Proprietary Co.,
              Ltd. ........................       2,143
     226    Commonwealth Bank of
              Australia....................       5,009
     512    John Fairfax Holdings Ltd. ....       1,356
   1,500    Macquarie Infrastructure
              Group........................       3,843
     418    Qantas Airways Ltd. ...........       1,036
     264    QBE Insurance Group Ltd. ......       2,110
     400    Rinker Group Ltd. .............       1,975
     103    Rio Tinto Ltd. ................       2,895
     373    Santos Ltd. ...................       1,933
     120    Westfield Holdings Ltd. .......       1,263
     422    WMC Ltd. ......................       2,088
     500    Woolworth Ltd. ................       4,445
                                             ----------
                                                 38,381
                                             ----------
Austria (0.1%):
      10    Ersete Bank Der
              Oesterreichischen Sparkassen
              AG...........................       1,236
                                             ----------
Belgium (0.4%):
      41    Dexia..........................         701
      20    Interbrew Co. .................         534
      17    Kredietbank NV.................         780
      29    Solvay SA......................       2,483
                                             ----------
                                                  4,498
                                             ----------
Brazil (1.8%):
      30    Brasil Telecom Participacoes SA
              ADR..........................       1,134
      65    Compania Vale do Rio Doce
              ADR..........................       3,358
     105    Petroleo Brasileiro SA ADR.....       3,070
     206    Tele Centro Oeste Celular
              Participacoes SA (b).........       2,029
     150    Tele Norte Leste Participacoes
              SA ADR (b)...................       2,315
 118,000    Telemar Norte Leste SA.........       2,356
      69    Unibanco Holdings GDR..........       1,722
     100    Votorantim Celulose e Papel SA
              ADR..........................       3,135
                                             ----------
                                                 19,119
                                             ----------
Canada (1.0%):
     126    Abitibi-Consolidated, Inc.
              ADR..........................       1,013
      70    Agrium, Inc. ..................       1,159
      19    Alcan Aluminum Ltd. ...........         903
      70    Domtar, Inc. ..................         880

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Canada, continued:
      28    Hummingbird Ltd. (b)...........  $      602
      50    Inco Limited Mines (b).........       1,999
      20    Sun Life Financial, Inc. ......         500
      10    Sun Life Financial, Inc. ......         250
      20    Thomson Corp. .................         729
      20    Thomson Corp. .................         725
      15    Toronto-Dominion Bank..........         502
      20    Toronto-Dominion Bank..........         668
                                             ----------
                                                  9,930
                                             ----------
China (1.8%):
   2,000    Aluminum Corp. of China........       1,520
   3,000    Beijing Capital International
              Airport......................       1,024
   2,988    Beijing Datang Power Generation
              Ltd. ........................       2,136
     104    China Mobile Ltd. ADR..........       1,617
      51    China Petroleum & Chemical
              Corp. .......................       2,256
     108    China Unicom Ltd. ADR..........       1,004
     100    China.Com Corp. (b)............         807
   6,000    Guangshen Railway Co., Ltd. ...       1,700
   1,100    Huaneng Power International,
              Inc. ........................       1,906
   3,500    Yanzhou Coal Mining Co. .......       3,539
   2,000    Zhejiang Expressway Co.,
              Ltd. ........................       1,404
                                             ----------
                                                 18,913
                                             ----------
Denmark (1.9%):
      83    Carlsberg A/S, Class B.........       3,820
       1    D/S Svendborg A/S, Class B.....       4,417
      50    Danske Bank A/S................       1,173
     110    Falck A/S......................       2,255
     164    H. Lunbeck A/S.................       2,723
      40    ISS A/S........................       1,972
      30    Novo Nordisk A/S...............       1,208
      57    TDC A/S........................       2,048
                                             ----------
                                                 19,616
                                             ----------
Finland (3.3%):
     118    Elisa Communications Oyj (b)...       1,583
     455    Nokia Corp. ADR................       7,735
     601    Nokia Oyj, Class A.............      10,389
      53    Nokian Renkaat Oyj.............       3,975
      97    Rautaruukki Oyj (b)............         711
     237    Stora Enso Oyj, Class R........       3,193
      89    Tieto Corp., Class B...........       2,425
     241    UPM-Kymmene Corp. .............       4,596
                                             ----------
                                                 34,607
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
France (5.2%):
      16    Accor SA.......................  $      722
     152    Axa............................       3,255
      88    Banque Nationale de Paris SA...       5,559
      27    Compagnie de Saint-Gobain......       1,328
      36    Compagnie Francaise d'Etudes et
              de Construction Technip......       3,896
      28    France Telecom SA (b)..........         814
      11    L'Air Liquide SA...............       1,942
       9    L'Air Liquide SA, Registered
              Shares (b)...................       1,531
      23    L'Oreal SA.....................       1,909
      14    LVMH (Louis Vuitton Moet
              Hennessy) SA.................       1,027
      64    PSA Peugeot Citroen SA.........       3,279
      58    Rhone-Poulenc SA...............       3,829
      50    Sanofi Synthelabo SA...........       3,749
      26    Societe Generale, Class A......       2,322
     106    Suez Lyonnaise Des Eaux SA.....       2,138
      47    Thales SA......................       1,579
      76    Total SA, Class B..............      14,057
      50    Veolia Environment.............       1,343
                                             ----------
                                                 54,279
                                             ----------
Germany (3.8%):
      56    BASF AG........................       3,136
     147    Bayer AG.......................       4,332
      35    Bayerische Motoren Werke AG....       1,631
      93    Deutsche Bank AG, Registered
              Shares.......................       7,759
     123    Deutsche Telekom AG (b)........       2,247
      28    Metro AG.......................       1,223
       2    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares.......................         291
       5    SAP AG.........................         768
      15    SAP AG ADR.....................         623
      27    Schering AG....................       1,364
      59    Siemens AG.....................       4,747
      10    Siemens AG ADR.................         799
      93    VEBA AG........................       6,120
      85    Volkswagen AG..................       4,737
                                             ----------
                                                 39,777
                                             ----------
Greece (1.2%):
     171    Aktor..........................       1,127
      69    Alpha Credit Bank SA...........       2,087
      88    Hellenic Bottling Co., SA......       1,826
     115    Hyatt Regency Hotels and
              Tourism SA...................       1,320
     190    Panafon Hellenic Telecom SA....       1,481

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Greece, continued:
      30    Public Power Corp. ............  $      742
     100    Titan Cement Co. ..............       4,094
                                             ----------
                                                 12,677
                                             ----------
Hong Kong (1.7%):
     500    Esprit Holdings Ltd. ..........       1,665
   4,320    Global Green Tech Group
              Ltd. ........................         740
      61    Hang Seng Bank Ltd. ...........         799
     350    Henderson Land Development.....       1,546
     192    Hutchison Whampoa Ltd. ........       1,417
     592    Hysan Development Co., Ltd. ...         916
   1,006    Johnson Electric Holdings,
              Ltd. ........................       1,283
     548    MTR Corp. .....................         723
   2,220    Ngai Lik Industrial Holding
              Ltd. ........................         915
   1,500    QPL International Holdings Ltd.
              (b)..........................         555
     381    Sun Hung Kai Properties
              Ltd. ........................       3,151
   5,400    TCL International Holdings
              Ltd..........................       2,382
     473    Yue Yuen Industrial Holdings
              LTD. ........................       1,299
                                             ----------
                                                 17,391
                                             ----------
India (0.5%):
      40    Infosys Technologies Ltd. .....       3,828
      25    Larsen & Toubro Ltd. GDR.......         581
     125    Mahindra & Mahindra Ltd. GDR...       1,044
      10    Reliance Industries Ltd. GDR...         251
                                             ----------
                                                  5,704
                                             ----------
Ireland (1.8%):
     151    Allied Irish Banks PLC.........       2,411
     115    Allied Irish Banks PLC.........       1,835
     250    Bank of Ireland PLC............       3,405
     182    Bank of Ireland PLC............       2,489
      82    CRH PLC........................       1,672
      58    CRH PLC........................       1,183
     100    Irish Life & Permanent PLC.....       1,615
     123    Kerry Group PLC, Class A.......       2,303
      40    Ryanair Holdings PLC (b).......         332
      70    Ryanair Holdings PLC (b).......         583
      20    Ryanair Holdings PLC ADR (b)...       1,013
                                             ----------
                                                 18,841
                                             ----------
Israel (0.0%):
      20    Check Point Software
              Technologies Ltd. (b)........         336
                                             ----------
Italy (1.3%):
     192    Bancario San Paolo di Torino
              SpA..........................       2,510
     770    Banco Ambrosiano Veneto SpA....       3,012
     188    Eni SpA........................       3,548

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 78

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Italy, continued:
     170    Saipem SpA.....................  $    1,374
     607    Unicredito Italiano SpA........       3,277
                                             ----------
                                                 13,721
                                             ----------
Japan (19.5%):
      80    Aisin Seiki Co., Ltd. .........       1,249
     174    Ajinomoto Co., Inc. ...........       2,002
     700    Bank of Yokohama Ltd. .........       3,253
     210    Canon, Inc. ...................       9,778
      20    Cawachi Ltd. ..................       1,334
     263    Chugai Pharmaceutical Co.,
              Ltd. ........................       3,776
       1    Daido Life Insurance Co. ......       2,977
     400    Daimura, Inc. .................       2,221
      80    Denso Corp. ...................       1,575
       2    East Japan Railway Co. ........      10,004
     300    Fuji Electric Co., Ltd. .......         658
     380    Fuji Heavy Industries Ltd. ....       1,844
     400    Fujikura Ltd. .................       2,359
     230    Honda Motor Co., Ltd. .........      10,216
      22    ITO-Yokado Co., Ltd. ..........         692
      16    Jafco..........................       1,257
       1    Japan Telecom Co., Ltd. .......       2,357
     200    JFE Holdings, Inc. ............       5,459
      16    Keyence Corp. .................       3,373
      96    Kokuyo Co., Ltd. ..............       1,048
      40    Kose Corp. ....................       1,426
     150    Kuraray Co., Ltd. .............       1,265
   1,000    Kyowa Exeo Corp. ..............       6,037
     200    Makita Corp. ..................       2,002
     600    Matsushita Electric Works,
              Ltd. ........................       5,391
     200    Mitsubishi Estate Co., Ltd. ...       1,896
       0    Mitsubishi Tokyo Financial
              Group, Inc. .................       2,340
     400    Mitsui Chemicals, Inc. ........       2,333
     445    Mitsui Fudosan Co., Ltd. ......       4,019
   1,000    Mitsui OSK Lines, Ltd. ........       4,880
     120    Mitsumi Electric Co., Ltd. ....       1,321
      40    NEC Electronics Corp. (b)......       2,926
     162    Nikko Securities Co., Ltd. ....         902
     108    Nikon Corp. (b)................       1,629
     700    Nippon Light Metal Co. ........       1,666
     500    Nippon Steel Co., Ltd. ........       1,073
       1    Nippon Telegraph and Telephone
              Corp. .......................       6,185
     800    Nippon Yusen Kabushiki
              Kaisha.......................       3,620
     200    Nissan Motor Co., Ltd. ........       2,284
      70    Nitto Denko Corp. .............       3,723
     367    Nomura Securities Co., Ltd. ...       6,250
       4    NTT Docomo, Inc. ..............       9,886
      70    Omron Corp. ...................       1,421

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Japan, continued:
     175    Ricoh Co. Ltd. ................  $    3,454
      61    Sankyo Co., Ltd. ..............       1,919
   1,150    Sanyo Electric Co., Ltd. ......       6,009
     112    Seven-Eleven Japan Ltd. .......       3,396
     100    Shimano, Inc. .................       2,071
     139    Shin-Etsu Chemical Co. ........       5,681
      50    Shinko Electric Industries Co.,
              Ltd. ........................       1,180
       1    SKY Perfect Communications,
              Inc. (b).....................       1,176
      78    Sony Corp. ....................       2,700
      85    Sony Corp. ADR.................       2,947
       1    Sumitomo Mitsui Financial
              Group, Inc. .................       2,664
     300    Sumitomo Trust & Banking Co.,
              Ltd. ........................       1,764
      80    Takeda Chemical Industries
              Ltd. ........................       3,173
     200    Tonengeneral Sekiyu KK.........       1,655
      75    Toyoda Automatic Loom Works....       1,592
     387    Toyota Motor Corp. ............      13,071
       1    UFJ Holdings, Inc. ............       2,403
     104    Yamada Denki Co. ..............       3,494
                                             ----------
                                                202,256
                                             ----------
Malaysia (0.2%):
   1,159    Maxis Communications Berhad....       2,303
                                             ----------
Mexico (2.5%):
     410    Alfa SA de CV, Class A.........       1,228
   1,081    America Movil SA de CV.........       1,487
     278    Cemex SA de CV, Series CPO.....       1,453
      68    Fomento Economico Mexicano SA
              de CV ADR....................       2,523
     429    Grupo Carso SA de CV, Series
              A-1..........................       1,508
   7,048    Grupo Financiero BBVA Bancomer
              SA de CV, Series B (b).......       6,021
     603    Grupo Modelo SA, Series C......       1,443
       8    Grupo Televisa SA GDR..........         319
     692    Grupo Televisa SA, Series
              CPO..........................       1,381
     220    Telefonos de Mexico ADR........       7,267
     539    Telefonos de Mexico SA, Series
              L............................         892
                                             ----------
                                                 25,522
                                             ----------
Netherlands (6.0%):
     347    ABN AMRO Holding NV............       8,119
     429    Aegon NV.......................       6,351
      68    ASM Lithography Holding NV
              (b)..........................       1,348
     140    ING Groep NV...................       3,260
     553    Koninklijke KPN NV (b).........       4,266
      50    Philips Electronics -- NY
              Shares ADR...................       1,455

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Netherlands, continued:
     123    Philips Electronics NV.........  $    3,588
     100    Royal Dutch Petroleum Co. .....       5,292
     270    Royal Dutch Petroleum Co., NY
              Shares.......................      14,144
      30    Royal Nedlloyd NV..............       1,154
     188    TNT Post Groep NV..............       4,407
      55    Unilever NV....................       3,570
      28    Unilever NV....................       1,811
      81    Verenigde Nederalndse
              Uitgeversbedrijven NV........       2,548
       9    World Online International NV
              (b)..........................           0
                                             ----------
                                                 61,313
                                             ----------
New Zealand (0.7%):
     324    Fletcher Building Ltd. ........         903
     104    Fletcher Challenge Forests Ltd.
              (b)..........................          93
     250    Lion Nathan Ltd. ..............       1,119
     400    Sky City Ltd. .................       1,211
   1,156    Telecom Corp. of New Zealand
              Ltd. ........................       4,074
                                             ----------
                                                  7,400
                                             ----------
Norway (4.8%):
      61    Aker Kvaerner ASA (b)..........       1,035
     339    Den Norske Bank ASA............       2,262
   1,332    Golar LNG Ltd. (b).............      19,127
   1,150    Merkantildata ASA (b)..........         971
      91    Norsk Hydro ASA................       5,595
     133    Norske Skogsindustrier ASA.....       2,543
     220    Nycomed Amersham PLC, Class B..       3,044
      95    Schibsted ASA..................       1,635
   1,005    Smedvig ASA, Class A...........       7,626
     194    Statoil ASA....................       2,180
     570    Storebrand ASA (b).............       3,710
                                             ----------
                                                 49,728
                                             ----------
Russia (1.0%):
      60    Wimm-Bill-Dann Foods ADR (b)...       1,020
     218    Yukos ADR......................       9,266
                                             ----------
                                                 10,286
                                             ----------
Singapore (0.5%):
      83    Creative Technology Ltd. ......         875
     201    Keppel Corp. ..................         721
     697    Singapore Telecommunications
              Ltd. ........................         804
     228    United Overseas Bank Ltd. .....       1,774
     130    Venture Manufacturing Ltd. ....       1,531
                                             ----------
                                                  5,705
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
South Africa (0.2%):
     100    Sappi Limited ADR..............  $    1,367
      50    Sasol Limited ADR..............         725
                                             ----------
                                                  2,092
                                             ----------
South Korea (3.0%):
      50    Hyundai Department Store Co.,
              Ltd. (b).....................       1,632
     100    Hyundai Motor Co., Ltd. (b)....       4,238
      30    Kookmin Bank (b)...............       1,124
      90    LG Petrochemical Co., Ltd.
              (b)..........................       2,100
       8    Nhn Corp. .....................         928
      35    Pohang Iron & Steel Co.,
              Ltd. ........................       4,788
      20    Samsung Display Devices Co. ...       2,358
      32    Samsung Fire & Marine Insurance
              Co., Ltd. ...................       1,840
     120    SeoulBank (b)..................       2,216
      20    Shinsegae Department Store Co.
              (b)..........................       4,869
      24    SK Telecom Co., Ltd. ..........       4,008
     200    Wooyoung Co., Ltd. (b).........         896
                                             ----------
                                                 30,997
                                             ----------
Spain (2.2%):
      73    ACS (Actividades de
              Construccion y Servicios)
              SA...........................       3,553
     220    Banco Bilbao Vizcaya Argentina
              SA...........................       3,040
     307    Banco Santander Central Hispano
              Americano SA.................       3,638
     192    Endesa SA......................       3,686
     137    Repsol SA......................       2,665
     384    Telefonica SA..................       5,633
      24    Union Electric Fenosa SA.......         455
                                             ----------
                                                 22,670
                                             ----------
Sweden (4.9%):
      90    Atlas Copco AB, Series A.......       3,221
      55    Autoliv, Inc. .................       2,087
     405    Eniro AB.......................       3,884
      71    Hennes & Mauritz AB, Class B...       1,693
      90    Kinnevik AB, Class B...........       2,952
     400    Nobia AB.......................       4,169
   1,383    Nordea AB......................      10,378
     480    Proffice AB, Class B...........       1,341
   2,000    Sigma AB, B Shares (b).........       1,098
     230    Skandiaviska Enskilda Banken
              AB, Class A..................       3,388
     336    Skanska AB, Class B............       2,965
      75    Svenska Cellulosa AB, Series
              B............................       3,065
     580    Swedish Match AB...............       5,925

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 80

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Sweden, continued:
     920    Telia AB.......................  $    4,808
                                             ----------
                                                 50,974
                                             ----------
Switzerland (4.4%):
      97    Converium Holding AG...........       5,157
      60    Lonza Group AG.................       3,449
      18    Nestle SA......................       4,432
     118    Novartis AG....................       5,341
      60    Novartis AG ADR................       2,753
      83    Roche Holding AG...............       8,402
       7    Swisscom AG, Registered
              Shares.......................       2,243
     154    UBS AG, Registered Shares......      10,537
      27    Zurich Financial Services AG...       3,906
                                             ----------
                                                 46,220
                                             ----------
Taiwan (2.0%):
     880    Advanced Semiconductor
              Engineering, Inc. (b)........         905
      65    Ase Test Ltd. (b)..............         973
   1,996    Cheng Shin Rubber Industry Co.,
              Ltd. ........................       2,546
   1,218    China Steel Corp. .............       1,012
     480    Hon Hai Precision Industry.....       1,887
   1,100    Premier Image Technology.......       1,847
     660    Quanta Computer, Inc. .........       1,623
   5,000    Sampo Corp. (b)................       2,180
     930    Taishin Financial Holding
              Co. .........................         688
   2,080    Taiwan Cellular................       1,807
   1,740    Taiwan Semiconductor (b).......       3,253
   3,565    Yuanta Core Pacific Securities
              Co. .........................       2,132
                                             ----------
                                                 20,853
                                             ----------
United Kingdom (12.7%):
     279    Abbey National PLC.............       2,654
     400    Aggreko PLC....................       1,106
     925    Amoco BP PLC...................       7,502
      25    AstraZeneca Group PLC..........       1,218
      30    AstraZeneca PLC ADR............       1,451
      75    AWG PLC (b)....................         722
  38,211    AWG PLC, Red Shares............          65
   2,111    AWG PLC, Red Shares (b)........           4
     382    BAE Systems PLC................       1,149
     427    Barclays PLC...................       3,804
     203    BG Group PLC...................       1,042
      40    BOC Group PLC..................         617
     162    Boots Group PLC................       2,007
     449    British Sky Broadcasting Group
              PLC (b)......................       5,652
     349    British Telecommunications
              Group PLC....................       1,175

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
     269    Centrica PLC...................  $    1,016
     200    Commercial Union PLC...........       1,755
     100    Compass Group PLC..............         679
     303    Diageo PLC.....................       3,993
     347    Glaxosmithkline PLC............       7,958
      13    Glaxosmithkline PLC ADR........         606
     129    Hanson PLC.....................         949
     370    HBOS PLC.......................       4,792
     514    HSBC Holdings PLC..............       8,078
     877    Imperial Chemical Industries
              PLC..........................       3,125
      92    J Sainsbury PLC................         514
     200    Ladbroke Group PLC.............         803
     734    Lloyds TSB Group PLC...........       5,889
     172    Marks & Spencer Group PLC......         887
     292    National Grid Group PLC........       2,090
     129    National Power PLC (b).........         285
     139    Nycomed Amersham PLC...........       1,907
     100    Pearson PLC....................       1,113
     215    Prudential Corp., PLC..........       1,818
      55    Reckitt & Colman PLC...........       1,245
     555    Rentokil Initial PLC...........       1,889
     447    Royal Bank of Scotland Group
              PLC..........................      13,165
      92    Scottish Power PLC.............         615
     420    Shell Transportation & Trading
              Co., PLC.....................       3,124
     200    Shire Pharmaceuticals Group PLC
              (b)..........................       1,942
      20    Shire Pharmaceuticals Group PLC
              (b)..........................         581
     583    Smith & Nephew PLC.............       4,894
     218    Smiths Industries PLC..........       2,576
     110    Taylor Woodrow PLC.............         524
       0    Tesco PLC......................           0
     352    Unilever PLC...................       3,280
     365    Vodafone Group ADR.............       9,141
   1,978    Vodafone Group PLC.............       4,903
      80    William Hill PLC...............         612
     410    Yell Group PLC.................       2,239
      30    Zeneca PLC.....................       1,439
                                             ----------
                                                130,594
                                             ----------
United States (0.3%):
      80    Nabors Industries, Inc. (b)....       3,320
                                             ----------
  Total Common Stocks                           981,259
                                             ----------
U.S. TREASURY OBLIGATIONS (0.3%):
U.S. Treasury Bills (0.3%):
$  3,400    1/8/04 (c).....................       3,400
                                             ----------
  Total U.S. Treasury Obligations                 3,400
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
INVESTMENT COMPANIES (4.0%):
  41,092    One Group Prime Money Market
              Fund, Class I (d)............  $   41,092
                                             ----------
  Total Investment Companies                     41,092
                                             ----------
REPURCHASE AGREEMENT (1.0%):
$ 10,711    State Street Bank and Trust,
              0.65%, 1/2/04 (Proceeds at
              maturity $10,711,
              collateralized by various
              U.S. Government
              securities)..................      10,711
                                             ----------
Total Repurchase Agreement                       10,711
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (9.7%):
$100,984    Pool of various securities for
              One Group Equity Funds --
              footnote 2 (Securities
              Lending).....................  $  100,984
                                             ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending             100,984
                                             ----------
Total (Cost $894,145) (a)                    $1,137,446
                                             ==========

------------
Percentages indicated are assets of $1,040,013.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $263,093
                   Unrealized depreciation......................  ( 19,792)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $243,301
                                                                  ========

Aggregate cost for Federal Income Tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for Futures Contracts.

(d) Investment in affiliate.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

* The interest rate for these variable rate securities, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on December 31, 2003.

ADR  American Depository Receipt

GDR  Global Depository Receipt

The following represents the allocations by industry for common stocks, preferred stocks, and corporate bonds based on net assets:

                   INDUSTRY                                       PERCENTAGE
                   --------                                       ----------
                   Commercial Services..........................     1.54%
                   Communications...............................     9.39%
                   Consumer Durable.............................     7.22%
                   Consumer Non-Durable.........................     5.14%
                   Consumer Services............................     2.10%
                   Distribution Services........................     0.00%
                   Electronic Technology........................     6.97%
                   Energy Minerals..............................     7.78%
                   Finance......................................    22.50%
                   Health Services..............................     0.00%
                   Health Technology............................     6.27%
                   Industrial Services..........................     5.12%
                   Miscellaneous................................     0.52%
                   Non-Energy Minerals..........................     4.29%
                   Process Industries...........................     5.83%
                   Producer Manufacturing.......................     4.74%
                   Retail Trade.................................     3.07%
                   Technology Services..........................     1.26%
                   Transportation...............................     3.71%
                   Utilities....................................     2.55%

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 82

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                        SMALL CAP    SMALL CAP     MID CAP       MID CAP      DIVERSIFIED
                                                         GROWTH        VALUE        GROWTH        VALUE         MID CAP
                                                          FUND         FUND          FUND          FUND          FUND
                                                        ---------    ---------    ----------    ----------    -----------
ASSETS:
Investments, at cost..................................  $566,888     $774,764     $2,204,238    $1,562,168    $  930,384
Unrealized appreciation (depreciation) from
  investments.........................................   186,420      211,806        579,191       448,009       280,558
                                                        --------     --------     ----------    ----------    ----------
Investments, at value.................................   753,308      986,570      2,783,429     2,010,177     1,210,942
Cash..................................................         1           --             --            --            --
Interest and dividends receivable.....................       335          715            799         1,517           650
Receivable for capital shares issued..................       205          494          1,492           748           144
Receivable from brokers for investments sold..........    54,278        7,872        134,585         3,635            --
Prepaid expenses......................................         8            9             25            19             8
                                                        --------     --------     ----------    ----------    ----------
Total Assets..........................................   808,135      995,660      2,920,330     2,016,096     1,211,744
                                                        --------     --------     ----------    ----------    ----------
LIABILITIES:
Dividends payable.....................................        --          746             --         2,651           625
Payable to brokers for investments purchased..........    54,680           --        132,827            --            --
Payable for capital shares redeemed...................        44          142            260           129            78
Payable for return of collateral received for
  securities on loan..................................    77,070       89,748        228,787       166,564        85,227
Accrued expenses and other payables:
  Investment advisory fees............................       418          610          1,527         1,125           696
  Administration fees.................................        92          134            347           249           153
  Distribution fees...................................        46           99            372           119            49
  Other...............................................       230          353          1,399           839           544
                                                        --------     --------     ----------    ----------    ----------
Total Liabilities.....................................   132,580       91,832        365,519       171,676        87,372
                                                        --------     --------     ----------    ----------    ----------
NET ASSETS:
Capital...............................................   606,724      770,272      2,498,514     1,496,768       907,020
Undistributed (distributions in excess of) net
  investment income...................................    (1,617)         (16)        (7,254)          (79)          (55)
Accumulated undistributed net realized gains (losses)
  from investments, options and futures
  transactions........................................  (115,972)      11,514       (515,640)     (100,278)      (63,151)
Net unrealized appreciation (depreciation) from
  investments, options and futures....................   186,420      211,806        579,191       448,009       280,558
                                                        --------     --------     ----------    ----------    ----------
Net Assets............................................  $675,555     $993,576     $2,554,811    $1,844,420    $1,124,372
                                                        ========     ========     ==========    ==========    ==========
NET ASSETS:
  Class I.............................................  $567,949     $771,553     $1,735,889    $1,543,267    $  966,417
  Class A.............................................    70,084      135,507        503,186       210,225       131,769
  Class B.............................................    27,847       38,818        246,010        67,950        18,704
  Class C.............................................     9,675       47,698         69,726        22,978         7,482
                                                        --------     --------     ----------    ----------    ----------
Total.................................................  $675,555     $993,576     $2,554,811    $1,844,420    $1,124,372
                                                        ========     ========     ==========    ==========    ==========
Outstanding Units of Beneficial Interest (Shares):
  Class I.............................................    52,550       33,449         81,497        94,462        53,295
  Class A.............................................     6,577        5,990         24,314        12,813         7,370
  Class B.............................................     2,818        1,805         13,301         4,255         1,082
  Class C.............................................       957        2,226          3,478         1,439           433
                                                        --------     --------     ----------    ----------    ----------
Total.................................................    62,902       43,470        122,590       112,969        62,180
                                                        ========     ========     ==========    ==========    ==========
Net Asset Value
  Class I -- Offering and redemption price per
    share.............................................  $  10.81     $  23.07     $    21.30    $    16.34    $    18.13
                                                        ========     ========     ==========    ==========    ==========
  Class A -- Redemption price per share...............  $  10.66     $  22.62     $    20.70    $    16.41    $    17.88
                                                        ========     ========     ==========    ==========    ==========
      Maximum sales charge............................     5.25%        5.25%          5.25%         5.25%         5.25%
                                                        ========     ========     ==========    ==========    ==========
      Maximum offering price per share (100%/(100%-
        maximum sales charge) of net asset value
        adjusted to the nearest cent).................  $  11.25     $  23.87     $    21.85    $    17.32    $    18.87
                                                        ========     ========     ==========    ==========    ==========
  Class B -- Offering price per share (b).............  $   9.88     $  21.51     $    18.50    $    15.97    $    17.28
                                                        ========     ========     ==========    ==========    ==========
  Class C -- Offering price per share (b).............  $  10.11     $  21.43     $    20.05    $    15.97    $    17.28
                                                        ========     ========     ==========    ==========    ==========

------------
(a) Amount less than $1,000.

(b) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                 LARGE CAP     LARGE CAP      EQUITY     DIVERSIFIED                  EQUITY
                                                   GROWTH        VALUE        INCOME       EQUITY       BALANCED      INDEX
                                                    FUND          FUND         FUND         FUND          FUND         FUND
                                                 ----------    ----------    --------    -----------    --------    ----------
ASSETS:
Investments, at cost...........................  $1,774,821    $1,291,135    $272,370    $1,726,469     $349,408    $2,080,547
Unrealized appreciation (depreciation) from
 investments...................................     615,481       268,177     228,897       340,568       48,744       993,402
                                                 ----------    ----------    --------    ----------     --------    ----------
Investments, at value..........................   2,390,302     1,559,312     501,267     2,067,037      398,152     3,073,949
Cash...........................................          --            --(a)       --            --           --            --
Interest and dividends receivable..............       1,567         2,467         882         2,793        1,853         3,886
Receivable for capital shares issued...........         441            22         638           277          251         1,403
Receivable from brokers for investments sold...          --            --         454            --            1            --
Net receivable for variation margin on futures
 contracts.....................................          --            --          --            --           --            44
Prepaid expenses...............................          16            13           3            15            3            21
                                                 ----------    ----------    --------    ----------     --------    ----------
Total Assets...................................   2,392,326     1,561,814     503,244     2,070,122      400,260     3,079,303
                                                 ----------    ----------    --------    ----------     --------    ----------
LIABILITIES:
Cash overdraft.................................          --            --          --            --          149            --
Dividends payable..............................          --         4,740         533         3,862          445         9,471
Payable to brokers for investments purchased...       9,421         7,448          --            --           --            --
Payable for capital shares redeemed............         269            15         182           199          366           588
Payable for return of collateral received for
 securities on loan............................      96,155        51,313      26,145        84,841       44,554       190,545
Accrued expenses and other payables:
 Investment advisory fees......................       1,328           913         280         1,199          148           264
 Administration fees...........................         308           200          64           266           48           361
 Distribution fees.............................         356            40          85            72          189           514
 Other.........................................       1,872           696         240         1,223          221         1,653
                                                 ----------    ----------    --------    ----------     --------    ----------
Total Liabilities..............................     109,709        65,365      27,529        91,662       46,120       203,396
                                                 ----------    ----------    --------    ----------     --------    ----------
NET ASSETS:
Capital........................................   2,675,637     1,470,888     243,441     1,788,530      339,318     2,158,346
Undistributed (distributions in excess of) net
 investment income.............................      (1,816)          (69)         (7)           13         (194)          (71)
Accumulated undistributed net realized gains
 (losses) from investments and futures
 transactions..................................  (1,006,685)     (242,547)      3,384      (150,651)     (33,728)     (276,753)
Net unrealized appreciation (depreciation) from
 investments and futures.......................     615,481       268,177     228,897       340,568       48,744       994,385
                                                 ----------    ----------    --------    ----------     --------    ----------
Net Assets.....................................  $2,282,617    $1,496,449    $475,715    $1,978,460     $354,140    $2,875,907
                                                 ==========    ==========    ========    ==========     ========    ==========
NET ASSETS:
 Class I.......................................  $1,655,462    $1,399,288    $314,056    $1,763,935     $ 44,150    $1,893,615
 Class A.......................................     269,589        63,846      77,974       169,893      112,654       482,353
 Class B.......................................     335,116        27,753      79,081        30,211      191,579       374,470
 Class C.......................................      22,450         5,562       4,604        14,421        5,757       125,469
                                                 ----------    ----------    --------    ----------     --------    ----------
Total..........................................  $2,282,617    $1,496,449    $475,715    $1,978,460     $354,140    $2,875,907
                                                 ==========    ==========    ========    ==========     ========    ==========
Outstanding Units of Beneficial Interest
 (Shares):
 Class I.......................................     116,309       100,200      19,359       152,603        3,500        74,559
 Class A.......................................      18,583         4,537       4,825        14,751        8,922        18,990
 Class B.......................................      24,906         1,985       4,900         2,720       15,105        14,806
 Class C.......................................       1,683           399         285         1,289          455         4,956
                                                 ----------    ----------    --------    ----------     --------    ----------
Total..........................................     161,481       107,121      29,369       171,363       27,982       113,311
                                                 ==========    ==========    ========    ==========     ========    ==========
Net Asset Value
 Class I -- Offering and redemption price per
   share.......................................  $    14.23    $    13.96    $  16.22    $    11.56     $  12.62    $    25.40
                                                 ==========    ==========    ========    ==========     ========    ==========
 Class A -- Redemption price per share.........  $    14.51    $    14.07    $  16.16    $    11.52     $  12.62    $    25.40
                                                 ==========    ==========    ========    ==========     ========    ==========
     Maximum sales charge......................       5.25%         5.25%       5.25%         5.25%        5.25%         5.25%
                                                 ==========    ==========    ========    ==========     ========    ==========
     Maximum offering price per share
       (100%/(100%-maximum sales charge) of net
       asset value adjusted to the nearest
       cent)...................................  $    15.31    $    14.85    $  17.06    $    12.16     $  13.32    $    26.81
                                                 ==========    ==========    ========    ==========     ========    ==========
 Class B -- Offering price per share (b).......  $    13.46    $    13.98    $  16.14    $    11.11     $  12.68    $    25.29
                                                 ==========    ==========    ========    ==========     ========    ==========
 Class C -- Offering price per share (b).......  $    13.34    $    13.95    $  16.14    $    11.19     $  12.67    $    25.32
                                                 ==========    ==========    ========    ==========     ========    ==========

------------

(a) Amount less than $1,000.

(b) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 84

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                               MARKET                     HEALTH       MARKET      INTERNATIONAL     DIVERSIFIED
                                             EXPANSION     TECHNOLOGY    SCIENCES     NEUTRAL         EQUITY        INTERNATIONAL
                                             INDEX FUND       FUND         FUND         FUND        INDEX FUND          FUND
                                             ----------    ----------    --------    ----------    -------------    -------------
ASSETS:
Investments, at cost.......................   $211,970      $42,601      $18,374     $  517,032      $721,066        $  894,145
Unrealized appreciation (depreciation) from
 investments...............................     47,017       (3,419)       2,604         52,532       148,270           243,301
                                              --------      -------      -------     ----------      --------        ----------
Investments, at value......................    258,987       39,182       20,978        569,564       869,336         1,137,446
Cash.......................................         --           --           --              1            --(a)             --(a)
Foreign currency, at value (cost $0; $0;
 $0; $0; $10,535; $32,688).................         --           --           --             --        11,955            10,941
Deposits with broker for securities sold
 short.....................................         --           --           --        527,458            --                --
Interest and dividends receivable..........        151           11           12            708         1,122             2,324
Receivable for capital shares issued.......        280           26           11            926           111                69
Receivable from brokers for investments
 sold......................................         11           --           --             --            --                --
Net receivable for variation margin on
 futures contracts.........................         --           --           --             --            63                90
Tax reclaim receivable.....................         --           --           --             --           192               191
Prepaid expenses...........................          4           --(a)        --(a)          13             6                 9
                                              --------      -------      -------     ----------      --------        ----------
Total Assets...............................    259,433       39,219       21,001      1,098,670       882,785         1,151,070
                                              --------      -------      -------     ----------      --------        ----------
LIABILITIES:
Dividends payable..........................        243           --           --             --         8,221             8,561
Payable to brokers for investments
 purchased.................................         55           --           --             --            --                --
Payable for capital shares redeemed........         32           68           42            216           108                10
Securities sold short, at value (proceeds
 $0;$0;$;0;$460,495;$0;$0).................         --           --           --        503,240            --                --
Payable for return of collateral received
 for securities on loan....................     23,883        1,670        1,219             --       115,859           100,984
Accrued expenses and other payables:
 Investment advisory fees..................         39            5            3            416           343               684
 Administration fees.......................         31            5            3             79           101               139
 Distribution fees.........................         34           14           10            106            25                11
 Other.....................................        122          114           46            787           395               668
                                              --------      -------      -------     ----------      --------        ----------
Total Liabilities..........................     24,439        1,876        1,323        504,844       125,052           111,057
                                              --------      -------      -------     ----------      --------        ----------
NET ASSETS:
Capital....................................    191,183       76,539       20,406        581,489       670,908           948,926
Undistributed (distributions in excess of)
 net investment income.....................         (3)        (218)         (99)        (2,038)       (2,188)           (1,616)
Accumulated undistributed net realized
 gains (losses) from investments, options
 and futures transactions..................     (3,203)     (35,559)      (3,233)         4,588       (62,231)         (151,480)
Net unrealized appreciation (depreciation)
 from investments, options and futures.....     47,017       (3,419)       2,604          9,787       151,244           244,183
                                              --------      -------      -------     ----------      --------        ----------
Net Assets.................................   $234,994      $37,343      $19,678     $  593,826      $757,733        $1,040,013
                                              ========      =======      =======     ==========      ========        ==========
NET ASSETS:
 Class I...................................   $172,522      $ 4,688      $   262     $  427,004      $701,187        $1,006,927
 Class A...................................     27,522       21,386        9,444         49,322        34,575            25,640
 Class B...................................     18,431        9,862        8,939         21,397        11,480             6,376
 Class C...................................     16,519        1,407        1,033         96,103        10,491             1,070
                                              --------      -------      -------     ----------      --------        ----------
Total......................................   $234,994      $37,343      $19,678     $  593,826      $757,733        $1,040,013
                                              ========      =======      =======     ==========      ========        ==========
Outstanding Units of Beneficial Interest
 (Shares):
 Class I...................................     17,178        1,026           25         41,471        41,859            73,258
 Class A...................................      2,745        4,719          898          4,797         2,070             1,873
 Class B...................................      1,853        2,232          865          2,090           726               510
 Class C...................................      1,700          318          100          9,387           641                86
                                              --------      -------      -------     ----------      --------        ----------
Total......................................     23,476        8,295        1,888         57,745        45,296            75,727
                                              ========      =======      =======     ==========      ========        ==========
Net Asset Value
 Class I -- Offering and redemption price
   per share...............................   $  10.04      $  4.57      $ 10.58     $    10.30      $  16.75        $    13.74
                                              ========      =======      =======     ==========      ========        ==========
 Class A -- Redemption price per share.....   $  10.03      $  4.53      $ 10.52     $    10.28      $  16.70        $    13.69
                                              ========      =======      =======     ==========      ========        ==========
     Maximum sales charge..................      5.25%        5.25%        5.25%          5.25%         5.25%             5.25%
                                              ========      =======      =======     ==========      ========        ==========
     Maximum offering price per share
       (100%/(100%-maximum sales charge) of
       net asset value adjusted to the
       nearest cent).......................   $  10.59      $  4.78      $ 11.10     $    10.85      $  17.63        $    14.45
                                              ========      =======      =======     ==========      ========        ==========
 Class B -- Offering price per share (b)...   $   9.95      $  4.42      $ 10.33     $    10.24      $  15.81        $    12.49
                                              ========      =======      =======     ==========      ========        ==========
 Class C -- Offering price per share (b)...   $   9.71      $  4.42      $ 10.32     $    10.24      $  16.38        $    12.49
                                              ========      =======      =======     ==========      ========        ==========

------------

(a) Amount is less than $1,000.

(b) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                  SMALL CAP    SMALL CAP    MID CAP     MID CAP     DIVERSIFIED
                                                   GROWTH        VALUE       GROWTH      VALUE        MID CAP
                                                    FUND         FUND         FUND        FUND         FUND
                                                  ---------    ---------    --------    --------    -----------
INVESTMENT INCOME:
Dividend income.................................  $  1,508     $  6,170     $  6,371    $ 13,039     $  5,903
Dividend income from affiliates.................        --          104          183         173           87
Interest income.................................        45            5           --          13           13
Income from securities lending..................       206           87          253         107           53
                                                  --------     --------     --------    --------     --------
Total Income....................................     1,759        6,366        6,807      13,332        6,056
                                                  --------     --------     --------    --------     --------
EXPENSES:
Investment advisory fees........................     2,300        3,289        8,666       6,194        3,937
Administration fees.............................       502          717        1,952       1,358          858
Distribution fees (Class A).....................       116          203          817         336          219
Distribution fees (Class B).....................       132          166        1,205         312           87
Distribution fees (Class C).....................        42          194          330         105           34
Custodian fees..................................        18           33           43          29           19
Legal and audit fees............................         8           12           22          17           12
Trustees' fees and expenses.....................         3            6           12           9            5
Transfer agent fees.............................       217          344        1,223         522          256
Registration and filing fees....................        29           55           44          41           29
Printing and mailing costs......................        28           57          112          88           49
Other...........................................        10           20           24          21           14
                                                  --------     --------     --------    --------     --------
Total expenses before waivers...................     3,405        5,096       14,450       9,032        5,519
Less waivers....................................       (36)        (162)        (434)       (234)        (134)
                                                  --------     --------     --------    --------     --------
Net Expenses....................................     3,369        4,934       14,016       8,798        5,385
                                                  --------     --------     --------    --------     --------
Net Investment Income (Loss)....................    (1,610)       1,432       (7,209)      4,534          671
                                                  --------     --------     --------    --------     --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS, OPTIONS AND FUTURES:
Net realized gains (losses) from investment
  transactions..................................    40,571       41,031       66,250      28,115       60,530
Net change in unrealized appreciation
  (depreciation) from investments, options and
  futures.......................................    79,873      156,223      253,912     295,566      104,243
                                                  --------     --------     --------    --------     --------
Net realized/unrealized gains (losses) on
  investments, options and futures..............   120,444      197,254      320,162     323,681      164,773
                                                  --------     --------     --------    --------     --------
Change in net assets resulting from
  operations....................................  $118,834     $198,686     $312,953    $328,215     $165,444
                                                  ========     ========     ========    ========     ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 86

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                        LARGE CAP    LARGE CAP    EQUITY     DIVERSIFIED                 EQUITY
                                         GROWTH        VALUE      INCOME       EQUITY       BALANCED     INDEX
                                          FUND         FUND        FUND         FUND          FUND        FUND
                                        ---------    ---------    -------    -----------    --------    --------
INVESTMENT INCOME:
Dividend income.......................  $ 10,761     $ 14,645     $ 6,321     $ 16,494      $ 1,865     $ 24,605
Dividend income from affiliates.......       253          172           9          114           11          397
Interest income.......................         2           61         234           --        3,323           14
Income from securities lending........        90           58          24           59           28          161
                                        --------     --------     -------     --------      -------     --------
Total Income..........................    11,106       14,936       6,588       16,667        5,227       25,177
                                        --------     --------     -------     --------      -------     --------
EXPENSES:
Investment advisory fees..............     7,855        5,003       1,739        6,864        1,121        4,170
Administration fees...................     1,750        1,091         379        1,513          278        2,243
Distribution fees (Class A)...........       456           83         146          288          190          794
Distribution fees (Class B)...........     1,665          112         398          143          944        1,790
Distribution fees (Class C)...........       109           24          19           71           24          576
Custodian fees........................        35           23           9           29           15           51
Legal and audit fees..................        20           14           6           19            4           24
Trustees' fees and expenses...........        12            7           2           10            1           13
Transfer agent fees...................     1,589          284         217          515          304        1,159
Registration and filing fees..........        54           31          25           41           18           45
Printing and mailing costs............       108           66          20           96           12          122
Other.................................        27           16           9           23           16           36
                                        --------     --------     -------     --------      -------     --------
Total expenses before waivers.........    13,680        6,754       2,969        9,612        2,927       11,023
Less waivers..........................      (841)        (160)       (121)        (177)        (288)      (3,223)
                                        --------     --------     -------     --------      -------     --------
Net Expenses..........................    12,839        6,594       2,848        9,435        2,639        7,800
                                        --------     --------     -------     --------      -------     --------
Net Investment Income (Loss)..........    (1,733)       8,342       3,740        7,232        2,588       17,377
                                        --------     --------     -------     --------      -------     --------
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS AND FUTURES:
Net realized gains (losses) from
  investment transactions.............    84,722       17,352      17,715      (20,457)      (3,456)     (30,784)
Net realized gains (losses) on options
  and futures transactions............        --           --          --           --           --        6,311
Net change in unrealized appreciation
  (depreciation) from investments and
  futures.............................   167,915      183,686      32,659      245,024       26,352      391,020
                                        --------     --------     -------     --------      -------     --------
Net realized/unrealized gains (losses)
  on investments and futures..........   252,637      201,038      50,374      224,567       22,896      366,547
                                        --------     --------     -------     --------      -------     --------
Change in net assets resulting from
  operations..........................  $250,904     $209,380     $54,114     $231,799      $25,484     $383,924
                                        ========     ========     =======     ========      =======     ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                             MARKET                     HEALTH     MARKET     INTERNATIONAL     DIVERSIFIED
                                            EXPANSION    TECHNOLOGY    SCIENCES    NEUTRAL       EQUITY        INTERNATIONAL
                                              FUND          FUND         FUND       FUND       INDEX FUND          FUND
                                            ---------    ----------    --------    -------    -------------    -------------
INVESTMENT INCOME:
Dividend income...........................   $ 1,053      $    76        $ 78      $ 3,215      $  3,868          $  5,048
Dividend income from affiliates...........        14            4           1          242            85                83
Interest income...........................        --           --          --           58            22                37
Foreign tax withholding...................        --           --          --           --          (343)             (619)
Income from securities lending............        29            3           1           --           476               285
                                             -------      -------        ----      -------      --------          --------
Total Income..............................     1,096           83          80        3,515         4,108             4,834
                                             -------      -------        ----      -------      --------          --------
EXPENSES:
Investment advisory fees..................       339          173          77        2,786         1,872             3,727
Administration fees.......................       156           28          15          360           549               752
Distribution fees (Class A)...............        37           36          15           71            53                37
Distribution fees (Class B)...............        79           45          42           89            51                26
Distribution fees (Class C)...............        71            6           4          387            43                 4
Custodian fees............................        42            6           5           37           154               289
Dividend expense for securities sold
  short...................................        --           --          --        2,241            --                --
Legal and audit fees......................         5            3           3           10             8                10
Trustees' fees and expenses...............         1           --(a)       --(a)         4             3                 4
Transfer agent fees.......................       113          152          68          425           143               120
Registration and filing fees..............        29           25          24           53            31                29
Printing and mailing costs................        12            2           1           44            32                43
Other.....................................        22            5           2           11            54                37
                                             -------      -------        ----      -------      --------          --------
Total expenses before waivers.............       906          481         256        6,518         2,993             5,078
Less waivers..............................      (196)        (180)        (77)        (965)          (82)              (77)
                                             -------      -------        ----      -------      --------          --------
Net Expenses..............................       710          301         179        5,553         2,911             5,001
                                             -------      -------        ----      -------      --------          --------
Net Investment Income (Loss)..............       386         (218)        (99)      (2,038)        1,197              (167)
                                             -------      -------        ----      -------      --------          --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from
  investment transactions.................     3,030       (1,422)        693        5,990        (2,604)           (2,537)
Net realized gains (losses) on options and
  futures transactions....................        --           --          --           --         4,131             4,870
Net change in unrealized appreciation
  (depreciation) from investments,
  options, futures and securites sold
  short...................................    32,463        8,263          22        8,591       168,803           214,222
                                             -------      -------        ----      -------      --------          --------
Net realized/unrealized gains (losses) on
  investments, options, futures and
  securities sold short...................    35,493        6,841         715       14,581       170,330           216,555
                                             -------      -------        ----      -------      --------          --------
  Change in net assets resulting from
    operations............................   $35,879      $ 6,623        $616      $12,543      $171,527          $216,388
                                             =======      =======        ====      =======      ========          ========

------------

(a) Less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 88

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                      SMALL CAP                   SMALL CAP
                                     GROWTH FUND                  VALUE FUND                    MID CAP
                               ------------------------    ------------------------           GROWTH FUND
                                SIX MONTHS                  SIX MONTHS                 --------------------------
                                  ENDED          YEAR         ENDED          YEAR       SIX MONTHS        YEAR
                                 DECEMBER       ENDED        DECEMBER       ENDED         ENDED          ENDED
                                   31,         JUNE 30,        31,         JUNE 30,    DECEMBER 31,     JUNE 30,
                                   2003          2003          2003          2003          2003           2003
                               ------------    --------    ------------    --------    ------------    ----------
                               (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)...................    $ (1,610)     $ (2,375)     $  1,432      $  3,953     $   (7,209)    $  (10,976)
  Net realized gains (losses)
    from investments, options
    and futures
    transactions.............      40,571       (87,200)       41,031       (28,190)        66,250       (211,640)
  Net change in unrealized
    appreciation
    (depreciation) from
    investments and
    futures..................      79,873        80,138       156,223       (33,549)       253,912        235,625
                                 --------      --------      --------      --------     ----------     ----------
Change in net assets
  resulting from
  operations.................     118,834        (9,437)      198,686       (57,786)       312,953         13,009
                                 --------      --------      --------      --------     ----------     ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income...................          --            --        (1,345)       (3,531)            --             --
  From net realized gains....          --            --            --       (29,161)            --             --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment
    income...................          --            --           (88)         (342)            --             --
  From net realized gains....          --            --            --        (4,434)            --             --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment
    income...................          --            --            --           (13)            --             --
  From net realized gains....          --            --            --        (1,417)            --             --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment
    income...................          --            --            --           (14)            --             --
  From net realized gains....          --            --            --        (1,662)            --             --
                                 --------      --------      --------      --------     ----------     ----------
Change in net assets from
  shareholder
  distributions..............          --            --        (1,433)      (40,574)            --             --
                                 --------      --------      --------      --------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions.......      21,981        87,738        40,216        62,921         54,895        198,730
                                 --------      --------      --------      --------     ----------     ----------
Change in net assets.........     140,815        78,301       237,469       (35,439)       367,848        211,739
NET ASSETS:
  Beginning of period........     534,740       456,439       756,107       791,546      2,186,963      1,975,224
                                 --------      --------      --------      --------     ----------     ----------
  End of period..............    $675,555      $534,740      $993,576      $756,107     $2,554,811     $2,186,963
                                 ========      ========      ========      ========     ==========     ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                      MID CAP                   DIVERSIFIED                  LARGE CAP
                                    VALUE FUND                 MID CAP FUND                 GROWTH FUND
                             -------------------------   -------------------------   -------------------------
                              SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                             DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                 2003          2003          2003          2003          2003          2003
                             ------------   ----------   ------------   ----------   ------------   ----------
                             (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss).................   $    4,534    $    7,605    $      671    $    2,082    $   (1,733)   $   (1,488)
  Net realized gains
    (losses) from
    investment
    transactions...........       28,115      (107,926)       60,530      (107,716)       84,722      (145,074)
  Net realized gains
    (losses) from options
    and futures
    transactions...........           --           507            --            --            --            --
  Net change in unrealized
    appreciation
    (depreciation) from
    investments, options
    and futures............      295,566        14,450       104,243        71,749       167,915       166,261
                              ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets
  resulting from
  operations...............      328,215       (85,364)      165,444       (33,885)      250,904        19,699
                              ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income.................       (4,218)       (6,952)         (620)       (2,066)           --            --
  From net realized
    gains..................           --       (57,743)           --            --            --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment
    income.................         (330)         (577)           (5)          (43)           --            --
  From net realized
    gains..................           --        (7,981)           --            --            --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net realized
    gains..................           --        (3,392)           --            --            --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net realized
    gains..................           --          (592)           --            --            --            --
                              ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets from
  shareholder
  distributions............       (4,548)      (77,237)         (625)       (2,109)           --            --
                              ----------    ----------    ----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions.....          531       181,013       (18,106)       10,413        (9,753)     (174,903)
                              ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets.......      324,198        18,412       146,713       (25,581)      241,151      (155,204)
NET ASSETS:
  Beginning of period......    1,520,222     1,501,810       977,659     1,003,240     2,041,466     2,196,670
                              ----------    ----------    ----------    ----------    ----------    ----------
  End of period............   $1,844,420    $1,520,222    $1,124,372    $  977,659    $2,282,617    $2,041,466
                              ==========    ==========    ==========    ==========    ==========    ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 90

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                    EQUITY
                                     LARGE CAP                   INCOME FUND                  DIVERSIFIED
                                     VALUE FUND            ------------------------           EQUITY FUND
                             --------------------------     SIX MONTHS                 --------------------------
                              SIX MONTHS        YEAR          ENDED          YEAR       SIX MONTHS        YEAR
                                ENDED          ENDED         DECEMBER       ENDED         ENDED          ENDED
                             DECEMBER 31,     JUNE 30,         31,         JUNE 30,    DECEMBER 31,     JUNE 30,
                                 2003           2003           2003          2003          2003           2003
                             ------------    ----------    ------------    --------    ------------    ----------
                             (UNAUDITED)                   (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss).................   $    8,342     $   12,313      $  3,740      $  7,167     $    7,232     $   12,097
  Net realized gains
    (losses) from
    investments and futures
    transactions...........       17,352       (154,657)       17,715         2,145        (20,457)       (80,588)
  Net change in unrealized
    appreciation
    (depreciation) from
    investments and
    futures................      183,686         94,512        32,659       (30,522)       245,024         55,195
                              ----------     ----------      --------      --------     ----------     ----------
Change in net assets
  resulting from
  operations...............      209,380        (47,832)       54,114       (21,210)       231,799        (13,296)
                              ----------     ----------      --------      --------     ----------     ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income.................       (8,056)       (11,934)       (2,738)       (5,174)        (6,681)       (11,152)
  From net realized
    gains..................           --             --        (9,903)       (9,676)            --             --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment
    income.................         (255)          (293)         (637)       (1,270)          (448)          (861)
  From net realized
    gains..................           --             --        (2,437)       (2,709)            --             --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment
    income.................          (34)           (22)         (321)         (673)            --             --
  From net realized
    gains..................           --             --        (2,489)       (2,904)            --             --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment
    income.................           (7)            (5)          (17)          (16)            --             --
  From net realized
    gains..................           --             --          (145)          (47)            --             --
                              ----------     ----------      --------      --------     ----------     ----------
Change in net assets from
  shareholder
  distributions............       (8,352)       (12,254)      (18,687)      (22,469)        (7,129)       (12,013)
                              ----------     ----------      --------      --------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions.....       58,355         69,264       (23,050)      (27,404)       (29,843)        32,755
                              ----------     ----------      --------      --------     ----------     ----------
Change in net assets.......      259,383          9,178        12,377       (71,083)       194,827          7,446
NET ASSETS:
  Beginning of period......    1,237,066      1,227,888       463,338       534,421      1,783,633      1,776,187
                              ----------     ----------      --------      --------     ----------     ----------
  End of period............   $1,496,449     $1,237,066      $475,715      $463,338     $1,978,460     $1,783,633
                              ==========     ==========      ========      ========     ==========     ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                 BALANCED                                               MARKET                  TECHNOLOGY
                                   FUND                      EQUITY                 EXPANSION FUND                 FUND
                          -----------------------          INDEX FUND           -----------------------   -----------------------
                           SIX MONTHS               -------------------------    SIX MONTHS                SIX MONTHS
                             ENDED         YEAR      SIX MONTHS       YEAR         ENDED         YEAR        ENDED         YEAR
                            DECEMBER      ENDED        ENDED         ENDED        DECEMBER      ENDED       DECEMBER      ENDED
                              31,        JUNE 30,   DECEMBER 31,    JUNE 30,        31,        JUNE 30,       31,        JUNE 30,
                              2003         2003         2003          2003          2003         2003         2003         2003
                          ------------   --------   ------------   ----------   ------------   --------   ------------   --------
                          (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT
  ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)..............    $  2,588     $  6,553    $   17,377    $   29,532     $    386     $    375     $  (218)     $   (345)
  Net realized gains
    (losses) from
    investments and.....      (3,456)     (15,092)      (30,784)      (66,311)       3,030       (5,700)     (1,422)      (10,745)
  Net realized gains
    (losses) from
    futures
    transactions........          --           --         6,311          (218)          --           --          --            --
  Net change in
    unrealized
    appreciation
    (depreciation) from
    investments and
    futures.............      26,352       16,024       391,020        27,418       32,463       10,542       8,263        11,959
                            --------     --------    ----------    ----------     --------     --------     -------      --------
Change in net assets
  resulting from
  operations............      25,484        7,485       383,924        (9,579)      35,879        5,217       6,623           869
                            --------     --------    ----------    ----------     --------     --------     -------      --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income..............        (481)      (1,272)      (13,410)      (22,859)        (358)        (345)         --            --
  From net realized
    gains...............          --           --            --            --           --         (110)         --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment
    income..............      (1,091)      (2,399)       (2,784)       (4,705)         (29)         (28)         --            --
  From net realized
    gains...............          --           --            --            --           --          (27)         --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment
    income..............      (1,174)      (2,971)         (858)       (1,466)          --           --          --            --
  From net realized
    gains...............          --           --            --            --           --          (25)         --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment
    income..............         (31)         (54)         (293)         (433)          --           --          --            --
  From net realized
    gains...............          --           --            --            --           --          (16)         --            --
                            --------     --------    ----------    ----------     --------     --------     -------      --------
Change in net assets
  from shareholder
  distributions.........      (2,777)      (6,696)      (17,345)      (29,463)        (387)        (551)         --            --
                            --------     --------    ----------    ----------     --------     --------     -------      --------
CAPITAL TRANSACTIONS:
Change in net assets
  from capital
  transactions..........      (8,364)     (60,755)     (100,602)        4,718       45,611       79,264         959           300
                            --------     --------    ----------    ----------     --------     --------     -------      --------
Change in net assets....      14,343      (59,966)      265,977       (34,324)      81,103       83,930       7,582         1,169
NET ASSETS:
  Beginning of period...     339,797      399,763     2,609,930     2,644,254      153,891       69,961      29,761        28,592
                            --------     --------    ----------    ----------     --------     --------     -------      --------
  End of period.........    $354,140     $339,797    $2,875,907    $2,609,930     $234,994     $153,891     $37,343      $ 29,761
                            ========     ========    ==========    ==========     ========     ========     =======      ========

------------

(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 92

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                HEALTH SCIENCES           MARKET NEUTRAL         INTERNATIONAL EQUITY           DIVERSIFIED
                                     FUND                      FUND                   INDEX FUND            INTERNATIONAL FUND
                            -----------------------   -----------------------   -----------------------   -----------------------
                             SIX MONTHS                SIX MONTHS                SIX MONTHS
                               ENDED         YEAR        ENDED        PERIOD       ENDED         YEAR      SIX MONTHS      YEAR
                              DECEMBER      ENDED       DECEMBER      ENDED       DECEMBER      ENDED        ENDED        ENDED
                                31,        JUNE 30,       31,        JUNE 30,       31,        JUNE 30,   DECEMBER 31,   JUNE 30,
                                2003         2003         2003       2003(A)        2003         2003         2003         2003
                            ------------   --------   ------------   --------   ------------   --------   ------------   --------
                            (UNAUDITED)               (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT
  ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)................    $   (99)     $  (125)     $ (2,038)    $    (85)    $  1,197     $  8,373    $     (167)   $ 10,130
  Net realized gains
    (losses) from
    investment
    transactions..........        693       (2,357)        5,990           --       (2,604)     (23,511)       (2,537)    (93,579)
  Net realized gains
    (losses) from options
    and futures
    transactions..........         --            6            --           --        4,131       (2,073)        4,870      (4,789)
  Net change in unrealized
    appreciation
    (depreciation) from
    investments, options,
    futures and securities
    sold short............         22        4,460         8,591        1,196      168,803      (16,306)      214,222      36,209
                              -------      -------      --------     --------     --------     --------    ----------    --------
Change in net assets
  resulting from
  operations..............        616        1,984        12,543        1,111      171,527      (33,517)      216,388     (52,029)
                              -------      -------      --------     --------     --------     --------    ----------    --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income................         --           --            --           --       (7,815)      (1,723)       (8,379)     (2,343)
  From net realized
    gains.................         --           --        (1,014)          --           --           --            --          --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment
    income................         --           --            --           --         (320)         (51)         (167)        (40)
  From net realized
    gains.................         --           --          (116)          --           --           --            --          --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment
    income................         --           --            --           --          (43)          --           (11)         --
  From net realized
    gains.................         --           --           (51)          --           --           --            --          --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment
    income................         --           --            --           --          (43)          --            (4)         --
  From net realized
    gains.................         --           --          (221)          --           --           --            --          --
                              -------      -------      --------     --------     --------     --------    ----------    --------
Change in net assets from
  shareholder
  distributions...........         --           --        (1,402)          --       (8,221)      (1,774)       (8,561)     (2,383)
                              -------      -------      --------     --------     --------     --------    ----------    --------
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions....      2,301         (319)      294,211      287,363       (8,914)      22,936         2,682      52,109
                              -------      -------      --------     --------     --------     --------    ----------    --------
Change in net assets......      2,917        1,665       305,352      288,474      154,392      (12,355)      210,509      (2,303)
NET ASSETS:
  Beginning of period.....     16,761       15,096       288,474           --      603,341      615,696       829,504     831,807
                              -------      -------      --------     --------     --------     --------    ----------    --------
  End of period...........    $19,678      $16,761      $593,826     $288,474     $757,733     $603,341    $1,040,013    $829,504
                              =======      =======      ========     ========     ========     ========    ==========    ========

------------

(a) Period from commencement of operations on May 23, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                               SMALL CAP                    SMALL CAP                     MID CAP
                                              GROWTH FUND                  VALUE FUND                   GROWTH FUND
                                       -------------------------    -------------------------    -------------------------
                                        SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                          ENDED          YEAR          ENDED          YEAR          ENDED          YEAR
                                         DECEMBER        ENDED        DECEMBER        ENDED        DECEMBER        ENDED
                                           31,         JUNE 30,         31,         JUNE 30,         31,         JUNE 30,
                                           2003          2003           2003          2003           2003          2003
                                       ------------    ---------    ------------    ---------    ------------    ---------
                                       (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued........    $ 76,544      $ 140,969      $ 79,263      $ 183,776     $ 181,442      $ 417,720
  Dividends reinvested...............          --             --           311          8,506            --             --
  Cost of shares redeemed............     (56,078)       (62,969)      (68,762)      (139,698)     (153,251)      (251,877)
                                         --------      ---------      --------      ---------     ---------      ---------
Change in net assets from Class I
  capital transactions...............    $ 20,466      $  78,000      $ 10,812      $  52,584     $  28,191      $ 165,843
                                         ========      =========      ========      =========     =========      =========
CLASS A SHARES:
  Proceeds from shares issued........    $ 15,533      $ 120,550      $ 39,037      $  41,582     $ 109,209      $ 653,670
  Dividends reinvested...............          --             --            68          3,974            --             --
  Cost of shares redeemed............     (15,916)      (114,347)      (22,340)       (36,446)      (75,269)      (588,029)
                                         --------      ---------      --------      ---------     ---------      ---------
Change in net assets from Class A
  capital transactions...............    $   (383)     $   6,203      $ 16,765      $   9,110     $  33,940      $  65,641
                                         ========      =========      ========      =========     =========      =========
CLASS B SHARES:
  Proceeds from shares issued........    $  3,226      $   6,725      $  6,737      $   7,499     $   8,521      $  16,236
  Dividends reinvested...............          --             --            --          1,309            --             --
  Cost of shares redeemed............      (3,319)        (6,390)       (2,948)        (7,165)      (18,943)       (51,229)
                                         --------      ---------      --------      ---------     ---------      ---------
Change in net assets from Class B
  capital transactions...............    $    (93)     $     335      $  3,789      $   1,643     $ (10,422)     $ (34,993)
                                         ========      =========      ========      =========     =========      =========
CLASS C SHARES:
  Proceeds from shares issued........    $  2,755      $   4,038      $ 13,380      $   9,923     $  11,601      $  17,948
  Dividends reinvested...............          --             --            --          1,199            --             --
  Cost of shares redeemed............        (764)          (838)       (4,530)       (11,538)       (8,415)       (15,709)
                                         --------      ---------      --------      ---------     ---------      ---------
Change in net assets from Class C
  capital transactions...............    $  1,991      $   3,200      $  8,850      $    (416)    $   3,186      $   2,239
                                         ========      =========      ========      =========     =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.............................       7,701         17,358         3,881         10,926         9,069         24,650
  Reinvested.........................          --             --            16            503            --             --
  Redeemed...........................      (5,602)        (7,754)       (3,313)        (8,248)       (7,581)       (14,886)
                                         --------      ---------      --------      ---------     ---------      ---------
Change in Class I Shares.............       2,099          9,604           584          3,181         1,488          9,764
                                         ========      =========      ========      =========     =========      =========
CLASS A SHARES:
  Issued.............................       1,578         15,128         1,910          2,499         5,586         40,076
  Reinvested.........................          --             --             4            240            --             --
  Redeemed...........................      (1,611)       (14,309)       (1,084)        (2,220)       (3,821)       (36,007)
                                         --------      ---------      --------      ---------     ---------      ---------
Change in Class A Shares.............         (33)           819           830            519         1,765          4,069
                                         ========      =========      ========      =========     =========      =========
CLASS B SHARES:
  Issued.............................         351            903           345            477           488          1,095
  Reinvested.........................          --             --            --             83            --             --
  Redeemed...........................        (359)          (855)         (152)          (452)       (1,074)        (3,484)
                                         --------      ---------      --------      ---------     ---------      ---------
Change in Class B Shares.............          (8)            48           193            108          (586)        (2,389)
                                         ========      =========      ========      =========     =========      =========
CLASS C SHARES:
  Issued.............................         299            527           688            632           611          1,108
  Reinvested.........................          --             --            --             76            --             --
  Redeemed...........................         (81)          (110)         (233)          (742)         (438)          (983)
                                         --------      ---------      --------      ---------     ---------      ---------
Change in Class C Shares.............         218            417           455            (34)          173            125
                                         ========      =========      ========      =========     =========      =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 94

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                MID CAP                    DIVERSIFIED                   LARGE CAP
                                              VALUE FUND                  MID CAP FUND                  GROWTH FUND
                                       -------------------------    -------------------------    -------------------------
                                        SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                          ENDED          YEAR          ENDED          YEAR          ENDED          YEAR
                                         DECEMBER        ENDED        DECEMBER        ENDED        DECEMBER        ENDED
                                           31,         JUNE 30,         31,         JUNE 30,         31,         JUNE 30,
                                           2003          2003           2003          2003           2003          2003
                                       ------------    ---------    ------------    ---------    ------------    ---------
                                       (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued........   $ 127,125      $ 358,854      $ 70,077      $ 217,695     $ 144,346      $ 390,507
  Dividends reinvested...............         620         11,798           106            178            --             --
  Cost of shares redeemed............    (124,954)      (206,497)      (86,646)      (184,998)     (124,219)      (493,567)
                                        ---------      ---------      --------      ---------     ---------      ---------
Change in net assets from Class I
  capital transactions...............   $   2,791      $ 164,155      $(16,463)     $  32,875     $  20,127      $(103,060)
                                        =========      =========      ========      =========     =========      =========
CLASS A SHARES:
  Proceeds from shares issued........   $  37,162      $ 312,531      $ 13,776      $ 245,367     $  33,509      $ 264,307
  Dividends reinvested...............         253          7,830            --             38            --             --
  Cost of shares redeemed............     (39,539)      (303,968)      (16,878)      (271,413)      (36,574)      (273,372)
                                        ---------      ---------      --------      ---------     ---------      ---------
Change in net assets from Class A
  capital transactions...............   $  (2,124)     $  16,393      $ (3,102)     $ (26,008)    $  (3,065)     $  (9,065)
                                        =========      =========      ========      =========     =========      =========
CLASS B SHARES:
  Proceeds from shares issued........   $   4,595      $  15,031      $  2,002      $   3,972     $   9,217      $  20,254
  Dividends reinvested...............          --          3,239            --             --            --             --
  Cost of shares redeemed............      (6,007)       (24,236)       (1,116)        (2,970)      (35,333)       (81,402)
                                        ---------      ---------      --------      ---------     ---------      ---------
Change in net assets from Class B
  capital transactions...............   $  (1,412)     $  (5,966)     $    886      $   1,002     $ (26,116)     $ (61,148)
                                        =========      =========      ========      =========     =========      =========
CLASS C SHARES:
  Proceeds from shares issued........   $   3,983      $  10,181      $  1,305      $   3,537     $   2,072      $   4,649
  Dividends reinvested...............          --            495            --             --            --             --
  Cost of shares redeemed............      (2,707)        (4,245)         (732)          (993)       (2,771)        (6,279)
                                        ---------      ---------      --------      ---------     ---------      ---------
Change in net assets from Class C
  capital transactions...............   $   1,276      $   6,431      $    573      $   2,544     $    (699)     $  (1,630)
                                        =========      =========      ========      =========     =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.............................       8,642         28,887         4,183         15,353        10,836         33,928
  Reinvested.........................          44            939             7             13            --             --
  Redeemed...........................      (8,401)       (16,391)       (5,123)       (13,198)       (9,291)       (44,100)
                                        ---------      ---------      --------      ---------     ---------      ---------
Change in Class I Shares.............         285         13,435          (933)         2,168         1,545        (10,172)
                                        =========      =========      ========      =========     =========      =========
CLASS A SHARES:
  Issued.............................       2,490         25,146           837         17,782         2,479         23,152
  Reinvested.........................          18            624            --              3            --             --
  Redeemed...........................      (2,664)       (24,404)       (1,015)       (19,665)       (2,665)       (24,018)
                                        ---------      ---------      --------      ---------     ---------      ---------
Change in Class A Shares.............        (156)         1,366          (178)        (1,880)         (186)          (866)
                                        =========      =========      ========      =========     =========      =========
CLASS B SHARES:
  Issued.............................         319          1,211           128            294           731          1,810
  Reinvested.........................          --            264            --             --            --             --
  Redeemed...........................        (418)        (1,970)          (69)          (223)       (2,773)        (7,497)
                                        ---------      ---------      --------      ---------     ---------      ---------
Change in Class B Shares.............         (99)          (495)           59             71        (2,042)        (5,687)
                                        =========      =========      ========      =========     =========      =========
CLASS C SHARES:
  Issued.............................         281            827            82            260           166            421
  Reinvested.........................          --             40            --             --            --             --
  Redeemed...........................        (184)          (343)          (45)           (73)         (219)          (581)
                                        ---------      ---------      --------      ---------     ---------      ---------
Change in Class C Shares.............          97            524            37            187           (53)          (160)
                                        =========      =========      ========      =========     =========      =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                 LARGE CAP                     EQUITY                    DIVERSIFIED
                                                VALUE FUND                  INCOME FUND                  EQUITY FUND
                                         -------------------------    ------------------------    -------------------------
                                          SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                            ENDED          YEAR          ENDED          YEAR         ENDED          YEAR
                                           DECEMBER        ENDED        DECEMBER       ENDED        DECEMBER        ENDED
                                             31,         JUNE 30,         31,         JUNE 30,        31,         JUNE 30,
                                             2003          2003           2003          2003          2003          2003
                                         ------------    ---------    ------------    --------    ------------    ---------
                                         (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..........    $113,983      $ 249,263      $ 25,530      $ 59,393     $ 137,899      $ 337,888
  Dividends reinvested.................       1,823          3,378         7,945         1,667         1,942          2,203
  Cost of shares redeemed..............     (82,331)      (181,774)      (36,899)      (72,477)     (155,575)      (269,900)
                                           --------      ---------      --------      --------     ---------      ---------
Change in net assets from Class I
  capital transactions.................    $ 33,475      $  70,867      $ (3,424)     $(11,417)    $ (15,734)     $  70,191
                                           ========      =========      ========      ========     =========      =========
CLASS A SHARES:
  Proceeds from shares issued..........    $ 28,929      $ 127,515      $ 11,733      $ 53,921     $  13,693      $ 214,497
  Dividends reinvested.................         117            228         2,704         3,592           333            709
  Cost of shares redeemed..............      (9,745)      (127,969)      (28,874)      (58,880)      (26,184)      (241,874)
                                           --------      ---------      --------      --------     ---------      ---------
Change in net assets from Class A
  capital transactions.................    $ 19,301      $    (226)     $(14,437)     $ (1,367)    $ (12,158)     $ (26,668)
                                           ========      =========      ========      ========     =========      =========
CLASS B SHARES:
  Proceeds from shares issued..........    $  7,407      $   3,284      $  4,239      $  5,979     $   1,658      $   6,090
  Dividends reinvested.................           7             20         2,693         3,461            --             --
  Cost of shares redeemed..............      (2,384)        (5,482)      (13,793)      (25,111)       (2,279)       (16,627)
                                           --------      ---------      --------      --------     ---------      ---------
Change in net assets from Class B
  capital transactions.................    $  5,030      $  (2,178)     $ (6,861)     $(15,671)    $    (621)     $ (10,537)
                                           ========      =========      ========      ========     =========      =========
CLASS C SHARES:
  Proceeds from shares issued..........    $  1,567      $   2,345      $  2,412      $  1,713     $     753      $   5,895
  Dividends reinvested.................           2              4           142            56            --             --
  Cost of shares redeemed..............      (1,020)        (1,548)         (882)         (718)       (2,083)        (6,126)
                                           --------      ---------      --------      --------     ---------      ---------
Change in net assets from Class C
  capital transactions.................    $    549      $     801      $  1,672      $  1,051     $  (1,330)     $    (231)
                                           ========      =========      ========      ========     =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...............................       8,993         22,631         1,646         4,216        12,890         35,996
  Reinvested...........................         149            312           510           119           188            243
  Redeemed.............................      (6,443)       (16,429)       (2,364)       (5,096)      (14,428)       (28,497)
                                           --------      ---------      --------      --------     ---------      ---------
Change in Class I Shares...............       2,699          6,514          (208)         (761)       (1,350)         7,742
                                           ========      =========      ========      ========     =========      =========
CLASS A SHARES:
  Issued...............................       2,219         12,026           759         3,968         1,279         23,974
  Reinvested...........................           9             21           175           256            32             78
  Redeemed.............................        (751)       (12,060)       (1,848)       (4,330)       (2,449)       (26,708)
                                           --------      ---------      --------      --------     ---------      ---------
Change in Class A Shares...............       1,477            (13)         (914)         (106)       (1,138)        (2,656)
                                           ========      =========      ========      ========     =========      =========
CLASS B SHARES:
  Issued...............................         572            297           276           422           160            666
  Reinvested...........................           1              2           174           248            --             --
  Redeemed.............................        (187)          (501)         (887)       (1,785)         (220)        (1,797)
                                           --------      ---------      --------      --------     ---------      ---------
Change in Class B Shares...............         386           (202)         (437)       (1,115)          (60)        (1,131)
                                           ========      =========      ========      ========     =========      =========
CLASS C SHARES:
  Issued...............................         121            213           157           121            73            643
  Reinvested...........................          --(a)          --(a)          9             4            --             --
  Redeemed.............................         (79)          (141)          (57)          (50)         (200)          (675)
                                           --------      ---------      --------      --------     ---------      ---------
Change in Class C Shares...............          42             72           109            75          (127)           (32)
                                           ========      =========      ========      ========     =========      =========

------------

(a) Amount is less than 1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 96

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                      BALANCED                     EQUITY                       MARKET
                                        FUND                     INDEX FUND                 EXPANSION FUND
                              ------------------------    -------------------------    ------------------------
                               SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                 ENDED          YEAR         ENDED          YEAR          ENDED          YEAR
                                DECEMBER       ENDED        DECEMBER        ENDED        DECEMBER       ENDED
                                  31,         JUNE 30,        31,         JUNE 30,         31,         JUNE 30,
                                  2003          2003          2003          2003           2003          2003
                              ------------    --------    ------------    ---------    ------------    --------
                              (UNAUDITED)                 (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares
   issued...................    $  2,431      $  4,266     $ 137,694      $ 389,802      $ 44,374      $100,230
 Dividends reinvested.......         364           503         8,039         12,928            43            47
 Cost of shares redeemed....      (5,595)      (20,798)     (233,998)      (314,806)      (11,529)      (33,195)
                                --------      --------     ---------      ---------      --------      --------
Change in net assets from
 Class I capital
 transactions...............    $ (2,800)     $(16,029)    $ (88,265)     $  87,924      $ 32,888      $ 67,082
                                ========      ========     =========      =========      ========      ========
CLASS A SHARES:
 Proceeds from shares
   issued...................    $ 13,370      $ 15,532     $  69,623      $ 107,335      $  9,977      $ 12,150
 Dividends reinvested.......       1,013         2,274         2,313          4,496            13            42
 Cost of shares redeemed....     (14,851)      (24,977)      (73,195)      (131,062)       (2,961)       (6,964)
                                --------      --------     ---------      ---------      --------      --------
Change in net assets from
 Class A capital
 transactions...............    $   (468)     $ (7,171)    $  (1,259)     $ (19,231)     $  7,029      $  5,228
                                ========      ========     =========      =========      ========      ========
CLASS B SHARES:
 Proceeds from shares
   issued...................    $ 10,177      $ 15,404     $  13,958      $  21,772      $  3,306      $  4,911
 Dividends reinvested.......       1,143         2,979           646          1,297            --            19
 Cost of shares redeemed....     (18,019)      (56,822)      (30,029)       (83,152)         (858)       (2,043)
                                --------      --------     ---------      ---------      --------      --------
Change in net assets from
 Class B capital
 transactions...............    $ (6,699)     $(38,439)    $ (15,425)     $ (60,083)     $  2,448      $  2,887
                                ========      ========     =========      =========      ========      ========
CLASS C SHARES:
 Proceeds from shares
   issued...................    $  2,270      $  2,340     $  14,316      $  23,422      $  4,461      $  5,509
 Dividends reinvested.......          27            49           186            327            --             8
 Cost of shares redeemed....        (694)       (1,505)      (10,155)       (27,641)       (1,215)       (1,450)
                                --------      --------     ---------      ---------      --------      --------
Change in net assets from
 Class C capital
 transactions...............    $  1,603      $    884     $   4,347      $  (3,892)     $  3,246      $  4,067
                                ========      ========     =========      =========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued.....................         202           386         5,899         19,192         4,796        13,230
 Reinvested.................          30            45           357            654             5             6
 Redeemed...................        (469)       (1,881)       (9,776)       (15,389)       (1,251)       (4,508)
                                --------      --------     ---------      ---------      --------      --------
Change in Class I Shares....        (237)       (1,450)       (3,520)         4,457         3,550         8,728
                                ========      ========     =========      =========      ========      ========
CLASS A SHARES:
 Issued.....................       1,105         1,393         2,965          5,234         1,075         1,655
 Reinvested.................          85           205           103            224             1             6
 Redeemed...................      (1,227)       (2,261)       (3,111)        (6,469)         (323)         (956)
                                --------      --------     ---------      ---------      --------      --------
Change in Class A Shares....         (37)         (663)          (43)        (1,011)          753           705
                                ========      ========     =========      =========      ========      ========
CLASS B SHARES:
 Issued.....................         842         1,374           598          1,062           361           654
 Reinvested.................          95           268            29             66            --             3
 Redeemed...................      (1,483)       (5,134)       (1,276)        (4,137)          (94)         (279)
                                --------      --------     ---------      ---------      --------      --------
Change in Class B Shares....        (546)       (3,492)         (649)        (3,009)          267           378
                                ========      ========     =========      =========      ========      ========
CLASS C SHARES:
 Issued.....................         188           207           613          1,139           514           755
 Reinvested.................           2             4             8             17            --             1
 Redeemed...................         (57)         (133)         (432)        (1,372)         (138)         (199)
                                --------      --------     ---------      ---------      --------      --------
Change in Class C Shares....         133            78           189           (216)          376           557
                                ========      ========     =========      =========      ========      ========

                                     TECHNOLOGY
                                        FUND
                              ------------------------
                               SIX MONTHS       YEAR
                                 ENDED         ENDED
                                DECEMBER        JUNE
                                  31,           30,
                                  2003          2003
                              ------------    --------
                              (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares
   issued...................    $   845       $ 4,123
 Dividends reinvested.......         --            --
 Cost of shares redeemed....       (625)       (3,135)
                                -------       -------
Change in net assets from
 Class I capital
 transactions...............    $   220       $   988
                                =======       =======
CLASS A SHARES:
 Proceeds from shares
   issued...................    $ 3,194       $ 2,894
 Dividends reinvested.......         --            --
 Cost of shares redeemed....     (3,581)       (4,216)
                                -------       -------
Change in net assets from
 Class A capital
 transactions...............    $  (387)      $(1,322)
                                =======       =======
CLASS B SHARES:
 Proceeds from shares
   issued...................    $ 2,399       $ 2,324
 Dividends reinvested.......         --            --
 Cost of shares redeemed....     (1,551)       (1,837)
                                -------       -------
Change in net assets from
 Class B capital
 transactions...............    $   848       $   487
                                =======       =======
CLASS C SHARES:
 Proceeds from shares
   issued...................    $   567       $   385
 Dividends reinvested.......         --            --
 Cost of shares redeemed....       (289)         (238)
                                -------       -------
Change in net assets from
 Class C capital
 transactions...............    $   278       $   147
                                =======       =======
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued.....................        198         1,222
 Reinvested.................         --            --
 Redeemed...................       (146)         (953)
                                -------       -------
Change in Class I Shares....         52           269
                                =======       =======
CLASS A SHARES:
 Issued.....................        752           870
 Reinvested.................         --            --
 Redeemed...................       (834)       (1,300)
                                -------       -------
Change in Class A Shares....        (82)         (430)
                                =======       =======
CLASS B SHARES:
 Issued.....................        581           695
 Reinvested.................         --            --
 Redeemed...................       (372)         (576)
                                -------       -------
Change in Class B Shares....        209           119
                                =======       =======
CLASS C SHARES:
 Issued.....................        137           115
 Reinvested.................         --            --
 Redeemed...................        (71)          (73)
                                -------       -------
Change in Class C Shares....         66            42
                                =======       =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                 HEALTH SCIENCES              MARKET NEUTRAL           INTERNATIONAL EQUITY
                                       FUND                        FUND                     INDEX FUND
                             ------------------------    ------------------------    -------------------------
                              SIX MONTHS       YEAR       SIX MONTHS                  SIX MONTHS
                                ENDED         ENDED         ENDED         PERIOD        ENDED          YEAR
                               DECEMBER        JUNE        DECEMBER       ENDED        DECEMBER        ENDED
                                 31,           30,           31,         JUNE 30,        31,         JUNE 30,
                                 2003          2003          2003        2003(A)         2003          2003
                             ------------    --------    ------------    --------    ------------    ---------
                             (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares
   issued..................    $    73       $   295       $228,286      $196,046      $ 63,980      $ 162,303
 Dividends reinvested......         --            --            904            --            --            405
 Cost of shares redeemed...        (25)         (393)        (6,767)         (239)      (75,162)      (133,411)
                               -------       -------       --------      --------      --------      ---------
Change in net assets from
 Class I capital
 transactions..............    $    48       $   (98)      $222,423      $195,807      $(11,182)     $  29,297
                               =======       =======       ========      ========      ========      =========
CLASS A SHARES:
 Proceeds from shares
   issued..................    $ 2,331       $ 1,616       $ 31,951      $ 25,640      $  8,084      $ 101,273
 Dividends reinvested......         --            --             60            --            --             43
 Cost of shares redeemed...     (1,491)       (2,011)        (9,214)         (285)       (6,882)      (105,200)
                               -------       -------       --------      --------      --------      ---------
Change in net assets from
 Class A capital
 transactions..............    $   840       $  (395)      $ 22,797      $ 25,355      $  1,202      $  (3,884)
                               =======       =======       ========      ========      ========      =========
CLASS B SHARES:
 Proceeds from shares
   issued..................    $ 1,649       $ 1,651       $  9,183      $ 12,421      $  1,014      $     700
 Dividends reinvested......         --            --             24            --            --             --
 Cost of shares redeemed...       (651)       (1,509)          (574)          (79)       (1,019)        (2,635)
                               -------       -------       --------      --------      --------      ---------
Change in net assets from
 Class B capital
 transactions..............    $   998       $   142       $  8,633      $ 12,342      $     (5)     $  (1,935)
                               =======       =======       ========      ========      ========      =========
CLASS C SHARES:
 Proceeds from shares
   issued..................    $   501       $   151       $ 44,366      $ 53,898      $  2,537      $   1,543
 Dividends reinvested......         --            --             99            --            --             --
 Cost of shares redeemed...        (86)         (119)        (4,107)          (39)       (1,466)        (2,085)
                               -------       -------       --------      --------      --------      ---------
Change in net assets from
 Class C capital
 transactions..............    $   415       $    32       $ 40,358      $ 53,859      $  1,071      $    (542)
                               =======       =======       ========      ========      ========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued....................          7            34         22,496        19,575         4,418         13,598
 Reinvested................         --            --             88            --            --             34
 Redeemed..................         (2)          (45)          (664)          (24)       (5,089)       (11,111)
                               -------       -------       --------      --------      --------      ---------
Change in Class I Shares...          5           (11)        21,920        19,551          (671)         2,521
                               =======       =======       ========      ========      ========      =========
CLASS A SHARES:
 Issued....................        232           179          3,161         2,565           546          8,396
 Reinvested................         --            --              6            --            --              4
 Redeemed..................       (148)         (237)          (906)          (29)         (461)        (8,615)
                               -------       -------       --------      --------      --------      ---------
Change in Class A Shares...         84           (58)         2,261         2,536            85           (215)
                               =======       =======       ========      ========      ========      =========
CLASS B SHARES:
 Issued....................        167           190            911         1,242            72             60
 Reinvested................         --            --              2            --            --             --
 Redeemed..................        (67)         (183)           (57)           (8)          (73)          (231)
                               -------       -------       --------      --------      --------      ---------
Change in Class B Shares...        100             7            856         1,234            (1)          (171)
                               =======       =======       ========      ========      ========      =========
CLASS C SHARES:
 Issued....................         51            17          4,396         5,390           174            130
 Reinvested................         --            --             10            --            --             --
 Redeemed..................         (9)          (14)          (405)           (4)         (101)          (176)
                               -------       -------       --------      --------      --------      ---------
Change in Class C Shares...         42             3          4,001         5,386            73            (46)
                               =======       =======       ========      ========      ========      =========

                                    DIVERSIFIED
                                INTERNATIONAL FUND
                             -------------------------
                              SIX MONTHS
                                ENDED          YEAR
                               DECEMBER        ENDED
                                 31,         JUNE 30,
                                 2003          2003
                             ------------    ---------
                             (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares
   issued..................    $ 69,929      $ 232,507
 Dividends reinvested......          --            675
 Cost of shares redeemed...     (72,218)      (168,801)
                               --------      ---------
Change in net assets from
 Class I capital
 transactions..............    $ (2,289)     $  64,381
                               ========      =========
CLASS A SHARES:
 Proceeds from shares
   issued..................    $  7,117      $ 120,463
 Dividends reinvested......          --             32
 Cost of shares redeemed...      (3,651)      (131,000)
                               --------      ---------
Change in net assets from
 Class A capital
 transactions..............    $  3,466      $ (10,505)
                               ========      =========
CLASS B SHARES:
 Proceeds from shares
   issued..................    $  1,511      $     899
 Dividends reinvested......          --             --
 Cost of shares redeemed...        (600)        (2,508)
                               --------      ---------
Change in net assets from
 Class B capital
 transactions..............    $    911      $  (1,609)
                               ========      =========
CLASS C SHARES:
 Proceeds from shares
   issued..................    $    807      $     138
 Dividends reinvested......          --             --
 Cost of shares redeemed...        (213)          (296)
                               --------      ---------
Change in net assets from
 Class C capital
 transactions..............    $    594      $    (158)
                               ========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued....................       5,782         23,078
 Reinvested................          --             67
 Redeemed..................      (5,919)       (16,747)
                               --------      ---------
Change in Class I Shares...        (137)         6,398
                               ========      =========
CLASS A SHARES:
 Issued....................         571         11,768
 Reinvested................          --              3
 Redeemed..................        (299)       (12,658)
                               --------      ---------
Change in Class A Shares...         272           (887)
                               ========      =========
CLASS B SHARES:
 Issued....................         133             94
 Reinvested................          --             --
 Redeemed..................         (54)          (278)
                               --------      ---------
Change in Class B Shares...          79           (184)
                               ========      =========
CLASS C SHARES:
 Issued....................          74             15
 Reinvested................          --             --
 Redeemed..................         (20)           (33)
                               --------      ---------
Change in Class C Shares...          54            (18)
                               ========      =========

------------

(a) Period from commencement of operations on May 23, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 98

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                            INVESTMENT ACTIVITIES                                    DISTRIBUTIONS
                                         ----------------------------                  ------------------------------------------
                                                        NET REALIZED
                            NET ASSET       NET        AND UNREALIZED
                             VALUE,      INVESTMENT        GAINS         TOTAL FROM       NET            NET
                            BEGINNING      INCOME      (LOSSES) FROM     INVESTMENT    INVESTMENT     REALIZED          TOTAL
                            OF PERIOD      (LOSS)       INVESTMENTS      ACTIVITIES      INCOME         GAINS       DISTRIBUTIONS
                            ---------    ----------    --------------    ----------    ----------    -----------    -------------

SMALL CAP GROWTH FUND
 (CLASS I)
 Six Months Ended December
 31, 2003 (Unaudited).....   $ 8.87        $(0.02)         $ 1.96          $ 1.94        $   --        $   --          $   --
 Year Ended June 30,
 2003.....................     9.23         (0.03)          (0.33)          (0.36)           --            --              --
 Year Ended June 30,
 2002.....................    10.47         (0.05)          (1.19)          (1.24)           --            --              --
 Year Ended June 30,
 2001.....................    12.97         (0.06)          (1.05)          (1.11)           --         (1.39)          (1.39)
 Year Ended June 30,
 2000.....................    10.62         (0.03)           3.26            3.23            --         (0.88)          (0.88)
 Year Ended June 30,
 1999.....................    12.05            --           (0.24)          (0.24)           --         (1.19)          (1.19)

SMALL CAP VALUE FUND
 (CLASS I)
 Six Months Ended December
 31, 2003 (Unaudited).....    18.40          0.04            4.67            4.71         (0.04)           --           (0.04)
 Year Ended June 30,
 2003.....................    21.19          0.11           (1.81)          (1.70)        (0.11)        (0.98)          (1.09)
 Year Ended June 30,
 2002.....................    19.53          0.14            2.78            2.92         (0.14)        (1.12)          (1.26)
 Year Ended June 30,
 2001.....................    13.74          0.22            5.79            6.01         (0.22)           --           (0.22)
 Year Ended June 30,
 2000.....................    14.26          0.13           (0.53)          (0.40)        (0.12)           --           (0.12)
 Six Months Ended June 30,
 1999 (d).................    15.02         (0.02)          (0.66)          (0.68)           --         (0.08)          (0.08)
 Year Ended December 31,
 1998.....................    16.22         (0.07)          (0.60)          (0.67)           --         (0.53)          (0.53)

MID CAP GROWTH FUND (CLASS
 I)
 Six Months Ended December
 31, 2003 (Unaudited).....    18.66         (0.04)           2.68            2.64            --            --              --
 Year Ended June 30,
 2003.....................    18.70         (0.06)           0.02           (0.04)           --            --              --
 Year Ended June 30,
 2002.....................    22.13         (0.11)          (3.25)          (3.36)           --         (0.07)          (0.07)
 Year Ended June 30,
 2001.....................    29.73         (0.15)          (3.13)          (3.28)           --         (4.32)          (4.32)
 Year Ended June 30,
 2000.....................    25.32         (0.10)           8.59            8.49            --         (4.08)          (4.08)
 Year Ended June 30,
 1999.....................    22.51         (0.07)           5.58            5.51            --         (2.70)          (2.70)

MID CAP VALUE (CLASS I)
 Six Months Ended December
 31, 2003 (Unaudited).....    13.48          0.04            2.86            2.90         (0.04)           --           (0.04)
 Year Ended June 30,
 2003.....................    15.33          0.08           (1.14)          (1.06)        (0.08)        (0.71)          (0.79)
 Year Ended June 30,
 2002.....................    16.74          0.08           (0.05)           0.03         (0.08)        (1.36)          (1.44)
 Year Ended June 30,
 2001.....................    13.44          0.12            3.98            4.10         (0.12)        (0.68)          (0.80)
 Year Ended June 30,
 2000.....................    14.88          0.12           (0.14)          (0.02)        (0.12)        (1.30)          (1.42)
 Year Ended June 30,
 1999.....................    16.90          0.13            0.24            0.37         (0.13)        (2.26)          (2.39)

DIVERSIFIED MID CAP FUND
 (CLASS I)
 Six Months Ended December
 31, 2003 (Unaudited).....    15.51          0.01            2.62            2.63         (0.01)           --           (0.01)
 Year Ended June 30,
 2003.....................    16.06          0.04           (0.55)          (0.51)        (0.04)           --           (0.04)
 Year Ended June 30,
 2002.....................    18.46          0.03           (1.53)          (1.50)        (0.02)        (0.88)          (0.90)
 Year Ended June 30,
 2001.....................    21.69          0.02            1.33            1.35         (0.03)        (4.55)          (4.58)
 Year Ended June 30,
 2000.....................    22.10          0.06            2.59            2.65         (0.05)        (3.01)          (3.06)
 Six Months Ended June 30,
 1999 (e).................    20.46         (0.01)           1.70            1.69            --         (0.05)          (0.05)
 Year Ended December 31,
 1998.....................    20.93         (0.01)           0.93            0.92            --         (1.39)          (1.39)

LARGE CAP GROWTH FUND
 (CLASS I)
 Six Months Ended December
 31, 2003 (Unaudited).....    12.67            --            1.56            1.56            --            --              --
 Year Ended June 30,
 2003.....................    12.33          0.01            0.33            0.34            --            --              --
 Year Ended June 30,
 2002.....................    17.12         (0.02)          (4.77)          (4.79)           --            --              --
 Year Ended June 30,
 2001.....................    26.68         (0.08)          (8.58)          (8.66)           --         (0.90)          (0.90)
 Year Ended June 30,
 2000.....................    26.15         (0.03)           3.90            3.87            --         (3.34)          (3.34)
 Year Ended June 30,
 1999.....................    22.71            --            5.80            5.80            --         (2.36)          (2.36)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                              -----------------------------------------
                                                                                            RATIO OF
                                         NET ASSET            NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                  END        EXPENSES    INCOME (LOSS)
                                            END      TOTAL     OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ------   -----------   ----------   --------------

SMALL CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $10.81     21.87%(b) $  567,949      1.00%(c)       (0.43)%(c)
  Year Ended June 30, 2003..............    8.87     (3.90)      447,634       1.03           (0.45)
  Year Ended June 30, 2002..............    9.23     (11.84)     376,910       1.05           (0.65)
  Year Ended June 30, 2001..............   10.47     (9.00)      274,544       1.04           (0.59)
  Year Ended June 30, 2000..............   12.97     32.26       253,626       1.05           (0.23)
  Year Ended June 30, 1999..............   10.62     (0.72)      130,974       1.06            0.00

SMALL CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   23.07     25.62(b)    771,553       0.99(c)         0.43(c)
  Year Ended June 30, 2003..............   18.40     (7.50)      604,837       1.00            0.70
  Year Ended June 30, 2002..............   21.19     15.76       629,011       0.99            0.73
  Year Ended June 30, 2001..............   19.53     43.98       321,689       0.96            1.33
  Year Ended June 30, 2000..............   13.74     (2.78)      179,923       0.93            0.83
  Six Months Ended June 30, 1999 (d)....   14.26     (4.48)(b)    246,712      0.94(c)        (0.35)(c)
  Year Ended December 31, 1998..........   15.02     (4.11)      276,754       0.94           (0.48)

MID CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   21.30     14.15(b)  1,735,889       0.98(c)        (0.42)(c)
  Year Ended June 30, 2003..............   18.66     (0.21)    1,493,114       0.99           (0.40)
  Year Ended June 30, 2002..............   18.70     (15.20)   1,313,208       0.99           (0.57)
  Year Ended June 30, 2001..............   22.13     (13.54)   1,418,647       0.99           (0.60)
  Year Ended June 30, 2000..............   29.73     36.65     1,624,824       0.99           (0.38)
  Year Ended June 30, 1999..............   25.32     28.39     1,164,884       0.99           (0.35)

MID CAP VALUE (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   16.34     21.57(b)  1,543,267       0.96(c)         0.61(c)
  Year Ended June 30, 2003..............   13.48     (6.48)    1,269,438       0.99            0.65
  Year Ended June 30, 2002..............   15.33      0.24     1,237,701       0.97            0.57
  Year Ended June 30, 2001..............   16.74     31.55     1,180,092       0.96            0.77
  Year Ended June 30, 2000..............   13.44      0.38       963,410       0.97            0.93
  Year Ended June 30, 1999..............   14.88      3.82     1,057,827       0.95            0.94

DIVERSIFIED MID CAP FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   18.13     16.97(b)    966,417       0.96(c)         0.18(c)
  Year Ended June 30, 2003..............   15.51     (3.16)      841,092       0.96            0.29
  Year Ended June 30, 2002..............   16.06     (8.35)      835,901       0.97            0.15
  Year Ended June 30, 2001..............   18.46      6.13       890,096       0.93            0.19
  Year Ended June 30, 2000..............   21.69     14.03       832,959       0.86            0.24
  Six Months Ended June 30, 1999 (e)....   22.10      8.32(b)    987,059       0.90(c)        (0.09)(c)
  Year Ended December 31, 1998..........   20.46      4.61       987,256       0.90           (0.08)

LARGE CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   14.23     12.31(b)  1,655,462       0.99(c)         0.03(c)
  Year Ended June 30, 2003..............   12.67      2.76     1,453,774       0.99            0.13
  Year Ended June 30, 2002..............   12.33     (27.98)   1,540,526       0.97           (0.13)
  Year Ended June 30, 2001..............   17.12     (33.56)   2,059,004       0.93           (0.38)
  Year Ended June 30, 2000..............   26.68     15.30     3,118,107       0.94            0.12
  Year Ended June 30, 1999..............   26.15     28.78     3,052,729       0.96            0.07

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
SMALL CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.00%(c)         31.43%
  Year Ended June 30, 2003..............       1.04             94.54
  Year Ended June 30, 2002..............       1.06            119.33
  Year Ended June 30, 2001..............       1.05            157.71
  Year Ended June 30, 2000..............       1.06            163.03
  Year Ended June 30, 1999..............       1.09            127.83
SMALL CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.01(c)          20.28
  Year Ended June 30, 2003..............       1.02             45.70
  Year Ended June 30, 2002..............       1.01             39.91
  Year Ended June 30, 2001..............       0.99             74.81
  Year Ended June 30, 2000..............       1.05            146.46
  Six Months Ended June 30, 1999 (d)....       1.03(c)          50.90
  Year Ended December 31, 1998..........       0.94             42.39
MID CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.00(c)          32.36
  Year Ended June 30, 2003..............       1.06             70.87
  Year Ended June 30, 2002..............       1.07             83.02
  Year Ended June 30, 2001..............       1.02            127.02
  Year Ended June 30, 2000..............       0.99            181.78
  Year Ended June 30, 1999..............       0.99            141.46
MID CAP VALUE (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.98(c)           8.98
  Year Ended June 30, 2003..............       1.00             99.39
  Year Ended June 30, 2002..............       0.98            101.29
  Year Ended June 30, 2001..............       0.97            127.06
  Year Ended June 30, 2000..............       0.99            110.43
  Year Ended June 30, 1999..............       0.96            115.65
DIVERSIFIED MID CAP FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.97(c)          40.11
  Year Ended June 30, 2003..............       0.98             48.94
  Year Ended June 30, 2002..............       0.99             37.08
  Year Ended June 30, 2001..............       0.97             59.45
  Year Ended June 30, 2000..............       1.00             70.01
  Six Months Ended June 30, 1999 (e)....       0.97(c)          23.53
  Year Ended December 31, 1998..........       0.90             26.89
LARGE CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.05(c)          18.89
  Year Ended June 30, 2003..............       1.13             60.12
  Year Ended June 30, 2002..............       1.07             69.07
  Year Ended June 30, 2001..............       1.00             73.36
  Year Ended June 30, 2000..............       0.94            123.21
  Year Ended June 30, 1999..............       0.96             86.34

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 100

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED       CAPITAL
                                          NET ASSET      NET       AND UNREALIZED   CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS            FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM     INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS        ADVISOR      ACTIVITIES
                                          ---------   ----------   --------------   -------------   ----------

LARGE CAP VALUE FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................   $12.06       $ 0.08         $ 1.90            $--          $ 1.98
 Year Ended June 30, 2003...............    12.77         0.12          (0.71)            --           (0.59)
 Year Ended June 30, 2002...............    16.16         0.09          (3.22)            --           (3.13)
 Year Ended June 30, 2001...............    15.50         0.11           1.05             --            1.16
 Year Ended June 30, 2000...............    18.09         0.13          (1.10)            --           (0.97)
 Year Ended June 30, 1999...............    16.70         0.18           2.44             --            2.62

EQUITY INCOME FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    15.06         0.14           1.68             --            1.82
 Year Ended June 30, 2003...............    16.36         0.26          (0.82)            --           (0.56)
 Year Ended June 30, 2002...............    19.42         0.25          (2.01)            --           (1.76)
 Year Ended June 30, 2001...............    21.25         0.26           0.68             --            0.94
 Year Ended June 30, 2000...............    24.50         0.33          (2.32)            --           (1.99)
 Year Ended June 30, 1999...............    24.07         0.31           2.11             --            2.42

DIVERSIFIED EQUITY FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.26         0.04           1.30             --            1.34
 Year Ended June 30, 2003...............    10.46         0.07          (0.20)            --           (0.13)
 Year Ended June 30, 2002...............    12.95         0.05          (2.45)            --           (2.40)
 Year Ended June 30, 2001...............    15.05         0.03          (1.86)            --           (1.83)
 Year Ended June 30, 2000...............    15.19         0.03           0.72             --            0.75
 Year Ended June 30, 1999...............    13.51         0.05           2.52             --            2.57

BALANCED FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    11.81         0.13           0.82             --            0.95
 Year Ended June 30, 2003...............    11.65         0.29           0.16             --            0.45
 Year Ended June 30, 2002...............    13.14         0.32          (1.49)            --           (1.17)
 Year Ended June 30, 2001...............    13.99         0.36          (0.86)            --           (0.50)
 Year Ended June 30, 2000...............    14.13         0.40           0.38             --            0.78
 Year Ended June 30, 1999...............    13.80         0.34           1.28             --            1.62

EQUITY INDEX FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    22.26         0.18           3.14             --            3.32
 Year Ended June 30, 2003...............    22.60         0.30          (0.34)            --           (0.04)
 Year Ended June 30, 2002...............    27.96         0.28          (5.36)            --           (5.08)
 Year Ended June 30, 2001...............    33.21         0.27          (5.26)            --           (4.99)
 Year Ended June 30, 2000...............    31.79         0.31           1.86             --            2.17
 Year Ended June 30, 1999...............    27.16         0.31           5.54             --            5.85

MARKET EXPANSION INDEX FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................     8.33         0.02           1.71             --            1.73
 Year Ended June 30, 2003...............     8.60         0.03          (0.25)            --           (0.22)
 Year Ended June 30, 2002...............     8.82         0.04          (0.19)            --           (0.15)
 Year Ended June 30, 2001...............     9.07         0.06           0.70             --            0.76
 Year Ended June 30, 2000...............    10.63         0.07           1.15           0.02            1.24
 Six Months Ended June 30, 1999 (d).....    10.52         0.03           0.40             --            0.43
 July 31, 1998 to December 31, 1998
 (e)....................................    10.00         0.03           0.93             --            0.96

                                                       DISTRIBUTIONS
                                          ----------------------------------------

                                             NET           NET
                                          INVESTMENT    REALIZED         TOTAL
                                            INCOME        GAINS      DISTRIBUTIONS
                                          ----------   -----------   -------------
LARGE CAP VALUE FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    $(0.08)      $   --         $(0.08)
 Year Ended June 30, 2003...............     (0.12)          --          (0.12)
 Year Ended June 30, 2002...............     (0.09)       (0.17)         (0.26)
 Year Ended June 30, 2001...............     (0.11)       (0.39)         (0.50)
 Year Ended June 30, 2000...............     (0.13)       (1.49)         (1.62)
 Year Ended June 30, 1999...............     (0.18)       (1.05)         (1.23)
EQUITY INCOME FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.14)       (0.52)         (0.66)
 Year Ended June 30, 2003...............     (0.26)       (0.48)         (0.74)
 Year Ended June 30, 2002...............     (0.24)       (1.06)         (1.30)
 Year Ended June 30, 2001...............     (0.25)       (2.52)         (2.77)
 Year Ended June 30, 2000...............     (0.32)       (0.94)         (1.26)
 Year Ended June 30, 1999...............     (0.31)       (1.68)         (1.99)
DIVERSIFIED EQUITY FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.04)          --          (0.04)
 Year Ended June 30, 2003...............     (0.07)          --          (0.07)
 Year Ended June 30, 2002...............     (0.05)       (0.04)         (0.09)
 Year Ended June 30, 2001...............     (0.03)       (0.24)         (0.27)
 Year Ended June 30, 2000...............     (0.02)       (0.87)         (0.89)
 Year Ended June 30, 1999...............     (0.05)       (0.84)         (0.89)
BALANCED FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.14)          --          (0.14)
 Year Ended June 30, 2003...............     (0.29)          --          (0.29)
 Year Ended June 30, 2002...............     (0.32)          --          (0.32)
 Year Ended June 30, 2001...............     (0.35)          --          (0.35)
 Year Ended June 30, 2000...............     (0.39)       (0.53)         (0.92)
 Year Ended June 30, 1999...............     (0.34)       (0.95)         (1.29)
EQUITY INDEX FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.18)          --          (0.18)
 Year Ended June 30, 2003...............     (0.30)          --          (0.30)
 Year Ended June 30, 2002...............     (0.28)          --          (0.28)
 Year Ended June 30, 2001...............     (0.26)          --          (0.26)
 Year Ended June 30, 2000...............     (0.30)       (0.45)         (0.75)
 Year Ended June 30, 1999...............     (0.30)       (0.92)         (1.22)
MARKET EXPANSION INDEX FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.02)          --          (0.02)
 Year Ended June 30, 2003...............     (0.03)       (0.02)         (0.05)
 Year Ended June 30, 2002...............     (0.03)       (0.04)         (0.07)
 Year Ended June 30, 2001...............     (0.05)       (0.96)         (1.01)
 Year Ended June 30, 2000...............     (0.07)       (2.73)         (2.80)
 Six Months Ended June 30, 1999 (d).....     (0.03)       (0.29)         (0.32)
 July 31, 1998 to December 31, 1998
 (e)....................................     (0.03)       (0.41)         (0.44)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(e) Period from commencement of operations.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                              -----------------------------------------
                                                                                            RATIO OF
                                         NET ASSET            NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                  END        EXPENSES        INCOME
                                            END      TOTAL     OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ------   -----------   ----------   --------------

LARGE CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $13.96     16.46%(b) $1,399,288      0.94%(c)       1.26%(c)
  Year Ended June 30, 2003..............   12.06     (4.46)    1,176,240       0.97           1.14
  Year Ended June 30, 2002..............   12.77     (19.53)   1,161,684       0.98           0.67
  Year Ended June 30, 2001..............   16.16      7.54     1,544,504       0.96           0.69
  Year Ended June 30, 2000..............   15.50     (5.64)    1,474,666       0.96           0.82
  Year Ended June 30, 1999..............   18.09     17.26     1,095,686       0.95           1.15

EQUITY INCOME FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   16.22     12.31(b)    314,056       0.99(c)        1.81(c)
  Year Ended June 30, 2003..............   15.06     (3.06)      294,638       0.99           1.84
  Year Ended June 30, 2002..............   16.36     (9.64)      332,490       0.99           1.39
  Year Ended June 30, 2001..............   19.42      4.26       439,755       0.98           1.25
  Year Ended June 30, 2000..............   21.25     (8.34)      584,810       0.91           1.44
  Year Ended June 30, 1999..............   24.50     11.29     1,120,181       0.91           1.40

DIVERSIFIED EQUITY FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   11.56     13.12(b)  1,763,935       0.96(c)        0.81(c)
  Year Ended June 30, 2003..............   10.26     (1.12)    1,579,667       0.98           0.79
  Year Ended June 30, 2002..............   10.46     (18.61)   1,528,790       0.98           0.46
  Year Ended June 30, 2001..............   12.95     (12.37)   1,742,023       0.95           0.26
  Year Ended June 30, 2000..............   15.05      5.23     1,895,968       0.95           0.20
  Year Ended June 30, 1999..............   15.19     20.72     2,089,940       0.95           0.42

BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   12.62      8.07(b)     44,150       0.89(c)        2.13(c)
  Year Ended June 30, 2003..............   11.81      4.06        44,153       0.89           2.57
  Year Ended June 30, 2002..............   11.65     (9.05)       60,442       0.89           2.52
  Year Ended June 30, 2001..............   13.14     (3.61)       84,588       0.89           2.56
  Year Ended June 30, 2000..............   13.99      5.74       139,496       0.88           2.81
  Year Ended June 30, 1999..............   14.13     12.74       229,008       0.85           2.59

EQUITY INDEX FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   25.40     14.94(b)  1,893,615       0.35(c)        1.46(c)
  Year Ended June 30, 2003..............   22.26     (0.03)    1,737,838       0.35           1.46
  Year Ended June 30, 2002..............   22.60     (18.24)   1,663,601       0.35           1.10
  Year Ended June 30, 2001..............   27.96     (15.05)   1,742,852       0.35           0.89
  Year Ended June 30, 2000..............   33.21      6.86     1,987,505       0.35           0.95
  Year Ended June 30, 1999..............   31.79     22.50     1,855,947       0.35           1.14

MARKET EXPANSION INDEX FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.04     20.80(b)    172,522       0.55(c)        0.58(c)
  Year Ended June 30, 2003..............    8.33     (2.46)      113,512       0.57           0.59
  Year Ended June 30, 2002..............    8.60     (1.78)       42,115       0.57           0.44
  Year Ended June 30, 2001..............    8.82      8.84        31,337       0.57           0.61
  Year Ended June 30, 2000..............    9.07     14.30        28,699       0.57           0.72
  Six Months Ended June 30, 1999 (d)....   10.63      4.54(b)     28,871       0.57(c)        0.68(c)
  July 31, 1998 to December 31,
  1998 (e)..............................   10.52      9.91(b)     27,483       0.56(c)        0.75(c)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
LARGE CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.96%(c)         14.62%
  Year Ended June 30, 2003..............       0.98             84.63
  Year Ended June 30, 2002..............       0.99            125.65
  Year Ended June 30, 2001..............       0.96            127.66
  Year Ended June 30, 2000..............       0.96            131.95
  Year Ended June 30, 1999..............       0.95             40.69
EQUITY INCOME FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.02(c)           8.73
  Year Ended June 30, 2003..............       1.02             16.80
  Year Ended June 30, 2002..............       1.01             17.03
  Year Ended June 30, 2001..............       1.00             13.44
  Year Ended June 30, 2000..............       1.01             15.82
  Year Ended June 30, 1999..............       0.98             16.22
DIVERSIFIED EQUITY FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.97(c)          13.79
  Year Ended June 30, 2003..............       0.99             26.95
  Year Ended June 30, 2002..............       0.99             14.29
  Year Ended June 30, 2001..............       0.96             21.92
  Year Ended June 30, 2000..............       0.95             37.98
  Year Ended June 30, 1999..............       0.95             50.82
BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.02(c)          18.66
  Year Ended June 30, 2003..............       1.04             26.30
  Year Ended June 30, 2002..............       1.04             24.92
  Year Ended June 30, 2001..............       1.01             37.61
  Year Ended June 30, 2000..............       0.98             57.08
  Year Ended June 30, 1999..............       0.95             85.81
EQUITY INDEX FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.56(c)           1.54
  Year Ended June 30, 2003..............       0.60              6.74
  Year Ended June 30, 2002..............       0.60              6.68
  Year Ended June 30, 2001..............       0.58              9.72
  Year Ended June 30, 2000..............       0.57              7.89
  Year Ended June 30, 1999..............       0.57              5.37
MARKET EXPANSION INDEX FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.74(c)          19.80
  Year Ended June 30, 2003..............       0.82             53.51
  Year Ended June 30, 2002..............       0.90             73.63
  Year Ended June 30, 2001..............       0.85             36.68
  Year Ended June 30, 2000..............       0.95             64.29
  Six Months Ended June 30, 1999 (d)....       0.97(c)          36.50
  July 31, 1998 to December 31,
  1998 (e)..............................       1.12(c)          20.18

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 102

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED      REDEMPTION
                                          NET ASSET      NET       AND UNREALIZED   FEES COLLECTED
                                           VALUE,     INVESTMENT       GAINS             FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM      REDEMPTION     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     OF FUND SHARES   ACTIVITIES
                                          ---------   ----------   --------------   --------------   ----------

TECHNOLOGY FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................   $ 3.74       $(0.02)        $ 0.85           $  --          $ 0.83
 Year Ended June 30, 2003...............     3.58        (0.03)          0.19              --            0.16
 Year Ended June 30, 2002...............     5.91        (0.05)         (2.28)             --           (2.33)
 July 28, 2000 to June 30, 2001(d)......    10.00        (0.04)         (4.05)             --           (4.09)

HEALTH SCIENCES FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.24        (0.02)          0.36              --            0.34
 Year Ended June 30, 2003...............     8.88        (0.04)          1.40              --            1.36
 Year Ended June 30, 2002...............    11.71        (0.19)         (2.60)             --           (2.79)
 March 23, 2001 to June 30, 2001 (e)....    10.00        (0.02)          1.73              --            1.71

MARKET NEUTRAL FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.05        (0.03)          0.31              --            0.28
 May 23, 2003 to June 30, 2003 (d)......    10.00           --(e)        0.05              --            0.05

INTERNATIONAL EQUITY INDEX FUND (CLASS
 I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    13.19         0.03           3.72              --            3.75
 Year Ended June 30, 2003...............    14.10         0.19          (1.07)           0.01           (0.87)
 Year Ended June 30, 2002...............    16.08         0.13          (1.99)             --           (1.86)
 Year Ended June 30, 2001...............    21.65         0.22          (5.55)             --           (5.33)
 Year Ended June 30, 2000...............    18.63         0.14           3.22              --            3.36
 Year Ended June 30, 1999...............    17.97         0.19           1.71              --            1.90

DIVERSIFIED INTERNATIONAL FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    11.00           --           2.85              --            2.85
 Year Ended June 30, 2003...............    11.87         0.13          (0.98)           0.01           (0.84)
 Year Ended June 30, 2002...............    13.14        (0.02)         (1.13)             --           (1.15)
 Year Ended June 30, 2001...............    17.97         0.16          (4.60)             --           (4.44)
 Year Ended June 30, 2000...............    15.13         0.11           3.06              --            3.17
 Six Months Ended June 30, 1999 (g).....    13.93         0.11           1.09              --            1.20
 Year Ended December 31, 1998...........    12.14         0.14           1.85              --            1.99

                                                       DISTRIBUTIONS
                                          ----------------------------------------

                                             NET           NET
                                          INVESTMENT    REALIZED         TOTAL
                                            INCOME        GAINS      DISTRIBUTIONS
                                          ----------   -----------   -------------
TECHNOLOGY FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    $   --       $   --         $   --
 Year Ended June 30, 2003...............        --           --             --
 Year Ended June 30, 2002...............        --           --             --
 July 28, 2000 to June 30, 2001(d)......        --           --             --
HEALTH SCIENCES FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................        --           --             --
 Year Ended June 30, 2003...............        --           --             --
 Year Ended June 30, 2002...............        --        (0.04)         (0.04)
 March 23, 2001 to June 30, 2001 (e)....        --           --             --
MARKET NEUTRAL FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................        --        (0.03)         (0.03)
 May 23, 2003 to June 30, 2003 (d)......        --           --             --
INTERNATIONAL EQUITY INDEX FUND (CLASS
 I)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.19)          --          (0.19)
 Year Ended June 30, 2003...............     (0.04)          --          (0.04)
 Year Ended June 30, 2002...............     (0.12)          --          (0.12)
 Year Ended June 30, 2001...............     (0.19)       (0.05)         (0.24)
 Year Ended June 30, 2000...............     (0.05)       (0.29)         (0.34)
 Year Ended June 30, 1999...............     (0.39)       (0.85)         (1.24)
DIVERSIFIED INTERNATIONAL FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.11)          --          (0.11)
 Year Ended June 30, 2003...............     (0.03)          --          (0.03)
 Year Ended June 30, 2002...............     (0.12)          --          (0.12)
 Year Ended June 30, 2001...............     (0.09)       (0.30)         (0.39)
 Year Ended June 30, 2000...............     (0.15)       (0.18)         (0.33)
 Six Months Ended June 30, 1999 (g).....        --           --             --
 Year Ended December 31, 1998...........     (0.15)       (0.05)         (0.20)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

(e) Amount is less than $0.01.

(f) Excludes dividend expense for securities sold short.

(g) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                                  -----------------------------------------
                                                                                                RATIO OF
                                         NET ASSET                NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                      END        EXPENSES    INCOME (LOSS)
                                            END        TOTAL       OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD     RETURN       (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ----------   -----------   ----------   --------------

TECHNOLOGY FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $ 4.57         22.19%(b) $    4,688      1.29%(c)      (0.82)%(c)
  Year Ended June 30, 2003..............    3.74          4.47         3,647       1.30          (0.91)
  Year Ended June 30, 2002..............    3.58        (39.42)        2,524       1.30          (1.03)
  July 28, 2000 to June 30, 2001(d).....    5.91         40.90(b)      3,509       1.30(c)       (0.98)(c)

HEALTH SCIENCES FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.58          3.32(b)        262       1.34(c)       (0.46)(c)
  Year Ended June 30, 2003..............   10.24         15.32           202       1.35          (0.34)
  Year Ended June 30, 2002..............    8.88        (23.92)          276       1.35          (0.61)
  March 23, 2001 to June 30, 2001 (d)...   11.71         17.10(b)      1,080       1.35(c)       (0.51)(c)

MARKET NEUTRAL FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.30          2.74(b)    427,004       1.24(c)(f)     (0.67)(c)
  May 23, 2003 to June 30, 2003 (d).....   10.05          0.50(b)    196,513       1.25(c)(f)     (0.16)(c)

INTERNATIONAL EQUITY INDEX FUND (CLASS
 I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   16.75         28.41(b)    701,187       0.81(c)        0.39(c)
  Year Ended June 30, 2003..............   13.19         (6.12)      560,910       0.84           1.59
  Year Ended June 30, 2002..............   14.10        (11.55)      564,207       0.87           0.79
  Year Ended June 30, 2001..............   16.08        (24.77)      639,028       0.83           1.21
  Year Ended June 30, 2000..............   21.65         18.09       795,657       0.86           0.66
  Year Ended June 30, 1999..............   18.63         11.27       657,902       0.85           1.03

DIVERSIFIED INTERNATIONAL FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   13.74         25.95(b)  1,006,927       1.06(c)       (0.02)(c)
  Year Ended June 30, 2003..............   11.00         (7.02)      807,349       1.08           1.37
  Year Ended June 30, 2002..............   11.87         (8.75)      795,180       1.05           0.73
  Year Ended June 30, 2001..............   13.14        (25.13)      790,431       1.05           1.18
  Year Ended June 30, 2000..............   17.97         20.97       851,758       1.05           0.62
  Six Months Ended June 30, 1999 (g)....   15.13          8.61(b)    599,310       1.06(c)        1.59(c)
  Year Ended December 31, 1998..........   13.93         16.43       569,522       1.09           1.04

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
TECHNOLOGY FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.27%(c)          9.21%
  Year Ended June 30, 2003..............       2.23             29.13
  Year Ended June 30, 2002..............       2.20             33.74
  July 28, 2000 to June 30, 2001(d).....       2.14(c)          76.53
HEALTH SCIENCES FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.13(c)          27.49
  Year Ended June 30, 2003..............       2.20            106.72
  Year Ended June 30, 2002..............       2.37             67.68
  March 23, 2001 to June 30, 2001 (d)...       5.10(c)           2.34
MARKET NEUTRAL FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.66(c)(f)      132.03
  May 23, 2003 to June 30, 2003 (d).....       1.73(c)(f)        0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS
 I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.83(c)           2.57
  Year Ended June 30, 2003..............       0.86             11.72
  Year Ended June 30, 2002..............       0.87             13.60
  Year Ended June 30, 2001..............       0.85              6.75
  Year Ended June 30, 2000..............       0.86             13.85
  Year Ended June 30, 1999..............       0.85             33.99
DIVERSIFIED INTERNATIONAL FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.07(c)          37.29
  Year Ended June 30, 2003..............       1.15             94.26
  Year Ended June 30, 2002..............       1.11            266.10
  Year Ended June 30, 2001..............       1.07             29.92
  Year Ended June 30, 2000..............       1.08             17.05
  Six Months Ended June 30, 1999 (g)....       1.09(c)           2.96
  Year Ended December 31, 1998..........       1.09              8.50

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 104

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                   INVESTMENT ACTIVITIES                                DISTRIBUTIONS
                                                ----------------------------                -------------------------------------
                                                              NET REALIZED
                                   NET ASSET       NET       AND UNREALIZED
                                     VALUE,     INVESTMENT        GAINS        TOTAL FROM      NET         NET
                                   BEGINNING      INCOME      (LOSSES) FROM    INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                   OF PERIOD      (LOSS)       INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                   ----------   ----------   ---------------   ----------   ----------   --------   -------------

SMALL CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)................    $ 8.76       $(0.03)        $ 1.93          $ 1.90       $   --      $   --        $  --
 Year Ended June 30, 2003........      9.14        (0.05)         (0.33)          (0.38)          --          --           --
 Year Ended June 30, 2002........     10.39        (0.08)         (1.17)          (1.25)          --          --           --
 Year Ended June 30, 2001........     12.91        (0.10)         (1.03)          (1.13)          --       (1.39)       (1.39)
 Year Ended June 30, 2000........     10.61        (0.01)          3.19            3.18           --       (0.88)       (0.88)
 Year Ended June 30, 1999........     12.02        (0.02)         (0.20)          (0.22)          --       (1.19)       (1.19)

SMALL CAP VALUE FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)................     18.05         0.02           4.57            4.59        (0.02)         --        (0.02)
 Year Ended June 30, 2003........     20.81         0.07          (1.78)          (1.71)       (0.07)      (0.98)       (1.05)
 Year Ended June 30, 2002........     19.20         0.09           2.73            2.82        (0.09)      (1.12)       (1.21)
 Year Ended June 30, 2001........     13.52         0.22           5.64            5.86        (0.18)         --        (0.18)
 Year Ended June 30, 2000........     14.04         0.03          (0.45)          (0.42)       (0.10)         --        (0.10)
 Six Months Ended June 30, 1999
 (d).............................     14.81        (0.05)         (0.64)          (0.69)          --       (0.08)       (0.08)
 Year Ended December 31, 1998....     16.03        (0.10)         (0.59)          (0.69)          --       (0.53)       (0.53)

MID CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)................     18.15        (0.06)          2.61            2.55           --          --           --
 Year Ended June 30, 2003........     18.24        (0.09)          0.00           (0.09)          --          --           --
 Year Ended June 30, 2002........     21.64        (0.14)         (3.19)          (3.33)          --       (0.07)       (0.07)
 Year Ended June 30, 2001........     29.23        (0.19)         (3.08)          (3.27)          --       (4.32)       (4.32)
 Year Ended June 30, 2000........     25.02        (0.11)          8.40            8.29           --       (4.08)       (4.08)
 Year Ended June 30, 1999........     22.36        (0.10)          5.46            5.36           --       (2.70)       (2.70)

MID CAP VALUE (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)................     13.54         0.03           2.87            2.90        (0.03)         --        (0.03)
 Year Ended June 30, 2003........     15.39         0.05          (1.14)          (1.09)       (0.05)      (0.71)       (0.76)
 Year Ended June 30, 2002........     16.80         0.05          (0.05)             --        (0.05)      (1.36)       (1.41)
 Year Ended June 30, 2001........     13.48         0.08           4.00            4.08        (0.08)      (0.68)       (0.76)
 Year Ended June 30, 2000........     14.93         0.09          (0.15)          (0.06)       (0.09)      (1.30)       (1.39)
 Year Ended June 30, 1999........     16.93         0.09           0.26            0.35        (0.09)      (2.26)       (2.35)

DIVERSIFIED MID CAP FUND (CLASS
 A)
 Six Months Ended December 31,
 2003 (Unaudited)................     15.30        (0.01)          2.59            2.58           --(e)       --           --(e)
 Year Ended June 30, 2003........     15.84         0.01          (0.54)          (0.53)       (0.01)         --        (0.01)
 Year Ended June 30, 2002........     18.25        (0.02)         (1.51)          (1.53)          --       (0.88)       (0.88)
 Year Ended June 30, 2001........     21.50        (0.01)          1.31            1.30           --(e)    (4.55)       (4.55)
 Year Ended June 30, 2000........     21.96        (0.01)          2.58            2.57        (0.02)      (3.01)       (3.03)
 Six Months Ended June 30, 1999
 (f).............................     20.35        (0.04)          1.70            1.66           --       (0.05)       (0.05)
 Year Ended December 31, 1998....     20.89        (0.07)          0.92            0.85           --       (1.39)       (1.39)

LARGE CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)................     12.93        (0.02)          1.60            1.58           --          --           --
 Year Ended June 30, 2003........     12.62        (0.01)          0.32            0.31           --          --           --
 Year Ended June 30, 2002........     17.57        (0.06)         (4.89)          (4.95)          --          --           --
 Year Ended June 30, 2001........     27.42        (0.14)         (8.81)          (8.95)          --       (0.90)       (0.90)
 Year Ended June 30, 2000........     26.86        (0.07)          3.97            3.90           --       (3.34)       (3.34)
 Year Ended June 30, 1999........     23.32        (0.07)          5.97            5.90           --       (2.36)       (2.36)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(e) Amount is less than $0.01.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                     RATIOS/SUPPLEMENTARY DATA:
                                                              -----------------------------------------
                                                                                            RATIO OF
                                         NET ASSET            NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                  END        EXPENSES    INCOME (LOSS)
                                            END      TOTAL     OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ------   -----------   ----------   --------------

SMALL CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $10.66     21.69%(b)  $ 70,084       1.25%(c)      (0.68)%(c)
  Year Ended June 30, 2003..............    8.76     (4.16)      57,896        1.28          (0.70)
  Year Ended June 30, 2002..............    9.14     (12.03)     52,918        1.30          (0.90)
  Year Ended June 30, 2001..............   10.39     (9.21)      56,221        1.29          (0.83)
  Year Ended June 30, 2000..............   12.91     31.79       71,858        1.30          (0.48)
  Year Ended June 30, 1999..............   10.61     (0.53)      22,081        1.31          (0.24)

SMALL CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   22.62     25.41(b)   135,507        1.24(c)        0.19(c)
  Year Ended June 30, 2003..............   18.05     (7.72)      93,133        1.25           0.46
  Year Ended June 30, 2002..............   20.81     15.50       96,595        1.23           0.48
  Year Ended June 30, 2001..............   19.20     43.55       40,634        1.21           1.07
  Year Ended June 30, 2000..............   13.52     (2.94)      14,725        1.18           0.60
  Six Months Ended June 30, 1999 (d)....   14.04     (4.61)(b)    26,592       1.17(c)       (0.58)(c)
  Year Ended December 31, 1998..........   14.81     (4.29)      32,217        1.19          (0.73)

MID CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   20.70     14.05(b)   503,186        1.23(c)       (0.67)(c)
  Year Ended June 30, 2003..............   18.15     (0.49)     409,354        1.24          (0.65)
  Year Ended June 30, 2002..............   18.24     (15.41)    336,995        1.24          (0.82)
  Year Ended June 30, 2001..............   21.64     (13.77)    338,797        1.24          (0.85)
  Year Ended June 30, 2000..............   29.23     36.25      343,284        1.24          (0.64)
  Year Ended June 30, 1999..............   25.02     27.87      159,292        1.24          (0.60)

MID CAP VALUE (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   16.41     21.40(b)   210,225        1.21(c)        0.37(c)
  Year Ended June 30, 2003..............   13.54     (6.68)     175,561        1.24           0.39
  Year Ended June 30, 2002..............   15.39      0.00      178,569        1.22           0.32
  Year Ended June 30, 2001..............   16.80     31.30      124,248        1.21           0.51
  Year Ended June 30, 2000..............   13.48      0.05       88,721        1.22           0.67
  Year Ended June 30, 1999..............   14.93      3.70      122,392        1.21           0.28

DIVERSIFIED MID CAP FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   17.88     16.87(b)   131,769        1.21(c)       (0.07)(c)
  Year Ended June 30, 2003..............   15.30     (3.37)     115,500        1.22           0.03
  Year Ended June 30, 2002..............   15.84     (8.62)     149,373        1.22          (0.10)
  Year Ended June 30, 2001..............   18.25      5.91      177,665        1.18          (0.06)
  Year Ended June 30, 2000..............   21.50     13.74      217,623        1.11          (0.01)
  Six Months Ended June 30, 1999 (f)....   21.96      8.21(b)   242,528        1.10(c)       (0.30)(c)
  Year Ended December 31, 1998..........   20.35      4.30      278,279        1.15          (0.33)

LARGE CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   14.51     12.22(b)   269,589        1.24(c)       (0.21)(c)
  Year Ended June 30, 2003..............   12.93      2.46      242,656        1.24          (0.13)
  Year Ended June 30, 2002..............   12.62     (28.17)    247,732        1.22          (0.37)
  Year Ended June 30, 2001..............   17.57     (33.72)    412,205        1.18          (0.63)
  Year Ended June 30, 2000..............   27.42     14.99      662,088        1.19          (0.38)
  Year Ended June 30, 1999..............   26.86     28.43      447,209        1.21          (0.43)

                                            RATIOS/SUPPLEMENTARY DATA:
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
SMALL CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.35%(c)         31.43%
  Year Ended June 30, 2003..............       1.39             94.54
  Year Ended June 30, 2002..............       1.41            119.33
  Year Ended June 30, 2001..............       1.40            157.71
  Year Ended June 30, 2000..............       1.41            163.03
  Year Ended June 30, 1999..............       1.44            127.83
SMALL CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.36(c)          20.28
  Year Ended June 30, 2003..............       1.37             45.70
  Year Ended June 30, 2002..............       1.35             39.91
  Year Ended June 30, 2001..............       1.33             74.81
  Year Ended June 30, 2000..............       1.40            146.46
  Six Months Ended June 30, 1999 (d)....       1.29(c)          50.90
  Year Ended December 31, 1998..........       1.19             42.39
MID CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.34(c)          32.36
  Year Ended June 30, 2003..............       1.41             70.87
  Year Ended June 30, 2002..............       1.42             83.02
  Year Ended June 30, 2001..............       1.37            127.02
  Year Ended June 30, 2000..............       1.34            181.78
  Year Ended June 30, 1999..............       1.34            141.46
MID CAP VALUE (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.33(c)           8.98
  Year Ended June 30, 2003..............       1.35             99.39
  Year Ended June 30, 2002..............       1.33            101.29
  Year Ended June 30, 2001..............       1.32            127.06
  Year Ended June 30, 2000..............       1.34            110.43
  Year Ended June 30, 1999..............       1.31            115.65
DIVERSIFIED MID CAP FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.32(c)          40.11
  Year Ended June 30, 2003..............       1.33             48.94
  Year Ended June 30, 2002..............       1.34             37.08
  Year Ended June 30, 2001..............       1.32             59.45
  Year Ended June 30, 2000..............       1.35             70.01
  Six Months Ended June 30, 1999 (f)....       1.22(c)          23.53
  Year Ended December 31, 1998..........       1.15             26.89
LARGE CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.40(c)          18.89
  Year Ended June 30, 2003..............       1.48             60.12
  Year Ended June 30, 2002..............       1.42             69.07
  Year Ended June 30, 2001..............       1.35             73.36
  Year Ended June 30, 2000..............       1.29            123.21
  Year Ended June 30, 1999..............       1.31             86.34

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 106

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES
                                                       ----------------------------
                                                                     NET REALIZED        CAPITAL
                                          NET ASSET       NET       AND UNREALIZED    CONTRIBUTIONS
                                            VALUE,     INVESTMENT        GAINS            FROM        TOTAL FROM
                                          BEGINNING      INCOME      (LOSSES) FROM     INVESTMENT     INVESTMENT
                                          OF PERIOD      (LOSS)       INVESTMENTS      ACTIVITIES     ACTIVITIES
                                          ----------   ----------   ---------------   -------------   ----------

LARGE CAP VALUE FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................    $12.16       $0.07          $ 1.91            $  --         $ 1.98
 Year Ended June 30, 2003...............     12.87        0.10           (0.71)              --          (0.61)
 Year Ended June 30, 2002...............     16.28        0.06           (3.25)              --          (3.19)
 Year Ended June 30, 2001...............     15.61        0.07            1.07               --           1.14
 Year Ended June 30, 2000...............     18.24        0.09           (1.14)              --          (1.05)
 Year Ended June 30, 1999...............     16.77        0.14            2.52               --           2.66

EQUITY INCOME FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     15.00        0.12            1.68               --           1.80
 Year Ended June 30, 2003...............     16.30        0.22           (0.82)              --          (0.60)
 Year Ended June 30, 2002...............     19.36        0.20           (2.00)              --          (1.80)
 Year Ended June 30, 2001...............     21.19        0.20            0.69               --           0.89
 Year Ended June 30, 2000...............     24.45        0.25           (2.31)              --          (2.06)
 Year Ended June 30, 1999...............     24.04        0.27            2.08               --           2.35

DIVERSIFIED EQUITY FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     10.22        0.03            1.30               --           1.33
 Year Ended June 30, 2003...............     10.42        0.05           (0.20)              --          (0.15)
 Year Ended June 30, 2002...............     12.91        0.02           (2.45)              --          (2.43)
 Year Ended June 30, 2001...............     15.00          --           (1.84)              --          (1.84)
 Year Ended June 30, 2000...............     15.16          --            0.72               --           0.72
 Year Ended June 30, 1999...............     13.50        0.02            2.51               --           2.53

BALANCED FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     11.82        0.11            0.81               --           0.92
 Year Ended June 30, 2003...............     11.66        0.25            0.17               --           0.42
 Year Ended June 30, 2002...............     13.14        0.29           (1.48)              --          (1.19)
 Year Ended June 30, 2001...............     14.00        0.31           (0.85)              --          (0.54)
 Year Ended June 30, 2000...............     14.14        0.34            0.40               --           0.74
 Year Ended June 30, 1999...............     13.81        0.31            1.28               --           1.59

EQUITY INDEX FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     22.26        0.15            3.14               --           3.29
 Year Ended June 30, 2003...............     22.60        0.25           (0.34)              --          (0.09)
 Year Ended June 30, 2002...............     27.96        0.23           (5.37)              --          (5.14)
 Year Ended June 30, 2001...............     33.20        0.20           (5.25)              --          (5.05)
 Year Ended June 30, 2000...............     31.78        0.22            1.87               --           2.09
 Year Ended June 30, 1999...............     27.15        0.22            5.56               --           5.78

MARKET EXPANSION INDEX FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................      8.32        0.01            1.71               --           1.72
 Year Ended June 30, 2003...............      8.58        0.02           (0.25)              --          (0.23)
 Year Ended June 30, 2002...............      8.81        0.01           (0.19)              --          (0.18)
 Year Ended June 30, 2001...............      9.06        0.03            0.71               --           0.74
 Year Ended June 30, 2000...............     10.63        0.05            1.14             0.02           1.21
 Six Months Ended June 30, 1999 (d).....     10.53        0.03            0.39               --           0.42
 July 31, 1998 to December 31, 1998
 (e)....................................     10.00          --            0.95               --           0.95

                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
                                            INCOME      GAINS     DISTRIBUTIONS
                                          ----------   --------   -------------
LARGE CAP VALUE FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................    $(0.07)     $   --       $(0.07)
 Year Ended June 30, 2003...............     (0.10)         --        (0.10)
 Year Ended June 30, 2002...............     (0.05)      (0.17)       (0.22)
 Year Ended June 30, 2001...............     (0.08)      (0.39)       (0.47)
 Year Ended June 30, 2000...............     (0.09)      (1.49)       (1.58)
 Year Ended June 30, 1999...............     (0.14)      (1.05)       (1.19)
EQUITY INCOME FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.12)      (0.52)       (0.64)
 Year Ended June 30, 2003...............     (0.22)      (0.48)       (0.70)
 Year Ended June 30, 2002...............     (0.20)      (1.06)       (1.26)
 Year Ended June 30, 2001...............     (0.20)      (2.52)       (2.72)
 Year Ended June 30, 2000...............     (0.26)      (0.94)       (1.20)
 Year Ended June 30, 1999...............     (0.26)      (1.68)       (1.94)
DIVERSIFIED EQUITY FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.03)         --        (0.03)
 Year Ended June 30, 2003...............     (0.05)         --        (0.05)
 Year Ended June 30, 2002...............     (0.02)      (0.04)       (0.06)
 Year Ended June 30, 2001...............     (0.01)      (0.24)       (0.25)
 Year Ended June 30, 2000...............     (0.01)      (0.87)       (0.88)
 Year Ended June 30, 1999...............     (0.03)      (0.84)       (0.87)
BALANCED FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.12)         --        (0.12)
 Year Ended June 30, 2003...............     (0.26)         --        (0.26)
 Year Ended June 30, 2002...............     (0.29)         --        (0.29)
 Year Ended June 30, 2001...............     (0.32)         --        (0.32)
 Year Ended June 30, 2000...............     (0.35)      (0.53)       (0.88)
 Year Ended June 30, 1999...............     (0.31)      (0.95)       (1.26)
EQUITY INDEX FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.15)         --        (0.15)
 Year Ended June 30, 2003...............     (0.25)         --        (0.25)
 Year Ended June 30, 2002...............     (0.22)         --        (0.22)
 Year Ended June 30, 2001...............     (0.19)         --        (0.19)
 Year Ended June 30, 2000...............     (0.22)      (0.45)       (0.67)
 Year Ended June 30, 1999...............     (0.23)      (0.92)       (1.15)
MARKET EXPANSION INDEX FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.01)         --        (0.01)
 Year Ended June 30, 2003...............     (0.01)      (0.02)       (0.03)
 Year Ended June 30, 2002...............     (0.01)      (0.04)       (0.05)
 Year Ended June 30, 2001...............     (0.03)      (0.96)       (0.99)
 Year Ended June 30, 2000...............     (0.05)      (2.73)       (2.78)
 Six Months Ended June 30, 1999 (d).....     (0.03)      (0.29)       (0.32)
 July 31, 1998 to December 31, 1998
 (e)....................................     (0.01)      (0.41)       (0.42)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(e) Period from commencement of operations.

See Notes to Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                     RATIOS/SUPPLEMENTARY DATA:
                                                              -----------------------------------------
                                                                                            RATIO OF
                                         NET ASSET            NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                  END        EXPENSES    INCOME (LOSS)
                                            END      TOTAL     OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ------   -----------   ----------   --------------

LARGE CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $14.07     16.27%(b)  $ 63,846       1.19%(c)       1.05%(c)
  Year Ended June 30, 2003..............   12.16     (4.67)      37,205        1.22           0.87
  Year Ended June 30, 2002..............   12.87     (19.74)     39,546        1.23           0.43
  Year Ended June 30, 2001..............   16.28      7.30       77,476        1.21           0.44
  Year Ended June 30, 2000..............   15.61     (6.06)      45,190        1.21           0.56
  Year Ended June 30, 1999..............   18.24     17.39       28,448        1.20           0.90

EQUITY INCOME FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   16.16     12.22(b)    77,974        1.24(c)        1.54(c)
  Year Ended June 30, 2003..............   15.00     (3.32)      86,098        1.24           1.58
  Year Ended June 30, 2002..............   16.30     (9.89)      95,276        1.24           1.12
  Year Ended June 30, 2001..............   19.36      4.02       94,379        1.23           1.00
  Year Ended June 30, 2000..............   21.19     (8.61)     102,783        1.16           1.17
  Year Ended June 30, 1999..............   24.45     10.94      135,420        1.18           1.17

DIVERSIFIED EQUITY FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   11.52     13.03(b)   169,893        1.21(c)        0.56(c)
  Year Ended June 30, 2003..............   10.22     (1.39)     162,458        1.23           0.54
  Year Ended June 30, 2002..............   10.42     (18.87)    193,278        1.23           0.21
  Year Ended June 30, 2001..............   12.91     (12.52)    232,969        1.20           0.01
  Year Ended June 30, 2000..............   15.00      4.97      298,378        1.20          (0.05)
  Year Ended June 30, 1999..............   15.16     20.36      340,736        1.20           0.10

BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   12.62      7.85(b)   112,654        1.14(c)        1.88(c)
  Year Ended June 30, 2003..............   11.82      3.80      105,920        1.14           2.30
  Year Ended June 30, 2002..............   11.66     (9.20)     112,233        1.14           2.27
  Year Ended June 30, 2001..............   13.14     (3.92)     129,984        1.14           2.31
  Year Ended June 30, 2000..............   14.00      5.48      135,367        1.13           2.53
  Year Ended June 30, 1999..............   14.14     12.45       80,819        1.10           2.33

EQUITY INDEX FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   25.40     14.80(b)   482,353        0.60(c)        1.21(c)
  Year Ended June 30, 2003..............   22.26     (0.28)     423,696        0.60           1.21
  Year Ended June 30, 2002..............   22.60     (18.46)    452,983        0.60           0.85
  Year Ended June 30, 2001..............   27.96     (15.25)    728,675        0.60           0.64
  Year Ended June 30, 2000..............   33.20      6.61      903,371        0.60           0.69
  Year Ended June 30, 1999..............   31.78     22.22      732,325        0.60           0.79

MARKET EXPANSION INDEX FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.03     20.69(b)    27,522        0.80(c)        0.34(c)
  Year Ended June 30, 2003..............    8.32     (2.58)      16,565        0.82           0.35
  Year Ended June 30, 2002..............    8.58     (2.11)      11,047        0.82           0.18
  Year Ended June 30, 2001..............    8.81      8.59        3,808        0.82           0.34
  Year Ended June 30, 2000..............    9.06     13.93        2,066        0.82           0.51
  Six Months Ended June 30, 1999 (b)....   10.63      4.39(b)       277        0.85(c)        0.43(c)
  July 31, 1998 to December 31, 1998
 (e)....................................   10.53      9.30(b)        30        0.77(c)        0.47(c)

                                            RATIOS/SUPPLEMENTARY DATA:
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
LARGE CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.31%(c)         14.62%
  Year Ended June 30, 2003..............       1.33             84.63
  Year Ended June 30, 2002..............       1.34            125.65
  Year Ended June 30, 2001..............       1.31            127.66
  Year Ended June 30, 2000..............       1.31            131.95
  Year Ended June 30, 1999..............       1.30             40.69
EQUITY INCOME FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.37(c)           8.73
  Year Ended June 30, 2003..............       1.37             16.80
  Year Ended June 30, 2002..............       1.36             17.03
  Year Ended June 30, 2001..............       1.35             13.44
  Year Ended June 30, 2000..............       1.35             15.82
  Year Ended June 30, 1999..............       1.34             16.22
DIVERSIFIED EQUITY FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.32(c)          13.79
  Year Ended June 30, 2003..............       1.34             26.95
  Year Ended June 30, 2002..............       1.34             14.29
  Year Ended June 30, 2001..............       1.31             21.92
  Year Ended June 30, 2000..............       1.30             37.98
  Year Ended June 30, 1999..............       1.30             50.82
BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.37(c)          18.66
  Year Ended June 30, 2003..............       1.39             26.30
  Year Ended June 30, 2002..............       1.39             24.92
  Year Ended June 30, 2001..............       1.36             37.61
  Year Ended June 30, 2000..............       1.34             57.08
  Year Ended June 30, 1999..............       1.30             85.81
EQUITY INDEX FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.91(c)           1.54
  Year Ended June 30, 2003..............       0.95              6.74
  Year Ended June 30, 2002..............       0.95              6.68
  Year Ended June 30, 2001..............       0.93              9.72
  Year Ended June 30, 2000..............       0.92              7.89
  Year Ended June 30, 1999..............       0.92              5.37
MARKET EXPANSION INDEX FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.08(c)          19.80
  Year Ended June 30, 2003..............       1.19             53.51
  Year Ended June 30, 2002..............       1.23             73.63
  Year Ended June 30, 2001..............       1.20             36.68
  Year Ended June 30, 2000..............       1.28             64.29
  Six Months Ended June 30, 1999 (b)....       1.42(c)          36.50
  July 31, 1998 to December 31, 1998
 (e)....................................       1.24(c)          20.18

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 108

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES
                                                       ----------------------------
                                                                     NET REALIZED       REDEMPTION
                                          NET ASSET       NET       AND UNREALIZED    FEES COLLECTED
                                            VALUE,     INVESTMENT        GAINS             FROM        TOTAL FROM
                                          BEGINNING      INCOME      (LOSSES) FROM      REDEMPTION     INVESTMENT
                                          OF PERIOD      (LOSS)       INVESTMENTS     OF FUND SHARES   ACTIVITIES
                                          ----------   ----------   ---------------   --------------   ----------

TECHNOLOGY FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................    $ 3.72       $(0.02)        $ 0.83            $  --          $ 0.81
 Year Ended June 30, 2003...............      3.56        (0.04)          0.20               --            0.16
 Year Ended June 30, 2002...............      5.89        (0.06)         (2.27)              --           (2.33)
 July 28, 2000 to June 30, 2001 (d).....     10.00        (0.08)         (4.03)              --           (4.11)

HEALTH SCIENCES FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     10.19        (0.04)          0.37               --            0.33
 Year Ended June 30, 2003...............      8.84        (0.05)          1.40               --            1.35
 Year Ended June 30, 2002...............     11.70        (0.07)         (2.75)              --           (2.82)
 March 23, 2001 to June 30, 2001 (d)....     10.00        (0.02)          1.72               --            1.70

MARKET NEUTRAL FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     10.05        (0.04)          0.30               --            0.26
 May 23, 2003 to June 30, 2003 (d)......     10.00           --(f)        0.05               --            0.05

INTERNATIONAL EQUITY INDEX FUND (CLASS
 A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     13.14           --           3.71               --            3.71
 Year Ended June 30, 2003...............     14.08         0.15          (1.07)            0.01           (0.91)
 Year Ended June 30, 2002...............     16.08         0.10          (2.00)              --           (1.90)
 Year Ended June 30, 2001...............     21.66         0.25          (5.65)              --           (5.40)
 Year Ended June 30, 2000...............     18.68         0.11           3.16               --            3.27
 Year Ended June 30, 1999...............     17.99         0.29           1.60               --            1.89

DIVERSIFIED INTERNATIONAL FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................     10.95        (0.02)          2.85               --            2.83
 Year Ended June 30, 2003...............     11.83         0.10          (0.97)            0.01           (0.86)
 Year Ended June 30, 2002...............     13.11        (0.04)         (1.13)              --           (1.17)
 Year Ended June 30, 2001...............     17.90         0.12          (4.57)              --           (4.45)
 Year Ended June 30, 2000...............     15.08         0.05           3.07               --            3.12
 Six Months Ended June 30, 1999 (g).....     13.89         0.08           1.11               --            1.19
 Year Ended December 31, 1998...........     12.11         0.11           1.84               --            1.95

                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
                                            INCOME      GAINS     DISTRIBUTIONS
                                          ----------   --------   -------------
TECHNOLOGY FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................       --          --            --
 Year Ended June 30, 2003...............       --          --            --
 Year Ended June 30, 2002...............       --          --            --
 July 28, 2000 to June 30, 2001 (d).....       --          --            --
HEALTH SCIENCES FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................       --          --            --
 Year Ended June 30, 2003...............       --          --            --
 Year Ended June 30, 2002...............       --       (0.04)        (0.04)
 March 23, 2001 to June 30, 2001 (d)....                   --            --
MARKET NEUTRAL FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................       --       (0.03)        (0.03)
 May 23, 2003 to June 30, 2003 (d)......       --          --            --
INTERNATIONAL EQUITY INDEX FUND (CLASS
 A)
 Six Months Ended December 31, 2003
 (Unaudited)............................    (0.15)         --         (0.15)
 Year Ended June 30, 2003...............    (0.03)         --         (0.03)
 Year Ended June 30, 2002...............    (0.10)         --         (0.10)
 Year Ended June 30, 2001...............    (0.13)      (0.05)        (0.18)
 Year Ended June 30, 2000...............       --(f)    (0.29)        (0.29)
 Year Ended June 30, 1999...............    (0.35)      (0.85)        (1.20)
DIVERSIFIED INTERNATIONAL FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................    (0.09)         --         (0.09)
 Year Ended June 30, 2003...............    (0.02)         --         (0.02)
 Year Ended June 30, 2002...............    (0.11)         --         (0.11)
 Year Ended June 30, 2001...............    (0.04)      (0.30)        (0.34)
 Year Ended June 30, 2000...............    (0.12)      (0.18)        (0.30)
 Six Months Ended June 30, 1999 (g).....       --          --            --
 Year Ended December 31, 1998...........    (0.17)         --         (0.17)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

(e) Excludes dividend expense for securities sold short.

(f) Amount is less than $0.01.

(g) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See Notes to Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                     RATIOS/SUPPLEMENTARY DATA:
                                                              -----------------------------------------
                                                                                            RATIO OF
                                         NET ASSET            NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                  END        EXPENSES    INCOME (LOSS)
                                            END      TOTAL     OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ------   -----------   ----------   --------------

TECHNOLOGY FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $ 4.53     21.77%(b)   $21,386       1.54%(c)       (1.07)%(c)
  Year Ended June 30, 2003..............    3.72      4.49       17,844        1.55           (1.16)
  Year Ended June 30, 2002..............    3.56     (39.56)     18,643        1.55           (1.28)
  July 28, 2000 to June 30, 2001 (e)....    5.89     41.10(b)    33,349        1.53(c)         1.21(c)

HEALTH SCIENCES FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.52      3.24(b)     9,444        1.59(c)        (0.72)(c)
  Year Ended June 30, 2003..............   10.19     15.27        8,300        1.60           (0.56)
  Year Ended June 30, 2002..............    8.84     (24.19)      7,705        1.60           (0.88)
  March 23, 2001 to June 30, 2001 (e)...   11.70     17.00(b)     5,016        1.60(c)        (0.86)(c)

MARKET NEUTRAL FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.28      2.57(b)    49,322        1.49(c)(e)      (0.93)(c)
  May 23, 2003 to June 30, 2003 (e).....   10.05      0.50(b)    25,478        1.50(c)(e)      (0.42)(c)

INTERNATIONAL EQUITY INDEX FUND (CLASS
 A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   16.70     28.27(b)    34,575        1.06(c)         0.13(c)
  Year Ended June 30, 2003..............   13.14     (6.47)      26,090        1.09            1.26
  Year Ended June 30, 2002..............   14.08     (11.79)     30,981        1.12            0.54
  Year Ended June 30, 2001..............   16.08     (25.05)     30,002        1.08            0.80
  Year Ended June 30, 2000..............   21.66     17.58       67,967        1.11            0.51
  Year Ended June 30, 1999..............   18.68     11.21       55,691        1.10            1.06

DIVERSIFIED INTERNATIONAL FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   13.69     25.84(b)    25,640        1.31(c)        (0.25)(c)
  Year Ended June 30, 2003..............   10.95     (7.26)      17,528        1.33            0.87
  Year Ended June 30, 2002..............   11.83     (8.96)      29,414        1.30            0.42
  Year Ended June 30, 2001..............   13.11     (25.25)     34,840        1.30            0.90
  Year Ended June 30, 2000..............   17.90     20.66       35,605        1.30            0.29
  Six Months Ended June 30, 1999 (h)....   15.08      8.57(b)    34,900        1.29(c)         1.25(c)
  Year Ended December 31, 1998..........   13.89     16.12       44,232        1.34            0.79

                                            RATIOS/SUPPLEMENTARY DATA:
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
TECHNOLOGY FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.62%(c)          9.21%
  Year Ended June 30, 2003..............       2.61             29.13
  Year Ended June 30, 2002..............       2.55             33.74
  July 28, 2000 to June 30, 2001 (e)....       2.28(c)          76.53
HEALTH SCIENCES FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.49(c)          27.49
  Year Ended June 30, 2003..............       2.49            106.72
  Year Ended June 30, 2002..............       2.48             67.68
  March 23, 2001 to June 30, 2001 (e)...       6.19(c)           2.34
MARKET NEUTRAL FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.01(c)(e)      132.03
  May 23, 2003 to June 30, 2003 (e).....       2.07(c)(e)        0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS
 A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.18(c)           2.57
  Year Ended June 30, 2003..............       1.21             11.72
  Year Ended June 30, 2002..............       1.22             13.60
  Year Ended June 30, 2001..............       1.20              6.75
  Year Ended June 30, 2000..............       1.21             13.85
  Year Ended June 30, 1999..............       1.20             33.99
DIVERSIFIED INTERNATIONAL FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.42(c)          37.29
  Year Ended June 30, 2003..............       1.50             94.26
  Year Ended June 30, 2002..............       1.46            266.10
  Year Ended June 30, 2001..............       1.42             29.92
  Year Ended June 30, 2000..............       1.43             17.05
  Six Months Ended June 30, 1999 (h)....       1.37(c)           2.96
  Year Ended December 31, 1998..........       1.34              8.50

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 110

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 INVESTMENT ACTIVITIES                                DISTRIBUTIONS
                                              ---------------------------                ----------------------------------------
                                                            NET REALIZED
                                  NET ASSET      NET       AND UNREALIZED
                                   VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET           NET
                                  BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                  OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

SMALL CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............   $ 8.15       $(0.07)        $ 1.80         $ 1.73       $   --       $   --         $   --
 Year Ended June 30, 2003.......     8.57        (0.11)         (0.31)         (0.42)          --           --             --
 Year Ended June 30, 2002.......     9.82        (0.14)         (1.11)         (1.25)          --           --             --
 Year Ended June 30, 2001.......    12.36        (0.15)         (1.00)         (1.15)          --        (1.39)         (1.39)
 Year Ended June 30, 2000.......    10.26        (0.01)          2.99           2.98           --        (0.88)         (0.88)
 Year Ended June 30, 1999.......    11.79        (0.06)         (0.28)         (0.34)          --        (1.19)         (1.19)

SMALL CAP VALUE FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    17.22        (0.05)          4.34           4.29           --           --             --
 Year Ended June 30, 2003.......    19.97        (0.04)         (1.72)         (1.76)       (0.01)       (0.98)         (0.99)
 Year Ended June 30, 2002.......    18.52        (0.03)          2.61           2.58        (0.01)       (1.12)         (1.13)
 Year Ended June 30, 2001.......    13.07         0.26           5.27           5.53        (0.08)          --          (0.08)
 Year Ended June 30, 2000.......    13.63        (0.06)         (0.44)         (0.50)       (0.06)          --          (0.06)
 Six Months Ended June 30, 1999
 (d)............................    14.41        (0.11)         (0.59)         (0.70)          --        (0.08)         (0.08)
 Year Ended December 31, 1998...    15.74        (0.17)         (0.63)         (0.80)          --        (0.53)         (0.53)

MID CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    16.29        (0.13)          2.34           2.21           --           --             --
 Year Ended June 30, 2003.......    16.48        (0.22)          0.03          (0.19)          --           --             --
 Year Ended June 30, 2002.......    19.71        (0.29)         (2.87)         (3.16)          --        (0.07)         (0.07)
 Year Ended June 30, 2001.......    27.17        (0.25)         (2.89)         (3.14)          --        (4.32)         (4.32)
 Year Ended June 30, 2000.......    23.67        (0.12)          7.70           7.58           --        (4.08)         (4.08)
 Year Ended June 30, 1999.......    21.44        (0.18)          5.11           4.93           --        (2.70)         (2.70)

MID CAP VALUE (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    13.21        (0.03)          2.79           2.76           --           --             --
 Year Ended June 30, 2003.......    15.09        (0.05)         (1.12)         (1.17)          --        (0.71)         (0.71)
 Year Ended June 30, 2002.......    16.57        (0.06)         (0.06)         (0.12)          --        (1.36)         (1.36)
 Year Ended June 30, 2001.......    13.34        (0.01)          3.92           3.91           --        (0.68)         (0.68)
 Year Ended June 30, 2000.......    14.80        (0.01)         (0.14)         (0.15)       (0.01)       (1.30)         (1.31)
 Year Ended June 30, 1999.......    16.85           --           0.22           0.22        (0.01)       (2.26)         (2.27)

DIVERSIFIED MID CAP FUND (CLASS
 B)*
 Six Months Ended December 31,
 2003 (Unaudited)...............    14.84        (0.07)          2.51           2.44           --           --             --
 Year Ended June 30, 2003.......    15.48        (0.09)         (0.55)         (0.64)          --           --             --
 Year Ended June 30, 2002.......    17.98        (0.11)         (1.51)         (1.62)          --        (0.88)         (0.88)
 Year Ended June 30, 2001.......    32.40        (0.30)          2.21           1.91           --       (16.33)        (16.33)
 Year Ended June 30, 2000.......    40.92        (0.08)          3.64           3.56        (0.04)      (12.04)        (12.08)
 Six Months Ended June 30, 1999
 (e)............................    38.20        (0.28)          3.20           2.92           --        (0.20)         (0.20)
 Year Ended December 31, 1998...    42.32        (0.36)          1.80           1.44           --        (5.56)         (5.56)

LARGE CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    12.04        (0.07)          1.49           1.42           --           --             --
 Year Ended June 30, 2003.......    11.83        (0.10)          0.31           0.21           --           --             --
 Year Ended June 30, 2002.......    16.60        (0.18)         (4.59)         (4.77)          --           --             --
 Year Ended June 30, 2001.......    26.14        (0.29)         (8.35)         (8.64)          --        (0.90)         (0.90)
 Year Ended June 30, 2000.......    25.92        (0.15)          3.71           3.56           --        (3.34)         (3.34)
 Year Ended June 30, 1999.......    22.73        (0.09)          5.64           5.55           --        (2.36)         (2.36)

------------

 * Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                              -----------------------------------------
                                                                                            RATIO OF
                                         NET ASSET            NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                  END        EXPENSES    INCOME (LOSS)
                                            END      TOTAL     OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ------   -----------   ----------   --------------

SMALL CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $ 9.88     21.23%(b) $ 27,847        1.99%(c)      (1.43)%(c)
  Year Ended June 30, 2003..............    8.15     (4.90)      23,044        2.03          (1.45)
  Year Ended June 30, 2002..............    8.57     (12.73)     23,792        2.05          (1.65)
  Year Ended June 30, 2001..............    9.82     (9.84)      25,625        2.04          (1.59)
  Year Ended June 30, 2000..............   12.36     30.89       27,843        2.05          (1.23)
  Year Ended June 30, 1999..............   10.26     (1.69)      10,278        2.06          (1.00)

SMALL CAP VALUE FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   21.51     24.91(b)    38,818        1.99(c)       (0.56)(c)
  Year Ended June 30, 2003..............   17.22     (8.39)      27,754        2.00          (0.29)
  Year Ended June 30, 2002..............   19.97     14.65       30,017        1.98          (0.27)
  Year Ended June 30, 2001..............   18.52     42.42       10,303        1.96           0.29
  Year Ended June 30, 2000..............   13.07     (3.67)       2,531        1.93          (0.14)
  Six Months Ended June 30, 1999 (d)....   13.63     (4.81)(b)    3,320        1.94(c)       (1.34)(c)
  Year Ended December 31, 1998..........   14.41     (5.11)       4,014        1.94          (1.48)

MID CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   18.50     13.57(b)   246,010        1.98(c)       (1.42)(c)
  Year Ended June 30, 2003..............   16.29     (1.15)     226,174        1.99          (1.40)
  Year Ended June 30, 2002..............   16.48     (16.06)    268,231        1.99          (1.57)
  Year Ended June 30, 2001..............   19.71     (14.42)    333,269        1.99          (1.60)
  Year Ended June 30, 2000..............   27.17     35.23      316,729        1.99          (1.39)
  Year Ended June 30, 1999..............   23.67     26.96      147,600        1.99          (1.35)

MID CAP VALUE (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   15.97     20.98(b)    67,950        1.96(c)       (0.38)(c)
  Year Ended June 30, 2003..............   13.21     (7.45)      57,501        1.99          (0.36)
  Year Ended June 30, 2002..............   15.09     (0.77)      73,191        1.97          (0.43)
  Year Ended June 30, 2001..............   16.57     30.26       56,715        1.96          (0.24)
  Year Ended June 30, 2000..............   13.34     (0.61)      33,734        1.97          (0.07)
  Year Ended June 30, 1999..............   14.80      2.76       41,380        1.95          (0.25)

DIVERSIFIED MID CAP FUND (CLASS B)*
  Six Months Ended December 31, 2003
  (Unaudited)...........................   17.28     16.44(b)    18,704        1.95(c)       (0.81)(c)
  Year Ended June 30, 2003..............   14.84     (4.13)      15,185        1.96          (0.71)
  Year Ended June 30, 2002..............   15.48     (9.28)      14,727        1.97          (0.84)
  Year Ended June 30, 2001..............   17.98      5.05       12,149        1.93          (0.81)
  Year Ended June 30, 2000..............   32.40     13.01        6,771        1.86          (0.75)
  Six Months Ended June 30, 1999 (e)....   40.92      7.76(b)     6,283        1.88(c)       (1.08)(c)
  Year Ended December 31, 1998..........   38.20      3.79        7,108        1.90          (1.08)

LARGE CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   13.46     11.79(b)   335,116        1.98(c)       (0.96)(c)
  Year Ended June 30, 2003..............   12.04      1.78      324,321        1.99          (0.88)
  Year Ended June 30, 2002..............   11.83     (28.73)    386,175        1.97          (1.13)
  Year Ended June 30, 2001..............   16.60     (34.20)    619,423        1.93          (1.38)
  Year Ended June 30, 2000..............   26.14     14.16      978,576        1.94          (1.13)
  Year Ended June 30, 1999..............   25.92     27.54      617,672        1.96          (0.98)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
SMALL CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.99%(c)         31.43%
  Year Ended June 30, 2003..............       2.04             94.54
  Year Ended June 30, 2002..............       2.06            119.33
  Year Ended June 30, 2001..............       2.05            157.71
  Year Ended June 30, 2000..............       2.06            163.03
  Year Ended June 30, 1999..............       2.09            127.83
SMALL CAP VALUE FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.01(c)          20.28
  Year Ended June 30, 2003..............       2.02             45.70
  Year Ended June 30, 2002..............       2.00             39.91
  Year Ended June 30, 2001..............       1.98             74.81
  Year Ended June 30, 2000..............       2.05            146.46
  Six Months Ended June 30, 1999 (d)....       2.02(c)          50.90
  Year Ended December 31, 1998..........       1.94             42.39
MID CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.99(c)          32.36
  Year Ended June 30, 2003..............       2.06             70.87
  Year Ended June 30, 2002..............       2.07             83.02
  Year Ended June 30, 2001..............       2.02            127.02
  Year Ended June 30, 2000..............       1.99            181.78
  Year Ended June 30, 1999..............       1.99            141.46
MID CAP VALUE (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.98(c)           8.98
  Year Ended June 30, 2003..............       2.00             99.39
  Year Ended June 30, 2002..............       1.98            101.29
  Year Ended June 30, 2001..............       1.97            127.06
  Year Ended June 30, 2000..............       1.99            110.43
  Year Ended June 30, 1999..............       1.96            115.65
DIVERSIFIED MID CAP FUND (CLASS B)*
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.97(c)          40.11
  Year Ended June 30, 2003..............       1.98             48.94
  Year Ended June 30, 2002..............       1.99             37.08
  Year Ended June 30, 2001..............       1.96             59.45
  Year Ended June 30, 2000..............       2.00             70.01
  Six Months Ended June 30, 1999 (e)....       1.95(c)          23.53
  Year Ended December 31, 1998..........       1.90             26.89
LARGE CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.05(c)          18.89
  Year Ended June 30, 2003..............       2.13             60.12
  Year Ended June 30, 2002..............       2.07             69.07
  Year Ended June 30, 2001..............       2.00             73.36
  Year Ended June 30, 2000..............       1.94            123.21
  Year Ended June 30, 1999..............       1.96             86.34

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 112

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED       CAPITAL
                                          NET ASSET      NET       AND UNREALIZED   CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS            FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM     INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS        ADVISOR      ACTIVITIES
                                          ---------   ----------   --------------   -------------   ----------

LARGE CAP VALUE FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................   $12.08       $ 0.02         $ 1.90            $--          $ 1.92
 Year Ended June 30, 2003...............    12.78         0.01          (0.70)            --           (0.69)
 Year Ended June 30, 2002...............    16.22        (0.05)         (3.22)            --           (3.27)
 Year Ended June 30, 2001...............    15.61        (0.04)          1.04             --            1.00
 Year Ended June 30, 2000...............    18.25        (0.02)         (1.12)            --           (1.14)
 Year Ended June 30, 1999...............    16.84         0.03           2.48             --            2.51

EQUITY INCOME FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    14.98         0.06           1.68             --            1.74
 Year Ended June 30, 2003...............    16.28         0.12          (0.82)            --           (0.70)
 Year Ended June 30, 2002...............    19.37         0.06          (2.00)            --           (1.94)
 Year Ended June 30, 2001...............    21.23         0.05           0.69             --            0.74
 Year Ended June 30, 2000...............    24.50         0.09          (2.30)            --           (2.21)
 Year Ended June 30, 1999...............    24.08         0.09           2.10             --            2.19

DIVERSIFIED EQUITY FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................     9.87        (0.01)          1.25             --            1.24
 Year Ended June 30, 2003...............    10.08        (0.02)         (0.19)            --           (0.21)
 Year Ended June 30, 2002...............    12.56        (0.06)         (2.38)            --           (2.44)
 Year Ended June 30, 2001...............    14.70        (0.11)         (1.79)            --           (1.90)
 Year Ended June 30, 2000...............    14.97        (0.10)          0.70             --            0.60
 Year Ended June 30, 1999...............    13.40        (0.07)          2.48             --            2.41

BALANCED FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    11.88         0.07           0.81             --            0.88
 Year Ended June 30, 2003...............    11.71         0.18           0.17             --            0.35
 Year Ended June 30, 2002...............    13.20         0.19          (1.49)            --           (1.30)
 Year Ended June 30, 2001...............    14.06         0.21          (0.85)            --           (0.64)
 Year Ended June 30, 2000...............    14.20         0.25           0.39             --            0.64
 Year Ended June 30, 1999...............    13.87         0.21           1.28             --            1.49

EQUITY INDEX FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    22.17         0.06           3.12             --            3.18
 Year Ended June 30, 2003...............    22.50         0.10          (0.34)            --           (0.24)
 Year Ended June 30, 2002...............    27.83         0.02          (5.33)            --           (5.31)
 Year Ended June 30, 2001...............    33.09        (0.04)         (5.22)            --           (5.26)
 Year Ended June 30, 2000...............    31.72        (0.01)          1.84             --            1.83
 Year Ended June 30, 1999...............    27.13         0.04           5.53             --            5.57

MARKET EXPANSION INDEX FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................     8.27        (0.02)          1.70             --            1.68
 Year Ended June 30, 2003...............     8.58        (0.03)         (0.26)            --           (0.29)
 Year Ended June 30, 2002...............     8.86        (0.03)         (0.21)            --           (0.24)
 Year Ended June 30, 2001...............     9.15        (0.02)          0.69             --            0.67
 Year Ended June 30, 2000...............    10.74        (0.01)          1.13           0.02            1.14
 Six Months Ended June 30, 1999 (d).....    10.49         0.02           0.54             --            0.56
 July 31, 1998 to December 31, 1998
 (e)....................................    10.00        (0.02)          0.92             --            0.90

                                                       DISTRIBUTIONS
                                          ----------------------------------------

                                             NET           NET
                                          INVESTMENT    REALIZED         TOTAL
                                            INCOME        GAINS      DISTRIBUTIONS
                                          ----------   -----------   -------------
LARGE CAP VALUE FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    $(0.02)      $   --         $(0.02)
 Year Ended June 30, 2003...............     (0.01)          --          (0.01)
 Year Ended June 30, 2002...............        --        (0.17)         (0.17)
 Year Ended June 30, 2001...............        --        (0.39)         (0.39)
 Year Ended June 30, 2000...............     (0.01)       (1.49)         (1.50)
 Year Ended June 30, 1999...............     (0.05)       (1.05)         (1.10)
EQUITY INCOME FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.06)       (0.52)         (0.58)
 Year Ended June 30, 2003...............     (0.12)       (0.48)         (0.60)
 Year Ended June 30, 2002...............     (0.09)       (1.06)         (1.15)
 Year Ended June 30, 2001...............     (0.08)       (2.52)         (2.60)
 Year Ended June 30, 2000...............     (0.12)       (0.94)         (1.06)
 Year Ended June 30, 1999...............     (0.09)       (1.68)         (1.77)
DIVERSIFIED EQUITY FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................        --           --             --
 Year Ended June 30, 2003...............        --           --             --
 Year Ended June 30, 2002...............        --        (0.04)         (0.04)
 Year Ended June 30, 2001...............        --        (0.24)         (0.24)
 Year Ended June 30, 2000...............        --        (0.87)         (0.87)
 Year Ended June 30, 1999...............        --        (0.84)         (0.84)
BALANCED FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.08)          --          (0.08)
 Year Ended June 30, 2003...............     (0.18)          --          (0.18)
 Year Ended June 30, 2002...............     (0.19)          --          (0.19)
 Year Ended June 30, 2001...............     (0.22)          --          (0.22)
 Year Ended June 30, 2000...............     (0.25)       (0.53)         (0.78)
 Year Ended June 30, 1999...............     (0.21)       (0.95)         (1.16)
EQUITY INDEX FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.06)          --          (0.06)
 Year Ended June 30, 2003...............     (0.09)          --          (0.09)
 Year Ended June 30, 2002...............     (0.02)          --          (0.02)
 Year Ended June 30, 2001...............        --           --             --
 Year Ended June 30, 2000...............     (0.01)       (0.45)         (0.46)
 Year Ended June 30, 1999...............     (0.06)       (0.92)         (0.98)
MARKET EXPANSION INDEX FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................        --           --             --
 Year Ended June 30, 2003...............        --        (0.02)         (0.02)
 Year Ended June 30, 2002...............        --        (0.04)         (0.04)
 Year Ended June 30, 2001...............        --        (0.96)         (0.96)
 Year Ended June 30, 2000...............        --        (2.73)         (2.73)
 Six Months Ended June 30, 1999 (d).....     (0.02)       (0.29)         (0.31)
 July 31, 1998 to December 31, 1998
 (e)....................................        --        (0.41)         (0.41)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(e) Period from commencement of operations.

(f) Amount is less than $1,000.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                              -----------------------------------------
                                                                                            RATIO OF
                                         NET ASSET            NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                  END        EXPENSES    INCOME (LOSS)
                                            END      TOTAL     OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ------   -----------   ----------   --------------

LARGE CAP VALUE FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $13.98     15.88%(b)   $27,753       1.94%(c)       0.28%(c)
  Year Ended June 30, 2003..............   12.08     (5.36)      19,315        1.97           0.14
  Year Ended June 30, 2002..............   12.78     (20.32)     23,015        1.98          (0.33)
  Year Ended June 30, 2001..............   16.22      6.42       31,222        1.96          (0.31)
  Year Ended June 30, 2000..............   15.61     (6.56)      25,795        1.96          (0.18)
  Year Ended June 30, 1999..............   18.25     16.30       24,877        1.95           0.15

EQUITY INCOME FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   16.14     11.82(b)    79,081        1.98(c)        0.81(c)
  Year Ended June 30, 2003..............   14.98     (4.05)      79,963        1.99           0.84
  Year Ended June 30, 2002..............   16.28     (10.57)    105,010        1.99           0.38
  Year Ended June 30, 2001..............   19.37      3.27      126,701        1.98           0.25
  Year Ended June 30, 2000..............   21.23     (9.22)     142,259        1.91           0.43
  Year Ended June 30, 1999..............   24.50     10.18      197,016        1.93           0.40

DIVERSIFIED EQUITY FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   11.11     12.56(b)    30,211        1.96(c)       (0.18)(c)
  Year Ended June 30, 2003..............    9.87     (2.08)      27,431        1.98          (0.21)
  Year Ended June 30, 2002..............   10.08     (19.49)     39,421        1.98          (0.54)
  Year Ended June 30, 2001..............   12.56     (13.17)     45,451        1.95          (0.74)
  Year Ended June 30, 2000..............   14.70      4.23       55,227        1.95          (0.80)
  Year Ended June 30, 1999..............   14.97     19.52       52,004        1.96          (0.80)

BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   12.68      7.40(b)   191,579        1.88(c)        1.14(c)
  Year Ended June 30, 2003..............   11.88      3.09      185,901        1.89           1.56
  Year Ended June 30, 2002..............   11.71     (9.92)     224,235        1.89           1.52
  Year Ended June 30, 2001..............   13.20     (4.62)     275,132        1.89           1.56
  Year Ended June 30, 2000..............   14.06      4.67      298,355        1.88           1.79
  Year Ended June 30, 1999..............   14.20     11.59      238,490        1.85           1.58

EQUITY INDEX FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   25.29     14.34(b)   374,470        1.35(c)        0.46(c)
  Year Ended June 30, 2003..............   22.17     (1.02)     342,599        1.35           0.46
  Year Ended June 30, 2002..............   22.50     (19.07)    415,408        1.35           0.10
  Year Ended June 30, 2001..............   27.83     (15.90)    556,225        1.35          (0.11)
  Year Ended June 30, 2000..............   33.09      5.80      691,700        1.35          (0.06)
  Year Ended June 30, 1999..............   31.72     21.32      534,777        1.35           0.12

MARKET EXPANSION INDEX FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................    9.95     20.31(b)    18,431        1.54(c)       (0.42)(c)
  Year Ended June 30, 2003..............    8.27     (3.36)      13,116        1.57          (0.40)
  Year Ended June 30, 2002..............    8.58     (2.75)      10,368        1.57          (0.56)
  Year Ended June 30, 2001..............    8.86      7.68        4,888        1.57          (0.41)
  Year Ended June 30, 2000..............    9.15     13.06        2,495        1.57          (0.23)
  Six Months Ended June 30, 1999 (d)....   10.74      5.75(b)       309        1.60(c)       (0.34)(c)
  July 31, 1998 to December 31,
  1998 (e)..............................   10.49     9.85(b)         --(f)     1.87(c)       (0.59)(c)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
LARGE CAP VALUE FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.95%(c)         14.62%
  Year Ended June 30, 2003..............       1.98             84.63
  Year Ended June 30, 2002..............       1.99            125.65
  Year Ended June 30, 2001..............       1.96            127.66
  Year Ended June 30, 2000..............       1.96            131.95
  Year Ended June 30, 1999..............       1.95             40.69
EQUITY INCOME FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.01(c)           8.73
  Year Ended June 30, 2003..............       2.02             16.80
  Year Ended June 30, 2002..............       2.01             17.03
  Year Ended June 30, 2001..............       2.00             13.44
  Year Ended June 30, 2000..............       2.00             15.82
  Year Ended June 30, 1999..............       1.99             16.22
DIVERSIFIED EQUITY FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.95(c)          13.79
  Year Ended June 30, 2003..............       1.99             26.95
  Year Ended June 30, 2002..............       1.99             14.29
  Year Ended June 30, 2001..............       1.96             21.92
  Year Ended June 30, 2000..............       1.95             37.98
  Year Ended June 30, 1999..............       1.96             50.82
BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.02(c)          18.66
  Year Ended June 30, 2003..............       2.04             26.30
  Year Ended June 30, 2002..............       2.04             24.92
  Year Ended June 30, 2001..............       2.01             37.61
  Year Ended June 30, 2000..............       1.99             57.08
  Year Ended June 30, 1999..............       1.95             85.81
EQUITY INDEX FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.56(c)           1.54
  Year Ended June 30, 2003..............       1.60              6.74
  Year Ended June 30, 2002..............       1.60              6.68
  Year Ended June 30, 2001..............       1.58              9.72
  Year Ended June 30, 2000..............       1.57              7.89
  Year Ended June 30, 1999..............       1.57              5.37
MARKET EXPANSION INDEX FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.72(c)          19.80
  Year Ended June 30, 2003..............       1.82             53.51
  Year Ended June 30, 2002..............       1.89             73.63
  Year Ended June 30, 2001..............       1.85             36.68
  Year Ended June 30, 2000..............       1.93             64.29
  Six Months Ended June 30, 1999 (d)....       2.13(c)          36.50
  July 31, 1998 to December 31,
  1998 (e)..............................       2.14(c)          20.18

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 114

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED      REDEMPTION
                                          NET ASSET      NET       AND UNREALIZED   FEES COLLECTED
                                           VALUE,     INVESTMENT       GAINS             FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM      REDEMPTION     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     OF FUND SHARES   ACTIVITIES
                                          ---------   ----------   --------------   --------------   ----------

TECHNOLOGY FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................   $ 3.64       $(0.04)        $ 0.82           $  --          $ 0.78
 Year Ended June 30, 2003...............     3.51        (0.06)          0.19              --            0.13
 Year Ended June 30, 2002...............     5.85        (0.09)         (2.25)             --           (2.34)
 July 29, 2000 to June 30, 2001 (d).....    10.00        (0.09)         (4.06)             --           (4.15)

HEALTH SCIENCES FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.04        (0.07)          0.36              --            0.29
 Year Ended June 30, 2003...............     8.75        (0.10)          1.39              --            1.29
 Year Ended June 30, 2002...............    11.69        (0.13)         (2.77)             --           (2.90)
 March 23, 2001 to June 30, 2001 (d)....    10.00        (0.03)          1.72              --            1.69

MARKET NEUTRAL FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.04        (0.07)          0.30              --            0.23
 May 23, 2003 to June 30, 2003 (d)......    10.00        (0.01)          0.05              --            0.04

INTERNATIONAL EQUITY INDEX FUND (CLASS
 B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    12.42        (0.04)          3.49              --            3.45
 Year Ended June 30, 2003...............    13.37         0.05          (1.01)           0.01           (0.95)
 Year Ended June 30, 2002...............    15.32        (0.02)         (1.88)             --           (1.90)
 Year Ended June 30, 2001...............    20.63        (0.06)         (5.20)             --           (5.26)
 Year Ended June 30, 2000...............    17.89         0.04           2.99              --            3.03
 Year Ended June 30, 1999...............    17.33         0.10           1.55              --            1.65

DIVERSIFIED INTERNATIONAL FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................     9.99        (0.07)          2.59              --            2.52
 Year Ended June 30, 2003...............    10.84         0.01          (0.87)           0.01           (0.85)
 Year Ended June 30, 2002...............    12.07        (0.14)         (1.02)             --           (1.16)
 Year Ended June 30, 2001...............    16.60         0.06          (4.29)             --           (4.23)
 Year Ended June 30, 2000...............    14.08         0.07           2.71              --            2.78
 Six Months Ended June 30, 1999 (f).....    13.01         0.03           1.04              --            1.07
 Year Ended December 31, 1998...........    11.37         0.01           1.74              --            1.75

                                                       DISTRIBUTIONS
                                          ----------------------------------------

                                             NET           NET
                                          INVESTMENT    REALIZED         TOTAL
                                            INCOME        GAINS      DISTRIBUTIONS
                                          ----------   -----------   -------------
TECHNOLOGY FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    $   --       $   --         $   --
 Year Ended June 30, 2003...............        --           --             --
 Year Ended June 30, 2002...............        --           --             --
 July 29, 2000 to June 30, 2001 (d).....        --           --             --
HEALTH SCIENCES FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................        --           --             --
 Year Ended June 30, 2003...............        --           --             --
 Year Ended June 30, 2002...............        --        (0.04)         (0.04)
 March 23, 2001 to June 30, 2001 (d)....        --           --             --
MARKET NEUTRAL FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................        --        (0.03)         (0.03)
 May 23, 2003 to June 30, 2003 (d)......        --           --             --
INTERNATIONAL EQUITY INDEX FUND (CLASS
 B)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.06)          --          (0.06)
 Year Ended June 30, 2003...............        --           --             --
 Year Ended June 30, 2002...............     (0.05)          --          (0.05)
 Year Ended June 30, 2001...............        --        (0.05)         (0.05)
 Year Ended June 30, 2000...............        --        (0.29)         (0.29)
 Year Ended June 30, 1999...............     (0.24)       (0.85)         (1.09)
DIVERSIFIED INTERNATIONAL FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.02)          --          (0.02)
 Year Ended June 30, 2003...............        --           --             --
 Year Ended June 30, 2002...............     (0.07)          --          (0.07)
 Year Ended June 30, 2001...............        --        (0.30)         (0.30)
 Year Ended June 30, 2000...............     (0.08)       (0.18)         (0.26)
 Six Months Ended June 30, 1999 (f).....        --           --             --
 Year Ended December 31, 1998...........     (0.11)          --          (0.11)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

(e) Excludes dividend expense for securities sold short.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                                  -----------------------------------------
                                                                                                RATIO OF
                                         NET ASSET                NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                      END        EXPENSES    INCOME (LOSS)
                                            END        TOTAL       OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD     RETURN       (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ----------   -----------   ----------   --------------

TECHNOLOGY FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $ 4.42         21.43%(b)   $ 9,862       2.29%(c)      (1.81)%(c)
  Year Ended June 30, 2003..............    3.64          3.70        7,353        2.30          (1.91)
  Year Ended June 30, 2002..............    3.51        (40.00)       6,686        2.30          (2.03)
  July 29, 2000 to June 30, 2001 (d)....    5.85        (41.50)(b)     9,310       2.28(c)       (1.96)(c)

HEALTH SCIENCES FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.33          2.99(b)     8,939        2.34(c)       (1.46)(c)
  Year Ended June 30, 2003..............   10.04         14.63        7,678        2.35          (1.29)
  Year Ended June 30, 2002..............    8.75        (24.90)       6,635        2.35          (1.63)
  March 23, 2001 to June 30, 2001 (d)...   11.69         16.90(b)     3,170        2.33(c)       (1.65)(c)

MARKET NEUTRAL FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.24          2.24(b)    21,397        2.24(c)(e)     (1.69)(c)
  May 23, 2003 to June 30, 2003 (d).....   10.04          0.40(b)    12,389        2.25(c)(e)     (1.15)(c)

INTERNATIONAL EQUITY INDEX FUND (CLASS
 B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   15.81         27.77(b)    11,480        1.81(c)       (0.61)(c)
  Year Ended June 30, 2003..............   12.42         (7.11)       9,035        1.84           0.47
  Year Ended June 30, 2002..............   13.37        (12.39)      12,006        1.87          (0.23)
  Year Ended June 30, 2001..............   15.32        (25.54)      15,934        1.83           0.10
  Year Ended June 30, 2000..............   20.63         16.99       29,007        1.86          (0.25)
  Year Ended June 30, 1999..............   17.89         10.15       18,489        1.83           0.10

DIVERSIFIED INTERNATIONAL FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   12.49         25.24(b)     6,376        2.05(c)       (0.99)(c)
  Year Ended June 30, 2003..............    9.99         (7.84)       4,310        2.08           0.14
  Year Ended June 30, 2002..............   10.84         (9.65)       6,670        2.05          (0.33)
  Year Ended June 30, 2001..............   12.07        (25.88)       9,175        2.05           0.19
  Year Ended June 30, 2000..............   16.60         19.77        7,269        2.05          (0.21)
  Six Months Ended June 30, 1999 (f)....   14.08          8.22(b)     2,478        2.05(c)        0.57(c)
  Year Ended December 31, 1998..........   13.01         15.43        2,545        2.09           0.04

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
TECHNOLOGY FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       3.27%(c)          9.21%
  Year Ended June 30, 2003..............       3.23             29.13
  Year Ended June 30, 2002..............       3.18             33.74
  July 29, 2000 to June 30, 2001 (d)....       3.04(c)          76.53
HEALTH SCIENCES FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       3.14(c)          27.49
  Year Ended June 30, 2003..............       3.13            106.72
  Year Ended June 30, 2002..............       3.10             67.68
  March 23, 2001 to June 30, 2001 (d)...       7.24(c)           2.34
MARKET NEUTRAL FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.66(c)(e)      132.03
  May 23, 2003 to June 30, 2003 (d).....       2.70(c)(e)        0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS
 B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.83(c)           2.57
  Year Ended June 30, 2003..............       1.86             11.72
  Year Ended June 30, 2002..............       1.87             13.60
  Year Ended June 30, 2001..............       1.85              6.75
  Year Ended June 30, 2000..............       1.86             13.85
  Year Ended June 30, 1999..............       1.83             33.99
DIVERSIFIED INTERNATIONAL FUND (CLASS B)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.07(c)          37.29
  Year Ended June 30, 2003..............       2.15             94.26
  Year Ended June 30, 2002..............       2.11            266.10
  Year Ended June 30, 2001..............       2.07             29.92
  Year Ended June 30, 2000..............       2.08             17.05
  Six Months Ended June 30, 1999 (f)....       2.08(c)           2.96
  Year Ended December 31, 1998..........       2.09              8.50

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 116

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 INVESTMENT ACTIVITIES                                DISTRIBUTIONS
                                              ---------------------------                ----------------------------------------
                                                            NET REALIZED
                                  NET ASSET      NET       AND UNREALIZED
                                   VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET           NET
                                  BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                  OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

SMALL CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............   $ 8.34       $(0.06)        $ 1.83         $ 1.77       $   --       $    --        $    --
 Year Ended June 30, 2003.......     8.76        (0.07)         (0.35)         (0.42)          --            --             --
 Year Ended June 30, 2002.......    10.04        (0.10)         (1.18)         (1.28)          --            --             --
 Year Ended June 30, 2001.......    12.62        (0.10)         (1.09)         (1.19)          --         (1.39)         (1.39)
 Year Ended June 30, 2000.......    10.43           --           3.07           3.07           --         (0.88)         (0.88)
 Year Ended June 30, 1999.......    11.97        (0.08)         (0.27)         (0.35)          --         (1.19)         (1.19)

SMALL CAP VALUE FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............    17.15        (0.05)          4.33           4.28           --            --             --
 Year Ended June 30, 2003.......    19.91        (0.04)         (1.73)         (1.77)       (0.01)        (0.98)         (0.99)
 Year Ended June 30, 2002.......    18.48        (0.01)          2.58           2.57        (0.02)        (1.12)         (1.14)
 Year Ended June 30, 2001.......    13.05         0.06           5.48           5.54        (0.11)           --          (0.11)
 Year Ended June 30, 2000.......    13.60         0.06          (0.55)         (0.49)       (0.06)           --          (0.06)
 March 22, 1999 to June 30, 1999
 (d)............................    12.07           --           1.53           1.53           --            --             --

MID CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............    17.65        (0.14)          2.54           2.40           --            --             --
 Year Ended June 30, 2003.......    17.86        (0.22)          0.01          (0.21)          --            --             --
 Year Ended June 30, 2002.......    21.36        (0.29)         (3.14)         (3.43)          --         (0.07)         (0.07)
 Year Ended June 30, 2001.......    29.09        (0.34)         (3.07)         (3.41)          --         (4.32)         (4.32)
 Year Ended June 30, 2000.......    25.04        (0.20)          8.33           8.13           --         (4.08)         (4.08)
 Year Ended June 30, 1999.......    22.42        (0.15)          5.47           5.32           --         (2.70)         (2.70)

MID CAP VALUE (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............    13.21        (0.03)          2.79           2.76           --            --             --
 Year Ended June 30, 2003.......    15.09        (0.03)         (1.14)         (1.17)          --         (0.71)         (0.71)
 Year Ended June 30, 2002.......    16.57        (0.03)         (0.09)         (0.12)          --         (1.36)         (1.36)
 Year Ended June 30, 2001.......    13.35         0.02           3.90           3.92        (0.02)        (0.68)         (0.70)
 Year Ended June 30, 2000.......    14.80         0.03          (0.15)         (0.12)       (0.03)        (1.30)         (1.33)
 March 22, 1999 to June 30, 1999
 (d)............................    13.34           --           1.46           1.46           --            --             --

DIVERSIFIED MID CAP FUND (CLASS
 C)*
 Six Months Ended December 31,
 2003 (Unaudited)...............    14.85        (0.07)          2.50           2.43           --            --             --
 Year Ended June 30, 2003.......    15.49        (0.07)         (0.57)         (0.64)          --            --             --
 Year Ended June 30, 2002.......    17.99        (0.09)         (1.53)         (1.62)          --         (0.88)         (0.88)
 Year Ended June 30, 2001.......    32.36        (0.05)          2.01           1.96           --        (16.33)        (16.33)
 Year Ended June 30, 2000.......    40.92        (0.28)          3.80           3.52        (0.04)       (12.04)        (12.08)
 March 22, 1999 to June 30, 1999
 (d)............................    35.72           --           5.20           5.20           --            --             --

LARGE CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............    11.93        (0.06)          1.47           1.41           --            --             --
 Year Ended June 30, 2003.......    11.73        (0.09)          0.29           0.20           --            --             --
 Year Ended June 30, 2002.......    16.45        (0.17)         (4.55)         (4.72)          --            --             --
 Year Ended June 30, 2001.......    25.91        (0.30)         (8.26)         (8.56)          --         (0.90)         (0.90)
 Year Ended June 30, 2000.......    25.71        (0.10)          3.64           3.54           --         (3.34)         (3.34)
 Year Ended June 30, 1999.......    22.57        (0.04)          5.54           5.50           --         (2.36)         (2.36)

------------

 * Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                              -----------------------------------------
                                                                                            RATIO OF
                                         NET ASSET            NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                  END        EXPENSES    INCOME (LOSS)
                                            END      TOTAL     OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ------   -----------   ----------   --------------

SMALL CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $10.11     21.22%(b)   $ 9,675       1.99%(c)      (1.42)%(c)
  Year Ended June 30, 2003..............    8.34     (4.79)       6,166        2.03          (1.43)
  Year Ended June 30, 2002..............    8.76     (12.75)      2,819        2.05          (1.65)
  Year Ended June 30, 2001..............   10.04     (9.96)       1,496        2.04          (1.59)
  Year Ended June 30, 2000..............   12.62     31.27          770        2.05          (1.24)
  Year Ended June 30, 1999..............   10.43     (1.75)         129        2.06          (1.02)

SMALL CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   21.43     24.96(b)    47,698        1.99(c)       (0.56)(c)
  Year Ended June 30, 2003..............   17.15     (8.47)      30,383        2.00          (0.29)
  Year Ended June 30, 2002..............   19.91     14.68       35,923        1.98          (0.34)
  Year Ended June 30, 2001..............   18.48     42.55        1,531        1.98           0.22
  Year Ended June 30, 2000..............   13.05     (3.57)          50        1.94           0.21
  March 22, 1999 to June 30, 1999 (d)...   13.60     12.68(b)        19        1.94(c)       (1.13)(c)

MID CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   20.05     13.60(b)    69,726        1.98(c)       (1.42)(c)
  Year Ended June 30, 2003..............   17.65     (1.18)      58,321        1.99          (1.40)
  Year Ended June 30, 2002..............   17.86     (16.08)     56,790        1.99          (1.57)
  Year Ended June 30, 2001..............   21.36     (14.39)     65,123        1.99          (1.60)
  Year Ended June 30, 2000..............   29.09     35.50       64,422        1.99          (1.40)
  Year Ended June 30, 1999..............   25.04     27.57       16,597        1.99          (1.32)

MID CAP VALUE (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   15.97     20.89(b)    22,978        1.96(c)       (0.38)(c)
  Year Ended June 30, 2003..............   13.21     (7.38)      17,722        1.99          (0.35)
  Year Ended June 30, 2002..............   15.09     (0.77)      12,349        1.97          (0.43)
  Year Ended June 30, 2001..............   16.57     30.32        2,807        1.96          (0.33)
  Year Ended June 30, 2000..............   13.35     (0.40)         169        1.97          (0.10)
  March 22, 1999 to June 30, 1999 (d)...   14.80     10.98(b)        48        1.95(c)       (0.44)(c)

DIVERSIFIED MID CAP FUND (CLASS C)*
  Six Months Ended December 31, 2003
  (Unaudited)...........................   17.28     16.36(b)     7,482        1.95(c)       (0.81)(c)
  Year Ended June 30, 2003..............   14.85     (4.13)       5,882        1.96          (0.71)
  Year Ended June 30, 2002..............   15.49     (9.27)       3,239        1.97          (0.84)
  Year Ended June 30, 2001..............   17.99      5.24        1,809        1.97          (0.77)
  Year Ended June 30, 2000..............   32.36     12.83          109        1.86          (0.72)
  March 22, 1999 to June 30, 1999 (d)...   40.92     14.56(b)        15        1.88(c)       (1.20)(c)

LARGE CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   13.34     11.82(b)    22,450        1.98(c)       (0.96)(c)
  Year Ended June 30, 2003..............   11.93      1.71       20,715        1.99          (0.87)
  Year Ended June 30, 2002..............   11.73     (28.69)     22,237        1.97          (1.13)
  Year Ended June 30, 2001..............   16.45     (34.19)     35,685        1.93          (1.38)
  Year Ended June 30, 2000..............   25.91     14.20       55,682        1.95          (1.17)
  Year Ended June 30, 1999..............   25.71     27.52        8,328        1.95          (0.94)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
SMALL CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.00%(c)         31.43%
  Year Ended June 30, 2003..............       2.04             94.54
  Year Ended June 30, 2002..............       2.06            119.33
  Year Ended June 30, 2001..............       2.05            157.71
  Year Ended June 30, 2000..............       2.06            163.03
  Year Ended June 30, 1999..............       2.09            127.83
SMALL CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.01(c)          20.28
  Year Ended June 30, 2003..............       2.02             45.70
  Year Ended June 30, 2002..............       2.00             39.91
  Year Ended June 30, 2001..............       1.98             74.81
  Year Ended June 30, 2000..............       2.06            146.46
  March 22, 1999 to June 30, 1999 (d)...       2.11(c)          50.90
MID CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.99(c)          32.36
  Year Ended June 30, 2003..............       2.06             70.87
  Year Ended June 30, 2002..............       2.07             83.02
  Year Ended June 30, 2001..............       2.02            127.02
  Year Ended June 30, 2000..............       1.99            181.78
  Year Ended June 30, 1999..............       1.99            141.46
MID CAP VALUE (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.97(c)           8.98
  Year Ended June 30, 2003..............       2.00             99.39
  Year Ended June 30, 2002..............       1.98            101.29
  Year Ended June 30, 2001..............       1.97            127.06
  Year Ended June 30, 2000..............       2.00            110.43
  March 22, 1999 to June 30, 1999 (d)...       1.96(c)         115.65
DIVERSIFIED MID CAP FUND (CLASS C)*
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.98(c)          40.11
  Year Ended June 30, 2003..............       1.98             48.94
  Year Ended June 30, 2002..............       1.99             37.08
  Year Ended June 30, 2001..............       1.98             59.45
  Year Ended June 30, 2000..............       2.00             70.01
  March 22, 1999 to June 30, 1999 (d)...       1.99(c)          23.53
LARGE CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.05(c)          18.89
  Year Ended June 30, 2003..............       2.13             60.12
  Year Ended June 30, 2002..............       2.07             69.07
  Year Ended June 30, 2001..............       2.00             73.36
  Year Ended June 30, 2000..............       1.95            123.21
  Year Ended June 30, 1999..............       1.95             86.34

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 118

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED       CAPITAL
                                          NET ASSET      NET       AND UNREALIZED   CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS            FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM     INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS        ADVISOR      ACTIVITIES
                                          ---------   ----------   --------------   -------------   ----------

LARGE CAP VALUE FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................   $12.06       $ 0.02         $ 1.89           $  --         $ 1.91
 Year Ended June 30, 2003...............    12.76         0.02          (0.70)             --          (0.68)
 Year Ended June 30, 2002...............    16.20        (0.04)         (3.23)             --          (3.27)
 Year Ended June 30, 2001...............    15.58        (0.03)          1.04              --           1.01
 Year Ended June 30, 2000...............    18.24        (0.01)         (1.15)             --          (1.16)
 March 22, 1999 to June 30, 1999 (d)....    16.96         0.03           1.28              --           1.31

EQUITY INCOME FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    14.98         0.06           1.69              --           1.75
 Year Ended June 30, 2003...............    16.28         0.11          (0.81)             --          (0.70)
 Year Ended June 30, 2002...............    19.36         0.07          (2.00)             --          (1.93)
 Year Ended June 30, 2001...............    21.26         0.04           0.66              --           0.70
 Year Ended June 30, 2000...............    24.51         0.09          (2.27)             --          (2.18)
 Year Ended June 30, 1999...............    24.08         0.10           2.11              --           2.21

DIVERSIFIED EQUITY FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................     9.94        (0.01)          1.26              --           1.25
 Year Ended June 30, 2003...............    10.15        (0.02)         (0.19)             --          (0.21)
 Year Ended June 30, 2002...............    12.65        (0.06)         (2.40)             --          (2.46)
 Year Ended June 30, 2001...............    14.80        (0.07)         (1.84)             --          (1.91)
 Year Ended June 30, 2000...............    15.06        (0.08)          0.69              --           0.61
 Year Ended June 30, 1999...............    13.47        (0.03)          2.46              --           2.43

BALANCED FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    11.87         0.07           0.81              --           0.88
 Year Ended June 30, 2003...............    11.71         0.17           0.17              --           0.34
 Year Ended June 30, 2002...............    13.20         0.19          (1.48)             --          (1.29)
 Year Ended June 30, 2001...............    14.06         0.22          (0.86)             --          (0.64)
 May 30, 2000 to June 30, 2000 (d)......    13.75         0.01           0.33              --           0.34

EQUITY INDEX FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    22.19         0.05           3.14              --           3.19
 Year Ended June 30, 2003...............    22.53         0.09          (0.34)             --          (0.25)
 Year Ended June 30, 2002...............    27.87         0.03          (5.34)             --          (5.31)
 Year Ended June 30, 2001...............    33.14        (0.02)         (5.25)             --          (5.27)
 Year Ended June 30, 2000...............    31.76         0.01           1.84              --           1.85
 Year Ended June 30, 1999...............    27.14         0.07           5.55              --           5.62

MARKET EXPANSION INDEX FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................     8.08        (0.02)          1.65                           1.63
 Year Ended June 30, 2003...............     8.39        (0.03)         (0.26)                         (0.29)
 Year Ended June 30, 2002...............     8.66        (0.02)         (0.21)                         (0.23)
 Year Ended June 30, 2001...............     8.96        (0.01)          0.67              --           0.66
 Year Ended June 30, 2000...............    10.57        (0.05)          1.15            0.02           1.12
 March 22, 1999 to June 30, 1999 (d)....     9.32         0.02           1.25              --           1.27

                                                       DISTRIBUTIONS
                                          ----------------------------------------

                                             NET           NET
                                          INVESTMENT    REALIZED         TOTAL
                                            INCOME        GAINS      DISTRIBUTIONS
                                          ----------   -----------   -------------
LARGE CAP VALUE FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    $(0.02)      $    --        $ (0.02)
 Year Ended June 30, 2003...............     (0.02)           --          (0.02)
 Year Ended June 30, 2002...............        --         (0.17)         (0.17)
 Year Ended June 30, 2001...............        --         (0.39)         (0.39)
 Year Ended June 30, 2000...............     (0.01)        (1.49)         (1.50)
 March 22, 1999 to June 30, 1999 (d)....     (0.03)           --          (0.03)
EQUITY INCOME FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.07)        (0.52)         (0.59)
 Year Ended June 30, 2003...............     (0.12)        (0.48)         (0.60)
 Year Ended June 30, 2002...............     (0.09)        (1.06)         (1.15)
 Year Ended June 30, 2001...............     (0.08)        (2.52)         (2.60)
 Year Ended June 30, 2000...............     (0.13)        (0.94)         (1.07)
 Year Ended June 30, 1999...............     (0.10)        (1.68)         (1.78)
DIVERSIFIED EQUITY FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................        --            --             --
 Year Ended June 30, 2003...............        --            --             --
 Year Ended June 30, 2002...............        --         (0.04)         (0.04)
 Year Ended June 30, 2001...............        --         (0.24)         (0.24)
 Year Ended June 30, 2000...............        --         (0.87)         (0.87)
 Year Ended June 30, 1999...............        --         (0.84)         (0.84)
BALANCED FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.08)           --          (0.08)
 Year Ended June 30, 2003...............     (0.18)           --          (0.18)
 Year Ended June 30, 2002...............     (0.20)           --          (0.20)
 Year Ended June 30, 2001...............     (0.22)           --          (0.22)
 May 30, 2000 to June 30, 2000 (d)......     (0.03)           --          (0.03)
EQUITY INDEX FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.06)           --          (0.06)
 Year Ended June 30, 2003...............     (0.09)           --          (0.09)
 Year Ended June 30, 2002...............     (0.03)           --          (0.03)
 Year Ended June 30, 2001...............        --            --             --
 Year Ended June 30, 2000...............     (0.02)        (0.45)         (0.47)
 Year Ended June 30, 1999...............     (0.08)        (0.92)         (1.00)
MARKET EXPANSION INDEX FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................        --            --             --
 Year Ended June 30, 2003...............        --         (0.02)         (0.02)
 Year Ended June 30, 2002...............        --         (0.04)         (0.04)
 Year Ended June 30, 2001...............        --         (0.96)         (0.96)
 Year Ended June 30, 2000...............        --(e)      (2.73)         (2.73)
 March 22, 1999 to June 30, 1999 (d)....     (0.02)           --          (0.02)

------------

 * Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

(e) Amount is less than $0.01.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                              -----------------------------------------
                                                                                            RATIO OF
                                         NET ASSET            NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                  END        EXPENSES    INCOME (LOSS)
                                            END      TOTAL     OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ------   -----------   ----------   --------------

LARGE CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $13.95     15.82%(b)  $  5,562       1.94%(c)       0.27%(c)
  Year Ended June 30, 2003..............   12.06     (5.33)       4,306        1.97           0.13
  Year Ended June 30, 2002..............   12.76     (20.35)      3,643        1.98          (0.33)
  Year Ended June 30, 2001..............   16.20      6.50        3,767        1.96          (0.31)
  Year Ended June 30, 2000..............   15.58     (6.63)       2,536        1.96          (0.16)
  March 22, 1999 to June 30,
  1999 (d)..............................   18.24      7.74(b)       135        1.95(c)        0.34(c)

EQUITY INCOME FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   16.14     11.78(b)     4,604        1.98(c)        0.78(c)
  Year Ended June 30, 2003..............   14.98     (4.02)       2,639        1.99           0.82
  Year Ended June 30, 2002..............   16.28     (10.52)      1,645        1.99           0.34
  Year Ended June 30, 2001..............   19.36      3.07        1,160        1.98           0.25
  Year Ended June 30, 2000..............   21.26     (9.10)       1,215        1.94           0.37
  Year Ended June 30, 1999..............   24.51     10.24          658        1.94           0.36

DIVERSIFIED EQUITY FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   11.19     12.58(b)    14,421        1.96(c)       (0.18)(c)
  Year Ended June 30, 2003..............    9.94     (2.07)      14,077        1.98          (0.21)
  Year Ended June 30, 2002..............   10.15     (19.51)     14,698        1.98          (0.54)
  Year Ended June 30, 2001..............   12.65     (13.15)     18,450        1.95          (0.74)
  Year Ended June 30, 2000..............   14.80      4.27       16,780        1.95          (0.82)
  Year Ended June 30, 1999..............   15.06     19.57        8,058        1.96          (0.57)

BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   12.67      7.43(b)     5,757        1.88(c)        1.13(c)
  Year Ended June 30, 2003..............   11.87      3.03        3,823        1.89           1.54
  Year Ended June 30, 2002..............   11.71     (9.88)       2,853        1.89           1.52
  Year Ended June 30, 2001..............   13.20     (4.58)       1,492        1.89           1.56
  May 30, 2000 to June 30, 2000 (d).....   14.06      2.44(b)       763        1.89(c)        1.25(c)

EQUITY INDEX FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   25.32     14.38(b)   125,469        1.35(c)        0.46(c)
  Year Ended June 30, 2003..............   22.19     (1.05)     105,797        1.35           0.46
  Year Ended June 30, 2002..............   22.53     (19.06)    112,262        1.35           0.10
  Year Ended June 30, 2001..............   27.87     (15.90)    130,295        1.35          (0.11)
  Year Ended June 30, 2000..............   33.14      5.84      133,030        1.35          (0.06)
  Year Ended June 30, 1999..............   31.76     21.52       59,042        1.35           0.11

MARKET EXPANSION INDEX FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................    9.71     20.17(b)    16,519        1.54(c)       (0.42)(c)
  Year Ended June 30, 2003..............    8.08     (3.44)      10,698        1.57          (0.40)
  Year Ended June 30, 2002..............    8.39     (2.69)       6,431        1.56          (0.56)
  Year Ended June 30, 2001..............    8.66      7.78        1,046        1.57          (0.42)
  Year Ended June 30, 2000..............    8.96     13.11          180        1.57          (0.24)
  March 22, 1999 to June 30,
  1999 (d)..............................   10.57     13.64(b)        18        1.58(c)       (0.33)(c)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
LARGE CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.96%(c)         14.62%
  Year Ended June 30, 2003..............       1.98             84.63
  Year Ended June 30, 2002..............       1.99            125.65
  Year Ended June 30, 2001..............       1.96            127.66
  Year Ended June 30, 2000..............       1.96            131.95
  March 22, 1999 to June 30,
  1999 (d)..............................       1.95(c)          40.69
EQUITY INCOME FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.01(c)           8.73
  Year Ended June 30, 2003..............       2.02             16.80
  Year Ended June 30, 2002..............       2.01             17.03
  Year Ended June 30, 2001..............       2.00             13.44
  Year Ended June 30, 2000..............       2.01             15.82
  Year Ended June 30, 1999..............       1.99             16.22
DIVERSIFIED EQUITY FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.96(c)          13.79
  Year Ended June 30, 2003..............       1.99             26.95
  Year Ended June 30, 2002..............       1.99             14.29
  Year Ended June 30, 2001..............       1.96             21.92
  Year Ended June 30, 2000..............       1.95             37.98
  Year Ended June 30, 1999..............       1.96             50.82
BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.02(c)          18.66
  Year Ended June 30, 2003..............       2.04             26.30
  Year Ended June 30, 2002..............       2.04             24.92
  Year Ended June 30, 2001..............       2.00             37.61
  May 30, 2000 to June 30, 2000 (d).....       2.01(c)          57.08
EQUITY INDEX FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.56(c)           1.54
  Year Ended June 30, 2003..............       1.60              6.74
  Year Ended June 30, 2002..............       1.60              6.68
  Year Ended June 30, 2001..............       1.58              9.72
  Year Ended June 30, 2000..............       1.57              7.89
  Year Ended June 30, 1999..............       1.57              5.37
MARKET EXPANSION INDEX FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.72(c)          19.80
  Year Ended June 30, 2003..............       1.82             53.51
  Year Ended June 30, 2002..............       1.86             73.63
  Year Ended June 30, 2001..............       1.85             36.68
  Year Ended June 30, 2000..............       1.93             64.29
  March 22, 1999 to June 30,
  1999 (d)..............................       2.17(c)          36.50

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 120

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES
                                                      ---------------------------
                                                                    NET REALIZED      REDEMPTION
                                          NET ASSET      NET       AND UNREALIZED   FEES COLLECTED
                                           VALUE,     INVESTMENT       GAINS             FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM      REDEMPTION     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     OF FUND SHARES   ACTIVITIES
                                          ---------   ----------   --------------   --------------   ----------

TECHNOLOGY FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................   $ 3.64       $(0.03)        $ 0.81           $  --          $ 0.78
 Year Ended June 30, 2003...............     3.52        (0.06)          0.18              --            0.12
 Year Ended June 30, 2002...............     5.86        (0.10)         (2.24)             --           (2.34)
 July 28, 2000 to June 30, 2001 (d).....    10.00        (0.09)         (4.05)             --           (4.14)

HEALTH SCIENCES FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.03        (0.06)          0.35              --            0.29
 Year Ended June 30, 2003...............     8.74        (0.10)          1.39              --            1.29
 Year Ended June 30, 2002...............    11.68        (0.17)         (2.73)             --           (2.90)
 March 23, 2001 to June 30, 2001 (d)....    10.00        (0.04)          1.72              --            1.68

MARKET NEUTRAL FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.04        (0.07)          0.30              --            0.23
 May 23, 2003 to June 30, 2003 (d)......    10.00        (0.01)          0.05              --            0.04

INTERNATIONAL EQUITY INDEX FUND (CLASS
 C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    12.87        (0.05)          3.63              --            3.58
 Year Ended June 30, 2003...............    13.85         0.06          (1.05)           0.01           (0.98)
 Year Ended June 30, 2002...............    15.87        (0.01)         (1.96)             --           (1.97)
 Year Ended June 30, 2001...............    21.39         0.03          (5.47)             --           (5.44)
 Year Ended June 30, 2000...............    18.55        (0.01)          3.14              --            3.13
 Year Ended June 30, 1999...............    17.91         0.30           1.51              --            1.81

DIVERSIFIED INTERNATIONAL FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................     9.97        (0.09)          2.66              --            2.57
 Year Ended June 30, 2003...............    10.82           --(f)       (0.86)           0.01           (0.85)
 Year Ended June 30, 2002...............    12.05        (0.15)         (1.02)             --           (1.17)
 Year Ended June 30, 2001...............    16.57         0.02          (4.24)             --           (4.22)
 Year Ended June 30, 2000...............    14.08         0.11           2.67              --            2.78
 March 22, 1999 to June 30, 1999 (d)....    13.47           --           0.61              --            0.61

                                                       DISTRIBUTIONS
                                          ----------------------------------------

                                             NET           NET
                                          INVESTMENT    REALIZED         TOTAL
                                            INCOME        GAINS      DISTRIBUTIONS
                                          ----------   -----------   -------------
TECHNOLOGY FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    $   --       $    --        $    --
 Year Ended June 30, 2003...............        --            --             --
 Year Ended June 30, 2002...............        --            --             --
 July 28, 2000 to June 30, 2001 (d).....        --            --             --
HEALTH SCIENCES FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................        --            --             --
 Year Ended June 30, 2003...............        --            --             --
 Year Ended June 30, 2002...............        --         (0.04)         (0.04)
 March 23, 2001 to June 30, 2001 (d)....        --            --             --
MARKET NEUTRAL FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................        --         (0.03)         (0.03)
 May 23, 2003 to June 30, 2003 (d)......        --            --             --
INTERNATIONAL EQUITY INDEX FUND (CLASS
 C)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.07)           --          (0.07)
 Year Ended June 30, 2003...............        --            --             --
 Year Ended June 30, 2002...............     (0.05)           --          (0.05)
 Year Ended June 30, 2001...............     (0.03)        (0.05)         (0.08)
 Year Ended June 30, 2000...............        --         (0.29)         (0.29)
 Year Ended June 30, 1999...............     (0.32)        (0.85)         (1.17)
DIVERSIFIED INTERNATIONAL FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................     (0.05)           --          (0.05)
 Year Ended June 30, 2003...............        --            --             --
 Year Ended June 30, 2002...............     (0.06)           --          (0.06)
 Year Ended June 30, 2001...............        --         (0.30)         (0.30)
 Year Ended June 30, 2000...............     (0.11)        (0.18)         (0.29)
 March 22, 1999 to June 30, 1999 (d)....        --            --             --

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

(e) Excludes dividend expense for securities sold short.

(f) Amount is less than $0.01.

See Notes To Financial Statements

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

--------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTARY DATA
                                                              -----------------------------------------
                                                                                            RATIO OF
                                         NET ASSET            NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,                  END        EXPENSES    INCOME (LOSS)
                                            END      TOTAL     OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   ------   -----------   ----------   --------------

TECHNOLOGY FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $ 4.42     21.43%(b)  $ 1,407        2.29%(c)       (1.82)%(c)
  Year Ended June 30, 2003..............    3.64      3.41          917        2.30           (1.91)
  Year Ended June 30, 2002..............    3.52     (39.93)        739        2.30           (2.03)
  July 28, 2000 to June 30, 2001 (d)....    5.86     (41.40)(b)   1,140        2.28(c)        (1.96)(c)

HEALTH SCIENCES FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.32      2.89(b)     1,033        2.34(c)        (1.45)(c)
  Year Ended June 30, 2003..............   10.03     14.76          581        2.35           (1.30)
  Year Ended June 30, 2002..............    8.74     (24.92)        480        2.35           (1.62)
  March 23, 2001 to June 30, 2001 (d)...   11.68     16.80(b)       452        2.35(c)        (1.60)(c)

MARKET NEUTRAL FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.24      2.24(b)    96,103        2.24(c)(e)      (1.69)(c)
  May 23, 2003 to June 30, 2003 (d).....   10.04      0.40(b)    54,094        2.25(c)(e)      (1.16)(c)

INTERNATIONAL EQUITY INDEX FUND (CLASS
 C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   16.38     27.80(b)    10,491        1.81(c)        (0.62)(c)
  Year Ended June 30, 2003..............   12.87     (7.08)       7,306        1.84            0.52
  Year Ended June 30, 2002..............   13.85     (12.43)      8,502        1.87           (0.21)
  Year Ended June 30, 2001..............   15.87     (25.50)      9,908        1.83            0.21
  Year Ended June 30, 2000..............   21.39     16.92       11,442        1.86           (0.17)
  Year Ended June 30, 1999..............   18.55     10.78        2,339        1.86            0.73

DIVERSIFIED INTERNATIONAL FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   12.49     25.80(b)     1,070        2.05(c)        (0.99)(c)
  Year Ended June 30, 2003..............    9.97     (7.86)         317        2.08            0.04
  Year Ended June 30, 2002..............   10.82     (9.69)         543        2.05           (0.35)
  Year Ended June 30, 2001..............   12.05     (25.87)        844        2.05            0.14
  Year Ended June 30, 2000..............   16.57     19.76          729        2.06            0.30
  March 22, 1999 to June 30, 1999 (d)...   14.08      4.53(b)         5        2.00(c)         1.58(c)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (a)
                                          ---------------   ------------
TECHNOLOGY FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       3.26%(c)          9.21%
  Year Ended June 30, 2003..............       3.23             29.13
  Year Ended June 30, 2002..............       3.20             33.74
  July 28, 2000 to June 30, 2001 (d)....       3.03(c)          76.53
HEALTH SCIENCES FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       3.13(c)          27.49
  Year Ended June 30, 2003..............       3.13            106.72
  Year Ended June 30, 2002..............       3.19             67.68
  March 23, 2001 to June 30, 2001 (d)...       6.66(c)           2.34
MARKET NEUTRAL FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.66(c)(e)      132.03
  May 23, 2003 to June 30, 2003 (d).....       2.70(c)(e)        0.00
INTERNATIONAL EQUITY INDEX FUND (CLASS
 C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       1.83(c)           2.57
  Year Ended June 30, 2003..............       1.86             11.72
  Year Ended June 30, 2002..............       1.87             13.60
  Year Ended June 30, 2001..............       1.85              6.75
  Year Ended June 30, 2000..............       2.06             13.85
  Year Ended June 30, 1999..............       1.86             33.99
DIVERSIFIED INTERNATIONAL FUND (CLASS C)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       2.06(c)          37.29
  Year Ended June 30, 2003..............       2.15             94.26
  Year Ended June 30, 2002..............       2.11            266.10
  Year Ended June 30, 2001..............       2.07             29.92
  Year Ended June 30, 2000..............       2.09             17.05
  March 22, 1999 to June 30, 1999 (d)...       2.00(c)           2.96

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 122

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Balanced Fund, the Equity Index Fund, the Market Expansion Index Fund, the Technology Fund, the Health Sciences Fund, the Market Neutral Fund, the International Equity Index Fund, and the Diversified International Fund, (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-two series and six classes of shares: Class I, Class A, Class B, Class C, Administrative Class, and Class S. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as options, futures, and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     FOREIGN CURRENCY TRANSLATION

     Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. Appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY CONTRACTS

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the sale of forward foreign currency contracts having the same settlement date are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

     FUTURES CONTRACTS

     The Funds (except the Market Neutral Fund) may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying index. The Funds recognize a gain or loss equal to the variation margin.

     The following is a summary of futures outstanding as of December 31, 2003:

                                                                                                        CURRENT
                                                                                             OPENING    MARKET
                                                                                NUMBER OF   POSITIONS    VALUE
       FUND                                         CONTRACT TYPE               CONTRACTS     (000)      (000)
       ----                                         -------------               ---------   ---------   -------
       Equity Index Fund...............  S&P 500, March 2004 Futures                60      $ 15,675    $16,659
       International Equity Index
         Fund..........................  CAC-40 Euro, March 2004 Futures            80         3,464      3,604
                                         Dax Index, March 2004 Futures              71         8,518      8,944
                                         Topix Index, March 2004 Futures           185        17,186     18,039
                                         DJ Euro, March 2004 Futures                70         2,341      2,436
                                         FTSE 100 Index, March 2004 Futures        133        10,075     10,634
       Diversified International
         Fund..........................  CAC-40 Euro, March 2004 Futures            50         1,845      2,247
                                         FTSE 100 Index, March 2004 Futures        261        20,059     20,869

     WRITTEN OPTIONS

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 124

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or U.S. government agency obligations with counterparties approved by the Board of Trustees, consistent with the Fund's investment policy.

     SHORT SALES

     The Market Neutral Fund is authorized to engage in short-selling of equity securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund will arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed securities at their prevailing market value sometime in the future. In addition to the sale proceeds retained by the broker, the Fund's custodian maintains a segregated account of securities and cash as collateral for short sales. This segregated account includes the securities held long as shown in the Schedule of Portfolio Investments. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

     SECURITIES LENDING

     To generate additional income, each Fund (except the Market Neutral Fund) may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The cash collateral received by the Funds was pooled and at December 31, 2003 was invested in Commercial Paper (with interest rates of 1.11% and maturity dates of January 17, 2004), Repurchase Agreements (with interest rates ranging from 1.01% to 1.15% and maturity dates of January 2, 2004), Medium Term Notes (with interest rates ranging from 1.03% to 1.72% and maturity dates ranging from January 2004 through December
     2006), and Master Notes (with interest rates ranging from 1.14% to 1.26% and maturity dates of January 2, 2004). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company, N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     borrowers. As of December 31, 2003, the following Funds had securities with the following market values on loan and for the six months then ended these Funds paid the following amounts to Bank One Trust Company, N.A. (amounts in thousands):

                                                                                      MARKET         MARKET
                                                                                       VALUE         VALUE
                                                                     SUB-CUSTODY        OF         OF LOANED
       FUND                                                           FEES PAID     COLLATERAL*    SECURITIES
       ----                                                          -----------    -----------    ----------
       Small Cap Growth Fund.......................................     $ 43         $ 77,070       $ 75,548
       Small Cap Value Fund........................................       44           89,748         87,977
       Mid Cap Growth Fund.........................................      134          228,787        224,270
       Mid Cap Value Fund..........................................       60          166,564        163,277
       Diversified Mid Cap Fund....................................       46           85,227         83,545
       Large Cap Growth Fund.......................................       54           96,155         94,257
       Large Cap Value Fund........................................       30           51,313         50,300
       Equity Income Fund..........................................       11           26,145         25,629
       Diversified Equity Fund.....................................       36           84,841         83,166
       Balanced Fund...............................................       14           47,960         47,009
       Equity Index Fund...........................................       94          190,545        186,784
       Market Expansion Index Fund.................................       10           23,883         23,411
       Technology Fund.............................................        1            1,670          1,637
       Health Sciences Fund........................................        1            1,219          1,195
       International Equity Index Fund.............................       93          115,859        110,230
       Diversified International Fund..............................       89          100,984         96,083

     * Includes securities and cash collateral.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly except for the Technology Fund, the Health Sciences Fund, the International Equity Index Fund, and the Diversified International Fund which declare and pay dividends, if any, at least annually and the Equity Income Fund, the Balanced Fund, and the Market Neutral Fund which declare and pay dividends monthly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 126

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average daily net assets on the first $1.5 billion, 0.70% of the average daily net assets on the next $500 million, 0.65% of the average daily net assets on the next $3.5 billion, and 0.60% of the average daily net assets over $5.5 billion of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, and the Diversified Equity Fund; 0.65% of the average daily net assets of the Balanced Fund; 0.30% of the average daily net assets of the Equity Index Fund; 0.35% of the average daily net assets of the Market Expansion Index Fund; 1.00% of the average daily net assets of the Technology Fund; 0.85% of the average daily net assets of the Health Sciences Fund; 1.25% of the average daily net assets of the Market Neutral Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.80% of the average daily net assets of the Diversified International Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   The Trust and One Group Dealer Services, Inc., (the "Distributor"), an affiliate of Bank One Corporation, are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B shares and Class C shares of each of the Funds. Currently, the Distributor has contractually agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the six months ended December 31, 2003, the Distributor received $4,826,404 from commissions earned on sales of Class A shares and redemption of Class B shares and Class C shares, of which, the Distributor re-allowed $662,237 to affiliated broker-dealers of the Funds.

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The Advisor, the Administrator, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to the following funds and amounts:

    FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
    ----                                                          -------     -------     -------     -------
    Small Cap Growth Fund.......................................    1.04%       1.29%       2.04%       2.04%
    Mid Cap Growth Fund.........................................     .99        1.24        1.99        1.99
    Large Cap Growth Fund.......................................     .99        1.24        1.99        1.99
    Equity Income Fund..........................................     .99        1.24        1.99        1.99
    Balanced Fund...............................................     .89        1.14        1.89        1.89
    Equity Index Fund...........................................     .35         .60        1.35        1.35
    Market Expansion Index Fund.................................     .57         .82        1.57        1.57
    Technology Fund.............................................    1.30        1.55        2.30        2.30
    Health Sciences Fund........................................    1.35        1.60        2.35        2.35
    Market Neutral Fund.........................................    1.50        1.75        2.50        2.50
    Diversified International Fund..............................    1.10        1.35        2.10        2.10

   When the Funds invest in other One Group Money Market Funds, the Advisor and the Administrator will waive a portion of its fees. These waivers effectively reduce the advisory and administrative fees paid by the Funds, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corporation entered into an agreement which provides for the merger of Bank One Corporation into J.P. Morgan Chase & Co. This merger is expected to be completed in mid-2004. The Advisor, Administrator and the Distributor are subsidiaries of Bank One Corporation.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the six months ended December 31, 2003, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------     -----
    Small Cap Growth Fund.......................................  $196,765     $179,991
    Small Cap Value Fund........................................   201,071      171,727
    Mid Cap Growth Fund.........................................   759,897      753,704
    Mid Cap Value Fund..........................................   176,236      142,804
    Diversified Mid Cap Fund....................................   416,890      410,127
    Large Cap Growth Fund.......................................   391,856      408,516
    Large Cap Value Fund........................................   246,561      187,027
    Equity Income Fund..........................................    40,407       75,404
    Diversified Equity Fund.....................................   251,672      254,744
    Balanced Fund...............................................    63,161       69,110
    Equity Index Fund...........................................    41,893      126,379
    Market Expansion Index Fund.................................    81,667       36,715
    Technology Fund.............................................     3,829        3,039
    Health Sciences Fund........................................     7,548        4,891

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 128

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------     -----
    Market Neutral Fund.........................................  $706,066     $450,688
    International Equity Index Fund.............................    15,816       17,925
    Diversified International Fund..............................   333,191      322,757

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 23, 2004. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no outstanding loans for the Funds.

7. OTHER FEDERAL TAX INFORMATION (UNAUDITED):

   For the six months ended December 31, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

8. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC and other related parties (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with respect to certain mutual funds, including certain Funds of the Trust. In addition, as part of its inquiry of mutual fund practices, the SEC is conducting an examination of the Trust and an investigation of Banc One Investment Advisors Corporation ("BOIA"), advisor to the Trust. Bank One Corporation ("Bank One"), BOIA and its affiliates have assured the Trust and its Board of Trustees that they are cooperating fully with the NYAG, the SEC and other regulators in connection with inquiries into mutual fund practices.

   Immediately following the filing of the Canary Complaint, Bank One and the Trust's Board of Trustees launched an internal review in response to these and other allegations. Additionally, the Board of Trustees established a Special Review Committee to assist them in overseeing the review, as well as regulatory inquires and litigation relating to the issues raised in the Canary Complaint.

   As of December 31, 2003, a number of civil lawsuits, including purported class actions and purported shareholder derivative suits, have been filed against Bank One, BOIA, the Trust, its Trustees, certain Funds of the Trust, and certain related parties. The lawsuits allege various violations of state and federal laws including, but not limited to, breach of fiduciary duties, making false and misleading statements in prospectuses, and fraud. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these parties in the future.

   Bank One has agreed to reimburse the Trust for certain costs associated with these matters. In addition, Bank One has publicly announced its intent to make appropriate restitution if it determines that any shareholders of the Funds were damaged by the misconduct on the part of Bank One Corporation, its affiliates or their personnel.

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
Birthdate                                                                                      Other Directorships
Time Served with the Trust           Principal Occupation During the Past Five Years             Held by Trustee
----------------------------    ----------------------------------------------------------    ---------------------
Peter C. Marshall               From March 2002 to present, self-employed as a business               None
12/10/42                        consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present               President, W.D. Hoard, Inc. (corporate parent of DCI
                                Marketing, Inc.); November 1993 to March 2000, President
                                DCI Marketing, Inc.


Frederick W. Ruebeck            Since April 2000, Advisor, Jerome P. Green & Associates,              None
10/8/39                         LLC (a broker-dealer); January 2000 to April 2000,
5/16/94 - present               self-employed as a consultant; June 1988 to December 1999,
                                Director of Investments, Eli Lilly and Company.


Robert A. Oden, Jr.             From July 2002 to present, President, Carleton College;               None
9/11/46                         1995 to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                    Since 1975, President, Gardner, Inc. (wholesale                     Director,
11/15/47                        distributor to outdoor power equipment industry).             Cardinal Health, Inc.
5/21/98 - present


Marilyn McCoy                   Since 1985,Vice President of Administration and Planning,             None
3/18/48                         Northwestern University.
4/28/99 - present


Julius L. Pallone               Since 1994, President, J.L. Pallone Associates (insurance             None
5/26/30                         consultant).
4/28/99 - present


Donald L. Tuttle                Since 1995, Vice President, Association for Investment                None
10/6/34                         Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of December 31, 2003, there were 58 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 130

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
David J. Kundert               Since 1995, Chairman and Chief Executive Officer, Bank One
10/28/42                       Investment Management Group. Since 1992, President and Chief
President                      Executive Officer, Banc One Investment Advisors Corporation.
10/15/03 - present             Director, Banc One Investment Advisors Corporation, One
                               Group Dealer Services, Inc., and One Group Administrative
                               Services, Inc.


Nadeem Yousaf                  From August 1999 to present, Vice President, Financial
1/26/69                        Services, BISYS Fund Services, Inc. From March 1997 to June
Treasurer                      1999, Director of Canadian Operations, Investor Bank and
11/13/03 - present             Trust.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present


Scott E. Richter               From February 2003 to present, Senior Associate General
7/4/56                         Counsel, Bank One Corporation. From November 1998 to January
Secretary                      2003, Deputy General Counsel, Institutional Division,
10/15/03 - present             INVESCO. From January 1997 to October 1998, Associate
                               General Counsel, Piper Capital Management.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation. From August 1990 to January
Assistant Secretary            2000, Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc. From July 1999 to October 1999, Project
                               Manager, One Group, Banc One Investment Advisors Corp. From
                               January 1998 to July 1999, Vice President, Ohio Bankers
                               Association. From July 1990 through December 1997, Vice
                               President, Client Services, BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS. From June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Officer is indefinite. As of December 31, 2003, there were 58 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

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--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

   As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs of investing in the Funds and compare this cost with the ongoing costs of investing in other mutual funds. The examples assume that you had a $10,000 investment in the Fund at the beginning of the reporting period and continued to hold your shares at the end of the reporting period. The examples also assume that all dividends and distributions have been reinvested.

   The examples use the actual net operating expenses applicable to that class for the period July 1, 2003 through December 31, 2003, including account fees (if any). The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the period July 1, 2003 through December 31 2003, and one using a hypothetical 5% annual return (2.50% for the reporting period). The net operating expenses are charged directly to the Fund and reduce the total return of the Fund.

   Please note that the examples do not reflect any transactions costs, such as sales charges (loads), redemption fees or exchanges fees. If these transactional costs were included, your costs would have been higher.

                                                                                         INVESTMENT
                                                                                          ADVISORY     ADMINISTRATION
                                                                         TOTAL RETURN     FEES(1)         FEES(2)
                                                                         ------------    ----------    --------------

SMALL CAP GROWTH FUND
 Class I   Actual period return........................................     21.87%          $41              9
           Hypothetical return.........................................      2.50%          $38              8
 Class A   Actual period return........................................     21.69%          $41              9
           Hypothetical return.........................................      2.50%          $38              8
 Class B   Actual period return........................................     21.23%          $41              9
           Hypothetical return.........................................      2.50%          $38              8
 Class C   Actual period return........................................     21.22%          $41              9
           Hypothetical return.........................................      2.50%          $38              8

SMALL CAP VALUE FUND
 Class I   Actual period return........................................     25.62%          $41              9
           Hypothetical return.........................................      2.50%          $37              8
 Class A   Actual period return........................................     25.41%          $41              9
           Hypothetical return.........................................      2.50%          $37              8
 Class B   Actual period return........................................     24.91%          $41              9
           Hypothetical return.........................................      2.50%          $37              8
 Class C   Actual period return........................................     24.96%          $41              9
           Hypothetical return.........................................      2.50%          $37              8

MID CAP GROWTH FUND
 Class I   Actual period return........................................     14.15%          $38              8
           Hypothetical return.........................................      2.50%          $36              8
 Class A   Actual period return........................................     14.05%          $38              8
           Hypothetical return.........................................      2.50%          $36              8
 Class B   Actual period return........................................     13.57%          $38              8
           Hypothetical return.........................................      2.50%          $36              8
 Class C   Actual period return........................................     13.60%          $38              8
           Hypothetical return.........................................      2.50%          $36              8


           DISTRIBUTION       OTHER       TOTAL NET
             FEES(3)       EXPENSES(4)    EXPENSES
           ------------    -----------    ---------
SMALL CAP
 Class I        --              5           $ 55
                --              5           $ 51
 Class A        14              5           $ 69
                13              5           $ 64
 Class B        56              5           $111
                51              5           $102
 Class C        55              5           $110
                51              5           $102
SMALL CAP
 Class I        --              7           $ 57
                --              6           $ 51
 Class A        14              7           $ 71
                13              6           $ 64
 Class B        56              7           $113
                51              6           $102
 Class C        56              7           $113
                51              6           $102
MID CAP G
 Class I        --              7           $ 53
                --              6           $ 50
 Class A        13              7           $ 66
                13              6           $ 63
 Class B        54              6           $106
                51              6           $101
 Class C        54              6           $106
                51              6           $101

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 132

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES, CONTINUED
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

                                                                                         INVESTMENT
                                                                                          ADVISORY     ADMINISTRATION
                                                                         TOTAL RETURN     FEES(1)         FEES(2)
                                                                         ------------    ----------    --------------
MID CAP VALUE FUND
 Class I   Actual period return........................................     21.57%          $40              9
           Hypothetical return.........................................      2.50%          $37              8
 Class A   Actual period return........................................     21.40%          $40              9
           Hypothetical return.........................................      2.50%          $37              8
 Class B   Actual period return........................................     20.98%          $40              9
           Hypothetical return.........................................      2.50%          $37              8
 Class C   Actual period return........................................     20.98%          $40              9
           Hypothetical return.........................................      2.50%          $37              8

DIVERSIFIED MID CAP FUND
 Class I   Actual period return........................................     16.97%          $40              9
           Hypothetical return.........................................      2.50%          $37              8
 Class A   Actual period return........................................     16.87%          $40              9
           Hypothetical return.........................................      2.50%          $37              8
 Class B   Actual period return........................................     16.44%          $40              9
           Hypothetical return.........................................      2.50%          $37              8
 Class C   Actual period return........................................     16.36%          $40              9
           Hypothetical return.........................................      2.50%          $37              8

LARGE CAP GROWTH FUND
 Class I   Actual period return........................................     12.31%          $35              8
           Hypothetical return.........................................      2.50%          $34              8
 Class A   Actual period return........................................     12.22%          $35              8
           Hypothetical return.........................................      2.50%          $34              8
 Class B   Actual period return........................................     11.79%          $35              8
           Hypothetical return.........................................      2.50%          $34              8
 Class C   Actual period return........................................     11.82%          $35              8
           Hypothetical return.........................................      2.50%          $34              8

LARGE CAP VALUE FUND
 Class I   Actual period return........................................     16.46%          $40              8
           Hypothetical return.........................................      2.50%          $37              8
 Class A   Actual period return........................................     16.27%          $39              8
           Hypothetical return.........................................      2.50%          $37              8
 Class B   Actual period return........................................     15.88%          $39              8
           Hypothetical return.........................................      2.50%          $37              8
 Class C   Actual period return........................................     15.82%          $39              8
           Hypothetical return.........................................      2.50%          $37              8

EQUITY INCOME FUND
 Class I   Actual period return........................................     12.31%          $38              9
           Hypothetical return.........................................      2.50%          $36              8
 Class A   Actual period return........................................     12.22%          $38              9
           Hypothetical return.........................................      2.50%          $36              8
 Class B   Actual period return........................................     11.82%          $38              9
           Hypothetical return.........................................      2.50%          $36              8
 Class C   Actual period return........................................     11.78%          $38              9
           Hypothetical return.........................................      2.50%          $36              8


           DISTRIBUTION       OTHER       TOTAL NET
             FEES(3)       EXPENSES(4)    EXPENSES
           ------------    -----------    ---------
MID CAP V
 Class I        --              5           $ 54
                --              4           $ 49
 Class A        14              5           $ 68
                13              4           $ 62
 Class B        55              5           $109
                51              4           $100
 Class C        55              5           $109
                51              4           $100
DIVERSIFI
 Class I        --              4           $ 53
                --              4           $ 49
 Class A        14              4           $ 67
                13              4           $ 62
 Class B        54              4           $107
                51              4           $100
 Class C        54              4           $107
                51              4           $100
LARGE CAP
 Class I        --              9           $ 52
                --              9           $ 51
 Class A        13              9           $ 65
                13              9           $ 64
 Class B        53              9           $105
                51              9           $102
 Class C        53              9           $105
                51              9           $102
LARGE CAP
 Class I        --              3           $ 51
                --              3           $ 48
 Class A        14              3           $ 64
                13              3           $ 61
 Class B        54              3           $104
                51              3           $ 99
 Class C        54              3           $104
                51              3           $ 99
EQUITY IN
 Class I        --              6           $ 53
                --              6           $ 50
 Class A        13              6           $ 66
                13              6           $ 63
 Class B        53              6           $106
                51              6           $101
 Class C        53              6           $106
                51              6           $101

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES, CONTINUED
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

                                                                                         INVESTMENT
                                                                                          ADVISORY     ADMINISTRATION
                                                                         TOTAL RETURN     FEES(1)         FEES(2)
                                                                         ------------    ----------    --------------
DIVERSIFIED EQUITY FUND
 Class I   Actual period return........................................     13.12%          $39              8
           Hypothetical return.........................................      2.50%          $37              8
 Class A   Actual period return........................................     13.03%          $39              8
           Hypothetical return.........................................      2.50%          $37              8
 Class B   Actual period return........................................     12.56%          $39              8
           Hypothetical return.........................................      2.50%          $37              8
 Class C   Actual period return........................................     12.58%          $39              8
           Hypothetical return.........................................      2.50%          $37              8

BALANCED FUND
 Class I   Actual period return........................................      8.07%          $27              8
           Hypothetical return.........................................      2.50%          $26              8
 Class A   Actual period return........................................      7.85%          $27              8
           Hypothetical return.........................................      2.50%          $26              8
 Class B   Actual period return........................................      7.40%          $27              8
           Hypothetical return.........................................      2.50%          $26              8
 Class C   Actual period return........................................      7.43%          $27              8
           Hypothetical return.........................................      2.50%          $26              8

EQUITY INDEX FUND
 Class I   Actual period return........................................     14.94%          $ 6              8
           Hypothetical return.........................................      2.50%          $ 5              7
 Class A   Actual period return........................................     14.80%          $ 6              8
           Hypothetical return.........................................      2.50%          $ 5              7
 Class B   Actual period return........................................     14.34%          $ 6              8
           Hypothetical return.........................................      2.50%          $ 5              7
 Class C   Actual period return........................................     14.38%          $ 6              8
           Hypothetical return.........................................      2.50%          $ 5              7

MARKET EXPANSION INDEX FUND
 Class I   Actual period return........................................     20.80%          $ 9              9
           Hypothetical return.........................................      2.50%          $ 8              8
 Class A   Actual period return........................................     20.69%          $ 9              9
           Hypothetical return.........................................      2.50%          $ 8              8
 Class B   Actual period return........................................     20.31%          $ 9              9
           Hypothetical return.........................................      2.50%          $ 8              8
 Class C   Actual period return........................................     20.17%          $ 9              9
           Hypothetical return.........................................      2.50%          $ 8              8

TECHNOLOGY FUND
 Class I   Actual period return........................................     22.19%          $ 3              7
           Hypothetical return.........................................      2.50%          $ 3              7
 Class A   Actual period return........................................     21.77%          $ 3              7
           Hypothetical return.........................................      2.50%          $ 3              7
 Class B   Actual period return........................................     21.43%          $ 3              7
           Hypothetical return.........................................      2.50%          $ 3              7
 Class C   Actual period return........................................     21.43%          $ 3              7
           Hypothetical return.........................................      2.50%          $ 3              7


           DISTRIBUTION       OTHER       TOTAL NET
             FEES(3)       EXPENSES(4)    EXPENSES
           ------------    -----------    ---------
DIVERSIFI
 Class I        --              4           $ 51
                --              4           $ 49
 Class A        13              4           $ 64
                13              4           $ 62
 Class B        53              4           $104
                51              4           $100
 Class C        53              4           $104
                51              4           $100
BALANCED
 Class I        --             11           $ 46
                --             11           $ 45
 Class A        13             11           $ 59
                13             11           $ 58
 Class B        52             11           $ 98
                51             11           $ 96
 Class C        52             11           $ 98
                51             11           $ 96
EQUITY IN
 Class I        --              6           $ 20
                --              5           $ 17
 Class A        13              6           $ 33
                13              5           $ 30
 Class B        54              6           $ 74
                51              5           $ 68
 Class C        54              6           $ 74
                51              5           $ 68
MARKET EX
 Class I        --             12           $ 30
                --             11           $ 27
 Class A        14             12           $ 44
                13             11           $ 40
 Class B        55             12           $ 85
                51             11           $ 78
 Class C        55             12           $ 85
                51             11           $ 78
TECHNOLOG
 Class I        --             61           $ 71
                --             56           $ 66
 Class A        14             61           $ 85
                13             56           $ 79
 Class B        56             61           $127
                51             56           $117
 Class C        56             61           $127
                51             56           $117

Continued
ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

 134

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES, CONTINUED
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

                                                                                         INVESTMENT
                                                                                          ADVISORY     ADMINISTRATION
                                                                         TOTAL RETURN     FEES(1)         FEES(2)
                                                                         ------------    ----------    --------------
HEALTH SCIENCES FUND
 Class I   Actual period return........................................      3.32%          $ 4              7
           Hypothetical return.........................................      2.50%          $ 4              7
 Class A   Actual period return........................................      3.24%          $ 4              7
           Hypothetical return.........................................      2.50%          $ 4              7
 Class B   Actual period return........................................      2.99%          $ 4              7
           Hypothetical return.........................................      2.50%          $ 4              7
 Class C   Actual period return........................................      2.89%          $ 4              7
           Hypothetical return.........................................      2.50%          $ 4              7

MARKET NEUTRAL FUND
 Class I   Actual period return........................................      2.74%          $42              8
           Hypothetical return.........................................      2.50%          $42              8
 Class A   Actual period return........................................      2.57%          $42              8
           Hypothetical return.........................................      2.50%          $42              8
 Class B   Actual period return........................................      2.24%          $42              8
           Hypothetical return.........................................      2.50%          $42              8
 Class C   Actual period return........................................      2.24%          $42              8
           Hypothetical return.........................................      2.50%          $42              8

INTERNATIONAL EQUITY INDEX FUND
 Class I   Actual period return........................................     28.41%          $31              9
           Hypothetical return.........................................      2.50%          $27              8
 Class A   Actual period return........................................     28.27%          $31              9
           Hypothetical return.........................................      2.50%          $27              8
 Class B   Actual period return........................................     27.77%          $31              9
           Hypothetical return.........................................      2.50%          $27              8
 Class C   Actual period return........................................     27.80%          $31              9
           Hypothetical return.........................................      2.50%          $27              8

DIVERSIFIED INTERNATIONAL FUND
 Class I   Actual period return........................................     25.95%          $45              9
           Hypothetical return.........................................      2.50%          $40              8
 Class A   Actual period return........................................     25.84%          $45              9
           Hypothetical return.........................................      2.50%          $40              8
 Class B   Actual period return........................................     25.24%          $45              9
           Hypothetical return.........................................      2.50%          $40              8
 Class C   Actual period return........................................     25.80%          $45              9
           Hypothetical return.........................................      2.50%          $40              8


           DISTRIBUTION       OTHER       TOTAL NET
             FEES(3)       EXPENSES(4)    EXPENSES
           ------------    -----------    ---------
HEALTH SC
 Class I        --             57           $ 68
                --             57           $ 68
 Class A        13             57           $ 81
                13             57           $ 81
 Class B        51             57           $119
                51             57           $119
 Class C        51             57           $119
                51             57           $119
MARKET NE
 Class I        --             13           $ 63
                --             13           $ 63
 Class A        13             13           $ 76
                13             13           $ 76
 Class B        51             13           $114
                51             13           $114
 Class C        51             13           $114
                51             13           $114
INTERNATI
 Class I        --              6           $ 46
                --              6           $ 41
 Class A        14              6           $ 60
                13              6           $ 54
 Class B        57              6           $103
                51              6           $ 92
 Class C        57              6           $103
                51              6           $ 92
DIVERSIFI
 Class I        --              6           $ 60
                --              6           $ 54
 Class A        14              6           $ 74
                13              6           $ 67
 Class B        56              6           $116
                51              6           $107
 Class C        56              6           $116
                51              6           $107

------------
(1) Investment Advisory Fees are paid to Banc One Investment Advisors Corporation, an indirect wholly-owned subsidiary of Bank One Corporation, for investment advisory services. See Notes to Financial Statements for details.
(2) Administration Fees are paid to One Group Administrative Services, Inc., an affiliate of Bank One Corporation, for various administrative services, including among other things fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.
(3) Distribution Fees are paid to One Group Dealer Services, Inc. (the "Distributor"), an affiliate of Bank One Corporation; subject to distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor then pays these fees to various financial intermediaries for sales of Fund shares and/or providing services to you, the shareholder. Some distribution fees are retained by the Distributor for other distribution activities relating to the Funds. See Notes to Financial Statements for details.
(4) Other Expenses are paid to various service providers that are generally not affiliated with Bank One Corporation. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

                     [This page intentionally left blank.]

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

                     [This page intentionally left blank.]

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2003

  SEMI-ANNUAL REPORT

                                               [ONE GROUP MUTUAL FUNDS LOGO]















     One Group Mutual Funds are
     distributed by One Group Dealer
     Services, Inc., which is an
     affiliate of Bank One Corporation.
     Affiliates of Bank One Corporation
     receive fees for providing various
     services to the funds.

     Call One Group Dealer Services at
     1-800-480-4111 for a prospectus
     containing complete information
     about charges and expenses. Read
     carefully before investing. Past
     performance is no guarantee of
     future results.

     A description of the policies and
     procedures that the Funds use to
     determine how to vote proxies
     relating to portfolio securities is
     available (i) without charge, upon
     request, by calling 1-800-480-4111;
     (ii) on the Funds' website at
     http://www.onegroup.com; and (iii)
     on the Commission's website at
     http://www.sec.gov.





     TOG-F-041 (2/04)

TAX-EXEMPT INCOME INVESTING

                                                   [ONE GROUP MUTUAL FUNDS LOGO]

One Group

  SEMI-ANNUAL REPORT

  Six Months Ended December 31,2003

     {LOGO]  Municipal Bond Funds

             Short-Term Municipal Bond Fund
             Intermediate Tax-Free Bond Fund
             Tax-Free Bond Fund
             Municipal Income Fund
             Arizona Municipal Bond Fund
             Kentucky Municipal Bond Fund
             Louisiana Municipal Bond Fund
             Michigan Municipal Bond Fund
             Ohio Municipal Bond Fund
             West Virginia Municipal Bond Fund

NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE

This material must be preceded or accompanied by a current prospectus.

ONE GROUP MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................   76

Statements of Operations ...................................   78

Statements of Changes in Net Assets ........................   80

Schedules of Capital Stock Activity ........................   82
Financial Highlights .......................................   86

Notes to Financial Statements ..............................  100

Trustees ...................................................  105

Officers ...................................................  106

Schedule of Shareholder Expenses ...........................  107


ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 2

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS (88.3%):
Alabama (0.3%):
 $ 1,510    Birmingham Airport Authority,
              Airport Revenue, Series B, AMT,
              5.00%, 7/1/09, FSA..............  $  1,666
                                                --------
Alaska (1.4%):
   1,220    North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/07, MBIA............     1,121
   5,500    North Slope Boro, Capital
              Appreciation, GO, Series A,
              0.00%, 6/30/09, MBIA............     4,629
   2,000    State Housing Finance Corp.,
              Mortgage Revenue, 5.75%,
              12/1/09, Callable 6/1/06
              @ 102...........................     2,045
                                                --------
                                                   7,795
                                                --------
Arizona (4.4%):
     820    Gila County IDA, Revenue, Cobre
              Valley Community Hospital,
              5.38%, 12/1/07..................       902
   1,765    Maricopa County, IDA, Correctional
              Facilities Revenue, Phoenix West
              Prison, 3.50%, 7/1/08, ACA......     1,813
   5,000    Maricopa County, IDA, Multi-Family
              Housing Revenue, Coral Point
              Apartments Project, Series A,
              4.95%, 3/1/28, Callable 3/1/06
              @ 101...........................     5,216
   1,605    Navajo County Community College
              District, GO, Northland Pioneer
              College, 3.50%, 7/1/09, AMBAC...     1,673
   7,550    Phoenix IDA, Multi-Family Housing
              Revenue, California Sunrise
              Villas Apartments Project, AMT,
              1.45%, 7/1/36, Mandatory Put
              5/4/04 @ 100, LOC: Grand Central
              Funding.........................     7,548
   2,000    Tempe Unified High School District
              #213, 5.00%, 7/1/06.............     2,161
   1,000    Tempe Unified High School District
              #213, 5.00%, 7/1/07.............     1,099
   2,775    Tucson & Pima County, IDA, 7.45%,
              7/1/33, Callable 1/1/10 @ 101...     2,834
   1,000    Tucson, GO, 6.40%, 7/1/08, FGIC...     1,170
                                                --------
                                                  24,416
                                                --------
Arkansas (1.3%):
   2,090    Little Rock, Waste Disposal
              Revenue, 4.00%, 5/1/06..........     2,200
   1,005    Northwest Regional Airport
              Authority, Airport Revenue, AMT,
              4.00%, 2/1/09, ACA..............     1,041

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $ 1,090    Northwest Regional Airport
              Authority, Airport Revenue, AMT,
              4.00%, 2/1/07, ACA..............  $  1,137
   3,000    State Development Finance
              Authority, Single Family
              Mortgage Revenue, Mortgage
              Backed Securities Program,
              Series B, AMT, 3.50%, 1/1/34,
              Callable 1/1/13 @ 100...........     3,032
                                                --------
                                                   7,410
                                                --------
California (3.0%):
   1,000    ABAG Finance Authority For
              Nonprofit Corps., Certificates
              of Participation, Stanford
              University Hospital, 5.13%,
              11/1/05, Callable 2/9/04 @ 102,
              MBIA............................     1,042
   3,360    Housing Finance Agency, Revenue,
              0.00%, 8/1/27, Callable 8/1/09
              @ 37.329........................       928
   5,400    Orange County Housing Finance
              Authority, Homeowner Revenue,
              Series B, AMT, 5.65%, 9/1/34,
              Callable 9/1/13 @ 100, GNMA/
              FNMA............................     5,901
   2,000    Sacramento County Sanitation
              District, Finance Authority
              Revenue, Series A, 5.88%,
              12/1/27, Callable 12/1/05
              @ 101...........................     2,158
   1,100    State Veterans Bonds Series, GO,
              4.55%, 12/1/06..................     1,168
   1,875    State, GO, 5.00%, 3/1/08..........     2,027
     500    State, GO, 6.00%, 2/1/09..........       565
   1,475    Statewide Communities Development
              Authority, Insured Health
              Facilities Revenue, L.A. Jewish
              Home, 4.25%, 11/15/08, Credit
              Support: California State
              Mortgage........................     1,545
   1,200    Statewide Communities Development
              Authority, Insured Health
              Facilities Revenue, L.A. Jewish
              Home, 5.00%, 11/15/11, Credit
              Support: California State
              Mortgage........................     1,288
                                                --------
                                                  16,622
                                                --------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado (5.7%):
 $ 1,585    Beaver Creek Metropolitan
              District, GO, Series B, 4.00%,
              12/1/05.........................  $  1,654
   2,500    Countrydale Metropolitan District,
              GO, 3.50%, 12/1/32, Mandatory
              Put 12/1/07 @ 100, LOC: Compass
              Bank............................     2,548
   1,065    Delta County Memorial Hospital
              District, Revenue, 3.75%,
              9/1/07..........................     1,089
   1,125    Delta County Memorial Hospital
              District, Revenue, 4.10%,
              9/1/08..........................     1,154
   1,155    Delta County Memorial Hospital
              District, Revenue, 4.45%,
              9/1/09..........................     1,188
   1,870    Denver City & County, GO, Series
              B, 5.75%, 8/1/08................     2,143
   4,100    Department of Transportation,
              Revenue, 6.00%, 6/15/08.........     4,730
   1,320    El Paso County, Single Family
              Mortgage Revenue, 4.50%,
              11/1/24.........................     1,409
   2,000    Health Facilities Authority
              Revenue, Catholic Health
              Initiatives, 4.00%, 9/1/05......     2,070
   1,595    Highlands Ranch Metropolitan
              District #3, GO, Series B,
              5.00%, 12/1/06, ACA.............     1,714
     880    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              3.15%, 10/1/06..................       904
     905    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              3.50%, 10/1/07..................       938
   1,880    Housing Finance Authority, Single
              Family Housing, Revenue, AMT,
              6.45%, 4/1/30, Callable 4/1/09
              @ 105...........................     1,971
   1,130    Hyland Hills Metro Parks &
              Recreation, Colorado Special
              Revenue, Series A, 5.00%,
              12/15/06........................     1,171
     480    State Colleges Board, Trustees
              Auxiliary, Facilities System
              Revenue, Series A, 3.15%,
              5/15/08, MBIA...................       472
     600    State Colleges Board, Trustees
              Auxiliary, Facilities System
              Revenue, Series A, 3.45%,
              5/15/09, MBIA...................       585
     620    State Colleges Board, Trustees
              Auxiliary, Facilities System
              Revenue, Series A, 3.75%,
              5/15/10, MBIA...................       603

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,005    State Health Facilities Authority,
              Revenue, Denver Options, Inc.
              Project, 4.25%, 2/1/07, ACA.....  $  1,057
   3,500    Tower Metropolitan District, GO,
              4.00%, 12/1/30, Putable 11/30/05
              @ 100...........................     3,632
                                                --------
                                                  31,032
                                                --------
Connecticut (1.4%):
   2,535    State, GO, Series A, 3.75%,
              4/15/08.........................     2,685
   4,655    State, GO, Series C, 5.00%,
              5/1/08..........................     5,169
                                                --------
                                                   7,854
                                                --------
Delaware (1.5%):
   5,250    State Health Facilities Authority,
              Revenue, Beebe Medical Center
              Project, 2.25%, 6/1/32,
              Mandatory Put 1/1/07 @ 100, LOC:
              PNC Bank N.A....................     5,250
   3,230    State Housing Authority, Single
              Family Mortgage Revenue, Series
              B-1, AMT, 2.00%, 1/1/12.........     3,237
                                                --------
                                                   8,487
                                                --------
District of Columbia (1.4%):
   1,490    District of Columbia, GO, 5.50%,
              6/1/07..........................     1,657
   1,000    District of Columbia, GO, Series
              A, 5.38%, 6/1/10, Callable
              6/1/07 @ 102....................     1,120
   4,500    State Convention Center Authority,
              Dedicated Tax Revenue, 5.25%,
              10/1/08.........................     5,049
                                                --------
                                                   7,826
                                                --------
Florida (4.5%):
   1,185    Atlantic Beach, Health Care
              Facilities Revenue, 5.25%,
              10/1/08, ACA....................     1,295
   2,785    Capital Projects Finance Authority
              Revenue, AAAE Airports Project,
              Series I, 4.25%, 6/1/05, MBIA...     2,900
     930    Housing Finance Corp., Revenue,
              4.35%, 7/1/07...................       977
   5,500    Miami-Dade County School Board,
              Certificates of Participation,
              Series A, 5.00%, 8/1/27,
              Mandatory Put 8/1/08 @ 100......     6,070

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 4

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 3,000    Miami-Dade County, GO, Asset
              Allocation, Series A, 5.00%,
              4/1/08, AMBAC...................  $  3,332
  10,000    University Athletic Association,
              Inc., Athletic Program Revenue,
              3.50%, 10/1/31, Mandatory Put
              10/1/06 @ 100...................    10,423
                                                --------
                                                  24,997
                                                --------
Georgia (1.6%):
   1,290    Gainesville & Hall County Hospital
              Authority, Revenue, Northeast
              Health Systems, Inc. Project,
              3.75%, 5/15/06..................     1,320
   1,000    La Grange Water & Sewer, Revenue,
              3.50%, 1/1/08...................     1,047
     905    Monroe County Development
              Authority, PCR, Oglethorpe Power
              Corp., Series A, 6.70%, 1/1/09,
              MBIA............................     1,077
     500    Monroe County Development
              Authority, PCR, Oglethorpe Power
              Corp., Series A, 6.75%, 1/1/10,
              MBIA............................       605
   1,000    Municipal Electric Authority,
              Power Revenue, 6.00%, 1/1/06....     1,082
   3,000    State, GO, 6.25%, 9/1/08..........     3,510
                                                --------
                                                   8,641
                                                --------
Illinois (6.1%):
   1,100    Chicago O'Hare International
              Airport, Revenue, Series D, AMT,
              3.50%, 1/1/06...................     1,133
   3,415    Chicago O'Hare International
              Airport, Revenue, AMT, 5.50%,
              1/1/07..........................     3,733
     570    Chicago, GO, 5.00%, 1/1/07,
              AMBAC...........................       620
   1,925    Chicago, Tax Increment Revenue,
              Central Loop Redevelopment,
              Series A, 6.50%, 12/1/08........     2,227
   5,000    Cook County Community Consolidated
              School District #054, Schaumburg
              Township, GO, 4.50%, 1/1/08.....     5,417
   6,110    Development Finance Authority, Gas
              Supply Revenue, 3.05%, 2/1/33,
              Mandatory Put 2/1/08 @ 100......     6,231
   3,000    Du Page Water Commission, Water
              Revenue, 5.00%, 5/1/07..........     3,287

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 2,410    Educational Facilities Authority,
              Revenue, Illinois Institution of
              Technology, 6.60%, 12/1/09,
              Callable 12/1/04 @ 102, Ins:
              Radian Insurance................  $  2,531
     800    Glenview, Multi-Family Housing
              Revenue, Valley Lo Towers II
              Project, 5.20%, 12/1/27,
              Mandatory Put 12/1/07 @ 100,
              FNMA............................       844
   1,485    Lake County Community Construction
              School, GO, 0.00%, 12/1/06......     1,396
   3,325    State, GO, First Series, 5.00%,
              2/1/06..........................     3,554
   1,925    Will & Kendall Counties Community
              Consolidated School District
              #202, Plainfield Community
              School District, GO, Series A,
              4.00%, 1/1/08, MBIA.............     2,051
                                                --------
                                                  33,024
                                                --------
Indiana (4.4%):
   1,150    Indiana Bond Bank, Revenue, Series
              F-1, 2.50%, 2/1/08, FSA.........     1,156
   7,000    Indianapolis Airport Authority,
              Special Facilities Revenue,
              Federal Express Corp. Project,
              AMT, 7.10%, 1/15/17, Callable
              7/15/04 @ 102...................     7,314
   5,000    Lawrenceburg, PCR, Indiana
              Michigan Power Co. Project,
              Series F, 2.63%, 10/1/19,
              Mandatory Put 10/1/06 @ 100.....     5,007
   1,275    St. Joseph County, Educational
              Facilities Revenue, University
              of Notre Dame Du Lac Project,
              2.50%, 3/1/38, Mandatory Put
              12/3/07 @ 100...................     1,282
   2,500    State Development Finance
              Authority, PCR, Southern Indiana
              Gas & Electric, Series A, 4.75%,
              3/1/25, Mandatory Put 3/1/06
              @ 100...........................     2,605
   2,500    State Development Finance
              Authority, PCR, Southern Indiana
              Gas & Electric, Series C, AMT,
              5.00%, 3/1/30, Mandatory Put
              3/1/06 @ 100....................     2,605
   2,000    State Development Finance
              Authority, Solid Waste Disposal
              Revenue, Waste Management, Inc.
              Project, 3.45%, 10/1/31,
              Mandatory Put 10/1/04 @ 100.....     2,008

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $   910    Transportation Finance Authority,
              Revenue, Series A, 6.25%,
              11/1/16, Callable 11/1/04
              @ 100...........................  $    922
   1,210    Valparaiso, Multi-Schools Building
              Corp., First Mortgage Revenue,
              4.00%, 1/10/08, FGIC............     1,287
                                                --------
                                                  24,186
                                                --------
Kansas (1.0%):
   5,000    Burlington Environmental
              Improvement Revenue, Kansas City
              Power & Light, Series A, 4.75%,
              9/1/15, Mandatory Put 10/1/07
              @ 100...........................     5,317
                                                --------
Kentucky (2.7%):
   3,300    Logan/Todd Regional Water
              Commission, Revenue, 4.00%,
              2/1/07..........................     3,497
  10,000    State Property & Buildings
              Commission, Revenue, Project
              #55, 6.00%, 9/1/08..............    11,566
                                                --------
                                                  15,063
                                                --------
Louisiana (1.1%):
   1,550    Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series C, AMT,
              2.00%, 12/1/07, GNMA............     1,552
   4,000    Public Facilities Authority
              Revenue, 4.00%, 5/15/06, MBIA...     4,206
     500    State Offshore Terminal Authority,
              Deepwater Port Revenue, 4.38%,
              10/1/20, Putable 6/1/07 @ 100...       529
                                                --------
                                                   6,287
                                                --------
Maryland (0.8%):
   4,355    MMA Financial CDD Senior
              Securitization Trust, Revenue,
              Harmony Pass-Thru Certificates,
              Series A, 3.38%, 11/1/08,
              Callable 5/1/14 @ 103.25, LOC:
              Compass Bank....................     4,371
                                                --------
Massachusetts (1.0%):
   5,000    State, GO, Series C, 5.00%,
              12/1/07.........................     5,523
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan (2.8%):
 $   880    Ann Arbor Water Supply System,
              Revenue, Series Y, 5.00%,
              2/1/08, MBIA....................  $    973
   1,000    Higher Education Student Loan
              Authority, Student Loan Revenue,
              Series XVII-I, AMT, 2.95%,
              3/1/08, AMBAC...................     1,005
   1,000    Higher Education Student Loan
              Authority, Student Loan Revenue,
              Series XVII-I, AMT, 3.30%,
              3/1/09, AMBAC...................     1,009
   1,000    State Building Authority, Revenue,
              Facilities Program, Series I,
              5.00%, 10/15/06.................     1,088
   4,000    State Hospital Finance Authority,
              Revenue, 5.20%, 11/15/33,
              Mandatory Put 11/15/05 @ 100....     4,270
   2,925    State Hospital Finance Authority,
              Revenue, Ascension Health
              Credit, Series B, 5.30%,
              11/15/33, Mandatory Put 11/15/06
              @ 100...........................     3,202
   2,595    State Strategic Fund, Limited
              Obligation Revenue, Ford Motor
              Co. Project, Series A, 7.10%,
              2/1/06..........................     2,792
   1,000    Traverse City Area Public Schools,
              GO, 4.35%, 5/1/08...............     1,083
                                                --------
                                                  15,422
                                                --------
Minnesota (1.9%):
   1,170    Anoka-Hennepin Independent School
              District #11, GO, Series A,
              5.00%, 2/1/08, Credit Support:
              School District Credit
              Program.........................     1,295
   2,200    Hopkins Independent School
              District #270, GO, Series B,
              4.00%, 2/1/08, Credit Support:
              School District Credit
              Program.........................     2,350
   5,450    Minneapolis, Multi-Family Housing
              Revenue, Sumner Field, Series B,
              AMT, 3.75%, 5/20/07.............     5,472
   1,185    Southern Minnesota Municipal Power
              Agency, Power Supply System
              Revenue, Series A, 5.00%,
              1/1/10, MBIA....................     1,327
                                                --------
                                                  10,444
                                                --------
Mississippi (0.5%):
   2,600    Higher Education Assistance Corp.,
              Student Loan Revenue, Series
              B-3, AMT, 5.45%, 3/1/10, GSL....     2,806
                                                --------

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31,
2003
Continued

 6

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Missouri (1.8%):
 $ 2,500    St. Louis International, Airport
              Revenue, Series A, 5.00%,
              7/1/09, FSA.....................  $  2,774
   1,115    St. Louis, Airport Revenue, 5.00%,
              7/1/07, FSA.....................     1,217
   4,570    St. Louis, IDA, Multi-Family
              Housing Revenue, 5.20%,
              11/15/29, Putable 11/15/04
              @ 100...........................     4,581
   1,285    State Environmental Improvement &
              Energy Resource Authority,
              Revenue, Kansas City Power &
              Light, 3.90%, 1/2/12, Mandatory
              Put 9/1/04 @ 100................     1,304
                                                --------
                                                   9,876
                                                --------
Nebraska (0.4%):
   1,135    Douglas County Hospital Authority
              #002, Revenue, Nebraska Medical
              Center, 2.00%, 11/15/05, GTY:
              Clarkson Regional Health........     1,133
   1,075    Omaha Public Power District,
              Electric Revenue, Series D,
              5.10%, 2/1/08...................     1,193
                                                --------
                                                   2,326
                                                --------
Nevada (0.9%):
   4,235    Clark County, Highway Improvement
              Revenue, Motor Vehicle Fuel Tax,
              5.00%, 7/1/08, AMBAC............     4,701
                                                --------
New Hampshire (0.1%):
     550    Health & Educational Facility
              Authority, Revenue, 3.65%,
              7/1/08..........................       563
                                                --------
New Jersey (1.9%):
   2,435    South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/06..............     2,574
   2,555    South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/07..............     2,741
   2,685    South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/08..............     2,903
   1,105    State Educational Facilities
              Authority, Revenue, Fairleigh
              Dickinson University, Series D,
              5.00%, 7/1/07, ACA..............     1,200
   1,000    State, GO, Series F, 5.50%,
              8/1/08..........................     1,135
                                                --------
                                                  10,553
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York (8.1%):
 $ 1,000    New York City, Series E, GO,
              5.88%, 8/1/13, Callable 8/1/06
              @ 101.5.........................  $  1,107
   1,300    New York City, Transitional
              Finance Authority Revenue,
              5.25%, 2/1/09...................     1,462
   1,000    New York, GO, Series A, 5.00%,
              11/1/05.........................     1,059
   2,000    State Dormitory Authority Revenue,
              Mount Sinai School of Medicine,
              5.00%, 7/1/09, MBIA.............     2,233
   2,000    State Tollway Authority, Revenue,
              Highway and Bridge Fund, Series
              C, 5.25%, 4/1/07................     2,210
   5,000    State Urban Developement Corp.,
              Correctional & Youth Facilities
              Revenue, Series A, 5.00%,
              1/1/08..........................     5,510
   3,500    State Urban Development Corp.,
              Correctional & Youth Facilities
              Revenue, Series A, 5.25%,
              1/1/21, Mandatory Put 1/1/09
              @ 100...........................     3,859
   1,810    State Urban Development Corp.,
              State Facilities Revenue, 5.70%,
              4/1/09..........................     2,071
   5,000    State, GO, Series A, 6.25%,
              8/1/09..........................     5,556
   1,300    State, GO, Series B, 5.00%,
              8/1/06..........................     1,396
   7,655    State, GO, Series B, 5.00%,
              8/1/07..........................     8,318
   2,950    State, GO, Series B, 6.38%,
              8/15/09.........................     3,183
   2,000    State, GO, Series G, 6.75%,
              2/1/09, MBIA....................     2,389
   3,500    Tobacco Settlement Financing
              Corp., Revenue, Series A-1,
              5.00%, 6/1/11, Callable 6/1/06
              @ 100...........................     3,676
                                                --------
                                                  44,029
                                                --------
North Carolina (0.1%):
     550    Mecklenburg County, Multi-Family
              Housing Revenue, 3.50%, 1/1/12..       547
     150    Robeson County Industrial
              Facilities, Revenue, 6.40%,
              12/1/06.........................       169
                                                --------
                                                     716
                                                --------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Dakota (0.3%):
 $   830    State Housing Finance Agency,
              Revenue, Housing Finance
              Program, Home Mortgage Finance,
              Series B, AMT, 2.95%, 7/1/07....  $    846
     585    State Housing Finance Agency,
              Revenue, Housing Finance
              Program, Home Mortgage Finance,
              Series B, AMT, 3.30%, 7/1/08....       598
                                                --------
                                                   1,444
                                                --------
Ohio (5.3%):
   1,105    Belmont County, Health Systems
              Revenue, East Ohio Regional
              Hospital, 5.00%, 1/1/05, ACA....     1,142
   1,220    Belmont County, Health Systems
              Revenue, East Ohio Regional
              Hospital, Series A, 5.00%,
              1/1/07..........................     1,309
     110    Brown County, Mortgage Revenue,
              Apartments Project, Series A,
              3.00%, 12/20/08, GNMA...........       111
     205    Brown County, Mortgage Revenue,
              Apartments Project, Series A,
              AMT, 4.15%, 12/20/13, Callable
              6/20/13 @ 102, GNMA.............       208
   7,000    Cuyahoga County, Housing Mortgage
              Revenue, East Side Neighborhood
              Homes, AMT, 2.85%, 11/1/05......     7,082
   3,080    Franklin County, Multi-Family
              Housing Revenue, Agler Green
              Projects, AMT, 3.45%, 5/1/05....     3,168
     635    Lucas County Port Authority,
              Revenue, Series B, AMT, 5.63%,
              11/15/04........................       653
   2,495    Mahoning County Healthcare
              Facilities, Revenue, Copeland
              Oaks Project, 4.00%, 4/1/22,
              Mandatory Put 3/31/05 @ 100,
              LOC: Sky Bank...................     2,543
   3,290    Montgomery County, Multi-Family
              Housing Revenue, 1.80%,
              11/1/05.........................     3,311
   2,000    State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15..........................     2,048
     640    State Housing Development Corp.,
              Multi-Family Housing Revenue,
              3.75%, 1/1/07...................       669
   2,410    State Infrastructure Improvement,
              GO, Series C, 5.00%, 8/1/08.....     2,688

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    State Water Development Authority,
              Pollution Control Facilities
              Revenue, Water Control Loan
              Fund, 5.50%, 6/1/08.............  $  1,135
   3,250    State Water Development Authority,
              Pollution Control Facilities
              Revenue, Toledo Edison Co.,
              Series A, 2.20%, 4/1/24,
              Mandatory Put 10/1/04 @ 100.....     3,248
                                                --------
                                                  29,315
                                                --------
Oklahoma (1.8%):
   2,000    Housing Finance Agency,
              Multi-Family Housing Revenue,
              Rental Series A-3, 5.50%,
              11/1/25, Callable 5/1/05 @ 100,
              FNMA............................     2,090
   1,115    State, Capital Improvement
              Authority, 5.00%, 6/1/08,
              MBIA............................     1,240
   1,145    State, Capital Improvement
              Authority, 5.00%, 6/1/09,
              MBIA............................     1,285
   5,000    Tulsa County Industrial Authority,
              Capital Improvements Revenue,
              Series B, 5.00%, 5/15/08........     5,542
                                                --------
                                                  10,157
                                                --------
Oregon (0.5%):
   3,010    Port Portland, GO, Series A,
              0.00%, 3/1/07...................     2,809
                                                --------
Pennsylvania (2.0%):
   3,000    Dauphin County General Authority,
              GO, Series D, 1.40%, 6/1/26,
              Mandatory Put 3/1/04 @ 100......     3,000
   3,935    Delaware River, Joint Toll Bridge
              Revenue, 5.00%, 7/1/06, LOC:
              Community Bridge................     4,242
   2,350    Philadelphia Airport Revenue,
              Series A, 5.50%, 6/15/05,
              AMBAC...........................     2,482
   1,405    State Higher Educational
              Facilities Authority, Revenue,
              Mercyhurst College, Series E1,
              2.00%, 11/1/19, Mandatory Put
              11/1/06 @ 100, LOC: PNC Bank
              N.A.............................     1,407
                                                --------
                                                  11,131
                                                --------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 8

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico (2.5%):
 $ 7,955    Commonwealth Public Improvement,
              GO, Series C, 5.00%, 7/1/18,
              Mandatory Put 7/1/08 @ 100, LOC:
              Radian Insurance................  $  8,774
   1,000    Commonwealth Public Improvement,
              GO, Series C, 5.00%, 7/1/28,
              Mandatory Put 7/1/08 @ 100,
              MBIA............................     1,105
   1,000    Public Buildings Authority,
              Revenue, 5.00%, 7/1/07..........     1,093
   1,500    Puerto Rico Commonwealth, Public
              Improvement, GO, Series A,
              5.00%, 7/1/08...................     1,654
   1,000    Puerto Rico Commonwealth, Public
              Improvement, GO, Series C,
              5.00%, 7/1/18, Mandatory Put
              7/1/08 @ 100....................     1,085
                                                --------
                                                  13,711
                                                --------
South Carolina (1.3%):
   2,445    Anderson Water & Sewer System
              Revenue, 4.00%, 7/1/08, MBIA....     2,617
   1,000    Dorchester County School District
              #002, GO, Series C, 5.00%,
              2/1/09, FSA.....................     1,117
   3,080    Greenville Hospital Systems,
              Hospital Facilities Revenue,
              Series A, 5.10%, 5/1/05.........     3,221
                                                --------
                                                   6,955
                                                --------
South Dakota (1.1%):
   5,500    State Health Facilities Authority,
              Revenue, 4.85%, 11/1/19,
              Mandatory Put 11/1/06 @ 100.....     5,789
                                                --------
Tennessee (0.8%):
   2,300    Carter County Industrial
              Development Board, Revenue,
              Inland Container Corp. Project,
              4.15%, 10/1/07..................     2,335
     820    Dyer County, Industrial
              Development Board, IDR,
              Association Project -- Kroger
              Co., 6.00%, 2/1/07, Callable
              2/1/04 @ 102....................       818
   1,000    Energy Aquisition Corp., Gas
              Revenue, Series B, 5.00%,
              9/1/07..........................     1,102
                                                --------
                                                   4,255
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas (5.5%):
 $ 3,000    Brazos River Authority, PCR,
              Utilities Electric Co., Series
              B, AMT, 5.05%, 6/1/30, Mandatory
              Put 6/19/06 @ 100...............  $  3,137
   4,600    Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental Facilities,
              Dow Chemical Co., Series B-2,
              4.75%, 5/15/33, Mandatory Put
              5/15/07 @ 100...................     4,882
   2,500    Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental Facilities,
              Dow Chemical Co., Series A-3,
              4.95%, 5/15/33, Mandatory Put
              5/15/07 @ 100...................     2,642
   1,530    El Paso Water & Sewer Revenue,
              5.00%, 3/1/07, AMBAC............     1,671
   1,750    Gulf Coast Waste Disposal
              Authority, Revenue, Waste
              Management, Series A, 2.85%,
              5/1/28, Mandatory Put 5/1/04
              @ 100...........................     1,754
   2,000    Houston Airport Systems Revenue,
              4.00%, 7/1/07, FGIC.............     2,107
   3,000    Matagorda County Navaho District
              #1, PCR, Central Power, Series
              A, 2.15%, 5/1/30, Mandatory Put
              11/1/04 @ 100...................     2,999
   5,585    Plano Independent School District,
              GO, 4.00%, 2/15/09, PSFG........     5,965
   1,555    Southeast Housing Finance Corp.,
              Residential Revenue, Series A,
              0.00%, 11/1/14, Prerefunded
              5/1/05 @ 56.09, ETM.............       857
   1,000    State Public Finance Authority,
              Revenue, Unemployment
              Compensation Assessment, Series
              A, 5.00%, 6/15/08, FSA..........     1,110
   2,900    State Turnpike Authority, Revenue,
              5.00%, 6/1/08...................     3,212
                                                --------
                                                  30,336
                                                --------
Utah (0.2%):
   1,000    Municipal Power System, Revenue,
              Payson Power Project, Series A,
              5.00%, 4/1/09, FSA..............     1,115
                                                --------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Virginia (1.3%):
 $ 1,160    Fauquier County, IDA, Hospital
              Revenue, 5.00%, 10/1/05, LOC:
              Asset Guaranty..................  $  1,226
   2,000    Peninsula Ports Authority Coal,
              Terminal Revenue, Dominion
              Terminal Associates Project,
              3.30%, 10/1/33, Mandatory Put
              10/1/08 @ 100, GTY: Dominion
              Energy..........................     2,014
     650    State Housing Development
              Authority, Revenue, Rental
              Housing, Series F, AMT, 4.30%,
              5/1/06..........................       682
     650    State Housing Development
              Authority, Revenue, Rental
              Housing, Series F, AMT, 4.40%,
              5/1/07..........................       691
   1,250    State Resource Authority,
              Infrastructure Revenue, 4.00%,
              5/1/06..........................     1,314
   1,300    State Resource Authority,
              Infrastructure Revenue, 4.00%,
              5/1/07..........................     1,378
                                                --------
                                                   7,305
                                                --------
Washington (2.4%):
   2,535    Redmond, GO, 5.75%, 12/1/05,
              Callable 12/1/04 @ 100..........     2,681
   1,475    State Public Power Supply System,
              Nuclear Project #2, Revenue,
              Series A, 0.00%, 7/1/07, ETM....     1,362
   2,000    State Public Power, Supply System
              Revenue, Nuclear Project #2,
              Series A, 6.10%, 7/1/06.........     2,210
   4,195    State Public Power, Supply System
              Revenue, Nuclear Project #2,
              Series A, 0.00%, 7/1/07, MBIA,
              ETM.............................     3,875
   3,550    State Public Power, Supply System
              Revenue, Nuclear Project #2,
              Series A, 0.00%, 7/1/07.........     3,246
                                                --------
                                                  13,374
                                                --------
Wisconsin (0.4%):
   2,000    State, GO, Series A, 5.00%,
              5/1/07..........................     2,191
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Wyoming (0.8%):
 $ 1,205    Albany County, Certificates of
              Participation, 4.00%, 1/15/06...  $  1,262
   1,540    Teton County Hospital District,
              Hospital Revenue, St. Johns
              Medical Center, 5.00%,
              12/1/05.........................     1,560
   1,620    Teton County Hospital District,
              Hospital Revenue, St. Johns
              Medical Center, 5.25%,
              12/1/06.........................     1,666
                                                --------
                                                   4,488
                                                --------
  Total Municipal Bonds                          486,328
                                                --------
WEEKLY DEMAND NOTES (5.2%):
Illinois (2.6%):
   8,500    Development Finance Authority,
              PCR, Power Co. Project, 1.85%,
              3/1/17, AMBAC*..................     8,500
   5,850    Development Finance Authority,
              PCR, Power Co. Project, Series
              B, 1.75%, 4/1/32, MBIA*.........     5,850
                                                --------
                                                  14,350
                                                --------
Michigan (1.1%):
   5,290    State Building Authority, Revenue,
              Series II, 9.62%, 10/15/05,
              IF*.............................     6,061
                                                --------
Missouri (1.5%):
   8,275    State Environmental Improvement &
              Energy Resource Authority,
              Environmental Improvement
              Revenue, Amerenue Project,
              Series C, 1.80%, 3/1/35 *.......     8,275
                                                --------
  Total Weekly Demand Notes                       28,686
                                                --------
MONTHLY DEMAND NOTES (6.7%):
California (1.0%):
   1,850    Statewide Communities Development
              Authority, Revenue, Kaiser
              Permanente, Series C, 3.85%,
              8/1/31, Putable 8/1/06 @100*....     1,914
   3,500    Statewide Communities Development
              Authority, Revenue, Kaiser
              Permanente, Series C, 3.70%,
              11/1/29, Putable 6/1/05
              @ 100*..........................     3,577
                                                --------
                                                   5,491
                                                --------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 10

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MONTHLY DEMAND NOTES, CONTINUED:
Illinois (4.6%):
 $25,400    Development Finance Authority,
              PCR, Revenue, Power Company
              Project, Series C, 1.55%,
              4/1/32, MBIA*...................  $ 25,400
                                                --------
Massachusetts (1.1%):
   5,700    Quincy, Revenue, Longs-Quincy
              Hospital Project, 9.22%,
              1/15/11, FSA, IF*...............     5,963
                                                --------
  Total Monthly Demand Notes                      36,854
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
INVESTMENT COMPANIES (0.6%):
     300    Blackrock Municipal Target Term
              Trust...........................  $  3,291
                                                --------
  Total Investment Companies                       3,291
                                                --------
Total (Cost $547,291) (a)                       $555,159
                                                ========

------------
Percentages indicated are based on net assets of $550,499.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $8,200
                   Unrealized depreciation......................    (332)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $7,868
                                                                  ======

Aggregate cost for federal income tax purposes is substantially the same.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS (97.2%):
Alabama (0.9%):
 $ 1,000    21st Century Authority, Tobacco
              Settlement Revenue, 5.00%,
              12/1/07.........................  $  1,044
   4,300    University of Alabama, University
              Revenue, 5.50%, 10/1/12,
              Callable 10/1/09 @ 100, FGIC....     4,880
                                                --------
                                                   5,924
                                                --------
Alaska (2.4%):
   7,000    North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/07, MBIA............     6,430
   1,000    North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/09, MBIA............       844
   1,520    North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/11, MBIA............     1,154
   1,000    North Slope Boro, GO, Series A,
              0.00%, 6/30/05, MBIA............       978
   2,890    State, IDA, Revenue, Series A,
              AMT, 5.70%, 4/1/11, Callable
              4/1/07 @ 102....................     3,211
   1,480    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.10%,
              7/1/10, Callable 7/1/09 @ 100,
              AMBAC...........................     1,602
   1,560    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.20%,
              7/1/11, Callable 7/1/09 @ 100,
              AMBAC...........................     1,676
                                                --------
                                                  15,895
                                                --------
Arizona (2.7%):
   1,340    Gila County, IDA, Hospital
              Revenue, Cobre Valley Community
              Hospital, 5.75%, 12/1/12,
              Callable 12/1/10 @ 101, ACA.....     1,491
   2,960    Maricopa County, Stadium District
              Revenue, 5.00%, 6/1/08, AMBAC...     3,284
   3,005    Maricopa County, Stadium District
              Revenue, 5.00%, 6/1/09, AMBAC...     3,361
   3,520    Mesa Utilities System, Revenue,
              5.25%, 7/1/13, FGIC.............     4,034
   1,075    Phoenix, IDA, Government Office
              Lease Revenue, 5.00%, 9/15/12,
              Callable 9/15/10 @ 100, AMBAC...     1,181

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,900    Phoenix, IDA, Government Office
              Lease Revenue, 5.00%, 9/15/13,
              Callable 9/15/10 @ 100, AMBAC...     2,087

   1,875    Phoenix, IDA, Government Office
              Lease Revenue, 5.10%, 9/15/14,
              Callable 9/15/10 @ 100, AMBAC...  $  2,071
                                                --------
                                                  17,509
                                                --------
California (6.0%):
   1,945    ABAG Finance Authority for
              Nonprofit Corp., Multi-Family
              Housing Revenue, AMT, 6.75%,
              4/20/07, GNMA...................     2,083
   2,000    ABAG Finance Authority for
              Nonprofit Corp., Multi-Family
              Housing Revenue, AMT, 5.70%,
              11/1/26, Callable 11/1/06 @
              100.............................     2,097
   3,000    Los Angeles Unified School
              District, GO, Series F, 5.00%,
              7/1/16..........................     3,274
   3,000    State, GO, 5.00%, 2/1/09..........     3,252
   8,000    State Department of Water
              Resources, Power Supply Revenue,
              Series A, 5.38%, 5/1/17,
              Callable 5/1/12 @ 101...........     8,772
   3,720    State Public Works Board, Lease
              Revenue, Department of
              Corrections, Series C, 5.50%,
              6/1/20, Callable 12/1/13 @
              100.............................     3,901
   3,095    State Tobacco Securitization
              Corp., Tobacco Settlement
              Revenue, Series B, 5.50%,
              6/1/18, Callable 6/1/07 @ 100...     3,214
   5,000    State, GO, 5.25%, 2/1/15, Callable
              8/1/13 @ 100, FGIC..............     5,593
   3,000    State, GO, 5.25%, 2/1/18, Callable
              2/1/13 @ 100....................     3,142
   3,000    Statewide Communities Development
              Authority, Revenue, Insured
              Health Facilities, 5.00%,
              12/15/18, Callable 11/1/13 @
              100, LOC: California State
              Mortgage........................     3,062
   1,000    Statewide Communities Development
              Authority, Revenue, Insured
              Health Facilities, 5.25%,
              11/15/23, Callable 11/1/13 @
              100, LOC: California State
              Mortgage........................     1,010
                                                --------
                                                  39,400
                                                --------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 12

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado (4.5%):
 $ 1,000    Arapahoe County, School District
              #5, Cherry Creek, GO, 6.00%,
              12/15/14, Callable 12/15/09 @
              100.............................  $  1,167
   1,270    Clear Creak School District, GO,
              6.25%, 12/1/12, Callable 12/1/10
              @ 100, FSA......................     1,538
   1,060    Clear Creak School District, GO,
              6.25%, 12/1/14, Callable 12/1/10
              @ 100, FSA......................     1,283
   3,000    Denver City & County Airport
              Revenue, 5.25%, 11/15/13,
              Callable 11/15/12 @ 100, FGIC...     3,301
   1,640    Denver City & County, Airport
              Revenue, Series B, AMT, 5.75%,
              11/15/09, Callable 11/15/06 @
              102, MBIA.......................     1,824
   1,690    Douglas County School District #1,
              Series B, 5.75%, 12/15/13,
              Callable 12/15/12 @ 100, FSA....     1,983
   1,000    El Paso County, School District
              #11, Colorado Springs, GO,
              7.10%, 12/1/16, Callable 12/1/07
              @ 125...........................     1,321
   5,000    El Paso County, School District
              #11, Colorado Springs, GO,
              7.13%, 12/1/19, Callable 12/1/07
              @ 125...........................     6,598
   1,350    Health Facilities Authority,
              Revenue, 5.00%, 2/1/17, Callable
              2/1/12 @ 100, ACA...............     1,392
   2,355    Health Facilities Authority,
              Revenue, Steamboat Springs
              Health, 5.75%, 9/15/22, Callable
              9/15/08 @ 101...................     2,313
     270    Housing Finance Authority,
              Revenue, 5.38%, 8/1/12, Callable
              8/1/10 @ 102....................       275
   2,400    Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series A, 0.00%, 1/1/10, MBIA...     1,964
   1,000    Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series B, 0.00%, 1/1/11.........       775
   3,410    Water Reservoir & Power
              Development Authority,
              Wastewater Revenue, Series A,
              6.00%, 9/1/10, AMBAC............     4,036
                                                --------
                                                  29,770
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Connecticut (0.9%):
 $ 5,000    State, GO, Series A, 5.25%,
              4/15/11.........................  $  5,705
                                                --------
District of Columbia (1.1%):
   6,455    District of Columbia Water & Sewer
              Authority, Public Utility
              Revenue, 5.50%, 10/1/10,
              Callable 4/1/09 @ 160...........     7,431
                                                --------
Florida (5.5%):
   5,250    Broward County, Resource Recovery
              Revenue, 5.00%, 12/1/06.........     5,670
     790    Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 5.25%,
              10/1/07, Callable 4/1/07 @102,
              GNMA/ FNMA......................       826
     440    Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 6.20%,
              9/1/11, Callable 3/1/05 @ 102,
              GNMA............................       457
     345    Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 6.25%,
              9/1/13, Callable 3/1/05 @ 102,
              GNMA............................       357
   1,000    Dade County, Aviation Revenue,
              Series A, 6.00%, 10/1/08,
              Callable 10/1/05 @ 102, AMBAC...     1,095
   3,000    Dade County School Board,
              Certificates of Participation,
              Series B, 5.50%, 5/1/30.........     3,408
   1,500    Gulf Breeze, Miami Beach Local
              Government Revenue, Series B,
              5.13%, 12/1/20, Putable 12/1/15
              @ 100, FGIC.....................     1,677
   1,735    Gulf Breeze, Miami Beach Local
              Government Revenue, Series C,
              5.00%, 12/1/15, Callable 12/1/11
              @ 100, FGIC.....................     1,926
  12,610    Housing Finance Agency,
              Multi-Family Housing, Senior
              Certificate, Series A, 6.00%,
              3/30/04 (b).....................    12,644
   1,185    Indian River County, Hospital
              Revenue, 5.95%, 10/1/09,
              Callable 1/1/07 @ 102, FSA......     1,330
   1,285    Indian River County, Hospital
              Revenue, 6.00%, 10/1/10,
              Callable 1/1/07 @ 102, FSA......     1,444

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 4,000    Palm Beach County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Country Lake, 4.75%,
              6/1/31, Callable 6/1/09 @ 101,
              FNMA............................  $  4,259
   1,000    State Development Board, Finance
              Department, General Services
              Revenue, Environmental
              Preservation, Series 00-A,
              5.50%, 7/1/13, Callable 7/1/06 @
              101, MBIA.......................     1,095
                                                --------
                                                  36,188
                                                --------
Georgia (1.1%):
   1,000    Atlanta Airport Facilities,
              Revenue, Series A, 6.50%,
              1/1/07, AMBAC...................     1,135
   5,000    State, Series D, 5.80%, 11/1/12,
              Callable 11/1/09 @ 102..........     5,845
                                                --------
                                                   6,980
                                                --------
Hawaii (0.8%):
   1,000    Honolulu City & County, GO, Series
              A, 5.60%, 4/1/07, FSA...........     1,113
   3,335    State, GO, Series CM, 6.00%,
              12/1/10, FGIC...................     3,961
                                                --------
                                                   5,074
                                                --------
Illinois (3.7%):
   3,275    Chicago Tax Increment, 5.00%,
              11/15/07, ACA...................     3,551
   1,370    Chicago, Emergency Telephone
              Systems, GO, 5.25%, 1/1/13,
              FGIC............................     1,552
   1,000    Chicago, Emergency Telephone
              Systems, GO, 5.25%, 1/1/15,
              FGIC............................     1,129
   1,000    Chicago, Metro Water Reclamation,
              District-Greater Chicago,
              Capital Improvements, GO, 7.25%,
              12/1/12.........................     1,299
   3,000    Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/13, Callable 1/1/06 @
              102, AMBAC......................     3,268
   5,300    Chicago, Public Building
              Commission, Revenue, Series A,
              5.25%, 12/1/11, MBIA............     6,048
   1,645    Health Facilities Authority,
              Northwestern Medical, Revenue,
              6.13%, 11/15/07, Prerefunded
              11/15/04 @ 102, MBIA............     1,749

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,025    Will County, School District #204,
              GO, 5.38%, 12/1/12, Callable
              12/1/11 @ 100, FSA..............  $  1,163
   1,350    Winnebago County, School District
              #122, Harlem -- Loves Park
              Refunding, GO, 6.35%, 6/1/07,
              FGIC............................     1,536
   4,445    Winnebago County, School District
              #122, Harlem -- Loves Park
              Refunding, GO, 0.00%, 1/1/13,
              FSA.............................     3,093
                                                --------
                                                  24,388
                                                --------
Indiana (2.2%):
   1,670    Fifth Avenue Housing Development
              Corp., Mortgage Revenue, Section
              8 Assisted Project, Series A,
              5.05%, 8/1/11, Callable 2/1/04 @
              100.............................     1,671
   3,000    Indianapolis Airport Authority,
              Special Facilities Revenue,
              Federal Express Corp. Project,
              AMT, 7.10%, 1/15/17, Callable
              7/15/04 @ 102...................     3,135
   2,615    Indianapolis, EDR,
              Knob-in-the-Woods Project,
              6.38%, 12/1/24..................     2,704
   1,702    Indianapolis, Multi-Family
              Revenue, Series A, 5.35%,
              12/1/16, Callable 4/1/11 @ 100,
              GNMA............................     1,809
   1,000    State Vocational Technical
              College, Building Facilities
              Fee, Revenue, Series D, 6.50%,
              7/1/07, Callable 1/1/05 @ 102,
              AMBAC...........................     1,073
   1,500    Transportation Finance Authority,
              6.00%, 11/1/11, AMBAC...........     1,754
   2,280    Transportation Finance Authority,
              Highway Revenue, Series A,
              5.75%, 6/1/12, AMBAC............     2,680
                                                --------
                                                  14,826
                                                --------
Iowa (0.9%):
   1,000    Higher Education Loan Authority,
              Revenue, 5.75%, 10/1/13,
              Callable 10/1/12 @ 100, ACA.....     1,130
   5,000    Tobacco Settlement Authority,
              Tobacco Settlement Revenue,
              Series B, 5.50%, 6/1/11.........     4,969
                                                --------
                                                   6,099
                                                --------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 14

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kansas (1.8%):
 $ 1,375    Butler County, Public Building
              Improvement Revenue, 5.25%,
              10/1/12, Callable 10/1/10 @ 100,
              MBIA............................  $  1,531
   1,600    Butler County, Public Building
              Improvement Revenue, 5.35%,
              10/1/15, Callable 10/1/10 @ 100,
              MBIA............................     1,795
   1,175    Johnson County, School District
              #232, GO, 5.00%, 9/1/12,
              Callable 9/1/10 @ 100, FSA......     1,290
   1,330    Johnson County, School District
              #232, GO, 5.50%, 9/1/13,
              Callable 9/1/10 @ 100, FSA......     1,516
   1,495    Johnson County, School District
              #232, GO, 5.50%, 9/1/14,
              Callable 9/1/10 @ 100, FSA......     1,704
   1,675    Johnson County, School District
              #232, GO, 5.50%, 9/1/15,
              Callable 9/1/10 @ 100, FSA......     1,893
   1,865    Johnson County, School District
              #232, GO, 5.25%, 9/1/16,
              Callable 9/1/10 @ 100, FSA......     2,064
                                                --------
                                                  11,793
                                                --------
Kentucky (0.5%):
   1,020    Greater Kentucky Housing
              Assistance Corp., Multi-Family
              Housing Revenue, Series A,
              5.90%, 2/1/14, FHA..............     1,021
   1,000    Kenton County, Public Properties
              Corp., Revenue, Series A, 5.63%,
              12/1/12, Callable 12/1/06 @
              101.............................     1,063
   1,000    State Property & Buildings,
              Commission Revenues, Project
              #73, 5.50%, 11/1/14, Callable
              11/1/11 @ 100...................     1,142
                                                --------
                                                   3,226
                                                --------
Louisiana (1.1%):
     149    Housing Finance Agency, Single
              Family Mortgage Revenue, 7.80%,
              12/1/09, Callable 6/1/04 @ 105,
              GNMA............................       160
   1,000    Port New Orleans Board of Common
              Port Facilities, Revenue, AMT,
              5.50%, 4/1/08...................     1,117
   4,690    State, GO, Series 244, 8.58%,
              4/1/09, FGIC....................     5,793
                                                --------
                                                   7,070
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Maryland (0.7%):
 $ 2,950    State Community Development
              Administration Department,
              Housing and Community
              Development, Single Family
              Housing Revenue, Fifth Series,
              5.95%, 4/1/16, Callable 4/1/06 @
              102.............................  $  3,107
   1,225    State Community Development
              Administration Department,
              Housing and Community
              Development, Series B, AMT,
              5.55%, 9/1/25, Callable 9/1/09 @
              100.............................     1,273
                                                --------
                                                   4,380
                                                --------
Massachusetts (0.7%):
   4,000    State, GO, Series A, 5.38%,
              8/1/08..........................     4,498
                                                --------
Michigan (2.4%):
   3,000    Rochester Community School
              District, GO, Series I, 5.50%,
              5/1/09..........................     3,430
   5,445    Royal Oak Hospital Finance
              Authority, Hospital Revenue,
              William Beaumont Hospital,
              6.25%, 1/1/11...................     6,310
   2,500    State Building Authority, Revenue,
              Facilities Program, Series 1,
              5.50%, 10/15/12, Callable
              10/15/11 @ 100..................     2,865
   1,220    State Building Authority, Revenue,
              Facilities Program, Series 1,
              4.20%, 10/15/21, Callable
              10/15/09 @ 100..................     1,232
     986    State Housing Development
              Authority, Multi-Family Housing
              Revenue, Huntley Villas
              Apartments, Series A, AMT,
              4.80%, 8/20/12, GNMA............     1,046
   1,000    Sturgis Public School District,
              GO, 5.63%, 5/1/16...............     1,128
                                                --------
                                                  16,011
                                                --------
Minnesota (1.2%):
     730    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series C, AMT, 4.85%, 1/1/24,
              Callable 7/1/09 @ 100...........       760
   1,220    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series G, AMT, 6.25%, 7/1/26,
              Callable 1/1/06 @ 102...........     1,268

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Minnesota, continued:
 $ 5,720    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series L, AMT, 6.25%, 7/1/27,
              Callable 1/1/05 @ 102...........  $  5,900
                                                --------
                                                   7,928
                                                --------
Mississippi (0.2%):
   1,190    Higher Education Assistance Corp.,
              Student Loan Revenue, Series
              B-3, AMT, 5.30%, 9/1/08, GSL....     1,273
                                                --------
Missouri (1.0%):
   1,430    Kansas City Municipal Corp.,
              Revenue, 5.40%, 1/15/08,
              Callable 1/15/06 @ 101, AMBAC...     1,545
   3,105    St. Louis Land Clearance
              Redevelopment Authority,
              Multi-Family Housing Revenue,
              Westminster Place Apartments,
              Series A, 5.95%, 7/1/22, FNMA...     3,293
     845    State Housing Development
              Community, Multi-Family Housing
              Revenue, Series III, 4.70%,
              12/1/11.........................       905
     840    State Housing Development
              Community, Multi-Family Housing
              Revenue, Series III, 4.80%,
              12/1/12, Callable 12/1/11 @
              100.............................       897
                                                --------
                                                   6,640
                                                --------
Montana (0.1%):
     565    State Board Housing, Single Family
              Housing Revenue, Series A-2,
              AMT, 5.10%, 12/1/30, Callable
              6/1/09 @ 100....................       585
                                                --------
Nebraska (1.7%):
   3,750    American Public Energy Agency, Gas
              Supply Revenue, 4.00%, 9/1/07,
              AMBAC...........................     4,002
   6,665    Public Power, District Revenue,
              Series B, 5.25%, 1/1/14,
              Callable 1/1/08 @ 101, MBIA.....     7,392
                                                --------
                                                  11,394
                                                --------
Nevada (1.3%):
   8,200    Clark County, PCR, Nevada Power
              Co. Project, 5.30%, 10/1/11,
              Callable 1/1/04 @ 101, ACA......     8,291
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Hampshire (0.2%):
 $ 1,225    Higher Education & Health
              Facilities Authority, Revenue,
              St. Joseph Hospital, 6.25%,
              1/1/06, Callable 7/1/04 @ 102...  $  1,281
                                                --------
New Jersey (2.7%):
   5,000    Newark, GO, 5.38%, 12/15/12.......     5,756
   2,395    State Transportation Authority
              Trust Fund, Transportation Sytem
              Revenue, Series B, 6.00%,
              12/15/14, Callable 12/15/11 @
              100, MBIA.......................     2,834
   7,825    State Transportation Corp.,
              Certificates of Participation,
              Federal Transportation
              Administration Grants, Series B,
              5.50%, 9/15/11..................     8,978
                                                --------
                                                  17,568
                                                --------
New Mexico (0.4%):
   1,030    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/07, MBIA...       949
   1,040    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/08, MBIA...       923
   1,115    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/09, MBIA...       946
                                                --------
                                                   2,818
                                                --------
New York (11.9%):
   1,160    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.38%, 7/15/10........     1,181
   1,505    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.50%, 7/15/11,
              Callable 7/15/10 @ 101..........     1,535
   1,025    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.50%, 7/15/12,
              Callable 7/15/10 @ 101..........     1,043
   1,770    New York City, GO, Series A,
              5.00%, 8/1/07...................     1,923
   2,100    New York City, GO, Series D,
              5.75%, 8/1/07...................     2,335
     650    New York City, GO, Series D,
              5.25%, 8/1/08...................       718
   4,000    New York City, GO, Series D,
              6.50%, 11/1/09, MBIA............     4,803
   1,500    New York City, GO, Series E,
              5.75%, 8/1/12...................     1,715
   3,000    New York City, GO, Series G,
              5.25%, 8/1/07...................     3,285

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 16

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 5,000    New York City, GO, Series G,
              5.25%, 8/1/08...................  $  5,520
  10,000    New York City, GO, Series H,
              5.25%, 3/15/15, Callable 3/15/11
              @ 101...........................    11,078
   6,500    New York City, GO, Unlimited
              Series I, 5.75%, 3/15/07,
              Callable 3/15/06 @ 101.50,
              MBIA............................     7,123
   2,500    New York City, Municipal Water
              Finance Authority, 5.00%,
              6/15/16, Callable 6/15/12 @
              100.............................     2,703
   5,550    New York City, Transitional
              Financial Authority, 5.25%,
              8/1/15..........................     6,206
   2,600    State, GO, Series A, 7.00%,
              8/1/07, Callable 8/1/06 @
              101.50..........................     2,925
   2,220    State, GO, Series B, 5.00%,
              8/1/06..........................     2,384
   2,865    State, GO, Series B, 5.00%,
              8/1/07..........................     3,113
   4,000    Tobacco Settlement Financing
              Corp., Revenue, Series C-1,
              5.50%, 6/1/18, Callable 6/1/12 @
              100.............................     4,296
   4,000    Tobacco Settlement Financing
              Corp., Revenue, Series C-1,
              5.50%, 6/1/19, Callable 6/1/13 @
              100.............................     4,293
  10,000    Triborough Bridge & Tunnel
              Authority, Revenue, 5.25%,
              11/15/16........................    11,103
                                                --------
                                                  79,282
                                                --------
North Carolina (0.6%):
   1,100    Housing Finance Agency,
              Homeownership Revenue, Series
              1-B, 5.13%, 7/1/13, Callable
              7/1/08 @ 101....................     1,164
   2,500    Municipal Power Agency #1, Catawba
              Electric Revenue, 7.25%, 1/1/07,
              MBIA............................     2,878
                                                --------
                                                   4,042
                                                --------
Ohio (5.1%):
   1,250    Cincinnati, GO, 5.38%, 12/1/17,
              Callable 12/1/10 @ 100..........     1,394
   3,770    Cleveland Stadium Project,
              Certificates of Participation,
              0.00%, 11/15/07, AMBAC..........     3,435

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   975    Cleveland-Cuyahoga County, Port
              Authority Revenue, Series A,
              5.60%, 11/15/15, Callable
              5/15/12 @ 102...................     1,013

   1,525    Cuyahoga Community College, 5.00%,
              12/1/15, Callable 12/1/12 @ 101,
              AMBAC...........................  $  1,686
   2,055    Cuyahoga County, 5.95%, 5/15/22,
              Callable 5/15/12 @ 102, LOC:
              Fifth Third.....................     2,031
   1,395    Franklin County, EDR, South
              Community Urban, 5.00%,
              6/1/07..........................     1,479
   1,465    Franklin County, EDR, South
              Community Urban, 5.25%,
              6/1/08..........................     1,554
   1,115    Franklin County, EDR, South
              Community Urban, 5.50%,
              6/1/09..........................     1,181
   2,065    Franklin County, Online Computer
              Library Center, 5.00%,
              4/15/08.........................     2,256
   1,170    Franklin County, Online Computer
              Library Center, 5.00%,
              4/15/09.........................     1,279
   5,510    Montgomery County, Catholic Health
              Revenue, 5.50%, 9/1/12..........     6,144
   1,200    Ohio Capital Corp., Multi-Family
              Housing Revenue, Series M,
              5.90%, 2/1/14, Callable 2/1/04 @
              100, FHA........................     1,201
     940    Ohio Capital Corp., Multi-Family
              Housing Revenue, Series P,
              5.40%, 1/1/09, Callable 7/1/04 @
              100, MBIA.......................       942
   3,000    State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15..........................     3,072
   1,000    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/11, FGIC...................     1,240
   1,000    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/12, FGIC...................     1,250
   1,075    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/13, FGIC...................     1,344
   1,150    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/14, FGIC...................     1,438
                                                --------
                                                  33,939
                                                --------
Oklahoma (0.4%):
   2,500    State, IDR, Baptist Health Center,
              Series C, 6.25%, 8/15/12,
              Callable 8/15/07 @ 100, ETM.....     2,703
                                                --------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon (3.2%):
 $ 3,000    Clackamas County, Hospital
              Facility Authority Revenue,
              Legacy Health System, 5.38%,
              2/15/12, Callable 8/15/09 @
              101.............................  $  3,294
   1,475    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/13,
              Callable 6/15/10 @ 100..........     1,725
   1,785    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/15,
              Callable 6/15/10 @ 100..........     2,071
   1,025    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/16,
              Callable 6/15/10 @ 100..........     1,186
   1,120    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/17,
              Callable 6/15/10 @ 100..........     1,296
   1,000    Lane County, School District #52,
              Bethel, GO, 6.00%, 6/1/06, FSA..     1,102
   1,000    Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/12, Callable 6/15/10 @ 100,
              FSA.............................     1,150
   1,405    Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/15, Callable 6/15/10 @ 100,
              FSA.............................     1,603
   1,305    State Economic & Community
              Development Revenue, Series B,
              5.30%, 1/1/16, Callable 1/1/09 @
              102, MBIA.......................     1,443
   1,965    Wasco County, School District
              #012, GO, 6.00%, 6/15/14,
              Callable 6/15/10 @ 100, FSA.....     2,333
   2,095    Washington County, GO, 5.50%,
              6/1/13, Callable 6/1/11 @ 100...     2,374
   1,050    Washington County, Sewer Agency
              Revenue, Series 1, 5.75%,
              10/1/11, FGIC...................     1,236
                                                --------
                                                  20,813
                                                --------
Pennsylvania (1.2%):
   3,040    Dauphin County, IDA, Metropolitan
              Edison Co., Revenue, Series M,
              6.00%, 1/1/08, MBIA.............     3,052
   1,550    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              67A, AMT, 5.50%, 10/1/11,
              Callable 9/1/09 @ 100...........     1,648

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
 $ 1,250    Indiana County, IDA, PCR, New York
              State Electric & Gas Corp.,
              Series A, 6.00%, 6/1/06, MBIA...  $  1,376
   1,500    Northeastern Hospital & Education
              Authority, Health Care Revenue,
              Wyoming Valley Health Care,
              Series A, 6.40%, 1/1/06,
              Callable 1/1/05 @ 102, AMBAC....     1,600
                                                --------
                                                   7,676
                                                --------
Puerto Rico (1.7%):
   2,000    Commonwealth Highway and
              Transportation Authority,
              Highway Revenue, Series AA,
              5.00%, 7/1/26, Callable 7/1/10,
              @ 100, FSA......................     2,228
   4,800    Commonwealth Public Improvement,
              GO, 7.00%, 7/1/10, AMBAC........     5,975
   3,000    Commonwealth Public Improvement,
              GO, Series C, 5.00%, 7/1/28,
              Mandatory Put 7/1/08 @ 100,
              MBIA............................     3,315
                                                --------
                                                  11,518
                                                --------
South Carolina (0.9%):
   2,810    Charleston County, Public
              Improvements, GO, 6.13%, 9/1/12,
              Callable 9/1/09 @ 101...........     3,304
   1,065    Jobs Economic Development
              Authority, Hospital Facilities
              Revenue, Georgetown Memorial
              Hospital, 5.25%, 2/1/11.........     1,174
   1,215    Jobs Economic Development
              Authority, Hospital Facilities
              Revenue, Georgetown Memorial
              Hospital, 5.50%, 11/1/12,
              Callable 11/1/09 @ 101, AMBAC...     1,364
                                                --------
                                                   5,842
                                                --------
South Dakota (0.2%):
   1,000    Housing Development Authority,
              Revenue, Homeownership Mortgage,
              Series D, 4.70%, 5/1/10.........     1,069
                                                --------
Tennessee (1.5%):
   2,985    Housing Development Agency,
              Homeownership Program, Revenue,
              Issue 3A, AMT, 0.00%, 7/1/06....     2,779

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 18

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
 $ 1,345    Municipal Energy Acquisition
              Corp., Gas Revenue, 4.13%,
              3/1/09, FSA.....................  $  1,445
   2,860    State School Board Authority,
              Higher Educational Facilities,
              GO, Series A, 5.00%, 5/1/08,
              FSA.............................     3,174
   1,950    Tennergy Corp., Gas Revenue,
              5.00%, 6/1/09, MBIA.............     2,178
                                                --------
                                                   9,576
                                                --------
Texas (8.2%):
     285    Austin Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 12/1/11, Callable 12/1/05
              @ 71.20, MBIA...................       182
   1,435    Carroll Independent School
              District, GO, Series A, 0.00%,
              2/15/14, PSFG...................       881
   1,155    Cedar Hill Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/09 @ 83.50........       789
     260    Central Texas Housing Finance
              Corp., Single Family Mortgage
              Revenue, Mortgage Program, AMT,
              8.20%, 4/1/22, GNMA.............       264
   5,000    Coastal Bend Health Facilities
              Development, Incarnate Word
              Health Services, Revenue, 5.93%,
              11/15/13, AMBAC.................     5,978
   5,205    Coppell Independent School
              District, Capital Appreciation,
              GO, 0.00%, 8/15/16, Callable
              8/15/09 @ 67.02, PSFG...........     2,766
     800    Grand Prairie Health Facilities,
              Refunding, Dallas/Fort Worth
              Medical Center Project, Revenue,
              6.50%, 11/1/04, AMBAC...........       801
   5,000    Harris County, Hospital District
              Revenue, 6.00%, 2/15/13,
              Callable 8/15/10 @ 100, MBIA....     5,787
   4,115    Harris County, Houston Sports
              Authority, Revenue, Series B,
              0.00%, 11/15/12, Callable
              11/15/08 @ 81.21, MBIA..........     2,736
   3,700    Harris County, Toll Road Revenue,
              Sub-Lien A, GO, 0.00%, 8/15/05,
              MBIA............................     3,612

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------

MUNICIPAL BONDS, CONTINUED:
Texas, continued:
  $ 2,000    Hays Independent School District,
              GO, Capital Appreciation, 0.00%,
              8/15/12, Callable 8/15/11 @
              94.86...........................     1,405

  10,000    Houston Independent School
              District, Capital Appreciation,
              GO, Series A, 0.00%, 2/15/13,
              Callable 2/15/09 @ 81.76,
              PSFG............................  $  6,654
   3,885    Houston Independent School
              District, Public Facilities
              Corp., Lease Revenue, 0.00%,
              9/15/12, AMBAC..................     2,769
   6,720    Leander Independent School
              District, GO, 0.00%, 8/15/13,
              Callable 8/15/09 @ 79.25........     4,273
   3,030    South Texas Community College
              District, GO, 5.25%, 8/15/12....     3,455
     700    Southlake, GO, 0.00%, 2/15/11,
              Callable 2/15/09 @ 88.85,
              AMBAC...........................       516
   1,000    Southlake, GO, 0.00%, 2/15/13,
              Callable 2/15/09 @ 78.18,
              AMBAC...........................       652
   3,000    State, GO, 5.25%, 8/1/07, GSL.....     3,304
   2,540    Tech University Revenue, Series 6,
              5.25%, 2/15/16, Callable 2/15/09
              @ 100, AMBAC....................     2,788
   4,795    Water Development Board, Revenue,
              5.63%, 7/15/12, Callable 7/15/10
              @ 100...........................     5,430
                                                --------
                                                  55,042
                                                --------
Utah (0.3%):
   1,700    Salt Lake City, Municipal Building
              Authority, Lease Revenue, Series
              B, 5.50%, 10/15/14, Callable
              10/15/09 @ 101..................     1,938
                                                --------
Virginia (0.9%):
   2,070    Fairfax County, Public
              Improvement, Series A, GO, State
              Aid Withholding, 5.25%, 6/1/17,
              Callable 6/1/05 @ 102...........     2,209
   2,300    State Housing Development
              Authority, Revenue, Commonwealth
              Mortgage, Series B, 5.40%,
              1/1/14, Callable 7/1/10 @ 100...     2,481

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Virginia, continued:
 $ 1,000    State Housing Development
              Authority, Revenue, Commonwealth
              Mortgage, Series B, 5.40%,
              7/1/14, Callable 7/1/10 @ 100...  $  1,079
                                                --------
                                                   5,769
                                                --------
Washington (11.4%):
   1,830    Chelan County, Public Utilities
              District #001, Revenue, Series
              88A, 5.90%, 7/1/13, Callable
              7/1/04 @ 101....................     1,872
   2,845    Cowlitz County, Public Utility
              District #001, Revenue, 5.00%,
              9/1/10, AMBAC...................     3,176
   2,255    Cowlitz County, Public Utility
              District #001, Revenue, 5.00%,
              9/1/11, AMBAC...................     2,514
     665    Kitsap County, Consolidated
              Housing Authority Revenue, Low
              Income Housing, 7.00%, 8/20/08,
              GNMA............................       736
   3,000    Kitsap County, School District
              #400, GO, 5.00%, 12/1/16,
              Callable 6/1/11 @ 100...........     3,241
   1,300    Port Grays Harbor, Revenue, AMT,
              6.38%, 12/1/14, Callable 12/1/09
              @ 100...........................     1,419
  10,000    Seattle Light & Power, Revenue,
              5.50%, 3/1/13, Callable 3/1/11 @
              100, FSA........................    11,340
   5,140    Snohomish County, School District
              #006, Mukilteo, Refunding, GO,
              5.70%, 12/1/12, FGIC............     6,043
   3,525    Spokane & Whittman Counties,
              Cheney School District #360-316,
              GO, 5.60%, 12/1/14, Callable
              12/1/10 @ 100...................     4,045
   1,000    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 5.70%, 7/1/06.........     1,095
   2,000    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 6.00%, 7/1/06, MBIA...     2,204
   1,300    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series B, 5.60%, 7/1/07.........     1,452
  11,845    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 6.00%, 7/1/08,
              AMBAC...........................    13,613

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 3,650    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series B, 5.13%, 7/1/16,
              Callable 7/1/07 @ 102...........  $  3,949
   2,000    State Public Power Supply System,
              Nuclear Project #2, Revenue,
              Series A, 6.00%, 7/1/08, FSA....     2,314
   3,800    State Public Power Supply System,
              Nuclear Project #2, Revenue,
              5.75%, 7/1/09...................     4,359
   3,000    State Public Power Supply System,
              Nuclear Project #3, Revenue,
              Series B, 5.65%, 7/1/08, MBIA...     3,408
   5,000    State Public Power Supply System,
              Nuclear Project #3, Revenue,
              Series B, 0.00%, 7/1/09.........     4,158
   4,000    State, GO, Series C, 5.50%,
              7/1/09..........................     4,572
                                                --------
                                                  75,510
                                                --------
West Virginia (1.0%):
   2,495    Harrison County, Community SO,
              Revenue, Series A, 6.25%,
              5/15/10, ETM....................     2,863
   1,235    State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/13, Callable 5/1/11 @
              100, FGIC.......................     1,375
   1,000    State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/14, Callable 5/1/11 @
              100, FGIC.......................     1,112
   1,020    State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/15, Callable 5/1/11 @
              100, FGIC.......................     1,133
                                                --------
                                                   6,483
                                                --------
  Total Municipal Bonds                          641,147
                                                --------
WEEKLY DEMAND NOTES (0.4%):
Puerto Rico (0.4%):
   1,750    Childrens Trust Fund, Tobacco
              Settlement Revenue, Series 149,
              10.08%, 7/1/08 *................     2,339
                                                --------
  Total Weekly Demand Notes                        2,339
                                                --------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 20

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MONTHLY DEMAND NOTES (0.6%):
Illinois (0.6%):
 $ 4,000    Development Finance Authority,
              PCR, Revenue, Power Company
              Project, Series C, 1.55%,
              4/1/32, MBIA*...................  $  4,000
                                                --------
  Total Monthly Demand Notes                       4,000
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
INVESTMENT COMPANIES (1.8%):
  11,824    Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................    11,824
                                                --------
  Total Investment Companies                      11,824
                                                --------
Total (Cost $615,126) (a)                       $659,310
                                                ========

------------
Percentages indicated are based on net assets of $659,339.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 44,215
                   Unrealized depreciation......................       (31)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 44,184
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS (97.7%):
Alabama (1.6%):
 $ 8,000    State Public School & College
              Authority, Revenue, Series C,
              5.75%, 7/1/17...................  $  9,183
                                                --------
Alaska (2.0%):
   2,000    Anchorage Schools, GO, Series B,
              5.88%, 12/1/14, Callable 12/1/10
              @ 100, FGIC.....................     2,337
   3,485    Energy Authority Power, Revenue,
              Bradley Lake-Fourth Series,
              6.00%, 7/1/17, FSA..............     4,152
   3,915    Energy Authority Power, Revenue,
              Bradley Lake-Fourth Series,
              6.00%, 7/1/19, FSA..............     4,670
                                                --------
                                                  11,159
                                                --------
Arizona (1.7%):
   3,610    Pima County, IDA, Charter Schools,
              Revenue, Series A, 6.75%,
              7/1/21, Callable 7/1/11 @ 100...     3,661
   1,090    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.25%,
              12/1/10, ACA....................     1,171
   1,170    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.30%,
              12/1/11, ACA....................     1,249
   3,000    State Transportation Board,
              Revenue, Grant Anticipation
              Notes, 5.25%, 1/1/07, MBIA......     3,291
                                                --------
                                                   9,372
                                                --------
California (10.2%):
   3,250    Anaheim Public Finance Authority,
              Revenue, Public Improvements
              Project, Series C, 6.00%,
              9/1/16, FSA.....................     3,921
   3,000    Golden State Tobacco
              Securitization Corp., Tobacco
              Settlement Revenue, 5.75%,
              6/1/21, Callable 6/1/08 @ 100...     3,152
   4,900    Orange County Recovery,
              Certificates of Participation,
              Series A, 5.70%, 7/1/10,
              Callable 7/1/06 @ 102, MBIA.....     5,440
   5,315    Orange County Recovery,
              Certificates of Participation,
              Series A, 5.80%, 7/1/16,
              Callable 7/1/06 @ 102, AMBAC....     5,891
   1,500    Sacramento Cogeneration Authority,
              Revenue, 7.00%, 7/1/05..........     1,617

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 2,500    Sacramento Cogeneration Authority,
              Revenue, 6.20%, 7/1/06, Callable
              7/1/05 @ 102....................  $  2,699
   6,650    San Bernardino City University
              School District, GO, Series A,
              5.75%, 8/1/19, FGIC.............     7,612
   4,000    State Department of Water
              Resources, Power Supply Revenue,
              Series A, 5.38%, 5/1/17,
              Callable 5/1/12 @ 101...........     4,387
   3,000    State Department of Water
              Resources, Power Supply,
              Revenue, Series A, 5.25%,
              5/1/20, Callable 5/1/12 @ 101,
              MBIA............................     3,264
   2,750    State Public Works Board, Lease
              Revenue, Department of
              Corrections, Series C, 5.50%,
              6/1/21, Callable 12/1/13 @
              100.............................     2,877
   3,000    State, GO, 5.00%, 2/1/10..........     3,246
   3,000    State, GO, 5.25%, 2/1/18, Callable
              2/1/13 @ 100....................     3,142
   5,000    State, GO, 5.00%, 2/1/32, Callable
              8/1/13 @ 100....................     4,884
   4,000    Statewide Communities Development
              Authority, Revenue, Insured
              Health Facilities, 5.25%,
              11/15/23, Callable 11/1/13 @
              100, LOC: California State
              Mortgage........................     4,038
                                                --------
                                                  56,170
                                                --------
Colorado (2.2%):
   6,925    Denver City & County, Airport
              Revenue, Series D, 7.75%,
              11/15/13, AMBAC.................     8,556
  10,000    E-470 Public Highway Authority,
              Revenue, Capital Appreciation,
              Series B, 0.00%, 9/1/22.........     3,892
                                                --------
                                                  12,448
                                                --------
District of Columbia (1.6%):
   3,965    Refunding, GO, Series B, 6.00%,
              6/1/19..........................     4,771
   4,370    Tobacco Settlement, Revenue, Asset
              Backed Bond, 6.25%, 5/15/24,
              Callable 5/15/11 @ 101..........     4,187
                                                --------
                                                   8,958
                                                --------
Florida (2.0%):
   4,000    Dade County School Board,
              Certificates of Participation,
              Series B, 5.00%, 5/1/31.........     4,417

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 22

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 5,000    Highlands County Health Facilities
              Authority, Hospital Revenue,
              Series A, 6.00%, 11/15/31.......  $  5,284
     500    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19, ACA.....       246
   2,255    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/20, ACA.....     1,044
                                                --------
                                                  10,991
                                                --------
Georgia (5.5%):
   5,000    Atlanta Airport Revenue, Series A,
              5.50%, 1/1/26, Callable 1/1/12 @
              100, FGIC.......................     5,785
   1,500    Fairburn, Combined Utilities
              Revenue, 5.75%, 10/1/20,
              Callable 10/1/10 @101...........     1,565
   4,000    Forsyth County School District,
              GO, State Aid Withholding,
              5.75%, 2/1/17...................     4,589
   3,700    Forsyth County School District,
              GO, State Aid Witholding, 5.75%,
              2/1/19..........................     4,224
     525    State Housing & Finance Authority,
              Revenue, Series B, 6.10%,
              12/1/12, Callable 6/1/05 @ 102,
              FHA.............................       548
   4,500    State Municipal, Electrical
              Authority, Power Revenue, 5.25%,
              1/1/25..........................     4,933
   2,490    State Municipal, Electrical
              Authority, Power Revenue, Series
              C, 5.25%, 1/1/25, Callable
              1/1/20 @ 100, MBIA..............     2,729
   5,000    State, GO, 6.75%, 9/1/11..........     6,240
                                                --------
                                                  30,613
                                                --------
Idaho (0.5%):
   2,320    University Revenues, Student Fee,
              Recreation Center Project,
              6.00%, 4/1/14, FSA..............     2,692
                                                --------
Illinois (8.5%):
   1,750    Chicago Public Building
              Commission, Revenue, Series A,
              7.00%, 1/1/20, Callable 12/1/05
              @ 102, MBIA.....................     2,323
   5,000    Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/13, Callable 1/1/06 @
              102, AMBAC......................     5,447
   5,000    Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/14, Callable 1/1/06 @
              102, AMBAC......................     5,452

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 3,985    Health Facilities Authority,
              Revenue, 5.50%, 8/1/20..........  $  4,404
   1,000    Health Facilities Authority,
              Revenue, Northwestern Memorial
              Hospital, Series A, 5.60%,
              8/15/06, Callable 8/15/04 @
              102.............................     1,044
   1,000    Health Facilities Authority,
              Revenue, Refunding, 6.00%,
              8/15/05, FGIC...................     1,070
   1,835    Housing Development Authority,
              Revenue, Series 3, 6.10%,
              9/1/13, Callable 9/1/04 @ 101...     1,874
   7,000    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 5.50%, 12/15/24........     7,611
   4,000    Northlake, GO, 5.60%, 12/1/14,
              Callable 12/1/05 @ 102, MBIA....     4,396
   6,000    Regional Transportation Authority,
              Revenue, 6.50%, 7/1/30, MBIA....     7,675
   4,725    Sales Tax Revenue, Series P,
              6.50%, 6/15/22..................     5,922
                                                --------
                                                  47,218
                                                --------
Indiana (8.8%):
     150    Ball State University, Revenue,
              Series H, 6.15%, 7/1/05, FGIC...       160
   1,550    Beech Grove School Building Corp.,
              Revenue, 6.25%, 7/5/16, Callable
              1/5/11 @ 100, MBIA..............     1,894
   2,000    East Allen Elementary School
              District Corp., Revenue, 5.88%,
              7/1/12, Callable 7/1/06 @ 102,
              FSA.............................     2,226
   1,000    Evansville Vanderburgh Corp.,
              Revenue, 5.80%, 8/1/16, Callable
              8/1/06 @ 102, MBIA..............     1,124
     500    Franklin Community School Building
              Corp., Revenue, 5.85%, 7/15/11,
              Callable 7/15/06 @ 102, FSA.....       557
   2,000    Franklin Community School Building
              Corp., Revenue, 6.00%, 1/15/13,
              Callable 7/15/06 @ 102, FSA.....     2,237
   1,000    Health Facilities Finance
              Authority, Hospital Revenue,
              Clarian Health Partners, Inc.,
              Series A, 5.50%, 2/15/16,
              Callable 2/15/07 @ 102..........     1,055
   1,000    Health Facilities Finance
              Authority, Revenue, Series A,
              6.00%, 9/1/05...................     1,076
     200    Indiana State University, Revenue,
              Series G, 6.60%, 7/1/04,
              Callable 1/1/04 @ 101...........       206

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 5,000    Indiana University, Revenue,
              Series K, 5.88%, 8/1/20,
              Callable 8/1/05 @ 102, MBIA.....  $  5,399
     120    Indianapolis Gas Utilities,
              Revenue, 7.00%, 6/1/08, Callable
              6/1/04 @ 100....................       132
     200    Lafayette Redevelopment Authority,
              EDR, 6.70%, 2/1/10, Prerefunded
              8/1/04 @ 102, MBIA..............       211
     255    Lafayette Redevelopment Authority,
              EDR, 6.80%, 8/1/10, Prerefunded
              8/1/04 @ 102, MBIA..............       269
     525    Merrillville Multi-School Building
              Corp., Revenue, 6.45%, 7/1/04,
              Callable 1/1/04 @ 100...........       532
   3,000    Municipal Power Agency Supply
              System, Revenue, Series B,
              5.50%, 1/1/16, Callable 1/1/14 @
              100, MBIA.......................     3,454
     250    North Warrick County School
              Building Corp., GO, 10.00%,
              1/1/04..........................       250
     900    South Bend Community School
              Building Corp., Revenue, 5.70%,
              8/1/17, Callable 8/1/07 @ 101,
              FSA.............................     1,024
   1,500    South Bend Community School
              Building Corp., Revenue, 5.70%,
              8/1/19, Callable 8/1/07 @ 101,
              FSA.............................     1,706
     710    South Newton School Building
              Corp., Revenue, 5.80%, 7/15/12,
              Callable 1/15/05 @ 102, MBIA....       756
     750    State Educational Facilities
              Authority, Revenue, 6.00%,
              6/1/15, Callable 6/1/06 @ 102,
              MBIA............................       835
     850    State Housing Finance Authority,
              Multi-Unit Mortgage, Revenue,
              6.60%, 1/1/12, Callable 1/1/04 @
              101.............................       861
   1,150    State Office Building Commission,
              Revenue, Series A, 5.50%,
              7/1/12, Callable 7/1/05 @ 102,
              AMBAC...........................     1,245
     280    State Recreational Development
              Communication, Revenue, Series
              A, 6.00%, 7/1/09, Prerefunded
              7/1/04 @ 101....................       290
     220    State Recreational Development
              Community, Revenue, Series A,
              6.00%, 7/1/09, Callable 7/1/04 @
              101.............................       227

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $   335    State Vocational Technical
              College, Building Facilities
              Revenue, 5.90%, 7/1/06, Callable
              1/1/05 @ 102.00, AMBAC..........  $    358
     665    State Vocational Technical
              College, Building Facilities
              Revenue, 5.90%, 7/1/06, Callable
              1/1/05 @ 102.00, AMBAC..........       705
     500    Transportation Finance Authority,
              Airport Facility Revenue, Series
              A, 6.00%, 11/1/14, Callable
              11/1/05 @ 102...................       526
   3,115    Transportation Finance Authority,
              Highway Revenue, Series A,
              7.25%, 6/1/15...................     4,046
     885    Transportation Finance Authority,
              Highway Revenue, Series A,
              7.25%, 6/1/15, ETM..............     1,105
     755    Transportation Finance Authority,
              Revenue, Series A, 6.25%,
              11/1/16, Callable 11/1/04 @
              100.............................       765
   8,750    Transportation Finance Authority,
              Revenue, Series A, 6.80%,
              12/1/16, Callable 12/1/10 @
              100.............................    11,081
   1,180    Vincennes Community School
              Building Corp., Revenue, 6.00%,
              7/1/09, Callable 7/1/06 @ 102,
              FSA.............................     1,320
   1,000    Whitko Middle School Building
              Corp., Revenue, 5.88%, 7/15/12,
              Callable 1/15/07 @ 102, FSA.....     1,127
                                                --------
                                                  48,759
                                                --------
Kentucky (1.2%):
   2,000    Louisville & Jefferson County,
              Medical Center, 5.50%, 5/1/22,
              Callable 5/1/12 @ 101...........     2,053
   4,090    Louisville & Jefferson County,
              Metropolitan Sewer & Drain
              Systems, Revenue, 5.63%,
              5/15/17, Callable 11/15/09 @
              101, FGIC.......................     4,660
                                                --------
                                                   6,713
                                                --------
Louisiana (3.1%):
   7,970    Baton Rouge Sales & Use Tax,
              Revenue, Refunding, Public
              Improvement, Series A, 5.25%,
              8/1/12, Callable 8/1/08 @
              101.50, FGIC....................     8,899

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 24

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 3,915    Shreveport, GO, Series A, 5.25%,
              5/1/15, FGIC....................  $  4,319
   3,690    Shreveport, GO, Series A, 5.25%,
              5/1/16, FGIC....................     4,061
                                                --------
                                                  17,279
                                                --------
Maryland (0.9%):
   2,250    Prince Georges County, Public
              Improvement, GO, 5.00%, 5/15/07,
              FSA.............................     2,473
   2,250    State Community Development,
              Revenue, 6.20%, 4/1/14, Callable
              4/1/05 @ 102....................     2,342
                                                --------
                                                   4,815
                                                --------
Massachusetts (1.6%):
   4,185    Bay Transportation Authority, GO,
              General Transportation Systems,
              Series A, 5.50%, 3/1/16.........     4,704
   1,905    Housing Finance Agency, Revenue,
              6.00%, 12/1/15, Callable 12/1/05
              @ 102, AMBAC....................     1,919
   2,265    State Industrial Finance Agency,
              Revenue, 6.00%, 1/1/15, Callable
              1/1/06 @ 102, MBIA..............     2,489
                                                --------
                                                   9,112
                                                --------
Michigan (1.8%):
   1,500    Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded
              5/1/07 @ 100, MBIA..............     1,689
   3,000    Delta County, Economic Development
              Corp., 6.25%, 4/15/27, Callable
              4/15/12 @ 100...................     3,147
   5,000    State Housing Development
              Authority, Revenue, Series D,
              5.95%, 12/1/16, Callable 12/1/06
              @ 102...........................     5,311
                                                --------
                                                  10,147
                                                --------
Minnesota (0.8%):
   4,385    State Housing Finance Agency,
              Revenue, Series D, 5.90%,
              8/1/15, Callable 2/1/05 @ 102,
              MBIA............................     4,517
                                                --------
Mississippi (1.7%):
   7,940    Mississippi Development Bank
              Special Obligation, Gulfport
              Water & Sewer Project, Revenue,
              6.00%, 7/1/20, Callable 7/1/12 @
              102.............................     9,273
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Nevada (3.3%):
 $ 5,145    Clark County, IDR, 7.20%, 10/1/22,
              AMBAC...........................  $  5,382
  12,000    State Department of Business &
              Industry, Revenue, Capital
              Appreciation, Las Vegas
              Monorail, 0.00%, 1/1/16,
              AMBAC...........................     7,002
   6,000    Trukee Meadows Water Authority,
              Revenue, Series A, 5.00%,
              7/1/25, Callable 7/1/11 @ 100...     6,134
                                                --------
                                                  18,518
                                                --------
New Jersey (1.8%):
   9,000    State Transportation Trust Fund
              Authority, Revenue,
              Transportation Systems, Series
              B, 5.25%, 6/15/12, Callable
              6/15/07 @ 102...................    10,049
                                                --------
New Mexico (0.5%):
   2,480    State Mortgage Finance Authority,
              Single Family Revenue, 5.90%,
              7/1/16, Callable 7/1/07 @ 102,
              GNMA............................     2,635
                                                --------
New York (7.2%):
   3,000    Metropolitan Transportation
              Authority, Series A, 5.13%,
              1/1/24, Callable 7/1/12 @ 100...     3,098
     565    New York City Municipal Water
              Financing Authority, Water and
              Sewer Revenue, Series B, 6.00%,
              6/15/33, Callable 6/15/10
              @101............................       661
   2,305    New York City Transitional Finance
              Authority, 5.50%, 2/1/15,
              Callable 2/1/11 @ 101...........     2,589
     695    New York City Transitional Finance
              Authority, Revenue, 5.50%,
              2/1/15, Prerefunded 2/1/11 @
              101.............................       812
   3,000    New York City Transitional Finance
              Authority, Revenue, 5.25%,
              2/1/29, Callable 2/1/11 @ 100...     3,335
   6,785    New York City, GO, Series A,
              6.00%, 5/15/18, Callable 5/15/10
              @ 101...........................     7,630
   3,500    New York City, GO, Series F,
              5.25%, 8/1/16, MBIA.............     3,835
   1,450    State Dormitory Authority Revenue,
              5.88%, 7/1/08, Callable 7/1/06 @
              102.............................     1,592

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 3,550    State Dormitory Authority Revenue,
              5.88%, 7/1/08, Prerefunded
              7/1/06 @ 102....................  $  3,989
   3,000    State Dormitory Authority,
              Revenue, 5.13%, 7/1/21, Callable
              7/1/10 @ 100....................     3,191
   3,000    Tobacco Settlement Financing
              Corp., Revenue, Series C-1,
              5.50%, 6/1/20, Callable 6/1/13 @
              100.............................     3,208
   3,000    Tobacco Settlement Financing
              Corp., Revenue, Series C-1,
              5.50%, 6/1/21, Callable 6/1/13 @
              100.............................     3,196
   3,000    Tobacco Settlement Financing
              Corp., Series A1, 5.50%, 6/1/19,
              Callable 6/1/13 @ 100...........     3,215
                                                --------
                                                  40,351
                                                --------
North Carolina (6.0%):
   3,355    Charlotte Mecklenberg Hospital
              Authority, Revenue, Series A,
              5.60%, 1/15/10, Callable 1/15/06
              @ 102...........................     3,637
   3,510    Charlotte Mecklenberg Hospital
              Authority, Revenue, 5.90%,
              1/15/16, Callable 1/15/06 @
              102.............................     3,830
   3,200    Charlotte, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 102...........     3,641
   3,400    Charlotte, GO, 5.50%, 6/1/18,
              Callable 6/1/10 @ 102...........     3,855
   4,400    Cumberland County, GO, 5.70%,
              3/1/18, Callable 3/1/10 @ 102...     5,014
   6,195    New Hanover County, Public
              Improvements, GO, 5.75%,
              11/1/18, Callable 11/1/10 @
              102.............................     7,181
   2,565    State Housing Finance Agency,
              Revenue, AMT, Single Family,
              Series BB, 6.50%, 9/1/26,
              Callable 3/1/05 @ 102...........     2,652
   3,265    State Housing Finance Agency,
              Revenue, AMT, Single Family,
              Series FF, 6.25%, 3/1/28........     3,402
                                                --------
                                                  33,212
                                                --------
North Dakota (0.8%):
   4,325    Bismarck Health Care Facilities,
              Revenue, St. Alexius Medical
              Center, Series A, 5.25%, 7/1/15,
              Callable 7/1/08 @ 102, FSA......     4,719
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio (4.2%):
 $ 7,000    Cleveland, Certificates of
              Participation, 5.25%, 11/15/13,
              Callable 11/15/07 @ 102,
              AMBAC...........................  $  7,813
     505    Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%,
              9/1/14, GNMA....................       525
   3,000    Lucas County Hospital, Revenue,
              Promedia Healthcare Obligation
              Group, 5.63%, 11/15/14, AMBAC...     3,438
   4,000    State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15..........................     4,096
   5,000    State Turnpike Commission,
              Revenue, Series A, 5.70%,
              2/15/17, Prerefunded 2/15/06 @
              102, MBIA.......................     5,528
   2,150    Toledo Lucas County, Port
              Development Authority, Revenue,
              AMT, 6.00%, 5/15/11.............     2,283
                                                --------
                                                  23,683
                                                --------
Oregon (1.7%):
   5,305    Clackamas County, School District
              #62C, GO, 6.00%, 6/15/16,
              Callable 6/15/10 @ 100..........     6,138
   3,000    Department of Administrative
              Services, Lottery Revenue,
              Series B, 5.25%, 4/1/15, FSA....     3,326
                                                --------
                                                   9,464
                                                --------
Pennsylvania (0.7%):
   3,675    Delaware River Port Authority,
              Revenue, 5.63%, 1/1/16, FSA.....     4,132
                                                --------
Puerto Rico (0.6%):
   3,000    Commonwealth Public Improvement,
              GO, Series C, 5.00%, 7/1/28,
              Mandatory Put 7/1/08 @ 100,
              MBIA............................     3,315
                                                --------
South Carolina (0.4%):
   2,000    Greenville Hospital System
              Facilities, Revenue, Series A,
              5.60%, 5/1/10, Callable 5/1/06 @
              102.............................     2,135
                                                --------
South Dakota (0.9%):
   1,140    Building Authority, Lease Revenue,
              6.63%, 9/1/12, AMBAC............     1,163
   2,500    Heartland Consumers Power
              District, Electric Revenue,
              6.00%, 1/1/17, FSA..............     3,001

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 26

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
South Dakota, continued:
 $ 1,000    State Housing Development
              Authority, Revenue, 6.25%,
              5/1/15, Callable 5/1/05 @ 102...  $  1,041
                                                --------
                                                   5,205
                                                --------
Tennessee (0.6%):
   1,360    Knox County Health, Educational &
              Housing Facilities Board,
              Revenue, 7.25%, 1/1/09, MBIA....     1,641
   1,300    Knox County Health, Educational &
              Housing Facilities Board,
              Revenue, 7.25%, 1/1/10, MBIA....     1,590
                                                --------
                                                   3,231
                                                --------
Texas (6.7%):
   3,000    Alliance Airport Authority,
              Facilities Revenue, Federal
              Express Corp. Project, 6.38%,
              4/1/21, Callable 4/1/06 @ 102...     3,192
   6,000    Brownsville Utilities System
              Revenue, 6.25%, 9/1/14, MBIA....     7,359
   3,000    Dallas-Fort Worth, Airport
              Revenue, Series A, 5.50%,
              11/1/20, Callable 11/1/11@ 100,
              FGIC............................     3,201
   4,685    Lewisville Combination Contract
              Revenue, Special Assessment,
              Capital Improvement, District 2,
              GO, 5.88%, 9/1/22, Callable
              9/1/12 @ 100, ACA...............     4,999
   1,475    Richardson Hospital Authority,
              Revenue, Richardson Medical,
              6.50%, 12/1/12..................     1,507
   5,810    San Antonio Electric and Gas,
              Revenue, Series 00, 5.00%,
              2/1/17, Callable 2/1/17 @ 100...     6,436
   3,000    State Turnpike Authority, Revenue,
              5.00%, 6/1/08...................     3,323
   5,000    Texas A & M University, Revenue,
              5.38%, 5/15/16..................     5,533
   1,500    Tom Green County, Health
              Facilities, Hospital Revenue,
              Shannon Health System Project,
              6.20%, 5/15/11..................     1,609
                                                --------
                                                  37,159
                                                --------
Utah (1.6%):
   1,815    Board of Regents, Lease Revenue,
              Refunding, Dixie College, Series
              A, 5.50%, 5/1/23, Callable
              5/1/09 @ 100, AMBAC.............     1,983

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Utah, continued:
 $ 4,340    Salt Lake County, Revenue, 5.50%,
              10/1/11, Callable 10/1/09 @
              100.............................  $  4,933
   2,160    State Housing Finance Agency,
              Revenue, Single Family Mortgage,
              Issue A-2, AMT, 6.25%, 7/1/25,
              Callable 1/1/07 @ 102, FHA......     2,266
                                                --------
                                                   9,182
                                                --------
Virginia (0.8%):
   4,140    Norfolk Water, Revenue, 5.88%,
              11/1/14, Callable 11/1/05 @ 102,
              MBIA............................     4,533
                                                --------
Washington (2.3%):
   5,000    Seattle Municipal Light & Power,
              Revenue, 6.00%, 10/1/18,
              Callable 10/1/09 @ 101..........     5,801
   1,000    Vancouver Downtown Redevelopment,
              Authority Revenue, Conference
              Center Project, Series A, 5.00%,
              1/1/23, Callable 1/1/14 @ 100,
              ACA.............................       989
   5,430    Western Washington University,
              Revenue, 5.50%, 10/1/22,
              AMBAC...........................     6,198
                                                --------
                                                  12,988
                                                --------
West Virginia (1.1%):
   5,250    State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101....................     6,020
                                                --------
Wisconsin (0.8%):
   4,000    State, GO, Series C, 6.00%,
              5/1/19, Callable 5/1/10 @ 100...     4,620
                                                --------
  Total Municipal Bonds                          544,570
                                                --------
MONTHLY DEMAND NOTES (0.7%):
Illinois (0.7%):
   4,000    Development Finance Authority,
              PCR, Revenue, Power Company
              Project, Series C, 1.55%,
              4/1/32, MBIA*...................     4,000
                                                --------
  Total Monthly Demand Notes                       4,000
                                                --------
INVESTMENT COMPANIES (0.5%):
   2,895    Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund............................     2,895
                                                --------
  Total Investment Companies                       2,895
                                                --------
Total (Cost $499,056) (a)                       $551,465
                                                ========

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

------------
Percentages indicated are based on net assets of $557,366.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):


                   Unrealized appreciation......................  $52,416
                   Unrealized depreciation......................       (7)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $52,409
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 28

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS (91.1%):
Alabama (0.1%):
 $ 1,020    21st Century Authority, Tobacco
              Settlement Revenue, 5.50%,
              12/1/10.......................  $    1,061
     215    Housing Finance Authority,
              Single Family Housing Revenue,
              Home Mortgage, Series A-1,
              5.80%, 10/1/08, Callable
              4/1/05 @ 102,
              GNMA/FNMA/FHLMC...............         226
                                              ----------
                                                   1,287
                                              ----------
Alaska (1.4%):
   2,875    Anchorage, GO, Series B, 5.50%,
              7/1/08, FGIC..................       3,256
   2,700    North Slope Boro, Capital
              Appreciation, GO, Series A,
              0.00%, 6/30/08, MBIA..........       2,384
  12,940    State Housing Finance Corp.,
              Revenue, Series A, 0.00%,
              12/1/17, Callable 6/1/07 @ 54,
              MBIA..........................       5,896
   1,870    Student Loan Corp., Loan
              Revenue, Series A, 6.20%,
              7/1/09, Callable 7/1/06 @ 100,
              AMBAC.........................       2,041
   2,750    Student Loan Corp., Revenue,
              Series A, AMT, 5.75%, 7/1/14,
              Callable 7/1/07 @ 100,
              AMBAC.........................       2,886
                                              ----------
                                                  16,463
                                              ----------
Arizona (4.3%):
   2,585    Gila County, Certificates of
              Participation, 6.40%,
              6/1/14........................       2,765
   1,000    Gila County, IDA, Revenue, Cobre
              Valley Hospital, 6.00%,
              12/1/20, Callable 12/1/10
              @ 101, ACA....................       1,079
   1,570    Housing Finance Authority,
              Tucson-Pima Individual
              Development, Series 2A, 5.63%,
              7/1/34, Callable 7/1/12 @ 102,
              GNMA..........................       1,681
   1,015    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Villas at Augusta Project,
              5.00%, 10/20/10, GNMA.........       1,101
   6,705    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Coral Point Apartments
              Project, Series A, 4.95%,
              3/1/28, Callable 3/1/06
              @ 101.........................       6,994

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,385    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Coral Point Apartments
              Project, Series B, AMT, 5.10%,
              3/1/28, Callable 3/1/06
              @ 101.........................  $    1,447
   2,775    Maricopa County, IDA, Single
              Family Mortgage Revenue,
              5.95%, 3/1/34, Callable 9/1/12
              @ 103.50, GNMA................       3,002
   1,880    Maricopa County, Unified School
              District #90, GO, Saddle
              Mountain School Improvement,
              Series A, 3.75%, 7/1/07.......       1,948
   2,130    Maricopa County, Unified School
              District #90, GO, Saddle
              Mountain School Improvement,
              Series A, 4.50%, 7/1/08.......       2,268
   2,155    Maricopa County, Unified School
              District #90, GO, Saddle
              Mountain School Improvement,
              Series A, 5.00%, 7/1/09.......       2,340
   2,190    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Tierra
              Antigua IDA, Series 15, AMT,
              5.75%, 11/1/34, Callable
              12/1/11 @ 100.................       2,291
   2,840    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Western Groves Apartments,
              Series 4, 5.80%, 11/1/34,
              Callable 12/1/11 @ 100........       2,934
   1,000    Phoenix Civic Improvement Corp.,
              Airport Revenue, AMT, 5.50%,
              7/1/10, Callable 7/1/07 @ 100,
              FGIC..........................       1,097
   2,500    Phoenix Civic Improvement Corp.,
              Airport Revenue, AMT, 5.63%,
              7/1/13, Callable 7/1/07 @ 100,
              FGIC..........................       2,750
   2,695    Phoenix, IDA, Single Family
              Mortgage Revenue, 5.95%,
              3/1/34, Callable 9/1/12
              @ 103.50, GNMA................       2,887
   1,570    Pima County, IDA Revenue,
              Charter School Project, Series
              G, 6.50%, 7/1/23, Callable
              7/1/12 @ 100..................       1,561

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,615    Pima County, IDA, Single Family
              Mortgage Revenue, Series A-1,
              AMT, 5.00%, 5/1/25, Callable
              11/1/10 @ 101, GNMA/
              FNMA/FHLMC....................  $    1,726
   3,000    Pinal County, IDA, Correctional
              Facilities Contract, Revenue,
              Florence West Prison, Series
              A, 5.00%, 10/1/18, Callable
              10/1/12 @ 100, ACA............       3,073
     520    Tucson & Pima County, IDA,
              Single Family Mortgage
              Revenue, Series 1-A, AMT,
              5.70%, 7/1/12, Callable 1/1/10
              @ 101, FNMA/GNMA..............         528
     335    Tucson & Pima County, IDA,
              Single Family Mortgage
              Revenue, Series 1-A, AMT,
              6.10%, 7/1/22, Callable 1/1/10
              @ 101, FNMA/GNMA..............         340
   2,800    Tucson & Pima County, IDA,
              Single Family Mortgage
              Revenue, Series 1A, 5.63%,
              7/1/34, Callable 7/1/12 @ 102,
              GNMA..........................       3,012
     250    Water Infrastructure Finance
              Authority, Water Quality
              Revenue, Series A, 5.38%,
              10/1/12, Callable 10/1/11
              @ 100.........................         285
   3,005    Yavapai County IDA, Industrial
              Development Revenue, Citizens
              Utilities Co. Project, AMT,
              5.45%, 6/1/33, Callable 6/1/07
              @ 101.........................       3,134
                                              ----------
                                                  50,243
                                              ----------
Arkansas (0.1%):
      23    Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series B, 7.75%,
              8/1/11, Callable 2/1/04
              @ 100.........................          23
      82    Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series A-2, 7.90%,
              8/1/11, Callable 8/1/04 @ 102,
              FNMA..........................          85
      35    Jacksonville, Residential
              Housing Facilities Board,
              Single Family Mortgage
              Revenue, Series B, 7.75%,
              1/1/11, Callable 7/1/05
              @ 103.........................          36

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $   147    Jacksonville, Residential
              Housing Facilities Board,
              Single Family Mortgage
              Revenue, Series A-2, 7.90%,
              1/1/11, Callable 7/1/04 @ 102,
              FNMA..........................  $      152
     149    Lonoke County, Residential
              Housing Facilities Board,
              Single Family Mortgage
              Revenue, Series A-2, 7.90%,
              4/1/11, FNMA..................         155
     695    State Development Finance
              Authority, Revenue, Series 1,
              0.00%, 12/1/11................         389
      83    Stuttgart Public Facilities
              Board, Single Family Mortgage
              Revenue, Series A-2, 7.90%,
              9/1/11, Callable 9/1/04 @ 102,
              FNMA..........................          86
                                              ----------
                                                     926
                                              ----------
California (4.2%):
   4,749    Contra Costa County,
              Multi-Family Mortgage Revenue,
              Crescent Park, Series B,
              7.80%, 6/20/34, Callable
              6/20/04 @ 105, GNMA...........       5,031
   3,000    Housing Finance Agency, Home
              Mortgage Revenue, Series I,
              AMT, 5.65%, 8/1/17, Callable
              8/1/07 @ 102..................       3,151
   2,875    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Wildwood, Series 10, AMT,
              5.85%, 11/1/34, Mandatory Put
              11/1/16 @ 100.................       3,160
   2,865    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Meridean, Series 9, AMT,
              5.85%, 11/1/34, Mandatory Put
              11/1/16 @ 100.................       3,149
   2,650    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Skyway
              Villas, Series 7, AMT, 5.95%,
              11/1/34, Mandatory Put 11/1/16
              @ 100.........................       2,935
     245    Redondo Beach, Redevelopment
              Agency, Residential Mortgage
              Revenue, Series B, 6.25%,
              6/1/11, Callable 6/1/04
              @ 100.........................         243

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 30

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 1,240    Rural Home Mortgage Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              5.00%, 12/1/11, GNMA/FNMA.....  $    1,319
   2,475    Rural Home Mortgage Finance
              Authority, Single Family
              Mortgage Revenue, Series D,
              AMT, 7.10%, 6/1/31, Callable
              6/1/10 @ 102, GNMA/FNMA.......       2,578
   2,630    San Jose, Multi-Family Housing
              Revenue, Helzer Courts
              Apartments, Series A, AMT,
              6.20%, 6/1/19, Callable
              12/1/09 @ 102.................       2,581
   5,000    Southern California Public Power
              Authority, Project Revenue,
              5.25%, 1/1/20.................       5,595
   2,000    State Department Water Resource,
              Power Supply Revenue, Series
              A, 5.50%, 5/1/10, MBIA........       2,291
   3,000    State Department Water Resource,
              Public Power Supply, Series A,
              5.25%, 5/1/10.................       3,398
   2,000    State Pollution Control
              Financing Authority, Solid
              Waste Disposal Revenue,
              Republic Services, Inc.
              Project, AMT, 2.00%, 12/1/33,
              Mandatory Put 12/1/04 @ 100...       2,002
   5,000    State, GO, 10.64%, 2/1/15*......       6,940
     500    Statewide Community Development
              Authority, Revenue,
              Certificates of Participation,
              5.40%, 11/1/15, Callable
              11/1/04 @ 101.................         510
   3,400    Statewide Community Development
              Authority, Multi-Family
              Revenue, Cudahy Gardens,
              Series J, AMT, 5.60%, 4/1/29,
              Callable 4/1/05 @ 100, LOC:
              Swiss Bank....................       3,444
                                              ----------
                                                  48,327
                                              ----------
Colorado (11.4%):
   1,330    Arapahoe County School District
              #6 Littleton, GO, 5.00%,
              12/1/13.......................       1,486
   6,650    Arapahoe County School District
              #6............................       7,494
            Littleton, GO, 5.25%, 12/1/14
   2,300    Arapahoe County, Single Family
              Mortgage Revenue, 0.00%,
              9/1/10........................       1,855

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 8,405    Araphoe County Water &
              Wastewater Authority, Revenue,
              Series C, 3.13%, 12/1/25,
              Mandatory Put 12/1/09 @ 100,
              LOC: BNP Paribas..............  $    8,413
   1,920    Aurora, IDR, McKesson Corp.,
              Series A, 5.38%, 12/1/11,
              Callable 12/1/04 @ 100........       1,942
   5,030    Aurora, Single Family Mortgage
              Revenue, Series A-2, 0.00%,
              9/1/15, Prerefunded 3/1/13
              @ 75.20.......................       2,634
   1,445    Brush Creek Metropolitan
              District, GO, Refunding,
              6.70%, 11/15/09, Callable
              3/1/05 @ 100..................       1,463
     755    Cordillera Metropolitan
              District, Eagle County, GO,
              Series A, 6.10%, 12/1/17,
              Callable 12/1/10 @ 100........         802
   2,500    Countrydale Metropolitan
              District, GO, 3.50%, 12/1/32,
              Mandatory Put 12/1/07 @ 100,
              LOC: Compass Bank.............       2,548
   1,085    Denver City & County Single
              Family Mortgage Revenue,
              Home-Metro Mayors Caucus,
              Series A, 7.30%, 11/1/31,
              Callable 11/1/10 @ 103.25,
              GNMA/FNMA/ FHLMC..............       1,108
   5,000    Denver City & County, Airport
              Revenue, Series A, AMT, 6.00%,
              11/15/10, AMBAC...............       5,783
   9,000    Denver City & County, Airport
              Revenue, Series A, 6.00%,
              11/15/14, Callable 11/15/10
              @ 100.........................      10,260
   2,000    Denver City & County, Airport
              Revenue, Series A, Refunding
              Series A, 6.00%, 11/15/12,
              Callable 11/15/10 @ 100,
              AMBAC.........................       2,260
   1,000    Denver City & County, Single
              Family Residential Revenue,
              Series A, 0.00%, 7/1/10,
              Callable 7/1/08 @ 91.87.......         700
   9,850    Denver City & County, Single
              Family Residential Revenue,
              Series A, 0.00%, 7/10/14,
              Callable 7/1/08 @ 73.56.......       5,786

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,000    Denver City & County, Special
              Facilities, Airport Revenue,
              Rental Car Project, Series A,
              6.00%, 1/1/13, Callable 1/1/09
              @ 101.........................  $    1,137
   3,630    Englewood, Multi-Family Housing
              Revenue, Marks Apartments,
              Series B, 6.00%, 12/15/18,
              Callable 12/15/04 @ 100, LOC:
              Citibank......................       3,645
   2,500    Englewood, Multi-Family Housing
              Revenue, Marks Apartments,
              6.65%, 12/1/26, Callable
              12/1/06 @ 102.................       2,534
   1,000    Erie Water Enterprise, Revenue,
              5.13%, 12/1/10, Callable
              12/1/08 @ 100, ACA............       1,066
   1,135    Health Facilities Authority,
              Revenue, Series A, 6.40%,
              1/1/10, Callable 1/1/07
              @ 101.........................       1,116
   2,720    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              Series C-3, 5.70%, 10/1/21,
              Callable 11/1/04 @ 100, FHA...       2,722
   2,355    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.65%, 10/1/28,
              Callable 4/1/05 @ 102.........       2,404
     680    Housing & Finance Authority,
              Multi-Family Revenue Project,
              Series C-3, Class I, AMT,
              4.45%, 4/1/11.................         714
   1,030    Housing & Finance Authority,
              Multi-Family Revenue Project,
              Series C-3, Class I, AMT,
              4.55%, 10/1/12................       1,084
   1,020    Housing & Finance Authority,
              Multi-Family Revenue Project,
              Series C-3, Class I, AMT,
              4.65%, 10/1/13, Callable
              10/1/12 @ 100.................       1,072
   1,140    Housing & Finance Authority,
              Revenue, Single Family
              Program, Series B, 5.00%,
              8/1/13, Callable 2/1/11
              @ 102.........................       1,221
   2,790    Housing & Finance Authority,
              Revenue, Single Family
              Program, Series C-2, AMT,
              7.05%, 4/1/31, Callable
              10/1/16 @ 100, FHA/VA.........       2,868

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   985    Housing & Finance Authority,
              Single Family Housing Revenue,
              Series A-3, 6.30%, 8/1/12,
              Callable 2/1/11 @ 105.........  $    1,039
     525    Housing & Finance Authority,
              Single Family Housing Revenue,
              Series C-2, AMT, 8.40%,
              10/1/21, Callable 4/1/10
              @ 105.........................         547
     895    Housing & Finance Authority,
              Single Family Mortgage
              Revenue, Series B-2, AMT,
              6.80%, 4/1/30, Callable 4/1/09
              @ 105, MBIA-IBC...............         941
   5,992    Ironwood Trust, GO, Series 00A,
              5.80%, 1/1/04, Mandatory Call
              1/1/04 @ 101..................       6,058
   1,150    Larimer County School District
              #R1, Poudre, GO, 5.50%,
              12/15/11, MBIA................       1,334
   1,000    Larimer County School District
              #R1, Poudre, GO, 5.50%,
              12/15/12, MBIA................       1,161
   3,500    Mesa County, Residential
              Revenue, Refunding, 0.00%,
              12/1/11, ETM..................       2,642
  10,000    Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series A, 0.00%, 1/1/07,
              MBIA..........................       9,343
   1,585    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Lawrenceville Brisben Project,
              Series 00-11, AMT, 6.00%,
              11/1/33, Callable 12/1/10
              @ 100.........................       1,644
   1,065    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Landings Project, Series 00-5,
              AMT, 6.00%, 11/1/33, Callable
              12/1/10 @ 100.................       1,105
   2,775    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Castel Highlands Project,
              Series 00-2, AMT, 6.00%,
              11/1/33, Callable 12/1/10
              @ 100.........................       2,878
   2,950    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Northglenn Project, Series
              00-3, AMT, 6.00%, 11/1/33,
              Callable 12/1/10 @ 100........       3,059

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 32

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 2,040    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Tyler's Creek Project, Series
              00-10, AMT, 6.00%, 11/1/33,
              Callable 12/1/10 @ 100........  $    2,116
   2,360    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Centennial East Project,
              Series 00-1, AMT, 6.00%,
              11/1/33, Callable 12/1/10
              @ 100.........................       2,448
   2,075    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Rocky Mountain Project, Series
              00-4, AMT, 6.00%, 11/1/33,
              Callable 12/1/10 @ 100........       2,152
   1,370    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Stanford
              Arms, Series 17, AMT, 5.75%,
              11/1/34, Mandatory Put 11/1/16
              @ 100.........................       1,494
   1,935    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Sterling
              Park, Series 13, AMT, 5.80%,
              11/1/34.......................       2,061
   7,260    Northern Metropolitan District,
              Adams County, GO, 6.50%,
              12/1/16, Callable 12/1/07
              @ 102, MBIA...................       8,110
   5,000    Platte River Power Authority,
              Power Revenue, Series EE,
              5.38%, 6/1/13, Callable 6/1/12
              @ 100.........................       5,681
                                              ----------
                                                 131,930
                                              ----------
Connecticut (1.6%):
   4,350    Stamford, Housing Authority,
              Multi-Family Housing Revenue,
              Rippowam Project, 6.25%,
              10/1/19, Callable 10/1/08
              @ 103.........................       4,639
   9,200    Stamford, Housing Authority,
              Multi-Family Housing Revenue,
              Rippowam Project, 6.38%,
              10/1/29, Callable 10/1/08
              @ 103.........................       9,758
   3,735    State, Special Tax Obligation
              Revenue, Series B, 5.00%,
              1/1/08........................       4,128
                                              ----------
                                                  18,525
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Delaware (0.1%):
 $ 1,430    State Housing Authority, Single
              Family Mortgage, Revenue,
              Series A-1, 5.17%, 1/1/30,
              Callable 7/1/09 @ 101.........  $    1,489
                                              ----------
District of Columbia (1.0%):
   5,920    Certificates of Participation,
              Series R-231, 9.11%, 1/1/13,
              AMBAC*........................       7,223
   1,000    GO, Unrefunded, Balanced
              Referendum A-1, 6.00%, 6/1/11,
              MBIA..........................       1,183
   2,895    Tobacco Settlement Financing
              Corp., Revenue, 5.20%,
              5/15/08.......................       2,940
                                              ----------
                                                  11,346
                                              ----------
Florida (3.7%):
   2,700    Broward County, GO, Series B,
              5.00%, 1/1/08.................       2,993
   2,385    Capital Projects Finance
              Authority, Student Housing,
              Revenue, 5.50%, 10/1/13,
              Callable 10/1/11 @ 102,
              MBIA..........................       2,667
   3,000    Capital Trust Agency, Revenue,
              Seminole Tribe Convention,
              Series C, 6.00%, 10/1/17,
              Callable 10/1/12 @ 101, ACA...       3,241
   3,290    CRS Tax-Exempt Trust,
              Certificates of Participation,
              Series A, 7.38%,
              12/5/21 (b)...................       3,313
   6,325    Fort Pierce, Utilities Authority
              Revenue, 8.61%, 10/1/16,
              Callable 10/1/13 @ 100,
              AMBAC.........................       7,759
   1,135    Housing Finance Corp., Homeowner
              Mortgage Revenue, Series 2,
              AMT, 4.75%, 7/1/19, Callable
              6/1/07 @ 101.50, MBIA.........       1,175
      35    Manatee County, Housing Finance
              Authority, Single Family
              Housing Revenue, Sub-Series 1,
              AMT, 8.38%, 5/1/25,
              GNMA/FHLMC....................          35
   2,500    Miami Health Facilities
              Authority, Health Facilities
              Revenue, 9.14%, 8/15/15 *.....       2,694
   4,435    Miami-Dade County, Aviation
              Revenue, Series C, AMT, 5.25%,
              10/1/10, Callable 10/1/08
              @ 101.........................       4,872

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $   495    Miami-Dade County, Housing
              Finance Authority, Single
              Family Housing Revenue, Series
              A-1, AMT, 5.90%, 6/1/25,
              Callable 6/1/08 @ 103,
              FHLMC.........................  $      518
   2,900    Miami-Dade County, Split
              Obligation, Revenue,
              Sub-Series A, 0.00%, 10/1/16,
              Callable 4/1/08 @ 65.58,
              MBIA..........................       1,576
   1,100    Pompano Beach Water & Sewer
              Revenue, 5.50%, 7/1/16,
              Callable 7/1/07 @ 101, FGIC...       1,216
   1,320    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/08, ACA............       1,173
   1,625    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/09, ACA............       1,380
   1,535    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/12, ACA............       1,124
   4,720    State Board of Education, GO,
              8.60%, 6/1/10.................       5,899
   1,615    Tampa Water & Sewer Revenue,
              0.00%, 10/1/05................       1,567
                                              ----------
                                                  43,202
                                              ----------
Georgia (2.7%):
   1,500    Atlanta Airport Facilities,
              Revenue, Series A, 6.50%,
              1/1/08, AMBAC.................       1,745
   1,640    Augusta Water & Sewer Revenue,
              5.25%, 10/1/14, Callable
              10/1/12 @ 100.................       1,855
   2,805    Clayton County, Housing
              Authority, Multi-Family
              Housing Revenue, Southlake
              Cove Project, 5.60%, 12/20/13,
              Callable 12/20/12 @ 104,
              GNMA..........................       3,131
   5,000    DeKalb County, Housing
              Authority, Multi-Family
              Housing Revenue, Friendly
              Hills Apartments, Series A,
              AMT, 7.05%, 1/1/39, Callable
              1/1/08 @ 104, FHA.............       5,372
   1,765    Fulton County, Housing
              Authority, Multi-Family
              Housing Revenue, Concorde
              Place Apartments Project,
              Series A, AMT, 6.30%, 7/1/16,
              Callable 7/1/06 @ 102.........       2,043

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $ 2,245    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Stonecrest, Series 8, AMT,
              5.90%, 11/1/34, Callable
              12/1/11 @ 100.................  $    2,376
   2,050    State Housing & Finance
              Authority Revenue, Single
              Family Housing Revenue,
              Sub-Series C-1, 5.55%,
              12/1/16, Callable 12/1/07
              @ 101.50......................       2,177
   8,400    State, Series D, 5.80%, 11/1/12,
              Callable 11/1/09 @ 102........       9,820
   2,140    Ware County, GO, Sales Tax,
              4.00%, 10/1/07................       2,285
                                              ----------
                                                  30,804
                                              ----------
Hawaii (0.6%):
   1,140    Honolulu City & County, Mortgage
              Revenue, Smith-Beretania,
              Series 8A, 4.80%, 1/1/12,
              Callable 1/1/04 @ 100, MBIA...       1,141
   4,560    State Airports, System Revenue,
              AMT, 5.50%, 7/1/07............       5,035
   1,225    State Housing & Community
              Development Corp.,
              Multi-Family Housing Revenue,
              Sunset Villas, 5.00%, 7/20/11,
              GNMA..........................       1,275
                                              ----------
                                                   7,451
                                              ----------
Idaho (0.6%):
   1,230    Blaine County, School District
              #61, Certificates of
              Participation, 5.00%, 7/30/10,
              AMBAC.........................       1,382
   1,555    Blaine County, School District
              #61 Hailey, GO, 5.00%,
              7/30/08.......................       1,730
     740    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Sub-Series A, 5.35%,
              7/1/11, Callable 1/1/08
              @ 101.50, FHA/VA..............         762
     520    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series E-2, AMT,
              5.95%, 7/1/14, Callable 1/1/07
              @ 101.50......................         537
     840    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series H, AMT, 6.05%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA/ VA.......................         889

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 34

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Idaho, continued:
 $   485    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series D, AMT, 6.45%,
              7/1/14, Callable 1/1/06 @ 102,
              FHA...........................  $      496
   1,140    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series D-2, AMT,
              4.95%, 7/1/28, Callable 1/1/08
              @ 101.50, FHA.................       1,202
                                              ----------
                                                   6,998
                                              ----------
Illinois (4.9%):
  12,410    Aurora, Multi-Family Housing
              Revenue, Covey Fox Valley
              Apartments Project, 5.30%,
              11/1/27, Callable 11/1/05
              @ 101.........................      13,008
   4,575    Chicago City Colleges, Capital
              Improvement, GO, 6.00%,
              1/1/10, FGIC..................       5,347
   1,000    Chicago Gas Supply Revenue, The
              Peoples Gas Light, Series A,
              6.10%, 6/1/25, Callable 6/1/05
              @ 102.........................       1,070
   4,450    Chicago Heights, GO, Series A,
              5.65%, 12/1/16, Callable
              12/1/08 @ 100, FGIC...........       4,996
   1,435    Chicago Metropolitan Water
              Reclamation District, GO,
              Series D, 5.00%, 12/1/12......       1,613
   1,500    Chicago O' Hare International
              Airport, Passenger Facilities
              Revenue, Series A, AMT, 5.50%,
              1/1/09........................       1,671
   2,055    Chicago, Single Family Mortgage
              Revenue, Series B, 6.00%,
              4/1/26, Callable 4/1/12 @ 103,
              GNMA/FNMA/FHLMC...............       2,202
     700    Chicago, Single Family Mortgage
              Revenue, Series C, 7.00%,
              3/1/32, Callable 9/1/10 @ 105,
              MBIA/GNMA/FNMA/ FHLMC.........         719
   2,135    Chicago, Single Family Mortgage
              Revenue, Series B, 6.00%,
              10/1/33, GNMA/FNMA/ FHLMC.....       2,251

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,000    Chicago, Single Family Mortgage
              Revenue, Series D, AMT, 5.75%,
              10/1/34, Callable 10/1/13
              @ 103, GNMA/FNMA/FHLMC........  $    1,104
   1,195    Clay County, Hospital Revenue,
              5.70%, 12/1/18, Callable
              12/1/08 @ 102.................       1,037
   2,570    Clay County, Hospital Revenue,
              5.90%, 12/1/28, Callable
              12/1/08 @ 102.................       2,183
   1,000    Cook County, School District
              #219, Niles Township, GO,
              5.88%, 12/1/12, Callable
              12/1/10 @ 100, FGIC...........       1,167
   2,660    Cook County, School District
              #219, Niles Township, GO,
              5.88%, 12/1/13, Callable
              12/1/10 @ 100, FGIC...........       3,108
   2,745    De Kalb & Ogle Counties,
              Community College District
              #523, 5.75%, 2/1/13, Callable
              2/1/10 @ 100, FSA.............       3,138
   1,585    Health Facilities Authority,
              Revenue, OSF Healthcare
              System, 6.00%, 11/15/23,
              Callable 11/15/04 @ 101.......       1,615
   1,110    Moline, Mortgage Revenue, Sub-
              Series 1, 0.00%, 5/1/11.......         656
     230    Peoria Moline & Freeport Single
              Family Revenue, Series A, AMT,
              7.60%, 4/1/27, Callable
              10/1/05 @ 105, GNMA...........         240
   3,500    Peru, IDR, Consolidated
              Freightways Corp. Project,
              Series B, 5.25%, 1/1/04.......         665
   3,430    State Development Finance
              Authority, Multi-Family
              Housing Revenue, Series A,
              6.50%, 7/20/15, Callable
              7/20/10 @ 105.................       3,915
   4,465    State Development Finance
              Authority, Multi-Family
              Housing Revenue, Series A,
              6.60%, 7/20/21, Callable
              7/20/10 @ 105.................       5,067
                                              ----------
                                                  56,772
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Indiana (2.6%):
 $ 1,000    Bond Bank, Revenue, Advance
              Purchase Funding, Series B,
              5.00%, 2/1/11, MBIA...........  $    1,115
   4,900    Fremont, IDR, Consolidated
              Freightways Corp. Project,
              5.25%, 5/1/04.................         931
   2,000    Indianapolis, Local Public
              Improvements Bond Bank,
              Revenue, Series A, 6.50%,
              1/1/08........................       2,314
  11,095    Indianapolis Airport Authority,
              Special Facilities Revenue,
              Federal Express Corp. Project,
              AMT, 7.10%, 1/15/17, Callable
              7/15/04 @ 102.................      11,592
   1,715    State Housing Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              6.45%, 7/1/14, Callable 7/1/05
              @ 102, FHA/VA.................       1,752
   3,130    State Toll Finance Authority,
              Toll Road Revenue, 6.00%,
              7/1/15, Callable 7/1/04
              @ 100.........................       3,135
   4,550    Transportation Finance
              Authority, Highway Revenue,
              Series A, 5.75%, 6/1/12,
              AMBAC.........................       5,348
   3,735    Transportation Finance
              Authority, Highway Revenue,
              5.25%, 12/1/13, Callable
              12/1/08 @ 101, MBIA...........       4,177
                                              ----------
                                                  30,364
                                              ----------
Iowa (0.3%):
     530    Finance Authority, Single Family
              Mortgage Revenue, 0.00%,
              9/1/16, AMBAC.................         130
   3,270    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Town
              Center Villas, Series 12, AMT,
              5.80%, 11/1/34, Callable
              12/1/11 @ 100.................       3,506
                                              ----------
                                                   3,636
                                              ----------
Kansas (2.9%):
   4,000    Burlington Environmental
              Improvement Revenue,
              Refunding-Kansas City Power
              and Light, 4.75%, 10/1/17, Put
              10/1/07 @ 100.................       4,254
   3,650    Garden City, Industrial
              Development Revenue, Inland
              Container Corp., 1.10%,
              1/1/08........................       3,650

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $ 2,150    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Mortgage Backed
              Securities Program, Series A,
              AMT, 3.25%, 6/1/27, Callable
              6/1/13 @ 102, GNMA/FNMA.......  $    2,363
   2,815    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Mortgage Backed
              Securities Program, Series A,
              5.25%, 6/1/28, Callable 6/1/12
              @ 103, GNMA/FNMA..............       2,939
   7,085    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Mortgage Backed
              Securities Program, Series
              A-4, 5.65%, 6/1/28, Callable
              6/1/12 @ 103, GNMA/FNMA.......       7,517
   3,135    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Mortgage Backed
              Securities Program, Series
              B-1, 5.95%, 12/1/33, Callable
              12/1/12 @ 105, GNMA/FNMA......       3,360
   4,760    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Mortgage Backed
              Securities Program, Series
              B-2, 6.45%, 12/1/33, AMT,
              Callable 6/1/11 @ 105,
              GNMA/FNMA.....................       5,107
   2,975    Sedgwick County, Single Family
              Mortgage Revenue, Mortgage
              Backed Securities Program,
              Series B-3, 4.00%, 12/1/34,
              Callable 12/1/12 @ 105,
              GNMA/FNMA.....................       3,189
     180    Shawnee County, Single Family
              Mortgage Revenue, 0.00%,
              10/1/16, MBIA.................          49
   1,050    State Development Finance
              Authority, Multi-Family
              Housing Revenue, Series O,
              6.50%, 6/20/34, Callable
              6/20/09 @ 104, GNMA...........       1,090
                                              ----------
                                                  33,518
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 36

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kentucky (1.2%):
 $10,475    Economic Development Finance
              Authority, Health System
              Revenue, Norton Healthcare,
              Inc., Series B, 0.00%,
              10/1/06, MBIA.................  $    9,893
   1,615    Economic Development Finance
              Authority, Health System
              Revenue, Norton Healthcare,
              Inc., Series C, 0.00%,
              10/1/06, MBIA.................       1,605
   1,805    Greater Housing Assistance
              Corp., Mortgage Revenue,
              Castle Village Apartments
              Project, Series A, 5.90%,
              2/1/24, FHA...................       1,806
     690    Meade County, Olin Corp.
              Project, 6.00%, 7/1/07,
              Callable 7/1/04 @ 100.........         695
                                              ----------
                                                  13,999
                                              ----------
Louisiana (3.3%):
     735    Calcasieu Parish Public
              Transportation Authority,
              Mortgage Revenue, Series A,
              AMT, 5.55%, 4/1/12, Callable
              4/1/08 @ 102, GNMA/FNMA.......         778
     515    Calcasieu Parish Public
              Transportation Authority,
              Single Family Mortgage
              Revenue, Series B, 5.00%,
              4/1/28, Callable 4/1/13 @ 105,
              GNMA/FNMA.....................         557
     305    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series B, AMT, 8.00%, 3/1/25,
              GNMA/FHLMC....................         318
   2,025    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series D-2, AMT, 7.05%,
              6/1/31, Callable 6/1/10
              @ 101.........................       2,179
     795    Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series D-1,
              7.50%, 6/1/26, Callable 6/1/10
              @ 105, GNMA/FNMA..............         862
   1,115    Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series C-1,
              7.00%, 6/1/29, Callable 6/1/10
              @ 105, GNMA/FNMA..............       1,202

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,610    Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series B-1,
              AMT, 6.65%, 12/1/33, Callable
              6/1/11 @ 105, GNMA/FNMA.......  $    1,743
   7,985    Jefferson Parrish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series C,
              AMT, 4.50%, 12/1/24, Callable
              12/1/13 @ 100, GNMA/FNMA......       8,031
   3,890    Public Facilities Authority,
              Multi-Family Housing Revenue,
              7.75%, 11/1/16, Callable
              11/1/04 @ 100.50..............       3,937
   3,095    Shreveport, GO, Series A, 6.00%,
              5/1/09, FGIC..................       3,612
   1,475    St. Tammany Public Trust Finance
              Authority, Revenue, Christwood
              Project, 5.70%, 11/15/18,
              Callable 11/15/08 @ 102.......       1,440
   1,000    Stadium & Exposition District
              Revenue, 5.25%, 7/1/16,
              Callable 7/1/09 @ 102, FGIC...       1,104
   4,460    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/11, FSA...................       5,200
   4,320    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/12, FSA...................       5,051
   2,290    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/13, FSA...................       2,684
                                              ----------
                                                  38,698
                                              ----------
Maine (0.5%):
   2,375    State Housing Authority,
              Mortgage Revenue, Series C-2,
              AMT, 6.15%, 11/15/17, Callable
              11/15/05 @ 102, AMBAC.........       2,534
   2,500    State Housing Authority, Single
              Family Housing Revenue, Series
              B-1, 6.05%, 11/15/16, Callable
              11/15/05 @ 102, AMBAC.........       2,622
     925    State Housing Authority, Single
              Family Housing Revenue, Series
              C, AMT, 6.10%, 11/15/16,
              Callable 11/15/06 @ 102.......         977
                                              ----------
                                                   6,133
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Maryland (0.8%):
 $   640    Baltimore County, Multi-Family
              Housing Revenue, Series A,
              0.00%, 9/1/24, Callable 9/1/07
              @ 40.55, FHA..................  $      212
   2,600    Baltimore Port Facilities
              Revenue, 6.50%, 12/1/10,
              Callable 6/1/04 @ 101.........       2,663
   6,130    Prince Georges County Housing
              Authority, Multi-Family
              Housing Revenue, Foxglenn
              Apartments, Series A, AMT,
              0.00%, 5/20/22, Callable
              5/20/04 @ 36.045..............       2,162
   4,460    Prince Georges County Housing
              Authority, Residual Revenue,
              0.00%, 11/1/20................       1,613
     890    Prince Georges County, Housing
              Authority, Single Family
              Mortgage Revenue, AMT, Series
              A, Callable 6/1/12 @ 102,
              5.60%, 12/1/34, GNMA/FNMA/
              FHLMC*........................         948
   1,240    State Community Development,
              Multi-Family Housing Revenue,
              Series E, AMT, 6.85%, 5/15/25,
              Callable 5/15/04 @ 102,
              GNMA/FHA......................       1,271
                                              ----------
                                                   8,869
                                              ----------
Massachusetts (0.4%):
     500    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series 21, AMT,
              7.13%, 6/1/25, Callable 6/1/04
              @ 100.........................         503
   2,500    State Housing Finance Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.40%, 12/1/15,
              Callable 6/1/06 @ 102,
              AMBAC.........................       2,636
   1,405    State Industrial Finance Agency,
              Revenue, University Commons,
              6.55%, 8/1/18, Callable 2/1/08
              @ 105, FHA....................       1,576
                                              ----------
                                                   4,715
                                              ----------
Michigan (0.4%):
   4,000    State Building Authority,
              Revenue, Facilities Program,
              Series 1, 5.00%, 10/15/12,
              Callable 10/15/10 @ 100.......       4,396
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Minnesota (0.7%):
 $   680    Blaine, IDR, Consolidated
              Freightways Corp. Project,
              5.15%, 1/1/04.................  $      129
   1,200    Maplewood, Multi-Family Housing
              Revenue, 6.50%, 9/1/24,
              Callable 9/1/04 @ 102, FHA....       1,233
   1,625    Minneapolis Community
              Development Agency,
              Multi-Family Housing Revenue,
              Riverside Homes Project,
              6.10%, 9/1/19, Callable 9/1/09
              @ 102.........................       1,647
   2,950    Minneapolis, Mortgage Revenue,
              7.00%, 10/1/12, Callable
              10/1/05 @ 100.................       3,061
   2,385    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series A, 5.75%,
              7/1/18, Callable 7/1/09
              @ 100.........................       2,531
                                              ----------
                                                   8,601
                                              ----------
Mississippi (0.5%):
   3,800    Higher Education Assistance
              Corp., Student Loan Revenue,
              Series B-3, AMT, 5.45%,
              3/1/10, GSL...................       4,101
     215    Home Corp., Single Family
              Mortgage Revenue, Access
              Program, Series F, AMT, 7.10%,
              12/1/10, Callable 12/1/04
              @ 103, GNMA...................         216
     470    Home Corp., Single Family
              Mortgage Revenue, Access
              Program, Series B, AMT, 7.90%,
              3/1/25, Callable 3/1/05 @ 106,
              GNMA..........................         475
   1,000    State, Gaming Counties Highway
              Improvements, GO, Series A,
              5.50%, 7/1/08.................       1,134
                                              ----------
                                                   5,926
                                              ----------
Missouri (3.0%):
     915    Cameron, IDA, Health Facilities
              Revenue, Cameron Community
              Hospital, 6.25%, 12/1/12,
              Callable 12/1/10 @101, ACA....       1,041
   1,675    Kansas City, IDA, Multi-Family
              Housing Revenue, Village Green
              Apartments Project, AMT,
              6.25%, 4/1/30, Callable 4/1/08
              @ 102.........................       1,395

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 38

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $ 3,200    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Lakewood, Series 6, AMT,
              5.75%, 11/1/34, Mandatory Put
              11/1/16 @ 100.................  $    3,490
   2,380    Multi-Family Housing Revenue,
              IDA Bond Pass Thru
              Certificates, Beneficial
              Ownership, Oak Crossing IDA,
              Series 11, AMT, 5.75%,
              11/1/34, Callable 12/1/11
              @ 100.........................       2,528
     615    St. Charles, Certificates of
              Participation, Series B,
              4.35%, 5/1/12.................         634
     720    St. Charles, Certificates of
              Participation, Series B,
              4.45%, 5/1/13.................         741
   2,995    St. Louis County Housing
              Authority, Multi-Family
              Housing Revenue, Oakmont
              Hathaway & Brighton, Series A,
              4.55%, 5/1/31, Callable 5/1/11
              @ 100, FNMA...................       3,019
   1,235    St. Louis International, Airport
              Revenue, Series A, 5.00%,
              7/1/09, FSA...................       1,370
  15,000    State Environmental Improvement
              & Energy Resource, 1.60%,
              9/1/33........................      15,001
     605    State Housing Development,
              Single Family Mortgage
              Revenue, Series B, AMT, 6.15%,
              3/1/20, Callable 3/1/10 @ 100,
              GNMA/FNMA.....................         618
     775    State Housing Development,
              Single Family Mortgage
              Revenue, Loan B-1, 7.45%,
              9/1/31, AMT, Callable 3/1/10
              @ 101, MBIA-IBC...............         808
   1,900    State Housing Development,
              Single Family Mortgage
              Revenue, Series C-1, AMT,
              7.15%, 3/1/32, Callable 9/1/10
              @ 101, GNMA/FNMA..............       1,977
   2,000    University City, Multi-Family
              Housing Revenue, 7.38%,
              3/1/21........................       2,128
                                              ----------
                                                  34,750
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Nebraska (1.4%):
 $ 2,200    American Public Energy Agency,
              Gas Supply Revenue, Public Gas
              Agency Project, Series C,
              4.00%, 9/1/08, AMBAC..........  $    2,355
   3,000    Lancaster County, IDR,
              Archer-Daniels-Midland Co.
              Project, 5.90%, 11/1/07,
              Callable 11/1/04 @ 100........       3,074
   5,000    Public Power District Revenue,
              9.11%, 1/1/12, Callable 1/1/08
              @ 101, MBIA...................       6,143
   1,000    State, Certificates of
              Participation, Nebraska
              Information System Project,
              4.40%, 7/1/08.................       1,085
   1,480    University of Nebraska,
              University Revenues, Lincoln
              Student Fees & Facilities,
              Series B, 4.00%, 7/1/11.......       1,563
   2,375    University of Nebraska,
              University Revenues, Lincoln
              Student Fees & Facilities,
              Series B, 4.25%, 7/1/12.......       2,530
                                              ----------
                                                  16,750
                                              ----------
Nevada (0.9%):
   1,620    Housing Division, Multi-Unit
              Housing, Citivista Project,
              Series A, AMT, 5.45%, 10/1/15,
              Callable 10/1/10 @ 100,
              FNMA..........................       1,716
     285    Housing Division, Single Family
              Mortgage Revenue, Sub-Series
              B-1, AMT, 6.00%, 4/1/10,
              Callable 4/1/07 @ 102.........         296
     540    Housing Division, Single Family
              Mortgage Revenue, Sub-Series
              A-1, AMT, 5.20%, 4/1/11,
              Callable 4/1/08 @ 101.50......         554
     455    Housing Division, Single Family
              Mortgage Revenue, Series C,
              AMT, 6.60%, 4/1/14, Callable
              4/1/06 @ 102, FHA/VA..........         468
   3,400    Las Vegas, Convention & Visitors
              Authority, 6.00%, 7/1/13,
              Callable 7/1/09 @ 101,
              AMBAC.........................       3,964

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Nevada, continued:
 $ 1,990    Las Vegas, Special Improvement
              District #707, Special
              Assessment, 5.40%, 6/1/14,
              Callable 6/1/08 @ 102, FSA....  $    2,205
   1,000    Washoe County School District,
              GO, 5.25%, 6/1/15, Callable
              12/1/08 @ 100.................       1,105
                                              ----------
                                                  10,308
                                              ----------
New Hampshire (0.1%):
   1,185    Health & Educational Facilities
              Authority, Revenue, Portsmouth
              Academy, 5.00%, 7/1/13,
              Callable 7/1/09 @ 100, ACA....       1,266
                                              ----------
New Jersey (0.9%):
   1,295    Health Care Facilities, Finance
              Authority Revenue, Shore
              Memorial Health Care System,
              5.00%, 7/1/10, LOC: Radian
              Insurance.....................       1,434
   1,355    Health Care Facilities, Finance
              Authority Revenue, Shore
              Memorial Health Care System,
              5.00%, 7/1/11, LOC: Radian
              Insurance.....................       1,497
     970    State Housing & Mortgage Finance
              Authority, Finance Agency
              Revenue, Series K, AMT, 6.38%,
              10/1/26, Callable 7/1/04
              @ 102.........................         996
   6,040    State Transportation Trust Fund
              Authority, Transportation
              System Revenue, Series A-2,
              5.50%, 6/15/12, FSA...........       6,972
                                              ----------
                                                  10,899
                                              ----------
New Mexico (1.3%):
   1,000    Educational Assistance
              Foundation, Student Loan
              Program, Revenue, Sub-Series
              A-2, AMT, 6.20%, 11/1/08,
              Callable 11/1/06 @ 102, GSL...       1,003
     600    Educational Assistance
              Foundation, Student Loan
              Program, Revenue, Sub-Series
              A-2, AMT, 6.30%, 11/1/09,
              Callable 11/1/06 @ 102, GSL...         602
     600    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              6.05%, 7/1/16, Callable 7/1/07
              @ 102, FNMA/GNMA/FHLMC........         629

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $    70    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series H, AMT, 6.45%,
              7/1/25, Callable 1/1/06 @ 102,
              GNMA/FNMA.....................  $       73
     210    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              6.00%, 1/1/29, Callable 1/1/08
              @ 102, FNMA/GNMA/FHLMC........         220
   1,310    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              4.60%, 9/1/29, Callable 9/1/08
              @ 102, FNMA/GNMA..............       1,367
   2,210    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series E-2, AMT,
              6.80%, 3/1/31, Callable 9/1/09
              @ 102.50, GNMA/FNMA/ FHLMC....       2,482
   3,100    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series C-2, AMT,
              4.70%, 9/1/33, Callable 9/1/12
              @ 102.75, FNMA/GNMA...........       3,268
   1,685    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Valencia
              Apartments, Series 2, AMT,
              5.85%, 5/1/34, Callable 6/1/11
              @ 100.........................       1,794
   2,000    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Manzano Mesa Apartments,
              Series 2, 5.95%, 11/1/34,
              Callable 12/1/11 @ 100........       2,071
   1,445    Regional Housing Authority,
              Region VI Multi-Family
              Revenue, 5.50%, 8/15/20,
              Washington Place Apartments
              Project, AMT, 2/15/13 @ 100,
              ACA...........................       1,486
                                              ----------
                                                  14,995
                                              ----------
New York (4.5%):
     410    City Municipal Water Finance
              Authority, Water & Sewer
              Systems Revenue, Series F,
              5.50%, 6/15/23, Callable
              6/15/04 @ 101.5, MBIA.........         423

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 40

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 5,410    Munimae Trust, RHA Affordable
              Housing, Inc., Class A, 6.15%,
              11/1/39, Callable 4/1/08
              @ 101.........................  $    5,645
     100    New York, GO, 9.97%, 8/13/09
              *.............................         104
   3,000    New York, GO, Series 98-C,
              5.50%, 11/15/10, Callable
              11/15/07 @ 101, ICR...........       3,363
   2,500    New York, GO, Series A,
              5.25%,........................       2,767
            11/1/08
   8,560    New York, GO, Series B, 5.20%,
              8/1/09, Callable 8/1/07 @ 101,
              ICR...........................       9,450
   1,000    New York, GO, Series B, 5.25%,
              8/1/10, Callable 8/1/07
              @ 101.........................       1,073
   5,000    New York, GO, Series C, 5.50%,
              8/1/13, Callable 2/1/13
              @ 100.........................       5,584
   1,000    New York, GO, Series E, 5.25%,
              8/1/08........................       1,104
   4,000    New York, GO, Series F, 5.25%,
              8/1/07........................       4,380
   5,000    New York, GO, Series H, 5.00%,
              8/1/09, Callable 8/1/08
              @ 101.........................       5,545
   1,050    State Dormitory Authority,
              Revenue, Jewish Board of
              Family & Children, 5.00%,
              7/1/10, AMBAC.................       1,176
   1,100    State Dormitory Authority,
              Revenue, Jewish Board of
              Family & Children, 5.00%,
              7/1/11, AMBAC.................       1,232
   1,150    State Dormitory Authority,
              Revenue, Jewish Board of
              Family & Children, 5.00%,
              7/1/12, AMBAC.................       1,287
     875    State Energy Research &
              Development Authority, PCR,
              State Electric & Gas Corp.,
              Series A, 6.05%, 4/1/34,
              Callable 4/1/04 @ 102.........         902
     200    State Mortgage Agency, Homeowner
              Mortgage Revenue, Series 69,
              AMT, 4.70%, 4/1/24, Callable
              3/1/08 @ 101..................         204
   2,000    State, GO, Series A, 5.25%,
              8/1/10, Callable 8/1/07
              @ 101.........................       2,145

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 2,950    State, GO, Series B, 6.38%,
              8/15/09.......................  $    3,183
   2,525    Tobacco Settlement Financing
              Corp., Revenue, Series B-1,
              4.00%, 6/1/07.................       2,647
                                              ----------
                                                  52,214
                                              ----------
North Carolina (0.1%):
     860    Housing Finance Agency, Home
              Ownership Revenue, AMT, Series
              8-A, 5.95%, 1/1/27, Callable
              1/1/10 @ 100..................         914
                                              ----------
North Dakota (0.1%):
     760    State Housing Finance Agency,
              Housing Finance Program
              Revenue, Series A, AMT, 6.00%,
              7/1/17, Callable 1/1/07
              @ 102.........................         798
                                              ----------
Ohio (5.6%):
   6,000    Akron, Municipal Baseball
              Stadium, Certificates of
              Participation, 6.90%,.........       6,574
            12/1/16, Callable 12/1/06 @ 102
     825    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/07, Callable 6/11/07
              @ 97.36, AMBAC................         662
     810    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/08, Callable 6/11/07
              @ 91.99, AMBAC................         614
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/10, Callable 6/11/07
              @ 82.13, AMBAC................         555
     815    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/11, Callable 6/11/07
              @ 77.61, AMBAC................         521
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/13, Callable 6/11/07
              @ 69.29, AMBAC................         468
     815    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/14, Callable 6/11/07
              @ 65.47, AMBAC................         439

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/16, Callable 6/11/07
              @ 58.45, AMBAC................  $      395
     815    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/17, Callable 6/11/07
              @ 55.23, AMBAC................         371
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/19, Callable 6/11/07
              @ 49.31, AMBAC................         333
     810    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/20, Callable 6/11/07
              @ 46.59, AMBAC................         311
   1,310    Cleveland-Cuyahoga County Port
              Authority, Port Development
              Revenue, C & P Docks Project,
              Series 1, AMT, 6.00%, 3/1/07,
              ETM...........................       1,426
   2,100    Cleveland-Cuyahoga County Port
              Authority, Revenue, 5.38%,
              5/15/18, Callable 5/15/08
              @ 102.........................       2,112
   2,225    Cleveland-Cuyahoga County, Port
              Authority, 5.25%, 11/15/15,
              Callable 5/15/12 @ 102........       2,129
   1,055    Cleveland-Cuyahoga County, Port
              Authority Revenue, Series A,
              6.20%, 5/15/22, Callable
              5/15/12 @ 102.................       1,091
     665    Cuyahoga County, Port Authority
              Revenue, 6.25%, 5/15/16,
              Callable 5/15/15 @ 102........         683
   1,805    Cuyahoga County, Port Authority
              Revenue, Capital Improvements
              Project, Series A, 5.38%,
              5/15/19, Callable 5/15/09
              @ 102, LOC: Fifth Third
              Bank..........................       1,758
   2,000    Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              11/1/16, Callable 11/1/04
              @ 100.........................       2,018
     705    Housing Finance Agency, Mortgage
              Revenue, Series B, AMT, 4.65%,
              9/1/20, Callable 9/1/08 @ 101,
              GNMA..........................         709

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,970    Housing Finance Agency, Mortgage
              Revenue, Series A-2, AMT,
              6.38%, 3/1/25, Callable 9/1/04
              @ 102, GNMA...................  $    2,025
   1,105    Lucas County Port Authority,
              Development Revenue, Series E,
              AMT, 6.10%, 11/15/10..........       1,107
     695    Lucas County Port Authority,
              Development Revenue, Series F,
              AMT, 6.00%, 11/15/07..........         754
   1,065    Lucas County, Mortgage Revenue,
              Swan Creek Apartments Project,
              Series A, 5.95%, 12/20/21,
              Callable 12/20/10 @ 102,
              GNMA..........................       1,141
   2,500    Montgomery County, Health Care
              Facilities Revenue, Mary Scott
              Project, Series A, 6.55%,
              9/20/32, Callable 9/1/11
              @ 101, GNMA...................       2,744
   4,500    Montgomery County, Hospital
              Revenue, Kettering Medical
              Center, 5.63%, 4/1/16,
              Callable 4/1/06 @ 102, MBIA...       4,911
   2,535    Ohio Capital Corp., Housing
              Mortgage Revenue, Fish Creek
              Plaza, Series A, 6.00%,
              8/1/24, Callable 8/1/04
              @ 100.........................       2,537
   3,955    Ohio Housing Finance Agency,
              Mortgage Revenue, 4.63%,
              9/1/31, Callable 1/1/11 @ 100,
              GNMA..........................       4,114
   2,000    State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15........................       2,048
   6,000    State Air Quality Development
              Authority, PCR, Cleveland
              Electric, Series B, 3.75%,
              10/1/08, Mandatory Put 10/1/08
              @ 100.........................       6,019
   2,000    State Higher Educational
              Facilities Revenue, Kenyon
              College Project, 4.95%,
              7/1/37, Callable 7/1/15
              @ 100.........................       2,126
     750    State Water Development
              Authority, Pollution Control
              Facilities Revenue, Toledo
              Edison Co., Series A, 2.20%,
              10/1/04, Mandatory Put 10/1/04
              @ 100.........................         750

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 42

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 5,000    State, Major New State
              Infrastructure Revenue, Series
              1, 4.00%, 6/15/11.............  $    5,294
   1,000    State, Mortgage Revenue, 6.20%,
              8/1/17, Callable 8/1/06 @ 102,
              FHA...........................       1,075
     500    Toledo, Lucas County Port
              Authority, Revenue, Northwest
              Ohio Bond Fund, Series D, AMT,
              6.00%, 5/15/11................         525
     975    Toledo, Lucas County Port
              Authority, Development
              Revenue, Series C, 6.00%,
              5/15/11.......................       1,035
   1,090    Toledo, Lucas County Port
              Authority, Development
              Revenue, 4.35%, 11/15/07......       1,145
   1,590    Toledo, Lucas County Port
              Authority, Development
              Revenue, 5.35%, 11/15/12......       1,684
   1,210    University of Akron General
              Receipts, Revenue, Series A,
              5.00%, 1/1/17, Callable 1/1/13
              @ 100, AMBAC..................       1,310
                                              ----------
                                                  65,513
                                              ----------
Oklahoma (0.7%):
   2,025    Broken Arrow Public Golf
              Authorization, Recreational
              Facilities Revenue, 7.25%,
              8/1/20, Callable 8/1/05 @ 105,
              LOC: Radian Insurance.........       2,230
   3,480    Canadian County Home Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              6.70%, 9/1/32, Callable 9/1/10
              @ 104, GNMA...................       3,777
     747    Canadian County Partners Trust,
              5.10%, 8/1/23.................         783
   1,500    State Municipal Power Authority,
              Power Supply Systems Revenue,
              Series B, 3.55%, 1/1/12.......       1,529
                                              ----------
                                                   8,319
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Oregon (1.9%):
 $ 2,215    Clackamas County, School
              District #62, Oregon City, GO,
              Series C, 5.50%, 6/15/10......  $    2,550
   2,395    Clackamas County, School
              District #62, Oregon City, GO,
              Series C, 6.00%, 6/15/11,
              Callable 6/15/10 @ 100........       2,791
   3,520    Clackamas County, School
              District #62, Oregon City, GO,
              Series C, 6.00%, 6/15/12,
              Callable 6/15/10 @ 100........       4,115
   3,920    Clackamas County, School
              District #62, Oregon City, GO,
              Series C, 6.00%, 6/15/13,
              Callable 6/15/10 @ 100........       4,583
   2,420    Keizer Urban Renewal Agency,
              Revenue, North River Economic,
              Series A, 5.00%, 12/1/12......       2,660
   2,170    Marion County, Housing
              Authority, Revenue, Elliott
              Residence, AMT, 7.50%,
              10/20/37, Callable 10/20/06
              @ 105, GNMA...................       2,361
   2,555    State Facilities Authority,
              Multi-Family Revenue
              Authority, Cascadian Terrace
              Apartments A, 5.10%, 11/1/32,
              Callable 11/1/12 @ 100, LOC:
              Bank of the West..............       2,679
                                              ----------
                                                  21,739
                                              ----------
Pennsylvania (1.5%):
   3,000    Dauphin County General
              Authority, GO, Series D,
              1.40%, 6/1/26, Mandatory Put
              3/1/04 @ 100..................       3,000
   2,900    Economic Development Financing
              Authority, Revenue, 30th
              Street Station Garage Project,
              AMT, 5.00%, 6/1/13, Callable
              6/1/12 @ 102, ACA.............       3,054
   1,280    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series 47, AMT, 6.75%,
              10/1/08.......................       1,384
   1,365    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series 47, AMT, 6.75%,
              10/1/09.......................       1,486
   1,455    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series 47, AMT, 6.75%,
              10/1/10.......................       1,587

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
 $ 2,000    Lancaster School District, GO,
              Series A, 5.25%, 5/1/13,
              FGIC..........................  $    2,280
     380    Philadelphia Authority for
              Industrial Development, Senior
              Living Revenue, Arbor House,
              Inc. Project, Series E, 4.70%,
              7/1/13........................         373
     330    Philadelphia Authority for
              Industrial Development, Senior
              Living Revenue, Rieder House
              Project, Series A, Living,
              Revenue, 4.70%, 7/1/13........         324
     310    Philadelphia Authority for
              Industrial Development, Senior
              Living Revenue, Saligman House
              Project, Series C, 4.70%,
              7/1/13........................         305
     500    Philadelphia, GO, 5.13%,
              5/15/14, Callable 5/15/09
              @ 101, FGIC...................         547
   1,700    Philadelphia, GO, Series A,
              5.00%, 2/15/12, XLCA..........       1,887
   1,465    State Public School Building
              Authority, School Revenue,
              Conneaut School District
              Project, 5.25%, 11/1/13,
              FGIC..........................       1,677
                                              ----------
                                                  17,904
                                              ----------
Puerto Rico (3.1%):
   2,315    Childrens Trust Fund, Tobacco
              Settlement Revenue, 6.00%,
              7/1/26, Callable 7/1/10
              @ 100.........................       2,755
   5,000    Commonwealth Highway &
              Transportation Authority,
              Transportation Revenue, Series
              E, 5.50%, 7/1/13, FSA.........       5,862
  10,000    Commonwealth Public Improvement,
              GO, Series C, 5.00%, 7/1/18,
              Mandatory Put 7/1/08 @ 100,
              LOC: Radian Insurance.........      11,029
  10,000    Municipal Finance Agency, GO,
              5.75%, 8/1/12, Callable 8/1/09
              @ 101.........................      11,588
   4,000    Municipal Finance Agency, Series
              A, 5.00%, 8/1/13, Callable
              8/1/12 @ 100, FSA.............       4,480
                                              ----------
                                                  35,714
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Rhode Island (0.3%):
 $ 1,260    Housing & Mortgage Finance
              Corp., Single Family Housing
              Revenue, Homeownership
              Opportunity, Series 21C, AMT,
              6.15%, 4/1/17, Callable
              10/1/06 @ 102.................  $    1,260
   1,560    State Health & Educational
              Building Corp., Hospital
              Financing Revenue, Memorial
              Hospital, 4.00%, 7/1/11, LOC:
              Fleet Bank....................       1,576
   1,000    State Health & Educational
              Building Corp., Hospital
              Financing Revenue, Memorial
              Hospital, 4.00%, 7/1/12, LOC:
              Fleet Bank....................       1,001
                                              ----------
                                                   3,837
                                              ----------
South Carolina (0.0%):
     225    Resource Authority, Local
              Government Program Revenue,
              Series A, 7.25%, 6/1/20,
              Callable 6/1/04 @ 100.........         227
                                              ----------
South Dakota (0.3%):
   1,550    Housing Development Authority,
              Homeownership Mortgage, Series
              D, 4.80%, 5/1/11..............       1,659
   1,950    Housing Development Authority,
              Homeownership Mortgage, Series
              D, 4.90%, 5/1/12, Callable
              11/1/11 @ 100.................       2,081
                                              ----------
                                                   3,740
                                              ----------
Tennessee (1.3%):
     910    Bristol, Industrial Development
              Board, Multi-Family Housing
              Revenue, Shelby Heights
              Apartments Project, Series 97,
              6.10%, 3/1/12, Callable 3/1/07
              @ 101.........................         958
   1,750    Housing Development Agency,
              Single Family Housing Revenue,
              Homeownership Program, Series
              3, AMT, 5.30%, 7/1/10,
              Callable 1/1/09 @ 101.........       1,878
   1,620    Humphreys County, Industrial
              Development Board, Solid Waste
              Disposal Revenue, E.I. Dupont
              De Nemours & Co., AMT, 6.70%,
              5/1/24, Callable 5/1/04
              @ 102.........................       1,676

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 44

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
 $ 3,425    Knox County Health Educational &
              Housing Board, Multi-Family
              Revenue, Eastowne Village
              Project, 4.90%, 6/1/31,
              Putable 6/1/11 @ 100, FNMA....  $    3,570
   3,000    Memphis, GO, General
              Improvement, 5.25%, 4/1/15,
              Callable 4/1/08 @ 101.........       3,315
   1,100    Municipal Energy Acquisition
              Corp., Gas Revenue, 4.13%,
              3/1/09, FSA...................       1,182
   2,000    Tennergy Corp., Gas Revenue,
              5.00%, 6/1/09, MBIA...........       2,234
                                              ----------
                                                  14,813
                                              ----------
Texas (6.2%):
   4,375    Austin, GO, 5.00%, 9/1/12,
              Callable 9/1/11 @ 100.........       4,861
   2,000    Brazos River Authority, PCR,
              Utilities Electric Co., Series
              B, AMT, 5.05%, 6/1/30,
              Mandatory Put 6/19/06 @ 100...       2,091
   4,000    El Paso, Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/08 @ 80.49......       2,680
     390    Fort Worth, Housing Finance
              Corp., Home Mortgage Revenue,
              Refunding, Series A, 8.50%,
              10/1/11, Callable 10/1/04
              @ 100.........................         395
     765    Galveston County, Housing
              Finance Corp., Single Family
              Mortgage Revenue, Series A,
              AMT, 6.20%, 12/1/32, Callable
              12/1/10 @ 104, GNMA/FNMA......         824
     365    Galveston, Property Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              8.50%, 9/1/11, Callable 9/1/04
              @ 100.........................         370
   4,885    Harris County, Hospital District
              Revenue, 5.75%, 2/15/11,
              Callable 8/15/10 @ 100, MBIA..       5,568
   3,345    Harris County, Sports Authority,
              Special Revenue, Series B,
              0.00%, 11/15/11, Callable
              11/15/08 @ 85.80..............       2,374

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 4,950    Harris County, Sports Authority,
              Special Revenue, Series B,
              0.00%, 11/15/14, Callable
              11/15/08 @ 72.72..............  $    2,903
   1,695    Houston Airport, System Revenue,
              Series A, AMT, 5.00%, 7/1/08,
              FGIC..........................       1,857
     945    Houston Housing Finance Corp.,
              Revenue, Sterlingshire
              Apartments, Series A-2, 4.25%,
              11/1/12.......................         931
   9,270    Houston, GO, Capital
              Appreciation, Certificates of
              Obligation, 0.00%, 9/1/10,
              Callable 9/1/04 @ 68.10.......       6,269
   2,365    Houston, Housing Finance Corp.,
              Single Family Mortgage
              Revenue, Refunding, Series
              B-2, 0.00%, 6/1/14, Callable
              12/1/06 @ 58..................       1,093
   1,100    Houston, Public Improvement, GO,
              Series A-2, 5.00%, 3/1/12,
              MBIA..........................       1,232
   1,195    Keller Higher Education
              Facilities Corp., Student
              Housing Revenue, Series A,
              4.25%, 6/1/08.................       1,279
   1,880    Keller, Independent School
              District, Capital
              Appreciation, GO, 0.00%,
              8/15/09.......................       1,579
   1,750    Keller, Independent School
              District, Capital
              Appreciation, GO, 0.00%,
              8/15/10.......................       1,398
   2,480    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Bent
              Tree, Series 3, AMT, 6.00%,
              5/1/34, Mandatory Put 5/1/18
              @ 100.........................       2,729
   2,480    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Silverton, Series 4, AMT,
              6.00%, 5/1/34, Mandatory Put
              5/1/18 @ 100..................       2,729
   2,400    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Ranch
              View, Series 5, AMT, 6.00%,
              5/1/34, Mandatory Put 5/1/18
              @ 100.........................       2,641

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 2,030    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Park
              Row, Series 14, AMT, 5.75%,
              11/1/34, Mandatory Put 11/1/14
              @ 100.........................  $    2,228
   2,540    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Millstone Apartments, Series
              7, 5.85%, 5/1/35, Callable
              6/1/12 @ 100..................       2,636
   1,520    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Grand Reserve Apartments,
              Series 8, 5.95%, 11/1/35,
              Callable 12/1/12 @ 100........       1,576
   2,000    San Antonio Electric & Gas,
              Revenue, 5.00%, 2/1/10........       2,235
   1,555    Southeast Housing Finance Corp.,
              Residential Revenue, Series A,
              0.00%, 11/1/14, Prerefunded
              5/1/05 @ 56.09, ETM...........         857
   2,640    Southeast, Housing Finance
              Corp., Residual Revenue,
              Series A, 0.00%, 9/1/17,
              Callable 3/1/10 @ 68.57.......       1,268
   4,000    State, GO, 10.95%, 9/30/11......       5,580
   2,810    State Affordable Housing Corp.,
              Single Family Mortgage
              Revenue, Teachers Home Loan
              Program, 6.20%, 3/1/32,
              Callable 9/1/12 @ 104.50,
              GNMA/ FNMA*...................       3,107
   2,545    State Affordable Housing Corp.,
              Single Family Mortgage
              Revenue, Series 02-1, AMT,
              7.10%, 3/1/32, Callable 3/1/12
              @ 105, GNMA/FNMA..............       2,787
   1,500    State Department Housing &
              Community Affairs,
              Multi-Family Housing Revenue,
              NHP Foundation -Asmara
              Project, Series A, 6.30%,
              1/1/16, Callable 1/1/07
              @ 102.........................       1,590
   1,945    Tyler, Health Facilities
              Development Corp., Hospital
              Revenue, East Texas Center,
              Series D, 5.38%, 11/1/27,
              Callable 2/16/09 @ 102, FSA...       2,070
                                              ----------
                                                  71,737
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Utah (0.5%):
 $   750    Housing Corp., Single Family
              Mortgage Revenue, Series G,
              Class I, AMT, 3.10%, 7/1/08...  $      756
   2,530    Intermountain Power Agency,
              Power Supply Revenue, Series
              B, 5.00%, 7/1/16, Callable
              7/1/04 @ 100, ETM.............       2,538
     170    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series B-2, AMT,
              6.25%, 7/1/14, Callable 1/1/07
              @ 102, FHA/VA.................         173
     480    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series F, 6.30%,
              7/1/21, Callable 7/1/09
              @ 101.50......................         516
   1,870    Water Finance Agency, Pooled
              Loan Financing Program,
              Revenue, Series A, 5.25%,
              10/1/14, Callable 4/1/11
              @ 100, AMBAC..................       2,087
                                              ----------
                                                   6,070
                                              ----------
Virgin Islands (0.2%):
   1,715    Virgin Islands, Public Finance
              Authority, Revenue, Gross
              Receipts Taxes Loan Note,
              5.00%, 10/1/12, FSA...........       1,930
                                              ----------
Virginia (0.5%):
   1,965    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Woodward
              Gables, IDA, Series 16, AMT,
              5.60%, 11/1/34, Callable
              12/1/11 @ 100.................       2,039
   3,690    Suffolk, Redevelopment & Housing
              Authority, Multi-Family
              Housing Revenue, Oxford
              Apartments Project, 6.10%,
              4/1/26, Callable 10/1/08
              @ 101.........................       3,298
                                              ----------
                                                   5,337
                                              ----------
Washington (5.4%):
   2,000    Chelan Public Utilities,
              Revenue, Series D, AMT, 6.35%,
              7/1/28, Callable 7/1/07 @ 102,
              MBIA..........................       2,262
   3,380    Clark County, Public Utilities
              District #1, Electric Revenue,
              5.00%, 1/1/12, MBIA...........       3,767

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 46

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 3,000    Energy Northwest Electric,
              Revenue, Refunding Project #1
              Series A, 5.50%, 7/1/12,
              5.50%, 7/1/12, Callable 7/1/11
              @101, FSA.....................  $    3,437
  10,675    Energy Northwest Electric,
              Revenue, 5.50%, 7/1/18,
              Callable 7/1/10 @ 100, MBIA...      11,914
   2,000    King County, School District
              #411, Issaquah, GO, 6.25%,
              12/1/12, Callable 6/1/10
              @ 100.........................       2,358
   1,500    King County, School District
              #411, Issaquah, GO, 6.25%,
              12/1/13, Callable 6/1/10
              @ 100.........................       1,769
   1,650    Klickitat County, Public Utility
              District #1, Electric Revenue,
              Series B, 5.25%, 12/1/13,
              Callable 12/1/11 @ 100,
              AMBAC.........................       1,844
   1,700    Quinault Indian Nation, Revenue,
              5.85%, 12/1/12, Callable
              12/1/04 @ 100, ACA............       1,702
   6,390    Quinault Indian Nation, Revenue,
              5.80%, 12/1/15, Callable
              12/1/09 @ 100, ACA............       6,867
   1,235    Spokane Referendum, GO, 5.00%,
              6/1/10........................       1,382
   1,585    Spokane Referendum, GO, 5.00%,
              6/1/12........................       1,770
   2,315    State Housing Finance Community,
              Multi-Family Housing Revenue,
              AMT, 7.00%, 1/1/26, Callable
              1/1/11 @ 105, GNMA............       2,546
   2,500    State Public Power Supply
              System, Nuclear Project #1,
              Revenue, 9.67%, 7/1/11,
              FSA*..........................       3,362
   1,720    State Public Power Supply
              System, Nuclear Project #1,
              Revenue, Series B, 5.13%,
              7/1/16, Callable 7/1/07
              @ 102.........................       1,861
   1,260    State Public Power Supply
              System, Nuclear Project #2,
              Revenue, Series A, 0.00%,
              7/1/07, ETM...................       1,164
   2,500    State Public Power Supply
              System, Nuclear Project #2,
              Revenue, Series A, 5.00%,
              7/1/12, Callable 7/1/08
              @ 102.........................       2,715
   4,500    State Public Power Supply
              System, Nuclear Project #2,
              Revenue, Series A, 6.30%,
              7/1/12........................       5,391

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 3,400    State Public Power Supply
              System, Nuclear Project #3,
              Revenue, Series A, 5.50%,
              7/1/07, Callable 7/1/06 @ 102,
              AMBAC.........................  $    3,737
   2,895    Tacoma Electric Systems,
              Revenue, 5.63%, 1/1/16,
              Callable 1/1/09 @ 101.........       3,248
                                              ----------
                                                  63,096
                                              ----------
Wisconsin (1.0%):
   1,125    Appleton Waterworks, Revenue,
              4.00%, 1/1/08, FGIC...........       1,199
   7,400    Badger Tobacco Asset
              Securitization Corp., 5.00%,
              6/1/08........................       7,459
   1,350    Badger Tobacco Asset
              Securitization Corp., 5.75%,
              6/1/11........................       1,362
   1,105    Housing & Economic Development
              Authority, Home Ownership
              Revenue, Series E, AMT, 5.75%,
              9/1/27, Callable 7/1/10
              @ 100.........................       1,174
                                              ----------
                                                  11,194
                                              ----------
  Total Municipal Bonds                        1,058,682
                                              ----------
WEEKLY DEMAND NOTES (6.3%):
Arizona (0.5%):
   5,000    State University Revenue, Series
              II-R-174, 9.11%, 7/1/09,
              FSA*..........................       6,347
                                              ----------
Colorado (1.1%):
   4,990    Denver City & County, Airport
              Revenue, Series A, AMT, 9.92%,
              5/15/09, Callable 11/15/11
              @ 100, FSA*...................       5,973
   5,660    Douglas County, School District
              #1, Douglas & Elbert Counties,
              Series 163, GO, 9.31%, 6/15/09
              *.............................       7,044
                                              ----------
                                                  13,017
                                              ----------
Illinois (0.6%):
   6,875    Development Finance Authority,
              PCR, Power Co. Project, Series
              B, 1.75%, 4/1/32, MBIA*.......       6,875
                                              ----------
Louisiana (0.6%):
   5,310    Lafayette Public Power
              Authority, Electric Revenue,
              Series II 246-2, 8.61%,
              11/1/10 *.....................       6,654
                                              ----------

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Missouri (0.6%):
 $ 6,500    State Environmental Improvement
              & Energy Resource Authority,
              Environmental Improvement
              Revenue, Amerenue Project,
              Series C, 1.80%, 3/1/35 *.....  $    6,500
                                              ----------
New Jersey (0.8%):
   7,500    State Transportation Trust Fund
              Authority, Series II-R-149,
              9.21%, 12/15/08, AMBAC*.......       9,426
                                              ----------
New York (0.5%):
   5,000    Tobacco Settlement Financing
              Corp., Revenue, Series
              II-R-233, 9.13%, 6/1/20,
              Callable 6/1/13 @ 100,
              AMBAC*........................       5,717
                                              ----------
Oregon (0.6%):
   5,410    Washington, Multinomah & Yamhill
              Counties, School District #1J,
              Series 171, GO, 8.58%, 6/1/14
              *.............................       6,510
                                              ----------
Puerto Rico (0.4%):
   3,460    Childrens Trust Fund, Tobacco
              Settlement Revenue, Series
              149, 10.08%, 7/1/08 *.........       4,625
                                              ----------
Washington (0.6%):
   5,960    State, GO, Series II-R-228,
              9.87%, 7/1/16, Callable 7/1/10
              @ 100, FGIC*..................       7,506
                                              ----------
  Total Weekly Demand Notes                       73,177
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MONTHLY DEMAND NOTES (1.1%):
California (0.3%):
 $ 3,300    Statewide Community Development
              Authority, Revenue,
              Certificates of Participation,
              9.45%, 11/1/15, Callable
              11/1/04 @ 102*................  $    3,438
                                              ----------
Missouri (0.8%):
   9,000    State Environmental Improvement
              and Energy Authority, Union
              Electric Co., Project C,
              1.60%, 9/1/33 *...............       9,000
                                              ----------
  Total Monthly Demand Notes                      12,438
                                              ----------
INVESTMENT COMPANIES (1.5%):
     436    Blackrock Investment Quality
              Municipal Fund................       6,367
     776    Nuveen Premium Income Municipal
              Fund..........................      11,210
                                              ----------
  Total Investment Companies                      17,577
                                              ----------
Total (Cost $1,121,150) (a)                   $1,161,874
                                              ==========

------------
Percentages indicated are based on net assets of $1,162,166.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 50,432
                   Unrealized depreciation......................    (9,708)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 40,724
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.


ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 48

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (99.3%):
Arizona (99.3%):
 $  310     Apache County, Public Finance
              Corp., Certificates of
              Participation, 5.25%, 5/1/04.....  $    312
    500     Apache County, Public Finance
              Corp., Certificates of
              Participation, 5.50%, 5/1/10,
              Callable 5/1/04 @ 101.50.........       503
  1,000     Arizona State University, Revenue,
              6.90%, 7/1/04, Callable
              1/1/04@ 101, AMBAC...............     1,029
    725     Casa Grande, Excise Tax Revenue,
              5.90%, 4/1/09, Callable 4/1/04
              @ 100, FGIC......................       733
  1,665     Casa Grande, Excise Tax Revenue,
              5.00%, 4/1/19, Callable 4/1/14
              @ 100, AMBAC.....................     1,796
  3,000     Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, Series
              A, 5.40%, 11/1/06................     3,299
  2,475     Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, 4.75%,
              11/1/07, Callable 5/1/04 @ 102,
              MBIA.............................     2,552
  5,000     Chandler, Capital Appreciation, GO,
              0.00%, 7/1/07, FGIC..............     4,611
  1,000     Chandler, GO, 4.75%, 7/1/11, FSA...     1,111
  2,400     Coconino County, Unified School
              District #1, Flagstaff, GO,
              5.50%, 7/1/08, Callable 7/1/05
              @ 101, AMBAC.....................     2,563
  1,000     Gilbert, Improvement District #11,
              Special Assessment, 7.60%,
              1/1/04, FGIC.....................     1,000
  1,235     Greater Arizona Development
              Authority, Infrastructure
              Revenue, Series A, 5.60%, 8/1/17,
              Callable 8/1/08 @ 102, MBIA......     1,396
    500     Maricopa County, IDA, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers
              Project, 6.20%, 11/1/11, ETM.....       500
  2,950     Maricopa County, IDA, Single Family
              Mortgage Revenue, Capital
              Appreciation, Series 83A, 0.00%,
              12/31/14, ETM....................     1,882
  1,000     Maricopa County, School District
              #1, Phoenix Elementary, GO,
              5.50%, 7/1/10, Callable 7/1/07
              @ 101, MBIA......................     1,128

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,500     Maricopa County, School District
              #11, GO, 4.75%, 7/1/14, Callable
              7/1/11 @ 100, FGIC...............  $  1,616
  1,720     Maricopa County, School District
              #11, Peoria, Projects of 1996,
              Series D, GO, 5.25%, 7/1/13,
              Prerefunded 7/1/09 @ 101, FGIC...     1,971
  2,000     Maricopa County, School District
              #28, Kyrene Elementary, Capital
              Appreciation, Series C, GO,
              0.00%, 1/1/11, FGIC..............     1,568
  1,000     Maricopa County, School District
              #3, Tempe Elementary, Project of
              1997, Series E, GO, 5.40%,
              7/1/13, Callable 7/1/09 @ 101,
              FGIC.............................     1,129
  1,015     Maricopa County, School District
              #38, Madison Elementary, GO,
              5.30%, 7/1/08, Callable 1/1/04
              @ 101, AMBAC.....................     1,025
  1,215     Maricopa County, School District
              #38, Madison Elementary, GO,
              5.80%, 7/1/15, Prerefunded 7/1/06
              @ 101, MBIA......................     1,350
  1,225     Maricopa County, School District
              #4, GO, 5.00%, 7/1/11, FSA.......     1,381
  3,100     Maricopa County, School District
              #69, Paradise Valley, GO, 5.80%,
              7/1/09, AMBAC....................     3,595
  1,000     Maricopa County, School District
              #69, Paradise Valley, GO, 6.35%,
              7/1/10, MBIA.....................     1,201
  1,000     Maricopa County, School District
              #69, Paradise Valley, GO, Series
              A, 5.25%, 7/1/14, FGIC...........     1,147
  1,000     Maricopa County, School District
              #97, 5.00%, 7/1/11, Callable
              7/1/08 @ 100, MBIA...............     1,102
  1,090     Mesa, GO, 5.38%, 7/1/14............     1,262
  2,000     Mesa, GO, 5.75%, 7/1/14,
              Prerefunded 7/1/09 @ 100, FGIC...     2,326
  3,000     Mesa, IDA, Revenue, Series A,
              5.63%, 1/1/29, MBIA..............     3,256
  1,000     Mesa, Street & Highway Revenue,
              5.00%, 7/1/12....................     1,124

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $2,250     Mesa, Street & Highway Revenue,
              Series A, 5.30%, 7/1/17,
              Prerefunded 7/1/09 @ 100, FSA....  $  2,565
  1,000     Mesa, Utility System Revenue,
              5.38%, 7/1/12, Prerefunded 7/1/05
              @ 101, FGIC......................     1,071
  1,205     Mohave County, Elementary School
              District #16, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA......     1,337
  2,050     Navajo County, School District #10,
              Series A, GO, 5.13%, 7/1/12,
              Callable 7/1/07 @ 101, FGIC......     2,286
  1,000     Oro Valley Municipal Property
              Corp., Municipal Water System
              Revenue, Canada Hills, 5.45%,
              7/1/14, Callable 7/1/08 @ 101,
              MBIA.............................     1,143
    850     Peoria, GO, 5.40%, 4/1/14, FGIC....       954
  1,000     Peoria, GO, 5.00%, 4/1/20, Callable
              4/1/09 @ 100, FGIC...............     1,068
  1,000     Phoenix, Civic Improvement Corp.,
              Excise Tax Revenue, Series B,
              5.75%, 7/1/11, Callable 7/1/10
              @ 101............................     1,162
  2,000     Phoenix, Civic Improvement Corp.,
              Excise Tax Revenue, Airport
              Improvements, Series B, 6.00%,
              7/1/08, Callable 7/1/04 @ 102....     2,087
  1,000     Phoenix, GO, Series A, 5.40%,
              7/1/07...........................     1,114
  2,000     Phoenix, GO, 5.88%, 7/1/17,
              Prerefunded 7/1/10 @ 100.........     2,341
    430     Phoenix, IDA, Single Family
              Mortgage Revenue, Series A, AMT,
              5.35%, 6/1/20, Callable 12/1/07
              @ 101.50, GNMA/FNMA/ FHLMC.......       443
  2,000     Phoenix, Street & Highway User
              Revenue, 6.50%, 7/1/09, ETM......     2,325
  2,500     Phoenix, Street & Highway User
              Revenue, Capital Appreciation,
              Series A, 0.00%, 7/1/12, FGIC....     1,825
  1,500     Pima County, IDA, Health Partners,
              Revenue, Series A, 5.30%, 4/1/07,
              MBIA.............................     1,651
    485     Pima County, IDA, Single Family
              Mortgage Revenue, Series A,
              6.40%, 8/1/11, Callable 8/1/05
              @ 102............................       496

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
$    60     Pima County, IDA, Single Family
              Mortgage Revenue, Series A,
              7.63%, 2/1/12, Callable 2/1/04
              @ 100, FHA.......................        60

    350     Pima County, IDA, Single Family
              Mortgage Revenue, Series B, AMT,
              6.95%, 11/1/23, Callable 5/1/07
              @ 103.38, GNMA/ FNMA/FHLMC.......  $    368
  2,000     Pima County, Unified School
              District #1, Tucson, GO, 5.38%,
              7/1/09, FGIC.....................     2,282
  1,000     Pima County, Unified School
              District #1, Tucson, GO, 5.88%,
              7/1/14, FGIC.....................     1,033
  1,560     Pima County, University School
              District #12, Sunnyside, GO,
              5.00%, 7/1/14, FSA...............     1,742
  2,015     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series
              A, 6.00%, 1/1/07.................     2,253
  1,815     Santa Cruz County, IDA, Citizens
              Utility Co., Revenue, 4.75%,
              8/1/20, Putable 8/1/07 @ 100.....     1,811
  3,000     School Facilities Board,
              Certificates of Participation,
              Series A, 5.25%, 9/1/17, Callable
              3/1/13 @ 100, MBIA...............     3,312
  1,500     School Facilities Board,
              Certificates of Participation,
              Series A, 5.00%, 9/1/12, MBIA....     1,682
  1,000     School Facilities Board, Revenue,
              State School Improvement, 5.00%,
              7/1/11...........................     1,128
  2,500     School Facilities Board, Revenue,
              State School Improvement, 5.25%,
              7/1/14, Callable 7/1/12 @ 100....     2,810
  1,000     Scottsdale, GO, 5.25%, 7/1/06......     1,089
  2,000     Scottsdale, GO, 5.25%, 7/1/18,
              Callable 7/1/11 @ 101............     2,202
  2,500     Scottsdale, IDA, Hospital Revenue,
              Scottsdale Memorial Hospitals,
              Series A, 6.13%, 9/1/17, Callable
              9/1/07 @ 102, AMBAC..............     2,859
  2,000     Scottsdale, Preservation, GO,
              5.75%, 7/1/18, Prerefunded 7/1/09
              @ 100............................     2,326

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 50

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,065     Scottsdale, Street & Highway User
              Revenue, 5.50%, 7/1/07...........  $  1,190
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.13%, 12/1/07,
              ACA..............................     1,091
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.50%, 12/1/17,
              Callable 12/1/07 @ 100, ACA......     1,050
  1,000     State Municipal Financing Program,
              Certificates of Participation,
              Series 20, 7.70%, 8/1/10, BIG....     1,243
  1,720     State Power Authority, Resource
              Revenue, Hoover Uprating Project,
              5.00%, 10/1/10...................     1,933
  2,500     State Power Authority, Resource
              Revenue, Hoover Uprating Project,
              5.25%, 10/1/17...................     2,838
    500     State Transportation Board, Highway
              Revenue, 6.00%, 7/1/10, Callable
              7/1/09 @ 100.....................       579
  2,000     State Transportation Board, Highway
              Revenue, Series A, 5.25%, 7/1/17,
              Callable 7/1/12 @102.............     2,240
  3,000     State Transportation Board, Highway
              Revenue, Series B, 5.25%, 7/1/18,
              Callable 7/1/12 @ 100............     3,299
  1,500     State University Revenue, 5.25%,
              7/1/12, FSA......................     1,718
  1,030     Student Loan Acquisition Authority,
              Revenue, Series A-1, AMT, 5.40%,
              5/1/10, Callable 11/1/09 @ 102,
              GSL..............................     1,131
  1,000     Student Loan Acquisition Authority,
              Revenue, Series A-1, AMT, 5.88%,
              5/1/18, Callable 11/1/09 @ 102,
              GSL..............................     1,074
  2,500     Surprise Municipal Property Corp.,
              Revenue, 5.70%, 7/1/20, Callable
              7/1/09 @ 101, FGIC...............     2,849
    970     Tempe, Excise Tax Revenue, Series
              A, 5.63%, 7/1/20, Callable 7/1/09
              @ 100............................     1,088
  3,000     Tempe, Unified School District
              #213, Project of 1998, Series B,
              GO, 5.13%, 7/1/14, Prerefunded
              7/1/09 @ 101, FGIC...............     3,418

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Tucson, Airport Authority, Revenue,
              5.00%, 6/1/12, FSA...............  $  1,115
  2,000     Tucson, GO, 5.00%, 7/1/11..........     2,255
  1,725     Tucson, Street & Highway User
              Revenue, Series 94-E, 5.50%,
              7/1/15, Callable 7/1/10 @ 100,
              FGIC.............................     1,944
    700     University Foundation, Certificates
              of Participation, Series 8,
              4.90%, 8/1/09, MBIA..............       781
    500     University of Arizona, Certificates
              of Participation, 5.50%, 6/1/14,
              Callable 6/1/11 @ 100, AMBAC.....       570
  1,700     University of Arizona, Certificates
              of Participation, Series A,
              5.50%, 6/1/17, Callable 6/1/12
              @ 100............................     1,906
  2,000     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.75%, 10/1/11,
              Callable 10/1/09 @ 101...........     2,315
    750     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/12,
              Callable 10/1/11 @ 100...........       856
  1,110     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.63%, 10/1/14,
              Callable 10/1/09 @ 101...........     1,275
  1,000     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/15,
              Callable 10/1/09 @ 101...........     1,122
  1,600     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.50%, 10/1/16,
              Callable 10/1/09 @ 101...........     1,802
  1,500     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/18,
              Callable 10/1/11 @ 100...........     1,663
  1,100     Yavapai County, IDA, Hospital
              Facility Revenue, Yavapai
              Regional Medical Center, Series
              A, 5.13%, 12/1/13, Callable
              6/1/07 @ 102, FSA................     1,206
  1,305     Yuma County, GO, Elementary School
              District #1, 5.25%, 7/1/10,
              Callable 7/1/07 @ 101, MBIA......     1,449

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $3,000     Yuma County, IDA, Multi-Family
              Revenue, Series A, AMT, 6.10%,
              9/20/34, Callable 9/20/09 @ 106,
              GNMA.............................  $  3,077
  1,000     Yuma County, IDA, Hospital Revenue,
              Yuma Regional Medical Center,
              5.50%, 8/1/09, Callable 8/1/07
              @ 102, MBIA......................     1,126
                                                 --------
  Total Municipal Bonds                           151,496
                                                 --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES (0.4%):
    679     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................       679
                                                 --------
  Total Investment Companies                          679
                                                 --------
Total (Cost $140,159) (a)                        $152,175
                                                 ========

------------
Percentages indicated are based on net assets of $152,602.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 12,124
                   Unrealized depreciation......................      (108)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 12,016
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.


ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 52

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (98.3%):
Arizona (0.5%):
 $1,000     Tucson & Pima County, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM..............................  $    640
                                                 --------
California (2.7%):
  1,990     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              3/1/14, ETM......................     1,326
  1,715     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              1/1/19, ETM......................       857
  2,850     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              9/1/19, ETM......................     1,382
                                                 --------
                                                    3,565
                                                 --------
Colorado (1.2%):
  2,600     El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM..............................     1,588
                                                 --------
Kansas (1.2%):
  1,600     Kansas City, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/14, ETM.....................     1,022
  1,000     Saline County, Single Family
              Mortgage Revenue, Series 83A,
              0.00%, 12/1/15, ETM..............       604
                                                 --------
                                                    1,626
                                                 --------
Kentucky (85.0%):
  1,000     Asset Liability Common General
              Fund, Revenue, Project Notes,
              First Series, 5.00%, 2/1/06,
              MBIA.............................     1,067
  2,300     Asset Liability Common General
              Fund, Revenue, Project Notes,
              First Series, 5.00%, 2/1/07,
              MBIA-IBC.........................     2,509
  1,500     Berea College, Utility Revenue,
              AMT, 5.90%, 6/1/17, Callable
              6/1/07 @ 102.....................     1,612
  1,205     Boone & Florence Counties, Water
              Supply System Revenue, 4.00%,
              12/1/08, FGIC....................     1,292
  1,740     Boone County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 8/1/17, Callable
              8/1/10 @ 101.....................     1,933
  1,000     Boone County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 8/1/20, Callable
              8/1/10 @ 101.....................     1,095
  1,010     Bowling Green, GO, 5.25%, 6/1/13,
              Callable 6/1/10 @ 101............     1,122
    180     Campbell & Kenton Counties,
              Sanitation District #1,
              Sanitation District Revenue,
              7.13%, 8/1/05, ETM...............       183

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     Carrollton & Henderson Counties,
              Public Energy Authority, Gas
              Revenue, Series A, 5.00%, 1/1/09,
              FSA..............................  $  1,115
  1,225     Christian County, Lease Revenue,
              5.10%, 8/1/13, Callable 11/1/10 @
              101..............................     1,354
  1,100     Economic Development Finance
              Authority, Catholic Health
              Initiatives Revenue, 4.25%,
              9/1/09...........................     1,170
    425     Economic Development Finance
              Authority, Catholic Health
              Initiatives Revenue, 5.38%,
              12/1/11, Callable 6/1/08 @ 101...       458
  1,645     Fayette County, School Building
              Revenue, 5.50%, 6/1/19, Callable
              6/1/10 @ 101.....................     1,832
  1,200     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 9/1/13, Callable
              9/15/09 @ 101....................     1,335
  2,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 9/1/17, Callable
              9/15/09 @ 101....................     2,218
  1,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 9/1/18, Callable
              9/15/09 @ 101....................     1,117
  1,255     Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, Series A,
              5.35%, 1/1/13, Callable 1/1/07 @
              102..............................     1,392
  1,415     Greater Kentucky Housing Assistance
              Corp., Multi-Family Housing
              Revenue, Series A, 5.90%, 2/1/14,
              FHA..............................     1,417
  1,505     Hardin County, School District
              Finance Corp., School District
              Revenue, 5.50%, 2/1/14, Callable
              2/1/10 @ 101.....................     1,706
    960     Hardin County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 2/1/15, Callable
              2/1/10 @ 101.....................     1,083
    200     Hardin County, Water District #1,
              Waterworks Revenue, 6.70%,
              9/1/05...........................       204
    745     Housing Corp., Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102, FHA/VA......................       787

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  270     Infrastructure Authority, Revenue,
              5.25%, 8/1/04....................  $    276
    325     Infrastructure Authority, Revenue,
              Unrefunded Government Agencies-E,
              5.40%, 8/1/06....................       332
    320     Infrastructure Authority, Revenue,
              Unrefunded Government Agencies-E,
              5.75%, 8/1/13....................       328
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/10,
              Callable 4/1/06 @ 102, AMBAC.....     1,105
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/11,
              Callable 4/1/06 @ 102, AMBAC.....     1,105
    500     Jefferson County, Capital Projects,
              First Mortgage Revenue, 6.38%,
              12/1/07, ETM.....................       580
  1,250     Jefferson County, GO, 4.00%,
              4/1/10...........................     1,332
  1,825     Jefferson County, GO, Capital
              Appreciation, Series B, 0.00%,
              8/15/06, FSA.....................     1,736
    930     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 5.65%,
              1/1/10, Callable 1/1/07 @ 102....     1,004
    400     Jefferson County, Hospital Revenue,
              Louisville Medical Center, 5.00%,
              5/1/08...........................       431
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/13,
              Callable 1/1/10 @ 101............     1,115
  1,490     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/14,
              Callable 1/1/10 @ 101, FSA.......     1,660
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 5.25%, 6/1/17,
              Callable 7/1/09 @ 101, FSA.......     1,099
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.00%, 4/1/18,
              Callable 4/1/11 @ 101, FSA.......     1,070

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,320     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 1/1/19, Callable
              7/1/09 @ 101, FSA................     1,435
  1,430     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/07,
              Callable 7/1/05 @ 102, MBIA......  $  1,542
  1,000     Jefferson County, School District
              Financial Corp., 5.25%, 1/1/10,
              Callable, 7/1/09 @ 101...........     1,130
  2,315     Junction City, College Revenue,
              Centre College Project, 5.70%,
              4/1/12, Callable 4/1/07 @ 102....     2,633
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              5.00%, 3/1/07, MBIA..............     1,082
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              5.00%, 3/1/08, MBIA..............     1,091
  2,115     Kenton County, Airport Revenue,
              Series C, AMT, 5.00%, 3/1/11,
              MBIA.............................     2,302
  1,120     Lexington-Fayette County, Urban
              County Government, Series D, GO,
              5.00%, 12/1/09...................     1,261
    935     Lexington-Fayette County, Urban
              County Government, Governmental
              Project Revenue, University of
              Kentucky Alumni Association, Inc.
              Project, 6.50%, 11/1/07,
              Prerefunded 11/1/04 @ 102,
              MBIA.............................       996
  1,000     Lexington-Fayette County, Urban
              County Government, Sewer System
              Revenue, Series A, 5.00%, 7/1/17,
              Callable 7/1/11 @ 101............     1,075
  1,420     Louisville & Jefferson County,
              Airport Authority Revenue, AMT,
              6.00%, 7/1/10, Callable 7/1/07 @
              102, MBIA........................     1,610
  1,500     Louisville & Jefferson County,
              Metropolitan Sewer District,
              Sewer Revenue, Series A, 5.50%,
              5/15/15, Callable 11/15/09 @ 101,
              FGIC.............................     1,698
  1,000     Louisville & Jefferson County,
              Regional Airport Authority,
              Airport System Revenue, Series A,
              5.75%, 7/1/15, Callable 7/1/11 @
              101, FSA.........................     1,117

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 54

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  825     Louisville & Jefferson County,
              Sewer & Drain System Revenue,
              6.40%, 5/15/08, Prerefunded
              11/15/04 @ 102, AMBAC............  $    880
    300     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.00%,
              4/1/05...........................       303
  1,115     Louisville Waterworks Board, Water
              System Revenue, 5.00%, 11/15/11..     1,240
  1,000     Louisville Waterworks Board, Water
              System Revenue, 5.13%, 11/15/15,
              Callable 11/15/10 @ 100, FSA.....     1,100
  1,000     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.20%, 11/1/05, Callable 11/1/04
              @ 102, MBIA......................     1,058
  2,090     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.40%, 11/1/07, Callable 11/1/04
              @ 102, MBIA......................     2,202
    240     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/06...........................       245
    460     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/07...........................       470
  1,260     Northern Kentucky University,
              5.00%, 12/1/09, AMBAC............     1,417
    100     Richmond, Water, Gas & Sewer
              Revenue, Series A, 5.00%, 7/1/14,
              Callable 7/1/08 @ 102, MBIA......       109
    255     Richmond, Water, Gas & Sewer
              Revenue, Series B, 5.00%, 7/1/14,
              Callable 7/1/08 @ 102, MBIA......       279
  1,245     State Economic Development Finance
              Authority, Hospital Revenue,
              Southern Central Nursing Homes,
              6.00%, 1/1/27, Callable 1/1/08 @
              105, FHA.........................     1,419
  1,000     State Property & Buildings,
              Commission Revenues, Project #71,
              4.00%, 8/1/05....................     1,041
  1,000     State Property & Buildings,
              Commission Revenues, Project #56,
              5.70%, 9/1/06, Callable 9/1/04 @
              102..............................     1,051

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.30%, 5/1/07, Callable 11/1/05 @
              102..............................     1,090
  1,000     State Property & Buildings,
              Commission Revenues, Project #56,
              5.80%, 9/1/07, Callable 9/1/04 @
              102..............................  $  1,052
  2,000     State Property & Buildings,
              Commission Revenues, Project #74,
              5.38%, 2/1/09, FSA...............     2,268
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.38%, 11/1/09, Callable 11/1/05
              @ 102............................     1,092
  1,000     State Property & Buildings,
              Commission Revenues, Project 69,
              Series D, 5.50%, 8/1/10, FSA.....     1,155
  1,500     State Property & Buildings,
              Commission Revenues, Project #64,
              6.00%, 2/1/11, Callable 2/1/10 @
              100, FSA.........................     1,767
  1,335     State Property & Buildings,
              Commission Revenues, Project #73,
              5.25%, 11/1/12, Callable 11/1/11
              @ 100............................     1,506
  2,000     State Property & Buildings,
              Commission Revenues, Project #64,
              5.75%, 5/1/14, Callable 11/1/09 @
              100..............................     2,337
  1,000     State Property & Buildings,
              Commission Revenues, Project #68,
              5.75%, 10/1/15, Callable 10/1/10
              @ 100............................     1,142
  1,500     State Property & Buildings,
              Commission Revenues, Project #66,
              Series A, 5.60%, 5/1/16, Callable
              5/1/10 @ 100, MBIA...............     1,740
  1,500     State Property & Buildings,
              Commission Revenues, Project #73,
              5.13%, 9/1/16, Callable 9/1/10 @
              100..............................     1,637
    715     State Property & Buildings,
              Commission Revenues, Project #65,
              6.00%, 2/1/18, Prerefunded 2/1/10
              @ 100............................       842
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.10%, 11/1/18, Callable 11/1/09
              @ 100............................     1,073

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     State Property & Buildings,
              Commission Revenues, Project #
              71, 5.50%, 8/1/12, MBIA-IBC......  $  1,160
  1,000     State Property & Buildings,
              Community Revenue, Project #81,
              5.00%, 11/1/15, Callable 11/1/13
              @ 100, AMBAC.....................     1,107
  1,395     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.40%,
              7/1/05, AMBAC....................     1,479
  3,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/08, AMBAC....................     3,400
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC....................     1,173
  2,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC....................     2,292
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC.....................       824
    665     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC............................       718
  1,935     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Prerefunded 7/1/05 @ 102,
              AMBAC............................     2,099
    125     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC............................       135
    375     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Prerefunded 7/1/05 @ 102,
              AMBAC............................       407

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project Series A,
              5.50%, 7/1/11....................  $  1,157
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, Series A,
              5.50%, 7/1/10....................     1,152
    105     State Turnpike Authority, Resource
              Recovery Revenue, 6.13%, 7/1/07..       114
    295     State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              ETM..............................       329
    115     State Turnpike Authority, Toll Road
              Revenue, Refunding, 6.13%,
              7/1/08, ETM......................       126
  1,250     University of Kentucky Revenue,
              Construction of Educational
              Buildings, Series Q, 5.00%,
              5/1/11, Callable 5/1/10 @ 100....     1,388
                                                 --------
                                                  110,721
                                                 --------
Louisiana (3.2%):
    905     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              A-1, 6.65%, 6/1/15, Callable
              12/1/07 @ 104, GNMA/FNMA.........     1,008
  4,300     New Orleans, Home Mortgage
              Authority, Single Family Mortgage
              Revenue, Series A, 0.00%,
              10/1/15, MBIA....................     2,618
  1,000     Public Facilities Authority,
              Multi-Family Housing Revenue,
              Series B, 0.00%, 12/1/19, ETM....       458
                                                 --------
                                                    4,084
                                                 --------
Mississippi (0.8%):
  2,500     State Home Corp., Single Family
              Mortgage Revenue, 0.00%, 9/15/16,
              Callable 3/15/04 @ 41.70, ETM....     1,037
                                                 --------
Puerto Rico (2.4%):
  2,000     Commonwealth Highway &
              Transportation Authority,
              Transportation Revenue, Series A,
              0.00%, 7/1/17, AMBAC.............     1,153

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 56

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico, continued:
 $1,000     Commonwealth Highway and
              Transportation Authority, Highway
              Revenue, Series AA, 5.00%,
              7/1/26, Callable 7/1/10, @ 100,
              FSA..............................  $  1,114
  1,480     GO, Unlimited, 0.00%, 7/1/17,
              MBIA.............................       853
                                                 --------
                                                    3,120
                                                 --------
Texas (1.3%):
  1,000     Central Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Series A, 0.00%, 9/1/16, ETM.....       574
  1,850     Port Arthur Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 3/1/15....................     1,149
                                                 --------
                                                    1,723
                                                 --------
  Total Municipal Bonds                           128,104
                                                 --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES (0.8%):
  1,043     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................  $  1,043
     12     One Group Municipal Money Market
              Fund, Class I (b)................        12
                                                 --------
  Total Investment Companies                        1,055
                                                 --------
Total (Cost $118,356) (a)                        $129,159
                                                 ========

------------
Percentages indicated are based on net assets of $130,397.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 10,843
                   Unrealized depreciation......................       (40)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 10,803
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

See notes to financial statements.


ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (97.1%):
Louisiana (96.6%):
 $1,990     Alexandria Utilities, Revenue,
              4.00%, 5/1/07, AMBAC.............  $  2,117
  1,230     Ascension Parish, Gravity Drain,
              Sales & Use Tax Revenue, 5.50%,
              12/1/08, Callable 12/1/06 @ 100,
              FGIC.............................     1,351
    995     Ascension Parish, Sales & Use Tax
              Revenue, Sales Tax District #2,
              Series ST, 4.00%, 11/1/08, FSA...     1,066
  1,000     Calcasieu Parish Public
              Transportation Authority, Student
              Lease, Revenue, McNeese Student
              Housing Project, 5.38%, 5/1/16,
              Callable 5/1/11 @ 101, MBIA......     1,116
     20     East Baton Rouge Parish, Mortgage
              Finance Authority, Revenue,
              Series B, 5.30%, 10/1/14, GNMA...        20
    500     East Baton Rouge Parish, Sales &
              Use Tax Revenue, 5.90%, 2/1/16,
              FGIC.............................       533
  1,000     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/11,
              Callable 2/1/09 @ 101, FGIC......     1,131
  1,595     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/14,
              Callable 2/1/09 @ 101, FGIC......     1,805
  1,310     East Baton Rouge Parish, Sales &
              Use Tax Revenue, 5.50%, 2/1/15,
              Callable 2/1/09 @ 101, FGIC......     1,474
    500     East Baton Rouge Parish, Sales &
              Use Tax Revenue, Series ST,
              5.80%, 2/1/07, Callable 2/1/05
              @ 101.50, FGIC...................       532
    845     East Baton Rouge Parish, Sales &
              Use Tax Revenue, Series ST,
              5.80%, 2/1/08, Callable 2/1/05
              @ 101.50, FGIC...................       900
    910     East Baton Rouge Parish, Sales &
              Use Tax Revenue, Series ST,
              5.80%, 2/1/09, Callable 2/1/05
              @ 101.50, FGIC...................       969
  3,000     Government Facilities Revenue,
              5.25%, 12/1/18, AMBAC............     3,352
    870     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 4.80%, 12/1/10,
              Callable 12/1/07 @ 101,
              GNMA/FNMA........................       912

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   15     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              A-1, 5.70%, 6/1/15, Callable
              6/1/05 @ 102, GNMA/FNMA/FHLMC....  $     15
    320     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B, 6.00%, 6/1/15, GNMA/FNMA......       337
    210     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2, AMT, 6.10%, 12/1/11,
              Callable 12/1/06 @ 102,
              GNMA/FNMA........................       221
    195     Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue,
              7.38%, 1/1/11, Callable 2/13/04
              @ 103............................       200
  1,000     Iberville Parish, Consolidated
              School District #5, GO, 5.00%,
              10/1/05, FSA.....................     1,062
    300     Jefferson Parish, Hospital Services
              Revenue, District #1, 5.10%,
              1/1/05, Callable 1/1/04 @ 102,
              FGIC.............................       307
  2,000     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 5.00%,
              2/1/08, MBIA.....................     2,211
  1,495     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 5.50%,
              3/1/09, AMBAC....................     1,705
  2,070     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 0.00%,
              9/1/09, FSA......................     1,737
  2,500     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 4.00%, 3/1/08, AMBAC...     2,668
  1,000     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.35%, 3/1/13, Callable
              3/1/09 @ 101.50, FGIC............     1,120
  1,195     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.45%, 3/1/14, Callable
              3/1/09 @ 101.50, FGIC............     1,349
  1,985     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.60%, 3/1/17, Callable
              3/1/09 @ 101.50, FGIC............     2,249
    175     Lafourche Parish, Hospital Service,
              District #3, Hospital Revenue,
              5.50%, 10/1/04, Callable 10/1/03
              @ 102............................       179

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 58

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,500     New Orleans Certificate of
              Indebtedness, GO, 5.00%, 3/1/07,
              MBIA.............................  $  1,638
    350     New Orleans, GO, 5.85%, 11/1/09,
              Prerefunded 11/1/05 @ 100, FGIC..       378
  1,815     New Orleans, GO, 0.00%, 9/1/17,
              AMBAC............................       983
    500     New Orleans, Home Mortgage, SO,
              6.25%, 1/15/11, ETM..............       592
  1,370     New Orleans, Sewer Service Revenue,
              4.50%, 6/1/09, FGIC..............     1,499
  1,000     New Orleans, Sewer Service Revenue,
              5.38%, 6/1/14, Callable 6/1/10
              @ 101, FGIC......................     1,124
  1,000     New Orleans, Sewer Service Revenue,
              5.00%, 6/1/18, Callable 6/1/08
              @ 101, MBIA......................     1,065
  1,220     Office Facilities Corp., Revenue,
              5.50%, 3/1/11, Callable 3/1/09
              @ 101, MBIA......................     1,381
    555     Orleans Parish School Board,
              Revenue, Public School Capital
              Refinancing, 6.00%, 6/1/09,
              MBIA.............................       649
    250     Orleans Parish School District, GO,
              5.30%, 9/1/10, Callable 9/1/05
              @ 100, MBIA......................       265
  1,000     Orleans Parish School District, GO,
              Series A, 5.13%, 9/1/15, Callable
              3/1/08 @ 100, FGIC...............     1,086
  1,000     Ouachita Parish, Hospital Service
              District #1, Health Care Revenue,
              Glenwood Regional Medical Center,
              5.70%, 5/15/16, Callable 5/15/10
              @ 100, FSA.......................     1,121
  1,675     Port New Orleans Board of
              Commercial Facilities, Revenue,
              5.63%, 4/1/14, Callable 4/1/11
              @ 101, AMBAC.....................     1,862
  1,000     Port New Orleans Board of
              Commerical Facilities, Revenue,
              5.50%, 4/1/10, AMBAC.............     1,126
  1,475     Public Facilities Authority,
              Hospital Revenue, 5.50%, 7/1/12,
              FSA..............................     1,697
  7,000     Public Facilities Authority,
              Multi-Family Housing Revenue,
              Series B, 0.00%, 12/1/19, ETM....     3,209
  8,000     Public Facilities Authority,
              Multi-Family Revenue, Series A,
              0.00%, 2/1/20, ETM...............     3,735

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   35     Public Facilities Authority,
              Revenue, Alton Ochsner Medical
              Foundation, 5.75%, 5/15/11,
              Callable 5/15/04 @ 100, MBIA.....  $     40
  1,000     Public Facilities Authority,
              Revenue, Alton Ochsner Medical
              Foundation, Series A, 5.00%,
              5/15/08, MBIA....................     1,105
  1,170     Public Facilities Authority,
              Revenue, Department of Public
              Safety, 3.50%, 8/1/05, FSA.......     1,209
  2,495     Public Facilities Authority,
              Revenue, Department of Public
              Safety, 5.50%, 8/1/18, Callable
              8/1/11@ 100, FSA.................     2,789
  1,000     Public Facilities Authority,
              Revenue, Dillard University,
              5.00%, 2/1/18, Callable 2/10/08
              @ 102, AMBAC.....................     1,064
  2,025     Public Facilities Authority,
              Revenue, Loyola University,
              5.63%, 10/1/10, Callable 10/1/07
              @ 102, MBIA......................     2,303
    235     Public Facilities Authority,
              Revenue, Mary Bird Perkins Cancer
              Center, 5.50%, 1/1/04, FSA.......       235
    425     Public Facilities Authority,
              Revenue, Pendelton Memorial
              Methodist Hospital, 5.00%,
              6/1/08...........................       395
    735     Public Facilities Authority,
              Revenue, Tulane University,
              5.55%, 10/1/07, Callable 10/1/06
              @ 102, AMBAC.....................       816
  1,605     Public Facilities Authority,
              Revenue, Tulane University,
              5.75%, 10/1/09, Callable 10/1/06
              @ 102, AMBAC.....................     1,797
    730     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 5.40%, 10/1/05,
              Callable 10/1/04 @ 102, FGIC.....       766
  1,715     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 5.50%, 10/1/06,
              Callable 10/1/04 @ 102, FGIC.....     1,795
    500     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 6.00%, 10/1/10,
              FSA..............................       584
  2,000     Public Facilities Authority,
              Revenue, Xavier University of
              Louisiana, 5.13%, 9/1/12,
              Callable 9/1/07 @ 102, MBIA......     2,215

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,000     Regional Transportation Authority,
              Certificates of Participation,
              5.00%, 5/1/05, MBIA..............  $  1,049
  1,000     Regional Transportation Authority,
              Certificates of Participation,
              5.00%, 5/1/10, MBIA..............     1,119
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.50%, 10/1/12, Callable 10/1/09
              @ 102, AMBAC.....................     1,138
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.00%, 10/1/16, Callable 10/1/09
              @ 102, AMBAC.....................     1,079
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.25%, 10/1/10, AMBAC............     1,137
  1,350     Shreveport, GO, Series A, 4.00%,
              11/1/08, FGIC....................     1,447
  1,705     Shreveport, Water & Sewer Revenue,
              Series B, 4.50%, 12/1/11, FGIC...     1,858
  1,000     South Port Community, Port Revenue,
              Cargill, Inc. Project, 5.85%,
              4/1/17, Callable 4/1/07 @ 102....     1,067
  1,000     St. Charles Parish, Public
              Improvements, Sales Tax Revenue,
              4.25%, 11/1/09, MBIA.............     1,083
  1,215     St. Charles Parish, School District
              #1, GO, 5.00%, 3/1/09, FGIC......     1,357
  1,225     St. Tammany Parish, Public Trust
              Finance Authority Revenue,
              Christwood Project, 5.25%,
              11/15/08.........................     1,224
  1,680     St. Tammany Parish, School District
              #12, GO, 4.00%, 4/1/08, FSA......     1,794
  1,735     St. Tammany Parish, School District
              #12, GO, 5.00%, 4/1/06, FSA......     1,863
  1,000     St. Tammany Parish, School District
              #12, GO, 4.00%, 4/1/09, FSA......     1,069
  1,000     Stadium & Exposition District
              Revenue, 5.25%, 7/1/16, Callable
              7/1/09 @ 102, FGIC...............     1,104
  1,665     Stadium & Exposition District,
              Hotel Occupancy Tax & Stadium
              Revenue, Series A, 5.65%, 7/1/07,
              Callable 7/1/04 @ 102, FGIC......     1,737
  1,000     State Energy & Power Authority,
              Power Project Revenue, 5.25%,
              1/1/06, FSA......................     1,072

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,500     State Energy & Power Authority,
              Power Project Revenue, 5.50%,
              1/1/10, FSA......................  $  1,716
  1,500     State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/13, FSA......................     1,758
    500     State Miscellaneous Taxes, GO,
              Refunding, Series A, 5.70%,
              8/1/08, MBIA.....................       571
  2,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.50%, 3/1/13,
              Callable 3/1/09 @ 101, MBIA......     2,261
  2,055     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, 5.50%, 5/1/15, Callable
              5/1/11 @ 101, AMBAC..............     2,332
  1,650     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.13%, 3/1/16,
              Callable 3/1/09 @ 101, MBIA......     1,796
  1,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.38%, 3/1/19,
              Callable 3/1/09 @ 101, MBIA......     1,101
  1,330     State Office Facilities, Corporate
              Lease Revenue, Series B, 5.00%,
              3/1/10, MBIA.....................     1,486
  1,000     State Offshore Terminal Authority,
              Deepwater Port Revenue, 4.38%,
              10/1/20, Putable 6/1/07 @ 100....     1,059
  1,325     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st
              Stage, Series B, 6.25%, 9/1/04...     1,368
    150     State University, Agricultural &
              Mechanical College, Revenue,
              5.40%, 7/1/05, Callable 7/1/04
              @ 102, FGIC......................       156
    250     State University, Agricultural &
              Mechanical College, Revenue,
              5.50%, 7/1/06, Callable 7/1/07
              @ 102, FGIC......................       260
  1,580     State University, Agricultural &
              Mechanical College, Revenue,
              6.00%, 7/1/07, Callable 7/1/06
              @ 102, MBIA......................     1,760
  1,120     State University, Agricultural &
              Mechanical College, Revenue,
              5.50%, 7/1/13, Callable 7/1/06
              @ 102, MBIA......................     1,236

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 60

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  500     State University, Agricultural &
              Mechanical College, Revenue,
              5.75%, 7/1/14, Callable 7/1/04
              @ 102, FGIC......................  $    521
  1,000     State, GO, 6.00%, 8/1/04, FGIC.....     1,028
    400     State, GO, 5.38%, 8/1/05, MBIA.....       425
  2,000     State, GO, Series A, 6.50%,
              4/15/06, FGIC....................     2,214
    750     State, GO, Series A, 5.60%,
              5/15/07, Callable 5/15/05 @ 102,
              MBIA.............................       806
    250     State, GO, Series A, 5.70%,
              5/15/08, Callable 5/15/05 @ 100,
              MBIA.............................       270
    250     State, GO, 5.60%, 8/1/08, MBIA.....       285
  1,730     State, GO, Series A, 5.50%,
              11/15/08, FGIC...................     1,972
  1,000     State, GO, Series A, 5.00%, 4/1/09,
              FGIC.............................     1,118
  2,875     State, GO, Series A, 5.80%, 8/1/10,
              MBIA.............................     3,367
    500     State, GO, 6.10%, 5/1/11,
              Prerefunded 5/1/04 @ 102,
              AMBAC............................       518
  1,500     State, GO, Series A, 5.25%,
              11/15/11, Callable 11/15/10
              @ 100, FGIC......................     1,691
  3,500     State, GO, Series B, 5.63%, 8/1/13,
              MBIA.............................     4,104

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,000     State, GO, Series A, 5.50%,
              5/15/15, Callable 5/15/11 @ 100,
              FGIC.............................  $  1,128
  1,500     State, GO, Series A, 5.25%,
              11/15/17, Callable 11/15/10
              @ 100, FGIC......................     1,653
  1,250     Tangipahoa Parish, Hospital Service
              District #1, Hospital Revenue,
              6.13%, 2/1/14, Callable 2/1/04
              @ 102, AMBAC.....................     1,280
  1,085     Tangipahoa Parish, School Board
              Revenue, 5.50%, 3/1/13, Callable
              3/1/11 @ 100, AMBAC..............     1,231
                                                 --------
                                                  137,829
                                                 --------
Puerto Rico (0.5%):
    750     Childrens Trust Fund, Tobacco
              Settlement Revenue, 4.38%,
              5/15/09..........................       744
                                                 --------
  Total Municipal Bonds                           138,573
                                                 --------
INVESTMENT COMPANIES (2.0%):
  2,291     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................     2,291
    501     One Group Municipal Money Market
              Fund, Class I (b)................       501
                                                 --------
  Total Investment Companies                        2,792
                                                 --------
Total (Cost $130,350) (a)                        $141,365
                                                 ========

------------
Percentages indicated are based on net assets of $142,701.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 11,085
                   Unrealized depreciation......................       (70)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 11,015
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

See notes to financial statements.


ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (97.7%):
Colorado (0.5%):
 $3,000     E-470 Public Highway Authority,
              Revenue, 0.00%, 9/1/19, MBIA.....  $  1,413
                                                 --------
Michigan (96.0%):
  2,500     Battle Creek, Tax Increment, 5.00%,
              5/1/16, Callable 5/1/08 @ 100,
              MBIA.............................     2,693
  1,625     Brighton Township Sanitation &
              Sewage Drainage District, GO,
              5.25%, 10/1/16, Callable 4/1/09
              @ 100, FSA.......................     1,787
  1,475     Caledonia Community Schools, GO,
              5.75%, 5/1/13, Q-SBLF............     1,688
  4,500     Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded 5/1/07
              @ 100, MBIA......................     5,068
  1,250     Central Montcalm Public Schools,
              GO, 5.90%, 5/1/19, Callable
              5/1/09 @ 100, MBIA...............     1,430
  1,775     Charles Stewart Mott Community
              College, GO, Building and
              Improvement, 5.50%, 5/1/16,
              Callable 5/1/10 @ 100, FGIC......     1,991
  1,380     Charles Stewart Mott Community
              College, GO, Building and
              Improvement, 5.40%, 5/1/14,
              Callable 5/1/10 @ 100, FGIC......     1,553
  1,235     Charlevoix Public School District,
              GO, 5.75%, 5/1/20, Callable
              5/1/09 @ 100, FSA................     1,433
  1,150     Charlotte Public School District,
              GO, 5.25%, 5/1/16, Callable
              5/1/09 @ 100, Q-SBLF.............     1,265
  1,075     Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/18,
              Callable 11/15/08 @ 101..........       970
  2,000     Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/27,
              Callable 11/15/08 @ 101..........     1,707
  1,730     Chippewa County Hospital Finance,
              Revenue, 5.63%, 11/1/14, Callable
              11/1/07 @ 102....................     1,674
  2,500     Chippewa Hills School District, GO,
              5.30%, 5/1/19, Callable 5/1/09
              @ 100, FGIC......................     2,734
  1,000     Chippewa Valley School District,
              GO, 5.00%, 5/1/10, Q-SBLF........     1,122

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $5,000     Clarkston Community Schools, GO,
              5.75%, 5/1/16, Prerefunded 5/1/05
              @................................  $  5,348
            101, FGIC
  4,090     Clarkston Community Schools, GO,
              5.00%, 5/1/15, Callable 5/1/08
              @ 100, AMBAC.....................     4,429
  2,580     Clarkston Community Schools, GO,
              5.05%, 5/1/16, Callable 5/1/08
              @ 100, AMBAC.....................     2,791
    430     Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.25%, 11/15/05, FGIC............       460
  1,690     Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.60%, 11/15/08, Callable
              11/15/05 @ 102, FGIC.............     1,814
  1,560     Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.60%, 11/15/09, Callable
              11/15/05 @ 102, FGIC.............     1,666
  1,830     Dearborn, Sewage Disposal System,
              Revenue, Series A, 5.13%, 4/1/14,
              Callable 4/1/04 @ 101, MBIA......     1,866
  3,850     Detroit, Local Development Finance
              Authority, Tax Increment, Series
              A, 5.38%, 5/1/18, Callable 5/1/07
              @ 101.50.........................     3,952
  2,570     Detroit, Series A, GO, 5.25%,
              4/1/13, Callable 4/1/09 @ 101,
              FSA..............................     2,862
  1,500     Detroit, Series A-1, GO, 5.38%,
              4/1/16, Callable 10/1/11 @ 100,
              MBIA.............................     1,666
  2,000     Detroit, Sewage Disposal System,
              Revenue, Refunding, Series B,
              6.00%, 7/1/10, MBIA..............     2,362
  5,000     Detroit, Sewage Disposal System,
              Revenue, 0.00%, 7/1/13, FGIC.....     3,435
  1,500     Detroit, Sewage Disposal System,
              Revenue, Series A, 0.00%, 7/1/17,
              FGIC.............................       817
  1,800     Detroit, Wayne County Stadium
              Authority, Revenue, Public
              Improvements, 5.50%, 2/1/17,
              Callable 2/1/07 @ 102, FGIC......     1,992

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 62

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,580     East Lansing School District, GO,
              School Building and Site, 5.75%,
              5/1/15, Q-SBLF...................  $  2,935
  1,000     East Lansing School District, GO,
              School Building and Site, 5.40%,
              5/1/18, Q-SBLF...................     1,107
  1,985     Eastern Michigan University,
              Revenue, Reference General Series
              A, 5.80%, 6/1/08, FGIC...........     2,270
  1,645     Ecorse Public School District, GO,
              5.50%, 5/1/17, Callable 5/1/08
              @ 101, FGIC......................     1,835
  1,105     Emmet County Building Authority,
              GO, 5.00%, 5/1/15, Callable
              5/1/13 @ 100, AMBAC..............     1,215
  4,675     Farmington Public School District,
              GO, 5.10%, 5/1/16, Callable
              5/1/07 @ 100, Q-SBLF.............     5,043
  1,000     Ferndale School District, GO,
              5.50%, 5/1/11, Callable 5/1/05
              @ 101, FGIC......................     1,066
  1,115     Ferndale, GO, 4.50%, 4/1/09, FGIC..     1,219
  2,500     Ferris State University, Revenue,
              5.75%, 10/1/17, Prerefunded
              4/1/07 @ 101, AMBAC..............     2,827
  5,000     Ferris State University, Revenue,
              5.85%, 10/1/22, Prerefunded
              4/1/07 @ 101, AMBAC..............     5,669
  1,000     Forest Hills Public Schools, GO,
              5.00%, 5/1/12....................     1,123
  2,000     Forest Hills Public Schools, GO,
              5.25%, 5/1/19....................     2,172
  3,000     Grand Haven Electric, Revenue,
              5.25%, 7/1/08, MBIA..............     3,367
  1,370     Grand Rapids Building Authority,
              GO, 5.75%, 8/1/13, Callable
              8/1/10 @ 100, AMBAC..............     1,578
  1,500     Grand Rapids Water Supply, Revenue,
              5.75%, 1/1/16, FGIC..............     1,706
  2,000     Harper Creek County School
              District, GO, 5.50%, 5/1/15,
              Callable 5/1/11 @ 100, Q-SBLF....     2,251
  2,660     Hartland School District, GO,
              5.38%, 5/1/16, Q-SBLF............     2,962
  1,125     Hazel Park School District, GO,
              5.00%, 5/1/06, Q-SBLF............     1,210
  1,155     Higher Education Facilities
              Authority, Revenue, Calvin
              College Project, 5.50%, 12/1/12,
              Callable 12/1/10 @ 100...........     1,221

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,500     Higher Education Student Loan
              Authority, Revenue, AMT, Student
              Loan Series XVII-F, 4.20%,
              3/1/09, AMBAC....................  $  1,561
  1,200     Higher Education Student Loan
              Authority, Revenue, Student Loan,
              Series XII-T, AMT, 5.30%, 9/1/10,
              AMBAC............................     1,306
  1,000     Higher Education Student Loan
              Authority, Revenue, AMT, Student
              Loan Series XVII-A, 5.75%,
              6/1/13, Callable 6/1/06 @ 102,
              AMBAC............................     1,049
  1,815     Holland School District, GO, 4.00%,
              5/1/07, FGIC.....................     1,932
  1,600     Howell Public Schools, GO, School
              Building and Site, 5.00%, 5/1/15,
              Callable 11/1/13 @ 100, Q-SBLF...     1,767
  1,500     Huron Valley School District, GO,
              4.00%, 5/1/08, Q-SBLF............     1,603
  1,000     Huron Valley School District, GO,
              5.88%, 5/1/16, Prerefunded 5/1/07
              @ 100, FGIC......................     1,127
  1,620     Jackson Downtown Development, GO,
              0.00%, 6/1/16, FSA...............       939
  1,710     Jackson Downtown Development, GO,
              0.00%, 6/1/17, FSA...............       936
  2,060     Jackson Downtown Development, GO,
              0.00%, 6/1/18, FSA...............     1,064
  1,200     Jackson Downtown Development, GO,
              0.00%, 6/1/19, FSA...............       585
  1,130     Jackson Public Schools, GO, 5.60%,
              5/1/15, Callable 5/1/10 @ 100,
              FGIC.............................     1,277
  1,405     Jackson Public Schools, GO, 5.65%,
              5/1/16, Callable 5/1/10 @ 100,
              FGIC.............................     1,588
  1,390     Jenison Public Schools, GO, 5.25%,
              5/1/15, FGIC.....................     1,583
  1,965     Kentwood Public School District,
              4.00%, 5/1/08, FSA...............     2,099
  3,685     Lake Orion Community School
              District, GO, 6.00%, 5/1/10,
              Callable 5/1/05 @ 101, AMBAC.....     3,940
  1,790     Lake Orion Community School
              District, GO, 5.75%, 5/1/15,
              Callable 5/1/10 @ 100, FSA.......     2,091
  1,000     Lansing Building Authority, GO,
              6.00%, 6/1/05, Callable 6/1/04
              @ 100, AMBAC.....................     1,029
  1,490     Lansing Community College, GO,
              4.00%, 5/1/08, FGIC..............     1,592

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,000     Lincoln Park School District, GO,
              5.00%, 5/1/20, Callable 5/1/07
              @ 100, FGIC......................  $  1,056
  1,330     Livingston County Building
              Authority, GO, 5.80%, 7/1/08.....     1,503
  1,000     Livonia Public School District, GO,
              5.50%, 5/1/14, Callable 5/1/04
              @ 102, FGIC......................     1,024
  1,005     Livonia Water Supply & Wastewater
              Systems, Revenue, 4.00%, 11/1/09,
              AMBAC............................     1,075
  5,000     Lowell Area School District, GO,
              Capital Appreciation, 0.00%,
              5/1/14, FGIC.....................     3,276
  1,425     Lowell Area School District, GO,
              0.00%, 5/1/16, FGIC..............       834
  1,670     Madison Public Schools, GO, 5.13%,
              5/1/18, Callable 5/1/09 @ 100,
              FGIC.............................     1,801
  1,400     Marquette Board Light & Power,
              Revenue, Series A, 3.30%, 7/1/06,
              Callable 7/1/05 @ 100, AMBAC.....     1,433
  1,175     Mason Public School District, GO,
              5.40%, 5/1/09, Callable 5/1/05
              @ 101.50, FGIC...................     1,252
  2,750     Mount Pleasant School District, GO,
              5.30%, 5/1/17, Callable 5/1/08
              @ 100, AMBAC.....................     3,015
  1,000     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.25%, 10/1/10...................     1,145
  2,900     Municipal Bond Authority, Revenue,
              School Loan, 5.25%, 12/1/12,
              Prerefunded 12/1/08 @ 101........     3,312
  1,350     Municipal Bond Authority, Revenue,
              School Loan, 5.25%, 12/1/13,
              Prerefunded 12/1/08 @ 101........     1,542
  1,500     Municipal Bond Authority, Revenue,
              Local Government Loan Program,
              Series A, 6.00%, 12/1/13,
              Callable 12/1/04 @ 102, FGIC.....     1,594
  2,500     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.88%, 10/1/14, Prerefunded
              10/1/10 @ 101....................     2,984
  1,000     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.75%, 10/1/15, Prerefunded
              10/1/09 @ 101....................     1,176

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,500     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.50%, 10/1/17, Prerefunded
              10/1/09 @ 101....................  $  2,906
  1,250     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.50%, 10/1/17, Prerefunded
              10/1/09 @ 101....................     1,453
  2,000     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.50%, 10/1/19...................     2,324
  1,090     Muskegon County, Wastewater
              Management Systems #1, GO, 5.00%,
              7/1/08, FSA......................     1,212
  1,065     Northwestern Community College, GO,
              5.60%, 4/1/16, Callable 10/1/09
              @ 100, FGIC......................     1,203
  1,500     Novi County, Street & Reference,
              5.00%, 10/1/09, FSA..............     1,685
  3,000     Oakland County Economic Development
              Corp., Revenue, Cranbrook
              Educational Community, Series B,
              6.38%, 11/1/14, Prerefunded
              11/1/04 @ 100....................     3,133
  2,500     Oakland County Economic Development
              Corp., Revenue, Cranbrook
              Educational Community, 5.00%,
              11/1/17, Callable 11/1/08
              @ 101............................     2,672
  2,050     Oakland County Economic Development
              Corp., Revenue, Cranbrook
              Educational Community, 5.63%,
              6/1/19, Callable 6/1/07 @102,
              LOC: First of America Bank.......     2,337
  1,000     Okemos Public School District, GO,
              4.75%, 5/1/09, Q-SBLF............     1,107
  1,200     Paw Paw Public School District, GO,
              6.50%, 5/1/09, FGIC..............     1,398
  1,680     Pellston Public School District,
              GO, 0.00%, 5/1/22, Prerefunded
              5/1/07 @ 34.88, FSA..............       545
  1,000     Port Huron, GO, Series A, 5.25%,
              10/1/19, Callable 10/1/08 @ 101,
              MBIA.............................     1,090
  1,000     Public Power Agency Revenue, 5.25%,
              1/1/08...........................     1,114
  1,570     Public Power Agency, Revenue,
              Campbell Project, Series A,
              4.00%, 1/1/10, AMBAC.............     1,669

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 64

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,245     Public Power Agency, Revenue,
              5.25%, 1/1/14, Callable 1/1/12
              @ 100, AMBAC.....................  $  1,386
  1,000     Public Power Agency, Revenue, Belle
              River Project, Series A, 5.25%,
              1/1/09, MBIA.....................     1,127
  7,315     Rochester Community School
              District, GO, 5.25%, 5/1/15,
              Callable 5/1/07 @ 100, MBIA......     7,944
  7,015     Rochester Community School
              District, GO, 5.30%, 5/1/17,
              Callable 5/1/07 @ 100, MBIA......     7,617
  2,000     Saginaw Hospital Finance Authority,
              Revenue, St. Luke's Hospital,
              Series C, 6.75%, 7/1/06, Callable
              7/1/04 @ 100, MBIA...............     2,054
  1,375     South Lyon Community School
              District, GO, 5.25%, 5/1/17,
              Callable 11/1/12 @ 100, FGIC.....     1,520
  1,085     South Macomb Disposal Authority,
              Revenue, 5.38%, 9/1/13, Callable
              9/1/10 @ 100, AMBAC..............     1,223
  1,590     South Macomb Disposal Authority,
              Revenue, 5.38%, 9/1/15, Callable
              9/1/10 @ 100, AMBAC..............     1,783
  1,175     Southfield Building Authority, GO,
              5.30%, 5/1/17, MBIA..............     1,297
  1,300     Southgate Community School
              District, GO, 5.75%, 5/1/10,
              FGIC.............................     1,507
  2,085     Southgate Community School
              District, GO, 5.00%, 5/1/16,
              Callable 5/1/09 @ 100, FGIC......     2,246
  1,765     St. John's Public Schools, GO,
              5.00%, 5/1/16, Callable 5/1/08
              @ 100, FGIC......................     1,901
  1,800     State Building Authority, Revenue,
              State Police Communications
              Systems, Series A, 5.00%,
              10/1/06..........................     1,956
  1,000     State Building Authority, Revenue,
              Facilities Program, Series I,
              5.00%, 10/15/10..................     1,125
  1,500     State Building Authority, Revenue,
              Facilities Program, Series I,
              5.50%, 10/15/10, FSA.............     1,736
  1,800     State Building Authority, Revenue,
              Facilities Program, Series II,
              5.00%, 10/15/11, Callable
              10/15/07 @ 101...................     2,011

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,675     State Building Authority, Revenue,
              Facilities Program, Series I,
              5.25%, 10/15/11, Callable
              10/15/09 @ 100...................  $  2,999
  2,695     State Building Authority, Revenue,
              State Police Communications
              Systems, Series III, 4.75%,
              10/1/13..........................     2,972
  1,250     State Building Authority, Revenue,
              Facilities Program, Series I,
              5.25%, 10/15/15, Callable
              10/15/13 @ 100...................     1,405
  2,000     State Certificates of
              Participation, 5.50%, 6/1/18,
              Callable 6/1/10 @ 100, AMBAC.....     2,235
    355     State Hospital Finance Authority,
              Revenue, Henry Ford Hospital,
              9.00%, 5/1/04....................       364
  1,000     State Hospital Finance Authority,
              Revenue, Sparrow Obligation
              Group, 5.25%, 11/15/07...........     1,092
  2,590     State Hospital Finance Authority,
              Revenue, 5.38%, 7/1/12, Callable
              7/1/05 @ 102, FSA................     2,777
  1,000     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series R, 5.38%, 8/15/16,
              Callable 8/15/06 @ 101, AMBAC....     1,087
  3,795     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series U, 5.63%, 8/15/16,
              Callable 8/15/07 @ 101...........     4,277
  6,875     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series W, 5.25%, 8/15/17,
              Callable 8/15/07 @ 101, FSA......     7,590
  2,000     State Hospital Finance Authority,
              Revenue, Crittenton Hospital,
              Series A, 5.25%, 3/1/14, Callable
              3/1/04 @ 102.....................     2,043
  2,000     State Housing Development
              Authority, Revenue, Series D,
              5.95%, 12/1/16, Callable 12/1/06
              @ 102............................     2,124
  1,170     State Strategic Fund, Revenue,
              College of Detroit Fund, 7.00%,
              5/1/21, AMBAC....................     1,532
  1,340     State Trunk Line, Revenue, Series
              A, 5.00%, 11/1/08................     1,496
  1,490     State, Clean Water Revenue, GO,
              5.25%, 12/1/11...................     1,711

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $  470     State, GO, 5.40%, 11/1/19, Callable
              11/1/05 @ 101....................  $    504
    985     State, GO, 5.40%, 11/1/19,
              Prerefunded 11/1/05 @ 101........     1,066
  1,680     Tawas City Hospital Finance
              Authority, Revenue, St. Joseph,
              Series A, 5.60%, 2/15/13,
              Callable 2/15/08 @ 102, LOC:
              Radian Insurance.................     1,852
  1,030     Tecumseh Public Schools, GO, 5.40%,
              5/1/17, Q-SBLF...................     1,145
  2,400     Traverse City Area Public Schools,
              GO, 5.70%, 5/1/12, Prerefunded
              5/1/05 @ 101, MBIA...............     2,566
  1,500     University of Michigan, Hospital
              Revenue, 5.00%, 12/1/07..........     1,650
  1,000     University of Michigan, Hospital
              Revenue, 5.00%, 12/1/10..........     1,106
  1,000     University of Michigan, Revenue,
              5.00%, 4/1/09....................     1,116
  6,000     University of Michigan, Revenue,
              Series A-1, 5.25%, 12/1/10,
              Callable 6/1/08 @ 101............     6,493
  1,015     University of Michigan, Revenue,
              Student Fees, Series A, 5.25%,
              4/1/15, Callable 4/1/05 @ 102....     1,076
  2,000     Walled Lake Construction School
              District, GO, 5.25%, 5/1/18,
              Q-SBLF...........................     2,177
  3,040     Wayland School District, GO, 5.10%,
              5/1/12, Callable 5/1/07 @ 100,
              FGIC.............................     3,316
  1,000     Wayne County Community College,
              College Improvements, GO, 4.50%,
              7/1/05, FGIC.....................     1,047
  1,500     Wayne County, Charter Airport
              Revenue, 5.25%, 12/1/09, FGIC....     1,673
  1,275     Wayne County, Charter Airport
              Revenue, Series B, 5.25%,
              12/1/12, Callable 12/1/08 @ 101,
              MBIA.............................     1,411

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,175     Wayne County, Downriver System
              Sewer Disposal, GO, Series B,
              5.13%, 11/1/18, Callable 11/1/09
              @ 100, MBIA......................  $  1,270
    215     Wayne State University, Revenue,
              5.50%, 11/15/07, Callable
              11/15/04 @ 100, AMBAC............       218
  2,000     Wayne State University, Revenue,
              5.38%, 11/15/14, Callable
              11/15/09 @ 101, FGIC.............     2,256
  2,000     Wayne State University, Revenue,
              5.25%, 11/15/19, Callable
              11/15/09 @ 101, FGIC.............     2,180
  1,500     West Ottawa Public School District,
              School Building and Site, Series
              A, 4.00%, 5/1/08, Q-SBLF.........     1,603
  1,205     Western Michigan University,
              Revenue, 5.00%, 11/15/11, MBIA...     1,358
  1,500     Wyandotte Electric Revenue, 4.00%,
              10/1/11, Callable 10/1/08 @ 101,
              MBIA.............................     1,569
                                                 --------
                                                  301,078
                                                 --------
Puerto Rico (1.2%):
  2,195     Commonwealth, GO, 6.25%, 7/1/12,
              MBIA.............................     2,684
    880     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50.........     1,001
                                                 --------
                                                    3,685
                                                 --------
  Total Municipal Bonds                           306,176
                                                 --------
INVESTMENT COMPANIES (1.7%):
  5,466     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................     5,466
      5     One Group Michigan Municipal Money
              Market Fund, Class I (b).........         5
                                                 --------
  Total Investment Companies                        5,471
                                                 --------
Total (Cost $284,291) (a)                        $311,647
                                                 ========

------------
Percentages indicated are based on net assets of $313,544.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 27,747
                   Unrealized depreciation......................      (391)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 27,356
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.
See notes to financial statements.


ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 66

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (98.8%):
Colorado (1.2%):
 $2,810     El Paso County, Single Family
              Mortgage Revenue, Series A,
              0.00%, 5/1/15, ETM...............  $  1,741
  2,350     Housing Finance Authority, Single
              Family Mortgage Revenue, 0.00%,
              9/1/14, ETM......................     1,510
                                                 --------
                                                    3,251
                                                 --------
Kansas (0.6%):
  1,000     Kansas City, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/14, ETM.....................       639
  1,390     Saline County, Single Family
              Mortgage Revenue, Series 83A,
              0.00%, 12/1/15, ETM..............       840
                                                 --------
                                                    1,479
                                                 --------
Mississippi (0.5%):
  3,000     State Home Corp., Single Family
              Mortgage Revenue, 0.00%, 9/15/16,
              Callable 3/15/04 @ 41.70, ETM....     1,244
                                                 --------
Missouri (0.5%):
  1,000     State Health, Revenue, Series AA,
              6.40%, 6/1/10, MBIA..............     1,198
                                                 --------
Ohio (94.7%):
  1,000     Adams County, School District, GO,
              5.45%, 12/1/08, Callable 12/1/05
              @ 102, MBIA......................     1,091
  1,100     Akron Refunding and Improvement,
              GO, 5.00%, 12/1/10, MBIA.........     1,243
  1,045     Akron Sewer Systems, Revenue,
              5.30%, 12/1/05, MBIA.............     1,122
  1,000     Akron Sewer Systems, Revenue,
              5.65%, 12/1/08, Callable 12/1/06
              @ 101, MBIA......................     1,113
  1,070     Akron Sewer Systems, Revenue,
              5.50%, 12/1/12, FGIC.............     1,248
  1,030     Akron Sewer Systems, Revenue,
              5.38%, 12/1/13, FGIC.............     1,193
  1,000     Avon Lake, City School District,
              GO, 5.50%, 12/1/19, Callable
              12/1/09 @ 102....................     1,126
  1,280     Belmont County, Health Systems
              Revenue, Regional Hospital,
              5.25%, 1/1/08, ACA...............     1,398
  1,000     Bowling Green State University,
              General Receipts, Revenue, 5.75%,
              6/1/15, Callable 6/1/10 @ 101,
              FGIC.............................     1,148

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  725     Bowling Green State University,
              Revenue, 5.65%, 6/1/11, Callable
              6/1/06 @ 101, AMBAC..............  $    795
  1,095     Butler County, Sewer Systems
              Revenue, 5.25%, 12/1/14, Callable
              12/1/09 @ 101, FGIC..............     1,227
  1,250     Butler County, Transportation
              Revenue, Series A, 5.13%, 4/1/17,
              Callable 4/1/08 @ 102, FSA.......     1,354
    290     Capital Corp., Mortgage Revenue,
              5.60%, 1/1/07, Callable 7/1/04 @
              101, MBIA........................       296
    830     Capital Corp., Mortgage Revenue,
              5.90%, 1/1/14, Callable 7/1/04 @
              100, MBIA........................       831
  1,500     Cincinnati City School District,
              GO, 5.38%, 12/1/17, Callable
              12/1/11 @ 100, MBIA..............     1,671
  1,000     Cincinnati City School District,
              Revenue, 4.50%, 6/1/07, FSA......     1,083
  2,975     Clermont County, Waterworks
              Revenue, Clermont County Sewer
              District, 5.25%, 8/1/16, Callable
              8/1/13 @ 100, AMBAC..............     3,325
  5,250     Cleveland Stadium Project,
              Certificates of Participation,
              Revenue, 0.00%, 11/15/11,
              AMBAC............................     3,983
  2,500     Cleveland Waterworks, Water
              Revenue, Series I, 5.25%, 1/1/11,
              Callable 1/1/08 @ 101............     2,782
  2,200     Cleveland Waterworks, Water
              Revenue, Series G, 5.50%, 1/1/13,
              MBIA.............................     2,519
  1,000     Cleveland, Airport Systems Revenue,
              Series A, AMT, 5.13%, 1/1/13,
              Callable 1/1/08 @ 101, FSA.......     1,076
  1,000     Cleveland, Airport Systems Revenue,
              Series A, 5.25%, 1/1/15, Callable
              1/1/10 @ 101, FSA................     1,094
  1,000     Cleveland, Airport Systems Revenue,
              Series A, 5.25%, 1/1/18, FSA.....     1,076
  1,000     Cleveland, GO, 5.00%, 12/1/10,
              MBIA.............................     1,130
  1,000     Cleveland, GO, 5.75%, 8/1/11,
              MBIA.............................     1,176
  1,000     Cleveland, GO, 5.60%, 12/1/14,
              Callable 12/1/11 @ 100, FGIC.....     1,154
  4,500     Cleveland, Public Power System,
              Power Revenue, 6.40%, 11/15/06,
              Prerefunded 11/15/04 @ 102,
              MBIA.............................     4,800

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $2,000     Cleveland, Public Power System,
              Power Revenue, 0.00%, 11/15/09,
              MBIA.............................  $  1,677
  3,000     Cleveland, Public Power System,
              Power Revenue, 0.00%, 11/15/11,
              MBIA.............................     2,277
  1,220     Cleveland, Public Power System,
              Power Revenue, 5.50%, 11/15/16,
              Callable 11/15/11 @ 100, AMBAC...     1,378
  2,325     Cleveland, Stadium Project, 5.25%,
              11/15/10, Callable 11/15/07 @
              102, AMBAC.......................     2,618
  1,000     Columbus, Police-Fireman
              Disability, GO, 5.00%, 7/15/18,
              Callable 7/15/08 @ 101...........     1,079
  1,000     Columbus, Sewer Improvements, GO,
              6.75%, 9/15/06, Callable 3/15/04
              @ 100, ETM.......................     1,005
  3,000     Columbus, Sewer Revenue, 5.00%,
              6/1/06...........................     3,237
  1,370     Columbus, Water Systems, Revenue,
              5.00%, 11/1/06...................     1,493
    910     Cuyahoga County, Port Authority
              Revenue, 6.25%, 5/15/16, Callable
              5/15/15 @ 102....................       934
  1,500     Cuyahoga County Capital
              Appreciation Revenue, Series A,
              0.00%, 10/1/13, MBIA.............     1,032
  1,000     Cuyahoga County, Economic
              Development Revenue, 5.30%,
              12/1/29, Callable 12/1/09 @ 100,
              LOC: KeyBank.....................     1,121
  2,000     Cuyahoga County, Health Care
              Facilities Revenue, Benjamin Rose
              Institute, 5.50%, 12/1/17,
              Callable 12/1/08 @ 101...........     1,855
  2,250     Cuyahoga County, Hospital Revenue,
              Series A, 5.50%, 1/15/10,
              Callable 1/15/06 @ 102, MBIA.....     2,453
  1,665     Cuyahoga County, Hospital Revenue,
              5.63%, 1/15/12, Callable 1/15/06
              @ 102............................     1,817
  1,000     Cuyahoga County, Hospital Revenue,
              MetroHealth System, Series A,
              5.13%, 2/15/13, Callable 2/15/07
              @ 102, MBIA......................     1,093
  1,000     Cuyahoga County, Hospital Revenue,
              W.O. Walker Center, 5.25%,
              1/1/13, Callable 7/1/08 @ 101,
              AMBAC............................     1,102

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  950     Cuyahoga County, Port Authority
              Revenue, AMT, 6.50%, 11/15/21,
              Callable 11/15/11 @ 102, LOC:
              Fifth Third Bank.................  $    955
    965     Cuyahoga County, Port Authority
              Revenue, Capital Improvements
              Project, Series A, 5.38%,
              5/15/19, Callable 5/15/09 @ 102,
              LOC: Fifth Third Bank............       940
  1,500     Dayton City School District,
              Construction and Improvement,
              Series D, GO, 5.00%, 12/1/11,
              FGIC.............................     1,695
  1,265     Defiance, Waterworks System
              Improvements, GO, 5.65%, 12/1/18,
              Callable 12/1/08 @ 102, AMBAC....     1,438
  1,000     Delaware County, Sewer, GO, 5.60%,
              12/1/10, Callable 12/1/05 @
              101..............................     1,089
  1,125     Dublin City School District, GO,
              4.50%, 12/1/10...................     1,236
    435     Erie County, Hospital Revenue,
              Series A, 4.50%, 8/15/07.........       460
  1,000     Franklin County, Economic
              Development Revenue, 5.70%,
              6/1/10...........................     1,056
  1,500     Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              11/1/16, Callable 11/1/04 @
              100..............................     1,513
  1,000     Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              7/1/17, Callable 7/1/08 @ 101....       991
  1,260     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.50%, 5/1/15, Callable 5/1/11 @
              101..............................     1,425
  1,290     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.65%, 11/1/08, Callable 11/1/06
              @ 101............................     1,403
  1,065     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.75%, 11/1/09, Callable 11/1/06
              @ 101............................     1,152
    800     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.80%, 11/1/10, Callable 11/1/06
              @ 101............................       858
  1,250     Franklin County, Mortgage Revenue,
              5.50%, 10/1/12, Callable 10/1/09
              @ 101............................     1,369
  1,000     Franklin County, Online Computer
              Library Center, 5.00%, 4/15/09...     1,093

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 68

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $2,000     Franklin County, Online Computer
              Library Center, Series A, 5.00%,
              10/1/16, Callable 10/1/08 @
              101..............................  $  2,097
  1,500     Greater Cleveland Regional
              Transportation Authority, GO,
              5.00%, 12/1/08, MBIA.............     1,679
  1,000     Greater Cleveland Regional
              Transportation Authority, GO,
              5.60%, 12/1/11, Callable 12/1/06
              @ 101, FGIC......................     1,120
  1,340     Hamilton County, GO, 4.75%,
              12/1/06..........................     1,453
  1,120     Hamilton Gas Systems, Refunded,
              5.00%, 10/15/10..................     1,264
  1,175     Hamilton Gas Systems, Refunded,
              5.00%, 10/15/11..................     1,326
  1,010     Housing Finance Agency, Mortgage
              Revenue, Series C, AMT, 3.75%,
              9/1/04, GNMA.....................     1,023
    700     Housing Finance Agency, Mortgage
              Revenue, Series C, AMT, 4.15%,
              9/1/06, GNMA.....................       730
    300     Housing Finance Agency, Mortgage
              Revenue, Series D, AMT, 4.20%,
              9/1/10...........................       313
    375     Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%,
              9/1/14, GNMA.....................       390
  1,250     Housing Finance Agency,
              Multi-Family Housing Revenue,
              AMT, 5.85%, 12/1/20, Callable
              12/1/10 @ 100....................     1,328
  2,685     Housing Finance Agency, Single
              Family Mortgage Revenue, 0.00%,
              1/15/15, Prerefunded 7/15/13 @
              86.08............................     1,585
  1,000     Huron County, Correctional
              Facility, Issue I, GO, 5.70%,
              12/1/11, Callable 12/1/07 @ 102,
              MBIA.............................     1,146
  2,535     Lakota School District, GO, 5.10%,
              12/1/14, Callable 12/1/08 @ 101,
              FGIC.............................     2,806
  1,125     Licking County Joint Vocational
              School, GO, 5.00%, 12/1/08,
              MBIA.............................     1,260
  1,930     London City School District, School
              Facilities Construction &
              Improvment, 5.25%, 12/1/12,
              Callable 12/1/11 @ 100, FGIC.....     2,181

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Lorain County, Hospital Revenue,
              5.63%, 9/1/14, Callable 9/1/07 @
              102, MBIA........................  $  1,132
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              6.00%, 9/1/05, MBIA..............     1,075
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              5.63%, 9/1/12, Callable 9/1/07 @
              102, MBIA........................     1,130
    785     Lucas County Port Authority,
              Development Revenue, Series E,
              AMT, 6.10%, 11/15/10.............       786
  1,040     Lucas County Port Authority,
              Development Revenue, Series F,
              AMT, 6.00%, 11/15/07.............     1,128
  1,940     Lucas County Port Authority,
              Revenue, 5.10%, 5/15/12, Callable
              5/15/09 @ 102....................     1,832
  1,000     Lucas County Port Authority,
              Revenue, AMT, 6.13%, 11/15/09....     1,097
  1,000     Lucas County, Hospital Group
              Revenue, 5.63%, 11/15/13,
              Callable 11/15/09 @ 101, AMBAC...     1,141
  1,000     Lucas County, Hospital Group
              Revenue, 5.63%, 11/15/15,
              Callable 11/15/09 @ 101, AMBAC...     1,138
  2,430     Lucas County, Multi-Family Housing
              Revenue, 5.20%, 11/1/18, Callable
              11/1/08 @ 102....................     2,509
  2,700     Mahoning Valley Sanitation
              District, Revenue, 5.13%,
              12/15/16, Callable 12/15/08 @
              101, FSA.........................     2,950
  2,500     Middleburg Heights, Hospital
              Revenue, 5.70%, 8/15/10, Callable
              8/15/08 @ 102, FSA...............     2,860
  1,000     Minster Local School District, GO,
              5.50%, 12/1/18, Callable 12/1/10
              @ 101, FSA.......................     1,123
  1,000     Montgomery County Hospital,
              Grandview Hospital, Revenue,
              5.35%, 12/1/08, Callable 12/1/07
              @ 102, ETM.......................     1,133
  1,575     Montgomery County Hospital,
              Grandview Hospital, Revenue,
              5.65%, 12/1/12, Prerefunded
              12/1/09 @ 100....................     1,834
  1,275     Montgomery County, Catholic Health,
              Revenue, 4.00%, 9/1/06...........     1,338
  1,750     Montgomery County, Catholic Health,
              Revenue, 4.25%, 9/1/09...........     1,860

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  440     Montgomery County, Sisters of
              Charity, Revenue, Series A,
              6.50%, 5/15/08, Callable 5/15/04
              @ 100, MBIA......................  $    442
  1,495     Newark, GO, 0.00%, 12/1/11, FGIC...     1,128
  1,000     Ohio Capital Corp., Multi-Family
              Housing Revenue, Series M, 5.90%,
              2/1/14, Callable 2/1/04 @ 100,
              FHA..............................     1,001
  1,000     Ohio State University, General
              Receipts, Revenue, 5.50%,
              12/1/15, Callable 12/1/09 @
              101..............................     1,137
    500     Olentangy Local School District,
              GO, 7.75%, 12/1/11, BIG..........       657
    565     Olmsted Falls School District, GO,
              6.85%, 12/15/11, Prerefunded
              12/15/04 @ 102, FGIC.............       607
  1,845     Parma City School District, GO,
              4.50%, 12/1/05, MBIA.............     1,953
  1,000     Plain Local School District, GO,
              5.80%, 12/1/15, Callable 12/1/10
              @ 100, FGIC......................     1,149
  2,600     Portage County, Revenue, Robinson
              Memorial Hospital Project, 5.63%,
              11/15/07, Callable 11/15/04 @
              102, MBIA........................     2,749
  1,160     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.65%, 2/1/12, Callable
              2/1/10 @ 100.....................     1,284
  1,000     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.70%, 2/1/13, Callable
              2/1/10 @ 100.....................     1,099
  1,000     Sandusky County, Hospital Facility
              Revenue, Memorial Hospital,
              5.10%, 1/1/09, Callable 1/1/08 @
              102..............................       997
    830     Shaker Heights City Schools, GO,
              7.10%, 12/15/10..................       982
  1,260     Southwest Licking Local School
              District, GO, 5.75%, 12/1/14,
              FGIC.............................     1,507
  1,710     Springfield County School District,
              GO, 0.00%, 12/1/12, AMBAC........     1,228
  1,435     State Air Quality Development
              Authority, Revenue, 3.25%,
              2/1/15...........................     1,469
  1,575     State Building Authority, Adult
              Correction Facilities, Revenue,
              5.00%, 10/1/05, FSA..............     1,673
  1,000     State Building Authority, 5.00%,
              4/1/09...........................     1,119

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     State Building Authority, 5.00%,
              4/1/11...........................  $  1,125
  1,450     State Building Authority, Adult
              Corrections, 5.50%, 10/1/12,
              FSA..............................     1,665
  2,150     State Building Authority,
              Correctional Facilities Revenue,
              Series A, 5.25%, 10/1/09.........     2,444
  1,000     State Building Authority,
              Facilities Administration
              Building Fund, Series A, 5.00%,
              4/1/17, Callable 4/1/13 @ 100,
              FSA..............................     1,084
  1,000     State Building Authority, Highway
              Safety Building Revenue, 5.38%,
              10/1/09, Callable 4/1/07 @ 101,
              AMBAC............................     1,109
  2,480     State Building Authority, Revenue,
              5.25%, 10/1/17, Callable 10/1/09
              @ 101............................     2,731
  1,000     State Building Authority, State
              Facilities, Administration
              Building, Funds, Revenue, Series
              A, 5.75%, 10/1/06, Callable
              10/1/04 @ 102, MBIA..............     1,055
  1,000     State Building Authority, State
              Facilities, Administration
              Building, Revenue, Project A,
              5.00%, 4/1/06, FSA...............     1,074
  2,000     State Building Authority, State
              Facilities, Administration
              Building, Revenue, Project B,
              5.25%, 10/1/08, FSA..............     2,256
  1,000     State Building Authority, State
              Facilities, Adult Correctional
              Building, Revenue, Series A,
              5.50%, 4/1/13, Callable 4/1/07 @
              101, AMBAC.......................     1,121
  1,000     State Building Authority, State
              Facilities, Adult Corrections,
              Revenue, Series A, 5.50%,
              10/1/08, FSA.....................     1,139
  1,000     State Building Authority, State
              Facilities, Adult Corrections,
              Revenue, Series A, 5.50%,
              10/1/14, FSA.....................     1,144
  1,165     State Building Authority, State
              Facilities, Transportation
              Building Fund, Revenue, Series A,
              6.50%, 9/1/09, Callable 9/1/04 @
              102, AMBAC.......................     1,230
  1,205     State Common Schools, Series A,
              5.25%, 9/15/12...................     1,383
  2,765     State Common Schools, Series A, GO,
              5.00%, 9/15/08...................     3,089
  1,630     State Common Schools, Series B, GO,
              5.50%, 9/15/08...................     1,857

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 70

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,110     State Conservation Project, Series
              A, GO, 4.00%, 9/1/10.............  $  1,186
  2,500     State Educational Loan Revenue,
              Series A-1, AMT, 5.55%, 12/1/11,
              Callable 6/1/07 @ 102, AMBAC.....     2,660
  1,750     State Elementary & Secondary
              Education, Revenue, 5.63%,
              12/1/06..........................     1,941
  2,510     State Fresh Water Development,
              Water Revenue, 5.80%, 6/1/11,
              Callable 6/1/05 @ 102, AMBAC.....     2,700
  1,260     State Higher Education, Series
              II-A, 5.50%, 12/1/09, MBIA.......     1,454
  1,000     State Higher Educational
              Facilities, Denison University,
              Revenue, 5.25%, 11/1/16, Callable
              11/1/06 @ 101....................     1,085
  3,750     State Higher Educational
              Facilities, Revenue, 4.95%,
              12/1/13, Callable 12/1/06 @ 101,
              AMBAC............................     3,936
  2,000     State Higher Educational
              Facilities, Series B, GO, 5.25%,
              5/1/08...........................     2,244
  1,500     State Higher Educational
              Facilities, Series II-A, 5.00%,
              12/1/04..........................     1,554
  1,000     State Higher Educational Loans,
              Revenue, Series A-1, AMT, 5.40%,
              12/1/09, Callable 6/1/07 @ 102,
              AMBAC............................     1,072
  1,955     State Infrastructure Improvements,
              GO, 5.75%, 2/1/16, Callable
              2/1/10 @ 100.....................     2,278
  2,000     State Infrastructure, Revenue,
              5.00%, 6/15/06...................     2,159
  1,090     State Mental Health Facilities,
              Revenue, Series II-B, 4.00%,
              6/1/04...........................     1,103
  1,500     State Mental Health Facilities,
              Revenue, Series II-B, 5.50%,
              6/1/16, Callable 6/1/11 @ 100....     1,677
  1,000     State Pollution Control, Revenue,
              5.63%, 3/1/15....................     1,085
  1,500     State Revitalization Project,
              Revenue, Series A, 5.00%,
              10/1/09, AMBAC...................     1,687
  1,500     State Turnpike Commission, Revenue,
              5.50%, 2/15/15, Callable 2/15/11
              @ 100............................     1,686
  5,155     State Turnpike Commission, Revenue,
              Series A, 5.50%, 2/15/14.........     5,997

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,810     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.25%, 6/1/06...........  $  1,964
  1,000     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.50%, 12/1/09, Callable
              6/1/05 @ 101, MBIA...............     1,070
  2,250     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.50%, 6/1/13, Callable
              12/1/07 @ 101....................     2,538
  1,500     State Water Development Authority,
              Water Development Revenue, 7.00%,
              12/1/09, Callable 6/1/04 @ 100,
              ETM..............................     1,758
  1,340     State Water Development Authority,
              Water Development Revenue, 5.10%,
              6/1/11, Callable 12/1/07 @ 102,
              AMBAC............................     1,487
  2,370     State Water Development Authority,
              Water Pollution Control Revenue,
              4.00%, 6/1/09....................     2,544
  2,300     State, Higher Education, Capital
              Facilities, 5.25%, 2/1/13........     2,564
    890     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102...........     1,033
    110     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102...........       127
  1,355     Toledo City School District, 5.00%,
              12/1/12..........................     1,529
  1,700     Toledo, GO, 5.00%, 12/1/08, MBIA...     1,903
  1,000     Toledo, GO, 5.63%, 12/1/11,
              Callable 12/1/06 @ 102, AMBAC....     1,130
  1,000     Toledo, Sewer System Revenue,
              5.25%, 11/15/13, Callable
              11/15/09 @ 102...................     1,121
  1,020     University of Cincinnati, General
              Receipts, Revenue, 4.00%, 6/1/08,
              AMBAC............................     1,092
  1,000     University of Cincinnati, General
              Receipts, Revenue, 5.50%,
              6/1/09...........................     1,144
  1,000     University of Cincinnati, General
              Receipts, Revenue, 5.75%, 6/1/13,
              Callable 6/1/06 @ 101............     1,097
  1,000     University of Dayton, 2001 Project,
              Revenue, 5.38%, 12/1/17..........     1,114
  1,135     University of Toledo, General
              Reciepts, Revenue, 5.25%, 6/1/17,
              FGIC.............................     1,246

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     West Geauga Local School District,
              GO, 5.00%, 11/1/10, AMBAC........  $  1,124
  1,680     Westerville City School District,
              GO, 5.25%, 12/1/18, Callable
              6/1/11 @ 100, MBIA...............     1,837
                                                 --------
                                                  249,278
                                                 --------
Texas (0.5%):
  2,500     Southeast, Housing Finance Corp.,
              Revenue, 0.00%, 9/1/17, MBIA.....     1,339
                                                 --------
Washington (0.4%):
  1,000     State, GO, Series A & AT-6, 6.25%,
              2/1/11...........................     1,175
                                                 --------
West Virginia (0.4%):
  1,000     Economic Development, Public and
              Juvenile Correctional Facility,
              Revenue, 4.25%, 6/1/09, MBIA.....     1,082
                                                 --------
Total Municipal Bonds                             260,046
                                                 --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES (0.7%):
     29     Blackrock Ohio Municipal Money
              Market Fund......................  $     29
  1,400     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................     1,400
    315     Fidelity Ohio Tax-Free Money Market
              Fund.............................       315
     27     One Group Ohio Municipal Money
              Market Fund, Class I (b).........        27
                                                 --------
  Total Investment Companies                        1,771
                                                 --------
Total (Cost $242,525) (a)                        $261,817
                                                 ========

------------
  Percentages indicated are based on net assets of $263,161.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $19,481
                   Unrealized depreciation......................     (189)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $19,292
                                                                  =======

  Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

See notes to financial statements.


ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 72

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (93.6%):
Kansas (1.8%):
 $3,225     Labette County, Single Family
              Mortgage Revenue, 0.00%,
              12/1/14..........................  $  2,060
                                                 --------
Maryland (0.7%):
  2,175     Prince Georges County Housing
              Authority, Multi-Family Housing
              Revenue, Foxglenn Apartments,
              Series A, AMT, 0.00%, 5/20/22,
              Callable 5/20/04 @ 36.045........       767
                                                 --------
Ohio (0.5%):
    500     Columbus, GO, 8.13%, 5/1/04........       512
                                                 --------
Puerto Rico (5.9%):
  2,400     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50.........     2,730
  1,500     Electric Power Authority, Power
              Revenue, Series JJ, 5.00%,
              7/1/09, MBIA.....................     1,690
  1,000     Medical Control Facilities Revenue,
              Auxilio Mutuo Hospital Obligation
              Group, 5.80%, 7/1/06, Callable
              1/1/05 @ 102, MBIA...............     1,060
  1,000     Municipal Finance Agency, Series A,
              5.00%, 8/1/13, Callable 8/1/12 @      1,120
              100, FSA.........................     6,600
                                                 --------
West Virginia (84.7%):
  1,285     Berkeley County, Board of
              Education, GO, 2.38%, 6/1/06.....     1,305
  1,525     Brooke, Pleasants, Tyler & Wetzel
              Counties, Single Family Mortgage
              Revenue, 7.40%, 8/15/10, ETM.....     1,934
  1,500     Cabell County, Education Board, GO,
              6.00%, 5/1/06, MBIA, ETM.........     1,651
     55     Charles Town Residential Mortgage
              Revenue, Series A, 5.70%,
              9/1/04...........................        56
    780     Charleston Building Community,
              Lease Revenue, 5.30%, 6/1/12,
              Callable 6/1/09 @ 102............       819
  1,010     Charleston Parking Revenue, Series
              B, 6.75%, 6/1/08, Callable
              12/1/04 @ 102....................     1,067
  1,120     Charleston Urban Renewal Authority
              Lease, Diamond Project, Revenue,
              Series A, 5.75%, 12/15/18,
              Callable 12/15/09 @ 102, FSA.....     1,291
  1,035     Clarksburg Water Revenue, 3.00%,
              9/1/05, FGIC.....................     1,063
  1,020     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/08, FSA...............       899

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/11, FSA...............  $    759
    500     Economic Development Authority
              Lease Revenue, Department of
              Environmental Protection, 4.00%,
              11/1/08..........................       530
    500     Economic Development Authority
              Lease Revenue, Department of
              Environmental Protection, 4.00%,
              11/1/09..........................       527
  1,000     Economic Development Authority
              Lease Revenue, Capitol Parking
              Garage Project, 5.63%, 6/1/16,
              AMBAC............................     1,142
    790     Fairmont, Waterworks Revenue,
              5.30%, 7/1/09, Callable 7/1/07 @
              102, MBIA........................       884
    925     Fairmont, Waterworks Revenue,
              5.50%, 7/1/12, Callable 7/1/07 @
              102, MBIA........................     1,041
  1,500     Harrison County, Board of
              Education, GO, 6.30%, 5/1/05,
              FGIC.............................     1,601
  2,500     Harrison County, Board of
              Education, GO, 6.40%, 5/1/07,
              FGIC.............................     2,859
  2,000     Harrison County, Community SO,
              Revenue, Series A, 6.25%,
              5/15/10, ETM.....................     2,295
    735     Jackson County, Residential
              Mortgage Revenue, 7.38%, 6/1/10,
              FGIC.............................       924
  1,000     Jefferson County Board of
              Education, Public School, GO,
              5.25%, 7/1/09....................     1,134
  3,260     Kanawha, Mercer & Nicholas
              Counties, Single Family Mortgage
              Revenue, 0.00%, 2/1/15,
              Prerefunded 2/1/14 @ 89.85.......     1,941
  4,550     Kanawha-Putnam County, Single
              Family Mortgage Revenue, Series
              A, 0.00%, 12/1/16, AMBAC, ETM....     2,584
  1,475     Keyser Housing Corp., Mortgage
              Revenue, 7.25%, 4/1/21, Callable
              2/9/04 @ 100.....................     1,478
  1,065     Marion County, Single Family
              Mortgage Revenue, 7.38%, 8/1/11,
              FGIC, ETM........................     1,362
    500     Marshall County, SO, 6.50%,
              5/15/10, ETM.....................       586
    440     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/04,
              MBIA.............................       447

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  300     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/05,
              MBIA.............................  $    322
  1,000     Monongalia County, Building
              Community, Healthcare Revenue,
              5.75%, 11/15/14, Callable 2/9/04
              @ 101............................       973
  1,295     Parkersburg Waterworks & Sewer
              System, Revenue, 5.50%, 3/1/10,
              Callable 9/1/06 @ 102, FSA.......     1,437
  1,335     Parkersburg Waterworks & Sewer
              System, Revenue, 5.50%, 9/1/10,
              Callable 9/1/06 @ 102, FSA.......     1,482
  1,000     Pleasants County, PCR, Potomac
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, MBIA...............     1,080
  1,750     Pleasants County, PCR, West Penn
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, AMBAC..............     1,889
  2,000     Raleigh, Fayette & Nicholas
              Counties, SO, 6.25%, 8/1/11,
              ETM..............................     2,416
    200     School Building Authority, Revenue,
              Capital Improvement, Series B,
              6.75%, 7/1/06, MBIA..............       224
  2,825     School Building Authority, Revenue,
              Capital Improvement, 5.50%,
              7/1/11, Callable 7/1/07 @ 102,
              AMBAC............................     3,184
  3,500     School Building Authority, Revenue,
              Capital Improvement, Series B,
              5.40%, 7/1/17, Callable 7/1/07 @
              102, FSA.........................     3,887
  2,990     State Building Commission, Lease
              Revenue, West Virginia Regional
              Jail, Series A, 5.25%, 7/1/12,
              AMBAC............................     3,405
  1,000     State Building Commission, Lottery
              Commission Revenue, Series A,
              5.25%, 7/1/08, Callable 7/1/07 @
              102, MBIA........................     1,113
  2,465     State Building Commission, Lottery
              Commission Revenue, Series A,
              5.25%, 7/1/09, Callable 7/1/07 @
              102, MBIA........................     2,753
  1,000     State Capital Appreciation
              Infrastructure, Series A, GO,
              0.00%, 11/1/13, FGIC.............       674
  1,000     State Capital Appreciation
              Infrastructure, Series A, GO,
              0.00%, 11/1/14, FGIC.............       636

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,440     State Higher Education, Interim
              Governing Board, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/16, Callable 5/1/11 @
              100, FGIC........................  $  1,589
  1,600     State Higher Education, Interim
              Governing Board, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/18, Callable 5/1/11 @
              100, FGIC........................     1,745
  1,000     State Higher Education, Policy
              Commission Revenue, State College
              Facilities, Series A, 5.00%,
              4/1/10, MBIA.....................     1,121
  1,000     State Higher Education, Policy
              Commission Revenue, University
              Facilities, Series A, 5.00%,
              4/1/11, MBIA.....................     1,122
  1,500     State Higher Education, Policy
              Commission Revenue, University
              Facilities, Series A, 5.00%,
              4/1/12, MBIA.....................     1,683
    500     State Hospital Finance Authority,
              Hospital Revenue, 5.70%, 1/1/04,
              MBIA.............................       500
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @ 102, MBIA......     1,071
    895     State Hospital Finance Authority,
              Hospital Revenue, 6.50%, 9/1/16,
              ETM..............................     1,127
  1,000     State Housing Development, Revenue,
              Series E, 3.75%, 11/1/08.........     1,046
    920     State Housing Development, Revenue,
              Series E, 4.00%, 5/1/09..........       967
    655     State Housing Development, Revenue,
              AMT, 5.65%, 11/1/15, Callable
              11/1/07 @ 102....................       692
  1,075     State Infrastructure, GO, Series B,
              AMT, 5.75%, 11/1/12, FGIC........     1,230
  1,815     State Parkways Economic Development
              & Tourism Authority Revenue GO,
              5.00%, 5/15/07...................     1,990
  1,000     State Parkways, Economic
              Development & Tourism Authority,
              Revenue, 5.25%, 5/15/16, FGIC....     1,135
  1,000     State Roads, GO, 5.25%, 6/1/10,
              Callable 6/1/08 @ 101, FGIC......     1,118
  1,500     State Roads, GO, 5.20%, 6/1/14,
              Callable 6/1/09 @ 101............     1,655

Continued

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 74

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,075     State Roads, GO, 5.25%, 6/1/16,
              Callable 6/1/09 @ 101, FSA.......  $  1,187
    970     State Roads, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 101, FGIC......     1,091
  1,200     State Water Development Authority,
              Infrastructure Revenue, Series A,
              5.50%, 10/1/18, Callable 10/1/13
              @ 101, AMBAC.....................     1,364
    620     State Water Development Authority,
              Infrastructure Revenue, Series A,
              5.35%, 10/1/13, Callable 10/1/10
              @ 100, FSA.......................       697
    770     State Water Development Authority,
              Infrastructure Revenue, Series A,
              5.40%, 10/1/14, Callable 10/1/10
              @ 100, FSA.......................       869
  1,000     State Water Development Authority,
              Water Development Revenue,
              Program II, Series B, 5.00%,
              11/1/12, AMBAC...................     1,125
  1,000     State Water Development Authority,
              Water Development Revenue,
              Program II, Series B, 5.00%,
              11/1/13, AMBAC...................     1,124
  1,000     State, GO, 5.25%, 6/1/08, FGIC.....     1,122
  1,000     State, GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC.............................     1,114
  1,000     State, GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC.............................     1,109

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,000     State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101.....................  $  1,147
  1,000     State, GO, 5.75%, 6/1/15, Callable
              6/1/09 @ 101.....................     1,145
  1,000     University Revenue, 0.00%,
              4/1/16...........................       582
  1,000     University Revenue, 0.00%,
              4/1/17...........................       549
  1,000     University Revenue, 0.00%,
              4/1/18...........................       517
    750     University Revenue, State
              University System, Marshall
              University Library, Series A,
              5.60%, 4/1/11, Callable 4/1/06 @
              101, AMBAC.......................       817
  1,000     West Virginia School Building
              Authority, Revenue, Capital
              Improvement, 4.00%, 7/1/10,
              AMBAC............................     1,065
  1,000     Wheeling Waterworks & Sewer System,
              Revenue, 5.40%, 6/1/11, Callable
              6/1/07 @ 100, FGIC...............     1,103
                                                 --------
                                                   95,172
                                                 --------
  Total Municipal Bonds                           105,111
                                                 --------
INVESTMENT COMPANIES (5.6%):
  3,716     Blackrock Provident Institutional
              Funds, Tax-Free Money Market
              Fund.............................     3,716
  2,565     One Group Municipal Money Market
              Fund, Class I (b)................     2,565
                                                 --------
  Total Investment Companies                        6,281
                                                 --------
Total (Cost $102,340) (a)                        $111,392
                                                 ========

------------
Percentages indicated are based on net assets of $112,335.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 9,081
                   Unrealized depreciation......................      (29)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 9,052
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

ONE GROUP MUTUAL FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

ACA          Insured by American Capital Access

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

BIG          Insured by Bond Insurance Guarantee

EDR          Economic Development Revenue

ETM          Escrowed to Maturity

FGIC         Insured by Financial Guaranty Insurance Corporation

FHA          Federal Housing Administration

FHLB         Federal Home Loan Bank

FHLMC        Insured by Freddie Mac

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GSL          Guaranteed Student Loans

GTY          Guaranty

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

IF           Inverse Floater

LO           Limited Obligation

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

OID          Original Issue Discount

PCR          Pollution Control Revenue

PSFG         Permanent School Funding Guarantee

Q-SBLF       Qualified School Board Loan Fund

SO           Special Obligation

VA           Veterans Administration

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 76

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                SHORT-TERM    INTERMEDIATE                 MUNICIPAL      ARIZONA
                                                MUNICIPAL       TAX-FREE      TAX-FREE       INCOME      MUNICIPAL
                                                BOND FUND      BOND FUND      BOND FUND       FUND       BOND FUND
                                                ----------    ------------    ---------    ----------    ---------
ASSETS:
Investments, at cost..........................   $547,291       $615,126      $499,056     $1,121,150    $140,159
Unrealized appreciation (depreciation) from
  investments.................................      7,868         44,184        52,409         40,724      12,016
                                                 --------       --------      --------     ----------    --------
Investments, at value.........................    555,159        659,310       551,465      1,161,874     152,175
Cash..........................................      1,744             --            --          2,349          --
Interest and dividends receivable.............      5,947          8,299         8,337         15,089       2,814
Receivable for capital shares issued..........         68              1            --            230          --
Receivable from brokers for investments
  sold........................................      1,054             --            --             --          --
Prepaid expenses and other assets.............          4              5             4              9           1
                                                 --------       --------      --------     ----------    --------
Total Assets..................................    563,976        667,615       559,806      1,179,551     154,990
                                                 --------       --------      --------     ----------    --------
LIABILITIES:
Dividends payable.............................      1,014          2,177         1,986          3,862         507
Payable to brokers for investments
  purchased...................................     11,603          5,670            --         11,969       1,763
Payable for capital shares redeemed...........        458             12            65            595          --
Accrued expenses and other payables:
  Investment advisory fees....................        163            224           190            395          52
  Administration fees.........................         77             91            77            160          21
  Distribution fees...........................        100             27            25            155           3
  Other.......................................         62             75            97            249          42
                                                 --------       --------      --------     ----------    --------
Total Liabilities.............................     13,477          8,276         2,440         17,385       2,388
                                                 --------       --------      --------     ----------    --------
NET ASSETS:
Capital.......................................    543,453        620,124       501,606      1,147,113     140,450
Undistributed (distributions in excess of) net
  investment income...........................         44             42            62            208          25
Accumulated undistributed net realized gains
  (losses) from investment transactions.......       (866)        (5,011)        3,289        (25,879)        111
Net unrealized appreciation (depreciation)
  from investments............................      7,868         44,184        52,409         40,724      12,016
                                                 --------       --------      --------     ----------    --------
Net Assets....................................   $550,499       $659,339      $557,366     $1,162,166    $152,602
                                                 ========       ========      ========     ==========    ========
NET ASSETS:
  Class I.....................................   $313,906       $574,615      $481,272     $  849,364    $140,586
  Class A.....................................    120,792         68,906        60,674        154,014      10,417
  Class B.....................................     22,852         15,818        15,420        108,018       1,599
  Class C.....................................     92,949             --            --         50,770          --
                                                 --------       --------      --------     ----------    --------
Total.........................................   $550,499       $659,339      $557,366     $1,162,166    $152,602
                                                 ========       ========      ========     ==========    ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I.....................................     30,280         50,656        36,283         84,618      13,848
  Class A.....................................     11,685          6,076         4,567         15,275       1,035
  Class B.....................................      2,195          1,391         1,163         10,769         157
  Class C.....................................      8,929             --            --          5,065          --
                                                 --------       --------      --------     ----------    --------
Total.........................................     53,089         58,123        42,013        115,727      15,040
                                                 ========       ========      ========     ==========    ========
Net Asset Value
  Class I -- Offering and redemption price per
    share.....................................   $  10.37       $  11.34      $  13.26     $    10.04    $  10.15
                                                 ========       ========      ========     ==========    ========
  Class A -- Redemption price per share.......   $  10.34       $  11.34      $  13.28     $    10.08    $  10.07
                                                 ========       ========      ========     ==========    ========
      Maximum sales charge....................      3.00%          4.50%         4.50%          4.50%       4.50%
                                                 ========       ========      ========     ==========    ========
      Maximum offering price per share
         (100%/(100%-maximum sales charge) of
         net asset value adjusted to the
         nearest cent)........................   $  10.66       $  11.87      $  13.91     $    10.55    $  10.54
                                                 ========       ========      ========     ==========    ========
  Class B -- Offering price per share (a).....   $  10.41       $  11.37      $  13.26     $    10.03    $  10.16
                                                 ========       ========      ========     ==========    ========
  Class C -- Offering price per share (a).....   $  10.41                                  $    10.02
                                                 ========                                  ==========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                                                                         WEST
                                                 KENTUCKY     LOUISIANA    MICHIGAN       OHIO         VIRGINIA
                                                 MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL      MUNICIPAL
                                                 BOND FUND    BOND FUND    BOND FUND    BOND FUND      BOND FUND
                                                 ---------    ---------    ---------    ---------    -------------
ASSETS:
Investments, at cost...........................  $118,356     $130,350     $284,291     $242,525       $102,340
Unrealized appreciation (depreciation) from
  investments..................................    10,803       11,015       27,356       19,292          9,052
                                                 --------     --------     --------     --------       --------
Investments, at value..........................   129,159      141,365      311,647      261,817        111,392
Cash...........................................        35           40           24           --             97
Interest and dividends receivable..............     1,795        1,825        3,097        2,370          1,270
Receivable for capital shares issued...........        --          122          209          235              5
Prepaid expenses and other assets..............         1            1            2            2              1
                                                 --------     --------     --------     --------       --------
Total Assets...................................   130,990      143,353      314,979      264,424        112,765
                                                 --------     --------     --------     --------       --------
LIABILITIES:
Dividends payable..............................       457          452        1,103          842            341
Payable for capital shares redeemed............         8           65           86          158              1
Accrued expenses and other payables:
  Investment advisory fees.....................        45           48          107           88             38
  Administration fees..........................        18           20           43           36             16
  Distribution fees............................        13           27           47           68             11
  Other........................................        52           40           49           71             23
                                                 --------     --------     --------     --------       --------
Total Liabilities..............................       593          652        1,435        1,263            430
                                                 --------     --------     --------     --------       --------
NET ASSETS:
Capital........................................   121,044      133,234      296,923      250,396        104,785
Undistributed (distributions in excess of) net
  investment income............................        62           14           36           99             15
Accumulated undistributed net realized gains
  (losses) from investment transactions........    (1,512)      (1,562)     (10,771)      (6,626)        (1,517)
Net unrealized appreciation (depreciation) from
  investments..................................    10,803       11,015       27,356       19,292          9,052
                                                 --------     --------     --------     --------       --------
Net Assets.....................................  $130,397     $142,701     $313,544     $263,161       $112,335
                                                 ========     ========     ========     ========       ========
NET ASSETS:
  Class I......................................  $103,248     $ 54,431     $190,945     $115,469       $ 90,277
  Class A......................................    13,878       72,793       85,781       81,847          9,859
  Class B......................................    13,271       15,477       36,818       65,845         12,199
                                                 --------     --------     --------     --------       --------
Total..........................................  $130,397     $142,701     $313,544     $263,161       $112,335
                                                 ========     ========     ========     ========       ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I......................................     9,774        5,207       17,104       10,264          8,653
  Class A......................................     1,313        6,960        7,677        7,246            936
  Class B......................................     1,263        1,480        3,427        5,790          1,160
                                                 --------     --------     --------     --------       --------
Total..........................................    12,350       13,647       28,208       23,300         10,749
                                                 ========     ========     ========     ========       ========
Net Asset Value
  Class I -- Offering and redemption price per
    share......................................  $  10.56     $  10.45     $  11.16     $  11.25       $  10.43
                                                 ========     ========     ========     ========       ========
  Class A -- Redemption price per share........  $  10.57     $  10.46     $  11.17     $  11.30       $  10.53
                                                 ========     ========     ========     ========       ========
      Maximum sales charge.....................     4.50%        4.50%        4.50%        4.50%          4.50%
                                                 ========     ========     ========     ========       ========
      Maximum offering price per share
         (100%/(100%-maximum sales charge) of
         net asset value adjusted to the
         nearest cent).........................  $  11.07     $  10.95     $  11.70     $  11.83       $  11.03
                                                 ========     ========     ========     ========       ========
  Class B -- Offering price per share (a)......  $  10.50     $  10.46     $  10.74     $  11.37       $  10.51
                                                 ========     ========     ========     ========       ========

------------

(a) Redemption price for Class B shares varies based on the length of time the shares are held.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 78

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                       SHORT-
                                                        TERM                                                  ARIZONA
                                                      MUNICIPAL    INTERMEDIATE    TAX-FREE     MUNICIPAL    MUNICIPAL
                                                        BOND         TAX-FREE        BOND        INCOME        BOND
                                                        FUND        BOND FUND        FUND         FUND         FUND
                                                      ---------    ------------    ---------    ---------    ---------
INVESTMENT INCOME:
Interest income.....................................   $8,043        $15,212        $14,351      $28,257      $3,539
Dividend income.....................................      128             35             31          594           8
                                                       ------        -------        -------      -------      ------
Total Income........................................    8,171         15,247         14,382       28,851       3,547
                                                       ------        -------        -------      -------      ------
EXPENSES:
Investment advisory fees............................    1,707          2,016          1,291        2,702         346
Administration fees.................................      459            542            463          969         124
Distribution fees (Class A).........................      208            128            112          290          18
Distribution fees (Class B).........................      117             83             81          567           9
Distribution fees (Class C).........................      484             --             --          273          --
Custodian fees......................................        5              7              6           13           2
Legal and audit fees................................        6              7              6           11           3
Trustees' fees and expenses.........................        3              3              2            5          --
Transfer agent fees.................................       35             15             13           52           1
Registration and filing fees........................       35             26             23           25           6
Printing and mailing costs..........................       16             17             12           28           3
Other...............................................       26             25             17           46           7
                                                       ------        -------        -------      -------      ------
Total expenses before waivers.......................    3,101          2,869          2,026        4,981         519
Less waivers........................................     (937)          (720)          (186)        (472)        (45)
                                                       ------        -------        -------      -------      ------
Net Expenses........................................    2,164          2,149          1,840        4,509         474
                                                       ------        -------        -------      -------      ------
Net Investment Income...............................    6,007         13,098         12,542       24,342       3,073
                                                       ------        -------        -------      -------      ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions......................................     (867)         2,201          4,114       (5,012)        317
Net change in unrealized appreciation (depreciation)
  from investments..................................     (933)        (9,201)       (10,498)      (2,413)     (1,962)
                                                       ------        -------        -------      -------      ------
Net realized/unrealized gains (losses) from
  investment transactions...........................   (1,800)        (7,000)        (6,384)      (7,425)     (1,645)
                                                       ------        -------        -------      -------      ------
Change in net assets resulting from operations......   $4,207        $ 6,098        $ 6,158      $16,917      $1,428
                                                       ======        =======        =======      =======      ======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                     KENTUCKY     LOUISIANA    MICHIGAN       OHIO           WEST
                                                     MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL      VIRGINIA
                                                       BOND         BOND         BOND         BOND         MUNICIPAL
                                                       FUND         FUND         FUND         FUND         BOND FUND
                                                     ---------    ---------    ---------    ---------    -------------
INVESTMENT INCOME:
Interest income....................................   $3,164       $3,160       $7,530       $6,103         $2,487
Dividend income from affiliates....................        3            2            1           --(a)           8
Dividend income....................................       11           12           22           11             16
                                                      ------       ------       ------       ------         ------
Total Income.......................................    3,178        3,174        7,553        6,114          2,511
                                                      ------       ------       ------       ------         ------
EXPENSES:
Investment advisory fees...........................      310          435          730          828            252
Administration fees................................      111          117          262          223             90
Distribution fees (Class A)........................       26          130          158          145             17
Distribution fees (Class B)........................       71           79          190          346             62
Custodian fees.....................................        2            2            3            4              2
Legal and audit fees...............................        4            3            5            4              2
Trustees' fees and expenses........................        1            1            1            1              1
Transfer agent fees................................        6           12           15           25              4
Registration and filing fees.......................        9            7           19           11              8
Printing and mailing costs.........................        3            3            7            7              2
Other..............................................       12            9           14           17              8
                                                      ------       ------       ------       ------         ------
Total expenses before waivers......................      555          798        1,404        1,611            448
Less waivers.......................................      (52)        (192)        (147)        (367)           (45)
                                                      ------       ------       ------       ------         ------
Net Expenses.......................................      503          606        1,257        1,244            403
                                                      ------       ------       ------       ------         ------
Net Investment Income..............................    2,675        2,568        6,296        4,870          2,108
                                                      ------       ------       ------       ------         ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions.....................................      300         (130)        (175)        (403)           (11)
Net change in unrealized appreciation
  (depreciation) from investments..................   (1,764)      (1,749)      (3,779)      (2,809)        (1,174)
                                                      ------       ------       ------       ------         ------
Net realized/unrealized gains (losses) from
  investment transactions..........................   (1,464)      (1,879)      (3,954)      (3,212)        (1,185)
                                                      ------       ------       ------       ------         ------
Change in net assets resulting from operations.....   $1,211       $  689       $2,342       $1,658         $  923
                                                      ======       ======       ======       ======         ======

------------
(a) Amount is less than 1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 80

MUNICIPAL BOND SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                   SHORT-TERM MUNICIPAL       INTERMEDIATE TAX-FREE              TAX-FREE
                                                        BOND FUND                   BOND FUND                   BOND FUND
                                                 ------------------------    ------------------------    ------------------------
                                                  SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                    ENDED          YEAR         ENDED          YEAR         ENDED          YEAR
                                                   DECEMBER       ENDED        DECEMBER       ENDED        DECEMBER       ENDED
                                                     31,         JUNE 30,        31,         JUNE 30,        31,         JUNE 30,
                                                     2003          2003          2003          2003          2003          2003
                                                 ------------    --------    ------------    --------    ------------    --------
                                                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.........................    $  6,007      $ 11,243      $ 13,098      $ 27,705      $ 12,542      $ 27,424
 Net realized gains (losses) from investment
   transactions................................        (867)        2,521         2,201         6,347         4,114         4,045
 Net change in unrealized appreciation
   (depreciation) from investments.............        (933)        5,415        (9,201)       18,305       (10,498)       20,734
                                                   --------      --------      --------      --------      --------      --------
Change in net assets resulting from
 operations....................................       4,207        19,179         6,098        52,357         6,158        52,203
                                                   --------      --------      --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income....................      (3,814)       (7,525)      (11,637)      (24,806)      (11,016)      (24,172)
 From net realized gains from investment
   transactions................................        (985)         (295)           --            --          (858)           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income....................      (1,258)       (1,913)       (1,361)       (2,383)       (1,342)       (2,583)
 From net realized gains from investment
   transactions................................        (374)          (81)           --            --          (108)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income....................        (184)         (305)         (255)         (416)         (286)         (570)
 From net realized gains from investment
   transactions................................         (71)          (15)           --            --           (27)           --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 From net investment income....................        (750)       (1,470)
 From net realized gains from investment
   transactions................................        (289)          (77)
                                                   --------      --------      --------      --------      --------      --------
Change in net assets from shareholder
 distributions.................................      (7,725)      (11,681)      (13,253)      (27,605)      (13,637)      (27,325)
                                                   --------      --------      --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions..................................      (7,742)      241,644       (39,178)        4,180       (35,265)      (28,883)
                                                   --------      --------      --------      --------      --------      --------
Change in net assets...........................     (11,260)      249,142       (46,333)       28,932       (42,744)       (4,005)
NET ASSETS:
 Beginning of period...........................     561,759       312,617       705,672       676,740       600,110       604,115
                                                   --------      --------      --------      --------      --------      --------
 End of period.................................    $550,499      $561,759      $659,339      $705,672      $557,366      $600,110
                                                   ========      ========      ========      ========      ========      ========

                                                       MUNICIPAL                ARIZONA MUNICIPAL           KENTUCKY MUNICIPAL
                                                      INCOME FUND                   BOND FUND                   BOND FUND
                                               --------------------------    ------------------------    ------------------------
                                                SIX MONTHS                    SIX MONTHS                  SIX MONTHS
                                                  ENDED           YEAR          ENDED          YEAR         ENDED          YEAR
                                                 DECEMBER        ENDED         DECEMBER       ENDED        DECEMBER       ENDED
                                                   31,          JUNE 30,         31,         JUNE 30,        31,         JUNE 30,
                                                   2003           2003           2003          2003          2003          2003
                                               ------------    ----------    ------------    --------    ------------    --------
                                               (UNAUDITED)                   (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.......................   $   24,342     $   52,686      $  3,073      $  6,984      $  2,675      $  6,044
 Net realized gains (losses) from investment
   transactions..............................       (5,012)        15,703           317         1,482           300           473
 Net change in unrealized appreciation
   (depreciation) from investments...........       (2,413)         9,176        (1,962)        4,565        (1,764)        4,412
                                                ----------     ----------      --------      --------      --------      --------
Change in net assets resulting from
 operations..................................       16,917         77,565         1,428        13,031         1,211        10,929
                                                ----------     ----------      --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income..................      (18,247)       (40,029)       (2,851)       (6,537)       (2,137)       (5,048)
 From net realized gains from investment
   transactions..............................           --             --          (289)           --            --            --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income..................       (3,203)        (6,963)         (187)         (401)         (275)         (532)
 From net realized gains from investment
   transactions..............................           --             --           (21)           --            --            --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income..................       (1,846)        (4,003)          (27)          (43)         (217)         (473)
 From net realized gains from investment
   transactions..............................           --             --            (3)           --            --            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 From net investment income..................         (885)        (1,768)
                                                ----------     ----------      --------      --------      --------      --------
Change in net assets from shareholder
 distributions...............................      (24,181)       (52,763)       (3,378)       (6,981)       (2,629)       (6,053)
                                                ----------     ----------      --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions................................      (91,949)       (43,716)         (326)      (23,535)      (15,148)       (8,541)
                                                ----------     ----------      --------      --------      --------      --------
Change in net assets.........................      (99,213)       (18,914)       (2,276)      (17,485)      (16,566)       (3,665)
NET ASSETS:
 Beginning of period.........................    1,261,379      1,280,293       154,878       172,363       146,963       150,628
                                                ----------     ----------      --------      --------      --------      --------
 End of period...............................   $1,162,166     $1,261,379      $152,602      $154,878      $130,397      $146,963
                                                ==========     ==========      ========      ========      ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                   LOUISIANA MUNICIPAL          MICHIGAN MUNICIPAL            OHIO MUNICIPAL
                                                        BOND FUND                   BOND FUND                   BOND FUND
                                                 ------------------------    ------------------------    ------------------------
                                                  SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                   DECEMBER        JUNE        DECEMBER        JUNE        DECEMBER        JUNE
                                                     31,           30,           31,           30,           31,           30,
                                                     2003          2003          2003          2003          2003          2003
                                                 ------------    --------    ------------    --------    ------------    --------
                                                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.........................    $  2,568      $5,556        $  6,296      $13,228       $  4,870      $  9,637
 Net realized gains (losses) from investment
 transactions..................................        (130)        395            (175)        813            (403)          185
 Net change in unrealized appreciation
 (depreciation) from investments...............      (1,749)      5,091          (3,779)     12,099          (2,809)        9,126
                                                   --------      --------      --------      --------      --------      --------
Change in net assets resulting from
 operations....................................         689      11,042           2,342      26,140           1,658        18,948
                                                   --------      --------      --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income....................      (1,039)     (2,403)         (3,961)     (8,770)         (2,329)       (5,365)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income....................      (1,308)     (2,713)         (1,708)     (3,305)         (1,483)       (2,317)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income....................        (228)       (442)           (633)     (1,149)           (993)       (1,977)
                                                   --------      --------      --------      --------      --------      --------
Change in net assets from shareholder
 distributions.................................      (2,575)     (5,558)         (6,302)     (13,224)        (4,805)       (9,659)
                                                   --------      --------      --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions..................................      (4,261)     (7,204)        (21,867)     12,368         (27,642)       41,338
                                                   --------      --------      --------      --------      --------      --------
Change in net assets...........................      (6,147)     (1,720)        (25,827)     25,284         (30,789)       50,627
NET ASSETS:
 Beginning of period...........................     148,848      150,568        339,371      314,087        293,950       243,323
                                                   --------      --------      --------      --------      --------      --------
 End of period.................................    $142,701      $148,848      $313,544      $339,371      $263,161      $293,950
                                                   ========      ========      ========      ========      ========      ========

                                                              WEST VIRGINIA MUNICIPAL
                                                                     BOND FUND
                                                              ------------------------
                                                               SIX MONTHS       YEAR
                                                                 ENDED         ENDED
                                                                DECEMBER        JUNE
                                                                  31,           30,
                                                                  2003          2003
                                                              ------------    --------
                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................    $  2,108      $  4,297
 Net realized gains (losses) from investment transactions...         (11)          126
 Net change in unrealized appreciation (depreciation) from
 investments................................................      (1,174)        3,413
                                                                --------      --------
Change in net assets resulting from operations..............         923         7,836
                                                                --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income.................................      (1,754)       (3,595)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income.................................        (174)         (321)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income.................................        (181)         (380)
                                                                --------      --------
Change in net assets from shareholder distributions.........      (2,109)       (4,296)
                                                                --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions..............       2,287        11,647
                                                                --------      --------
Change in net assets........................................       1,101        15,187
NET ASSETS:
 Beginning of period........................................     111,234        96,047
                                                                --------      --------
 End of period..............................................    $112,335      $111,234
                                                                ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 82

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                   SHORT-TERM MUNICIPAL       INTERMEDIATE TAX-FREE              TAX-FREE
                                        BOND FUND                   BOND FUND                   BOND FUND
                                 ------------------------    ------------------------    ------------------------
                                  SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                    ENDED          YEAR         ENDED          YEAR         ENDED          YEAR
                                   DECEMBER       ENDED        DECEMBER       ENDED        DECEMBER       ENDED
                                     31,         JUNE 30,        31,         JUNE 30,        31,         JUNE 30,
                                     2003          2003          2003          2003          2003          2003
                                 ------------    --------    ------------    --------    ------------    --------
                                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares
    issued.....................   $  88,168      $231,291      $ 49,017      $126,942      $ 26,394      $103,160
  Dividends reinvested.........       1,463         1,129           904         1,193           290         1,144
  Cost of shares redeemed......    (108,569)     (121,853)      (80,249)     (160,402)      (54,150)     (150,412)
                                  ---------      --------      --------      --------      --------      --------
Change in net assets from Class
  I capital transactions.......   $ (18,938)     $110,567      $(30,328)     $(32,267)     $(27,466)     $(46,108)
                                  =========      ========      ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares
    issued.....................   $  44,875      $ 97,375      $ 10,243      $ 39,020      $  8,545      $ 58,154
  Dividends reinvested.........       1,244         1,425           788         1,275           882         1,642
  Cost of shares redeemed......     (33,768)      (40,818)      (18,634)      (11,763)      (15,556)      (46,309)
                                  ---------      --------      --------      --------      --------      --------
Change in net assets from Class
  A capital transactions.......   $  12,351      $ 57,982      $ (7,603)     $ 28,532      $ (6,129)     $ 13,487
                                  =========      ========      ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares
    issued.....................   $   4,297      $ 16,418      $  1,626      $  9,786      $  1,290      $  6,223
  Dividends reinvested.........         198           219           151           248           254           442
  Cost of shares redeemed......      (4,314)       (1,816)       (3,024)       (2,119)       (3,213)       (2,927)
                                  ---------      --------      --------      --------      --------      --------
Change in net assets from Class
  B capital transactions.......   $     181      $ 14,821      $ (1,247)     $  7,915      $ (1,669)     $  3,738
                                  =========      ========      ========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares
    issued.....................   $  40,592      $118,627
  Dividends reinvested.........         873         1,261
  Cost of shares redeemed......     (42,800)      (61,614)
                                  ---------      --------
Change in net assets from Class
  C capital transactions.......   $  (1,335)     $ 58,274
                                  =========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.......................       8,495        22,328         4,366        11,260         2,010         7,807
  Reinvested...................         141           109            80           106            22            86
  Redeemed.....................     (10,469)      (11,761)       (7,131)      (14,199)       (4,126)      (11,348)
                                  ---------      --------      --------      --------      --------      --------
Change in Class I Shares.......      (1,833)       10,676        (2,685)       (2,833)       (2,094)       (3,455)
                                  =========      ========      ========      ========      ========      ========
CLASS A SHARES:
  Issued.......................       4,344         9,414           911         3,452           651         4,394
  Reinvested...................         120           138            70           113            67           124
  Redeemed.....................      (3,268)       (3,951)       (1,657)       (1,042)       (1,187)       (3,499)
                                  ---------      --------      --------      --------      --------      --------
Change in Class A Shares.......       1,196         5,601          (676)        2,523          (469)        1,019
                                  =========      ========      ========      ========      ========      ========
CLASS B SHARES:
  Issued.......................         413         1,579           145           863            98           471
  Reinvested...................          19            21            13            22            19            33
  Redeemed.....................        (414)         (175)         (270)         (187)         (245)         (222)
                                  ---------      --------      --------      --------      --------      --------
Change in Class B Shares.......          18         1,425          (112)          698          (128)          282
                                  =========      ========      ========      ========      ========      ========
CLASS C SHARES:
  Issued.......................       3,896        11,411
  Reinvested...................          84           121
  Redeemed.....................      (4,108)       (5,926)
                                  ---------      --------
Change in Class C Shares.......        (128)        5,606
                                  =========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                          MUNICIPAL               ARIZONA MUNICIPAL           KENTUCKY MUNICIPAL
                                         INCOME FUND                  BOND FUND                   BOND FUND
                                   ------------------------    ------------------------    ------------------------
                                    SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                      ENDED          YEAR         ENDED          YEAR         ENDED          YEAR
                                     DECEMBER       ENDED        DECEMBER       ENDED        DECEMBER       ENDED
                                       31,         JUNE 30,        31,         JUNE 30,        31,         JUNE 30,
                                       2003          2003          2003          2003          2003          2003
                                   ------------    --------    ------------    --------    ------------    --------
                                   (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued....    $ 48,123      $108,958      $10,114       $ 22,795      $  2,709      $ 13,608
  Dividends reinvested...........         488         1,293          132             43            16            38
  Cost of shares redeemed........     (93,334)     (188,980)      (9,468)       (48,840)      (14,776)      (24,164)
                                     --------      --------      -------       --------      --------      --------
Change in net assets from Class I
  capital transactions...........    $(44,723)     $(78,729)     $   778       $(26,002)     $(12,051)     $(10,518)
                                     ========      ========      =======       ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued....    $ 21,666      $ 57,657      $ 2,612       $  5,763      $  1,532      $  5,177
  Dividends reinvested...........       2,441         5,391          119            266           157           326
  Cost of shares redeemed........     (52,134)      (49,514)      (3,696)        (4,246)       (3,256)       (3,456)
                                     --------      --------      -------       --------      --------      --------
Change in net assets from Class A
  capital transactions...........    $(28,027)     $ 13,534      $  (965)      $  1,783      $ (1,567)     $  2,047
                                     ========      ========      =======       ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued....    $  3,014      $ 21,870      $   222       $    848      $    408      $  2,146
  Dividends reinvested...........       1,378         2,961           22             36           160           341
  Cost of shares redeemed........     (16,223)      (18,301)        (383)          (200)       (2,097)       (2,558)
                                     --------      --------      -------       --------      --------      --------
Change in net assets from Class B
  capital transactions...........    $(11,831)     $  6,530      $  (139)      $    684      $ (1,529)     $    (71)
                                     ========      ========      =======       ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued....    $  8,072      $ 33,064
  Dividends reinvested...........         708         1,387
  Cost of shares redeemed........     (16,148)      (19,501)
                                     --------      --------
Change in net assets from Class C
  capital transactions...........    $ (7,368)     $ 14,950
                                     ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.........................       4,858        10,882        1,003          2,255           258         1,298
  Reinvested.....................          49           130           13              4             2             4
  Redeemed.......................      (9,413)      (18,872)        (938)        (4,805)       (1,408)       (2,302)
                                     --------      --------      -------       --------      --------      --------
Change in Class I Shares.........      (4,506)       (7,860)          78         (2,546)       (1,148)       (1,000)
                                     ========      ========      =======       ========      ========      ========
CLASS A SHARES:
  Issued.........................       2,181         5,731          261            568           147           490
  Reinvested.....................         245           538           12             26            15            31
  Redeemed.......................      (5,258)       (4,924)        (374)          (420)         (311)         (328)
                                     --------      --------      -------       --------      --------      --------
Change in Class A Shares.........      (2,832)        1,345         (101)           174          (149)          193
                                     ========      ========      =======       ========      ========      ========
CLASS B SHARES:
  Issued.........................         304         2,187           22             83            39           204
  Reinvested.....................         139           297            2              4            15            33
  Redeemed.......................      (1,641)       (1,832)         (38)           (20)         (201)         (246)
                                     --------      --------      -------       --------      --------      --------
Change in Class B Shares.........      (1,198)          652          (14)            67          (147)           (9)
                                     ========      ========      =======       ========      ========      ========
CLASS C SHARES:
  Issued.........................         813         3,307
  Reinvested.....................          71           139
  Redeemed.......................      (1,634)       (1,950)
                                     --------      --------
Change in Class C Shares.........        (750)        1,496
                                     ========      ========

See notes to financial statements.


ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 84

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                      LOUISIANA MUNICIPAL          MICHIGAN MUNICIPAL            OHIO MUNICIPAL
                                           BOND FUND                   BOND FUND                   BOND FUND
                                    ------------------------    ------------------------    ------------------------
                                     SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                       ENDED          YEAR         ENDED          YEAR         ENDED          YEAR
                                      DECEMBER       ENDED        DECEMBER       ENDED        DECEMBER       ENDED
                                        31,         JUNE 30,        31,         JUNE 30,        31,         JUNE 30,
                                        2003          2003          2003          2003          2003          2003
                                    ------------    --------    ------------    --------    ------------    --------
                                    (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued.....    $ 1,775       $  3,863      $  8,863      $ 26,488      $  3,971      $23,017
  Dividends reinvested............         15             52           172           465            72          228
  Cost of shares redeemed.........     (3,076)       (18,273)      (19,160)      (48,232)      (19,922)     (32,016)
                                      -------       --------      --------      --------      --------      -------
Change in net assets from Class I
  capital transactions............    $(1,286)      $(14,358)     $(10,125)     $(21,279)     $(15,879)     $(8,771)
                                      =======       ========      ========      ========      ========      =======
CLASS A SHARES:
  Proceeds from shares issued.....    $ 5,088       $ 14,289      $  9,739      $ 38,639      $  7,116      $46,494
  Dividends reinvested............        789          1,618         1,192         2,289         1,080        1,706
  Cost of shares redeemed.........     (8,204)       (11,505)      (20,989)      (16,462)      (13,350)     (10,441)
                                      -------       --------      --------      --------      --------      -------
Change in net assets from Class A
  capital transactions............    $(2,327)      $  4,402      $(10,058)     $ 24,466      $ (5,154)     $37,759
                                      =======       ========      ========      ========      ========      =======
CLASS B SHARES:
  Proceeds from shares issued.....    $ 1,203       $  7,525      $  2,055      $ 10,650      $  3,439      $18,696
  Dividends reinvested............        166            334           466           857           767        1,574
  Cost of shares redeemed.........     (2,018)        (5,107)       (4,205)       (2,324)      (10,816)      (7,921)
                                      -------       --------      --------      --------      --------      -------
Change in net assets from Class B
  capital transactions............    $  (649)      $  2,752      $ (1,684)     $  9,183      $ (6,610)     $12,349
                                      =======       ========      ========      ========      ========      =======
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued..........................        172            373           798         2,384           354        2,055
  Reinvested......................          1              5            16            42             7           20
  Redeemed........................       (296)        (1,754)       (1,725)       (4,357)       (1,786)      (2,854)
                                      -------       --------      --------      --------      --------      -------
Change in Class I Shares..........       (123)        (1,376)         (911)       (1,931)       (1,425)        (779)
                                      =======       ========      ========      ========      ========      =======
CLASS A SHARES:
  Issued..........................        489          1,370           874         3,475           635        4,128
  Reinvested......................         76            156           107           206            96          152
  Redeemed........................       (792)        (1,102)       (1,899)       (1,483)       (1,187)        (930)
                                      -------       --------      --------      --------      --------      -------
Change in Class A Shares..........       (227)           424          (918)        2,198          (456)       3,350
                                      =======       ========      ========      ========      ========      =======
CLASS B SHARES:
  Issued..........................        116            724           192           992           304        1,649
  Reinvested......................         16             32            44            80            68          140
  Redeemed........................       (195)          (494)         (395)         (218)         (961)        (700)
                                      -------       --------      --------      --------      --------      -------
Change in Class B Shares..........        (63)           262          (159)          854          (589)       1,089
                                      =======       ========      ========      ========      ========      =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                              WEST VIRGINIA MUNICIPAL
                                                                     BOND FUND
                                                              ------------------------
                                                               SIX MONTHS
                                                                 ENDED          YEAR
                                                                DECEMBER       ENDED
                                                                  31,         JUNE 30,
                                                                  2003          2003
                                                              ------------    --------
                                                              (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................     $6,668       $14,765
  Dividends reinvested......................................        366           121
  Cost of shares redeemed...................................     (4,444)       (8,774)
                                                                 ------       -------
Change in net assets from Class I capital transactions......     $2,590       $ 6,112
                                                                 ======       =======
CLASS A SHARES:
  Proceeds from shares issued...............................     $  531       $ 4,553
  Dividends reinvested......................................        120           191
  Cost of shares redeemed...................................       (721)       (1,393)
                                                                 ------       -------
Change in net assets from Class A capital transactions......     $  (70)      $ 3,351
                                                                 ======       =======
CLASS B SHARES:
  Proceeds from shares issued...............................     $  652       $ 3,028
  Dividends reinvested......................................        131           282
  Cost of shares redeemed...................................     (1,016)       (1,128)
                                                                 ------       -------
Change in net assets from Class B capital transactions......     $ (233)      $ 2,182
                                                                 ======       =======
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................        644         1,424
  Reinvested................................................         35            12
  Redeemed..................................................       (427)         (847)
                                                                 ------       -------
Change in Class I Shares....................................        252           589
                                                                 ======       =======
CLASS A SHARES:
  Issued....................................................         51           434
  Reinvested................................................         11            18
  Redeemed..................................................        (70)         (133)
                                                                 ------       -------
Change in Class A Shares....................................         (8)          319
                                                                 ======       =======
CLASS B SHARES:
  Issued....................................................         61           289
  Reinvested................................................         13            27
  Redeemed..................................................        (97)         (108)
                                                                 ------       -------
Change in Class B Shares....................................        (23)          208
                                                                 ======       =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 86

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                AND UNREALIZED
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited).......................   $10.43       $0.12          $(0.03)        $ 0.09       $(0.12)     $(0.03)      $(0.15)
 Year Ended June 30, 2003..........    10.24        0.28            0.20           0.48        (0.28)      (0.01)       (0.29)
 Year Ended June 30, 2002..........    10.09        0.35            0.15           0.50        (0.35)         --        (0.35)
 Year Ended June 30, 2001..........     9.90        0.44            0.19           0.63        (0.44)         --        (0.44)
 Year Ended June 30, 2000..........    10.02        0.41           (0.12)          0.29        (0.41)         --        (0.41)
 Six Months Ended June 30, 1999
 (b)...............................    10.16        0.19           (0.14)          0.05        (0.19)         --        (0.19)
 May 4, 1998 to December 31, 1998
 (e)...............................    10.00        0.25            0.16           0.41        (0.25)         --        (0.25)

INTERMEDIATE TAX-FREE BOND FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited).......................    11.46        0.23           (0.12)          0.11        (0.23)         --        (0.23)
 Year Ended June 30, 2003..........    11.05        0.45            0.41           0.86        (0.45)         --        (0.45)
 Year Ended June 30, 2002..........    10.82        0.48            0.23           0.71        (0.48)         --        (0.48)
 Year Ended June 30, 2001..........    10.41        0.50            0.41           0.91        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    10.68        0.49           (0.27)          0.22        (0.49)         --        (0.49)
 Year Ended June 30, 1999..........    11.15        0.50           (0.30)          0.20        (0.50)      (0.17)       (0.67)

TAX-FREE BOND FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited).......................    13.42        0.30           (0.14)          0.16        (0.30)      (0.02)       (0.32)
 Year Ended June 30, 2003..........    12.89        0.59            0.53           1.12        (0.59)         --        (0.59)
 Year Ended June 30, 2002..........    12.72        0.61            0.17           0.78        (0.61)         --        (0.61)
 Year Ended June 30, 2001..........    12.15        0.61            0.57           1.18        (0.61)         --        (0.61)
 Year Ended June 30, 2000..........    12.44        0.60           (0.29)          0.31        (0.60)         --        (0.60)
 Six Months Ended June 30, 1999
 (f)...............................    12.98        0.29           (0.52)         (0.23)       (0.30)      (0.01)       (0.31)
 Year Ended December 31, 1998......    12.86        0.60            0.16           0.76        (0.61)      (0.03)       (0.64)

MUNICIPAL INCOME FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited).......................    10.09        0.21           (0.05)          0.16        (0.21)         --        (0.21)
 Year Ended June 30, 2003..........     9.89        0.43            0.20           0.63        (0.43)         --        (0.43)
 Year Ended June 30, 2002..........     9.80        0.46            0.09           0.55        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........     9.46        0.48            0.34           0.82        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.92        0.48           (0.46)          0.02        (0.48)         --        (0.48)
 Year Ended June 30, 1999..........    10.11        0.50           (0.19)          0.31        (0.50)         --        (0.50)

ARIZONA MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited).......................    10.28        0.20           (0.11)          0.09        (0.20)      (0.02)       (0.22)
 Year Ended June 30, 2003..........     9.92        0.43            0.36           0.79        (0.43)         --        (0.43)
 Year Ended June 30, 2002..........     9.75        0.45            0.17           0.62        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........     9.46        0.46            0.29           0.75        (0.46)         --        (0.46)
 Year Ended June 30, 2000..........     9.74        0.46           (0.21)          0.25        (0.46)      (0.07)       (0.53)
 Year Ended June 30, 1999..........    10.15        0.46           (0.26)          0.20        (0.46)      (0.15)       (0.61)

KENTUCKY MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited).......................    10.66        0.21           (0.10)          0.11        (0.21)         --        (0.21)
 Year Ended June 30, 2003..........    10.31        0.44            0.35           0.79        (0.44)         --        (0.44)
 Year Ended June 30, 2002..........    10.19        0.47            0.12           0.59        (0.47)         --        (0.47)
 Year Ended June 30, 2001..........     9.90        0.49            0.29           0.78        (0.49)         --        (0.49)
 Year Ended June 30, 2000..........    10.12        0.49           (0.22)          0.27        (0.49)         --        (0.49)
 Year Ended June 30, 1999..........    10.40        0.50           (0.28)          0.22        (0.50)         --        (0.50)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(c) Not Annualized.

(d) Annualized

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

--------------------------------------------------------------------------------

                                                                    RATIOS/SUPPLEMENTARY DATA
                                                              --------------------------------------
                                                                 NET        RATIO OF    RATIO OF NET
                                         NET ASSET             ASSETS,      EXPENSES     INVESTMENT
                                          VALUE,                END OF         TO        INCOME TO
                                          END OF     TOTAL      PERIOD      AVERAGE       AVERAGE
                                          PERIOD     RETURN    (000'S)     NET ASSETS    NET ASSETS
                                         ---------   ------   ----------   ----------   ------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $10.37      0.91%(c) $ 313,906      0.55%(d)      2.32%(d)
  Year Ended June 30, 2003..............   10.43      4.81      334,990       0.55          2.79
  Year Ended June 30, 2002..............   10.24      4.98      219,485       0.55          3.48
  Year Ended June 30, 2001..............   10.09      6.52      135,796       0.55          4.43
  Year Ended June 30, 2000..............    9.90      2.93      116,527       0.57          4.09
  Six Months Ended June 30, 1999 (b)....   10.02      0.50(c)   132,902       0.62(d)       3.79(d)
  May 4, 1998 to December 31, 1998
 (e)....................................   10.16      4.15(c)   118,296       0.61(d)       3.75(d)

INTERMEDIATE TAX-FREE BOND FUND (CLASS
 I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................   11.34      0.97(c)   574,615       0.59(d)       3.95(d)
  Year Ended June 30, 2003..............   11.46      7.95      611,080       0.59          4.02
  Year Ended June 30, 2002..............   11.05      6.83      621,073       0.59          4.41
  Year Ended June 30, 2001..............   10.82      8.85      665,256       0.59          4.66
  Year Ended June 30, 2000..............   10.41      2.19      737,277       0.59          4.72
  Year Ended June 30, 1999..............   10.68      1.71    1,013,839       0.59          4.49

TAX-FREE BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   13.26      1.25(c)   481,272       0.59(d)       4.43(d)
  Year Ended June 30, 2003..............   13.42      8.86      515,093       0.58          4.47
  Year Ended June 30, 2002..............   12.89      6.25      539,253       0.58          4.72
  Year Ended June 30, 2001..............   12.72      9.88      574,311       0.58          4.86
  Year Ended June 30, 2000..............   12.15      2.64      609,667       0.60          4.96
  Six Months Ended June 30, 1999 (f)....   12.44      1.78(c)   795,839       0.63(d)       4.60(d)
  Year Ended December 31, 1998..........   12.98      6.01      841,715       0.63          4.61

MUNICIPAL INCOME FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.04      1.64(c)   849,364       0.59(d)       4.22(d)
  Year Ended June 30, 2003..............   10.09      6.48      898,852       0.59          4.27
  Year Ended June 30, 2002..............    9.89      5.82      959,322       0.59          4.65
  Year Ended June 30, 2001..............    9.80      8.77      931,851       0.58          4.99
  Year Ended June 30, 2000..............    9.46      0.32      857,118       0.57          5.07
  Year Ended June 30, 1999..............    9.92      3.06      744,647       0.57          4.92

ARIZONA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.15      0.96(c)   140,586       0.59(d)       4.02(d)
  Year Ended June 30, 2003..............   10.28      8.06      141,541       0.59          4.17
  Year Ended June 30, 2002..............    9.92      6.57      161,869       0.59          4.52
  Year Ended June 30, 2001..............    9.75      7.92      176,004       0.59          4.71
  Year Ended June 30, 2000..............    9.46      2.66      195,753       0.60          4.82
  Year Ended June 30, 1999..............    9.74      1.94      233,360       0.61          4.59

KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.56      1.07(c)   103,248       0.61(d)       4.00(d)
  Year Ended June 30, 2003..............   10.66      7.74      116,423       0.61          4.12
  Year Ended June 30, 2002..............   10.31      5.89      122,970       0.61          4.56
  Year Ended June 30, 2001..............   10.19      8.06      127,557       0.61          4.89
  Year Ended June 30, 2000..............    9.90      2.83      124,778       0.61          5.00
  Year Ended June 30, 1999..............   10.12      2.05      122,917       0.61          4.77

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                            AVERAGE NET
                                          ASSETS WITHOUT     PORTFOLIO
                                              WAIVERS       TURNOVER (a)
                                          ---------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.81%(d)         83.19%
  Year Ended June 30, 2003..............       0.81            109.73
  Year Ended June 30, 2002..............       0.81             94.19
  Year Ended June 30, 2001..............       0.81             89.29
  Year Ended June 30, 2000..............       0.89            113.70
  Six Months Ended June 30, 1999 (b)....       0.80(d)          74.84
  May 4, 1998 to December 31, 1998
 (e)....................................       0.70(d)          32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS
 I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.79(d)           8.49
  Year Ended June 30, 2003..............       0.78             48.87
  Year Ended June 30, 2002..............       0.78             65.46
  Year Ended June 30, 2001..............       0.79             96.03
  Year Ended June 30, 2000..............       0.80             86.32
  Year Ended June 30, 1999..............       0.81            108.41
TAX-FREE BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.64(d)           8.68
  Year Ended June 30, 2003..............       0.63             12.05
  Year Ended June 30, 2002..............       0.63             10.70
  Year Ended June 30, 2001..............       0.63             33.81
  Year Ended June 30, 2000..............       0.66             44.41
  Six Months Ended June 30, 1999 (f)....       0.66(d)          37.90
  Year Ended December 31, 1998..........       0.63             22.05
MUNICIPAL INCOME FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.64(d)          23.85
  Year Ended June 30, 2003..............       0.64             73.77
  Year Ended June 30, 2002..............       0.64             93.62
  Year Ended June 30, 2001..............       0.64             65.31
  Year Ended June 30, 2000..............       0.67            100.61
  Year Ended June 30, 1999..............       0.67             55.03
ARIZONA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.64(d)           5.65
  Year Ended June 30, 2003..............       0.64             18.17
  Year Ended June 30, 2002..............       0.64             12.38
  Year Ended June 30, 2001..............       0.64             17.30
  Year Ended June 30, 2000..............       0.65             19.28
  Year Ended June 30, 1999..............       0.67             16.29
KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.66(d)           4.27
  Year Ended June 30, 2003..............       0.66              9.08
  Year Ended June 30, 2002..............       0.66             15.24
  Year Ended June 30, 2001..............       0.66             16.70
  Year Ended June 30, 2000..............       0.69             21.82
  Year Ended June 30, 1999..............       0.71              6.30

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 88

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET                AND UNREALIZED
                                      VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2003
 {(Unaudited)......................   $10.58       $0.20          $(0.13)        $ 0.07       $(0.20)     $   --       $(0.20)
 Year Ended June 30, 2003..........    10.20        0.41            0.38           0.79        (0.41)         --        (0.41)
 Year Ended June 30, 2002..........    10.08        0.45            0.12           0.57        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........     9.74        0.48            0.34           0.82        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.96        0.48           (0.21)          0.27        (0.48)      (0.01)       (0.49)
 Year Ended June 30, 1999..........    10.26        0.48           (0.28)          0.20        (0.48)      (0.02)       (0.50)

MICHIGAN MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2003
 {(Unaudited)......................    11.29        0.23           (0.13)          0.10        (0.23)         --        (0.23)
 Year Ended June 30, 2003..........    10.83        0.46            0.46           0.92        (0.46)         --        (0.46)
 Year Ended June 30, 2002..........    10.65        0.49            0.18           0.67        (0.49)         --        (0.49)
 Year Ended June 30, 2001..........    10.22        0.50            0.43           0.93        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    10.62        0.51           (0.38)          0.13        (0.51)      (0.02)       (0.53)
 Six Months Ended June 30, 1999
 (b)...............................    11.03        0.25           (0.41)         (0.16)       (0.25)         --        (0.25)
 Year Ended December 31, 1998......    10.93        0.50            0.13           0.63        (0.51)      (0.02)       (0.53)

OHIO MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2003
 {(Unaudited)......................    11.36        0.21           (0.11)          0.10        (0.21)         --        (0.21)
 Year Ended June 30, 2003..........    10.97        0.44            0.39           0.83        (0.44)         --        (0.44)
 Year Ended June 30, 2002..........    10.79        0.49            0.18           0.67        (0.49)         --        (0.49)
 Year Ended June 30, 2001..........    10.44        0.53            0.35           0.88        (0.53)         --        (0.53)
 Year Ended June 30, 2000..........    10.75        0.53           (0.31)          0.22        (0.53)         --        (0.53)
 Year Ended June 30, 1999..........    11.08        0.54           (0.33)          0.21        (0.54)         --        (0.54)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2003
 {(Unaudited)......................    10.55        0.20           (0.12)          0.08        (0.20)         --        (0.20)
 Year Ended June 30, 2003..........    10.19        0.44            0.36           0.80        (0.44)         --        (0.44)
 Year Ended June 30, 2002..........    10.06        0.48            0.13           0.61        (0.48)         --        (0.48)
 Year Ended June 30, 2001..........     9.73        0.48            0.33           0.81        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.96        0.49           (0.23)          0.26        (0.49)         --(e)     (0.49)
 Year Ended June 30, 1999..........    10.28        0.49           (0.31)          0.18        (0.49)      (0.01)       (0.50)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(c) Not Annualized

(d) Annualized

(e) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

--------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTARY DATA
                                                              ---------------------------------------------------------------------
                                                                NET       RATIO OF    RATIO OF NET      RATIO OF
                                         NET ASSET            ASSETS,     EXPENSES     INVESTMENT      EXPENSES TO
                                          VALUE,               END OF        TO        INCOME TO       AVERAGE NET
                                          END OF     TOTAL     PERIOD     AVERAGE       AVERAGE      ASSETS WITHOUT     PORTFOLIO
                                          PERIOD     RETURN   (000'S)    NET ASSETS    NET ASSETS        WAIVERS       TURNOVER (a)
                                         ---------   ------   --------   ----------   ------------   ---------------   ------------

LOUISIANA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $10.45      0.68%(c) $54,431      0.61%(d)      3.77%(d)        0.81%(d)         0.00%
  Year Ended June 30, 2003..............   10.58      7.86     56,421       0.61          3.90            0.81             9.53
  Year Ended June 30, 2002..............   10.20      5.75     68,446       0.61          4.41            0.81            22.19
  Year Ended June 30, 2001..............   10.08      8.56     72,627       0.61          4.81            0.81            11.08
  Year Ended June 30, 2000..............    9.74      2.81     80,167       0.61          4.92            0.83            17.27
  Year Ended June 30, 1999..............    9.96      1.92    106,294       0.61          4.66            0.85            19.67

MICHIGAN MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   11.16      0.89(c) 190,945       0.60(d)       4.06(d)         0.65(d)          4.29
  Year Ended June 30, 2003..............   11.29      8.67    203,301       0.60          4.18            0.65            11.18
  Year Ended June 30, 2002..............   10.83      6.39    216,149       0.60          4.53            0.65             7.96
  Year Ended June 30, 2001..............   10.65      9.29    218,856       0.59          4.79            0.64            17.30
  Year Ended June 30, 2000..............   10.22      1.28    233,913       0.61          4.94            0.67            33.34
  Six Months Ended June 30, 1999 (b)....   10.62     (1.46)(c) 309,445      0.66(d)       4.60(d)         0.69(d)         10.60
  Year Ended December 31, 1998..........   11.03      5.94    298,842       0.66          4.52            0.67            23.33

OHIO MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   11.25      0.95(c) 115,469       0.60(d)       3.83(d)         0.81(d)          7.61
  Year Ended June 30, 2003..............   11.36      7.67    132,810       0.60          3.90            0.81            14.63
  Year Ended June 30, 2002..............   10.97      6.33    136,759       0.60          4.49            0.82            20.90
  Year Ended June 30, 2001..............   10.79      8.63    134,934       0.60          4.99            0.81            15.67
  Year Ended June 30, 2000..............   10.44      2.20    126,362       0.60          5.10            0.83            35.46
  Year Ended June 30, 1999..............   10.75      1.84    160,493       0.56          4.86            0.83            13.69

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.43      0.82(c)  90,277       0.60(d)       3.89(d)         0.66(d)          9.52
  Year Ended June 30, 2003..............   10.55      8.00     88,621       0.59          4.24            0.65            10.34
  Year Ended June 30, 2002..............   10.19      6.22     79,617       0.61          4.73            0.66            12.03
  Year Ended June 30, 2001..............   10.06      8.53     86,428       0.61          4.87            0.66             7.91
  Year Ended June 30, 2000..............    9.73      2.76     91,975       0.61          5.03            0.68            24.67
  Year Ended June 30, 1999..............    9.96      1.71     98,391       0.61          4.74            0.71            15.24

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 90

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                        INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                --------------------------------------   ----------------------------------------
                                                                 NET
                                    NET ASSET                  REALIZED
                                     VALUE,        NET           AND        TOTAL FROM      NET           NET
                                    BEGINNING   INVESTMENT    UNREALIZED    INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                    OF PERIOD     INCOME        GAINS       ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                    ---------   ----------   ------------   ----------   ----------   -----------   -------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited).................   $10.40       $0.11         $(0.03)       $ 0.08       $(0.11)      $(0.03)        $(0.14)
 Year Ended June 30, 2003.........    10.21        0.26           0.20          0.46        (0.26)       (0.01)         (0.27)
 Year Ended June 30, 2002.........    10.07        0.32           0.14          0.46        (0.32)          --          (0.32)
 Year Ended June 30, 2001.........     9.87        0.42           0.20          0.62        (0.42)          --          (0.42)
 Year Ended June 30, 2000.........    10.01        0.38          (0.14)         0.24        (0.38)          --          (0.38)
 Six Months Ended June 30, 1999
 (b)..............................    10.15        0.19          (0.15)         0.04        (0.18)          --          (0.18)
 May 4, 1998 to December 31, 1998
 (e)..............................    10.00        0.22           0.16          0.38        (0.23)          --          (0.23)

INTERMEDIATE TAX-FREE BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited).................    11.45        0.21          (0.11)         0.10        (0.21)          --          (0.21)
 Year Ended June 30, 2003.........    11.05        0.42           0.41          0.83        (0.43)          --          (0.43)
 Year Ended June 30, 2002.........    10.81        0.45           0.24          0.69        (0.45)          --          (0.45)
 Year Ended June 30, 2001.........    10.41        0.48           0.40          0.88        (0.48)          --          (0.48)
 Year Ended June 30, 2000.........    10.67        0.47          (0.26)         0.21        (0.47)          --          (0.47)
 Year Ended June 30, 1999.........    11.14        0.47          (0.30)         0.17        (0.47)       (0.17)         (0.64)

TAX-FREE BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited).................    13.44        0.28          (0.14)         0.14        (0.28)       (0.02)         (0.30)
 Year Ended June 30, 2003.........    12.91        0.55           0.54          1.09        (0.56)          --          (0.56)
 Year Ended June 30, 2002.........    12.74        0.57           0.18          0.75        (0.58)          --          (0.58)
 Year Ended June 30, 2001.........    12.16        0.58           0.58          1.16        (0.58)          --          (0.58)
 Year Ended June 30, 2000.........    12.44        0.57          (0.28)         0.29        (0.57)          --          (0.57)
 Six Months Ended June 30, 1999
 (f)..............................    12.99        0.28          (0.53)        (0.25)       (0.29)       (0.01)         (0.30)
 Year Ended December 31, 1998.....    12.87        0.55           0.17          0.72        (0.57)       (0.03)         (0.60)

MUNICIPAL INCOME FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited).................    10.13        0.21          (0.06)         0.15        (0.20)          --          (0.20)
 Year Ended June 30, 2003.........     9.93        0.40           0.20          0.60        (0.40)          --          (0.40)
 Year Ended June 30, 2002.........     9.83        0.43           0.10          0.53        (0.43)          --          (0.43)
 Year Ended June 30, 2001.........     9.49        0.46           0.34          0.80        (0.46)          --          (0.46)
 Year Ended June 30, 2000.........     9.95        0.46          (0.46)           --        (0.46)          --          (0.46)
 Year Ended June 30, 1999.........    10.14        0.47          (0.19)         0.28        (0.47)          --          (0.47)

ARIZONA MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited).................    10.19        0.19          (0.10)         0.09        (0.19)       (0.02)         (0.21)
 Year Ended June 30, 2003.........     9.84        0.39           0.36          0.75        (0.40)          --          (0.40)
 Year Ended June 30, 2002.........     9.67        0.39           0.20          0.59        (0.42)          --          (0.42)
 Year Ended June 30, 2001.........     9.39        0.43           0.28          0.71        (0.43)          --          (0.43)
 Year Ended June 30, 2000.........     9.67        0.43          (0.21)         0.22        (0.43)       (0.07)         (0.50)
 Year Ended June 30, 1999.........    10.08        0.44          (0.26)         0.18        (0.44)       (0.15)         (0.59)

KENTUCKY MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited).................    10.67        0.21          (0.11)         0.10        (0.20)          --          (0.20)
 Year Ended June 30, 2003.........    10.32        0.40           0.36          0.76        (0.41)          --          (0.41)
 Year Ended June 30, 2002.........    10.20        0.43           0.13          0.56        (0.44)          --          (0.44)
 Year Ended June 30, 2001.........     9.90        0.47           0.30          0.77        (0.47)          --          (0.47)
 Year Ended June 30, 2000.........    10.13        0.47          (0.23)         0.24        (0.47)          --          (0.47)
 Year Ended June 30, 1999.........    10.41        0.47          (0.28)         0.19        (0.47)          --          (0.47)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(c) Not Annualized.

(d) Annualized

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                                     ------------------------------------
                                                                       NET       RATIO OF    RATIO OF NET
                                         NET ASSET                   ASSETS,     EXPENSES     INVESTMENT
                                          VALUE,     TOTAL RETURN     END OF        TO        INCOME TO
                                          END OF       (EXCLUDES      PERIOD     AVERAGE       AVERAGE
                                          PERIOD     SALES CHARGE)   (000'S)    NET ASSETS    NET ASSETS
                                         ---------   -------------   --------   ----------   ------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $10.34          0.79%(c)   $120,792      0.80%(d)      2.07%(d)
  Year Ended June 30, 2003..............   10.40          4.57       109,112       0.80          2.53
  Year Ended June 30, 2002..............   10.21          4.64        49,927       0.80          3.13
  Year Ended June 30, 2001..............   10.07          6.38         8,423       0.80          4.13
  Year Ended June 30, 2000..............    9.87          2.47         3,053       0.82          3.91
  Six Months Ended June 30, 1999 (b)....   10.01          0.37(c)      1,843       0.86(d)       3.48(d)
  May 4, 1998 to December 31, 1998
 (e)....................................   10.15          3.89(c)        559       0.86(d)       3.53(d)

INTERMEDIATE TAX-FREE BOND FUND (CLASS
 A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   11.34          0.93(c)     68,906       0.84(d)       3.70(d)
  Year Ended June 30, 2003..............   11.45          7.59        77,336       0.84          3.76
  Year Ended June 30, 2002..............   11.05          6.54        46,752       0.84          4.16
  Year Ended June 30, 2001..............   10.81          8.56        38,293       0.84          4.42
  Year Ended June 30, 2000..............   10.41          2.03        32,200       0.84          4.48
  Year Ended June 30, 1999..............   10.67          1.45        34,725       0.84          4.28

TAX-FREE BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   13.28          1.11(c)     60,674       0.84(d)       4.18(d)
  Year Ended June 30, 2003..............   13.44          8.59        67,693       0.83          4.22
  Year Ended June 30, 2002..............   12.91          5.97        51,859       0.83          4.47
  Year Ended June 30, 2001..............   12.74          9.67        46,849       0.83          4.59
  Year Ended June 30, 2000..............   12.16          2.47        33,629       0.85          4.72
  Six Months Ended June 30, 1999 (f)....   12.44         (1.97)(c)    38,253       0.87(d)       4.34(d)
  Year Ended December 31, 1998..........   12.99          5.74        47,176       0.88          4.36

MUNICIPAL INCOME FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.08          1.49(c)    154,014       0.84(d)       3.97(d)
  Year Ended June 30, 2003..............   10.13          6.17       183,392       0.84          4.02
  Year Ended June 30, 2002..............    9.93          5.52       166,452       0.84          4.40
  Year Ended June 30, 2001..............    9.83          8.56       166,096       0.83          4.74
  Year Ended June 30, 2000..............    9.49          0.06       144,335       0.82          4.79
  Year Ended June 30, 1999..............    9.95          2.80       188,143       0.82          4.62

ARIZONA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.07          0.92(c)     10,417       0.84(d)       3.77(d)
  Year Ended June 30, 2003..............   10.19          7.73        11,576       0.84          3.91
  Year Ended June 30, 2002..............    9.84          6.25         9,462       0.84          4.26
  Year Ended June 30, 2001..............    9.67          7.72         2,746       0.84          4.46
  Year Ended June 30, 2000..............    9.39          2.43         2,391       0.86          4.64
  Year Ended June 30, 1999..............    9.67          1.69         1,799       0.86          4.37

KENTUCKY MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.57          0.92(c)     13,878       0.86(d)       3.75(d)
  Year Ended June 30, 2003..............   10.67          7.48        15,593       0.86          3.86
  Year Ended June 30, 2002..............   10.32          5.61        13,099       0.86          4.30
  Year Ended June 30, 2001..............   10.20          7.90         8,906       0.86          4.64
  Year Ended June 30, 2000..............    9.90          2.47         8,230       0.86          4.74
  Year Ended June 30, 1999..............   10.13          1.79        10,075       0.86          4.50

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                            AVERAGE NET
                                          ASSETS WITHOUT     PORTFOLIO
                                              WAIVERS       TURNOVER (a)
                                          ---------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.15%(d)         83.19%
  Year Ended June 30, 2003..............       1.15            109.73
  Year Ended June 30, 2002..............       1.15             94.19
  Year Ended June 30, 2001..............       1.16             89.29
  Year Ended June 30, 2000..............       1.24            113.70
  Six Months Ended June 30, 1999 (b)....       1.16(d)          74.84
  May 4, 1998 to December 31, 1998
 (e)....................................       0.99(d)          32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS
 A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.14(d)           8.49
  Year Ended June 30, 2003..............       1.13             48.87
  Year Ended June 30, 2002..............       1.13             65.46
  Year Ended June 30, 2001..............       1.14             96.03
  Year Ended June 30, 2000..............       1.15             86.32
  Year Ended June 30, 1999..............       1.16            108.41
TAX-FREE BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       0.99(d)           8.68
  Year Ended June 30, 2003..............       0.98             12.05
  Year Ended June 30, 2002..............       0.98             10.70
  Year Ended June 30, 2001..............       0.98             33.81
  Year Ended June 30, 2000..............       1.00             44.41
  Six Months Ended June 30, 1999 (f)....       0.95(d)          37.90
  Year Ended December 31, 1998..........       0.88             22.05
MUNICIPAL INCOME FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       0.99(d)          23.85
  Year Ended June 30, 2003..............       0.99             73.77
  Year Ended June 30, 2002..............       0.99             93.62
  Year Ended June 30, 2001..............       0.98             65.31
  Year Ended June 30, 2000..............       1.01            100.61
  Year Ended June 30, 1999..............       1.01             55.03
ARIZONA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       0.99(d)           5.65
  Year Ended June 30, 2003..............       0.99             18.17
  Year Ended June 30, 2002..............       0.99             12.38
  Year Ended June 30, 2001..............       0.99             17.30
  Year Ended June 30, 2000..............       1.01             19.28
  Year Ended June 30, 1999..............       1.02             16.29
KENTUCKY MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.01(d)           4.27
  Year Ended June 30, 2003..............       1.01              9.08
  Year Ended June 30, 2002..............       1.01             15.24
  Year Ended June 30, 2001..............       1.01             16.70
  Year Ended June 30, 2000..............       1.04             21.82
  Year Ended June 30, 1999..............       1.06              6.30

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 92

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                        INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                --------------------------------------   ----------------------------------------
                                                                 NET
                                    NET ASSET                  REALIZED
                                     VALUE,        NET           AND        TOTAL FROM      NET           NET
                                    BEGINNING   INVESTMENT    UNREALIZED    INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                    OF PERIOD     INCOME        GAINS       ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                    ---------   ----------   ------------   ----------   ----------   -----------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited).................   $10.59       $0.18         $(0.13)       $ 0.05       $(0.18)      $   --         $(0.18)
 Year Ended June 30, 2003.........    10.21        0.38           0.38          0.76        (0.38)          --          (0.38)
 Year Ended June 30, 2002.........    10.08        0.42           0.13          0.55        (0.42)          --          (0.42)
 Year Ended June 30, 2001.........     9.74        0.45           0.34          0.79        (0.45)          --          (0.45)
 Year Ended June 30, 2000.........     9.96        0.46          (0.21)         0.25        (0.46)       (0.01)         (0.47)
 Year Ended June 30, 1999.........    10.26        0.45          (0.28)         0.17        (0.45)       (0.02)         (0.47)

MICHIGAN MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited).................    11.30        0.21          (0.13)         0.08        (0.21)          --          (0.21)
 Year Ended June 30, 2003.........    10.84        0.43           0.46          0.89        (0.43)          --          (0.43)
 Year Ended June 30, 2002.........    10.65        0.46           0.19          0.65        (0.46)          --          (0.46)
 Year Ended June 30, 2001.........    10.22        0.47           0.43          0.90        (0.47)          --          (0.47)
 Year Ended June 30, 2000.........    10.63        0.48          (0.39)         0.09        (0.48)       (0.02)         (0.50)
 Six Months Ended June 30, 1999
 (b)..............................    11.03        0.24          (0.40)        (0.16)       (0.24)          --          (0.24)
 Year Ended December 31, 1998.....    10.93        0.47           0.13          0.60        (0.48)       (0.02)         (0.50)

OHIO MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited).................    11.41        0.20          (0.11)         0.09        (0.20)          --          (0.20)
 Year Ended June 30, 2003.........    11.01        0.40           0.41          0.81        (0.41)          --          (0.41)
 Year Ended June 30, 2002.........    10.82        0.46           0.19          0.65        (0.46)          --          (0.46)
 Year Ended June 30, 2001.........    10.47        0.51           0.35          0.86        (0.51)          --          (0.51)
 Year Ended June 30, 2000.........    10.78        0.51          (0.31)         0.20        (0.51)          --          (0.51)
 Year Ended June 30, 1999.........    11.11        0.51          (0.33)         0.18        (0.51)          --          (0.51)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited).................    10.64        0.19          (0.11)         0.08        (0.19)          --          (0.19)
 Year Ended June 30, 2003.........    10.27        0.41           0.37          0.78        (0.41)          --          (0.41)
 Year Ended June 30, 2002.........    10.14        0.46           0.13          0.59        (0.46)          --          (0.46)
 Year Ended June 30, 2001.........     9.81        0.46           0.33          0.79        (0.46)          --          (0.46)
 Year Ended June 30, 2000.........    10.03        0.46          (0.22)         0.24        (0.46)          --(e)       (0.46)
 Year Ended June 30, 1999.........    10.36        0.47          (0.32)         0.15        (0.47)       (0.01)         (0.48)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(c) Not Annualized

(d) Annualized

(e) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                                     ------------------------------------
                                                                       NET       RATIO OF    RATIO OF NET
                                         NET ASSET                   ASSETS,     EXPENSES     INVESTMENT
                                          VALUE,     TOTAL RETURN     END OF        TO        INCOME TO
                                          END OF       (EXCLUDES      PERIOD     AVERAGE       AVERAGE
                                          PERIOD     SALES CHARGE)   (000'S)    NET ASSETS    NET ASSETS
                                         ---------   -------------   --------   ----------   ------------

LOUISIANA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $10.46          0.54%(c)   $72,793       0.86%(d)      3.52%(d)
  Year Ended June 30, 2003..............   10.59          7.58        76,095       0.86          3.65
  Year Ended June 30, 2002..............   10.21          5.59        69,037       0.86          4.15
  Year Ended June 30, 2001..............   10.08          8.28        59,662       0.86          4.56
  Year Ended June 30, 2000..............    9.74          2.55        58,225       0.86          4.67
  Year Ended June 30, 1999..............    9.96          1.67        75,958       0.86          4.40

MICHIGAN MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   11.17          0.77(c)     85,781       0.85(d)       3.81(d)
  Year Ended June 30, 2003..............   11.30          8.37        97,090       0.85          3.91
  Year Ended June 30, 2002..............   10.84          6.22        69,371       0.85          4.28
  Year Ended June 30, 2001..............   10.65          9.00        57,728       0.84          4.51
  Year Ended June 30, 2000..............   10.22          0.93        30,626       0.86          4.72
  Six Months Ended June 30, 1999 (b)....   10.63         (1.47)(c)    22,217       0.88(d)       4.35(d)
  Year Ended December 31, 1998..........   11.03          5.61        22,876       0.91          4.27

OHIO MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   11.30          0.84(c)     81,847       0.85(d)       3.58(d)
  Year Ended June 30, 2003..............   11.41          7.44        87,877       0.85          3.61
  Year Ended June 30, 2002..............   11.01          6.08        47,914       0.85          4.23
  Year Ended June 30, 2001..............   10.82          8.32        32,308       0.85          4.74
  Year Ended June 30, 2000..............   10.47          1.94        32,307       0.85          4.84
  Year Ended June 30, 1999..............   10.78          1.59        26,876       0.81          4.57

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.53          0.76(c)      9,859       0.85(d)       3.64(d)
  Year Ended June 30, 2003..............   10.64          7.77        10,045       0.84          3.97
  Year Ended June 30, 2002..............   10.27          5.89         6,422       0.86          4.48
  Year Ended June 30, 2001..............   10.14          8.19         5,639       0.86          4.60
  Year Ended June 30, 2000..............    9.81          2.59         3,677       0.86          4.74
  Year Ended June 30, 1999..............   10.03          1.37         3,570       0.85          4.42

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                            AVERAGE NET
                                          ASSETS WITHOUT     PORTFOLIO
                                              WAIVERS       TURNOVER (a)
                                          ---------------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.16%(d)          0.00%
  Year Ended June 30, 2003..............       1.16              9.53
  Year Ended June 30, 2002..............       1.16             22.19
  Year Ended June 30, 2001..............       1.16             11.08
  Year Ended June 30, 2000..............       1.18             17.27
  Year Ended June 30, 1999..............       1.20             19.67
MICHIGAN MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.00(d)           4.29
  Year Ended June 30, 2003..............       1.00             11.18
  Year Ended June 30, 2002..............       1.00              7.96
  Year Ended June 30, 2001..............       0.99             17.30
  Year Ended June 30, 2000..............       1.02             33.34
  Six Months Ended June 30, 1999 (b)....       0.96(d)          10.60
  Year Ended December 31, 1998..........       0.92             23.33
OHIO MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.16(d)           7.61
  Year Ended June 30, 2003..............       1.16             14.63
  Year Ended June 30, 2002..............       1.16             20.90
  Year Ended June 30, 2001..............       1.16             15.67
  Year Ended June 30, 2000..............       1.18             35.46
  Year Ended June 30, 1999..............       1.18             13.69
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.01(d)           9.52
  Year Ended June 30, 2003..............       1.00             10.34
  Year Ended June 30, 2002..............       1.01             12.03
  Year Ended June 30, 2001..............       1.01              7.91
  Year Ended June 30, 2000..............       1.03             24.67
  Year Ended June 30, 1999..............       1.05             15.24

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 94

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED
                                  NET ASSET                     AND
                                   VALUE,        NET         UNREALIZED     TOTAL FROM      NET           NET
                                  BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                  OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............   $10.47       $0.08          $(0.03)        $ 0.05       $(0.08)      $(0.03)        $(0.11)
 Year Ended June 30, 2003.......    10.28        0.21            0.20           0.41        (0.21)       (0.01)         (0.22)
 Year Ended June 30, 2002.......    10.14        0.27            0.14           0.41        (0.27)          --          (0.27)
 Year Ended June 30, 2001.......     9.94        0.36            0.20           0.56        (0.36)          --          (0.36)
 Year Ended June 30, 2000.......    10.05        0.31           (0.11)          0.20        (0.31)          --          (0.31)
 Six Months Ended June 30, 1999
 (b)............................    10.19        0.15           (0.14)          0.01        (0.15)          --          (0.15)
 May 4, 1998 to December 31,
 1998 (e).......................    10.00        0.13            0.21           0.34        (0.15)          --          (0.15)

INTERMEDIATE TAX-FREE BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    11.47        0.18           (0.10)          0.08        (0.18)          --          (0.18)
 Year Ended June 30, 2003.......    11.08        0.34            0.40           0.74        (0.35)          --          (0.35)
 Year Ended June 30, 2002.......    10.84        0.39            0.24           0.63        (0.39)          --          (0.39)
 Year Ended June 30, 2001.......    10.44        0.41            0.40           0.81        (0.41)          --          (0.41)
 Year Ended June 30, 2000.......    10.69        0.40           (0.25)          0.15        (0.40)          --          (0.40)
 Year Ended June 30, 1999.......    11.16        0.40           (0.30)          0.10        (0.40)       (0.17)         (0.57)

TAX-FREE BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    13.42        0.24           (0.14)          0.10        (0.24)       (0.02)         (0.26)
 Year Ended June 30, 2003.......    12.89        0.47            0.54           1.01        (0.48)          --          (0.48)
 Year Ended June 30, 2002.......    12.72        0.48            0.19           0.67        (0.50)          --          (0.50)
 Year Ended June 30, 2001.......    12.16        0.50            0.56           1.06        (0.50)          --          (0.50)
 Year Ended June 30, 2000.......    12.44        0.49           (0.28)          0.21        (0.49)          --          (0.49)
 Six Months Ended June 30, 1999
 (f)............................    12.99        0.23           (0.53)         (0.30)       (0.24)       (0.01)         (0.25)
 Year Ended December 31, 1998...    12.86        0.45            0.18           0.63        (0.47)       (0.03)         (0.50)

MUNICIPAL INCOME FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.08        0.16           (0.05)          0.11        (0.16)          --          (0.16)
 Year Ended June 30, 2003.......     9.89        0.34            0.19           0.53        (0.34)          --          (0.34)
 Year Ended June 30, 2002.......     9.79        0.37            0.10           0.47        (0.37)          --          (0.37)
 Year Ended June 30, 2001.......     9.45        0.40            0.34           0.74        (0.40)          --          (0.40)
 Year Ended June 30, 2000.......     9.91        0.40           (0.46)         (0.06)       (0.40)          --          (0.40)
 Year Ended June 30, 1999.......    10.10        0.41           (0.19)          0.22        (0.41)          --          (0.41)

ARIZONA MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.30        0.16           (0.12)          0.04        (0.16)       (0.02)         (0.18)
 Year Ended June 30, 2003.......     9.92        0.32            0.39           0.71        (0.33)          --          (0.33)
 Year Ended June 30, 2002.......     9.75        0.35            0.18           0.53        (0.36)          --          (0.36)
 Year Ended June 30, 2001.......     9.46        0.37            0.29           0.66        (0.37)          --          (0.37)
 Year Ended June 30, 2000.......     9.75        0.37           (0.22)          0.15        (0.37)       (0.07)         (0.44)
 Year Ended June 30, 1999.......    10.16        0.37           (0.26)          0.11        (0.37)       (0.15)         (0.52)

KENTUCKY MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.60        0.16           (0.10)          0.06        (0.16)          --          (0.16)
 Year Ended June 30, 2003.......    10.26        0.34            0.34           0.68        (0.34)          --          (0.34)
 Year Ended June 30, 2002.......    10.14        0.38            0.12           0.50        (0.38)          --          (0.38)
 Year Ended June 30, 2001.......     9.84        0.40            0.30           0.70        (0.40)          --          (0.40)
 Year Ended June 30, 2000.......    10.06        0.41           (0.22)          0.19        (0.41)          --          (0.41)
 Year Ended June 30, 1999.......    10.35        0.40           (0.29)          0.11        (0.40)          --          (0.40)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(c) Not Annualized.

(d) Annualized

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                                     ------------------------------------
                                                                       NET       RATIO OF    RATIO OF NET
                                         NET ASSET                   ASSETS,     EXPENSES     INVESTMENT
                                          VALUE,     TOTAL RETURN     END OF        TO        INCOME TO
                                          END OF       (EXCLUDES      PERIOD     AVERAGE       AVERAGE
                                          PERIOD     SALES CHARGE)   (000'S)    NET ASSETS    NET ASSETS
                                         ---------   -------------   --------   ----------   ------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $10.41          0.52%(c)   $22,852       1.30%(d)      1.57%(d)
  Year Ended June 30, 2003..............   10.47          4.04        22,804       1.30          2.02
  Year Ended June 30, 2002..............   10.28          4.10         7,728       1.30          2.66
  Year Ended June 30, 2001..............   10.14          5.76         1,729       1.34          3.63
  Year Ended June 30, 2000..............    9.94          2.08           925       1.47          3.24
  Six Months Ended June 30, 1999 (b)....   10.05          0.11(c)        226       1.55(d)       2.80(d)
  May 4, 1998 to December 31, 1998
 (e)....................................   10.19          3.48(c)        112       1.61(d)       2.43(d)

INTERMEDIATE TAX-FREE BOND FUND (CLASS
 B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   11.37          0.60(c)     15,818       1.49(d)       3.05(d)
  Year Ended June 30, 2003..............   11.47          6.89        17,256       1.49          3.11
  Year Ended June 30, 2002..............   11.08          5.87         8,915       1.49          3.51
  Year Ended June 30, 2001..............   10.84          7.85         7,857       1.49          3.77
  Year Ended June 30, 2000..............   10.44          1.46         7,597       1.48          3.81
  Year Ended June 30, 1999..............   10.69          0.80         9,087       1.49          3.58

TAX-FREE BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   13.26          0.79(c)     15,420       1.49(d)       3.53(d)
  Year Ended June 30, 2003..............   13.42          7.92        17,324       1.48          3.57
  Year Ended June 30, 2002..............   12.89          5.33        13,003       1.48          3.82
  Year Ended June 30, 2001..............   12.72          8.82         7,253       1.48          3.94
  Year Ended June 30, 2000..............   12.16          1.80         3,456       1.50          4.04
  Six Months Ended June 30, 1999 (f)....   12.44         (2.31)(c)     2,443       1.57(d)       3.64(d)
  Year Ended December 31, 1998..........   12.99          4.98         2,142       1.63          3.61

MUNICIPAL INCOME FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.03          1.16(c)    108,018       1.49(d)       3.32(d)
  Year Ended June 30, 2003..............   10.08          5.56       120,581       1.49          3.37
  Year Ended June 30, 2002..............    9.89          4.78       111,849       1.49          3.75
  Year Ended June 30, 2001..............    9.79          7.91       100,458       1.48          4.10
  Year Ended June 30, 2000..............    9.45         (0.58)       90,118       1.47          4.16
  Year Ended June 30, 1999..............    9.91          2.14        97,899       1.47          3.99

ARIZONA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.16          0.58(c)      1,599       1.49(d)       3.13(d)
  Year Ended June 30, 2003..............   10.30          7.09         1,761       1.49          3.25
  Year Ended June 30, 2002..............    9.92          5.53         1,032       1.49          3.62
  Year Ended June 30, 2001..............    9.75          7.08           863       1.49          3.81
  Year Ended June 30, 2000..............    9.46          1.64           713       1.50          3.93
  Year Ended June 30, 1999..............    9.75          1.04           640       1.50          3.67

KENTUCKY MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.50          0.61(c)     13,271       1.51(d)       3.10(d)
  Year Ended June 30, 2003..............   10.60          6.73        14,947       1.51          3.21
  Year Ended June 30, 2002..............   10.26          4.97        14,559       1.51          3.65
  Year Ended June 30, 2001..............   10.14          7.22        13,558       1.51          3.99
  Year Ended June 30, 2000..............    9.84          1.93        13,250       1.51          4.12
  Year Ended June 30, 1999..............   10.06          1.05        15,135       1.51          3.85

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                            AVERAGE NET
                                          ASSETS WITHOUT     PORTFOLIO
                                              WAIVERS       TURNOVER (a)
                                          ---------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.81%(d)         83.19%
  Year Ended June 30, 2003..............       1.80            109.73
  Year Ended June 30, 2002..............       1.80             94.19
  Year Ended June 30, 2001..............       1.81             89.29
  Year Ended June 30, 2000..............       1.89            113.70
  Six Months Ended June 30, 1999 (b)....       1.80(d)          74.84
  May 4, 1998 to December 31, 1998
 (e)....................................       1.68(d)          32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS
 B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.79(d)           8.49
  Year Ended June 30, 2003..............       1.78             48.87
  Year Ended June 30, 2002..............       1.78             65.46
  Year Ended June 30, 2001..............       1.79             96.03
  Year Ended June 30, 2000..............       1.79             86.32
  Year Ended June 30, 1999..............       1.81            108.41
TAX-FREE BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.64(d)           8.68
  Year Ended June 30, 2003..............       1.63             12.05
  Year Ended June 30, 2002..............       1.63             10.70
  Year Ended June 30, 2001..............       1.63             33.81
  Year Ended June 30, 2000..............       1.66             44.41
  Six Months Ended June 30, 1999 (f)....       1.61(d)          37.90
  Year Ended December 31, 1998..........       1.63             22.05
MUNICIPAL INCOME FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.64(d)          23.85
  Year Ended June 30, 2003..............       1.64             73.77
  Year Ended June 30, 2002..............       1.64             93.62
  Year Ended June 30, 2001..............       1.64             65.31
  Year Ended June 30, 2000..............       1.67            100.61
  Year Ended June 30, 1999..............       1.67             55.03
ARIZONA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.64(d)           5.65
  Year Ended June 30, 2003..............       1.64             18.17
  Year Ended June 30, 2002..............       1.64             12.38
  Year Ended June 30, 2001..............       1.64             17.30
  Year Ended June 30, 2000..............       1.66             19.28
  Year Ended June 30, 1999..............       1.66             16.29
KENTUCKY MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.66(d)           4.27
  Year Ended June 30, 2003..............       1.66              9.08
  Year Ended June 30, 2002..............       1.66             15.24
  Year Ended June 30, 2001..............       1.66             16.70
  Year Ended June 30, 2000..............       1.69             21.82
  Year Ended June 30, 1999..............       1.71              6.30

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 96

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED
                                  NET ASSET                     AND
                                   VALUE,        NET         UNREALIZED     TOTAL FROM      NET           NET
                                  BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                  OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............   $10.58       $0.15          $(0.12)        $ 0.03       $(0.15)      $   --         $(0.15)
 Year Ended June 30, 2003.......    10.21        0.32            0.37           0.69        (0.32)          --          (0.32)
 Year Ended June 30, 2002.......    10.08        0.36            0.13           0.49        (0.36)          --          (0.36)
 Year Ended June 30, 2001.......     9.75        0.39            0.33           0.72        (0.39)          --          (0.39)
 Year Ended June 30, 2000.......     9.97        0.39           (0.21)          0.18        (0.39)       (0.01)         (0.40)
 Year Ended June 30, 1999.......    10.26        0.39           (0.27)          0.12        (0.39)       (0.02)         (0.41)

MICHIGAN MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.87        0.17           (0.12)          0.05        (0.18)          --          (0.18)
 Year Ended June 30, 2003.......    10.45        0.35            0.44           0.79        (0.37)          --          (0.37)
 Year Ended June 30, 2002.......    10.29        0.38            0.18           0.56        (0.40)          --          (0.40)
 Year Ended June 30, 2001.......     9.89        0.41            0.40           0.81        (0.41)          --          (0.41)
 Year Ended June 30, 2000.......    10.28        0.42           (0.37)          0.05        (0.42)       (0.02)         (0.44)
 Six Months Ended June 30, 1999
 (b)............................    10.68        0.20           (0.40)         (0.20)       (0.20)          --          (0.20)
 Year Ended December 31, 1998...    10.59        0.39            0.12           0.51        (0.40)       (0.02)         (0.42)

OHIO MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    11.49        0.17           (0.12)          0.05        (0.17)          --          (0.17)
 Year Ended June 30, 2003.......    11.08        0.34            0.41           0.75        (0.34)          --          (0.34)
 Year Ended June 30, 2002.......    10.90        0.39            0.18           0.57        (0.39)          --          (0.39)
 Year Ended June 30, 2001.......    10.54        0.44            0.36           0.80        (0.44)          --          (0.44)
 Year Ended June 30, 2000.......    10.86        0.44           (0.32)          0.12        (0.44)          --          (0.44)
 Year Ended June 30, 1999.......    11.18        0.44           (0.32)          0.12        (0.44)          --          (0.44)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.62        0.15           (0.11)          0.04        (0.15)          --          (0.15)
 Year Ended June 30, 2003.......    10.26        0.35            0.36           0.71        (0.35)          --          (0.35)
 Year Ended June 30, 2002.......    10.13        0.38            0.14           0.52        (0.39)          --          (0.39)
 Year Ended June 30, 2001.......     9.80        0.39            0.33           0.72        (0.39)          --          (0.39)
 Year Ended June 30, 2000.......    10.03        0.40           (0.23)          0.17        (0.40)          --(e)       (0.40)
 Year Ended June 30, 1999.......    10.35        0.40           (0.31)          0.09        (0.40)       (0.01)         (0.41)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(c) Not Annualized

(d) Annualized

(e) Amount is less than $0.01.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                                     -----------------------------------
                                                                       NET      RATIO OF    RATIO OF NET
                                         NET ASSET                   ASSETS,    EXPENSES     INVESTMENT
                                          VALUE,     TOTAL RETURN    END OF        TO        INCOME TO
                                          END OF       (EXCLUDES     PERIOD     AVERAGE       AVERAGE
                                          PERIOD     SALES CHARGE)   (000'S)   NET ASSETS    NET ASSETS
                                         ---------   -------------   -------   ----------   ------------

LOUISIANA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $10.46          0.23%(c)   $15,477      1.51%(d)      2.87%(d)
  Year Ended June 30, 2003..............   10.58          6.90       16,332       1.51          3.00
  Year Ended June 30, 2002..............   10.21          4.90       13,085       1.51          3.50
  Year Ended June 30, 2001..............   10.08          7.48       10,715       1.51          3.91
  Year Ended June 30, 2000..............    9.75          1.89        9,881       1.51          4.02
  Year Ended June 30, 1999..............    9.97          1.11       10,866       1.51          3.74

MICHIGAN MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.74          0.48(c)    36,818       1.50(d)       3.16(d)
  Year Ended June 30, 2003..............   10.87          7.64       38,980       1.50          3.26
  Year Ended June 30, 2002..............   10.45          5.49       28,567       1.50          3.63
  Year Ended June 30, 2001..............   10.29          8.33       17,961       1.49          3.92
  Year Ended June 30, 2000..............    9.89          0.51       10,106       1.52          4.21
  Six Months Ended June 30, 1999 (b)....   10.28         (1.86)(c)    6,771       1.59(d)       3.64(d)
  Year Ended December 31, 1998..........   10.68          4.92        1,940       1.66          3.52

OHIO MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   11.37          0.41(c)    65,845       1.50(d)       2.93(d)
  Year Ended June 30, 2003..............   11.49          6.82       73,263       1.50          2.99
  Year Ended June 30, 2002..............   11.08          5.30       58,650       1.50          3.59
  Year Ended June 30, 2001..............   10.90          7.67       47,332       1.50          4.07
  Year Ended June 30, 2000..............   10.54          1.17       40,605       1.50          4.15
  Year Ended June 30, 1999..............   10.86          1.01       49,703       1.46          3.89

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.51          0.44(c)    12,199       1.50(d)       2.99(d)
  Year Ended June 30, 2003..............   10.62          7.08       12,568       1.49          3.33
  Year Ended June 30, 2002..............   10.26          5.26       10,008       1.51          3.83
  Year Ended June 30, 2001..............   10.13          7.49        7,075       1.51          3.97
  Year Ended June 30, 2000..............    9.80          1.82        6,772       1.51          4.09
  Year Ended June 30, 1999..............   10.03          0.80        7,505       1.50          3.79

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                            AVERAGE NET
                                          ASSETS WITHOUT     PORTFOLIO
                                              WAIVERS       TURNOVER (a)
                                          ---------------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.81%(d)          0.00%
  Year Ended June 30, 2003..............       1.81              9.53
  Year Ended June 30, 2002..............       1.81             22.19
  Year Ended June 30, 2001..............       1.81             11.08
  Year Ended June 30, 2000..............       1.83             17.27
  Year Ended June 30, 1999..............       1.85             19.67
MICHIGAN MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.65(d)           4.29
  Year Ended June 30, 2003..............       1.65             11.18
  Year Ended June 30, 2002..............       1.65              7.96
  Year Ended June 30, 2001..............       1.64             17.30
  Year Ended June 30, 2000..............       1.69             33.34
  Six Months Ended June 30, 1999 (b)....       1.70(d)          10.60
  Year Ended December 31, 1998..........       1.67             23.33
OHIO MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.81(d)           7.61
  Year Ended June 30, 2003..............       1.81             14.63
  Year Ended June 30, 2002..............       1.81             20.90
  Year Ended June 30, 2001..............       1.81             15.67
  Year Ended June 30, 2000..............       1.83             35.46
  Year Ended June 30, 1999..............       1.83             13.69
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.66(d)           9.52
  Year Ended June 30, 2003..............       1.65             10.34
  Year Ended June 30, 2002..............       1.66             12.03
  Year Ended June 30, 2001..............       1.66              7.91
  Year Ended June 30, 2000..............       1.68             24.67
  Year Ended June 30, 1999..............       1.71             15.24

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 98

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED
                                  NET ASSET                     AND
                                   VALUE,        NET         UNREALIZED     TOTAL FROM      NET           NET
                                  BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                  OF PERIOD     INCOME     ON INVESTMENTS   ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............   $10.47       $0.08          $(0.03)        $ 0.05       $(0.08)      $(0.03)        $(0.11)
 Year Ended June 30, 2003.......    10.28        0.21            0.20           0.41        (0.21)       (0.01)         (0.22)
 November 1, 2001 to June 30,
 2002 (b).......................    10.28        0.17            0.01           0.18        (0.18)          --          (0.18)

MUNICIPAL INCOME FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.07        0.16           (0.05)          0.11        (0.16)          --          (0.16)
 Year Ended June 30, 2003.......     9.88        0.33            0.20           0.53        (0.34)          --          (0.34)
 Year Ended June 30, 2002.......     9.79        0.36            0.10           0.46        (0.37)          --          (0.37)
 Year Ended June 30, 2001.......     9.45        0.39            0.34           0.73        (0.39)          --          (0.39)
 Year Ended June 30, 2000.......     9.91        0.40           (0.46)         (0.06)       (0.40)          --          (0.40)
 Year Ended June 30, 1999.......    10.09        0.41           (0.18)          0.23        (0.41)          --          (0.41)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                                     -----------------------------------
                                                                       NET      RATIO OF    RATIO OF NET
                                         NET ASSET                   ASSETS,    EXPENSES     INVESTMENT
                                          VALUE,     TOTAL RETURN    END OF        TO        INCOME TO
                                          END OF       (EXCLUDES     PERIOD     AVERAGE       AVERAGE
                                          PERIOD     SALES CHARGE)   (000'S)   NET ASSETS    NET ASSETS
                                         ---------   -------------   -------   ----------   ------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $10.41          0.51%(c)   $92,949      1.30%(d)      1.57%(d)
  Year Ended June 30, 2003..............   10.47          4.02       94,853       1.30          2.03
  November 1, 2001 to June 30, 2002
 (b)....................................   10.28          3.97(c)    35,477       1.30(d)       2.54(d)

MUNICIPAL INCOME FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.02          1.16(c)    50,770       1.49(d)       3.32(d)
  Year Ended June 30, 2003..............   10.07          5.46       58,554       1.49          3.36
  Year Ended June 30, 2002..............    9.88          4.81       42,670       1.49          3.74
  Year Ended June 30, 2001..............    9.79          7.90       20,031       1.48          4.09
  Year Ended June 30, 2000..............    9.45         (0.59)      17,296       1.46          4.14
  Year Ended June 30, 1999..............    9.91          2.24       13,737       1.47          3.93

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                            AVERAGE NET
                                          ASSETS WITHOUT     PORTFOLIO
                                              WAIVERS       TURNOVER (a)
                                          ---------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.81%(d)         83.19%
  Year Ended June 30, 2003..............       1.80            109.73
  November 1, 2001 to June 30, 2002
 (b)....................................       1.82(d)          94.19
MUNICIPAL INCOME FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.64(d)          23.85
  Year Ended June 30, 2003..............       1.64             73.77
  Year Ended June 30, 2002..............       1.64             93.62
  Year Ended June 30, 2001..............       1.64             65.31
  Year Ended June 30, 2000..............       1.66            100.61
  Year Ended June 30, 1999..............       1.66             55.03

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 100

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Michigan Municipal Bond Fund, the Ohio Municipal Bond Fund, and the West Virginia Municipal Bond Fund, (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-two series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Municipal securities, corporate debt securities and debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days) are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in the value of securities held or planned to be purchased by the Funds.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Fund requires that collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain the collateral in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     collateralized by U.S. Treasury or U.S. government agency obligations, with counterparties approved by the Board of Trustees, consistent with each Fund's investment policy.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.60% of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Louisiana Municipal Bond Fund, and the Ohio Municipal Bond Fund; 0.45% of the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the West Virginia Municipal Bond Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 102

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   One Group Dealer Services, Inc. (the "Distributor"), an affiliate of Bank One Corporation, serves the Trust as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25%, 0.90% (except for Short-Term Municipal Bond Fund which is 0.75%) and 0.90% of average daily net assets of the Class A, Class B and Class C shares, respectively, of each Fund. For the six months ended December 31, 2003, the Distributor received $1,562,326 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor reallowed $24,183 to affiliated broker-dealers of the Funds.

   When the Funds invest in other One Group Money Market Funds, the Advisor and the Administrator will waive a portion of its fees. These waivers effectively reduce the advisory and administrative fees paid by the Funds, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses.

FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
----                                                          -------     -------     -------     -------
Short-Term Municipal Bond Fund..............................    0.55%       0.80%       1.30%       1.30%
Intermediate Tax-Free Bond Fund.............................    0.60        0.85        1.50          --
Tax-Free Bond Fund..........................................    0.62        0.87        1.52          --
Municipal Income Fund.......................................    0.62        0.87        1.52        1.52
Arizona Municipal Bond Fund.................................    0.63        0.88        1.53          --
Kentucky Municipal Bond Fund................................    0.63        0.88        1.53          --
Louisiana Municipal Bond Fund...............................    0.63        0.88        1.53          --
Michigan Municipal Bond Fund................................    0.63        0.88        1.53          --
Ohio Municipal Bond Fund....................................    0.63        0.88        1.53          --
West Virginia Municipal Bond Fund...........................    0.63        0.88        1.53          --

   On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corporation entered into an agreement which provides for the merger of Bank One Corporation into J.P. Morgan Chase & Co. This merger is expected to be completed in mid-2004. The Advisor, Administrator and the Distributor are subsidiaries of Bank One Corporation.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the six months ended December 31, 2003, were as follows (amounts in thousands):

FUND                                                          PURCHASES     SALES
----                                                          ---------     -----
Short-Term Municipal Bond Fund..............................  $412,739     $387,255
Intermediate Tax-Free Bond Fund.............................    54,577       79,385
Tax-Free Bond Fund..........................................    48,690       78,970
Municipal Income Fund.......................................   273,844      347,692
Arizona Municipal Bond Fund.................................     9,337        8,489
Kentucky Municipal Bond Fund................................     5,663       17,930
Louisiana Municipal Bond Fund...............................        --        5,217
Michigan Municipal Bond Fund................................    13,405       24,441
Ohio Municipal Bond Fund....................................    20,475       36,207
West Virginia Municipal Bond Fund...........................    12,084        9,957

5. CONCENTRATION OF CREDIT RISK:

   The Arizona, Kentucky, Louisiana, Michigan, Ohio, and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million, which expires November 23, 2004. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no loans outstanding.

7. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no outstanding loans for the Funds.

8. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC and other related parties (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with respect to certain mutual funds, including certain Funds of the Trust. In addition, as part of its inquiry of mutual fund practices, the SEC is conducting an examination of the Trust and an investigation of Banc One Investment Advisors Corporation ("BOIA"),

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 104

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   advisor to the Trust. Bank One Corporation ("Bank One"), BOIA and its affiliates have assured the Trust and its Board of Trustees that they are cooperating fully with the NYAG, the SEC and other regulators in connection with inquiries into mutual fund practices.

   Immediately following the filing of the Canary Complaint, Bank One and the Trust's Board of Trustees launched an internal review in response to these and other allegations. Additionally, the Board of Trustees established a Special Review Committee to assist them in overseeing the review, as well as regulatory inquires and litigation relating to the issues raised in the Canary Complaint.

   As of December 31, 2003, a number of civil lawsuits, including purported class actions and purported shareholder derivative suits, have been filed against Bank One, BOIA, the Trust, its Trustees, certain Funds of the Trust, and certain related parties. The lawsuits allege various violations of state and federal laws including, but not limited to, breach of fiduciary duties, making false and misleading statements in prospectuses, and fraud. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these parties in the future.

   Bank One has agreed to reimburse the Trust for certain costs associated with these matters. In addition, Bank One has publicly announced its intent to make appropriate restitution if it determines that any shareholders of the Funds were damaged by the misconduct on the part of Bank One Corporation, its affiliates or their personnel.

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE                                                                                     OTHER DIRECTORSHIPS
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS            HELD BY TRUSTEE
----------------------------    ----------------------------------------------------------    --------------------
Peter C. Marshall               From March 2002 to present, self-employed as a business       None
12/10/42                        consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present               President, W.D. Hoard, Inc. (corporate parent of DCI
                                Marketing, Inc.); November 1993 to March 2000, President
                                DCI Marketing, Inc.


Frederick W. Ruebeck            Since April 2000, Advisor, Jerome P. Green & Associates,      None
10/8/39                         LLC (a broker-dealer); January 2000 to April 2000,
5/16/94 - present               self-employed as a consultant; June 1988 to December 1999,
                                Director of Investments, Eli Lilly and Company.


Robert A. Oden, Jr.             From July 2002 to present, President, Carleton College;       None
9/11/46                         1995 to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                    Since 1975, President, Gardner, Inc. (wholesale               Director, Cardinal
11/15/47                        distributor to outdoor power equipment industry).             Health, Inc.
5/21/98 - present


Marilyn McCoy                   Since 1985,Vice President of Administration and Planning,     None
3/18/48                         Northwestern University.
4/28/99 - present


Julius L. Pallone               Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                         consultant).
4/28/99 - present


Donald L. Tuttle                Since 1995, Vice President, Association for Investment        None
10/6/34                         Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of December 31, 2003, there were 58 portfolios within the Fund complex.

Continued
ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 106

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND TIME SERVED
WITH THE TRUST                        PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
-----------------------------   ------------------------------------------------------------
David J. Kundert                Since 1995, Chairman and Chief Executive Officer, Bank One
10/28/42                        Investment Management Group. Since 1992, President and Chief
President                       Executive Officer, Banc One Investment Advisors Corporation.
10/15/03 - present              Director, Banc One Investment Advisors Corporation, One
                                Group Dealer Services, Inc., and One Group Administrative
                                Services, Inc.


Nadeem Yousaf                   From August 1999 to present, Vice President, Financial
1/26/69                         Services, BISYS Fund Services, Inc. From March 1997 to June
Treasurer                       1999, Director of Canadian Operations, Investor Bank and
11/13/03 - present              Trust.


Beverly J. Langley              From June 1992 to present, Senior Compliance Director of
10/4/56                         Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present


Scott E. Richter                From February 2003 to present, Senior Associate General
7/4/56                          Counsel, Bank One Corporation. From November 1998 to January
Secretary                       2003, Deputy General Counsel, Institutional Division,
10/15/03 - present              INVESCO. From January 1997 to October 1998, Associate
                                General Counsel, Piper Capital Management.


Jessica K. Ditullio             From January 2000 to present, First Vice President and
9/19/62                         Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary             Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                 From October 1999 to present, Director, Mutual Fund
6/22/49                         Administration, One Group Administrative Services, Inc. and
Assistant Secretary             Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present                Services, Inc. From July 1999 to October 1999, Project
                                Manager, One Group, Banc One Investment Advisors Corp. From
                                January 1998 to July 1999, Vice President, Ohio Bankers
                                Association. From July 1990 through December 1997, Vice
                                President, Client Services, BISYS Fund Services, Inc.


Alaina Metz                     From January 2002 to present, Vice President, Regulatory
4/7/67                          Services, BISYS. From June 1995 to January 2002, Chief
Assistant Secretary             Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Officer is indefinite. As of December 31, 2003, there were 58 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs of investing in the Funds and compare this cost with the ongoing costs of investing in other mutual funds. The examples assume that you had a $10,000 investment in the Fund at the beginning of the reporting period and continued to hold your shares at the end of the reporting period. The examples also assume that all dividends and distributions have been reinvested.

The examples use the actual net operating expenses applicable to that class for the period July 1, 2003 through December 31, 2003, including account fees (if any). The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the period July 1, 2003 through December 31 2003, and one using a hypothetical 5% annual return (2.50% for the reporting period). The net operating expenses are charged directly to the Fund and reduce the total return of the Fund.

Please note that the examples do not reflect any transactions costs, such as sales charges (loads), redemption fees or exchanges fees. If these transactional costs were included, your costs would have been higher.

                                                           INVESTMENT
                                                            ADVISORY     ADMINISTRATION    DISTRIBUTION       OTHER       TOTAL NET
                                           TOTAL RETURN     FEES(1)         FEES(2)          FEES(3)       EXPENSES(4)    EXPENSES
                                           ------------    ----------    --------------    ------------    -----------    ---------
SHORT-TERM MUNICIPAL BOND FUND
  Class I  Actual period return..........      0.91%          $17              8                --              2            $27
           Hypothetical return...........      2.50%          $18              8                --              2            $28
  Class A  Actual period return..........      0.79%          $17              8                13              2            $40
           Hypothetical return...........      2.50%          $18              8                13              2            $41
  Class B  Actual period return..........      0.52%          $17              8                38              2            $65
           Hypothetical return...........      2.50%          $18              8                38              2            $66
  Class C  Actual period return..........      0.51%          $17              8                38              2            $65
           Hypothetical return...........      2.50%          $18              8                38              2            $66
INTERMEDIATE TAX-FREE BOND FUND
  Class I  Actual period return..........      0.97%          $20              8                --              1            $29
           Hypothetical return...........      2.50%          $20              8                --              1            $29
  Class A  Actual period return..........      0.93%          $20              8                13              1            $42
           Hypothetical return...........      2.50%          $20              8                13              1            $42
  Class B  Actual period return..........      0.60%          $20              8                45              1            $74
           Hypothetical return...........      2.50%          $20              8                46              1            $75
TAX-FREE BOND FUND
  Class I  Actual period return..........      1.25%          $20              8                --              1            $29
           Hypothetical return...........      2.50%          $20              8                --              1            $30
  Class A  Actual period return..........      1.11%          $20              8                13              1            $42
           Hypothetical return...........      2.50%          $20              8                13              1            $42
  Class B  Actual period return..........      0.79%          $20              8                45              1            $74
           Hypothetical return...........      2.50%          $20              8                46              1            $75
MUNICIPAL INCOME FUND
  Class I  Actual period return..........      1.64%          $20              8                --              1            $29
           Hypothetical return...........      2.50%          $20              8                --              1            $29
  Class A  Actual period return..........      1.49%          $20              8                13              1            $42
           Hypothetical return...........      2.50%          $20              8                13              1            $42
  Class B  Actual period return..........      1.16%          $20              8                46              1            $75
           Hypothetical return...........      2.50%          $20              8                46              1            $75
  Class C  Actual period return..........      1.16%          $20              8                46              1            $75
           Hypothetical return...........      2.50%          $20              8                46              1            $75
ARIZONA MUNICIPAL BOND FUND
  Class I  Actual period return..........      0.96%          $20              8                --              1            $29
           Hypothetical return...........      2.50%          $20              8                --              1            $29
  Class A  Actual period return..........      0.92%          $20              8                13              1            $42
           Hypothetical return...........      2.50%          $20              8                13              1            $42
  Class B  Actual period return..........      0.58%          $20              8                45              1            $74
           Hypothetical return...........      2.50%          $20              8                46              1            $75

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

 108

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

                                                           INVESTMENT
                                                            ADVISORY     ADMINISTRATION    DISTRIBUTION       OTHER       TOTAL NET
                                           TOTAL RETURN     FEES(1)         FEES(2)          FEES(3)       EXPENSES(4)    EXPENSES
                                           ------------    ----------    --------------    ------------    -----------    ---------
KENTUCKY MUNICIPAL BOND FUND
  Class
    I      Actual period return..........      1.07%          $20              8                --              2            $30
           Hypothetical return...........      2.50%          $20              8                --              2            $30
  Class
    A      Actual period return..........      0.92%          $20              8                12              2            $42
           Hypothetical return...........      2.50%          $20              8                12              2            $42
  Class
    B      Actual period return..........      0.61%          $20              8                45              2            $75
           Hypothetical return...........      2.50%          $20              8                46              2            $76
LOUISIANA MUNICIPAL BOND FUND
  Class
    I      Actual period return..........      0.68%          $20              8                --              2            $30
           Hypothetical return...........      2.50%          $20              8                --              2            $31
  Class
    A      Actual period return..........      0.54%          $20              8                13              2            $43
           Hypothetical return...........      2.50%          $20              8                13              2            $44
  Class
    B      Actual period return..........      0.23%          $20              8                45              2            $75
           Hypothetical return...........      2.50%          $20              8                46              2            $77
MICHIGAN MUNICIPAL BOND FUND
  Class
    I      Actual period return..........      0.89%          $20              8                --              2            $30
           Hypothetical return...........      2.50%          $20              8                --              2            $30
  Class
    A      Actual period return..........      0.77%          $20              8                13              2            $43
           Hypothetical return...........      2.50%          $20              8                13              2            $43
  Class
    B      Actual period return..........      0.48%          $20              8                45              2            $75
           Hypothetical return...........      2.50%          $20              8                46              2            $76
OHIO MUNICIPAL BOND FUND
  Class
    I      Actual period return..........      0.95%          $20              8                --              2            $30
           Hypothetical return...........      2.50%          $20              8                --              2            $30
  Class
    A      Actual period return..........      0.84%          $20              8                13              2            $43
           Hypothetical return...........      2.50%          $20              8                13              2            $43
  Class
    B      Actual period return..........      0.41%          $20              8                45              2            $75
           Hypothetical return...........      2.50%          $20              8                46              2            $76
WEST VIRGINIA MUNICIPAL BOND FUND
  Class
    I      Actual period return..........      0.82%          $20              8                --              2            $30
           Hypothetical return...........      2.50%          $20              8                --              2            $30
  Class
    A      Actual period return..........      0.76%          $20              8                13              2            $43
           Hypothetical return...........      2.50%          $20              8                13              2            $43
  Class
    B      Actual period return..........      0.44%          $20              8                45              2            $75
           Hypothetical return...........      2.50%          $20              8                46              2            $76

------------

(1) Investment Advisory Fees are paid to Banc One Investment Advisors Corporation, an indirect wholly-owned subsidiary of Bank One Corporation, for investment advisory services. See Notes to Financial Statements for details.

(2) Administration Fees are paid to One Group Administrative Services, Inc., an affiliate of Bank One Corporation, for various administrative services, including among other things fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

(3) Distribution Fees are paid to One Group Dealers Services, Inc. (the "Distributor"), an affiliate of Bank One Corporation, subject to distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor then pays these fees to various financial intermediaries for sales of Fund shares and/or providing services to you, the shareholder. Some distribution fees are retained by the Distributor for other distribution activities relating to the Funds. See Notes to Financial Statements for details.

(4) Other Expenses are paid to various service providers that are generally not affiliated with Bank One Corporation. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

ONE GROUP MUTUAL FUNDS    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT   December 31, 2003

SEMI-ANNUAL REPORT

                                                   [ONE GROUP MUTUAL FUNDS LOGO]


One Group Mutual Funds are distributed
by One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation.
Affiliates of Bank One Corporation
receive fees for providing various
services to the funds.

Call One Group Dealer Services at
1-800-480-4111 for a prospectus containing complete information about charges and expenses. Read carefully before investing.
Past performance is no guarantee of
future results.

A description of the policies and
procedures that the Funds use to
determine how to vote proxies
relating to portfolio securities is
available (i) without charge, upon
request, by calling 1-800-480-4111;
(ii) on the Funds' website at
http://www.onegroup.com; and (iii)
on the Commission's website at
http://www.sec.gov.




TOG-F-043 (2/04)

INCOME INVESTING

                                                    [ONE GROUP MUTUAL FUNDS]

    One Group

        SEMI-ANNUAL REPORT

        Six Months Ended December 31, 2003


                 [LOGO] BOND FUNDS

                        Ultra Short-Term Bond Fund

                        Short-Term Bond Fund

                        Intermediate Bond Fund

                        Bond Fund

                        Income Bond Fund

                        Mortgage-Backed Securities Fund

                        Government Bond Fund

                        Treasury & Agency Fund

                        High Yield Bond Fund









   NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE

   This material must be preceded or accompanied by a current prospectus.

ONE GROUP BOND FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................  136

Statements of Operations ...................................  138

Statements of Changes in Net Assets ........................  140

Schedules of Capital Stock Activity ........................  143

Financial Highlights .......................................  146

Notes to Financial Statements ..............................  160

Trustees ...................................................  166

Officers ...................................................  167

Schedule of Shareholder Expenses ...........................  168


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 2

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES (31.3%):
 $   442    Ace Securities Corp., Series
              99-LB1, Class A1, 1.44%,
              11/25/28*.....................  $      443
  11,710    Ace Securities Corp., Series
              01-HE1, Class M1, 2.12%,
              11/20/31*.....................      11,819
   4,488    Ace Securities Corp., Series
              02-HE1, Class A, 1.46%,
              6/25/32*......................       4,492
   4,529    Ace Securities Corp., Series
              02-HE1, Class M1, 2.32%,
              10/25/32*.....................       4,616
   1,237    Advanta Mortgage Loan Trust,
              Series 99-4, Class A, 1.49%,
              11/25/29*.....................       1,235
     863    American Business Financial
              Services, Series 98-4, Class
              A2, 2.07%, 1/25/30*...........         880
   2,000    American Express Credit Account
              Master Trust, Series 00-3,
              Class B, 1.47%, 11/15/07*.....       2,003
   4,435    American Residential Home Equity
              Loan Trust, Series 98-1, Class
              M1, 1.57%, 5/25/29*...........       4,439
     155    Americredit Automobile
              Receivables Trust, Series
              01-C, Class A3, 1.32%,
              4/12/06*......................         155
  10,000    Americredit Automobile
              Receivables Trust, Series
              02-1, Class A3, 4.23%,
              10/6/06*......................      10,171
   5,000    Americredit Automobile
              Receivables Trust, Series
              02-D, Class A4, 3.40%,
              4/13/09.......................       5,077
   4,807    Amortizing Residential
              Collateral Trust, Series
              02-BC4, Class A, 1.41%,
              7/25/32*......................       4,801
  10,378    Amortizing Residential
              Collateral Trust, Series
              02-BC9, Class M1, 2.22%,
              12/25/32*.....................      10,553
  10,000    Amortizing Residential
              Collateral Trust, Series
              02-BC6, Class M1, 1.87%,
              8/25/32*......................      10,061
   2,909    Amresco Residential Securities
              Mortgage Loan, Series 97-2,
              Class M1A, 1.49%, 6/25/27*....       2,912
  12,830    Amresco Residential Securities
              Mortgage Loan, Series 98-1,
              Class M1A, 1.55%, 1/25/28*....      12,842
   8,579    Amresco Residential Securities
              Mortgage Loan, Series 98-3,
              Class M1A, 1.54%, 9/25/28*....       8,528
     908    Banc One Heloc Trust, Series
              99-1, Class A, 1.38%,
              4/20/20*......................         907

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,000    Bank of America Synthetic,
              Series 00-1A, Class B, 1.80%,
              2/23/06* (b)..................  $      984
   1,000    Bank of America Synthetic,
              Series 00-1A, Class C, 2.85%,
              2/23/06* (b)..................         927
   1,900    BankBoston Commercial Loan
              Master, LLC, Series 98-1A,
              Class B2, 2.13%, 2/16/06*
              (b)...........................       1,902
   6,600    BankBoston Commercial Loan
              Master, LLC, Series 99-1A,
              Class C2, 2.78%, 11/16/06*
              (b)...........................       6,641
   3,061    Bayview Financial Acquisition
              Trust, Series 02-CA, Class M1,
              1.87%, 4/25/32* (b)...........       3,073
   3,768    Bayview Financial Acquisition
              Trust, Series 03-BA, Class A1,
              1.60%, 4/25/33* (b)...........       3,771
   5,000    Bayview Financial Acquisition
              Trust, Series 02-BA, Class A1,
              1.62%, 3/25/35* (b)...........       5,018
     959    Bayview Financial Acquisition
              Trust, Series 98-A, Class A,
              1.47%, 2/25/38* (b)...........         958
  17,000    Bayview Financial Acquisition
              Trust, Series 03-F, Class A,
              1.64%, 9/28/43*...............      17,000
  17,261    Bear Stearns Asset Backed
              Securities, Inc., Series
              03-SD1, Class A, 1.57%,
              12/25/33*.....................      17,243
   5,000    Capital One Master Trust, Series
              02-3A, Class C, 2.47%,
              2/15/08* (b)..................       4,953
   5,000    Capital One Master Trust, Series
              02-4A, Class C, 2.67%,
              3/15/10* (b)..................       5,090
   2,000    Capital One Master Trust, Series
              01-1, Class C, 2.29%,
              12/15/10* (b).................       2,010
   5,000    Capital One Multi-Asset
              Execution Trust, Series 02-B1,
              Class B1, 1.80%, 7/15/08*.....       5,031
   3,000    Centex Home Equity Loan Trust,
              Series 02-A, Class MV1, 1.97%,
              1/25/32*......................       3,020
   1,025    Centex Home Equity Loan Trust,
              Series 02-B, Class AV1, 1.38%,
              4/25/32*......................       1,025
     250    Chase Credit Card Master Trust,
              Series 00-3, Class B, 1.47%,
              1/15/08*......................         251

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 2,000    Chase Funding Loan Acquisition
              Trust, Series 01-AD1, Class
              2M1, 1.97%, 11/25/30*.........  $    2,015
   3,760    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 1.82%, 1/25/32*.........       3,775
   2,500    Circuit City Credit Card Master
              Trust, Series 02-1, Class B,
              2.02%, 4/15/10*...............       2,502
   8,000    Citibank Credit Card Issuance
              Trust, Series 02-C1, Class C,
              2.16%, 2/9/09*................       8,099
     634    Conseco Finance, Series 00-A,
              Class MV1, 1.62%, 2/15/31*....         633
   2,000    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32*....       2,138
     207    Countrywide Alternative Loan
              Trust, Series 02-2, Class A1,
              5.00%, 4/25/32................         209
      14    Countrywide Asset Backed
              Certificates, Series 00-1,
              Class AV1, 1.42%, 3/25/31*....          14
   3,000    Countrywide Asset Backed
              Certificates, Series 01-BC2,
              Class M1, 1.77%, 7/25/31*.....       3,011
   5,250    Countrywide Asset Backed
              Certificates, Series 01-1,
              Class MV, 2.07%, 7/25/31*.....       5,274
   4,000    Countrywide Asset Backed
              Certificates, Series 01-BC2,
              Class M2, 2.12%, 7/25/31*.....       3,997
   4,494    Countrywide Asset Backed
              Certificates, Series 01-4,
              Class A, 1.46%, 4/25/32*......       4,495
   4,118    Countrywide Asset Backed
              Certificates, Series 02-1,
              Class A, 1.40%, 8/25/32*......       4,123
  16,481    Countrywide Asset Backed
              Certificates, Series 03-BC2,
              Class 2A1, 1.42%, 6/25/33*....      16,487
   5,000    Countrywide Asset-Backed
              Certificates, Series 02-3,
              Class M1, 1.87%, 3/25/32*.....       5,029
   7,287    Countrywide Asset-Backed
              Certificates, Series 02-BC2,
              Class A, 1.39%, 4/25/32*......       7,299
   3,875    Countrywide Asset-Backed
              Certificates, Series 02-BC1,
              Class A, 1.45%, 4/25/32*......       3,882

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 8,775    Countrywide Asset-Backed
              Certificates, Series 01-4,
              Class M1, 1.97%, 4/25/32*.....  $    8,859
  10,000    Countrywide Asset-Backed
              Certificates, Series 03-BC5,
              Class M1, 1.82%, 9/25/33*.....      10,045
     345    Countrywide Home Equity Loan
              Trust, Series 98-C, Class
              CTFS, 1.30%, 10/15/24*........         343
   5,280    Countrywide Home Equity Loan
              Trust, Series 01-A, Class A,
              1.40%, 4/15/27*...............       5,278
  22,176    Countrywide Home Equity Loan
              Trust, Series 02-B, Class A1,
              1.37%, 4/15/28*...............      22,167
  46,312    Countrywide Home Loans, Series
              03-R4, Class 1A2F, 144A,
              1.67%, 3/25/24* (b)...........      46,356
   7,146    Countrywide Home Loans, Series
              02-HYB2, Class M, 4.84%,
              9/19/32*......................       7,204
  18,450    Countrywide Home Loans, Series
              03-21, Class 1A1, 4.19%,
              5/25/33*......................      18,741
   4,579    Credit-Based Asset Servicing &
              Securities, Series 03-CB4,
              Class AV1, 1.49%, 4/25/33*....       4,583
   5,000    Crown CLO, Series 02-1A, Class
              A2, 1.72%, 1/22/13* (b).......       4,978
   5,000    Crown CLO, Series 02-1A, Class
              C, 3.17%, 1/22/13* (b)........       4,950
   1,024    FFCA Secured Lending Corp.,
              Series 99-1A, Class B2, 2.12%,
              9/18/25* (b)..................       1,004
   2,264    First Franklin Mortgage Loan
              Asset Backed Certificates,
              Series 02-FF1, Class M1,
              1.82%, 4/25/32*...............       2,271
  20,000    First Franklin Mortgage Loan
              Asset Backed Certificates,
              Series 02-FF4, Class M1,
              2.17%, 2/25/33*...............      20,292
     350    First USA Credit Card Master
              Trust, Series 99-3, Class B,
              1.48%, 12/19/06*..............         350
   2,000    First USA Credit Card Master
              Trust, Series 98-4, Class B,
              1.42%, 3/18/08*...............       2,004
   5,000    Fleet Commercial Loan Master,
              LLC, Series 00-1A, Class B2,
              1.76%, 11/16/07* (b)..........       4,997

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 4

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 4,500    Fleet Commercial Loan Master,
              LLC, Series 02-1A, Class A2,
              1.53%, 11/16/09* (b)..........  $    4,497
   1,900    Fleet Commercial Loan Master,
              LLC, Series 02-1A, Class C1,
              3.28%, 11/16/09* (b)..........       1,899
     350    Fleet Credit Card Master Trust
              II, Series 99-B, Class A,
              1.32%, 1/15/07*...............         350
  16,000    Ford Credit Auto Owner Trust,
              Series 00-G, Class B, 6.92%,
              4/15/05*......................      16,118
   2,000    Ford Credit Floorplan Master
              Owner Trust, Series 01-1,
              Class B, 1.48%, 7/17/06*......       2,003
   8,000    GMAC Mortgage Corporation Loan
              Trust, Series 02-HE3, Class
              A3, 1.40%, 9/25/32*...........       8,002
   1,046    GMAC Mortgage Corporation Loan
              Trust, Series 02-GH1, Class
              A1, 1.42%, 8/25/33*...........       1,044
     261    Green Tree Home Improvement Loan
              Trust, Series 98-E, Class A1B,
              1.77%, 11/15/29*..............         261
  10,000    Household Automotive Trust,
              Series 02-2, Class A4, 1.42%,
              7/17/09*......................      10,039
   2,092    Household Home Equity Loan
              Trust, Series 01-1, Class M,
              1.67%, 1/20/31*...............       2,095
   3,000    Household Private Label Credit
              Card Master Note, Series 02-3,
              Class B, 2.37%, 9/15/09*......       3,016
   1,531    Lehman Home Equity Loan Trust,
              Series 98-1, Class A1, 7.00%,
              5/25/28.......................       1,569
   3,500    MBNA Credit Card Master Note
              Trust, Series 01-C1, Class C1,
              2.17%, 10/15/08*..............       3,532
   1,500    MBNA Master Credit Card Trust,
              Series 99-C, Class B, 1.56%,
              10/16/06* (b).................       1,501
   1,550    MBNA Master Credit Card Trust,
              Series 99-C, Class C, 1.92%,
              10/16/06* (b).................       1,553
     150    MBNA Master Credit Card Trust,
              Series 99-M, Class C, 7.45%,
              4/16/07 (b)...................         157
     250    MBNA Master Credit Card Trust,
              Series 00-A, Class C, 7.90%,
              7/16/07 (b)...................         266

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   250    MBNA Master Credit Card Trust,
              Series 00-I, Class C, 7.65%,
              1/15/08.......................  $      270
   7,500    MBNA Master Credit Card Trust,
              Series 00-K, Class C, 1.92%,
              3/17/08* (b)..................       7,455
   5,000    MBNA Master Credit Card Trust,
              Series 01-B1, Class B1, 1.50%,
              10/15/08......................       5,010
   5,000    MBNA Master Credit Card Trust,
              Series 03-C2, Class C2, 2.72%,
              6/15/10*......................       5,085
     238    Merrill Lynch Home Equity Loan,
              Series 97-1, Class A, 1.30%,
              9/25/27*......................         238
     927    Merrill Lynch Mortgage
              Investment, Series 99-PNB1,
              Class A, 1.41%, 6/25/25*......         929
     442    MMCA Automobile Trust, Series
              02-1, Class A3, 4.15%,
              5/15/06*......................         442
   2,500    National City Credit Card Master
              Trust, Series 02-1, Class B,
              1.62%, 1/15/09*...............       2,521
   1,248    Nationslink Funding Corp.,
              Series 99-SL, Class A1V,
              1.52%, 11/10/30*..............       1,249
   7,622    Nellie Mae, Inc., Series 96-1,
              Class CTFS, 1.75%, 12/15/18*..       7,656
  24,335    New Century Home Equity Loan
              Trust, Series 03-5, Class AII,
              1.52%, 11/25/33*..............      24,369
   4,145    Onyx Acceptance Auto Trust,
              Series 02-C, Class A3, 3.29%,
              9/15/06*......................       4,191
   5,000    Option One Mortgage Loan Trust,
              Series 02-4, Class M1, 1.72%,
              7/25/32*......................       5,010
      79    PNC Student Loan Trust I, Series
              97-2, Class A7, 6.73%,
              1/25/07*......................          83
   3,500    Providian Gateway Master Trust,
              Series 02-B, Class A, 1.82%,
              6/15/09* (b)..................       3,513
  20,380    Residential Asset Mortgage
              Products, Inc., Series 03-RS2,
              Class AII, 1.46%, 3/25/33*....      20,388
  19,788    Residential Asset Securities
              Corp., Series 03-KS10, Class
              AIIB, 1.43%, 12/25/33*........      19,788

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   228    Residential Asset Securitization
              Trust, Series 02-A3, Class
              1A2, 5.95%, 5/25/32*..........  $      232
  11,000    Residential Funding Mortgage
              Securities, Inc., Series
              01-HI2, Class AI7, 6.94%,
              4/25/26*......................      11,931
   5,000    Residential Funding Mortgage
              Securities, Inc., Series
              01-HI4, Class A7, 6.74%,
              10/25/26*.....................       5,357
   8,389    Residential Funding Mortgage
              Securities, Inc., Series
              03-HS1, Class AII, 1.41%,
              12/25/32*.....................       8,398
   2,800    Saxon Asset Securities Trust,
              Series 00-1, Class MV2, 1.94%,
              2/25/30*......................       2,799
       7    Saxon Asset Securities Trust,
              Series 00-2, Class AV1, 1.38%,
              7/25/30*......................           7
  13,500    Sears Credit Account Master
              Trust, Series 00-3, Class B,
              1.50%, 10/16/08*..............      13,499
  10,000    Sears Credit Account Master
              Trust, Series 01-3, Class A,
              1.37%, 9/15/10*...............      10,009
   5,335    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08.................       5,919
   9,996    Structured Asset Investment Loan
              Trust, Series 03-BC2, Class
              A3, 1.47%, 4/25/33*...........      10,001
     322    Structured Asset Securities
              Corp., Series 97-1, Class B2,
              3.70%, 11/15/26*..............         330
   5,000    Student Loan Marketing
              Association, 1.84%, 10/25/12,
              Series 97-3, Class A3*........       5,008
   1,000    Student Loan Marketing
              Association, Series 98-1,
              1.87%, 12/25/14*..............         992
   1,172    Textron Financial Corp.,
              Receivables Trust, Series
              01-A, Class A3, 1.49%,
              2/20/09* (b)..................       1,171
     326    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%,
              6/15/11*......................         331
   4,199    Toyota Auto Receivables Owner
              Trust, Series 02-B, Class A3,
              3.76%, 6/15/06*...............       4,255
   3,000    Toyota Auto Receivables Owner
              Trust, Series 01-B, Class A4,
              1.26%, 10/15/07*..............       3,002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   691    UCFC Home Equity Loan, Series
              97-C, Class A7, 6.85%,
              1/15/29*......................  $      714
   4,223    Wachovia Asset Securitization,
              Inc., Series 02-HE1, Class A,
              1.49%, 9/27/32*...............       4,242
   2,377    Washington Mutual, Series
              02-AR5, Class 2A7, 5.70%,
              6/25/32*......................       2,409
   4,690    WFS Financial Owner Trust,
              Series 02-2, Class A3, 3.81%,
              2/20/07*......................       4,753
   5,000    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10.......................       5,178
                                              ----------
  Total Asset Backed Securities                  678,871
                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (8.9%):
     634    ABN AMRO Mortgage Corp., Series
              98-2, Class IA2, 6.30%,
              4/25/29.......................         634
     802    American Housing Trust, Series
              VII, Class D, 9.25%,
              11/25/20......................         886
   7,416    Bear Stearns Alt-A Trust, Series
              02-2, Class M2, 2.12%,
              12/25/32*.....................       7,462
   8,427    Bear Stearns Alt-A Trust, Series
              02-2, Class M1, 1.82%,
              1/25/33*......................       8,452
  20,220    Bear Stearns Asset Backed
              Securities, Inc., Series
              01-AC2, Class AIO, 7.00%,
              4/25/04, IO...................         362
     231    BHN Mortgage Fund, Series 97-1,
              Class A1, 2.57%, 3/25/11* (b)
              (c)...........................          12
      35    BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%, 5/31/17* (b)
              (c)...........................           4
   1,933    Cendant Mortgage Corp., Series
              01-A, Class A2, 1.62%,
              1/25/32* (b)..................       1,931
  14,015    Cendant Mortgage Corp., Series
              03-8, Class 1A2, 5.25%,
              9/25/33.......................      14,111
     118    Chemical Mortgage Acceptance
              Corp., Series 88-2, Class A,
              7.41%, 5/25/18*...............         120
   1,287    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A4,
              5.75%, 6/25/09................       1,322
     668    Citicorp Mortgage Securities,
              Inc., Series 88-17, Class A1,
              3.03%, 11/25/18*..............         667

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 6

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   238    Citicorp Mortgage Securities,
              Inc., Series 93-10, Class A6,
              2.27%, 9/25/23*...............  $      238
     273    Collateralized Mortgage
              Obligation Trust, Series 50-B,
              0.00%, 10/1/18, PO............         244
     418    Collateralized Mortgage
              Obligation Trust, Series 49,
              Class C, 9.00%, 10/1/18.......         421
   1,551    Countrywide Home Loans, Series
              02-HYB1, Class M, 5.57%,
              7/19/32*......................       1,564
   2,753    Countrywide Home Loans, Series
              02-HYB1, Class B1, 5.57%,
              7/19/32*......................       2,774
   1,564    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 02-FL1A, Class B,
              1.92%, 1/15/10* (b)...........       1,566
   1,060    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-FL2A, Class B,
              1.52%, 9/15/13* (b)...........       1,060
  14,512    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-FL2A, Class C,
              1.87%, 9/15/13* (b)...........      14,516
   1,976    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-26, Class 3A1,
              7.50%, 11/25/31...............       2,002
   8,500    CS First Boston Mortgage
              Securities Corp., Series
              03-AR24, Class 2A4, 4.19%,
              10/25/33*.....................       8,493
  18,909    Deutsche ALT-A Securities, Inc.,
              Series 03-4XS, Class A2,
              3.37%, 10/25/33*..............      18,926
   6,502    First Republic Mortgage Loan
              Trust, Series 00-FRB2, Class
              A1, 1.37%, 11/15/30*..........       6,558
   1,500    Impac CMB Trust, Series 01-1,
              Class A2, 1.54%, 7/25/31*.....       1,502
   3,206    Impac CMB Trust, Series 02-5,
              Class A1, 1.49%, 7/25/32*.....       3,211
   6,964    Impac CMB Trust, Series 02-2,
              Class A1, 1.40%, 8/25/32*.....       6,974
   3,747    Impac CMB Trust, Series 03-3,
              Class M1, 1.97%, 1/25/33*.....       3,772
   6,355    Impac CMB Trust, Series 02-8,
              Class A, 1.58%, 3/25/33*......       6,374
     890    Impac Secured Assets CMN Owner
              Trust, Series 92-2, Class A7,
              7.50%, 1/25/30................         908
   2,000    Lehman Brothers, Series 01-LLFA,
              Class D, 1.53%, 8/16/13*
              (b)...........................       2,001

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 3,590    Lehman Brothers, Series 02-LLFA,
              Class D, 1.55%, 6/14/17*
              (b)...........................  $    3,594
   1,522    Mellon Residential Funding
              Corp., Series 02-TBC1, Class
              B1, 2.12%, 9/15/30*...........       1,515
     760    Mellon Residential Funding
              Corp., Series 02-TBC1, Class
              B2, 2.52%, 9/15/30*...........         758
   8,275    Mellon Residential Funding
              Corp., Series 01-TBC1, Class
              B1, 2.00%, 11/15/31...........       8,461
   3,500    Mellon Residential Funding
              Corp., Series 02-TBC2, Class
              B1, 1.97%, 8/15/32*...........       3,514
   2,027    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20*.....       2,195
   4,650    Nomura Asset Acceptance Corp.,
              Series 03-A3, Class A1, 5.00%,
              8/25/33.......................       4,652
     839    PNC Mortgage Securities Corp.,
              Series 98-3, Class 1B1, 6.75%,
              4/25/13.......................         839
   1,187    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08.....       1,186
   2,441    Residential Accredited Loans,
              Inc., Series 98-QS3, Class M1,
              6.50%, 2/25/13................       2,489
   1,928    Residential Accredited Loans,
              Inc., Series 02-QS14, Class
              A8, 1.67%, 9/25/32*...........       1,934
      93    Residential Funding Mortgage
              Securities, Series 93-S42,
              Class A9, 12.46%, 10/25/08*...          97
     119    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30.......................         123
     355    Securitized Asset Sales, Inc.,
              Series 93-7, Class TA3, 6.25%,
              12/25/23......................         355
   3,463    Sequoia Mortgage Trust, Series
              11, Class A, 1.57%,
              12/20/32*.....................       3,445
   4,776    Sequoia Mortgage Trust, Series
              12, Class A, 1.57%,
              1/20/33*......................       4,795
   9,337    Sequoia Mortgage Trust, Series
              03-3, Class A2, 1.34%,
              7/20/33*......................       9,348
     614    Structured Asset Securities
              Corp., Series 99-ALS1, Class
              B1, 6.90%, 5/25/29*...........         628

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $    86    Structured Asset Securities
              Corp., Series 01-8A, Class
              1A1, 8.00%, 5/25/31...........  $       86
   4,734    Structured Asset Securities
              Corp., Series 01-19, Class
              2A3, 6.50%, 1/25/32...........       4,753
   3,329    Structured Asset Securities
              Corp., Series 02-HF1, Class A,
              1.41%, 1/25/33*...............       3,324
   6,820    Washington Mutual, Series
              03-S12, Class 2A, 4.75%,
              11/25/18......................       6,886
   3,631    Washington Mutual, Series
              02-AR4, Class A7, 5.51%,
              4/26/32*......................       3,686
     658    Washington Mutual, Series
              02-AR5........................         668
            Class I-A4, 4.84%, 6/25/32*
   5,470    Wells Fargo Mortgage Backed
              Securities Trust, Series 03-K,
              Class 1A2, 4.52%, 11/25/33*...       5,358
     534    Westpac Securitization Trust,
              Series 99-1G, Class A, 1.37%,
              5/19/30*......................         532
                                              ----------
  Total Collateralized Mortgage Obligations      194,288
                                              ----------
CORPORATE BONDS (10.7%):
Airlines (0.3%):
   5,046    American Airlines, Series 02-1,
              Class G, 1.76%, 3/23/09*......       5,054
     797    Delta Airlines, 1.91%, 1/25/08*
              (b)...........................         802
     300    Delta Airlines, Inc., Series
              02-1, Class G2, 6.42%,
              7/2/12*.......................         322
     495    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14*.......................         411
                                              ----------
                                                   6,589
                                              ----------
Banking, Finance & Insurance (5.6%):
   1,971    Amresco Residential Securities
              Mortgage Loan Trust, Series
              97-1, Class M1A, 1.46%,
              3/25/27*......................       1,973
   1,000    Bear Stearns Co., Inc., 6.25%,
              7/15/05.......................       1,067
   8,425    Citicorp Mortgage Securities,
              Inc., Series 01-17, Class 3A2,
              6.00%, 11/25/31...............       8,542
   1,328    CS First Boston Mortgage
              Securities Corp., Series
              02-AR2, Class 1B2, 6.38%,
              2/25/32*......................       1,361
   1,367    First Republic Mortgage Loan
              Trust, Series 00-FRB1, Class
              B1, 1.62%, 6/25/30*...........       1,364

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 5,000    Fleet Commercial Loan Master
              L.L.C., Series 03-1A, Class
              A2, 1.49%, 11/16/10* (b)......  $    4,997
   3,000    Ford Motor Credit Co., 3.04%,
              10/25/04*.....................       3,029
   1,000    Ford Motor Credit Co., 1.60%,
              7/18/05, Series MTN*..........         992
   7,000    GMAC, 3.07%, 5/19/05*...........       7,115
   2,080    GMAC, 6.13%, 9/15/06*...........       2,228
     255    GMAC, 7.25%, 3/2/11.............         280
   1,000    Household Finance Corp., 7.88%,
              3/1/07*.......................       1,144
   2,644    J. P. Morgan Chase Commercial
              Mortgage Securities, Series
              01-FL1A, Class E, 2.53%,
              7/13/13* (b)..................       2,647
   9,080    J.P. Morgan Chase Commercial
              Mortgage Securities Corp.,
              1.56%, 7/13/13, Series
              01-FLIA, Class B* (b).........       9,085
   8,218    Lehman Brothers Floating Rate
              Commercial, Series 03-LLFA,
              Class E, 2.06%, 12/16/14*
              (b)...........................       8,223
  17,292    Long Beach Mortgage Loan Trust,
              Series 03-3, Class A, 1.44%,
              7/25/33*......................      17,285
  19,134    Master Seasoned Securities
              Trust, Series 03-A, Class 3A2,
              1.52%, 2/25/33*...............      19,181
     400    MGIC Investment Corp., 6.00%,
              3/15/07.......................         430
   1,150    Morgan Stanley Dean Witter,
              5.80%, 4/1/07*................       1,251
   5,000    PNC Funding Corp., 1.54%,
              10/29/04*.....................       5,017
   1,250    Popular North America, Inc.,
              Series E, 6.13%, 10/15/06*....       1,360
   4,000    Popular North America, Inc.,
              4.25%, 4/1/08.................       4,076
   1,998    Salomon Brothers Mortgage
              Securities, Series 01-CB1,
              Class A, 1.38%, 1/25/29*
              (b)...........................       1,990
   1,195    Unionbancal Corp., 5.75%,
              12/1/06.......................       1,292

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 8

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $10,000    Washington Mutual, Series
              02-AR15, Class A5, 4.38%,
              12/25/32*.....................  $   10,040
   5,000    Washington Mutual, Series
              03-AR3, Class A5, 3.93%,
              4/25/33*......................       5,042
                                              ----------
                                                 121,011
                                              ----------
Financial (4.1%):
   5,000    Chase Credit Card Master Trust,
              Series 01-5, Class C, 2.12%,
              2/15/07* (b)..................       5,028
   5,000    Chase Credit Card Master Trust,
              Series 03-1, Class C, 2.22%,
              4/15/08*......................       5,054
  25,000    Master Asset Securitization
              Trust, Series 03-12, Class
              2A1, 4.50%, 12/25/13..........      25,126
   8,121    Morgan Stanley Capital I, Series
              96-WF1, Class A3, 7.62%,
              11/15/28* (b).................       8,656
  11,089    Morgan Stanley Capital I, Series
              2003-NC6, Class A2, 1.48%,
              6/27/33*......................      11,096
   6,000    Morgan Stanley Capital I, Series
              2003-NC6, Class M1, 1.92%,
              6/27/33*......................       6,047
   8,122    Morgan Stanley Dean Witter,
              Series 03-HYB1, Class A4,
              4.20%, 3/25/33*...............       8,158
   3,307    Morgan Stanley Dean Witter,
              Series 03-HYB1, Class B1,
              4.25%, 3/25/33................       3,352
  16,111    Structured Asset Securities
              Corporation, Series 03-8,
              Class 2A9, 1.62%, 4/25/33*....      16,112
                                              ----------
                                                  88,629
                                              ----------
Multimedia (0.1%):
   2,000    AOL Time Warner, Inc., 5.63%,
              5/1/05*.......................       2,094
     500    Comcast Cable Communications,
              8.13%, 5/1/04*................         510
                                              ----------
                                                   2,604
                                              ----------
Real Estate Investment Trusts (0.5%):
  10,000    Impac CMB Trust, Series 03-12,
              Class M1, 1.77%, 11/25/33*....      10,000
                                              ----------
Transportation & Shipping (0.0%):
     158    Regional Jet Equipment Trust,
              Series 00-1, 7.77%,
              9/5/04 (b)....................         150
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities (0.1%):
 $   700    Appalachian Power Co., Series E,
              4.80%, 6/15/05*...............  $      729
     400    DTE Energy Co., 7.05%, 6/1/11*..         449
     400    Exelon Generation Co., L.L.C.,
              6.95%, 6/15/11*...............         450
                                              ----------
                                                   1,628
                                              ----------
Yankee & Eurodollar (0.1%):
   3,000    Banponce Corp., 6.75%,
              12/15/05......................       3,264
                                              ----------
  Total Corporate Bonds                          233,875
                                              ----------
U.S. GOVERNMENT AGENCY MORTGAGES (45.5%):
Fannie Mae (28.6%):
      84    5.75%, 9/1/06, Pool #411526.....          85
   2,136    8.00%, 11/25/06, Series 91-150,
              Class G.......................       2,250
   1,000    2.63%, 10/25/07, Series 92-179,
              Class FB*.....................       1,032
     575    2.71%, 10/25/07, Series 92-187,
              Class FA*.....................         569
     957    2.55%, 11/25/07, Series 92-190,
              Class F*......................         972
      77    6.50%, 11/25/07, Series 93-78,
              Class G.......................          78
     432    7.00%, 1/1/08, Pool #124660.....         457
   2,786    6.00%, 3/25/08, Series 93-209,
              Class H.......................       2,834
     188    2.76%, 5/25/08, Series 93-93,
              Class FC*.....................         187
     446    6.50%, 9/1/08, Pool #253996.....         458
   1,612    2.71%, 9/25/08, Series 93-186,
              Class F*......................       1,596
     383    8.30%, 10/25/08, Series 93-197,
              Class SC*.....................         400
      60    1.58%, 3/25/09, Series 94-89,
              Class FA*.....................          61
   3,001    0.00%, 4/25/09, Series 2002-79,
              Class PO......................       2,733
  24,248    4.50%, 4/25/09, Series 03-74,
              Class BN......................      24,759
     143    3.05%, 5/1/09, Pool #433995*....         146
  18,071    1.62%, 5/25/09, Series 02-27,
              Class FW*.....................      18,031
     172    3.16%, 6/1/09, Pool #433992*....         175
     866    6.00%, 7/1/09, Pool #252635.....         922
     115    7.50%, 8/1/10, Pool #139597.....         123
     224    7.50%, 8/1/10, Pool #139598.....         240
  11,398    5.50%, 9/25/10, Series 03-19,
              Class VA......................      12,003

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   411    7.50%, 10/1/10, Pool #139596....  $      440
     343    7.00%, 12/1/10, Pool #325522....         367
     512    6.00%, 1/25/11, Series 01-61,
              Class VR......................         530
   1,530    5.50%, 1/1/12, Pool #629664.....       1,613
   7,378    7.00%, 7/18/12, Series 97-46,
              Class PT......................       7,881
   4,536    5.50%, 9/1/12, Pool #254470.....       4,783
     309    8.00%, 9/1/12, Pool #576799.....         331
   3,260    5.00%, 11/1/12, Pool #254508....       3,372
   3,277    5.50%, 11/1/12, Pool #254542....       3,456
     927    8.00%, 11/1/12, Pool #535710....         992
   4,304    5.00%, 12/1/12, Pool #254584....       4,450
  17,095    4.50%, 1/1/13, Pool #254646.....      17,474
  41,776    4.50%, 6/1/13, Pool #254758.....      42,594
  26,514    5.00%, 6/1/13, Pool #254805.....      27,386
  37,112    4.50%, 7/1/13, Pool #254806.....      37,839
  11,349    4.50%, 8/1/13, Pool #254864.....      11,572
   3,917    5.00%, 11/1/13, Pool #255013....       4,046
   2,326    7.00%, 3/1/14, Pool #583108.....       2,456
     207    7.00%, 5/1/14, Pool #250045.....         220
     316    6.00%, 8/1/14, Pool #598032.....         332
     377    4.09%, 9/1/14, Pool #403212,
              ARM*..........................         385
     497    3.76%, 10/1/14, Pool #403184,
              ARM*..........................         500
   1,924    6.00%, 10/25/14, Series 02-12,
              Class PD......................       1,954
     422    8.50%, 11/1/14, Pool #533321....         463
   5,594    6.50%, 12/25/14, Series 01-45,
              Class PD......................       5,704
   1,796    5.24%, 3/1/15, Pool #207335,
              ARM*..........................       1,842
      10    4.13%, 6/1/15, Pool #28023,
              ARM*..........................          10
   8,435    5.66%, 8/1/15, Pool #323127*....       8,695
      46    4.13%, 10/1/15, Pool #28032,
              ARM*..........................          47
      55    5.33%, 1/1/16, Pool #403189,
              ARM*..........................          56
      73    8.00%, 2/1/16, Pool #594600.....          78
   3,002    7.00%, 3/1/16, Pool #633691.....       3,209
  49,793    1.52%, 3/25/16, Series 03-87,
              Class HF*.....................      49,659
     277    6.50%, 4/1/16, Pool #344051.....         293
     618    8.00%, 5/1/16, Pool #605390.....         663
     347    8.00%, 7/1/16, Pool #600171.....         373
     973    6.50%, 8/1/16, Pool #38038*.....       1,019
     293    8.00%, 8/1/16, Pool #605439.....         314
     666    8.00%, 9/1/16, Pool #618811.....         714

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   218    4.30%, 10/1/16, Pool #401187,
              ARM*..........................  $      220
     291    8.00%, 10/1/16, Pool #624652....         312
     127    4.37%, 11/1/16, Pool #403210,
              ARM*..........................         131
   4,143    5.50%, 11/1/16, Pool #618192....       4,300
   5,000    5.00%, 11/25/16, Series 03-35,
              Class MD......................       5,074
      84    4.25%, 3/1/17, Pool #47109......          85
   1,115    5.50%, 4/25/17, Series 02-18,
              Class PC......................       1,170
     125    3.25%, 6/1/17, Pool #55062,
              ARM*..........................         126
      27    3.15%, 7/1/17, Pool #53643,
              ARM*..........................          27
     494    3.18%, 7/1/17, Pool #57750,
              ARM*..........................         503
     672    8.50%, 8/1/17, Pool #454028.....         736
     137    3.38%, 9/1/17, Pool #59529,
              ARM*..........................         138
  13,149    6.00%, 9/1/17, Pool #656026.....      13,812
      37    3.15%, 11/1/17, Pool #58636,
              ARM*..........................          38
  18,504    1.52%, 12/25/17, Series 02-77,
              Class FY*.....................      18,606
     336    3.26%, 3/1/18, Pool #70854,
              ARM*..........................         342
  25,468    1.42%, 3/25/18, Series 03-17,
              Class FN*.....................      25,534
     408    3.00%, 5/1/18, Pool #75505,
              ARM*..........................         415
     108    2.80%, 6/1/18, Pool #70793,
              ARM*..........................         110
     309    1.68%, 6/25/18, Series 88-15,
              Class B*......................         312
   6,450    6.50%, 6/25/18, Series 02-16,
              Class VD......................       6,784
     219    3.78%, 8/1/18, Pool #403186,
              ARM*..........................         220
   2,410    3.13%, 11/1/18, Pool #313539*...       2,474
     917    3.98%, 11/1/18, Pool #105527,
              ARM*..........................         925
     113    3.26%, 4/1/19, Pool #66384,
              ARM*..........................         115
     682    5.23%, 4/1/19, Pool #702114,
              ARM*..........................         694
     280    3.16%, 7/1/19, Pool #128938,
              ARM*..........................         282
     259    4.17%, 8/1/19, Pool #401184,
              ARM*..........................         260

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 10

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,141    4.45%, 8/1/19, Pool #702112,
              ARM*..........................  $    1,160
      34    8.75%, 11/25/19, Series 89-77,
              Class J.......................          38
      10    9.00%, 11/25/19, Series 89-89,
              Class H.......................          11
     556    6.01%, 1/1/20, Pool #90031,
              ARM*..........................         576
     183    5.46%, 5/1/20, Pool #96195*.....         188
     151    3.34%, 6/1/20, Pool #111024,
              ARM*..........................         153
     734    10.00%, 6/25/20, Series 90-64,
              Class Z.......................         823
   1,308    2.96%, 7/1/20, Pool #133558,
              ARM*..........................       1,342
     487    3.05%, 12/1/20, Pool #116590,
              ARM*..........................         500
   1,618    2.37%, 12/25/20, Series 90-145,
              Class A*......................       1,617
     440    3.10%, 4/1/21, Pool #70983,
              ARM*..........................         451
  18,380    6.53%, 7/25/21, Series 03-60,
              Class SB, IO*.................       2,006
   9,696    6.53%, 7/25/21, Series 03-60,
              Class SA, IO*.................       1,058
     153    9.00%, 8/1/21, Pool #348983.....         171
   1,016    8.00%, 10/25/21, Series 91-142,
              Class Pl......................       1,092
     134    3.27%, 11/1/21, Pool #124510,
              ARM*..........................         139
     918    2.43%, 11/25/21, Series 91-156,
              Class F.......................         934
       3    8103.75%, 5/25/22, Series 92-91,
              Class SQ, IE..................         346
   2,941    7.00%, 7/25/22, Series 92-112,..       3,157
            Class GB
     894    8.00%, 7/25/22, Series G92-44,
              Class ZQ......................         980
      42    7.25%, 8/1/22, Pool #234575.....          45
      45    5.40%, 8/25/22, Series 92-154,
              Class SA, IO..................           5
     125    7.25%, 9/1/22, Pool #209164.....         134
      76    7.25%, 9/1/22, Pool #184013.....          81
     181    7.25%, 9/1/22, Pool #198429.....         194
     919    9.29%, 12/25/22, Series 93-225,
              Class VO, IF*.................         938
      48    6.50%, 1/25/23, Series 94-51,
              Class PH......................          48
   1,360    8.06%, 2/25/23, Series 93-27,
              Class S*......................       1,371

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   306    2.59%, 3/1/23, Pool #202670,
              ARM*..........................  $      315
   2,634    0.00%, 5/25/23, Series 93-146,
              Class E, PO...................       2,352
      57    7.50%, 6/1/23, Pool #50748......          61
   4,230    5.00%, 7/25/23, Series 94-30,
              Class JA......................       4,348
     195    6.50%, 7/25/23, Series 93-119,
              Class H*......................         206
   1,061    2.28%, 9/25/23, Series 93-165,
              Class FH*.....................       1,083
     318    3.09%, 11/1/23, Pool #241828,
              ARM*..........................         329
   7,786    6.90%, 11/25/23, Series 94-62,
              Class PH......................       8,181
      81    2.52%, 4/1/24, Pool #276617*....          83
  10,000    6.50%, 8/17/24, Series G94-9,
              Class PJ......................      10,769
     283    8.50%, 10/1/24, Pool #345876....         311
     158    7.50%, 11/1/24, Pool #331955....         168
     723    8.00%, 11/25/24, Series 95-4,
              Class PB......................         729
      87    9.00%, 4/1/25, Pool #370122.....          97
      71    3.73%, 7/1/25, Pool #326092*....          73
      27    9.00%, 8/1/25, Pool #361354.....          30
     530    3.58%, 6/1/26, Pool #313555*....         550
   2,431    3.60%, 8/1/26, Pool #423291.....       2,517
     173    3.13%, 9/1/26, Pool #368815*....         174
   1,328    0.00%, 11/25/26, Series 97-47,
              Class PA, PO..................       1,318
      46    3.60%, 12/1/26, Pool #368111*...          48
     376    7.00%, 3/1/27, Pool #595470.....         401
     734    3.33%, 7/1/27, Pool #70179*.....         755
      27    3.94%, 7/1/27, Pool #123496,
              ARM*..........................          27
     843    7.50%, 10/20/27, Series 97-74,
              Class E.......................         906
     130    4.53%, 1/1/28, Pool #60679,
              ARM*..........................         132
     316    3.23%, 11/1/28, Pool #541969*...         326
   1,746    5.06%, 12/1/28, Pool #535984*...       1,823
     807    4.13%, 1/1/29, Pool #70849,
              ARM*..........................         833
     881    3.68%, 3/1/29, Pool #576757*....         917
     156    4.07%, 5/1/29, Pool #323798,
              ARM*..........................         160
     251    3.37%, 6/1/29, Pool #89406,
              ARM*..........................         253
     170    4.27%, 11/1/29, Pool #524833*...         175
     191    3.54%, 4/1/30, Pool #532523*....         200

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $17,604    1.77%, 4/25/30, Series 02-92,
              Class FB*.....................  $   17,721
     229    7.93%, 5/1/30, Pool #540206,
              ARM*..........................         235
     316    3.40%, 7/1/30, Pool #523628*....         327
     209    3.41%, 7/1/30, Pool #546016*....         217
     526    3.13%, 8/1/30, Pool #561814*....         530
     594    7.50%, 10/1/30, Pool #567874....         635
     827    5.20%, 11/1/30, Pool #594577,
              ARM*..........................         841
     607    12.00%, 11/1/30, Pool #
              570566*.......................         709
     755    3.42%, 1/1/31, Pool #124945,
              ARM*..........................         779
     135    3.13%, 2/1/31, Pool #581263*....         136
      20    5.46%, 2/1/31, Pool #562809,
              ARM*..........................          20
  11,449    1.37%, 2/17/31, Series 01-9,
              Class F*......................      11,476
     418    5.99%, 5/1/31, Pool #579354*....         435
     919    6.21%, 5/1/31, Pool #574565,
              ARM*..........................         939
   3,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................         711
     321    3.13%, 8/1/31, Pool #607995,
              ARM*..........................         323
   1,342    6.50%, 11/1/31, Pool #610671....       1,404
      97    3.20%, 3/1/33, Pool #238575,
              ARM*..........................          98
  24,838    4.24%, 4/1/33, Pool #699987,
              ARM*..........................      25,205
  19,820    3.37%, 5/1/33, Pool #555563,
              ARM*..........................      20,541
  13,714    5.50%, 5/1/33, Pool #702435.....      13,904
  12,660    5.50%, 6/1/33, Pool #687590.....      12,835
  11,226    5.50%, 6/1/33, Pool #689508.....      11,382
   5,205    1.52%, 8/25/33, Series 03-72,
              Class JF*.....................       5,091
   4,758    4.64%, 5/1/35, Pool #544882,
              ARM*..........................       4,841
     562    4.67%, 3/1/38, Pool #545182,
              ARM*..........................         580
  25,974    5.15%, 10/25/42, Series 03-W4,
              Class 5A*.....................      27,373
   3,854    7.50%, 12/25/42, Series 03-W1,
              Class 2A......................       4,222
                                              ----------
                                                 625,686
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
                                    Freddie Mac (12.4%):
 $    28    7.50%, 7/15/06, Series 1106,
              Class E.......................  $       28
  16,369    4.00%, 8/15/07, Series 2485,
              Class CB......................      16,632
   1,247    7.50%, 12/15/07, Series 1449,
              Class HA......................       1,305
     147    6.75%, 4/15/08, Series 1506,
              Class PH......................         152
   1,116    6.50%, 5/15/08, Series 1513,
              Class AD......................       1,145
   1,085    2.13%, 8/15/08, Series 1575,
              Class F*......................       1,093
     136    14.39%, 8/15/08, Series 1563,
              Class SA*.....................         137
     507    3.66%, 10/15/08, Series 1600,
              Class FB*.....................         511
   1,896    6.00%, 11/1/08, Pool #M80717....       1,948
   2,126    12.55%, 11/15/08, Series 1604,
              Class MB, IF*.................       2,308
   1,804    12.88%, 12/15/08, Series 1625,
              Class SC, IF*.................       1,960
     213    7.00%, 4/1/09, Pool #E00293.....         227
   1,701    6.50%, 5/15/09, Series 1628,
              Class LC......................       1,758
     319    7.50%, 8/1/09, Gold Pool
              #G10740.......................         341
   2,777    1.62%, 10/15/09, Series 2517,
              Class FE*.....................       2,788
     398    8.00%, 12/1/09, Pool #G10314....         425
   2,838    7.00%, 1/1/10, Pool #E84820.....       3,030
     337    8.00%, 1/1/10, Pool #G10307.....         361
      11    8.00%, 1/1/10, Gold Pool
              #E00355.......................          12
      46    8.00%, 4/1/10, Gold Pool
              #E00371.......................          49
   1,546    6.50%, 9/1/10, Pool #E80051.....       1,643
     901    7.50%, 9/1/10, Gold Pool
              #E62448.......................         963
     411    6.00%, 6/15/11, Series 2366,
              Class VG......................         436
     102    7.00%, 8/1/11, Pool #E20257.....         109
     863    6.00%, 3/15/12, Series 2115,
              Class PD......................         872
   2,590    5.00%, 9/1/12, Pool #E91503.....       2,656
     880    5.00%, 9/1/12, Pool #E91502.....         902
   7,734    5.00%, 9/1/12, Pool #E91563.....       7,930
   1,311    5.00%, 9/1/12, Pool #E91564.....       1,345
   1,277    5.00%, 9/1/12, Pool #E91154.....       1,310
   1,208    5.50%, 9/1/12, Pool #E91506.....       1,259
  15,484    5.50%, 10/1/12, Pool #E93400....      16,136

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 12

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   129    8.00%, 10/15/12, Series 2006,
              Class I.......................  $       19
  10,594    6.50%, 8/1/13, Pool #G11135.....      11,240
     144    0.00%, 8/15/13, Series 2299,
              Class DP, PO..................         144
     648    8.00%, 9/1/13, Pool #E81098.....         692
     243    17.90%, 10/15/13, Series 1607,
              Class SA, IF*.................         284
   1,870    6.00%, 8/1/14, Pool #E81098.....       1,965
   5,000    5.50%, 5/15/15, Series 2391,
              Class QT......................       5,186
   1,283    5.00%, 11/15/15, Series 2496,
              Class BA......................       1,305
     969    6.50%, 6/1/16, Pool #E84252.....       1,027
   1,322    6.50%, 6/1/16, Pool #E84244.....       1,401
   1,792    6.50%, 8/1/16, Pool #E85148.....       1,898
   1,455    6.50%, 8/15/16, Series 2345,
              Class PQ......................       1,561
     403    8.00%, 9/1/16, Pool #E85304.....         432
   1,647    6.50%, 10/1/16, Pool #E85989....       1,745
  13,800    4.50%, 10/15/16, Series 2628,
              Class IP, IO*.................       3,001
   1,606    6.00%, 4/1/17, Pool #E89007.....       1,686
     418    8.00%, 6/1/17, Gold Pool
              #C90178.......................         453
     194    3.58%, 3/1/18, Pool #775209,
              ARM*..........................         197
     691    3.63%, 5/1/18, Pool #840160*....         715
      73    4.00%, 6/1/18, Pool # 770223*...          75
     317    3.59%, 8/1/18, Pool #775361,
              ARM*..........................         322
     280    4.20%, 11/1/18, Pool #840079,
              ARM*..........................         287
  13,045    5.50%, 12/15/18, Series 2666,
              Class OI, IO..................       1,666
       7    3.16%, 2/1/19, Pool #755033*....           7
      89    3.17%, 2/1/19, Pool #420108*....          90
     926    3.28%, 7/1/19, Pool #846489*....         954
     288    5.10%, 8/1/19, Pool #645036*....         297
      18    3.87%, 1/1/20, Pool #420166*....          19
     298    12.00%, 5/15/20, Series 2289,
              Class NA......................         353
     485    6.00%, 11/15/20, Series 1657,
              Class G.......................         491
     221    3.86%, 1/1/21, Pool #775425,
              ARM*..........................         225
     358    2.08%, 4/15/21, Series 1071,
              Class F*......................         359
      29    4.47%, 12/1/21, Pool #645083*...          30

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    47    7.85%, 12/20/21, Pool
              #2314478......................  $       51
      11    3.86%, 2/25/22, Series 23, Class
              FH*...........................          11
     286    3.34%, 6/1/22, Pool #846013*....         295
      58    5.50%, 6/1/22, Pool #960036,
              ARM*..........................          58
     301    8.00%, 8/15/22, Series 1343,
              Class LA......................         317
     324    2.34%, 9/15/22, Series 1370,
              Class JA*.....................         329
     269    3.71%, 10/15/22, Series 1379,
              Class W*......................         271
   8,574    7.84%, 10/25/22, Series 1, Class
              S, IO*........................         836
     130    6.75%, 11/15/22, Series 1552,
              Class H.......................         132
   3,131    3.44%, 1/1/23, Pool #611299*....       3,245
   4,539    3.76%, 1/1/23, Pool #611203*....       4,712
     808    3.85%, 2/1/23, Pool #845297*....         841
      58    2.51%, 5/15/23, Series 1508,
              Class KA*.....................          57
   4,217    0.00%, 3/15/24, Series 1689,
              Class M, PO...................       3,748
     384    3.75%, 4/1/24, Pool #755288*....         396
     214    9.00%, 2/1/25, Pool #C00387.....         238
   1,896    8.00%, 2/15/25, Series 1771,
              Class PK......................       2,036
     152    3.57%, 6/1/25, Pool #846144,
              ARM*..........................         156
     303    8.00%, 12/15/25, Series 2193,
              Class PS, IO, IF*.............          24
     299    3.46%, 6/1/26, Pool #785586,
              ARM*..........................         311
   1,567    3.44%, 12/1/26, Pool #785866,
              ARM*..........................       1,629
   1,340    3.67%, 12/1/26, Pool #755248*...       1,385
     898    3.56%, 1/1/27, Pool #611141*....         929
     613    6.00%, 5/15/27, Series 1981,
              Class Z.......................         630
   3,500    7.00%, 7/15/27, Series 1974,
              Class ZA......................       3,685
   1,308    3.62%, 8/1/27, Pool #788688*....       1,355
     489    3.69%, 11/1/27, Pool #788665*...         503
     700    8.00%, 11/1/27, Pool #421016....         764
   1,132    6.50%, 11/15/27, Series 2461,
              Class PE......................       1,132
   1,922    3.60%, 12/1/27, Pool #846774*...       1,993
      51    7.50%, 5/1/28, Pool #C35263.....          55

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,939    6.75%, 5/15/28, Series 2057,
              Class PE......................  $    3,100
     616    3.44%, 7/1/28, Pool #788664*....         639
     443    8.50%, 7/1/28, Gold Pool
              #G00981.......................         483
      33    3.53%, 11/1/28, Pool #410885*...          34
     997    3.33%, 10/1/29, Pool #786902*...       1,027
      59    3.51%, 11/1/29, Pool #410732*...          62
     160    3.56%, 12/1/29, Pool #846716*...         166
     777    5.24%, 1/1/30, Pool #645242*....         806
     651    3.64%, 4/1/30, Pool #846812*....         678
   4,351    4.42%, 6/1/30, Pool #420191.....       4,379
     117    3.26%, 7/1/30, Pool #390257*....         117
   3,677    3.52%, 7/1/30, Pool #611278*....       3,808
     815    7.50%, 10/15/30, Series 2261,
              Class ZY......................         854
   2,389    13.44%, 2/15/32, Series 2416,
              Class SA*.....................       2,523
   1,513    13.76%, 2/17/32, Series 2416,
              Class SH*.....................       1,642
   2,382    6.50%, 4/1/32, Pool #C66034.....       2,496
  47,534    1.57%, 6/15/32, Series 2594,
              Class OF*.....................      46,511
  23,495    1.67%, 7/15/33, Series 2649,
              Class FK*.....................      22,621
     664    0.00%, 9/25/42, Series T-51,
              Class 1A, PO..................         516
  11,352    4.85%, 2/25/43, Series T-54,
              Class 4A*.....................      11,908
   5,982    6.50%, 2/25/43, Series T-54,
              Class 2A......................       6,365
  15,011    6.50%, 9/25/43, Series T-51,
              Class 1A......................      15,972
                                              ----------
                                                 270,728
                                              ----------
             Government National Mortgage Assoc. (4.5%):
      27    5.00%, 7/20/15, Pool #8056,
              ARM...........................          28
     174    4.38%, 1/20/16, Pool #8094*.....         178
      53    4.38%, 1/20/16, Pool #8092*.....          54
     283    4.38%, 2/20/16, Pool #8100*.....         287
     253    4.38%, 5/20/16, Pool #8127,
              ARM*..........................         258
     110    4.38%, 6/20/16, Pool #8137,
              ARM*..........................         112
      71    5.63%, 12/20/16, Pool #28178*...          73
      94    4.38%, 3/20/17, Pool #8204*.....          96
      75    4.38%, 3/20/17, Pool #8205*.....          76
     210    4.38%, 5/20/17, Pool #8224*.....         214
      58    4.75%, 7/20/17, Pool #8243*.....          59

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   181    4.75%, 7/20/17, Pool #8242*.....  $      185
      32    4.75%, 7/20/17, Pool #8240*.....          33
     820    4.75%, 8/20/17, Pool #8252*.....         838
     153    5.63%, 10/20/17, Pool #8276*....         157
      52    5.63%, 11/20/17, Pool #8283*....          53
      42    5.63%, 12/20/17, Pool #8294*....          43
     106    5.63%, 12/20/17, Pool #8296*....         109
     127    4.38%, 2/20/18, Pool #8320*.....         129
     146    4.38%, 2/20/18, Pool #8318*.....         148
      55    4.38%, 3/20/18, Pool #8332*.....          56
      87    4.38%, 3/20/18, Pool #8333*.....          89
      50    4.38%, 4/20/18, Pool #8342*.....          51
      37    5.25%, 8/20/18, Pool #8391*.....          38
     109    5.63%, 10/20/18, Pool #8417*....         111
      83    5.63%, 10/20/18, Pool #8416*....          85
      39    4.38%, 3/20/19, Pool #8474,
              ARM*..........................          39
      89    4.75%, 8/20/19, Pool #8537*.....          91
     260    4.75%, 9/20/19, Pool #8548*.....         266
      72    5.63%, 10/20/19, Pool #8570,
              ARM*..........................          74
      20    4.38%, 4/20/20, Pool #8630*.....          20
      46    4.38%, 6/20/20, Pool #8653*.....          47
      42    4.38%, 6/20/20, Pool #8656*.....          43
      74    5.63%, 10/20/20, Pool #8704*....          76
     166    7.85%, 12/20/20, Pool #289712...         181
      74    7.85%, 12/20/20, Pool #289683...          80
     569    4.38%, 1/20/21, Pool #8738*.....         580
      59    7.85%, 1/20/21, Pool #289660....          64
     691    4.38%, 3/20/21, Pool #8762*.....         704
      62    4.38%, 5/20/21, Pool #8786,
              ARM*..........................          64
     209    4.38%, 5/20/21, Pool #8785*.....         213
      36    4.38%, 5/20/21, Pool #8784*.....          36
     175    4.38%, 6/20/21, Pool #8796*.....         179
     147    4.75%, 8/20/21, Pool #8826*.....         150
   4,791    1.37%, 9/26/21, Series 02-31,
              Class FC*.....................       4,799
      27    5.63%, 10/20/21, Pool #8859*....          28
     275    7.40%, 10/20/21, Pool #313393...         295
     232    7.40%, 10/20/21, Pool #289752...         248
     259    5.63%, 11/20/21, Pool #28871*...         266
      37    5.63%, 11/20/21, Pool #8875*....          39
     245    5.63%, 12/20/21, Pool #8882*....         252
     149    4.38%, 1/20/22, Pool #8898*.....         152
      32    4.38%, 1/20/22, Pool #8897*.....          33
      53    4.38%, 1/20/22, Pool #8902,
              ARM*..........................          53
     130    7.40%, 2/20/22, Pool #314483....         139
      49    4.38%, 3/20/22, Pool #8931*.....          50

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 14

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   115    7.40%, 3/20/22, Pool #314500....  $      123
     262    4.38%, 4/20/22, Pool #8956*.....         268
      65    4.38%, 4/20/22, Pool #8950*.....          66
      15    4.38%, 4/20/22, Pool #8960,
              ARM*..........................          16
     396    4.38%, 5/20/22, Pool #8976*.....         405
     682    4.38%, 5/20/22, Pool #8972*.....         698
     433    4.38%, 5/20/22, Pool #8974*.....         443
     182    4.38%, 6/20/22, Pool #8996*.....         186
      35    4.38%, 6/20/22, Pool #8990*.....          36
      40    4.38%, 6/20/22, Pool #8994*.....          41
     782    4.38%, 6/20/22, Pool #8992*.....         799
     315    4.75%, 8/20/22, Pool #8038*.....         323
     369    4.75%, 8/20/22, Pool #8041*.....         377
     195    7.25%, 8/20/22, Pool #334396....         208
     146    7.25%, 8/20/22, Pool #334406....         156
      90    4.75%, 9/20/22, Pool #8042,
              ARM*..........................          93
     258    4.75%, 9/20/22, Pool #8052*.....         264
      24    5.63%, 11/20/22, Pool #8084*....          25
     324    7.25%, 11/20/22, Pool #334422...         346
      57    5.63%, 12/20/22, Pool #8087,
              ARM*..........................          59
     121    5.63%, 12/20/22, Pool #8089,
              ARM*..........................         125
      56    5.63%, 12/20/22, Pool #8113,
              ARM*..........................          57
      26    4.38%, 1/20/23, Pool #8115,
              ARM*..........................          26
      98    4.38%, 2/20/23, Pool #8144,
              ARM*..........................         100
     135    4.38%, 2/20/23, Pool #8146,
              ARM*..........................         137
      59    7.25%, 3/20/23, Pool #362094....          63
      73    4.38%, 4/20/23, Pool #8188,
              ARM*..........................          75
     162    4.38%, 4/20/23, Pool #8052*.....         165
     595    4.38%, 5/20/23, Pool #8191*.....         608
      37    4.38%, 5/20/23, Pool #8208*.....          38
     343    4.38%, 6/20/23, Pool #8226*.....         350
     779    4.38%, 6/20/23, Pool #8216*.....         797
      69    4.38%, 6/20/23, Pool #8217*.....          71
      64    4.75%, 8/20/23, Pool #8270*.....          65
     545    4.75%, 9/20/23, Pool #8279*.....         556
     196    7.50%, 10/20/23, Pool #1429.....         210
     230    5.63%, 11/20/23, Pool #8324*....         237
      39    5.63%, 12/20/23, Pool #8348*....          40
      35    5.63%, 12/20/23, Pool #8337,
              ARM*..........................          35
   2,046    4.38%, 1/20/24, Pool #8351*.....       2,075

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    69    4.38%, 2/20/24, Pool #8362*.....  $       70
     499    4.38%, 4/20/24, Pool #8398*.....         508
     378    4.38%, 5/20/24, Pool #8419*.....         385
     135    4.38%, 5/20/24, Pool #8420*.....         138
      23    4.38%, 5/20/24, Pool #8418*.....          24
      81    4.38%, 5/20/24, Pool #8421*.....          82
     645    7.00%, 6/15/24, Pool #378315....         692
     440    4.38%, 6/20/24, Pool #8443*.....         450
     562    4.75%, 9/20/24, Pool #8502*.....         575
   3,013    5.75%, 9/20/24, Pool #8506......       3,078
     244    9.00%, 11/15/24, Pool #780029...         273
     105    4.38%, 3/20/25, Pool #8605*.....         107
      94    4.38%, 4/20/25, Pool #8621,
              ARM*..........................          96
     299    4.38%, 5/20/25, Pool #8628*.....         305
   1,955    9.50%, 7/15/25, Pool #781090....       2,192
     360    8.00%, 7/20/25, Pool #2036......         390
      43    5.63%, 10/20/25, Pool #8722*....          44
   4,690    5.63%, 11/20/25, Pool #8746*....       4,831
     261    1.67%, 12/16/25, Series 00-35,
              Class F*......................         263
     375    5.63%, 12/20/25, Pool #8767*....         386
     759    4.38%, 3/20/26, Pool #8832*.....         772
      45    4.75%, 7/20/26, Pool #28928*....          46
      67    4.75%, 7/20/26, Pool #8913*.....          69
     473    8.00%, 8/20/26, Pool #2270......         513
     440    5.63%, 10/20/26, Pool #80000*...         453
     107    4.38%, 1/20/27, Pool #80030*....         109
     705    4.38%, 2/20/27, Pool #80047,
              ARM*..........................         716
     110    4.38%, 2/20/27, Pool #80045*....         112
     140    4.38%, 3/20/27, Pool #80052,
              ARM*..........................         142
     127    5.38%, 5/20/27, Pool #80072*....         129
     806    4.38%, 6/20/27, Pool #80085,
              ARM*..........................         825
   1,147    4.75%, 7/20/27, Pool #80094*....       1,172
     111    6.75%, 7/20/27, Pool #80092.....         113
   2,204    4.75%, 8/20/27, Pool #80104,
              ARM*..........................       2,251
     974    4.75%, 8/20/27, Pool #80106*....         995
      85    4.75%, 9/20/27, Pool #80127.....          86
      63    4.75%, 9/20/27, Pool #80115*....          64
     117    4.75%, 9/20/27, Pool #80112,
              ARM*..........................         120
     212    8.00%, 10/15/27, Pool #412336...         231
     101    5.63%, 11/20/27, Pool #80138,
              ARM*..........................         103
     758    5.63%, 11/20/27, Pool #80134*...         780
     487    7.13%, 11/20/27, Pool #80136....         502

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   149    5.63%, 12/20/27, Pool #80143,
              ARM*..........................  $      154
     145    4.38%, 2/20/28, Pool #80171*....         147
   1,251    4.25%, 3/20/28, Pool #80175,
              ARM*..........................       1,268
     122    4.38%, 3/20/28, Pool #80178*....         124
     127    5.38%, 4/20/28, Pool #80188*....         130
     640    4.38%, 5/20/28, Pool #80198*....         655
  10,280    7.50%, 4/17/29, Series 99-27,
              Class ZA......................      11,032
     308    4.50%, 4/20/32, Pool #80595,
              ARM*..........................         315
  38,041    5.50%, 6/20/32, Series 03-21,
              Class PI......................       6,725
  28,084    1.52%, 4/25/33, Series 03-3F,
              Class 3A2*....................      28,130
                                              ----------
                                                  97,455
                                              ----------
  Total U.S. Government Agency Mortgages         993,869
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. TREASURY OBLIGATIONS (0.5%):
U.S. Treasury Inflation Protected Bonds (0.5%):
 $ 4,000    3.63%, 1/15/08..................  $    5,067
   2,010    3.88%, 1/15/09..................       2,561
   2,500    3.50%, 1/15/11..................       2,987
                                              ----------
  Total U.S. Treasury Obligations                 10,615
                                              ----------
INVESTMENT COMPANIES (3.3%):
  72,171    One Group Prime Money Market
              Fund, Class I (d).............      72,171
                                              ----------
  Total Investment Companies                      72,171
                                              ----------
Total (Cost $2,170,771) (a)                   $2,183,689
                                              ==========

------------
Percentages indicated are based on net assets of $2,180,582.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $20,662
                   Unrealized depreciation......................   (7,744)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $12,918
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Investment in affiliate.

* The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 16

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES (8.1%):
$    605    Advanta Mortgage Loan Trust,
              Series 00-2, Class A6, 7.72%,
              3/25/15......................  $      653
     159    Advanta Mortgage Loan Trust,
              Series 99-3, Class A4, 7.75%,
              10/25/26.....................         167
     375    Advanta Mortgage Loan Trust,
              Series 99-2, Class A6, 6.82%,
              5/25/29......................         396
     100    American Express Master Trust,
              Series 00-5, Class A, 1.26%,
              4/15/08......................         100
     200    American Express Master Trust,
              Series 00-1, Class A, 7.20%,
              9/17/07......................         213
     322    Americredit Automobile
              Receivables Trust, Series
              00-1, Class B, 7.16%,
              9/5/05.......................         326
   1,745    Americredit Automobile
              Receivables Trust, Series
              02-1, Class A3, 4.23%,
              10/6/06......................       1,775
     613    Americredit Automobile
              Receivables Trust, Series
              00-A, Class A4, 7.29%,
              12/12/06.....................         619
   6,650    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08.....................       6,864
   1,000    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09......................       1,038
     150    Americredit Automobile
              Receivables Trust, Series
              02-C, Class A4, 3.55%,
              2/12/09......................         153
     484    Americredit Automobile
              Receivables Trust, Series
              01-B, Class A4, 5.37%,
              6/12/08......................         498
     600    Americredit Automobile
              Receivables Trust, Series
              02-B, Class A4, 4.46%,
              4/12/09......................         622
     500    Amortizing Residential
              Collateral Trust, Series
              02-BC6, Class M1, 1.87%,
              8/25/32......................         503
      45    Amresco Residential Securities
              Mortgage Loan, Series 98-1,
              Class A4, 6.55%, 6/25/26.....          45
     298    Associates Automobile
              Receivables Trust, Series
              00-1, Class M, 7.51%,
              5/15/05......................         299
      83    BankBoston Home Equity Loan
              Trust, Series 98-2, Class A5,
              6.14%, 2/25/19...............          85

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    306    Bayview Financial Acquisition
              Trust, Series 02-CA, Class
              M1, 1.87%, 4/25/32 (b).......  $      307
     535    BMW Owners Trust, Series 03-A,
              Class A3, 1.94%, 2/25/07.....         537
     985    Brazos Student Loan Finance
              Corp., Series 94-A, Class C1,
              2.87%, 6/1/19................         987
     600    Brazos Student Loan Finance
              Corp., Series 94-A, Class B1,
              2.37%, 6/1/19................         600
     123    Capital Auto Receivables Asset
              Trust, Series 02-2, Class
              CTFS, 4.18%, 10/15/07........         126
   1,550    Capital Auto Receivables Asset
              Trust, Series 03-1, Class
              A3A, 2.75%, 4/16/07..........       1,569
     700    Capital One Master Trust,
              Series 01-7A, Class A, 3.85%,
              8/15/07......................         714
     300    Capital One Master Trust,
              Series 02-3A, Class B, 4.55%,
              2/15/08......................         308
     675    Capital One Master Trust,
              Series 00-2, Class B, 7.35%,
              8/15/08......................         725
   1,225    Capital One Master Trust,
              Series 01-8A, Class A, 4.60%,
              8/17/09......................       1,287
     326    Capital One Multi-Asset
              Execution Trust, Series
              03-B2, Class B2, 3.50%,
              2/17/09......................         328
   1,000    Captial One Master Trust,
              Series 01-5, Class A, 5.30%,
              6/15/09......................       1,064
     104    Chase Credit Card Master Trust,
              Series 01-2, Class A, 1.28%,
              9/15/08......................         104
   1,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 1.82%, 1/25/32.........       1,004
     190    Chase Funding Mortgage Loan,
              Series 02-2, Class 1A4,
              4.88%, 8/25/28...............         197
      85    Chase Funding Mortgage Loan,
              Series 99-3, Class 11A1,
              1.45%, 9/25/29...............          85
     228    Chase Manhattan Auto Owner
              Trust, Series 00-A, Class A4,
              6.26%, 6/15/07...............         232

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$     84    Chase Manhattan Auto Owner
              Trust, Series 00-A, Class
              CTFS, 6.48%, 6/15/07.........  $       86
     255    Chase Manhattan Auto Owner
              Trust, Series 02-A, Class
              CTFS, 4.17%, 9/15/08.........         261
     200    Chemical Master Credit Card
              Trust, Series 96-2, Class A,
              5.98%, 9/15/08...............         213
   5,000    CIT RV Trust, Series 98-A,
              Class B, 6.29%, 1/15/17......       5,198
     370    Citibank Credit Card Issuance
              Trust, Series 00-C1, Class
              C1, 7.45%, 9/15/07...........         400
     120    Citibank Credit Card Issuance
              Trust, Series 02-C1, Class C,
              2.16%, 2/9/09................         121
     135    Citibank Credit Card Issuance
              Trust, Series 01-C3, Class
              C3, 6.65%, 5/15/08...........         146
      50    Citibank Credit Card Issuance
              Trust, Series 02-C3, Class
              C3, 2.28%, 12/15/09..........          51
     215    Citibank Credit Card Master
              Trust I, Series 98-9, Class
              B, 5.55%, 1/9/06.............         215
   1,639    Citibank Credit Card Master
              Trust I, Series 99-1, Class
              B, 5.75%, 2/15/06............       1,649
   7,830    Citibank Credit Card Master
              Trust I, Series 97-6, Class
              A, 0.00%, 8/15/06, PO........       7,778
     170    Citibank Credit Card Master
              Trust I, Series 99-7, Class
              B, 6.90%, 11/15/06...........         178
     596    Citibank Credit Card Master
              Trust I, Series 99-5, Class
              B, 6.30%, 5/15/08............         646
     210    Citibank Credit Card Master
              Trust I, Series 99-2, Class
              B, 6.15%, 3/10/11............         232
   2,800    CNH Equipment Trust, Series
              03-B, Class A3B, 2.47%,
              1/15/08......................       2,763
     616    Copelco Capital Funding Corp.,
              Series 99-B, Class A4, 6.90%,
              12/18/04.....................         618
      11    Countrywide Asset Backed
              Certificates, Series 00-1,
              Class AF4, 8.14%, 12/25/27...          11

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    857    CS First Boston Mortgage
              Securities Corp., Series
              02-HE4, Class AF, 5.51%,
              8/25/32 (b)..................  $      873
      65    Daimler Chrysler Auto Trust,
              Series 00-A, Class A4, 7.23%,
              1/6/05.......................          65
     265    Daimler Chrysler Auto Trust,
              Series 02-B, Class A3, 2.93%,
              6/6/06.......................         268
     131    Daimler Chrysler Auto Trust,
              Series 02-B, Class A4, 3.53%,
              12/6/07......................         134
     175    Daimler Chrysler Auto Trust,
              Series 02-C, Class A4, 3.09%,
              1/8/08.......................         178
     355    Discover Card Master Trust I,
              Series 99-5, Class A, 1.30%,
              12/18/06.....................         355
     207    Discover Card Master Trust I,
              Series 00-1, Class A, 1.29%,
              8/16/07......................         207
     176    EQCC Home Equity Loan Trust,
              Series 98-2, Class A6F,
              6.16%, 4/15/08...............         179
     732    Equity One, Inc., Series 02-1,
              Class AF2, 5.52%, 8/25/32....         751
     490    Fleet Credit Card Master Trust
              II, Series 01-B, Class A,
              5.60%, 12/15/08..............         524
   1,445    Ford Credit Auto Owner Trust,
              Series 00-G, Class B, 6.92%,
              4/15/05......................       1,456
   1,040    Ford Credit Auto Owner Trust,
              Series 01-B, Class B, 5.71%,
              9/15/05......................       1,061
   2,500    Ford Credit Auto Owner Trust,
              Series 02-D, Class A3A,
              2.68%, 2/15/06...............       2,525
     450    Ford Credit Auto Owner Trust,
              Series 02-A, Class B, 4.79%,
              11/15/06.....................         464
      95    Ford Credit Auto Owner Trust,
              Series 02-C, Class B, 4.22%,
              12/15/06.....................          98
     200    Ford Credit Auto Owner Trust,
              Series 02-C, Class C, 4.81%,
              3/15/07......................         206
      81    Ford Credit Auto Owner Trust,
              Series 02-D, Class A2A,
              2.10%, 3/15/05...............          82

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 18

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    332    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 99-A, Class A6, 6.84%,
              3/15/10......................  $      334
      18    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 97-C, Class A1, 6.49%,
              2/15/18......................          18
     159    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 98-A, Class A1C,
              6.18%, 6/15/19...............         159
     246    Harley-Davidson Motorcycle
              Trust, Series 02-1, Class A1,
              3.02%, 9/15/06...............         247
     110    Harley-Davidson Motorcycle
              Trust, Series 02-1, Class A2,
              4.50%, 1/15/10...............         114
     476    Harley-Davidson Motorcycle
              Trust, Series 02-2, Class A1,
              1.91%, 4/15/07...............         478
      65    Heller Equipment Trust, Series
              99-2, Class A4, 6.79%,
              3/14/07......................          65
     161    Honda Auto Receivables Owner
              Trust, Series 01-2, Class A3,
              4.67%, 3/18/05...............         162
     578    Household Automotive Trust,
              Series 00-1, Class A4, 7.48%,
              12/18/06.....................         592
   3,100    Household Automotive Trust,
              Series 01-2, Class A4, 5.39%,
              8/17/08......................       3,221
     260    Household Private Label Credit
              Card Master Note Trust I,
              Series 02-1, Class A, 5.50%,
              1/18/11......................         280
      97    J.P. Morgan Commercial Mortgage
              Financial Corp., Series
              98-C6, Class A1, 6.37%,
              1/15/30......................          98
     215    MBNA Credit Card Master Note
              Trust, Series 01-C1, Class
              C1, 2.17%, 10/15/08..........         217
     130    MBNA Credit Card Master Note
              Trust, Series 02-B1, Class
              B1, 5.15%, 7/15/09...........         138
     670    MBNA Credit Card Master Note
              Trust, Series 01-A1, Class
              A1, 5.75%, 10/15/08..........         721
     460    MBNA Credit Card Master Note
              Trust, Series 02-C5, Class
              C5, 4.05%, 1/15/08...........         471

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$     40    MBNA Credit Card Master Note
              Trust, Series 03-A1, Class
              A1, 3.30%, 7/15/10...........  $       40
   1,500    MBNA Master Credit Card Trust,
              Series 99-A, Class C, 6.65%,
              7/17/06......................       1,507
   1,234    MBNA Master Credit Card Trust,
              Series 99-H, Class A, 1.36%,
              9/15/06......................       1,235
      25    MBNA Master Credit Card Trust,
              Series 99-G, Class B, 6.60%,
              12/15/06.....................          26
     150    MBNA Master Credit Card Trust,
              Series 99-M, Class A, 6.60%,
              4/16/07......................         157
     350    MBNA Master Credit Card Trust,
              Series 00-A, Class C, 7.90%,
              7/16/07......................         372
     100    MBNA Master Credit Card Trust,
              Series 00-I, Class C, 7.65%,
              1/15/08......................         108
     160    MBNA Master Credit Card Trust,
              Series 99-D, Class D, 6.50%,
              11/17/08.....................         174
   1,000    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09......................       1,141
   1,000    MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 2.86%,
              6/15/12......................       1,047
      85    MBNA Master Credit Card Trust,
              Series 02-C1, Class C1,
              6.80%, 7/15/14...............          93
     167    MBNA Master Credit Card Trust,
              Series 00-D, Class A, 1.32%,
              9/15/09......................         168
      65    MNBA Master Credit Card Trust,
              Series 99-B, Class C, 6.65%,
              8/15/11......................          71
      28    Nissan Auto Receivables Owner
              Trust, Series 01-B, Class A3,
              4.99%, 2/15/05...............          29
     634    Nissan Auto Receivables Owner
              Trust, Series 01-A, Class A4,
              5.75%, 6/15/06...............         641
     225    Nissan Auto Receivables Owner
              Trust, Series 01-C, Class A4,
              4.80%, 2/15/07...............         230
     250    Nissan Auto Receivables Owner
              Trust, Series 03-A, Class A3,
              1.89%, 12/15/06..............         251

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    732    Onyx Acceptance Auto Trust,
              Series 00-B, Class A4, 7.38%,
              8/15/05......................  $      735
     639    Onyx Acceptance Auto Trust,
              Series 01-B, Class A4, 5.49%,
              11/15/07.....................         654
     450    Onyx Acceptance Auto Trust,
              Series 01-C, Class A4, 5.23%,
              5/15/08......................         462
     497    Onyx Acceptance Auto Trust,
              Series 02-A, Class A4, 4.60%,
              10/15/08.....................         516
     350    PNC Student Loan Trust I,
              Series 97-2, Class A7, 6.73%,
              1/25/07......................         368
   1,750    Prime Credit Card Master Trust,
              Series 00-E, Class A4, 6.70%,
              10/15/09.....................       1,871
   2,000    Providian Gateway Master Trust,
              Series 02-B, Class A, 1.82%,
              6/15/09 (b)..................       2,008
     219    Railcar Trust, Series 92-1,
              7.75%, 6/1/04................         224
     918    Residential Asset Mortgage
              Products, Inc., Series
              01-RS3, Class AI4, 6.29%,
              10/25/31.....................         939
     114    Residential Asset Securities
              Corp., Series 00-KS2, Class
              AI4, 7.90%, 10/25/28.........         119
     820    Residential Asset Securities
              Corp., Series 00-KS4, Class
              AI4, 7.59%, 12/25/28.........         836
     445    Residential Asset Securities
              Corp., Series 00-KS3, Class
              AI6, 7.81%, 7/25/31..........         475
     200    Residential Asset Securities
              Corp., Series 01-KS1, Class
              AI6, 6.35%, 3/25/32..........         211
     598    Residential Asset Securities
              Corp., Series 00-KS5, Class
              AII, 1.36%, 12/25/31.........         598
     275    Residential Funding Mortgage
              Securities II, Series 00-HI1,
              Class AI7, 8.29%, 2/25/25....         297
   1,284    Saxon Asset Securities Trust,
              Series 99-1, Class AF6,
              6.35%, 2/25/29...............       1,314
      27    Saxon Asset Securities Trust,
              Series 01-2, Class AF3,
              5.56%, 8/25/16...............          27

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    500    Sears Credit Account Master
              Trust, Series 00-2, Class A,
              6.75%, 9/16/09...............  $      538
     210    SSB Auto Loan Trust, Series
              02-1, Class A4, 2.89%,
              2/15/09......................         213
     390    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08................         433
      50    Standard Credit Card Master
              Trust, Series 95-9, Class B,
              6.65%, 10/7/07...............          54
     121    Sterling Automobile Loan
              Securitization, Series 00-1,
              Class A, 6.61%,
              2/15/08 (b)..................         121
     652    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%,
              6/15/11 (b)..................         662
   3,000    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08.......................       3,140
     123    Union Acceptance Corp., Series
              00-D, Class A4, 6.89%,
              4/9/07.......................         127
     189    Vanderbilt Mortgage Finance,
              Series 96-A, Class A5, 7.43%,
              4/7/26.......................         199
      89    Vanderbilt Mortgage Finance,
              Series 01-B, Class A2, 5.17%,
              2/7/14.......................          90
     188    WFS Financial Owner Trust,
              Series 02-2, Class A3, 3.81%,
              2/20/07......................         190
   2,300    WFS Financial Owner Trust,
              Series 03-1, Class A3, 2.03%,
              8/20/07......................       2,311
     231    WFS Financial Owner Trust,
              Series 00-A, Class A4, 7.41%,
              9/20/07......................         234
     192    WFS Financial Owner Trust,
              Series 02-1, Class A4A,
              4.87%, 9/20/09...............         201
   8,000    WFS Financial Owner Trust,
              Series 03-2, Class A4, 2.41%,
              12/20/10.....................       7,935

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 20

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  1,277    WFS Financial Owner Trust,
              Series 03-4, Class A4, 3.15%,
              5/20/11......................  $    1,284
                                             ----------
  Total Asset Backed Securities                  98,513
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%):
     205    Chase Mortgage Finance Corp.,
              Series 99-S9, Class A3,
              6.25%, 7/25/14...............         211
     219    Chase Mortgage Finance Corp.,
              Series 98-S8, Class A2,
              6.00%, 1/25/29...............         219
     764    Citicorp Mortgage Securities,
              Inc., Series 94-2, Class A4,
              6.00%, 1/25/09...............         782
     134    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A8,
              5.75%, 6/25/09...............         136
     443    Citicorp Mortgage Securities,
              Inc., Series 94-3, Class A4,
              6.50%, 2/25/24...............         457
     164    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25...............         164
      45    Collateralized Mortgage
              Securities Corp., Series
              88-2, Class B, 8.80%,
              4/20/19......................          45
      60    Countrywide Home Loans, Series
              97-4, Class A, 8.00%,
              8/25/27......................          62
     229    Housing Securities, Inc.,
              Series 94-2, Class A1, 6.50%,
              7/25/09......................         235
     371    Impac CMB Trust, Series 03-3,
              Class M1, 1.97%, 1/25/33.....         373
      80    Kidder Peabody Mortgage Asset
              Trust, Series A, Class A1,
              6.50%, 2/22/17...............          82
      42    Merrill Lynch Trust, Series 44,
              Class G, 9.00%, 8/20/20......          45
      10    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21, PO.................           8
     302    Morserv, Inc., Series 96-2,
              Class 1A4, 7.25%, 11/25/26...         302
      15    Paine Webber CMO Trust, Series
              J, Class 3, 8.80%, 5/1/18....          16
      59    Paine Webber CMO Trust, Series
              L, Class 4, 8.95%, 7/1/18....          64

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$      2    PNC Mortgage Securities Corp.,
              Series 98-12, Class 4A4,
              6.50%, 1/25/29...............  $        2
     791    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08....         792
     207    Prudential Home Mortgage
              Securities, Series 93-47,
              Class A11, 6.10%, 12/25/23...         208
       5    Prudential Home Mortgage
              Securities, Series 94-3,
              Class A10, 6.50%, 2/25/24....           5
     298    Residential Accredit Loans,
              Inc., Series 97-QS9, Class
              A8, 7.25%, 9/25/27...........         298
      41    Residential Funding Mortgage
              Securities I, Series 93-S20,
              Class A14, 16.31%, 6/25/08,
              IF*..........................          42
     144    Residential Funding Mortgage
              Securities I, Series 93-S25,
              Class A3, 6.50%, 7/25/08.....         144
       2    Residential Funding Mortgage
              Securities I, Series 93-S25,
              Class A5, 18.15%, 7/25/08,
              IF*..........................           2
     121    Residential Funding Mortgage
              Securities I, Series 93-S36,
              Class A13, 13.82%, 10/25/08,
              IF*..........................         122
       2    Residential Funding Mortgage
              Securities I, Series 93-S48,
              Class A3, 6.50%, 12/25/08....           2
     460    Residential Funding Mortgage
              Securities I, Series 96-S13,
              Class A5, 7.00%, 5/25/11.....         466
     404    Residential Funding Mortgage
              Securities I, Series 96-S21,
              Class M1, 7.50%, 10/25/11....         404
      27    Residential Funding Mortgage
              Securities I, Series 98-S7,
              Class A1, 6.50%, 3/25/13.....          27
      94    Residential Funding Mortgage
              Securities I, Series 98-S18,
              Class A1, 6.50%, 8/25/13.....          94
      13    Residential Funding Mortgage
              Securities I, Series 01-S28,
              Class A1, 6.00%, 12/25/16....          13
     119    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30......................         123

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    107    Securitized Asset Sales, Inc.,
              6.12%, 3/25/09...............  $      108
      51    Structured Mortgage Asset
              Residential Trust, Series
              93-2A, Class AE, 7.60%,
              3/25/09......................          54
     116    Vendee Mortgage Trust, Series
              93-3, Class 2ZA, 6.50%,
              6/15/20......................         118
     105    Vendee Mortgage Trust, Series
              94-3C, Class 3, 9.78%,
              3/15/21......................         120
     144    Vendee Mortgage Trust, Series
              00-2, Class D, 7.50%,
              9/15/26......................         147
                                             ----------
  Total Collateralized Mortgage Obligations       6,492
                                             ----------
CORPORATE BONDS (20.1%):
Airlines (0.3%):
     913    American Airlines, Series 02-1,
              Class G, 1.76%, 3/23/09......         915
   1,721    Southwest Airlines Co., Series
              01-1, Class A1, 5.10%,
              5/1/06.......................       1,796
   1,770    United Airlines, Inc., Series
              01-1, Class A2, 6.20%, 9/1/08
              (c)..........................       1,548
                                             ----------
                                                  4,259
                                             ----------
Aluminum (0.1%):
   1,455    Alcoa, Inc., 7.25%, 8/1/05.....       1,579
                                             ----------
Automotive (0.3%):
   4,000    Daimler Chrysler NA Holdings,
              4.05%, 6/4/08................       3,977
                                             ----------
Banking, Finance & Insurance (12.0%):
     375    African Development Bank,
              6.75%, 10/1/04...............         390
   1,850    AIG Sun America Global
              Financial Index, 5.85%,
              2/1/06 (b)...................       1,983
   2,500    AIG Sun America Global
              Financial Index, 5.10%,
              1/17/07 (b)..................       2,653
   1,000    AIG Sun America Global
              Financial Index, 5.85%,
              8/1/08 (b)...................       1,091
     320    American Express Credit Corp.,
              7.45%, 8/10/05...............         349
     500    American General Finance Corp.,
              4.50%, 11/15/07..............         522
     500    Aristar, Inc., 5.85%,
              1/27/04......................         501
     330    Aristar, Inc., 7.38%, 9/1/04...         343
     900    ASIF Global Financing XXIII,
              3.90%, 10/22/08 (b)..........         909
     500    Associates Corp., Series G,
              7.70%, 6/10/04...............         514

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    162    Associates Corp., 6.20%,
              5/16/05......................  $      172
     340    Associates Corp., 8.55%,
              7/15/09......................         414
   2,926    Bank of America Corp., 6.20%,
              2/15/06......................       3,165
     400    Bank of America Corp., 6.50%,
              3/15/06......................         436
   4,245    Bank of America Corp., 7.20%,
              4/15/06......................       4,695
     477    Bank of America Corp., 7.13%,
              5/1/06.......................         528
   1,790    Bank of America Corp., 7.13%,
              3/1/09.......................       2,059
     103    Bankers Trust NY, 6.70%,
              10/1/07......................         115
   3,500    Bear Stearns Co., Inc., 6.25%,
              7/15/05......................       3,734
     610    Bear Stearns Co., Inc., 6.75%,
              12/15/07.....................         686
     165    Beneficial Corp., 6.85%,
              6/30/05......................         175
     400    Boeing Capital Corp., 6.44%,
              12/20/04.....................         416
   1,000    Capital One Financial Corp.,
              Series 4, 6.50%, 7/30/04.....       1,028
   1,000    Chase Manhattan Auto Owner
              Trust, 7.88%, 7/15/06........       1,134
   1,985    Chase Manhattan Corp., 7.13%,
              2/1/07.......................       2,224
     500    Chemical Bank, 6.63%, 8/15/05..         534
   1,600    CIT Group, Inc., 4.13%,
              2/21/06......................       1,657
     575    Citicorp, 6.75%, 8/15/05.......         620
   2,845    Citicorp, 6.38%, 1/15/06.......       3,076
   2,365    Citicorp, 7.75%, 6/15/06.......       2,659
     140    CitiFinancial, 7.75%, 3/1/05...         150
     940    CitiFinancial, 6.13%,
              12/1/05......................       1,014
   1,400    Countrywide Funding, 6.88%,
              9/15/05......................       1,511
   3,130    Countrywide Home Loans, 6.70%,
              3/10/05......................       3,308
     120    Countrywide Home Loans, 7.20%,
              10/30/06.....................         134
   1,288    Countrywide Home Loans, 6.94%,
              7/16/07......................       1,440
   2,260    Countrywide Home Loans, Series
              E, 7.26%, 5/10/04............       2,306

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 22

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    551    Donaldson Lufkin Jenrette,
              Inc., 6.90%, 10/1/07.........  $      620
   1,000    First Bank Minnesota, 7.30%,
              8/15/05......................       1,084
   1,000    First Bank System, Inc., 7.63%,
              5/1/05.......................       1,077
   1,000    First of America, 8.50%,
              2/1/04.......................       1,005
     250    First Union Corp., 6.95%,
              11/1/04......................         262
   1,650    Ford Motor Credit Co., 7.75%,
              3/15/05......................       1,742
     100    Ford Motor Credit Co., 6.23%,
              5/11/05......................         103
   2,000    Ford Motor Credit Co., 6.46%,
              12/27/05.....................       2,070
   5,000    Ford Motor Credit Co., 6.88%,
              2/1/06.......................       5,338
   2,050    Ford Motor Credit Co., 6.50%,
              2/15/06......................       2,156
   3,300    GE Capital Corp., 8.70%,
              3/1/07.......................       3,865
   2,217    GE Capital Corp., 8.85%,
              3/1/07.......................       2,606
   3,000    GE Capital Corp., 5.00%,
              6/15/07......................       3,198
   2,000    GE Capital Corp., 4.25%,
              1/15/08......................       2,070
   2,800    GE Capital Corp., 3.50%,
              5/1/08.......................       2,806
     950    GE Capital Corp., 8.30%,
              9/20/09......................       1,162
     500    GMAC, 6.38%, 1/30/04...........         502
     505    GMAC, 8.38%, 2/22/05...........         533
   2,500    GMAC, 6.13%, 1/22/08...........       2,686
   2,000    Goldman Sachs Group LP, 6.65%,
              5/15/09......................       2,265
   1,975    Household Finance Corp., 7.25%,
              5/15/06......................       2,195
   2,000    International Lease Finance
              Corp., 5.12%, 6/1/05.........       2,088
   1,400    International Lease Finance
              Corp., 4.50%, 5/1/08.........       1,447
   1,500    J.P. Morgan Chase & Co., 6.25%,
              12/15/05.....................       1,622
   1,000    John Deere BV, 5.88%, 4/6/06...       1,078
     435    John Deere Capital Corp.,
              6.85%, 3/15/06...............         478
   1,465    Key Bank, 7.55%, 9/15/06.......       1,643
     496    Keycorp, 8.00%, 7/1/04.........         512
     860    Keycorp, 6.75%, 3/15/06........         940

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    600    Keycorp, 7.50%, 6/15/06........  $      671
   2,676    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05..............       3,012
   1,385    Lehman Brothers Holdings, Inc.,
              6.63%, 2/5/06................       1,507
     941    Lehman Brothers Holdings, Inc.,
              8.50%, 5/1/07................       1,101
   1,000    Lehman Brothers Holdings, Inc.,
              8.25%, 6/15/07...............       1,167
   1,380    Marshall & Ilsley Corp., 5.75%,
              9/1/06.......................       1,495
   2,430    Massmutual Global Funding,
              3.25%, 6/15/07 (b)...........       2,457
   1,000    MBNA America Bank, 6.88%,
              7/15/04 (b)..................       1,026
     300    Mellon Bank, 7.00%, 3/15/06....         332
     244    Merrill Lynch & Co., 6.25%,
              1/15/06......................         264
   1,058    Merrill Lynch & Co., 7.00%,
              3/15/06......................       1,161
   2,000    Merrill Lynch & Co., Series B,
              7.01%, 4/10/06...............       2,198
   2,058    Merrill Lynch & Co., 8.00%,
              6/1/07.......................       2,356
   1,000    Monumental Global Funding,
              5.20%, 1/30/07 (b)...........       1,068
     650    Monumental Global Funding II,
              6.05%, 1/19/06 (b)...........         699
     295    Morgan Stanley Dean Witter,
              7.75%, 6/15/05...............         320
     110    Morgan Stanley Dean Witter,
              6.30%, 1/15/06...............         119
   2,850    Morgan Stanley Dean Witter,
              5.80%, 4/1/07................       3,100
   1,000    National City Corp., 7.20%,
              5/15/05......................       1,072
     235    Nationsbank Corp., 7.13%,
              4/30/06......................         260
     500    Newcourt Credit Group, Series
              B, 6.88%, 2/16/05............         528
   2,000    Norwest Financial, Inc., 6.88%,
              8/8/06.......................       2,217
   1,900    Norwest Financial, Inc., 6.85%,
              7/15/09......................       2,180
     675    Popular North American, Inc.,
              6.63%, 1/15/04...............         676
   1,000    Principal Life Global Funding,
              5.13%, 6/28/07 (b)...........       1,072
   2,000    Protective Life US Funding,
              5.88%, 8/15/06 (b)...........       2,175

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    480    Salomon Smith Barney Holdings,
              6.25%, 6/15/05...............  $      511
     500    Textron Financial Corp., 5.95%,
              3/15/04......................         504
     400    Travelers Property & Casualty,
              6.75%, 11/15/06..............         447
   1,000    Tyco Capital Corp., 6.50%,
              2/7/06.......................       1,084
     735    USAA Capital Corp., 7.05%,
              11/8/06 (b)..................         821
   1,300    Wachovia Corp., 6.80%, 6/1/05..       1,390
   2,073    Washington Mutual Financial,
              8.25%, 6/15/05...............       2,262
   3,921    Wells Fargo Company, 7.13%,
              8/15/06......................       4,372
   4,900    Wells Fargo Financial, 6.13%,
              2/15/06......................       5,285
                                             ----------
                                                148,707
                                             ----------
Cable Television (0.0%):
     480    Lenfest Communications, 8.38%,
              11/1/05......................         529
                                             ----------
Consumer Non-Durable (0.2%):
   1,000    General Mills, 9.14%,
              12/15/05.....................       1,130
   1,500    General Mills, 8.13%,
              11/20/06.....................       1,723
                                             ----------
                                                  2,853
                                             ----------
Electrical & Electronic (0.1%):
     500    Hewlett-Packard Co., 7.15%,
              6/15/05......................         538
   1,000    Hewlett-Packard Co., 3.38%,
              12/15/05.....................       1,021
                                             ----------
                                                  1,559
                                             ----------
Energy (0.2%):
   3,000    Duke Energy Corp., 4.20%,
              10/1/08......................       3,017
                                             ----------
Financial (2.4%):
     300    Ahmanson (H.F.), 7.88%,
              9/1/04.......................         311
     570    American Honda Finance, 3.85%,
              11/6/08 (b)..................         575
   2,300    American Savings Bank of
              California, 6.63%,
              2/15/06 (b)..................       2,465
     690    Associates First Capital Corp.,
              7.75%, 2/15/05...............         734
   3,000    Beneficial Corp., Series I,
              6.45%, 10/12/04..............       3,096

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Financial, continued:
$  1,000    Beneficial Corp., Series H,
              6.94%, 12/15/06..............  $    1,083
   1,000    Chase Credit Card Master Trust,
              Series 03-1, Class C, 2.22%,
              4/15/08......................       1,011
   1,154    Citicorp, 7.13%, 5/15/06.......       1,280
     374    Citigroup, Inc., 5.75%,
              5/10/06......................         403
     710    Citigroup, Inc., 8.63%,
              2/1/07.......................         827
     500    Credit Suisse First Boston,
              Inc., 7.75%, 5/15/06.........         552
     280    FleetBoston Financial Corp.,
              7.13%, 4/15/06...............         309
     825    Ford Motor Credit Co., 7.50%,
              6/15/04......................         843
   3,100    General Motors Acceptance
              Corp., 6.63%, 10/15/05.......       3,302
     544    International Bank
              Reconstruction and
              Development, 0.00%,
              8/15/08......................         454
   2,000    Key Bank NA, 7.25%, 6/1/05.....       2,147
   1,000    Lehman Brothers Holdings, Inc.,
              8.75%, 3/15/05...............       1,082
   3,500    Lehman Brothers Holdings, Inc.,
              7.38%, 1/15/07...............       3,960
     150    Massmutual Global Funding,
              4.55%, 5/30/05 (b)...........         156
     255    Merrill Lynch & Co., 6.07%,
              4/6/04.......................         258
   1,500    Morgan Stanley Dean Witter,
              8.33%, 1/15/07...............       1,727
                                             ----------
                                                 26,575
                                             ----------
Food Products & Services (0.2%):
     985    Conagra, Inc., 7.40%, 9/15/04..       1,022
     225    Kroger Co., 8.15%, 7/15/06.....         252
     250    Kroger Co., 7.63%, 9/15/06.....         279
     850    Safeway, Inc., 3.80%, 8/15/05..         868
                                             ----------
                                                  2,421
                                             ----------
Industrial Goods & Services (1.3%):
     247    Caterpillar, 9.00%, 4/15/06....         282
   6,740    Diageo, 0.00%, 1/6/04..........       6,739
     400    Eaton Corp., 6.95%, 11/15/04...         418
     690    International Paper Co., 4.25%,
              1/15/09......................         694
   1,100    John Deere, 3.13%, 12/15/05....       1,122
     450    John Deere, 5.50%, 9/1/06......         483

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 24

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
$  3,700    Wal-Mart Canada, 5.58%, 5/1/06
              (b)..........................  $    3,967
     500    Weyerhaeuser Co., Series A,
              6.43%, 7/12/05...............         530
   1,300    Weyerhaeuser Corp., 5.50%,
              3/15/05......................       1,354
                                             ----------
                                                 15,589
                                             ----------
Media (0.1%):
     305    CBS Corp., 7.15%, 5/20/05......         327
     945    Walt Disney Company, Series B,
              6.75%, 3/30/06...............       1,028
                                             ----------
                                                  1,355
                                             ----------
Multimedia (0.3%):
   1,703    AOL Time Warner, Inc., 7.98%,
              8/15/04......................       1,765
   1,000    AOL Time Warner, Inc., 5.63%,
              5/1/05.......................       1,047
     605    Comcast Cable Communications,
              8.13%, 5/1/04................         617
     350    Time Warner, Inc., 8.11%,
              8/15/06......................         396
                                             ----------
                                                  3,825
                                             ----------
Oil & Gas Exploration Production & Services (0.6%):
     750    Ashland, Inc., Series J, 7.83%,
              8/15/05......................         802
   1,000    BP Amoco Plc., 8.50%, 4/15/07..       1,168
     875    Kerr-McGee Corp., 5.38%,
              4/15/05......................         912
     697    Phillips Petroleum, 8.50%,
              5/25/05......................         760
     500    Union Pacific Resources, 6.50%,
              5/15/05......................         530
     282    Unocal Corp., 6.50%, 5/1/08....         318
     185    USX Corp., 7.20%, 2/15/04......         186
   2,180    USX Corp., 6.65%, 2/1/06.......       2,361
                                             ----------
                                                  7,037
                                             ----------
Paper Products (0.1%):
     750    Willamette Industries, 6.45%,
              6/18/09......................         822
                                             ----------
Printing & Publishing (0.0%):
     200    Donnelley (R.R.) & Sons, Series
              C, 6.56%, 7/5/05.............         212
                                             ----------

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Rail Industries (0.2%):
$    200    Consolidated Rail Corp., Series
              94-A, 7.48%, 7/1/05..........  $      212
   1,495    Norfolk Southern Corp., 7.88%,
              2/15/04......................       1,505
     500    Norfolk Southern Corp., 5.90%,
              4/1/05.......................         525
                                             ----------
                                                  2,242
                                             ----------
Real Estate (0.1%):
   1,000    EOP Operating LP, 6.63%,
              2/15/05......................       1,051
                                             ----------
Retailers (0.1%):
     290    Avon Products, 6.90%,
              11/15/04.....................         303
   1,000    Lowe's Companies, Inc., 8.10%,
              6/17/04......................       1,028
                                             ----------
                                                  1,331
                                             ----------
Telecommunications (0.7%):
   3,000    Chesapeake (Bell Atlantic
              Virginia), 6.13%, 7/15/05....       3,198
   1,200    Cox Communications, Inc.,
              6.88%, 6/15/05...............       1,285
   1,000    GTE Hawaiian Telephone, Series
              A, 7.00%, 2/1/06.............       1,086
   1,050    SBC Communications, Inc.,
              5.75%, 5/2/06................       1,127
     100    Southwestern Bell Capital
              Corp., 7.13%, 6/1/05.........         107
     892    Southwestern Bell Telephone
              Co., 7.50%, 4/26/05..........         954
     500    Sprint Capital Corp., 6.00%,
              1/15/07......................         534
     279    TCI Communications, Inc.,
              8.65%, 9/15/04...............         294
     380    Vodafone AirTouch Plc (United
              Kingdom), 7.63%,
              2/15/05 (b)..................         405
                                             ----------
                                                  8,990
                                             ----------
Utilities (0.6%):
     540    Appalachian Power Co., Series
              E, 4.80%, 6/15/05............         562
     500    Constellation Energy Group,
              6.13%, 9/1/09................         550
   2,600    Dominion Resources, Inc.,
              2.80%, 2/15/05...............       2,628
     150    DTE Energy Company, 6.00%,
              6/1/04.......................         153

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
$    500    Hydro-Quebec, Series B, 6.94%,
              3/1/05.......................  $      530
   2,400    National Rural Utilities,
              5.25%, 7/15/04...............       2,450
     750    Ohio Valley Electric Co.,
              5.94%, 2/12/06 (b)...........         804
      65    Quebec Province, 8.63%,
              1/19/05......................          70
                                             ----------
                                                  7,747
                                             ----------
Yankee & Eurodollar (0.2%):
   2,500    Mobil Oil Canada, 5.00%,
              12/21/04.....................       2,582
                                             ----------
  Total Corporate Bonds                         248,259
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (15.5%):
Fannie Mae (8.7%):
     108    6.25%, 7/25/04, Series 93-80,
              Class D......................         109
      12    9.00%, 9/1/05, Pool #50340.....          13
     242    7.00%, 9/25/05, Series 93-37,
              Class C......................         243
       8    9.00%, 11/1/05, Pool #50361....           9
      25    8.50%, 4/1/06, Pool #116875....          26
     106    5.95%, 6/25/06, Series 93-204,
              Class VD.....................         110
     259    8.00%, 7/25/06, Series 91-72,
              Class G......................         272
      34    9.00%, 8/1/06, Pool #596150....          36
  12,963    7.42%, 9/1/06, Pool #73618.....      14,193
     165    8.50%, 9/25/06, Series 91-114,
              Class C......................         174
      56    8.00%, 10/1/06, Pool #50494....          59
      44    7.50%, 1/1/07, Pool #50527.....          47
      42    7.50%, 1/1/07, Pool #138666....          44
     170    7.50%, 3/25/07, Series 92-18,
              Class HC.....................         179
   1,079    8.00%, 5/25/07, Series 92-68,
              Class M......................       1,144
      58    8.00%, 7/1/07, Pool #164123....          62
     172    8.00%, 7/1/07, Pool #202007....         181
     121    8.00%, 7/1/07, Pool #202006....         128

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    154    8.00%, 7/1/07, Pool #202008....  $      162
      73    7.00%, 7/25/07, Series 92-170,
              Class J......................          74
      53    8.00%, 9/1/07, Pool #175626....          56
     102    0.00%, 10/25/07, Series 95-23,
              Class OB, PO.................          98
      64    7.00%, 11/1/07, Pool #251418...          68
     441    6.50%, 12/25/07, Series 93-10,
              Class PH.....................         455
   2,254    7.50%, 1/1/08, Pool #639656....       2,396
      55    6.50%, 2/1/08, Pool #251628....          58
      71    7.50%, 3/1/08, Pool #207194....          76
      70    6.50%, 5/1/08, Pool #50370.....          74
     960    6.50%, 5/25/08, Series 93-71...       1,014
   1,000    7.00%, 5/25/08, Series 93-68,
              Class PL.....................       1,090
     134    7.50%, 6/1/08, Pool #50786.....         144
   1,000    6.50%, 6/25/08, Series 93-78,
              Class H......................       1,064
     750    7.00%, 6/25/08, Series 93-101,
              Class PJ.....................         810
     289    6.25%, 7/25/08, Series 93-170,
              Class K......................         300
     322    6.50%, 8/1/08, Pool #251905....         341
   2,000    6.00%, 8/25/08, Series 93-154,
              Class H......................       2,124
     560    6.50%, 8/25/08, Series 93-134,
              Class H......................         610
   6,095    6.50%, 8/25/08, Series 93-129,
              Class H......................       6,482
   5,513    6.50%, 9/25/08, Series 95-13,
              Class D......................       5,844
      80    5.50%, 10/1/08, Pool #190082...          83
      36    7.00%, 10/1/08, Pool #326591...          38
      96    2.81%, 10/25/08, Series 93-196,
              Class FA*....................          95
     522    6.50%, 10/25/08, Series 95-13,
              Class K......................         548
       8    6.50%, 10/25/08, Series 93-192,
              Class KB.....................           8

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 26

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$     44    8.32%, 10/25/08, Series 93-192,
              Class SC, IF*................  $       46
     672    5.50%, 12/1/08, Pool #261154...         700
      27    13.24%, 12/25/08, Series
              93-231, Class SB, IF*........          30
       6    14.09%, 12/25/08, Series
              93-233, Class SC, IF*........           6
   1,478    5.50%, 1/1/09, Pool #190579....       1,539
     154    6.00%, 1/1/09, Pool #269001....         162
      82    6.00%, 1/1/09, Pool #328962....          87
      71    8.00%, 1/1/09, Pool #146934....          76
     181    8.00%, 1/1/09, Pool #149635....         195
     361    6.25%, 1/25/09, Series 94-12,
              Class C......................         378
   5,411    6.50%, 1/25/09, Series 94-7,
              Class PG.....................       5,736
     102    6.50%, 2/1/09, Pool #50987.....         108
      68    8.00%, 2/1/09, Pool #146937....          73
      23    4.00%, 2/25/09, Series 97-67,
              Class GA.....................          23
      74    6.50%, 2/25/09, Series 94-20,
              Class Z......................          78
     224    8.00%, 3/1/09, Pool #146936....         241
     642    6.00%, 3/25/09, Series 94-33,
              Class H......................         676
     385    6.50%, 3/25/09, Series 94-32,
              Class Z......................         405
     105    6.50%, 4/1/09, Pool #E00292....         112
      66    6.50%, 4/1/09, Pool #249872....          70
      71    6.00%, 5/1/09, Series B, Class
              1............................          73
     284    5.50%, 7/1/09, Pool #505932....         295
      51    7.50%, 8/1/09, Pool #250117....          54
      25    8.00%, 8/1/09, Pool #250104....          26
      49    7.50%, 8/15/09, Pool #100286...          52
      51    6.00%, 9/1/09, Pool #303032....          53

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    100    6.50%, 9/1/09, Pool #G10339....  $      106
   3,165    6.50%, 11/1/09, Pool #545105...       3,354
      89    9.50%, 12/1/09, Pool #426815...          95
      82    8.50%, 1/1/10, Pool #7.........          88
     148    7.50%, 2/1/10, Pool #330136....         157
     127    9.00%, 2/1/10, Pool #303133....         137
     181    8.00%, 5/1/10, Pool #328091....         193
     814    7.00%, 6/1/10, Pool #315928....         870
     273    8.50%, 6/1/10, Pool #174550....         292
     799    6.50%, 9/1/10, Pool #325479....         848
     616    6.50%, 10/1/10, Pool #250377...         654
     319    7.50%, 10/1/10, Pool #350045...         338
     349    7.00%, 11/1/10, Pool #250387...         373
      49    7.00%, 12/1/10, Pool #303945...          52
      70    7.50%, 12/1/10, Pool #313073...          75
      79    7.50%, 1/1/11, Pool #123083....          84
     443    7.50%, 2/1/11, Pool #303755....         474
     115    6.50%, 3/1/11, Pool #E77173....         122
      69    6.00%, 5/1/11, Pool #345650....          73
      79    7.50%, 5/1/11, Pool #313001....          84
     267    6.00%, 8/1/11, Pool #403114....         281
   1,208    8.50%, 11/1/11, Pool #313650...       1,324
   1,122    6.50%, 2/1/12, Pool #313301....       1,190
     870    7.50%, 2/1/12, Pool #693747....         932
      67    7.00%, 3/1/12, Pool #313429....          71
      90    9.00%, 3/1/12, Pool #457218....          94

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,233    7.50%, 3/18/12, Series 97-42,
              Class PB.....................  $    1,281
      30    6.50%, 7/18/12, Series 97-46,
              Class PN.....................          32
   1,703    7.00%, 7/25/12, Series 01-61,
              Class VA.....................       1,817
   1,702    5.50%, 11/25/12, Series 01-69,
              Class VA.....................       1,788
     179    6.00%, 2/1/13, Series 25, Class
              1............................         185
     263    6.50%, 3/25/13, Series 93-140,
              Class H......................         273
   1,449    6.50%, 4/1/13, Pool #425396....       1,539
     115    6.50%, 4/25/13, Series 99-19,
              Class TD.....................         118
     155    6.00%, 6/1/13, Pool #426767....         163
     109    8.00%, 6/1/13, Pool #76380.....         117
   2,355    6.50%, 6/25/13, Series 94-1,
              Class K......................       2,456
     364    6.50%, 9/1/13, Pool #251982....         387
     500    6.00%, 11/25/13, Series 93-220,
              Class PJ.....................         541
     297    5.00%, 12/1/13, Pool #452265...         304
      88    6.50%, 12/1/13, Pool #623537...          93
     172    7.00%, 12/1/13, Pool #263366...         183
      83    6.50%, 1/1/14, Pool #50848.....          87
     187    8.00%, 7/1/14, Pool #250109....         204
     382    6.00%, 8/1/14, Pool #623536....         401
   1,430    7.00%, 3/1/15, Pool #555187....       1,529
     198    7.00%, 6/1/15, Pool #623538....         212
     487    6.00%, 10/25/15, Series 01-7,
              Class PQ.....................         504
     246    8.00%, 11/1/15, Pool #535852...         264
     131    8.00%, 11/1/15, Pool #250457...         142
      47    7.00%, 4/1/16, Pool #342003....          49
     124    5.25%, 11/1/16, Pool #51729*...         128

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$     47    8.00%, 12/25/16, Series G-22,
              Class ZT.....................  $       51
      72    8.00%, 5/1/17, Pool #269331....          78
     580    6.00%, 7/1/17, Pool #659716....         604
      90    5.55%, 8/1/17, Pool #105093*...          92
     317    6.50%, 9/1/17, Pool #379129....         333
      70    9.25%, 4/25/18, Series 88-7,
              Class Z......................          78
     110    9.30%, 5/25/18, Series 88-13,
              Class C......................         120
      89    9.00%, 6/25/18, Series 88-15,
              Class A......................          98
     114    9.50%, 6/25/18, Series 88-16,
              Class B......................         127
     137    6.50%, 10/1/18, Pool #252023...         144
     148    3.41%, 1/1/19, Pool #70226*....         149
      65    8.80%, 1/25/19, Series 89-2,
              Class D......................          71
     292    3.14%, 3/1/19, Pool #116612*...         299
     217    6.90%, 6/25/19, Series 89-27,
              Class Y......................         230
      49    5.55%, 8/1/19, Pool #111366*...          50
      59    8.40%, 8/25/19, Series 89-54,
              Class E......................          64
      52    7.00%, 9/25/19, Series 89-66,
              Class J......................          55
      44    8.00%, 10/25/19, Series 89-70,
              Class G......................          48
   1,103    9.35%, 10/25/19, Series 89-72,
              Class E......................       1,238
     125    9.00%, 11/25/19, Series 89-89,
              Class H......................         139
      75    9.00%, 12/25/19, Series 89-96,
              Class H......................          83
      94    8.50%, 1/25/20, Series 90-97,
              Class B......................         102
      68    4.50%, 2/25/20, Series 90-12,
              Class G......................          70
   1,536    9.75%, 2/25/20, Series 90-19,
              Class G......................       1,721
   1,438    0.00%, 3/1/20, Series 108,
              Class 5, PO..................       1,316

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 28

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    197    7.00%, 5/25/20, Series 90-58,
              Class 4......................  $      211
     243    7.00%, 6/25/20, Series 90-61,
              Class H......................         261
      40    7.00%, 9/25/20, Series 90-109,
              Class J......................          43
     107    8.50%, 9/25/20, Series 90-106,
              Class J......................         118
     154    8.75%, 9/25/20, Series 90-111,
              Class Z......................         167
      63    7.00%, 10/25/20, Series 90-123,
              Class G......................          68
      57    8.95%, 10/25/20, Series 90-117,
              Class E......................          63
      70    7.00%, 11/25/20, Series 90-132,
              Class Z......................          74
   2,250    9.00%, 12/25/20, Series 90-137,
              Class X......................       2,498
      25    7.00%, 5/25/21, Series 91-53,
              Class J......................          27
      88    8.50%, 5/25/21, Series G-11,
              Class Z......................          97
      21    8.00%, 6/25/21, Series 92-171,
              Class ZD.....................          21
   1,023    7.00%, 9/25/21, Series 93-250,
              Class BZ.....................       1,036
     286    9.00%, 9/25/21, Series 91-130,
              Class C......................         317
     137    7.50%, 10/25/21, Series G-41,
              Class PT.....................         147
   1,478    8.50%, 4/25/22, Series 92-81,
              Class ZB.....................       1,592
      27    0.00%, 5/25/22, Series 92-96,
              Class B, PO..................          24
      87    7.00%, 7/25/22, Series G92-40,
              Class ZC.....................          93
     174    7.50%, 7/25/22, Series G92-35,
              Class E......................         187
     888    8.00%, 7/25/22, Series G92-44,
              Class ZQ.....................         973
      15    6.50%, 8/25/22, Series 94-44,
              Class H......................          15
   2,088    7.50%, 8/25/22, Series 92-138,
              Class G......................       2,196
     186    7.50%, 9/25/22, Series G92-54,
              Class ZQ.....................         202
      34    8.00%, 2/1/23, Pool #364544....          38
      17    9.00%, 2/1/23, Series 268,
              Class 2, IO..................           4

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    452    6.50%, 2/25/23, Series 93-122,
              Class C......................  $      458
      23    7.00%, 3/25/23, Series 93-247,
              Class Z......................          23
      99    6.50%, 6/25/23, Series 94-41,
              Class PJ.....................         102
     304    0.00%, 9/25/23, Series 93-125,
              Class G, PO..................         264
      65    0.00%, 9/25/23, Series G93-37,
              Class D, PO..................          64
       5    0.00%, 9/25/23, Series 93-205,
              Class D, PO..................           5
      45    11.47%, 9/25/23, Series 93-165,
              Class SN, IF*................          48
      47    0.00%, 11/25/23, Series 93-225,
              Class MC, PO.................          45
   3,114    6.90%, 11/25/23, Series 94-62,
              Class PH.....................       3,273
     904    6.15%, 12/25/23, Series 95-10,
              Class C......................         906
     113    10.00%, 2/1/24, Pool #479469...         127
      40    9.00%, 4/25/25, Series 95-W3,
              Class A......................          45
      88    7.51%, 5/1/25, Pool #326088....          90
      99    7.00%, 2/18/27, Series 97-55,
              Class B......................         106
     151    8.50%, 3/1/27, Pool #415460....         165
     213    6.63%, 6/1/27, Pool #409902....         215
     825    0.00%, 3/25/28, Series 01-4,
              Class EP, PO.................         811
     277    9.50%, 7/1/28, Pool #457268....         310
   1,150    9.00%, 2/1/31, Pool #573753....       1,254
                                             ----------
                                                105,736
                                             ----------
Freddie Mac (5.8%):
      23    6.00%, 3/15/04, Series 1688,
              Class Q......................          23
      25    9.00%, 12/1/05, Gold Pool
              #E00005......................          26
     126    8.50%, 1/1/06, Gold Pool
              #G10003......................         131
      19    9.00%, 1/1/06, Gold Pool
              #E00012......................          20

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    109    8.00%, 7/15/06, Series 1114,
              Class E......................  $      109
      83    8.25%, 8/1/06, Pool #25570.....          86
      22    5.50%, 9/1/06, Gold Pool
              #G40394......................          22
      51    8.00%, 10/1/06, Gold Pool
              #E00052......................          54
      85    7.50%, 11/15/06, Series 1170,
              Class H......................          85
      44    7.50%, 12/1/06, Gold Pool
              #E00070......................          46
     231    7.50%, 2/15/07, Series 1204,
              Class H......................         235
     211    7.00%, 3/1/07, Gold Pool
              #E34594......................         223
     529    7.00%, 3/15/07, Series 1211,
              Class L......................         545
      96    7.00%, 3/15/07, Series 1679,
              Class A......................          98
     170    7.00%, 4/1/07, Gold Pool
              #E00087......................         180
     205    7.50%, 4/1/07, Gold Pool
              #E00084......................         217
     861    8.00%, 6/1/07, Pool #260908....         904
   2,000    8.00%, 7/15/07, Series 1314,
              Class L......................       2,096
      88    7.50%, 8/1/07, Gold Pool
              #E00122......................          93
      70    0.00%, 8/15/07, Series 1338,
              Class Q, PO..................          69
      21    6.25%, 10/15/07, Series 1489,
              Class H......................          21
     202    12.56%, 10/15/07, Series 1386,
              Class E, IF*.................         217
     248    15.27%, 10/15/07, Series 1389,
              Class PS, IF*................         286
     261    7.50%, 11/1/07, Gold Pool
              #E00165......................         277
      54    7.50%, 11/1/07, Gold Pool
              #B70022......................          57
     207    2.82%, 11/15/07, Series 1417,
              Class FA*....................         204
     105    8.50%, 12/1/07, Pool #160034...         112
   1,800    7.00%, 12/15/07, Series 1445,
              Class L......................       1,910
     409    7.50%, 1/1/08, Gold Pool
              #E43606......................         436

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    117    8.50%, 1/1/08, Pool #160037....  $      126
     190    8.50%, 2/1/08, Pool #10133.....         194
      34    8.25%, 3/1/08, Pool #183500....          36
     175    6.00%, 4/15/08, Series 1601,
              Class PH.....................         179
      47    7.50%, 5/1/08, Pool #184286....          50
   2,381    6.50%, 5/15/08, Series 1539,
              Class PI.....................       2,482
      27    8.61%, 5/15/08, Series 1515,
              Class SA, IF*................          30
      94    6.00%, 7/1/08, Gold Pool
              #E00227......................          99
     482    7.50%, 7/1/08, Gold Pool
              #G10126......................         508
     880    14.25%, 7/15/08, Series 1550,
              Class SC, IF*................         984
     798    6.00%, 8/15/08, Series 1565,
              Class G......................         838
      73    16.13%, 8/15/08, Series 1575,
              Class SA, IF*................          82
      93    8.00%, 9/1/08, Pool #181387....          99
     142    6.50%, 9/15/08, Series 1580,
              Class P......................         150
      98    6.50%, 9/15/08, Series 1587,
              Class H......................         101
      90    6.50%, 10/1/08, Gold Pool
              #E00242......................          96
     535    6.50%, 10/15/08, Series 1655,
              Class HB.....................         553
   1,544    6.00%, 11/15/08, Series 1606,
              Class H......................       1,624
     600    6.00%, 11/15/08, Series 1612,
              Class PH.....................         641
      81    12.55%, 11/15/08, Series 1604,
              Class MB, IF*................          88
      71    13.20%, 11/15/08, Series 1612,
              Class SD, IF*................          77
     318    7.00%, 12/1/08, Gold Pool
              #E20065......................         340
      62    7.00%, 12/1/08, Gold Pool
              #G10569......................          66
   1,262    8.00%, 12/1/08, Pool #256638...       1,353
   1,200    6.00%, 12/15/08, Series 1626,
              Class PT.....................       1,276

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 30

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    366    6.00%, 12/15/08, Series 1693,
              Class H......................  $      380
      80    12.88%, 12/15/08, Series 1625,
              Class SG, IF*................          88
     127    5.50%, 1/1/09, Gold Pool
              #E55220......................         133
     124    8.00%, 1/1/09, Pool #181290....         132
     163    6.75%, 1/15/09, Series 1659,
              Class TZ.....................         174
     694    6.00%, 3/15/09, Series 1693,
              Class Z......................         698
   1,104    6.50%, 3/15/09, Series 1701,
              Class PH.....................       1,172
   1,805    8.75%, 5/1/09, Pool #555528....       1,929
      33    6.50%, 6/1/09, Gold Pool
              #E58931......................          35
   1,007    6.25%, 7/1/09, Gold Pool
              #E60034......................       1,059
     319    8.00%, 7/1/09, Pool #555130....         340
      48    6.00%, 8/1/09, Gold Pool
              #E60668......................          50
     546    7.50%, 8/1/09, Gold Pool
              #G10740......................         583
     149    8.25%, 8/1/09, Pool #182010....         161
     372    8.00%, 9/1/09, Gold Pool
              #G10263......................         398
   1,096    8.00%, 9/1/09, Pool #272191....       1,150
      84    9.00%, 9/1/09, Pool #181769....          91
      37    7.00%, 10/1/09, Pool #78855....          39
      36    8.50%, 11/1/09, Pool #181328...          39
     116    9.00%, 11/1/09, Pool #531725...         121
     223    8.00%, 1/1/10, Gold Pool
              #E00355......................         239
     676    8.00%, 2/1/10, Gold Pool
              #G10328......................         723
     100    8.00%, 4/1/10, Gold Pool
              #E00371......................         107
   1,241    8.50%, 5/1/10, Pool #E82420....       1,320
     674    8.00%, 6/1/10, Pool #282786....         717

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    118    8.50%, 7/1/10, Pool #181312....  $      128
     515    7.50%, 9/1/10, Gold Pool
              #E62448......................         550
     923    7.00%, 10/1/10, Gold Pool
              #E61709......................         985
      82    7.50%, 11/1/10, Pool #E00402...          88
     167    8.00%, 12/1/10, Pool #E62302...         178
     590    8.00%, 12/1/10, Pool #555014...         620
     221    8.25%, 1/1/11, Pool #251419....         235
     222    8.50%, 1/1/11, Pool #290543....         234
      99    6.50%, 2/1/11, Gold Pool
              #E62968......................         105
     117    6.50%, 4/15/11, Series 1838,
              Class H......................         123
      87    6.50%, 5/1/11, Gold Pool
              #E66451......................          92
   1,564    7.00%, 5/1/11, Gold Pool
              #E20241......................       1,668
      44    7.50%, 5/1/11, Pool #10579.....          47
     235    8.75%, 5/1/11, Pool #555068....         245
     154    6.00%, 6/1/11, Gold Pool
              #B50257......................         162
      88    7.50%, 6/1/11, Pool #E20246....          94
      76    7.50%, 8/1/11, Gold Pool
              #E00445......................          81
      40    7.50%, 11/1/11, Gold Pool
              #E00458......................          43
     302    7.00%, 1/1/12, Gold Pool
              #E00466......................         322
      18    8.00%, 1/1/12, Gold Pool
              #G10652......................          19
     183    7.45%, 2/15/12, Series 1931,
              Class Y......................         183
      34    6.00%, 4/15/12, Series 2100,
              Class GA.....................          34
     844    6.50%, 6/15/12, Series 2353,
              Class VA.....................         883
     500    7.00%, 4/15/13, Series 1702,
              Class TJ.....................         543
     809    8.00%, 6/1/13, Pool #555134....         837

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     45    6.50%, 7/1/13, Gold Pool
              #A01209......................  $       47
     329    2.08%, 12/15/13, Series 1641,
              Class FA.....................         332
   3,690    6.00%, 12/15/13, Series
              1688-J.......................       3,885
     323    8.00%, 6/1/14, Pool #548775....         344
   1,083    6.50%, 7/1/14, Gold Pool
              #E77962......................       1,147
     460    5.50%, 7/15/14, Series 2497,
              Class GD.....................         472
   1,404    5.50%, 5/15/15, Series 2497,
              Class UG.....................       1,433
     250    8.50%, 11/1/15, Gold Pool
              #D06775......................         261
     257    5.50%, 11/15/15, Series 2496,
              Class B......................         262
      74    7.50%, 10/1/16, Pool #G30055...          79
      68    7.50%, 4/1/17, Pool #289349....          73
     221    7.50%, 7/1/17, Gold Pool
              #C90179......................         238
     221    8.25%, 8/1/17, Pool #555147....         238
   2,349    7.50%, 7/1/18, Pool #30158.....       2,533
     107    8.00%, 12/1/18, Pool #306622...         116
     124    9.30%, 3/15/19, Series 2, Class
              Z............................         124
     990    8.00%, 5/1/19, Pool #555045....       1,024
     129    6.50%, 6/1/19, Pool #D93630....         135
      30    6.50%, 7/1/19, Gold Pool
              #D93769......................          32
     157    9.90%, 10/15/19, Series 17,
              Class I......................         157
     131    10.00%, 10/15/19, Series 16,
              Class D......................         132
      32    8.50%, 11/1/19, Pool #141856...          36
      76    9.25%, 11/15/19, Series 12,
              Class A......................          76
     131    9.50%, 2/15/20, Series 1559,
              Class VF.....................         131
     241    9.60%, 4/15/20, Series 23,
              Class F......................         241

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     60    9.00%, 10/15/20, Series 1807,
              Class G......................  $       65
      31    8.13%, 11/15/20, Series 81,
              Class A......................          31
      99    8.60%, 1/15/21, Series 85,
              Class C......................          99
     125    9.50%, 1/15/21, Series 99,
              Class Z......................         126
       0    1066.21%, 2/15/21, Series 1045,
              Class G, HB*.................           1
     101    6.50%, 3/15/21, Series 1056,
              Class KZ.....................         101
      42    7.00%, 3/15/21, Series 1053,
              Class G......................          42
     153    6.50%, 5/15/21, Series 1683,
              Class D......................         154
      46    8.50%, 5/15/21, Series 1074,
              Class H......................          48
     148    9.00%, 5/15/21, Series 1082,
              Class C......................         149
      60    8.50%, 6/15/21, Series 1087,
              Class I......................          62
     180    8.25%, 8/15/21, Series 1125,
              Class Z......................         181
      21    4.50%, 9/15/21, Series 159,
              Class H......................          21
      35    6.50%, 10/15/21, Series 189,
              Class D......................          35
     183    7.00%, 10/15/21, Series 1142,
              Class IA.....................         185
     152    6.50%, 11/15/21, Series 1173,
              Class E......................         157
      29    7.00%, 11/15/21, Series 1169,
              Class G......................          29
     622    6.25%, 4/15/22, Series 1610,
              Class PM.....................         640
      81    7.00%, 8/15/22, Series 1502,
              Class PZ.....................          82
     301    8.00%, 8/15/22, Series 1343,
              Class LA.....................         317
     102    2.57%, 11/15/22, Series 1424,
              Class F*.....................         100
     500    6.00%, 11/15/22, Series 1673,
              Class H......................         521
     131    6.25%, 11/15/22, Series 1614,
              Class J......................         133
   1,751    7.50%, 3/15/23, Series 1480,
              Class LZ.....................       1,867
   2,301    8.00%, 4/25/24, Series 31,
              Class Z......................       2,471

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 32

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,071    8.50%, 9/15/24, Series 1754,
              Class Z......................  $    1,160
   1,192    6.00%, 4/15/25, Series 2488,
              Class PM.....................       1,193
   2,110    8.50%, 4/15/25, Series 1779,
              Class Z......................       2,228
      40    3.18%, 9/1/25, Pool #846171*...          41
      20    5.52%, 10/1/25, Pool
              #325081*.....................          20
   1,513    6.00%, 12/15/25, Series 2484,
              Class PB.....................       1,518
   1,186    7.50%, 9/20/26, Series 56,
              Class Z......................       1,269
     599    3.56%, 1/1/27, Pool #611141*...         620
      34    6.31%, 1/1/27, Pool #786211*...          35
      21    3.37%, 10/1/27, Pool
              #374732*.....................          21
     727    3.60%, 12/1/27, Pool
              #846774*.....................         754
      42    5.75%, 4/15/29, Series 2420,
              Class EH.....................          42
     757    7.49%, 9/25/29, Series T-20,
              Class A6.....................         807
                                             ----------
                                                 72,104
                                             ----------
Government National Mortgage Assoc. (1.0%):
       1    8.00%, 6/15/05, Pool #28827....           1
       0    9.00%, 9/15/05, Pool #292569...           1
       7    9.00%, 10/15/05, Pool
              #292589......................           8
       1    8.00%, 7/15/06, Pool #307231...           1
       3    8.00%, 8/15/06, Pool #311166...           3
       9    8.00%, 9/15/06, Pool #311301...           9
      48    9.00%, 9/15/06, Pool #780270...          49
      23    8.00%, 10/15/06, Pool
              #316915......................          24
       9    8.00%, 11/15/06, Pool
              #311131......................           9
       4    8.00%, 11/15/06, Pool
              #315078......................           4

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$     14    8.00%, 11/15/06, Pool
              #316671......................  $       15
      21    8.00%, 11/15/06, Pool
              #312210......................          22
      12    8.00%, 11/15/06, Pool
              #313528......................          13
      33    8.00%, 12/15/06, Pool
              #311384......................          35
      40    8.00%, 2/15/07, Pool #316086...          43
     117    7.00%, 3/15/07, Pool #318474...         125
      13    8.00%, 3/15/07, Pool #318825...          14
      16    8.00%, 3/15/07, Pool #178684...          18
      15    8.00%, 4/15/07, Pool #316441...          16
      18    8.00%, 10/15/07, Pool
              #018954......................          19
      11    8.00%, 10/15/07, Pool
              #020981......................          12
       7    8.00%, 12/15/07, Pool
              #020290......................           7
      29    8.00%, 12/15/07, Pool
              #019083......................          31
      18    9.00%, 1/15/08, Pool #780182...          19
     234    6.50%, 7/15/08, Pool #364282...         250
      47    6.50%, 7/20/08, Pool #1287.....          50
     199    6.50%, 12/15/08, Pool
              #364290......................         213
      71    7.00%, 1/15/09, Pool #372773...          77
   1,062    6.50%, 7/15/09, Pool #780316...       1,135
     132    8.00%, 9/15/09, Pool #400089...         142
     572    9.00%, 9/15/09, Pool #780072...         625
     124    9.00%, 3/15/10, Pool #780457...         135
   2,463    6.00%, 12/20/14, Series 02-71,
              Class VJ.....................       2,562
      37    5.63%, 11/20/15, Pool #8080*...          38
      29    4.38%, 1/20/16, Pool #8092*....          29

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$     21    4.00%, 3/20/16, Pool #8110*....  $       22
      49    5.75%, 8/20/16, Pool #8150*....          50
      42    4.38%, 5/20/17, Pool #8224*....          42
      47    5.75%, 9/20/17, Pool #8263*....          48
      25    5.63%, 10/20/17, Pool #8276*...          25
      39    5.63%, 12/20/17, Pool #8293*...          40
      37    5.63%, 12/20/17, Pool #8296*...          38
      36    4.38%, 4/20/18, Pool #8342*....          37
      60    5.75%, 8/20/18, Pool #8393*....          61
     237    12.00%, 11/15/19, Pool
              #780149......................         273
     234    4.38%, 5/20/20, Pool #8642*....         239
     106    9.50%, 7/15/20, Pool #293363...         118
      67    4.38%, 5/20/21, Pool #8785*....          69
      16    6.25%, 8/20/21, Pool #8823*....          17
      69    4.38%, 3/20/22, Pool #8938*....          70
     218    9.50%, 3/15/23, Pool #780010...         245
      40    9.00%, 9/15/24, Pool #403964...          45
     202    9.50%, 12/15/24, Pool
              #780831......................         227
     156    8.50%, 3/20/25, Pool #1974.....         170
     122    8.50%, 4/15/25, Pool #780010...         135
     176    8.50%, 4/20/25, Pool #1989.....         191
     575    5.63%, 11/20/25, Pool #8746*...         592
   2,123    9.50%, 12/15/25, Pool
              #780965......................       2,378
     277    4.38%, 1/20/26, Pool #8790*....         281
     253    8.00%, 9/20/26, Pool #2285.....         275
      20    9.00%, 10/15/26, Pool
              #423946......................          22

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$     49    4.38%, 1/20/27, Pool #80033*...  $       49
      26    4.38%, 3/20/27, Pool #80053*...          26
     860    7.50%, 9/20/27, Series 97-12,
              Class D......................         904
      71    8.00%, 10/20/27, Pool #2499....          77
      28    8.00%, 12/20/27, Pool #2525....          30
      19    4.38%, 1/20/28, Pool #80152*...          19
      75    8.00%, 6/15/28, Pool #444095...          82
     183    7.50%, 9/20/28, Pool #2646.....         195
                                             ----------
                                                 12,846
                                             ----------
Total U.S. Government Agency Mortgages          190,686
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (8.6%):
Fannie Mae (4.5%):
  10,000    7.13%, 2/15/05.................      10,635
  25,000    7.00%, 7/15/05.................      27,019
  17,000    5.50%, 2/15/06.................      18,208
                                             ----------
                                                 55,862
                                             ----------
Federal Home Loan Bank (3.3%):
     500    5.50%, 2/10/04.................         502
     500    5.50%, 2/24/04.................         503
     100    5.59%, 3/30/04.................         101
  19,000    4.88%, 4/16/04.................      19,206
  15,500    4.75%, 6/28/04.................      15,772
     800    7.99%, 1/19/05.................         855
   3,000    2.38%, 2/15/06.................       3,020
     125    6.32%, 2/21/06, Series KK06....         136
     100    6.03%, 1/30/08, Series AJ08....         111
                                             ----------
                                                 40,206
                                             ----------
Freddie Mac (0.8%):
   5,000    3.88%, 2/15/05.................       5,137
   5,000    4.25%, 6/15/05.................       5,192
                                             ----------
                                                 10,329
                                             ----------
Total U.S. Government Agency Securities         106,397
                                             ----------
U.S. TREASURY OBLIGATIONS (44.1%):
U.S. Treasury Inflation Protected Bonds (0.8%):
   3,000    3.38%, 1/15/07.................       3,796
   1,000    3.63%, 1/15/08.................       1,267
   3,000    3.88%, 1/15/09.................       3,822
     850    4.25%, 1/15/10.................       1,087
                                             ----------
                                                  9,972
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 34

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (41.4%):
$ 10,000    7.25%, 8/15/04.................  $   10,382
  42,000    5.88%, 11/15/04................      43,696
  92,300    7.88%, 11/15/04................      97,610
  30,000    2.00%, 11/30/04................      30,224
   5,000    7.50%, 2/15/05.................       5,347
  10,000    6.75%, 5/15/05.................      10,723
  47,000    1.25%, 5/31/05.................      46,890
  30,000    1.13%, 6/30/05.................      29,849
  10,000    1.63%, 10/31/05................       9,988
  49,000    5.75%, 11/15/05................      52,625
   5,000    5.88%, 11/15/05................       5,382
   5,000    1.88%, 12/31/05................       5,005
 103,000    6.88%, 5/15/06.................     114,534
  28,000    7.00%, 7/15/06.................      31,372
   5,785    6.50%, 10/15/06................       6,446
   3,000    4.38%, 5/15/07.................       3,178
   5,800    10.38%, 11/15/09...............       6,250
                                             ----------
                                                509,501
                                             ----------

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (0.6%):
$  7,890    8/15/05........................  $    7,690
                                             ----------
U.S. Treasury Bonds (1.3%):
  15,000    4.63%, 5/15/06.................      15,902
                                             ----------
Total U.S. Treasury Obligations                 543,065
                                             ----------
INVESTMENT COMPANIES (0.0%):
       0    One Group Government Money
              Market Fund, Class I (d).....           0
                                             ----------
Total Investment Companies                            0
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (23.8%):
$293,866    Pool of various securities for
              One Group Bond
              Funds -- footnote 2
              (Securities Lending).........  $  293,866
                                             ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending             293,866
                                             ----------
Total (Cost $1,463,990) (a)                  $1,487,278
                                             ==========

------------
Percentages indicated are based on net assets of $1,232,560.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):


                   Unrealized appreciation......................  $24,189
                   Unrealized depreciation......................     (901)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $23,288
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Investment in affiliate.
Amounts shown as 0 rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
ASSET BACKED SECURITIES (2.9%):
 $ 1,953    Advanta Mortgage Loan Trust,
              Series 98-1, Class A5, 6.60%,
              3/25/28.......................  $    1,994
   2,000    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08......................       2,065
   3,000    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09.......................       3,115
   2,000    Americredit Automobile
              Receivables Trust, Series
              02-D, Class A4, 3.40%,
              4/13/09.......................       2,031
   1,000    Americredit Automobile
              Receivables Trust, Series
              03-BX, Class A4A, 2.72%,
              1/6/10........................       1,002
   1,300    Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08.......................       1,355
   1,000    Captial One Master Trust, Series
              01-5, Class A, 5.30%,
              6/15/09.......................       1,064
   2,350    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IA5, 6.86%, 1/25/32...........       2,422
   4,250    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class C2,
              6.95%, 2/18/14................       4,691
   1,665    CNH Equipment Trust, Series
              03-B, Class A4B, 3.38%,
              2/15/11.......................       1,672
   4,300    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32.....       4,597
   1,385    GE Capital Mortgage Services,
              Inc., Series 99-HE1, Class M,
              6.71%, 4/25/29................       1,408
     604    Green Tree Recreational,
              Equipment & Consulting, Series
              97-D, Class A1HE, 6.90%,
              3/15/29.......................         605
     780    Household Automotive Trust,
              Series 00-1, Class A4, 7.48%,
              12/18/06......................         800
   2,000    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)...................       2,281
   2,200    MBNA Master Credit Card Trust,
              Series 99-J, Class C, 7.85%,
              2/15/12 (b)...................       2,557
   1,250    MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 2.86%,
              6/15/12 (b)...................       1,308
   3,000    MBNA Master Credit Card Trust,
              Series 02-C1, Class C1, 6.80%,
              7/15/14 (b)...................       3,267

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   397    Merrill Lynch, Inc., Series
              144-S, 7.43%, 7/25/24.........  $      404
   2,000    Onyx Acceptance Auto Trust,
              Series 02-C, Class A4, 4.07%,
              4/15/09.......................       2,062
   3,670    Residential Asset Mortgage
              Products, Inc., Series 01-RS3,
              Class AI4, 6.29%, 10/25/31....       3,755
     978    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%,
              6/15/11 (b)...................         993
   4,250    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A3, 6.61%,
              2/15/15 (b)...................       4,351
     750    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08........................         785
   1,250    WFS Financial Owner Trust,
              Series 03-1, Class A3, 2.03%,
              8/20/07.......................       1,256
   1,000    WFS Financial Owner Trust,
              Series 03-2, Class A3, 1.76%,
              1/21/08.......................         999
   2,250    WFS Financial Owner Trust,
              Series 02-1, Class A4A, 4.87%,
              9/20/09.......................       2,350
   2,000    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10.......................       2,071
   2,000    WFS Financial Owner Trust,
              Series 03-2, Class A4, 2.41%,
              12/20/10......................       1,984
   2,455    WFS Financial Owner Trust,
              Series 03-4, Class A4, 3.15%,
              5/20/11.......................       2,469
                                              ----------
  Total Asset Backed Securities                   61,713
                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.3%):
     297    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.29%,
              7/25/09 (b) (c)...............          15
     175    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25................         175
   3,967    Citigroup Mortgage Loan Trust,
              Inc., 5.50%, 12/25/18.........       4,058
   4,465    Citigroup Mortgage Loan Trust,
              Inc., 7.00%, 9/25/33..........       4,693
      57    Collateralized Mortgage
              Securities Corp., Series 88-2,
              Class B, 8.80%, 4/20/19.......          57

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 36

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 3,512    Countrywide Alternative Loan
              Trust, Series 01-6, Class 2A4,
              7.00%, 7/25/31................  $    3,544
   1,500    Countrywide Alternative Loan
              Trust, Series 01-10, Class A5,
              6.75%, 12/25/31...............       1,585
   2,121    Countrywide Alternative Loan
              Trust, Series 01-12, Class A6,
              6.50%, 1/25/32................       2,128
   3,500    Countrywide Alternative Loan
              Trust, Series 02-2, Class A12,
              6.75%, 4/25/32................       3,583
   6,000    Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32................       6,337
   3,713    Countrywide Home Loans, Series
              03-J7, Class 4A3, 8.30%,
              8/25/18, IF*..................       3,638
     577    CS First Boston Mortgage
              Securities Corp., Series 97-2,
              Class A, 7.50%, 6/25/20 (b)...         594
      48    Headlands Mortgage Securities,
              Inc., Series 97-6, Class AII1,
              6.75%, 12/25/12...............          48
   1,684    Impac Secured Assets Common
              Owner Trust, Series 00-1,
              Class A8, 8.15%, 4/25/30......       1,700
   4,728    J.P. Morgan Commercial Mortgage
              Finance Corp., Series 96-C2,
              Class B, 6.80%, 11/25/27......       5,012
   2,000    J.P. Morgan Commerical Mortgage
              Finance Corp., Series 97-C4,
              Class B, 7.53%, 12/26/28......       2,234
   2,900    Master Asset Securitization
              Trust, Series 02-3, Class
              2A16, 6.50%, 7/25/32..........       3,032
   2,500    Master Asset Securitization
              Trust, Series 02-4, Class A19,
              6.50%, 8/25/32................       2,596
   5,000    Merrill Lynch Mortgage
              Investors, Inc., Series 97-C2,
              Class A2, 6.54%, 12/10/29.....       5,527
       0    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 2761.00%,
              4/20/21, HB, IF*..............          66
       0    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 3886.76%,
              7/20/21, HB, IF*..............          54
      58    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO..................          55

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 2,519    Mortgage Capital Funding, Inc.,
              Series 96-MC2, Class A3,
              7.01%, 9/20/06................  $    2,710
   1,148    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A5, 7.00%,
              4/25/33.......................       1,159
   2,601    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A1, 5.50%,
              5/25/33.......................       2,680
   4,685    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A2, 6.00%,
              5/25/33.......................       4,823
   1,645    Norwest Integrated Structured
              Assets, Inc., Series 00-1,
              Class 1A4, 7.50%, 3/25/30.....       1,682
       3    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18.....           4
   1,187    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08.....       1,186
   2,013    Prudential Home Mortgage
              Securities, Series 94-6, Class
              A9, 6.50%, 2/25/24............       2,010
   8,434    Residential Accredit Loans,
              Inc., Series 02-QS8, Class A5,
              6.25%, 6/25/17................       8,727
   3,673    Residential Accredit Loans,
              Inc., Series 02-QS16, Class
              A3, 14.28%, 10/25/17, IF*.....       3,975
   4,329    Residential Accredit Loans,
              Inc., Series 03-QS3, Class A8,
              6.48%, 2/25/18, IF, IO*.......         564
   3,797    Residential Accredit Loans,
              Inc., Series 03-QS3, Class A2,
              14.04%, 2/25/18, IF*..........       4,057
     592    Residential Accredit Loans,
              Inc., Series 96-QS3, Class
              AI-11, 7.75%, 6/25/26.........         591
   1,213    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              A4, 7.75%, 12/25/30...........       1,235
      93    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              NB4, 7.75%, 12/25/30..........          93
   2,381    Residential Accredit Loans,
              Inc., Series 02-QS6, Class
              A10, 6.50%, 5/25/32...........       2,418
   1,664    Residential Asset Securitization
              Trust, Series 00-A7, Class A3,
              8.00%, 11/25/30...............       1,670

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   607    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S8, Class A6, 6.00%,
              3/25/09.......................  $      627
   5,603    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S7, Class A17, 4.00%,
              5/25/33.......................       5,443
      88    Rural Housing Trust, Series
              87-1, Class 3B, 7.33%,
              4/1/26........................          88
   2,026    Structured Asset Securities
              Corp., Series 01-1, Class 1A8,
              6.85%, 2/25/31................       2,034
   1,022    Structured Mortgage Asset
              Residential Trust, Series
              93-2A, Class AE, 7.60%,
              3/25/09.......................       1,089
   4,000    The Equitable Life Assurance
              Society of the US, Series 174,
              Class A1, 7.24%,
              5/15/06 (b)...................       4,394
   4,861    Vendee Mortgage Trust, Series
              94-1, Class 1, 5.63%,
              2/15/24.......................       4,993
   5,083    Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26.......................       5,506
   1,822    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26.......................       1,939
   6,667    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27.......................       7,148
   2,000    Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27.......................       2,113
     792    Washington Mutual Mortgage
              Securities Corp., Series
              03-S10, Class A6, 0.00%,
              10/25/18, PO..................         618
   1,757    Washington Mutual Mortgage
              Securities Corp., Series 01-4,
              Class 1A4, 6.63%, 6/25/31.....       1,762
     821    Washington Mutual Mortgage
              Securities Corp., Series
              03-MS7, Class P, 0.00%,
              3/25/33, PO...................         669
   1,500    Washington Mutual Mortgage
              Securities Corp., Series
              03-AR7, Class A6, 3.03%,
              8/25/33.......................       1,454
   1,278    Wells Fargo Mortgage Backed
              Securities Trust, Series
              03-11, Class 1APO, 0.00%,
              10/25/18, PO..................       1,013
   2,000    Wells Fargo Mortgage Backed
              Securities Trust, Series
              03-13, Class A7, 4.50%,
              11/25/18......................       1,906
                                              ----------
  Total Collateralized Mortgage Obligations      133,111
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS (19.7%):
Aerospace & Defense (0.1%):
 $ 1,454    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 (b)...........  $    1,588
     700    General Dynamics Corp., 4.50%,
              8/15/10.......................         716
                                              ----------
                                                   2,304
                                              ----------
Airlines (0.7%):
   1,000    Continental Airlines, Inc.,
              Series 99-2, Class A2, 7.06%,
              9/15/09.......................       1,020
     281    Continental Airlines, Inc.,
              Series 99-2, Class A1, 7.26%,
              3/15/20.......................         285
   1,439    Delta Airlines, Inc., Series
              01-1, 6.62%, 3/18/11..........       1,458
   2,250    Delta Airlines, Inc., Series
              02-1, Class G2, 6.42%,
              7/2/12........................       2,413
     551    Northwest Airlines, Inc., Series
              01-1, Class B, 7.69%,
              4/1/17........................         458
     556    Northwest Airlines, Inc., Series
              01-1, Class A1, 7.04%,
              4/1/22........................         544
     689    Southwest Airlines Co., Series
              01-1, Class A1, 5.10%,
              5/1/06........................         718
   1,625    Southwest Airlines Co., Series
              A2, 5.50%, 11/1/06............       1,733
     600    United Airlines, Inc., Series
              00-1, Class A2, 7.73%,
              7/1/10........................         497
   1,669    United Airlines, Inc., Series
              00-2, Class A2, 7.19%,
              4/1/11........................       1,433
   2,471    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13........................       2,130
   2,581    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14........................       2,142
                                              ----------
                                                  14,831
                                              ----------
Automotive (0.4%):
   1,600    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05................       1,687
   2,000    Daimler Chrysler NA Holdings,
              4.75%, 1/15/08................       2,048
   4,000    Daimler Chrysler NA Holdings,
              4.05%, 6/4/08.................       3,977
   1,255    General Motors Corp., 7.20%,
              1/15/11.......................       1,382
                                              ----------
                                                   9,094
                                              ----------
Banking, Finance & Insurance (12.4%):
     200    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05................         215
     750    AIG International Lease Finance
              Corp., 5.88%, 5/1/13..........         792
     650    American General Finance Corp.,
              4.50%, 11/15/07...............         679

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 38

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   450    American General Finance Corp.,
              5.38%, 10/1/12................  $      465
     700    Ameritech Capital Funding,
              6.15%, 1/15/08................         770
   3,000    ASIF Global Financing XIX,
              4.90%, 1/17/13 (b)............       2,987
   3,000    ASIF Global Financing XX, 2.65%,
              1/17/06 (b)...................       3,034
   2,250    ASIF Global Financing XXIII,
              3.90%, 10/22/08 (b)...........       2,273
     300    Associates Corp., 6.63%,
              6/15/05.......................         321
   1,000    Associates Corp., 6.38%,
              11/15/05......................       1,089
   5,475    Associates Corp., 8.15%,
              8/1/09........................       6,600
   8,250    Bank of America Corp., 7.80%,
              2/15/10.......................       9,824
   2,000    Bank of America Corp., 7.40%,
              1/15/11.......................       2,349
   1,500    Bear Stearns Co., Inc., 6.25%,
              7/15/05.......................       1,600
   1,500    Boeing Capital Corp., 6.36%,
              7/15/05.......................       1,573
     750    Branch Banking & Trust, 4.88%,
              1/15/13.......................         750
   1,500    Capital One Bank, 8.25%,
              6/15/05.......................       1,623
     350    Capital One Bank, 5.75%,
              9/15/10.......................         371
   2,500    Chase Manhattan Corp., 7.13%,
              6/15/09.......................       2,874
     700    CIT Group Holdings, 6.63%,
              6/15/05.......................         748
     250    Citicorp, 6.75%, 8/15/05........         270
   1,000    Citigroup, Inc., 7.25%,
              10/1/10.......................       1,167
   1,000    Citigroup, Inc., 5.63%,
              8/27/12.......................       1,057
     200    Corporation Andina de Fomento
              California, 5.20%, 5/21/13....         200
   1,250    Countrywide Home Loans, 7.20%,
              10/30/06......................       1,395
   1,150    Countrywide Home Loans, 3.25%,
              5/21/08.......................       1,132
   8,100    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11......................       8,834
   2,000    Credit Suisse First Boston
              (USA), Inc., 5.50%, 8/15/13...       2,065
   1,000    First Union National, Inc.,
              7.80%, 8/18/10................       1,208
   5,000    Firstar Bank N.A., 7.13%,
              12/1/09.......................       5,769
   4,250    Ford Motor Credit Co., 6.13%,
              3/20/04.......................       4,289

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 6,750    Ford Motor Credit Co., 6.88%,
              2/1/06........................  $    7,208
   2,000    Ford Motor Credit Co., 5.80%,
              1/12/09.......................       2,062
   8,700    Ford Motor Credit Co., 7.38%,
              10/28/09......................       9,566
   5,080    Ford Motor Credit Co., 7.88%,
              6/15/10.......................       5,683
     266    GE Capital Corp., 7.88%,
              12/1/06.......................         305
   3,500    GE Capital Corp., 5.38%,
              3/15/07.......................       3,767
   2,100    GE Capital Corp., 4.25%,
              1/15/08.......................       2,174
   2,250    GE Capital Corp., 3.50%,
              5/1/08........................       2,255
   1,750    GE Capital Corp., 4.63%,
              9/15/09.......................       1,821
   2,550    GE Capital Corp., 6.13%,
              2/22/11.......................       2,809
   5,145    GE Capital Corp., 5.88%,
              2/15/12.......................       5,538
   6,000    GE Capital Corp., 6.00%,
              6/15/12.......................       6,518
   7,000    GMAC, 6.38%, 1/30/04............       7,025
   2,000    GMAC, 6.85%, 6/17/04............       2,047
   4,600    GMAC, 6.13%, 9/15/06............       4,926
     200    GMAC, 7.75%, 1/19/10............         227
   7,100    GMAC, 7.25%, 3/2/11.............       7,801
     500    Goldman Sachs Group LP, 7.35%,
              10/1/09.......................         584
   5,000    Goldman Sachs Group LP, 6.88%,
              1/15/11.......................       5,686
   1,900    Goldman Sachs Group LP, 6.60%,
              1/15/12.......................       2,127
   1,000    Goldman Sachs Group LP, 4.75%,
              7/15/13.......................         976
   2,100    Goldman Sachs Group LP, 5.25%,
              10/15/13......................       2,124
   1,290    Household Automotive Trust,
              Series 00-2, Class A4, 7.43%,
              4/17/07.......................       1,330
   1,500    Household Finance Corp., 7.20%,
              7/15/06.......................       1,669
   1,000    Household Finance Corp., 6.50%,
              11/15/08......................       1,116
   7,000    Household Finance Corp., 5.88%,
              2/1/09........................       7,610
   3,450    Household Finance Corp., 8.00%,
              7/15/10.......................       4,137
   2,235    Household Finance Corp., 6.75%,
              5/15/11.......................       2,520

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,000    Household Finance Corp., 6.38%,
              11/27/12......................  $    1,099
     100    Inter-American Development Bank,
              8.40%, 9/1/09.................         124
     875    International Lease Finance
              Corp., 4.50%, 5/1/08..........         904
   2,000    Jackson National Life Global,
              6.13%, 5/30/12 (b)............       2,139
   1,200    John Hancock Global Funding,
              7.90%, 7/2/10 (b).............       1,432
   2,250    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12................       2,543
   6,000    Liberty Mutual Insurance, 8.20%,
              5/4/07 (b)....................       6,578
   2,000    Marshall & Ilsley Corp., 5.75%,
              9/1/06........................       2,167
   1,630    Massmutual Global Funding,
              3.25%, 6/15/07................       1,648
   1,000    Merrill Lynch & Co., 3.38%,
              9/14/07.......................       1,014
   2,000    Merrill Lynch & Co., 3.70%,
              4/21/08.......................       2,015
   1,095    Met Life Global Funding I,
              5.20%, 9/18/13 (b)............       1,104
   4,000    Metropolitan Life Insurance Co.,
              7.00%, 11/1/05 (b)............       4,332
   1,500    MGIC Investment Corp., 6.00%,
              3/15/07.......................       1,614
     170    Midland Bank, 8.63%, 12/15/04...         181
   1,600    Monumental Global Funding,
              5.20%, 1/30/07 (b)............       1,708
   1,200    Morgan Stanley Dean Witter and
              Co., 4.25%, 5/15/10...........       1,200
   5,075    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11...........       5,750
   4,600    Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12............       5,146
   9,685    National Rural Utilities, 6.00%,
              5/15/06.......................      10,451
     600    Nationwide Financial Services,
              6.25%, 11/15/11...............         642
   2,500    New York Life Global Funding,
              5.38%, 9/15/13 (b)............       2,584
   1,000    Norwest Financial, Inc., 7.20%,
              4/1/04........................       1,014
   1,400    PHH Corp., 7.13%, 3/1/13........       1,571
   1,000    Popular North America, Inc.,
              Series E, 6.13%, 10/15/06.....       1,088

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,000    Popular North America, Inc.,
              4.25%, 4/1/08.................  $    1,019
     300    Principal Life Global Funding,
              6.13%, 3/1/06 (b).............         324
   1,000    Principal Life Global Funding,
              2.80%, 6/26/08 (b)............         968
   3,780    Principal Life Global Funding,
              6.25%, 2/15/12 (b)............       4,124
   1,300    SLM Corp., Series A, 5.38%,
              1/15/13.......................       1,336
   3,000    State Street Corp., 7.65%,
              6/15/10.......................       3,592
   1,130    Suntrust Bank, 6.38%, 4/1/11....       1,267
   1,000    Toyota Motor Credit Corp.,
              2.88%, 8/1/08.................         982
   2,400    Tyco Capital Corp., 6.50%,
              2/7/06........................       2,600
   5,000    U.S. Bancorp, 6.50%, 2/1/08.....       5,570
   3,500    Wachovia Corp., 4.95%, 11/1/06..       3,718
   1,000    Washington Mutual Bank, 6.88%,
              5/15/11.......................       1,150
   1,500    Washington Mutual Bank, 6.88%,
              6/15/11.......................       1,703
   3,100    Wells Fargo Bank, 7.55%,
              6/21/10.......................       3,679
     400    Wells Fargo Bank NA, 6.45%,
              2/1/11........................         450
                                              ----------
                                                 262,464
                                              ----------
Conglomerates (0.0%):
     750    Tyco International Group, 6.38%,
              10/15/11......................         805
                                              ----------
Ecological Services & Equipment (0.1%):
   2,250    Honeywell International, 5.13%,
              11/1/06.......................       2,410
                                              ----------
Energy (0.5%):
   1,150    Carolina Power and Light, 5.13%,
              9/15/13.......................       1,167
   2,700    Constellation Energy Group,
              6.35%, 4/1/07.................       2,956
   1,000    DTE Energy Co., 6.65%, 4/15/09..       1,117
   2,250    Duke Energy Corp., 4.20%,
              10/1/08.......................       2,263
   2,000    Duke Energy Corp., 5.63%,
              11/30/12......................       2,084
                                              ----------
                                                   9,587
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 40

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Governments (Foreign) (0.3%):
 $ 3,000    Province of Quebec, 5.75%,
              2/15/09.......................  $    3,284
   1,850    United Mexican States, 4.63%,
              10/8/08.......................       1,878
   1,370    United Mexican States, 6.38%,
              1/16/13.......................       1,425
                                              ----------
                                                   6,587
                                              ----------
Industrial Goods & Services (1.0%):
   5,000    Cox Radio, Inc., 6.38%,
              5/15/05.......................       5,262
   1,500    Dow Chemical, 6.13%, 2/1/11.....       1,616
   4,050    Enron Corp., 0.00%,
              7/1/05 (c)....................           0
   1,400    IBM Corp., 5.39%, 1/22/09.......       1,503
     700    International Paper Co., 6.50%,
              11/15/07......................         768
     645    International Paper Co., 4.25%,
              1/15/09.......................         648
   1,500    Kroger Co., 8.05%, 2/1/10.......       1,786
   4,000    Oracle Corp., 6.72%, 2/15/04....       4,024
   2,350    Phillips Petroleum Co., 8.75%,
              5/25/10.......................       2,939
   1,250    Tyco International Group, 6.75%,
              2/15/11.......................       1,372
     800    Weyerhaeuser Co., 6.13%,
              3/15/07.......................         868
     200    Weyerhaeuser Co., 6.75%,
              3/15/12.......................         219
                                              ----------
                                                  21,005
                                              ----------
Multimedia (0.4%):
   1,000    AOL Time Warner, Inc., 5.63%,
              5/1/05........................       1,047
   2,125    AOL Time Warner, Inc., 8.18%,
              8/15/07.......................       2,463
   1,400    AOL Time Warner, Inc., 7.48%,
              1/15/08.......................       1,582
   1,100    AOL Time Warner, Inc., 10.15%,
              5/1/12........................       1,471
   1,425    Comcast Cable Communications,
              8.13%, 5/1/04.................       1,453
     600    Comcast Corp., 5.50%, 3/15/11...         625
                                              ----------
                                                   8,641
                                              ----------
Real Estate (0.2%):
   2,750    EOP Operating LP, 6.75%,
              2/15/12.......................       3,042
     400    Harrah's Operating Co., Inc.,
              8.00%, 2/1/11.................         471
                                              ----------
                                                   3,513
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications (2.1%):
 $   524    AT&T Broadband Corp., 8.38%,
              3/15/13.......................  $      642
     750    AT&T Wireless Services, Inc.,
              7.50%, 5/1/07.................         842
   1,800    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11.................       2,086
   1,184    Bellsouth Telecommunications,
              6.30%, 12/15/15...............       1,300
   4,100    British Telecom PLC, 8.38%,
              12/15/10......................       4,997
     700    Cox Communications, Inc., 6.88%,
              6/15/05.......................         749
     900    Cox Communications, Inc., 7.75%,
              11/1/10.......................       1,074
   2,900    France Telecom, 9.00%, 3/1/11...       3,489
     100    Liberty Media Corp., 5.70%,
              5/15/13.......................         101
     870    New York Telephone Co., 6.00%,
              4/15/08.......................         942
   2,800    Nynex Capital Funding, 8.23%,
              10/15/09......................       3,358
     435    Nynex Corp., 9.55%, 5/1/10......         517
   1,250    Sprint Capital Corp., 7.13%,
              1/30/06.......................       1,353
   5,350    Sprint Capital Corp., 6.00%,
              1/15/07.......................       5,719
     900    Sprint Capital Corp., 8.38%,
              3/15/12.......................       1,053
   3,700    TCI Communications, Inc., 9.80%,
              2/1/12........................       4,834
   1,400    Telus Corp., 8.00%, 6/1/11......       1,640
   5,250    Verizon Global Funding Corp.,
              7.25%, 12/1/10................       6,054
   2,000    Verizon New England, Inc.,
              6.50%, 9/15/11................       2,208
   1,000    Verizon New York, Inc., 6.88%,
              4/1/12........................       1,109
                                              ----------
                                                  44,067
                                              ----------
Transportation & Shipping (0.3%):
   1,000    Burlington North Sante Fe,
              7.13%, 12/15/10...............       1,159
   4,566    Federal Express Corp., Series
              98-1A, 6.72%, 1/15/22.........       5,098
                                              ----------
                                                   6,257
                                              ----------
Utilities (1.1%):
     400    Alabama Power Co., 4.70%,
              12/1/10.......................         409
     800    American Electric Power Co.,
              Series A, 6.13%, 5/15/06......         863

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
 $ 5,000    Avon Energy Partners, 7.05%,
              12/11/07 (b)..................  $    4,788
     800    Dominion Resources, Inc., 2.80%,
              2/15/05.......................         809
   1,600    Dominion Resources, Inc., 6.25%,
              6/30/12.......................       1,739
   2,000    Exelon Generation Co., L.L.C.,
              6.95%, 6/15/11................       2,250
   1,032    National Rural Utilities, 7.30%,
              9/15/06.......................       1,155
   6,000    Ohio Power, 6.73%, 11/1/04......       6,255
   1,120    Ohio Valley Electric Co., 5.94%,
              2/12/06 (b)...................       1,201
   1,090    PSEG Power, 7.75%, 4/15/11......       1,285
   1,637    Ras Laffan Gas, 7.63%, 9/15/06
              (b)...........................       1,747
   1,300    Southern California Gas Co.,
              4.80%, 10/1/12................       1,310
      75    Virginia Electric & Power Co.,
              5.38%, 2/1/07.................          80
                                              ----------
                                                  23,891
                                              ----------
  Total Corporate Bonds                          415,456
                                              ----------
U.S. GOVERNMENT AGENCY MORTGAGES (46.6%):
Fannie Mae (16.1%):
       1    10.00%, 5/25/04, Series 89-26,
              Class D.......................           1
  10,151    6.88%, 9/1/05, Pool #73192......      10,691
       0    758.75%, 1/25/06, Series 91-4,
              Class N, HB...................           1
       0    908.75%, 3/25/06, Series 91-20,
              Class M, HB...................           0
   7,104    6.95%, 4/1/06, Pool #73429......       7,619
       0    1008.12%, 4/25/06, Series 91-33,
              Class J, HB*..................           1
     126    0.00%, 9/25/06, Series 96-46,
              Class PE, PO..................         123
      28    7.00%, 1/1/07, Pool #145771.....          30
     349    7.25%, 4/25/07, Series 92-44,
              Class K.......................         368
   1,000    6.50%, 2/25/08, Series 93-18,
              Class PK......................       1,081
     240    2.81%, 5/25/08, Series 93-72,
              Class F*......................         238
     952    0.00%, 9/25/08, Series 96-39,
              Class J, PO...................         901
     440    0.00%, 9/25/08, Series 96-20,
              Class L, PO...................         420
     305    13.04%, 9/25/08, Series 93-175,
              Class SA, IF*.................         336

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   433    18.30%, 9/25/08, Series 93-70,
              Class SE, IF*.................  $      474
     384    2.81%, 10/25/08, Series 93-196,
              Class FA*.....................         379
   2,002    12.91%, 10/25/08, Series 93-94,
              Class S, IF*..................       2,187
   1,028    0.00%, 12/25/08, Series 98-27,
              Class B, PO...................         979
     338    2.96%, 1/25/09, Series 94-12,
              Class FC*.....................         334
     223    6.50%, 2/25/09, Series 94-20,
              Class Z.......................         234
     983    6.50%, 2/25/09, Series 94-17,
              Class JB, IO..................         109
     311    17.21%, 2/25/09, Series 94-13,
              Class SK, IF*.................         345
     792    0.00%, 3/25/09, Series 96-24,
              Class E, PO...................         751
   2,330    6.00%, 3/25/09, Series 94-34,
              Class DZ......................       2,471
     108    6.50%, 3/25/09, Series 95-13,
              Class B.......................         111
     677    6.50%, 4/1/09, Pool #190830.....         717
     950    6.50%, 2/25/10, Series 94-40,
              Class VC......................       1,008
     214    7.00%, 6/1/10, Pool #312903.....         228
   4,019    6.50%, 11/25/10, Series 01-52,
              Class XM......................       4,303
     603    6.50%, 12/1/10, Pool #322598....         640
     145    6.50%, 4/1/11, Pool #337903.....         154
   2,436    6.50%, 12/25/11, Series 01-12,
              Class VC......................       2,483
   1,092    7.50%, 10/1/12, Pool #402982....       1,169
   1,482    8.00%, 11/1/12, Pool #535710....       1,588
   3,075    6.50%, 5/1/13, Pool #429707.....       3,262
     638    6.50%, 9/1/13, Pool #251982.....         677
   1,000    22.76%, 12/25/13, Series 93-225,
              Class SG, IF*.................       1,226
   1,759    6.00%, 5/25/14, Series 01-71,
              Class GU......................       1,854
     704    6.00%, 9/25/14, Series 01-71,
              Class QC......................         710
   2,185    5.50%, 4/25/15, Series 02-84,
              Class VB......................       2,216
   1,425    6.50%, 8/25/15, Series 01-61,
              Class VQ......................       1,501
   5,000    5.00%, 11/25/15, Series 02-74,
              Class PD......................       5,060
   5,000    6.00%, 12/25/15, Series 01-78,
              Class VB......................       5,262
     144    12.50%, 1/1/16, Pool #303306....         165

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 42

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 4,000    5.00%, 1/25/16, Series 02-74,
              Class LD......................  $    4,047
   3,500    6.00%, 3/25/16, Series 01-5,
              Class OW......................       3,748
   7,000    5.50%, 5/25/16, Series 02-61,
              Class PE......................       7,300
   2,000    6.00%, 8/15/16, Series 2344,
              Class QG......................       2,126
   1,234    5.00%, 12/1/16, Pool #615017....       1,261
   3,000    6.00%, 12/25/16, Series 01-71,
              Class MB......................       3,186
     191    6.00%, 12/25/16, Series G-22,
              Class G.......................         200
   5,250    6.00%, 12/25/16, Series 01-71,
              Class QE......................       5,585
  14,100    6.00%, 12/25/16, Series 01-74,
              Class MB......................      15,109
   3,798    6.50%, 12/25/16, Series 01-50,
              Class VB......................       4,000
   3,500    7.00%, 12/25/16, Series 01-61,
              Class VB......................       3,761
   3,000    6.00%, 2/25/17, Series 02-3,
              Class OG......................       3,184
   2,000    6.00%, 2/25/17, Series 02-2,
              Class UC......................       2,107
     970    6.50%, 3/1/17, Pool #627139.....       1,030
     250    1.63%, 3/25/17, Series 96-27,
              Class FA*.....................         252
      18    7.00%, 4/1/17, Pool #44696......          19
   6,100    5.50%, 4/25/17, Series 02-18,
              Class PC......................       6,403
   2,000    6.00%, 4/25/17, Series 02-24,
              Class AJ......................       2,135
   4,000    5.50%, 9/25/17, Series 02-56,
              Class UC......................       4,164
   1,743    6.50%, 10/1/17, Pool #667014....       1,851
   2,000    5.50%, 1/25/18, Series 02-94,
              Class BK......................       2,061
   1,000    6.50%, 2/25/18, Series 01-64,
              Class VB......................       1,025
   1,281    6.50%, 3/1/18, Pool #697121.....       1,359
      64    9.25%, 4/25/18, Series 88-7,
              Class Z.......................          72
     594    4.50%, 9/25/18, Series 03-81,
              Class ZT......................         596
     470    9.85%, 11/1/18, Series 97-77,
              Class M.......................         535
     825    4.50%, 11/25/18, Series 03-113,
              Class ZB......................         832
     315    9.50%, 12/1/18, Pool #426839....         356
     211    3.14%, 3/1/19, Pool #116612*....         216

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $    22    10.50%, 3/1/19, Series 50, Class
              2, IO.........................  $        5
      61    5.55%, 8/1/19, Pool #111366*....          62
     581    9.00%, 9/1/19, Pool #559423.....         649
     410    8.00%, 10/25/19, Series 89-70,
              Class G.......................         448
     122    8.50%, 11/25/19, Series 89-83,
              Class H.......................         134
     150    9.00%, 11/25/19, Series 89-89,
              Class H.......................         167
     179    9.40%, 11/25/19, Series 89-78,
              Class H.......................         201
      98    8.50%, 1/25/20, Series 90-97,
              Class B.......................         107
      57    8.80%, 1/25/20, Series 90-1,
              Class D.......................          64
      95    5.50%, 6/25/20, Series 90-60,
              Class K.......................          98
      74    9.50%, 6/25/20, Series 90-63,
              Class H.......................          83
      89    5.50%, 8/25/20, Series 90-93,
              Class G.......................          92
     385    6.50%, 8/25/20, Series 90-102,
              Class J.......................         403
       1    505.92%, 8/25/20, Series 90-94,
              Class H, HB*..................          13
       1    1118.04%, 8/25/20, Series 90-95,
              Class J, HB...................          16
     162    9.00%, 10/25/20, Series 90-120,
              Class H.......................         177
      38    19.91%, 11/25/20, Series 90-134,
              Class SC, IF*.................          48
       2    652.15%, 12/25/20, Series
              90-140, Class K, HB...........          30
       0    907.68%, 2/25/21, Series 91-7,
              Class K, HB*..................           2
      11    8.00%, 3/1/21, Pool #70825......          12
   2,000    7.00%, 3/25/21, Series 01-4,
              Class PC......................       2,184
     221    15.71%, 5/25/21, Series 91-42,
              Class S, IF*..................         249
     130    8.50%, 6/25/21, Series G-14,
              Class L.......................         139
     580    8.75%, 6/25/21, Series G-18,
              Class Z.......................         648
   1,861    6.50%, 9/25/21, Series 01-48,
              Class Z.......................       2,013
     407    8.75%, 10/25/21, Series G-35,
              Class M.......................         455
   3,000    6.50%, 2/25/22, Series 02-1,
              Class HC......................       3,172

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   698    3.91%, 3/25/22, Series 92-33,
              Class F*......................  $      708
       0    627.20%, 5/25/22, Series G92-
              27, Class SQ, HB, IF*.........          75
     932    5.50%, 6/25/22, Series 02-91,
              Class UH, IO..................         128
     115    7.00%, 7/25/22, Series G92-42,
              Class Z.......................         124
   1,815    7.50%, 7/25/22, Series G92-35,
              Class E.......................       1,953
   2,683    8.00%, 7/25/22, Series G92-44,
              Class ZQ......................       2,941
     605    6.50%, 8/25/22, Series 96-59,
              Class J.......................         641
     653    0.00%, 9/25/22, Series 97-70,
              Class PO, PO..................         648
     253    5.50%, 9/25/22, Series 92-143,
              Class MA......................         265
   1,858    7.50%, 9/25/22, Series G92-54,
              Class ZQ......................       2,022
     328    7.50%, 11/1/22, Pool #189190....         353
     855    9.29%, 12/25/22, Series 93-225,
              Class VO, IF*.................         873
     415    6.50%, 2/25/23, Series 93-5,
              Class Z.......................         442
      73    0.00%, 3/25/23, Series 98-28,
              Class ED, PO..................          73
   4,778    6.00%, 3/25/23, Series 93-41,
              Class PH......................       4,972
   5,142    7.00%, 3/25/23, Series 93-37,
              Class PX......................       5,566
   1,446    7.50%, 3/25/23, Series 93-25,
              Class J.......................       1,565
     164    7.50%, 4/1/23, Series 218, Class
              2, IO.........................          31
     170    0.00%, 4/25/23, Series 98-4,
              Class C, PO...................         151
   1,684    7.00%, 4/25/23, Series 93-54,
              Class Z.......................       1,833
     737    16.08%, 4/25/23, Series 93-62,
              Class SA, IF*.................         856
  10,445    0.00%, 6/25/23, Series 93-257,
              Class C, PO...................       9,521
   2,000    5.00%, 6/25/23, Series 03-83,
              Class PG......................       1,953
  12,782    6.53%, 6/25/23, Series 03-80,
              Class SY, IO, IF*.............       1,832
     956    6.50%, 7/25/23, Series 93-122,
              Class M.......................         996
   3,245    6.50%, 7/25/23, Series 96-59,
              Class K.......................       3,460

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 4,000    6.57%, 8/25/23, Series 96-14,
              Class SE, IF, IO*.............  $      729
     933    6.50%, 9/25/23, Series 93-178,
              Class PK......................         981
     318    10.81%, 9/25/23, Series 93-165,
              Class SD, IF*.................         335
  10,000    6.50%, 10/25/23, Series 93-189,
              Class PL......................      10,675
   5,000    6.50%, 10/25/23, Series 93-183,
              Class KA......................       5,414
     145    0.00%, 11/25/23, Series 94-9,
              Class E, PO...................         130
   1,500    7.40%, 11/25/23, Series 03-106,
              Class US, IF*.................       1,214
   2,424    6.75%, 12/25/23, Series 94-55,
              Class G.......................       2,508
   4,019    7.00%, 12/25/23, Series 93-250,
              Class Z.......................       4,304
   2,144    22.56%, 12/25/23, Series 93-247,
              Class SA, IF*.................       2,714
     219    10.00%, 2/1/24, Pool #479469....         246
     170    8.00%, 5/1/24, Pool #250066.....         185
     302    8.50%, 7/1/24, Pool #250103.....         330
     205    7.50%, 10/1/24, Pool #303031....         220
     522    8.80%, 1/25/25, Series G95-1,
              Class C.......................         581
      26    7.50%, 5/1/25, Pool #293928.....          28
      39    7.50%, 5/1/25, Pool #311810.....          42
      46    8.50%, 5/1/25, Pool #308499.....          50
      43    8.50%, 6/1/25, Pool #315277.....          47
     286    7.00%, 7/1/25, Pool #290387.....         303
     311    7.00%, 7/1/25, Pool #312931.....         331
   2,000    6.50%, 11/25/25, Series 02-36,
              Class PE......................       2,020
   2,500    7.00%, 1/25/26, Series 96-32,
              Class PH......................       2,637
      63    9.00%, 4/1/26, Pool #446278.....          71
     123    5.11%, 6/1/26, Pool #341503*....         128
      34    7.50%, 8/18/26, Series 97-29,
              Class PL, IO..................           0
      93    8.50%, 11/1/26, Pool #411183....         101
   2,523    1.84%, 3/25/27, Series 97-20,
              Class IB, IO..................         176
   2,966    1.84%, 3/25/27, Series 97-20,
              Class IO, IO..................         210
   1,834    7.50%, 4/18/27, Series 97-27,
              Class J.......................       1,975
   1,587    7.50%, 4/20/27, Series 97-29,
              Class J.......................       1,690
   3,128    7.50%, 5/20/27, Series 97-39,
              Class PD......................       3,340

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 44

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,019    8.00%, 6/1/27, Pool #695533.....  $    1,110
     443    6.50%, 6/25/27, Series 00-16,
              Class PC......................         448
   1,362    8.50%, 8/1/27, Pool #253605.....       1,490
     485    3.65%, 9/1/27, Pool #54844*.....         489
     356    7.00%, 9/1/27, Pool #313687.....         377
   1,340    7.00%, 12/18/27, Series 97-81,
              Class PL, IO..................         247
   2,523    6.00%, 3/25/28, Series 02-59,
              Class AC......................       2,617
   2,643    6.00%, 7/18/28, Series 98-36,
              Class ZB......................       2,735
     552    4.09%, 3/1/29, Pool #303532*....         558
   1,314    6.50%, 3/1/29, Pool #252409.....       1,390
   1,700    6.00%, 7/25/29, Series 01-80,
              Class PE......................       1,780
   3,000    6.00%, 7/25/29, Series 02-W5,
              Class A6......................       3,110
     348    8.50%, 2/1/30, Pool #566784.....         380
   2,777    6.98%, 2/25/30, Series 01-53,
              Class TS, IF, IO*.............          57
   4,021    7.50%, 2/25/30, Series 00-2,
              Class ZE......................       4,443
   5,000    6.25%, 8/25/30, Series 02-W5,
              Class A7......................       5,228
   5,437    6.98%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*............         394
     722    9.00%, 12/1/30, Pool #649940....         806
   6,500    6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................       1,540
   2,293    6.50%, 8/1/31, Pool #598559.....       2,426
   4,000    7.00%, 8/25/31, Series 01-36,
              Class DE......................       4,246
   1,745    6.50%, 9/25/31, Series 01-49,
              Class Z.......................       1,827
   2,000    7.00%, 9/25/31, Series 01-44,
              Class PD......................       2,107
   1,762    19.59%, 10/25/31, Series 03-52,
              Class SX, IF*.................       2,187
   8,100    6.00%, 11/25/31, Series 02-74,
              Class VB......................       8,485
   1,118    0.00%, 1/25/32, Series 01-81,
              Class LO, PO..................         905
   2,079    21.55%, 2/25/32, Series 02-1,
              Class SA, IF*.................       2,473
   2,628    6.84%, 3/15/32, Series 2450,
              Class SW, IF, IO*.............         244
   2,500    6.50%, 4/25/32, Series 02-21,
              Class PE......................       2,647
   1,820    6.50%, 4/25/32, Series 02-59,
              Class VA......................       1,902

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 4,000    6.50%, 4/25/32, Series 02-59,
              Class VB......................  $    4,219
   2,000    6.50%, 5/25/32, Series 02-28,
              Class PK......................       2,125
   4,432    6.50%, 6/25/32, Series 02-37,
              Class Z.......................       4,673
   1,163    7.00%, 8/1/32, Pool #649624.....       1,238
   1,475    0.00%, 12/1/32, Series 329,
              Class 1, PO...................       1,165
   2,074    6.00%, 12/1/32, Pool #675555....       2,146
     151    13.70%, 1/25/33, Series 02-95,
              Class S IF*...................         152
     141    13.70%, 1/25/33, Series 02-95,
              Class SJ, IF*.................         141
   1,877    6.00%, 3/1/33, Pool #674349.....       1,942
     802    6.00%, 3/25/33, Series 03-34,
              Class GB......................         801
     158    5.72%, 5/25/33, Series 03-39,
              Class SA, IF*.................         156
   1,416    6.00%, 5/25/33, Series 03-39,
              Class IO, IO..................         240
   1,503    6.00%, 5/25/33, Series 03-34,
              Class GE......................       1,529
   2,000    5.75%, 6/25/33, Series 03-47,
              Class PE......................       1,905
     522    4.68%, 7/25/33, Series 03-66,
              Class SK, IF*.................         483
     911    10.95%, 7/25/33, Series 03-64,
              Class SX, IF*.................         760
   3,338    5.98%, 8/25/33, Series 03-71,
              Class DS, IF*.................       2,731
     984    10.64%, 9/25/33, Series 03-91,
              Class SD*.....................         973
  23,117    6.48%, 11/25/33, Series 03-116,
              Class SB*.....................       2,171
   1,725    6.50%, 10/25/42, Series 03-W4,
              Class 2A......................       1,834
   1,000    4.75%, 12/25/42, Series 03-W8,
              Class 1A3.....................       1,022
   6,308    6.50%, 12/25/42, Series 03-W1,
              Class 1A1.....................       6,703
                                              ----------
                                                 340,052
                                              ----------
Freddie Mac (22.2%):
     223    6.46%, 9/15/04, Series 1982,
              Class SB, IF, IO*.............           4
      82    6.50%, 10/1/04, Gold Pool
              #M80495.......................          84
       1    1008.12%, 5/15/06, Series 1072,
              Class A, HB*..................           1

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $     0    1008.12%, 6/15/06, Series 1098,
              Class M, HB*..................  $        0
       4    8.00%, 4/1/07, Pool #160022.....           4
       1    981.87%, 6/15/07, Series 1298,
              Class L, HB...................           8
   1,639    4.50%, 11/15/07, Series 1404,
              Class FA......................       1,675
     570    7.00%, 1/15/08, Series 1473,
              Class HA......................         587
     242    7.81%, 2/15/08, Series 1465,
              Class SA, IF, IO*.............          19
     153    3.56%, 5/15/08, Series 1506,
              Class F*......................         154
     462    3.61%, 5/15/08, Series 1513,
              Class AG*.....................         470
   3,000    6.50%, 5/15/08, Series 1512,
              Class J.......................       3,189
   1,438    6.50%, 5/15/08, Series 1513,
              Class N.......................       1,525
     356    7.31%, 5/15/08, Series 1506,
              Class SD,wIF, IO*.............          28
      26    16.63%, 5/15/08, Series 1506,
              Class S, IF*..................          30
     565    6.00%, 7/15/08, Series 1708,
              Class D.......................         575
     454    8.50%, 7/15/08, Series 1549,
              Class K.......................         487
     742    12.13%, 7/15/08, Series 1544,
              Class J, IF*..................         807
     106    7.50%, 8/1/08, Gold Pool
              #G10117.......................         113
   1,084    0.00%, 8/15/08, Series 1900,
              Class T, PO...................       1,035
     876    5.00%, 9/15/08, Series 1586,
              Class M.......................         902
     511    0.00%, 10/15/08, Series 1967,
              Class PC, PO..................         492
     431    8.60%, 10/15/08, Series 1600,
              Class SC, IF*.................         464
   3,958    15.91%, 10/15/08, Series 1587,
              Class SL, IF*.................       4,629
     545    12.91%, 11/15/08, Series 1604,
              Class SA, IF*.................         595
     995    17.94%, 11/15/08, Series 1606,
              Class SC, IF*.................       1,138
      37    3.01%, 12/15/08, Series 1647,
              Class FB*.....................          37
  13,373    6.00%, 12/15/08, Series 1624,
              Class KZ......................      14,168
     477    8.50%, 12/15/08, Series 1625,
              Class SD, IF*.................         502

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    41    12.98%, 12/15/08, Series 1647,
              Class SB, IF*.................  $       42
     226    17.41%, 12/15/08, Series 2017,
              Class SE, IF*.................         258
     817    6.50%, 1/15/09, Series 1660,
              Class P.......................         823
     113    0.00%, 2/15/09, Series 1679,
              Class N, PO...................         113
   2,000    5.50%, 2/15/09, Series 2410,
              Class HC......................       2,074
     264    12.08%, 2/15/09, Series 1796,
              Class S, IF*..................         271
   1,369    14.16%, 2/15/09, Series 2412,
              Class SE......................       1,502
     738    10.18%, 3/15/09, Series 1698,
              Class SC, IF*.................         800
   1,010    7.50%, 8/1/09, Gold Pool
              #G10740.......................       1,079
     962    6.00%, 9/15/09, Series 2097,
              Class PV......................       1,018
     315    8.50%, 1/1/10, Gold Pool
              #G10305.......................         344
     166    8.50%, 1/1/10, Gold Pool
              #E00356.......................         182
      26    7.00%, 8/1/10, Gold Pool
              #E20187.......................          28
     781    6.50%, 8/15/10, Series 2324,
              Class PN......................         815
     378    7.00%, 9/1/10, Gold Pool
              #E00393.......................         403
     258    7.50%, 9/1/10, Gold Pool
              #E62448.......................         275
     289    7.50%, 7/1/11, Gold Pool
              #E20253.......................         309
     844    7.00%, 9/1/12, Gold Pool
              #E00506.......................         901
   2,796    6.00%, 10/15/12, Series 2391,
              Class VQ......................       2,987
   1,086    6.50%, 10/15/12, Series 2401,
              Class VE......................       1,104
   3,434    6.30%, 1/15/13, Series 2025,
              Class PE......................       3,639
   1,780    6.50%, 2/15/13, Series 2444,
              Class VG......................       1,821
   2,775    5.50%, 10/15/13, Series 2527,
              Class VU......................       2,875
   3,788    6.25%, 10/15/13, Series 1607,
              Class H.......................       4,049
      49    6.50%, 12/1/13, Gold Pool
              #C90043.......................          52

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 46

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   800    6.00%, 12/15/13, Series 2102,
              Class TC......................  $      857
   2,865    6.00%, 2/15/14, Series 2594,
              Class VP......................       3,031
   6,688    6.00%, 3/15/14, Series 2594,
              Class VA......................       7,071
   2,000    6.50%, 5/15/14, Series 2312,
              Class KV......................       2,090
     122    7.00%, 5/15/14, Series 2299,
              Class G.......................         122
   1,702    6.00%, 7/15/14, Series 2405,
              Class PC......................       1,730
     560    7.50%, 10/1/14, Gold Pool
              #G11169.......................         598
   3,500    5.50%, 5/15/15, Series 2391,
              Class QE......................       3,631
     159    12.00%, 8/1/15, Pool #170269....         179
   8,927    6.50%, 9/15/15, Series 2353,
              Class PC......................       9,149
   1,469    6.50%, 10/15/15, Series 2454,
              Class VB......................       1,545
     428    8.50%, 11/15/15, Series 2496,
              Class LD......................         443
   5,000    5.50%, 12/15/15, Series 2500,
              Class GD......................       5,211
     666    6.50%, 12/15/15, Series 2054,
              Class VB......................         667
   5,000    5.50%, 2/15/16, Series 2500,
              Class TD......................       5,215
   5,000    5.50%, 6/15/16, Series 2498,
              Class UD......................       5,224
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ......................       3,218
   3,000    6.00%, 9/15/16, Series 2360,
              Class PG......................       3,180
   2,000    6.00%, 9/15/16, Series 2355,
              Class BP......................       2,128
  13,000    6.00%, 9/15/16, Series 2353,
              Class TD......................      13,904
   2,000    6.00%, 10/15/16, Series 2366,
              Class MD......................       2,128
   3,500    6.50%, 10/15/16, Series 2349,
              Class NW......................       3,718
   3,000    6.50%, 11/15/16, Series 2369,
              Class VB......................       3,116
   2,500    5.50%, 12/15/16, Series 2391,
              Class QR......................       2,610
     924    6.50%, 5/1/17, Pool #89523......         979
     725    5.50%, 6/1/17, Gold Pool
              #E01173.......................         752

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,100    5.50%, 12/15/17, Series 2537,
              Class TE......................  $    2,171
   3,000    6.50%, 12/15/17, Series 2357,
              Class VX......................       3,163
   1,004    6.00%, 4/1/18, Gold Pool
              #E01403.......................       1,054
   5,000    6.50%, 4/15/18, Series 2461,
              Class VB......................       5,242
   7,204    4.00%, 5/15/18, Series 2643,
              Class KG......................       7,374
   2,000    4.50%, 5/15/18, Series 2617,
              Class GR......................       1,882
   2,850    6.50%, 5/15/18, Series 2056,
              Class TD......................       3,047
   2,445    4.00%, 8/1/18, Pool #E01424.....       2,392
   2,500    4.00%, 9/15/18, Series 2675,
              Class CK......................       2,278
  10,000    6.00%, 1/15/19, Series 2367,
              Class VD......................      10,455
      65    12.00%, 7/1/19, Pool #555238....          74
   2,000    6.00%, 7/15/19, Series 2435,
              Class VH......................       2,056
     311    9.50%, 7/15/19, Series 11, Class
              D.............................         312
   2,000    6.50%, 3/15/20, Series 2347,
              Class VP......................       2,107
       6    84.00%, 5/15/20, Series 41,
              Class I, HB...................           6
   2,000    6.50%, 6/15/20, Series 2362,
              Class PD......................       2,057
      67    10.00%, 6/15/20, Series 47,
              Class F.......................          68
      57    8.00%, 7/1/20, Gold Pool
              #A01047.......................          63
   2,000    6.00%, 8/15/20, Series 2594,
              Class VQ......................       2,056
     151    7.80%, 9/15/20, Series 46, Class
              B.............................         155
      90    9.00%, 10/15/20, Series 1807,
              Class G.......................          98
   2,000    6.00%, 12/15/20, Series 2392,
              Class PV......................       2,089
     635    6.95%, 1/15/21, Series 114,
              Class H.......................         636
       2    8.60%, 1/15/21, Series 85, Class
              C.............................           2
     129    9.50%, 1/15/21, Series 99, Class
              Z.............................         129
      45    0.04%, 5/15/21, Series 1079,
              Class S, IF*..................          46

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    39    0.11%, 5/15/21, Series 1084,
              Class S, IF*..................  $       44
      56    2.14%, 5/15/21, Series 1084,
              Class F*......................          56
     236    8.50%, 9/15/21, Series 1144,
              Class KB......................         236
   2,762    5.00%, 10/15/21, Series 2619,
              Class IM, IO..................         313
   9,121    6.49%, 10/15/21, Series 2611,
              Class SH, IF, IO*.............         977
       1    1182.96%, 11/15/21, Series 1172,
              Class L, HB*..................           4
       4    1052.76%, 1/15/22, Series 1196,
              Class B, HB*..................          23
   9,074    8.00%, 2/15/22, Series 1212,
              Class IZ......................       9,595
     560    7.00%, 3/15/22, Series 1206,
              Class LA......................         586
       3    7.00%, 4/1/22, Gold Pool
              #D17768.......................           3
     363    7.00%, 5/15/22, Series 1250,
              Class J.......................         372
     902    8.00%, 8/15/22, Series 1343,
              Class LA......................         952
     112    6.50%, 8/25/22, Series 8, Class
              J.............................         112
   2,001    2.50%, 9/15/22, Series 1591,
              Class FH*.....................       2,007
   3,000    5.50%, 10/15/22, Series 2512,
              Class PG......................       3,002
   1,863    6.50%, 11/1/22, Pool #G30234....       1,956
   1,000    5.00%, 11/15/22, Series 2672,
              Class ME......................         976
     839    6.00%, 12/1/22, Pool #C90600....         872
      13    1.84%, 12/15/22, Series 1483,
              Class FB*.....................          13
   1,500    5.50%, 12/15/22, Series 2535,
              Class BK......................       1,553
   1,335    1.87%, 1/15/23, Series 1603,
              Class IF*.....................       1,339
      55    2.91%, 2/15/23, Series 1470,
              Class F*......................          54
   4,461    7.50%, 2/15/23, Series 1466,
              Class PZ......................       4,758
     511    3.71%, 4/15/23, Series 1672,
              Class FB*.....................         510
   1,500    7.50%, 4/15/23, Series 1491,
              Class I.......................       1,611
   1,800    5.00%, 5/15/23, Series 1798,
              Class F.......................       1,848
   1,633    7.99%, 5/15/23, Series 1518,
              Class G, IF*..................       1,648

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $     1    1651.68%, 5/15/23, Series 204,
              Class E, HB, IF*..............  $       15
     562    3.86%, 6/15/23, Series 1665,
              Class FA*.....................         567
   1,143    3.66%, 7/15/23, Series 1541,
              Class O*......................       1,145
   2,500    6.50%, 7/15/23, Series 1558,
              Class D.......................       2,660
   1,672    2.38%, 8/15/23, Series 1611,
              Class JA*.....................       1,720
   1,525    18.12%, 8/15/23, Series 1611,
              Class JB, IF*.................       1,722
     455    6.25%, 9/15/23, Series 1589,
              Class Z.......................         459
   1,500    6.50%, 9/15/23, Series 1608,
              Class L.......................       1,612
   1,313    9.67%, 10/15/23, Series 1689,
              Class SD, IF*.................       1,367
      70    18.89%, 10/15/23, Series 1602,
              Class SA, IF*.................          72
     168    6.00%, 11/15/23, Series 1685,
              Class Z.......................         171
   1,799    14.76%, 11/15/23, Series 1609,
              Class LG, IF*.................       2,037
   1,127    6.25%, 11/25/23, Series 24,
              Class ZE......................       1,191
   1,000    6.50%, 12/15/23, Series 2283,
              Class K.......................       1,081
   5,699    6.50%, 1/15/24, Series 2345,
              Class PV......................       5,956
     618    0.00%, 2/15/24, Series 1700,
              Class GA, PO..................         569
     432    7.00%, 2/15/24, Series 1670,
              Class L.......................         436
   2,000    7.00%, 3/15/24, Series 1706,
              Class K.......................       2,163
     512    22.86%, 3/15/24, Series 2033,
              Class SN, IF, IO*.............         185
     862    0.00%, 5/15/24, Series 2306,
              Class K, PO...................         766
   2,098    6.24%, 5/15/24, Series 2306,
              Class SE, IF, IO*.............         269
     193    8.00%, 8/1/24, Gold Pool
              #G00245.......................         210
     942    7.50%, 8/15/24, Series 1745,
              Class D.......................         990
     168    8.00%, 11/1/24, Gold Pool
              #C00376.......................         183
   2,874    18.11%, 2/15/25, Series 2656,
              Class SH, IF*.................       3,025

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 48

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   272    7.50%, 8/1/25, Gold Pool
              #C00414.......................  $      294
     411    7.00%, 4/1/26, Gold Pool
              #C00452.......................         436
     100    6.98%, 7/1/26, Pool #785618*....         102
   1,538    3.56%, 1/1/27, Pool #611141*....       1,592
   7,038    7.50%, 1/15/27, Series 1927,
              Class PH......................       7,571
   3,659    6.00%, 5/15/27, Series 1981,
              Class Z.......................       3,763
   1,388    7.50%, 9/15/27, Series 1987,
              Class PE......................       1,470
   2,165    6.50%, 1/15/28, Series 2137,
              Class TM......................       2,214
   1,603    7.00%, 3/15/28, Series 2038,
              Class PN, IO..................         211
   1,800    7.50%, 3/15/28, Series 2040,
              Class PE......................       1,957
  10,000    6.50%, 6/15/28, Series 2063,
              Class PG......................      10,574
   1,000    7.00%, 6/15/28, Series 2064,
              Class TE......................       1,075
   1,058    8.50%, 7/1/28, Gold Pool
              #G00981.......................       1,154
   1,500    6.25%, 8/15/28, Series 2075,
              Class PM......................       1,577
   6,000    6.50%, 8/15/28, Series 2075,
              Class PH......................       6,359
   3,000    6.50%, 10/15/28, Series 2362,
              Class PJ......................       3,073
   1,922    7.00%, 10/15/28, Series 2089,
              Class PJ, IO..................         306
   2,003    6.00%, 2/15/29, Series 2125,
              Class JZ......................       2,048
   2,500    7.00%, 6/15/29, Series 2169,
              Class TB......................       2,705
   1,003    7.50%, 6/15/29, Series 2163,
              Class PC, IO..................         130
   1,000    7.00%, 7/15/29, Series 2172,
              Class QC......................       1,083
   2,188    6.00%, 11/15/29, Series 2460,
              Class VZ......................       2,264
     106    7.50%, 11/15/29, Series 2196,
              Class TL......................         113
   2,000    8.00%, 11/15/29, Series 2201,
              Class C.......................       2,195
   3,416    8.00%, 1/15/30, Series 2210,
              Class Z.......................       3,658
   2,455    8.00%, 3/15/30, Series 2224,
              Class CB......................       2,598

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   988    22.20%, 3/15/30, Series 2534,
              Class SN, IF*.................  $    1,022
   3,000    6.00%, 5/15/30, Series 2565,
              Class MB......................       3,114
     395    6.50%, 5/15/30, Series 2440,
              Class AO......................         398
   1,700    7.25%, 9/15/30, Series 2256,
              Class MC......................       1,791
   2,495    7.00%, 10/15/30, Series 2259,
              Class ZM......................       2,668
   3,100    7.25%, 12/15/30, Series 2271,
              Class PC......................       3,283
   1,251    6.50%, 2/15/31, Series 2382,
              Class TL, IO..................         105
   1,500    7.00%, 3/15/31, Series 2296,
              Class PD......................       1,596
   4,686    6.50%, 4/15/31, Series 2317,
              Class VG......................       4,901
   1,500    6.00%, 7/15/31, Series 2333,
              Class HC......................       1,533
   1,163    6.50%, 8/15/31, Series 2351,
              Class PZ......................       1,234
  13,960    6.50%, 8/15/31, Series 2344,
              Class ZD......................      14,932
   5,000    6.50%, 8/15/31, Series 2345,
              Class NE......................       5,243
   3,839    6.50%, 8/15/31, Series 2344,
              Class ZJ......................       4,021
     765    8.50%, 9/15/31, Series 2519,
              Class BT......................         835
   2,750    6.38%, 2/15/32, Series 2410,
              Class OE......................       2,891
   1,700    6.50%, 2/15/32, Series 2410,
              Class NG......................       1,802
   2,653    7.49%, 2/15/32, Series 2410,
              Class QX, IF, IO*.............         206
   2,000    13.78%, 2/15/32, Series 2412,
              Class SP, IF*.................       2,074
   5,000    16.48%, 2/15/32, Series 2410,
              Class QS, IF*.................       5,664
   1,170    5.00%, 3/15/32, Series 2659,
              Class ZE......................       1,179
   3,558    6.50%, 3/15/32, Series 2597,
              Class AD......................       3,758
   6,570    6.79%, 3/15/32, Series 2444,
              Class ES, IF, IO*.............         712
   3,000    7.00%, 3/15/32, Series 2423,
              Class MT......................       3,170
   1,200    7.00%, 3/15/32, Series 2423,
              Class MC......................       1,271

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 5,000    6.50%, 4/15/32, Series 2466,
              Class PG......................  $    5,250
   1,500    6.50%, 4/15/32, Series 2441,
              Class GF......................       1,574
   1,200    6.50%, 4/15/32, Series 2435,
              Class CJ......................       1,256
   6,000    7.00%, 4/15/32, Series 2434,
              Class TC......................       6,353
   2,000    6.50%, 5/15/32, Series 2455,
              Class GK......................       2,126
   4,132    7.00%, 5/15/32, Series 2450,
              Class GZ......................       4,402
   7,000    6.50%, 6/15/32, Series 2462,
              Class JG......................       7,405
   5,000    6.50%, 6/15/32, Series 2466,
              Class DH......................       5,245
   2,192    6.50%, 7/15/32, Series 2484,
              Class LZ......................       2,288
   2,000    6.50%, 7/15/32, Series 2474,
              Class NR......................       2,097
   1,560    7.50%, 7/25/32, Series T-41,
              Class 3A......................       1,709
   3,000    6.00%, 9/15/32, Series 2500,
              Class MC......................       3,076
   3,337    6.00%, 12/15/32, Series 2543,
              Class YX......................       3,433
  17,360    5.84%, 2/15/33, Series 2599,
              Class DS, IF, IO*.............       1,910
   4,000    6.00%, 2/15/33, Series 2575,
              Class ME......................       4,114
   7,536    6.39%, 2/15/33, Series 2597,
              Class DS, IF, IO*.............         980
  16,331    5.94%, 3/15/33, Series 2610,
              Class DS, IF, IO*.............       1,875
   5,315    6.50%, 3/15/33, Series 2586,
              Class WI, IO..................         898
     260    13.84%, 3/15/33, Series 2583,
              Class SC, IF*.................         262
     887    10.95%, 6/15/33, Series 2631,
              Class BS, IF*.................         730
     997    7.26%, 10/15/33, Series 2691,
              Class WS, IF*.................         838
   1,436    7.50%, 8/25/42, Series T-51,
              Class 2A......................       1,573
  13,111    6.50%, 2/25/43, Series T-54,
              Class 2A......................      13,950

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 4,757    7.00%, 2/25/43, Series T-54,
              Class 3A......................  $    5,131
     936    0.00%, 9/25/43, Series T-58,
              Class A, PO...................         732
                                              ----------
                                                 470,117
                                              ----------
Government National Mortgage Assoc. (8.3%):
       1    8.50%, 9/15/04, Pool #274390....           1
       1    9.00%, 10/15/04, Pool #229506...           1
       2    9.00%, 10/15/04, Pool #281655...           2
       3    8.50%, 11/15/04, Pool #253471...           3
       6    9.00%, 5/15/05, Pool #288771....           7
       2    9.00%, 6/15/05, Pool #283904....           2
      11    9.00%, 8/15/05, Pool #297031....          11
       2    9.00%, 10/15/05, Pool #292589...           2
       3    9.50%, 10/15/05, Pool #291846...           3
       2    9.00%, 11/15/05, Pool #299161...           2
       4    9.00%, 11/15/05, Pool #292610...           4
       5    7.50%, 2/15/06, Pool #9989......           6
      10    8.50%, 4/15/06, Pool #307487....          11
       9    7.50%, 6/15/06, Pool #12149.....           9
       9    8.00%, 10/15/06, Pool #11503....           9
      37    7.50%, 5/15/07, Pool #329528....          40
       7    7.50%, 7/15/07, Pool #17316.....           8
      24    7.50%, 8/15/07, Pool #19015.....          26
       3    9.00%, 1/15/09, Pool #26076.....           4
      32    9.00%, 4/15/09, Pool #30352.....          35
      21    8.00%, 5/15/09, Pool #385676....          23
     760    6.50%, 7/15/09, Pool #780316....         813
       2    8.00%, 8/15/09, Pool #372143....           2
      67    8.00%, 10/15/09, Pool #380639...          73
       5    9.50%, 10/15/09, Pool #36582....           6

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 50

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   202    7.50%, 2/15/12, Pool #393363....  $      217
     239    7.50%, 3/15/12, Pool #441145....         258
     222    7.50%, 3/15/12, Pool #399163....         239
   6,378    6.00%, 3/20/13, Series 02-67,
              Class VA......................       6,668
     618    7.00%, 7/16/13, Series 96-21,
              Class J.......................         624
     927    6.00%, 11/20/13, Series 02-79,
              Class KV......................         975
   1,873    5.50%, 12/20/13, Series 03-4,
              Class NY......................       1,960
   1,947    8.00%, 1/15/16, Pool #781570....       2,106
      11    9.00%, 8/15/16, Pool #164502....          12
       2    9.00%, 9/15/16, Pool #175362....           3
       5    9.00%, 9/15/16, Pool #179044....           6
       3    9.50%, 9/15/16, Pool #158201....           3
   1,682    6.50%, 9/20/16, Series 02-48,
              Class VM......................       1,774
      14    8.50%, 1/15/17, Pool #203625....          16
       3    9.50%, 1/15/17, Pool #185619....           3
       2    8.50%, 3/15/17, Pool #196700....           2
       9    9.00%, 3/15/17, Pool #180330....          10
       1    8.50%, 6/15/17, Pool #188545....           1
   2,000    6.50%, 9/20/17, Series 02-47,
              Class VB......................       2,116
     947    6.00%, 10/15/17, Pool #530747...         999
     308    8.50%, 11/15/17, Pool #780086...         342
   7,659    6.00%, 12/20/17, Series 02-88,
              Class VA......................       8,000
      22    9.00%, 7/15/18, Pool #226769....          25
       1    9.50%, 9/15/18, Pool #258627....           1
       3    9.50%, 12/15/18, Pool #229531...           4
  12,000    6.50%, 7/20/19, Series 02-36,
              Class VB......................      12,672

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   358    12.00%, 11/15/19, Pool
              #780149.......................  $      412
       4    9.00%, 2/15/20, Pool #286315....           5
      26    9.50%, 2/15/20, Pool #284959....          29
       6    9.50%, 9/15/20, Pool #292918....           7
      18    9.00%, 7/15/21, Pool #311256....          21
      17    8.00%, 4/15/22, Pool #325461....          19
       4    8.00%, 5/15/22, Pool #320675....           4
      29    8.00%, 7/15/22, Pool #183670....          32
      12    7.50%, 8/15/22, Pool #333881....          13
     228    8.00%, 9/15/22, Pool #297628....         250
     333    6.50%, 9/20/22, Series 98-23,
              Class XI, IO..................           3
     105    7.50%, 11/15/22, Pool #313110...         114
     179    7.00%, 8/15/23, Pool #352108....         192
   1,380    7.00%, 9/15/23, Pool #363030....       1,482
     258    7.00%, 11/15/23, Pool #352022...         277
   1,594    6.50%, 1/15/24, Pool #366706....       1,689
   2,321    7.00%, 2/15/24, Pool #371281....       2,489
   1,000    7.49%, 7/16/24, Series 94-3,
              Class PQ......................       1,106
   5,000    7.99%, 7/16/24, Series 94-4,
              Class KQ......................       5,503
   3,000    6.50%, 10/16/24, Series 94-7,
              Class PQ......................       3,236
     389    9.00%, 11/15/24, Pool #780029...         436
      79    8.50%, 3/20/25, Pool #1974......          87
     323    8.50%, 4/20/25, Pool #1989......         352
     401    8.50%, 5/20/25, Pool #2006......         437
   2,016    8.05%, 6/16/25, Series 95-3,
              Class DQ......................       2,193
     659    7.50%, 9/16/25, Series 95-7,
              Class CQ......................         699
   1,000    7.50%, 9/17/25, Series 98-26,
              Class K.......................       1,085

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   903    9.50%, 12/15/25, Pool #780965...  $    1,012
      85    8.00%, 12/20/25, Pool #2141.....          92
     106    7.50%, 1/15/26, Pool #416874....         114
     224    7.50%, 3/15/26, Pool #422292....         241
     169    7.50%, 4/15/26, Pool #426059....         182
   2,000    7.50%, 6/16/26, Series 00-9,
              Class PB......................       2,179
     141    8.00%, 6/20/26, Pool #2234......         153
     177    8.00%, 7/15/26, Pool #426612....         194
   4,755    7.50%, 8/16/26, Series 96-16,
              Class E.......................       5,124
     165    8.00%, 8/20/26, Pool #2270......         179
     181    8.00%, 9/20/26, Pool #2285......         197
     211    7.50%, 11/15/26, Pool #442119...         228
     133    8.00%, 11/20/26, Pool #2324.....         145
     485    7.50%, 7/15/27, Pool #411829....         521
     199    7.50%, 7/15/27, Pool #442119....         214
     334    8.00%, 10/20/27, Pool #2499.....         361
     315    8.00%, 11/20/27, Pool #2512.....         341
     147    8.00%, 12/20/27, Pool #2525.....         159
     190    7.50%, 2/20/28, Pool #2549......         203
   2,654    6.00%, 3/20/28, Pool #2562......       2,749
      68    8.00%, 5/15/28, Pool #456883....          75
     205    8.00%, 6/20/28, Pool #2606......         222
      79    7.50%, 7/15/28, Pool #481915....          84
      97    8.00%, 7/15/28, Pool #468066....         106
      98    8.00%, 8/15/28, Pool #468149....         106
      43    8.00%, 8/20/28, Pool #2633......          46
   3,142    6.50%, 9/15/28, Pool #468236....       3,319
     289    7.50%, 9/15/28, Pool #486537....         311
     550    7.50%, 9/20/28, Pool #2646......         586
     387    8.00%, 10/20/28, Pool #2661.....         419
   3,686    6.00%, 11/15/28, Pool #466406...       3,837
   4,686    5.50%, 11/20/28, Series 02-88,
              Class LI, IO..................         491

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 9,348    6.00%, 2/20/29, Series 99-4,
              Class ZB......................  $    9,701
   4,340    6.50%, 4/20/29, Series 99-10,
              Class ZC......................       4,578
   3,455    7.45%, 8/16/29, Series 99-30,
              Class S, IF, IO*..............         356
   2,437    8.00%, 11/16/29, Series 99-41,
              Class Z.......................       2,601
   2,028    7.50%, 12/20/29, Series 99-44,
              Class PC......................       2,152
   2,000    7.00%, 2/16/30, Series 00-14,
              Class PD......................       2,147
   1,998    7.50%, 2/16/30, Series 00-16,
              Class ZN......................       2,134
   3,044    8.50%, 2/16/30, Series 00-9,
              Class ZJ......................       3,533
   4,708    7.50%, 2/20/30, Series 00-6,
              Class Z.......................       5,038
   1,249    7.37%, 4/20/30, Series 03-2,
              Class SF, IF*.................       1,254
     806    8.00%, 6/20/30, Series 00-9,
              Class Z.......................         861
     995    7.15%, 12/20/30, Series 00-38,
              Class AH......................       1,046
   8,000    8.00%, 12/20/30, Series 00-37,
              Class B.......................       8,619
   5,121    7.58%, 1/16/31, Series 02-31,
              Class S, IF, IO*..............         452
   3,500    6.50%, 3/20/31, Series 01-7,
              Class PK......................       3,668
   1,060    27.52%, 4/20/31, Series 02-51,
              Class SG, IF*.................       1,327
     471    17.25%, 7/20/31, Series 01-32,
              Class WA, IF*.................         531
   2,000    6.50%, 12/20/31, Series 01-64,
              Class MQ......................       2,088
   4,815    5.50%, 1/20/32, Series 03-4,
              Class NI, IO..................         807
   1,000    6.50%, 1/20/32, Series 02-7,
              Class PG......................       1,050
     988    7.50%, 6/15/32, Pool #568309....       1,060
  11,000    6.50%, 6/20/32, Series 02-45,
              Class QE......................      11,571
   2,000    6.50%, 6/20/32, Series 02-40,
              Class UK......................       2,097
   2,000    6.50%, 7/16/32, Series 02-47,
              Class PG......................       2,142
   2,000    6.00%, 7/20/32, Series 02-47,
              Class PY......................       2,086
   2,726    6.50%, 7/20/32, Series 02-47,
              Class ZA......................       2,893

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 52

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 1,800    6.50%, 8/20/32, Series 02-54,
              Class GB......................  $    1,882
   1,964    6.50%, 2/15/33, Pool #607645....       2,071
   1,755    0.00%, 3/16/33, Series 03-24,
              Class PO, PO..................       1,560
   1,500    6.50%, 3/20/33, Series 03-40,
              Class TJ......................       1,581
   2,000    7.00%, 6/15/33, Pool #781614....       2,154
   3,351    0.00%, 6/16/33, Series 03-52,
              Class AP, PO..................       2,628
                                              ----------
                                                 174,169
                                              ----------
  Total U.S. Government Agency Mortgages         984,338
                                              ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.8%):
Fannie Mae (0.7%):
   2,500    5.25%, 1/15/09..................       2,694
   3,350    6.25%, 2/1/11...................       3,709
   4,000    5.50%, 3/15/11..................       4,319
   1,200    6.13%, 3/15/12..................       1,339
                                              ----------
                                                  12,061
                                              ----------
Federal Home Loan Bank (0.1%):
     920    7.70%, 9/20/04, Series AT04.....         962
   1,000    7.59%, 3/10/05, Series Q-05.....       1,072
   1,000    6.21%, 6/2/09, Series GA09......       1,126
                                              ----------
                                                   3,160
                                              ----------
Freddie Mac (0.0%):
     855    7.20%, 7/18/06..................         959
                                              ----------
Other U.S. Agencies (0.0%):
     863    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22........................         878
                                              ----------
  Total U.S. Government Agency Securities         17,058
                                              ----------
U.S. TREASURY OBLIGATIONS (18.3%):
U.S. Treasury Bonds (10.7%):
   2,000    6.00%, 8/15/09..................       2,266
  22,076    12.75%, 11/15/10................      26,464
  44,060    10.38%, 11/15/12................      56,226
  59,200    12.00%, 8/15/13.................      81,811
   7,200    12.50%, 8/15/14.................      10,535
  30,000    11.75%, 11/15/14................      43,035
   2,000    9.88%, 11/15/15.................       2,983
                                              ----------
                                                 223,320
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Inflation Protected Bonds (1.5%):
 $13,850    3.38%, 1/15/07..................  $   17,524
   2,000    3.63%, 1/15/08..................       2,534
   9,400    4.25%, 1/15/10..................      12,020
                                              ----------
                                                  32,078
                                              ----------
U.S. Treasury Notes (1.2%):
   2,000    6.50%, 10/15/06.................       2,228
   2,150    6.13%, 8/15/07..................       2,407
     500    5.63%, 5/15/08..................         554
   1,000    3.25%, 8/15/08..................       1,006
  15,250    6.50%, 2/15/10..................      17,727
   1,500    5.75%, 8/15/10..................       1,682
                                              ----------
                                                  25,604
                                              ----------
U.S. Treasury STRIPS (4.9%):
   7,500    11/15/09........................       6,037
  11,205    11/15/14........................       6,712
   1,000    11/15/15........................         564
   9,200    11/15/15........................       5,160
   1,000    2/15/10.........................         796
   6,500    2/15/11.........................       4,889
     300    2/15/12.........................         213
   7,000    2/15/13.........................       4,689
  11,250    2/15/14.........................       7,078
  19,450    2/15/16.........................      10,727
   4,500    2/15/19.........................       2,034
   3,800    5/15/08.........................       3,320
  12,600    5/15/09.........................      10,457
   2,000    5/15/10.........................       1,571
  11,300    5/15/11.........................       8,378
  18,500    5/15/12.........................      12,924
   6,500    5/15/14.........................       4,019
   2,500    5/15/15.........................       1,453
   2,000    5/15/16.........................       1,086
   1,000    8/15/13.........................         650
  17,300    8/15/14.........................      10,540
   2,000    8/15/16.........................       1,067
                                              ----------
                                                 104,364
                                              ----------
  Total U.S. Treasury Obligations                385,366
                                              ----------
INVESTMENT COMPANIES (4.0%):
  83,925    One Group Prime Money Market
              Fund, Class I (d).............      83,925
                                              ----------
  Total Investment Companies                      83,925
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
REPURCHASE AGREEMENT (1.0%):
 $21,189    State Street Bank and Trust,
              0.65%, 1/2/04 (Proceeds at
              maturity $21,190,
              collateralized by various U.S.
              Government securities)........      21,189
                                              ----------
  Total Repurchase Agreement                      21,189
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (19.8%):
 417,162    Pool of various securities for
              One Group Bond Funds --
              footnote 2 (Securities
              Lending)......................     417,162
                                              ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending              417,162
                                              ----------
Total (Cost $2,456,322) (a)                   $2,519,318
                                              ==========

------------

Percentages indicated are based on net assets of $2,110,686.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 80,873
                   Unrealized depreciation......................   (17,877)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 62,996
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Investment in affiliate.

Amounts shown as 0 rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 54

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
ASSET BACKED SECURITIES (2.7%):
$    3,700   Americredit Automobile
               Receivables Trust, Series
               01-C, Class A4, 5.01%,
               7/14/08....................  $    3,817
     7,100   Americredit Automobile
               Receivables Trust, Series
               01-D, Class A4, 4.41%,
               11/12/08...................       7,330
     3,075   Americredit Automobile
               Receivables Trust, Series
               02-A, Class A4, 4.61%,
               1/12/09....................       3,193
     2,000   Americredit Automobile
               Receivables Trust, Series
               02-D, Class A4, 3.40%,
               4/13/09....................       2,031
     1,000   Americredit Automobile
               Receivables Trust, Series
               03-BX, Class A4A, 2.72%,
               1/6/10.....................       1,002
     2,300   Capital One Auto Finance
               Trust, Series 01-A, Class
               A4, 5.40%, 5/15/08.........       2,397
     2,400   Captial One Master Trust,
               Series 01-5, Class A,
               5.30%, 6/15/09.............       2,554
    11,000   Chase Funding Loan
               Acquisition Trust, Series
               02-C1, Class IA5, 6.86%,
               1/25/32 *..................      11,340
     8,735   Citibank Credit Card Issuance
               Trust, Series 02-C2, Class
               C2, 6.95%, 2/18/14.........       9,639
     4,165   CNH Equipment Trust, Series
               03-B, Class A4B, 3.38%,
               2/15/11....................       4,182
     6,300   Conseco Finance, Series 01-B,
               Class 1M1, 7.27%, 6/15/32..       6,735
     3,233   GE Capital Mortgage Services,
               Inc., Series 99-HE1, Class
               M, 6.71%, 4/25/29..........       3,286
     2,498   Green Tree Financial Corp.,
               Series 95-4, Class A6,
               7.30%, 6/15/25.............       2,625
     2,399   Household Automotive Trust,
               Series 00-1, Class A4,
               7.48%, 12/18/06............       2,458
     1,626   Household Automotive Trust,
               Series 00-3, Class A4,
               7.16%, 5/17/07.............       1,689
     3,900   Household Automotive Trust,
               Series 01-3, Class A4,
               4.37%, 12/17/08............       4,026
     2,500   MBNA Master Credit Card
               Trust, Series 99-A, Class
               C, 6.65%, 7/17/06..........       2,512

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    3,500   MBNA Master Credit Card
               Trust, Series 00-D, Class
               C, 8.40%, 9/15/09..........  $    3,992
     4,000   MBNA Master Credit Card
               Trust, Series 99-J, Class
               C, 7.85%, 2/15/12..........       4,650
     2,300   MBNA Master Credit Card
               Trust, Series 03-C1, Class
               C, 2.86%, 6/15/12 *........       2,407
     5,505   MBNA Master Credit Card
               Trust, Series 02-C1, Class
               C1, 6.80%, 7/15/14.........       5,994
     3,433   Merrill Lynch, Inc., Series
               144-S, 7.43%, 7/25/24......       3,491
       402   Onyx Acceptance Auto Trust,
               Series 00-B, Class A4,
               7.38%, 8/15/05.............         403
     2,400   Onyx Acceptance Auto Trust,
               Series 01-D, Class A4,
               4.32%, 10/15/08............       2,467
     3,000   Onyx Acceptance Auto Trust,
               Series 02-C, Class A4,
               4.07%, 4/15/09.............       3,093
     2,000   Onyx Acceptance Auto Trust,
               Series 02-D, Class A4,
               3.10%, 7/15/09.............       2,029
     9,175   Residential Asset Mortgage
               Products, Inc., Series
               01-RS3, Class AI4, 6.29%,
               10/25/31...................       9,387
     1,800   Standard Credit Card Master
               Trust, Series 94-2, Class
               A, 7.25%, 4/7/08...........       1,997
    10,000   Textron Financial Corp.,
               Receivables Trust, Series
               00-C, Class A3, 6.61%,
               2/15/15 (b)................      10,238
     1,250   Union Acceptance Corp.,
               Series 00-D, Class B,
               8.25%, 7/8/08..............       1,309
     2,600   WFS Financial Owner Trust,
               Series 03-1, Class A3,
               2.03%, 8/20/07.............       2,613
       923   WFS Financial Owner Trust,
               Series 00-A, Class A4,
               7.41%, 9/20/07.............         936
     4,200   WFS Financial Owner Trust,
               Series 02-1, Class A4A,
               4.87%, 9/20/09.............       4,386
     3,400   WFS Financial Owner Trust,
               Series 02-3, Class A4,
               3.50%, 2/20/10.............       3,479

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    4,700   WFS Financial Owner Trust,
               Series 02-2, Class A4,
               4.50%, 2/20/10.............  $    4,868
     3,250   WFS Financial Owner Trust,
               Series 02-4, Class A4A,
               3.11%, 8/20/10.............       3,277
     2,200   WFS Financial Owner Trust,
               Series 03-2, Class A4,
               2.41%, 12/20/10............       2,182
     2,945   WFS Financial Owner Trust,
               Series 03-4, Class A4,
               3.15%, 5/20/11.............       2,962
                                            ----------
  Total Asset Backed Securities                146,976
                                            ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.1%):
     3,936   Citicorp Mortgage Securities,
               Inc., Series 93-14, Class
               A3, 2.34%, 11/25/23 *......       3,963
       327   Citicorp Mortgage Securities,
               Inc., Series 95-2, Class
               A7, 7.50%, 4/25/25.........         327
       524   Citicorp Mortgage Securities,
               Inc., Series 01-6, Class
               APO, 0.00%, 5/25/29, PO....         496
    15,867   Citigroup Mortgage Loan
               Trust, Inc., 5.50%,
               12/25/18...................      16,234
     8,934   Citigroup Mortgage Loan
               Trust, Inc., 7.00%,
               9/25/33....................       9,391
     4,215   Countrywide Alternative Loan
               Trust, Series 01-6, Class
               2A4, 7.00%, 7/25/31........       4,253
     6,500   Countrywide Alternative Loan
               Trust, Series 01-10, Class
               A5, 6.75%, 12/25/31........       6,868
     6,363   Countrywide Alternative Loan
               Trust, Series 01-12, Class
               A6, 6.50%, 1/25/32.........       6,383
    18,500   Countrywide Alternative Loan
               Trust, Series 02-2, Class
               A12, 6.75%, 4/25/32........      18,939
     6,000   Countrywide Alternative Loan
               Trust, Series 02-8, Class
               A4, 6.50%, 7/25/32.........       6,337
    18,567   Countrywide Home Loans,
               Series 03-J7, Class 4A3,
               8.30%, 8/25/18, IF*........      18,190
     2,500   Countrywide Home Loans,
               Series 02-J2, Class A11AA,
               6.50%, 6/25/32.............       2,611

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$   10,258   Countrywide Home Loans,
               Series 03-J2, Class A17,
               6.26%, 4/25/33, IF, IO*....  $      945
     2,000   Countrywide Home Loans,
               Series 03-44, Class A9,
               0.00%, 10/25/33, PO........       1,030
       694   DLJ Mortgage Acceptance
               Corp., Series 98-A, Class
               A2, 6.34%, 5/28/28, IF*
               (b)........................         694
       395   First Boston Mortgage
               Securities Corp., Series C,
               0.00%, 4/25/17, PO.........         320
       390   First Boston Mortgage
               Securities Corp., Series C,
               10.97%, 4/25/17, IO........         107
     1,795   Housing Securities, Inc.,
               Series 94-1, Class A15,
               7.50%, 3/25/09.............       1,841
     4,243   Impac Secured Assets Common
               Owner Trust, Series 00-1,
               Class A8, 8.15%, 4/25/30...       4,284
     8,100   Master Asset Securitization
               Trust, Series 02-3, Class
               2A16, 6.50%, 7/25/32.......       8,467
     7,400   Master Asset Securitization
               Trust, Series 02-4, Class
               A19, 6.50%, 8/25/32........       7,683
     1,520   Merrill Lynch Trust, Series
               47, Class Z, 8.99%,
               10/20/20...................       1,646
         1   Morgan Stanley Mortgage
               Trust, Series 35, Class 2,
               3886.76%, 4/20/21, HB,
               IF*........................          86
         1   Morgan Stanley Mortgage
               Trust, Series 37, Class 2,
               3886.76%, 7/20/21, HB,
               IF*........................          81
        75   Morgan Stanley Mortgage
               Trust, Series 39, Class 3,
               0.00%, 12/20/21, PO........          71
     2,828   Nomura Asset Acceptance
               Corp., Series 03-A1, Class
               A7, 5.00%, 4/25/18.........       2,897
     3,060   Nomura Asset Acceptance
               Corp., Series 03-A1, Class
               A5, 7.00%, 4/25/33.........       3,089
     7,667   Nomura Asset Acceptance
               Corp., Series 03-A1, Class
               A1, 5.50%, 5/25/33.........       7,898

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 56

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$   12,493   Nomura Asset Acceptance
               Corp., Series 03-A1, Class
               A2, 6.00%, 5/25/33.........  $   12,861
     7,403   Norwest Integrated Structured
               Assets, Inc., Series 00-1,
               Class 1A4, 7.50%, 3/25/30..       7,567
        84   Paine Webber CMO Trust,
               Series H, Class 4, 8.75%,
               4/1/18.....................          92
       413   Paine Webber CMO Trust,
               Series P, Class 4, 8.50%,
               8/1/19.....................         440
       315   PNC Mortgage Securities
               Corp., Series 98-8, Class
               1A11, 6.75%, 8/25/29.......         316
     2,374   Prudential Home Mortgage
               Securities, Series 93-45,
               Class A3, 6.75%, 11/25/08..       2,372
     7,723   Prudential Home Mortgage
               Securities, Series 94-6,
               Class A9, 6.50%, 2/25/24...       7,715
    10,000   Residential Accredit Loans,
               Inc., Series 02-QS8, Class
               A5, 6.25%, 6/25/17.........      10,349
     6,816   Residential Accredit Loans,
               Inc., Series 02-QS16, Class
               A3, 14.28%, 10/25/17,
               IF*........................       7,375
     9,524   Residential Accredit Loans,
               Inc., Series 03-QS3, Class
               A8, 6.48%, 2/25/18, IF,
               IO*........................       1,241
    12,728   Residential Accredit Loans,
               Inc., Series 03-QS3, Class
               A2, 14.04%, 2/25/18, IF*...      13,600
     5,583   Residential Accredit Loans,
               Inc., 5.00%, 6/25/18,
               Series 03-QS12, Class A5,
               IO.........................         853
    14,667   Residential Accredit Loans,
               Inc., Series 03-QS18, Class
               A1, 5.00%, 9/25/18.........      15,030
     1,134   Residential Accredit Loans,
               Inc., Series 96-QS3, Class
               AI-11, 7.75%, 6/25/26......       1,134
       356   Residential Accredit Loans,
               Inc., Series 98-QS4, Class
               AI5, 7.00%, 3/25/28........         357
     2,122   Residential Accredit Loans,
               Inc., Series 00-QS14, Class
               A4, 7.75%, 12/25/30........       2,161
       256   Residential Accredit Loans,
               Inc., Series 00-QS14, Class
               NB4, 7.75%, 12/25/30.......         256

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    2,313   Residential Accredit Loans,
               Inc., Series 01-QS14, Class
               A4A, 6.43%, 10/25/31, IF,
               IO*........................  $       23
     3,500   Residential Accredit Loans,
               Inc., Series 02-QS3, Class
               A10, 6.75%, 3/25/32........       3,682
     5,953   Residential Accredit Loans,
               Inc., Series 02-QS6, Class
               A10, 6.50%, 5/25/32........       6,045
     3,328   Residential Asset
               Securitization Trust,
               Series 00-A7, Class A3,
               8.00%, 11/25/30............       3,341
     1,442   Residential Funding Mortgage
               Securities I, Inc., Series
               94-S8, Class A6, 6.00%,
               3/25/09....................       1,489
     6,577   Residential Funding Mortgage
               Securities I, Inc., Series
               03-S14, Class A4, 0.00%,
               7/25/18, PO................       5,388
     1,185   Residential Funding Mortgage
               Securities I, Inc., Series
               99-S12, Class A6, 0.00%,
               5/25/29, PO................       1,182
    26,614   Residential Funding Mortgage
               Securities I, Inc., Series
               03-S7, Class A17, 4.00%,
               5/25/33....................      25,855
     3,000   Residential Funding Mortgage
               Securities I, Inc., Series
               02-S13, Class A3, 5.50%,
               6/25/33....................       2,900
       231   Rural Housing Trust, Series
               87-1, Class 3B, 7.33%,
               4/1/26.....................         232
       302   Salomon Brothers Mortgage
               Securities Trust VII,
               Series 00-UP1, Class A2,
               8.00%, 9/25/30.............         314
     3,312   Structured Asset Securities
               Corp., Series 01-1, Class
               1A8, 6.85%, 2/25/31........       3,324
     3,318   Vendee Mortgage Trust, Series
               94-1, Class 2J, 6.50%,
               2/15/13....................       3,515
     4,861   Vendee Mortgage Trust, Series
               94-1, Class 1, 5.63%,
               2/15/24....................       4,993
     5,083   Vendee Mortgage Trust, Series
               96-1, Class 1Z, 6.75%,
               2/15/26....................       5,506
     3,562   Vendee Mortgage Trust, Series
               96-2, Class 1Z, 6.75%,
               6/15/26....................       3,790

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    7,501   Vendee Mortgage Trust, Series
               97-1, Class 2Z, 7.50%,
               2/15/27....................  $    8,041
    11,000   Vendee Mortgage Trust, Series
               98-1, Class 2E, 7.00%,
               9/15/27....................      11,621
     4,000   Washington Mutual Mortgage
               Securities Corp., Series
               03-S8, Class A6, 4.50%,
               9/25/18....................       3,821
     1,971   Washington Mutual Mortgage
               Securities Corp., Series
               03-S10, Class A6, 0.00%,
               10/25/18, PO...............       1,539
     3,339   Washington Mutual Mortgage
               Securities Corp., Series
               01-4, Class 1A4, 6.63%,
               6/25/31....................       3,348
     4,000   Washington Mutual Mortgage
               Securities Corp., Series
               03-AR7, Class A6, 3.03%,
               8/25/33....................       3,877
     2,987   Washington Mutual Mortgage
               Securities Corp., Series
               03-S9, Class P, 0.00%,
               10/25/33, PO...............       2,096
     2,500   Wells Fargo Mortgage Backed
               Securities Trust, Series
               03-8, Class A9, 4.50%,
               8/25/18....................       2,356
     4,310   Wells Fargo Mortgage Backed
               Securities Trust, Series
               03-11, Class 1APO, 0.00%,
               10/25/18, PO...............       3,417
     2,467   Wells Fargo Mortgage Backed
               Securities Trust, Series
               03-11, Class 1A7, 4.75%,
               10/25/18...................       2,470
     5,000   Wells Fargo Mortgage Backed
               Securities Trust, Series
               03-13, Class A7, 4.50%,
               11/25/18...................       4,764
                                            ----------
  Total Collateralized Mortgage
  Obligations                                  337,779
                                            ----------
CORPORATE BONDS (13.4%):
Aerospace & Defense (0.1%):
     2,369   BAE Systems 2001 Asset Trust,
               7.16%, 12/15/11 (b)........       2,587
     1,750   General Dynamics Corp.,
               4.50%, 8/15/10.............       1,791
                                            ----------
                                                 4,378
                                            ----------
Air Transport (0.0%):
     1,767   Delta Airlines, Inc., Series
               00-1, Class A1, 7.38%,
               5/18/10....................       1,835
                                            ----------

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
CORPORATE BONDS, CONTINUED:
Airlines (0.5%):
$    2,500   Continental Airlines, Inc.,
               Series 99-2, Class A2,
               7.06%, 9/15/09.............  $    2,549
     1,141   Continental Airlines, Inc.,
               Series 97-4B, 6.90%,
               1/2/17.....................         956
     1,083   Continental Airlines, Inc.,
               Series 99-2, Class A1,
               7.26%, 3/15/20.............       1,101
     1,350   Delta Airlines, Inc., Series
               00-1, Class A2, 7.57%,
               11/18/10...................       1,399
     2,500   Delta Airlines, Inc., Series
               01-1, Class A2, 7.11%,
               9/18/11....................       2,522
     3,200   Delta Airlines, Inc., Series
               02-1, Class G2, 6.42%,
               7/2/12.....................       3,432
       918   Northwest Airlines, Inc.,
               Series 01-1, Class B,
               7.69%, 4/1/17..............         763
     1,019   Northwest Airlines, Inc.,
               Series 01-1, Class A1,
               7.04%, 4/1/22..............         997
     2,548   Southwest Airlines Co.,
               Series 01-1, Class A1,
               5.10%, 5/1/06..............       2,658
     2,500   United Airlines, Inc., Series
               01-1, Class A2, 6.20%,
               9/1/08.....................       2,187
     1,500   United Airlines, Inc., Series
               00-1, Class A2, 7.73%,
               7/1/10.....................       1,242
     3,386   United Airlines, Inc., Series
               00-2, Class A2, 7.19%,
               4/1/11.....................       2,909
     1,892   United Airlines, Inc., Series
               01-1, Class A2, 6.07%,
               3/1/13.....................       1,631
     5,670   United Airlines, Inc., Series
               00-1, Class A1, 7.78%,
               1/1/14.....................       4,706
                                            ----------
                                                29,052
                                            ----------
Automotive (0.3%):
     2,500   Daimler Chrysler NA Holdings,
               7.40%, 1/20/05.............       2,636
     2,600   Daimler Chrysler NA Holdings,
               4.75%, 1/15/08.............       2,663
     6,500   Daimler Chrysler NA Holdings,
               4.05%, 6/4/08..............       6,462
       600   General Motors Acceptance
               Corp., 6.75%, 1/15/06......         644
     4,545   General Motors Corp., 7.20%,
               1/15/11....................       5,004
     2,970   General Motors Corp., 8.80%,
               3/1/21.....................       3,448
                                            ----------
                                                20,857
                                            ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 58

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance (8.1%):
$    2,000   ABN AMRO Bank NV, Chicago,
               7.25%, 5/31/05.............  $    2,152
     1,230   AIG International Lease
               Finance Corp., 5.88%,
               5/1/13.....................       1,298
     2,850   American General Finance
               Corp., 4.50%, 11/15/07.....       2,976
     2,000   American General Finance
               Corp., 5.38%, 10/1/12......       2,066
     5,800   ASIF Global Financing XIX,
               4.90%, 1/17/13 (b).........       5,775
     2,000   ASIF Global Financing XX,
               2.65%, 1/17/06 (b).........       2,023
     6,000   ASIF Global Financing XXIII,
               3.90%, 10/22/08 (b)........       6,062
     2,625   Associates Corp., 8.55%,
               7/15/09....................       3,196
     4,435   Associates Corp., 8.15%,
               8/1/09.....................       5,347
     2,500   Associates Corp., 7.95%,
               2/15/10....................       2,959
    13,165   Bank of America Corp., 7.80%,
               2/15/10....................      15,675
     2,650   Bank of America Corp., 7.40%,
               1/15/11....................       3,112
     1,400   Bank United, 8.00%, 3/15/09..       1,661
     1,000   Bear Stearns Co., Inc.,
               7.63%, 12/7/09.............       1,182
     2,300   BellSouth Capital Funding,
               7.75%, 2/15/10.............       2,722
     5,650   Boeing Capital Corp., 6.36%,
               7/15/05....................       5,924
     3,000   Capital One Bank, 8.25%,
               6/15/05....................       3,246
       425   Capital One Bank, 5.75%,
               9/15/10....................         450
     1,000   CIT Group, Inc., 7.63%,
               8/16/05....................       1,087
     3,000   Citigroup, Inc., 7.25%,
               10/1/10....................       3,501
     1,000   Citigroup, Inc., 5.63%,
               8/27/12....................       1,057
     1,000   Corporation Andina de Fomento
               California, 5.20%,
               5/21/13....................         998
     2,500   Countrywide Home Loans,
               7.20%, 10/30/06............       2,789
     3,000   Countrywide Home Loans,
               3.25%, 5/21/08.............       2,954

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    2,371   Countrywide Home Loans,
               Series 02-16, Class AR,
               2.50%, 1/25/33.............  $    2,266
    15,425   Credit Suisse First Boston
               (USA), Inc., 6.13%,
               11/15/11...................      16,820
     2,500   Credit Suisse First Boston
               (USA), Inc., 5.50%,
               8/15/13....................       2,581
     3,000   Dow Capital BV, 8.50%,
               6/8/10.....................       3,513
     1,900   First Union National, Inc.,
               7.80%, 8/18/10.............       2,295
     5,500   Firstar Bank N.A., 7.13%,
               12/1/09....................       6,346
     6,250   Ford Motor Credit Co., 6.13%,
               3/20/04....................       6,307
     1,490   Ford Motor Credit Co., 7.60%,
               8/1/05.....................       1,593
    13,260   Ford Motor Credit Co., 6.88%,
               2/1/06.....................      14,159
     2,250   Ford Motor Credit Co., 5.80%,
               1/12/09....................       2,320
    14,925   Ford Motor Credit Co., 7.38%,
               10/28/09...................      16,410
     6,140   Ford Motor Credit Co., 7.88%,
               6/15/10....................       6,869
     5,300   GE Capital Corp., 4.25%,
               1/15/08....................       5,486
     4,000   GE Capital Corp., 3.50%,
               5/1/08.....................       4,008
     2,100   GE Capital Corp., 4.63%,
               9/15/09....................       2,186
     8,300   GE Capital Corp., 6.13%,
               2/22/11....................       9,144
    13,100   GE Capital Corp., 5.88%,
               2/15/12....................      14,102
     8,780   GE Capital Corp., 6.00%,
               6/15/12....................       9,537
     5,100   GE Capital Corp., 6.75%,
               3/15/32....................       5,665
     5,500   GMAC, 6.38%, 1/30/04.........       5,520
     3,000   GMAC, 6.85%, 6/17/04.........       3,071
     9,170   GMAC, 6.13%, 9/15/06.........       9,820
       300   GMAC, 7.75%, 1/19/10.........         340
    13,715   GMAC, 7.25%, 3/2/11..........      15,068
     1,000   Goldman Sachs Group LP,
               6.65%, 5/15/09.............       1,132
       510   Goldman Sachs Group LP,
               7.35%, 10/1/09.............         596
    10,300   Goldman Sachs Group LP,
               6.88%, 1/15/11.............      11,713

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    2,825   Goldman Sachs Group LP,
               6.60%, 1/15/12.............  $    3,162
     1,600   Goldman Sachs Group LP,
               4.75%, 7/15/13.............       1,562
     2,740   Goldman Sachs Group LP,
               5.25%, 10/15/13............       2,772
     1,000   Household Finance Corp.,
               7.20%, 7/15/06.............       1,113
     4,500   Household Finance Corp.,
               7.88%, 3/1/07..............       5,146
     3,000   Household Finance Corp.,
               6.40%, 6/17/08.............       3,329
     5,670   Household Finance Corp.,
               6.50%, 11/15/08............       6,327
    18,020   Household Finance Corp.,
               5.88%, 2/1/09..............      19,592
       835   Household Finance Corp.,
               6.75%, 5/15/11.............         941
       500   Household Finance Corp.,
               6.38%, 11/27/12............         549
       550   Household Finance Corp.,
               7.35%, 11/27/32............         647
     3,125   Huntington National Bank,
               8.00%, 4/1/10..............       3,770
     1,545   International Lease Finance
               Corp., 4.50%, 5/1/08.......       1,597
     4,500   Jackson National Life Global,
               6.13%, 5/30/12 (b).........       4,813
     2,700   John Hancock Global Funding,
               7.90%, 7/2/10 (b)..........       3,222
     1,250   Key Bank, 7.50%, 9/15/08.....       1,451
       660   Lehman Brothers Holdings,
               Inc., 7.88%, 11/1/09.......         787
     3,870   Lehman Brothers Holdings,
               Inc., 6.63%, 1/18/12.......       4,374
     4,100   Massmutual Global Funding,
               3.25%, 6/15/07 (b).........       4,146
     2,000   Merrill Lynch & Co., 3.38%,
               9/14/07....................       2,028
     2,100   Merrill Lynch & Co., 3.70%,
               4/21/08....................       2,116
     2,900   Met Life Global Funding I,
               5.20%, 9/18/13 (b).........       2,923
     1,500   MGIC Investment Corp., 6.00%,
               3/15/07....................       1,614
     2,900   Monumental Global Funding,
               5.20%, 1/30/07 (b).........       3,096
     1,300   Morgan Stanley Dean Witter
               and Co., 4.25%, 5/15/10....       1,300

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$      900   Morgan Stanley Dean Witter
               and Co., 8.00%, 6/15/10....  $    1,083
    10,775   Morgan Stanley Dean Witter
               and Co., 6.75%, 4/15/11....      12,209
     4,950   Morgan Stanley Dean Witter
               and Co., 6.60%, 4/1/12.....       5,537
    17,075   National Rural Utilities,
               6.00%, 5/15/06.............      18,424
     1,200   Nationwide Financial
               Services, 6.25%,
               11/15/11...................       1,284
     7,000   New York Life Global Funding,
               5.38%, 9/15/13 (b).........       7,235
     3,335   PHH Corp., 7.13%, 3/1/13.....       3,743
     1,500   Popular North America, Inc.,
               4.25%, 4/1/08..............       1,529
       600   Principal Life Global
               Funding, 5.13%,
               6/28/07 (b)................         643
     2,500   Principal Life Global
               Funding, 2.80%,
               6/26/08 (b)................       2,421
    10,750   Principal Life Global
               Funding, 6.25%,
               2/15/12 (b)................      11,728
     2,500   SLM Corp., Series A, 5.38%,
               1/15/13....................       2,570
     3,000   Spear Leeds & Kellogg LP,
               8.25%, 8/15/05 (b).........       3,264
     3,400   State Street Corp., 7.65%,
               6/15/10....................       4,071
     2,000   Suntrust Bank, 6.38%,
               4/1/11.....................       2,242
     1,400   Toyota Motor Credit Corp.,
               2.88%, 8/1/08..............       1,375
     3,410   Tyco Capital Corp., 6.50%,
               2/7/06.....................       3,695
     7,600   U.S. Bancorp, 6.50%, 2/1/08..       8,467
     2,500   U.S. Bancorp, 7.50%, 6/1/26..       2,958
     4,000   USAA Capital Corp., 7.05%,
               11/8/06 (b)................       4,469
     4,800   Wachovia Corp., 4.95%,
               11/1/06....................       5,100
     1,700   Washington Mutual Bank,
               6.88%, 5/15/11.............       1,955
     1,750   Washington Mutual Bank,
               6.88%, 6/15/11.............       1,987
     5,100   Wells Fargo Bank, 7.55%,
               6/21/10....................       6,053
                                            ----------
                                               455,498
                                            ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 60

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
CORPORATE BONDS, CONTINUED:
Conglomerates (0.1%):
$    5,500   Tyco International Group,
               6.38%, 10/15/11............  $    5,906
                                            ----------
Energy (0.4%):
       700   Appalachian Power, 6.60%,
               5/1/09.....................         779
     2,250   Carolina Power and Light,
               5.13%, 9/15/13.............       2,282
     3,200   Constellation Energy Group,
               6.35%, 4/1/07..............       3,505
     1,000   Constellation Energy Group,
               7.00%, 4/1/12..............       1,133
     3,750   DTE Energy Co., 6.65%,
               4/15/09....................       4,188
     5,000   Duke Energy Corp., 4.20%,
               10/1/08....................       5,029
     3,600   Duke Energy Corp., 5.63%,
               11/30/12...................       3,751
                                            ----------
                                                20,667
                                            ----------
Governments (Foreign) (0.6%):
     2,500   Province of Quebec, 6.50%,
               1/17/06....................       2,699
    11,500   Province of Quebec, 5.75%,
               2/15/09....................      12,591
     1,000   Province of Quebec, 6.29%,
               3/6/26*....................       1,203
     4,130   United Mexican States, 4.63%,
               10/8/08....................       4,192
     1,080   United Mexican States, 6.38%,
               1/16/13....................       1,123
     8,715   United Mexican States, 7.50%,
               4/8/33.....................       9,042
                                            ----------
                                                30,850
                                            ----------
Industrial Goods & Services (0.6%):
     3,000   Amerada Hess Corp., 6.65%,
               8/15/11....................       3,256
     1,730   Boeing Co., 7.95%, 8/15/24...       2,120
     2,000   Cox Radio, Inc., 6.38%,
               5/15/05....................       2,105
     1,035   Dow Chemical, 6.13%,
               2/1/11.....................       1,115
     2,800   IBM Corp., 5.39%, 1/22/09....       3,007
     1,000   IBM Corp., 6.22%, 8/1/27.....       1,062
     1,800   International Paper Co.,
               6.50%, 11/15/07............       1,975
     1,570   International Paper Co.,
               4.25%, 1/15/09.............       1,578
     3,000   Kroger Co., 8.05%, 2/1/10....       3,572

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
$    4,500   Phillips Petroleum Co.,
               8.75%, 5/25/10.............  $    5,629
     1,150   Tyco International Group,
               8.20%, 10/15/08............       1,305
     2,500   Tyco International Group,
               6.75%, 2/15/11.............       2,744
       500   Weyerhaeuser Co., 6.13%,
               3/15/07....................         542
     1,250   Weyerhaeuser Co., 6.75%,
               3/15/12....................       1,366
                                            ----------
                                                31,376
                                            ----------
Media (0.0%):
     1,500   Knight-Ridder, Inc., 7.13%,
               6/1/11.....................       1,738
                                            ----------
Multimedia (0.4%):
     2,200   AOL Time Warner, Inc., 5.63%,
               5/1/05.....................       2,304
     1,600   AOL Time Warner, Inc., 8.18%,
               8/15/07....................       1,854
     2,200   AOL Time Warner, Inc., 7.48%,
               1/15/08....................       2,486
     2,300   AOL Time Warner, Inc.,
               10.15%, 5/1/12.............       3,075
     3,125   AOL Time Warner, Inc., 9.15%,
               2/1/23.....................       4,055
       455   AOL Time Warner, Inc., 7.70%,
               5/1/32.....................         533
     3,035   Comcast Cable Communications,
               8.13%, 5/1/04..............       3,095
     3,740   Comcast Corp., 5.50%,
               3/15/11....................       3,894
     1,000   Viacom, Inc., 7.75%,
               6/1/05.....................       1,082
                                            ----------
                                                22,378
                                            ----------
Real Estate (0.1%):
     4,810   EOP Operating LP, 6.75%,
               2/15/12....................       5,321
       900   Harrah's Operating Co., Inc.,
               8.00%, 2/1/11..............       1,059
                                            ----------
                                                 6,380
                                            ----------
Telecommunications (1.7%):
     3,500   Ameritech Capital Funding
               Corp., 5.95%, 1/15/38......       3,651
       815   AT&T Wireless Services, Inc.,
               7.50%, 5/1/07..............         914
     4,235   AT&T Wireless Services, Inc.,
               7.88%, 3/1/11..............       4,909

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$    2,200   Bell Telephone Co.,
               Pennsylvania, 8.35%,
               12/15/30...................  $    2,753
     4,247   Bellsouth Telecommunications,
               6.30%, 12/15/15............       4,663
     7,975   British Telecom PLC, 8.38%,
               12/15/10...................       9,719
       750   Cox Communications, Inc.,
               6.88%, 6/15/05.............         802
     1,825   Cox Communications, Inc.,
               7.75%, 11/1/10.............       2,177
     5,000   France Telecom, 9.00%,
               3/1/11.....................       6,015
     2,000   GTE Corp. (Verizon
               Communications), 7.51%,
               4/1/09.....................       2,304
       220   Liberty Media Corp., 5.70%,
               5/15/13....................         223
     5,650   Nynex Capital Funding, 8.23%,
               10/15/09...................       6,776
     2,300   Sprint Capital Corp., 7.13%,
               1/30/06....................       2,490
    11,350   Sprint Capital Corp., 6.00%,
               1/15/07....................      12,131
     2,500   Sprint Capital Corp., 7.63%,
               1/30/11....................       2,807
     1,000   Sprint Capital Corp., 8.38%,
               3/15/12....................       1,170
     1,400   Sprint Capital Corp., 8.75%,
               3/15/32....................       1,660
     7,300   TCI Communications, Inc.,
               9.80%, 2/1/12..............       9,537
     2,700   Telus Corp., 8.00%, 6/1/11...       3,163
     8,250   Verizon Global Funding Corp.,
               7.25%, 12/1/10.............       9,515
     1,470   Verizon Maryland, Inc.,
               6.13%, 3/1/12..............       1,581
     2,130   Verizon New England, Inc.,
               6.50%, 9/15/11.............       2,351
     1,705   Verizon New York, Inc.,
               6.88%, 4/1/12..............       1,890
                                            ----------
                                                93,201
                                            ----------
Transportation & Shipping (0.1%):
     2,545   Burlington North Sante Fe,
               7.13%, 12/15/10............       2,950
     2,900   FedEx Corp., 6.63%, 2/12/04..       2,915
       144   Regional Jet Equipment Trust,
               Series 00-1, 7.77%,
               9/5/04 (b).................         137
                                            ----------
                                                 6,002
                                            ----------

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities (0.4%):
$      700   Alabama Power Co., 4.70%,
               12/1/10....................  $      716
     2,480   American Electric Power Co.,
               Series A, 6.13%, 5/15/06...       2,674
     1,260   Appalachian Power Co., Series
               E, 4.80%, 6/15/05..........       1,312
     1,710   Dominion Resources, Inc.,
               2.80%, 2/15/05.............       1,728
     3,310   Dominion Resources, Inc.,
               6.25%, 6/30/12.............       3,597
     5,025   Exelon Generation Co.,
               L.L.C., 6.95%, 6/15/11.....       5,652
     2,000   Ohio Valley Electric Co.,
               5.94%, 2/12/06 (b).........       2,145
     2,360   PSEG Power, 7.75%, 4/15/11...       2,783
       500   Virginia Electric & Power
               Co., 5.38%, 2/1/07.........         534
                                            ----------
                                                21,141
                                            ----------
  Total Corporate Bonds                        751,259
                                            ----------
U.S. GOVERNMENT AGENCY MORTGAGES (50.3%):
Fannie Mae (18.5%):
         0   758.75%, 1/25/06, Series
               91-4, Class N, HB..........           2
         0   1008.12%, 4/25/06, Series
               91-33, Class J, HB*........           3
       281   0.00%, 9/25/06, Series 96-46,
               Class PE, PO...............         275
       660   8.00%, 8/25/07, Series
               92-152, Class N, IO........          61
     3,750   7.50%, 9/25/07, Series
               92-156, Class K............       4,034
     1,107   7.00%, 1/25/08, Series 93-8,
               Class H....................       1,167
     1,291   1.91%, 5/25/08, Series 93-59,
               Class FA*..................       1,303
       400   2.81%, 5/25/08, Series 93-72,
               Class F*...................         396
     2,000   6.50%, 5/25/08, Series 93-55,
               Class K....................       2,134
       195   2.76%, 6/25/08, Series
               93-107, Class F*...........         194
       573   9.06%, 7/25/08, Series
               93-238, Class SB, IF*......         584
       929   0.00%, 9/25/08, Series 96-20,
               Class L, PO................         886
     3,589   0.00%, 9/25/08, Series 96-39,
               Class J, PO................       3,396

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 62

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$      706   9.25%, 9/25/08, Series
               93-186, Class SA, IF*......  $      743
       692   13.04%, 9/25/08, Series
               93-175, Class SA, IF*......         761
     2,187   14.39%, 9/25/08, Series
               93-164, Class SC, IF*......       2,465
     2,752   0.00%, 10/25/08, Series
               96-24, Class B, PO.........       2,632
       657   2.81%, 10/25/08, Series
               93-196, Class FA*..........         649
       368   9.25%, 10/25/08, Series
               93-196, Class SB, IF*......         389
       841   12.82%, 10/25/08, Series
               93-197, Class SB, IF*......         912
     2,002   12.91%, 10/25/08, Series
               93-94, Class S, IF*........       2,187
        38   256.00%, 11/1/08, Series K,
               Class 2, HB................         121
     2,173   0.00%, 12/25/08, Series
               98-27, Class B, PO.........       2,069
     1,308   2.26%, 12/25/08, Series
               93-221, Class FH*..........       1,335
       637   9.50%, 12/25/08, Series
               93-221, Class SE, IF*......         698
     2,169   15.06%, 12/25/08, Series
               93-233, Class SB, IF*......       2,482
       226   2.96%, 1/25/09, Series 94-12,
               Class FC*..................         223
       433   17.21%, 2/25/09, Series
               94-13, Class SK, IF*.......         480
     1,388   0.00%, 3/25/09, Series 96-24,
               Class E, PO................       1,317
        64   1.56%, 3/25/09, Series 94-33,
               Class F*...................          64
       108   2.81%, 3/25/09, Series 94-32,
               Class F*...................         107
     1,191   2.91%, 3/25/09, Series 94-33,
               Class FA*..................       1,208
     5,019   6.00%, 3/25/09, Series 94-34,
               Class DZ...................       5,321
       184   6.50%, 3/25/09, Series 95-13,
               Class B....................         188
       233   14.50%, 3/25/09, Series
               94-32, Class S, IF*........         248

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$      923   6.50%, 4/1/09, Pool
               #190760....................  $      980
     2,009   6.50%, 4/1/09, Pool
               #190831....................       2,133
     3,884   13.45%, 11/25/09, Series
               02-73, Class S, IF*........       4,153
     3,215   6.50%, 11/25/10, Series
               01-52, Class XM............       3,443
     2,644   6.00%, 7/15/11, Series 2480,
               Class PV...................       2,827
     5,888   6.50%, 12/25/11, Series
               01-12, Class VC............       6,000
     1,329   7.00%, 5/18/12, Series 97-51,
               Class PM, IO...............         147
     1,248   5.50%, 6/1/12, Pool
               #254368....................       1,316
     3,044   8.00%, 11/1/12, Pool
               #535710....................       3,261
    14,765   5.00%, 11/25/12, Series
               03-16, Class PI, IO........         987
     1,333   6.50%, 12/25/12, Series
               02-37, Class VA............       1,348
     1,312   6.50%, 12/25/12, Series 02-9,
               Class VE...................       1,390
     1,595   5.50%, 5/1/13, Pool
               #254774....................       1,681
     2,825   13.75%, 11/25/13, Series
               93-230, Class SG, IF*......       3,092
     1,118   6.00%, 2/1/14, Pool
               #190632....................       1,169
     2,146   6.00%, 9/25/14, Series 01-71,
               Class QC...................       2,164
     2,800   4.50%, 3/25/15, Series 03-65,
               Class CI, IO...............         562
     2,000   6.50%, 8/25/15, Series 01-61,
               Class VQ...................       2,107
       704   8.00%, 11/1/15, Pool
               #535852....................         754
    11,000   5.00%, 11/25/15, Series
               02-74, Class PD............      11,133
     3,750   6.00%, 11/25/15, Series
               01-49, Class DQ............       3,964
     8,000   6.50%, 11/25/15, Series
               01-52, Class XN............       8,486
     7,000   6.00%, 12/25/15, Series
               01-78, Class VB............       7,367
       240   12.50%, 1/1/16, Pool
               #303306....................         276

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    8,000   5.00%, 1/25/16, Series 02-74,
               Class LD...................  $    8,094
     5,028   6.00%, 3/25/16, Series 01-07,
               Class PR...................       5,441
     4,000   6.00%, 3/25/16, Series 01-5,
               Class OW...................       4,283
     5,897   6.00%, 4/25/16, Series 01-10,
               Class PR...................       6,364
     5,700   5.50%, 5/25/16, Series 02-61,
               Class PE...................       5,945
     1,751   6.00%, 6/1/16, Pool
               #583745....................       1,839
    23,000   6.00%, 8/15/16, Series 2344,
               Class QG...................      24,446
     3,703   5.00%, 12/1/16, Pool
               #615017....................       3,783
     3,000   6.00%, 12/25/16, Series
               01-71, Class MB............       3,186
     6,000   6.00%, 12/25/16, Series
               01-74, Class MB............       6,430
     9,422   6.00%, 12/25/16, Series
               01-71, Class QE............      10,023
     2,000   6.50%, 12/25/16, Series
               01-50, Class VB............       2,107
     5,000   7.00%, 12/25/16, Series
               01-61, Class VB............       5,373
    18,500   6.00%, 2/25/17, Series 02-3,
               Class OG...................      19,633
     9,200   6.00%, 2/25/17, Series 02-2,
               Class UC...................       9,693
     4,548   5.50%, 3/1/17, Pool
               #638411....................       4,721
     2,424   6.50%, 3/1/17, Pool
               #627139....................       2,574
     2,713   7.00%, 3/1/17, Pool
               #627140....................       2,904
     1,900   7.00%, 3/1/17, Pool #
               649312.....................       2,034
     1,426   7.50%, 3/1/17, Pool
               #637095....................       1,528
       327   1.63%, 3/25/17, Series 96-27,
               Class FA*..................         329
     2,300   5.50%, 3/25/17, Series 02-11,
               Class QG...................       2,395
     4,000   6.00%, 3/25/17, Series 02-7,
               Class OG...................       4,251
     6,692   6.00%, 3/25/17, Series 02-7,
               Class TG...................       7,121
         5   7.00%, 4/1/17, Pool #44699...           5

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$      519   7.00%, 4/1/17, Pool
               #635028....................  $      556
    17,750   5.50%, 4/25/17, Series 02-18,
               Class PC...................      18,630
     3,000   6.00%, 4/25/17, Series 02-24,
               Class AJ...................       3,203
     5,000   6.00%, 4/25/17, Series 02-19,
               Class PE...................       5,326
     2,084   7.00%, 5/1/17, Pool
               #254353....................       2,231
     1,326   7.00%, 6/1/17, Pool
               #644053....................       1,419
     1,597   7.00%, 6/1/17, Pool
               #650505....................       1,710
     2,000   6.00%, 7/25/17, Series 02-42,
               Class C....................       2,123
     1,073   6.00%, 8/1/17, Pool
               #666358....................       1,127
     1,666   6.50%, 8/1/17, Pool
               #653148....................       1,768
     3,285   5.50%, 9/1/17, Pool
               #665775....................       3,410
     2,275   7.00%, 9/1/17, Pool
               #672400....................       2,436
       117   10.00%, 9/1/17, Series 23,
               Class 2, IO................          26
    30,000   5.50%, 9/25/17, Series 02-56,
               Class UC...................      31,229
     1,800   5.50%, 9/25/17, Series 02-55,
               Class QE...................       1,865
     2,074   6.00%, 11/1/17, Pool
               #668811....................       2,178
     1,318   6.50%, 11/1/17, Pool
               #668821....................       1,399
     8,250   5.50%, 1/25/18, Series 02-94,
               Class BK...................       8,502
     2,500   6.50%, 2/25/18, Series 01-64,
               Class VB...................       2,563
        66   9.25%, 4/25/18, Series 88-7,
               Class Z....................          73
     2,392   6.00%, 5/1/18, Pool
               #254786....................       2,512
       561   9.00%, 5/1/18, Pool
               #426836....................         629
     2,377   4.50%, 9/25/18, Series 03-81,
               Class ZT...................       2,384
     2,822   4.50%, 9/25/18, Series 03-81,
               Class LC...................       2,665
     3,963   8.08%, 9/25/18, Series 03-92,
               Class SH, IF*..............       3,757

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 64

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$      564   9.85%, 11/1/18, Series 97-77,
               Class M....................  $      642
     1,658   4.50%, 11/25/18, Series
               03-113, Class ZB...........       1,672
       123   3.41%, 1/1/19, Pool
               #70226*....................         124
       329   3.14%, 3/1/19, Pool
               #116612*...................         337
        14   10.50%, 3/1/19, Series 50,
               Class 2, IO................           3
     2,320   10.90%, 4/15/19, Pool
               #458096....................       2,657
       410   8.00%, 10/25/19, Series
               89-70, Class G.............         448
       243   8.50%, 11/25/19, Series
               89-83, Class H.............         269
       300   9.00%, 11/25/19, Series
               89-89, Class H.............         334
       153   9.40%, 11/25/19, Series
               89-78, Class H.............         172
       232   8.80%, 1/25/20, Series 90-1,
               Class D....................         257
     2,500   6.00%, 2/25/20, Series 01-28,
               Class VB...................       2,607
     2,000   6.00%, 2/25/20, Series 02-7,
               Class QM...................       2,086
        57   5.50%, 6/25/20, Series 90-60,
               Class K....................          59
        89   9.50%, 6/25/20, Series 90-63,
               Class H....................          99
       105   5.50%, 8/25/20, Series 90-93,
               Class G....................         108
       360   6.50%, 8/25/20, Series
               90-102, Class J............         376
         3   505.92%, 8/25/20, Series
               90-94, Class H, HB*........          27
         1   1118.04%, 8/25/20, Series
               90-95, Class J, HB.........          32
       653   9.00%, 10/25/20, Series
               90-120, Class H............         713
        70   19.91%, 11/25/20, Series
               90-134, Class SC, IF*......          87
         3   652.15%, 12/25/20, Series
               90-140, Class K, HB........          42
         0   907.68%, 2/25/21, Series
               91-7, Class K, HB*.........           9
       320   5.00%, 3/25/21, Series 91-24,
               Class Z....................         329
     3,850   7.00%, 3/25/21, Series 01-4,
               Class PC...................       4,204

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$       12   961.20%, 6/25/21, Series
               G-17, Class S, HB, IF*.....  $      191
     5,000   6.00%, 8/25/21, Series 01-71,
               Class JW...................       5,211
     7,038   6.50%, 9/25/21, Series 01-48,
               Class Z....................       7,612
        54   7.50%, 9/25/21, Series
               91-126, Class ZB...........          55
       817   13.94%, 9/25/21, Series G-28,
               Class S, IF*...............         930
       611   8.75%, 10/25/21, Series G-35,
               Class M....................         683
       262   19.33%, 12/25/21, Series
               G-51, Class SA, IF*........         328
     1,554   7.00%, 1/25/22, Series
               G92-15, Class Z............       1,653
     3,000   6.50%, 2/25/22, Series 02-1,
               Class HC...................       3,172
       464   7.50%, 2/25/22, Series 92-38,
               Class Z....................         493
        89   9.56%, 3/25/22, Series
               93-189, Class SH, IF*......          89
       332   7.50%, 4/25/22, Series
               G92-65, Class J............         332
         1   627.20%, 5/25/22, Series
               G92-27, Class SQ, HB,
               IF*........................         193
     2,795   5.50%, 6/25/22, Series 02-91,
               Class UH, IO...............         383
        72   7.50%, 6/25/22, Series
               92-101, Class J............          75
       402   7.00%, 7/25/22, Series
               G92-42, Class Z............         433
        31   7.00%, 7/25/22, Series
               93-103, Class PN, IO.......           0
     3,357   7.50%, 7/25/22, Series
               G92-35, Class E............       3,613
    18,471   8.00%, 7/25/22, Series
               G92-44, Class ZQ...........      20,242
         2   1184.78%, 7/25/22, Series
               G92-35, Class G, HB*.......          57
     1,892   6.00%, 8/25/22, Series
               92-136, Class PK...........       1,998
     1,008   6.50%, 8/25/22, Series 96-59,
               Class J....................       1,069
     1,633   0.00%, 9/25/22, Series 97-70,
               Class PO, PO...............       1,621
       528   1.18%, 9/25/22, Series
               G92-52, Class FD*..........         526

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    1,264   5.50%, 9/25/22, Series
               92-143, Class MA...........  $    1,323
       564   6.50%, 9/25/22, Series
               93-185, Class A, IO........          16
     4,335   7.50%, 9/25/22, Series
               G92-54, Class ZQ...........       4,719
     2,699   7.75%, 9/25/22, Series
               92-163, Class M............       2,936
       899   0.00%, 10/25/22, Series
               G92-62, Class B, PO........         753
       563   2.61%, 10/25/22, Series
               G92-59, Class F*...........         567
       554   3.01%, 10/25/22, Series
               G92-61, Class FJ*..........         555
       524   7.00%, 10/25/22, Series
               G92-61, Class Z............         558
     4,979   7.50%, 10/25/22, Series
               92-188, Class PZ...........       5,333
       147   16.55%, 10/25/22, Series
               92-201, Class SB, IF*......         164
       376   7.00%, 11/25/22, Series
               93-138, Class JH, IO.......           7
    20,655   6.50%, 12/1/22, Pool
               #555791....................      21,657
     4,000   5.00%, 12/25/22, Series
               03-122, Class TE...........       3,905
       810   9.29%, 12/25/22, Series
               93-225, Class VO, IF*......         827
     4,014   7.90%, 1/25/23, Series G93-1,
               Class KA...................       4,405
       831   6.50%, 2/25/23, Series 93-5,
               Class Z....................         884
    11,580   7.00%, 2/25/23, Series 97-61,
               Class ZC...................      12,604
       877   15.50%, 2/25/23, Series
               93-27, Class SA, IF*.......       1,074
       186   0.00%, 3/25/23, Series
               93-247, Class CB, PO.......         186
     1,223   6.50%, 3/25/23, Series
               G93-14, Class J............       1,275
     2,891   7.50%, 3/25/23, Series 93-25,
               Class J....................       3,129
     2,250   7.70%, 3/25/23, Series 93-21,
               Class KA...................       2,451
       469   7.50%, 4/1/23, Series 218,
               Class 2, IO................          88
       489   0.00%, 4/25/23, Series 98-4,
               Class C, PO................         434

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    2,801   6.00%, 4/25/23, Series
               G93-17, Class SI, IF*......  $    2,669
     4,000   13.69%, 4/25/23, Series
               98-43, Class SA, IF, IO*...       1,090
     1,357   16.08%, 4/25/23, Series
               93-62, Class SA, IF*.......       1,576
     5,000   5.50%, 5/25/23, Series 03-41,
               Class PE...................       5,029
     3,500   5.50%, 5/25/23, Series 03-39,
               Class LW...................       3,498
    19,923   0.00%, 6/25/23, Series
               93-257, Class C, PO........      18,163
    13,000   5.00%, 6/25/23, Series 03-83,
               Class PG...................      12,692
    53,361   6.53%, 6/25/23, Series 03-80,
               Class SY, IO, IF*..........       7,649
     2,202   0.00%, 7/25/23, Series
               93-159, Class PD, PO.......       2,176
     2,936   2.04%, 8/25/23, Series
               G93-27, Class FD*..........       2,970
     7,300   6.57%, 8/25/23, Series 96-14,
               Class SE, IF, IO*..........       1,330
    14,300   6.88%, 8/25/23, Series 02-83,
               Class CS...................      15,478
     7,597   6.91%, 8/25/23, Series 99-38,
               Class SK, IF, IO*..........         889
     1,690   0.00%, 9/25/23, Series
               93-205, Class H, PO........       1,500
       334   0.00%, 9/25/23, Series
               G93-37, Class H, PO........         266
     2,477   7.00%, 9/25/23, Series
               93-167, Class GA...........       2,656
       610   10.81%, 9/25/23, Series
               93-165, Class SD, IF*......         643
     1,326   12.00%, 9/25/23, Series
               93-165, Class SK, IF*......       1,509
     3,332   1.71%, 10/25/23, Series
               93-199, Class FA*..........       3,355
     1,000   3.71%, 10/25/23, Series
               93-189, Class FB*..........       1,001
       612   10.50%, 10/25/23, Series
               93-179, Class SC, IF*......         675
     1,708   20.18%, 10/25/23, Series
               99-52, Class NS, IF*.......       2,028
       920   21.40%, 10/25/23, Series
               93-179, Class SB, IF*......       1,115

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 66

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$      818   6.50%, 11/25/23, Series
               95-19, Class Z.............  $      887
     6,000   7.40%, 11/25/23, Series
               03-106, Class US, IF*......       4,857
       415   1.73%, 12/25/23, Series
               93-230, Class FA*..........         420
     2,500   2.16%, 12/25/23, Series
               93-247, Class FE*..........       2,538
       565   6.15%, 12/25/23, Series
               95-10, Class C.............         566
     1,200   6.50%, 12/25/23, Series
               93-225, Class UB...........       1,250
     2,424   6.75%, 12/25/23, Series
               94-55, Class G.............       2,508
     4,019   7.00%, 12/25/23, Series
               93-250, Class Z............       4,304
     1,159   11.04%, 12/25/23, Series
               93-247, Class SU, IF*......       1,285
       197   7.00%, 1/1/24, Pool #50966...         210
        44   3.68%, 2/25/24, Series 94-43,
               Class F*...................          44
       376   9.00%, 3/1/24, Series 265,
               Class 2....................         420
    13,170   6.50%, 3/25/24, Series 94-40,
               Class Z....................      14,083
     9,000   6.50%, 3/25/24, Series 02-4,
               Class VC...................       9,503
     5,000   6.50%, 3/25/24, Series 94-37,
               Class L....................       5,330
         4   7.06%, 3/25/24, Series 94-59,
               Class SB, IF*..............           4
       801   7.00%, 8/25/24, Series 01-37,
               Class PB...................         806
     1,281   8.50%, 1/25/25, Series 95-2,
               Class Z....................       1,415
       926   8.80%, 1/25/25, Series G95-1,
               Class C....................       1,031
       644   9.00%, 4/1/25, Pool
               #552737....................         720
     5,300   6.50%, 11/25/25, Series
               02-36, Class PE............       5,354
       655   9.00%, 12/1/25, Pool
               #550292....................         732
     2,500   7.00%, 1/25/26, Series 96-32,
               Class PH...................       2,637
     1,107   7.00%, 4/1/26, Pool
               #399269....................       1,177

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$      105   9.00%, 4/1/26, Pool
               #446278....................  $      118
       166   7.50%, 8/18/26, Series 97-29,
               Class PL, IO...............           1
     1,554   8.00%, 3/1/27, Pool
               #689977....................       1,695
    10,454   1.84%, 3/25/27, Series 97-20,
               Class IO, IO...............         741
       917   7.50%, 4/18/27, Series 97-27,
               Class J....................         987
     1,455   7.50%, 4/20/27, Series 97-29,
               Class J....................       1,549
     8,668   7.50%, 5/20/27, Series 97-39,
               Class PD...................       9,256
     1,189   8.00%, 6/1/27, Pool
               #695533....................       1,295
     1,277   6.50%, 7/18/27, Series 97-42,
               Class ZC...................       1,337
     5,000   7.25%, 7/18/27, Series 97-42,
               Class EN...................       5,364
     1,402   3.65%, 9/1/27, Pool
               #54844*....................       1,414
     3,507   7.00%, 12/18/27, Series
               97-81, Class PL, IO........         646
     1,758   8.00%, 6/1/28, Pool
               #535183....................       1,917
       407   9.50%, 7/1/28, Pool
               #457268....................         456
    13,355   6.00%, 7/18/28, Series 98-36,
               Class ZB...................      13,820
       889   6.00%, 12/1/28, Pool
               #455759....................         922
     5,128   7.01%, 12/25/28, Series
               98-66, Class SB*...........         590
     2,633   6.00%, 1/1/29, Pool
               #252211....................       2,728
     1,869   7.00%, 1/1/29, Pool
               #459097....................       1,981
     1,482   4.09%, 3/1/29, Pool
               #303532*...................       1,500
     3,943   6.50%, 3/1/29, Pool
               #252409....................       4,170
     2,881   5.50%, 4/18/29, Series 99-18,
               Class Z....................       2,726
     1,686   6.35%, 4/25/29, Series 99-17,
               Class C....................       1,770
     5,750   6.00%, 7/25/29, Series 01-80,
               Class PE...................       6,022
    13,000   6.00%, 7/25/29, Series 02-W5,
               Class A6...................      13,477

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    4,000   7.50%, 12/18/29, Series
               99-62, Class PB............  $    4,327
     2,234   7.00%, 12/25/29, Series
               02-36, Class HZ............       2,351
     5,647   6.98%, 2/25/30, Series 01-53,
               Class TS, IF, IO*..........         115
     8,041   7.50%, 2/25/30, Series 00-2,
               Class ZE...................       8,886
     5,771   7.96%, 7/25/30, Series 00-20,
               Class SA, IF, IO*..........         878
     5,000   6.25%, 8/25/30, Series 02-W5,
               Class A7...................       5,228
    16,704   6.98%, 11/25/30, Series
               02-W5, Class A10, IF,
               IO*........................       1,210
     1,461   8.50%, 1/25/31, Series 00-52,
               IO.........................         210
     7,800   7.00%, 3/25/31, Series 01-7,
               Class PF...................       8,219
     2,740   6.00%, 5/25/31, Series 01-31,
               Class VD...................       2,899
    13,605   6.00%, 7/25/31, Series 01-33,
               Class ID, IO...............       3,223
     4,100   7.00%, 7/25/31, Series 01-30,
               Class PM...................       4,356
     2,866   6.50%, 8/1/31, Pool
               #598559....................       3,033
     6,500   7.00%, 8/25/31, Series 01-36,
               Class DE...................       6,900
     4,072   6.50%, 9/25/31, Series 01-49,
               Class Z....................       4,262
     5,000   7.00%, 9/25/31, Series 01-44,
               Class PD...................       5,266
    10,255   7.00%, 9/25/31, Series 01-44,
               Class MY...................      11,079
     5,000   7.00%, 9/25/31, Series 01-44,
               Class PU...................       5,278
     3,621   6.50%, 10/25/31, Series
               01-52, Class KB............       3,798
     6,000   19.59%, 10/25/31, Series
               03-52, Class SX, IF*.......       7,448
    10,581   6.00%, 11/25/31, Series
               02-74, Class VA............      11,101
    12,500   6.00%, 11/25/31, Series
               02-74, Class VB............      13,096
     6,514   7.00%, 11/25/31, Series
               01-61, Class Z.............       6,781
     3,664   14.81%, 12/25/31, Series
               01-72, Class SX*...........       3,973

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    5,494   21.55%, 2/25/32, Series 02-1,
               Class SA, IF*..............  $    6,536
    12,774   6.84%, 3/15/32, Series 2450,
               Class SW, IF, IO*..........       1,185
    31,363   1.60%, 3/25/32, Series 02-12,
               Class SJ, IF, IO*..........       1,155
       660   10.00%, 3/25/32, Series
               02-13, Class ST*...........         726
     1,109   0.00%, 4/25/32, Series 02-21,
               Class LO, PO...............         878
     5,459   6.50%, 4/25/32, Series 02-59,
               Class VA...................       5,706
     7,000   6.50%, 4/25/32, Series 02-21,
               Class PE...................       7,410
    11,800   6.50%, 4/25/32, Series 02-59,
               Class VB...................      12,445
    14,000   6.50%, 5/25/32, Series 02-28,
               Class PK...................      14,878
     1,620   7.00%, 6/1/32, Pool
               #649734....................       1,716
     6,649   6.50%, 6/25/32, Series 02-37,
               Class Z....................       7,009
     1,478   16.06%, 7/25/32, Series
               03-89, Class AS, IF*.......       1,481
     6,048   7.00%, 8/1/32, Pool
               #649624....................       6,436
    10,000   6.50%, 11/25/32, Series
               02-48, Class GH............      10,526
     7,375   0.00%, 12/1/32, Series 329,
               Class 1, PO................       5,824
     3,553   6.00%, 12/1/32, Pool
               #675555....................       3,675
        69   0.00%, 12/25/32, Series
               02-85, Class PO, PO........          69
       711   13.70%, 1/25/33, Series
               02-95, Class SJ, IF*.......         709
       516   13.70%, 1/25/33, Series
               02-95, Class S IF*.........         518
     1,643   7.00%, 2/1/33, Pool
               #653815....................       1,741
     1,314   6.00%, 3/1/33, Pool
               #674349....................       1,359
     1,606   6.00%, 3/1/33, Pool
               #688655....................       1,662
     1,605   6.00%, 3/1/33, Pool
               #688625....................       1,660
     1,363   6.00%, 3/1/33, Pool
               #695584....................       1,410
     1,950   4.00%, 5/25/33, Series 03-42,
               Class GB...................       1,653

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 68

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$      837   5.72%, 5/25/33, Series 03-39,
               Class SA, IF*..............  $      829
     4,667   6.00%, 5/25/33, Series 03-34,
               Class AX...................       4,685
     4,027   6.00%, 5/25/33, Series 03-34,
               Class ED...................       4,092
     7,434   6.00%, 5/25/33, Series 03-39,
               Class IO, IO...............       1,262
     2,000   5.75%, 6/25/33, Series 03-47,
               Class PE...................       1,905
     2,090   4.68%, 7/25/33, Series 03-66,
               Class SK, IF*..............       1,930
     2,278   10.95%, 7/25/33, Series
               03-64, Class SX, IF*.......       1,900
     8,012   5.98%, 8/25/33, Series 03-71,
               Class DS, IF*..............       6,554
     5,905   10.64%, 9/25/33, Series
               03-91, Class SD*...........       5,838
    92,469   6.48%, 11/25/33, Series
               03-116, Class SB*..........       8,686
     3,283   6.50%, 10/25/42, Series
               03-W4, Class 2A............       3,489
     5,000   4.75%, 12/25/42, Series
               03-W8, Class 1A3...........       5,110
    19,712   6.50%, 12/25/42, Series
               03-W1, Class 1A1...........      20,949
     6,937   7.50%, 12/25/42, Series
               03-W1, Class 2A............       7,599
                                            ----------
                                             1,024,131
                                            ----------
Freddie Mac (23.1%):
       552   6.46%, 9/15/04, Series 1982,
               Class SB, IF, IO*..........          10
         1   1008.12%, 5/15/06, Series
               1072, Class A, HB*.........           2
         1   1008.12%, 6/15/06, Series
               1098, Class M, HB*.........           1
         1   981.87%, 6/15/07, Series
               1298, Class L, HB..........          12
       570   7.00%, 1/15/08, Series 1473,
               Class HA...................         587
       289   7.81%, 2/15/08, Series 1465,
               Class SA, IF, IO*..........          23
       190   3.56%, 5/15/08, Series 1506,
               Class F*...................         191
     5,000   6.50%, 5/15/08, Series 1512,
               Class J....................       5,314
     2,000   6.50%, 5/15/08, Series 1513,
               Class N....................       2,121

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$      646   7.31%, 5/15/08, Series 1506,
               Class SD, IF, IO*..........  $       52
        39   16.63%, 5/15/08, Series 1506,
               Class S, IF*...............          45
       868   12.13%, 7/15/08, Series 1544,
               Class J, IF*...............         944
     1,192   0.00%, 8/15/08, Series 1561,
               Class TA, PO...............       1,149
     1,445   0.00%, 8/15/08, Series 1900,
               Class T, PO................       1,380
       895   2.69%, 8/15/08, Series 1575,
               Class FB*..................         909
        68   2.86%, 8/15/08, Series 1563,
               Class FA*..................          68
       373   15.94%, 8/15/08, Series 1575,
               Class SB, IF*..............         412
     1,357   0.00%, 10/15/08, Series 1967,
               Class PC, PO...............       1,306
     1,678   6.00%, 11/15/08, Series 1807,
               Class A....................       1,753
     1,153   12.91%, 11/15/08, Series
               1604, Class SA, IF*........       1,258
     2,003   13.20%, 11/15/08, Series
               1612, Class SD, IF*........       2,188
     1,866   17.94%, 11/15/08, Series
               1606, Class SC, IF*........       2,134
       213   1.69%, 12/15/08, Series 1624,
               Class FB*..................         213
        33   3.01%, 12/15/08, Series 1647,
               Class FB*..................          33
       743   8.50%, 12/15/08, Series 1625,
               Class SD, IF*..............         782
        77   12.98%, 12/15/08, Series
               1647, Class SB, IF*........          78
        94   14.39%, 12/15/08, Series
               1647, Class SA, IF*........          95
       508   17.41%, 12/15/08, Series
               2017, Class SE, IF*........         581
       649   8.50%, 1/15/09, Series 1659,
               Class SB, IF*..............         681
       182   0.00%, 2/15/09, Series 1679,
               Class N, PO................         181
       226   6.40%, 2/15/09, Series 1679,
               Class O....................         227
       190   12.08%, 2/15/09, Series 1796,
               Class S, IF*...............         195
     4,108   14.16%, 2/15/09, Series 2412,
               Class SE...................       4,505
       451   6.00%, 3/15/09, Series 1693,
               Class Z....................         454

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    1,255   6.50%, 3/15/09, Series 1701,
               Class B....................  $    1,278
     1,332   10.18%, 3/15/09, Series 1698,
               Class SC, IF*..............       1,444
     1,774   6.50%, 5/1/09, Gold Pool
               #G11216....................       1,885
     2,435   6.00%, 9/15/09, Series 2097,
               Class PV...................       2,577
     2,637   5.50%, 5/15/10, Series 2521,
               Class PU...................       2,785
     2,477   7.50%, 9/1/10, Gold Pool
               #E62448....................       2,646
     3,187   7.00%, 2/15/11, Series 2314,
               Class Vl...................       3,239
     1,492   7.50%, 4/1/11, Gold Pool
               #E65441....................       1,592
       202   6.00%, 10/15/11, Series 2102,
               Class TY, IO...............           1
     3,795   6.00%, 3/15/12, Series 2115,
               Class PD...................       3,837
     2,796   6.00%, 10/15/12, Series 2391,
               Class VQ...................       2,987
     2,606   6.50%, 10/15/12, Series 2401,
               Class VE...................       2,649
     2,642   6.50%, 12/15/12, Series 2419,
               Class VG...................       2,773
     4,550   6.30%, 1/15/13, Series 2025,
               Class PE...................       4,822
     5,200   6.50%, 5/15/13, Series 2055,
               Class OE...................       5,501
     4,143   6.00%, 8/15/13, Series 2513,
               Class VA...................       4,324
     5,514   5.50%, 9/15/13, Series 2518,
               Class PX...................       5,769
     7,401   5.50%, 10/15/13, Series 2527,
               Class VU...................       7,667
       317   6.50%, 10/15/13, Series 1844,
               Class E....................         326
     2,000   6.50%, 10/15/13, Series 1596,
               Class D....................       2,157
       806   7.00%, 10/15/13, Series 1595,
               Class D....................         849
       304   17.90%, 10/15/13, Series
               1607, Class SA, IF*........         355
     7,008   6.00%, 12/15/13, Series 2102,
               Class TC...................       7,509
     7,000   6.00%, 12/15/13, Series 2102,
               Class TU...................       7,432
    24,750   6.00%, 1/15/14, Series 2115,
               Class PE...................      26,407

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   12,417   6.00%, 2/15/14, Series 2594,
               Class VP...................  $   13,135
     3,662   0.00%, 3/15/14, Series 2355,
               Class BC, PO...............       3,616
     5,732   6.00%, 3/15/14, Series 2594,
               Class VA...................       6,062
       898   6.50%, 3/15/14, Series 2135,
               Class UK, IO...............         126
     3,000   7.00%, 5/15/14, Series 2335,
               Class VH...................       3,190
       243   7.00%, 5/15/14, Series 2299,
               Class G....................         243
    11,953   6.00%, 7/15/14, Series 2405,
               Class PC...................      12,151
     1,821   7.50%, 10/1/14, Gold Pool
               #G11169....................       1,945
     3,400   5.50%, 12/15/14, Series 2374,
               Class PV...................       3,552
     3,710   5.00%, 2/15/15, Series 2638,
               Class IA, IO...............         266
     4,000   6.00%, 4/15/15, Series 2368,
               Class TE...................       4,063
     5,000   5.50%, 5/15/15, Series 2391,
               Class QE...................       5,187
       228   12.00%, 8/1/15, Pool
               #170269....................         257
     3,803   6.00%, 8/15/15, Series 2371,
               Class VB...................       3,981
    13,390   6.50%, 9/15/15, Series 2353,
               Class PC...................      13,724
     1,482   7.50%, 11/1/15, Pool
               #E99747....................       1,583
       679   8.50%, 11/1/15, Gold Pool
               #E81720....................         744
     1,283   8.50%, 11/15/15, Series 2496,
               Class LD...................       1,329
     5,500   5.50%, 12/15/15, Series 2500,
               Class GD...................       5,732
       888   6.50%, 12/15/15, Series 2054,
               Class VB...................         890
     5,000   5.50%, 2/15/16, Series 2500,
               Class TD...................       5,215
    16,000   5.00%, 5/15/16, Series 2721,
               Class PI, IO...............       1,880
     5,464   5.50%, 6/15/16, Series 2498,
               Class UD...................       5,708
         3   7.50%, 7/1/16, Pool
               #274081....................           3
     2,000   6.50%, 7/15/16, Series 2304,
               Class VB...................       2,112

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 70

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    5,000   6.50%, 7/15/16, Series 2295,
               Class VB...................  $    5,239
     1,146   6.50%, 8/1/16, Pool #E85156..       1,214
     4,700   6.50%, 8/15/16, Series 2345,
               Class PQ...................       5,042
     2,500   6.00%, 9/15/16, Series 2363,
               Class PF...................       2,659
    15,000   6.00%, 9/15/16, Series 2360,
               Class PG...................      15,899
     6,000   6.00%, 9/15/16, Series 2355,
               Class BP...................       6,383
     6,000   6.00%, 9/15/16, Series 2353,
               Class TD...................       6,418
     2,000   6.00%, 9/15/16, Series 2359,
               Class PM...................       2,124
     5,000   6.00%, 10/15/16, Series 2366,
               Class MD...................       5,319
     3,751   6.50%, 10/15/16, Series 2349,
               Class NW...................       3,985
    19,051   5.94%, 11/15/16, Series 2638,
               Class SA, IF*..............       1,989
    10,000   6.50%, 11/15/16, Series 2369,
               Class VB...................      10,387
    13,500   5.50%, 12/15/16, Series 2391,
               Class QR...................      14,093
     5,458   6.00%, 12/15/16, Series 2394,
               Class MC...................       5,810
     3,000   5.50%, 2/15/17, Series 2541,
               Class GX...................       3,127
     6,000   6.00%, 3/15/17, Series 2425,
               Class OB...................       6,378
     1,107   7.00%, 4/1/17, Gold Pool
               #E89332....................       1,183
     1,450   5.50%, 6/1/17, Gold Pool
               #E01173....................       1,504
     2,500   5.50%, 6/15/17, Series 2458,
               Class QE...................       2,614
     5,524   4.50%, 8/15/17, Series 2640,
               Class UR, IO...............         624
     4,000   6.50%, 8/15/17, Series 2342,
               Class PW...................       4,245
     1,290   6.50%, 11/1/17, Gold Pool
               #E01277....................       1,367
     1,318   6.50%, 12/1/17, Gold Pool
               #E01312....................       1,397
     6,000   5.50%, 12/15/17, Series 2537,
               Class TE...................       6,202
     6,300   6.50%, 12/15/17, Series 2357,
               Class VX...................       6,643

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    1,674   6.00%, 4/1/18, Gold Pool
               #E01403....................  $    1,757
     7,000   6.50%, 4/15/18, Series 2461,
               Class VB...................       7,339
    20,854   4.00%, 5/15/18, Series 2643,
               Class KG...................      21,349
     3,000   4.50%, 5/15/18, Series 2611,
               Class UH...................       2,819
     4,000   4.50%, 5/15/18, Series 2617,
               Class GR...................       3,764
    14,260   4.94%, 6/15/18, Series 2637,
               Class SA*..................       1,216
     9,781   4.00%, 8/1/18, Pool #E01424..       9,570
    15,000   4.00%, 9/15/18, Series 2675,
               Class CK...................      13,670
     1,954   6.50%, 11/15/18, Series 2345,
               Class VB...................       1,979
    20,100   6.00%, 1/15/19, Series 2367,
               Class VD...................      21,017
     2,728   7.00%, 1/25/19, Series 03-67,
               Class VQ...................       2,847
     1,470   6.50%, 3/15/19, Series 2134,
               Class PI, IO...............         249
       926   3.28%, 7/1/19, Pool
               #846489*...................         954
        86   12.00%, 7/1/19, Pool
               #555238....................          97
     5,000   6.00%, 7/15/19, Series 2435,
               Class VH...................       5,139
       778   9.50%, 7/15/19, Series 11,
               Class D....................         780
       233   9.50%, 4/15/20, Series 22,
               Class C....................         234
       336   9.60%, 4/15/20, Series 23,
               Class F....................         337
         8   84.00%, 5/15/20, Series 41,
               Class I, HB................           8
    15,500   6.50%, 6/15/20, Series 2362,
               Class PD...................      15,942
        67   10.00%, 6/15/20, Series 47,
               Class F....................          68
     9,400   6.00%, 8/15/20, Series 2594,
               Class VQ...................       9,661
       175   9.00%, 10/15/20, Series 1807,
               Class G....................         190
     5,000   6.00%, 12/15/20, Series 2392,
               Class PV...................       5,223
       145   9.50%, 1/15/21, Series 99,
               Class Z....................         146

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$        0   1067.64%, 2/15/21, Series
               1045, Class G, HB*.........  $        1
       178   9.00%, 4/15/21, Series 1065,
               Class J....................         195
        60   0.04%, 5/15/21, Series 1079,
               Class S, IF*...............          62
       208   0.11%, 5/15/21, Series 1084,
               Class S, IF*...............         234
       297   2.14%, 5/15/21, Series 1084,
               Class F*...................         298
       315   5.50%, 8/15/21, Series 1116,
               Class I....................         315
       211   8.50%, 9/15/21, Series 1144,
               Class KB...................         211
     7,366   5.00%, 10/15/21, Series 2619,
               Class IM, IO...............         835
    17,974   6.44%, 10/15/21, Series 2686,
               Class NS, IO, IF*..........       2,061
    48,342   6.49%, 10/15/21, Series 2611,
               Class SH, IF, IO*..........       5,180
         1   1182.96%, 11/15/21, Series
               1172, Class L, HB*.........           5
        11   1029.55%, 1/15/22, Series
               1196, Class B, HB*.........          60
     4,826   8.00%, 2/15/22, Series 1212,
               Class IZ...................       5,104
        77   9.00%, 4/1/22, Series 134,
               Class B, IO................           2
       511   7.00%, 5/15/22, Series 1250,
               Class J....................         525
       752   7.50%, 8/15/22, Series 1343,
               Class LB...................         789
       595   8.00%, 8/15/22, Series 1343,
               Class LA...................         628
       280   6.50%, 8/25/22, Series 8,
               Class J....................         281
     1,622   2.34%, 9/15/22, Series 1370,
               Class JA*..................       1,645
     3,842   2.50%, 9/15/22, Series 1591,
               Class FH*..................       3,853
     3,522   12.58%, 9/15/22, Series 1591,
               Class SH*..................       3,580
     3,000   5.50%, 10/15/22, Series 2512,
               Class PG...................       3,002
     2,500   6.00%, 10/15/22, Series 2323,
               Class VO...................       2,613
    15,990   6.50%, 11/1/22, Pool
               #G30234....................      16,792

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    5,000   5.00%, 11/15/22, Series 2672,
               Class ME...................  $    4,882
     3,206   11.78%, 11/15/22, Series
               1592, Class KB, IF*........       3,308
     4,473   6.00%, 12/1/22, Pool
               #C90600....................       4,648
        26   1.84%, 12/15/22, Series 1483,
               Class FB*..................          26
     1,327   4.08%, 12/15/22, Series 1455,
               Class WB, IF*..............       1,266
     4,500   5.50%, 12/15/22, Series 2535,
               Class BK...................       4,659
     4,000   5.00%, 1/1/23, Series 2715,
               Class OG...................       3,891
     3,114   1.87%, 1/15/23, Series 1603,
               Class IF*..................       3,124
       109   2.91%, 2/15/23, Series 1470,
               Class F*...................         108
     6,864   7.50%, 2/15/23, Series 1466,
               Class PZ...................       7,320
     3,388   7.00%, 3/25/23, Series 8,
               Class ZA...................       3,697
     7,000   2.34%, 4/15/23, Series 1498,
               Class I, IF*...............       7,130
       511   3.71%, 4/15/23, Series 1672,
               Class FB*..................         510
     4,211   7.00%, 4/15/23, Series 1502,
               Class PX...................       4,527
     9,598   5.00%, 5/15/23, Series 1798,
               Class F....................       9,854
     1,203   7.00%, 5/15/23, Series 1505,
               Class Q....................       1,276
     3,059   7.99%, 5/15/23, Series 1518,
               Class G, IF*...............       3,087
         3   1651.68%, 5/15/23, Series
               204, Class E, HB, IF*......          50
    47,376   5.39%, 6/15/23, Series 2626,
               Class NS, IO, IF*..........       4,312
     2,168   3.66%, 7/15/23, Series 1541,
               Class O*...................       2,171
     2,500   6.50%, 7/15/23, Series 1558,
               Class D....................       2,660
       796   19.98%, 7/15/23, Series 1541,
               Class M, IF*...............       1,002
     2,100   2.38%, 8/15/23, Series 1611,
               Class JA*..................       2,159
       277   3.41%, 8/15/23, Series 1570,
               Class F*...................         277
     2,000   18.12%, 8/15/23, Series 1611,
               Class JB, IF*..............       2,259

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 72

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$      946   6.25%, 9/15/23, Series 1589,
               Class Z....................  $      954
     7,500   6.50%, 9/15/23, Series 1608,
               Class L....................       8,058
     4,173   7.00%, 9/15/23, Series 1573,
               Class PZ...................       4,513
     2,623   7.00%, 9/25/23, Series 29,
               Class J....................       2,794
     4,000   6.25%, 10/15/23, Series 1591,
               Class PV...................       4,257
     1,556   9.67%, 10/15/23, Series 1689,
               Class SD, IF*..............       1,620
       343   18.89%, 10/15/23, Series
               1602, Class SA, IF*........         351
     1,047   6.00%, 11/15/23, Series 1685,
               Class Z....................       1,069
     5,000   6.00%, 11/15/23, Series 1642,
               Class PJ...................       5,304
     3,340   14.76%, 11/15/23, Series
               1609, Class LG, IF*........       3,781
     8,000   4.50%, 12/15/23, Series 2716,
               Class UN, IF, IO*..........       7,326
     3,900   6.50%, 12/15/23, Series 2283,
               Class K....................       4,215
     9,974   6.50%, 1/15/24, Series 2345,
               Class PV...................      10,424
     2,220   0.00%, 2/15/24, Series 1865,
               Class D, PO................       2,170
     3,142   0.00%, 2/15/24, Series 1700,
               Class GA, PO...............       2,889
       806   10.00%, 2/15/24, Series 1671,
               Class QC, IF*..............         820
       163   16.57%, 2/15/24, Series 1686,
               Class SH, IF*..............         174
       702   1.79%, 3/15/24, Series 1699,
               Class FC*..................         703
       369   3.51%, 3/15/24, Series 1709,
               Class FA*..................         369
     1,000   7.00%, 3/15/24, Series 1695,
               Class EB...................       1,079
     2,502   7.00%, 3/15/24, Series 1706,
               Class K....................       2,707
     1,919   22.86%, 3/15/24, Series 2033,
               Class SN, IF, IO*..........         692
    21,525   0.60%, 4/25/24, Series 55,
               Class Gl, IF, IO*..........         196
     1,686   0.00%, 5/15/24, Series 2306,
               Class K, PO................       1,498

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    3,983   6.24%, 5/15/24, Series 2306,
               Class SE, IF, IO*..........  $      510
     1,433   7.50%, 8/15/24, Series 1745,
               Class D....................       1,507
    12,454   18.11%, 2/15/25, Series 2656,
               Class SH, IF*..............      13,106
     1,983   6.50%, 3/15/26, Series 1829,
               Class ZB...................       2,116
     1,617   6.50%, 7/15/26, Series 1863,
               Class Z....................       1,727
        34   6.50%, 9/15/26, Series 2067,
               Class PD...................          34
     1,680   7.50%, 9/15/26, Series 1890,
               Class H....................       1,794
     4,435   8.00%, 9/15/26, Series 1899,
               Class ZE...................       4,747
     3,976   7.50%, 1/15/27, Series 1963,
               Class Z....................       4,216
       284   1.89%, 2/15/27, Series 1935,
               Class FL*..................         283
     5,608   6.00%, 5/15/27, Series 1981,
               Class Z....................       5,766
     4,410   6.50%, 7/15/27, Series 2137,
               Class TG...................       4,479
       687   7.25%, 7/15/27, Series 1970,
               Class PG...................         718
     3,315   7.50%, 9/15/27, Series 1987,
               Class PE...................       3,511
     1,386   6.50%, 10/15/27, Series 2136,
               Class PQ...................       1,412
       319   7.00%, 10/15/27, Series 1995,
               Class EJ, IO...............           3
     4,426   6.50%, 12/15/27, Series 2019,
               Class Z....................       4,697
     3,000   6.00%, 2/15/28, Series 2143,
               Class CD...................       3,103
     9,399   6.00%, 2/15/28, Series 2130,
               Class QR...................       9,744
     4,482   15.90%, 2/15/28, Series 2189,
               Class SA, IF*..............       4,927
     5,851   7.00%, 3/15/28, Series 2038,
               Class PN, IO...............         771
     2,750   7.50%, 3/15/28, Series 2040,
               Class PE...................       2,990
     8,225   7.50%, 5/15/28, Series 2054,
               Class PV...................       8,799
     4,750   6.25%, 8/15/28, Series 2075,
               Class PM...................       4,993
    16,375   6.50%, 8/15/28, Series 2075,
               Class PH...................      17,357

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    6,000   6.00%, 9/15/28, Series 2086,
               Class GB...................  $    6,269
     7,000   6.50%, 10/15/28, Series 2362,
               Class PJ...................       7,171
     7,472   7.00%, 10/15/28, Series 2089,
               Class PJ, IO...............       1,191
    10,205   6.00%, 11/15/28, Series 2095,
               Class PE...................      10,682
     4,006   6.00%, 2/15/29, Series 2125,
               Class JZ...................       4,096
     1,946   25.70%, 3/15/29, Series 2132,
               Class SB, IF*..............       2,435
     1,049   7.00%, 4/15/29, Series 2141,
               Class IO, IO...............         171
     4,000   7.00%, 6/15/29, Series 2169,
               Class TB...................       4,328
     3,081   7.50%, 6/15/29, Series 2163,
               Class PC, IO...............         399
     2,500   7.00%, 7/15/29, Series 2172,
               Class QC...................       2,708
     3,130   7.00%, 8/15/29, Series 2176,
               Class OJ...................       3,280
     5,470   6.00%, 11/15/29, Series 2460,
               Class VZ...................       5,659
     5,000   8.00%, 11/15/29, Series 2201,
               Class C....................       5,486
     3,000   8.00%, 1/15/30, Series 2209,
               Class TC...................       3,328
     5,466   8.00%, 1/15/30, Series 2210,
               Class Z....................       5,853
     1,964   8.00%, 3/15/30, Series 2224,
               Class CB...................       2,078
     2,928   22.20%, 3/15/30, Series 2534,
               Class SN, IF*..............       3,027
     1,084   3.64%, 4/1/30, Pool
               #846812*...................       1,130
     6,229   8.00%, 4/15/30, Series 2230,
               Class Z....................       6,647
     6,000   6.00%, 5/15/30, Series 2565,
               Class MB...................       6,228
     1,054   6.50%, 5/15/30, Series 2440,
               Class AO...................       1,062
     2,876   7.50%, 5/15/30, Series 2234,
               Class PZ...................       3,068
     4,912   7.50%, 8/15/30, Series 2247,
               Class Z....................       5,113
     3,000   7.25%, 9/15/30, Series 2256,
               Class MC...................       3,160
     6,237   7.00%, 10/15/30, Series 2259,
               Class ZM...................       6,669

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$      815   7.50%, 10/15/30, Series 2261,
               Class ZY...................  $      854
     1,932   7.50%, 10/15/30, Series 2262,
               Class Z....................       2,025
    10,000   7.25%, 12/15/30, Series 2271,
               Class PC...................      10,590
     2,598   6.50%, 2/15/31, Series 2382,
               Class TL, IO...............         218
     5,000   7.00%, 3/15/31, Series 2296,
               Class PD...................       5,319
     9,373   6.50%, 4/15/31, Series 2317,
               Class VG...................       9,802
     5,000   6.50%, 5/15/31, Series 2313,
               Class LA...................       5,311
     5,300   7.00%, 6/15/31, Series 2325,
               Class PM...................       5,735
     2,532   8.50%, 6/15/31, Series 2359,
               Class ZB...................       2,740
    24,429   6.50%, 8/15/31, Series 2344,
               Class ZD...................      26,132
     3,000   6.50%, 8/15/31, Series 2454,
               Class BG...................       3,156
     1,629   6.50%, 8/15/31, Series 2351,
               Class PZ...................       1,727
     8,285   6.50%, 8/15/31, Series 2345,
               Class NE...................       8,687
     4,653   6.50%, 8/15/31, Series 2344,
               Class ZJ...................       4,874
     2,934   8.50%, 9/15/31, Series 2519,
               Class BT...................       3,200
     4,200   6.50%, 10/15/31, Series 2367,
               Class ME...................       4,412
     2,200   5.00%, 1/15/32, Series 2640,
               Class UG, IO...............         681
     5,000   6.50%, 1/15/32, Series 2399,
               Class OH...................       5,244
     8,000   6.50%, 1/15/32, Series 2399,
               Class TH...................       8,414
     3,299   5.00%, 2/15/32, Series 2672,
               Class WD...................       3,259
     4,000   6.38%, 2/15/32, Series 2410,
               Class OE...................       4,205
    10,000   6.50%, 2/15/32, Series 2410,
               Class NG...................      10,601
     9,410   6.50%, 2/15/32, Series 2420,
               Class XK...................       9,869
     8,546   7.49%, 2/15/32, Series 2410,
               Class QX, IF, IO*..........         663
     3,625   13.78%, 2/15/32, Series 2412,
               Class SP, IF*..............       3,760

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 74

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    7,250   16.48%, 2/15/32, Series 2410,
               Class QS, IF*..............  $    8,213
     3,121   5.00%, 3/15/32, Series 2659,
               Class ZE...................       3,143
     6,000   6.50%, 3/15/32, Series 2430,
               Class WF...................       6,283
    15,965   6.79%, 3/15/32, Series 2444,
               Class ES, IF, IO*..........       1,729
    10,000   7.00%, 3/15/32, Series 2423,
               Class MT...................      10,567
     7,500   7.00%, 3/15/32, Series 2423,
               Class MC...................       7,941
     5,100   6.50%, 4/15/32, Series 2466,
               Class PG...................       5,355
     1,500   6.50%, 4/15/32, Series 2435,
               Class CJ...................       1,569
     7,000   7.00%, 4/15/32, Series 2434,
               Class TC...................       7,411
     8,600   7.00%, 4/15/32, Series 2436,
               Class MC...................       9,260
    10,064   6.50%, 5/15/32, Series 2455,
               Class GK...................      10,697
     5,584   7.00%, 5/15/32, Series 2450,
               Class GZ...................       5,949
     2,500   6.50%, 6/15/32, Series 2466,
               Class PH...................       2,620
     7,000   6.50%, 6/15/32, Series 2462,
               Class JG...................       7,406
     1,084   7.00%, 7/1/32, Pool
               #C68485....................       1,147
     3,946   6.50%, 7/15/32, Series 2484,
               Class LZ...................       4,118
     5,000   6.50%, 7/15/32, Series 2474,
               Class NR...................       5,243
    10,793   7.50%, 7/25/32, Series T-41,
               Class 3A...................      11,825
     2,238   7.00%, 8/1/32, Gold Pool
               #G01448....................       2,368
     6,000   6.00%, 9/15/32, Series 2500,
               Class MC...................       6,152
     2,106   12.86%, 11/15/32, Series
               2527, Class QS, IF*........       2,011
     6,500   6.00%, 12/15/32, Series 2544,
               Class HC...................       6,514
     5,000   6.00%, 12/15/32, Series 2543,
               Class YX...................       5,144
     6,720   6.00%, 1/15/33, Series 2552,
               Class ME...................       6,736
    46,918   5.84%, 2/15/33, Series 2599,
               Class DS, IF, IO*..........       5,161

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   10,000   6.00%, 2/15/33, Series 2575,
               Class ME...................  $   10,285
     3,400   6.00%, 2/15/33, Series 2567,
               Class QD...................       3,340
    32,736   6.39%, 2/15/33, Series 2597,
               Class DS, IF, IO*..........       4,258
    50,913   5.94%, 3/15/33, Series 2610,
               Class DS, IF, IO*..........       5,844
     3,663   6.00%, 3/15/33, Series 2596,
               Class QG...................       3,669
    20,034   6.50%, 3/15/33, Series 2586,
               Class WI, IO...............       3,386
       677   13.84%, 3/15/33, Series 2583,
               Class SC, IF*..............         682
     3,938   5.00%, 6/15/33, Series 2624,
               Class IU, IO...............         530
     2,100   10.95%, 6/15/33, Series 2631,
               Class BS, IF*..............       1,728
     4,000   11.22%, 7/15/33, Series 2638,
               Class XS, IF*..............       3,906
     1,359   0.00%, 8/15/33, Series 2677,
               Class EO, PO...............       1,051
     3,793   0.00%, 8/15/33, Series 2663,
               Class EO, PO...............       2,625
     8,873   5.50%, 10/1/33, Pool
               #A13625....................       8,987
     6,482   7.26%, 10/15/33, Series 2691,
               Class WS, IF*..............       5,446
     7,180   7.50%, 8/25/42, Series T-51,
               Class 2A...................       7,866
    32,779   6.50%, 2/25/43, Series T-54,
               Class 2A...................      34,877
    11,892   7.00%, 2/25/43, Series T-54,
               Class 3A...................      12,829
     3,746   0.00%, 9/25/43, Series T-58,
               Class A, PO................       2,926
                                            ----------
                                             1,276,849
                                            ----------
Government National Mortgage Assoc. (8.7%):
        71   8.50%, 7/15/08, Pool
               #023594....................          77
     7,230   6.00%, 3/20/12, Series 02-70,
               Class AV...................       7,700
    18,223   6.00%, 3/20/13, Series 02-67,
               Class VA...................      19,052
     1,372   7.00%, 8/16/13, Series 96-22,
               Class VB...................       1,392
     3,246   6.00%, 11/20/13, Series
               02-79, Class KV............       3,411

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    3,747   5.50%, 12/20/13, Series 03-4,
               Class NY...................  $    3,919
     2,796   6.00%, 12/20/14, Series
               02-71, Class VJ............       2,907
     6,739   8.00%, 1/15/16, Pool
               #781570....................       7,288
        47   9.00%, 12/15/16, Pool
               #190923....................          53
     1,553   6.50%, 6/15/17, Pool
               #589297....................       1,657
     2,761   6.50%, 7/20/17, Series 01-60,
               Class VP...................       2,913
     8,000   6.50%, 9/20/17, Series 02-47,
               Class VB...................       8,465
       951   6.50%, 12/15/17, Pool
               #603460....................       1,015
     5,744   6.00%, 12/20/17, Series
               02-88, Class VA............       6,001
     6,000   6.50%, 4/20/18, Series 02-41,
               Class VB...................       6,345
    11,000   6.50%, 7/20/19, Series 02-36,
               Class VB...................      11,617
     3,000   6.50%, 7/20/22, Series 02-40,
               Class VD...................       3,105
       368   8.00%, 9/15/22, Pool
               #297628....................         404
       156   7.50%, 11/15/22, Pool
               #313110....................         168
       432   11.05%, 12/16/22, Series
               00-30, Class ST, IF*.......         453
        41   7.50%, 3/15/23, Pool
               #345288....................          44
     8,422   7.49%, 7/16/24, Series 94-3,
               Class PQ...................       9,312
     7,200   7.99%, 7/16/24, Series 94-4,
               Class KQ...................       7,926
    12,000   6.50%, 10/16/24, Series 94-7,
               Class PQ...................      12,943
       877   8.50%, 5/20/25, Pool #2006...         956
     5,400   7.50%, 9/17/25, Series 98-26,
               Class K....................       5,860
        91   8.00%, 12/20/25, Pool
               #2141......................          99
     2,243   7.50%, 6/16/26, Series 00-9,
               Class PB...................       2,443
       335   8.00%, 6/20/26, Pool #2234...         363
     6,538   7.50%, 8/16/26, Series 96-16,
               Class E....................       7,048
       199   8.00%, 8/20/26, Pool #2270...         216

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$      230   8.00%, 9/20/26, Pool #2285...  $      250
       278   8.00%, 11/20/26, Pool
               #2324......................         301
    11,769   7.50%, 5/16/27, Series 97-8,
               Class PN...................      12,623
     2,853   7.50%, 7/20/27, Series 97-11,
               Class D....................       3,051
       426   8.00%, 10/20/27, Pool
               #2499......................         461
       445   8.00%, 11/20/27, Pool
               #2512......................         482
       247   8.00%, 12/20/27, Pool
               #2525......................         268
       713   7.50%, 2/20/28, Pool #2549...         760
       989   6.50%, 3/15/28, Pool
               #554108....................       1,045
        21   8.00%, 5/15/28, Pool
               #476291....................          23
       112   8.00%, 5/15/28, Pool
               #460372....................         121
        69   8.00%, 5/15/28, Pool
               #456883....................          75
       166   7.50%, 7/15/28, Pool
               #481872....................         179
       175   8.00%, 7/15/28, Pool
               #468066....................         191
       152   8.00%, 8/15/28, Pool
               #468149....................         166
       579   7.50%, 9/15/28, Pool
               #486537....................         622
     1,329   7.50%, 9/20/28, Pool #2646...       1,417
       188   8.00%, 9/20/28, Pool #2647...         203
       771   6.50%, 10/15/28, Pool
               #486631....................         815
    14,280   5.50%, 11/20/28, Series
               02-88, Class LI, IO........       1,496
     2,200   6.50%, 1/16/29, Series 99-15,
               Class E....................       2,363
    18,029   6.00%, 2/20/29, Series 99-4,
               Class ZB...................      18,710
     8,120   6.50%, 4/20/29, Series 99-10,
               Class ZC...................       8,567
     8,562   7.45%, 8/16/29, Series 99-30,
               Class S, IF, IO*...........         883
       391   9.20%, 9/16/29, Series 99-33,
               Class SM...................         416

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 76

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$   12,186   8.00%, 11/16/29, Series
               99-41, Class Z.............  $   13,007
     5,428   7.50%, 11/20/29, Series
               99-40, Class ZW............       5,869
     7,578   8.50%, 12/16/29, Series
               99-44, Class ZC............       8,895
     4,057   7.50%, 12/20/29, Series
               99-44, Class PC............       4,304
    12,560   8.00%, 12/20/29, Series
               99-44, Class ZG............      13,474
     9,178   7.00%, 1/19/30, Series 01-4,
               Class SJ, IF, IO*..........         740
     3,000   7.00%, 2/16/30, Series 00-14,
               Class PD...................       3,221
     2,997   7.50%, 2/16/30, Series 00-16,
               Class ZN...................       3,200
     8,302   8.50%, 2/16/30, Series 00-9,
               Class ZJ...................       9,635
     2,930   33.91%, 2/16/30, Series
               00-12, Class ST, IF*.......       4,530
    10,240   7.50%, 2/20/30, Series 00-6,
               Class Z....................      10,960
    11,197   9.00%, 3/16/30, Series 00-21,
               Class Z....................      13,399
     2,456   7.37%, 4/20/30, Series 03-2,
               Class SF, IF*..............       2,467
     4,837   8.00%, 6/20/30, Series 00-9,
               Class Z....................       5,167
     3,903   7.75%, 9/20/30, Series 00-26,
               Class Z....................       4,116
     1,238   8.50%, 9/20/30, Series 00-26,
               Class TZ...................       1,340
       194   9.00%, 10/15/30, Pool
               #479674....................         212
     3,627   7.38%, 10/20/30, Series 00,
               Class 34, IF, IO*..........         296
     2,416   9.00%, 10/20/30, Series
               00-31, Class Z.............       2,724
     1,046   9.00%, 11/16/30, Series
               00-36, Class IK, IO........         127
     5,319   9.00%, 11/20/30, Series
               00-35, Class ZA............       5,824
     2,681   7.15%, 12/20/30, Series
               00-38, Class AH............       2,818
     3,000   8.00%, 12/20/30, Series
               00-37, Class B.............       3,232
    10,903   7.40%, 3/16/31, Series 01-06,
               Class SD, IF, IO*..........         915
     7,171   6.50%, 3/20/31, Series 01-8,
               Class Z....................       7,568

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    5,308   6.50%, 3/20/31, Series 01-7,
               Class PK...................  $    5,563
     1,983   27.52%, 4/20/31, Series
               02-51, Class SG, IF*.......       2,482
       628   17.25%, 7/20/31, Series
               01-32, Class WA, IF*.......         708
     6,135   6.90%, 8/16/31, Series 01-36,
               Class S, IF, IO*...........         477
     8,706   7.10%, 8/16/31, Series 01-35,
               Class SA, IF, IO*..........         692
    24,392   6.05%, 9/20/31, Series 03-76,
               Class LS*..................       2,721
       771   7.50%, 11/15/31, Pool
               #553979....................         827
     5,000   6.50%, 12/20/31, Series
               01-64, Class MQ............       5,219
     8,962   6.24%, 1/16/32, Series 02-3,
               Class SP, IF, IO*..........         550
    14,444   5.50%, 1/20/32, Series 03-4,
               Class NI, IO...............       2,420
     5,000   6.50%, 1/20/32, Series 02-7,
               Class PG...................       5,248
     2,882   7.00%, 1/20/32, Series 02-80,
               Class EB...................       3,072
    30,072   6.80%, 4/16/32, Series 02-24,
               Class AG, IO, IF*..........       3,361
     2,981   10.19%, 4/16/32, Series
               02-24, Class SB, IF*.......       3,060
       941   9.00%, 6/16/32, Series 02-41,
               Class SV, IF*..............         979
     5,200   6.50%, 6/20/32, Series 02-40,
               Class UK...................       5,452
    25,000   6.50%, 6/20/32, Series 02-45,
               Class QE...................      26,299
     2,770   6.50%, 7/15/32, Pool
               #591882....................       2,922
     7,100   6.50%, 7/16/32, Series 02-47,
               Class PG...................       7,603
    14,524   6.50%, 7/20/32, Series 02-47,
               Class ZA...................      15,417
     8,266   6.50%, 7/20/32, Series 02-52,
               Class GH...................       8,636
     5,000   6.50%, 8/20/32, Series 02-54,
               Class GB...................       5,228
    45,492   6.55%, 8/20/32, Series 02-70,
               Class PS, IF, IO*..........       4,280
     2,519   6.00%, 11/20/32, Series
               02-75, Class PB............       2,684
     5,707   6.50%, 1/20/33, Series 03-58,
               Class BE...................       5,971

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    3,928   6.50%, 2/15/33, Pool
               #607645....................  $    4,142
     1,358   7.00%, 2/15/33, Pool
               #607724....................       1,448
    28,307   6.55%, 2/16/33, Series 03-11,
               Class SK, IO, IF*..........       2,793
    18,804   6.55%, 2/20/33, Series 03-12,
               Class SP, IO, IF*..........       1,568
     3,509   0.00%, 3/16/33, Series 03-24,
               Class PO, PO...............       3,119
     3,500   6.50%, 3/20/33, Series 03-40,
               Class TJ...................       3,689
     3,700   6.50%, 3/20/33, Series 03-46,
               Class TC...................       3,905
     3,500   7.50%, 3/20/33, Series 03-40,
               Class TC...................       3,825
     2,075   6.50%, 4/15/33, Pool
               #604209....................       2,189
     2,000   6.50%, 5/20/33, Series 03-46,
               Class MG...................       2,110
     4,445   7.00%, 6/15/33, Pool
               #781614....................       4,786
     5,448   0.00%, 6/16/33, Series 03-52,
               Class AP, PO...............       4,272
     1,100   0.00%, 10/20/33, Series
               03-86, Class CO, PO........         839
     4,516   0.00%, 10/20/33, Series
               03-90, Class PO, PO........       4,083
                                            ----------
                                               483,319
                                            ----------
  Total U.S. Government Agency Mortgages     2,784,299
                                            ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.9%):
Fannie Mae (0.7%):
     2,100   6.38%, 6/15/09...............       2,377
    10,500   7.25%, 1/15/10...............      12,395
     2,350   7.13%, 6/15/10...............       2,767
     8,610   6.25%, 2/1/11................       9,532
     4,000   5.50%, 3/15/11...............       4,320
     3,175   6.13%, 3/15/12...............       3,542
                                            ----------
                                                34,933
                                            ----------
Freddie Mac (0.2%):
     2,000   6.63%, 9/15/09...............       2,290
     8,000   6.88%, 9/15/10...............       9,304
                                            ----------
                                                11,594
                                            ----------
Other U.S. Agencies (0.0%):
       908   Federal Housing
               Administration, Merrill
               Lynch Project, 7.43%,
               8/1/20.....................         923

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Other U.S. Agencies, continued:
$    1,750   Federal Housing
               Administration, Project
               #07335307, 7.43%, 1/1/22...  $    1,780
                                            ----------
                                                 2,703
                                            ----------
  Total U.S. Government Agency Securities       49,230
                                            ----------
U.S. TREASURY OBLIGATIONS (23.3%):
U.S. Treasury Bonds (10.7%):
     2,000   10.75%, 8/15/05..............       2,293
    24,100   6.00%, 8/15/09...............      27,305
    13,425   11.75%, 2/15/10..............      14,954
   130,080   12.75%, 11/15/10.............     155,939
    80,445   10.38%, 11/15/12.............     102,659
   114,725   12.00%, 8/15/13..............     158,545
     1,000   13.25%, 5/15/14..............       1,487
    22,400   12.50%, 8/15/14..............      32,775
    26,285   11.75%, 11/15/14.............      37,706
     3,900   9.88%, 11/15/15..............       5,816
     1,300   9.25%, 2/15/16...............       1,866
     7,395   7.50%, 11/15/16..............       9,417
     8,695   8.75%, 5/15/17...............      12,188
     8,550   8.75%, 8/15/20...............      12,229
    11,100   7.88%, 2/15/21...............      14,772
     1,225   6.25%, 5/15/30...............       1,414
                                            ----------
                                               591,365
                                            ----------
U.S. Treasury Inflation Protected Bonds (1.3%):
     5,000   3.88%, 1/15/09...............       6,371
    32,775   4.25%, 1/15/10...............      41,909
    18,050   3.63%, 4/15/28...............      25,588
                                            ----------
                                                73,868
                                            ----------
U.S. Treasury Notes (2.1%):
     1,000   6.88%, 5/15/06...............       1,112
     5,000   6.50%, 10/15/06..............       5,571
     1,925   3.50%, 11/15/06..............       1,990
     5,500   6.13%, 8/15/07...............       6,157
     1,500   5.63%, 5/15/08...............       1,662
     1,000   3.13%, 9/15/08...............       1,000
    11,520   10.38%, 11/15/09.............      12,413
    72,100   6.50%, 2/15/10...............      83,805
     1,000   5.75%, 8/15/10...............       1,122
       600   8.88%, 2/15/19...............         858
                                            ----------
                                               115,690
                                            ----------
U.S. Treasury STRIPS (9.2%):
    14,850   11/15/09.....................      11,953
    36,200   11/15/14.....................      21,683
    59,475   11/15/15.....................      33,360
    14,455   11/15/15.....................       8,146
     7,000   11/15/16.....................       3,670

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 78

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS, continued:
$   17,100   2/15/10......................  $   13,613
    19,700   2/15/11......................      14,817
    54,025   2/15/13......................      36,192
    16,700   2/15/14......................      10,508
   113,485   2/15/16......................      62,587
    22,700   2/15/17......................      11,723
    29,590   2/15/19......................      13,376
     5,500   5/15/07......................       5,034
    18,800   5/15/08......................      16,427
     3,865   5/15/09......................       3,208
    19,000   5/15/10......................      14,929
    47,348   5/15/11......................      35,104
    71,630   5/15/12......................      50,042
    15,050   5/15/14......................       9,305
    56,760   5/15/15......................      32,986
    17,100   5/15/16......................       9,282
    86,695   5/15/18......................      41,223
    14,250   8/15/13......................       9,260
    38,860   8/15/14......................      23,675

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS, continued:
$   22,690   8/15/15......................  $   12,956
     4,700   8/15/16......................       2,507
                                            ----------
                                               507,566
                                            ----------
  Total U.S. Treasury Obligations            1,288,489
                                            ----------
MUNICIPAL BONDS (0.1%):
Illinois (0.1%):
     6,000   State Pension, GO, 5.10%,
               6/1/33.....................       5,517
                                            ----------
  Total Municipal Bonds                          5,517
                                            ----------
INVESTMENT COMPANIES (2.2%):
   123,350   One Group Prime Money Market
               Fund, Class I (d)..........     123,350
                                            ----------
  Total Investment Companies                   123,350
                                            ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (21.9%):
$1,211,748   Pool of various securities
               for One Group Bond
               Funds -- footnote 2
               (Securities Lending).......   1,211,748
                                            ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending          1,211,748
                                            ----------
Total (Cost $6,539,846) (a)                 $6,698,647
                                            ==========

------------
Percentages indicated are based on net assets of $5,530,696.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $205,427
                   Unrealized depreciation......................   (46,626)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $158,801
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Investment in affiliate.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES (3.0%):
$  1,748    Advanta Mortgage Loan Trust,
              Series 97-2, Class A4, 7.60%,
              6/25/27......................  $    1,748
   1,500    Americredit Automobile
              Receivables Trust, Series
              01-C, Class A4, 5.01%,
              7/14/08......................       1,547
   1,700    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08.....................       1,755
   1,000    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09......................       1,038
   2,492    BankBoston Home Equity Loan
              Trust, Series 98-1, Class A6,
              6.35%, 2/25/13...............       2,612
   1,880    Captial One Master Trust,
              Series 01-5, Class A, 5.30%,
              6/15/09......................       2,001
   2,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 1.82%, 1/25/32.........       2,008
   2,900    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class
              C2, 6.95%, 2/18/14...........       3,200
   2,000    CNH Equipment Trust, Series
              03-B, Class A3B, 2.47%,
              1/15/08......................       1,974
     857    CS First Boston Mortgage
              Securities Corp., Series
              02-HE4, Class AF, 5.51%,
              8/25/32......................         873
     415    GE Capital Mortgage Services,
              Inc., Series 97-HE3, Class
              A6, 6.72%, 10/25/27..........         426
   4,350    Green Tree Financial Corp.,
              Series 95-2, Class B1, 8.60%,
              5/15/26......................       4,340
   4,610    Green Tree Financial Corp.,
              Series 95-10, Class B1,
              7.05%, 2/15/27...............       2,354
     100    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 97-C, Class A1, 6.49%,
              2/15/18......................         100
     262    MBNA Master Credit Card Trust,
              Series 99-D, Class D, 6.50%,
              11/17/08.....................         285
   1,500    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09......................       1,711
   1,000    MBNA Master Credit Card Trust,
              Series 03-C1, Class C, 2.86%,
              6/15/12......................       1,047

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    918    Residential Asset Mortgage
              Products, Inc., Series
              01-RS3, Class AI4, 6.29%,
              10/25/31.....................  $      939
   1,284    Saxon Asset Securities Trust,
              Series 99-1, Class AF6,
              6.35%, 2/25/29...............       1,314
     942    Security Pacific Acceptance
              Corp., Series 95-1, Class A3,
              7.25%, 4/10/20...............         977
     600    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08................         666
     121    Sterling Automobile Loan
              Securitization, Series 00-1,
              Class A, 6.61%, 2/15/08......         121
     536    Union Acceptance Corp., Series
              99-C, Class A4, 6.82%,
              1/9/06.......................         537
   4,600    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08.......................       4,817
   3,926    WFS Financial Owner Trust,
              Series 03-4, Class A4, 3.15%,
              5/20/11......................       3,949
                                             ----------
  Total Asset Backed Securities                  42,339
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.2%):
     115    American Housing Trust, Series
              XI, Class 3G, 8.25%,
              1/25/22......................         121
      87    American Housing Trust, Series
              V, Class 1G, 9.13%,
              4/25/21......................          90
   1,279    Bear Stearns Mortgage
              Securities, Inc., Series
              96-7, Class A10, 6.00%,
              10/28/08.....................       1,289
      60    Bear Stearns Mortgage
              Securities, Inc., Series
              97-6, Class 1A, 6.77%,
              3/25/31......................          64
     445    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%, 7/25/09
              (c)..........................          22
     885    BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%, 5/31/17
              (c)..........................          89
       0    Chase Mortgage Finance Corp.,
              Series 93-P, Class A18,
              6.75%, 12/25/24..............           0
     561    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A4,
              5.75%, 6/25/09...............         577

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 80

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    164    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25...............  $      164
      54    CMC Securities Corp. IV, Series
              97-NAM3, Class FXA5, 7.25%,
              10/25/27.....................          54
      20    Collateralized Mortgage
              Securities Corp., Series
              88-2, Class B, 8.80%,
              4/20/19......................          20
   7,929    Countrywide Alternative Loan
              Trust, Series 01-7, Class
              A14, 7.00%, 8/25/31..........       8,008
     748    Countrywide Home Loans, Series
              01-J1, Class 1A3, 6.75%,
              12/25/30.....................         758
      92    CS First Boston Mortgage
              Securities Corp., Series
              01-9, Class 2A5, 8.50%,
              4/25/31......................          92
     495    First Union Residential
              Securitization, Series 98-A,
              Class SA4, 7.00%, 4/25/25....         496
     525    GE Capital Mortgage Services,
              Inc., Series 00-2, Class A3,
              7.75%, 2/25/30...............         534
      61    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D,
              9.95%, 2/1/19................          61
     246    Merrill Lynch Mortgage
              Investors, Inc., Series
              01-S1, Class 2A, 0.00%,
              5/25/29, PO..................         242
     302    Morserv, Inc., Series 96-2,
              Class 1A4, 7.25%, 11/25/26...         302
     121    NationsBanc Montgomery Funding
              Corp., Series 98-1, Class
              A16, 6.75%, 6/25/28..........         122
      71    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18....          78
      15    Paine Webber CMO Trust, Series
              J, Class 3, 8.80%, 5/1/18....          16
      73    Paine Webber CMO Trust, Series
              L, Class 4, 8.95%, 7/1/18....          80
      22    PNC Mortgage Securities Corp.,
              Series 98-11, Class 2A1,
              6.50%, 11/25/13..............          22
     269    PNC Mortgage Securities Corp.,
              Series 00-8, Class 2A1,
              7.25%, 11/25/15..............         271

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$     96    PNC Mortgage Securities Corp.,
              Series 98-7, Class 1A5,
              6.75%, 9/25/28...............  $       98
     318    PNC Mortgage Securities Corp.,
              Series 99-4, Class 4A4,
              6.50%, 5/25/29...............         327
   1,187    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08....       1,186
      20    Residential Accredit Loans,
              Inc., Series 98-QS8, Class
              NB, 6.50%, 6/25/13...........          20
      84    Residential Accredit Loans,
              Inc., Series 99-S25, Class
              A1, 6.75%, 12/25/14..........          84
     114    Residential Accredit Loans,
              Inc., Series 96-QS8, Class
              A12, 7.75%, 12/25/26.........         114
     582    Residential Accredit Loans,
              Inc., Series 97-QS9, Class
              A8, 7.25%, 9/25/27...........         582
       6    Residential Accredit Loans,
              Inc., Series 98-QS17, Class
              NB7, 6.50%, 12/25/28.........           6
     451    Residential Asset Securities
              Corp., Series 01-KS3, Class
              AI3, 5.18%, 7/25/27..........         452
     125    Residential Funding Mortgage
              Securities I, Series 93-S36,
              Class A13, 13.82%, 10/25/08,
              IF*..........................         126
     531    Residential Funding Mortgage
              Securities I, Series 93-S49,
              Class A3, 6.00%, 12/25/08....         541
     157    Residential Funding Mortgage
              Securities I, Series 94-S14,
              Class A1, 6.50%, 6/25/09.....         161
   2,802    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S7, Class A17, 4.00%,
              5/25/33......................       2,722
     357    Structured Asset Securities
              Corp., Series 00-3, Class
              2A6, 8.00%, 7/25/30..........         357
   2,485    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26......................       2,644
   7,200    Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27......................       7,606
                                             ----------
  Total Collateralized Mortgage Obligations      30,598
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS (34.9%):
Aerospace & Defense (0.3%):
$    500    Aviall, Inc., 7.63%, 7/1/11....  $      524
   1,626    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11..............       1,775
   1,000    General Dynamics Corp., 4.50%,
              8/15/10......................       1,024
     500    L-3 Communications Corp.,
              6.13%, 7/15/13...............         506
     250    L-3 Communications Corp.,
              6.13%, 1/15/14...............         252
                                             ----------
                                                  4,081
                                             ----------
Air Transport (0.1%):
     631    Atlantic Coast Airlines, Inc.,
              8.75%, 1/1/07................         422
     500    Offshore Logistics, Inc.,
              6.13%, 6/15/13...............         493
                                             ----------
                                                    915
                                             ----------
Airlines (0.4%):
     992    American Airlines, Series
              91-A2, 10.18%, 1/2/13........         776
     500    Continental Airlines, Inc.,
              Series A, 7.88%, 7/2/18......         493
     642    Delta Airlines, Series K,
              10.00%, 12/5/14..............         497
   1,000    United Airlines, Inc., 9.13%,
              1/15/12......................         130
   4,493    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13.......................       3,873
     495    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14.......................         411
                                             ----------
                                                  6,180
                                             ----------
Automotive (0.4%):
   1,000    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05...............       1,054
   2,000    Daimler Chrysler NA Holdings,
              7.30%, 1/15/12...............       2,230
   1,000    General Motors Corp., 7.20%,
              1/15/11......................       1,101
     750    General Motors Corp., 8.80%,
              3/1/21.......................         871
     500    Nationrent, Inc., 9.50%,
              10/15/10.....................         540
     300    Stena AB, 9.63%, 12/1/12.......         340
                                             ----------
                                                  6,136
                                             ----------
Banking, Finance & Insurance (14.8%):
   3,500    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05...............       3,766

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    210    AIG International Lease Finance
              Corp., 5.88%, 5/1/13.........  $      222
   1,000    American Express Credit, 3.00%,
              5/16/08......................         980
     550    Arch Western Finance, 6.75%,
              7/1/13.......................         568
   1,000    ASIF Global Financing XXIII,
              3.90%, 10/22/08..............       1,010
   1,500    Associates Corp., Series G,
              7.70%, 6/10/04...............       1,542
     150    Associates Corp., 7.63%,
              4/27/05......................         162
   1,000    Associates Corp., 6.63%,
              6/15/05......................       1,070
   1,000    Associates Corp., 6.25%,
              11/1/08......................       1,112
   6,000    Associates Corp., 8.15%,
              8/1/09.......................       7,232
     500    Associates Corp., Series B,
              7.95%, 2/15/10...............         592
   2,900    Bank of America Corp., 7.80%,
              2/15/10......................       3,453
   1,000    Bank of America Corp., 4.38%,
              12/1/10......................       1,004
   1,000    Bank of America Corp., 7.40%,
              1/15/11......................       1,174
     500    Bank of America Corp., 7.80%,
              9/15/16......................         611
   1,500    Bank of America Corp., 6.98%,
              3/7/37.......................       1,752
     250    Bankers Trust Corp., 7.25%,
              10/15/11.....................         288
   1,800    Bear Stearns Co., Inc., 7.63%,
              12/7/09......................       2,127
   2,000    Bear Stearns Co., Inc., 4.50%,
              10/28/10.....................       2,015
   1,350    Berkshire Hathaway Financial,
              4.20%, 12/15/10..............       1,301
   1,000    Branch Banking & Trust, 6.50%,
              8/1/11.......................       1,124
   1,750    Branch Banking & Trust, 4.88%,
              1/15/13......................       1,751
     200    Capital One Bank, 4.88%,
              5/15/08......................         206
   1,490    Capital One Financial Corp.,
              Series 4, 6.50%, 7/30/04.....       1,531
     130    Chase Manhattan Corp., 7.88%,
              6/15/10......................         155
   3,450    CIT Group, Inc., 4.13%,
              2/21/06......................       3,572

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 82

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  1,500    CitiFinancial, 7.75%, 3/1/05...  $    1,606
   5,000    Citigroup, Inc., 6.25%,
              12/1/05......................       5,400
   1,000    Comerica Bank, 7.65%,
              8/15/10......................       1,052
   6,500    Corestates Capital Trust I,
              8.00%, 12/15/26, Callable
              12/15/06 @103.88.............       7,397
     600    Corporation Andina de Fomento
              California, 5.20%, 5/21/13...         599
   1,500    Countrywide Funding, 6.88%,
              9/15/05......................       1,619
   1,000    Countrywide Home Loans, 7.20%,
              10/30/06.....................       1,116
     750    Countrywide Home Loans, Series
              K, 5.50%, 2/1/07.............         804
   1,000    Countrywide Home Loans, 3.25%,
              5/21/08......................         985
   1,690    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11.....................       1,843
   2,000    Credit Suisse First Boston
              (USA), Inc., 5.50%,
              8/15/13......................       2,065
     500    Donaldson Lufkin & Jenrette,
              6.50%, 4/1/08................         555
   1,000    Donaldson Lufkin & Jenrette,
              6.50%, 6/1/08................       1,115
   1,000    Dow Capital BV, 8.50%, 6/8/10..       1,171
   2,000    Fleet Boston Financial Corp.,
              8.13%, 7/1/04................       2,065
   1,500    Ford Motor Credit Co., 6.13%,
              3/20/04......................       1,514
     724    Ford Motor Credit Co., 7.75%,
              3/15/05......................         764
     250    Ford Motor Credit Co., 6.25%,
              12/8/05......................         260
   4,100    Ford Motor Credit Co., 7.38%,
              10/28/09.....................       4,508
   1,680    Ford Motor Credit Co., 7.88%,
              6/15/10......................       1,880
   3,500    GE Capital Corp., 8.85%,
              4/1/05.......................       3,797
     885    GE Capital Corp., 4.25%,
              1/15/08......................         916
     500    GE Capital Corp., 3.50%,
              5/1/08.......................         501
   1,750    GE Capital Corp., 6.13%,
              2/22/11......................       1,928
   1,750    GE Capital Corp., 5.88%,
              2/15/12......................       1,884

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    700    GE Capital Corp., 6.00%,
              6/15/12......................  $      760
   1,100    GE Capital Corp., 6.75%,
              3/15/32......................       1,222
   1,300    GMAC, 6.13%, 9/15/06...........       1,392
     750    GMAC, 6.13%, 1/22/08...........         806
   3,100    GMAC, 7.25%, 3/2/11............       3,406
     500    Goldman Sachs Group LP, 6.75%,
              2/15/06......................         546
     500    Goldman Sachs Group LP, 6.88%,
              1/15/11......................         569
   1,000    Goldman Sachs Group LP, 6.60%,
              1/15/12......................       1,119
     575    Goldman Sachs Group LP, 4.75%,
              7/15/13......................         561
     780    Goldman Sachs Group LP, 5.25%,
              10/15/13.....................         789
   1,000    Household Finance Corp., 7.25%,
              5/15/06......................       1,111
   1,000    Household Finance Corp., 6.50%,
              11/15/08.....................       1,116
   7,200    Household Finance Corp., 5.88%,
              2/1/09.......................       7,827
     500    Household Finance Corp., 6.38%,
              11/27/12.....................         549
     400    Household Finance Corp., 7.35%,
              11/27/32.....................         470
   2,000    Huntington National Bank,
              8.00%, 4/1/10................       2,413
     500    International Lease Finance
              Corp., 5.12%, 6/1/05.........         522
     500    International Lease Finance
              Corp., 4.00%, 1/17/06........         516
   1,000    International Lease Finance
              Corp., 5.63%, 6/1/07.........       1,078
     190    International Lease Finance
              Corp., 4.50%, 5/1/08.........         196
   1,500    J.P. Morgan Chase & Co., 6.25%,
              12/15/05.....................       1,622
   2,800    J.P. Morgan Chase & Co., 6.75%,
              2/1/11.......................       3,162
     470    J.P. Morgan Chase & Co., 6.68%,
              3/15/12......................         526
   5,000    Key Bank, 7.55%, 9/15/06.......       5,608
     700    Key Bank, Series T, 5.70%,
              8/15/12......................         737
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05..............       5,628
     295    Lehman Brothers Holdings, Inc.,
              8.50%, 8/1/15................         366

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    250    Lion Connecticut Holding,
              7.63%, 8/15/26...............  $      286
   6,000    Massachusetts Mutual Life
              Insurance, 7.50%, 3/1/24.....       7,197
     350    MBNA Bank, 5.38%, 1/15/08......         372
     500    Mellon Financial Corp., 6.38%,
              2/15/10......................         557
   2,750    Merrill Lynch & Co., 3.38%,
              9/14/07......................       2,788
     500    Met Life Global Funding I,
              5.20%, 9/18/13...............         504
     500    MGIC Investment Corp., 6.00%,
              3/15/07......................         538
   5,000    MIC Financing Trust I, Series
              Unit, 8.38%, 2/1/27, Callable
              2/1/07 @100..................       5,534
   2,000    Monumental Global Funding,
              5.20%, 1/30/07...............       2,135
   1,750    Morgan Stanley Dean Witter and
              Co., 4.25%, 5/15/10..........       1,750
   2,500    Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12...........       2,797
   1,000    Morgan Stanley Dean Witter and
              Co., 7.25%, 4/1/32...........       1,176
   1,500    National City Bank, 4.63%,
              5/1/13.......................       1,469
   3,500    National Rural Utilities,
              6.00%, 5/15/06...............       3,777
   1,250    New York Life Global Funding,
              5.38%, 9/15/13...............       1,292
     575    Newcourt Credit Group, Series
              B, 6.88%, 2/16/05............         607
     600    News America, Inc., 6.75%,
              1/9/38.......................         671
   1,300    PHH Corp., 7.13%, 3/1/13.......       1,459
     500    Popular North America, Inc.,
              Series E, 6.13%, 10/15/06....         544
     825    Popular North America, Inc.,
              4.25%, 4/1/08................         841
   1,000    Principal Life Global Funding,
              5.13%, 6/28/07...............       1,072
   2,500    Principal Life Global Funding,
              2.80%, 6/26/08...............       2,421
   2,250    Spear Leeds & Kellogg LP,
              8.25%, 8/15/05...............       2,448
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49......................       5,868
     419    SunAmerica, Inc., 8.13%,
              4/28/23......................         529

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  2,500    SunTrust Banks, Inc., 6.00%,
              2/15/26......................  $    2,681
     400    Torchmark Corp., 7.88%,
              5/15/23......................         475
     700    Toyota Motor Credit Corp.,
              2.88%, 8/1/08................         688
   7,500    Transamerica Financial Corp.,
              6.37%, 5/14/04...............       7,628
     750    Tyco Capital Corp., 7.25%,
              8/15/05......................         810
   2,500    U.S. Bancorp, 6.50%, 2/1/08....       2,785
   2,000    U.S. Bancorp, 7.50%, 6/1/26....       2,366
     500    Unionbancal Corp., 5.25%,
              12/16/13.....................         506
   1,000    Wells Fargo & Co., 9.13%,
              2/1/04.......................       1,005
   1,500    Wells Fargo & Co., 5.90%,
              5/21/06......................       1,623
   1,500    Wells Fargo & Co., 6.38%,
              8/1/11.......................       1,675
   1,000    Wells Fargo Bank NA, 6.45%,
              2/1/11.......................       1,124
                                             ----------
                                                204,279
                                             ----------
Beverages & Tobacco (0.5%):
     500    Bavaria S.A., 8.88%, 11/1/10...         515
     400    Coca-Cola Enterprises, 6.95%,
              11/15/26.....................         458
   4,580    Diageo PLC, 7.45%, 4/15/35.....       5,578
                                             ----------
                                                  6,551
                                             ----------
Broadcast Radio & TV (0.1%):
   1,000    Spanish Broadcasting System,
              9.63%, 11/1/09...............       1,073
                                             ----------
Building & Development (0.2%):
   1,300    Hanson Australia Funding,
              5.25%, 3/15/13...............       1,297
     500    Meritage Corp., 9.75%, 6/1/11..         561
   1,000    NCI Building Systems, Inc.,
              Series B, 9.25%, 5/1/09......       1,058
     500    WCI Communities, Inc., 7.88%,
              10/1/13......................         530
                                             ----------
                                                  3,446
                                             ----------
Cable Television (1.0%):
   1,000    AOL Time Warner Entertainment,
              8.88%, 10/1/12...............       1,270
     500    Century Communications, 9.50%,
              3/1/05 (c)...................         485

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 84

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Cable Television, continued:
$  1,000    Charter Communications
              Holdings, Inc., 10.25%,
              1/15/10......................  $      900
   1,000    Classic Cable, Inc., Series B,
              9.38%, 8/1/09 (c)............         204
   4,000    Comcast Cable Communications,
              8.38%, 5/1/07................       4,641
   1,500    CSC Holdings, Inc., 7.25%,
              7/15/08......................       1,568
     750    CSC Holdings, Inc., Series B,
              8.13%, 7/15/09...............         810
     500    Echostar DBS Corp., 5.75%,
              10/1/08......................         508
     500    Insight Midwest, 10.50%,
              11/1/10......................         546
   1,000    Mediacom LLC, Series B, 8.50%,
              4/15/08......................       1,025
     500    Panamsat Corp., 8.50%, 2/1/12..         558
   1,000    RCN Corp., 10.13%, 1/15/10.....         465
     500    Rogers Cable, Inc., 6.25%,
              6/15/13......................         506
     500    Videotron Ltee, 6.88%,
              1/15/14......................         519
                                             ----------
                                                 14,005
                                             ----------
Chemicals & Plastics (0.4%):
     250    Eastman Chemical, 7.60%,
              2/1/27.......................         279
     500    Equistar Chemicals LP, 8.75%,
              2/15/09......................         525
     500    Georgia Gulf Corp., 7.13%,
              12/15/13.....................         523
   1,000    Huntsman ICI Chemicals, 10.13%,
              7/1/09.......................       1,034
       9    IMC Global, Inc., 7.63%,
              11/1/05......................           9
   1,000    ISP Chemco, 10.25%, 7/1/11.....       1,129
     500    Lyondell Chemical Co., 11.13%,
              7/15/12......................         558
     250    Millennium America, Inc.,
              9.25%, 6/15/08...............         274
      50    Polymer Group, Inc., 10.00%,
              12/31/07.....................          50
     500    Polyone Corp., 8.88%, 5/1/12...         463
     750    Rhodia SA, 7.63%, 6/1/10.......         724
     500    Terra Capital, Inc., 11.50%,
              6/1/10.......................         525
                                             ----------
                                                  6,093
                                             ----------

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Clothing/Textiles (0.0%):
     425    Levi Strauss & Co., 12.25%,
              12/15/12.....................  $      278
                                             ----------
Conglomerates $(0.2%):
     500    Case New Holland, Inc., 9.25%,
              8/1/11.......................         563
     750    SPX Corp., 7.50%, 1/1/13.......         819
   1,000    Tyco International Group,
              6.38%, 10/15/11..............       1,074
                                             ----------
                                                  2,456
                                             ----------
Containers & Packaging (0.2%):
     250    Ball Corp., 6.88%, 12/15/12....         263
     730    Home Products International,
              Inc., 9.63%, 5/15/08.........         478
     500    Owens-Brockway Glass
              Containers, Inc., 8.88%,
              2/15/09......................         550
     250    Owens-Brockway Glass
              Containers, Inc., 7.75%,
              5/15/11......................         270
   1,000    Portola Packaging, Inc.,
              10.75%, 10/1/05..............       1,007
                                             ----------
                                                  2,568
                                             ----------
Cosmetics/Toiletries (0.0%):
     993    Drypers Corp., Series B,
              10.25%, 6/15/07 (c)..........           0
                                             ----------
Ecological Services & Equipment (0.1%):
   1,000    Allied Waste North America,
              Series B, 8.88%, 4/1/08......       1,125
                                             ----------
Electrical & Electronic (0.4%):
   2,400    Exelon Corp, 6.75%, 5/1/11.....       2,685
     650    IBM, 7.00%, 10/30/25...........         750
     700    Viacom, Inc., 7.70%, 7/30/10...         838
     750    Viacom, Inc., 8.63%, 8/1/12....         931
                                             ----------
                                                  5,204
                                             ----------
Electronics/Electric (0.3%):
     500    Avnet, Inc., 9.75%, 2/15/08....         584
   1,000    Flextronics International Ltd.,
              6.50%, 5/15/13...............       1,039
     750    Ingram Micro, Inc., 9.88%,
              8/15/08......................         833
     450    Iron Mountain, Inc., 8.63%,
              4/1/13.......................         488
     500    Seagate Technology Inc., 8.00%,
              5/15/09......................         541
     630    Wesco Distribution, Inc.,
              Series B, 9.13%, 6/1/08......         655
     500    Xerox Corp., 7.13%, 6/15/10....         538
                                             ----------
                                                  4,678
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Energy (0.8%):
$  1,250    Carolina Power and Light,
              5.13%, 9/15/13...............  $    1,268
   1,555    Constellation Energy Group,
              6.35%, 4/1/07................       1,703
   1,000    DTE Energy Co., 6.65%,
              4/15/09......................       1,117
   2,500    Duke Energy Corp., 4.20%,
              10/1/08......................       2,515
   1,000    Duke Energy Corp., 5.63%,
              11/30/12.....................       1,042
     500    Key Energy Services Inc.,
              6.38%, 5/1/13................         510
   4,022    NRG Energy, Inc., 7.63%, 2/1/06
              (c)..........................       2,272
   2,000    Osprey Trust, 8.31%,
              3/18/04 (c)..................         460
                                             ----------
                                                 10,887
                                             ----------
Equipment Leasing (0.2%):
     950    Apogent Technologies, Inc.,
              6.50%, 5/15/13...............         994
     750    Applied Materials, Inc., 8.00%,
              9/1/04.......................         782
   1,000    National Equipment Services,
              Series D, 10.00%,
              11/30/04 (c).................         478
                                             ----------
                                                  2,254
                                             ----------
Equipment Trust Certificate (0.9%):
   3,884    Federal Express, Series A-1,
              7.85%, 1/30/15...............       4,483
   5,105    Northwest Air Trust, Series A,
              9.25%, 6/21/14...............       5,290
   3,646    Northwest Air Trust, Series B,
              10.23%, 6/21/14..............       3,309
                                             ----------
                                                 13,082
                                             ----------
Financial (0.2%):
     748    Citicorp Mortgage Securities,
              Inc., Series 94-4, Class A8,
              6.00%, 2/25/09...............         751
   1,000    FMR Corp., 4.75%, 3/1/13.......         984
     500    Istar Financial, Inc., 7.00%,
              3/15/08......................         543
     250    Istar Financial, Inc., 6.00%,
              12/15/10.....................         256
     500    Thornburg Mortgage, Inc.,
              8.00%, 5/15/13...............         528
                                             ----------
                                                  3,062
                                             ----------

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Food & Drug Retailers (0.1%):
$    500    Ahold Finance USA, Inc., 8.25%,
              7/15/10......................  $      548
     250    Couche-Tard, 7.50%, 12/15/13...         263
                                             ----------
                                                    811
                                             ----------
Food Products (0.1%):
     500    Delhaize America, Inc., 7.38%,
              4/15/06......................         540
     500    Smithfield Foods, Inc., Series
              B, 7.75%, 5/15/13............         523
                                             ----------
                                                  1,063
                                             ----------
Food Products & Services (0.2%):
     500    Corn Products International,
              Inc., 8.25%, 7/15/07.........         550
     500    Dole Foods Co., 7.25%,
              6/15/10......................         518
     581    Pierre Foods, Inc., 10.75%,
              6/1/06.......................         532
     750    Premium Standard Farms, 9.25%,
              6/15/11......................         760
                                             ----------
                                                  2,360
                                             ----------
Food Service (0.0%):
     400    Tyson Foods, Inc., 7.25%,
              10/1/06......................         439
                                             ----------
Forest Products (0.5%):
     500    Abitibi Consolidated, 6.00%,
              6/20/13......................         481
     520    Ainsworth Lumber, 12.50%,
              7/15/07......................         614
     879    American Tissue, Inc., Series
              B, 12.50%, 7/15/06 (c).......          13
   1,000    Buckeye Technologies, Inc.,
              9.25%, 9/15/08...............       1,017
     500    Cascades, Inc., 7.25%,
              2/15/13......................         530
     750    Georgia-Pacific Corp., 8.00%,
              1/15/14......................         817
     500    Meadwestvaco Corp., 6.85%,
              4/1/12.......................         551
     750    Norampac, Inc., 6.75%, 6/1/13..         786
     350    Norske Skog Canada, Inc.,
              8.63%, 6/15/11...............         369
     650    Pacifica Papers, Inc., 10.00%,
              3/15/09......................         692
     750    Pope & Talbot, 8.38%, 6/1/13...         752
                                             ----------
                                                  6,622
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 86

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Forestry (0.0%):
$    500    Tembec Industries, Inc., 8.63%,
              6/30/09......................  $      518
                                             ----------
Gaming & Leisure (0.2%):
   3,000    Royal Caribbean Cruises, 8.25%,
              4/1/05.......................       3,173
                                             ----------
Governments (Foreign) (0.2%):
     430    United Mexican States, 4.63%,
              10/8/08......................         436
   1,300    United Mexican States, 6.38%,
              1/16/13......................       1,352
   1,350    United Mexican States, 7.50%,
              4/8/33.......................       1,401
                                             ----------
                                                  3,189
                                             ----------
Health Care (0.3%):
     350    Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11......................         380
   1,000    HCA-The Healthcare Company,
              8.75%, 9/1/10................       1,191
     500    Neighborcare, Inc., 6.88%,
              11/15/13.....................         511
     750    Perkinelmer, Inc., 8.88%,
              1/15/13......................         863
     500    Ventas Realty, 9.00%, 5/1/12...         558
                                             ----------
                                                  3,503
                                             ----------
Hotels/Motels/Inns & Casinos (0.2%):
     250    Felcor Lodging LP, 9.00%,
              6/1/11.......................         273
     500    La Quinta Properties, 8.88%,
              3/15/11......................         555
   1,000    MGM Grand, Inc., 6.00%,
              10/1/09......................       1,032
     500    Mohegan Tribal Gaming, 8.38%,
              7/1/11.......................         548
     500    Park Place Entertainment,
              7.50%, 9/1/09................         553
                                             ----------
                                                  2,961
                                             ----------
Industrial Equipment (0.1%):
   1,000    Airxcel, Inc., 11.00%,
              11/15/07.....................         865
     500    Anchor Lamina, Inc., 9.88%,
              2/1/08.......................         345
                                             ----------
                                                  1,210
                                             ----------

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services (1.9%):
$  3,000    Beckman Coulter, Inc., 7.05%,
              6/1/26.......................  $    3,383
   3,000    Boise Cascade Co., 9.45%,
              11/1/09......................       3,520
     400    Brunswick Corp., 7.38%,
              9/1/23.......................         431
   1,000    IBM Corp., 5.39%, 1/22/09......       1,074
     300    Ingersoll Rand Co., 7.20%,
              6/1/25.......................         346
     700    International Paper Co., 6.50%,
              11/15/07.....................         768
   1,050    International Paper Co., 5.85%,
              10/30/12.....................       1,096
   1,000    Kroger Co., 8.05%, 2/1/10......       1,191
     300    Loews Corp., 7.63%, 6/1/23,
              Callable 6/1/03 @ 103.81.....         309
     400    Loral Corp., 7.00%, 9/15/23....         440
   3,347    Newmont Mining Corp., Series
              A1, 8.91%, 1/5/09............       3,761
     800    News America Holdings, 7.75%,
              1/20/24......................         940
   2,996    Oslo Seismic Service, 8.28%,
              6/1/11.......................       3,105
   3,000    Phillips Petroleum Co., 8.75%,
              5/25/10......................       3,752
     300    Pitney Bowes, Inc., 3.88%,
              6/15/13......................         279
   1,300    Tyco International Group,
              8.20%, 10/15/08..............       1,476
     220    Weyerhaeuser Co., 6.13%,
              3/15/07......................         239
     500    Weyerhaeuser Co., 7.50%,
              3/1/13.......................         566
     400    Yanacocha Receivables, 8.40%,
              6/15/04......................         406
                                             ----------
                                                 27,082
                                             ----------
Insurance (0.0%):
     500    Odyssey RE Holdings, 7.65%,
              11/1/13......................         523
                                             ----------
Leasing (0.6%):
     750    ERAC USA Finance Co., 6.95%,
              3/1/04.......................         756
   5,000    Hertz Corp., 6.50%, 5/15/06....       5,263
   2,500    Hertz Corp., 6.63%, 5/15/08....       2,611
                                             ----------
                                                  8,630
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Leisure (0.2%):
$  1,000    Bally Total Fitness Holdings,
              Series D, 9.88%, 10/15/07....  $      915
     500    Intrawest Corp., 7.50%,
              10/15/13.....................         523
     500    Six Flags, Inc., 9.50%,
              2/1/09.......................         526
     750    Speedway Motorsports, Inc.,
              6.75%, 6/1/13................         778
                                             ----------
                                                  2,742
                                             ----------
Multimedia (0.3%):
     375    AOL Time Warner, Inc., 8.18%,
              8/15/07......................         435
     750    AOL Time Warner, Inc., 10.15%,
              5/1/12.......................       1,003
   1,000    AOL Time Warner, Inc., 9.15%,
              2/1/23.......................       1,296
     470    AOL Time Warner, Inc., 7.70%,
              5/1/32.......................         551
     500    Vivendi Universal, 6.25%,
              7/15/08......................         532
                                             ----------
                                                  3,817
                                             ----------
Nitrogenous Fertilizers (0.1%):
     735    Monsanto Co., 7.38%, 8/15/12...         840
                                             ----------
Nonferrous Metals & Minerals (0.2%):
     750    Ball Corp., 7.75%, 8/1/06......         809
     745    Better Minerals & Aggregates,
              13.00%, 9/15/09..............         413
     750    Massey Energy Co., 6.63%,
              11/15/10.....................         773
     500    Oglebay Norton Co., 10.00%,
              2/1/09.......................         228
                                             ----------
                                                  2,223
                                             ----------
Oil & Gas (0.9%):
   2,900    Amerada Hess Corp., 7.30%,
              8/15/31......................       3,003
     564    Baytex Energy Ltd., 9.63%,
              7/15/10......................         598
   1,500    BP Captial Markets PLC, 2.75%,
              12/29/06.....................       1,503
     500    Chesapeake Energy Corp., 7.50%,
              9/15/13......................         544
     250    Chesapeake Energy Corp., 6.88%,
              1/15/16......................         259
     500    Citgo Petroleum Corp., 11.38%,
              2/1/11.......................         583
     750    Forest Oil Corp., 8.00%,
              6/15/08......................         821

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Oil & Gas, continued:
$    500    Premcor Refining Group, 9.50%,
              2/1/13.......................  $      573
     250    Premcor Refining Group, 7.50%,
              6/15/15......................         258
   1,385    Pride International, Inc.,
              9.38%, 5/1/07................       1,430
     500    Semco Energy, Inc., 7.13%,
              5/15/08......................         523
     500    Sequa Corp., 8.88%, 4/1/08.....         545
     835    Southern California Gas Co.,
              4.38%, 1/15/11...............         836
     900    Tom Brown, Inc., 7.25%,
              9/15/13......................         956
     500    Western Resources, Inc., 7.88%,
              5/1/07.......................         561
                                             ----------
                                                 12,993
                                             ----------
Oil & Gas Exploration Production & Services (0.2%):
     500    Grant Prideco Group, 9.00%,
              12/15/09.....................         554
     825    Ultramar Diamond Shamrock,
              6.75%, 10/15/37..............         909
   1,349    USX Corp., 6.65%, 2/1/06.......       1,461
                                             ----------
                                                  2,924
                                             ----------
Publishing (0.3%):
   1,000    Garden State Newspapers, 8.63%,
              7/1/11, Callable 7/1/04 @
              104.31.......................       1,068
     500    Moore North American Finance,
              7.88%, 1/15/11...............         569
     530    Phoenix Color Corp., 10.38%,
              2/1/09.......................         475
   1,800    Thomson Corp., 4.25%,
              8/15/09......................       1,819
                                             ----------
                                                  3,931
                                             ----------
Railroads (0.1%):
     996    Burlington Northern, Series
              00-2, 7.91%, 1/15/20.........       1,121
     280    Canadian Pacific Railway,
              9.45%, 8/1/21................         383
                                             ----------
                                                  1,504
                                             ----------
Real Estate (0.1%):
     750    EOP Operating LP, 7.25%,
              2/15/18......................         846
     750    Forest City Enterprises, Inc.,
              7.63%, 6/1/15, Callable on
              6/1/08 @ 103.81..............         800
                                             ----------
                                                  1,646
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 88

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Retailers (0.3%):
$  1,650    Albertsons, Inc, 6.95%,
              8/1/09.......................  $    1,842
   1,000    Central Tractor, 10.63%,
              4/1/07 (c)...................           0
     455    Group 1 Automotive, Inc.,
              10.88%, 3/1/09...............         487
     500    Michaels Stores, Inc., 9.25%,
              7/1/09, Callable 7/1/05 @
              104.63.......................         554
     375    Payless Shoesource, Inc.,
              8.25%, 8/1/13................         363
   1,000    Service Corp. International,
              6.88%, 10/1/07...............       1,040
                                             ----------
                                                  4,286
                                             ----------
Steel (0.1%):
     500    AK Steel Corp., 7.88%,
              2/15/09......................         441
     500    U.S. Steel Corp., 9.75%,
              5/15/10......................         565
                                             ----------
                                                  1,006
                                             ----------
Surface Transport (0.1%):
     750    CP Ships Ltd., 10.38%,
              7/15/12......................         874
     400    Stena AB, 7.50%, 11/1/13.......         414
                                             ----------
                                                  1,288
                                             ----------
Telecommunications (2.6%):
     530    Alaska Communications Systems
              Group, Inc., 9.38%, 5/15/09..         533
   8,500    Ameritech Capital Funding
              Corp., 5.95%, 1/15/38........       8,865
     240    AT&T Broadband Corp., 9.46%,
              11/15/22.....................         326
   1,000    AT&T Corp./Liberty Media Group,
              7.88%, 7/15/09...............       1,160
   1,250    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11................       1,449
   4,000    Bell Telephone Co.,
              Pennsylvania, 8.35%,
              12/15/30.....................       5,004
     100    Bellsouth Corp., 6.88%,
              10/15/31.....................         110
   2,000    British Telecom PLC, 8.38%,
              12/15/10.....................       2,438
     600    Cox Communications, Inc.,
              6.88%, 6/15/05...............         642
     500    Crown Castle International
              Corp., 9.38%, 8/1/11,
              Callable 8/1/06 @ 104.69.....         558

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$    500    Eircom Funding, 8.25%,
              8/15/13......................  $      556
     686    Exodus Communications, Inc.,
              10.75%, 12/15/09 (c).........           0
   1,000    Global Crossing Holding Ltd.,
              9.13%, 11/15/06 (c)..........         100
     526    Level 3 Communications Corp.,
              11.25%, 3/15/10..............         508
     500    Mastec, Inc., 7.75%, 2/1/08....         508
     400    MCI Communications Corp.,
              8.25%, 1/20/23 (c)...........         324
   1,000    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09 (c).........          65
     500    New York Telephone Co., 6.13%,
              1/15/10......................         539
   1,165    Nynex Corp., 9.55%, 5/1/10.....       1,385
   1,000    Rural Cellular Corp., Series B,
              9.63%, 5/15/08...............         980
   1,600    Sprint Capital Corp., 6.00%,
              1/15/07......................       1,710
   1,000    Sprint Capital Corp., 7.63%,
              1/30/11......................       1,123
     370    Sprint Capital Corp., 8.38%,
              3/15/12......................         433
     800    Sprint Capital Corp., 8.75%,
              3/15/32......................         948
   1,500    TCI Communications, Inc.,
              9.80%, 2/1/12................       1,960
   1,250    Telus Corp., 8.00%, 6/1/11.....       1,464
     270    United Telephones of Florida,
              Series HH, 8.38%, 1/15/25....         329
     400    Verizon Communications, 7.90%,
              2/1/27, Callable 2/1/07 @
              103.95.......................         440
   1,500    Verizon New York, Inc., 6.88%,
              4/1/12.......................       1,663
                                             ----------
                                                 36,120
                                             ----------
Telecommunications/Mobile, Cellular (0.2%):
     500    Centennial Communications
              Corp., 10.75%, 12/15/08......         530
   1,000    Nextel Communications, Inc.,
              9.38%, 11/15/09..............       1,095
   1,000    Rogers Wireless Communications,
              Inc., 8.80%, 10/1/07.........       1,033
                                             ----------
                                                  2,658
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Transportation & Shipping (0.1%):
$    500    Burlington North Sante Fe,
              7.13%, 12/15/10..............  $      580
   1,000    Fedex Corp., 9.65%, 6/15/12....       1,309
      65    Regional Jet Equipment Trust,
              Series 00-1, 7.77%, 9/5/04...          62
                                             ----------
                                                  1,951
                                             ----------
Utilities (1.6%):
     625    AES Corp., 9.50%, 6/1/09.......         696
     890    Alabama Power Co., 2.80%,
              12/1/06......................         894
     200    Allete, Inc., 7.50%, 8/1/07,
              Callable 8/1/05 @ 100.00.....         215
   1,445    American Electric Power Co.,
              Series A, 6.13%, 5/15/06.....       1,558
     400    Appalachian Power Co., Series
              E, 4.80%, 6/15/05............         416
   1,500    Calpine Corp., 8.63%, 8/15/10..       1,178
   1,000    Cleco Corp., 7.00%, 5/1/08.....       1,008
   1,000    CMS Energy Corp., 7.00%,
              1/15/05......................       1,030
     400    Dominion Resources, Inc.,
              6.25%, 6/30/12...............         435
     500    DPL, Inc., 8.25%, 3/1/07.......         548
   1,000    Edison Mission Energy, 10.00%,
              8/15/08......................       1,043
     500    El Paso Natural Gas, Series A,
              7.63%, 8/1/10................         516
     750    FPL Energy Wind Funding, 6.88%,
              6/27/17......................         754
     500    Gulfterra Energy Partners,
              6.25%, 6/1/10................         523
     335    Gulfterra Energy Partners,
              10.63%, 12/1/12..............         417
     750    Mid American Energy Holdings,
              7.23%, 9/15/05...............         809
     500    Mirant Americas L.L.C., 8.30%,
              5/1/11 (c)...................         425
     500    MSW Energy Holdings, 7.38%,
              9/1/10.......................         525
     400    National Rural Utilities,
              7.25%, 3/1/12................         467
   1,000    Northeast Utilties, 3.30%,
              6/1/08.......................         968
     500    Plains All American Pipeline,
              7.75%, 10/15/12..............         579
     500    PSEG Energy Holdings, 7.75%,
              4/16/07......................         533
   1,400    PSEG Power, 7.75%, 4/15/11.....       1,650

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
$  2,318    Ras Laffan Gas, 7.63%,
              9/15/06......................  $    2,474
     250    Scottish Power PLC, 7.24%,
              8/16/23......................         276
     250    Semco Energy, Inc., 7.75%,
              5/15/13......................         264
   1,000    Teco Energy, Inc., 10.50%,
              12/1/07......................       1,173
   1,000    Texas-New Mexico Power Co.,
              6.13%, 6/1/08................       1,007
                                             ----------
                                                 22,381
                                             ----------
YANKEE & EURODOLLAR (1.6%):
   7,125    Bank of Scotland, 7.00%,
              11/29/49.....................       7,891
   3,000    Mobil Oil Canada, 5.00%,
              12/21/04.....................       3,098
   5,000    Scotland International Finance,
              8.80%, 1/27/04...............       5,023
   5,055    Societe Generale Estate L.L.C.,
              7.64%, 12/29/49..............       5,717
                                             ----------
                                                 21,729
                                             ----------
  Total Corporate Bonds                         484,476
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (23.6%):
Fannie Mae (7.2%):
     526    7.50%, 6/25/07, Series 92-78,
              Class H......................         555
     784    7.00%, 9/25/07, Series 92-179,
              Class H......................         811
     490    6.50%, 5/25/08, Series 93-55,
              Class K......................         523
     607    6.50%, 6/25/08, Series 93-86,
              Class H......................         640
   2,652    6.50%, 9/25/08, Series 93-175,
              Class PG.....................       2,780
     837    6.50%, 9/25/08, Series 95-19,
              Class K......................         879
     468    6.00%, 12/25/08, Series 93-231,
              Class M......................         489
     197    6.50%, 3/25/09, Series 94-32,
              Class Z......................         207
     309    8.00%, 11/25/10, Series 93-17,
              Class C......................         329
   2,685    8.50%, 11/1/11, Pool #313650...       2,943
   1,306    7.50%, 2/1/12, Pool #693747....       1,398
   2,500    6.00%, 4/18/12, Series 97-31,
              Class EB.....................       2,702

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 90

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    197    6.50%, 3/25/13, Series 93-140,
              Class H......................  $      205
   1,506    6.50%, 5/1/13, Pool #251700....       1,598
   2,887    6.00%, 1/1/14, Pool #440777....       3,036
   1,500    6.50%, 1/25/14, Series 94-1,
              Class L......................       1,638
   1,492    7.00%, 3/1/15, Pool #555187....       1,596
   2,000    5.00%, 11/25/15, Series 02-74,
              Class PD.....................       2,024
     174    12.50%, 1/1/16, Pool #303306...         200
   2,000    6.00%, 3/25/16, Series 01-5,
              Class OW.....................       2,142
   1,500    5.50%, 5/25/16, Series 02-61,
              Class PE.....................       1,564
   3,000    6.00%, 8/15/16, Series 2344,
              Class QG.....................       3,189
      16    9.00%, 3/1/17, Pool #177563....          17
   1,000    5.50%, 3/25/17, Series 02-11,
              Class QG.....................       1,041
   5,000    5.50%, 4/25/17, Series 02-18,
              Class PC.....................       5,248
       2    7.50%, 6/1/17, Pool #294569....           3
   1,000    5.50%, 9/25/17, Series 02-55,
              Class QE.....................       1,036
      81    9.30%, 5/25/18, Series 88-13,
              Class C......................          88
   1,000    6.50%, 6/25/18, Series 02-16,
              Class VD.....................       1,052
      12    9.00%, 1/1/19, Pool #70318.....          13
   1,103    9.35%, 10/25/19, Series 89-72,
              Class E......................       1,238
      43    11.50%, 12/25/19, Series 89-98,
              Class H......................          51
      63    8.80%, 1/25/20, Series 90-1,
              Class D......................          70
      60    8.75%, 9/25/20, Series 90-110,
              Class H......................          67
      45    8.95%, 10/25/20, Series 90-117,
              Class E......................          51
   2,800    7.00%, 3/25/21, Series 01-4,
              Class PC.....................       3,057
     179    8.50%, 9/25/21, Series G-29,
              Class O......................         194
     467    8.00%, 10/25/21, Series 91-141,
              Class PZ.....................         512

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,665    7.00%, 1/25/22, Series G92-15,
              Class Z......................  $    1,771
     247    7.75%, 3/25/22, Series 92-31,
              Class M......................         268
     121    7.00%, 6/25/22, Series G92-30,
              Class Z......................         128
     361    7.50%, 6/25/22, Series 92-101,
              Class J......................         375
     298    9.00%, 6/25/22, Series 92-79,
              Class Z......................         330
     727    6.00%, 8/25/22, Series 94-23,
              Class PE.....................         741
     270    0.00%, 10/25/22, Series G92-62,
              Class B, PO..................         226
     789    7.50%, 10/25/22, Series 95-4,
              Class Z......................         867
   3,018    7.50%, 10/25/22, Series 92-188,
              Class PZ.....................       3,232
     218    7.50%, 3/25/23, Series 93-23,
              Class PZ.....................         233
   1,638    6.50%, 4/25/23, Series 93-160,
              Class AJ.....................       1,740
     402    7.00%, 5/25/23, Series 93-60,
              Class Z......................         436
     659    7.00%, 5/25/23, Series 93-56,
              Class PZ.....................         715
   1,547    0.00%, 6/25/23, Series 93-257,
              Class C, PO..................       1,411
   2,000    5.00%, 6/25/23, Series 03-83,
              Class PG.....................       1,953
   1,996    7.00%, 6/25/23, Series 93-79,
              Class PL.....................       2,108
     655    6.50%, 7/25/23, Series 96-59,
              Class K......................         698
   3,423    6.00%, 8/25/23, Series 94-23,
              Class PX.....................       3,564
   2,000    6.50%, 8/25/23, Series 94-28,
              Class K......................       2,115
   3,085    7.00%, 8/25/23, Series 93-141,
              Class Z......................       3,289
   1,214    7.00%, 8/25/23, Series 93-149,
              Class M......................       1,293
      57    0.00%, 9/25/23, Series 93-205,
              Class H, PO..................          51
   1,395    6.50%, 9/25/23, Series 93-160,
              Class ZA.....................       1,508
     797    6.50%, 11/25/23, Series 95-19,
              Class Z......................         865
     137    7.10%, 12/25/23, Series 93-255,
              Class E......................         140

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    780    0.00%, 4/25/24, Series 94-65,
              Class PK, PO.................  $      685
      23    9.00%, 4/1/25, Pool # 250228...          25
     825    7.50%, 9/1/25, Pool #324179....         885
     464    8.50%, 12/1/25, Pool #313692...         510
      13    7.50%, 10/1/26, Pool #365997...          14
      31    7.50%, 3/1/27, Pool #250854....          33
     952    7.00%, 3/18/27, Series 97-11,
              Class E......................       1,019
   1,939    6.00%, 3/25/27, Series 98-63,
              Class PG.....................       1,975
     459    7.50%, 4/18/27, Series 97-27,
              Class J......................         494
   5,399    6.50%, 9/18/27, Series 97-63,
              Class ZA.....................       5,751
      44    7.00%, 3/1/28, Pool #251569....          46
   1,263    6.50%, 4/1/28, Pool #420165....       1,323
     907    5.50%, 12/1/28, Pool #455598...         924
   1,290    5.50%, 7/1/29, Pool #517656....       1,315
   1,849    6.50%, 7/1/29, Pool #517679....       1,936
     957    6.50%, 7/1/29, Pool #252570....       1,002
     818    6.50%, 8/1/29, Pool #323866....         856
   1,622    8.00%, 9/18/29, Series 99-47,
              Class JZ.....................       1,824
   1,998    7.50%, 2/20/30, Series 00-8,
              Class Z......................       2,162
   2,000    5.75%, 6/25/33, Series 03-47,
              Class PE.....................       1,905
                                             ----------
                                                 99,927
                                             ----------
Freddie Mac (13.0%):
       1    7.25%, 1/1/05, Pool #184093....           1
     131    7.00%, 9/15/07, Series 1457,
              Class PJ.....................         133
      10    8.50%, 1/1/08, Gold Pool
              #G10164......................          11

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    104    8.00%, 2/1/08, Gold Pool
              #E47060......................  $      110
      24    8.75%, 4/1/08, Pool #160043....          25
     879    6.75%, 4/15/08, Series 1506,
              Class PH.....................         911
   3,540    6.50%, 6/15/08, Series 1538,
              Class J......................       3,828
      28    8.00%, 8/1/08, Pool #180531....          30
     560    6.50%, 8/15/08, Series 1561,
              Class J......................         603
      12    8.25%, 9/1/08, Pool #186743....          13
   1,289    6.50%, 9/15/08, Series 1587,
              Class H......................       1,327
   2,206    6.50%, 12/15/08, Series 1796,
              Class B......................       2,323
     967    6.00%, 1/15/09, Series 1667,
              Class B......................       1,028
     987    6.00%, 3/15/09, Series 1693,
              Class Z......................         992
     642    7.00%, 6/1/09, Gold Pool
              #E00313......................         686
      32    10.25%, 6/1/09, Pool #160081...          35
      29    8.00%, 8/1/09, Pool #256159....          30
     151    8.00%, 2/1/10, Pool #180084....         163
     284    9.00%, 2/1/10, Gold Pool
              #E82421......................         298
       3    14.75%, 3/1/10, Pool #170027...           3
     352    8.50%, 6/1/10, Gold Pool
              #G10505......................         380
     773    7.50%, 9/1/10, Gold Pool
              #E62448......................         825
       2    14.50%, 12/1/10, Pool
              #170040......................           3
       2    13.50%, 1/1/11, Pool #170042...           3
       1    14.50%, 3/1/11, Pool #170046...           1
       5    15.00%, 3/1/11, Pool #170045...           5
     822    7.00%, 5/1/11, Gold Pool
              #E00434......................         877
     739    7.50%, 5/1/11, Gold Pool
              #E00438......................         789

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 92

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    966    7.00%, 6/1/11, Gold Pool
              #E64220......................  $    1,030
       7    14.50%, 12/1/11, Pool
              #181072......................           8
     175    9.25%, 5/1/12, Pool #251452....         190
       0    13.50%, 10/1/12, Pool
              #183150......................           0
   5,000    6.50%, 5/15/13, Series 2055,
              Class OE.....................       5,289
     115    6.50%, 8/15/13, Series 1556,
              Class H......................         122
     694    7.00%, 10/15/13, Series 1595,
              Class D......................         731
      15    12.50%, 1/1/14, Pool #304168...          16
       2    13.00%, 6/1/14, Pool #170096...           2
   6,819    6.50%, 7/1/14, Gold Pool
              #E00721......................       7,225
   1,556    6.00%, 7/15/15, Series 2353,
              Class TC.....................       1,587
      41    12.00%, 8/1/15, Pool #170269...          47
   1,715    6.50%, 12/15/15, Series 2054,
              Class VB.....................       1,718
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ.....................       3,218
       9    7.50%, 11/1/16, Pool #280421...           9
   4,000    6.00%, 12/15/16, Series 2394,
              Class MC.....................       4,258
   1,000    6.00%, 1/15/17, Series 2399,
              Class PG.....................       1,059
      14    7.50%, 2/1/17, Pool #285128....          15
   1,010    6.00%, 2/15/17, Series 2108,
              Class VB.....................       1,026
   1,896    4.00%, 5/15/18, Series 2643,
              Class KG.....................       1,941
   2,000    4.50%, 5/15/18, Series 2617,
              Class GR.....................       1,882
   4,891    4.00%, 8/1/18, Pool #E01424....       4,785
      47    12.00%, 7/1/19, Pool #555238...          53
     239    9.50%, 7/15/19, Series 11,
              Class D......................         240
     384    7.50%, 10/1/19, Gold Pool
              #G00016......................         415

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    107    9.50%, 5/15/20, Series 38,
              Class D......................  $      107
     108    9.20%, 10/15/20, Series 84,
              Class F......................         108
      65    8.13%, 11/15/20, Series 81,
              Class A......................          65
      81    9.10%, 1/15/21, Series 109,
              Class I......................          82
   1,388    7.00%, 1/17/21, Series 2190,
              Class PU.....................       1,396
     565    8.00%, 4/15/22, Series 1254,
              Class N......................         585
   1,104    8.00%, 6/15/22, Series 1316,
              Class Z......................       1,160
     301    7.50%, 8/15/22, Series 1343,
              Class LB.....................         316
      26    8.50%, 9/15/22, Series 198,
              Class Z......................          27
      63    7.00%, 10/15/22, Series 1547,
              Class PK.....................          63
   9,813    6.50%, 11/1/22, Pool #G30234...      10,304
     341    6.50%, 11/15/22, Series 1552,
              Class HB.....................         346
     792    6.75%, 11/15/22, Series 1552,
              Class H......................         803
     565    7.50%, 1/15/23, Series 1456,
              Class Z......................         601
   1,536    8.00%, 2/15/23, Series 201,
              Class Z......................       1,592
     802    6.00%, 5/15/23, Series 1630,
              Class PJ.....................         841
   9,585    6.00%, 6/15/23, Series 1637,
              Class G......................      10,024
   1,000    7.00%, 7/15/23, Series 1543,
              Class VN.....................       1,076
     353    10.00%, 8/15/23, Series 1611,
              Class JC, IF*................         377
     875    6.50%, 9/15/23, Series 1577,
              Class PV.....................         889
   1,500    7.00%, 9/25/23, Series 29,
              Class J......................       1,598
   4,332    6.25%, 11/25/23, Series 24,
              Class J......................       4,582
     522    6.50%, 11/25/23, Series 23,
              Class KZ.....................         559
   2,000    4.50%, 12/15/23, Series 2716,
              Class UN, IF,IO*.............       1,831
   3,146    6.50%, 12/15/23, Series 1628,
              Class LZ.....................       3,356

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,673    6.50%, 1/1/24, Gold Pool
              #C80091......................  $    1,763
     343    10.00%, 2/15/24, Series 1671,
              Class QC, IF*................         348
     424    8.00%, 4/25/24, Series 31,
              Class Z......................         456
      93    7.50%, 6/1/24, Gold Pool
              #C80161......................         100
   1,349    7.00%, 9/1/24, Gold Pool
              #G00271......................       1,433
     345    7.50%, 10/1/24, Gold Pool
              #C80245......................         373
   1,005    7.00%, 11/1/24, Gold Pool
              #G00278......................       1,068
      39    6.50%, 9/15/26, Series 2067,
              Class PD.....................          39
     541    6.25%, 10/15/26, Series 2082,
              Class PG.....................         543
     283    6.25%, 12/15/26, Series 2075,
              Class QG.....................         284
       8    7.50%, 2/1/27, Gold Pool
              #D78499......................           8
      31    7.50%, 2/1/27, Gold Pool
              #C00496......................          33
   4,410    6.50%, 7/15/27, Series 2137,
              Class TG.....................       4,479
     581    7.00%, 8/1/27, Gold Pool
              #D81734......................         616
     957    8.00%, 8/1/27, Gold Pool
              #G00747......................       1,037
     420    6.50%, 10/15/27, Series 2154,
              Class PK.....................         428
   2,429    6.00%, 11/15/27, Series 2132,
              Class PD.....................       2,509
   6,103    6.00%, 12/15/27, Series 2123,
              Class PE.....................       6,309
   4,900    6.25%, 1/15/28, Series 2122,
              Class QR.....................       5,163
   3,031    6.50%, 1/15/28, Series 2137,
              Class TM.....................       3,099
     823    6.50%, 1/15/28, Series 2022,
              Class PE.....................         872
   1,780    6.50%, 1/15/28, Series 2036,
              Class PG.....................       1,915
      19    7.00%, 2/1/28, Gold Pool
              #D86005......................          20
   2,000    6.00%, 4/15/28, Series 2161,
              Class PG.....................       2,067
     961    7.00%, 10/15/28, Series 2089,
              Class PJ, IO.................         153

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$ 10,000    6.00%, 11/15/28, Series 2091,
              Class PG.....................  $   10,424
   1,759    6.00%, 2/1/29, Gold Pool
              #C21930......................       1,822
     904    6.50%, 6/1/29, Gold Pool
              #C00785......................         947
     450    7.00%, 8/1/29, Gold Pool
              #C30263......................         476
      17    7.50%, 11/1/29, Gold Pool
              #C32536......................          19
   2,000    8.00%, 11/15/29, Series 2201,
              Class C......................       2,195
       5    8.00%, 3/1/30, Gold Pool
              #C37157......................           6
       8    7.50%, 10/1/30, Gold Pool
              #C44034......................           9
   1,468    7.50%, 10/15/30, Series 2261,
              Class ZY.....................       1,538
      34    7.50%, 11/1/30, Gold Pool
              #C44373......................          37
     469    6.00%, 4/15/31, Series 2310,
              Class Z......................         484
     375    6.50%, 5/15/31, Series 2313,
              Class LA.....................         398
   8,000    6.50%, 6/15/31, Series 2330,
              Class PE.....................       8,419
   5,608    6.50%, 8/15/31, Series 2454,
              Class BG.....................       5,900
     300    6.25%, 2/15/32, Series 2410,
              Class QB.....................         311
   1,000    6.50%, 3/15/32, Series 2430,
              Class WF.....................       1,047
   1,500    6.50%, 5/15/32, Series 2455,
              Class GK.....................       1,594
  10,000    6.50%, 6/15/32, Series 2457,
              Class PE.....................      10,447
   2,000    6.50%, 6/15/32, Series 2466,
              Class DH.....................       2,098
   2,000    6.00%, 12/15/32, Series 2543,
              Class YX.....................       2,058
   1,639    6.50%, 2/25/43, Series T-54,
              Class 2A.....................       1,744
                                             ----------
                                                182,075
                                             ----------
Government National Mortgage Assoc. (3.4%):
       1    8.00%, 5/15/04, Pool #2597.....           1
      57    7.50%, 6/15/07, Pool #17109....          60

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 94

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$     17    8.00%, 10/15/07, Pool #19860...  $       18
       5    8.00%, 10/15/07, Pool #20471...           6
      10    8.00%, 11/15/07, Pool #21064...          11
       9    8.00%, 1/15/08, Pool #21259....          10
      24    8.00%, 5/15/08, Pool #23139....          26
       5    13.00%, 1/15/15, Pool
              #121789......................           6
      28    9.00%, 4/15/16, Pool #159851...          31
      10    9.00%, 9/15/16, Pool #164740...          11
      31    9.00%, 9/15/16, Pool #179836...          34
       8    9.00%, 10/15/16, Pool
              #170831......................           9
       8    9.00%, 11/15/16, Pool
              #193234......................           9
      91    9.00%, 12/15/16, Pool
              #190923......................         102
       9    9.00%, 12/15/16, Pool
              #151253......................          10
      13    9.00%, 12/15/16, Pool
              #183237......................          14
      14    9.00%, 1/15/17, Pool #180482...          15
       3    9.00%, 5/15/17, Pool #203439...           3
      13    9.00%, 7/15/18, Pool #216264...          15
      63    9.00%, 3/15/20, Pool #160559...          70
      17    10.00%, 11/15/20, Pool
              #299559......................          19
      29    7.25%, 7/15/21, Pool #310456...          31
      29    9.00%, 7/15/21, Pool #313183...          32
     244    7.25%, 9/15/21, Pool #313389...         263
     127    7.25%, 10/15/21, Pool
              #309750......................         137
       7    9.00%, 11/15/21, Pool
              #218409......................           7
     167    7.25%, 1/15/22, Pool #314497...         179

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$     81    9.00%, 1/15/22, Pool #316247...  $       90
   7,700    6.50%, 7/20/22, Series 02-40,
              Class VD.....................       7,970
     356    7.50%, 10/15/22, Pool
              #297656......................         385
      90    7.00%, 1/15/23, Pool #339885...          97
     190    7.00%, 2/15/24, Pool #376855...         204
      21    7.00%, 4/15/24, Pool #380930...          22
      19    7.00%, 4/15/24, Pool #389850...          20
     252    7.00%, 4/15/24, Pool #359713...         270
     340    9.00%, 11/15/24, Pool
              #780029......................         381
     159    9.00%, 1/15/25, Pool #369632...         177
      77    7.50%, 8/20/25, Pool #2056.....          82
      58    8.50%, 11/15/25, Pool
              #405529......................          63
     368    7.50%, 7/15/26, Pool #430999...         396
      55    8.00%, 8/20/26, Pool #2270.....          60
      49    8.00%, 9/20/26, Pool #2285.....          53
     205    6.38%, 11/20/26, Series 98-14,
              Class PG.....................         207
     142    7.00%, 12/15/26, Pool
              #780481......................         152
      36    7.50%, 2/15/27, Pool #442422...          38
      48    7.75%, 2/15/27, Pool #438633...          52
      55    8.00%, 2/20/27, Pool #2379.....          59
      35    8.00%, 3/20/27, Pool #2397.....          37
   1,438    7.50%, 5/16/27, Series 97-8,
              Class PN.....................       1,543
   1,131    9.00%, 5/16/27, Series 97-7,
              Class ZA.....................       1,250
     325    8.00%, 6/20/27, Pool #2445.....         352
     735    7.50%, 7/20/27, Pool #2457.....         785

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$     65    7.00%, 11/15/27, Pool
              #460982......................  $       70
      77    7.25%, 1/15/28, Pool #427295...          83
     244    8.00%, 1/20/28, Pool #2538.....         264
   1,942    6.50%, 2/15/28, Pool #460759...       2,051
      88    7.00%, 2/15/28, Pool #408006...          94
     123    7.00%, 4/15/28, Pool #360750...         131
      38    8.00%, 4/20/28, Pool #2581.....          41
      27    8.00%, 6/20/28, Pool #2606.....          29
     125    8.00%, 7/20/28, Pool #2619.....         135
     162    8.00%, 8/20/28, Pool #2633.....         175
   3,305    6.00%, 11/15/28, Pool
              #486678......................       3,441
     145    6.50%, 2/20/29, Pool #2714.....         153
   1,338    6.50%, 6/15/29, Pool #472969...       1,413
     111    7.50%, 9/15/29, Pool #511482...         119
   1,633    6.50%, 10/15/29, Pool
              #781118......................       1,725
     276    9.35%, 11/16/29, Series 99-43,
              Class TA, IF*................         283
   4,722    8.00%, 12/20/29, Series 99-44,
              Class ZG.....................       5,065
   3,355    8.00%, 1/16/30, Series 00-1,
              Class PK.....................       3,693
   2,789    8.00%, 6/20/30, Series 00-9,
              Class Z......................       2,980
   2,568    7.75%, 9/20/30, Series 00-26,
              Class Z......................       2,708
   2,762    7.00%, 1/20/32, Series 02-4,
              Class TD.....................       2,928
   3,000    6.50%, 6/20/32, Series 02-45,
              Class QE.....................       3,156
     150    6.00%, 7/16/32, Series 02-47,
              Class HM.....................         154
                                             ----------
                                                 46,765
                                             ----------
  Total U.S. Government Agency Mortgages        328,767
                                             ----------

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (3.6%):
Fannie Mae (0.9%):
$  1,935    6.25%, 2/1/11..................  $    2,142
   7,500    6.13%, 3/15/12.................       8,368
   2,000    8.20%, 3/10/16.................       2,626
                                             ----------
                                                 13,136
                                             ----------
Federal Home Loan Bank (0.1%):
   1,500    5.09%, 10/7/08, Series LZ08....       1,605
                                             ----------
Other U.S. Agencies (0.1%):
   1,513    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20.......................       1,538
                                             ----------
Resolution Funding Corporation STRIPS (2.5%):
   5,000    10/15/19.......................       2,088
  65,000    10/15/19.......................      27,228
  10,000    4/15/19........................       4,322
                                             ----------
                                                 33,638
                                             ----------
  Total U.S. Government Agency Securities        49,917
                                             ----------
U.S. TREASURY OBLIGATIONS (26.1%):
U.S. Treasury Bonds (17.4%):
  37,130    10.75%, 8/15/05................      42,569
   3,500    6.00%, 8/15/09.................       3,966
  41,595    12.75%, 11/15/10...............      49,864
   6,385    10.38%, 11/15/12...............       8,148
   1,500    7.50%, 11/15/16................       1,910
  10,925    8.88%, 8/15/17.................      15,476
  15,125    9.13%, 5/15/18.................      21,941
  14,000    9.00%, 11/15/18................      20,193
   5,000    8.13%, 8/15/19.................       6,755
   6,000    8.75%, 5/15/20.................       8,570
  12,685    8.13%, 5/15/21.................      17,289
  12,300    8.13%, 8/15/21.................      16,778
   7,125    8.00%, 11/15/21................       9,625
  13,600    7.13%, 2/15/23.................      16,978
                                             ----------
                                                240,062
                                             ----------
U.S. Treasury Inflation Protected Bonds (0.5%):
   2,600    3.38%, 1/15/07.................       3,290
   2,000    3.88%, 1/15/09.................       2,548
   1,000    3.63%, 4/15/28.................       1,418
                                             ----------
                                                  7,256
                                             ----------
U.S. Treasury Notes (7.4%):
  35,000    2.00%, 8/31/05.................      35,237
  20,000    6.88%, 5/15/06.................      22,240
   9,000    5.63%, 5/15/08.................       9,972
  15,000    6.50%, 2/15/10.................      17,435
  17,300    5.00%, 2/15/11.................      18,585
                                             ----------
                                                103,469
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 96

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (0.8%):
$  1,250    2/15/10........................  $      995
   5,000    2/15/11........................       3,761
   7,500    5/15/12........................       5,239
     308    5/15/13........................         203
   1,040    5/15/18........................         495
                                             ----------
                                                 10,693
                                             ----------
  Total U.S. Treasury Obligations               361,480
                                             ----------
MUNICIPAL BONDS (0.2%):
Illinois (0.2%):
   3,460    State Pension, GO, 5.10%,
              6/1/33.......................       3,181
                                             ----------
  Total Municipal Bonds                           3,181
                                             ----------
COMMON STOCKS (0.0%):
Chemicals & Plastics (0.0%):
       8    Polymer Group, Inc. (b) (d)....          62
                                             ----------
Telecommunications (0.0%):
       1    Arch Wireless (b) (d)..........          14
      28    Cincinnati Bell, Inc. (b)
              (d)..........................         143
       3    Leucadia National Corp. .......         152
       1    XO Communications, Inc. (b)
              (d)..........................           6
                                             ----------
                                                    315
                                             ----------
  Total Common Stocks                               377
                                             ----------
PREFERRED STOCKS (0.0%):
Cable Television (0.0%):
       0    Classic Communications, Inc.,
              11.00% PIK...................  $      125
                                             ----------
Telecommunications (0.0%):
       3    Mcleod USA, Inc., 2.50% (d)....          26
                                             ----------
  Total Preferred Stocks                            151
                                             ----------

 Shares
   or
Principal
 Amount          Security Description          Value
---------   -------------------------------  ----------
WARRANTS (0.0%):
Automotive (0.0%):
       1    Hayes Lemmerz International,
              Inc. ........................  $        0
                                             ----------
Telecommunications (0.0%):
       8    Mcleod USA, Inc. ..............           4
       2    XO Communications, Inc., Series
              A............................           3
       2    XO Communications, Inc., Series
              B............................           3
       2    XO Communications, Inc., Series
              C............................           2
                                             ----------
  Total Warrants                                     12
                                             ----------
INVESTMENT COMPANIES (4.0%):
  55,249    One Group Prime Money Market
              Fund, Class I (e)............      55,249
                                             ----------
  Total Investment Companies                     55,249
                                             ----------
REPURCHASE AGREEMENT (1.8%):
$ 25,467    State Street Bank and Trust,
              0.65%, 1/2/04 (Proceeds at
              maturity $25,468,
              collateralized by various
              U.S. Government
              securities)..................      25,467
                                             ----------
  Total Repurchase Agreement                     25,467
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (22.8%):
 317,267    Pool of various securities for
              One Group Bond Funds --
              footnote 2 (Securities
              Lending).....................     317,267
                                             ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending             317,267
                                             ----------
Total (Cost $1,641,321) (a)                  $1,699,281
                                             ==========

------------
Percentages indicated are based on net assets of $1,391,052.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 83,376
                   Unrealized depreciation......................   (25,416)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 57,960
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempts from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Non-income producing security.

(e) Investment in affiliate.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES (0.4%):
 $ 1,626    Merrill Lynch, Inc., Series
              144-S, 7.43%, 7/25/24.........  $    1,654
   3,670    Residential Asset Mortgage
              Products, Inc., Series 01-RS3,
              Class AI4, 6.29%, 10/25/31....       3,754
                                              ----------
  Total Asset Backed Securities                    5,408
                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (10.7%):
     363    Bank of America Mortgage
              Securities, Series 03-9, Class
              1A2, 0.00%, 12/25/33, PO......         138
      17    Citicorp Mortgage Securities,
              Inc., Series 94-6, Class A3,
              5.75%, 3/25/09................          17
     218    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25................         218
     291    Citicorp Mortgage Securities,
              Inc., Series 01-5, Class APO,
              0.00%, 4/25/31, PO............         286
   1,840    Citicorp Mortgage Securities,
              Inc., Series 03-8, Class APO,
              0.00%, 8/25/33, PO............       1,384
   5,950    Citigroup Mortgage Loan Trust,
              Inc., 5.50%, 12/25/18.........       6,089
   3,844    Citigroup Mortgage Loan Trust,
              Inc., 7.00%, 9/25/33..........       4,040
   1,756    Countrywide Alternative Loan
              Trust, Series 01-6, Class 2A4,
              7.00%, 7/25/31................       1,772
   1,586    Countrywide Alternative Loan
              Trust, Series 01-7, Class A14,
              7.00%, 8/25/31................       1,602
   2,121    Countrywide Alternative Loan
              Trust, Series 01-12, Class A6,
              6.50%, 1/25/32................       2,128
   5,000    Countrywide Alternative Loan
              Trust, Series 02-2, Class A12,
              6.75%, 4/25/32................       5,119
   2,000    Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32................       2,112
   6,498    Countrywide Home Loans, Series
              03-J7, Class 4A3, 8.30%,
              8/25/18, IF*..................       6,367
   7,275    Countrywide Home Loans, Series
              03-J2, Class A17, 6.26%,
              4/25/33, IF, IO*..............         670
     554    Countrywide Home Loans, Series
              03-18, Class A12, 5.50%,
              7/25/33.......................         541

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   410    Countrywide Home Loans, Series
              03-44, Class A9, 0.00%,
              10/25/33, PO..................  $      211
   1,158    Countrywide Home Loans, Series
              03-56, Class 2A1, 1.63%,
              12/25/33......................       1,151
     243    DLJ Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 6.34%,
              5/28/28, IF*..................         243
   1,010    Impac Secured Assets Common
              Owner Trust, Series 00-1,
              Class A8, 8.15%, 4/25/30......       1,020
     723    Kidder Peabody Mortgage Assets
              Trust, Series B, Class A1,
              0.00%, 4/22/18, PO............         654
     303    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D,
              9.95%, 2/1/19.................         306
     859    Master Asset Securitization
              Trust, Series 03-11, Class
              15P0, 0.00%, 12/25/18, PO.....         670
   4,500    Master Asset Securitization
              Trust, Series 02-3, Class
              2A16, 6.50%, 7/25/32..........       4,704
   4,000    Master Asset Securitization
              Trust, Series 02-4, Class A19,
              6.50%, 8/25/32................       4,153
      18    Merrill Lynch Trust, Series 7,
              Class B, 0.00%, 4/20/18, PO...          18
     760    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20......         823
       0    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 3886.76%,
              4/20/21, HB, IF*..............          65
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 3886.76%,
              7/20/21, HB, IF*..............         111
      31    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21, PO..................          27
      12    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO..................          11
   3,504    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A7, 5.00%,
              4/25/18.......................       3,590
   1,530    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A5, 7.00%,
              4/25/33.......................       1,545

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 98

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 3,067    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A1, 5.50%,
              5/25/33.......................  $    3,159
   3,748    Nomura Asset Acceptance Corp.,
              Series 03-A1, Class A2, 6.00%,
              5/25/33.......................       3,858
   3,290    Norwest Integrated Structured
              Assets, Inc., Series 00-1,
              Class 1A4, 7.50%, 3/25/30.....       3,363
   1,187    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08.....       1,186
     712    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A25, 3.16%, 1/25/24.....         710
     491    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A28, 13.52%, 1/25/24,
              IF*...........................         491
   5,367    Prudential Home Mortgage
              Securities, Series 94-6, Class
              A9, 6.50%, 2/25/24............       5,361
   1,531    Residential Accredit Loans,
              Inc., Series 02-QS16, Class
              A3, 14.28%, 10/25/17, IF*.....       1,656
   5,274    Residential Accredit Loans,
              Inc., Series 03-QS3, Class A8,
              6.48%, 2/25/18, IF, IO*.......         687
   3,797    Residential Accredit Loans,
              Inc., Series 03-QS3, Class A2,
              14.04%, 2/25/18, IF*..........       4,057
   2,780    Residential Accredit Loans,
              Inc., 5.00%, 6/25/18, Series
              03-QS12, Class A5, IO.........         425
   9,778    Residential Accredit Loans,
              Inc., Series 03-QS18, Class
              A1, 5.00%, 9/25/18............      10,021
     291    Residential Accredit Loans,
              Inc., Series 97-QS9, Class A8,
              7.25%, 9/25/27................         291
   1,213    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              A4, 7.75%, 12/25/30...........       1,235
     100    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              NB4, 7.75%, 12/25/30..........         100
     597    Residential Accredit Loans,
              Inc., Series 01-QS14, Class
              A4A, 6.43%, 10/25/31, IF,
              IO*...........................           6
   2,381    Residential Accredit Loans,
              Inc., Series 02-QS6, Class
              A10, 6.50%, 5/25/32...........       2,418

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $66,451    Residential Accredit Loans,
              Inc., Series 03-QS13, Class
              A6, 0.60%, 7/25/33, IO, IF*...  $      920
   1,664    Residential Asset Securitization
              Trust, Series 00-A7, Class A3,
              8.00%, 11/25/30...............       1,670
     794    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S17, Class A1, 6.50%,
              7/25/14.......................         802
   2,819    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S14, Class A4, 0.00%,
              7/25/18, PO...................       2,309
   6,070    Residential Funding Mortgage
              Securities I, Inc., Series
              03-S7, Class A17, 4.00%,
              5/25/33.......................       5,898
   3,000    Residential Funding Mortgage
              Securities I, Inc., Series
              02-S13, Class A3, 5.50%,
              6/25/33.......................       2,900
     634    Residential Funding Securities
              Corp., Series 02-RM1, Class
              API, 0.00%, 12/25/17, PO......         539
     180    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30.......................         187
   1,559    Structured Asset Securities
              Corp., Series 01-1, Class 1A8,
              6.85%, 2/25/31................       1,564
     804    Vendee Mortgage Trust, Series
              02-2, Class J, 6.00%,
              1/15/09.......................         845
   1,783    Vendee Mortgage Trust, Series
              01-1, Class 2J, 7.00%,
              5/15/10.......................       1,951
   1,371    Vendee Mortgage Trust, Series
              94-2, Class 3ZA, 6.50%,
              2/15/20.......................       1,397
   4,150    Vendee Mortgage Trust, Series
              03-1, Class B, 5.75%,
              12/15/20......................       4,316
   3,050    Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26.......................       3,303
   1,822    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26.......................       1,939
   3,334    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27.......................       3,574
   3,000    Vendee Mortgage Trust, Series
              98-1, Class 2E, 7.00%,
              9/15/27.......................       3,169
   3,000    Washington Mutual Mortgage
              Securities Corp., Series
              03-S8, Class A6, 4.50%,
              9/25/18.......................       2,865
     985    Washington Mutual Mortgage
              Securities Corp., Series
              03-S10, Class A6, 0.00%,
              10/25/18, PO..................         769

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,757    Washington Mutual Mortgage
              Securities Corp., Series 01-4,
              Class 1A4, 6.63%, 6/25/31.....  $    1,762
   1,215    Washington Mutual Mortgage
              Securities Corp., Series
              01-MS10, Class 4A2, 6.75%,
              9/25/31.......................       1,236
   1,500    Washington Mutual Mortgage
              Securities Corp., Series
              03-AR7, Class A6, 3.03%,
              8/25/33.......................       1,454
     996    Washington Mutual Mortgage
              Securities Corp., Series
              03-S9, Class P, 0.00%,
              10/25/33, PO..................         699
   2,300    Wells Fargo Mortgage Backed
              Securities Trust, Series 03-8,
              Class A9, 4.50%, 8/25/18......       2,168
   3,931    Wells Fargo Mortgage Backed
              Securities Trust, Series
              03-11, Class 1APO, 0.00%,
              10/25/18, PO..................       3,117
   1,880    Wells Fargo Mortgage Backed
              Securities Trust, Series
              03-11, Class 1A7, 4.75%,
              10/25/18......................       1,882
   2,710    Wells Fargo Mortgage Backed
              Securities Trust, Series
              03-13, Class A7, 4.50%,
              11/25/18......................       2,582
  75,229    Wells Fargo Mortgage Backed
              Securities Trust, Series
              03-16, Class 2AI0, 0.12%,
              12/25/18, IO..................         288
                                              ----------
  Total Collateralized Mortgage Obligations      146,914
                                              ----------
U.S. GOVERNMENT AGENCY MORTGAGES (80.9%):
Fannie Mae (30.6%):
       1    10.00%, 5/25/04, Series 89-26,
              Class D.......................           1
       0    758.75%, 1/25/06, Series 91-4,
              Class N, HB...................           2
       0    778.65%, 1/25/06, Series 91-4,
              Class H, HB...................           2
       0    908.75%, 3/25/06, Series 91-20,
              Class M, HB...................           3
       0    1008.25%, 4/25/06, Series 91-33,
              Class J, HB*..................           1
       0    1087.97%, 6/25/06, Series 91-71,
              Class E, HB...................           3
       0    1182.80%, 9/25/06, Series
              91-133, Class L, HB...........           3
     500    7.00%, 9/25/07, Series 92-170,
              Class K.......................         533

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   210    8.50%, 12/1/07, Pool #420646....  $      219
   1,107    7.00%, 1/25/08, Series 93-8,
              Class H.......................       1,167
     628    6.50%, 4/1/08, Pool #629154.....         661
     112    2.81%, 5/25/08, Series 93-72,
              Class F*......................         111
     353    6.00%, 6/1/08, Pool #251827.....         372
     501    7.00%, 7/25/08, Series 93-131,
              Class Z.......................         526
     229    9.06%, 7/25/08, Series 93-238,
              Class SB, IF*.................         234
     794    0.00%, 9/25/08, Series 96-20,
              Class L, PO...................         758
     203    13.04%, 9/25/08, Series 93-175,
              Class SA, IF*.................         224
     312    14.39%, 9/25/08, Series 93-164,
              Class SA, IF*.................         352
     731    0.00%, 10/25/08, Series 96-24,
              Class B, PO...................         699
      96    2.81%, 10/25/08, Series 93-196,
              Class FA*.....................          95
     285    8.32%, 10/25/08, Series 93-192,
              Class SC, IF*.................         297
      96    9.25%, 10/25/08, Series 93-196,
              Class SB, IF*.................         102
   1,501    12.91%, 10/25/08, Series 93-94,
              Class S, IF*..................       1,640
     211    18.77%, 10/25/08, Series 93-196,
              Class SA, IF*.................         244
     923    13.63%, 12/25/08, Series 93-234,
              Class SC, IF*.................       1,058
     165    14.09%, 12/25/08, Series 93-233,
              Class SC, IF*.................         169
   1,244    17.21%, 2/25/09, Series 94-13,
              Class SK, IF*.................       1,380
   3,585    6.00%, 3/25/09, Series 94-34,
              Class DZ......................       3,801
     125    6.50%, 3/25/09, Series 95-13,
              Class B.......................         128
     543    6.50%, 4/1/09, Pool #190760.....         577
     677    6.50%, 4/1/09, Pool #190830.....         717
   2,494    13.45%, 11/25/09, Series 02-73,
              Class S, IF*..................       2,667
      82    9.00%, 2/1/10, Pool #303165.....          86
     432    8.00%, 4/1/11, Pool #738780.....         462
   1,335    6.50%, 7/1/11, Pool #545431.....       1,417
   1,763    6.00%, 7/15/11, Series 2480,
              Class PV......................       1,885
     936    8.50%, 9/1/11, Pool #724433.....       1,026

Continued
ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 100

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,608    8.50%, 9/1/11, Pool #74417......  $    1,766
   4,061    6.50%, 12/25/11, Series 01-12,
              Class VC......................       4,138
   2,542    5.50%, 6/1/12, Pool #254368.....       2,681
   1,456    8.00%, 11/1/12, Pool #535710....       1,559
   4,922    5.00%, 11/25/12, Series 03-16,
              Class PI, IO..................         329
   1,111    6.50%, 12/25/12, Series 02-37,
              Class VA......................       1,123
     875    6.50%, 12/25/12, Series 02-9,
              Class VE......................         926
   1,433    5.50%, 5/1/13, Pool #254774.....       1,511
   3,059    5.50%, 5/1/13, Pool #254827.....       3,224
     373    10.25%, 7/25/13, Pool #100121...         418
     364    6.50%, 9/1/13, Pool #251982.....         387
   2,260    13.75%, 11/25/13, Series 93-230,
              Class SG, IF*.................       2,473
     445    22.76%, 12/25/13, Series 93-225,
              Class SG, IF*.................         546
   1,720    6.00%, 2/1/14, Pool #190632.....       1,798
     704    6.00%, 9/25/14, Series 01-71,
              Class QC......................         710
   1,500    4.50%, 3/25/15, Series 03-65,
              Class CI, IO..................         301
     533    8.00%, 6/1/15, Pool #535377.....         572
     493    8.00%, 9/1/15, Pool #535460.....         529
     635    8.00%, 11/1/15, Pool #535852....         681
   3,000    5.00%, 11/25/15, Series 02-74,
              Class PD......................       3,036
   3,845    6.00%, 11/25/15, Series 01-59,
              Class VB......................       4,017
   2,000    6.00%, 11/25/15, Series 01-49,
              Class DQ......................       2,114
   2,000    6.50%, 11/25/15, Series 01-52,
              Class XN......................       2,121
     868    8.00%, 12/1/15, Pool #650496....         931
   1,000    6.00%, 12/25/15, Series 01-78,
              Class VB......................       1,052
     198    12.50%, 1/1/16, Pool #303306....         228
   4,000    5.00%, 1/25/16, Series 02-74,
              Class LD......................       4,047
     532    9.00%, 2/1/16, Pool #573019.....         589
   2,000    6.00%, 3/25/16, Series 01-5,
              Class OW......................       2,142
   1,500    6.00%, 4/15/16, Series 2458,
              Class OD......................       1,568

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,801    6.00%, 6/1/16, Pool #583745.....  $    2,942
     116    6.50%, 6/1/16, Pool #368930.....         122
   8,000    6.00%, 8/15/16, Series 2344,
              Class QG......................       8,502
   1,234    5.00%, 12/1/16, Pool #615017....       1,261
   1,554    7.00%, 12/1/16, Pool #742771....       1,662
   4,000    6.00%, 12/25/16, Series 01-71,
              Class QE......................       4,255
   1,000    6.00%, 12/25/16, Series 01-74,
              Class MB......................       1,072
   2,000    7.00%, 12/25/16, Series 01-61,
              Class VB......................       2,149
   2,000    5.50%, 2/25/17, Series 02-3,
              Class PG......................       2,041
   3,387    5.50%, 3/1/17, Pool #638411.....       3,516
   1,940    6.50%, 3/1/17, Pool #627139.....       2,059
   1,471    7.00%, 3/1/17, Pool #636917.....       1,575
   1,646    7.50%, 3/1/17, Pool #637095.....       1,764
   4,000    5.50%, 3/25/17, Series 02-11,
              Class QG......................       4,165
     318    7.00%, 4/1/17, Pool #635028.....         341
       8    7.00%, 4/1/17, Pool #44699......           9
   9,000    5.50%, 4/25/17, Series 02-18,
              Class PC......................       9,445
   3,000    6.00%, 4/25/17, Series 02-19,
              Class PE......................       3,196
   1,459    7.00%, 5/1/17, Pool #254353.....       1,562
   2,880    7.00%, 5/1/17, Pool #641191.....       3,083
   1,355    7.00%, 6/1/17, Pool #650505.....       1,451
      49    9.50%, 7/1/17, Series 59, Class
              2, IO.........................          10
     698    6.00%, 8/1/17, Pool #666358.....         733
   2,837    7.00%, 8/1/17, Pool #254454.....       3,037
   1,642    5.50%, 9/1/17, Pool #665775.....       1,705
   1,896    7.00%, 9/1/17, Pool #672400.....       2,030
     134    10.00%, 9/1/17, Series 23, Class
              2, IO.........................          30
  11,562    5.50%, 9/25/17, Series 02-56,
              Class UC......................      12,035
   3,000    5.50%, 9/25/17, Series 02-55,
              Class QE......................       3,109
     871    7.50%, 10/1/17, Pool #665498....         934
   1,800    5.50%, 10/25/17, Series 02-63,
              Class LB......................       1,874

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,037    6.00%, 11/1/17, Pool #668811....  $    1,089
     862    6.50%, 12/1/17, Pool #254608....         915
   2,354    8.00%, 1/25/18, Series 92-7,
              Class Q.......................       2,605
   2,500    6.50%, 2/25/18, Series 01-64,
              Class VB......................       2,563
     598    9.25%, 4/25/18, Series 88-7,
              Class Z.......................         666
     187    9.00%, 5/1/18, Pool #426836.....         210
      38    0.00%, 5/25/18, Series 88-11,
              Class D, PO...................          33
   3,683    5.00%, 6/1/18, Pool #707826.....       3,762
   4,000    6.50%, 6/25/18, Series 02-16,
              Class VD......................       4,207
   1,315    6.00%, 7/1/18, Pool #254858.....       1,380
   2,377    4.50%, 9/25/18, Series 03-81,
              Class ZT......................       2,384
   2,000    4.50%, 9/25/18, Series 03-81,
              Class LC......................       1,889
   2,492    8.08%, 9/25/18, Series 03-92,
              Class SH, IF*.................       2,363
     470    9.85%, 11/1/18, Series 97-77,
              Class M.......................         535
     329    10.50%, 11/1/18, Pool #550942...         371
      35    9.50%, 12/25/18, Series 88-29,
              Class B.......................          36
     217    3.14%, 3/1/19, Pool #116612*....         223
     138    11.00%, 4/1/19, Pool #550294....         157
     147    10.30%, 4/25/19, Series 89-19,
              Class A.......................         163
      79    10.45%, 4/25/19, Series 89-21,
              Class G.......................          86
     207    6.90%, 6/25/19, Series 89-27,
              Class Y.......................         219
     366    10.00%, 7/1/19, Pool #559204....         410
     205    8.00%, 10/25/19, Series 89-70,
              Class G.......................         224
     100    9.00%, 11/25/19, Series 89-89,
              Class H.......................         111
     102    9.40%, 11/25/19, Series 89-78,
              Class H.......................         115
   2,536    7.50%, 12/25/19, Series 99-57,
              Class Z.......................       2,754
   4,755    6.00%, 2/25/20, Series 01-28,
              Class VB......................       4,958
   2,000    6.00%, 2/25/20, Series 02-7,
              Class QM......................       2,086

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   297    7.00%, 4/1/20, Pool #408002.....  $      315
      95    5.50%, 6/25/20, Series 90-60,
              Class K.......................          98
      87    5.50%, 8/25/20, Series 90-93,
              Class G.......................          90
     427    6.50%, 8/25/20, Series 90-102,
              Class J.......................         447
     106    11.00%, 8/25/20, Pool #100120...         121
       1    1118.04%, 8/25/20, Series 90-95,
              Class J, HB...................          32
      50    19.91%, 11/25/20, Series 90-134,
              Class SC, IF*.................          62
       4    652.15%, 12/25/20, Series
              90-140, Class K, HB...........          48
       0    908.50%, 2/25/21, Series 91-7,
              Class K, HB*..................           7
     743    10.30%, 6/25/21, Pool #458063...         843
       1    1009.00%, 6/25/21, Series 91-60,
              Class PM, HB..................          20
     697    7.50%, 9/1/21, Pool #254002.....         746
   1,110    7.00%, 1/25/22, Series G92-15,
              Class Z.......................       1,181
   1,117    8.50%, 1/25/22, Series G92-7,
              Class JQ......................       1,241
   2,000    6.50%, 2/25/22, Series 02-1,
              Class HC......................       2,115
     372    7.00%, 2/25/22, Series G92-14,
              Class Z.......................         400
     464    7.50%, 2/25/22, Series 92-38,
              Class Z.......................         493
     237    7.70%, 2/25/22, Series G92-12,
              Class B.......................         259
     646    3.91%, 3/25/22, Series 92-33,
              Class F*......................         656
       1    627.20%, 5/25/22, Series G92-27,
              Class SQ, HB, IF*.............         115
     959    7.00%, 6/17/22, Series G94-13,
              Class J.......................         982
     474    5.50%, 6/25/22, Series 02-91,
              Class UH, IO..................          65
     241    7.50%, 6/25/22, Series 92-101,
              Class J.......................         250
     252    7.00%, 7/25/22, Series G92-42,
              Class Z.......................         272

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 102

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 8,945    8.00%, 7/25/22, Series G92-44,
              Class ZQ......................  $    9,801
     202    6.50%, 8/25/22, Series 96-59,
              Class J.......................         214
   1,239    7.50%, 9/25/22, Series G92-54,
              Class ZQ......................       1,348
     270    0.00%, 10/25/22, Series G92-62,
              Class B, PO...................         226
   1,110    7.00%, 10/25/22, Series G92-61,
              Class Z.......................       1,183
   3,772    7.50%, 10/25/22, Series 92-188,
              Class PZ......................       4,040
  14,872    6.50%, 12/1/22, Pool #555791....      15,593
   1,500    5.00%, 12/25/22, Series 03-122,
              Class TE......................       1,464
     528    9.29%, 12/25/22, Series 93-225,
              Class VO, IF*.................         539
   1,638    7.90%, 1/25/23, Series G93-1,
              Class KA......................       1,798
     281    0.00%, 2/25/23, Series 93-108,
              Class D, PO...................         256
   1,753    8.06%, 2/25/23, Series 93-27,
              Class S*......................       1,768
      32    0.00%, 3/25/23, Series 93-247,
              Class CB, PO..................          32
      73    0.00%, 3/25/23, Series 98-28,
              Class ED, PO..................          73
   3,470    7.50%, 3/25/23, Series 93-25,
              Class J.......................       3,755
     794    7.50%, 3/25/23, Series 93-31,
              Class K.......................         850
   1,121    6.00%, 4/25/23, Series G93-17,
              Class SI, IF*.................       1,068
   3,684    7.00%, 4/25/23, Series 93-54,
              Class Z.......................       4,009
   3,000    13.69%, 4/25/23, Series 98-43,
              Class SA, IF, IO*.............         818
     410    16.08%, 4/25/23, Series 93-62,
              Class SA, IF*.................         476
     203    2.41%, 5/25/23, Series 93-97,
              Class FA*.....................         210
   4,650    5.50%, 5/25/23, Series 03-41,
              Class PE......................       4,677
     160    6.50%, 5/25/23, Series 93-204,
              Class PE, IO..................          19
   2,721    0.00%, 6/25/23, Series 93-257,
              Class C, PO...................       2,481

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 5,795    5.00%, 6/25/23, Series 03-83,
              Class PG......................  $    5,658
  26,195    6.53%, 6/25/23, Series 03-80,
              Class SY, IO, IF*.............       3,755
     301    7.00%, 6/25/23, Series 93-102,
              Class M, IO...................           5
     246    6.25%, 7/1/23, Pool #130057.....         257
     318    2.11%, 8/25/23, Series 93-162,
              Class F*......................         327
   3,000    6.57%, 8/25/23, Series 96-14,
              Class SE, IF, IO*.............         547
     217    0.00%, 9/25/23, Series 93-228,
              Class G, PO...................         190
   1,905    7.00%, 9/25/23, Series 93-167,
              Class GA......................       2,043
     133    10.81%, 9/25/23, Series 93-165,
              Class SD, IF*.................         140
   1,000    3.71%, 10/25/23, Series 93-189,
              Class FB*.....................       1,001
   1,326    21.40%, 10/25/23, Series 93-179,
              Class SB, IF*.................       1,607
   2,500    7.40%, 11/25/23, Series 03-106,
              Class US, IF*.................       2,024
     115    1.73%, 12/25/23, Series 93-230,
              Class FA*.....................         117
     452    6.15%, 12/25/23, Series 95-10,
              Class C.......................         453
   4,019    7.00%, 12/25/23, Series 93-250,
              Class Z.......................       4,304
     165    10.00%, 2/1/24, Pool #479469....         185
     204    9.00%, 3/1/24, Series 265, Class
              2.............................         228
   1,000    6.50%, 3/25/24, Series 94-37,
              Class L.......................       1,066
     734    9.00%, 11/1/24, Pool #544983....         820
     439    8.50%, 1/25/25, Series 95-2,
              Class Z.......................         485
     690    9.00%, 10/1/25, Pool #547543....         772
     173    9.00%, 11/1/25, Pool #561547....         194
   3,500    6.50%, 11/25/25, Series 02-36,
              Class PE......................       3,536
      28    9.00%, 4/1/26, Pool #446278.....          31
     499    9.00%, 7/1/26, Pool #414340.....         558
      21    7.50%, 8/18/26, Series 97-29,
              Class PL, IO..................           0
     668    9.00%, 9/1/26, Pool #562278.....         746
     186    9.00%, 1/1/27, Pool #568242.....         207

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   434    0.00%, 2/1/27, Series 285, Class
              1, PO.........................  $      390
   1,653    8.50%, 2/17/27, Series G97-2,
              Class ZA......................       1,782
     863    8.00%, 3/1/27, Pool #689977.....         941
   1,483    1.84%, 3/25/27, Series 97-20,
              Class IO, IO..................         105
     459    7.50%, 4/18/27, Series 97-27,
              Class J.......................         494
     384    8.00%, 4/18/27, Series 97-24,
              Class Z.......................         415
     849    8.00%, 6/1/27, Pool #695533.....         925
     270    3.65%, 9/1/27, Pool #54844*.....         272
     392    7.00%, 12/18/27, Series 97-81,
              Class PL, IO..................          72
   1,500    6.00%, 3/25/28, Series 02-59,
              Class AC......................       1,555
   1,352    8.00%, 6/1/28, Pool #535183.....       1,475
     156    9.50%, 7/1/28, Pool #457268.....         175
     832    6.00%, 7/18/28, Series 98-36,
              Class J.......................         867
   8,013    6.00%, 7/18/28, Series 98-36,
              Class ZB......................       8,291
   2,155    7.00%, 10/1/28, Pool #252155....       2,304
     571    7.00%, 11/1/28, Pool #527285....         608
     860    6.00%, 12/1/28, Pool #455759....         891
   1,125    4.09%, 3/1/29, Pool #303532*....       1,138
   4,928    6.50%, 3/1/29, Pool #252409.....       5,212
   3,000    6.00%, 7/25/29, Series 02-W5,
              Class A6......................       3,110
   2,000    7.50%, 12/18/29, Series 99-62,
              Class PB......................       2,163
   2,234    7.00%, 12/25/29, Series 02-36,
              Class HZ......................       2,351
     964    8.50%, 2/1/30, Pool #567036.....       1,053
   1,944    6.98%, 2/25/30, Series 01-53,
              Class TS, IF, IO*.............          40
     251    8.50%, 3/1/30, Pool #253275.....         273
     293    8.50%, 6/1/30, Pool #535442.....         320
   5,437    6.98%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*............         394
     458    8.50%, 1/25/31, Series 00-52,
              IO............................          66

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 4,000    7.00%, 3/25/31, Series 01-7,
              Class PF......................  $    4,215
   2,740    6.00%, 5/25/31, Series 01-31,
              Class VD......................       2,899
   3,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................         711
   1,334    8.50%, 7/25/31, Series 01-49,
              Class LZ......................       1,583
   2,293    6.50%, 8/1/31, Pool #598559.....       2,426
   2,300    7.00%, 8/25/31, Series 01-36,
              Class DE......................       2,442
   2,500    7.00%, 9/25/31, Series 01-44,
              Class PD......................       2,633
   4,000    7.00%, 9/25/31, Series 01-44,
              Class PU......................       4,222
   1,000    19.59%, 10/25/31, Series 03-52,
              Class SX, IF*.................       1,241
     802    7.00%, 11/1/31, Pool #613000....         850
   2,024    6.00%, 11/25/31, Series 02-74,
              Class VA......................       2,124
   3,000    6.00%, 11/25/31, Series 02-74,
              Class VB......................       3,143
   1,861    7.00%, 11/25/31, Series 01-61,
              Class Z.......................       1,938
   3,664    14.81%, 12/25/31, Series 01-72,
              Class SX*.....................       3,973
   1,588    7.00%, 1/1/32, Pool #610591.....       1,682
   1,782    21.55%, 2/25/32, Series 02-1,
              Class SA, IF*.................       2,120
   4,468    6.84%, 3/15/32, Series 2450,
              Class SW, IF, IO*.............         414
  11,726    1.60%, 3/25/32, Series 02-12,
              Class SJ, IF, IO*.............         432
     926    10.00%, 3/25/32, Series 02-13,
              Class ST*.....................       1,020
   3,639    6.50%, 4/25/32, Series 02-59,
              Class VA......................       3,804
   2,000    6.50%, 4/25/32, Series 02-59,
              Class VB......................       2,109
   1,535    7.00%, 5/1/32, Pool #644694.....       1,626
   1,141    7.00%, 6/1/32, Pool #649734.....       1,209
   1,108    6.50%, 6/25/32, Series 02-37,
              Class Z.......................       1,168

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 104

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   887    16.06%, 7/25/32, Series 03-89,
              Class AS, IF*.................  $      889
   6,234    7.00%, 8/1/32, Pool #649624.....       6,634
   1,085    7.00%, 8/1/32, Pool #668825.....       1,149
     830    6.00%, 12/1/32, Pool #675555....         858
   1,449    6.00%, 12/1/32, Pool #668562....       1,498
     236    13.70%, 1/25/33, Series 02-95,
              Class SJ, IF*.................         235
   2,727    7.00%, 2/1/33, Pool #653815.....       2,888
   1,449    6.00%, 3/1/33, Pool #688655.....       1,499
   1,296    6.00%, 3/1/33, Pool #695584.....       1,341
   1,337    6.00%, 3/1/33, Pool #674349.....       1,383
   1,578    6.00%, 3/1/33, Pool #688625.....       1,633
     335    5.72%, 5/25/33, Series 03-39,
              Class SA, IF*.................         332
   2,832    6.00%, 5/25/33, Series 03-39,
              Class IO, IO..................         481
   1,393    4.68%, 7/25/33, Series 03-66,
              Class SK, IF*.................       1,287
   1,245    6.50%, 8/1/33, Pool #726914.....       1,303
   1,968    10.64%, 9/25/33, Series 03-91,
              Class SD*.....................       1,946
  35,138    6.48%, 11/25/33, Series 03-116,
              Class SB*.....................       3,301
     519    0.00%, 12/25/41, Series 01-T10,
              Class PO, PO..................         394
   1,297    6.50%, 10/25/42, Series 03-W4,
              Class 2A......................       1,378
   3,600    4.75%, 12/25/42, Series 03-W8,
              Class 1A3.....................       3,679
   6,623    6.50%, 12/25/42, Series 03-W1,
              Class 1A1.....................       7,038
   3,854    7.50%, 12/25/42, Series 03-W1,
              Class 2A......................       4,222
                                              ----------
                                                 421,168
                                              ----------
Freddie Mac (37.9%):
     106    7.50%, 3/1/04, Gold Pool
              #N97491.......................         109
       2    8.00%, 8/1/04, Pool #542650.....           2
      79    6.46%, 9/15/04, Series 1982,
              Class SB, IF, IO*.............           1
       2    1008.50%, 5/15/06, Series 1072,
              Class A, HB*..................           2
       0    1008.00%, 6/15/06, Series 1098,
              Class M, HB*..................           0

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   722    7.00%, 9/15/06, Series 1527,
              Class KD......................  $      753
     131    7.00%, 3/15/07, Series 1205,
              Class G.......................         135
      13    8.50%, 5/1/07, Pool #277261.....          14
   1,436    7.50%, 5/15/07, Series 1246,
              Class J.......................       1,497
   5,698    7.50%, 5/15/07, Series 1263,
              Class H.......................       5,965
       1    981.87%, 6/15/07, Series 1298,
              Class L, HB...................           7
     546    4.50%, 11/15/07, Series 1404,
              Class FA......................         558
       7    8.50%, 2/1/08, Pool #252763.....           8
     189    7.81%, 2/15/08, Series 1465,
              Class SA, IF, IO*.............          15
      76    3.56%, 5/15/08, Series 1506,
              Class F*......................          76
   3,000    6.50%, 5/15/08, Series 1512,
              Class J.......................       3,189
   2,000    6.50%, 5/15/08, Series 1513,
              Class N.......................       2,121
     750    6.50%, 5/15/08, Series 1539,
              Class PI......................         782
   1,227    7.50%, 7/1/08, Gold Pool
              #G10107.......................       1,311
     303    8.50%, 7/15/08, Series 1549,
              Class K.......................         324
   1,158    12.13%, 7/15/08, Series 1544,
              Class J, IF*..................       1,259
     495    0.00%, 8/15/08, Series 1900,
              Class T, PO...................         473
     311    3.36%, 11/15/08, Series 1606,
              Class M*......................         313
   1,258    6.00%, 11/15/08, Series 1807,
              Class A.......................       1,315
     995    17.94%, 11/15/08, Series 1606,
              Class SC, IF*.................       1,138
   2,276    6.50%, 12/15/08, Series 1647,
              Class PK......................       2,406
     168    8.50%, 12/15/08, Series 1625,
              Class SH, IF*.................         178
     354    12.88%, 12/15/08, Series 1625,
              Class SG, IF*.................         388

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    28    12.98%, 12/15/08, Series 1647,
              Class SB, IF*.................  $       28
   1,299    14.28%, 12/15/08, Series 1649,
              Class S, IF*..................       1,446
   3,000    5.50%, 2/15/09, Series 2410,
              Class HC......................       3,112
      91    6.40%, 2/15/09, Series 1679,
              Class O.......................          92
   3,286    14.16%, 2/15/09, Series 2412,
              Class SE......................       3,604
       3    7.50%, 3/1/09, Pool #258089.....           3
     246    10.18%, 3/15/09, Series 1698,
              Class SC, IF*.................         267
      63    8.00%, 4/1/09, Pool #181504.....          66
   1,242    6.50%, 5/1/09, Gold Pool
              #G11216.......................       1,320
   1,597    13.34%, 10/15/09, Series 2517,
              Class SE, IF*.................       1,749
   1,030    7.50%, 9/1/10, Gold Pool
              #E62448.......................       1,100
   1,127    6.00%, 2/15/11, Series 2389,
              Class VA......................       1,201
   1,047    7.50%, 8/1/11, Pool #E20258.....       1,118
   1,342    8.00%, 9/15/11, Series 1492,
              Class VC......................       1,441
     310    6.50%, 8/1/12, Gold Pool
              #E67412.......................         329
   2,130    6.50%, 10/15/12, Series 2401,
              Class VE......................       2,165
   1,761    6.50%, 12/15/12, Series 2419,
              Class VG......................       1,849
   1,500    7.00%, 12/15/12, Series 1560,
              Class PN......................       1,615
     237    6.50%, 1/1/13, Gold Pool
              #E68800.......................         251
     859    6.30%, 1/15/13, Series 2025,
              Class PE......................         910
   3,000    6.50%, 5/15/13, Series 2055,
              Class OE......................       3,174
     141    7.00%, 6/15/13, Series 1540,
              Class IA......................         144
   3,682    6.00%, 8/15/13, Series 2513,
              Class VA......................       3,844
   2,775    5.50%, 10/15/13, Series 2527,
              Class VU......................       2,875
   2,000    6.50%, 10/15/13, Series 1596,
              Class D.......................       2,157
     190    6.50%, 10/15/13, Series 1844,
              Class E.......................         195

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 6,000    6.00%, 12/15/13, Series 2102,
              Class TC......................  $    6,429
   6,000    6.00%, 12/15/13, Series 2102,
              Class TU......................       6,371
     289    6.00%, 1/1/14, Gold Pool
              #F80035.......................         302
   4,851    6.00%, 1/15/14, Series 2115,
              Class PE......................       5,176
   1,910    6.00%, 2/15/14, Series 2594,
              Class VP......................       2,021
   5,494    6.00%, 3/15/14, Series 2594,
              Class VA......................       5,809
     180    6.50%, 3/15/14, Series 2135,
              Class UK, IO..................          25
     108    7.25%, 3/15/14, Series 1688,
              Class W.......................         109
   1,900    6.50%, 5/15/14, Series 2312,
              Class KV......................       1,985
      52    7.00%, 5/15/14, Series 2299,
              Class G.......................          52
   3,958    6.00%, 7/15/14, Series 2405,
              Class PC......................       4,024
     841    7.50%, 10/1/14, Gold Pool
              #G11169.......................         898
   1,700    5.00%, 2/15/15, Series 2638,
              Class IA, IO..................         122
   3,000    5.50%, 5/15/15, Series 2391,
              Class QT......................       3,112
   1,000    5.50%, 5/15/15, Series 2391,
              Class QE......................       1,037
     148    12.00%, 8/1/15, Pool #170269....         167
   3,720    6.50%, 9/15/15, Series 2353,
              Class PC......................       3,812
   1,069    8.50%, 11/15/15, Series 2496,
              Class LD......................       1,108
   1,365    7.50%, 12/1/15, Gold Pool
              #E83879.......................       1,457
   3,000    5.50%, 12/15/15, Series 2500,
              Class GD......................       3,127
     166    6.50%, 12/15/15, Series 2054,
              Class VB......................         167
   4,000    5.50%, 2/15/16, Series 2500,
              Class TD......................       4,172
   5,091    5.00%, 5/15/16, Series 2721,
              Class PI, IO..................         598
   4,000    5.50%, 6/15/16, Series 2498,
              Class UD......................       4,179
       5    7.50%, 7/1/16, Pool #274081.....           5

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 106

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,000    6.50%, 7/15/16, Series 2322,
              Class VN......................  $    1,051
   1,300    6.00%, 9/15/16, Series 2363,
              Class PF......................       1,382
   5,000    6.00%, 9/15/16, Series 2360,
              Class PG......................       5,300
   2,500    6.00%, 9/15/16, Series 2355,
              Class BP......................       2,660
   3,000    6.00%, 9/15/16, Series 2359,
              Class PM......................       3,186
   2,250    6.00%, 9/15/16, Series 2353,
              Class TD......................       2,407
   2,500    6.00%, 10/15/16, Series 2366,
              Class MD......................       2,659
   2,000    6.50%, 10/15/16, Series 2349,
              Class NW......................       2,125
      23    7.50%, 11/1/16, Pool #280421....          25
   8,500    5.50%, 12/15/16, Series 2391,
              Class QR......................       8,872
   1,000    6.00%, 12/15/16, Series 2394,
              Class MC......................       1,064
     919    6.50%, 2/1/17, Pool #E01127.....         974
   1,000    5.50%, 2/15/17, Series 2541,
              Class GX......................       1,042
   1,933    7.00%, 3/1/17, Gold Pool
              #E01141.......................       2,065
      27    7.50%, 3/1/17, Pool #288120.....          29
   3,000    6.00%, 3/15/17, Series 2425,
              Class OB......................       3,189
   1,103    7.00%, 4/1/17, Gold Pool
              #E01158.......................       1,179
     399    6.50%, 5/1/17, Gold Pool
              #E89922.......................         422
      28    7.50%, 5/1/17, Pool #294000.....          30
      17    7.50%, 5/1/17, Pool #292331.....          19
     966    5.50%, 6/1/17, Gold Pool
              #E01173.......................       1,003
     862    6.00%, 6/1/17, Gold Pool
              #E90323.......................         905
   1,111    7.00%, 6/1/17, Gold Pool
              #E90048.......................       1,187
     510    8.75%, 6/1/17, Pool #555325.....         546
   3,285    5.50%, 6/15/17, Series 2458,
              Class QE......................       3,434
     974    7.00%, 7/1/17, Gold Pool
              #G11302.......................       1,041
   3,732    4.50%, 8/15/17, Series 2640,
              Class UR, IO..................         422

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,000    6.50%, 8/15/17, Series 2342,
              Class PW......................  $    2,123
     794    6.50%, 10/1/17, Gold Pool
              #E01254.......................         841
   1,259    6.50%, 11/1/17, Gold Pool
              #E01277.......................       1,334
   1,318    6.50%, 12/1/17, Gold Pool
              #E01312.......................       1,397
   2,000    5.50%, 12/15/17, Series 2533,
              Class HB......................       2,069
   1,339    6.00%, 4/1/18, Gold Pool
              #E01403.......................       1,406
   3,562    6.50%, 4/15/18, Series 2461,
              Class VB......................       3,734
   5,687    4.00%, 5/15/18, Series 2643,
              Class KG......................       5,823
   2,000    4.50%, 5/15/18, Series 2611,
              Class UH......................       1,880
   4,500    4.50%, 5/15/18, Series 2617,
              Class GR......................       4,235
   9,325    4.94%, 6/15/18, Series 2637,
              Class SA*.....................         795
  19,562    4.00%, 8/1/18, Pool #E01424.....      19,139
  13,000    4.00%, 9/15/18, Series 2675,
              Class CK......................      11,847
      19    8.00%, 10/15/18, Series 1, Class
              B, IO.........................           4
   8,000    6.00%, 1/15/19, Series 2367,
              Class VD......................       8,365
   1,389    7.00%, 1/25/19, Series 03-67,
              Class VQ......................       1,449
     210    10.50%, 5/1/19, Pool #530940....         229
     103    12.00%, 7/1/19, Pool #555238....         117
     466    9.50%, 7/15/19, Series 11, Class
              D.............................         467
     184    9.50%, 2/15/20, Series 30, Class
              D.............................         184
   2,000    6.50%, 3/15/20, Series 2347,
              Class VP......................       2,107
     156    9.50%, 4/15/20, Series 22, Class
              C.............................         156
     203    9.60%, 4/15/20, Series 23, Class
              F.............................         203
       6    84.00%, 5/15/20, Series 41,
              Class I, HB...................           6
      16    10.00%, 6/1/20, Series 16, Class
              B, IO.........................           3

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 4,230    6.50%, 6/15/20, Series 2362,
              Class PD......................  $    4,351
     164    10.00%, 6/15/20, Series 47,
              Class F.......................         165
     121    9.00%, 10/15/20, Series 1807,
              Class G.......................         131
      76    9.20%, 10/15/20, Series 84,
              Class F.......................          76
      31    8.13%, 11/15/20, Series 81,
              Class A.......................          31
   2,500    6.00%, 12/15/20, Series 2392,
              Class PV......................       2,612
      94    9.50%, 1/15/21, Series 99, Class
              Z.............................          94
       1    1066.21%, 2/15/21, Series 1045,
              Class G, HB*..................           3
      43    9.00%, 4/15/21, Series 1065,
              Class J.......................          48
     160    0.04%, 5/15/21, Series 1079,
              Class S, IF*..................         166
      83    0.11%, 5/15/21, Series 1084,
              Class S, IF*..................          93
     118    2.14%, 5/15/21, Series 1084,
              Class F*......................         118
       0    1007.80%, 5/15/21, Series 1082,
              Class D, HB...................           1
   1,367    10.50%, 7/20/21, Gold Pool
              #G80208.......................       1,543
       0    1009.50%, 8/15/21, Series 186,
              Class I, HB...................           1
     935    6.50%, 8/17/21, Series 40, Class
              HA............................         936
     106    7.00%, 9/15/21, Series 1133,
              Class H.......................         106
     157    8.50%, 9/15/21, Series 1144,
              Class KB......................         157
       0    1010.00%, 9/15/21, Series 180,
              Class J, HB...................           0
   7,925    6.44%, 10/15/21, Series 2686,
              Class NS, IO, IF*.............         909
  13,682    6.49%, 10/15/21, Series 2611,
              Class SH, IF, IO*.............       1,466
       0    1009.50%, 10/15/21, Series 189,
              Class K, HB...................           0
     366    7.50%, 11/15/21, Series 1179,
              Class H.......................         375
       1    1181.25%, 11/15/21, Series 1172,
              Class L, HB*..................           4
       6    1052.76%, 1/15/22, Series 1196,
              Class B, HB*..................          30

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   133    9.00%, 4/1/22, Series 134, Class
              B, IO.........................  $        3
     565    8.00%, 4/15/22, Series 1254,
              Class N.......................         585
   1,217    6.50%, 5/1/22, Gold Pool
              #D95395.......................       1,278
      78    22.47%, 5/15/22, Series 1401,
              Class IB, IF*.................          79
   1,663    6.50%, 6/15/22, Series 2462,
              Class NB......................       1,795
     301    7.50%, 8/15/22, Series 1343,
              Class LB......................         316
     601    8.00%, 8/15/22, Series 1343,
              Class LA......................         634
   5,200    6.00%, 10/15/22, Series 2323,
              Class VO......................       5,434
     327    6.00%, 10/15/22, Series 1395,
              Class G.......................         335
   1,165    7.00%, 10/15/22, Series 1374,
              Class Z.......................       1,230
   3,000    7.00%, 10/15/22, Series 1401,
              Class J.......................       3,152
   7,508    6.50%, 11/1/22, Pool #G30234....       7,885
   2,000    5.00%, 11/15/22, Series 2672,
              Class ME......................       1,953
   1,374    11.78%, 11/15/22, Series 1592,
              Class KB, IF*.................       1,418
  12,860    6.00%, 12/1/22, Pool #C90600....      13,362
   1,600    5.50%, 12/15/22, Series 2535,
              Class BK......................       1,656
   5,000    5.00%, 1/1/23, Series 2715,
              Class OG......................       4,864
     412    7.15%, 1/15/23, Series 1517,
              Class I.......................         421
     109    2.91%, 2/15/23, Series 1470,
              Class F*......................         108
   4,118    7.50%, 2/15/23, Series 1466,
              Class PZ......................       4,392
     785    6.50%, 4/15/23, Series 1619,
              Class C.......................         788
   3,000    6.90%, 4/15/23, Series 1543,
              Class VM......................       3,245
   1,800    5.00%, 5/15/23, Series 1798,
              Class F.......................       1,848
   1,200    7.99%, 5/15/23, Series 1518,
              Class G, IF*..................       1,211
     114    18.00%, 5/15/23, Series 1505,
              Class QB, IF*.................         131

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 108

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $     2    1651.68%, 5/15/23, Series 204,
              Class E, HB, IF*..............  $       35
  28,426    5.39%, 6/15/23, Series 2626,
              Class NS, IO, IF*.............       2,587
     964    6.50%, 6/15/23, Series 1526,
              Class L.......................       1,023
   1,025    3.66%, 7/15/23, Series 1541,
              Class O*......................       1,027
     316    3.41%, 8/15/23, Series 1570,
              Class F*......................         316
     790    19.69%, 8/15/23, Series 1570,
              Class SA, IF*.................         963
     369    7.00%, 9/15/23, Series 1578,
              Class V, IO...................          51
   5,000    6.25%, 10/15/23, Series 1591,
              Class PV......................       5,321
     657    9.67%, 10/15/23, Series 1689,
              Class SD, IF*.................         684
     140    18.89%, 10/15/23, Series 1602,
              Class SA, IF*.................         144
  12,649    5.00%, 11/15/23, Series 1813,
              Class J, IF, IO*..............       1,684
     999    14.76%, 11/15/23, Series 1609,
              Class LG, IF*.................       1,132
   7,104    4.50%, 12/15/23, Series 2716,
              Class UN, IF,IO*..............       6,505
   3,824    6.50%, 12/15/23, Series 1628,
              Class LZ......................       4,080
   1,000    6.50%, 12/15/23, Series 2283,
              Class K.......................       1,081
   2,000    6.75%, 12/15/23, Series 1644,
              Class K.......................       2,149
     500    3.86%, 1/15/24, Series 1671,
              Class HA*.....................         498
     173    0.00%, 2/15/24, Series 1865,
              Class D, PO...................         170
     171    10.00%, 2/15/24, Series 1671,
              Class QC, IF*.................         174
      73    16.57%, 2/15/24, Series 1686,
              Class SH, IF*.................          77
     468    1.79%, 3/15/24, Series 1699,
              Class FC*.....................         468
   1,000    7.00%, 3/15/24, Series 1695,
              Class EB......................       1,079
     333    22.86%, 3/15/24, Series 2033,
              Class SN, IF, IO*.............         120
     748    3.86%, 4/15/24, Series 1715,
              Class FA*.....................         751
     172    6.50%, 5/1/24, Gold Pool
              #D53146.......................         181

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   749    0.00%, 5/15/24, Series 2306,
              Class K, PO...................  $      666
   1,873    6.24%, 5/15/24, Series 2306,
              Class SE, IF, IO*.............         240
     942    7.50%, 8/15/24, Series 1745,
              Class D.......................         990
   5,748    18.11%, 2/15/25, Series 2656,
              Class SH, IF*.................       6,049
   2,479    6.50%, 3/15/26, Series 1829,
              Class ZB......................       2,645
   2,588    6.50%, 7/15/26, Series 1863,
              Class Z.......................       2,763
   1,657    8.00%, 9/15/26, Series 1899,
              Class ZE......................       1,773
     412    6.50%, 1/15/27, Series 2083,
              Class PD......................         414
   1,591    7.50%, 1/15/27, Series 1963,
              Class Z.......................       1,686
   1,020    9.00%, 1/15/27, Series 1606,
              Class SC, IF*.................       1,068
     467    8.00%, 7/15/27, Series 1985,
              Class PR, IO..................          78
     925    7.50%, 9/15/27, Series 1987,
              Class PE......................         980
     810    6.00%, 11/15/27, Series 2132,
              Class PD......................         836
   1,630    15.90%, 2/15/28, Series 2189,
              Class SA, IF*.................       1,792
     501    7.00%, 3/15/28, Series 2038,
              Class PN, IO..................          66
     684    7.00%, 3/15/28, Series 2042,
              Class T.......................         713
   1,000    7.50%, 3/15/28, Series 2040,
              Class PE......................       1,087
     274    8.50%, 3/15/28, Series 2470,
              Class AE......................         278
   1,000    6.00%, 4/15/28, Series 2161,
              Class PG......................       1,033
   1,905    6.50%, 5/15/28, Series 2060,
              Class Z.......................       1,996
   4,595    6.50%, 6/15/28, Series 2061,
              Class DC, IO..................         724
  10,000    6.50%, 8/15/28, Series 2075,
              Class PH......................      10,599
   2,000    6.00%, 9/15/28, Series 2086,
              Class GB......................       2,090
   1,000    6.50%, 10/15/28, Series 2362,
              Class PJ......................       1,024
     793    7.00%, 10/15/28, Series 2089,
              Class PJ, IO..................         126

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   283    6.00%, 11/1/28, Gold Pool
              #C18115.......................  $      293
   2,732    6.50%, 1/1/29, Gold Pool
              #C00701.......................       2,865
   6,743    6.34%, 1/15/29, Series 2111,
              Class SB, IF, IO*.............         599
   1,335    6.00%, 2/15/29, Series 2125,
              Class JZ......................       1,365
   1,302    6.50%, 3/15/29, Series 2132,
              Class ZL......................       1,384
   1,235    25.70%, 3/15/29, Series 2132,
              Class SB, IF*.................       1,545
     177    7.00%, 4/15/29, Series 2141,
              Class IO, IO..................          29
     368    8.50%, 4/15/29, Series 2420,
              Class EX......................         368
   1,285    8.50%, 4/15/29, Series 2303,
              Class ZN......................       1,570
     821    7.50%, 6/15/29, Series 2163,
              Class PC, IO..................         106
     487    7.00%, 7/1/29, Pool #29470......         516
     865    7.00%, 8/15/29, Series 2178,
              Class PB......................         925
   1,641    6.00%, 11/15/29, Series 2460,
              Class VZ......................       1,698
   1,600    8.00%, 11/15/29, Series 2201,
              Class C.......................       1,756
     696    5.24%, 1/1/30, Pool #645242*....         722
   2,050    8.00%, 1/15/30, Series 2210,
              Class Z.......................       2,195
   3,725    8.00%, 1/15/30, Series 2209,
              Class TC......................       4,133
   1,473    8.00%, 3/15/30, Series 2224,
              Class CB......................       1,559
   2,562    22.20%, 3/15/30, Series 2534,
              Class SN, IF*.................       2,648
   2,000    6.00%, 5/15/30, Series 2565,
              Class MB......................       2,076
     922    6.50%, 5/15/30, Series 2440,
              Class AO......................         929
   1,063    8.50%, 8/1/30, Pool #A12679.....       1,148
     985    7.50%, 8/15/30, Series 2247,
              Class Z.......................       1,025
   2,000    7.25%, 9/15/30, Series 2256,
              Class MC......................       2,107
     384    9.00%, 9/15/30, Series 2254,
              Class Z.......................         428
   3,262    7.00%, 10/15/30, Series 2259,
              Class ZM......................       3,488

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 5,500    7.25%, 12/15/30, Series 2271,
              Class PC......................  $    5,824
   1,500    7.00%, 3/15/31, Series 2296,
              Class PD......................       1,596
   5,436    6.50%, 4/15/31, Series 2317,
              Class VG......................       5,685
     937    8.50%, 6/15/31, Series 2388,
              Class UZ......................       1,029
     605    8.50%, 6/15/31, Series 2359,
              Class ZB......................         655
   5,002    6.50%, 8/15/31, Series 2344,
              Class ZD......................       5,351
   1,163    6.50%, 8/15/31, Series 2344,
              Class ZJ......................       1,218
   1,500    6.50%, 8/15/31, Series 2345,
              Class NE......................       1,573
   1,595    8.50%, 9/15/31, Series 2519,
              Class BT......................       1,739
     550    17.91%, 10/15/31, Series 2368,
              Class AS, IF*.................         653
     948    5.00%, 1/15/32, Series 2640,
              Class UG, IO..................         293
   2,000    6.50%, 1/15/32, Series 2399,
              Class TH......................       2,104
   5,223    5.00%, 2/15/32, Series 2672,
              Class WD......................       5,159
   2,000    6.38%, 2/15/32, Series 2410,
              Class OE......................       2,102
   3,316    7.49%, 2/15/32, Series 2410,
              Class QX, IF, IO*.............         257
   2,000    16.48%, 2/15/32, Series 2410,
              Class QS, IF*.................       2,266
   3,121    5.00%, 3/15/32, Series 2659,
              Class ZE......................       3,143
   3,942    6.79%, 3/15/32, Series 2444,
              Class ES, IF, IO*.............         427
   2,000    7.00%, 3/15/32, Series 2423,
              Class MC......................       2,118
   3,000    7.00%, 3/15/32, Series 2423,
              Class MT......................       3,170
   5,000    7.00%, 4/15/32, Series 2436,
              Class MC......................       5,384
   2,000    7.00%, 4/15/32, Series 2434,
              Class TC......................       2,118
   2,234    7.00%, 5/15/32, Series 2450,
              Class GZ......................       2,379
     774    7.00%, 7/1/32, Pool #C68485.....         819
   4,992    7.50%, 7/25/32, Series T-41,
              Class 3A......................       5,470

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 110

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,098    7.00%, 8/1/32, Gold Pool
              #G01448.......................  $    2,220
     918    10.00%, 1/15/33, Series 2591,
              Class SJ, IF*.................         915
   7,976    5.84%, 2/15/33, Series 2599,
              Class DS, IF, IO*.............         877
   4,710    6.39%, 2/15/33, Series 2597,
              Class DS, IF, IO*.............         613
   6,244    5.94%, 3/15/33, Series 2610,
              Class DS, IF, IO*.............         717
   8,381    6.50%, 3/15/33, Series 2586,
              Class WI, IO..................       1,417
     271    13.84%, 3/15/33, Series 2583,
              Class SC, IF*.................         273
   1,919    5.00%, 6/15/33, Series 2624,
              Class IU, IO..................         258
   1,794    11.22%, 7/15/33, Series 2638,
              Class XS, IF*.................       1,752
     705    0.00%, 8/15/33, Series 2677,
              Class EO, PO..................         545
   1,896    0.00%, 8/15/33, Series 2663,
              Class EO, PO..................       1,313
   7,887    5.50%, 10/1/33, Pool #A13625....       7,989
   2,493    7.26%, 10/15/33, Series 2691,
              Class WS, IF*.................       2,095
   1,436    7.50%, 8/25/42, Series T-51,
              Class 2A......................       1,573
  10,653    6.50%, 2/25/43, Series T-54,
              Class 2A......................      11,334
   3,171    7.00%, 2/25/43, Series T-54,
              Class 3A......................       3,421
   2,107    0.00%, 9/25/43, Series T-58,
              Class A, PO...................       1,646
   1,132    6.50%, 9/25/43, Series T-51,
              Class 1A......................       1,204
                                              ----------
                                                 520,515
                                              ----------
Government National Mortgage Assoc. (12.4%):
      22    8.00%, 1/15/08, Pool #19368.....          24
      34    8.00%, 2/15/08, Pool #20040.....          37
       7    8.50%, 7/15/08, Pool #20682.....           8
       8    8.50%, 8/15/08, Pool #23102.....           9
      34    8.50%, 8/15/08, Pool #27089.....          36
   1,750    6.50%, 11/20/11, Series 02-2,
              Class VC......................       1,837

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 2,684    6.00%, 3/20/12, Series 02-70,
              Class AV......................  $    2,858
   5,840    6.00%, 3/20/13, Series 02-67,
              Class VA......................       6,106
   4,637    6.00%, 11/20/13, Series 02-79,
              Class KV......................       4,874
   1,873    5.50%, 12/20/13, Series 03-4,
              Class NY......................       1,960
     371    7.00%, 9/15/14, Pool #514610....         398
   2,330    6.00%, 12/20/14, Series 02-71,
              Class VJ......................       2,423
   5,254    8.00%, 1/15/16, Pool #781570....       5,682
     570    7.00%, 10/15/16, Pool #553974...         613
   2,222    6.00%, 4/20/17, Pool #3222......       2,339
   2,761    6.50%, 7/20/17, Series 01-60,
              Class VP......................       2,913
   2,445    6.50%, 9/20/17, Series 02-47,
              Class VB......................       2,587
     809    7.50%, 11/15/17, Pool #600065...         872
   1,915    6.00%, 12/20/17, Series 02-88,
              Class VA......................       2,000
   5,000    6.50%, 7/20/19, Series 02-36,
              Class VB......................       5,280
   1,309    8.50%, 9/15/20, Series 77, Class
              H.............................       1,359
     153    11.00%, 1/15/21, Pool #780709...         174
   1,500    6.50%, 7/20/22, Series 02-40,
              Class VD......................       1,552
     190    8.00%, 9/15/22, Pool #297628....         208
     107    7.50%, 11/15/22, Pool #313110...         116
     711    9.00%, 2/26/23, Series 02-33,
              Class SY, IF*.................         714
     978    6.50%, 3/15/23, Pool #554105....       1,038
      81    7.50%, 3/15/23, Pool #345288....          88
     237    6.50%, 10/16/23, Series 96-6,
              Class PH......................         239
   1,000    7.99%, 7/16/24, Series 94-4,
              Class KQ......................       1,101
   4,750    6.50%, 10/16/24, Series 94-7,
              Class PQ......................       5,123
     132    8.50%, 3/20/25, Pool #1974......         144
     187    8.50%, 5/20/25, Pool #2006......         204

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 1,000    7.50%, 9/17/25, Series 98-26,
              Class K.......................  $    1,085
   4,000    7.50%, 6/16/26, Series 00-9,
              Class PB......................       4,357
      94    8.00%, 6/20/26, Pool #2234......         102
     917    6.38%, 8/15/26, Pool #441957....         967
   2,377    7.50%, 8/16/26, Series 96-16,
              Class E.......................       2,563
     118    8.00%, 8/20/26, Pool #2270......         128
      95    8.00%, 11/20/26, Pool #2324.....         103
     553    7.50%, 2/20/27, Series 97-2,
              Class E.......................         591
     701    7.50%, 7/20/27, Series 97-11,
              Class D.......................         750
     213    8.00%, 10/20/27, Pool #2499.....         230
     143    7.50%, 2/20/28, Pool #2549......         152
     990    6.50%, 3/15/28, Pool #554106....       1,045
      21    8.00%, 4/15/28, Pool #466027....          23
     273    7.50%, 7/15/28, Pool #450038....         293
      97    8.00%, 7/15/28, Pool #468066....         106
     105    7.50%, 8/15/28, Pool #476874....         112
     105    7.50%, 8/15/28, Pool #482116....         112
     181    7.50%, 9/15/28, Pool #486537....         195
     277    7.50%, 9/20/28, Pool #2646......         296
     180    6.50%, 10/15/28, Pool #486631...         190
   4,723    5.50%, 11/20/28, Series 02-88,
              Class LI, IO..................         495
      89    8.00%, 11/20/28, Pool #2677.....          96
   3,445    6.00%, 2/20/29, Series 99-4,
              Class ZB......................       3,576
   2,133    6.50%, 3/20/29, Series 01-64,
              Class IM, IO..................          23
   2,742    8.00%, 11/16/29, Series 99-41,
              Class Z.......................       2,927
     235    9.35%, 11/16/29, Series 99-43,
              Class TA, IF*.................         241
   1,623    7.50%, 12/20/29, Series 99-44,
              Class PC......................       1,722
   7,555    8.00%, 12/20/29, Series 99-44,
              Class ZG......................       8,103

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    64    9.00%, 2/15/30, Pool #479182....  $       71
   1,665    7.50%, 2/16/30, Series 00-16,
              Class ZN......................       1,778
   2,767    8.50%, 2/16/30, Series 00-9,
              Class ZJ......................       3,212
   2,193    33.91%, 2/16/30, Series 00-12,
              Class ST, IF*.................       3,390
   4,708    7.50%, 2/20/30, Series 00-6,
              Class Z.......................       5,039
   2,449    9.00%, 3/16/30, Series 00-21,
              Class Z.......................       2,931
  19,263    6.35%, 4/16/30, Series 02-31,
              Class SE, IO, IF*.............       1,884
   1,105    7.37%, 4/20/30, Series 03-2,
              Class SF, IF*.................       1,110
   2,983    8.00%, 6/20/30, Series 00-9,
              Class Z.......................       3,186
   2,876    7.75%, 9/20/30, Series 00-26,
              Class Z.......................       3,033
      83    9.00%, 10/15/30, Pool #479674...          91
     434    9.00%, 11/16/30, Series 00-36,
              Class IK, IO..................          53
   1,027    7.33%, 11/20/30, Series 00-36,
              Class HC......................       1,091
   3,016    7.15%, 12/20/30, Series 00-38,
              Class AH......................       3,170
     189    9.00%, 1/15/31, Pool #543873....         207
   1,074    27.52%, 4/20/31, Series 02-51,
              Class SG, IF*.................       1,344
     471    17.25%, 7/20/31, Series 01-32,
              Class WA, IF*.................         531
   3,067    6.90%, 8/16/31, Series 01-36,
              Class S, IF, IO*..............         239
   3,731    7.10%, 8/16/31, Series 01-35,
              Class SA, IF, IO*.............         297
   8,316    6.05%, 9/20/31, Series 03-76,
              Class LS*.....................         928
   1,213    6.50%, 10/15/31, Pool #556255...       1,280
   1,397    22.59%, 11/20/31, Series 01-55,
              Class SF, IF*.................       1,673

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 112

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 6,290    5.50%, 1/20/32, Series 03-4,
              Class NI, IO..................  $    1,054
   1,500    6.50%, 1/20/32, Series 02-7,
              Class PG......................       1,574
   1,500    7.00%, 1/20/32, Series 02-4,
              Class TD......................       1,590
   3,363    7.00%, 1/20/32, Series 02-80,
              Class EB......................       3,584
     700    7.00%, 4/15/32, Pool #611453....         746
  12,302    6.80%, 4/16/32, Series 02-24,
              Class AG, IO, IF*.............       1,375
   1,152    8.50%, 4/16/32, Series 02-24,
              Class Z.......................       1,315
   3,577    10.19%, 4/16/32, Series 02-24,
              Class SB, IF*.................       3,673
   1,376    7.00%, 5/15/32, Pool #569423....       1,467
   1,975    9.00%, 6/16/32, Series 02-41,
              Class LS, IF*.................       2,047
   2,000    6.50%, 6/20/32, Series 02-40,
              Class UK......................       2,097
   1,500    6.50%, 6/20/32, Series 02-45,
              Class QE......................       1,578
   2,770    6.50%, 7/15/32, Pool #591882....       2,922
   1,681    7.00%, 7/15/32, Pool #552665....       1,792
   1,500    6.50%, 7/16/32, Series 02-47,
              Class PG......................       1,606
   1,250    6.50%, 8/20/32, Series 02-54,
              Class GB......................       1,307
   9,210    6.55%, 8/20/32, Series 02-70,
              Class PS, IF, IO*.............         866
   1,876    6.50%, 9/15/32, Pool #577657....       1,979
     710    7.50%, 9/15/32, Pool #530740....         762
     970    7.50%, 1/15/33, Pool #591420....       1,041
   1,571    6.50%, 2/15/33, Pool #607645....       1,657
  22,646    6.55%, 2/16/33, Series 03-11,
              Class SK, IO, IF*.............       2,235
     769    0.00%, 3/16/33, Series 03-24,
              Class PO, PO..................         684
   1,274    6.50%, 4/15/33, Pool #604168....       1,344
   1,635    7.00%, 5/15/33, Pool #615786....       1,743
   2,223    7.00%, 6/15/33, Pool #781614....       2,393
   2,000    3.50%, 9/20/33, Pool #3484......       1,808
   1,936    0.00%, 10/20/33, Series 03-90,
              Class PO, PO..................       1,750
     475    0.00%, 10/20/33, Series 03-86,
              Class CO, PO..................         362
                                              ----------
                                                 170,388
                                              ----------
  Total U.S. Government Agency Mortgages       1,112,071
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (1.3%):
Fannie Mae (0.9%):
 $ 2,000    6.63%, 9/15/09..................  $    2,290
   2,000    7.25%, 1/15/10..................       2,361
   1,000    5.50%, 3/15/11..................       1,080
   6,100    6.13%, 3/15/12..................       6,805
                                              ----------
                                                  12,536
                                              ----------
Freddie Mac (0.3%):
   3,000    6.63%, 9/15/09..................       3,435
   1,000    6.88%, 9/15/10..................       1,163
                                              ----------
                                                   4,598
                                              ----------
Other U.S. Agencies (0.1%):
     756    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20........................         769
                                              ----------
  Total U.S. Government Agency Securities         17,903
                                              ----------
U.S. TREASURY OBLIGATIONS (1.4%):
U.S. Treasury Bonds (0.9%):
   2,000    10.38%, 11/15/12................       2,552
   4,750    12.00%, 8/15/13.................       6,564
   1,900    11.75%, 11/15/14................       2,726
                                              ----------
                                                  11,842
                                              ----------
U.S. Treasury Notes (0.0%):
     500    6.50%, 2/15/10..................         581
                                              ----------
U.S. Treasury STRIPS (0.5%):
   1,750    11/15/14........................       1,048
   2,000    2/15/13.........................       1,340
     750    2/15/14.........................         472
     250    2/15/16.........................         138
     300    5/15/11.........................         222
   1,250    5/15/12.........................         873
   1,800    5/15/14.........................       1,113
   2,500    8/15/14.........................       1,524
                                              ----------
                                                   6,730
                                              ----------
  Total U.S. Treasury Obligations                 19,153
                                              ----------
INVESTMENT COMPANIES (4.0%):
  54,739    One Group Prime Money Market
              Fund, Class I (c).............      54,739
                                              ----------
  Total Investment Companies                      54,739
                                              ----------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
REPURCHASE AGREEMENT (1.5%):
 $20,049    State Street Bank and Trust,
              0.65%, 1/2/04 (Proceeds at
              maturity $20,049,
              collateralized by various U.S.
              Government securities)........  $   20,049
                                              ----------
  Total Repurchase Agreement                      20,049
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (0.3%):
   4,349    Pool of various securities for
              One Group Bond Funds --
              footnote 2 (Securities
              Lending)......................       4,349
                                              ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending                4,349
                                              ----------
Total (Cost $1,355,897) (a)                   $1,380,586
                                              ==========

------------
Percentages indicated are based on net assets of $1,374,227.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $33,882
                   Unrealized depreciation......................   (9,193)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $24,689
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Investment in affiliate.

Amounts shown as 0 rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 114

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (59.8%):
Fannie Mae (28.0%):
 $   159    7.00%, 9/1/07, Pool #185265.....  $      167
     289    7.00%, 4/1/08, Pool #211750.....         309
   2,968    8.30%, 10/25/08, Series 93-197,
              Class SC*.....................       3,101
     785    6.25%, 1/25/09, Series 94-12,
              Class C.......................         823
   2,139    18.83%, 2/25/09, Series 94-13,
              Class SM, IF*.................       2,406
   8,000    6.00%, 6/25/09, Series 94-86,
              Class PJ......................       8,564
     455    7.00%, 7/1/10, Pool #250326.....         487
     364    6.50%, 12/1/10, Pool #332301....         386
   1,488    6.00%, 3/1/11, Pool #340683.....       1,565
   2,647    8.00%, 11/1/12, Pool #535710....       2,835
   9,394    6.00%, 1/17/13, Series 98-37,
              Class VB......................       9,862
     582    6.00%, 4/1/13, Pool #425482.....         612
  32,245    4.50%, 6/1/13, Pool #254758.....      32,878
   4,710    6.50%, 6/25/13, Series 94-1,
              Class K.......................       4,910
   3,077    6.35%, 8/25/13, Series 93-225B,
              Class VG......................       3,209
     517    7.50%, 6/1/14, Pool #250081.....         555
     431    7.50%, 7/1/14, Pool #250082.....         463
   2,211    6.00%, 8/1/14, Pool #598032.....       2,325
   3,518    6.00%, 9/25/14, Series 01-71,
              Class QC......................       3,548
      20    10.00%, 10/1/16, Pool #70110....          22
   5,893    5.50%, 11/1/16, Pool #618192....       6,116
  10,000    5.00%, 11/25/16, Series 03-35,
              Class MD......................      10,148
   3,000    5.50%, 2/25/17, Series 02-3,
              Class PG......................       3,061
   3,190    6.00%, 2/25/17, Series 02-2,
              Class UC......................       3,361
   5,000    5.50%, 4/25/17, Series 02-18,
              Class PC......................       5,248
     774    10.00%, 9/1/17, Pool #303969....         867
   6,502    5.00%, 11/25/17, Series 02-73,
              Class OE......................       6,420

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   928    9.50%, 6/25/18, Series 88-16,
              Class B.......................  $    1,041
      50    10.00%, 10/1/19, Pool #231675...          56
     904    7.00%, 5/25/20, Series 90-57....         965
      17    10.00%, 7/1/20, Pool #050318....          19
      64    10.00%, 11/1/21, Pool #208374...          72
      68    10.00%, 11/1/21, Pool #208372...          77
     156    7.50%, 7/25/22, Series G92-35,
              Class EB......................         167
   2,147    8.00%, 7/25/22, Series G92-44,
              Class ZQ......................       2,353
   5,000    5.50%, 11/25/22, Series 03-74,
              Class VL......................       4,878
   1,738    0.00%, 5/25/23, Series 93-146,
              Class E, PO...................       1,552
   2,209    6.50%, 5/25/23, Series 94-110,
              Class H.......................       2,303
     341    0.00%, 8/25/23, Series 93-217,
              Class H, PO...................         290
     271    0.00%, 9/25/23, Series 93-228,
              Class G, PO...................         238
     286    0.00%, 9/25/23, Series 93-205,
              Class H, PO...................         254
   7,400    7.00%, 9/25/23, Series 93-155,
              Class PJ......................       8,093
   9,094    6.35%, 12/25/23, Series 94-43,
              Class PJ......................       9,760
   5,042    7.00%, 1/25/24, Series 94-62,
              Class PJ......................       5,465
     984    7.00%, 2/1/24, Pool #190257.....       1,048
  10,556    6.00%, 3/25/24, Series 94-51,
              Class PV......................      11,165
   4,500    6.50%, 3/25/24, Series 94-37,
              Class L.......................       4,797
     234    9.00%, 12/1/24, Pool #353898....         261
     429    7.00%, 8/1/25, Pool #315500.....         455
   2,180    0.00%, 11/25/26, Series 97-47,
              Class PA, PO..................       2,163

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,174    6.00%, 9/1/28, Pool #405220.....  $    2,253
   3,499    5.50%, 2/1/29, Pool #483802.....       3,566
   1,400    6.25%, 2/25/29, Series 94-W4,
              Class A9......................       1,443
  10,000    6.00%, 6/25/29, Series 02-W7,
              Class A4......................      10,416
   2,664    7.50%, 2/20/30, Series 00-8,
              Class Z.......................       2,883
     235    7.50%, 3/1/30, Pool #524949.....         251
     606    7.50%, 4/1/30, Pool #530816.....         648
     486    7.50%, 4/1/30, Pool #536916.....         520
  10,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................       2,369
  20,000    5.00%, 12/25/32, Series 03-81,
              Class MC......................      19,446
   7,286    5.50%, 12/25/32, Series 02-86,
              Class EJ......................       7,666
  28,994    5.50%, 5/1/33, Pool #702435.....      29,395
   8,175    5.37%, 8/25/33, Series 03-W18,
              Class 1A6.....................       8,331
  11,938    5.00%, 11/1/33, Pool #747628....      11,823
   9,988    5.50%, 12/1/33, Pool #753662....      10,126
   7,885    6.50%, 12/25/42, Series 03-W1,
              Class 1A1.....................       8,380
   3,854    7.50%, 12/25/42, Series 03-W1,
              Class 2A......................       4,222
                                              ----------
                                                 295,458
                                              ----------
Freddie Mac (24.7%):
      21    9.00%, 11/1/05, Pool #B00203....          21
       1    9.00%, 5/1/06, Pool #B00282.....           1
     587    7.00%, 10/15/06, Series 1150,
              Class I.......................         587
     427    7.00%, 9/15/07, Series 1457,
              Class PJ......................         433
   4,850    6.50%, 4/15/08, Series 1489,
              Class I.......................       5,132
   1,354    12.55%, 11/15/08, Series 1604,
              Class MB, IF*.................       1,469
     892    12.88%, 12/15/08, Series 1625,
              Class SC, IF*.................         968
     597    7.50%, 4/1/09, Gold Pool
              #E00315.......................         637
   1,442    7.50%, 8/1/09, Gold Pool
              #G10740.......................       1,540

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    67    9.00%, 8/1/09, Pool #279063.....  $       73
     121    9.00%, 12/1/09, Pool #256360....         128
     336    8.50%, 1/1/10, Gold Pool
              #G10305.......................         367
   1,313    7.50%, 9/1/10, Gold Pool
              #E62448.......................       1,403
   2,055    6.00%, 6/15/11, Series 2366,
              Class VG......................       2,179
     157    6.50%, 12/1/12, Gold Pool
              #E00523.......................         166
   3,465    5.00%, 12/1/13, Gold Pool
              #E73637.......................       3,547
   9,451    5.50%, 1/15/14, Series 2571,
              Class PV......................       9,892
   1,141    6.00%, 4/1/14, Gold Pool
              #E76438.......................       1,198
   5,177    6.00%, 4/1/14, Gold Pool
              #E76504.......................       5,439
   8,429    6.50%, 6/1/14, Gold Pool
              #E00678.......................       8,930
       1    9.50%, 4/1/16, Pool #170161.....           1
   1,375    6.50%, 8/15/16, Series 2345,
              Class PQ......................       1,475
   2,061    5.00%, 12/1/16, Pool #E89027....       2,104
     505    6.00%, 2/15/17, Series 2108,
              Class VB......................         513
      33    9.00%, 10/1/17, Gold Pool
              #A00756.......................          36
  15,000    5.00%, 2/15/18, Series 2578,
              Class P6......................      14,715
      15    9.00%, 4/1/18, Gold Pool
              #A01143.......................          16
       1    9.00%, 10/1/20, Gold Pool
              #A01134.......................           1
       7    9.00%, 1/1/21, Gold Pool
              #A00948.......................           8
       9    9.00%, 6/1/21, Gold Pool
              #A01017.......................          10
      12    9.00%, 7/1/21, Gold Pool
              #A01093.......................          14
      23    9.00%, 9/1/21, Gold Pool
              #D32271.......................          25
      10    9.00%, 11/1/21, Gold Pool
              #D11191.......................          11

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 116

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    11    9.00%, 11/1/21, Gold Pool
              #D11866.......................  $       12
      24    9.00%, 5/1/22, Gold Pool
              #D19203.......................          27
     601    8.00%, 8/15/22, Series 1343,
              Class LA......................         634
     431    7.00%, 8/25/22, Series 13, Class
              PL............................         437
   4,088    5.50%, 9/15/22, Series 1367,
              Class K.......................       4,213
   2,888    6.50%, 11/15/22, Series 1552,
              Class HB......................       2,927
   8,837    6.00%, 10/15/23, Series 1785,
              Class A.......................       9,274
     847    10.00%, 10/15/23, Series 1591,
              Class E.......................         952
     600    7.00%, 11/1/23, Series 155,
              Class IO......................         105
   1,912    6.50%, 12/15/23, Series 1633,
              Class Z.......................       2,032
   1,631    6.50%, 1/1/24, Gold Pool
              #C80091.......................       1,719
   3,000    6.50%, 3/15/24, Series 1694,
              Class PK......................       3,252
     380    8.50%, 5/1/24, Gold Pool
              #G00229.......................         417
     290    8.50%, 7/1/24, Gold Pool
              #C00354.......................         317
     174    7.50%, 9/1/24, Gold Pool
              #D56307.......................         188
     419    8.00%, 11/1/24, Gold Pool
              #C00376.......................         457
     344    7.00%, 8/1/25, Gold Pool
              #C00418.......................         365
     272    7.50%, 8/1/25, Gold Pool
              #C00414.......................         294
     225    7.00%, 9/1/25, Gold Pool
              #D63303.......................         239
     709    8.00%, 9/1/25, Gold Pool
              #D63705.......................         772
   1,362    7.00%, 4/1/26, Gold Pool
              #D69811.......................       1,445
     541    6.50%, 6/1/26, Pool #250575.....         567
  11,800    6.50%, 10/17/26, Series 1985,
              Class PL......................      12,500
   1,497    3.56%, 1/1/27, Pool #611141*....       1,549
   7,194    6.00%, 2/15/27, Series 2091,
              Class PF......................       7,350
  11,315    6.25%, 4/15/27, Series 2018,
              Class PE......................      11,511

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,600    7.00%, 10/15/27, Series 1999,
              Class PU......................  $    1,724
   2,165    6.50%, 1/15/28, Series 2137,
              Class TM......................       2,214
  10,000    4.50%, 2/15/28, Series 2631,
              Class TE......................       9,553
   5,000    7.00%, 2/15/28, Series 2031,
              Class PG......................       5,306
   9,000    6.95%, 3/15/28, Series 2035,
              Class PC......................       9,620
  10,000    6.50%, 6/15/28, Series 2064,
              Class PD......................      10,610
     609    8.50%, 7/1/28, Gold Pool
              #G00981.......................         665
  14,000    6.50%, 10/25/28, Series 98-64,
              Class TM......................      14,961
   3,370    6.00%, 11/15/28, Series 2095,
              Class PE......................       3,527
   1,296    6.50%, 2/1/29, Gold Pool
              #C22459.......................       1,359
  10,000    5.00%, 3/15/29, Series 2684,
              Class PD......................      10,099
   5,240    6.50%, 4/1/29, Gold Pool
              #C00742.......................       5,494
     115    6.50%, 4/1/29, Gold Pool
              #C24553.......................         120
   2,191    6.50%, 5/15/29, Series 2152,
              Class BD......................       2,332
   1,876    6.50%, 6/1/29, Gold Pool
              #C00785.......................       1,967
     166    6.50%, 7/1/29, Gold Pool
              #C29124.......................         174
     217    3.64%, 4/1/30, Pool #846812*....         226
  10,000    5.00%, 10/15/31, Series 2580,
              Class QM......................       9,738
   4,000    6.50%, 10/15/31, Series 2367,
              Class ME......................       4,202
   2,703    6.00%, 2/1/32, Gold Pool
              #C01292.......................       2,795
  13,500    6.00%, 8/15/32, Series 2480,
              Class EJ......................      14,105
   9,000    5.00%, 10/15/32, Series 2656,
              Class BG......................       8,749
   8,195    6.50%, 2/25/43, Series T-54,
              Class 2A......................       8,720
   5,936    0.00%, 5/25/43, Series T-56,
              Class APO, PO.................       5,310
                                              ----------
                                                 260,164
                                              ----------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc. (7.1%):
 $     7    9.00%, 6/15/05, Pool #283904....  $        7
       3    9.00%, 8/15/05, Pool #291836....           3
       2    9.00%, 9/15/05, Pool #292898....           2
       1    9.00%, 9/15/05, Pool #295227....           1
       2    8.00%, 7/15/06, Pool #11337.....           2
       3    7.50%, 7/15/07, Pool #17316.....           3
       9    8.00%, 8/15/07, Pool #18539.....           9
      13    8.00%, 8/15/07, Pool #18677.....          14
       9    7.50%, 12/15/07, Pool #338189...           9
     148    6.50%, 7/15/08, Pool #349693....         158
      13    9.00%, 11/15/08, Pool #27932....          14
      18    6.50%, 3/15/09, Pool #367398....          19
      24    9.00%, 4/15/09, Pool #30352.....          26
     499    6.50%, 5/15/09, Pool #366779....         533
       1    9.00%, 5/15/09, Pool #32214.....           2
       1    9.50%, 7/15/09, Pool #34487.....           1
      61    9.50%, 9/15/09, Pool #34878.....          68
       8    9.50%, 10/15/09, Pool #36804....           9
       5    11.00%, 11/15/09, Pool #37615...           6
       2    9.00%, 5/15/16, Pool #149877....           2
       9    9.00%, 6/15/16, Pool #166130....          10
       1    9.00%, 6/15/16, Pool #157147....           1
      14    9.00%, 7/15/16, Pool #158921....          16
       6    9.00%, 7/15/16, Pool #167475....           7
      23    9.00%, 7/15/16, Pool #151273....          25

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    20    9.00%, 7/15/16, Pool #144968....  $       22
      20    9.50%, 8/15/16, Pool #177531....          22
      21    9.00%, 9/15/16, Pool #169908....          23
      14    9.00%, 9/15/16, Pool #179044....          16
      12    9.00%, 10/15/16, Pool #173089...          13
      14    9.00%, 11/15/16, Pool #156478...          15
       8    9.00%, 11/15/16, Pool #183868...           9
       1    9.50%, 1/15/17, Pool #185619....           1
      35    9.00%, 2/15/17, Pool #195058....          39
       3    9.00%, 2/15/17, Pool #201757....           4
       8    9.00%, 6/15/17, Pool #219079....           8
       4    9.00%, 8/15/17, Pool #225825....           4
      62    9.50%, 8/15/17, Pool #201217....          70
       7    9.50%, 8/15/17, Pool #218841....           7
      18    9.00%, 6/15/18, Pool #238161....          20
      14    9.50%, 8/15/18, Pool #248390....          15
       6    9.50%, 12/15/18, Pool #263400...           7
      14    10.00%, 4/15/19, Pool #257047...          15
      13    10.00%, 5/15/19, Pool #269607...          15
       1    9.00%, 10/15/19, Pool #267676...           1
       5    9.00%, 11/15/19, Pool #162768...           5
      44    9.50%, 12/15/19, Pool #281696...          50
       5    9.00%, 1/15/20, Pool #283138....           5
       5    9.00%, 2/15/20, Pool #276157....           5
       6    9.50%, 9/15/20, Pool #292918....           7

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 118

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    11    9.50%, 12/15/20, Pool #291865...  $       13
   1,413    9.00%, 8/15/21, Pool #306081....       1,583
     383    9.00%, 12/15/21, Pool #780284...         429
       7    7.50%, 2/15/22, Pool #324025....           7
      32    8.00%, 7/15/22, Pool #321560....          35
     101    7.50%, 8/15/22, Pool #337141....         109
       5    7.00%, 11/15/22, Pool #323008...           5
       2    7.00%, 12/15/22, Pool #339969...           2
      30    7.00%, 1/15/23, Pool #346214....          32
      86    7.00%, 1/15/23, Pool #342248....          92
      16    7.00%, 1/15/23, Pool #341536....          18
      14    7.00%, 1/15/23, Pool #321675....          15
     101    7.00%, 1/15/23, Pool #332022....         108
     539    7.00%, 4/15/23, Pool #348645....         579
      67    6.50%, 5/15/23, Pool #343208....          71
     114    7.00%, 5/15/23, Pool #342348....         123
      79    7.00%, 5/15/23, Pool #351041....          85
       9    7.00%, 5/15/23, Pool #338005....           9
     155    7.00%, 5/15/23, Pool #221604....         166
     122    7.00%, 5/15/23, Pool #346572....         131
      13    6.50%, 6/15/23, Pool #346624....          14
      20    6.50%, 6/15/23, Pool #358250....          21
       8    6.50%, 6/15/23, Pool #349788....           9
      58    6.50%, 6/15/23, Pool #348677....          62
     595    7.50%, 6/15/23, Pool #359588....         642

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   451    7.50%, 6/15/23, Pool #358801....  $      487
     152    6.50%, 7/15/23, Pool #322200....         161
      30    7.00%, 7/15/23, Pool #360889....          32
     217    7.00%, 7/15/23, Pool #362982....         233
       4    7.00%, 7/15/23, Pool #354538....           4
     192    7.00%, 7/15/23, Pool #346673....         206
      43    7.00%, 7/15/23, Pool #358382....          46
      12    7.00%, 7/15/23, Pool #357782....          13
      29    7.00%, 7/15/23, Pool #325977....          31
      23    7.00%, 7/15/23, Pool #353569....          25
       5    7.00%, 7/15/23, Pool #350709....           5
      84    6.50%, 8/15/23, Pool #344505....          89
     121    6.50%, 8/15/23, Pool #356717....         129
      64    6.50%, 8/15/23, Pool #353137....          68
      32    6.50%, 8/15/23, Pool #360738....          34
     173    6.50%, 9/15/23, Pool #345375....         183
       7    6.50%, 9/15/23, Pool #339041....           8
     166    6.00%, 10/15/23, Pool #364717...         174
      16    6.00%, 10/15/23, Pool #370006...          17
     116    6.00%, 10/15/23, Pool #345389...         121
      50    6.50%, 10/15/23, Pool #345391...          53
     448    8.00%, 10/15/23, Pool #354681...         491
      53    6.50%, 11/15/23, Pool #369356...          57
       5    6.50%, 11/15/23, Pool #370927...           5
       8    6.50%, 12/15/23, Pool #370289...           9

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    13    6.50%, 12/15/23, Pool #365740...  $       14
      28    6.50%, 12/15/23, Pool #349944...          30
     113    6.50%, 12/15/23, Pool #369830...         120
     158    6.50%, 12/15/23, Pool #349265...         168
     113    6.50%, 1/15/24, Pool #379127....         120
      22    6.50%, 2/15/24, Pool #380818....          23
   4,134    6.50%, 2/15/24, Pool #354747....       4,379
      94    6.50%, 2/15/24, Pool #370338....          99
     152    6.50%, 2/15/24, Pool #389200....         161
     570    6.50%, 2/15/24, Pool #362341....         604
      44    6.50%, 2/15/24, Pool #371999....          46
     467    7.00%, 3/15/24, Pool #379328....         501
     175    7.00%, 3/15/24, Pool #391552....         188
     200    7.00%, 4/15/24, Pool #355128....         214
     675    7.00%, 4/15/24, Pool #379001....         724
      50    7.50%, 6/15/24, Pool #388747....          54
      12    7.50%, 6/15/24, Pool #389827....          13
      13    8.00%, 9/15/24, Pool #393908....          14
     292    8.00%, 9/15/24, Pool #403212....         320
     103    8.50%, 10/15/24, Pool #407073...         114
     973    9.00%, 11/15/24, Pool #780029...       1,090
      10    7.50%, 6/15/25, Pool #401860....          11
       9    8.00%, 6/15/25, Pool #385370....          10
     200    8.00%, 7/15/25, Pool #377557....         219
     700    6.50%, 9/16/25, Series 96-6,
              Class PK......................         747
      50    7.25%, 12/15/25, Pool #411361...          54
     564    7.50%, 3/15/26, Pool #422308....         607
      13    7.50%, 3/15/26, Pool #381163....          14

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   695    8.00%, 7/15/26, Pool #412644....  $      758
      15    8.00%, 8/15/26, Pool #436445....          16
     445    8.00%, 11/20/26, Pool #2324.....         482
     968    8.00%, 12/20/26, Pool #2344.....       1,049
     278    7.50%, 3/15/27, Pool #432398....         299
   6,090    6.50%, 6/20/27, Series 97-19,
              Class PJ......................       6,249
     402    4.75%, 7/20/27, Pool #80094*....         411
   8,598    6.25%, 8/20/27, Series 98-1,
              Class PD......................       8,842
   1,378    8.00%, 11/20/27, Pool #2512.....       1,491
     937    7.50%, 1/15/28, Pool #461625....       1,006
   1,768    7.50%, 2/15/28, Pool #462562....       1,899
      16    7.00%, 6/15/28, Pool #472679....          17
   6,527    7.50%, 9/16/28, Series 99-33B,
              Class PQ......................       6,660
   5,000    6.50%, 9/20/28, Series 98-22,
              Class PD......................       5,332
   3,910    6.00%, 5/20/29, Series 99-17,
              Class L.......................       4,122
   6,000    6.50%, 3/16/31, Series 01-10,
              Class PE......................       6,373
   5,838    6.50%, 12/20/31, Series 01-64,
              Class PB......................       6,122
   4,369    6.50%, 4/1/32, Pool #545639.....       4,602
                                              ----------
                                                  74,774
                                              ----------
  Total U.S. Government Agency Mortgages         630,396
                                              ----------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 120

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (11.5%):
Fannie Mae (3.6%):
 $15,000    7.16%, 5/11/05..................  $   16,134
  10,000    5.88%, 2/2/06...................      10,780
   4,500    0.00%, 7/15/16..................       2,258
  16,000    0.00%, 10/9/19..................       6,347
   9,200    0.00%, 5/29/26..................       2,366
                                              ----------
                                                  37,885
                                              ----------
Federal Home Loan Bank (0.8%):
     500    7.50%, 8/10/04..................         519
   7,000    5.75%, 8/15/11..................       7,619
                                              ----------
                                                   8,138
                                              ----------
Financial Corporation STRIPS (1.3%):
     180    10/5/05.........................         174
     500    10/6/06.........................         466
   1,000    11/11/06........................         928
     334    12/27/05........................         320
     500    12/27/06........................         461
  26,153    12/6/18.........................      11,437
                                              ----------
                                                  13,786
                                              ----------
Freddie Mac (0.5%):
     250    7.93%, 1/20/05..................         267
   5,000    3.50%, 9/15/07..................       5,091
                                              ----------
                                                   5,358
                                              ----------
Resolution Funding Corporation STRIPS (5.3%):
  25,000    10/15/20........................       9,827
  15,000    4/15/28.........................       3,777
   5,000    4/15/30.........................       1,148
  50,000    7/15/20.........................      19,868
  53,000    7/15/20.........................      21,173
                                              ----------
                                                  55,793
                                              ----------
  Total U.S. Government Agency Securities        120,960
                                              ----------
U.S. TREASURY OBLIGATIONS (26.2%):
U.S. Treasury Bonds (7.8%):
   1,000    9.38%, 2/15/06..................       1,155
  18,000    10.38%, 11/15/12................      22,970

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
 $10,000    7.25%, 5/15/16..................  $   12,478
  31,250    8.13%, 8/15/19..................      42,222
   2,500    7.13%, 2/15/23..................       3,121
                                              ----------
                                                  81,946
                                              ----------
U.S. Treasury Inflation Protected Bonds (2.4%):
  20,000    3.63%, 1/15/08..................      25,336
                                              ----------
U.S. Treasury Notes (8.2%):
  20,000    3.50%, 11/15/06.................      20,679
  25,000    6.13%, 8/15/07..................      27,987
  10,000    5.50%, 5/15/09..................      11,124
   1,500    10.38%, 11/15/09................       1,616
  15,000    5.00%, 8/15/11..................      16,057
  10,000    4.25%, 8/15/13..................      10,016
                                              ----------
                                                  87,479
                                              ----------
U.S. Treasury STRIPS (7.8%):
  50,000    11/15/09........................      40,246
  10,000    11/15/15........................       5,609
  10,000    5/15/15.........................       5,811
  72,500    5/15/20.........................      30,399
                                              ----------
                                                  82,065
                                              ----------
  Total U.S. Treasury Obligations                276,826
                                              ----------
INVESTMENT COMPANIES (2.4%):
  25,390    One Group Government Money
              Market Fund, Class I (b)......      25,390
                                              ----------
  Total Investment Companies                      25,390
                                              ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (4.0%):
 $42,520    Pool of various securities for
              One Group Bond
              Funds -- footnote 2
              (Securities Lending)..........      42,520
                                              ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending               42,520
                                              ----------
Total (Cost $1,041,661) (a)                   $1,096,092
                                              ==========

------------
Percentages indicated are based on net assets of $1,054,959.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $60,269
                   Unrealized depreciation......................   (5,838)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $54,431
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2003.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP TREASURY & AGENCY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (0.1%):
Banking, Finance & Insurance (0.1%):
 $   204    Private Export Funding Corp.,
              6.86%, 4/30/04..................  $    208
                                                --------
  Total U.S. Government Sponsored and Agency
  Obligations                                        208
                                                --------
U.S. GOVERNMENT AGENCY SECURITIES (24.1%):
Federal Farm Credit Bank (14.5%):
   7,000    7.16%, 5/15/06....................     7,790
   3,100    7.60%, 7/24/06....................     3,500
     300    6.52%, 9/24/07....................       336
     800    5.75%, 1/25/08....................       876
   3,000    5.83%, 2/11/08....................     3,295
   2,000    5.87%, 9/2/08.....................     2,207
   1,720    6.82%, 3/16/09....................     1,978
   5,350    6.75%, 7/7/09.....................     6,174
     360    6.20%, 11/30/09...................       404
     210    7.06%, 5/24/10....................       246
   2,000    5.93%, 7/6/10.....................     2,212
     855    6.90%, 9/1/10.....................       994
     500    6.27%, 1/26/16....................       561
                                                --------
                                                  30,573
                                                --------
Federal Home Loan Bank (8.2%):
   4,000    8.22%, 11/17/04...................     4,241
   1,265    5.93%, 4/9/08.....................     1,399
     250    5.49%, 12/22/08...................       272
   8,000    5.61%, 2/11/09....................     8,761
     675    6.20%, 6/2/09.....................       755
     100    7.03%, 7/14/09....................       116
   1,000    6.50%, 11/13/09...................     1,142
     690    7.38%, 2/12/10....................       821
                                                --------
                                                  17,507
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Student Loan Marketing Association (0.7%):
 $   250    6.25%, 12/1/08....................  $    280
   1,000    7.30%, 8/1/12.....................     1,199
                                                --------
                                                   1,479
                                                --------
Tennessee Valley Authority (0.7%):
   1,363    New Valley Generation I, 7.30%,
              3/15/19.........................     1,570
                                                --------
  Total U.S. Government Agency Securities         51,129
                                                --------
U.S. TREASURY OBLIGATIONS (74.0%):
U.S. Treasury Bonds (33.1%):
  17,966    12.75%, 11/15/10..................    21,537
  38,250    10.38%, 11/15/12..................    48,814
                                                --------
                                                  70,351
                                                --------
U.S. Treasury Inflation Protected Bonds (2.4%):
   4,000    3.38%, 1/15/07....................     5,061
                                                --------
U.S. Treasury Notes (38.5%):
  21,400    7.25%, 8/15/04....................    22,217
  26,000    7.88%, 11/15/04...................    27,495
  15,000    1.63%, 4/30/05....................    15,050
  16,000    5.75%, 11/15/05...................    17,184
                                                --------
                                                  81,946
                                                --------
  Total U.S. Treasury Obligations                157,358
                                                --------
INVESTMENT COMPANIES (0.9%):
   1,853    One Group Treasury Only Money
              Market Fund, Class I (b)........     1,853
                                                --------
    Total Investment Companies                     1,853
                                                --------
  Total (Cost $202,900) (a)                     $210,548
                                                ========

------------
Percentages indicated are based on net assets of $212,542.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $7,876
                   Unrealized depreciation......................    (228)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $7,648
                                                                  ======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 122

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS (90.9%):
Aerospace & Defense (0.9%):
$  1,000    Aviall, Inc., 7.63%, 7/1/11....  $    1,048
     250    BE Aerospace, 8.50%,
              10/1/10 (b)..................         269
   1,000    BE Aerospace Inc., 8.00%,
              3/1/08.......................         943
   1,800    BE Aerospace, Inc., 9.50%,
              11/1/08......................       1,759
   1,660    DRS Technologies, Inc., 6.88%,
              11/1/13 (b)..................       1,714
     500    L-3 Communications Corp.,
              6.13%, 7/15/13...............         506
   1,250    L-3 Communications Corp.,
              6.13%, 1/15/14 (b)...........       1,259
   1,100    Orbital Sciences Corp., 9.00%,
              7/15/11......................       1,202
     600    TD Funding Corp., 8.38%,
              7/15/11......................         641
                                             ----------
                                                  9,341
                                             ----------
Air Transport (2.7%):
   1,750    American Airlines, Inc., 7.32%,
              10/15/09.....................       1,514
   1,259    Atlantic Coast Airlines, Inc.,
              8.75%, 1/1/07 (b)............         843
   3,400    Continental Airlines, Inc.,
              8.00%, 12/15/05..............       3,325
   1,436    Continental Airlines, Inc.,
              7.42%, 4/1/07................       1,375
   3,000    Continental Airlines, Inc.,
              6.32%, 11/1/08...............       2,961
   3,795    Continental Airlines, Inc.,
              7.03%, 6/15/11...............       3,269
   2,250    Delta Air Lines, Inc., 6.65%,
              3/15/04......................       2,261
   2,900    Delta Air Lines, Inc., 7.70%,
              12/15/05.....................       2,751
   1,550    Delta Air Lines, Inc., 7.90%,
              12/15/09.....................       1,261
   1,500    Delta Air Lines, Inc., 8.30%,
              12/15/29.....................         999
   2,121    Delta Airlines, Inc., Series
              00-1, Class A1, 7.38%,
              5/18/10......................       2,201
   2,128    Northwest Airlines, Inc.,
              8.52%, 4/7/04................       2,149
   2,937    Northwest Airlines, Inc.,
              7.63%, 3/15/05...............       2,878
     500    Offshore Logistics, Inc.,
              6.13%, 6/15/13...............         493

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Air Transport, continued:
$  1,000    Worldspan Financial Corp.,
              9.63%, 6/15/11 (b)...........  $    1,035
                                             ----------
                                                 29,315
                                             ----------
Automotive (2.4%):
   2,950    Asbury Automotive Group, 9.00%,
              6/15/12......................       3,133
   2,000    Asbury Automotive Group, 8.00%,
              3/15/14 (b)..................       2,020
   2,550    Collins & Aikman Products,
              10.75%, 12/31/11.............       2,518
     300    Delco Remy International, Inc.,
              10.63%, 8/1/06 (b)...........         303
   2,050    Delco Remy International, Inc.,
              11.00%, 5/1/09...............       2,132
   1,500    Dura Operating Corp., 9.00%,
              5/1/09.......................       1,508
   1,500    Dura Operating Corp., 8.63%,
              4/15/12 (b)..................       1,605
   1,750    Dura Operating Corp., 8.63%,
              4/15/12......................       1,873
   3,200    HLI Operating Co. Inc., 10.50%,
              6/15/10......................       3,699
   2,000    Intermet Corp., 9.75%,
              6/15/09......................       2,060
     600    Keystone Automotive, 9.75%,
              11/1/13 (b)..................         648
   1,500    Metaldyne Corp., 11.00%,
              6/15/12......................       1,388
     500    Metaldyne Corp., 10.00%,
              11/1/13 (b)..................         508
   1,000    Tenneco Automotive, Inc.,
              10.25%, 7/15/13 (b)..........       1,143
   1,250    Tenneco Automotive, Inc.,
              10.25%, 7/15/13..............       1,428
                                             ----------
                                                 25,966
                                             ----------
Beverages & Tobacco (0.9%):
   2,660    Bavaria S.A., 8.88%,
              11/1/10 (b)..................       2,740
   2,000    Constellation Brands, Inc.,
              8.00%, 2/15/08...............       2,230
     250    Constellation Brands, Inc.,
              8.13%, 1/15/12 (b)...........         275
   1,450    Cott Beverages, Inc., 8.00%,
              12/15/11.....................       1,573
   3,600    National Wine & Spirits,
              10.13%, 1/15/09..............       3,258
                                             ----------
                                                 10,076
                                             ----------
Broadcast Radio & TV (2.8%):
   2,000    Canwest Media, Inc., 10.63%,
              5/15/11......................       2,295

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Broadcast Radio & TV, continued:
$    500    Canwest Media, Inc., 7.63%,
              4/15/13......................  $      550
   2,000    Corus Entertainment, Inc.,
              8.75%, 3/1/12................       2,210
   1,000    Granite Broadcasting, 9.75%,
              12/1/10 (b)..................       1,003
   3,704    Granite Broadcasting Corp.,
              10.38%, 5/15/05..............       3,717
     875    LBI Media, Inc., 0.00%,
              10/15/13 (b).................         571
   2,750    Nexstar Finance LLC, 12.00%,
              4/1/08.......................       3,114
   1,500    Nexstar Finance LLC, Inc.,
              0.00%, 4/1/13................       1,104
   1,000    Nexstar Finance, Inc., 7.00%,
              1/15/14 (b)..................       1,010
   2,750    Primedia, Inc., 7.63%,
              4/1/08.......................       2,791
   1,500    Primedia, Inc., 8.88%,
              5/15/11......................       1,590
   1,500    Salem Communications Corp.,
              7.75%, 12/15/10..............       1,571
   1,000    Sinclair Broadcast Group,
              8.75%, 12/15/11..............       1,115
   2,100    Spanish Broadcasting System,
              9.63%, 11/1/09...............       2,252
   1,500    Susquehanna Media Co., 8.50%,
              5/15/09......................       1,583
   1,000    Susquehanna Media Co., 7.38%,
              4/15/13......................       1,048
     500    XM Satellite Radio, Inc.,
              12.00%, 6/15/10..............         568
   1,000    Young Broadcasting, Inc.,
              8.50%, 12/15/08 (b)..........       1,080
   1,775    Young Broadcasting, Inc.,
              8.75%, 1/15/14 (b)...........       1,806
                                             ----------
                                                 30,978
                                             ----------
Building & Development (0.5%):
     500    Great Lakes Dredge & Dock,
              7.75%, 12/15/13 (b)..........         517
   1,250    Integrated Electric Services,
              9.38%, 2/1/09................       1,319
     425    Meritage Corp., 9.75%, 6/1/11..         477
   3,290    MMI Products, Inc., 11.25%,
              4/15/07......................       2,697
     800    WCI Communities, Inc., 7.88%,
              10/1/13 (b)..................         848
                                             ----------
                                                  5,858
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Business Equipment & Services (0.3%):
$  2,000    Corrections Corporation Of
              America, 9.88%, 5/1/09.......  $    2,243
     625    Corrections Corporation Of
              America, 7.50%, 5/1/11.......         659
                                             ----------
                                                  2,902
                                             ----------
Cable Television (4.4%):
   1,000    Adelphia Communications, 9.25%,
              10/1/02 (c)..................         930
   1,450    Adelphia Communications, 8.13%,
              7/15/03 (c)..................       1,349
   2,000    Adelphia Communications, 7.50%,
              1/15/04 (c)..................       1,850
   1,150    Adelphia Communications, 7.75%,
              1/15/09 (c)..................       1,075
   1,725    Adelphia Communications, 9.38%,
              11/15/09 (c).................       1,639
   1,500    Adelphia Communications,
              10.88%, 10/1/10 (c)..........       1,410
   1,310    Century Communications, 9.50%,
              3/1/05 (c)...................       1,271
   3,500    Charter Communications
              Holdings, Inc., 10.25%,
              1/15/10......................       3,149
   1,500    Charter Communications
              Holdings, Inc., 11.13%,
              1/15/11......................       1,384
     500    Charter Communications
              Holdings, Inc., 0.00%,
              5/15/11......................         338
   3,000    Charter Communications
              Holdings, LLC, 8.75%,
              11/15/13 (b).................       3,068
   2,575    Classic Cable, Inc., Series B,
              9.38%, 8/1/09 (c)............         524
     650    Classic Cable, Inc., 10.50%,
              3/1/10 (c)...................         132
     250    CSC Holdings, Inc., 7.88%,
              12/15/07.....................         265
   3,175    CSC Holdings, Inc., 7.25%,
              7/15/08......................       3,317
   1,500    CSC Holdings, Inc., 7.63%,
              4/1/11.......................       1,586
     400    Echostar DBS Corp., 5.75%,
              10/1/08 (b)..................         407
     780    Echostar DBS Corp., 9.13%,
              1/15/09......................         877
   2,000    Innova S de R.L., 9.38%,
              9/19/13 (b)..................       2,063
   3,500    Insight Communications, 0.00%,
              2/15/11......................       3,010
   1,000    Insight Midwest, 10.50%,
              11/1/10 (b)..................       1,093

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 124

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Cable Television, continued:
$  2,250    Insight Midwest, 10.50%,
              11/1/10......................  $    2,458
   4,500    Mediacom LLC, Series B, 8.50%,
              4/15/08......................       4,612
   1,050    Mediacom LLC, 9.50%, 1/15/13...       1,118
   3,000    Panamsat Corp., 8.50%, 2/1/12..       3,344
   1,500    RCN Corp., 9.80%, 2/15/08......         713
     750    RCN Corp., 10.13%, 1/15/10.....         349
     500    Rogers Cable, Inc., 6.25%,
              6/15/13......................         506
   1,500    Telenet Group Holdings NV,
              0.00%, 6/15/14 (b)...........         953
   4,000    Telewest Communication PLC.,
              Series B, 11.00%,
              10/1/07 (c)..................       2,620
     500    Videotron Ltee, 6.88%,
              1/15/14 (b)..................         519
                                             ----------
                                                 47,929
                                             ----------
Chemicals & Plastics (6.7%):
   1,000    Applied Extrusion Technologies,
              10.75%, 7/1/11...............         835
   2,500    Avecia Group PLC, 11.00%,
              7/1/09.......................       2,263
   4,400    Equistar Chemical, 10.13%,
              9/1/08.......................       4,840
   2,800    Equistar Chemical, 10.63%,
              5/1/11 (b)...................       3,108
   1,415    Ethyl Corp., 8.88%, 5/1/10.....       1,521
     500    HMP Equity Holdings Corp.,
              0.00%, 5/15/08 (b)...........         308
     400    Huntsman Corp., LLC, 9.50%,
              7/1/07 (b)...................         350
   2,350    Huntsman ICI Chemicals, 10.13%,
              7/1/09.......................       2,432
   1,800    Huntsman International, LLC,
              9.88%, 3/1/09................       1,980
      24    IMC Global, Inc., 7.63%,
              11/1/05......................          25
   3,500    IMC Global, Inc., 10.88%,
              6/1/08.......................       3,867
   1,300    IMC Global, Inc., 11.25%,
              6/1/11.......................       1,437
   1,000    IMC Global, Inc., 10.88%,
              8/1/13 (b)...................       1,100
     291    Indesco International, Inc.,
              10.00%, 3/8/08...............         291
   3,350    ISP Chemco, 10.25%, 7/1/11.....       3,786
   2,000    Johnsondiversey, Inc., 9.63%,
              5/15/12......................       2,240

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Chemicals & Plastics, continued:
$  1,700    Johnsondiversey, Inc., 0.00%,
              5/15/13 (b)..................  $    1,309
   4,000    Lyondell Chemical Co., 9.88%,
              5/1/07.......................       4,239
   3,350    Millennium America, Inc.,
              7.00%, 11/15/06..............       3,451
   3,450    Millennium America, Inc.,
              9.25%, 6/15/08...............       3,778
   7,700    OM Group, Inc., 9.25%,
              12/15/11.....................       8,046
   1,425    Omnova Solutions, Inc., 11.25%,
              6/1/10 (b)...................       1,589
   1,300    Pliant Corp., 11.13%, 9/1/09...       1,411
   1,000    Pliant Corp., 13.00%, 6/1/10...         920
     292    Polymer Group, Inc., 10.00%,
              12/31/07.....................         292
     800    Polyone Corp., 10.63%,
              5/15/10......................         804
   4,525    Polyone Corp., 8.88%, 5/1/12...       4,185
   1,000    Resolution Performance, 8.00%,
              12/15/09 (b).................       1,040
     250    Resolution Performance, 9.50%,
              4/15/10......................         255
   3,200    Resolution Performance, 13.50%,
              11/15/10.....................       2,800
   1,350    Rhodia SA, 7.63%, 6/1/10 (b)...       1,303
   1,000    Rhodia SA, 8.88%, 6/1/11 (b)...         925
   1,450    Rockwood Specialities Corp.,
              10.63%, 5/15/11 (b)..........       1,624
   3,090    Terra Capital, Inc., 12.88%,
              10/15/08.....................       3,662
   1,000    Terra Capital, Inc., 11.50%,
              6/1/10.......................       1,050
     750    United Agricultural Products,
              8.25%, 12/15/11 (b)..........         774
                                             ----------
                                                 73,840
                                             ----------
Clothing/Textiles (1.4%):
   2,000    Avondale Mills Inc., 10.25%,
              7/1/13.......................       1,270
   2,700    Broder Brothers Co., 11.25%,
              10/15/10 (b).................       2,673
   2,175    Dan River Inc., 12.75%,
              4/15/09 (b)..................         794
     200    Dyersburg Corp., 9.75%,
              9/1/07 (c)...................           0
   7,355    Levi Strauss & Co., 12.25%,
              12/15/12.....................       4,817
   1,900    Phillips Van Heusen, 9.50%,
              5/1/08.......................       1,986

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Clothing/Textiles, continued:
$  3,892    Westpoint Stevens, Inc., 9.25%,
              11/30/04.....................  $    3,736
   1,850    Westpoint Stevens, Inc., 7.88%,
              6/15/05 (c)..................         250
                                             ----------
                                                 15,526
                                             ----------
Conglomerates (0.5%):
   1,000    Case New Holland, Inc., 9.25%,
              8/1/11 (b)...................       1,125
     500    Case New Holland, Inc., 9.25%,
              8/1/11 (b)...................         563
   1,250    SPX Corp., 7.50%, 1/1/13.......       1,366
   2,000    Tyco International Group,
              6.38%, 10/15/11..............       2,147
                                             ----------
                                                  5,201
                                             ----------
Containers & Packaging (3.1%):
   3,100    Alltrista Corp., 9.75%,
              5/1/12.......................       3,426
   1,300    Anchor Glass Container Corp.,
              11.00%, 2/15/13..............       1,515
   1,000    Anchor Glass Container Corp.,
              11.00%, 2/15/13 (b)..........       1,165
     650    Ball Corp., 6.88%, 12/15/12....         683
     250    Berry Plastics, 10.75%,
              7/15/12 (b)..................         289
   4,400    Constar International, 11.00%,
              12/1/12......................       3,740
   4,200    Crown European Holdings SA,
              9.50%, 3/1/11................       4,777
   1,100    Crown European Holdings SA,
              10.88%, 3/1/13...............       1,299
   2,775    Home Products International,
              Inc., 9.63%, 5/15/08.........       1,818
   3,000    Owens-Brockway Glass
              Containers, Inc., 8.25%,
              5/15/13......................       3,236
   1,000    Owens-Brockway Glass
              Containers, Inc., 8.88%,
              2/15/09......................       1,101
   4,000    Portola Packaging, Inc.,
              10.75%, 10/1/05..............       4,030
   2,500    Tekni-Plex, Inc., 8.75%,
              11/15/13 (b).................       2,619
   4,175    U.S. Can Corp., 10.88%,
              7/15/10 (b)..................       4,388
                                             ----------
                                                 34,086
                                             ----------
Cosmetics/Toiletries (0.0%):
   1,425    Drypers Corp., Series B,
              10.25%, 6/15/07 (c)..........           0
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Drugs (1.2%):
$  3,000    Aaipharma, Inc., 11.00%,
              4/1/10.......................  $    3,420
   2,655    Alpharma Inc., 8.63%,
              5/1/11 (b)...................       2,701
   1,700    Athena Neuro Financial L.L.C.,
              7.25%, 2/21/08...............       1,535
   1,000    IVAX Corp., 5.50%, 5/15/07.....       1,041
   4,000    IVAX Corp., 4.50%, 5/15/08.....       4,061
                                             ----------
                                                 12,758
                                             ----------
Ecological Services & Equipment (0.6%):
   2,345    Allied Waste North America,
              Series B, 8.88%, 4/1/08......       2,637
   1,250    Allied Waste North America,
              6.50%, 11/15/10 (b)..........       1,288
   1,000    Allied Waste North America,
              Series B, 7.88%, 4/15/13.....       1,088
     500    American ECO Corp., 9.63%,
              5/15/08 (c)..................           0
   1,200    IESI Corp., 10.25%, 6/15/12....       1,340
                                             ----------
                                                  6,353
                                             ----------
Electronics/Electric (5.6%):
   1,235    AMI Semiconductor, Inc.,
              10.75%, 2/1/13...............       1,479
   2,900    Amkor Technologies, Inc.,
              5.00%, 3/15/07...............       2,867
     500    Amkor Technologies, Inc.,
              7.75%, 5/15/13...............         539
   2,500    Avaya, Inc., 11.13%, 4/1/09....       2,938
   3,500    Avnet, Inc., 9.75%, 2/15/08....       4,085
   1,000    Danka Business Systems, 11.00%,
              6/15/10......................         998
   1,885    Digitalnet, Inc., 9.00%,
              7/15/10......................       2,050
     900    Flextronics International Ltd.,
              6.50%, 5/15/13...............         936
   2,350    Ingram Micro, Inc., 9.88%,
              8/15/08......................       2,609
   1,100    Interline Brands, Inc., 11.50%,
              5/15/11......................       1,218
     700    Iron Mountain, Inc., 8.63%,
              4/1/13.......................         760
   1,500    Iron Mountain, Inc., 7.75%,
              1/15/15......................       1,579
   2,000    Iron Mountain, Inc., 6.63%,
              1/1/16.......................       1,955
   2,420    Jacuzzi Brands, Inc., 9.63%,
              7/1/10 (b)...................       2,674
   2,300    Lucent Technologies, 5.50%,
              11/15/08.....................       2,151

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 126

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Electronics/Electric, continued:
$  1,500    Lucent Technologies, 6.50%,
              1/15/28......................  $    1,181
   1,300    Nortel Networks, Ltd., 6.13%,
              2/15/06......................       1,323
   4,575    Nortel Networks, Ltd., 4.25%,
              9/1/08.......................       4,351
   1,500    ON Semiconductor Corp., 13.00%,
              5/15/08......................       1,751
   1,500    ON Semiconductor Corp., 12.00%,
              3/15/10......................       1,796
   2,000    Rayovac Corp., 8.50%, 10/1/13..       2,130
   3,650    Salton, Inc., 10.75%,
              12/15/05.....................       3,741
   1,600    Seagate Technology Inc., 8.00%,
              5/15/09......................       1,732
     550    Solectron Corp., 9.63%,
              2/15/09......................         616
   1,000    Stratus Technologies, Inc.,
              10.38%, 12/1/08 (b)..........       1,066
   1,750    Viasystems, Inc., 10.50%,
              1/15/11 (b)..................       1,877
   1,000    Wesco Distribution, Inc.,
              9.13%, 6/1/08................       1,040
   2,900    Wesco Distribution, Inc.,
              Series B, 9.13%, 6/1/08......       3,016
   2,300    Windmere Durable Holdings,
              10.00%, 7/31/08..............       2,312
   1,250    Xerox Corp., 10.25%, 1/15/09...       1,469
   2,000    Xerox Corp., 7.13%, 6/15/10....       2,150
     400    Xerox Credit Corp., 7.00%,
              1/8/18.......................         365
                                             ----------
                                                 60,754
                                             ----------
Equipment Leasing (1.0%):
   2,000    Amerco, 7.85%, 5/15/03 (c).....       2,040
   6,000    Amerco, 8.80%, 2/4/05 (c)......       6,306
   1,500    National Equipment Services,
              Series D, 10.00%,
              11/30/04 (c).................         716
     175    National Equipment Services,
              Series B, 10.00%,
              11/30/04 (c).................          84
   1,750    United Rentals Inc., 10.75%,
              4/15/08......................       1,978
                                             ----------
                                                 11,124
                                             ----------
Financial (2.5%):
   1,400    Advanta Capital Trust, 8.99%,
              12/17/26.....................       1,099
     800    Americredit Corp., 9.88%,
              4/15/06......................         844
   3,750    Americredit Corp., 9.25%,
              5/1/09.......................       3,956

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Financial, continued:
$    500    Dollar Financial Group, 9.75%,
              11/15/11 (b).................  $      520
     750    Istar Financial, Inc., 7.00%,
              3/15/08......................         814
     750    Istar Financial, Inc., 6.00%,
              12/15/10.....................         769
   1,000    Istar Financial, Inc., 6.50%,
              12/15/13.....................       1,025
   6,050    Providian Capital I, 9.53%,
              2/1/27 (b)...................       5,701
   2,200    Riggs Capital Trust, 8.63%,
              12/31/26.....................       2,277
     550    Riggs Capital Trust II, 8.88%,
              3/15/27......................         575
   2,850    Thornburg Mortgage, Inc.,
              8.00%, 5/15/13 (b)...........       3,007
   1,900    Thornburg Mortgage, Inc.,
              8.00%, 5/15/13...............       2,005
   2,200    Western Financial Bank, 9.63%,
              5/15/12......................       2,464
   2,275    WMC Finance Co., 11.75%,
              12/15/08 (b).................       2,281
                                             ----------
                                                 27,337
                                             ----------
Food & Drug Retailers (1.8%):
   1,000    Ahold Finance USA, Inc., 6.25%,
              5/1/09.......................       1,008
   5,200    Ahold Finance USA, Inc., 8.25%,
              7/15/10......................       5,693
     250    Couche-Tard, 7.50%,
              12/15/13 (b).................         263
   4,750    Great Atlantic & Pacific Tea
              Inc., 7.75%, 4/15/07.........       4,465
     500    Great Atlantic & Pacific Tea
              Inc., 9.13%, 12/15/11........         460
   1,750    Rite Aid Corp., 7.63%,
              4/15/05......................       1,785
   1,400    Rite Aid Corp., 8.13%,5/1/10...       1,512
   3,000    Rite Aid Corp., 9.25%,
              6/1/13.......................       3,308
   1,000    Roundy's, Inc., 8.88%,
              6/15/12......................       1,073
                                             ----------
                                                 19,567
                                             ----------
Food Products & Services (5.9%):
   2,950    Apple South, Inc., 9.75%,
              6/1/06 (c)...................       1,254
   3,000    Aurora Foods, Inc., Tranche B,
              #LN021074, 6.12%, 9/30/06....       3,068

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Food Products & Services, continued:
$  1,000    Avado Brands, Inc., 11.75%,
              6/15/09 (c)..................  $      105
     500    Blue Ridge Paper Products,
              9.50%, 12/15/08 (b)..........         503
   2,000    Burns Philip Capital Property,
              Ltd., 9.50%, 11/15/10 (b)....       2,180
   1,200    Burns Philip Capital Property,
              Ltd., 10.75%, 2/15/11 (b)....       1,314
   3,836    Chiquita Brands International,
              Inc., 10.56%, 3/15/09........       4,267
   1,370    CKE Restaurants, Inc., 4.25%,
              3/15/04......................       1,385
   3,000    CKE Restaurants, Inc., 9.13%,
              5/1/09.......................       3,090
   3,750    Corn Products International,
              Inc., 8.25%, 7/15/07.........       4,125
   3,400    Dole Foods Co., 7.25%,
              6/15/10......................       3,519
     800    Dole Foods Co., 8.88%,
              3/15/11......................         882
   3,750    Friendly Ice Cream Corp.,
              10.50%, 12/1/07..............       3,905
   1,000    Graphic Packaging
              International, 9.50%,
              8/15/13 (b)..................       1,110
   2,800    Jefferson Smurfit Corp., 7.50%,
              6/1/13.......................       2,940
   3,500    Land O Lakes, Inc., 9.00%,
              12/15/10 (b).................       3,544
   8,025    Land O Lakes, Inc., 8.75%,
              11/15/11.....................       7,061
   2,000    MDP Acquisitions PLC, 9.63%,
              10/1/12......................       2,250
   1,000    National Beef Packaging,
              10.50%, 8/1/11 (b)...........       1,035
     880    Pierre Foods, Inc., 10.75%,
              6/1/06.......................         805
   1,000    Pilgrim's Pride Corp., 9.63%,
              9/15/11, Callable 9/15/06 @
              104.81 (b)...................       1,105
     500    Pinnacle Foods Holding, 8.25%,
              12/1/13 (b)..................         520
     300    PPC Escrow Corp., 9.25%,
              11/15/13 (b).................         312
   7,504    Premium Standard Farms, 9.25%,
              6/15/11......................       7,616
   1,250    Sbarro, Inc., 11.00%,
              9/15/09......................         994
   3,435    Swift & Co., 10.13%, 10/1/09...       3,658
   1,500    Swift & Co., 12.50%,
              1/1/10 (b)...................       1,613
                                             ----------
                                                 64,160
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Forest Products (2.5%):
$  1,500    Abitibi Consolidated, 6.00%,
              6/20/13......................  $    1,442
   1,500    Ainsworth Lumber, 12.50%,
              7/15/07......................       1,770
     900    Ainsworth Lumber, 13.88%,
              7/15/07......................       1,040
   3,076    American Tissue, Inc., Series
              B, 12.50%, 7/15/06 (c).......          46
   2,500    Appleton Papers, Inc., 12.50%,
              12/15/08.....................       2,837
     400    Boise Cascade Co., 6.50%,
              11/1/10......................         418
     500    Boise Cascade Co., 7.00%,
              11/1/13......................         521
   2,575    Buckeye Technologies, Inc.,
              9.25%, 9/15/08...............       2,620
   1,050    Buckeye Technologies, Inc.,
              8.00%, 10/15/10..............       1,034
     775    Buckeye Technologies, Inc.,
              8.50%, 10/1/13...............         833
     395    Fibermark, Inc., 10.75%,
              4/15/11......................         247
   4,650    Georgia-Pacific Corp., 8.00%,
              1/15/14......................       5,068
   2,000    Georgia-Pacific Corp., 8.00%,
              1/15/24 (b)..................       2,050
   1,000    Millar Western Forest, 7.75%,
              11/15/13 (b).................       1,043
     150    Norampac, Inc., 6.75%, 6/1/13..         157
   1,650    Norske Skog Canada, Inc.,
              8.63%, 6/15/11...............       1,741
   1,500    Pacifica Papers, Inc., 10.00%,
              3/15/09......................       1,598
     335    Pope & Talbot, 8.38%, 6/1/13...         336
     975    Pope & Talbot, 8.38%, 6/1/13...         977
   1,000    Tembec Industries, Inc., 7.75%,
              3/15/12......................       1,000
                                             ----------
                                                 26,778
                                             ----------
Health Care (6.0%):
   1,870    AdvancePCS, 8.50%, 4/1/08......       2,038
     500    Alaris Medical Systems, Inc.,
              7.25%, 7/1/11................         520

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 128

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Health Care, continued:
$  8,882    Alderwoods Group, 12.25%,
              1/2/09.......................  $   10,036
     750    Alliance Imaging, 10.38%,
              4/15/11......................         799
     500    Ameripath, Inc., 10.50%,
              4/1/13.......................         535
   1,395    Concentra Operating Corp.,
              13.00%, 8/15/09..............       1,562
   1,000    Concentra Operating Corp.,
              9.50%, 8/15/10 (b)...........       1,085
   3,000    Extendicare Health Services,
              9.35%, 12/15/07..............       3,105
     250    Extendicare Health Services,
              9.50%, 7/1/10................         279
   1,500    Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11......................       1,628
   1,000    Hanger Orthopedic Group,
              10.38%, 2/15/09..............       1,140
   3,000    HCA-The Healthcare Company,
              8.75%, 9/1/10................       3,577
     500    Healthsouth Corp., 8.50%,
              2/1/08.......................         483
   2,250    Healthsouth Corp., 7.63%,
              6/1/12.......................       2,115
   2,700    Iasis Healthcare Corp., 8.50%,
              10/15/09.....................       2,828
   3,000    Iasis Healthcare Corp., 13.00%,
              10/15/09.....................       3,390
   3,800    Insight Health Services, 9.88%,
              11/1/11......................       4,046
     700    Magellan Health Services,
              9.38%, 11/15/07 (b) (c)......         739
   1,025    Magellan Health Services,
              9.00%, 2/15/08 (c)...........         764
   3,000    Matria Healthcare, 11.00%,
              5/1/08.......................       3,225
     225    National Nephrology
              Association, 9.00%,
              11/1/11 (b)..................         237
   2,350    NDChealth Corp., 10.50%,
              12/1/12......................       2,656
   3,200    Prime Medical Services, Inc.,
              8.75%, 4/1/08................       3,104
   1,200    Province Healthcare Co., 7.50%,
              6/1/13.......................       1,206
   2,200    Rotech Healthcare Inc., 9.50%,
              4/1/12.......................       2,310
     500    Sepracor, Inc.,
              5.75%,11/15/06...............         503
   2,250    Sepracor, Inc., 5.00%,
              2/15/07......................       2,168
   2,000    Team Health Inc., 12.00%,
              3/15/09......................       2,170

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Health Care, continued:
$  2,000    Triad Hospitals, Inc., 7.00%,
              11/15/13 (b).................  $    2,025
     750    Universal Hospital Services,
              Inc., 10.13%, 11/1/11 (b)....         791
     700    US Oncology, Inc., 9.63%,
              2/1/12.......................         772
   2,000    Ventas Realty, 9.00%, 5/1/12...       2,230
   2,000    Vertex Pharmaceuticals, Inc.,
              5.00%, 9/19/07...............       1,785
                                             ----------
                                                 65,851
                                             ----------
Hotels/Motels/Inns & Casinos (2.0%):
   2,000    Boyd Gaming, 7.75%, 12/15/12...       2,150
   1,400    Felcor Lodging LP, 9.00%,
              6/1/11.......................       1,526
   1,000    Gaylord Entertainment Co.,
              8.00%, 11/15/13 (b)..........       1,060
     300    Golden Nugget Casino, 8.75%,
              12/1/11 (b)..................         319
   1,500    Isle Of Capri Casinos, 8.75%,
              4/15/09......................       1,583
   3,000    John Q. Hamons Hotels, Inc.,
              8.88%, 5/15/12...............       3,322
   1,500    La Quinta Properties, 8.88%,
              3/15/11......................       1,667
   1,630    MGM Grand, Inc., 6.00%,
              10/1/09......................       1,683
   1,000    Mohegan Tribal Gaming, 8.38%,
              7/1/11.......................       1,095
   2,900    Park Place Entertainment,
              7.88%, 3/15/10...............       3,225
   1,000    Park Place Entertainment,
              7.00%, 4/15/13...............       1,073
   2,200    Pinnacle Entertainment, 8.75%,
              10/1/13......................       2,250
     300    Turning Stone Casino, 9.13%,
              12/15/10 (b).................         328
                                             ----------
                                                 21,281
                                             ----------
Industrial Equipment (1.3%):
   1,000    Airxcel, Inc., 11.00%,
              11/15/07.....................         865
     830    Anchor Lamina, Inc., 9.88%,
              2/1/08.......................         573
   2,000    Blount International, Inc.,
              13.00%, 8/1/09...............       2,165
     450    Columbus McKinnon Corp.,
              10.00%, 8/1/10...............         482
   1,475    Key Components LLC., 10.50%,
              6/1/08.......................       1,482

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Equipment, continued:
$  2,900    Park-Ohio Industries, Inc.,
              9.25%, 12/1/07...............  $    2,900
       0    Precision Partners, Inc.,
              0.00%........................           0
     150    Precision Partners, Inc.,
              18.00%, 1/1/07...............         150
     125    Precision Partners, Inc.,
              12.00%, 2/1/07...............         125
     870    Sensus Metering Systems, Inc.,
              4.15%, 12/17/10..............         876
     130    Sensus Metering Systems, Inc.,
              4.15%, 12/17/10..............         131
   3,800    UCAR Finance, Inc., 10.25%,
              2/15/12......................       4,389
                                             ----------
                                                 14,138
                                             ----------
Insurance (0.9%):
   2,020    Conseco, Inc. Bank Debt,
              Tranche A-1, 5.25%,
              9/10/09......................       2,025
     606    Conseco, Inc. Bank Debt,
              Tranche B-1, 7.25%,
              9/10/10......................         608
   3,500    Crum & Forster Holdings Corp.,
              10.38%, 6/15/13 (b)..........       3,906
   2,000    Fairfax Financial Holdings,
              6.88%, 4/15/08...............       2,000
   1,200    Odyssey RE Holdings, 7.65%,
              11/1/13......................       1,256
                                             ----------
                                                  9,795
                                             ----------
Leisure (1.6%):
   1,200    AMC Entertainment Inc., 9.50%,
              3/15/09......................       1,242
   1,500    Bally Total Fitness Holdings,
              Series D, 9.88%, 10/15/07....       1,373
   3,400    Bally Total Fitness Holdings,
              10.50%, 7/15/11 (b)..........       3,433
   1,100    Imax Corp., 9.63%,
              12/1/10 (b)..................       1,162
   1,000    Intrawest Corp., 7.50%,
              10/15/13 (b).................       1,045
     750    Premier Parks, Inc., 9.75%,
              6/15/07......................         787
   1,100    Royal Caribbean Cruises, 7.25%,
              8/15/06......................       1,169
   1,000    Royal Caribbean Cruises, 6.75%,
              3/15/08......................       1,046
   1,000    Royal Caribbean Cruises, 8.75%,
              2/2/11.......................       1,135
     600    Six Flags, Inc., 9.75%,
              4/15/13......................         635
   1,150    Speedway Motorsports, Inc.,
              6.75%, 6/1/13................       1,193

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Leisure, continued:
$  2,550    Universal City Development,
              11.75%, 4/1/10 (b)...........  $    2,996
                                             ----------
                                                 17,216
                                             ----------
Nonferrous Metals & Minerals (0.9%):
   2,955    Better Minerals & Aggregates,
              13.00%, 9/15/09..............       1,640
   3,250    Earle M. Jorgensen Co., 9.75%,
              6/1/12.......................       3,623
   1,475    Horizon Natural Resources,
              11.75%, 5/8/09 (c)...........           0
     150    Massey Energy Co., 6.63%,
              11/15/10 (b).................         155
   2,150    Oglebay Norton Co., 13.00%,
              10/25/08.....................       2,129
   4,250    Oglebay Norton Co., 10.00%,
              2/1/09 (c)...................       1,934
                                             ----------
                                                  9,481
                                             ----------
Oil & Gas (4.2%):
   2,588    Baytex Energy Ltd., 9.63%,
              7/15/10......................       2,743
   1,000    Chesapeake Energy Corp., 9.00%,
              8/15/12......................       1,155
   1,250    Chesapeake Energy Corp., 7.50%,
              9/15/13......................       1,359
     650    Chesapeake Energy Corp., 6.88%,
              1/15/16 (b)..................         673
   2,000    Citgo Petroleum Corp., 7.88%,
              5/15/06......................       2,100
   2,150    Citgo Petroleum Corp., 11.38%,
              2/1/11.......................       2,505
     411    Coho Energy, 15.00%,
              3/31/07 (c)..................         103
   2,500    Compton Petroleum Corp., 9.90%,
              5/15/09......................       2,738
   1,250    Forest Oil Corp., 7.75%,
              5/1/14.......................       1,328
   3,975    Giant Industries, 9.00%,
              9/1/07.......................       4,074
     550    Hanover Compressor Co., 8.63%,
              12/15/10.....................         575
     125    Hanover Compressor Co., 4.75%,
              1/15/14......................         139
   1,300    J. Ray McDermott SA, 11.00%,
              12/15/13 (b).................       1,372
     370    North American Energy Partners,
              8.75%, 12/1/11 (b)...........         390
   1,533    Orion Refining Corp., 10.00%,
              11/15/10 (c).................           0
   2,550    Paramount Resources, Ltd.,
              7.88%, 11/1/10...............       2,550

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 130

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Oil & Gas, continued:
$  2,450    Parker Drilling Co. Corp.,
              9.63%, 10/1/13 (b)...........  $    2,560
   1,000    Parker Drilling Co. Corp.,
              10.13%, 11/15/09.............       1,065
   3,880    Petro Gas-Services, 10.00%,
              11/5/10......................       4,170
     250    Pogo Producing Co., 8.25%,
              4/15/11......................         280
     900    Premcor Refining Group, 6.75%,
              2/1/11 (b)...................         916
     700    Premcor Refining Group, 9.50%,
              2/1/13.......................         802
   1,535    Premcor Refining Group, 7.50%,
              6/15/15......................       1,581
   1,000    Quality Distribution, Inc.,
              9.00%, 11/15/10 (b)..........       1,051
   4,950    Star Gas Partners, L.P.,
              10.25%, 2/15/13..............       5,419
   1,000    Tesoro Petroleum Corp., 8.00%,
              4/15/08......................       1,068
     700    Universal Compression, Inc.,
              7.25%, 5/15/10...............         732
   1,750    Westport Resources Corp.,
              8.25%, 11/1/11...............       1,934
                                             ----------
                                                 45,382
                                             ----------
Publishing (1.0%):
   2,000    Block Communications, Inc.,
              9.25%, 4/15/09...............       2,160
   1,000    Dex Media West, 8.50%,
              8/15/10 (b)..................       1,119
     450    Dex Media West, 9.88%,
              8/15/13 (b)..................         525
     930    Liberty Group Publishing,
              9.38%, 2/1/08................         944
     500    Liberty Group Publishing, Step
              Bond, 11.63%, 2/1/09.........         503
     500    Moore North American Finance,
              7.88%, 1/15/11 (b)...........         569
   1,300    Perry-Judd, 10.63%, 12/15/07...       1,242
   3,584    Phoenix Color Corp., 10.38%,
              2/1/09.......................       3,211
     425    Von Hoffman Corp., 10.25%,
              3/15/09 (b)..................         455
                                             ----------
                                                 10,728
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Rail Industries (0.6%):
$    250    TFM S.A. de C.V. -- Grupo
              Transportacion Ferroviaria
              Mexicana, 10.25%, 6/15/07....  $      263
   5,325    TFM S.A. de C.V. -- Grupo
              Transportacion Ferroviaria
              Mexicana, 11.75%, 6/15/09....       5,498
     934    TFM S.A. de C.V. -- Grupo
              Transportacion Ferroviaria
              Mexicana, 12.50%, 6/15/12....       1,069
                                             ----------
                                                  6,830
                                             ----------
Retailers (1.5%):
   1,250    Central Tractor, 10.63%,
              4/1/07 (c)...................           0
   3,750    CSK Auto, Inc., 12.00%,
              6/15/06......................       4,321
   1,000    General Nutrition Centers,
              8.50%, 12/1/10 (b)...........       1,030
     725    Group 1 Automotive, Inc.,
              10.88%, 3/1/09...............         776
   2,625    Payless Shoesource, Inc.,
              8.25%, 8/1/13................       2,540
   1,750    Rent-Way Inc., 11.88%,
              6/15/10 (b)..................       1,960
   4,000    Service Corp. International,
              7.70%, 4/15/09...............       4,290
   1,000    Service Corp. International,
              7.88%, 2/1/13................       1,023
                                             ----------
                                                 15,940
                                             ----------
Steel (1.6%):
   4,075    AK Steel Corp., 7.88%,
              2/15/09......................       3,596
   2,651    Neenah Corp., 11.00%,
              9/30/10 (b)..................       2,933
     709    Neenah Corp., 13.00%,
              9/30/13......................         720
   1,550    Russel Metals, Inc., 10.00%,
              6/1/09.......................       1,655
   1,250    Ryerson Tull Inc., 9.13%,
              7/15/06......................       1,250
   2,600    U.S. Steel Corp., 9.75%,
              5/15/10......................       2,938
   4,050    U.S. Steel LLC, 10.75%,
              8/1/08.......................       4,758
                                             ----------
                                                 17,850
                                             ----------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Surface Transport (0.9%):
$  3,250    CP Ships Ltd., 10.38%,
              7/15/12......................  $    3,785
   2,630    Greyhound Lines, 11.50%,
              4/15/07......................       2,443
   1,300    Laidlaw International, Inc.,
              10.75%, 6/15/11 (b)..........       1,476
   2,000    OMI Corp., 7.63%, 12/1/13 (b)..       2,028
     550    Stena AB, 7.50%, 11/1/13 (b)...         569
                                             ----------
                                                 10,301
                                             ----------
Telecommunications (6.2%):
   2,000    Alaska Communication System
              Holdings, 9.88%,
              8/15/11 (b)..................       2,110
   1,060    Alaska Communications Systems
              Group, Inc., 9.38%, 5/15/09..       1,065
     149    Arch Wireless Holdings, Inc.,
              12.00%, 5/15/09..............         175
   2,650    Cincinnati Bell, Inc., 7.25%,
              7/15/13 (b)..................       2,796
   1,500    Cincinnati Bell, Inc., 8.38%,
              1/15/14 (b)..................       1,620
   3,350    Convergent Communications,
              Inc., 13.00%, 4/1/08 (c).....           0
   1,000    Dobson Communications Corp.,
              10.88%, 7/1/10...............       1,095
   1,000    Dobson Communications Corp.,
              8.88%, 10/1/13 (b)...........       1,018
     500    Eircom Funding, 8.25%,
              8/15/13 (b)..................         556
   2,230    Exodus Communications, Inc.,
              10.75%, 12/15/09 (c).........           0
   5,480    GCI, Inc., 9.75%, 8/1/07.......       5,671
   4,000    Global Crossing Holding Ltd.,
              9.13%, 11/15/06 (c)..........         400
      97    KPNQwest, 10.00%,
              3/15/12 (c)..................           0
   1,680    Level 3 Communications Corp.,
              11.25%, 3/15/10..............       1,621
   5,615    Level 3 Financing, Inc.,
              10.75%, 10/15/11 (b).........       5,965
   3,325    Mastec, Inc., 7.75%, 2/1/08....       3,375
   2,323    MCI Communication Corp., 7.50%,
              8/20/04 (c)..................       1,882
   3,285    MCI Communications Corp.,
              8.25%, 1/20/23 (c)...........       2,661
   2,000    MCI Communications Corp.,
              7.75%, 3/23/25 (c)...........       1,620

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$  3,500    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09 (c).........  $      228
   3,540    MetroPCS, Inc., 10.75%,
              10/1/11 (b)..................       3,540
   1,000    Millicom International
              Cellular, 10.00%,
              12/1/13 (b)..................       1,060
   2,000    PSINet, Inc., Series B, 10.00%,
              2/15/05 (c)..................         115
   1,225    PSINet, Inc., 10.50%,
              12/1/06 (c)..................          70
   1,100    PSINet, Inc., 11.50%,
              11/1/08 (c)..................          63
   5,692    Qwest Services Corp., 13.00%,
              12/15/07 (b).................       6,716
   2,000    Qwest Services Corp., 13.50%,
              12/15/10 (b).................       2,440
   1,000    Qwest Services Corp., 14.00%,
              12/15/14 (b).................       1,278
   1,586    Rural Cellular Corp., 5.50%,
              5/15/08......................       1,570
   2,086    Rural Cellular Corp., Series B,
              9.63%, 5/15/08...............       2,044
   1,000    Rural Cellular Corp., 9.75%,
              1/15/10......................         983
   3,000    Rural Cellular Corp., 9.88%,
              2/1/10.......................       3,210
   3,700    Time Warner Telecommunications
              LLC, Inc., 9.75%, 7/15/08....       3,829
     200    U.S. West Communications,
              5.65%, 11/1/04...............         200
     300    U.S. West Communications,
              6.13%, 11/15/05..............         310
   1,800    Western Wireless Corp., 9.25%,
              7/15/13......................       1,908
   3,750    WorldCom, Inc., 7.88%,
              5/15/03 (c)..................       1,266
     350    WorldCom, Inc., 6.50%,
              5/15/04 (c)..................         118
   1,000    WorldCom, Inc., 8.25%,
              5/15/10 (c)..................         338
   5,375    WorldCom, Inc., 7.50%,
              5/15/11 (c)..................       1,814
   1,000    WorldCom, Inc., 6.95%,
              8/15/28 (c)..................         338
                                             ----------
                                                 67,068
                                             ----------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 132

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications/Mobile, Cellular (3.8%):
$  1,250    ACC Escrow Corp., 10.00%,
              8/1/11 (b)...................  $    1,400
   3,827    Alamosa Delaware, Inc., 11.00%,
              7/31/10......................       4,170
   1,500    American Towers, Inc., 7.25%,
              12/1/11 (b)..................       1,534
     765    Centennial Communications
              Corp., 10.75%, 12/15/08......         811
   3,000    Centennial Communications
              Corp., 10.13%, 6/15/13.......       3,307
   3,100    Crown Castle International
              Corp., 9.50%, 8/1/11.........       3,394
     650    Crown Castle International
              Corp., 10.75%, 8/1/11........         735
   2,000    Crown Castle International
              Corp., 7.50%, 12/1/13 (b)....       2,020
   1,800    Crown Castle International
              Corp., 7.50%, 12/1/13 (b)....       1,818
     700    Horizon PCS, Inc., 13.75%,
              6/15/11 (c)..................         179
   1,100    Horizon PCS, Inc., 13.75%,
              6/15/11 (c)..................         281
   1,000    Nextel Communications, 6.88%,
              10/31/13.....................       1,063
   3,000    Nextel Communications, 7.38%,
              8/1/15.......................       3,240
   3,500    Nextel Communications, Inc.,
              9.38%, 11/15/09..............       3,832
   3,080    Rogers Wireless Communications,
              Inc., 8.80%, 10/1/07.........       3,180
     500    Rogers Wireless Communications,
              Inc., 9.63%, 5/1/11..........         600
   1,255    SBA Communications Corp.,
              10.25%, 2/1/09...............       1,239
     950    SBA Telecommunications, 0.00%,
              12/15/11 (b).................         675
   1,000    Spectrasite, Inc., 8.25%,
              5/15/10......................       1,073
     650    Tritel PCS, Inc., 10.38%,
              1/15/11......................         778
   2,365    Triton PCS, Inc., 8.50%,
              6/1/13.......................       2,554
   2,750    TSI Telecommunication Services,
              Inc., Series B, 12.75%,
              2/1/09.......................       3,032
                                             ----------
                                                 40,915
                                             ----------
Utilities (10.7%):
   2,000    AES Corp., 9.00%, 5/15/15 (b)..       2,270
     900    ANR Pipeline Co., 8.88%,
              3/15/10......................       1,017

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
$  4,100    Calpine Canada Energy
              Financing, 8.50%, 5/1/08.....  $    3,290
   4,000    Calpine Corp., 8.50%,
              7/15/10 (b)..................       3,920
   4,000    Calpine Corp., 8.63%, 8/15/10..       3,140
   1,000    Calpine Corp., 9.88%,
              12/1/11 (b)..................       1,033
   1,900    Cleco Corp., 7.00%, 5/1/08.....       1,915
     450    CMS Energy Corp., 9.88%,
              10/15/07.....................         504
   1,000    CMS Energy Corp., 7.50%,
              1/15/09......................       1,035
   1,500    CMS Energy Corp., 7.75%,
              8/1/10 (b)...................       1,584
     500    CMS Energy Corp., 8.50%,
              4/15/11......................         543
   2,000    Coastal Corp., 7.63%, 9/1/08...       1,933
   2,500    DPL, Inc., 8.25%, 3/1/07.......       2,738
   4,400    Dynegy Holdings, Inc., 9.88%,
              7/15/10 (b)..................       4,972
   1,650    Dynegy Holdings, Inc., 6.88%,
              4/1/11.......................       1,528
   1,000    Dynegy Holdings, Inc., 8.75%,
              2/15/12......................       1,014
   5,075    Edison Mission Energy, 10.00%,
              8/15/08......................       5,290
   5,000    Edison Mission Energy, Tranche
              EIX, #LN141031, 6.17%,
              12/11/06.....................       5,043
   6,400    El Paso Corp., 7.88%, 6/15/12..       6,079
     603    El Paso Energy Partners, 8.50%,
              6/1/11.......................         681
   3,000    El Paso Natural Gas, Series A,
              7.63%, 8/1/10................       3,098
   2,000    El Paso Production Holdings,
              7.75%, 6/1/13 (b)............       1,980
   1,900    FPL Energy Wind Funding, 6.88%,
              6/27/17 (b)..................       1,910
     900    Gulfterra Energy Partners,
              6.25%, 6/1/10................         941
     425    Gulfterra Energy Partners,
              8.50%, 6/1/10................         485
   1,139    Gulfterra Energy Partners,
              10.63%, 12/1/12..............       1,418
   4,830    Illinois Power Co., 11.50%,
              12/15/10.....................       5,819
   2,900    Midwest Generation, LLC, 8.30%,
              7/2/09.......................       3,025

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
$  3,600    Mirant Americas LLC, 8.30%,
              5/1/11 (c)...................  $    3,060
     500    Mirant Americas LLC, 7.63%,
              5/1/06 (c)...................         425
     400    MSW Energy Holdings, 7.38%,
              9/1/10 (b)...................         420
   4,474    NGC Corp./Dynegy Holdings,
              Inc., 7.13%, 5/15/18.........       3,859
   1,000    Northwest Pipeline Corp.,
              8.13%, 3/1/10................       1,115
   1,100    NRG Energy, Inc., 8.00%,
              12/15/13 (b).................       1,162
   2,000    PSEG Energy Holdings, 9.13%,
              2/10/04......................       2,020
   3,000    PSEG Energy Holdings, 7.75%,
              4/16/07......................       3,199
   3,775    Reliant Resources, Inc., 9.25%,
              7/15/10 (b)..................       4,020
   1,775    Reliant Resources, Inc., 9.50%,
              7/15/13 (b)..................       1,908
   3,000    Reliant Resources, Inc.,
              Tranche RRI, #LN114470,
              5.17%, 3/15/07...............       2,948
   1,720    Semco Energy, Inc., 7.75%,
              5/15/13 (b)..................       1,817
   1,650    Semco Energy, Inc., 7.75%,
              5/15/13 (b)..................       1,743
   2,000    Southern Natural Gas, 8.88%,
              3/15/10......................       2,260
   4,800    Teco Energy, Inc., 10.50%,
              12/1/07......................       5,627
   4,000    Texas-New Mexico Power Co.,
              6.13%, 6/1/08 (b)............       4,029
   1,400    Transmontaigne Inc., 9.13%,
              6/1/10 (b)...................       1,509
     500    Williams Companies, Inc.,
              8.63%, 6/1/10................         564
   7,500    Williams Companies, Inc.,
              7.63%, 7/15/19...............       7,883
                                             ----------
                                                117,773
                                             ----------
  Total Corporate Bonds                         990,398
                                             ----------
REPURCHASE AGREEMENT (1.7%):
  19,030    State Street Bank and Trust,
              0.65%, 1/2/04................      19,030
                                             ----------
  Total Repurchase Agreement                     19,030
                                             ----------
PREFERRED STOCKS (1.4%):
Automotive (0.0%):
       0    HLI Operating Co., Inc., Series
              A, 8.00%.....................          14
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
PREFERRED STOCKS, CONTINUED:
Broadcast Radio & TV (0.1%):
       8    Spanish Broadcasting System,
              10.75% (b)...................  $      784
                                             ----------
Cable Television (0.4%):
       0    Classic Communications, Inc.,
              11.00%, PIK..................         400
      38    CSC Holdings, Inc., 11.13%.....       3,983
       0    Pegasus Satellite
              Communications, 12.75%,
              Series B, PIK................           1
                                             ----------
                                                  4,384
                                             ----------
Ecological Services & Equipment (0.1%):
      20    Kaiser Group Holdings, Inc.,
              7.00%........................       1,037
                                             ----------
Insurance (0.6%):
     288    Conseco, 10.50%................       7,522
                                             ----------
Telecommunications (0.1%):
       3    Dobson Communications Corp.,
              6.00%........................         540
      11    McleodUSA, Inc., 2.50%.........          83
       2    Metrocall Holdings Inc.,
              15.00%.......................          22
                                             ----------
                                                    645
                                             ----------
Telecommunications/Mobile, Cellular (0.1%):
       4    Alamosa Holdings, Inc. (b).....         602
                                             ----------
  Total Preferred Stocks                         14,988
                                             ----------
COMMON STOCKS (0.6%):
Automotive (0.1%):
      55    Hayes Lemmerz International
              (b)..........................       1,001
                                             ----------
Broadcast Radio & TV (0.0%):
      38    Tri-State Outdoor Media (b)....         525
                                             ----------
Chemicals & Plastics (0.0%):
       9    Continental AFA Dispensing Co.
              (b)..........................          43
      48    Polymer Group, Inc. (b)........         359
                                             ----------
                                                    402
                                             ----------
Ecological Services & Equipment (0.1%):
      32    Kaiser Group Holdings, Inc.
              (b)..........................         688
                                             ----------
Industrial Equipment (0.0%):
       4    Simonds Industries, Inc. (b)...          57
                                             ----------
Oil & Gas (0.0%):
      75    Coho Energy, Inc. (b)..........           0
                                             ----------
Retailers (0.0%):
     108    Frank's Nursery & Crafts (b)...          86
      10    Mattress Discounters Corp.
              (b)..........................           0
                                             ----------
                                                     86
                                             ----------
Steel (0.0%):
     270    ACP Holding Co. (b)............         135
                                             ----------

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 134

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMON STOCKS, CONTINUED:
Telecommunications (0.4%):
       1    Abovenet, Inc. (b).............  $       29
      36    Arch Wireless (b)..............         714
     127    Cincinnati Bell, Inc. (b)......         643
       8    Convergent Communications, Inc.
              (b)..........................           0
     193    Dobson Communications Corp.
              (b)..........................       1,270
      14    Leucadia National Corp. .......         645
       1    McleodUSA, Inc. (b)............           1
      11    Metrocall Holdings, Inc. (b)...         818
       1    Viatel Holdings Bermuda Ltd.
              (b)..........................           3
       2    Viatel, Inc. (b)...............           0
       4    XO Communications, Inc. (b)....          20
                                             ----------
                                                  4,143
                                             ----------
  Total Common Stocks                             7,037
                                             ----------
RIGHTS (0.0%):
Ecological Services & Equipment (0.0%):
      31    Kaiser Group Holdings, Inc. ...           0
                                             ----------
Health Care (0.0%):
       6    Magellan Health................         175
                                             ----------
  Total Rights                                      175
                                             ----------
WARRANTS (0.0%):
Automotive (0.0%):
       3    Hayes Lemmerz International,
              Inc. ........................           0
                                             ----------
Cable Television (0.0%):
       0    UIH Australia/Pacific..........           0
                                             ----------
Steel (0.0%):
     243    ACP Holding Co. ...............         119
                                             ----------
Telecommunications (0.0%):
      24    McleodUSA, Inc. ...............          12

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WARRANTS, CONTINUED:
Telecommunications, continued:
       1    Pathnet, Inc. .................  $        0
       7    XO Communications, Inc., Series
              A............................          14
       5    XO Communications, Inc., Series
              B............................           9
       5    XO Communications, Inc., Series
              C............................           6
                                             ----------
                                                     41
                                             ----------
    Total Warrants                                  160
                                             ----------
INVESTMENT COMPANIES (3.9%):
  42,147    One Group Prime Money Market
              Fund, Class I (e)............      42,147
                                             ----------
  Total Investment Companies                     42,147
                                             ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (28.5%):
$310,779    Pool of various securities for
              One Group Bond Funds --
              footnote 2 (Securities
              Lending).....................  $  310,779
                                             ----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending             310,779
                                             ----------
Total (Cost $1,380,500) (a)                  $1,384,714
                                             ==========

------------
Percentages indicated are based on net assets of $1,090,010.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 75,899
                   Unrealized depreciation......................   (71,685)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $  4,214
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Non-income producing security.

(e) Investment in affiliate.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

ARM          Adjustable Rate Mortgage

CMO          Collateralized Mortgage Obligations

CMT          Collateralized Mortgage Trust

HB High Coupon Bonds (a.k.a. 'IOettes') represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
             The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK          Paid in Kind

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 136

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                      ULTRA
                                                    SHORT-TERM    SHORT-TERM    INTERMEDIATE                    INCOME
                                                    BOND FUND     BOND FUND      BOND FUND      BOND FUND     BOND FUND
                                                    ----------    ----------    ------------    ----------    ----------
ASSETS:
Investments, at cost..............................  $2,170,771    $1,463,990     $2,456,322     $6,539,846    $1,641,321
Unrealized appreciation (depreciation) from
  investments.....................................      12,918        23,288         62,996        158,801        57,960
                                                    ----------    ----------     ----------     ----------    ----------
Investments, at value.............................   2,183,689     1,487,278      2,519,318      6,698,647     1,699,281
Cash..............................................          --            --             --             --             1
Interest and dividends receivable.................       5,925        12,234         18,815         47,099        15,936
Receivable for capital shares issued..............       4,909        40,852            354         26,567           248
Receivable from brokers for investments sold......         775           545             42             59            41
Prepaid expenses..................................          60            21             30             96            10
                                                    ----------    ----------     ----------     ----------    ----------
Total Assets......................................   2,195,358     1,540,930      2,538,559      6,772,468     1,715,517
                                                    ----------    ----------     ----------     ----------    ----------
LIABILITIES:
Dividends payable.................................       4,223         3,048          8,039         21,839         5,729
Cash overdraft....................................          --         9,391             --             --            --
Payable to brokers for investments purchased......          --            --             --          2,913            --
Payable for capital shares redeemed...............       8,922         1,323            854            693            78
Payable for return of collateral received for
  securities on loan..............................          --       293,866        417,162      1,211,748       317,267
Accrued expenses and other payables:
  Investment advisory fees........................         463           347            665          1,873           519
  Administration fees.............................         301           165            292            760           191
  Distribution fees...............................         547           137            307            250            29
  Other...........................................         320            93            554          1,696           652
                                                    ----------    ----------     ----------     ----------    ----------
Total Liabilities.................................      14,776       308,370        427,873      1,241,772       324,465
                                                    ----------    ----------     ----------     ----------    ----------
NET ASSETS:
Capital...........................................   2,187,507     1,219,639      2,060,330      5,394,322     1,362,591
Undistributed (distributions in excess of) net
  investment income...............................      (4,559)         (959)        (1,957)        (6,357)           13
Accumulated undistributed net realized gains
  (losses) from investment transactions...........     (15,284)       (9,408)       (10,683)       (16,070)      (29,512)
Net unrealized appreciation (depreciation) from
  investments.....................................      12,918        23,288         62,996        158,801        57,960
                                                    ----------    ----------     ----------     ----------    ----------
Net Assets........................................  $2,180,582    $1,232,560     $2,110,686     $5,530,696    $1,391,052
                                                    ==========    ==========     ==========     ==========    ==========
NET ASSETS:
  Class I.........................................  $1,109,802    $  937,236     $1,505,620     $4,927,312    $1,303,773
  Class A.........................................     338,277       124,591        286,767        385,964        69,710
  Class B.........................................      95,877        50,089        160,690        116,702        13,859
  Class C.........................................     636,626       120,644        157,609        100,718         3,710
                                                    ----------    ----------     ----------     ----------    ----------
Total.............................................  $2,180,582    $1,232,560     $2,110,686     $5,530,696    $1,391,052
                                                    ==========    ==========     ==========     ==========    ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I.........................................     111,807        87,075        138,863        448,356       163,609
  Class A.........................................      34,076        11,585         26,438         35,109         8,742
  Class B.........................................       9,727         4,625         14,996         10,625         1,732
  Class C.........................................      64,655        11,153         14,708          9,122           464
                                                    ----------    ----------     ----------     ----------    ----------
Total.............................................     220,265       114,438        195,005        503,212       174,547
                                                    ==========    ==========     ==========     ==========    ==========
Net Asset Value
  Class I -- Offering and redemption price per
    share.........................................  $     9.93    $    10.76     $    10.84     $    10.99    $     7.97
                                                    ==========    ==========     ==========     ==========    ==========
  Class A -- Redemption price per share...........  $     9.93    $    10.76     $    10.85     $    10.99    $     7.97
                                                    ==========    ==========     ==========     ==========    ==========
      Maximum sales charge........................       3.00%         3.00%          4.50%          4.50%         4.50%
                                                    ==========    ==========     ==========     ==========    ==========
      Maximum offering price per share
        (100%/(100%-maximum sales charge) of net
        asset value adjusted to the nearest
        cent).....................................  $    10.24    $    11.09     $    11.36     $    11.51    $     8.35
                                                    ==========    ==========     ==========     ==========    ==========
  Class B -- Offering price per share (a).........  $     9.86    $    10.83     $    10.71     $    10.98    $     8.01
                                                    ==========    ==========     ==========     ==========    ==========
  Class C -- Offering price per share (a).........  $     9.85    $    10.82     $    10.72     $    11.04    $     8.01
                                                    ==========    ==========     ==========     ==========    ==========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

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BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                                 MORTGAGE-                     TREASURY &
                                                                  BACKED         GOVERNMENT      AGENCY       HIGH YIELD
                                                              SECURITIES FUND    BOND FUND        FUND        BOND FUND
                                                              ---------------    ----------    -----------    ----------
ASSETS:
Investments, at cost........................................    $1,355,897       $1,041,661     $202,900      $1,380,500
Unrealized appreciation (depreciation) from investments.....        24,689           54,431        7,648           4,214
                                                                ----------       ----------     --------      ----------
Investments, at value.......................................     1,380,586        1,096,092      210,548       1,384,714
Cash........................................................            11               --           --               1
Interest and dividends receivable...........................         8,025            6,702        2,829          23,849
Receivable for capital shares issued........................            --              273           59             401
Receivable from brokers for investments sold................           165               50           --              --
Prepaid expenses............................................            28               11            2              17
                                                                ----------       ----------     --------      ----------
Total Assets................................................     1,388,815        1,103,128      213,438       1,408,982
                                                                ----------       ----------     --------      ----------
LIABILITIES:
Dividends payable...........................................         5,235            4,209          573           6,751
Payable to brokers for investments purchased................         4,283               --           --              --
Payable for capital shares redeemed.........................            --              654          157             304
Payable for return of collateral received for securities on
  loan......................................................         4,349           42,520           --         310,779
Accrued expenses and other payables:
  Investment advisory fees..................................           249              341           37             590
  Administration fees.......................................           184              146           30             147
  Distribution fees.........................................             1              173           63              80
  Other.....................................................           287              126           36             321
                                                                ----------       ----------     --------      ----------
Total Liabilities...........................................        14,588           48,169          896         318,972
                                                                ----------       ----------     --------      ----------
NET ASSETS:
Capital.....................................................     1,357,614        1,019,847      204,847       1,090,137
Undistributed (distributions in excess of) net investment
  income....................................................        (4,761)            (229)          20             231
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................        (3,315)         (19,090)          27          (4,572)
Net unrealized appreciation (depreciation) from
  investments...............................................        24,689           54,431        7,648           4,214
                                                                ----------       ----------     --------      ----------
Net Assets..................................................    $1,374,227       $1,054,959     $212,542      $1,090,010
                                                                ==========       ==========     ========      ==========
NET ASSETS:
  Class I...................................................    $1,366,545       $  736,650     $ 55,289      $  917,168
  Class A...................................................         7,682          131,492       94,406          91,604
  Class B...................................................                        125,215       62,847          40,424
  Class C...................................................                         61,602                       40,814
                                                                ----------       ----------     --------      ----------
Total.......................................................    $1,374,227       $1,054,959     $212,542      $1,090,010
                                                                ==========       ==========     ========      ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I...................................................       127,025           71,108        5,268         110,706
  Class A...................................................           705           12,682        8,984          11,071
  Class B...................................................                         12,086        5,987           4,877
  Class C...................................................                          5,950                        4,926
                                                                ----------       ----------     --------      ----------
Total.......................................................       127,730          101,826       20,239         131,580
                                                                ==========       ==========     ========      ==========
Net Asset Value
  Class I -- Offering and redemption price per share........    $    10.76       $    10.36     $  10.49      $     8.28
                                                                ==========       ==========     ========      ==========
  Class A -- Redemption price per share.....................    $    10.90       $    10.37     $  10.51      $     8.27
                                                                ==========       ==========     ========      ==========
      Maximum sales charge..................................         4.50%            4.50%        3.00%           4.50%
                                                                ==========       ==========     ========      ==========
      Maximum offering price per share (100%/(100%-maximum
        sales charge) of net asset value adjusted to the
        nearest cent).......................................    $    11.41       $    10.86     $  10.84      $     8.66
                                                                ==========       ==========     ========      ==========
  Class B -- Offering price per share (a)...................                     $    10.36     $  10.50      $     8.29
                                                                                 ==========     ========      ==========
  Class C -- Offering price per share (a)...................                     $    10.35                   $     8.29
                                                                                 ==========                   ==========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 138

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                       ULTRA
                                                      SHORT-       SHORT-
                                                       TERM         TERM                                     INCOME
                                                       BOND         BOND       INTERMEDIATE                   BOND
                                                       FUND         FUND        BOND FUND      BOND FUND      FUND
                                                     ---------    ---------    ------------    ---------    ---------
INVESTMENT INCOME:
Interest income....................................   $30,478      $21,008       $ 53,277      $136,209      $37,458
Dividend income from affiliates....................       240           79            212           498          174
Income from securities lending.....................        --          298            273           825          268
                                                      -------      -------       --------      --------      -------
Total Income.......................................    30,718       21,385         53,762       137,532       37,900
                                                      -------      -------       --------      --------      -------
EXPENSES:
Investment advisory fees...........................     6,338        3,816          6,361        16,261        4,130
Administration fees................................     1,859        1,026          1,711         4,373        1,111
Distribution fees (Class A)........................       621          232            536           712          127
Distribution fees (Class B)........................       511          266            868           625           72
Distribution fees (Class C)........................     3,514          712            861           556           18
Custodian fees.....................................        52           36             58           140           40
Interest expense...................................        --            5             --            --           --
Legal and audit fees...............................        21           11             21            56           14
Trustees' fees and expenses........................        12            5             12            39            7
Transfer agent fees................................       356          159            446         1,022          209
Registration and filing fees.......................        93           39             57           152           32
Printing and mailing costs.........................        34           15             36           118           28
Other..............................................        70           60             98           181           74
                                                      -------      -------       --------      --------      -------
Total expenses before waivers......................    13,481        6,382         11,065        24,235        5,862
Less waivers.......................................    (4,832)      (1,980)        (2,934)       (6,367)      (1,284)
                                                      -------      -------       --------      --------      -------
Net Expenses.......................................     8,649        4,402          8,131        17,868        4,578
                                                      -------      -------       --------      --------      -------
Net Investment Income..............................    22,069       16,983         45,631       119,664       33,322
                                                      -------      -------       --------      --------      -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions.....................................    (2,147)       1,715         (1,174)       (2,729)      (3,548)
Net change in unrealized appreciation
  (depreciation) from investments..................    (3,683)     (12,910)       (29,126)      (80,479)     (18,737)
                                                      -------      -------       --------      --------      -------
Net realized/unrealized gains (losses) from
  investments......................................    (5,830)     (11,195)       (30,300)      (83,208)     (22,285)
                                                      -------      -------       --------      --------      -------
Change in net assets resulting from operations.....   $16,239      $ 5,788       $ 15,331      $ 36,456      $11,037
                                                      =======      =======       ========      ========      =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                             MORTGAGE-                     TREASURY &     HIGH YIELD
                                                              BACKED         GOVERNMENT      AGENCY          BOND
                                                          SECURITIES FUND    BOND FUND        FUND           FUND
                                                          ---------------    ----------    -----------    ----------
INVESTMENT INCOME:
Interest income.........................................      $26,186         $ 27,758       $ 4,635       $41,701
Dividend income.........................................           --               --            --           221
Dividend income from affiliates.........................          135              167            12           108
Income from securities lending..........................            4              153            30           392
                                                              -------         --------       -------       -------
Total Income............................................       26,325           28,078         4,677        42,422
                                                              -------         --------       -------       -------
EXPENSES:
Investment advisory fees................................        2,211            2,428           474         3,598
Administration fees.....................................        1,019              871           191           774
Distribution fees (Class A).............................           16              243           196           147
Distribution fees (Class B).............................           --              702           365           185
Distribution fees (Class C).............................           --              351            --           176
Custodian fees..........................................           48               22             3            39
Interest expense........................................           --               --             2             2
Legal and audit fees....................................           14               11             3            11
Trustees' fees and expenses.............................            8                5             1             6
Transfer agent fees.....................................           15              308            21           245
Registration and filing fees............................           33               32            14            46
Printing and mailing costs..............................           24               14             2            17
Other...................................................           83               37             6            51
                                                              -------         --------       -------       -------
Total expenses before waivers...........................        3,471            5,024         1,278         5,297
Less waivers............................................         (933)            (535)         (387)         (643)
                                                              -------         --------       -------       -------
Net Expenses............................................        2,538            4,489           891         4,654
                                                              -------         --------       -------       -------
Net Investment Income...................................       23,787           23,589         3,786        37,768
                                                              -------         --------       -------       -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions..........................................           80              (95)          134         4,994
Net change in unrealized appreciation (depreciation)
  from investments......................................        3,457          (30,839)       (5,091)       39,632
                                                              -------         --------       -------       -------
Net realized/unrealized gains (losses) from
  investments...........................................        3,537          (30,934)       (4,957)       44,626
                                                              -------         --------       -------       -------
Change in net assets resulting from operations..........      $27,324         $ (7,345)      $(1,171)      $82,394
                                                              =======         ========       =======       =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 140

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                        ULTRA SHORT-TERM BOND FUND      SHORT-TERM BOND FUND       INTERMEDIATE BOND FUND
                                        ---------------------------   -------------------------   -------------------------
                                         SIX MONTHS        YEAR        SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                            ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                        DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                            2003           2003           2003          2003          2003          2003
                                        -------------   -----------   ------------   ----------   ------------   ----------
                                         (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...............   $   22,069     $   39,692     $   16,983    $   38,047    $   45,631    $   99,201
  Net realized gains (losses) from
    investments.......................       (2,147)        (1,302)         1,715           347        (1,174)       (5,273)
  Net change in unrealized
    appreciation (depreciation) from
    investments.......................       (3,683)         6,525        (12,910)       14,371       (29,126)       56,395
                                         ----------     ----------     ----------    ----------    ----------    ----------
Change in net assets resulting from
  operations..........................       16,239         44,915          5,788        52,765        15,331       150,323
                                         ----------     ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..........      (15,090)       (24,866)       (14,334)      (33,312)      (34,182)      (72,013)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..........       (4,184)        (6,801)        (1,818)       (3,644)       (6,522)      (15,199)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..........         (972)        (1,595)          (598)         (996)       (3,222)       (6,818)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income..........       (6,643)       (11,501)        (1,564)       (2,933)       (3,186)       (6,988)
                                         ----------     ----------     ----------    ----------    ----------    ----------
Change in net assets from shareholder
  distributions.......................      (26,889)       (44,763)       (18,314)      (40,885)      (47,112)     (101,018)
                                         ----------     ----------     ----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions........................     (145,034)     1,295,931        (15,931)      342,115        73,215       414,607
                                         ----------     ----------     ----------    ----------    ----------    ----------
Change in net assets..................     (155,684)     1,296,083        (28,457)      353,995        41,434       463,912
NET ASSETS:
  Beginning of period.................    2,336,266      1,040,183      1,261,017       907,022     2,069,252     1,605,340
                                         ----------     ----------     ----------    ----------    ----------    ----------
  End of period.......................   $2,180,582     $2,336,266     $1,232,560    $1,261,017    $2,110,686    $2,069,252
                                         ==========     ==========     ==========    ==========    ==========    ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                                                    MORTGAGE-BACKED
                                               BOND FUND               INCOME BOND FUND             SECURITIES FUND
                                       -------------------------   -------------------------   -------------------------
                                        SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                          ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                       DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                           2003          2003          2003          2003          2003          2003
                                       ------------   ----------   ------------   ----------   ------------   ----------
                                       (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............   $  119,664    $  238,991    $   33,322    $   79,952    $   23,787    $   50,503
  Net realized gains (losses) from
    investment transactions..........       (2,729)       (1,459)       (3,548)        2,456            80           785
  Net change in unrealized
    appreciation (depreciation) from
    investments......................      (80,479)      124,109       (18,737)       48,148         3,457        (9,787)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets resulting from
  operations.........................       36,456       361,641        11,037       130,556        27,324        41,501
                                        ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income.........     (112,280)     (206,622)      (30,813)      (76,212)      (25,543)      (57,222)
  From net realized gains                       --        (4,383)           --            --            --          (514)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income                (8,837)      (19,818)       (1,635)       (3,714)         (157)         (368)
  From net realized gains............           --          (430)           --            --            --            (1)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment income.........       (2,318)       (5,461)         (277)         (710)
  From net realized gains............           --          (139)           --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment income.........       (2,030)       (4,901)          (72)         (124)
  From net realized gains                       --          (123)           --            --
                                        ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets from shareholder
  distributions......................     (125,465)     (241,877)      (32,797)      (80,760)      (25,700)      (58,105)
                                        ----------    ----------    ----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.......................      565,914     1,657,632        41,961       (63,041)      221,159       552,768
                                        ----------    ----------    ----------    ----------    ----------    ----------
Change in net assets.................      476,905     1,777,396        20,201       (13,245)      222,783       536,164
NET ASSETS:
  Beginning of period................    5,053,791     3,276,395     1,370,851     1,384,096     1,151,444       615,280
                                        ----------    ----------    ----------    ----------    ----------    ----------
  End of period......................   $5,530,696    $5,053,791    $1,391,052    $1,370,851    $1,374,227    $1,151,444
                                        ==========    ==========    ==========    ==========    ==========    ==========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 142

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                  GOVERNMENT              TREASURY & AGENCY            HIGH YIELD
                                                   BOND FUND                    FUND                    BOND FUND
                                           -------------------------   -----------------------   -----------------------
                                            SIX MONTHS                  SIX MONTHS                SIX MONTHS
                                              ENDED          YEAR         ENDED         YEAR        ENDED         YEAR
                                             DECEMBER       ENDED        DECEMBER      ENDED       DECEMBER      ENDED
                                               31,         JUNE 30,        31,        JUNE 30,       31,        JUNE 30,
                                               2003          2003          2003         2003         2003         2003
                                           ------------   ----------   ------------   --------   ------------   --------
                                           (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..................   $   23,589    $   53,101     $  3,786     $  9,296    $   37,768    $ 58,253
  Net realized gains (losses) from
    investment transactions..............          (95)          785          134        4,062         4,994       4,713
  Net change in unrealized appreciation
    (depreciation) from investments......      (30,839)       38,090       (5,091)       6,308        39,632      62,576
                                            ----------    ----------     --------     --------    ----------    --------
Change in net assets resulting from
  operations.............................       (7,345)       91,976       (1,171)      19,666        82,394     125,542
                                            ----------    ----------     --------     --------    ----------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income.............      (17,054)      (38,780)        (945)      (2,153)      (32,026)    (51,002)
  From net realized gains................           --            --         (239)          --            --          --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income.............       (3,035)       (6,306)      (1,824)      (4,846)       (3,181)     (4,312)
  From net realized gains................           --            --         (418)          --            --          --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income.............       (2,574)       (5,668)      (1,004)      (2,303)       (1,308)     (1,486)
  From net realized gains................           --            --         (290)          --            --          --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income.............       (1,307)       (2,428)                                 (1,257)     (1,489)
                                            ----------    ----------     --------     --------    ----------    --------
Change in net assets from shareholder
  distributions..........................      (23,970)      (53,182)      (4,720)      (9,302)      (37,772)    (58,289)
                                            ----------    ----------     --------     --------    ----------    --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...........................      (23,834)       95,984      (38,867)       2,146       183,425     269,642
                                            ----------    ----------     --------     --------    ----------    --------
Change in net assets.....................      (55,149)      134,778      (44,758)      12,510       228,047     336,895
NET ASSETS:
  Beginning of period....................    1,110,108       975,330      257,300      244,790       861,963     525,068
                                            ----------    ----------     --------     --------    ----------    --------
  End of period..........................   $1,054,959    $1,110,108     $212,542     $257,300    $1,090,010    $861,963
                                            ==========    ==========     ========     ========    ==========    ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

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BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                        ULTRA SHORT-TERM              SHORT-TERM               INTERMEDIATE
                                                            BOND FUND                  BOND FUND                 BOND FUND
                                                    -------------------------   -----------------------   -----------------------
                                                     SIX MONTHS       YEAR       SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                       ENDED         ENDED         ENDED        ENDED        ENDED        ENDED
                                                      DECEMBER        JUNE        DECEMBER       JUNE       DECEMBER       JUNE
                                                        31,           30,           31,          30,          31,          30,
                                                        2003          2003          2003         2003         2003         2003
                                                    ------------   ----------   ------------   --------   ------------   --------
                                                    (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued......................   $ 361,955     $1,030,530     $338,851     $627,245     $416,146     $633,483
 Dividends reinvested.............................       3,519        9,625          4,457     10,151         11,936       24,901
 Cost of shares redeemed..........................    (377,804)    (494,803)      (320,583)    (534,839)    (264,772)    (514,784)
                                                     ---------     ----------     --------     --------     --------     --------
Change in net assets from Class I capital
 transactions.....................................   $ (12,330)    $545,352       $ 22,725     $102,557     $163,310     $143,600
                                                     =========     ==========     ========     ========     ========     ========
CLASS A SHARES:
 Proceeds from shares issued......................   $ 148,291     $379,232       $ 42,325     $142,382     $ 46,925     $177,580
 Dividends reinvested.............................       3,046        4,891          1,384      2,262          5,363       12,596
 Cost of shares redeemed..........................    (177,574)    (180,334)       (46,154)    (66,401)      (94,892)     (96,771)
                                                     ---------     ----------     --------     --------     --------     --------
Change in net assets from Class A capital
 transactions.....................................   $ (26,237)    $203,789       $ (2,445)    $78,243      $(42,604)    $ 93,405
                                                     =========     ==========     ========     ========     ========     ========
CLASS B SHARES:
 Proceeds from shares issued......................   $  16,492     $ 73,684       $  9,235     $43,886      $ 12,951     $114,804
 Dividends reinvested.............................         817        1,254            487        766          2,506        5,026
 Cost of shares redeemed..........................     (22,715)     (15,671)       (11,114)    (7,183)       (37,453)     (24,101)
                                                     ---------     ----------     --------     --------     --------     --------
Change in net assets from Class B capital
 transactions.....................................   $  (5,406)    $ 59,267       $ (1,392)    $37,469      $(21,996)    $ 95,729
                                                     =========     ==========     ========     ========     ========     ========
CLASS C SHARES:
 Proceeds from shares issued......................   $ 284,934     $920,937       $ 44,946     $194,588     $ 23,981     $122,265
 Dividends reinvested.............................       5,835        9,277          1,383      2,246          2,382        5,297
 Cost of shares redeemed..........................    (391,830)    (442,691)       (81,148)    (72,988)      (51,858)     (45,689)
                                                     ---------     ----------     --------     --------     --------     --------
Change in net assets from Class C capital
 transactions.....................................   $(101,061)    $487,523       $(34,819)    $123,846     $(25,495)    $ 81,873
                                                     =========     ==========     ========     ========     ========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued...........................................      36,387      103,194         31,367     57,787         38,371       57,934
 Reinvested.......................................         354          965            413        936          1,101        2,286
 Redeemed.........................................     (37,971)     (49,539)       (29,705)    (49,252)      (24,420)     (47,018)
                                                     ---------     ----------     --------     --------     --------     --------
Change in Class I Shares..........................      (1,230)      54,620          2,075      9,471         15,052       13,202
                                                     =========     ==========     ========     ========     ========     ========
CLASS A SHARES:
 Issued...........................................      14,909       37,977          3,918     13,123          4,327       16,241
 Reinvested.......................................         307          490            128        209            496        1,155
 Redeemed.........................................     (17,864)     (18,059)        (4,278)    (6,111)        (8,777)      (8,863)
                                                     ---------     ----------     --------     --------     --------     --------
Change in Class A Shares..........................      (2,648)      20,408           (232)     7,221         (3,954)       8,533
                                                     =========     ==========     ========     ========     ========     ========
CLASS B SHARES:
 Issued...........................................       1,670        7,429            849      4,017          1,205       10,628
 Reinvested.......................................          83          127             45         70            234          466
 Redeemed.........................................      (2,300)      (1,580)        (1,024)      (658)        (3,506)      (2,229)
                                                     ---------     ----------     --------     --------     --------     --------
Change in Class B Shares..........................        (547)       5,976           (130)     3,429         (2,067)       8,865
                                                     =========     ==========     ========     ========     ========     ========
CLASS C SHARES:
 Issued...........................................      28,874       92,957          4,138     17,825          2,236       11,305
 Reinvested.......................................         592          937            128        206            223          491
 Redeemed.........................................     (39,726)     (44,693)        (7,484)    (6,688)        (4,856)      (4,227)
                                                     ---------     ----------     --------     --------     --------     --------
Change in Class C Shares..........................     (10,260)      49,201         (3,218)    11,343         (2,397)       7,569
                                                     =========     ==========     ========     ========     ========     ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 144

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                                                                             MORTGAGE-BACKED
                                                       BOND FUND                 INCOME BOND FUND            SECURITIES FUND
                                               --------------------------    ------------------------    ------------------------
                                                SIX MONTHS        YEAR        SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                  ENDED          ENDED          ENDED         ENDED         ENDED         ENDED
                                                 DECEMBER         JUNE         DECEMBER        JUNE        DECEMBER        JUNE
                                                   31,            30,            31,           30,           31,           30,
                                                   2003           2003           2003          2003          2003          2003
                                               ------------    ----------    ------------    --------    ------------    --------
                                               (UNAUDITED)                   (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.................   $1,234,487     $2,265,903      $145,297      $202,266      $246,816      $541,183
 Dividends reinvested........................       70,357      133,640           3,030       7,561          19,064        39,880
 Cost of shares redeemed.....................     (666,083)    (1,012,193)     (100,858)     (292,350)      (38,620)      (40,923)
                                                ----------     ----------      --------      --------      --------      --------
Change in net assets from Class I capital
 transactions................................   $  638,761     $1,387,350      $ 47,469      $(82,523)     $227,260      $540,140
                                                ==========     ==========      ========      ========      ========      ========
CLASS A SHARES:
 Proceeds from shares issued.................   $   80,567     $279,222        $ 13,026      $32,919       $  3,115      $ 15,345
 Dividends reinvested........................        7,496       16,460           1,011       2,248             125           166
 Cost of shares redeemed.....................     (124,647)    (138,690)        (18,679)     (19,069)        (9,341)       (2,883)
                                                ----------     ----------      --------      --------      --------      --------
Change in net assets from Class A capital
 transactions................................   $  (36,584)    $156,992        $ (4,642)     $16,098       $ (6,101)     $ 12,628
                                                ==========     ==========      ========      ========      ========      ========
CLASS B SHARES:
 Proceeds from shares issued.................   $    7,220     $ 72,715        $  2,078      $5,389
 Dividends reinvested........................        1,536        3,563             214         574
 Cost of shares redeemed.....................      (24,618)     (20,462)         (3,405)     (4,459)
                                                ----------     ----------      --------      --------
Change in net assets from Class B capital
 transactions................................   $  (15,862)    $ 55,816        $ (1,113)     $1,504
                                                ==========     ==========      ========      ========
CLASS C SHARES:
 Proceeds from shares issued.................   $   12,397     $ 76,330        $    957      $2,434
 Dividends reinvested........................        1,303        3,268              51          94
 Cost of shares redeemed.....................      (34,101)     (22,124)           (761)       (648)
                                                ----------     ----------      --------      --------
Change in net assets from Class C capital
 transactions................................   $  (20,401)    $ 57,474        $    247      $1,880
                                                ==========     ==========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued......................................      112,128      204,004          18,296      25,347          23,013        49,513
 Reinvested..................................        6,414       12,060             381         953           1,781         3,660
 Redeemed....................................      (60,704)     (91,182)        (12,689)     (36,706)        (3,597)       (3,746)
                                                ----------     ----------      --------      --------      --------      --------
Change in Class I Shares.....................       57,838      124,882           5,988      (10,406)        21,197        49,427
                                                ==========     ==========      ========      ========      ========      ========
CLASS A SHARES:
 Issued......................................        7,336       25,207           1,638       4,121             287         1,391
 Reinvested..................................          683        1,486             127         283              11            15
 Redeemed....................................      (11,359)     (12,505)         (2,349)     (2,396)           (859)         (262)
                                                ----------     ----------      --------      --------      --------      --------
Change in Class A Shares.....................       (3,340)      14,188            (584)      2,008            (561)        1,144
                                                ==========     ==========      ========      ========      ========      ========
CLASS B SHARES:
 Issued......................................          658        6,568             260         675
 Reinvested..................................          140          322              27          72
 Redeemed....................................       (2,250)      (1,844)           (427)       (559)
                                                ----------     ----------      --------      --------
Change in Class B Shares.....................       (1,452)       5,046            (140)        188
                                                ==========     ==========      ========      ========
CLASS C SHARES:
 Issued......................................        1,124        6,859             120         304
 Reinvested..................................          118          294               6          12
 Redeemed....................................       (3,102)      (1,983)            (95)        (81)
                                                ----------     ----------      --------      --------
Change in Class C Shares.....................       (1,860)       5,170              31         235
                                                ==========     ==========      ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                        GOVERNMENT              TREASURY & AGENCY               HIGH YIELD
                                                        BOND FUND                      FUND                     BOND FUND
                                                 ------------------------    ------------------------    ------------------------
                                                  SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                   DECEMBER        JUNE        DECEMBER        JUNE        DECEMBER        JUNE
                                                     31,           30,           31,           30,           31,           30,
                                                     2003          2003          2003          2003          2003          2003
                                                 ------------    --------    ------------    --------    ------------    --------
                                                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued...................    $ 90,190      $111,057      $ 11,792      $12,531       $261,446      $383,800
 Dividends reinvested..........................         292       2,251             488          476          2,587         5,358
 Cost of shares redeemed.......................     (60,860)     (201,394)       (7,541)     (18,326)      (100,101)     (197,791)
                                                   --------      --------      --------      -------       --------      --------
Change in net assets from Class I capital
 transactions..................................    $ 29,622      $(88,086)     $  4,739      $(5,319)      $163,932      $191,367
                                                   ========      ========      ========      =======       ========      ========
CLASS A SHARES:
 Proceeds from shares issued...................    $ 29,152      $137,998      $ 17,119      $50,000       $ 66,574      $104,334
 Dividends reinvested..........................       1,863       4,068           1,541        3,425          2,024         2,668
 Cost of shares redeemed.......................     (47,122)     (67,608)       (47,809)     (56,288)       (63,483)      (63,906)
                                                   --------      --------      --------      -------       --------      --------
Change in net assets from Class A capital
 transactions..................................    $(16,107)     $74,458       $(29,149)     $(2,863)      $  5,115      $ 43,096
                                                   ========      ========      ========      =======       ========      ========
CLASS B SHARES:
 Proceeds from shares issued...................    $  7,911      $91,985       $  3,898      $20,558       $  9,834      $ 21,541
 Dividends reinvested..........................       2,131       4,585           1,072        1,826            647           710
 Cost of shares redeemed.......................     (36,217)     (28,897)       (19,427)     (12,056)        (4,540)       (3,213)
                                                   --------      --------      --------      -------       --------      --------
Change in net assets from Class B capital
 transactions..................................    $(26,175)     $67,673       $(14,457)     $10,328       $  5,941      $ 19,038
                                                   ========      ========      ========      =======       ========      ========
CLASS C SHARES:
 Proceeds from shares issued...................    $ 18,885      $56,725                                   $ 14,758      $ 19,702
 Dividends reinvested..........................       1,064       1,785                                         881         1,165
 Cost of shares redeemed.......................     (31,123)     (16,571)                                    (7,202)       (4,726)
                                                   --------      --------                                  --------      --------
Change in net assets from Class C capital
 transactions..................................    $(11,174)     $41,939                                   $  8,437      $ 16,141
                                                   ========      ========                                  ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued........................................       8,707      10,461           1,115        1,180         32,715        52,619
 Reinvested....................................          28         214              46           45            325           740
 Redeemed......................................      (5,863)     (19,046)          (710)      (1,718)       (12,610)      (27,128)
                                                   --------      --------      --------      -------       --------      --------
Change in Class I Shares.......................       2,872      (8,371)            451         (493)        20,430        26,231
                                                   ========      ========      ========      =======       ========      ========
CLASS A SHARES:
 Issued........................................       2,806      13,006           1,614        4,691          8,412        14,132
 Reinvested....................................         179         385             146          323            254           369
 Redeemed......................................      (4,555)     (6,368)         (4,520)      (5,277)        (7,996)       (8,587)
                                                   --------      --------      --------      -------       --------      --------
Change in Class A Shares.......................      (1,570)      7,023          (2,760)        (263)           670         5,914
                                                   ========      ========      ========      =======       ========      ========
CLASS B SHARES:
 Issued........................................         758       8,695             368        1,933          1,230         2,897
 Reinvested....................................         205         434             101          172             81            97
 Redeemed......................................      (3,502)     (2,728)         (1,840)      (1,133)          (568)         (442)
                                                   --------      --------      --------      -------       --------      --------
Change in Class B Shares.......................      (2,539)      6,401          (1,371)         972            743         2,552
                                                   ========      ========      ========      =======       ========      ========
CLASS C SHARES:
 Issued........................................       1,820       5,361                                       1,838         2,652
 Reinvested....................................         103         169                                         111           161
 Redeemed......................................      (3,007)     (1,566)                                       (914)         (648)
                                                   --------      --------                                  --------      --------
Change in Class C Shares.......................      (1,084)      3,964                                       1,035         2,165
                                                   ========      ========                                  ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 146

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT       ON            TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS I)
 Six Months Ended December 31,
 2003 {(Unaudited)..............   $ 9.97       $0.11          $(0.02)        $ 0.09       $(0.13)      $   --         $(0.13)
 Year Ended June 30, 2003.......     9.95        0.27            0.04           0.31        (0.29)          --          (0.29)
 Year Ended June 30, 2002.......     9.86        0.40            0.10           0.50        (0.41)          --          (0.41)
 Year Ended June 30, 2001.......     9.73        0.62            0.13           0.75        (0.62)          --          (0.62)
 Year Ended June 30, 2000.......     9.77        0.58           (0.04)          0.54        (0.58)          --          (0.58)
 Year Ended June 30, 1999.......     9.87        0.56           (0.11)          0.45        (0.55)          --          (0.55)

SHORT-TERM BOND FUND (CLASS I)
 Six Months Ended December 31,
 2003 {(Unaudited)..............    10.87        0.15           (0.10)          0.05        (0.16)          --          (0.16)
 Year Ended June 30, 2003.......    10.73        0.39            0.17           0.56        (0.42)          --          (0.42)
 Year Ended June 30, 2002.......    10.57        0.51            0.18           0.69        (0.53)          --          (0.53)
 Year Ended June 30, 2001.......    10.29        0.60            0.28           0.88        (0.60)          --          (0.60)
 Year Ended June 30, 2000.......    10.40        0.59           (0.11)          0.48        (0.59)          --          (0.59)
 Year Ended June 30, 1999.......    10.51        0.59           (0.11)          0.48        (0.59)          --          (0.59)

INTERMEDIATE BOND FUND (CLASS I)
 Six Months Ended December 31,
 2003 {(Unaudited)..............    11.01        0.23           (0.15)          0.08        (0.25)          --          (0.25)
 Year Ended June 30, 2003.......    10.70        0.59            0.33           0.92        (0.61)          --          (0.61)
 Year Ended June 30, 2002.......    10.50        0.65            0.21           0.86        (0.66)          --          (0.66)
 Year Ended June 30, 2001.......    10.07        0.63            0.43           1.06        (0.63)          --          (0.63)
 Year Ended June 30, 2000.......    10.28        0.62           (0.21)          0.41        (0.62)          --          (0.62)
 Six Months Ended June 30, 1999
 (d)............................    10.61        0.32           (0.33)         (0.01)       (0.32)          --          (0.32)
 Year Ended December 31, 1998...    10.48        0.63            0.14           0.77        (0.64)          --          (0.64)

BOND FUND (CLASS I)
 Six Months Ended December 31,
 2003 {(Unaudited)..............    11.18        0.25           (0.18)          0.07        (0.26)          --          (0.26)
 Year Ended June 30, 2003.......    10.82        0.64            0.36           1.00        (0.63)       (0.01)         (0.64)
 Year Ended June 30, 2002.......    10.59        0.69            0.28           0.97        (0.71)       (0.03)         (0.74)
 Year Ended June 30, 2001.......    10.08        0.67            0.50           1.17        (0.66)          --          (0.66)
 Year Ended June 30, 2000.......    10.34        0.65           (0.26)          0.39        (0.65)          --          (0.65)
 Six Months Ended June 30, 1999
 (e)............................    10.78        0.35           (0.44)         (0.09)       (0.35)          --          (0.35)
 Year Ended December 31, 1998...    10.59        0.65            0.19           0.84        (0.65)          --          (0.65)

INCOME BOND FUND (CLASS I)
 Six Months Ended December 31,
 2003 {(Unaudited)..............     8.10        0.19           (0.13)          0.06        (0.19)          --          (0.19)
 Year Ended June 30, 2003.......     7.81        0.48            0.29           0.77        (0.48)          --          (0.48)
 Year Ended June 30, 2002.......     7.75        0.48            0.06           0.54        (0.48)          --          (0.48)
 Year Ended June 30, 2001.......     7.51        0.49            0.24           0.73        (0.49)          --          (0.49)
 Year Ended June 30, 2000.......     7.68        0.48           (0.17)          0.31        (0.48)          --          (0.48)
 Six Months Ended June 30, 1999
 (f)............................     8.10        0.22           (0.35)         (0.13)       (0.23)       (0.06)         (0.29)
 Year Ended December 31, 1998...     8.01        0.47            0.14           0.61        (0.47)       (0.05)         (0.52)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

--------------------------------------------------------------------------------

                                                                    RATIOS/SUPPLEMENTARY DATA
                                                              --------------------------------------
                                                                 NET        RATIO OF    RATIO OF NET
                                         NET ASSET             ASSETS,      EXPENSES     INVESTMENT
                                          VALUE,                END OF         TO        INCOME TO
                                          END OF     TOTAL      PERIOD      AVERAGE       AVERAGE
                                          PERIOD     RETURN    (000'S)     NET ASSETS    NET ASSETS
                                         ---------   ------   ----------   ----------   ------------

ULTRA SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................  $ 9.93      0.93%(b) $1,109,802     0.45%(c)      2.21%(c)
  Year Ended June 30, 2003..............    9.97      3.12    1,127,169       0.45          2.61
  Year Ended June 30, 2002..............    9.95      5.15      581,377       0.40          3.94
  Year Ended June 30, 2001..............    9.86      7.94      299,209       0.40          6.27
  Year Ended June 30, 2000..............    9.73      5.66      261,592       0.40          5.93
  Year Ended June 30, 1999..............    9.77      4.66      259,873       0.32          5.63

SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................   10.76      0.51(b)   937,236       0.55(c)       2.80(c)
  Year Ended June 30, 2003..............   10.87      5.28      923,772       0.55          3.60
  Year Ended June 30, 2002..............   10.73      6.67      810,740       0.55          4.87
  Year Ended June 30, 2001..............   10.57      8.77      670,111       0.54          5.79
  Year Ended June 30, 2000..............   10.29      4.81      726,539       0.53          5.77
  Year Ended June 30, 1999..............   10.40      4.67      804,883       0.53          5.61

INTERMEDIATE BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................   10.84      0.78(b) 1,505,620       0.58(c)       4.47(c)
  Year Ended June 30, 2003..............   11.01      8.79    1,362,926       0.58          5.51
  Year Ended June 30, 2002..............   10.70      8.37    1,183,685       0.58          6.13
  Year Ended June 30, 2001..............   10.50     10.76    1,129,645       0.58          6.05
  Year Ended June 30, 2000..............   10.07      4.12    1,179,116       0.58          6.10
  Six Months Ended June 30, 1999 (d)....   10.28     (0.08)(b) 1,385,890      0.62(c)       6.27(c)
  Year Ended December 31, 1998..........   10.61      7.62      567,609       0.66          6.02

BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................   10.99      0.64(b) 4,927,312       0.60(c)       4.46(c)
  Year Ended June 30, 2003..............   11.18      9.51    4,365,709       0.60          5.80
  Year Ended June 30, 2002..............   10.82      9.39    2,874,707       0.60          6.35
  Year Ended June 30, 2001..............   10.59     11.85    2,093,516       0.60          6.40
  Year Ended June 30, 2000..............   10.08      3.94    1,687,041       0.60          6.44
  Six Months Ended June 30, 1999 (e)....   10.34     (0.87)(b) 1,330,527      0.64(c)       6.65(c)
  Year Ended December 31, 1998..........   10.78      8.17    1,277,246       0.64          6.10

INCOME BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................    7.97      0.79(b) 1,303,773       0.64(c)       4.85(c)
  Year Ended June 30, 2003..............    8.10     10.10    1,276,529       0.64          5.91
  Year Ended June 30, 2002..............    7.81      7.08    1,312,171       0.64          6.09
  Year Ended June 30, 2001..............    7.75     10.00    1,336,566       0.64          6.41
  Year Ended June 30, 2000..............    7.51      4.19    1,317,128       0.62          6.35
  Six Months Ended June 30, 1999 (f)....    7.68     (1.68)(b) 1,328,702      0.62(c)       5.92(c)
  Year Ended December 31, 1998..........    8.10      7.82      385,672       0.65          5.79

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                            AVERAGE NET
                                          ASSETS WITHOUT     PORTFOLIO
                                              WAIVERS       TURNOVER (A)
                                          ---------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................       0.76%(c)        25.32%
  Year Ended June 30, 2003..............       0.77            35.80
  Year Ended June 30, 2002..............       0.77            38.72
  Year Ended June 30, 2001..............       0.74            37.62
  Year Ended June 30, 2000..............       0.77            32.68
  Year Ended June 30, 1999..............       0.79            38.70
SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................       0.81(c)         16.81
  Year Ended June 30, 2003..............       0.81            27.23
  Year Ended June 30, 2002..............       0.81            49.58
  Year Ended June 30, 2001..............       0.81            46.42
  Year Ended June 30, 2000..............       0.81            25.93
  Year Ended June 30, 1999..............       0.81            37.22
INTERMEDIATE BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................       0.83(c)          9.09
  Year Ended June 30, 2003..............       0.82            24.13
  Year Ended June 30, 2002..............       0.82            33.02
  Year Ended June 30, 2001..............       0.80            22.58
  Year Ended June 30, 2000..............       0.81             6.08
  Six Months Ended June 30, 1999 (d)....       0.77(c)          9.24
  Year Ended December 31, 1998..........       0.66            50.32
BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................       0.82(c)         10.70
  Year Ended June 30, 2003..............       0.82            22.93
  Year Ended June 30, 2002..............       0.83            31.88
  Year Ended June 30, 2001..............       0.83            20.58
  Year Ended June 30, 2000..............       0.83            16.19
  Six Months Ended June 30, 1999 (e)....       0.75(c)         10.89
  Year Ended December 31, 1998..........       0.64            34.69
INCOME BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................       0.82(c)         14.85
  Year Ended June 30, 2003..............       0.82            16.42
  Year Ended June 30, 2002..............       0.81            22.96
  Year Ended June 30, 2001..............       0.81            18.18
  Year Ended June 30, 2000..............       0.81            25.10
  Six Months Ended June 30, 1999 (f)....       0.76(c)         20.55
  Year Ended December 31, 1998..........       0.65            41.69

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 148

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT       ON            TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

MORTGAGE-BACKED SECURITIES FUND (CLASS I)
 Six Months Ended December 31,
 2003 {(Unaudited)..............   $10.75       $0.21          $ 0.02         $ 0.23       $(0.22)      $   --         $(0.22)
 Year Ended June 30, 2003.......    10.89        0.62           (0.06)          0.56        (0.69)       (0.01)         (0.70)
 Year Ended June 30, 2002.......    10.47        0.76            0.43           1.19        (0.76)       (0.01)         (0.77)
 August 18, 2000 to June 30,
 2001 (d).......................    10.00        0.63            0.46           1.09        (0.62)          --          (0.62)

GOVERNMENT BOND FUND (CLASS I)
 Six Months Ended December 31,
 2003 {(Unaudited)..............    10.66        0.24           (0.30)         (0.06)       (0.24)          --          (0.24)
 Year Ended June 30, 2003.......    10.25        0.56            0.40           0.96        (0.55)          --          (0.55)
 Year Ended June 30, 2002.......     9.93        0.58            0.32           0.90        (0.58)          --          (0.58)
 Year Ended June 30, 2001.......     9.54        0.60            0.39           0.99        (0.60)          --          (0.60)
 Year Ended June 30, 2000.......     9.73        0.59           (0.19)          0.40        (0.59)          --          (0.59)
 Year Ended June 30, 1999.......    10.11        0.58           (0.38)          0.20        (0.58)          --          (0.58)

TREASURY & AGENCY FUND (CLASS I)
 Six Months Ended December 31,
 2003 {(Unaudited)..............    10.75        0.19           (0.21)         (0.02)       (0.19)       (0.05)         (0.24)
 Year Ended June 30, 2003.......    10.32        0.41            0.43           0.84        (0.41)          --          (0.41)
 Year Ended June 30, 2002.......    10.03        0.47            0.29           0.76        (0.47)          --          (0.47)
 Year Ended June 30, 2001.......     9.64        0.58            0.38           0.96        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......     9.81        0.57           (0.15)          0.42        (0.57)       (0.02)         (0.59)
 Year Ended June 30, 1999.......    10.09        0.57           (0.21)          0.36        (0.57)       (0.07)         (0.64)

HIGH YIELD BOND FUND (CLASS I)
 Six Months Ended December 31,
 2003 {(Unaudited)..............     7.93        0.32            0.35           0.67        (0.32)          --          (0.32)
 Year Ended June 30, 2003.......     7.31        0.67            0.62           1.29        (0.67)          --          (0.67)
 Year Ended June 30, 2002.......     8.20        0.72           (0.89)         (0.17)       (0.72)          --          (0.72)
 Year Ended June 30, 2001.......     8.90        0.86           (0.70)          0.16        (0.86)          --          (0.86)
 Year Ended June 30, 2000.......     9.87        0.89           (0.97)         (0.08)       (0.89)          --          (0.89)
 November 13, 1998 to June 30,
 1999 (d).......................    10.00        0.51           (0.13)          0.38        (0.51)          --          (0.51)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

--------------------------------------------------------------------------------

                                                                    RATIOS/SUPPLEMENTARY DATA
                                                              --------------------------------------
                                                                 NET        RATIO OF    RATIO OF NET
                                         NET ASSET             ASSETS,      EXPENSES     INVESTMENT
                                          VALUE,                END OF         TO        INCOME TO
                                          END OF     TOTAL      PERIOD      AVERAGE       AVERAGE
                                          PERIOD     RETURN    (000'S)     NET ASSETS    NET ASSETS
                                         ---------   ------   ----------   ----------   ------------

MORTGAGE-BACKED SECURITIES FUND (CLASS
 I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................  $10.76      2.13%(b) $1,366,545     0.40%(c)      3.75%(c)
  Year Ended June 30, 2003..............   10.75      5.30    1,137,661       0.40          5.56
  Year Ended June 30, 2002..............   10.89     11.71      613,936       0.40          7.28
  August 18, 2000 to June 30, 2001
 (g)....................................   10.47     11.12(b)   357,777       0.40(c)       7.14(c)

GOVERNMENT BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................   10.36     (0.51)(b)   736,650      0.62(c)       4.57(c)
  Year Ended June 30, 2003..............   10.66      9.58      727,267       0.62          5.25
  Year Ended June 30, 2002..............   10.25      9.22      785,343       0.62          5.63
  Year Ended June 30, 2001..............    9.93     10.62      812,766       0.62          6.12
  Year Ended June 30, 2000..............    9.54      4.33      866,755       0.62          6.21
  Year Ended June 30, 1999..............    9.73      1.94      964,576       0.62          5.77

TREASURY & AGENCY FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................   10.49     (0.20)(b)    55,289      0.40(c)       3.54(c)
  Year Ended June 30, 2003..............   10.75      8.28       51,797       0.40          3.86
  Year Ended June 30, 2002..............   10.32      7.69       54,819       0.40          4.59
  Year Ended June 30, 2001..............   10.03     10.22       51,371       0.40          5.79
  Year Ended June 30, 2000..............    9.64      4.42       65,437       0.38          5.89
  Year Ended June 30, 1999..............    9.81      3.54       79,958       0.36          5.60

HIGH YIELD BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................    8.28      8.63(b)   917,168       0.88(c)       7.93(c)
  Year Ended June 30, 2003..............    7.93     18.90      715,924       0.89          9.23
  Year Ended June 30, 2002..............    7.31     (2.34)     468,111       0.90          9.21
  Year Ended June 30, 2001..............    8.20      1.89      349,396       0.89         10.18
  Year Ended June 30, 2000..............    8.90     (0.75)     218,780       0.88          9.63
  November 13, 1998 to June 30, 1999
 (g)....................................    9.87      3.80(b)   137,433       0.89(c)       8.48(c)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                            AVERAGE NET
                                          ASSETS WITHOUT     PORTFOLIO
                                              WAIVERS       TURNOVER (A)
                                          ---------------   ------------
MORTGAGE-BACKED SECURITIES FUND (CLASS
 I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................       0.54%(c)        20.27%
  Year Ended June 30, 2003..............       0.55            35.73
  Year Ended June 30, 2002..............       0.57            29.77
  August 18, 2000 to June 30, 2001
 (g)....................................       0.58(c)         12.71
GOVERNMENT BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................       0.69(c)         11.25
  Year Ended June 30, 2003..............       0.68            19.29
  Year Ended June 30, 2002..............       0.68            23.51
  Year Ended June 30, 2001..............       0.67            12.63
  Year Ended June 30, 2000..............       0.66            25.30
  Year Ended June 30, 1999..............       0.66            80.86
TREASURY & AGENCY FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................       0.60(c)         14.03
  Year Ended June 30, 2003..............       0.60            33.28
  Year Ended June 30, 2002..............       0.60            41.45
  Year Ended June 30, 2001..............       0.60            48.21
  Year Ended June 30, 2000..............       0.63            30.02
  Year Ended June 30, 1999..............       0.65            76.73
HIGH YIELD BOND FUND (CLASS I)
  Six Months Ended December 31, 2003
 {(Unaudited)...........................       0.99(c)         26.93
  Year Ended June 30, 2003..............       1.00            51.75
  Year Ended June 30, 2002..............       1.02            34.02
  Year Ended June 30, 2001..............       1.01            29.98
  Year Ended June 30, 2000..............       1.03            35.14
  November 13, 1998 to June 30, 1999
 (g)....................................       1.18(c)         28.02

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 150

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT       ON            TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)...............   $ 9.97       $0.10          $(0.02)        $ 0.08       $(0.12)      $   --         $(0.12)
 Year Ended June 30, 2003.......     9.95        0.24            0.04           0.28        (0.26)          --          (0.26)
 Year Ended June 30, 2002.......     9.86        0.36            0.11           0.47        (0.38)          --          (0.38)
 Year Ended June 30, 2001.......     9.73        0.59            0.14           0.73        (0.60)          --          (0.60)
 Year Ended June 30, 2000.......     9.77        0.55           (0.04)          0.51        (0.55)          --          (0.55)
 Year Ended June 30, 1999.......     9.87        0.52           (0.10)          0.42        (0.52)          --          (0.52)

SHORT-TERM BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.86        0.14           (0.09)          0.05        (0.15)          --          (0.15)
 Year Ended June 30, 2003.......    10.72        0.35            0.18           0.53        (0.39)          --          (0.39)
 Year Ended June 30, 2002.......    10.56        0.48            0.19           0.67        (0.51)          --          (0.51)
 Year Ended June 30, 2001.......    10.28        0.58            0.27           0.85        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.39        0.57           (0.11)          0.46        (0.57)          --          (0.57)
 Year Ended June 30, 1999.......    10.50        0.57           (0.11)          0.46        (0.57)          --          (0.57)

INTERMEDIATE BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)...............    11.01        0.24           (0.16)          0.08        (0.24)          --          (0.24)
 Year Ended June 30, 2003.......    10.70        0.57            0.32           0.89        (0.58)          --          (0.58)
 Year Ended June 30, 2002.......    10.50        0.62            0.21           0.83        (0.63)          --          (0.63)
 Year Ended June 30, 2001.......    10.07        0.60            0.43           1.03        (0.60)          --          (0.60)
 Year Ended June 30, 2000.......    10.28        0.59           (0.21)          0.38        (0.59)          --          (0.59)
 Six Months Ended June 30, 1999
 (d)............................    10.61        0.30           (0.33)         (0.03)       (0.30)          --          (0.30)
 Year Ended December 31, 1998...    10.47        0.61            0.14           0.75        (0.61)          --          (0.61)

BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)...............    11.18        0.23           (0.18)          0.05        (0.24)          --          (0.24)
 Year Ended June 30, 2003.......    10.82        0.62            0.35           0.97        (0.60)       (0.01)         (0.61)
 Year Ended June 30, 2002.......    10.59        0.66            0.28           0.94        (0.68)       (0.03)         (0.71)
 Year Ended June 30, 2001.......    10.08        0.63            0.51           1.14        (0.63)          --          (0.63)
 Year Ended June 30, 2000.......    10.34        0.62           (0.26)          0.36        (0.62)          --          (0.62)
 Six Months Ended June 30, 1999
 (e)............................    10.78        0.34           (0.44)         (0.10)       (0.34)          --          (0.34)
 Year Ended December 31, 1998...    10.59        0.61            0.21           0.82        (0.63)          --          (0.63)

INCOME BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)...............     8.10        0.18           (0.13)          0.05        (0.18)          --          (0.18)
 Year Ended June 30, 2003.......     7.81        0.45            0.30           0.75        (0.46)          --          (0.46)
 Year Ended June 30, 2002.......     7.75        0.46            0.05           0.51        (0.45)          --          (0.45)
 Year Ended June 30, 2001.......     7.50        0.46            0.26           0.72        (0.47)          --          (0.47)
 Year Ended June 30, 2000.......     7.68        0.46           (0.18)          0.28        (0.46)          --          (0.46)
 Six Months Ended June 30, 1999
 (f)............................     8.09        0.21           (0.34)         (0.13)       (0.22)       (0.06)         (0.28)
 Year Ended December 31, 1998...     8.00        0.44            0.14           0.58        (0.44)       (0.05)         (0.49)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

 (f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                     -------------------------------------------
                                                                                      RATIO OF     RATIO OF NET
                                         NET ASSET       TOTAL                        EXPENSES      INVESTMENT
                                          VALUE,        RETURN        NET ASSETS,        TO         INCOME TO
                                          END OF       (EXCLUDES     END OF PERIOD    AVERAGE        AVERAGE
                                          PERIOD     SALES CHARGE)      (000'S)      NET ASSETS     NET ASSETS
                                         ---------   -------------   -------------   ----------   --------------

ULTRA SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $ 9.93          0.80%(b)     $338,277         0.70%(c)       1.96%(c)
  Year Ended June 30, 2003..............    9.97          2.83          366,214         0.70           2.34
  Year Ended June 30, 2002..............    9.95          4.88          162,338         0.65           3.62
  Year Ended June 30, 2001..............    9.86          7.67           53,882         0.65           5.91
  Year Ended June 30, 2000..............    9.73          5.40           23,352         0.65           5.66
  Year Ended June 30, 1999..............    9.77          4.40           24,300         0.57           5.37

SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.76          0.46(b)       124,591         0.80(c)        2.55(c)
  Year Ended June 30, 2003..............   10.86          5.01          128,309         0.80           3.26
  Year Ended June 30, 2002..............   10.72          6.41           49,282         0.80           4.57
  Year Ended June 30, 2001..............   10.56          8.49           24,077         0.79           5.54
  Year Ended June 30, 2000..............   10.28          4.55           21,834         0.78           5.52
  Year Ended June 30, 1999..............   10.39          4.41           21,450         0.78           5.30

INTERMEDIATE BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.85          0.71(b)       286,767         0.83(c)        4.23(c)
  Year Ended June 30, 2003..............   11.01          8.52          334,574         0.83           5.24
  Year Ended June 30, 2002..............   10.70          8.08          233,915         0.83           5.88
  Year Ended June 30, 2001..............   10.50         10.49          191,660         0.83           5.80
  Year Ended June 30, 2000..............   10.07          3.86          157,577         0.83           5.87
  Six Months Ended June 30, 1999 (d)....   10.28         (0.27)(b)      124,940         0.84(c)        5.87(c)
  Year Ended December 31, 1998..........   10.61          7.37           88,072         0.91           5.77

BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.99          0.50(b)       385,964         0.85(c)        4.21(c)
  Year Ended June 30, 2003..............   11.18          9.20          429,859         0.85           5.57
  Year Ended June 30, 2002..............   10.82          9.09          262,489         0.85           6.09
  Year Ended June 30, 2001..............   10.59         11.58          170,715         0.85           6.15
  Year Ended June 30, 2000..............   10.08          3.68          143,421         0.85           6.15
  Six Months Ended June 30, 1999 (e)....   10.34         (0.98)(b)      180,058         0.86(c)        6.39(c)
  Year Ended December 31, 1998..........   10.78          7.92          226,261         0.89           5.85

INCOME BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................    7.97          0.66(b)        69,710         0.89(c)        4.61(c)
  Year Ended June 30, 2003..............    8.10          9.80           75,575         0.89           5.63
  Year Ended June 30, 2002..............    7.81          6.76           57,173         0.89           5.86
  Year Ended June 30, 2001..............    7.75          9.87           59,303         0.89           6.18
  Year Ended June 30, 2000..............    7.50          3.80           28,677         0.88           6.11
  Six Months Ended June 30, 1999 (f)....    7.68         (1.62)(b)       31,603         0.87(c)        5.37(c)
  Year Ended December 31, 1998..........    8.09          7.44           15,785         0.90           5.57

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                            AVERAGE NET
                                          ASSETS WITHOUT     PORTFOLIO
                                              WAIVERS       TURNOVER (A)
                                          ---------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.11%(c)        25.32%
  Year Ended June 30, 2003..............       1.12            35.80
  Year Ended June 30, 2002..............       1.12            38.72
  Year Ended June 30, 2001..............       1.11            37.62
  Year Ended June 30, 2000..............       1.12            32.68
  Year Ended June 30, 1999..............       1.14            38.70
SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.16(c)         16.81
  Year Ended June 30, 2003..............       1.16            27.23
  Year Ended June 30, 2002..............       1.16            49.58
  Year Ended June 30, 2001..............       1.16            46.42
  Year Ended June 30, 2000..............       1.16            25.93
  Year Ended June 30, 1999..............       1.16            37.22
INTERMEDIATE BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.18(c)          9.09
  Year Ended June 30, 2003..............       1.17            24.13
  Year Ended June 30, 2002..............       1.17            33.02
  Year Ended June 30, 2001..............       1.15            22.58
  Year Ended June 30, 2000..............       1.16             6.08
  Six Months Ended June 30, 1999 (d)....       1.02(c)          9.24
  Year Ended December 31, 1998..........       0.91            50.32
BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.17(c)         10.70
  Year Ended June 30, 2003..............       1.17            22.93
  Year Ended June 30, 2002..............       1.18            31.88
  Year Ended June 30, 2001..............       1.18            20.58
  Year Ended June 30, 2000..............       1.16            16.19
  Six Months Ended June 30, 1999 (e)....       0.97(c)         10.89
  Year Ended December 31, 1998..........       0.89            34.69
INCOME BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.17(c)         14.85
  Year Ended June 30, 2003..............       1.17            16.42
  Year Ended June 30, 2002..............       1.16            22.96
  Year Ended June 30, 2001..............       1.16            18.18
  Year Ended June 30, 2000..............       1.16            25.10
  Six Months Ended June 30, 1999 (f)....       1.16(c)         20.55
  Year Ended December 31, 1998..........       0.90            41.69

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 152

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT       ON            TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

MORTGAGE-BACKED SECURITIES FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)...............   $10.89       $0.19          $ 0.02         $ 0.21       $(0.20)      $   --         $(0.20)
 Year Ended June 30, 2003.......    11.00        0.60           (0.04)          0.56        (0.66)       (0.01)         (0.67)
 Year Ended June 30, 2002.......    10.47        0.61            0.55           1.16        (0.62)       (0.01)         (0.63)
 August 18, 2000 to June 30,
 2001 (d).......................    10.00        0.59            0.47           1.06        (0.59)          --          (0.59)

GOVERNMENT BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.67        0.23           (0.30)         (0.07)       (0.23)          --          (0.23)
 Year Ended June 30, 2003.......    10.26        0.52            0.42           0.94        (0.53)          --          (0.53)
 Year Ended June 30, 2002.......     9.93        0.55            0.33           0.88        (0.55)          --          (0.55)
 Year Ended June 30, 2001.......     9.55        0.58            0.38           0.96        (0.58)          --          (0.58)
 Year Ended June 30, 2000.......     9.73        0.57           (0.18)          0.39        (0.57)          --          (0.57)
 Year Ended June 30, 1999.......    10.11        0.56           (0.38)          0.18        (0.56)          --          (0.56)

TREASURY & AGENCY FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.76        0.18           (0.20)         (0.02)       (0.18)       (0.05)         (0.23)
 Year Ended June 30, 2003.......    10.33        0.38            0.43           0.81        (0.38)          --          (0.38)
 Year Ended June 30, 2002.......    10.04        0.44            0.29           0.73        (0.44)          --          (0.44)
 Year Ended June 30, 2001.......     9.65        0.55            0.39           0.94        (0.55)          --          (0.55)
 Year Ended June 30, 2000.......     9.81        0.55           (0.14)          0.41        (0.55)       (0.02)         (0.57)
 Year Ended June 30, 1999.......    10.09        0.54           (0.21)          0.33        (0.54)       (0.07)         (0.61)

HIGH YIELD BOND FUND (CLASS A)
 Six Months Ended December 31,
 2003 (Unaudited)...............     7.92        0.32            0.34           0.66        (0.31)          --          (0.31)
 Year Ended June 30, 2003.......     7.30        0.65            0.62           1.27        (0.65)          --          (0.65)
 Year Ended June 30, 2002.......     8.19        0.70           (0.89)         (0.19)       (0.70)          --          (0.70)
 Year Ended June 30, 2001.......     8.89        0.84           (0.70)          0.14        (0.84)          --          (0.84)
 Year Ended June 30, 2000.......     9.86        0.87           (0.97)         (0.10)       (0.87)          --          (0.87)
 November 13, 1998 to June 30,
 1999 (d).......................    10.00        0.49           (0.14)          0.35        (0.49)          --          (0.49)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                     -------------------------------------------
                                                                                      RATIO OF     RATIO OF NET
                                         NET ASSET       TOTAL                        EXPENSES      INVESTMENT
                                          VALUE,        RETURN        NET ASSETS,        TO         INCOME TO
                                          END OF       (EXCLUDES     END OF PERIOD    AVERAGE        AVERAGE
                                          PERIOD     SALES CHARGE)      (000'S)      NET ASSETS     NET ASSETS
                                         ---------   -------------   -------------   ----------   --------------

MORTGAGE-BACKED SECURITIES FUND (CLASS
 A)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $10.90          1.95%(b)     $  7,682         0.65%(c)       3.56%(c)
  Year Ended June 30, 2003..............   10.89          5.17           13,783         0.65           4.67
  Year Ended June 30, 2002..............   11.00         11.44            1,344         0.65           6.19
  August 18, 2000 to June 30, 2001
 (g)....................................   10.47         10.87(b)             9         0.63(c)        7.39(c)

GOVERNMENT BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.37         (0.62)(b)      131,492         0.87(c)        4.32(c)
  Year Ended June 30, 2003..............   10.67          9.29          152,028         0.87           4.92
  Year Ended June 30, 2002..............   10.26          9.01           74,166         0.87           5.37
  Year Ended June 30, 2001..............    9.93         10.23           52,782         0.87           5.87
  Year Ended June 30, 2000..............    9.55          4.17           43,935         0.87           5.93
  Year Ended June 30, 1999..............    9.73          1.69           42,819         0.87           5.52

TREASURY & AGENCY FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.51         (0.25)(b)       94,406         0.65(c)        3.29(c)
  Year Ended June 30, 2003..............   10.76          7.97          126,395         0.65           3.61
  Year Ended June 30, 2002..............   10.33          7.39          124,058         0.65           4.31
  Year Ended June 30, 2001..............   10.04          9.93           66,320         0.65           5.49
  Year Ended June 30, 2000..............    9.65          4.27           39,655         0.63           5.62
  Year Ended June 30, 1999..............    9.81          3.30           72,941         0.60           5.30

HIGH YIELD BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................    8.27          8.49(b)        91,604         1.13(c)        7.73(c)
  Year Ended June 30, 2003..............    7.92         18.64           82,386         1.14           8.86
  Year Ended June 30, 2002..............    7.30         (2.60)          32,756         1.15           8.91
  Year Ended June 30, 2001..............    8.19          1.63           16,587         1.14           9.95
  Year Ended June 30, 2000..............    8.89         (1.00)           9,860         1.13           9.28
  November 13, 1998 to June 30, 1999
 (g)....................................    9.86          3.53(b)        11,405         1.13(c)        8.46(c)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                            AVERAGE NET
                                          ASSETS WITHOUT     PORTFOLIO
                                              WAIVERS       TURNOVER (A)
                                          ---------------   ------------
MORTGAGE-BACKED SECURITIES FUND (CLASS
 A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       0.89%(c)        20.27%
  Year Ended June 30, 2003..............       0.90            35.73
  Year Ended June 30, 2002..............       0.91            29.77
  August 18, 2000 to June 30, 2001
 (g)....................................       0.83(c)         12.71
GOVERNMENT BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.04(c)         11.25
  Year Ended June 30, 2003..............       1.03            19.29
  Year Ended June 30, 2002..............       1.03            23.51
  Year Ended June 30, 2001..............       1.02            12.63
  Year Ended June 30, 2000..............       1.01            25.30
  Year Ended June 30, 1999..............       1.00            80.86
TREASURY & AGENCY FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       0.95(c)         14.03
  Year Ended June 30, 2003..............       0.95            33.28
  Year Ended June 30, 2002..............       0.95            41.45
  Year Ended June 30, 2001..............       0.95            48.21
  Year Ended June 30, 2000..............       0.99            30.02
  Year Ended June 30, 1999..............       1.00            76.73
HIGH YIELD BOND FUND (CLASS A)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.34(c)         26.93
  Year Ended June 30, 2003..............       1.35            51.75
  Year Ended June 30, 2002..............       1.37            34.02
  Year Ended June 30, 2001..............       1.36            29.98
  Year Ended June 30, 2000..............       1.38            35.14
  November 13, 1998 to June 30, 1999
 (g)....................................       1.43(c)         28.02

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 154

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT       ON            TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............   $ 9.90       $0.08          $(0.02)        $ 0.06       $(0.10)      $   --         $(0.10)
 Year Ended June 30, 2003.......     9.89        0.19            0.03           0.22        (0.21)          --          (0.21)
 Year Ended June 30, 2002.......     9.80        0.32            0.11           0.43        (0.34)          --          (0.34)
 Year Ended June 30, 2001.......     9.68        0.54            0.13           0.67        (0.55)          --          (0.55)
 Year Ended June 30, 2000.......     9.72        0.51           (0.04)          0.47        (0.51)          --          (0.51)
 Year Ended June 30, 1999.......     9.81        0.48           (0.10)          0.38        (0.47)          --          (0.47)

SHORT-TERM BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.93        0.11           (0.09)          0.02        (0.12)          --          (0.12)
 Year Ended June 30, 2003.......    10.80        0.30            0.17           0.47        (0.34)          --          (0.34)
 Year Ended June 30, 2002.......    10.63        0.43            0.20           0.63        (0.46)          --          (0.46)
 Year Ended June 30, 2001.......    10.35        0.52            0.28           0.80        (0.52)          --          (0.52)
 Year Ended June 30, 2000.......    10.46        0.52           (0.11)          0.41        (0.52)          --          (0.52)
 Year Ended June 30, 1999.......    10.57        0.53           (0.11)          0.42        (0.53)          --          (0.53)

INTERMEDIATE BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.88        0.19           (0.16)          0.03        (0.20)          --          (0.20)
 Year Ended June 30, 2003.......    10.59        0.49            0.32           0.81        (0.52)          --          (0.52)
 Year Ended June 30, 2002.......    10.40        0.55            0.21           0.76        (0.57)          --          (0.57)
 Year Ended June 30, 2001.......     9.97        0.53            0.44           0.97        (0.54)          --          (0.54)
 Year Ended June 30, 2000.......    10.18        0.53           (0.21)          0.32        (0.53)          --          (0.53)
 Six Months Ended June 30, 1999
 (d)............................    10.50        0.27           (0.32)         (0.05)       (0.27)          --          (0.27)
 Year Ended December 31, 1998...    10.38        0.47            0.18           0.65        (0.53)          --          (0.53)

BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    11.17        0.20           (0.18)          0.02        (0.21)          --          (0.21)
 Year Ended June 30, 2003.......    10.81        0.54            0.36           0.90        (0.53)       (0.01)         (0.54)
 Year Ended June 30, 2002.......    10.59        0.58            0.28           0.86        (0.61)       (0.03)         (0.64)
 Year Ended June 30, 2001.......    10.08        0.57            0.51           1.08        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.34        0.56           (0.26)          0.30        (0.56)          --          (0.56)
 Six Months Ended June 30, 1999
 (e)............................    10.78        0.30           (0.44)         (0.14)       (0.30)          --          (0.30)
 Year Ended December 31, 1998...    10.59        0.47            0.27           0.74        (0.55)          --          (0.55)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                     -----------------------------------------
                                                                                      RATIO OF    RATIO OF NET
                                         NET ASSET       TOTAL                        EXPENSES     INVESTMENT
                                          VALUE,        RETURN        NET ASSETS,        TO        INCOME TO
                                          END OF       (EXCLUDES     END OF PERIOD    AVERAGE       AVERAGE
                                          PERIOD     SALES CHARGE)      (000'S)      NET ASSETS    NET ASSETS
                                         ---------   -------------   -------------   ----------   ------------

ULTRA SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $ 9.86          0.56%(b)     $ 95,877         1.20%(c)      1.46%(c)
  Year Ended June 30, 2003..............    9.90          2.28          101,749         1.20          1.84
  Year Ended June 30, 2002..............    9.89          4.43           42,494         1.15          3.08
  Year Ended June 30, 2001..............    9.80          7.06           11,811         1.15          5.47
  Year Ended June 30, 2000..............    9.68          4.91            7,206         1.15          5.24
  Year Ended June 30, 1999..............    9.72          3.99            6,124         1.03          4.93

SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.83          0.22(b)        50,089         1.30(c)       2.06(c)
  Year Ended June 30, 2003..............   10.93          4.39           51,994         1.30          2.72
  Year Ended June 30, 2002..............   10.80          5.97           14,320         1.30          4.05
  Year Ended June 30, 2001..............   10.63          7.90            4,982         1.29          5.02
  Year Ended June 30, 2000..............   10.35          4.00            4,636         1.28          4.98
  Year Ended June 30, 1999..............   10.46          4.02            5,047         1.14          4.96

INTERMEDIATE BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.71          0.32(b)       160,690         1.48(c)       3.58(c)
  Year Ended June 30, 2003..............   10.88          7.85          185,642         1.48          4.54
  Year Ended June 30, 2002..............   10.59          7.30           86,784         1.48          5.22
  Year Ended June 30, 2001..............   10.40          9.88           45,257         1.48          5.17
  Year Ended June 30, 2000..............    9.97          3.23           37,460         1.48          5.26
  Six Months Ended June 30, 1999 (d)....   10.18         (0.46)(b)       37,681         1.50(c)       5.15(c)
  Year Ended December 31, 1998..........   10.50          6.44              857         1.66          5.02

BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.98          0.18(b)       116,702         1.50(c)       3.57(c)
  Year Ended June 30, 2003..............   11.17          8.53          134,915         1.50          4.92
  Year Ended June 30, 2002..............   10.81          8.34           76,031         1.50          5.41
  Year Ended June 30, 2001..............   10.59         10.89           36,310         1.50          5.53
  Year Ended June 30, 2000..............   10.08          3.01           18,808         1.50          5.52
  Six Months Ended June 30, 1999 (e)....   10.34         (1.35)(b)       13,812         1.57(c)       5.69(c)
  Year Ended December 31, 1998..........   10.78          7.16            9,074         1.64          5.10

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                              AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (A)
                                          ---------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.76%(c)        25.32%
  Year Ended June 30, 2003..............       1.77            35.80
  Year Ended June 30, 2002..............       1.76            38.72
  Year Ended June 30, 2001..............       1.76            37.62
  Year Ended June 30, 2000..............       1.77            32.68
  Year Ended June 30, 1999..............       1.76            38.70
SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.81(c)         16.81
  Year Ended June 30, 2003..............       1.81            27.23
  Year Ended June 30, 2002..............       1.81            49.58
  Year Ended June 30, 2001..............       1.81            46.42
  Year Ended June 30, 2000..............       1.80            25.93
  Year Ended June 30, 1999..............       1.65            37.22
INTERMEDIATE BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.82(c)          9.09
  Year Ended June 30, 2003..............       1.82            24.13
  Year Ended June 30, 2002..............       1.82            33.02
  Year Ended June 30, 2001..............       1.80            22.58
  Year Ended June 30, 2000..............       1.81             6.08
  Six Months Ended June 30, 1999 (d)....       1.91(c)          9.24
  Year Ended December 31, 1998..........       1.66            50.32
BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.82(c)         10.70
  Year Ended June 30, 2003..............       1.82            22.93
  Year Ended June 30, 2002..............       1.83            31.88
  Year Ended June 30, 2001..............       1.81            20.58
  Year Ended June 30, 2000..............       1.81            16.19
  Six Months Ended June 30, 1999 (e)....       1.70(c)         10.89
  Year Ended December 31, 1998..........       1.64            34.69

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 156

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT       ON            TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

INCOME BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............   $ 8.14       $0.16          $(0.13)        $ 0.03       $(0.16)      $   --         $(0.16)
 Year Ended June 30, 2003.......     7.84        0.40            0.30           0.70        (0.40)          --          (0.40)
 Year Ended June 30, 2002.......     7.78        0.41            0.05           0.46        (0.40)          --          (0.40)
 Year Ended June 30, 2001.......     7.53        0.42            0.25           0.67        (0.42)          --          (0.42)
 Year Ended June 30, 2000.......     7.71        0.41           (0.18)          0.23        (0.41)          --          (0.41)
 Six Months Ended June 30, 1999
 (d)............................     8.13        0.18           (0.34)         (0.16)       (0.20)       (0.06)         (0.26)
 Year Ended December 31, 1998...     8.00        0.39            0.14           0.53        (0.35)       (0.05)         (0.40)

GOVERNMENT BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.66        0.20           (0.30)         (0.10)       (0.20)          --          (0.20)
 Year Ended June 30, 2003.......    10.26        0.45            0.41           0.86        (0.46)          --          (0.46)
 Year Ended June 30, 2002.......     9.93        0.47            0.34           0.81        (0.48)          --          (0.48)
 Year Ended June 30, 2001.......     9.55        0.51            0.38           0.89        (0.51)          --          (0.51)
 Year Ended June 30, 2000.......     9.74        0.51           (0.19)          0.32        (0.51)          --          (0.51)
 Year Ended June 30, 1999.......    10.11        0.49           (0.37)          0.12        (0.49)          --          (0.49)

TREASURY & AGENCY FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.75        0.15           (0.20)         (0.05)       (0.15)       (0.05)         (0.20)
 Year Ended June 30, 2003.......    10.32        0.33            0.43           0.76        (0.33)          --          (0.33)
 Year Ended June 30, 2002.......    10.03        0.39            0.29           0.68        (0.39)          --          (0.39)
 Year Ended June 30, 2001.......     9.64        0.50            0.39           0.89        (0.50)          --          (0.50)
 Year Ended June 30, 2000.......     9.81        0.50           (0.15)          0.35        (0.50)       (0.02)         (0.52)
 Year Ended June 30, 1999.......    10.08        0.49           (0.20)          0.29        (0.49)       (0.07)         (0.56)

HIGH YIELD BOND FUND (CLASS B)
 Six Months Ended December 31,
 2003 (Unaudited)...............     7.93        0.28            0.36           0.64        (0.28)          --          (0.28)
 Year Ended June 30, 2003.......     7.32        0.60            0.62           1.22        (0.61)          --          (0.61)
 Year Ended June 30, 2002.......     8.21        0.65           (0.89)         (0.24)       (0.65)          --          (0.65)
 Year Ended June 30, 2001.......     8.91        0.79           (0.70)          0.09        (0.79)          --          (0.79)
 Year Ended June 30, 2000.......     9.88        0.81           (0.97)         (0.16)       (0.81)          --          (0.81)
 November 13, 1998 to June 30,
 1999 (e).......................    10.00        0.45           (0.12)          0.33        (0.45)          --          (0.45)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(e) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                                                     ------------------------------------
                                                                       NET       RATIO OF    RATIO OF NET
                                         NET ASSET                   ASSETS,     EXPENSES     INVESTMENT
                                          VALUE,     TOTAL RETURN     END OF        TO        INCOME TO
                                          END OF       (EXCLUDES      PERIOD     AVERAGE       AVERAGE
                                          PERIOD     SALES CHARGE)   (000'S)    NET ASSETS    NET ASSETS
                                         ---------   -------------   --------   ----------   ------------

INCOME BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $ 8.01          0.35%(b)   $13,859       1.54%(c)      3.96%(c)
  Year Ended June 30, 2003..............    8.14          9.19        15,226       1.54          4.99
  Year Ended June 30, 2002..............    7.84          6.06        13,203       1.54          5.21
  Year Ended June 30, 2001..............    7.78          9.12        13,597       1.54          5.51
  Year Ended June 30, 2000..............    7.53          3.11        13,036       1.52          5.42
  Six Months Ended June 30, 1999 (f)....    7.71         (2.07)(b)    16,309       1.52(c)       5.05(c)
  Year Ended December 31, 1998..........    8.13          6.74           638       1.65          4.80

GOVERNMENT BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.36         (0.97)(b)   125,215       1.52(c)       3.67(c)
  Year Ended June 30, 2003..............   10.66          8.64       155,876       1.52          4.30
  Year Ended June 30, 2002..............   10.26          8.24        84,354       1.52          4.71
  Year Ended June 30, 2001..............    9.93          9.53        55,569       1.52          5.21
  Year Ended June 30, 2000..............    9.55          3.39        43,077       1.52          5.30
  Year Ended June 30, 1999..............    9.74          1.14        53,384       1.52          4.86

TREASURY & AGENCY FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.50         (0.51)(b)    62,847       1.15(c)       2.79(c)
  Year Ended June 30, 2003..............   10.75          7.45        79,108       1.15          3.10
  Year Ended June 30, 2002..............   10.32          6.89        65,913       1.15          3.84
  Year Ended June 30, 2001..............   10.03          9.39        59,626       1.15          5.02
  Year Ended June 30, 2000..............    9.64          3.65        54,322       1.13          5.14
  Year Ended June 30, 1999..............    9.81          2.89        69,825       1.10          4.79

HIGH YIELD BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................    8.29          8.27(b)     40,424       1.77(c)       7.07(c)
  Year Ended June 30, 2003..............    7.93         17.90        32,796       1.79          8.20
  Year Ended June 30, 2002..............    7.32         (3.34)       11,572       1.80          8.32
  Year Ended June 30, 2001..............    8.21          1.01         8,579       1.79          9.27
  Year Ended June 30, 2000..............    8.91         (1.64)        6,565       1.77          8.66
  November 13, 1998 to June 30, 1999
 (g)....................................    9.88          3.30(b)      3,748       1.77(c)       7.69(c)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                              AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (A)
                                          ---------------   ------------
INCOME BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.81%(c)        14.85%
  Year Ended June 30, 2003..............       1.82            16.42
  Year Ended June 30, 2002..............       1.81            22.96
  Year Ended June 30, 2001..............       1.80            18.18
  Year Ended June 30, 2000..............       1.81            25.10
  Six Months Ended June 30, 1999 (f)....       2.01(c)         20.55
  Year Ended December 31, 1998..........       1.65            41.69
GOVERNMENT BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.69(c)         11.25
  Year Ended June 30, 2003..............       1.68            19.29
  Year Ended June 30, 2002..............       1.68            23.51
  Year Ended June 30, 2001..............       1.67            12.63
  Year Ended June 30, 2000..............       1.66            25.30
  Year Ended June 30, 1999..............       1.65            80.86
TREASURY & AGENCY FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.60(c)         14.03
  Year Ended June 30, 2003..............       1.60            33.28
  Year Ended June 30, 2002..............       1.60            41.45
  Year Ended June 30, 2001..............       1.60            48.21
  Year Ended June 30, 2000..............       1.64            30.02
  Year Ended June 30, 1999..............       1.64            76.73
HIGH YIELD BOND FUND (CLASS B)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.99(c)         26.93
  Year Ended June 30, 2003..............       2.00            51.75
  Year Ended June 30, 2002..............       2.02            34.02
  Year Ended June 30, 2001..............       2.01            29.98
  Year Ended June 30, 2000..............       2.02            35.14
  November 13, 1998 to June 30, 1999
 (g)....................................       2.06(c)         28.02

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 158

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT       ON            TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

ULTRA SHORT-TERM BOND FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............   $ 9.89       $0.08          $(0.02)        $ 0.06       $(0.10)      $   --         $(0.10)
 Year Ended June 30, 2003.......     9.88        0.19            0.03           0.22        (0.21)          --          (0.21)
 November 1, 2001 to June 30,
 2002 (b).......................     9.88        0.18            0.02           0.20        (0.20)          --          (0.20)

SHORT-TERM BOND FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.92        0.11           (0.09)          0.02        (0.12)          --          (0.12)
 Year Ended June 30, 2003.......    10.79        0.30            0.17           0.47        (0.34)          --          (0.34)
 November 1, 2001 to June 30,
 2002 (b).......................    10.89        0.27           (0.07)          0.20        (0.30)          --          (0.30)

INTERMEDIATE BOND FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.88        0.19           (0.15)          0.04        (0.20)          --          (0.20)
 Year Ended June 30, 2003.......    10.59        0.50            0.31           0.81        (0.52)          --          (0.52)
 Year Ended June 30, 2002.......    10.40        0.55            0.21           0.76        (0.57)          --          (0.57)
 Year Ended June 30, 2001.......     9.98        0.54            0.42           0.96        (0.54)          --          (0.54)
 Year Ended June 30, 2000.......    10.18        0.53           (0.20)          0.33        (0.53)          --          (0.53)
 March 22, 1999 to June 30, 1999
 (b)............................    10.38        0.15           (0.20)         (0.05)       (0.15)          --          (0.15)

BOND FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............    11.23        0.20           (0.18)          0.02        (0.21)          --          (0.21)
 Year Ended June 30, 2003.......    10.87        0.54            0.36           0.90        (0.53)       (0.01)         (0.54)
 Year Ended June 30, 2002.......    10.64        0.58            0.30           0.88        (0.62)       (0.03)         (0.65)
 Year Ended June 30, 2001.......    10.14        0.57            0.50           1.07        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.38        0.56           (0.24)          0.32        (0.56)          --          (0.56)
 March 22, 1999 to June 30, 1999
 (b)............................    10.59        0.17           (0.21)         (0.04)       (0.17)          --          (0.17)

INCOME BOND FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............     8.14        0.16           (0.13)          0.03        (0.16)          --          (0.16)
 Year Ended June 30, 2003.......     7.84        0.40            0.31           0.71        (0.41)          --          (0.41)
 Year Ended June 30, 2002.......     7.78        0.40            0.07           0.47        (0.41)          --          (0.41)
 Year Ended June 30, 2001.......     7.54        0.43            0.24           0.67        (0.43)          --          (0.43)
 May 30, 2000 to June 30, 2000
 (b)............................     7.40        0.04            0.14           0.18        (0.04)          --          (0.04)

GOVERNMENT BOND FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............    10.65        0.20           (0.30)         (0.10)       (0.20)          --          (0.20)
 Year Ended June 30, 2003.......    10.25        0.45            0.41           0.86        (0.46)          --          (0.46)
 Year Ended June 30, 2002.......     9.93        0.47            0.34           0.81        (0.49)          --          (0.49)
 Year Ended June 30, 2001.......     9.55        0.52            0.38           0.90        (0.52)          --          (0.52)
 Year Ended June 30, 2000.......     9.74        0.51           (0.19)          0.32        (0.51)          --          (0.51)
 March 22, 1999 to June 30, 1999
 (b)............................    10.03        0.14           (0.29)         (0.15)       (0.14)          --          (0.14)

HIGH YIELD BOND FUND (CLASS C)
 Six Months Ended December 31,
 2003 (Unaudited)...............     7.93        0.28            0.36           0.64        (0.28)          --          (0.28)
 Year Ended June 30, 2003.......     7.32        0.60            0.62           1.22        (0.61)          --          (0.61)
 Year Ended June 30, 2002.......     8.21        0.64           (0.88)         (0.24)       (0.65)          --          (0.65)
 Year Ended June 30, 2001.......     8.90        0.79           (0.69)          0.10        (0.79)          --          (0.79)
 Year Ended June 30, 2000.......     9.87        0.81           (0.97)         (0.16)       (0.81)          --          (0.81)
 March 22, 1999 to June 30, 1999
 (b)............................    10.14        0.22           (0.27)         (0.05)       (0.22)          --          (0.22)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                     -------------------------------------------
                                                                                      RATIO OF     RATIO OF NET
                                         NET ASSET       TOTAL                        EXPENSES      INVESTMENT
                                          VALUE,        RETURN        NET ASSETS,        TO         INCOME TO
                                          END OF       (EXCLUDES     END OF PERIOD    AVERAGE        AVERAGE
                                          PERIOD     SALES CHARGE)      (000'S)      NET ASSETS     NET ASSETS
                                         ---------   -------------   -------------   ----------   --------------

ULTRA SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................  $ 9.85          0.56%(c)     $636,626         1.20%(d)       1.46%(d)
  Year Ended June 30, 2003..............    9.89          2.39          741,134         1.20           1.82
  November 1, 2001 to June 30, 2002
 (b)....................................    9.88          1.89(c)       253,974         1.15(d)        2.75(d)

SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.82          0.21(c)       120,644         1.30(d)        2.06(d)
  Year Ended June 30, 2003..............   10.92          4.43          156,942         1.30           2.71
  November 1, 2001 to June 30, 2002
 (b)....................................   10.79          5.77(c)        32,680         1.30(d)        3.92(d)

INTERMEDIATE BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.72          0.41(c)       157,609         1.48(d)        3.59(d)
  Year Ended June 30, 2003..............   10.88          7.85          186,110         1.48           4.56
  Year Ended June 30, 2002..............   10.59          7.30          100,956         1.48           5.21
  Year Ended June 30, 2001..............   10.40          9.78           44,810         1.48           5.17
  Year Ended June 30, 2000..............    9.98          3.33           33,087         1.49           5.30
  March 22, 1999 to June 30, 1999 (b)...   10.18         (0.51)(c)       16,650         1.50(d)        5.18(d)

BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................   11.04          0.17(c)       100,718         1.50(d)        3.57(d)
  Year Ended June 30, 2003..............   11.23          8.59          123,308         1.50           4.90
  Year Ended June 30, 2002..............   10.87          8.33           63,168         1.50           5.26
  Year Ended June 30, 2001..............   10.64         10.77           12,615         1.50           5.64
  Year Ended June 30, 2000..............   10.14          3.19            2,118         1.50           5.56
  March 22, 1999 to June 30, 1999 (b)...   10.38         (0.35)(c)          455         1.47(d)        5.66(d)

INCOME BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................    8.01          0.35(c)         3,710         1.54(d)        3.96(d)
  Year Ended June 30, 2003..............    8.14          9.22            3,521         1.54           4.89
  Year Ended June 30, 2002..............    7.84          6.10            1,549         1.54           5.16
  Year Ended June 30, 2001..............    7.78          9.03              864         1.53           5.57
  May 30, 2000 to June 30, 2000 (b).....    7.54          2.37(c)           128         1.51(d)        5.90(d)

GOVERNMENT BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................   10.35         (0.96)(c)       61,602         1.52(d)        3.67(d)
  Year Ended June 30, 2003..............   10.65          8.54           74,937         1.52           4.28
  Year Ended June 30, 2002..............   10.25          8.26           31,467         1.52           4.67
  Year Ended June 30, 2001..............    9.93          9.55            9,820         1.52           5.22
  Year Ended June 30, 2000..............    9.55          3.39            3,130         1.52           5.36
  March 22, 1999 to June 30, 1999 (b)...    9.74         (1.54)(c)        1,102         1.52(d)        5.06(d)

HIGH YIELD BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................    8.29          8.27(c)        40,814         1.77(d)        7.06(d)
  Year Ended June 30, 2003..............    7.93         17.88           30,857         1.79           8.23
  Year Ended June 30, 2002..............    7.32         (3.33)          12,629         1.80           8.25
  Year Ended June 30, 2001..............    8.21          1.11            5,211         1.79           9.29
  Year Ended June 30, 2000..............    8.90         (1.66)           2,121         1.78           8.82
  March 22, 1999 to June 30, 1999 (b)...    9.87         (0.56)(c)            9         1.76(d)        7.84(d)

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                            EXPENSES TO
                                              AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (A)
                                          ---------------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.76%(d)        25.32%
  Year Ended June 30, 2003..............       1.77            35.80
  November 1, 2001 to June 30, 2002
 (b)....................................       1.78(d)         38.72
SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.81(d)         16.81
  Year Ended June 30, 2003..............       1.81            27.23
  November 1, 2001 to June 30, 2002
 (b)....................................       1.82(d)         49.58
INTERMEDIATE BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.82(d)          9.09
  Year Ended June 30, 2003..............       1.82            24.13
  Year Ended June 30, 2002..............       1.82            33.02
  Year Ended June 30, 2001..............       1.80            22.58
  Year Ended June 30, 2000..............       1.82             6.08
  March 22, 1999 to June 30, 1999 (b)...       2.13(d)          9.24
BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.82(d)         10.70
  Year Ended June 30, 2003..............       1.82            22.93
  Year Ended June 30, 2002..............       1.83            31.88
  Year Ended June 30, 2001..............       1.85            20.58
  Year Ended June 30, 2000..............       1.82            16.19
  March 22, 1999 to June 30, 1999 (b)...       1.69(d)         10.89
INCOME BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.81(d)         14.85
  Year Ended June 30, 2003..............       1.82            16.42
  Year Ended June 30, 2002..............       1.81            22.96
  Year Ended June 30, 2001..............       1.81            18.18
  May 30, 2000 to June 30, 2000 (b).....       1.77(d)         25.10
GOVERNMENT BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.69(d)         11.25
  Year Ended June 30, 2003..............       1.68            19.29
  Year Ended June 30, 2002..............       1.67            23.51
  Year Ended June 30, 2001..............       1.67            12.63
  Year Ended June 30, 2000..............       1.66            25.30
  March 22, 1999 to June 30, 1999 (b)...       1.65(d)         80.86
HIGH YIELD BOND FUND (CLASS C)
  Six Months Ended December 31, 2003
 (Unaudited)............................       1.99(d)         26.93
  Year Ended June 30, 2003..............       2.00            51.75
  Year Ended June 30, 2002..............       2.02            34.02
  Year Ended June 30, 2001..............       2.01            29.98
  Year Ended June 30, 2000..............       2.03            35.14
  March 22, 1999 to June 30, 1999 (b)...       2.08(d)         28.02

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

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BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund, the Government Bond Fund, the Treasury & Agency Fund, and the High Yield Bond Fund (individually a "Fund," collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-two series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares except for the Mortgage-Backed Securities Fund which is authorized to issue Class I and Class A shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. The Funds did not hold futures contracts or options for the six months ended December 31, 2003. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

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BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Fund requires that collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or U.S. government agency obligations, with counterparties approved by the Board of Trustees, consistent with the Fund's investment policy.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The cash collateral received by the Funds was pooled and at December 31, 2003 invested in Investment Companies (with 1 day yields of 0.97%), Repurchase Agreements (with interest rates ranging from 1.03% to 1.18% and maturity dates of January 2, 2004), Commercial Paper (with interest rates of 1.11% and maturity dates of February 24, 2004), Medium Term Notes (with interest rates ranging from 1.01% to 1.54% and maturity dates ranging from January 2004 through December 2006), and Master Notes (with interest rates ranging from 1.14% to 1.30% and maturity dates of January 2, 2004). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company, N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from borrowers. As of December 31, 2003, the following Funds had securities with the following market values on loan and for the six months then ended, these Funds paid the following amounts to Bank One Trust Company, N.A. (amounts in thousands):

                                                                                   MARKET         MARKET
                                                                                    VALUE         VALUE
                                                                  SUB-CUSTODY        OF         OF LOANED
       FUND                                                        FEES PAID     COLLATERAL*    SECURITIES
       ----                                                       -----------    -----------    ----------
       Short-Term Bond Fund.....................................     $ 85        $  295,175     $  289,396
       Intermediate Bond Fund...................................      118           440,865        432,223
       Bond Fund................................................      337         1,333,324      1,307,017
       Income Bond Fund.........................................      106           384,985        376,257
       Mortgage-Backed Securities Fund..........................        2             8,673          8,489
       Government Bond Fund.....................................       64           255,856        251,246
       Treasury & Agency Fund...................................       14           552,652        550,450
       High Yield Bond Fund.....................................      141           315,295        309,134

------------
      * Includes securities and cash collateral.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

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BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     SECURITY TRANSACTIONS AND RELATED INCOME

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Fund's average daily net assets: 0.55% of the Ultra Short-Term Bond Fund, 0.60% of the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, and the Income Bond Fund; 0.35% of the Mortgage-Backed Securities Fund; 0.45% of the Government Bond Fund; 0.40% of the Treasury & Agency Fund; and 0.75% of the High Yield Bond Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Banc One High Yield Partners, LLC (the "Sub-Advisor") serves as sub-advisor to the One Group High Yield Bond Fund. The Sub-Advisor also serves as sub-advisor to that portion of the One Group Income Bond Fund designated by the Advisor for investment in securities which are rated below investment grade or unrated securities and instruments of similar quality. The One Group Income Bond Fund cannot invest more than 30% of its total assets in these types of securities. For its services,

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   the Sub-Advisor is paid a fee by the Advisor under sub-investment advisory agreements between the Advisor and Sub-Advisor. The Sub-Advisor was formed as a limited liability company under an agreement between Pacholder Associates, Inc. ("Pacholder") and the Advisor. Under the limited liability company agreement, Pacholder is responsible for providing portfolio management services on behalf of the Sub-Advisor.

   One Group Dealer Services, Inc., (the "Distributor") an affiliate of Bank One Corporation, serves as Distributor to the Funds. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund; 0.75% of average daily net assets of the Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund; 0.75% of average daily net assets of the Class C shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund; 0.90% of average daily net assets of the Class B and Class C shares of the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Government Bond Fund, and the High Yield Bond Fund. For the six months ended December 31, 2003, the Distributor received $4,032,455 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $243,862 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
----                                                          -------     -------     -------     -------
Ultra Short-Term Bond Fund..................................    0.45%       0.70%       1.20%       1.20%
Short-Term Bond Fund........................................    0.55        0.80        1.30        1.30
Intermediate Bond Fund......................................    0.58        0.83        1.48        1.48
Bond Fund...................................................    0.60        0.85        1.50        1.50
Income Bond Fund............................................    0.67        0.92        1.57        1.57
Mortgage-Backed Securities Fund.............................    0.40        0.65          --          --
Government Bond Fund........................................    0.65        0.90        1.55        1.55
Treasury & Agency Fund......................................    0.45        0.70        1.20          --
High Yield Bond Fund........................................    0.90        1.15        1.80        1.80

   When the Funds invest in other One Group Money Market Funds, the Advisor and the Administrator will waive a portion of its fees. These waivers effectively reduce the advisory and administrative fees paid by the Funds, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corporation entered into an agreement which provides for the merger of Bank One Corporation into J.P. Morgan Chase & Co. This merger is expected to be completed in mid-2004. The Advisor, Administrator and the Distributor are subsidiaries of Bank One Corporation.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

 164

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) for the six months ended December 31, 2003, were as follows (amounts in thousands):

FUND                                                          PURCHASES      SALES
----                                                          ---------      -----
Ultra Short -Term Bond Fund.................................  $  555,906    $630,528
Short-Term Bond Fund........................................     206,832     220,312
Intermediate Bond Fund......................................     183,233     214,330
Bond Fund...................................................   1,055,823     553,849
Income Bond Fund............................................     243,433     185,561
Mortgage-Backed Securities Fund.............................     470,394     239,742
Government Bond Fund........................................     116,703     132,260
Treasury & Agency Fund......................................      30,708      53,782
High Yield Bond Fund........................................     376,308     242,696

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 23, 2004. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no loans outstanding.

7. OTHER FEDERAL TAX INFORMATION:

   For the six months ended December 31, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

8. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC and other related parties (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with respect to certain mutual funds, including certain Funds of the Trust. In addition, as part of its inquiry of mutual fund practices, the SEC is conducting an examination of the Trust and an investigation of Banc One Investment Advisors Corporation ("BOIA"), advisor to the Trust. Bank One Corporation ("Bank One"), BOIA and its affiliates have assured the Trust and its Board of

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   Trustees that they are cooperating fully with the NYAG, the SEC and other regulators in connection with inquiries into mutual fund practices.

   Immediately following the filing of the Canary Complaint, Bank One and the Trust's Board of Trustees launched an internal review in response to these and other allegations. Additionally, the Board of Trustees established a Special Review Committee to assist them in overseeing the review, as well as regulatory inquires and litigation relating to the issues raised in the Canary Complaint.

   As of December 31, 2003, a number of civil lawsuits, including purported class actions and purported shareholder derivative suits, have been filed against Bank One, BOIA, the Trust, its Trustees, certain Funds of the Trust, and certain related parties. The lawsuits allege various violations of state and federal laws including, but not limited to, breach of fiduciary duties, making false and misleading statements in prospectuses, and fraud. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these parties in the future.

   Bank One has agreed to reimburse the Trust for certain costs associated with these matters. In addition, Bank One has publicly announced its intent to make appropriate restitution if it determines that any shareholders of the Funds were damaged by the misconduct on the part of Bank One Corporation, its affiliates or their personnel.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003
Continued

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--------------------------------------------------------------------------------

TRUSTEES

    NAME AND ADDRESS(1)
         Birthdate                                                                            Other Directorships
 Time Served with the Trust          Principal Occupation During the Past Five Years            Held by Trustee
----------------------------    ----------------------------------------------------------    --------------------
Peter C. Marshall               From March 2002 to present, self-employed as a business       None
12/10/42                        consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present               President, W.D. Hoard, Inc. (corporate parent of DCI
                                Marketing, Inc.); November 1993 to March 2000, President
                                DCI Marketing, Inc.


Frederick W. Ruebeck            Since April 2000, Advisor, Jerome P. Green & Associates,      None
10/8/39                         LLC (a broker-dealer); January 2000 to April 2000,
5/16/94 - present               self-employed as a consultant; June 1988 to December 1999,
                                Director of Investments, Eli Lilly and Company.


Robert A. Oden, Jr.             From July 2002 to present, President, Carleton College;       None
9/11/46                         1995 to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                    Since 1975, President, Gardner, Inc. (wholesale               Director, Cardinal
11/15/47                        distributor to outdoor power equipment industry).             Health, Inc.
5/21/98 - present


Marilyn McCoy                   Since 1985,Vice President of Administration and Planning,     None
3/18/48                         Northwestern University.
4/28/99 - present


Julius L. Pallone               Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                         consultant).
4/28/99 - present


Donald L. Tuttle                Since 1995, Vice President, Association for Investment        None
10/6/34                         Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of December 31, 2003, there were 58 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

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BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

    NAME AND ADDRESS(1)
         BIRTHDATE
     POSITION HELD AND
 TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
David J. Kundert               Since 1995, Chairman and Chief Executive Officer, Bank One
10/28/42                       Investment Management Group. Since 1992, President and Chief
President                      Executive Officer, Banc One Investment Advisors Corporation.
10/15/03 - present             Director, Banc One Investment Advisors Corporation, One
                               Group Dealer Services, Inc., and One Group Administrative
                               Services, Inc.


Nadeem Yousaf                  From August 1999 to present, Vice President, Financial
1/26/69                        Services, BISYS Fund Services, Inc. From March 1997 to June
Treasurer                      1999, Director of Canadian Operations, Investor Bank and
11/13/03 - present             Trust.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02-present


Scott E. Richter               From February 2003 to present, Senior Associate General
7/4/56                         Counsel, Bank One Corporation. From November 1998 to January
Secretary                      2003, Deputy General Counsel, Institutional Division,
10/15/03 - present             INVESCO. From January 1997 to October 1998, Associate
                               General Counsel, Piper Capital Management.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation. From August 1990 to January
Assistant Secretary            2000, Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc. From July 1999 to October 1999, Project
                               Manager, One Group, Banc One Investment Advisors Corp. From
                               January 1998 to July 1999, Vice President, Ohio Bankers
                               Association. From July 1990 through December 1997, Vice
                               President, Client Services, BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS. From June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Officer is indefinite. As of December 31, 2003, there were 58 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 168

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs of investing in the Funds and compare this cost with the ongoing costs of investing in other mutual funds. The examples assume that you had a $10,000 investment in the Fund at the beginning of the reporting period and continued to hold your shares at the end of the reporting period. The examples also assume that all dividends and distributions have been reinvested.

The examples use the actual net operating expenses applicable to that class for the period July 1, 2003 through December 31, 2003, including account fees (if any). The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the period July 1, 2003 through December 31 2003, and one using a hypothetical 5% annual return (2.50% for the reporting period). The net operating expenses are charged directly to the Fund and reduce the total return of the Fund.

Please note that the examples do not reflect any transactions costs, such as sales charges (loads), redemption fees or exchanges fees. If these transactional costs were included, your costs would have been higher.

                                                            INVESTMENT
                                                             ADVISORY     ADMINISTRATION    DISTRIBUTION       OTHER       TOTAL NET
                                            TOTAL RETURN     FEES(1)         FEES(2)          FEES(3)       EXPENSES(4)    EXPENSES
                                            ------------    ----------    --------------    ------------    -----------    ---------
ULTRA SHORT-TERM BOND FUND
  Class I  Actual period return...........      0.93%          $12              8                --              3            $23
           Hypothetical return............      2.50%          $12              8                --              3            $23
  Class A  Actual period return...........      0.80%          $12              8                13              3            $36
           Hypothetical return............      2.50%          $12              8                13              3            $36
  Class B  Actual period return...........      0.56%          $12              8                38              3            $61
           Hypothetical return............      2.50%          $12              8                38              3            $61
  Class C  Actual period return...........      0.56%          $12              8                38              3            $61
           Hypothetical return............      2.50%          $12              8                38              3            $61

SHORT-TERM BOND FUND
  Class I  Actual period return...........      0.51%          $17              8                --              2            $27
           Hypothetical return............      2.50%          $17              8                --              2            $27
  Class A  Actual period return...........      0.46%          $17              8                13              2            $40
           Hypothetical return............      2.50%          $17              8                13              2            $40
  Class B  Actual period return...........      0.22%          $17              8                38              2            $65
           Hypothetical return............      2.50%          $17              8                38              2            $65
  Class C  Actual period return...........      0.21%          $17              8                38              2            $65
           Hypothetical return............      2.50%          $17              8                38              2            $65

INTERMEDIATE BOND FUND
  Class I  Actual period return...........      0.78%          $18              8                --              3            $29
           Hypothetical return............      2.50%          $18              8                --              3            $29
  Class A  Actual period return...........      0.71%          $18              8                13              3            $42
           Hypothetical return............      2.50%          $18              8                13              3            $42
  Class B  Actual period return...........      0.32%          $18              8                45              3            $74
           Hypothetical return............      2.50%          $18              8                46              3            $75
  Class C  Actual period return...........      0.41%          $18              8                45              3            $74
           Hypothetical return............      2.50%          $18              8                46              3            $75

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES, CONTINUED
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

                                                            INVESTMENT
                                                             ADVISORY     ADMINISTRATION    DISTRIBUTION       OTHER       TOTAL NET
                                            TOTAL RETURN     FEES(1)         FEES(2)          FEES(3)       EXPENSES(4)    EXPENSES
                                            ------------    ----------    --------------    ------------    -----------    ---------
BOND FUND
  Class I  Actual period return...........      0.64%          $19              8                --              3            $30
           Hypothetical return............      2.50%          $19              8                --              3            $30
  Class A  Actual period return...........      0.50%          $19              8                13              3            $43
           Hypothetical return............      2.50%          $19              8                13              3            $43
  Class B  Actual period return...........      0.18%          $19              8                45              3            $75
           Hypothetical return............      2.50%          $19              8                46              3            $76
  Class C  Actual period return...........      0.17%          $19              8                45              3            $75
           Hypothetical return............      2.50%          $19              8                46              3            $76

INCOME BOND FUND
  Class I  Actual period return...........      0.79%          $22              8                --              2            $32
           Hypothetical return............      2.50%          $22              8                --              3            $33
  Class A  Actual period return...........      0.66%          $22              8                13              2            $45
           Hypothetical return............      2.50%          $22              8                13              3            $46
  Class B  Actual period return...........      0.35%          $22              8                45              2            $77
           Hypothetical return............      2.50%          $22              8                46              3            $79
  Class C  Actual period return...........      0.35%          $22              8                45              2            $77
           Hypothetical return............      2.50%          $22              8                46              3            $79

MORTGAGE-BACKED SECURITIES FUND
  Class I  Actual period return...........      2.13%          $11              8                --              1            $20
           Hypothetical return............      2.50%          $11              8                --              1            $20
  Class A  Actual period return...........      1.95%          $11              8                13              1            $33
           Hypothetical return............      2.50%          $11              8                13              1            $33

GOVERNMENT BOND FUND
  Class I  Actual period return...........     (0.51%)         $19              8                --              4            $31
           Hypothetical return............      2.50%          $20              8                --              4            $32
  Class A  Actual period return...........     (0.62%)         $19              8                13              4            $44
           Hypothetical return............      2.50%          $20              8                13              4            $45
  Class B  Actual period return...........     (0.97%)         $19              8                45              4            $76
           Hypothetical return............      2.50%          $20              8                46              4            $78
  Class C  Actual period return...........     (0.96%)         $19              8                45              4            $76
           Hypothetical return............      2.50%          $20              8                46              4            $78

TREASURY & AGENCY FUND
  Class I  Actual period return...........     (0.20%)         $10              8                --              2            $20
           Hypothetical return............      2.50%          $10              8                --              2            $20
  Class A  Actual period return...........     (0.25%)         $10              8                13              2            $33
           Hypothetical return............      2.50%          $10              8                13              2            $33
  Class B  Actual period return...........     (0.51%)         $10              8                38              2            $58
           Hypothetical return............      2.50%          $10              8                38              2            $58

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 170

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES, CONTINUED
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

                                                            INVESTMENT
                                                             ADVISORY     ADMINISTRATION    DISTRIBUTION       OTHER       TOTAL NET
                                            TOTAL RETURN     FEES(1)         FEES(2)          FEES(3)       EXPENSES(4)    EXPENSES
                                            ------------    ----------    --------------    ------------    -----------    ---------
HIGH YIELD BOND FUND
  Class I  Actual period return...........      8.63%          $33              8                --              4            $45
           Hypothetical return............      2.50%          $32              8                --              4            $44
  Class A  Actual period return...........      8.49%          $33              8                13              4            $58
           Hypothetical return............      2.50%          $32              8                13              4            $57
  Class B  Actual period return...........      8.27%          $33              8                47              4            $92
           Hypothetical return............      2.50%          $32              8                46              4            $90
  Class C  Actual period return...........      8.27%          $33              8                47              4            $92
           Hypothetical return............      2.50%          $32              8                46              4            $90

------------

1) Investment Advisory Fees are paid to Banc One Investment Advisors Corporation, an indirect wholly-owned subsidiary of Bank One Corporation, for investment advisory services. See Notes to Financial Statements for details.

2) Administration Fees are paid to One Group Administrative Services, Inc., an affiliate of Bank One Corporation, for various administrative services, including among other things fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

3) Distribution Fees are paid to One Group Dealer Services, Inc. (the "Distributor"), an affiliate of Bank One Corporation, subject to distribution and shreholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor then pays these fees to various financial intermediaries for sales of Fund shares and/or providing services to you, the shareholder. Some distribution fees are retained by the Distributor for other distribution activities relating to the Funds. See Notes to Financial Statements for details.

4) Other Expenses are paid to various service providers that are generally not affiliated with Bank One Corporation. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

                     [This page intentionally left blank.]

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

                     [This page intentionally left blank.]

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2003

SEMI-ANNUAL REPORT

                                                 [ONE GROUP MUTUAL FUNDS LOGO]
















     One Group Mutual Funds are
     distributed by One Group Dealer
     Services, Inc., which is an
     affiliate of Bank One Corporation.
     Affiliates of Bank One Corporation
     receive fees for providing various
     services to the funds.

     Call One Group Dealer Services at
     1-800-480-4111 for a prospectus
     containing complete information
     about charges and expenses. Read
     carefully before investing. Past
     performance is no guarantee of
     future results.

     A description of the policies and
     procedures that the Funds use to
     determine how to vote proxies
     relating to portfolio securities is
     available (i) without charge, upon
     request, by calling 1-800-480-4111;
     (ii) on the Funds' website at
     http://www.onegroup.com; and (iii)
     on the Commission's website at
     http://www.sec.gov.





     TOG-F-042 (2/04)

ASSET ALLOCATION INVESTING

                                                      [ONE GROUP MUTUAL FUNDS]


   One Group

       SEMI-ANNUAL REPORT

       Six Months Ended December 31, 2003


                [LOGO] INVESTOR FUNDS

                       Investor Conservative Growth Fund

                       Investor Balanced Fund

                       Investor Growth & Income Fund

                       Investor Growth Fund











   NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE

   This material must be preceded or accompanied by a current prospectus.

ONE GROUP INVESTOR FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2
Statements of Assets and Liabilities .......................    6
Statements of Operations ...................................    7
Statements of Changes in Net Assets ........................    8
Schedules of Capital Stock Activity ........................   10
Financial Highlights .......................................   12
Notes to Financial Statements ..............................   16
Trustees ...................................................   19
Officers ...................................................   20
Schedule of Shareholder Expenses ...........................   21

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

 2

ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (99.9%):
  5,217     One Group Bond Fund, Class I (b)...  $ 57,340
  2,552     One Group Diversified Equity Fund,
              Class I (b)......................    29,504
    859     One Group Diversified International
              Equity Fund, Class I (b).........    11,804
    644     One Group Diversified Mid Cap Fund,
              Class I (b)......................    11,669
  2,173     One Group Equity Income Fund, Class
              I (b)............................    35,239
  5,518     One Group Government Bond Fund,
              Class I (b)......................    57,162
  5,565     One Group High Yield Bond Fund,
              Class I (b)......................    46,077
  8,636     One Group Income Bond Fund, Class I
              (b)..............................    68,830
  4,762     One Group Intermediate Bond Fund,
              Class I (b)......................    51,623
    358     One Group International Equity
              Index Fund, Class I (b)..........     6,003
  2,054     One Group Large Cap Growth Fund,
              Class I (b) (c)..................    29,235

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  2,103     One Group Large Cap Value Fund,
              Class I (b)......................  $ 29,358
  2,805     One Group Market Neutral Fund,
              Class I (b) (c)..................    28,896
    276     One Group Mid Cap Growth Fund,
              Class I (b) (c)..................     5,873
    709     One Group Mid Cap Value Fund, Class
              I (b)............................    11,591
 14,732     One Group Prime Money Market Fund,
              Class I (b)......................    14,732
  5,345     One Group Short-Term Bond Fund,
              Class I (b)......................    57,516
  2,898     One Group Ultra Short-Term Bond
              Fund, Class I (b)................    28,775
                                                 --------
  Total Investment Companies                      581,227
                                                 --------
Total (Cost $555,884) (a)                        $581,227
                                                 ========

------------
Percentages indicated are based on net assets of $581,926.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $31,487
                   Unrealized depreciation......................   (6,144)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $25,343
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

ONE GROUP INVESTOR BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
 INVESTMENT COMPANIES (100.1%):
  8,446     One Group Bond Fund, Class I
              (b)............................  $   92,819
 10,309     One Group Diversified Equity
              Fund, Class I (b)..............     119,166
  2,611     One Group Diversified
              International Equity Fund,
              Class I (b)....................      35,874
  2,607     One Group Diversified Mid Cap
              Fund, Class I (b)..............      47,270
  2,199     One Group Equity Income Fund,
              Class I (b)....................      35,672
 10,054     One Group Government Bond Fund,
              Class I (b)....................     104,155
 12,675     One Group High Yield Bond Fund,
              Class I (b)....................     104,951
 16,022     One Group Income Bond Fund, Class
              I (b)..........................     127,694
  4,291     One Group Intermediate Bond Fund,
              Class I (b)....................      46,513
  2,148     One Group International Equity
              Index Fund, Class I (b)........      35,977
  5,819     One Group Large Cap Growth Fund,
              Class I (b) (c)................      82,809
  5,959     One Group Large Cap Value Fund,
              Class I (b)....................      83,184

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
INVESTMENT COMPANIES, CONTINUED:
  5,677     One Group Market Neutral Fund,
              Class I (b) (c)................  $   58,468
  2,780     One Group Mid Cap Growth Fund,
              Class I (b) (c)................      59,212
  3,613     One Group Mid Cap Value Fund,
              Class I (b)....................      59,036
 27,393     One Group Prime Money Market
              Fund, Class I (b)..............      27,393
  2,165     One Group Short-Term Bond Fund,
              Class I (b)....................      23,298
  1,093     One Group Small Cap Growth Fund,
              Class I (b) (c)................      11,818
    515     One Group Small Cap Value Fund,
              Class I (b)....................      11,878
  1,177     One Group Ultra Short-Term Bond
              Fund, Class I (b)..............      11,692
                                               ----------
  Total Investment Companies                    1,178,879
                                               ----------
Total (Cost $1,109,333) (a)                    $1,178,879
                                               ==========

------------
Percentages indicated are based on net assets of $1,177,281.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  88,089
                   Unrealized depreciation......................    (18,543)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $  69,546
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

 4

ONE GROUP INVESTOR GROWTH & INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
 INVESTMENT COMPANIES (99.8%):
  5,125     One Group Bond Fund, Class I
              (b)............................  $   56,321
 13,726     One Group Diversified Equity
              Fund, Class I (b)..............     158,670
  5,275     One Group Diversified
              International Equity Fund,
              Class I (b)....................      72,483
  4,736     One Group Diversified Mid Cap
              Fund, Class I (b)..............      85,855
  5,429     One Group Government Bond Fund,
              Class I (b)....................      56,241
 15,334     One Group High Yield Bond Fund,
              Class I (b)....................     126,967
 12,366     One Group Income Bond Fund, Class
              I (b)..........................      98,558
  1,299     One Group Intermediate Bond Fund,
              Class I (b)....................      14,081
  2,600     One Group International Equity
              Index Fund, Class I (b)........      43,549
 12,085     One Group Large Cap Growth Fund,
              Class I (b) (c)................     171,963

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
INVESTMENT COMPANIES, CONTINUED:
 13,403     One Group Large Cap Value Fund,
              Class I (b)....................  $  187,108
  6,872     One Group Market Neutral Fund,
              Class I (b) (c)................      70,786
  4,707     One Group Mid Cap Growth Fund,
              Class I (b) (c)................     100,261
  6,125     One Group Mid Cap Value Fund,
              Class I (b)....................     100,089
 19,241     One Group Prime Money Market
              Fund, Class I (b)..............      19,241
  3,971     One Group Small Cap Growth Fund,
              Class I (b) (c)................      42,924
  1,247     One Group Small Cap Value Fund,
              Class I (b)....................      28,773
                                               ----------
  Total Investment Companies                    1,433,870
                                               ----------
Total (Cost $1,366,022) (a)                    $1,433,870
                                               ==========

------------
Percentages indicated are based on net assets of $1,436,844.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $112,653
                   Unrealized depreciation......................   (44,805)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 67,848
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

ONE GROUP INVESTOR GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (99.6%):
 10,963     One Group Diversified Equity Fund,
              Class I (b)......................  $126,728
  3,969     One Group Diversified International
              Equity Fund, Class I (b).........    54,540
  4,950     One Group Diversified Mid Cap Fund,
              Class I (b)......................    89,737
  5,344     One Group High Yield Bond Fund,
              Class I (b)......................    44,251
  2,716     One Group International Equity
              Index Fund, Class I (b)..........    45,490
  8,845     One Group Large Cap Growth Fund,
              Class I (b) (c)..................   125,869
  9,707     One Group Large Cap Value Fund,
              Class I (b)......................   135,508
  4,312     One Group Market Neutral Fund,
              Class I (b) (c)..................    44,411

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  3,798     One Group Mid Cap Growth Fund,
              Class I (b) (c)..................  $ 80,898
  4,946     One Group Mid Cap Value Fund, Class
              I (b)............................    80,811
 11,222     One Group Prime Money Market Fund,
              Class I (b)......................    11,222
  2,492     One Group Small Cap Growth Fund,
              Class I (b) (c)..................    26,935
  1,564     One Group Small Cap Value Fund,
              Class I (b)......................    36,092
                                                 --------
  Total Investment Companies                      902,492
                                                 --------
Total (Cost $862,820) (a)                        $902,492
                                                 ========

------------
Percentages indicated are based on net assets of $905,674.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 75,997
                   Unrealized depreciation......................   (36,325)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 39,672
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Investment in affiliate.

(c) Non-income producing security.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

 6

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                           INVESTOR
                                                         CONSERVATIVE     INVESTOR      INVESTOR      INVESTOR
                                                            GROWTH        BALANCED      GROWTH &       GROWTH
                                                             FUND           FUND       INCOME FUND      FUND
                                                         ------------    ----------    -----------    --------
ASSETS:
Investments, at cost...................................    $555,884      $1,109,333    $1,366,022     $862,820
Unrealized appreciation (depreciation) from
  investments..........................................      25,343          69,546        67,848       39,672
                                                           --------      ----------    ----------     --------
Investments, at value..................................     581,227       1,178,879     1,433,870      902,492
Cash...................................................          --              --           453          476
Dividends receivable...................................       1,860           3,674         3,991        2,163
Receivable for capital shares issued...................       1,001           2,078         4,901        1,987
Prepaid expenses.......................................           9              12            11            7
                                                           --------      ----------    ----------     --------
Total Assets...........................................     584,097       1,184,643     1,443,226      907,125
                                                           --------      ----------    ----------     --------
LIABILITIES:
Dividends payable......................................       1,479           5,721         4,557          340
Payable for capital shares redeemed....................         236             661           664          395
Accrued expenses and other payables:
  Investment advisory fees.............................          24              49            59            7
  Administration fees..................................          47              81            91           45
  Distribution fees....................................         313             645           718          542
  Other................................................          72             205           293          122
                                                           --------      ----------    ----------     --------
Total Liabilities......................................       2,171           7,362         6,382        1,451
                                                           --------      ----------    ----------     --------
NET ASSETS:
Capital................................................     569,750       1,166,588     1,486,381      947,750
Undistributed (distributions in excess of) net
  investment income from affiliates....................          (6)            (14)          (20)         (14)
Accumulated undistributed net realized gains (losses)
  from investment transactions and distributions from
  affiliated investment companies......................     (13,161)        (58,839)     (117,365)     (81,734)
Net unrealized appreciation (depreciation) from
  investments in affiliates............................      25,343          69,546        67,848       39,672
                                                           --------      ----------    ----------     --------
Net Assets.............................................    $581,926      $1,177,281    $1,436,844     $905,674
                                                           ========      ==========    ==========     ========
NET ASSETS:
  Class I..............................................    $ 64,517      $   54,975    $  203,653     $ 35,146
  Class A..............................................     188,630         460,567       483,494      282,788
  Class B..............................................     283,413         590,189       677,029      527,373
  Class C..............................................      45,366          71,550        72,668       60,367
                                                           --------      ----------    ----------     --------
Total..................................................    $581,926      $1,177,281    $1,436,844     $905,674
                                                           ========      ==========    ==========     ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I..............................................       5,995           4,803        17,043        2,788
  Class A..............................................      17,575          40,254        40,075       22,635
  Class B..............................................      26,397          51,658        56,354       42,451
  Class C..............................................       4,233           6,298         6,110        4,920
                                                           --------      ----------    ----------     --------
Total..................................................      54,200         103,013       119,582       72,794
                                                           ========      ==========    ==========     ========
Net Asset Value
  Class I -- Offering and redemption price per share...    $  10.76      $    11.45    $    11.95     $  12.61
                                                           ========      ==========    ==========     ========
  Class A -- Redemption price per share................    $  10.73      $    11.44    $    12.06     $  12.49
                                                           ========      ==========    ==========     ========
      Maximum sales charge.............................       5.25%           5.25%         5.25%        5.25%
                                                           ========      ==========    ==========     ========
      Maximum offering price per share (100%/(100%-
         maximum sales charge) of net asset value
         adjusted to the nearest cent).................    $  11.32      $    12.07    $    12.73     $  13.18
                                                           ========      ==========    ==========     ========
  Class B -- Offering price per share (a)..............    $  10.74      $    11.42    $    12.01     $  12.42
                                                           ========      ==========    ==========     ========
  Class C -- Offering price per share (a)..............    $  10.72      $    11.36    $    11.89     $  12.27
                                                           ========      ==========    ==========     ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                INVESTOR                   INVESTOR
                                                              CONSERVATIVE    INVESTOR     GROWTH &      INVESTOR
                                                                 GROWTH       BALANCED      INCOME        GROWTH
                                                                  FUND          FUND         FUND          FUND
                                                              ------------    --------    -----------    --------
INVESTMENT INCOME:
Dividend income from affiliates.............................    $ 8,801       $14,624      $ 12,727      $  4,271
                                                                -------       -------      --------      --------
Total Income................................................      8,801        14,624        12,727         4,271
                                                                -------       -------      --------      --------
EXPENSES:
Investment advisory fees....................................        131           261           318           200
Administration fees.........................................        257           448           506           363
Distribution fees (Class A).................................        281           707           731           423
Distribution fees (Class B).................................      1,312         2,667         3,020         2,378
Distribution fees (Class C).................................        190           289           305           250
Custodian fees..............................................          2             3             3             2
Legal and audit fees........................................          6            10            12             8
Trustees' fees and expenses.................................          2             5             7             4
Transfer agent fees.........................................        143           294           506           640
Registration and filing fees................................         34            37            43            34
Printing and mailing costs..................................         31            64            86            53
Other.......................................................          5             9            12             8
                                                                -------       -------      --------      --------
Total expenses before waivers...............................      2,394         4,794         5,549         4,363
Less waivers................................................        (83)         (207)         (214)         (432)
                                                                -------       -------      --------      --------
Net Expenses................................................      2,311         4,587         5,335         3,931
                                                                -------       -------      --------      --------
Net Investment Income.......................................      6,490        10,037         7,392           340
                                                                -------       -------      --------      --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment transactions in
  affiliates................................................     (1,289)       (6,416)       (4,901)       (3,836)
Distributions of realized gains by investment company
  affiliates................................................      1,088         1,103            --            --
Net change in unrealized appreciation (depreciation) from
  investments in affiliates.................................     20,550        84,060       145,620       119,210
                                                                -------       -------      --------      --------
Net realized/unrealized gains (losses) from investment
  transactions in affiliates................................     20,349        78,747       140,719       115,374
                                                                -------       -------      --------      --------
Change in net assets resulting from operations..............    $26,839       $88,784      $148,111      $115,714
                                                                =======       =======      ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

 8

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                           INVESTOR CONSERVATIVE
                                                                GROWTH FUND                   INVESTOR
                                                          ------------------------         BALANCED FUND
                                                           SIX MONTHS                 ------------------------
                                                             ENDED          YEAR       SIX MONTHS       YEAR
                                                            DECEMBER       ENDED         ENDED         ENDED
                                                              31,         JUNE 30,    DECEMBER 31,    JUNE 30,
                                                              2003          2003          2003          2003
                                                          ------------    --------    ------------    --------
                                                          (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................................    $  6,490      $ 11,107     $   10,037     $ 18,464
  Net realized gains (losses) from investment
    transactions in affiliates..........................      (1,289)       (9,142)        (6,416)     (28,905)
  Distributions of realized gains by investment company
    affiliates..........................................       1,088           971          1,103        2,951
  Net change in unrealized appreciation (depreciation)
    from investments in affiliates......................      20,550        19,819         84,060       42,373
                                                            --------      --------     ----------     --------
  Change in net assets resulting from operations........      26,839        22,755         88,784       34,883
                                                            --------      --------     ----------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income............................        (936)       (1,987)          (640)      (1,374)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income............................      (2,356)       (3,328)        (4,725)      (8,006)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income............................      (2,779)       (5,272)        (4,166)      (8,342)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income............................        (420)         (508)          (509)        (709)
                                                            --------      --------     ----------     --------
  Change in net assets from shareholder distributions...      (6,491)      (11,095)       (10,040)     (18,431)
                                                            --------      --------     ----------     --------
CAPITAL TRANSACTIONS:
  Change in net assets from capital transactions........     113,885       135,519        195,011      130,108
                                                            --------      --------     ----------     --------
  Change in net assets..................................     134,233       147,179        273,755      146,560
NET ASSETS:
  Beginning of period...................................     447,693       300,514        903,526      756,966
                                                            --------      --------     ----------     --------
  End of period.........................................    $581,926      $447,693     $1,177,281     $903,526
                                                            ========      ========     ==========     ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                                              INVESTOR
                                                             INVESTOR GROWTH                GROWTH FUND
                                                              & INCOME FUND           ------------------------
                                                        --------------------------     SIX MONTHS
                                                         SIX MONTHS        YEAR          ENDED          YEAR
                                                           ENDED          ENDED         DECEMBER       ENDED
                                                        DECEMBER 31,     JUNE 30,         31,         JUNE 30,
                                                            2003           2003           2003          2003
                                                        ------------    ----------    ------------    --------
                                                        (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...............................   $    7,392     $   13,691      $    340      $    659
  Net realized gains (losses) from investment
    transactions in affiliates........................       (4,901)       (57,211)       (3,836)      (31,369)
  Distributions of realized gains by investment
    company affiliates................................           --          5,027            --         4,092
  Net change in unrealized appreciation (depreciation)
    from investments in affiliates....................      145,620         50,597       119,210        12,093
                                                         ----------     ----------      --------      --------
  Change in net assets resulting from operations......      148,111         12,104       115,714       (14,525)
                                                         ----------     ----------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..........................       (1,618)        (3,182)          (55)         (119)
  Return of Capital...................................           --             --            --           (91)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..........................       (3,219)        (5,319)         (285)         (510)
  Return of Capital...................................           --             --            --          (393)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..........................       (2,302)        (4,745)           --           (26)
  Return of Capital...................................           --             --            --           (21)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income..........................         (257)          (403)           --            (7)
  Return of Capital...................................           --             --            --            (5)
                                                         ----------     ----------      --------      --------
  Change in net assets from shareholder
    distributions.....................................       (7,396)       (13,649)         (340)       (1,172)
                                                         ----------     ----------      --------      --------
CAPITAL TRANSACTIONS:
  Change in net assets from capital transactions......      194,682         40,406        90,696        17,338
                                                         ----------     ----------      --------      --------
  Change in net assets................................      335,397         38,861       206,070         1,641
NET ASSETS:
  Beginning of period.................................    1,101,447      1,062,586       699,604       697,963
                                                         ----------     ----------      --------      --------
  End of period.......................................   $1,436,844     $1,101,447      $905,674      $699,604
                                                         ==========     ==========      ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

 10

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                           INVESTOR CONSERVATIVE              INVESTOR
                                                                GROWTH FUND                 BALANCED FUND
                                                          ------------------------    -------------------------
                                                           SIX MONTHS                  SIX MONTHS
                                                             ENDED          YEAR         ENDED          YEAR
                                                            DECEMBER       ENDED        DECEMBER        ENDED
                                                              31,         JUNE 30,        31,         JUNE 30,
                                                              2003          2003          2003          2003
                                                          ------------    --------    ------------    ---------
                                                          (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...........................    $ 11,110      $ 15,097      $  7,757      $   7,980
  Dividends reinvested..................................         852         1,892           311          1,203
  Cost of shares redeemed...............................      (7,263)      (17,941)       (5,228)        (6,745)
                                                            --------      --------      --------      ---------
Change in net assets from Class I capital
  transactions..........................................    $  4,699      $   (952)     $  2,840      $   2,438
                                                            ========      ========      ========      =========
CLASS A SHARES:
  Proceeds from shares issued...........................    $ 79,846      $ 77,852      $129,022      $ 127,278
  Dividends reinvested..................................       1,966         3,071         3,729          7,820
  Cost of shares redeemed...............................     (27,008)      (31,704)      (46,700)       (79,068)
                                                            --------      --------      --------      ---------
Change in net assets from Class A capital
  transactions..........................................    $ 54,804      $ 49,219      $ 86,051      $  56,030
                                                            ========      ========      ========      =========
CLASS B SHARES:
  Proceeds from shares issued...........................    $ 65,078      $114,681      $117,846      $ 150,331
  Dividends reinvested..................................       2,437         4,952         3,325          8,362
  Cost of shares redeemed...............................     (29,749)      (47,118)      (38,620)      (105,731)
                                                            --------      --------      --------      ---------
Change in net assets from Class B capital
  transactions..........................................    $ 37,766      $ 72,515      $ 82,551      $  52,962
                                                            ========      ========      ========      =========
CLASS C SHARES:
  Proceeds from shares issued...........................    $ 22,954      $ 22,175      $ 29,283      $  27,542
  Dividends reinvested..................................         291           394           287            565
  Cost of shares redeemed...............................      (6,629)       (7,832)       (6,001)        (9,429)
                                                            --------      --------      --------      ---------
Change in net assets from Class C capital
  transactions..........................................    $ 16,616      $ 14,737      $ 23,569      $  18,678
                                                            ========      ========      ========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued................................................       1,060         1,515           705            793
  Reinvested............................................          82           190            29            121
  Redeemed..............................................        (695)       (1,797)         (476)          (677)
                                                            --------      --------      --------      ---------
Change in Class I Shares................................         447           (92)          258            237
                                                            ========      ========      ========      =========
CLASS A SHARES:
  Issued................................................       7,650         7,804        11,790         12,638
  Reinvested............................................         189           309           348            788
  Redeemed..............................................      (2,582)       (3,177)       (4,255)        (7,934)
                                                            --------      --------      --------      ---------
Change in Class A Shares................................       5,257         4,936         7,883          5,492
                                                            ========      ========      ========      =========
CLASS B SHARES:
  Issued................................................       6,247        11,538        10,808         14,981
  Reinvested............................................         234           499           310            844
  Redeemed..............................................      (2,849)       (4,753)       (3,524)       (10,658)
                                                            --------      --------      --------      ---------
Change in Class B Shares................................       3,632         7,284         7,594          5,167
                                                            ========      ========      ========      =========
CLASS C SHARES:
  Issued................................................       2,211         2,227         2,697          2,770
  Reinvested............................................          28            40            27             57
  Redeemed..............................................        (635)         (792)         (548)          (940)
                                                            --------      --------      --------      ---------
Change in Class C Shares................................       1,604         1,475         2,176          1,887
                                                            ========      ========      ========      =========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                                INVESTOR GROWTH                 INVESTOR
                                                                 & INCOME FUND                GROWTH FUND
                                                           -------------------------    ------------------------
                                                            SIX MONTHS                   SIX MONTHS
                                                              ENDED          YEAR          ENDED          YEAR
                                                             DECEMBER        ENDED        DECEMBER       ENDED
                                                               31,         JUNE 30,         31,         JUNE 30,
                                                               2003          2003           2003          2003
                                                           ------------    ---------    ------------    --------
                                                           (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued............................    $ 26,113      $  29,276      $  2,461      $  3,282
  Dividends reinvested...................................       1,130          3,345            --           130
  Cost of shares redeemed................................     (17,295)       (35,127)       (3,058)       (6,565)
                                                             --------      ---------      --------      --------
Change in net assets from Class I capital transactions...    $  9,948      $  (2,506)     $   (597)     $ (3,153)
                                                             ========      =========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued............................    $131,665      $  98,256      $ 67,616      $ 60,245
  Dividends reinvested...................................       2,263          5,578            --           887
  Cost of shares redeemed................................     (44,093)       (90,429)      (22,024)      (51,159)
                                                             --------      ---------      --------      --------
Change in net assets from Class A capital transactions...    $ 89,835      $  13,405      $ 45,592      $  9,973
                                                             ========      =========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued............................    $113,290      $ 130,145      $ 59,586      $ 81,422
  Dividends reinvested...................................       1,419          5,130            --            46
  Cost of shares redeemed................................     (36,486)      (123,926)      (26,521)      (84,793)
                                                             --------      ---------      --------      --------
Change in net assets from Class B capital transactions...    $ 78,223      $  11,349      $ 33,065      $ (3,325)
                                                             ========      =========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued............................    $ 23,565      $  30,669      $ 16,872      $ 20,833
  Dividends reinvested...................................         112            330            --             9
  Cost of shares redeemed................................      (7,001)       (12,841)       (4,236)       (6,999)
                                                             --------      ---------      --------      --------
Change in net assets from Class C capital transactions...    $ 16,676      $  18,158      $ 12,636      $ 13,843
                                                             ========      =========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.................................................       2,308          2,941           210           328
  Reinvested.............................................         104            340            --            13
  Redeemed...............................................      (1,536)        (3,541)         (267)         (667)
                                                             --------      ---------      --------      --------
Change in Class I Shares.................................         876           (260)          (57)         (326)
                                                             ========      =========      ========      ========
CLASS A SHARES:
  Issued.................................................      11,622          9,747         5,841         6,041
  Reinvested.............................................         206            561            --            93
  Redeemed...............................................      (3,863)        (9,043)       (1,890)       (5,187)
                                                             --------      ---------      --------      --------
Change in Class A Shares.................................       7,965          1,265         3,951           947
                                                             ========      =========      ========      ========
CLASS B SHARES:
  Issued.................................................      10,025         12,976         5,175         8,211
  Reinvested.............................................         130            519            --             5
  Redeemed...............................................      (3,220)       (12,545)       (2,296)       (8,672)
                                                             --------      ---------      --------      --------
Change in Class B Shares.................................       6,935            950         2,879          (456)
                                                             ========      =========      ========      ========
CLASS C SHARES:
  Issued.................................................       2,104          3,102         1,478         2,132
  Reinvested.............................................          10             34            --             1
  Redeemed...............................................        (620)        (1,294)         (366)         (720)
                                                             --------      ---------      --------      --------
Change in Class C Shares.................................       1,494          1,842         1,112         1,413
                                                             ========      =========      ========      ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

 12

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                                                      ----------------------------------------   ------------------------
                                                                    NET REALIZED
                                             NET                        AND
                                            ASSET                    UNREALIZED       TOTAL                       NET
                                           VALUE,        NET           GAINS           FROM         NET        REALIZED
                                          BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT    GAINS ON
                                          OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS
                                          ---------   ----------   --------------   ----------   ----------   -----------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................   $10.37       $0.16          $ 0.39         $ 0.55       $(0.16)      $   --
 Year Ended June 30, 2003...............    10.15        0.38            0.22           0.60        (0.38)          --
 Year Ended June 30, 2002...............    10.71        0.43           (0.52)         (0.09)       (0.43)       (0.04)
 Year Ended June 30, 2001...............    11.09        0.52           (0.11)          0.41        (0.52)       (0.27)
 Year Ended June 30, 2000...............    11.20        0.52           (0.03)          0.49        (0.52)       (0.08)
 Year Ended June 30, 1999...............    11.06        0.47            0.28           0.75        (0.48)       (0.13)
INVESTOR BALANCED FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.63        0.14            0.82           0.96        (0.14)          --
 Year Ended June 30, 2003...............    10.48        0.30            0.15           0.45        (0.30)          --
 Year Ended June 30, 2002...............    11.44        0.40           (0.95)         (0.55)       (0.37)       (0.04)
 Year Ended June 30, 2001...............    12.52        0.46           (0.53)         (0.07)       (0.46)       (0.55)
 Year Ended June 30, 2000...............    12.24        0.53            0.27           0.80        (0.49)       (0.03)
 Year Ended June 30, 1999...............    11.81        0.47            0.79           1.26        (0.51)       (0.32)
INVESTOR GROWTH & INCOME FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.71        0.10            1.24           1.34        (0.10)          --
 Year Ended June 30, 2003...............    10.73        0.20           (0.02)          0.18        (0.20)          --
 Year Ended June 30, 2002...............    12.21        0.27           (1.39)         (1.12)       (0.27)       (0.09)
 Year Ended June 30, 2001...............    13.84        0.42           (0.86)         (0.44)       (0.40)       (0.79)
 Year Ended June 30, 2000...............    13.29        0.43            0.63           1.06        (0.42)       (0.09)
 Year Ended June 30, 1999...............    12.57        0.35            1.32           1.67        (0.48)       (0.47)
INVESTOR GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.89        0.05            1.69           1.74        (0.02)          --
 Year Ended June 30, 2003...............    11.11        0.08           (0.23)         (0.15)       (0.06)          --
 Year Ended June 30, 2002...............    13.06        0.16           (1.83)         (1.67)       (0.12)       (0.16)
 Year Ended June 30, 2001...............    15.33        0.32           (1.15)         (0.83)       (0.25)       (1.19)
 Year Ended June 30, 2000...............    14.39        0.40            1.04           1.44        (0.34)       (0.16)
 Year Ended June 30, 1999...............    13.39        0.32            1.77           2.09        (0.43)       (0.66)
INVESTOR CONSERVATIVE GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.35        0.15            0.38           0.53        (0.15)          --
 Year Ended June 30, 2003...............    10.13        0.35            0.22           0.57        (0.35)          --
 Year Ended June 30, 2002...............    10.69        0.41           (0.52)         (0.11)       (0.41)       (0.04)
 Year Ended June 30, 2001...............    11.07        0.49           (0.11)          0.38        (0.49)       (0.27)
 Year Ended June 30, 2000...............    11.18        0.49           (0.03)          0.46        (0.49)       (0.08)
 Year Ended June 30, 1999...............    11.04        0.44            0.29           0.73        (0.46)       (0.13)
INVESTOR BALANCED FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.63        0.12            0.81           0.93        (0.12)          --
 Year Ended June 30, 2003...............    10.48        0.28            0.15           0.43        (0.28)          --
 Year Ended June 30, 2002...............    11.44        0.34           (0.92)         (0.58)       (0.34)       (0.04)
 Year Ended June 30, 2001...............    12.52        0.43           (0.53)         (0.10)       (0.43)       (0.55)
 Year Ended June 30, 2000...............    12.24        0.47            0.30           0.77        (0.46)       (0.03)
 Year Ended June 30, 1999...............    11.83        0.42            0.79           1.21        (0.48)       (0.32)
INVESTOR GROWTH & INCOME FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.81        0.08            1.25           1.33        (0.08)          --
 Year Ended June 30, 2003...............    10.83        0.18           (0.02)         (0.16)       (0.18)          --
 Year Ended June 30, 2002...............    12.33        0.25           (1.41)         (1.16)       (0.25)       (0.09)
 Year Ended June 30, 2001...............    13.96        0.36           (0.83)         (0.47)       (0.37)       (0.79)
 Year Ended June 30, 2000...............    13.40        0.39            0.65           1.04        (0.39)       (0.09)
 Year Ended June 30, 1999...............    12.69        0.36            1.27           1.63        (0.45)       (0.47)
INVESTOR GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.80        0.03            1.67           1.70        (0.01)          --
 Year Ended June 30, 2003...............    11.03        0.06           (0.24)         (0.18)       (0.04)          --
 Year Ended June 30, 2002...............    12.97        0.12           (1.80)         (1.68)       (0.10)       (0.16)
 Year Ended June 30, 2001...............    15.25        0.25           (1.11)         (0.86)       (0.23)       (1.19)
 Year Ended June 30, 2000...............    14.30        0.33            1.09           1.42        (0.31)       (0.16)
 Year Ended June 30, 1999...............    13.33        0.29            1.74           2.03        (0.40)       (0.66)

                                               DISTRIBUTIONS
                                          -----------------------

                                          RETURN
                                            OF          TOTAL
                                          CAPITAL   DISTRIBUTIONS
                                          -------   -------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 Six Months Ended December 31, 2003
 (Unaudited)............................  $   --       $(0.16)
 Year Ended June 30, 2003...............      --        (0.38)
 Year Ended June 30, 2002...............      --        (0.47)
 Year Ended June 30, 2001...............      --        (0.79)
 Year Ended June 30, 2000...............      --        (0.60)
 Year Ended June 30, 1999...............      --        (0.61)
INVESTOR BALANCED FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................      --        (0.14)
 Year Ended June 30, 2003...............      --        (0.30)
 Year Ended June 30, 2002...............      --        (0.41)
 Year Ended June 30, 2001...............      --        (1.01)
 Year Ended June 30, 2000...............      --        (0.52)
 Year Ended June 30, 1999...............      --        (0.83)
INVESTOR GROWTH & INCOME FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................      --        (0.10)
 Year Ended June 30, 2003...............      --        (0.20)
 Year Ended June 30, 2002...............      --        (0.36)
 Year Ended June 30, 2001...............      --        (1.19)
 Year Ended June 30, 2000...............      --        (0.51)
 Year Ended June 30, 1999...............      --        (0.95)
INVESTOR GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2003
 (Unaudited)............................      --        (0.02)
 Year Ended June 30, 2003...............   (0.01)       (0.07)
 Year Ended June 30, 2002...............      --        (0.28)
 Year Ended June 30, 2001...............      --        (1.44)
 Year Ended June 30, 2000...............      --        (0.50)
 Year Ended June 30, 1999...............      --        (1.09)
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 Six Months Ended December 31, 2003
 (Unaudited)............................      --        (0.15)
 Year Ended June 30, 2003...............      --        (0.35)
 Year Ended June 30, 2002...............      --        (0.45)
 Year Ended June 30, 2001...............      --        (0.76)
 Year Ended June 30, 2000...............      --        (0.57)
 Year Ended June 30, 1999...............      --        (0.59)
INVESTOR BALANCED FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................      --        (0.12)
 Year Ended June 30, 2003...............      --        (0.28)
 Year Ended June 30, 2002...............      --        (0.38)
 Year Ended June 30, 2001...............      --        (0.98)
 Year Ended June 30, 2000...............      --        (0.49)
 Year Ended June 30, 1999...............      --        (0.80)
INVESTOR GROWTH & INCOME FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................      --        (0.08)
 Year Ended June 30, 2003...............      --        (0.18)
 Year Ended June 30, 2002...............      --        (0.34)
 Year Ended June 30, 2001...............      --        (1.16)
 Year Ended June 30, 2000...............      --        (0.48)
 Year Ended June 30, 1999...............      --        (0.92)
INVESTOR GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2003
 (Unaudited)............................      --        (0.01)
 Year Ended June 30, 2003...............   (0.01)       (0.05)
 Year Ended June 30, 2002...............      --        (0.26)
 Year Ended June 30, 2001...............      --        (1.42)
 Year Ended June 30, 2000...............      --        (0.47)
 Year Ended June 30, 1999...............      --        (1.06)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTAL DATA
                                                                     -----------------------------------------
                                                                                                   RATIO OF
                                         NET ASSET       TOTAL       NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,        RETURN           END        EXPENSES        INCOME
                                            END        (EXCLUDES      OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   SALES CHARGE)     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   -------------   -----------   ----------   --------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................  $10.76          5.37%(b)     $64,517        0.23%(c)       3.08%(c)
  Year Ended June 30, 2003..............   10.37          6.11          57,536        0.24           3.78
  Year Ended June 30, 2002..............   10.15         (0.89)         57,251        0.23           4.13
  Year Ended June 30, 2001..............   10.71          3.73          58,396        0.20           4.71
  Year Ended June 30, 2000..............   11.09          4.52          52,294        0.20           4.66
  Year Ended June 30, 1999..............   11.20          7.01          37,131        0.20           4.31
INVESTOR BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   11.45          9.03(b)       54,975        0.21(c)        2.54(c)
  Year Ended June 30, 2003..............   10.63          4.57          48,314        0.24           3.08
  Year Ended June 30, 2002..............   10.48         (4.90)         45,136        0.22           3.37
  Year Ended June 30, 2001..............   11.44         (0.70)         60,442        0.20           3.94
  Year Ended June 30, 2000..............   12.52          6.69          56,229        0.20           4.10
  Year Ended June 30, 1999..............   12.24         11.16          84,447        0.20           3.85
INVESTOR GROWTH & INCOME FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   11.95         12.52(b)      203,653        0.23(c)        1.73(c)
  Year Ended June 30, 2003..............   10.71          1.87         173,085        0.25           2.00
  Year Ended June 30, 2002..............   10.73         (9.23)        176,206        0.23           2.35
  Year Ended June 30, 2001..............   12.21         (3.51)        160,441        0.20           3.18
  Year Ended June 30, 2000..............   13.84          8.10         207,040        0.20           3.14
  Year Ended June 30, 1999..............   13.29         14.11         209,770        0.20           3.70
INVESTOR GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   12.61         15.98(b)       35,146        0.25(c)        0.79(c)
  Year Ended June 30, 2003..............   10.89         (1.26)         30,993        0.25           0.85
  Year Ended June 30, 2002..............   11.11        (12.93)         35,237        0.23           1.35
  Year Ended June 30, 2001..............   13.06         (6.02)         53,171        0.20           2.38
  Year Ended June 30, 2000..............   15.33         10.17          73,483        0.20           2.77
  Year Ended June 30, 1999..............   14.39         16.84         100,566        0.20           2.57
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   10.73          5.16(b)      188,630        0.48(c)        2.92(c)
  Year Ended June 30, 2003..............   10.35          5.86         127,434        0.49           3.58
  Year Ended June 30, 2002..............   10.13         (1.13)         74,756        0.48           3.90
  Year Ended June 30, 2001..............   10.69          3.48          39,651        0.45           4.49
  Year Ended June 30, 2000..............   11.07          4.27          31,225        0.45           4.46
  Year Ended June 30, 1999..............   11.18          6.77          29,714        0.45           4.07
INVESTOR BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   11.44          8.81(b)      460,567        0.46(c)        2.33(c)
  Year Ended June 30, 2003..............   10.63          4.32         344,041        0.49           2.83
  Year Ended June 30, 2002..............   10.48         (5.13)        281,567        0.48           3.13
  Year Ended June 30, 2001..............   11.44         (0.94)        249,797        0.45           3.66
  Year Ended June 30, 2000..............   12.52          6.43         219,684        0.45           3.82
  Year Ended June 30, 1999..............   12.24         10.70         177,336        0.45           3.27
INVESTOR GROWTH & INCOME FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   12.06         12.36(b)      483,494        0.48(c)        1.53(c)
  Year Ended June 30, 2003..............   10.81          1.60         347,098        0.50           1.76
  Year Ended June 30, 2002..............   10.83         (9.53)        334,005        0.48           2.15
  Year Ended June 30, 2001..............   12.33         (3.71)        372,933        0.45           2.79
  Year Ended June 30, 2000..............   13.96          7.85         299,207        0.45           2.91
  Year Ended June 30, 1999..............   13.40         13.62         245,151        0.45           1.54
INVESTOR GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................   12.49         15.76(b)      282,788        0.50(c)        0.58(c)
  Year Ended June 30, 2003..............   10.80         (1.55)        201,843        0.50           0.60
  Year Ended June 30, 2002..............   11.03        (13.06)        195,576        0.48           1.02
  Year Ended June 30, 2001..............   12.97         (6.27)        197,065        0.45           1.81
  Year Ended June 30, 2000..............   15.25         10.04         140,449        0.45           2.25
  Year Ended June 30, 1999..............   14.30         16.40         100,789        0.45           2.08

                                             RATIOS/SUPPLEMENTAL DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (A)
                                          ---------------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.23%(c)         4.17%
  Year Ended June 30, 2003..............       0.24            11.05
  Year Ended June 30, 2002..............       0.23             9.21
  Year Ended June 30, 2001..............       0.22             7.82
  Year Ended June 30, 2000..............       0.30            23.76
  Year Ended June 30, 1999..............       0.32             9.73
INVESTOR BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.21(c)          5.20
  Year Ended June 30, 2003..............       0.24            20.93
  Year Ended June 30, 2002..............       0.23            20.23
  Year Ended June 30, 2001..............       0.22             7.13
  Year Ended June 30, 2000..............       0.27            20.99
  Year Ended June 30, 1999..............       0.26            13.51
INVESTOR GROWTH & INCOME FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.23(c)          4.66
  Year Ended June 30, 2003..............       0.25            23.09
  Year Ended June 30, 2002..............       0.23            24.96
  Year Ended June 30, 2001..............       0.24             6.15
  Year Ended June 30, 2000..............       0.28            21.50
  Year Ended June 30, 1999..............       0.27            17.87
INVESTOR GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.33(c)          4.39
  Year Ended June 30, 2003..............       0.35            15.96
  Year Ended June 30, 2002..............       0.31            29.37
  Year Ended June 30, 2001..............       0.27             7.43
  Year Ended June 30, 2000..............       0.32            28.66
  Year Ended June 30, 1999..............       0.31            14.62
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.58(c)          4.17
  Year Ended June 30, 2003..............       0.59            11.05
  Year Ended June 30, 2002..............       0.59             9.21
  Year Ended June 30, 2001..............       0.57             7.82
  Year Ended June 30, 2000..............       0.65            23.76
  Year Ended June 30, 1999..............       0.67             9.73
INVESTOR BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.56(c)          5.20
  Year Ended June 30, 2003..............       0.59            20.93
  Year Ended June 30, 2002..............       0.58            20.23
  Year Ended June 30, 2001..............       0.57             7.13
  Year Ended June 30, 2000..............       0.62            20.99
  Year Ended June 30, 1999..............       0.61            13.51
INVESTOR GROWTH & INCOME FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.58(c)          4.66
  Year Ended June 30, 2003..............       0.60            23.09
  Year Ended June 30, 2002..............       0.58            24.96
  Year Ended June 30, 2001..............       0.59             6.15
  Year Ended June 30, 2000..............       0.63            21.50
  Year Ended June 30, 1999..............       0.62            17.87
INVESTOR GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2003
  (Unaudited)...........................       0.67(c)          4.39
  Year Ended June 30, 2003..............       0.70            15.96
  Year Ended June 30, 2002..............       0.66            29.37
  Year Ended June 30, 2001..............       0.62             7.43
  Year Ended June 30, 2000..............       0.67            28.66
  Year Ended June 30, 1999..............       0.66            14.62

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

 14

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                                                      ----------------------------------------   ------------------------
                                                                    NET REALIZED
                                          NET ASSET                AND UNREALIZED                                 NET
                                           VALUE,        NET           GAINS        TOTAL FROM      NET        REALIZED
                                          BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT    GAINS ON
                                          OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS
                                          ---------   ----------   --------------   ----------   ----------   -----------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................   $10.35       $ 0.11         $ 0.39         $ 0.50       $(0.11)      $   --
 Year Ended June 30, 2003...............    10.13         0.28           0.22           0.50        (0.28)          --
 Year Ended June 30, 2002...............    10.69         0.33          (0.52)         (0.19)       (0.33)       (0.04)
 Year Ended June 30, 2001...............    11.08         0.41          (0.12)          0.29        (0.41)       (0.27)
 Year Ended June 30, 2000...............    11.19         0.41          (0.03)          0.38        (0.41)       (0.08)
 Year Ended June 30, 1999...............    11.05         0.36           0.29           0.65        (0.38)       (0.13)
INVESTOR BALANCED FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.61         0.08           0.81           0.89        (0.08)          --
 Year Ended June 30, 2003...............    10.46         0.21           0.15           0.36        (0.21)          --
 Year Ended June 30, 2002...............    11.43         0.26          (0.93)         (0.67)       (0.26)       (0.04)
 Year Ended June 30, 2001...............    12.51         0.35          (0.53)         (0.18)       (0.35)       (0.55)
 Year Ended June 30, 2000...............    12.24         0.37           0.30           0.67        (0.37)       (0.03)
 Year Ended June 30, 1999...............    11.82         0.33           0.81           1.14        (0.40)       (0.32)
INVESTOR GROWTH & INCOME FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.77         0.04           1.24           1.28        (0.04)          --
 Year Ended June 30, 2003...............    10.79         0.10          (0.02)          0.08        (0.10)          --
 Year Ended June 30, 2002...............    12.28         0.16          (1.40)         (1.24)       (0.16)       (0.09)
 Year Ended June 30, 2001...............    13.91         0.27          (0.84)         (0.57)       (0.27)       (0.79)
 Year Ended June 30, 2000...............    13.36         0.29           0.64           0.93        (0.29)       (0.09)
 Year Ended June 30, 1999...............    12.64         0.26           1.29           1.55        (0.36)       (0.47)
INVESTOR GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.77        (0.01)          1.66           1.65           --           --
 Year Ended June 30, 2003...............    11.02        (0.02)         (0.23)         (0.25)          --           --(d)
 Year Ended June 30, 2002...............    13.01         0.04          (1.81)         (1.77)       (0.06)       (0.16)
 Year Ended June 30, 2001...............    15.35         0.17          (1.14)         (0.97)       (0.18)       (1.19)
 Year Ended June 30, 2000...............    14.44         0.24           1.07           1.31        (0.24)       (0.16)
 Year Ended June 30, 1999...............    13.47         0.20           1.76           1.96        (0.33)       (0.66)
INVESTOR CONSERVATIVE GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.33         0.11           0.39           0.50        (0.11)          --
 Year Ended June 30, 2003...............    10.12         0.28           0.21           0.49        (0.28)          --
 Year Ended June 30, 2002...............    10.68         0.33          (0.52)         (0.19)       (0.33)       (0.04)
 Year Ended June 30, 2001...............    11.06         0.41          (0.11)          0.30        (0.41)       (0.27)
 Year Ended June 30, 2000...............    11.17         0.41          (0.03)          0.38        (0.41)       (0.08)
 Year Ended June 30, 1999...............    11.03         0.36           0.29           0.65        (0.38)       (0.13)
INVESTOR BALANCED FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.55         0.09           0.81           0.90        (0.09)          --
 Year Ended June 30, 2003...............    10.41         0.20           0.15           0.35        (0.21)          --
 Year Ended June 30, 2002...............    11.38         0.26          (0.92)         (0.66)       (0.27)       (0.04)
 Year Ended June 30, 2001...............    12.46         0.34          (0.53)         (0.19)       (0.34)       (0.55)
 Year Ended June 30, 2000...............    12.19         0.37           0.30           0.67        (0.37)       (0.03)
 Year Ended June 30, 1999...............    11.77         0.32           0.81           1.13        (0.39)       (0.32)
INVESTOR GROWTH & INCOME FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.66         0.05           1.22           1.27        (0.04)          --
 Year Ended June 30, 2003...............    10.69         0.11          (0.03)          0.08        (0.11)          --
 Year Ended June 30, 2002...............    12.18         0.16          (1.39)         (1.23)       (0.17)       (0.09)
 Year Ended June 30, 2001...............    13.80         0.28          (0.84)         (0.56)       (0.27)       (0.79)
 Year Ended June 30, 2000...............    13.25         0.29           0.64           0.93        (0.29)       (0.09)
 Year Ended June 30, 1999...............    12.54         0.26           1.28           1.54        (0.36)       (0.47)
INVESTOR GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    10.64        (0.01)          1.64           1.63           --           --
 Year Ended June 30, 2003...............    10.89        (0.01)         (0.24)         (0.25)          --           --(d)
 Year Ended June 30, 2002...............    12.86         0.04          (1.79)         (1.75)       (0.06)       (0.16)
 Year Ended June 30, 2001...............    15.19         0.18          (1.14)         (0.96)       (0.18)       (1.19)
 Year Ended June 30, 2000...............    14.30         0.24           1.05           1.29        (0.24)       (0.16)
 Year Ended June 30, 1999...............    13.34         0.18           1.77           1.95        (0.33)       (0.66)

                                               DISTRIBUTIONS
                                          -----------------------

                                          RETURN
                                            OF          TOTAL
                                          CAPITAL   DISTRIBUTIONS
                                          -------   -------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 Six Months Ended December 31, 2003
 (Unaudited)............................   $--         $(0.11)
 Year Ended June 30, 2003...............    --          (0.28)
 Year Ended June 30, 2002...............    --          (0.37)
 Year Ended June 30, 2001...............    --          (0.68)
 Year Ended June 30, 2000...............    --          (0.49)
 Year Ended June 30, 1999...............    --          (0.51)
INVESTOR BALANCED FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    --          (0.08)
 Year Ended June 30, 2003...............    --          (0.21)
 Year Ended June 30, 2002...............    --          (0.30)
 Year Ended June 30, 2001...............    --          (0.90)
 Year Ended June 30, 2000...............    --          (0.40)
 Year Ended June 30, 1999...............    --          (0.72)
INVESTOR GROWTH & INCOME FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    --          (0.04)
 Year Ended June 30, 2003...............    --          (0.10)
 Year Ended June 30, 2002...............    --          (0.25)
 Year Ended June 30, 2001...............    --          (1.06)
 Year Ended June 30, 2000...............    --          (0.38)
 Year Ended June 30, 1999...............    --          (0.83)
INVESTOR GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2003
 (Unaudited)............................    --             --
 Year Ended June 30, 2003...............    --(d)          --
 Year Ended June 30, 2002...............    --          (0.22)
 Year Ended June 30, 2001...............    --          (1.37)
 Year Ended June 30, 2000...............    --          (0.40)
 Year Ended June 30, 1999...............    --          (0.99)
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 Six Months Ended December 31, 2003
 (Unaudited)............................    --          (0.11)
 Year Ended June 30, 2003...............    --          (0.28)
 Year Ended June 30, 2002...............    --          (0.37)
 Year Ended June 30, 2001...............    --          (0.68)
 Year Ended June 30, 2000...............    --          (0.49)
 Year Ended June 30, 1999...............    --          (0.51)
INVESTOR BALANCED FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    --          (0.09)
 Year Ended June 30, 2003...............    --          (0.21)
 Year Ended June 30, 2002...............    --          (0.31)
 Year Ended June 30, 2001...............    --          (0.89)
 Year Ended June 30, 2000...............    --          (0.40)
 Year Ended June 30, 1999...............    --          (0.71)
INVESTOR GROWTH & INCOME FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    --          (0.04)
 Year Ended June 30, 2003...............    --          (0.11)
 Year Ended June 30, 2002...............    --          (0.26)
 Year Ended June 30, 2001...............    --          (1.06)
 Year Ended June 30, 2000...............    --          (0.38)
 Year Ended June 30, 1999...............    --          (0.83)
INVESTOR GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2003
 (Unaudited)............................    --             --
 Year Ended June 30, 2003...............    --(d)          --
 Year Ended June 30, 2002...............    --          (0.22)
 Year Ended June 30, 2001...............    --          (1.37)
 Year Ended June 30, 2000...............    --          (0.40)
 Year Ended June 30, 1999...............    --          (0.99)

------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Amount is less than $0.01.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                     -----------------------------------------
                                                                                                   RATIO OF
                                         NET ASSET       TOTAL       NET ASSETS,    RATIO OF    NET INVESTMENT
                                          VALUE,        RETURN           END        EXPENSES    INCOME (LOSS)
                                            END        (EXCLUDES      OF PERIOD    TO AVERAGE     TO AVERAGE
                                         OF PERIOD   SALES CHARGE)     (000'S)     NET ASSETS     NET ASSETS
                                         ---------   -------------   -----------   ----------   --------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 B)
  Six Months Ended December 31, 2003
  {(Unaudited)..........................  $10.74          4.86%(b)    $283,413        1.23%(c)       2.11%(c)
  Year Ended June 30, 2003..............   10.35          5.09         235,561        1.24           2.83
  Year Ended June 30, 2002..............   10.13         (1.86)        156,833        1.23           3.13
  Year Ended June 30, 2001..............   10.69          2.62         131,026        1.20           3.73
  Year Ended June 30, 2000..............   11.08          3.48         117,926        1.20           3.70
  Year Ended June 30, 1999..............   11.19          6.10         121,348        1.20           3.33
INVESTOR BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2003
  {(Unaudited)..........................   11.42          8.43(b)      590,189        1.21(c)        1.56(c)
  Year Ended June 30, 2003..............   10.61          3.56         467,665        1.24           2.08
  Year Ended June 30, 2002..............   10.46         (5.92)        406,991        1.23           2.39
  Year Ended June 30, 2001..............   11.43         (1.66)        367,716        1.20           2.92
  Year Ended June 30, 2000..............   12.51          5.58         298,942        1.20           3.04
  Year Ended June 30, 1999..............   12.24         10.01         229,671        1.20           2.78
INVESTOR GROWTH & INCOME FUND (CLASS B)
  Six Months Ended December 31, 2003
  {(Unaudited)..........................   12.01         11.91(b)      677,029        1.23(c)        0.76(c)
  Year Ended June 30, 2003..............   10.77          0.84         532,059        1.25           1.01
  Year Ended June 30, 2002..............   10.79        (10.15)        522,731        1.23           1.38
  Year Ended June 30, 2001..............   12.28         (4.41)        487,342        1.20           2.05
  Year Ended June 30, 2000..............   13.91          7.04         362,151        1.20           2.13
  Year Ended June 30, 1999..............   13.36         12.93         221,088        1.20           2.12
INVESTOR GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2003
   {(Unaudited).........................   12.42         15.32(b)      527,373        1.25(c)       (0.19)(c)
  Year Ended June 30, 2003..............   10.77         (2.26)        426,245        1.25          (0.15)
  Year Ended June 30, 2002..............   11.02        (13.74)        441,074        1.23           0.27
  Year Ended June 30, 2001..............   13.01         (6.97)        429,869        1.20           1.08
  Year Ended June 30, 2000..............   15.35          9.14         302,162        1.20           1.41
  Year Ended June 30, 1999..............   14.44         15.57         168,823        1.20           1.44
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 C)
  Six Months Ended December 31, 2003
   {(Unaudited).........................   10.72          4.88(b)       45,366        1.23(c)        2.20(c)
  Year Ended June 30, 2003..............   10.33          5.01          27,162        1.24           2.87
  Year Ended June 30, 2002..............   10.12         (1.85)         11,674        1.23           3.16
  Year Ended June 30, 2001..............   10.68          2.72           7,336        1.20           3.75
  Year Ended June 30, 2000..............   11.06          3.48           7,207        1.20           3.70
  Year Ended June 30, 1999..............   11.17          6.00           8,742        1.20           3.32
INVESTOR BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2003
   {(Unaudited).........................   11.36          8.52(b)       71,550        1.22(c)        1.65(c)
  Year Ended June 30, 2003..............   10.55          3.55          43,506        1.24           2.13
  Year Ended June 30, 2002..............   10.41         (5.92)         23,272        1.23           2.40
  Year Ended June 30, 2001..............   11.38         (1.67)         17,397        1.20           2.93
  Year Ended June 30, 2000..............   12.46          5.59          16,095        1.20           3.08
  Year Ended June 30, 1999..............   12.19         10.04          14,963        1.20           2.85
INVESTOR GROWTH & INCOME FUND (CLASS C)
  Six Months Ended December 31, 2003
   {(Unaudited).........................   11.89         11.96(b)       72,668        1.23(c)        0.80(c)
  Year Ended June 30, 2003..............   10.66          0.82          49,205        1.25           1.04
  Year Ended June 30, 2002..............   10.69        (10.19)         29,644        1.23           1.36
  Year Ended June 30, 2001..............   12.18         (4.40)         18,361        1.20           2.10
  Year Ended June 30, 2000..............   13.80          7.10          16,944        1.20           2.18
  Year Ended June 30, 1999..............   13.25         12.94          12,347        1.20           2.20
INVESTOR GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2003
   {(Unaudited).........................   12.27         15.32(b)       60,367        1.24(c)       (0.15)(c)
  Year Ended June 30, 2003..............   10.64         (2.26)         40,523        1.25          (0.14)
  Year Ended June 30, 2002..............   10.89        (13.74)         26,076        1.23           0.22
  Year Ended June 30, 2001..............   12.86         (7.01)         18,900        1.20           1.23
  Year Ended June 30, 2000..............   15.19          9.08          19,404        1.20           1.52
  Year Ended June 30, 1999..............   14.30         15.65          15,071        1.20           1.50

                                            RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------
                                             RATIO OF
                                             EXPENSES
                                            TO AVERAGE
                                            NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS   TURNOVER (A)
                                          ---------------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 B)
  Six Months Ended December 31, 2003
  {(Unaudited)..........................       1.23%(c)         4.17%
  Year Ended June 30, 2003..............       1.24            11.05
  Year Ended June 30, 2002..............       1.23             9.21
  Year Ended June 30, 2001..............       1.22             7.82
  Year Ended June 30, 2000..............       1.30            23.76
  Year Ended June 30, 1999..............       1.32             9.73
INVESTOR BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2003
  {(Unaudited)..........................       1.21(c)          5.20
  Year Ended June 30, 2003..............       1.24            20.93
  Year Ended June 30, 2002..............       1.23            20.23
  Year Ended June 30, 2001..............       1.22             7.13
  Year Ended June 30, 2000..............       1.27            20.99
  Year Ended June 30, 1999..............       1.26            13.51
INVESTOR GROWTH & INCOME FUND (CLASS B)
  Six Months Ended December 31, 2003
  {(Unaudited)..........................       1.23(c)          4.66
  Year Ended June 30, 2003..............       1.25            23.09
  Year Ended June 30, 2002..............       1.23            24.96
  Year Ended June 30, 2001..............       1.23             6.15
  Year Ended June 30, 2000..............       1.28            21.50
  Year Ended June 30, 1999..............       1.27            17.87
INVESTOR GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2003
   {(Unaudited).........................       1.32(c)          4.39
  Year Ended June 30, 2003..............       1.35            15.96
  Year Ended June 30, 2002..............       1.31            29.37
  Year Ended June 30, 2001..............       1.27             7.43
  Year Ended June 30, 2000..............       1.32            28.66
  Year Ended June 30, 1999..............       1.31            14.62
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 C)
  Six Months Ended December 31, 2003
   {(Unaudited).........................       1.23(c)          4.17
  Year Ended June 30, 2003..............       1.24            11.05
  Year Ended June 30, 2002..............       1.23             9.21
  Year Ended June 30, 2001..............       1.22             7.82
  Year Ended June 30, 2000..............       1.30            23.76
  Year Ended June 30, 1999..............       1.33             9.73
INVESTOR BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2003
   {(Unaudited).........................       1.22(c)          5.20
  Year Ended June 30, 2003..............       1.24            20.93
  Year Ended June 30, 2002..............       1.23            20.23
  Year Ended June 30, 2001..............       1.22             7.13
  Year Ended June 30, 2000..............       1.27            20.99
  Year Ended June 30, 1999..............       1.26            13.51
INVESTOR GROWTH & INCOME FUND (CLASS C)
  Six Months Ended December 31, 2003
   {(Unaudited).........................       1.23(c)          4.66
  Year Ended June 30, 2003..............       1.25            23.09
  Year Ended June 30, 2002..............       1.23            24.96
  Year Ended June 30, 2001..............       1.24             6.15
  Year Ended June 30, 2000..............       1.28            21.50
  Year Ended June 30, 1999..............       1.27            17.87
INVESTOR GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2003
   {(Unaudited).........................       1.32(c)          4.39
  Year Ended June 30, 2003..............       1.35            15.96
  Year Ended June 30, 2002..............       1.31            29.37
  Year Ended June 30, 2001..............       1.27             7.43
  Year Ended June 30, 2000..............       1.32            28.66
  Year Ended June 30, 1999..............       1.31            14.62

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

 16

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-two series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the current day's closing net asset value per share.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly, except for the Investor Conservative Growth Fund, which is declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003
Continued

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average daily net assets of the Funds.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets over $1 billion.

   One Group Dealer Services, Inc., (the "Distributor"), an affiliate of Bank One Corporation, serves the Trust as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the six months ended December 31, 2003, the Distributor received $17,020,224 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $3,944,856 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
----                                                          -------     -------     -------     -------
Investor Growth Fund........................................    .25%        .50%        1.25%       1.25%

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corporation entered into an agreement which provides for the merger of Bank One Corporation into J.P. Morgan Chase & Co. This merger is expected to be completed in mid-2004. The Advisor, Administrator and the Distributor are subsidiaries of Bank One Corporation.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the six months ended December 31, 2003, were as follows (amounts in thousands):

FUND                                                          PURCHASES     SALES
----                                                          ---------     -----
Investor Conservative Growth Fund...........................  $131,156     $20,988
Investor Balanced Fund......................................   241,361      52,673
Investor Growth & Income Fund...............................   254,418      57,850
Investor Growth Fund........................................   125,855      34,350

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003
Continued

 18

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 23, 2004. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no outstanding loans for the Funds.

7. OTHER FEDERAL TAX INFORMATION:

   For the six months ended December 31, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

8. LEGAL MATTERS

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC and other related parties (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with respect to certain mutual funds, including certain Funds of the Trust. In addition, as part of its inquiry of mutual fund practices, the SEC is conducting an examination of the Trust and an investigation of Banc One Investment Advisors Corporation ("BOIA"), advisor to the Trust. Bank One Corporation ("Bank One"), BOIA and its affiliates have assured the Trust and its Board of Trustees that they are cooperating fully with the NYAG, the SEC and other regulators in connection with inquiries into mutual fund practices.

   Immediately following the filing of the Canary Complaint, Bank One and the Trust's Board of Trustees launched an internal review in response to these and other allegations. Additionally, the Board of Trustees established a Special Review Committee to assist them in overseeing the review, as well as regulatory inquires and litigation relating to the issues raised in the Canary Complaint.

   As of December 31, 2003, a number of civil lawsuits, including purported class actions and purported shareholder derivative suits, have been filed against Bank One, BOIA, the Trust, its Trustees, certain Funds of the Trust, and certain related parties. The lawsuits allege various violations of state and federal laws including, but not limited to, breach of fiduciary duties, making false and misleading statements in prospectuses, and fraud. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these parties in the future.

   Bank One has agreed to reimburse the Trust for certain costs associated with these matters. In addition, Bank One has publicly announced its intent to make appropriate restitution if it determines that any shareholders of the Funds were damaged by the misconduct on the part of Bank One Corporation, its affiliates or their personnel.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003
Continued

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

    NAME AND ADDRESS(1)
         Birthdate                                                                            Other Directorships
 Time Served with the Trust          Principal Occupation During the Past Five Years            Held by Trustee
----------------------------    ----------------------------------------------------------    --------------------
Peter C. Marshall               From March 2002 to present, self-employed as a business       None
12/10/42                        consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present               President, W.D. Hoard, Inc. (corporate parent of DCI
                                Marketing, Inc.); November 1993 to March 2000, President
                                DCI Marketing, Inc.


Frederick W. Ruebeck            Since April 2000, Advisor, Jerome P. Green & Associates,      None
10/8/39                         LLC (a broker-dealer); January 2000 to April 2000,
5/16/94 - present               self-employed as a consultant; June 1988 to December 1999,
                                Director of Investments, Eli Lilly and Company.


Robert A. Oden, Jr.             From July 2002 to present, President, Carleton College;       None
9/11/46                         1995 to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                    Since 1975, President, Gardner, Inc. (wholesale               Director,
11/15/47                        distributor to outdoor power equipment industry).             Cardinal Health,
5/21/98 - present                                                                             Inc.


Marilyn McCoy                   Since 1985, Vice President of Administration and Planning,    None
3/18/48                         Northwestern University.
4/28/99 - present


Julius L. Pallone               Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                         consultant).
4/28/99 - present


Donald L. Tuttle                Since 1995, Vice President, Association for Investment        None
10/6/34                         Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of December 31, 2003, there were 58 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

 20

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

    NAME AND ADDRESS(1)
         BIRTHDATE
     POSITION HELD AND
 TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
David J. Kundert               Since 1995, Chairman and Chief Executive Officer, Bank One
10/28/42                       Investment Management Group. Since 1992, President and Chief
President                      Executive Officer, Banc One Investment Advisors Corporation.
10/15/03 - present             Director, Banc One Investment Advisors Corporation, One
                               Group Dealer Services, Inc., and One Group Administrative
                               Services, Inc.


Nadeem Yousaf                  From August 1999 to present, Vice President, Financial
1/26/69                        Services, BISYS Fund Services, Inc. From March 1997 to June
Treasurer                      1999, Director of Canadian Operations, Investor Bank and
11/13/03 - present             Trust.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present


Scott E. Richter               From February 2003 to present, Senior Associate General
7/4/56                         Counsel, Bank One Corporation. From November 1998 to January
Secretary                      2003, Deputy General Counsel, Institutional Division,
10/15/03 - present             INVESCO. From January 1997 to October 1998, Associate
                               General Counsel, Piper Capital Management.


Jessica K. Ditullio            From January 2000 to present, Vice President and Counsel,
9/19/62                        Bank One Corporation. From August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc. From July 1999 to October 1999, Project
                               Manager, One Group, Banc One Investment Advisors Corp. From
                               January 1998 to July 1999, Vice President, Ohio Bankers
                               Association. From July 1990 through December 1997, Vice
                               President, Client Services, BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS. From June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Officer is indefinite. As of December 31, 2003, there were 58 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs of investing in the Funds and compare this cost with the ongoing costs of investing in other mutual funds. The examples assume that you had a $10,000 investment in the Fund at the beginning of the reporting period and continued to hold your shares at the end of the reporting period. The examples also assume that all dividends and distributions have been reinvested.

The examples use the actual net operating expenses applicable to that class for the period July 1, 2003 through December 31, 2003, including account fees (if any). The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the period July 1, 2003 through December 31 2003, and one using a hypothetical 5% annual return (2.50% for the reporting period). The net operating expenses are charged directly to the Fund and reduce the total return of the Fund.

Please note that the examples do not reflect any transactions costs, such as sales charges (loads), redemption fees or exchanges fees. If these transactional costs were included, your costs would have been higher.

                                                            INVESTMENT
                                                             ADVISORY     ADMINISTRATION    DISTRIBUTION       OTHER
                                            TOTAL RETURN     FEES(1)         FEES(2)          FEES(3)       EXPENSES(4)
                                            ------------    ----------    --------------    ------------    -----------
ONE GROUP INVESTOR CONSERVATIVE GROWTH
FUND
  Class I  Actual period return...........       5.37%          $3              5                 0              3
           Hypothetical return............       2.50%          $3              5                 0              3
  Class A  Actual period return...........       5.16%          $3              5                13              3
           Hypothetical return............       2.50%          $3              5                13              3
  Class B  Actual period return...........       4.86%          $3              5                51              3
           Hypothetical return............       2.50%          $3              5                51              3
  Class C  Actual period return...........       4.88%          $3              5                51              3
           Hypothetical return............       2.50%          $3              5                51              3

ONE GROUP INVESTOR BALANCED FUND
  Class I  Actual period return...........       9.03%          $3              4                 0              3
           Hypothetical return............       2.50%          $3              4                 0              3
  Class A  Actual period return...........       8.81%          $3              4                13              3
           Hypothetical return............       2.50%          $3              4                13              3
  Class B  Actual period return...........       8.43%          $3              4                52              3
           Hypothetical return............       2.50%          $3              4                51              3
  Class C  Actual period return...........       8.52%          $3              4                52              3
           Hypothetical return............       2.50%          $3              4                51              3

ONE GROUP INVESTOR GROWTH & INCOME FUND
  Class I  Actual period return...........      12.52%          $3              4                 0              4
           Hypothetical return............       2.50%          $3              4                 0              4
  Class A  Actual period return...........      12.36%          $3              4                13              4
           Hypothetical return............       2.50%          $3              4                13              4
  Class B  Actual period return...........      11.91%          $3              4                53              4
           Hypothetical return............       2.50%          $3              4                51              4
  Class C  Actual period return...........      11.96%          $3              4                53              4
           Hypothetical return............       2.50%          $3              4                51              4

ONE GROUP INVESTOR GROWTH FUND
  Class I  Actual period return...........      15.98%          $1              3                 0              6
           Hypothetical return............       2.50%          $1              3                 0              6
  Class A  Actual period return...........      15.76%          $1              3                14              6
           Hypothetical return............       2.50%          $1              3                13              6
  Class B  Actual period return...........      15.32%          $1              3                54              6
           Hypothetical return............       2.50%          $1              3                51              6
  Class C  Actual period return...........      15.32%          $1              3                54              6
           Hypothetical return............       2.50%          $1              3                51              6


                                                     TOTAL NET
                                                      EXPENSES
                                                     ----------
ONE GROUP INVESTOR CONSERVATIVE GROWTH
FUND
  Class I  Actual period return...........              $11
           Hypothetical return............              $11
  Class A  Actual period return...........              $24
           Hypothetical return............              $24
  Class B  Actual period return...........              $62
           Hypothetical return............              $62
  Class C  Actual period return...........              $62
           Hypothetical return............              $62

ONE GROUP INVESTOR BALANCED FUND
  Class I  Actual period return...........              $10
           Hypothetical return............              $10
  Class A  Actual period return...........              $23
           Hypothetical return............              $23
  Class B  Actual period return...........              $62
           Hypothetical return............              $61
  Class C  Actual period return...........              $62
           Hypothetical return............              $61

ONE GROUP INVESTOR GROWTH & INCOME FUND
  Class I  Actual period return...........              $11
           Hypothetical return............              $11
  Class A  Actual period return...........              $24
           Hypothetical return............              $24
  Class B  Actual period return...........              $64
           Hypothetical return............              $62
  Class C  Actual period return...........              $64
           Hypothetical return............              $62

ONE GROUP INVESTOR GROWTH FUND
  Class I  Actual period return...........              $10
           Hypothetical return............              $10
  Class A  Actual period return...........              $24
           Hypothetical return............              $23
  Class B  Actual period return...........              $64
           Hypothetical return............              $61
  Class C  Actual period return...........              $64
           Hypothetical return............              $61

------------

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

 22

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES, CONTINUED
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

(1) Investment Advisory Fees are paid to Banc One Investment Advisors Corporation, an indirect wholly-owned subsidiary of Bank One Corporation, for investment advisory services. See Notes to Financial Statements for details.

(2) Administration Fees are paid to One Group Administrative Services, Inc., an affiliate of Bank One Corporation, for various administrative services, including among other things, fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

(3) Distribution Fees are paid to One Group Dealer Services, Inc. (the "Distributor"), an affiliate of Bank One Corporation, subject to distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor then pays these fees to various financial intermediaries for sales of Fund shares and or providing services to you, the shareholder. Some distribution fees are retained by the Distributor for other distribution activities relating to the Funds. See Notes to Financial Statements for details.

(4) Other Expenses are paid to various service providers that are generally not affiliated with Bank One Corporation. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

                      (This Page Intentionally Left Blank)

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

                      (This Page Intentionally Left Blank)

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2003

SEMI-ANNUAL REPORT

                                                   [ONE GROUP MUTUAL FUNDS LOGO]




















     One Group Mutual Funds are
     distributed by One Group Dealer
     Services, Inc., which is an
     affiliate of Bank One Corporation.
     Affiliates of Bank One Corporation
     receive fees for providing various
     services to the funds.

     Call One Group Dealer Services at
     1-800-480-4111 for a prospectus
     containing complete information
     about charges and expenses. Read
     carefully before investing. Past
     performance is no guarantee of
     future results.

     A description of the policies and
     procedures that the Funds use to
     determine how to vote proxies
     relating to portfolio securities is
     available (i) without charge, upon
     request, by calling
     1-800-480-4111; (ii) on the Funds'
     website at http://www.onegroup.com;
     and (iii) on the Commission's
     website at http://www.sec.gov.





     TOG-F-044 (2/04)

MONEY MARKET INVESTING


                                                   [ONE GROUP MUTUAL FUNDS LOGO]


One Group

          SEMI-ANNUAL REPORT

          Six Months Ended December 31,2003

                              Institutional Money Market Funds
                              Institutional Prime Money Market Fund
                              Treasury Only Money Market Fund
                              Government Money Market Fund

NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE

This material must be preceded or accompanied by a current prospectus.

ONE GROUP INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................    9

Statements of Operations ...................................   10

Statements of Changes in Net Assets ........................   11

Financial Highlights .......................................   12

Notes to Financial Statements ..............................   13

Trustees ...................................................   17

Officers ...................................................   18

Schedule of Shareholder Expenses ...........................   19


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 2

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMERCIAL PAPER (16.2%):
Asset Backed (11.3%):
$   75,000   Aquinas Funding L.L.C.,
               1.19%, 6/10/04 (b)........  $    74,601
   100,000   Aquinas Funding L.L.C.,
               1.15%, 6/14/04 (b)........       99,473
    60,000   Aquinas Funding L.L.C.,
               1.16%, 6/15/04 (b)........       59,679
    50,000   Aquinas Funding L.L.C.,
               1.14%, 6/17/04 (b)........       49,734
   150,000   Atlantis One Funding Corp.,
               1.08%, 1/14/04 (b)........      149,942
    43,620   Bavaria Universal Funding
               Corp., 1.09%,
               1/8/04 (b)................       43,611
    61,000   Bavaria Universal Funding
               Corp., 1.11%,
               1/20/04 (b)...............       60,964
   150,000   Blue Spice L.L.C., 1.08%,
               1/13/04 (b)...............      149,946
   100,000   Clipper Receivables Corp.,
               1.10%, 1/8/04 (b).........       99,979
   335,000   Clipper Receivables Corp.,
               1.10%, 1/27/04 (b)........      334,735
   182,000   Clipper Receivables Corp.,
               1.10%, 1/28/04 (b)........      181,850
    37,659   Corporate Receivables Corp.,
               1.11%, 1/5/04 (b).........       37,654
   100,000   Corporate Receivables Corp.,
               1.08%, 1/15/04 (b)........       99,958
    75,000   Crown Point Captial Co.,
               L.L.C., 1.14%,
               3/10/04 (b)...............       74,836
    13,241   Fairway Finance Corp.,
               1.08%, 1/6/04 (b).........       13,239
    31,463   Fairway Finance Corp.,
               1.08%, 1/9/04 (b).........       31,455
   118,379   Fairway Finance Corp.,
               1.10%, 1/12/04 (b)........      118,339
    33,400   Fairway Finance Corp.,
               1.08%, 1/13/04 (b)........       33,388
    33,028   Fairway Finance Corp.,
               1.08%, 1/14/04 (b)........       33,015
    83,000   Fairway Finance Corp.,
               1.11%, 1/15/04 *(b).......       83,000
    85,000   Galaxy Funding, Inc., 1.11%,
               3/15/04 (b)...............       84,806
    90,000   Grampian Funding Ltd.,
               1.10%, 2/25/04 (b)........       89,849
   100,000   Grampian Funding Ltd.,
               1.10%, 2/27/04 (b)........       99,826
   185,000   Grampian Funding Ltd.,
               1.09%, 3/25/04 (b)........      184,529
    57,000   K2 (USA) L.L.C., 1.14%,
               1/26/04 (b)...............       56,954

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$  225,000   K2 (USA) L.L.C., 1.12%,
               9/15/04...................  $   224,968
    28,000   Mane Funding Corp., 1.12%,
               1/20/04 (b)...............       27,983
   237,151   Mane Funding Corp., 1.12%,
               1/23/04 (b)...............      236,991
    57,000   Mane Funding Corp., 1.10%,
               2/5/04 (b)................       56,939
    95,000   Moat Funding L.L.C., 1.06%,
               1/20/04 (b)...............       94,947
   100,000   Moat Funding L.L.C., 1.08%,
               1/26/04 (b)...............       99,925
    76,004   Ness L.L.C., 1.07%,
               1/12/04 (b)...............       75,979
    20,000   Sheffield Receivables Corp.,
               1.09%, 1/7/04 (b).........       19,996
                                           -----------
                                             3,183,090
                                           -----------
Banking (2.9%):
   150,000   AB Spintab, 1.10%, 2/2/04...      149,853
    40,000   Banco Bradesco SA, 1.17%,
               6/14/04 (b)...............       39,786
   200,000   Banco Santander Central
               Hispano Americano, 1.15%,
               3/3/04....................      199,604
   100,000   HSBC Bank Canada, 1.22%,
               2/6/04 (b)................       99,878
    95,000   HSBC Bank Canada, 1.06%,
               3/31/04 (b)...............       94,748
   100,000   Union Bank of Norway
               (Delaware), 1.12%,
               1/9/04....................       99,975
   146,000   Union Bank of Norway
               (Delaware), 1.10%,
               2/2/04....................      145,857
                                           -----------
                                               829,701
                                           -----------
Banking -- Foreign (0.6%):
   183,000   Natexis U.S. Finance Corp.,
               1.11%, 2/13/04 (b)........      182,757
                                           -----------
Financial Services (1.4%):
   250,000   Goldman Sachs Group, Inc.,
               1.01%, 7/2/04*............      250,000
    50,000   Morgan Stanley & Co., 1.03%,
               7/6/04*...................       50,000
   105,000   Morgan Stanley & Co., 1.13%,
               8/27/04...................      105,000
                                           -----------
                                               405,000
                                           -----------
  Total Commercial Paper                     4,600,548
                                           -----------

Continued

ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
EXTENDABLE COMMERCIAL NOTES (6.9%):
Asset Backed (6.9%):
$   45,000   ASAP Funding Ltd., 1.12%,
               2/27/04 (b)...............  $    44,920
   140,800   Dakota (Citibank Credit Card
               Master Trust), 1.05%,
               1/12/04 (b)...............      140,752
   100,000   Dakota (Citibank Credit Card
               Master Trust), 1.11%,
               1/16/04 (b)...............       99,954
   100,000   Dakota (Citibank Credit Card
               Master Trust), 1.09%,
               1/23/04 (b)...............       99,933
   269,000   Dakota (Citibank Credit Card
               Master Trust), 1.11%,
               2/5/04 (b)................      268,710
    50,000   Dakota (Citibank Credit Card
               Master Trust), 1.11%,
               2/6/04 (b)................       49,945
   200,000   Dakota (Citibank Credit Card
               Master Trust), 1.11%,
               2/6/04 (b)................      199,778
   212,145   Newcastle (Discover Card
               Master Trust), 1.12%,
               2/19/04 (b)...............      211,822
   120,000   Park Granada L.L.C., 1.11%,
               1/2/04 (b)................      119,996
    75,000   Park Granada L.L.C., 1.10%,
               1/5/04 (b)................       74,991
    50,182   Park Granada L.L.C., 1.00%,
               1/7/04 (b)................       50,173
   350,000   Park Granada L.L.C., 1.11%,
               1/15/04 (b)...............      349,848
   188,000   Park Granada L.L.C., 1.12%,
               1/21/04 (b)...............      187,883
    65,000   Park Granada L.L.C., 1.11%,
               2/9/04 (b)................       64,922
                                           -----------
  Total Extendable Commercial Notes          1,963,627
                                           -----------
CORPORATE NOTES/MEDIUM TERM NOTES (19.5%):
Asset Backed (16.6%):
    40,000   Beta Finance, Inc., 1.07%,
               4/7/04*...................       39,998
   200,000   Beta Finance, Inc., 1.07%,
               4/7/04*...................      199,989
   147,000   Blue Heron Funding Ltd.,
               1.17%, 2/25/04 *(b).......      147,000
   159,000   Blue Heron Funding Ltd.,
               1.18%, 3/19/04 *(b).......      159,000
    99,000   Blue Heron Funding Ltd.,
               1.18%, 5/19/04 *(b).......       99,000

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$  203,000   Blue Heron Funding Ltd.,
               1.18%, 10/15/04 *(b)......  $   203,000
   120,000   Blue Heron Funding Ltd.,
               1.18%, 12/17/04 *(b)......      120,000
   200,000   C.C. (USA), Inc., 1.09%,
               2/2/04*...................      199,998
    66,000   C.C. (USA), Inc., 1.32%,
               4/16/04*..................       66,020
    71,500   Dorada Finance, Inc., 1.07%,
               4/7/04 *..................       71,496
    15,000   Dorada Finance, Inc., 1.06%,
               5/27/04*..................       14,999
   200,000   Dorada Finance, Inc., 1.07%,
               9/20/04*..................      199,971
    71,429   G-Force Ltd., Series 02-1,
               1.19%, 6/25/04 *(b).......       71,429
   109,341   G-Star Ltd., Series A-1MM,
               1.20%, 10/25/04 *(b)......      109,341
    52,000   Granite Mortgages PLC.,
               Series 03-1, Class A1,
               1.14%, 1/20/04 *(b).......       52,000
   100,000   K2 (USA) L.L.C., 1.11%,
               1/27/04*..................       99,999
    42,000   K2 (USA) L.L.C., 1.45%,
               10/25/04*.................       41,982
   100,000   Leafs L.L.C., 1.16%, 2/20/04
               *(b)......................      100,000
   250,000   Links Finance L.L.C., 1.15%,
               1/15/04 *(b)..............      250,000
    50,000   Links Finance L.L.C., 1.07%,
               5/17/04*..................       49,998
   250,000   Links Finance L.L.C., 1.13%,
               11/15/04 *(b).............      249,979
   150,000   Permanent Financing, 1.13%,
               3/10/04 *(b)..............      150,000
   120,000   Premium Asset Trust Series
               2003-5, 1.19%, 1/1/05
               *(b)......................      120,000
   170,000   Putnam Structured Product,
               1.20%, 2/17/04 *(b).......      170,000
    56,000   Putnam Structured Product,
               1.23%, 5/26/04 *(b).......       56,000
   427,000   Racers, Series 00-7-MM,
               1.37%, 3/1/04 *(b)........      427,000
   100,000   Racers, Series 03-14-C,
               1.11%, 8/27/04 *(b).......       99,914
   275,000   Sigma Finance, Inc., 1.08%,
               2/17/04 *.................      274,996
   150,000   Sigma Finance, Inc., 1.12%,
               2/18/04 *.................      149,998

Continued

ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 4

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$  200,000   Sigma Finance, Inc., 1.08%,
               3/10/04 *.................  $   200,000
   100,000   Sigma Finance, Inc., 1.14%,
               5/5/04 *(b)...............       99,995
   100,000   Sigma Finance, Inc., 1.10%,
               6/15/04 *.................      100,041
   300,000   Sigma Finance, Inc., 1.13%,
               9/10/04 *.................      299,959
    50,000   Structured Asset Repackaged
               Trust, Series 03-8, 1.20%,
               10/15/04 *(b).............       50,000
                                           -----------
                                             4,743,102
                                           -----------
Banking (2.0%):
    35,000   HBOS Treasury Services, PLC,
               1.13%, 5/28/04 *..........       35,020
   350,000   HBOS Treasury Services, PLC,
               1.19%, 11/20/07 *.........      350,000
   175,000   Wells Fargo & Co., 1.16%,
               1/2/08 *..................      175,000
                                           -----------
                                               560,020
                                           -----------
Financial Services (0.9%):
    50,655   American Express Credit
               Corp., 6.75%, 6/23/04.....       51,968
    46,000   Lehman Brothers Holdings,
               Inc., 1.33%, 1/2/04 *.....       46,000
    97,500   Lehman Brothers Holdings,
               Inc., 1.42%, 2/9/04 *.....       97,526
    50,000   Toyota Motor Credit Corp.,
               1.07%, 12/23/04 *.........       50,027
                                           -----------
                                               245,521
                                           -----------
  Total Corporate Notes/Medium Term Notes    5,548,643
                                           -----------
MUNICIPAL NOTES AND BONDS (1.3%):
Georgia (0.5%):
    48,325   Georgia Municipal Electric
               Authority, 1.14%,
               1/9/04....................       48,325
    95,501   Georgia Municipal Electric
               Authority, 1.14%,
               1/9/04....................       95,501
                                           -----------
                                               143,826
                                           -----------
Illinois (0.4%):
    35,050   City of Chicago, 1.14%,
               1/22/04...................       35,027
    75,850   City of Chicago, 1.18%,
               3/31/04...................       75,626
                                           -----------
                                               110,653
                                           -----------

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
MUNICIPAL NOTES AND BONDS, CONTINUED:
New Jersey (0.2%):
$   60,000   New Jersey Economic
               Development Authority,
               Revenue, 1.25%, 2/15/29...  $    60,000
                                           -----------
New York (0.2%):
    60,000   New York, GO, Series A-10,
               1.09%, 11/1/21, FSA*......       60,000
                                           -----------
  Total Municipal Notes and Bonds              374,479
                                           -----------
FUNDING AGREEMENTS (6.0%):
Insurance (6.0%):
    75,000   AIG Life Insurance Co.,
               1.24%, 12/30/04 *.........       75,000
   175,000   GE Capital Assurance Co.,
               1.24%, 2/20/04 *..........      175,000
   200,000   Metropolitan Life Insurance
               Co., 1.24%, 3/15/04 *.....      200,000
   200,000   New York Life Insurance Co.,
               1.23%, 2/27/04 *..........      200,000
   200,000   New York Life Insurance Co.,
               1.22%, 7/28/04 *..........      200,000
   200,000   New York Life Insurance Co.,
               1.23%, 11/5/04 *..........      200,000
   100,000   Transamerica Life Insurance
               & Annuity Co., 1.31%,
               1/7/05 *(b)...............      100,000
    80,000   Transamerica Life Insurance
               & Annuity Co., 1.39%,
               1/7/05 *(b)...............       80,000
   175,000   Transamerica Occidental Life
               Insurance Co., 1.29%,
               1/7/05 *(b)...............      175,000
    30,000   Travelers Insurance Co.,
               1.28%, 3/8/04 *...........       30,000
    50,000   Travelers Insurance Co.,
               1.28%, 3/8/04 *...........       50,000
    50,000   Travelers Insurance Co.,
               1.28%, 9/8/04 *...........       50,000
   120,000   Travelers Insurance Co.,
               1.26%, 12/15/04 *.........      120,000
    50,000   United of Omaha Life
               Insurance Co., 1.37%,
               2/20/04 *.................       50,000
                                           -----------
  Total Funding Agreements                   1,705,000
                                           -----------

Continued

ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CERTIFICATES OF DEPOSIT (15.6%):
Domestic (2.2%):
$  250,000   Bank of New York, 1.05%,
               11/8/04 *.................  $   249,968
   175,000   Bank of the West, 1.13%,
               6/16/04 *.................      175,008
   190,000   Wells Fargo, 1.08%,
               1/12/04...................      190,000
                                           -----------
                                               614,976
                                           -----------
Euro (6.8%):
   100,000   BNP Paribas, 1.37%,
               4/19/04...................      100,080
   100,000   Credit Lyonnais, 1.12%,
               3/15/04...................       99,998
   100,000   Depfa Bank Europe PLC,
               1.21%, 6/2/04.............      100,000
   100,000   Depfa Bank Europe PLC,
               1.21%, 6/3/04.............      100,000
   200,000   Depfa Bank Europe PLC,
               1.22%, 6/4/04.............      200,004
   100,000   Depfa Bank Europe PLC,
               1.21%, 6/7/04.............      100,000
    30,000   Landesbank Baden-
               Wuerttemberg, 1.38%,
               9/7/04....................       30,002
   245,000   Landesbank Hessen-Thueringen
               GZ, 1.10%, 4/26/04........      245,002
   200,000   Landesbank Hessen-Thueringen
               GZ, 1.41%, 8/5/04.........      200,006
   100,000   Landesbank Hessen-Thueringen
               GZ, 1.46%, 9/27/04........      100,004
   100,000   Landesbank Hessen-Thueringen
               GZ, 1.45%, 10/1/04........       99,996
   100,000   Landesbank Hessen-Thueringen
               GZ, 1.46%, 10/1/04........      100,007
   200,000   Landesbank Hessen-Thueringen
               GZ, 1.41%, 11/15/04.......      200,017
   245,000   Nordeutsche Landesbank,
               1.07%, 1/26/04............      245,000
    32,000   Westdeutsche Landesbank GZ,
               1.06%, 1/9/04.............       32,000
                                           -----------
                                             1,952,116
                                           -----------
Yankee (6.6%):
    50,000   Bayerische Landesbank,
               1.10%, 2/4/04*............       50,006
   525,000   Canadian Imperial Bank of
               Commerce, 1.18%,
               3/17/08*..................      525,001
   100,000   Credit Agricole Indosuez,
               1.05%, 12/9/04*...........       99,976

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CERTIFICATES OF DEPOSIT, CONTINUED:
Yankee, continued:
$  500,000   Deutsche Bank, 1.10%,
               7/14/04...................  $   500,001
   200,000   Deutsche Bank, 1.65%,
               12/31/04..................      200,000
    50,000   Fortis Bank, 1.38%,
               4/21/04...................       50,000
    50,000   Natexis Banque Populaires,
               1.20%, 5/24/04............       50,000
   100,000   Nordeutsche Landesbank,
               1.44%, 11/16/04...........       99,993
   105,000   Societe Generale, 1.06%,
               1/20/04...................      104,999
   100,000   Svenska Handelsbanken,
               1.05%, 12/9/04*...........       99,976
   100,000   Toronto Dominion Bank of New
               York, 1.36%, 4/19/04......       99,996
                                           -----------
                                             1,879,948
                                           -----------
  Total Certificates of Deposit              4,447,040
                                           -----------
U.S. GOVERNMENT AGENCY SECURITIES (6.4%):
Fannie Mae (3.9%):
   170,000   1.20%, 8/13/04..............      170,000
    90,000   1.20%, 8/16/04..............       90,000
   150,000   1.50%, 11/16/04.............      150,000
    50,000   1.55%, 11/26/04.............       50,000
   283,000   1.55%, 12/6/04..............      283,000
   240,000   1.62%, 12/8/04..............      240,000
   125,000   1.60%, 12/29/04.............      125,000
                                           -----------
                                             1,108,000
                                           -----------
Federal Home Loan Bank (1.6%):
    75,000   1.23%, 7/6/04...............       75,000
   375,000   1.17%, 7/30/04..............      375,000
                                           -----------
                                               450,000
                                           -----------
Freddie Mac (0.9%):
   255,000   1.40%, 11/9/04..............      255,000
                                           -----------
  Total U.S. Government Agency Securities    1,813,000
                                           -----------
TIME DEPOSIT (5.7%):
Banking (5.7%):
   250,000   Barclays Bank PLC, 1.00%,
               1/2/04....................      250,000
   500,000   ING Bank, Grand Cayman,
               0.99%, 1/2/04.............      500,000
   400,000   Societe Generale, 0.81%,
               1/2/04....................      400,000
   464,000   US Bank, Grand Cayman,
               0.88%, 1/2/04.............      464,000
                                           -----------
  Total Time Deposit                         1,614,000
                                           -----------

Continued

ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 6

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
REPURCHASE AGREEMENTS (20.2%):
$5,723,268   Mortgage Backed Joint
               Repurchase Agreement,
               1.01%, 1/2/04 (Proceeds at
               maturity $5,723,589,
               collateralized by various
               U.S. Government
               securities)...............  $ 5,723,268
                                           -----------
  Total Repurchase Agreements                5,723,268
                                           -----------

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
INVESTMENT COMPANIES (2.2%):
   635,000   STIC Liquid Assets
               Portfolio.................  $   635,000
                                           -----------
  Total Investment Companies                   635,000
                                           -----------
Total (Cost $28,424,605) (a)               $28,424,605
                                           ===========

------------
Percentages indicated are based on net assets of $28,428,585.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

FSA        Federal Security Assurance
GO         General Obligation
STIC       Short-Term Investment Company

See notes to financial statements.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

ONE GROUP TREASURY ONLY MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS (114.2%):
U.S. Treasury Bills (108.5%):
$584,115    1/2/04.........................  $  584,100
 119,345    1/8/04.........................     119,327
 778,220    1/15/04........................     777,968
 245,420    1/22/04........................     245,288
 249,215    1/29/04........................     249,033
 250,000    2/5/04.........................     249,771
 162,205    2/12/04........................     162,028
 214,560    2/19/04........................     214,290
 250,000    2/26/04........................     249,653
   8,485    3/4/04.........................       8,471
 125,000    3/11/04........................     124,787
 175,000    3/25/04........................     174,644
 214,230    4/1/04.........................     213,723
  75,000    4/8/04.........................      74,820
 150,000    4/22/04........................     149,584
 186,500    5/6/04.........................     185,883
  50,000    5/13/04........................      49,804
  22,335    5/20/04........................      22,249
                                             ----------
                                              3,855,423
                                             ----------
U.S. Treasury Notes (5.7%):
 200,000    3.38%, 4/30/04.................     201,586
                                             ----------
  Total U.S. Treasury Obligations             4,057,009
                                             ----------
Total (Amortized Cost $4,057,009) (a)        $4,057,009
                                             ==========

------------
Percentages indicated are based on net assets of $3,553,154.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

See notes to financial statements.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 8

ONE GROUP GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY SECURITIES (44.1%):
Fannie Mae (20.7%):
$  190,470   1.29%, 1/9/04...............  $   190,416
   100,000   1.05%, 1/23/04..............       99,936
    82,541   5.13%, 2/13/04..............       82,909
    90,000   1.28%, 3/5/04...............       89,796
    90,000   3.00%, 6/15/04..............       90,719
    50,000   1.08%, 7/23/04..............       50,000
    90,000   1.30%, 8/31/04..............       89,967
   275,000   1.00%, 9/10/04*.............      274,948
    95,000   1.28%, 9/17/04..............       94,122
    85,000   1.47%, 9/22/04..............       85,000
    85,000   1.50%, 9/24/04..............       85,000
   180,000   1.00%, 10/28/04*............      179,955
    90,000   1.40%, 11/9/04..............       90,000
    85,000   1.50%, 11/16/04.............       85,000
    90,000   1.55%, 11/26/04.............       90,000
   100,000   1.62%, 12/8/04..............      100,000
    90,000   1.60%, 12/29/04.............       90,000
    90,000   1.63%, 1/3/05...............       90,000
   300,000   0.98%, 1/10/05*.............      299,845
   230,000   1.09%, 2/18/05*.............      229,961
                                           -----------
                                             2,487,574
                                           -----------
Federal Farm Credit Bank (7.8%):
   100,000   1.00%, 10/14/04*............       99,976
   270,000   1.04%, 10/28/04*............      269,956
   275,000   1.08%, 2/10/05*.............      274,970
   190,000   1.06%, 3/17/05*.............      189,954
   105,000   1.06%, 9/2/05*..............      105,000
                                           -----------
                                               939,856
                                           -----------
Federal Home Loan Bank (6.8%):
   110,000   1.08%, 3/5/04*..............      110,000
   185,000   1.01%, 7/14/04*.............      184,980
    50,000   1.01%, 7/23/04..............       49,897
    90,000   1.17%, 7/30/04..............       90,000
    23,900   1.40%, 9/1/04...............       23,900
   230,000   1.06%, 2/25/05*.............      229,933
   135,000   1.05%, 4/7/05*..............      134,983
                                           -----------
                                               823,693
                                           -----------

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac (8.0%):
$   90,000   1.08%, 1/5/04...............  $    89,989
    48,825   1.10%, 2/2/04...............       48,777
    90,000   1.27%, 2/17/04..............       89,851
    45,000   1.28%, 2/26/04..............       44,910
    70,000   1.10%, 3/17/04..............       69,837
    50,000   1.33%, 7/15/04..............       49,638
   100,000   1.31%, 8/12/04..............       99,188
    25,000   1.40%, 11/3/04..............       25,000
   230,000   1.15%, 9/9/05*..............      230,001
   220,000   1.11%, 10/7/05*.............      220,001
                                           -----------
                                               967,192
                                           -----------
Student Loan Marketing Assoc. (0.8%):
    90,000   4.75%, 4/23/04..............       90,945
                                           -----------
  Total U.S. Government Agency Securities    5,309,260
                                           -----------
REPURCHASE AGREEMENTS (55.9%):
   700,000   Goldman Sachs, 1.05%, 1/6/04
               (Proceeds at maturity
               $700,143, collateralized
               by various U.S. Government
               securities)...............      700,000
 5,964,863   Government Agency Joint
               Repurchase Agreement,
               0.98%, 1/2/04 (Proceeds at
               maturity $5,965,187,
               collateralized by various
               U.S. Government
               securities)...............    5,964,863
    61,784   Treasury Joint Repurchase
               Agreement, 0.83%, 1/2/04
               (Proceeds at maturity
               $61,787, collateralized by
               various U.S. Government
               securities)...............       61,784
                                           -----------
  Total Repurchase Agreements                6,726,647
                                           -----------
Total (Amortized Cost $12,035,907) (a)     $12,035,907
                                           ===========

------------
Percentages indicated are based on net assets of $12,035,782.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                                 INSTITUTIONAL       TREASURY ONLY
                                                                     PRIME               MONEY         GOVERNMENT
                                                                 MONEY MARKET           MARKET        MONEY MARKET
                                                                     FUND                FUND             FUND
                                                              -------------------    -------------    ------------
ASSETS:
Investments, at amortized cost..............................      $22,701,337         $4,057,009      $ 5,309,260
Repurchase agreements, at cost..............................        5,723,268                 --        6,726,647
                                                                  -----------         ----------      -----------
Total investments, at cost..................................       28,424,605          4,057,009       12,035,907
Cash........................................................              982                 --               --
Interest receivable.........................................           30,968              1,251            9,934
Receivable for capital shares issued........................               10                 25               --
Prepaid expenses............................................              380                 37              197
                                                                  -----------         ----------      -----------
Total Assets................................................       28,456,945          4,058,322       12,046,038
                                                                  -----------         ----------      -----------
LIABILITIES:
Cash overdraft..............................................               --              2,535               --
Dividends payable...........................................           23,990              2,230            8,592
Payable to brokers for investments purchased................               --            499,847               --
Accrued expenses and other payables:
  Investment advisory fees..................................            2,563                222              731
  Administration fees.......................................            1,281                139              457
  Shareholder servicing fees................................              388                 92              166
  Other.....................................................              138                103              310
                                                                  -----------         ----------      -----------
Total Liabilities...........................................           28,360            505,168           10,256
                                                                  -----------         ----------      -----------
NET ASSETS:
Capital.....................................................       28,428,585          3,553,154       12,035,782
Undistributed (distributions in excess of) net investment
  income....................................................               --                 (7)              --
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................               --                  7               --
                                                                  -----------         ----------      -----------
Net Assets..................................................      $28,428,585         $3,553,154      $12,035,782
                                                                  ===========         ==========      ===========
NET ASSETS:
  Class I...................................................      $26,682,498         $3,017,714      $11,116,722
  Class S...................................................        1,253,807            378,155          779,357
  Administrative Class......................................          492,280            157,285          139,703
                                                                  -----------         ----------      -----------
Total.......................................................      $28,428,585         $3,553,154      $12,035,782
                                                                  ===========         ==========      ===========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I...................................................       26,682,531          3,017,747       11,116,724
  Class S...................................................        1,253,802            378,143          779,354
  Administrative Class......................................          492,284            157,285          139,703
                                                                  -----------         ----------      -----------
Total.......................................................       28,428,617          3,553,175       12,035,781
                                                                  ===========         ==========      ===========
Net Asset Value
  Offering and redemption price per share (Class I, Class S,
    and Administrative Class)...............................      $      1.00         $     1.00      $      1.00
                                                                  ===========         ==========      ===========

See notes to financial statements.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 10

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                 INSTITUTIONAL       TREASURY ONLY     GOVERNMENT
                                                                     PRIME               MONEY           MONEY
                                                                 MONEY MARKET           MARKET           MARKET
                                                                     FUND                FUND             FUND
                                                              -------------------    -------------    ------------
INVESTMENT INCOME:
Interest income.............................................       $165,837             $15,779         $55,810
Dividend income.............................................          3,805                  --             231
Income from securities lending..............................             --                 661               1
                                                                   --------             -------         -------
Total Income................................................        169,642              16,440          56,042
                                                                   --------             -------         -------
EXPENSES:
Investment advisory fees....................................         14,995               1,320           4,079
Administration fees.........................................          7,498                 825           2,549
Shareholder servicing fees (Class S)........................          1,841                 499           1,009
Shareholder servicing fees (Administrative Class)...........            309                  47             183
Custodian fees..............................................            336                  39             121
Interest expense............................................             --                   2              --
Legal and audit fees........................................            229                  27              78
Trustees' fees and expenses.................................            144                  16              49
Transfer agent fees.........................................            317                  21              33
Registration and filing fees................................            462                  44             127
Printing and mailing costs..................................             81                   9              27
Other.......................................................            356                  55             115
                                                                   --------             -------         -------
Total expenses before waivers...............................         26,568               2,904           8,370
Less waivers................................................           (125)                (13)            (41)
                                                                   --------             -------         -------
Net Expenses................................................         26,443               2,891           8,329
                                                                   --------             -------         -------
Net Investment Income.......................................        143,199              13,549          47,713
                                                                   --------             -------         -------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment transactions....             --                   7              --
                                                                   --------             -------         -------
Change in net assets resulting from operations..............       $143,199             $13,556         $47,713
                                                                   ========             =======         =======

See notes to financial statements.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                        INSTITUTIONAL PRIME              TREASURY ONLY                 GOVERNMENT
                                         MONEY MARKET FUND             MONEY MARKET FUND           MONEY MARKET FUND
                                   -----------------------------   -------------------------   --------------------------
                                    SIX MONTHS         YEAR         SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                       ENDED           ENDED          ENDED         ENDED         ENDED          ENDED
                                   DECEMBER 31,      JUNE 30,      DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                       2003            2003            2003          2003          2003          2003
                                   -------------   -------------   ------------   ----------   ------------   -----------
                                    (UNAUDITED)                    (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..........  $     143,199   $     449,537    $   13,549    $   38,659   $    47,713    $   123,716
  Net realized gains (losses)
    from investment
    transactions.................             --             350             7            48            --             45
                                   -------------   -------------    ----------    ----------   -----------    -----------
Change in net assets resulting
  from operations................        143,199         449,887        13,556        38,707        47,713        123,761
                                   -------------   -------------    ----------    ----------   -----------    -----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income.....       (135,534)       (425,756)      (12,037)      (36,162)      (43,307)      (111,805)
DISTRIBUTIONS TO CLASS S
  SHAREHOLDERS:
  From net investment income.....         (5,320)        (14,081)       (1,208)       (1,830)       (2,862)        (7,373)
DISTRIBUTIONS TO ADMINISTRATIVE
  CLASS SHAREHOLDERS:
  From net investment income.....         (2,695)         (9,908)         (354)         (667)       (1,563)        (4,575)
                                   -------------   -------------    ----------    ----------   -----------    -----------
Change in net assets from
  shareholder distributions......       (143,549)       (449,745)      (13,599)      (38,659)      (47,732)      (123,753)
                                   -------------   -------------    ----------    ----------   -----------    -----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...................     (1,376,237)      4,814,310       380,573       427,203     1,655,527      3,646,690
                                   -------------   -------------    ----------    ----------   -----------    -----------
Change in net assets.............     (1,376,587)      4,814,452       380,530       427,251     1,655,508      3,646,698
NET ASSETS:
  Beginning of period............     29,805,172      24,990,720     3,172,624     2,745,373    10,380,274      6,733,576
                                   -------------   -------------    ----------    ----------   -----------    -----------
  End of period..................  $  28,428,585   $  29,805,172    $3,553,154    $3,172,624   $12,035,782    $10,380,274
                                   =============   =============    ==========    ==========   ===========    ===========
SHARE TRANSACTIONS (SHARE
  TRANSACTIONS ARE AT $1.00 PER
  SHARE):
CLASS I SHARES:
  Issued.........................    140,939,553     269,182,326     3,251,460     8,351,825    24,048,780     28,491,880
  Reinvested.....................         51,629         154,616           880         3,367         5,265         10,862
  Redeemed.......................   (141,901,413)   (265,269,555)   (3,058,940)   (8,106,537)  (21,969,268)   (25,422,667)
                                   -------------   -------------    ----------    ----------   -----------    -----------
Change in Class I Shares.........       (910,231)      4,067,387       193,400       248,655     2,084,777      3,080,075
                                   =============   =============    ==========    ==========   ===========    ===========
CLASS S SHARES:
  Issued.........................      3,303,869       7,838,045       934,230     1,335,168     2,120,676      3,208,598
  Reinvested.....................          1,617           6,847           157           479           348          1,544
  Redeemed.......................     (3,429,035)     (7,388,721)     (840,797)   (1,189,514)   (2,111,861)    (3,139,853)
                                   -------------   -------------    ----------    ----------   -----------    -----------
Change in Class S Shares.........       (123,549)        456,171        93,590       146,133         9,163         70,289
                                   =============   =============    ==========    ==========   ===========    ===========
ADMINISTRATIVE CLASS SHARES:
  Issued.........................      2,695,105       4,946,787       857,944       764,270       323,998      1,181,951
  Reinvested.....................          2,337           6,915           268           635           539          1,542
  Redeemed.......................     (3,039,902)     (4,662,920)     (764,629)     (732,491)     (762,950)      (687,167)
                                   -------------   -------------    ----------    ----------   -----------    -----------
Change in Administrative Class
  Shares.........................       (342,460)        290,782        93,583        32,414      (438,413)       496,326
                                   =============   =============    ==========    ==========   ===========    ===========

See notes to financial statements.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 12

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS                          RATIOS/SUPPLEMENTARY DATA
                                                      ----------   -------------                          -------------------------

                                          NET ASSET                                NET ASSET              NET ASSETS,    RATIO OF
                                           VALUE,        NET            NET         VALUE,                  END OF       EXPENSES
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL        PERIOD      TO AVERAGE
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN       (000'S)     NET ASSETS
                                          ---------   ----------   -------------   ---------   ------     -----------   -----------
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................   $1.000       $0.005        $(0.005)      $1.000      0.49%(a)  $26,682,498      0.16%(b)
 Year Ended June 30, 2003...............    1.000        0.015         (0.015)       1.000      1.47       27,593,051      0.16
 Year Ended June 30, 2002...............    1.000        0.025         (0.025)       1.000      2.55       23,525,561      0.15
 Year Ended June 30, 2001...............    1.000        0.058         (0.058)       1.000      6.01       10,441,614      0.15
 Year Ended June 30, 2000...............    1.000        0.057         (0.057)       1.000      5.87        5,209,033      0.16
 April 19, 1999 to June 30, 1999 (c)....    1.000        0.009         (0.009)       1.000      0.94(a)        24,847      0.18(b)
TREASURY ONLY MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.004         (0.004)       1.000      0.43(a)     3,017,714      0.14(b)
 Year Ended June 30, 2003...............    1.000        0.013         (0.013)       1.000      1.31        2,824,350      0.14
 Year Ended June 30, 2002...............    1.000        0.023         (0.023)       1.000      2.28        2,575,648      0.14
 Year Ended June 30, 2001...............    1.000        0.054         (0.054)       1.000      5.51        1,824,084      0.14
 Year Ended June 30, 2000...............    1.000        0.051         (0.051)       1.000      5.27          818,295      0.16
 Year Ended June 30, 1999...............    1.000        0.046         (0.046)       1.000      4.69          947,205      0.17
GOVERNMENT MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.005         (0.005)       1.000      0.48(a)    11,116,722      0.14(b)
 Year Ended June 30, 2003...............    1.000        0.014         (0.014)       1.000      1.40        9,031,960      0.14
 Year Ended June 30, 2002...............    1.000        0.024         (0.024)       1.000      2.45        5,951,880      0.14
 Year Ended June 30, 2001...............    1.000        0.058         (0.058)       1.000      5.93        4,495,228      0.14
 Year Ended June 30, 2000...............    1.000        0.055         (0.055)       1.000      5.69        3,433,100      0.16
 Year Ended June 30, 1999...............    1.000        0.050         (0.050)       1.000      5.13        3,482,581      0.17
INSTITUTIONAL PRIME MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.004         (0.004)       1.000      0.36(a)     1,253,807      0.41(b)
 Year Ended June 30, 2003...............    1.000        0.012         (0.012)       1.000      1.22        1,377,373      0.41
 Year Ended June 30, 2002...............    1.000        0.023         (0.023)       1.000      2.31          921,196      0.39
 Year Ended June 30, 2001...............    1.000        0.056         (0.056)       1.000      5.80          541,712      0.35
 April 10, 2000 to June 30, 2000 (c)....    1.000        0.014         (0.014)       1.000      1.38(a)        44,707      0.35(b)
TREASURY ONLY MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.003         (0.003)       1.000      0.31(a)       378,155      0.39(b)
 Year Ended June 30, 2003...............    1.000        0.011         (0.011)       1.000      1.06          284,571      0.39
 Year Ended June 30, 2002...............    1.000        0.020         (0.020)       1.000      2.04          138,436      0.38
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000      5.29           97,251      0.35
 April 10, 2000 to June 30, 2000 (c)....    1.000        0.012         (0.012)       1.000      1.24(a)       122,569      0.35(b)
GOVERNMENT MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.004         (0.004)       1.000      0.36(a)       779,357      0.39(b)
 Year Ended June 30, 2003...............    1.000        0.011         (0.011)       1.000      1.15          770,196      0.39
 Year Ended June 30, 2002...............    1.000        0.022         (0.022)       1.000      2.21          699,907      0.37
 Year Ended June 30, 2001...............    1.000        0.056         (0.056)       1.000      5.71          778,727      0.35
 April 10, 2000 to June 30, 2000 (c)....    1.000        0.013         (0.013)       1.000      1.35(a)       215,079      0.35(b)
INSTITUTIONAL PRIME MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.004         (0.004)       1.000      0.44(a)       492,280      0.26(b)
 Year Ended June 30, 2003...............    1.000        0.014         (0.014)       1.000      1.37          834,748      0.26
 November 1, 2001 to June 30, 2002 (c)..    1.000        0.013         (0.013)       1.000      1.29(a)       543,963      0.25(b)
TREASURY ONLY MONEY MARKET FUND (ADMINISTRATIVE
 CLASS)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.004         (0.004)       1.000      0.38(a)       157,285      0.24(b)
 Year Ended June 30, 2003...............    1.000        0.012         (0.012)       1.000      1.21           63,703      0.24
 November 1, 2001 to June 30, 2002 (c)..    1.000        0.011         (0.011)       1.000      1.11(a)        31,289      0.24(b)
GOVERNMENT MONEY MARKET FUND (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.004         (0.004)       1.000      0.43(a)       139,703      0.24(b)
 Year Ended June 30, 2003...............    1.000        0.013         (0.013)       1.000      1.30          578,118      0.24
 November 1, 2001 to June 30, 2002 (c)..    1.000        0.012         (0.012)       1.000      1.21(a)        81,789      0.24(b)


                                        RATIOS/SUPPLEMENTARY DATA
                                          --------------------------
                                          RATIO OF NET    RATIO OF
                                           INVESTMENT     EXPENSES
                                           INCOME TO         TO
                                            AVERAGE        AVERAGE
                                           NET ASSETS    NET ASSETS*
                                          ------------   -----------
INSTITUTIONAL PRIME MONEY MARKET FUND (C
 Six Months Ended December 31, 2003
   (Unaudited)..........................      0.97%(b)      0.16%(b)
 Year Ended June 30, 2003...............      1.45          0.16
 Year Ended June 30, 2002...............      2.34          0.17
 Year Ended June 30, 2001...............      5.70          0.17
 Year Ended June 30, 2000...............      6.04          0.18
 April 19, 1999 to June 30, 1999 (c)....      4.73(b)       0.33(b)
TREASURY ONLY MONEY MARKET FUND (CLASS I
 Six Months Ended December 31, 2003
   (Unaudited)..........................      0.85(b)       0.14(b)
 Year Ended June 30, 2003...............      1.30          0.14
 Year Ended June 30, 2002...............      2.17          0.14
 Year Ended June 30, 2001...............      5.09          0.14
 Year Ended June 30, 2000...............      5.13          0.16
 Year Ended June 30, 1999...............      4.58          0.17
GOVERNMENT MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................      0.96(b)       0.14(b)
 Year Ended June 30, 2003...............      1.37          0.14
 Year Ended June 30, 2002...............      2.40          0.14
 Year Ended June 30, 2001...............      5.70          0.14
 Year Ended June 30, 2000...............      5.54          0.16
 Year Ended June 30, 1999...............      5.02          0.17
INSTITUTIONAL PRIME MONEY MARKET FUND (C
 Six Months Ended December 31, 2003
   (Unaudited)..........................      0.72(b)       0.41(b)
 Year Ended June 30, 2003...............      1.17          0.41
 Year Ended June 30, 2002...............      2.22          0.42
 Year Ended June 30, 2001...............      5.08          0.42
 April 10, 2000 to June 30, 2000 (c)....      6.29(b)       0.44(b)
TREASURY ONLY MONEY MARKET FUND (CLASS S
 Six Months Ended December 31, 2003
   (Unaudited)..........................      0.60(b)       0.39(b)
 Year Ended June 30, 2003...............      0.99          0.39
 Year Ended June 30, 2002...............      1.89          0.39
 Year Ended June 30, 2001...............      5.30          0.40
 April 10, 2000 to June 30, 2000 (c)....      5.53(b)       0.41(b)
GOVERNMENT MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2003
   (Unaudited)..........................      0.71(b)       0.39(b)
 Year Ended June 30, 2003...............      1.13          0.39
 Year Ended June 30, 2002...............      2.24          0.39
 Year Ended June 30, 2001...............      5.33          0.39
 April 10, 2000 to June 30, 2000 (c)....      5.97(b)       0.40(b)
INSTITUTIONAL PRIME MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2003
   (Unaudited)..........................      0.87(b)       0.26(b)
 Year Ended June 30, 2003...............      1.33          0.26
 November 1, 2001 to June 30, 2002 (c)..      1.83(b)       0.27(b)
TREASURY ONLY MONEY MARKET FUND (ADMINIS
 CLASS)
 Six Months Ended December 31, 2003
   (Unaudited)..........................      0.75(b)       0.24(b)
 Year Ended June 30, 2003...............      1.16          0.24
 November 1, 2001 to June 30, 2002 (c)..      1.59(b)       0.24(b)
GOVERNMENT MONEY MARKET FUND (ADMINISTRA
 Six Months Ended December 31, 2003
   (Unaudited)..........................      0.85(b)       0.24(b)
 Year Ended June 30, 2003...............      1.14          0.24
 November 1, 2001 to June 30, 2002 (c)..      1.72(b)       0.24(b)

------------
 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Period from commencement of operations.

See notes to financial statements.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-two series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class S, and Administrative Class shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     REPURCHASE AGREEMENTS

     The Funds (except for the Treasury Only Money Market Fund) may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or U.S. government agency obligations with counterparties approved by the Board of Trustees, consistent with each Fund's investment policy.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justified the attendant risks. Loans are subject to termination by the Funds or the borrower at any time,

Continued


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 14

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from borrowers. As of December 31, 2003, the following Funds had securities with the following market values on loan and for the six months then ended, these Funds paid the following amounts to Bank One Trust Company, N.A. (amounts in thousands):

                                                                                             MARKET
                                                                             MARKET          VALUE
                                                           SUB-CUSTODY       VALUE         OF LOANED
FUND                                                        FEES PAID    OF COLLATERAL*    SECURITIES
----                                                       -----------   --------------    ----------
Treasury Only Money Market Fund..........................     $190          $760,025        $745,000
Government Money Market Fund.............................        1                --              --

     * The loaned securities were fully collateralized by U.S. government securities as of December 31, 2003.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND SHAREHOLDER SERVICING AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund; and 0.10% of the average daily net assets of the Institutional Prime Money Market Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of the Funds' average daily net assets.

Continued


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   The Funds' Class S and Administrative Class shares have distribution plans (the "Plans") pursuant to which the Funds pay various shareholder servicing agents, which may include the Advisor and its affiliates, a fee at an annual rate of 0.25% of the average daily net assets of the outstanding Class S shares and 0.10% of the average daily net assets of the outstanding Administrative Class shares. Pursuant to the terms of the Plan, the shareholder servicing agents have agreed to provide certain services to the holders of these shares.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and One Group Dealer Services, Inc. (the "Distributor"). Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor and the Administrator have agreed to waive fees to limit total annual fund operating expenses to the following funds and amounts:

                                                                                      ADMINISTRATIVE
FUND                                                          CLASS I     CLASS S         CLASS
----                                                          -------     -------     --------------
Institutional Prime Money Market Fund.......................    0.17%       0.42%          0.27%
Treasury Only Money Market Fund.............................    0.17        0.42           0.27
Government Money Market Fund................................    0.17        0.42           0.27

   On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corporation entered into an agreement which provides for the merger of Bank One Corporation into J.P. Morgan Chase & Co. This merger is expected to be completed in mid-2004. The Advisor, Administrator and the Distributor are subsidiaries of Bank One Corporation.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 23, 2004. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no loans outstanding.

5. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no loans outstanding.

8. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC and other related parties (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with respect to certain mutual funds, including certain Funds of the Trust. In addition, as part of its inquiry of mutual fund practices, the SEC is conducting an examination of the Trust and an investigation of Banc One Investment Advisors Corporation ("BOIA"), advisor to the Trust. Bank One Corporation ("Bank One"), BOIA and its affiliates have assured the Trust and its Board of

Continued


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 16

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   Trustees that they are cooperating fully with the NYAG, the SEC and other regulators in connection with inquiries into mutual fund practices.

   Immediately following the filing of the Canary Complaint, Bank One and the Trust's Board of Trustees launched an internal review in response to these and other allegations. Additionally, the Board of Trustees established a Special Review Committee to assist them in overseeing the review, as well as regulatory inquires and litigation relating to the issues raised in the Canary Complaint.

   As of December 31, 2003, a number of civil lawsuits, including purported class actions and purported shareholder derivative suits, have been filed against Bank One, BOIA, the Trust, its Trustees, certain Funds of the Trust, and certain related parties. The lawsuits allege various violations of state and federal laws including, but not limited to, breach of fiduciary duties, making false and misleading statements in prospectuses, and fraud. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these parties in the future.

   Bank One has agreed to reimburse the Trust for certain costs associated with these matters. In addition, Bank One has publicly announced its intent to make appropriate restitution if it determines that any shareholders of the Funds were damaged by the misconduct on the part of Bank One Corporation, its affiliates or their personnel.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

    NAME AND ADDRESS(1)
         Birthdate
        Time Served                                                                            Other Directorships
       with the Trust                Principal Occupation During the Past Five Years             Held by Trustee
----------------------------    ----------------------------------------------------------    ---------------------
Peter C. Marshall               From March 2002 to present, self-employed as a business               None
12/10/42                        consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present               President, W.D. Hoard, Inc. (corporate parent of DCI
                                Marketing, Inc.); November 1993 to March 2000, President
                                DCI Marketing, Inc.


Frederick W. Ruebeck            Since April 2000, Advisor, Jerome P. Green & Associates,              None
10/8/39                         LLC (a broker-dealer); January 2000 to April 2000,
5/16/94 - present               self-employed as a consultant; June 1988 to December 1999,
                                Director of Investments, Eli Lilly and Company.


Robert A. Oden, Jr.             From July 2002 to present, President, Carleton College;               None
9/11/46                         1995 to July 2002, President, Kenyon College.
6/25/97 - present


John F. Finn                    Since 1975, President, Gardner, Inc. (wholesale                     Director,
11/15/47                        distributor to outdoor power equipment industry).             Cardinal Health, Inc.
5/21/98 - present


Marilyn McCoy                   Since 1985,Vice President of Administration and Planning,             None
3/18/48                         Northwestern University.
4/28/99 - present


Julius L. Pallone               Since 1994, President, J.L. Pallone Associates (insurance             None
5/26/30                         consultant).
4/28/99 - present


Donald L. Tuttle                Since 1995, Vice President, Association for Investment                None
10/6/34                         Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of December 31, 2003, there were 58 portfolios within the Fund complex.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

 18

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

    NAME AND ADDRESS(1)
         BIRTHDATE
     POSITION HELD AND
 TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
David J. Kundert               Since 1995, Chairman and Chief Executive Officer, Bank One
10/28/42                       Investment Management Group. Since 1992, President and Chief
President                      Executive Officer, Banc One Investment Advisors Corporation.
10/15/03 - present             Director, Banc One Investment Advisors Corporation, One
                               Group Dealer Services, Inc., and One Group Administrative
                               Services, Inc.


Nadeem Yousaf                  From August 1999 to present, Vice President, Financial
1/26/69                        Services, BISYS Fund Services, Inc. From March 1997 to June
Treasurer                      1999, Director of Canadian Operations, Investor Bank and
11/13/03 - present             Trust.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present


Scott E. Richter               From February 2003 to present, Senior Associate General
7/4/56                         Counsel, Bank One Corporation. From November 1998 to January
Secretary                      2003, Deputy General Counsel, Institutional Division,
10/15/03 - present             INVESCO. From January 1997 to October 1998, Associate
                               General Counsel, Piper Capital Management.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc. From July 1999 to October 1999, Project
                               Manager, One Group, Banc One Investment Advisors Corp. From
                               January 1998 to July 1999, Vice President, Ohio Bankers
                               Association. From July 1990 through December 1997, Vice
                               President, Client Services, BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS. From June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Officer is indefinite. As of December 31, 2003, there were 58 portfolios within the Fund complex.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs of investing in the Funds and compare this cost with the ongoing costs of investing in other mutual funds. The examples assume that you had a $10,000 investment in the Fund at the beginning of the reporting period and continued to hold your shares at the end of the reporting period. The examples also assume that all dividends and distributions have been reinvested.

The examples use the actual net operating expenses applicable to that class for the period July 1, 2003 through December 31, 2003, including account fees (if any). The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the period July 1, 2003 through December 31 2003, and one using a hypothetical 5% annual return (2.50% for the reporting period). The net operating expenses are charged directly to the Fund and reduce the total return of the Fund.

Please note that the examples do not reflect any transactions costs, such as sales charges (loads), redemption fees or exchanges fees. If these transactional costs were included, your costs would have been higher.

                                                              INVESTMENT                      SHAREHOLDER
                                                               ADVISORY     ADMINISTRATION     SERVICING        OTHER
                                              TOTAL RETURN     FEES(1)         FEES(2)          FEES(3)      EXPENSES(4)
                                              ------------    ----------    --------------    -----------    -----------
INSTITUTIONAL PRIME MONEY MARKET FUND
                        Actual period
  Class I               return..............      0.49%           $5              3               --              1
                        Hypothetical
                        return..............      2.50%           $5              3               --              1
                        Actual period
  Class S               return..............      0.36%           $5              3               13              1
                        Hypothetical
                        return..............      2.50%           $5              3               13              1
                        Actual period
  Administrative Class  return..............      0.44%           $5              3                5              1
                        Hypothetical
                        return..............      2.50%           $5              3                5              1

TREASURY ONLY MONEY MARKET FUND
                        Actual period
  Class I               return..............      0.43%           $4              3               --              1
                        Hypothetical
                        return..............      2.50%           $4              3               --              1
                        Actual period
  Class S               return..............      0.31%           $4              3               13              1
                        Hypothetical
                        return..............      2.50%           $4              3               13              1
                        Actual period
  Administrative Class  return..............      0.38%           $4              3                5              1
                        Hypothetical
                        return..............      2.50%           $4              3                5              1

GOVERNMENT MONEY MARKET FUND
                        Actual period
  Class I               return..............      0.48%           $4              3               --             --(a)
                        Hypothetical
                        return..............      2.50%           $4              3               --             --(a)
                        Actual period
  Class S               return..............      0.36%           $4              3               13             --(a)
                        Hypothetical
                        return..............      2.50%           $4              3               13             --(a)
                        Actual period
  Administrative Class  return..............      0.43%           $4              3                5             --(a)
                        Hypothetical
                        return..............      2.50%           $4              3                5             --(a)


                        TOTAL NET
                        EXPENSES
                        ---------
INSTITUTIONAL PRIME MONEY MARKET FUND
  Class I                  $ 9
                           $ 9
  Class S                  $22
                           $22
  Administrative Class     $14
                           $14
TREASURY ONLY MONEY MARKET FUND
  Class I                  $ 8
                           $ 8
  Class S                  $21
                           $21
  Administrative Class     $13
                           $13
GOVERNMENT MONEY MARKET FUND
  Class I                  $ 7
                           $ 7
  Class S                  $20
                           $20
  Administrative Class     $12
                           $12

------------

(a) Amount less than $1.

(1) Investment Advisory Fees are paid to Banc One Investment Advisors Corporation, an indirect wholly-owned subsidiary of Bank One Corporation, for investment advisory services. See Notes to Financial Statements for details.

(2) Administration Fees are paid to One Group Administrative Services, Inc., an affiliate of Bank One Corporation, for various administrative services, including among other things fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

(3) Shareholder Servicing Fees are paid to various shareholder servicing agents, which may include the Advisor and its affiliates, for providing certain services to the holders of these shares. See Notes to Financial Statements for details.

(4) Other Expenses are paid to various service providers that are generally not affiliated with Bank One Corporation. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

                     [This page intentionally left blank.]


ONE GROUP MUTUAL FUNDS      INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT      December 31, 2003

SEMI-ANNUAL REPORT


                                                   [ONE GROUP MUTUAL FUNDS LOGO]


One Group Mutual Funds are distributed
by One Group Dealer Services, Inc.,
which is an affiliate of Bank One
Corporation. Affiliates of Bank One
Corporation receive fees for providing
various services to the funds.

Call One Group Dealer Services at
1-800-480-4111 for a prospectus
containing complete information about
charges and expenses. Read carefully
before investing. Past performance
is no guarantee of future results.

A description of the policies and
procedures that the Funds use to
determine how to vote proxies
relating to portfolio securities is
available (i) without charge, upon
request, by calling 1-800-480-4111;
(ii) on the Funds' website at
http://www.onegroup.com; and (iii)
on the Commission's website at
http://www.sec.gov.



TOG-F-039 (2/04)

MONEY MARKET INVESTING


                                                [ONE GROUP MUTUAL FUNDS LOGO]



   One Group

       SEMI-ANNUAL REPORT

       Six Months Ended December 31, 2003



            [logo] MONEY MARKET FUNDS

                   Prime Money Market Fund

                   U.S. Treasury Securities Money Market Fund

                   U.S. Government Securities Money Market Fund

                   Municipal Money Market Fund

                   Michigan Municipal Money Market Fund

                   Ohio Municipal Money Market Fund














       NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE


       This material must be preceded or accompanied by a current prospectus.

ONE GROUP MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Schedules of Portfolio Investments .........................    2

Statements of Assets and Liabilities .......................   21

Statements of Operations ...................................   22

Statements of Changes in Net Assets ........................   23

Financial Highlights .......................................   25

Notes to Financial Statements ..............................   28

Trustees ...................................................   32

Officers ...................................................   33

Schedule of Shareholder Expenses ...........................   34

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 2

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMERCIAL PAPER (26.7%):
Asset Backed (21.1%):
$ 45,000    Bavaria TRR Corp., 1.12%,
              1/9/04.......................  $   44,989
  50,000    Bavaria TRR Corp., 1.12%,
              1/15/04......................      49,978
  30,591    Concord Minutemen Capital Co.,
              L.L.C., 1.07%, 1/21/04.......      30,573
  75,000    Concord Minutemen Capital Co.,
              L.L.C., 1.15%, 2/6/04........      74,914
 100,000    Concord Minutemen Capital Co.,
              L.L.C., 1.14%, 2/11/04.......      99,870
  69,447    Crown Point Capital Co.,
              L.L.C., 1.07%, 1/16/04.......      69,415
 100,000    Galaxy Funding, Inc., 1.12%,
              2/4/04.......................      99,894
 101,545    Giro Multi-Funding Corp.,
              1.11%, 1/20/04...............     101,486
  38,458    Giro Multi-Funding Corp.,
              1.14%, 3/15/04...............      38,368
 100,000    Grampian Funding Ltd., 1.10%,
              2/25/04......................      99,832
  85,000    Grampian Funding Ltd., 1.09%,
              3/25/04......................      84,784
  70,000    Greyhawk Funding, L.L.C.,
              1.12%, 2/17/04...............      69,898
  55,000    K2 (USA) L.L.C., 1.14%,
              1/26/04......................      54,956
  38,000    K2 (USA) L.L.C., 1.15%,
              2/17/04......................      37,943
 102,000    K2 (USA) L.L.C., 1.15%,
              2/26/04......................     101,818
  90,000    K2 (USA) L.L.C., 1.16%,
              2/27/04......................      89,835
 100,000    Lexington Parker Capital Co.,
              L.L.C., 1.10%, 1/26/04.......      99,924
 100,000    Lexington Parker Capital Co.,
              L.L.C., 1.16%, 3/2/04........      99,803
  20,000    Mane Funding Corp., 0.00%,
              1/22/04......................      19,987
 130,000    Montauk Funding Corp., 1.12%,
              1/7/04.......................     129,975
 100,000    Montauk Funding Corp., 1.11%,
              1/20/04......................      99,941
  24,110    Ness L.L.C., 1.08%, 1/22/04....      24,095
  23,342    Ness L.L.C., 1.08%, 1/23/04....      23,327
  50,000    Newport Funding Corp., 1.13%,
              2/5/04.......................      49,945
 133,000    Sheffield Receivables Corp.,
              1.10%, 1/5/04................     132,983
 100,000    Special Purpose Accounts
              Receivable Cooperative,
              1.11%, 1/14/04...............      99,960
  50,000    Special Purpose Accounts
              Receivable Cooperative,
              1.10%, 1/28/04...............      49,959

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 50,000    Special Purpose Accounts
              Receivable Cooperative,
              1.11%, 2/9/04................  $   49,940
  40,000    Special Purpose Accounts
              Receivable Cooperative,
              1.14%, 4/16/04...............      39,866
                                             ----------
                                              2,068,258
                                             ----------
Banking (3.1%):
 100,000    Stadshypotek Delaware, 1.10%,
              1/23/04......................      99,933
 100,000    UBN Delaware, Inc., 1.16%,
              2/5/04.......................      99,887
 100,000    UBN Delaware, Inc., 1.11%,
              2/12/04......................      99,871
                                             ----------
                                                299,691
                                             ----------
Banking -- Foreign (1.0%):
 100,000    Natexis U.S. Finance Corp.,
              1.11%, 2/13/04...............      99,867
                                             ----------
Financial Services (1.5%):
 100,000    Goldman Sachs Group, Inc.,
              1.01%, 7/2/04*...............     100,000
  45,000    Morgan Stanley & Co., 1.13%,
              8/27/04*.....................      45,000
                                             ----------
                                                145,000
                                             ----------
  Total Commercial Paper                      2,612,816
                                             ----------
EXTENDABLE COMMERCIAL NOTES (8.1%):
Asset Backed (8.1%):
  46,515    ASAP Funding Ltd., 1.12%,
              1/21/04......................      46,486
 100,000    ASAP Funding Ltd., 1.12%,
              1/29/04......................      99,913
 128,591    ASAP Funding Ltd., 1.12%,
              1/30/04......................     128,475
 130,000    ASAP Funding Ltd., 1.12%,
              2/24/04......................     129,781
 113,157    Newcastle (Discover Card Master
              Trust), 1.10%, 1/20/04.......     113,091
  58,000    Newcastle (Discover Card Master
              Trust), 1.10%, 1/22/04.......      57,963
  54,100    Park Granada L.L.C., 1.11%,
              1/9/04.......................      54,087
  60,000    Park Granada L.L.C., 1.12%,
              1/21/04......................      59,963
  50,000    Park Granada L.L.C., 1.11%,
              2/9/04.......................      49,940
  15,000    Park Granada L.L.C., 1.11%,
              2/17/04......................      14,978

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
EXTENDABLE COMMERCIAL NOTES, CONTINUED:
Asset Backed, continued:
$ 35,000    Park Granada L.L.C., 1.11%,
              2/17/04......................  $   34,949
                                             ----------
  Total Extendable Commercial Notes             789,626
                                             ----------
CORPORATE NOTES/MEDIUM TERM NOTES (29.2%):
Asset Backed (26.9%):
  50,000    Belford Funding Co., L.L.C.,
              1.16%, 4/22/04*..............      49,998
  50,000    Belford Funding Co., L.L.C.,
              1.17%, 8/5/04*...............      49,997
  50,000    Belford Funding Co., L.L.C.,
              1.17%, 9/3/04*...............      49,997
  50,000    Belford Funding Co., L.L.C.,
              1.17%, 10/7/04*..............      50,000
  50,000    Blue Heron Funding Ltd., 1.18%,
              5/19/04*.....................      50,000
 105,000    Blue Heron Funding Ltd., 1.17%,
              5/28/04*.....................     105,000
 103,000    Blue Heron Funding Ltd., 1.18%,
              10/15/04*....................     103,000
  59,000    Blue Heron Funding Ltd., 1.18%,
              12/17/04*....................      59,000
  56,000    Concord Minutemen Capital Co.,
              L.L.C., Series B, 1.18%,
              1/5/05*......................      56,000
  50,500    Concord Minutemen Capital Co.,
              L.L.C., Series B, 1.18%,
              1/5/05*......................      50,500
  43,000    Concord Minutemen Capital Co.,
              L.L.C., Series B, 1.18%,
              1/6/05*......................      43,000
  75,500    Concord Minutemen Capital Co.,
              L.L.C., Series B, 1.18%,
              1/10/05*.....................      75,500
  75,500    Halogen Funding Co., L.L.C.,
              1.18%, 1/5/05*...............      75,500
 115,000    K2 (USA) L.L.C., 1.10%,
              2/10/04*.....................     115,000
  46,500    Leafs L.L.C., 1.16%,
              2/20/04*.....................      46,500
  75,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 1.12%,
              1/27/04*.....................      74,999
  75,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 1.14%,
              4/15/04*.....................      75,000
 120,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 1.12%,
              7/28/04*.....................     119,983
 150,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 1.12%,
              10/7/04*.....................     149,959
  50,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 1.13%,
              11/3/04*.....................      49,985

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$ 50,000    Liquid Funding Ltd., 1.15%,
              7/29/04*.....................  $   50,000
  80,000    Premium Asset Trust Series
              2003-5, 1.19%, 1/1/05*.......      80,000
  90,000    Putnam Structured Product,
              Series 02-1, 1.25%,
              5/1/04*......................      90,000
 168,000    Racers, Series 00-7-MM, 1.37%,
              3/1/04*......................     168,000
  50,000    Racers, Series 03-14-C, 1.11%,
              8/27/04*.....................      49,957
  85,000    Sigma Finance, Inc., 1.12%,
              1/15/04*.....................      85,000
 100,000    Sigma Finance, Inc., 1.10%,
              5/27/04*.....................      99,992
  50,000    Structured Asset Repackaged
              Trust, Series 03-8, 1.20%,
              10/15/04.....................      50,000
 253,000    Structured Products Asset
              Returns Certificates, Series
              03-5, 1.21%, 1/26/04*........     253,001
  95,000    Syndicated Loan Funding Trust,
              Series 03-2, 1.30%,
              3/19/04*.....................      95,000
  75,000    Syndicated Loan Funding Trust,
              Series 03-4, 1.30%,
              5/12/04*.....................      75,000
  82,000    Winston Funding Ltd., 1.21%,
              10/25/04*....................      82,000
                                             ----------
                                              2,626,868
                                             ----------
Banking (2.3%):
 150,000    HBOS Treasury Services, PLC,
              1.19%, 11/20/07*.............     150,000
  75,000    Wells Fargo & Co., 1.16%,
              1/2/08*......................      75,000
                                             ----------
                                                225,000
                                             ----------
  Total Corporate Notes/Medium Term Notes     2,851,868
                                             ----------
MUNICIPAL NOTES AND BONDS (2.7%):
Brokerage Services (0.4%):
  41,675    Lehman Floater and Trust
              Receipts, Series 03-HIJ,
              1.14%, 9/30/04, INS: MBIA*...      41,675
                                             ----------
New Jersey (0.9%):
  86,500    New Jersey Economic Development
              Authority, Revenue, 1.25%,
              2/15/29*.....................      86,500
                                             ----------

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 4

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
MUNICIPAL NOTES AND BONDS, CONTINUED:
New York (1.4%):
$139,750    New York City Transitional
              Finance Authority, Revenue,
              Series B, 1.25%, 5/1/30, LIQ:
              Westdeutsche Landesbank*.....  $  139,750
                                             ----------
  Total Municipal Notes and Bonds               267,925
                                             ----------
FUNDING AGREEMENTS (7.8%):
Insurance (7.8%):
  75,000    AIG Life Insurance Co., 1.24%,
              12/30/04*....................      75,000
 100,000    Allstate Life Insurance Co.,
              1.32%, 8/16/04*..............     100,000
  75,000    General Electric Capital
              Assurance Co., 1.23%,
              5/3/04*......................      75,000
 100,000    Metropolitan Life Insurance
              Co., 1.24%, 3/15/04*.........     100,000
  50,000    New York Life Insurance Co.,
              1.23%, 2/27/04*..............      50,000
  50,000    Transamerica Life Insurance &
              Annuity Co., 1.23%,
              12/7/04*.....................      50,000
 315,000    Transamerica Occidental Life
              Insurance Company, 1.33%,
              1/7/05 *.....................     315,000
                                             ----------
  Total Funding Agreements                      765,000
                                             ----------
CERTIFICATES OF DEPOSIT (5.6%):
Banking (0.7%):
  72,000    Natexis Banque
              Populaires -- N.Y. Branch,
              1.21%, 5/12/04...............      72,002
                                             ----------
Euro (0.5%):
 200,000    Nordeutsche Landesbank, 1.41%,
              8/5/04.......................     200,006
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CERTIFICATES OF DEPOSIT (5.6%):, CONTINUED:
Yankee (2.4%):
$225,000    Canadian Imperial Bank of
              Commerce, 1.18%, 3/17/08*....  $  225,000
                                             ----------
  50,000    Nordeutsche Landesbank, 1.44%,
              11/16/04.....................      49,997
                                             ----------
                                                274,997
                                             ----------
Total Certificates of Deposit                   547,005
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (7.0%):
Fannie Mae (5.4%):
 100,000    1.08%, 7/23/04.................     100,000
 100,000    1.20%, 8/16/04.................     100,000
 100,000    1.50%, 11/16/04................     100,000
 100,000    1.55%, 11/26/04................     100,000
  50,000    1.55%, 12/6/04.................      50,000
  75,000    1.60%, 12/29/04................      75,000
                                             ----------
                                                525,000
                                             ----------
Federal Home Loan Bank (1.0%):
 100,000    1.17%, 7/30/04.................     100,000
                                             ----------
Freddie Mac (0.6%):
  60,590    1.40%, 11/9/04.................      60,590
                                             ----------
  Total U.S. Government Agency Securities       685,590
                                             ----------
REPURCHASE AGREEMENTS (9.8%):
 954,196    Mortgage Backed Joint
              Repurchase Agreement, 1.01%,
              1/2/04 (Proceeds at maturity
              $954,223, collateralized by
              various U.S. Government
              Agency securities)...........     954,196
                                             ----------
Total Repurchase Agreements                     954,196
                                             ----------
INVESTMENT COMPANIES (3.1%):
 300,000    STIC Liquid Assets Portfolio...     300,000
                                             ----------
  Total Investment Companies                    300,000
                                             ----------
Total (Amortized Cost $9,774,026) (a)        $9,774,026
                                             ==========

------------
Percentages indicated are based on net assets of $9,772,364.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. TREASURY OBLIGATIONS (29.3%):
U.S. Treasury Bills (12.8%):
$  100,000   1/22/04......................  $   99,943
   100,000   1/29/04......................      99,924
   100,000   2/5/04.......................      99,901
   100,000   2/12/04......................      99,880
   100,000   2/19/04......................      99,859
   100,000   2/26/04......................      99,840
   100,000   3/4/04.......................      99,819
                                            ----------
                                               699,166
                                            ----------
U.S. Treasury Notes (16.5%):
   250,000   3.63%, 3/31/04...............     251,436
   100,000   3.38%, 4/30/04...............     100,682
   150,000   2.88%, 6/30/04...............     151,347
   100,000   2.25%, 7/31/04...............     100,651
   100,000   2.13%, 8/31/04...............     100,626
   100,000   5.88%, 11/15/04..............     103,971
    50,000   2.00%, 11/30/04..............      50,232
    50,000   1.75%, 12/31/04..............      50,139
                                            ----------
                                               909,084
                                            ----------
  Total U.S. Treasury Obligations            1,608,250
                                            ----------

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
REPURCHASE AGREEMENTS (70.7%):
$  100,000   CS First Boston, 1.15%,
               8/9/04 (Proceeds at
               maturity $101,245,
               collateralized by various
               U.S. Treasury
               securities)................  $  100,000
   500,000   GNMA Joint Repurchase
               Agreement, 0.97%, 1/2/04
               (Proceeds at maturity
               $500,027, collateralized by
               various U.S. Treasury
               securities)................     500,000
   150,000   Goldman Sachs, 1.03%, 1/5/04
               (Proceeds at maturity
               $150,433, collateralized by
               various U.S. Treasury
               securities)................     150,000
   100,000   Goldman Sachs, 1.03%, 1/7/04
               (Proceeds at maturity
               $100,020, collateralized by
               various U.S. Treasury
               securities)................     100,000
 1,972,154   Treasury Joint Repurchase
               Agreement, 0.83%, 1/2/04
               (Proceeds at maturity
               $1,972,245, collateralized
               by various U.S. Treasury
               securities)................   1,972,154
   900,000   UBS Warburg, 0.97%, 1/5/04
               (Proceeds at maturity
               $900,121,collateralized by
               various U.S. Treasury
               securities)................     900,000
   150,000   UBS Warburg, 1.03%, 1/5/04
               (Proceeds at maturity
               $150,433, collateralized by
               various U.S. Treasury
               securities)................     150,000
                                            ----------
  Total Repurchase Agreements                3,872,154
                                            ----------
Total (Amortized Cost $5,480,404) (a)       $5,480,404
                                            ==========

------------
Percentages indicated are based on net assets of $5,481,103.

(a) Aggregate cost for federal income tax purposes differs from cost for financial purposes by less than 2% of net assets and is therefore considered substantially the same.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 6

ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES (69.3%):
Fannie Mae (27.5%):
$ 13,276    1.05%, 1/7/04....................  $ 13,274
  21,550    1.24%,1/9/04.....................    21,544
   6,665    1.14%, 2/6/04....................     6,657
  10,000    1.27%, 3/5/04....................     9,977
   5,000    3.63%, 4/15/04...................     5,033
   6,500    5.63%, 5/14/04...................     6,600
  10,000    3.00%, 6/15/04...................    10,080
  10,000    1.20%, 8/16/04...................    10,000
  10,000    1.30%, 8/31/04...................     9,996
  25,000    1.00%, 9/10/04*..................    24,995
  13,100    1.28%, 9/17/04...................    12,979
  15,000    1.47%, 9/22/04...................    15,000
  15,000    1.50%, 9/24/04...................    15,000
  20,000    1.00%, 10/28/04*.................    19,995
  10,000    1.40%, 11/9/04...................    10,000
  15,000    1.50%, 11/16/04..................    15,000
  10,000    1.55%, 11/26/04..................    10,000
  10,000    1.60%, 12/29/04..................    10,000
  10,000    1.63%, 1/3/05....................    10,000
  20,000    1.09%, 2/18/05*..................    19,997
                                               --------
                                                256,127
                                               --------
Federal Farm Credit Bank (12.4%):
  30,000    1.04%, 10/28/04*.................    29,996
  25,000    1.08%, 2/10/05*..................    24,997
  15,000    1.06%, 3/17/05*..................    14,996
  20,000    1.06%, 9/2/05*...................    20,000
  25,000    1.05%, 2/24/06*..................    25,000
                                               --------
                                                114,989
                                               --------
Federal Home Loan Bank (9.2%):
  10,000    3.75%, 2/13/04...................    10,029
  15,000    1.08%, 3/5/04*...................    15,000
  15,000    1.01%, 7/14/04*..................    14,998
  10,000    1.17%, 7/30/04...................    10,000
  20,000    1.06%, 2/25/05*..................    19,994
  15,000    1.05%, 4/7/05*...................    14,998
                                               --------
                                                 85,019
                                               --------

PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac (19.1%):
$ 18,900    1.09%, 1/5/04....................  $ 18,898
  13,024    1.02%, 1/30/04...................    13,013
  10,000    1.10%, 2/2/04....................     9,990
  10,000    1.26%, 2/17/04...................     9,983
   5,000    1.28%, 2/26/04...................     4,990
  16,000    1.10%, 3/17/04...................    15,963
  15,763    1.13%, 3/25/04...................    15,721
   4,000    3.75%, 4/15/04...................     4,027
  15,000    1.13%, 6/17/04...................    14,921
  10,000    1.30%, 8/12/04...................     9,919
  15,000    1.35%, 11/3/04...................    14,975
   5,000    1.40%, 11/3/04...................     5,000
  20,000    1.15%, 9/9/05*...................    20,001
  20,000    1.11%, 10/7/05*..................    20,000
                                               --------
                                                177,401
                                               --------
Student Loan Marketing Assoc. (1.1%):
  10,000    4.75%, 4/23/04...................    10,105
                                               --------
  Total U.S. Government Agency Securities       643,641
                                               --------
REPURCHASE AGREEMENTS (30.7%):
 285,137    Government Agency Joint
              Repurchase Agreement, 0.98%,
              1/2/04 (Proceeds at maturity
              285,145, collateralized by
              various U.S. Government Agency
              securities)....................   285,137
                                               --------
  Total Repurchase Agreements                   285,137
                                               --------
Total (Amortized Cost $928,778) (a)            $928,778
                                               ========

------------
Percentages indicated are based on net assets of $928,889.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ANTICIPATION NOTES (7.5%):
California (1.7%):
 $25,000    Los Angeles, Tax & Revenue
              Anticipation Notes, GO, 2.00%,
              6/30/04.......................  $   25,130
                                              ----------
Idaho (1.1%):
  15,000    State Tax Anticipation Notes,
              2.00%, 6/30/04................      15,088
                                              ----------
Illinois (0.8%):
  10,500    Chicago Park District Tax
              Anticipation Warrants, Series
              A, 1.74%, 5/3/04..............      10,533
                                              ----------
Iowa (1.1%):
  15,000    State School Cash Anticipation
              Program, Series 03-04, 2.00%,
              6/18/04, INS: FSA.............      15,079
                                              ----------
Ohio (1.3%):
  13,000    Cincinnati City School District,
              Bond Anticipation Notes,
              1.30%, 1/20/04................      13,003
   1,500    Powell, Bond Anticipation Notes,
              GO, 1.50%, 11/3/04............       1,504
   4,000    University of Cincinnati General
              Receipts Revenue, Series A,
              1.75%, 3/18/04................       4,005
                                              ----------
                                                  18,512
                                              ----------
Texas (1.5%):
  20,000    State Tax & Revenue Anticipation
              Notes, 2.00%, 8/31/04.........      20,112
                                              ----------
  Total Anticipation Notes                       104,454
                                              ----------
TAX FREE COMMERCIAL PAPER (2.7%):
Colorado (0.4%):
   5,000    Regional Transportation District
              Sales Tax Revenue, 1.05%,
              3/2/04, LOC: Westdeutsche
              Landesbank....................       5,000
                                              ----------
Indiana (2.3%):
  15,000    Development Finance Authority,
              Solid Waste Revenue, Pure Air
              Project, Series 90, AMT,
              1.10%, 1/9/04, LOC: Landesbank
              Hessen-Thueringen.............      15,000
  18,000    Development Finance Authority,
              Solid Waste Revenue, Pure Air
              Project, Series 91, AMT,
              1.10%, 1/9/04, LOC: Landesbank
              Hessen-Thueringen.............      18,000
                                              ----------
                                                  33,000
                                              ----------
  Total Tax Free Commercial Paper                 38,000
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL NOTES AND BONDS (8.2%):
Arizona (0.8%):
 $10,965    Pima County, Single Family
              Housing, 1.13%, 4/25/13, GTY:
              GE* (b).......................  $   10,965
                                              ----------
District of Columbia (2.5%):
  35,000    Housing Finance Agency, Single
              Family Mortgage Revenue, AMT,
              1.14%, 12/1/53, GTY: GE* (b)..      35,000
                                              ----------
Indiana (0.4%):
   5,000    State Housing Finance Authority,
              Single Family Mortgage
              Revenue, Series E-03, AMT,
              1.25%, 1/6/05.................       5,000
                                              ----------
Maryland (0.6%):
   7,745    Prince Georges County Housing
              Authority, Single Family
              Mortgage Revenue, 1.08%,
              6/25/04, GTY: GE* (b).........       7,745
                                              ----------
Michigan (2.8%):
   8,000    Municipal Bond Authority,
              Revenue, Series B-1, 2.00%,
              8/20/04.......................       8,049
  17,000    Municipal Bond Authority,
              Revenue, Series B-2, 2.00%,
              8/23/04.......................      17,105
   4,495    Munitops Trust, Series 03-10,
              1.17%, 5/1/11, INS: FGIC, LIQ:
              ABN AMRO (b)..................       4,495
   3,000    State Housing Development
              Authority, Series B, AMT,
              1.22%, 12/1/04................       3,000
   6,545    State Housing Development
              Authority, Series C, AMT,
              1.22%, 6/1/30, INS: FSA, LIQ:
              Dexia Public Finance..........       6,545
                                              ----------
                                                  39,194
                                              ----------
Oregon (1.0%):
   4,000    State Housing & Community
              Services Department, Single
              Family Mortgage Revenue,
              Series M, 1.20%, 7/1/19.......       4,000
  10,000    State Housing & Community
              Services Department, Single
              Family Mortgage Revenue,
              Series N, AMT, 1.25%,
              7/1/19........................      10,000
                                              ----------
                                                  14,000
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 8

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL NOTES AND BONDS, CONTINUED:
Puerto Rico (0.1%):
 $ 1,220    Public Building Authority
              Revenue, 0.92%, 7/1/21, INS:
              AMBAC, LIQ: Merrill Lynch*
              (b)...........................  $    1,220
                                              ----------
  Total Municipal Notes and Bonds                113,124
                                              ----------
DAILY DEMAND NOTES (1.9%):
Michigan (1.3%):
  10,000    State Hospital Finance Authority
              Revenue, Crittenton Hospital,
              Series A, 1.31%, 3/1/30, LOC:
              Comerica Bank*................      10,000
   4,000    State Strategic Fund Revenue,
              Henry Ford Project, 1.33%,
              12/1/33, LOC: Comerica
              Bank*.........................       4,000
   2,325    University of Michigan, Hospital
              Revenue, Series 92-A, 1.30%,
              12/1/19*......................       2,325
     900    University of Michigan, Hospital
              Revenue, Series 98-A2, 1.30%,
              12/1/24*......................         900
                                              ----------
                                                  17,225
                                              ----------
Missouri (0.2%):
   3,100    St. Louis, IDA, Elderly Housing
              Revenue, Homer G. Phillips
              Project, Series B, AMT, 1.42%,
              12/1/31, LOC: U.S. Bancorp*...       3,100
                                              ----------
Ohio (0.4%):
     800    Cuyahoga County Revenue,
              Cleveland Clinic, Series B1,
              1.30%, 1/1/35, LOC: JP Morgan
              Chase*........................         800
   3,150    State Air Quality Development
              Authority Revenue, PCR, Ohio
              Edison Company, Series C, AMT,
              1.30%, 9/1/18, LOC: Barclay's
              Bank PLC*.....................       3,150
   1,800    State Solid Waste Revenue, BP
              Chemical, Inc. Project, AMT,
              1.34%, 8/1/34, GTY: BP*.......       1,800
     440    State Solid Waste Revenue, BP
              Exploration & Oil Project,
              AMT, 1.34%, 2/1/33, GTY:
              BP*...........................         440
                                              ----------
                                                   6,190
                                              ----------
  Total Daily Demand Notes                        26,515
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES (79.3%):
Arizona (1.6%):
 $13,765    Tucson, IDA, Multi-Family
              Housing Revenue, Series 02-A,
              1.27%, 1/15/32, INS: FNMA*....  $   13,765
   7,875    Tucson, Single Family Mortgage
              Revenue, Roaring Fork Trust,
              Series 01-A, AMT, 1.43%,
              1/1/34, LIQ: Bank of New York*
              (b)...........................       7,875
                                              ----------
                                                  21,640
                                              ----------
Arkansas (0.3%):
   3,720    State Development Finance
              Authority, IDR, Semco, Inc.
              Project, AMT, 1.40%, 12/1/19,
              LOC: Bank of America*.........       3,720
                                              ----------
California (0.8%):
  11,623    Newman Capital Trust, Series
              01-1, Class A, 1.43%, 4/7/31,
              GTY: FHLMC* (b)...............      11,623
                                              ----------
Colorado (3.7%):
   1,400    Colorado Springs YMCA, Pikes
              Peak Project, 1.30%, 11/1/22,
              LOC: Wells Fargo*.............       1,400
   9,800    Denver Airport System, Revenue,
              AMT, 1.22%, 11/15/25, LOC:
              Societe Generale*.............       9,800
   7,000    Denver City & County,
              Certificates of Participation,
              Wellington E Webb, Series
              03-C, 1.17%, 12/1/29, LOC:
              AMBAC, LIQ: Dexia Public
              Finance Bank*.................       7,000
   8,885    Denver City & County, Single
              Family Mortgage Revenue, AMT,
              1.43%, 11/1/32, LIQ: Bank of
              New York* (b).................       8,885
   5,335    El Paso County, Single Family
              Mortgage Revenue, AMT, 1.43%,
              11/1/33, LIQ: Bank of New
              York* (b).....................       5,335
  16,850    Park Creek Metro District,
              Revenue, Series C, 1.55%,
              12/1/24, GTY: Lehman Brothers*
              (b)...........................      16,850
   2,500    School of Mines, EDC, Revenue,
              1.35%, 9/1/26, LOC: Allied
              Irish Bank*...................       2,500
                                              ----------
                                                  51,770
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Florida (3.5%):
 $11,000    Highlands County Health
              Facilities Authority, Revenue,
              Adventist Health System,
              Series 2003-C, 1.45%,
              11/15/21, LIQ: Adventist
              Health System*................  $   11,000
  17,445    Palm Beach County, Education
              Facilites Authority, Revenue,
              Lynn University, 1.25%,
              11/1/21, LOC: Bank of
              America*......................      17,445
   5,055    Palm Beach County, Multi-Family
              Housing Revenue, Caribbean
              Villas, AMT, 1.20%, 9/15/28,
              GTY: FNMA*....................       5,055
  10,000    Palm Beach County, Revenue,
              Morse Obligation Group, 1.27%,
              5/1/33, LOC: Key Bank*........      10,000
   5,500    Palm Beach County, Revenue,
              Zoological Society, Inc.
              Project, AMT, 1.30%, 5/1/31,
              LOC: Northern Trust Co.*......       5,500
                                              ----------
                                                  49,000
                                              ----------
Georgia (1.9%):
   5,000    City of Atlanta, Airport
              Revenue, Series C3, 1.20%,
              1/1/30, INS: MBIA, LIQ:
              Westdeutsche Landesbank*......       5,000
  20,900    St. Mary's Developmental
              Authority, PCR,
              Trigen-Biopower, Inc. Project,
              AMT, 1.18%, 11/1/25, LOC:
              HSBC*.........................      20,900
                                              ----------
                                                  25,900
                                              ----------
Idaho (0.5%):
   6,920    State University Foundation,
              Inc., Revenue, L.E. & Thelma
              Stephens Project, 1.30%,
              5/1/21, LOC: Wells Fargo
              Bank*.........................       6,920
                                              ----------
Illinois (5.0%):
   5,000    Carol Stream, Multi-Family
              Housing Revenue, St. Charles
              Square, AMT, 1.30%, 3/15/27,
              GTY: FNMA*....................       5,000
   7,485    Chicago Board of Education,
              Merlots, Series A47, 1.21%,
              12/1/26, INS: FGIC, LIQ:
              Wachovia* (b).................       7,485
   2,871    Chicago O'Hare International
              Airport, Revenue, Second Lien,
              Series B, AMT, 1.25%, 1/1/18,
              LOC: Societe Generale*........       2,871

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois, continued:
 $10,000    Chicago O'Hare International
              Airport, Revenue, Series
              01-B6, AMT, 1.26%, 1/1/32,
              INS: AMBAC, LIQ: Wachovia*
              (b)...........................  $   10,000
   8,670    Cook County Community Schools,
              District #015, Palatine
              Putters, GO, Series 225,
              1.34%, 12/1/15, INS: FGIC,
              LIQ: JP Morgan Chase * (b)....       8,670
   7,755    Housing Development Authority,
              Multi-Family Revenue, Pheasant
              Ridge/ Hunter Apartments, AMT,
              1.35%, 4/1/32, LOC: ABN AMRO*
              (b)...........................       7,755
   7,640    Jacksonville, Industrial
              Revenue, AGI, Inc. Project,
              AMT, 1.40%, 2/1/26, LOC: Bank
              of America*...................       7,640
  16,370    State Putters, Series 133, GO,
              1.29%, 10/1/07, INS: FGIC,
              LIQ: JP Morgan Chase* (b).....      16,370
   4,130    Will & Kankakee County
              Development Authority, IDR,
              JRS Realty Association L.L.C.
              Project A, AMT, 1.55%,
              12/1/18, LOC: PNC Bank* (b)...       4,130
                                              ----------
                                                  69,921
                                              ----------
Indiana (0.7%):
   4,070    Health Facilities Financing
              Authority, Hospital Revenue,
              Mary Sherman Hospital, 1.30%,
              5/1/19, LOC: Fifth Third
              Bank*.........................       4,070
   1,650    Jasper, EDR, Best Chairs, Inc.,
              Project, AMT, 1.40%, 3/1/19,
              LOC: PNC Bank* (b)............       1,650
   3,370    Miami County, EDR, Dukes
              Memorial Hospital, Series
              2000, 1.30%, 10/1/30, LOC:
              Wells Fargo*..................       3,370
                                              ----------
                                                   9,090
                                              ----------
Iowa (1.8%):
   9,035    Finance Authority, Multi-Family
              Revenue, Prestwick Apartments,
              AMT, 1.43%, 6/20/36, LIQ: Bank
              of New York* (b)..............       9,035

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 10

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Iowa, continued:
 $15,760    Finance Authority, Private
              School Facilities Revenue,
              1.35%, 6/1/19, LOC: Allied
              Irish Bank* (b)...............  $   15,760
                                              ----------
                                                  24,795
                                              ----------
Kansas (2.2%):
   7,000    City of Independence, Matcor
              Metals, Inc., AMT, 1.45%,
              12/1/22, LOC: Comerica Bank*
              (b)...........................       7,000
  24,000    Sedgewick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Roaring Fork Trust,
              Series 01-B2, AMT, 1.43%,
              12/1/33, LIQ: Bank of New
              York* (b).....................      24,000
                                              ----------
                                                  31,000
                                              ----------
Kentucky (1.3%):
   5,100    Carroll County, Solid Waste
              Disposal Revenue, Acquisition
              Project, AMT, 1.15%, 5/1/31,
              LOC: Citibank*................       5,100
   1,585    City of Mayfield, League of
              Cities Lease Finance Program,
              Revenue, 1.33%, 7/1/26, LOC:
              PNC Bank*.....................       1,585
  12,000    Henderson County, Solid Waste
              Disposal Revenue, Hudson
              Foods, Inc., Project, AMT,
              1.34%, 3/1/15, LOC: AmSouth
              Bank*.........................      12,000
                                              ----------
                                                  18,685
                                              ----------
Michigan (14.5%):
   3,265    City of Dearborn, EDC, Revenue,
              Henry Ford Village, 1.30%,
              10/1/23, LOC: Comerica Bank*..       3,265
   5,640    Detroit Sewer Disposal System,
              Revenue, Merlot, Series
              01-A112, 1.21%, 7/1/32, INS:
              MBIA, LIQ: Wachovia* (b)......       5,640
  25,500    Higher Education Student Loan
              Authority, Revenue, Series
              X11-B, AMT, 1.11%, 10/1/13,
              INS: AMBAC, LIQ: Kredietbank
              KB*...........................      25,500
   6,500    Higher Education Student Loan
              Authority, Revenue, Series
              238, AMT, 1.33%, 6/1/19, INS:
              AMBAC, LIQ: JP Morgan Chase*
              (b)...........................       6,500

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 7,205    Higher Education Student Loan
              Authority, Revenue, Series B,
              Hope College, 1.32%, 4/1/32,
              LOC: Fifth Third Bank*........  $    7,205
   6,175    Higher Education Student Loan
              Authority, Revenue, Series
              XII-Y, AMT, 1.11%, 9/1/36,
              INS: AMBAC, LIQ: Lloyds
              Bank*.........................       6,175
   5,900    Oakland County, EDC, Cranbrook
              Education Community Project A,
              1.30%, 11/1/17, LIQ: Comerica
              Bank*.........................       5,900
   7,645    Oakland University, Revenue,
              1.25%, 3/1/31, INS: FGIC*.....       7,645
   3,630    State Housing Development
              Authority, Single Family
              Revenue, AMT, 1.33%, 6/1/11,
              INS: MBIA, LIQ: Landesbank
              Hessen Thueringen* (b)........       3,630
  24,865    State Housing Development
              Authority, Rental Housing
              Revenue, Series A, AMT, 1.25%,
              4/1/37, INS: MBIA, LIQ:
              Landesbank Hessen-
              Thueringen*...................      24,865
   2,795    State Strategic Fund, Limited
              Obligation Revenue, Wayne
              Disposal Oakland Project, AMT,
              1.25%, 3/1/05, LOC: Comerica
              Bank*.........................       2,795
   2,730    State Strategic Fund, Limited
              Obligation Revenue, Petosky
              Plastics, Inc. Project, AMT,
              1.45%, 8/1/16, LOC: Comerica
              Bank* (b).....................       2,730
   2,100    State Strategic Fund, Limited
              Obligation Revenue, Saginaw
              Products Corp. Project, AMT,
              1.45%, 9/1/17, LOC: Comerica
              Bank* (b).....................       2,100
   2,100    State Strategic Fund, Limited
              Obligation Revenue, Pyper
              Products Corp. Project, AMT,
              1.45%, 10/1/18, LOC: Comerica
              Bank* (b).....................       2,100
   1,390    State Strategic Fund, Limited
              Obligation Revenue, Quincy,
              Inc. Project, AMT, 1.45%,
              12/1/22, LOC: Comerica Bank*
              (b)...........................       1,390

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 4,150    State Strategic Fund, Limited
              Obligation Revenue, Van
              Poppelen Brothers, Series
              2000, AMT, 1.45%, 6/1/25, LOC:
              Comerica Bank* (b)............  $    4,150
   1,755    State Strategic Fund, Limited
              Obligation Revenue, Atmosphere
              Heat Treating, AMT, 1.45%,
              8/1/27, LOC: Comerica Bank*
              (b)...........................       1,755
   3,000    State Strategic Fund, Limited
              Obligation Revenue, JEB
              Properties, Inc. Project, AMT,
              1.45%, 9/1/30, LOC: Comerica
              Bank* (b).....................       3,000
   3,155    State Strategic Fund, Limited
              Obligation Revenue, Sterling
              Die & Engineering Project,
              AMT, 1.45%, 8/1/35, LOC:
              Comerica Bank* (b)............       3,155
   5,000    State Strategic Fund, Limited
              Obligation Revenue, Van Andel
              Research Institute Project,
              1.25%, 3/1/39, LOC: ABN
              AMRO*.........................       5,000
   3,400    State Strategic Fund, Limited
              Obligation Revenue, Artinian,
              Inc. Project, AMT, 1.45%,
              3/1/33, LOC: Comerica Bank*...       3,400
   1,210    State Strategic Fund, Limited
              Obligation Revenue, DuoForm
              Acquisition Project, AMT,
              1.45%, 7/1/21, LOC: Wachovia*
              (b)...........................       1,210
   3,000    State Strategic Fund, Limited
              Obligation Revenue, MANS
              Project, AMT, 1.45%, 4/1/15,
              LOC: Comerica Bank*...........       3,000
   3,950    State Strategic Fund, Limited
              Obligation Revenue, Van Andel
              Research Institute Project,
              1.25%, 12/1/21, LOC: ABN
              AMRO*.........................       3,950
  21,220    State University Revenue, Series
              00-A, 1.20%, 8/15/30, LIQ:
              Dexia Public Finance Bank*....      21,220
  10,750    State University Revenue, Series
              00-A, 1.20%, 8/15/30, LIQ:
              Dexia Public Finance Bank*....      10,750
  10,335    University of Michigan, Hospital
              Revenue, Series 95-A, 1.12%,
              12/1/27*......................      10,335

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 5,650    University of Michigan, Medical
              Service Plan, Series 95-A,
              1.12%, 12/1/27*...............  $    5,650
     975    Wayne County Airport, Series A,
              AMT, 1.21%, 12/1/08, INS: FSA,
              LIQ: Bayerische Landesbank*...         975
  14,820    Wayne County Airport, Series A,
              AMT, 1.13%, 12/1/16, INS:
              AMBAC, LIQ: Bayerische
              Landesbank*...................      14,820
                                              ----------
                                                 199,810
                                              ----------
Minnesota (0.9%):
   2,450    Higher Education Facilities
              Authority, Revenue, St.
              Catherine College, 1.25%,
              10/1/32, LOC: Allied Irish
              Bank*.........................       2,450
   1,500    Minneapolis, GO, 1.15%, 12/1/32,
              LIQ: Dexia Public Finance
              Bank*.........................       1,500
   3,250    St. Paul Housing & Redevelopment
              Authority, Revenue, Derham
              Hall Project, 1.30%, 2/1/26,
              LOC: Allied Irish Bank*.......       3,250
   5,000    State Higher Education
              Facilities Authority, Series
              5S, Mitchell Law, 1.30%,
              10/1/33, LOC: US Bank*........       5,000
                                              ----------
                                                  12,200
                                              ----------
Mississippi (1.0%):
  13,830    Home Corp., Single Family
              Mortgage Revenue, Series 02A,
              Roaring Fork 02-2, 1.43%,
              6/1/34, LIQ: Bank of New York*
              (b)...........................      13,830
                                              ----------
Missouri (1.7%):
  13,850    Housing Development Commission,
              Single Family Housing Revenue,
              AMT, 1.36%, 3/1/34, LIQ: Bank
              of America* (b)...............      13,850
   9,221    Newman Capital Trust, Series
              01-2, Class A, 1.48%, 4/11/33,
              GTY: FHLMC* (b)...............       9,221
                                              ----------
                                                  23,071
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 12

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Montana (0.5%):
 $ 6,955    State Board of Housing, Single
              Family Housing Revenue, Macon
              Trust 02-L, Series B-2, AMT,
              1.36%, 6/1/34, LIQ: Bank of
              America* (b)..................  $    6,955
                                              ----------
Nebraska (2.2%):
  27,700    America Public Energy Agency,
              Gas Supply Revenue, Series A,
              1.28%, 2/1/14, LIQ: Societe
              Generale*.....................      27,700
   2,375    Investment Finance Authority,
              Single Family Housing Revenue,
              Series H, AMT, 1.38%, 9/1/17,
              LIQ: Bank of America* (b).....       2,375
                                              ----------
                                                  30,075
                                              ----------
North Carolina (0.6%):
   8,820    Charlotte, Airport Revenue,
              Series A, AMT, 1.11%, 7/1/17,
              INS: MBIA, LIQ: JP Morgan
              Chase*........................       8,820
                                              ----------
Ohio (9.4%):
   6,125    Housing Finance Agency, Revenue,
              Assistanced Living Concepts,
              Series A-1, AMT, 1.33%,
              7/1/18, LOC: U.S. Bank*.......       6,125
   3,180    Housing Finance Agency, Revenue,
              Series C, AMT, 1.26%, 9/1/13,
              LIQ: Wachovia* (b)............       3,180
  13,025    Kent State University, Revenue,
              1.25%, 5/1/31, INS: MBIA, LIQ:
              Dexia Public Finance*.........      13,025
  10,220    Lake County Hospital Facilities,
              Revenue, Lake Hospital System
              Project, 1.22%, 12/1/32, INS:
              Radian Insurance, LIQ: Fleet
              National Bank*................      10,220
   9,995    Lyndhurst EDR, 1.32%, 5/1/27,
              LOC: National City Bank*......       9,995
   4,375    Mahoning County Hospital
              Facilities, Revenue, Forum
              Health Group, Series B, 1.32%,
              12/1/27, LOC: Fifth Third
              Bank*.........................       4,375
   4,800    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              1.20%, 4/1/29, LOC:
              Westdeutsche Landesbank*......       4,800

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 4,925    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              1.20%, 4/1/28, LOC:
              Westdeutsche Landesbank*......  $    4,925
   3,675    State University, Revenue,
              Series B, 1.07%, 12/1/19*.....       3,675
   8,675    Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-1, AMT,
              1.15%, 1/1/07, LIQ: SLMA*
              (b)...........................       8,675
  58,130    Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-2, AMT,
              1.15%, 8/1/10, LIQ: SLMA*
              (b)...........................      58,130
   3,110    Warren County, EDR, Ralph J.
              Stolle Countyside YMCA, 1.30%,
              8/1/20, LOC: Fifth Third Bank*
              (b)...........................       3,110
                                              ----------
                                                 130,235
                                              ----------
Oklahoma (0.4%):
   6,000    Industries Authority, Hospital
              Revenue, Deaconess Health Care
              Corp., Series A, 1.25%,
              10/1/17, LOC: KBC Bank
              N.V.*.........................       6,000
                                              ----------
Other (7.2%):
  15,000    Charter Mac, Revenue, AMT,
              1.38%, 9/1/40, INS: MBIA*
              (b)...........................      15,000
  24,500    Charter Mac, Revenue, AMT,
              1.43%, 4/1/43, INS: MBIA*
              (b)...........................      24,500
  10,000    Charter Mac, Revenue, AMT,
              1.43%, 6/1/44, INS: MBIA*
              (b)...........................      10,000
  49,524    Clipper State Street Trust,
              Series 02-9, GO, 1.53%,
              12/1/07, LIQ: State Street
              Bank* (b).....................      49,524
                                              ----------
                                                  99,024
                                              ----------
Pennsylvania (5.5%):
   4,290    Allegheny County, IDA, Revenue,
              Eye & Ear Properties Corp.,
              1.35%, 2/1/15, LOC: Allied
              Irish Bank*...................       4,290
   7,900    Allegheny County, IDA, Revenue,
              United Jewish Federation
              Project, Series B, 1.30%,
              10/1/25, LOC: PNC Bank* (b)...       7,900

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Pennsylvania, continued:
 $29,425    Delaware County Health
              Authority, Revenue, Mercy
              Health System, 1.35%,
              11/15/16, LOC: Westdeutsche
              Landesbank* (b)...............  $   29,425
  10,000    Higher Education Assistance
              Agency, Student Loan Revenue,
              AMT, 1.34%, 6/1/31, INS:
              AMBAC, LIQ: Lloyds Bank*......      10,000
  10,000    Lancaster County Hospital
              Authority, Revenue, Willow
              Valley, 1.35%, 12/1/32, INS:
              Radian Insurance, LIQ: Fleet
              National Bank*................      10,000
   4,800    State Economic Development
              Finance Authority, Revenue,
              Fabtech, Inc. Project, Series
              98-D, AMT, 1.40%, 6/1/10, LOC:
              PNC Bank*.....................       4,800
  10,000    State Intergovernmental
              Cooperative Authority, Special
              Tax Revenue, 1.24%, 6/15/22,
              INS: AMBAC, LIQ: JP Morgan
              Chase*........................      10,000
                                              ----------
                                                  76,415
                                              ----------
South Carolina (2.2%):
  10,000    Piedmont Municipal Power Agency,
              Electrical Revenue, Series B,
              1.20%, 1/1/19, INS: MBIA, LIQ:
              Credit Suisse*................      10,000
   8,900    State Educational Facilities
              Authority for Private
              Nonprofit Institutions,
              Converse College Project,
              1.25%, 7/1/15, LOC: Bank of
              America*......................       8,900
   8,885    State Jobs Economic Development
              Authority, 1.33%, 4/1/27, INS:
              Radian Insurance, LIQ:
              Wachovia*.....................       8,885
   2,350    State Jobs Economic Development
              Authority, IDR, Facilities
              Leasing Project, AMT, 1.40%,
              12/1/13, LOC: Bank of America*
              (b)...........................       2,350
                                              ----------
                                                  30,135
                                              ----------
Tennessee (0.2%):
   2,095    Montgomery County, Public
              Building Authority Revenue,
              1.25%, 7/1/19, LOC: Bank of
              America* (b)..................       2,095
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas (5.0%):
 $14,100    Capital Health Facilities
              Development Corp., Island on
              Lake Travis Ltd. Project, AMT,
              1.11%, 12/1/16, LOC: Credit
              Suisse First Boston*..........  $   14,100
   4,055    Dallas Fort Worth Airport
              Facilities, Learjet, Inc.
              Project, Series 01-A1, AMT,
              1.35%, 1/1/16, LOC: Bank of
              America*......................       4,055
   9,120    Dallas Fort Worth International
              Airport, Revenue, AMT, 1.33%,
              11/1/24, INS: FGIC, LIQ: JP
              Morgan Chase* (b).............       9,120
   5,235    Gulf Coast Waste Disposal
              Authority, Revenue, AMT,
              1.30%, 9/1/22, LOC: Wells
              Fargo*........................       5,235
   3,400    Lower Neches Valley Authority
              Revenue, AMT, 1.35%, 5/1/28,
              LOC: Fleet National Bank*.....       3,400
   4,655    Lubbock Housing Finance Corp.,
              Roaring Fork Trust, Single
              Family Housing Revenue, Series
              01-1, Class A, AMT, 1.43%,
              10/1/30, LIQ: Bank of New
              York* (b).....................       4,655
   5,190    Nacogdoches County, Hospital
              District Sales Tax Revenue,
              Series A59, 1.21%, 5/15/26,
              INS: AMBAC, LIQ: Wachovia*
              (b)...........................       5,190
   6,100    San Antonio Health Facilities
              Development Corp., Revenue,
              CTRC Clinical Foundation
              Project, 1.30%, 6/1/20, LOC:
              Wells Fargo*..................       6,100
   7,000    State Department Housing &
              Community Affairs,
              Multi-Family Housing Revenue,
              Timber Point Apartments,
              Series A-1, AMT, 1.25%,
              9/1/32, GTY: FHLMC*...........       7,000
   3,550    Tarrant County, Series 02-7,
              AMT, 1.43%, 6/1/34, LIQ: Bank
              of New York* (b)..............       3,550
   6,450    Trinity River Authority, Solid
              Waste Disposal Revenue,
              Community Waste Disposal
              Project, AMT, 1.30%, 5/1/21,
              LOC: Wells Fargo*.............       6,450
                                              ----------
                                                  68,855
                                              ----------

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 14

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Virginia (0.2%):
 $ 3,400    King George County Solid Waste
              IDA., Series 2003-A, AMT,
              1.30%, 6/1/28, INS:
              Wachovia*.....................  $    3,400
                                              ----------
Washington (2.2%):
  13,700    Snohomish County Public
              Hospital, Revenue, 1.15%,
              12/5/18, LOC: Bank of
              America*......................      13,700
   9,500    State Finance Commission, Avalon
              Ridge Apartments Project, AMT,
              1.25%, 5/15/26, LOC: FNMA*....       9,500
   6,700    State Health Care Facilities
              Authority, National Healthcare
              Research & Education Revenue,
              1.15%, 1/1/32, LOC: BNP
              Paribas*......................       6,700
                                              ----------
                                                  29,900
                                              ----------
West Virginia (0.8%):
  10,800    Putnam County, Solid Waste
              Disposal, Revenue, Toyota
              Motor Manufacturing Project,
              Series A, AMT, 1.13%, 8/1/29,
              GTY: Toyota*..................      10,800
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Wisconsin (0.9%):
 $ 5,100    Franklin Regional Solid Waste
              Disposal Revenue, Waste
              Management Income Project,
              AMT, 1.30%, 4/1/16, LOC:
              AMBAC, LIQ: Wachovia*.........  $    5,100
   7,500    Housing & Economic Development
              Authority, Home Ownership
              Revenue, Series B, AMT, 1.17%,
              9/1/34*.......................       7,500
                                              ----------
                                                  12,600
                                              ----------
Wyoming (0.6%):
   8,600    Green River, Solid Waste
              Disposal, Revenue, OCI Wyoming
              LP Project, AMT, 1.65%,
              8/1/17, LOC: Comerica Bank*...       8,600
                                              ----------
  Total Weekly Demand Notes                    1,096,884
                                              ----------
INVESTMENT COMPANIES (0.3%):
   4,806    TFIC Cash Reserve...............       4,806
                                              ----------
  Total Investment Companies                       4,806
                                              ----------
Total (Amortized Cost $1,383,783) (a)         $1,383,783
                                              ==========

------------
Percentages indicated are based on net assets of $1,384,704.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL NOTES AND BONDS (10.8%):
Michigan (8.5%):
 $5,095     Municipal Bond Authority, Revenue,
              Series 286, 1.00%, 7/1/04, LIQ:
              JP Morgan Chase*.................  $  5,095
  4,000     Munitops Trust, Detroit Public
              Schools, Series 03-10, GO, 1.17%,
              5/1/11, INS: FGIC, LIQ: ABN AMRO
              (b)..............................     4,000
  1,500     State Housing Development
              Authority, Single Family Housing
              Revenue, Series 03-B, AMT, 1.22%,
              12/1/04, GTY: Michigan State
              HDA..............................     1,500
                                                 --------
                                                   10,595
                                                 --------
Puerto Rico (2.3%):
  2,800     Public Building Authority Revenue,
              Series B, PA-577, 0.92%, 7/1/21,
              INS: AMBAC, LIQ: Merrill Lynch
              (b)..............................     2,800
                                                 --------
  Total Municipal Notes and Bonds                  13,395
                                                 --------
TAX FREE COMMERCIAL PAPER (9.0%):
Michigan (9.0%):
  6,500     State Housing Development
              Authority, Multi-Family Housing
              Revenue, AMT, 1.09%, 1/12/04,
              LOC: Landesbank
              Hessen-Thueringen................     6,500
  4,590     University Of Michigan, 1.04%,
              3/1/04, LIQ: University of
              Michigan.........................     4,590
                                                 --------
  Total Tax Free Commercial Paper                  11,090
                                                 --------
DAILY DEMAND NOTES (2.4%):
Michigan (2.4%):
  2,510     University of Michigan, Hospital
              Revenue, Series 92A, 1.30%,
              12/1/19, LIQ: University of
              Michigan*........................     2,510
    520     University of Michigan, Hospital
              Revenue, Series 98A-2, 1.30%,
              12/1/24, LIQ: University of
              Michigan*........................       520
                                                 --------
  Total Daily Demand Notes                          3,030
                                                 --------
WEEKLY DEMAND NOTES (77.8%):
Michigan (77.8%):
  2,495     City of Detroit, Resource Recovery,
              Series 01-A, AMT, 1.26%, 5/1/08,
              INS: AMBAC, LIQ: Wachovia* (b)...     2,495
  4,720     Detroit Sewer Disposal, Revenue,
              Series 01-A112, 1.21%, 7/1/32,
              INS: MBIA, LIQ: Wachovia*........     4,720
  1,050     Detroit Water Supply System,
              Revenue, Series 01-C, 1.12%,
              7/1/29, INS: FGIC*...............     1,050

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $4,300     Detroit, EDC, Waterfront
              Reclamation, Casino Project,
              Series 99A, 1.25%, 5/1/09, LOC:
              Bank of America*.................  $  4,300
  1,100     Detroit, EDC, Waterfront
              Reclamation, Casino Project,
              Series 99B, 1.25%, 5/1/09, LOC:
              Bank of America*.................     1,100
  6,000     Grand Rapids & Kent County Joint
              Building Authority, Revenue,
              DeVos Place Project, 1.15%,
              12/1/14, LIQ: JP Morgan Chase*
              (b)..............................     6,000
  3,490     Grand Rapids EDR, Holland Homes
              Project, 1.25%, 11/1/20, LOC:
              Fifth Third Bank*................     3,490
  1,700     Higher Education Student Loan
              Authority, Revenue, Series XII-B,
              AMT, 1.11%, 10/1/13, INS: AMBAC,
              LIQ: Kredietbank*................     1,700
    750     Higher Education Student Loan
              Authority, Revenue, Hope College,
              Series B, 1.32%, 4/1/32, LOC:
              Fifth Third Bank*................       750
  2,425     Higher Education Student Loan
              Authority, Revenue, Series XII-Y,
              AMT, 1.11%, 9/1/36, INS: AMBAC,
              LIQ: Lloyds Bank*................     2,425
  2,555     Jackson County, EDC, Revenue,
              Industrial Steel Treating Co.
              Project, AMT, 1.45%, 6/1/17, LOC:
              Comerica Bank*...................     2,555
  1,000     Kalamazoo County, EDC, Revenue, WBC
              Properties Ltd. Project, 1.35%,
              9/1/15, LOC: Fifth Third Bank*...     1,000
  4,600     Oakland County, EDC, Revenue,
              Cranbrook Education Community
              Project, Series A, 1.30%,
              11/1/17, LIQ: Comerica Bank*.....     4,600
  1,710     Oakland County, EDC, Revenue, IBC
              North America, Inc. Project, AMT,
              1.45%, 7/1/18, LOC: Comerica
              Bank*............................     1,710
  2,640     Oakland County, EDC, Revenue,
              Graph-Tech, Inc. Project, 1.35%,
              4/1/28, LOC: ABN AMRO*...........     2,640
  2,875     Oakland University, Revenue, 1.25%,
              3/1/31, INS: FGIC*...............     2,875
  5,000     State Building Authority, Revenue,
              Series 00-517X, 1.29%, 10/15/10,
              INS: FSA, LIQ: Morgan Stanley*...     5,000

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 16

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $1,000     State Hospital Finance Authority,
              Revenue, Hospital Equipment Loan
              Program, Series A, 1.13%,
              12/1/23, LOC: National City
              Bank*............................  $  1,000
  1,775     State Housing Development
              Authority, Multi-Family Housing
              Revenue, River Place Apartments,
              AMT, 1.16%, 6/1/18, LOC: Bank of
              New York*........................     1,775
  4,100     State Housing Development
              Authority, Multi-Family Housing
              Revenue, Parks of Taylor
              Apartments, Series A, 1.27%,
              8/15/32, GTY: FNMA*..............     4,100
  4,475     State Housing Development
              Authority, Revenue, Series A,
              AMT, 1.25%, 4/1/37, INS: MBIA,
              LIQ: Landesbank
              Hessen-Thueringen*...............     4,475
  1,700     State Strategic Fund, Limited
              Obligation Revenue, Commercial
              Tool & Die, Inc. Project, AMT,
              1.32%, 4/1/12, LOC: ABN AMRO*....     1,700
  1,500     State Strategic Fund, Limited
              Obligation Revenue, Washtenaw
              Christian Academy Project, 1.28%,
              11/1/33, LOC: ABN AMRO*..........     1,500
    795     State Strategic Fund, Revenue,
              Dennenlease L.L.C. Project, AMT,
              1.43%, 4/1/10, LOC: Fifth Third
              Bank*............................       795
    290     State Strategic Fund, Revenue,
              Ironwood Plastics, Inc. Project,
              AMT, 1.43%, 11/1/11, LOC:
              National City Bank*..............       290
  2,375     State Strategic Fund, Revenue,
              Custom Profile Project, AMT,
              1.45%, 1/1/26, LOC: Firstar
              Bank*............................     2,375
  1,565     State Strategic Fund, Revenue,
              DuoForm Acquisition Corp.
              Project, Series 01, AMT, 1.45%,
              7/1/21, LOC: Wachovia Bank*......     1,565
    800     State Strategic Fund, Revenue,
              Pinnacle Molded Plastics, AMT,
              1.31%, 11/1/09, LOC: ABN AMRO*...       800
  1,210     State Strategic Fund, Revenue,
              Quincy Street, Inc. Project, AMT,
              1.45%, 12/1/22, LOC: Comerica
              Bank*............................     1,210

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $2,300     State Strategic Fund, Revenue,
              Rapidline, Inc. Project, AMT,
              1.45%, 12/1/31, LOC: Firstar
              Bank*............................  $  2,300
  5,607     State Strategic Fund, Revenue,
              Solid Waste Disposal, Grayling
              Generating Project, AMT, 1.14%,
              1/1/14, LOC: Barclays Bank*......     5,607
  2,000     State Strategic Fund, Revenue,
              Steketee-Van Huis Project, AMT,
              1.45%, 5/1/21, LOC: Fifth Third
              Bank*............................     2,000
  3,445     State Strategic Fund, Revenue, Tim
              Properties L.L.C. Project, AMT,
              1.40%, 5/1/25, LOC: Fifth Third
              Bank*............................     3,445
    450     State Strategic Fund, Revenue, Van
              Andel Research Institute, 1.25%,
              12/1/21, LOC: ABN AMRO*..........       450
    500     State Strategic Fund, Revenue, Van
              Andel Research Institute, 1.25%,
              11/1/27, LOC: ABN AMRO*..........       500
    200     State University, Revenue, General
              Receipts, Series 00-A, 1.20%,
              8/15/30, LIQ: Dexia Public
              Finance Bank*....................       200
  4,640     State University, Revenue, General
              Receipts, Series 00-A, 1.20%,
              8/15/30, LIQ: Dexia Public
              Finance Bank*....................     4,640
    550     University of Michigan, Hospital
              Revenue, Series 95A, 1.12%,
              12/1/27, LIQ: University of
              Michigan*........................       550
    565     University of Michigan, Hospital
              Revenue, Series 95A, 1.12%,
              12/1/27, LIQ: University of
              Michigan*........................       565
  6,050     Wayne Charter County, Airport
              Revenue, Detroit Metropolitan
              County, Series B, AMT, 1.21%,
              12/1/08, INS: FSA, LIQ:
              Bayerische Landesbank/State
              Street Bank*.....................     6,050
                                                 --------
  Total Weekly Demand Notes                        96,302
                                                 --------
Total (Amortized Cost $123,817) (a)              $123,817
                                                 ========

------------
Percentages indicated are based on net assets of $123,846.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Variable rate securities. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
ANTICIPATION NOTES (9.7%):
Ohio (9.7%):
 $1,000     Butler County, Series A, GO, 2.00%,
              3/12/04..........................  $  1,002
  2,030     Butler County, GO, AMT, 1.50%,
              6/10/04..........................     2,033
  2,000     Cincinnati City School District,
              GO, 1.30%, 1/20/04...............     2,000
  1,000     City of Powell, GO, 1.65%,
              11/3/04..........................     1,004
  3,750     Independence, GO, 1.75%, 7/1/04....     3,766
  1,590     Ohio University, Athens, General
              Receipts, Series B, GO, 1.80%,
              5/3/04...........................     1,594
                                                 --------
  Total Anticipation Notes                         11,399
                                                 --------
MUNICIPAL NOTES AND BONDS (4.3%):
Ohio (1.1%):
  1,250     State Solid Waste Revenue, 1.34%,
              8/1/34...........................     1,250
                                                 --------
Puerto Rico (3.2%):
  3,800     Public Building Authority Revenue,
              Series B, PA-577, 0.92%, 7/1/21,
              INS: AMBAC, LIQ: Merrill Lynch...     3,800
                                                 --------
  Total Municipal Notes and Bonds                   5,050
                                                 --------
DAILY DEMAND NOTES (6.4%):
Ohio (6.4%):
    600     Cuyahoga County, Hospital Revenue,
              University Hospitals of
              Cleveland, 1.16%, 1/1/16, LOC: JP
              Morgan Chase*....................       600
    950     State Air Quality, Development,
              PCR, Ohio Edison Co. Project,
              Series C, AMT, 1.30%, 9/1/18,
              LOC: Barclays Bank/Morgan
              Stanley*.........................       950
    300     State Solid Waste Authority,
              Revenue, BP Exploration & Oil
              Project, AMT, 1.34%, 8/1/34, GTY:
              BP North America*................       300
    600     State Solid Waste Authority
              Revenue, BP Exploration & Oil
              Project, AMT, 1.34%, 8/1/34, GTY:
              BP North America*................       600
  1,580     State Solid Waste Authority,
              Revenue Bond, BP Exploration &
              Oil Project, AMT, 1.34%, 8/1/34,
              GTY: BP North America*...........     1,580
  3,500     State Water Development Authority,
              PCR, Edison Co. Project, Series
              B, AMT, 1.34%, 9/1/18, LOC:
              Barclays Bank*...................     3,500
                                                 --------
  Total Daily Demand Notes                          7,530
                                                 --------

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES (79.5%):
Ohio (79.5%):
 $5,000     ABN AMRO Munitops Certificates
              01-7, GO, 1.18%, 12/1/07, INS:
              AMBAC, LIQ: ABN-AMRO* (b)........  $  5,000
  1,000     Cleveland Airport System, Revenue,
              Series 97-D, AMT, 1.11%, 1/1/27,
              LOC: Westdeutsche Landesbank*....     1,000
    400     Cleveland Airport System, Revenue,
              Series 00-C, 1.25%, 1/1/31, INS:
              FSA, LIQ: Westdeutsche
              Landsbank*.......................       400
  2,000     Cleveland Airport System, Revenue,
              PT-799, AMT, 1.34%, 1/1/11, INS:
              FSA, LIQ: Merrill Lynch*.........     2,000
  2,400     Cuyahoga County, Economic
              Development, Revenue, Gilmore
              Academy Project, 1.30%, 2/1/22,
              LOC: Fifth Third Bank*...........     2,400
    800     Cuyahoga County, Economic
              Development, Revenue, Hathaway
              Brown School Project, 1.30%,
              11/1/24, LOC: Key Bank*..........       800
  4,400     Cuyahoga County, Health Care
              Facility, Revenue, 1.30%, 2/1/31,
              LOC: ABN AMRO*...................     4,400
  2,300     Cuyahoga County, Hospital Revenue,
              University Hospital Health,
              Series D, 1.27%, 1/15/29, INS:
              AMBAC, LIQ: JP Morgan Chase*.....     2,300
  3,210     Cuyahoga County, Revenue, AMT,
              1.25%, 12/1/12, LOC: National
              City Bank*.......................     3,210
  4,900     Franklin County, Healthcare
              Facilities Revenue, Refunding &
              Improvement, Series B, 1.30%,
              7/1/33, LOC: National City
              Bank*............................     4,900
  4,000     Franklin County, Hospital Revenue,
              Series II, 1.30%, 6/1/17, LIQ:
              Citigroup*.......................     4,000
    200     Franklin County, IDR, Inland
              Products, Inc. Project, AMT,
              1.40%, 6/1/04, LOC: PNC Bank*....       200
  5,550     Franklin County, Multi-Family
              Revenue, Ashton Square Apartments
              Project, AMT, 1.30%, 6/15/32,
              GTY: FNMA*.......................     5,550
  1,500     Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 1.22%,
              5/15/17, LOC: PNC Bank*..........     1,500
  2,660     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 1.12%,
              1/1/18, INS: MBIA, LIQ: Credit
              Suisse Group*....................     2,660

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 18

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $1,150     Hamilton County, Hospital
              Facilities Revenue, Series B,
              1.20%, 6/1/27, LOC: JP Morgan
              Chase*...........................  $  1,150
  3,500     Housing Finance Agency, Mortgage
              Revenue, Merlots Series A34, AMT,
              1.26%, 9/1/22, LOC: FHLB, LIQ:
              Wachovia*........................     3,500
  3,980     Housing Finance Agency, Revenue,
              Series A1, AMT, 1.33%, 7/1/18,
              LOC: US Bank*....................     3,980
  1,040     Huron County Economic Revenue,
              Norwalk Furniture Project, AMT,
              1.45%, 11/1/21, LOC: Comerica
              Bank*............................     1,040
  1,530     Kent State University, University
              Revenue, General Receipts, 1.25%,
              5/1/31, INS: MBIA, LIQ: Dexia
              Public Finance Bank*.............     1,530
    925     Lake County Hospital Facilities
              Revenue, Lake Hospital Systems,
              Inc., 1.22%, 12/1/32, INS: Radian
              Insurance, LIQ: Fleet National
              Bank*............................       925
  2,005     Lake County, Revenue, Pressure
              Technology, AMT, 1.45%, 7/1/09,
              LOC: Wachovia Bank*..............     2,005
    380     Mahoning County, Hospital
              Facilities Revenue, Forum Health
              Obligation Group, Series B,
              1.32%, 12/1/27, LOC: Fifth Third
              Bank*............................       380
  4,769     Montgomery County, Revenue, Lyons
              Gate Project, Series A, AMT,
              1.32%, 1/1/29, GTY: FHLB*........     4,769
  1,775     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series A, AMT,
              1.13%, 4/1/28, LOC: Westdeutsche
              Landsbank*.......................     1,775
  1,100     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series A, AMT,
              1.13%, 4/1/29, LOC: Societe
              Generale*........................     1,100
  2,125     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              1.20%, 4/1/28, LOC: Westdeutsche
              Landesbank*......................     2,125
  1,200     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              1.20%, 4/1/29, LOC: Westdeutsche
              Landesbank*......................     1,200

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $1,800     State Higher Education Facilities
              Revenue, Xavier University
              Project, Series B, 1.20%,
              11/1/30, LOC: Firstar Bank*......  $  1,800
  2,500     State Higher Education Facilities
              Revenue, John Carroll, Series A,
              1.30%, 11/15/31, LOC: Allied
              Irish Bank*......................     2,500
  4,600     State Higher Education Facilities
              Revenue, John Carroll, 1.25%,
              2/1/32, LOC: Allied Irish
              Bank*............................     4,600
  1,030     State Higher Education Facilities
              Revenue, Case Western Reserve
              University, Series A, 1.12%,
              10/1/22*.........................     1,030
  3,875     State University, General Receipts,
              Revenue, Series B, 1.07%,
              12/1/19*.........................     3,875
    550     State Water Development Authority,
              Revenue, Timken Co. Project,
              Series 93, 1.15%, 5/1/07, LOC:
              Wachovia Bank*...................       550
  1,990     State, Putter, Series 306, GO,
              1.29%, 11/1/18, LIQ: JP Morgan
              Chase*...........................     1,990
    825     Student Loan Funding Corp.,
              Cincinnati, Student Loan Revenue,
              Series 98A-1, AMT, 1.15%, 1/1/07,
              LIQ: Sallie Mae*.................       825
  2,870     Student Loan Funding Corp.,
              Cincinnati, Student Loan Revenue,
              Series 98A-2, AMT, 1.15%, 8/1/10,
              LIQ: Sallie Mae*.................     2,870
  3,185     Summit County, IDR, Quality Mold,
              Inc. Project, Series 99, AMT,
              1.45%, 6/1/19, LOC: Key Bank*....     3,185
  1,920     Warren County, Economic Development
              Revenue, Ralph J Stolle
              Countyside YMCA, 1.30%, 8/1/20,
              LOC: Fifth Third Bank*...........     1,920
  1,052     Warren County, Health Care
              Facilities Revenue, Otterbein
              Homes, Series B, 1.35%, 7/1/23,
              LOC: Fifth Third Bank*...........     1,052
  2,000     Wooster, IDR, Allen Group, Inc.,
              1.15%, 12/1/10, LOC: Wachovia
              Bank*............................     2,000
                                                 --------
  Total Weekly Demand Notes                        93,996
                                                 --------
Total (Amortized Cost $117,975) (a)              $117,975
                                                 ========

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)

------------
Percentages indicated are based on net assets of $118,060.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Variable rate securities. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2003.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 20

ONE GROUP MUTUAL FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

EDC          Economic Development Corporation

EDR          Economic Development Revenue

FGIC         Insured by Financial Guaranty Insurance Corporation

FHA          Insured by Federal Housing Association

FHLB         Insured by Federal Home Loan Bank

FHLMC        Insured by Federal Home Loan Mortgage Corporation

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GTY          Guaranty

HDA          Housing Development Authority

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

INS          Insured

LIQ          Liquidity Agreement

LO           Limited Obligation

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

PCR          Pollution Control Revenue

SLMA         Insured by Student Loan Marketing Association

SPA          Standby Purchase Agreement

STIC         Short-Term Investment Co.

TFIC         Tax-Free Investment Co.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                              U.S. TREASURY         U.S.                            MICHIGAN          OHIO
                                 PRIME         SECURITIES        GOVERNMENT        MUNICIPAL       MUNICIPAL       MUNICIPAL
                                 MONEY            MONEY          SECURITIES          MONEY           MONEY           MONEY
                                 MARKET          MARKET         MONEY MARKET         MARKET          MARKET          MARKET
                                  FUND            FUND              FUND              FUND            FUND            FUND
                              ------------    -------------    ---------------    ------------    ------------    ------------
ASSETS:
Investments, at amortized
  cost......................   $8,819,830      $1,608,250         $643,641         $1,383,783       $123,817        $117,975
Repurchase agreements, at
  cost......................      954,196       3,872,154          285,137                 --             --              --
                               ----------      ----------         --------         ----------       --------        --------
Investments, at value.......    9,774,026       5,480,404          928,778          1,383,783        123,817         117,975
Cash........................            1               1                1                  9              2               2
Interest & dividends
  receivable................        9,948           6,562            1,148              2,595            182             224
Receivable for capital
  shares issued.............          836               4               --                 --             --              --
Prepaid expenses............           73              40                7                  4              1               1
                               ----------      ----------         --------         ----------       --------        --------
Total Assets................    9,784,884       5,487,011          929,934          1,386,391        124,002         118,202
                               ----------      ----------         --------         ----------       --------        --------
LIABILITIES:
Dividends payable...........        4,345           1,947              327                779             57              52
Payable for capital shares
  redeemed..................          320              --               --                 --             --              --
Accrued expenses and other
  payables:
  Investment advisory
    fees....................        2,712           1,557              258                336             29              29
  Administration fees.......        1,353             736              123                202             17              18
  Distribution fees.........        1,160             464              154                 85             13              15
  Other.....................        2,630           1,204              183                285             40              28
                               ----------      ----------         --------         ----------       --------        --------
Total Liabilities...........       12,520           5,908            1,045              1,687            156             142
                               ----------      ----------         --------         ----------       --------        --------
NET ASSETS:
Capital.....................    9,772,365       5,481,103          928,889          1,384,670        123,846         118,044
Undistributed (distributions
  in excess of) net
  investment income.........          (12)             (3)              --                  1             --              --
Accumulated undistributed
  net realized gains
  (losses) from investment
  transactions..............           11               3               --                 33             --              16
                               ----------      ----------         --------         ----------       --------        --------
Net Assets..................   $9,772,364      $5,481,103         $928,889         $1,384,704       $123,846        $118,060
                               ==========      ==========         ========         ==========       ========        ========
NET ASSETS:
  Class I...................   $4,267,629      $3,224,755         $154,466         $  976,425       $ 61,558        $ 46,588
  Class A...................    5,449,581       2,252,555          774,423            408,279         62,288          71,472
  Class B...................       50,456           2,702               --                 --             --              --
  Class C...................        4,698           1,091               --                 --             --              --
                               ----------      ----------         --------         ----------       --------        --------
Total.......................   $9,772,364      $5,481,103         $928,889         $1,384,704       $123,846        $118,060
                               ==========      ==========         ========         ==========       ========        ========
OUTSTANDING UNITS OF
  BENEFICIAL INTEREST
  (SHARES):
  Class I...................    4,267,570       3,224,788          154,468            976,358         61,554          46,574
  Class A...................    5,449,616       2,252,522          774,421            408,280         62,301          71,445
  Class B...................       50,456           2,703               --                 --             --              --
  Class C...................        4,697           1,092               --                 --             --              --
                               ----------      ----------         --------         ----------       --------        --------
Total.......................    9,772,339       5,481,105          928,889          1,384,638        123,855         118,019
                               ==========      ==========         ========         ==========       ========        ========
Net Asset Value:
  Offering and redemption
    price per share (Class
    I, Class A, Class B, and
    Class C)................   $     1.00      $     1.00         $   1.00         $     1.00       $   1.00        $   1.00
                               ==========      ==========         ========         ==========       ========        ========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 22

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                             U.S. TREASURY        U.S.                          MICHIGAN         OHIO
                                 PRIME        SECURITIES       GOVERNMENT       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                 MONEY           MONEY         SECURITIES         MONEY          MONEY          MONEY
                                 MARKET         MARKET        MONEY MARKET        MARKET         MARKET         MARKET
                                  FUND           FUND             FUND             FUND           FUND           FUND
                              ------------   -------------   ---------------   ------------   ------------   ------------
INVESTMENT INCOME:
Interest income.............    $56,772         $30,997          $5,163           $7,932          $666           $634
Dividend income.............      2,988              --              54              107            --              2
                                -------         -------          ------           ------          ----           ----
Total Income................     59,760          30,997           5,217            8,039           666            636
                                -------         -------          ------           ------          ----           ----
EXPENSES:
Investment advisory fees....     18,082          10,221           1,592            2,724           231            192
Administration fees.........      8,336           4,712             734            1,256           106            103
Distribution fees (Class
  A)........................      6,934           2,921             937              564            82             87
Distribution fees (Class
  B)........................        290              15              --               --            --             --
Distribution fees (Class
  C)........................         53               7              --               --            --             --
Custodian fees..............        118              71              13               22             2              3
Legal and audit fees........         82              43              10               14             3              4
Trustees' fees and
  expenses..................         50              24               5                7             1              1
Transfer agent fees.........      1,071             111              11               17             3              3
Registration and filing
  fees......................        163              69              22               42             3              8
Printing and mailing
  costs.....................        184              87              17               26             2              2
Other.......................        116              77              11               24            16              5
                                -------         -------          ------           ------          ----           ----
Total expenses before
  waivers...................     35,479          18,358           3,352            4,696           449            408
Less waivers................     (1,506)           (244)            (49)            (629)          (54)           (20)
                                -------         -------          ------           ------          ----           ----
Net Expenses................     33,973          18,114           3,303            4,067           395            388
                                -------         -------          ------           ------          ----           ----
Net Investment Income.......     25,787          12,883           1,914            3,972           271            248
                                -------         -------          ------           ------          ----           ----
REALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS:
Net realized gains (losses)
  from investments..........         11               3               1               33             1             16
                                -------         -------          ------           ------          ----           ----
Change in net assets
  resulting from
  operations................    $25,798         $12,886          $1,915           $4,005          $272           $264
                                =======         =======          ======           ======          ====           ====

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                      U.S. TREASURY                 U.S. GOVERNMENT
                                          PRIME                        SECURITIES                     SECURITIES
                                    MONEY MARKET FUND               MONEY MARKET FUND              MONEY MARKET FUND
                               ----------------------------    ---------------------------    ---------------------------
                                SIX MONTHS         YEAR         SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                  ENDED           ENDED           ENDED           ENDED          ENDED           ENDED
                               DECEMBER 31,      JUNE 30,      DECEMBER 31,     JUNE 30,      DECEMBER 31,     JUNE 30,
                                   2003            2003            2003           2003            2003           2003
                               ------------    ------------    ------------    -----------    ------------    -----------
                               (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income......  $    25,787     $    112,317    $    12,883     $    60,165    $     1,914     $     7,956
  Net realized gains (losses)
    from investment
    transactions.............           11               16              3             134              1               4
                               -----------     ------------    -----------     -----------    -----------     -----------
Change in net assets
  resulting from
  operations.................       25,798          112,333         12,886          60,299          1,915           7,960
                               -----------     ------------    -----------     -----------    -----------     -----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income...................      (15,029)         (56,624)        (9,556)        (38,708)          (500)         (1,712)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment
    income...................      (10,738)         (55,525)        (3,459)        (21,446)        (1,414)         (6,259)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment
    income...................          (40)            (212)            (4)            (10)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment
    income...................           (7)             (17)            (1)             (2)
                               -----------     ------------    -----------     -----------    -----------     -----------
Change in net assets from
  shareholder
  distributions..............      (25,814)        (112,378)       (13,020)        (60,166)        (1,914)         (7,971)
                               -----------     ------------    -----------     -----------    -----------     -----------
CAPITAL TRANSACTIONS:
  Change in net assets from
    capital transactions.....     (924,999)      (1,191,801)      (888,304)       (983,934)        48,049         (46,776)
                               -----------     ------------    -----------     -----------    -----------     -----------
Change in net assets.........     (925,015)      (1,191,846)      (888,438)       (983,801)        48,050         (46,787)
NET ASSETS:
  Beginning of period........   10,697,379       11,889,225      6,369,541       7,353,342        880,839         927,626
                               -----------     ------------    -----------     -----------    -----------     -----------
  End of period..............  $ 9,772,364     $ 10,697,379    $ 5,481,103     $ 6,369,541    $   928,889     $   880,839
                               ===========     ============    ===========     ===========    ===========     ===========
SHARE TRANSACTIONS (SHARE
  TRANSACTIONS ARE AT $1.00
  PER SHARE):
CLASS I SHARES:
  Issued.....................    5,522,001       11,718,796      2,909,259       7,957,350        212,228         589,431
  Reinvested.................        4,305           13,439             16              55              3              10
  Redeemed...................   (6,140,175)     (12,176,579)    (3,596,966)     (8,232,984)      (194,987)       (546,221)
                               -----------     ------------    -----------     -----------    -----------     -----------
  Change in Class I Shares...     (613,869)        (444,344)      (687,691)       (275,579)        17,244          43,220
                               ===========     ============    ===========     ===========    ===========     ===========
CLASS A SHARES:
  Issued.....................    6,244,782       12,677,757      2,107,451       5,421,541      1,661,504       2,930,867
  Reinvested.................        3,584           18,707            821           4,272              1              21
  Redeemed...................   (6,542,801)     (13,473,645)    (2,308,715)     (6,135,715)    (1,630,700)     (3,020,885)
                               -----------     ------------    -----------     -----------    -----------     -----------
  Change in Class A Shares...     (294,435)        (777,181)      (200,443)       (709,902)        30,805         (89,997)
                               ===========     ============    ===========     ===========    ===========     ===========
CLASS B SHARES:
  Issued.....................       14,350           85,850            553           3,735
  Reinvested.................           39              210              3               9
  Redeemed...................      (26,514)         (62,169)          (949)         (2,383)
                               -----------     ------------    -----------     -----------
  Change in Class B Shares...      (12,125)          23,891           (393)          1,361
                               ===========     ============    ===========     ===========
CLASS C SHARES:
  Issued.....................        8,717           17,972          1,685           1,074
  Reinvested.................            7               16              2               2
  Redeemed...................      (13,294)         (12,151)        (1,464)           (889)
                               -----------     ------------    -----------     -----------
  Change in Class C Shares...       (4,570)           5,837            223             187
                               ===========     ============    ===========     ===========

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 24

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                        MICHIGAN MUNICIPAL             OHIO MUNICIPAL
                                               MUNICIPAL                 MONEY MARKET FUND            MONEY MARKET FUND
                                           MONEY MARKET FUND         -------------------------    -------------------------
                                      ---------------------------     SIX MONTHS                   SIX MONTHS
                                       SIX MONTHS        YEAR           ENDED          YEAR          ENDED          YEAR
                                         ENDED           ENDED         DECEMBER        ENDED        DECEMBER        ENDED
                                      DECEMBER 31,     JUNE 30,          31,         JUNE 30,         31,         JUNE 30,
                                          2003           2003            2003          2003           2003          2003
                                      ------------    -----------    ------------    ---------    ------------    ---------
                                      (UNAUDITED)                    (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.............  $     3,972     $    15,428     $     271      $   1,159     $     248      $   1,119
  Net realized gains (losses) from
    investment transactions.........           33              56             1            -(a)           16              2
                                      -----------     -----------     ---------      ---------     ---------      ---------
Change in net assets resulting from
  operations........................        4,005          15,484           272          1,159           264          1,121
                                      -----------     -----------     ---------      ---------     ---------      ---------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income........       (3,268)        (11,867)         (177)          (669)         (153)          (555)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income........         (759)         (3,571)          (94)          (490)          (97)          (545)
                                      -----------     -----------     ---------      ---------     ---------      ---------
Change in net assets from
  shareholder distributions.........       (4,027)        (15,438)         (271)        (1,159)         (250)        (1,100)
                                      -----------     -----------     ---------      ---------     ---------      ---------
CAPITAL TRANSACTIONS:
  Change in net assets from capital
    transactions....................     (187,188)       (253,474)      (17,777)        (3,794)      (35,622)         5,707
                                      -----------     -----------     ---------      ---------     ---------      ---------
Change in net assets................     (187,210)       (253,428)      (17,776)        (3,794)      (35,608)         5,728
NET ASSETS:
  Beginning of period...............    1,571,914       1,825,342       141,622        145,416       153,668        147,940
                                      -----------     -----------     ---------      ---------     ---------      ---------
  End of period.....................  $ 1,384,704     $ 1,571,914     $ 123,846      $ 141,622     $ 118,060      $ 153,668
                                      ===========     ===========     =========      =========     =========      =========
SHARE TRANSACTIONS (SHARE
  TRANSACTIONS ARE AT $1.00 PER
  SHARE):
CLASS I SHARES:
  Issued............................      616,905       1,090,555        65,574        154,423        26,099        101,828
  Reinvested........................           54             189             1             12             2             25
  Redeemed..........................     (725,654)     (1,296,035)      (68,164)      (173,300)      (53,277)       (85,442)
                                      -----------     -----------     ---------      ---------     ---------      ---------
  Change in Class I Shares..........     (108,695)       (205,291)       (2,589)       (18,865)      (27,176)        16,411
                                      ===========     ===========     =========      =========     =========      =========
CLASS A SHARES:
  Issued............................      537,928       1,403,865        99,650        246,486       108,890        227,050
  Reinvested........................          413           1,939            97            507            98            569
  Redeemed..........................     (616,833)     (1,453,986)     (114,935)      (231,921)     (117,435)      (238,324)
                                      -----------     -----------     ---------      ---------     ---------      ---------
  Change in Class A Shares..........      (78,492)        (48,182)      (15,188)        15,072        (8,447)       (10,705)
                                      ===========     ===========     =========      =========     =========      =========

------------

(a) Amount less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                          NET ASSET   ----------   -------------   NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                          ---------   ----------   -------------   ---------   ------
PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................   $1.000       $0.003        $(0.003)      $1.000      0.32%(b)
 Year Ended June 30, 2003...............    1.000        0.011         (0.011)       1.000      1.15
 Year Ended June 30, 2002...............    1.000        0.021         (0.021)       1.000      2.14
 Year Ended June 30, 2001...............    1.000        0.055         (0.055)       1.000      5.63
 Year Ended June 30, 2000...............    1.000        0.054         (0.054)       1.000      5.51
 Year Ended June 30, 1999...............    1.000        0.049         (0.049)       1.000      4.98
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.003         (0.003)       1.000      0.27(b)
 Year Ended June 30, 2003...............    1.000        0.010         (0.010)       1.000      0.99
 Year Ended June 30, 2002...............    1.000        0.020         (0.020)       1.000      2.07
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000      5.31
 Year Ended June 30, 2000...............    1.000        0.050         (0.050)       1.000      5.12
 Year Ended June 30, 1999...............    1.000        0.045         (0.045)       1.000      4.63
U.S. GOVERNMENT SECURITIES MONEY MARKET
 FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.003         (0.003)       1.000      0.32(b)
 Year Ended June 30, 2003...............    1.000        0.011         (0.011)       1.000      1.09
 Year Ended June 30, 2002...............    1.000        0.021         (0.021)       1.000      2.17
 March 16, 2001 to June 30, 2001 (a)....    1.000        0.012         (0.012)       1.000      1.18(b)
MUNICIPAL MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.003         (0.003)       1.000      0.30(b)
 Year Ended June 30, 2003...............    1.000        0.010         (0.010)       1.000      0.96
 Year Ended June 30, 2002...............    1.000        0.014         (0.014)       1.000      1.45
 Year Ended June 30, 2001...............    1.000        0.034         (0.034)       1.000      3.48
 Year Ended June 30, 2000...............    1.000        0.033         (0.033)       1.000      3.38
 Year Ended June 30, 1999...............    1.000        0.028         (0.028)       1.000      2.88
MICHIGAN MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.003         (0.003)       1.000      0.27(b)
 Year Ended June 30, 2003...............    1.000        0.009         (0.009)       1.000      0.87
 Year Ended June 30, 2002...............    1.000        0.014         (0.014)       1.000      1.41
 Year Ended June 30, 2001...............    1.000        0.034         (0.034)       1.000      3.44
 Year Ended June 30, 2000...............    1.000        0.033         (0.033)       1.000      3.32
 Six Months Ended June 30, 1999 (d).....    1.000        0.013         (0.013)       1.000      1.34(b)
 Year Ended December 31, 1998...........    1.000        0.030         (0.030)       1.000      3.02
OHIO MUNICIPAL MONEY MARKET FUND (CLASS
 I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.003         (0.003)       1.000      0.27(b)
 Year Ended June 30, 2003...............    1.000        0.009         (0.009)       1.000      0.88
 Year Ended June 30, 2002...............    1.000        0.014         (0.014)       1.000      1.43
 Year Ended June 30, 2001...............    1.000        0.034         (0.034)       1.000      3.42
 Year Ended June 30, 2000...............    1.000        0.033         (0.033)       1.000      3.32
 Year Ended June 30, 1999...............    1.000        0.028         (0.028)       1.000      2.88

                                                     RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------------------------
                                                                                RATIO OF
                                                       RATIO OF    RATIO OF    EXPENSES TO
                                             NET       EXPENSES      NET         AVERAGE
                                           ASSETS,        TO      INVESTMENT       NET
                                            END OF     AVERAGE    INCOME TO      ASSETS
                                            PERIOD       NET       AVERAGE       WITHOUT
                                           (000'S)      ASSETS    NET ASSETS     WAIVERS
                                          ----------   --------   ----------   -----------
PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................  $4,267,629     0.52%(c)    0.64%(c)     0.54%(c)
 Year Ended June 30, 2003...............   4,881,506     0.52        1.14         0.55
 Year Ended June 30, 2002...............   5,325,870     0.52        2.12         0.55
 Year Ended June 30, 2001...............   5,172,911     0.52        5.54         0.55
 Year Ended June 30, 2000...............   6,224,509     0.52        5.39         0.55
 Year Ended June 30, 1999...............   5,398,206     0.50        4.79         0.54
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................   3,224,755     0.52(c)     0.54(c)      0.53(c)
 Year Ended June 30, 2003...............   3,912,526     0.52        0.99         0.53
 Year Ended June 30, 2002...............   4,188,032     0.52        2.01         0.53
 Year Ended June 30, 2001...............   3,941,215     0.52        5.25         0.54
 Year Ended June 30, 2000...............   4,785,390     0.51        4.98         0.54
 Year Ended June 30, 1999...............   5,599,894     0.51        4.52         0.54
U.S. GOVERNMENT SECURITIES MONEY MARKET
 FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................     154,466     0.52(c)     0.63(c)      0.53(c)
 Year Ended June 30, 2003...............     137,221     0.52        1.10         0.54
 Year Ended June 30, 2002...............      94,003     0.52        2.11         0.54
 March 16, 2001 to June 30, 2001 (a)....      95,179     0.52(c)     4.00(c)      0.53(c)
MUNICIPAL MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................     976,425     0.45(c)     0.58(c)      0.53(c)
 Year Ended June 30, 2003...............   1,085,136     0.45        0.96         0.53
 Year Ended June 30, 2002...............   1,290,395     0.45        1.38         0.53
 Year Ended June 30, 2001...............     977,300     0.45        3.43         0.53
 Year Ended June 30, 2000...............     969,070     0.46        3.31         0.54
 Year Ended June 30, 1999...............   1,077,205     0.46        2.84         0.56
MICHIGAN MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................      61,558     0.48(c)     0.53(c)      0.56(c)
 Year Ended June 30, 2003...............      64,146     0.49        0.88         0.57
 Year Ended June 30, 2002...............      83,008     0.47        1.49         0.55
 Year Ended June 30, 2001...............     100,673     0.45        3.40         0.53
 Year Ended June 30, 2000...............     111,900     0.47        3.33         0.56
 Six Months Ended June 30, 1999 (d).....      91,211     0.49(c)     2.65(c)      0.57(c)
 Year Ended December 31, 1998...........     110,833     0.50        2.97         0.53
OHIO MUNICIPAL MONEY MARKET FUND (CLASS
 I)
 Six Months Ended December 31, 2003
   (Unaudited)..........................      46,588     0.47(c)     0.52(c)      0.50(c)
 Year Ended June 30, 2003...............      73,757     0.47        0.88         0.50
 Year Ended June 30, 2002...............      57,338     0.46        1.47         0.50
 Year Ended June 30, 2001...............     100,004     0.46        3.33         0.49
 Year Ended June 30, 2000...............      62,084     0.45        3.26         0.52
 Year Ended June 30, 1999...............      55,745     0.42        2.85         0.55

------------
(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Money Market Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 26

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                          NET ASSET   ----------   -------------   NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                          ---------   ----------   -------------   ---------   ------
PRIME MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................   $1.000       $0.002        $(0.002)      $1.000      0.19%(b)
 Year Ended June 30, 2003...............    1.000        0.009         (0.009)       1.000      0.89
 Year Ended June 30, 2002...............    1.000        0.019         (0.019)       1.000      1.88
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000      5.37
 Year Ended June 30, 2000...............    1.000        0.051         (0.051)       1.000      5.25
 Year Ended June 30, 1999...............    1.000        0.046         (0.046)       1.000      4.72
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.001         (0.001)       1.000      0.15(b)
 Year Ended June 30, 2003...............    1.000        0.007         (0.007)       1.000      0.73
 Year Ended June 30, 2002...............    1.000        0.018         (0.018)       1.000      1.81
 Year Ended June 30, 2001...............    1.000        0.049         (0.049)       1.000      5.05
 Year Ended June 30, 2000...............    1.000        0.048         (0.048)       1.000      4.86
 Year Ended June 30, 1999...............    1.000        0.043         (0.043)       1.000      4.37
U.S. GOVERNMENT SECURITIES MONEY MARKET
 FUND (CLASS A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.002         (0.002)       1.000      0.19(b)
 Year Ended June 30, 2003...............    1.000        0.008         (0.008)       1.000      0.84
 Year Ended June 30, 2002...............    1.000        0.019         (0.019)       1.000      1.91
 March 16, 2001 to June 30, 2001 (a)....    1.000        0.011         (0.011)       1.000      1.11(b)
MUNICIPAL MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.002         (0.002)       1.000      0.17(b)
 Year Ended June 30, 2003...............    1.000        0.007         (0.007)       1.000      0.71
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000      1.20
 Year Ended June 30, 2001...............    1.000        0.032         (0.032)       1.000      3.23
 Year Ended June 30, 2000...............    1.000        0.031         (0.031)       1.000      3.12
 Year Ended June 30, 1999...............    1.000        0.026         (0.026)       1.000      2.63
MICHIGAN MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.001         (0.001)       1.000      0.15(b)
 Year Ended June 30, 2003...............    1.000        0.006         (0.006)       1.000      0.62
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000      1.16
 Year Ended June 30, 2001...............    1.000        0.031         (0.031)       1.000      3.18
 Year Ended June 30, 2000...............    1.000        0.030         (0.030)       1.000      3.06
 Six Months Ended June 30, 1999 (d).....    1.000        0.012         (0.012)       1.000      1.21(b)
 Year Ended December 31, 1998...........    1.000        0.027         (0.027)       1.000      2.76
OHIO MUNICIPAL MONEY MARKET FUND (CLASS
 A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.001         (0.001)       1.000      0.14(b)
 Year Ended June 30, 2003...............    1.000        0.006         (0.006)       1.000      0.63
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000      1.17
 Year Ended June 30, 2001...............    1.000        0.031         (0.031)       1.000      3.16
 Year Ended June 30, 2000...............    1.000        0.030         (0.030)       1.000      3.06
 Year Ended June 30, 1999...............    1.000        0.026         (0.026)       1.000      2.62

                                                     RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------------------------
                                                                                RATIO OF
                                                       RATIO OF    RATIO OF    EXPENSES TO
                                             NET       EXPENSES      NET         AVERAGE
                                           ASSETS,        TO      INVESTMENT       NET
                                            END OF     AVERAGE    INCOME TO      ASSETS
                                            PERIOD       NET       AVERAGE       WITHOUT
                                           (000'S)      ASSETS    NET ASSETS     WAIVERS
                                          ----------   --------   ----------   -----------
PRIME MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................  $5,449,581     0.77%(c)    0.39%(c)      0.80%(c)
 Year Ended June 30, 2003...............   5,744,025     0.77        0.90          0.80
 Year Ended June 30, 2002...............   6,521,235     0.77        1.88          0.80
 Year Ended June 30, 2001...............   7,342,790     0.77        5.01          0.80
 Year Ended June 30, 2000...............   3,505,068     0.77        5.13          0.80
 Year Ended June 30, 1999...............   3,171,028     0.75        4.47          0.79
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................   2,252,555     0.77(c)     0.29(c)       0.78(c)
 Year Ended June 30, 2003...............   2,453,050     0.77        0.75          0.78
 Year Ended June 30, 2002...............   3,162,893     0.77        1.80          0.78
 Year Ended June 30, 2001...............   3,512,937     0.77        4.75          0.78
 Year Ended June 30, 2000...............   1,846,153     0.76        4.74          0.79
 Year Ended June 30, 1999...............   2,073,442     0.76        4.21          0.79
U.S. GOVERNMENT SECURITIES MONEY MARKET
 FUND (CLASS A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................     774,423     0.77(c)     0.38(c)       0.78(c)
 Year Ended June 30, 2003...............     743,618     0.77        0.84          0.79
 Year Ended June 30, 2002...............     833,623     0.77        1.86          0.79
 March 16, 2001 to June 30, 2001 (a)....     749,460     0.77(c)     3.72(c)       0.77(c)
MUNICIPAL MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................     408,279     0.70(c)     0.33(c)       0.78(c)
 Year Ended June 30, 2003...............     486,778     0.70        0.71          0.78
 Year Ended June 30, 2002...............     534,947     0.69        1.19          0.77
 Year Ended June 30, 2001...............     470,425     0.70        3.18          0.78
 Year Ended June 30, 2000...............     438,468     0.71        3.06          0.79
 Year Ended June 30, 1999...............     428,448     0.70        2.59          0.80
MICHIGAN MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................      62,288     0.73(c)     0.29(c)       0.81(c)
 Year Ended June 30, 2003...............      77,476     0.74        0.62          0.82
 Year Ended June 30, 2002...............      62,408     0.72        1.21          0.80
 Year Ended June 30, 2001...............     125,294     0.70        3.05          0.78
 Year Ended June 30, 2000...............      76,294     0.72        3.03          0.81
 Six Months Ended June 30, 1999 (d).....      69,101     0.75(c)     2.42(c)       0.84(c)
 Year Ended December 31, 1998...........      64,283     0.75        2.72          0.78
OHIO MUNICIPAL MONEY MARKET FUND (CLASS
 A)
 Six Months Ended December 31, 2003
   (Unaudited)..........................      71,472     0.72(c)     0.28(c)       0.75(c)
 Year Ended June 30, 2003...............      79,911     0.72        0.62          0.75
 Year Ended June 30, 2002...............      90,602     0.71        1.17          0.75
 Year Ended June 30, 2001...............      59,583     0.71        3.05          0.74
 Year Ended June 30, 2000...............      29,842     0.70        3.00          0.77
 Year Ended June 30, 1999...............      37,180     0.67        2.60          0.80

------------
(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Money Market Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                          NET ASSET   ----------   -------------   NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                          ---------   ----------   -------------   ---------   ------
PRIME MONEY MARKET FUND (CLASS B)
 Six Months Ended December 31, 2003
   (Unaudited)..........................   $1.000       $0.001        $(0.001)      $1.000      0.07%(b)
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000      0.33
 Year Ended June 30, 2002...............    1.000        0.011         (0.011)       1.000      1.12
 Year Ended June 30, 2001...............    1.000        0.045         (0.045)       1.000      4.58
 Year Ended June 30, 2000...............    1.000        0.044         (0.044)       1.000      4.47
 Year Ended June 30, 1999...............    1.000        0.039         (0.039)       1.000      3.94
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS B)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.001         (0.001)       1.000      0.12(b)
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000      0.31
 Year Ended June 30, 2002...............    1.000        0.010         (0.010)       1.000      1.05
 Year Ended June 30, 2001...............    1.000        0.042         (0.042)       1.000      4.27
 Year Ended June 30, 2000...............    1.000        0.040         (0.040)       1.000      4.08
 Year Ended June 30, 1999...............    1.000        0.035         (0.035)       1.000      3.60
PRIME MONEY MARKET FUND (CLASS C)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.001         (0.001)       1.000      0.07(b)
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000      0.33
 Year Ended June 30, 2002...............    1.000        0.011         (0.011)       1.000      1.12
 Year Ended June 30, 2001...............    1.000        0.045         (0.045)       1.000      4.58
 May 31, 2000 to June 30, 2000 (a)......    1.000        0.004         (0.004)       1.000      0.43(b)
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS C)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1.000        0.001         (0.001)       1.000      0.12(b)
 Year Ended June 30, 2003...............    1.000        0.003         (0.003)       1.000      0.31
 Year Ended June 30, 2002...............    1.000        0.010         (0.010)       1.000      1.05
 Year Ended June 30, 2001...............    1.000        0.042         (0.042)       1.000      4.27
 Year Ended June 30, 2000...............    1.000        0.040         (0.040)       1.000      4.08
 Year Ended June 30, 1999...............    1.000        0.035         (0.035)       1.000      3.59

                                                    RATIOS/SUPPLEMENTARY DATA
                                          ---------------------------------------------
                                                                             RATIO OF
                                                    RATIO OF    RATIO OF    EXPENSES TO
                                            NET     EXPENSES      NET         AVERAGE
                                          ASSETS,      TO      INVESTMENT       NET
                                          END OF    AVERAGE    INCOME TO      ASSETS
                                          PERIOD      NET       AVERAGE       WITHOUT
                                          (000'S)    ASSETS    NET ASSETS     WAIVERS
                                          -------   --------   ----------   -----------
PRIME MONEY MARKET FUND (CLASS B)
 Six Months Ended December 31, 2003
   (Unaudited)..........................  $50,456     1.02%(c)    0.14%(c)     1.55%(c)
 Year Ended June 30, 2003...............   62,581     1.33        0.32         1.55
 Year Ended June 30, 2002...............   38,690     1.52        1.08         1.55
 Year Ended June 30, 2001...............   33,898     1.52        4.22         1.55
 Year Ended June 30, 2000...............   16,564     1.52        4.42         1.55
 Year Ended June 30, 1999...............    9,854     1.50        3.80         1.54
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS B)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    2,702     0.82(c)     0.24(c)      1.53(c)
 Year Ended June 30, 2003...............    3,096     1.17        0.31         1.53
 Year Ended June 30, 2002...............    1,735     1.52        0.95         1.53
 Year Ended June 30, 2001...............    1,014     1.52        4.17         1.54
 Year Ended June 30, 2000...............    1,057     1.51        3.97         1.54
 Year Ended June 30, 1999...............    1,012     1.51        3.43         1.54
PRIME MONEY MARKET FUND (CLASS C)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    4,698     1.03(c)     0.13(c)      1.53(c)
 Year Ended June 30, 2003...............    9,267     1.33        0.31         1.55
 Year Ended June 30, 2002...............    3,430     1.52        0.95         1.55
 Year Ended June 30, 2001...............    1,266     1.52        4.30         1.56
 May 31, 2000 to June 30, 2000 (a)......      848     1.52(c)     5.11(c)      1.55(c)
U.S. TREASURY SECURITIES MONEY MARKET
 FUND (CLASS C)
 Six Months Ended December 31, 2003
   (Unaudited)..........................    1,091     0.83(c)     0.24(c)      1.53(c)
 Year Ended June 30, 2003...............      869     1.19        0.30         1.53
 Year Ended June 30, 2002...............      682     1.52        1.02         1.53
 Year Ended June 30, 2001...............      459     1.52        4.00         1.53
 Year Ended June 30, 2000...............      526     1.51        3.96         1.54
 Year Ended June 30, 1999...............      684     1.51        3.35         1.54

------------
(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 28

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-two series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, and Class C shares. In addition, the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund are authorized to issue Class B shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity or reset date of the security.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Treasury or U.S. government agency obligations with counterparties approved by the Board of Trustees, consistent with each Fund's investment policy.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of

ONE GROUP MUTUAL FUNDS MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2003 Continued

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

     expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   One Group Dealer Services, Inc. (the "Distributor"), an affiliate of Bank One Corporation, serves the Trust as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares, Class B shares and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the funds and 1.00% of the average daily net assets of Class B and Class C shares. For the six months ended December 31, 2003, the Distributor received $22,808 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $8,304 to affiliated broker-dealers of the Funds.

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 30

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

FUND                                                          CLASS I     CLASS A     CLASS B     CLASS C
----                                                          -------     -------     -------     -------
Prime Money Market Fund.....................................    0.52%       0.77%       1.52%       1.52%
U.S. Treasury Securities Money Market Fund..................    0.52        0.77        1.52        1.52
U.S. Government Securities Money Market Fund................    0.52        0.77          --          --
Municipal Money Market Fund.................................    0.47        0.72          --          --
Michigan Municipal Money Market Fund........................    0.49        0.74          --          --
Ohio Municipal Money Market Fund............................    0.47        0.72          --          --

   In addition, the Distributor has agreed to waive a portion of the 12b-1 fees on the Class B and Class C Shares of the Prime Money Market Fund and U.S. Treasury Securities Fund in order to maintain a competitive yield for shareholders.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corporation entered into an agreement which provides for the merger of Bank One Corporation into J.P. Morgan Chase & Co. This merger is expected to be completed in mid-2004. The Advisor, Administrator and the Distributor are subsidiaries of Bank One Corporation.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. CONCENTRATION OF CREDIT RISK:

   The Michigan and Ohio Municipal Money Market Funds, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

5. FINANCING ARRANGEMENT:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing arrangement. Under this arrangement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million that expires November 23, 2004. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no loans outstanding.

6. INTERFUND LENDING ARRANGEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (generally Federal Funds Rate plus 0.50%). As of December 31, 2003, there were no outstanding loans for the Funds.

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

7. LEGAL MATTERS:

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC and other related parties (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with respect to certain mutual funds, including certain Funds of the Trust. In addition, as part of its inquiry of mutual fund practices, the SEC is conducting an examination of the Trust and an investigation of Banc One Investment Advisors Corporation ("BOIA"), advisor to the Trust. Bank One Corporation ("Bank One"), BOIA and its affiliates have assured the Trust and its Board of Trustees that they are cooperating fully with the NYAG, the SEC and other regulators in connection with inquiries into mutual fund practices.

   Immediately following the filing of the Canary Complaint, Bank One and the Trust's Board of Trustees launched an internal review in response to these and other allegations. Additionally, the Board of Trustees established a Special Review Committee to assist them in overseeing the review, as well as regulatory inquires and litigation relating to the issues raised in the Canary Complaint.

   As of December 31, 2003, a number of civil lawsuits, including purported class actions and purported shareholder derivative suits, have been filed against Bank One, BOIA, the Trust, its Trustees, certain Funds of the Trust, and certain related parties. The lawsuits allege various violations of state and federal laws including, but not limited to, breach of fiduciary duties, making false and misleading statements in prospectuses, and fraud. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these parties in the future.

   Bank One has agreed to reimburse the Trust for certain costs associated with these matters. In addition, Bank One has publicly announced its intent to make appropriate restitution if it determines that any shareholders of the Funds were damaged by the misconduct on the part of Bank One Corporation, its affiliates or their personnel.

Continued
ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 32

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

    NAME AND ADDRESS(1)
         Birthdate                                                                            Other Directorships
 Time Served with the Trust          Principal Occupation During the Past Five Years            Held by Trustee
----------------------------    ----------------------------------------------------------    --------------------
Peter C. Marshall               From March 2002 to present, self-employed as a business       None
12/10/42                        consultant; March 2000 to February 2002, Senior Vice
5/16/94-present                 President, W.D. Hoard, Inc. (corporate parent of DCI
                                Marketing, Inc.); November 1993 to March 2000, President
                                DCI Marketing, Inc.


Frederick W. Ruebeck            Since April 2000, Advisor, Jerome P. Green & Associates,      None
10/8/39                         LLC (a broker-dealer); January 2000 to April 2000,
5/16/94-present                 self-employed as a consultant; June 1988 to December 1999,
                                Director of Investments, Eli Lilly and Company.


Robert A. Oden, Jr.             From July 2002 to present, President, Carleton College;       None
9/11/46                         1995 to July 2002, President, Kenyon College.
6/25/97-present


John F. Finn                    Since 1975, President, Gardner, Inc. (wholesale               Director, Cardinal
11/15/47                        distributor to outdoor power equipment industry).             Health, Inc.
5/21/98-present


Marilyn McCoy                   Since 1985,Vice President of Administration and Planning,     None
3/18/48                         Northwestern University.
4/28/99-present


Julius L. Pallone               Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                         consultant).
4/28/99-present


Donald L. Tuttle                Since 1995, Vice President, Association for Investment        None
10/6/34                         Management and Research.
4/28/99-present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Trustee is indefinite except in the case of Mr. Pallone whose term expires on June 30, 2005. As of December 31, 2003, there were 58 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

    NAME AND ADDRESS(1)
         BIRTHDATE
     POSITION HELD AND
 TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
David J. Kundert               Since 1995, Chairman and Chief Executive Officer, Bank One
10/28/42                       Investment Management Group. Since 1992, President and Chief
President                      Executive Officer, Banc One Investment Advisors Corporation.
10/15/03-present               Director, Banc One Investment Advisors Corporation, One
                               Group Dealer Services, Inc., and One Group Administrative
                               Services, Inc.


Nadeem Yousaf                  From August 1999 to present, Vice President, Financial
1/26/69                        Services, BISYS Fund Services, Inc. From March 1997 to June
Treasurer                      1999, Director of Canadian Operations, Investors Bank and
11/13/03-present               Trust.


Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02-present


Scott E. Richter               From February 2003 to present, Senior Associate General
7/4/56                         Counsel, Bank One Corporation. Bank One Corporation. From
Secretary                      November 1998 to January 2003, Deputy General Counsel,
10/15/03-present               Institutional Division, INVESCO. From January 1997 to
                               October 1998, Associate General Counsel, Piper Capital
                               Management.


Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation. From August 1990 to January
Assistant Secretary            2000, Counsel, Bank One Corporation.
1/1/00-present


Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00-present                 Services, Inc. From July 1999 to October 1999, Project
                               Manager, One Group, Banc One Investment Advisors Corp. From
                               January 1998 to July 1999, Vice President, Ohio Bankers
                               Association. From July 1990 through December 1997, Vice
                               President, Client Services, BISYS Fund Services, Inc.


Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS. From June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95-present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. The term of office for each Officer is indefinite. As of December 31, 2003, there were 58 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

 34

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs of investing in the Funds and compare this cost with the ongoing costs of investing in other mutual funds. The examples assume that you had a $10,000 investment in the Fund at the beginning of the reporting period and continued to hold your shares at the end of the reporting period. The examples also assume that all dividends and distributions have been reinvested.

The examples use the actual net operating expenses applicable to that class for the period July 1, 2003 through December 31, 2003, including account fees (if any). The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the period July 1, 2003 through December 31 2003, and one using a hypothetical 5% annual return (2.50% for the reporting period). The net operating expenses are charged directly to the Fund and reduce the total return of the Fund.

Please note that the examples do not reflect any transactions costs, such as sales charges (loads), redemption fees or exchanges fees. If these transactional costs were included, your costs would have been higher.

                                                            INVESTMENT
                                                             ADVISORY     ADMINISTRATION    DISTRIBUTION       OTHER       TOTAL NET
                                            TOTAL RETURN     FEES(1)         FEES(2)          FEES(3)       EXPENSES(4)    EXPENSES
                                            ------------    ----------    --------------    ------------    -----------    ---------
PRIME MONEY MARKET FUND
  Class I  Actual period return ..........      0.32%          $16              8                --              2            $26
           Hypothetical return ...........      2.50%          $17              8                --              2            $27
  Class A  Actual period return ..........      0.19%          $16              8                13              2            $39
           Hypothetical return ...........      2.50%          $17              8                13              2            $40
  Class B  Actual period return ..........      0.07%          $16              8                25              2            $51
           Hypothetical return ...........      2.50%          $17              8                26              2            $53
  Class C  Actual period return ..........      0.07%          $16              8                25              2            $51
           Hypothetical return ...........      2.50%          $17              8                26              2            $53
U.S. TREASURY SECURITIES MONEY MARKET FUND
  Class I  Actual period return ..........      0.27%          $17              8                --              1            $26
           Hypothetical return ...........      2.50%          $17              8                --              1            $26
  Class A  Actual period return ..........      0.15%          $17              8                13              1            $39
           Hypothetical return ...........      2.50%          $17              8                13              1            $39
  Class B  Actual period return ..........      0.12%          $17              8                15              1            $41
           Hypothetical return ...........      2.50%          $17              8                15              1            $41
  Class C  Actual period return ..........      0.12%          $17              8                15              1            $41
           Hypothetical return ...........      2.50%          $17              8                15              1            $41
U.S. GOVERNMENT SECURITIES MONEY MARKET
  FUND
  Class I  Actual period return ..........      0.32%          $17              8                --              1            $26
           Hypothetical return ...........      2.50%          $17              8                --              1            $26
  Class A  Actual period return ..........      0.19%          $17              8                13              1            $39
           Hypothetical return ...........      2.50%          $17              8                13              1            $39
MUNICIPAL MONEY MARKET FUND
  Class I  Actual period return ..........      0.30%          $14              8                --              1            $23
           Hypothetical return ...........      2.50%          $14              8                --              1            $23
  Class A  Actual period return ..........      0.17%          $14              8                13              1            $36
           Hypothetical return ...........      2.50%          $14              8                13              1            $36
MICHIGAN MUNICIPAL MONEY MARKET FUND
  Class I  Actual period return ..........      0.27%          $14              8                --              2            $24
           Hypothetical return ...........      2.50%          $14              8                --              2            $24
  Class A  Actual period return ..........      0.15%          $14              8                13              2            $37
           Hypothetical return ...........      2.50%          $14              8                13              2            $37

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES, CONTINUED
HYPOTHETICAL $10,000 INVESTMENT AT BEGINNING OF PERIOD
(RETURNS INCLUDE EXPENSES)
(UNAUDITED)

                                                            INVESTMENT
                                                             ADVISORY     ADMINISTRATION    DISTRIBUTION       OTHER       TOTAL NET
                                            TOTAL RETURN     FEES(1)         FEES(2)          FEES(3)       EXPENSES(4)    EXPENSES
                                            ------------    ----------    --------------    ------------    -----------    ---------
OHIO MUNICIPAL MONEY MARKET FUND
  Class I  Actual period return ..........      0.27%          $14              8                --              2            $24
           Hypothetical return ...........      2.50%          $14              8                --              2            $24
  Class A  Actual period return ..........      0.14%          $14              8                13              2            $37
           Hypothetical return ...........      2.50%          $14              8                13              2            $37

------------

(1) Investment Advisory Fees are paid to Banc One Investment Advisors Corporation, an indirect wholly-owned subsidiary of Bank One Corporation, for investment advisory services. See Notes to Financial Statements for details.

(2) Administration Fees are paid to One Group Administrative Services, Inc., an affiliate of Bank One Corporation, for various administrative services, including among other things fund accounting, shareholder and broker/dealer service support, providing office space for the Funds, preparing and filing various forms required by the Securities and Exchange Commission, and working with the other service providers to the Funds to implement policies established by the Board of Trustees. See Notes to Financial Statements for details.

(3) Distribution Fees are paid to One Group Dealer Services, Inc. (the "Distributor"), an affiliate of Bank One Corporation, subject to distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor then pays these fees to various financial intermediaries for sales of Fund shares and/or providing services to you, the shareholder. Some distribution fees are retained by the Distributor for other distribution activities relating to the Funds. See Notes to Financial Statements for details.

(4) Other Expenses are paid to various service providers that are generally not affiliated with Bank One Corporation. The total dollar amount of these expenses for each Fund is shown in the Statement of Operations and includes items such as (i) custodian fees, (ii) legal fees, (iii) audit fees, (iv) Trustees fees and expenses, (v) transfer agent fees, (vi) registration fees, and (vii) printing and mailing fees.

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

                     [This page intentionally left blank.]

ONE GROUP MUTUAL FUNDS  MONEY MARKET FUNDS SEMI-ANNUAL REPORT  December 31, 2003

SEMI-ANNUAL REPORT


                                                [ONE GROUP MUTUAL FUNDS LOGO]















     One Group Mutual Funds are
     distributed by One Group Dealer
     Services, Inc., which is an
     affiliate of Bank One Corporation.
     Affiliates of Bank One Corporation
     receive fees for providing various
     services to the funds.

     Call One Group Dealer Services at
     1-800-480-4111 for a prospectus
     containing complete information
     about charges and expenses. Read
     carefully before investing. Past
     performance is no guarantee of
     future results.

     A description of the policies and
     procedures that the Funds use to
     determine how to vote proxies
     relating to portfolio securities is
     available (i) without charge, upon
     request, by calling 1-800-480-4111;
     (ii) on the Funds' website at
     http://www.onegroup.com; and (iii)
     on the Commission's website at
     http://www.sec.gov.





  TOG-F-040 (2/04)

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.


NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees. NOT APPLICABLE.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

{NOTE - THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant's board of directors, where the registrant's most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.


     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      One Group Mutual Funds
            -------------------------------------------------------------

By (Signature and Title)*  /s/ David J. Kundert, President
                         ------------------------------------------------

Date     March 5, 2004
     -----------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David J. Kundert, President
                         -------------------------------------------------

Date    March 5, 2004
     ----------------------

By (Signature and Title)*  /s/ Nadeem Yousaf, Treasurer
                         -------------------------------------------------

Date    March 5, 2004
     ----------------------



* Print the name and title of each signing officer under his or her signature.